UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                 Investment Company Act file number 811-08821
                                                    ----------

                              Rydex Variable Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Carl G. Verboncoeur
                              Rydex Variable Trust
                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
               --------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-301-296-5100
                                                           --------------

                   Date of fiscal year end: December 31, 2006
                                            -----------------

                   Date of reporting period: December 31, 2006
                                             -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


                                                               DECEMBER 31, 2006

                                              RYDEX VARIABLE TRUST ANNUAL REPORT

                                                                       NOVA FUND
                                                            INVERSE S&P 500 FUND
                                                                        OTC FUND
                                                                INVERSE OTC FUND
                                                            DYNAMIC S&P 500 FUND
                                                                DYNAMIC OTC FUND
                                                          MID-CAP ADVANTAGE FUND
                                                            INVERSE MID-CAP FUND
                                                    DYNAMIC RUSSELL 2000(R) FUND
                                                  RUSSELL 2000(R) ADVANTAGE FUND
                                                    INVERSE RUSSELL 2000(R) FUND
                                                            GOVERNMENT LONG BOND
                                                                  ADVANTAGE FUND
                                                         INVERSE GOVERNMENT LONG
                                                                       BOND FUND
                                                           EUROPE ADVANTAGE FUND
                                                            JAPAN ADVANTAGE FUND
                                                                DYNAMIC DOW FUND
                                                        INVERSE DYNAMIC DOW FUND
                                                            SMALL-CAP VALUE FUND
                                                              MID-CAP VALUE FUND
                                                            LARGE-CAP VALUE FUND
                                                           SMALL-CAP GROWTH FUND
                                                             MID-CAP GROWTH FUND
                                                           LARGE-CAP GROWTH FUND
                                               DYNAMIC STRENGTHENING DOLLAR FUND
                                                   DYNAMIC WEAKENING DOLLAR FUND
                                                      MULTI-CAP CORE EQUITY FUND
                                                            SECTOR ROTATION FUND
                                               U.S. GOVERNMENT MONEY MARKET FUND
                                                                    BANKING FUND
                                                            BASIC MATERIALS FUND
                                                              BIOTECHNOLOGY FUND
                                                                COMMODITIES FUND
                                                          CONSUMER PRODUCTS FUND
                                                                ELECTRONICS FUND
                                                                     ENERGY FUND
                                                            ENERGY SERVICES FUND
                                                         FINANCIAL SERVICES FUND
                                                                HEALTH CARE FUND
                                                                   INTERNET FUND
                                                                    LEISURE FUND
                                                            PRECIOUS METALS FUND
                                                                REAL ESTATE FUND
                                                                  RETAILING FUND
                                                                 TECHNOLOGY FUND
                                                         TELECOMMUNICATIONS FUND
                                                             TRANSPORTATION FUND
                                                                  UTILITIES FUND

                                                         [LOGO] RYDEXINVESTMENTS
                                                Essential for modern markets(TM)

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Rydex Distributors, Inc.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS ................................................    2

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS ................................    4

ABOUT SHAREHOLDERS' FUND EXPENSES .........................................    5

PERFORMANCE REPORTS AND FUND PROFILES .....................................    8

SCHEDULES OF INVESTMENTS ..................................................   55

STATEMENTS OF ASSETS AND LIABILITIES ......................................  172

STATEMENTS OF OPERATIONS ..................................................  180

STATEMENTS OF CHANGES IN NET ASSETS .......................................  188

FINANCIAL HIGHLIGHTS ......................................................  202

NOTES TO FINANCIAL STATEMENTS .............................................  209

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ...................  225

OTHER INFORMATION .........................................................  226

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS .............................  229


                                      THE RYDEX VARIABLE TRUST ANNUAL REPORT | 1

LETTER TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

In many ways, 2006 was a surprising year for investors. Equity markets turned in an unexpectedly strong performance, based in large part on a powerful year-end rally. For much of 2006, stock prices were kept in check by inflation and interest rate concerns. One of the most noteworthy developments of the year was that the Federal Reserve ("Fed") called a halt to its two-year interest rate raising campaign in an effort to see if the 17 consecutive increases in short-term rates enacted over the prior two years had been enough to slow economic growth and cool inflationary pressures.

Throughout 2006, stock prices reacted to two major inputs--the price of oil and the direction of future interest rate policy. The pause in interest rate hikes by the Fed changed the debate from when would they stop to when will they ease. Oil prices, which had been on a relentless climb going back to the days prior to hurricane Katrina, finally broke after a first-half rally brought the price of oil to $77/barrel in mid July. By the end of the year, oil ended up 3% lower than where it began at $61/barrel.

Underlying this was the hope that the economy would achieve a soft landing--slowing enough to give the Fed latitude to ease, but not enough to tip the economy into recession. The major risk in 2006 was housing. As the housing "bubble" burst, it had--and still has--the potential to pull the economy into recession. Stock price behavior, particularly in the fourth quarter, indicates that most observers believed the economy has dodged that bullet.

Stocks rallied modestly at the beginning of 2006 then pulled back in the May-July period on concerns about inflationary pressures and additional rate hikes by the Fed. With the economy slowing and inflationary pressures easing, markets rallied strongly in the fourth quarter, pushing the benchmark Dow Jones Industrial Average(SM) and S&P 500(R) indices to 19.05% and 15.79% gains, respectively, on a total return basis for the year.

Although it was a bit of a seesaw battle, investors expressed a preference for small-capitalization stocks as the small-cap Russell 2000(R) Index rose 18.37%, beating the large-cap Russell 1000(R) Index by 2.76%. The growth vs. value battle was less of a toss-up as the Russell 1000(R) Value Index soared 22.46% compared to 9.15% for the Russell 1000(R) Growth Index.

In this buoyant environment, all 10 S&P 500(R) sector indices turned in positive performances. In fact, only two indices in this series--health care and information technology--did not achieve double-digit returns. The standout performer was telecommunications, which rose a stunning 36.74%. The S&P Energy Index, riding the wave of record global economic growth, rose 24.21%, followed by the Consumer Discretionary Index, which was up 18.64%, buoyed by a seemingly inexhaustible propensity for consumers to spend.

Interest rates rose modestly in 2006 as the yield curve inverted, indicating that fixed-income investors anticipate a significant economic slowdown going forward.

Looking into 2007, we think it is likely that economic growth will be slower but not recessionary. In that environment we expect stocks to cool off, if not retreat a bit. That should give the Fed room to ease interest rates, which should push stock prices up again. We do not, however, expect those conditions to unfold until the second half of 2007.

Thank you for placing your trust in Rydex Investments.

Sincerely,

/s/David C. Reilly, CFA

David C. Reilly, CFA
Director of Investment Strategy


2 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

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                                      THE RYDEX VARIABLE TRUST ANNUAL REPORT | 3

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (UNAUDITED)
--------------------------------------------------------------------------------

Many of the Rydex Funds described in this report are benchmarked daily to leveraged or inverse versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

AN EXAMPLE OF COMPOUNDING

For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6% gain and an expectation that the fund will rise by 9%. On the same day, the fund's net asset value ("NAV") increases from $10.00 to $10.90 for a gain of 9.0%-in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

              INDEX       INDEX           FUND        FUND          FUND
              LEVEL    PERFORMANCE    EXPECTATION     NAV       PERFORMANCE    ASSESSMENT
-----------------------------------------------------------------------------------------
Start          100                                   $ 10.00
Day 1          106         6.00%          9.00%      $ 10.90        9.00%       In line
Day 2           99        -6.60%         -9.90%      $  9.82       -9.90%       In line
Cumulative                -1.00%         -1.50%                    -1.80%        -0.30%

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor's favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.


4 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

ABOUT SHAREHOLDERS' FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund's gross income and reduce the investment return of the fund.

A fund's expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning June 30, 2006 and ending December 31, 2006.

The following tables illustrate your fund's costs in two ways:

TABLE 1. BASED ON ACTUAL FUND RETURN. This section helps you estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

TABLE 2. BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the "SEC") requires all mutual funds to calculate expenses based on the 5% return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations above assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs which may be incurred by the Fund. These costs may include, but are not limited to, sales charges (loads), redemption fees, and exchange fees.

You can find more information about the Fund's expenses, including annual expense ratios for up to the past five years, in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.


                                      THE RYDEX VARIABLE TRUST ANNUAL REPORT | 5

--------------------------------------------------------------------------------

                                                     BEGINNING              ENDING      EXPENSES
                                       EXPENSE   ACCOUNT VALUE       ACCOUNT VALUE   PAID DURING
                                        RATIO+   JUNE 30, 2006   DECEMBER 31, 2006       PERIOD*
------------------------------------------------------------------------------------------------
TABLE 1. BASED ON ACTUAL FUND RETURN
Nova Fund                                1.49%   $    1,000.00   $        1,173.50   $      8.16
Inverse S&P 500 Fund                     1.53%        1,000.00              921.40          7.41
OTC Fund                                 1.49%        1,000.00            1,112.00          7.93
Inverse OTC Fund                         1.63%        1,000.00              924.90          7.91
Dynamic S&P 500 Fund                     1.64%        1,000.00            1,217.80          9.17
Dynamic OTC Fund                         1.65%        1,000.00            1,190.60          9.11
Mid-Cap Advantage Fund                   1.64%        1,000.00            1,061.70          8.52
Inverse Mid-Cap Fund                     1.64%        1,000.00              978.70          8.18
Dynamic Russell 2000(R) Fund****         1.64%        1,000.00            1,040.60          2.93
Russell 2000(R) Advantage Fund           1.64%        1,000.00            1,107.00          8.71
Inverse Russell 2000(R) Fund             1.62%        1,000.00              935.00          7.90
Government Long Bond Advantage Fund      1.19%        1,000.00            1,091.40          6.27
Inverse Government Long Bond Fund**      5.17%        1,000.00              954.80         25.47
Europe Advantage Fund                    1.65%        1,000.00            1,156.80          8.97
Japan Advantage Fund                     1.63%        1,000.00            1,044.50          8.40
Dynamic Dow Fund                         1.64%        1,000.00            1,227.30          9.21
Inverse Dynamic Dow Fund                 1.65%        1,000.00              831.80          7.62
Small-Cap Value Fund                     1.49%        1,000.00            1,100.70          7.89
Mid-Cap Value Fund                       1.49%        1,000.00            1,100.50          7.89
Large-Cap Value Fund                     1.50%        1,000.00            1,104.20          7.96
Small-Cap Growth Fund                    1.50%        1,000.00            1,042.00          7.72
Mid-Cap Growth Fund                      1.49%        1,000.00            1,043.00          7.67
Large-Cap Growth Fund                    1.49%        1,000.00            1,085.70          7.83
Dynamic Strengthening Dollar Fund        1.63%        1,000.00              996.80          8.20
Dynamic Weakening Dollar Fund            1.64%        1,000.00            1,029.50          8.39
Multi-Cap Core Equity Fund               1.42%        1,000.00            1,104.40          7.53
Sector Rotation Fund                     1.63%        1,000.00            1,075.70          8.53
U.S. Government Money Market Fund        1.18%        1,000.00            1,020.70          6.01
Banking Fund                             1.60%        1,000.00            1,078.00          8.38
Basic Materials Fund                     1.59%        1,000.00            1,114.20          8.47
Biotechnology Fund                       1.60%        1,000.00            1,028.90          8.18
Commodities Fund***                      1.50%        1,000.00              778.30          6.72
Consumer Products Fund                   1.59%        1,000.00            1,100.50          8.42
Electronics Fund                         1.55%        1,000.00            1,043.20          7.98
Energy Fund                              1.59%        1,000.00              995.10          8.00
Energy Services Fund                     1.57%        1,000.00              945.60          7.70
Financial Services Fund                  1.60%        1,000.00            1,124.00          8.57
Health Care Fund                         1.59%        1,000.00            1,092.20          8.38
Internet Fund                            1.60%        1,000.00            1,115.90          8.53
Leisure Fund                             1.60%        1,000.00            1,150.30          8.67
Precious Metals Fund                     1.48%        1,000.00            1,058.00          7.68
Real Estate Fund                         1.60%        1,000.00            1,176.50          8.78
Retailing Fund                           1.60%        1,000.00            1,087.50          8.42
Technology Fund                          1.59%        1,000.00            1,100.00          8.42
Telecommunications Fund                  1.59%        1,000.00            1,126.80          8.52
Transportation Fund                      1.58%        1,000.00              929.70          7.68
Utilities Fund                           1.60%        1,000.00            1,151.70          8.68


6 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

ABOUT SHAREHOLDERS' FUND EXPENSES (UNAUDITED)(CONCLUDED)
--------------------------------------------------------------------------------

                                           EXPENSE       BEGINNING              ENDING      EXPENSES
                                            RATIO+   ACCOUNT VALUE       ACCOUNT VALUE   PAID DURING
                                                     JUNE 30, 2006   DECEMBER 31, 2006       PERIOD*
----------------------------------------------------------------------------------------------------
TABLE 2. BASED ON HYPOTHETICAL 5% RETURN
Nova Fund                                    1.49%   $    1,000.00   $        1,017.60   $      7.61
Inverse S&P 500 Fund                         1.53%        1,000.00            1,017.40          7.81
OTC Fund                                     1.49%        1,000.00            1,017.60          7.61
Inverse OTC Fund                             1.63%        1,000.00            1,016.88          8.32
Dynamic S&P 500 Fund                         1.64%        1,000.00            1,016.83          8.37
Dynamic OTC Fund                             1.65%        1,000.00            1,016.78          8.42
Mid-Cap Advantage Fund                       1.64%        1,000.00            1,016.83          8.37
Inverse Mid-Cap Fund                         1.64%        1,000.00            1,016.83          8.37
Dynamic Russell 2000(R) Fund****             1.64%        1,000.00            1,016.83          8.37
Russell 2000(R) Advantage Fund               1.64%        1,000.00            1,016.83          8.37
Inverse Russell 2000(R) Fund                 1.62%        1,000.00            1,016.94          8.27
Government Long Bond Advantage Fund          1.19%        1,000.00            1,019.13          6.07
Inverse Government Long Bond Fund**          5.17%        1,000.00              998.81         26.39
Europe Advantage Fund                        1.65%        1,000.00            1,016.78          8.42
Japan Advantage Fund                         1.63%        1,000.00            1,016.88          8.32
Dynamic Dow Fund                             1.64%        1,000.00            1,016.83          8.37
Inverse Dynamic Dow Fund                     1.65%        1,000.00            1,016.78          8.42
Small-Cap Value Fund                         1.49%        1,000.00            1,017.60          7.61
Mid-Cap Value Fund                           1.49%        1,000.00            1,017.60          7.61
Large-Cap Value Fund                         1.50%        1,000.00            1,017.55          7.66
Small-Cap Growth Fund                        1.50%        1,000.00            1,017.55          7.66
Mid-Cap Growth Fund                          1.49%        1,000.00            1,017.60          7.61
Large-Cap Growth Fund                        1.49%        1,000.00            1,017.60          7.61
Dynamic Strengthening Dollar Fund            1.63%        1,000.00            1,016.88          8.32
Dynamic Weakening Dollar Fund                1.64%        1,000.00            1,016.83          8.37
Multi-Cap Core Equity Fund                   1.42%        1,000.00            1,017.96          7.25
Sector Rotation Fund                         1.63%        1,000.00            1,016.88          8.32
U.S. Government Money Market Fund            1.18%        1,000.00            1,019.18          6.02
Banking Fund                                 1.60%        1,000.00            1,017.04          8.17
Basic Materials Fund                         1.59%        1,000.00            1,017.09          8.12
Biotechnology Fund                           1.60%        1,000.00            1,017.04          8.17
Commodities Fund***                          1.50%        1,000.00            1,017.55          7.66
Consumer Products Fund                       1.59%        1,000.00            1,017.09          8.12
Electronics Fund                             1.55%        1,000.00            1,017.29          7.91
Energy Fund                                  1.59%        1,000.00            1,017.09          8.12
Energy Services Fund                         1.57%        1,000.00            1,017.19          8.01
Financial Services Fund                      1.60%        1,000.00            1,017.04          8.17
Health Care Fund                             1.59%        1,000.00            1,017.09          8.12
Internet Fund                                1.60%        1,000.00            1,017.04          8.17
Leisure Fund                                 1.60%        1,000.00            1,017.04          8.17
Precious Metals Fund                         1.48%        1,000.00            1,017.65          7.55
Real Estate Fund                             1.60%        1,000.00            1,017.04          8.17
Retailing Fund                               1.60%        1,000.00            1,017.04          8.17
Technology Fund                              1.59%        1,000.00            1,017.09          8.12
Telecommunications Fund                      1.59%        1,000.00            1,017.09          8.12
Transportation Fund                          1.58%        1,000.00            1,017.14          8.07
Utilities Fund                               1.60%        1,000.00            1,017.04          8.17

   * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365. EXPENSES SHOWN DO NOT INCLUDE ADDITIONAL FEES CHARGED BY INSURANCE COMPANIES.

  ** THIS RATIO REPRESENTS GROSS EXPENSES, WHICH INCLUDE INTEREST EXPENSE FROM SECURITIES SOLD SHORT. EXCLUDING SHORT INTEREST EXPENSE, THE OPERATING EXPENSE RATIOS WOULD BE REDUCED BY 3.55%.

 *** THIS RATIO REPRESENTS GROSS EXPENSES, WHICH INCLUDE EXPENSES WAIVED BY THE ADVISOR. EXCLUDING WAIVED EXPENSES, THE OPERATING EXPENSE RATIOS WOULD BE REDUCED BY 0.24%.

****  SINCE THE COMMENCEMENT OF OPERATIONS: OCTOBER 27, 2006.

   +  ANNUALIZED


                                      THE RYDEX VARIABLE TRUST ANNUAL REPORT | 7

PERFORMANCE REPORTS AND FUND PROFILES (UNAUDITED)
--------------------------------------------------------------------------------

NOVA FUND

OBJECTIVE: To provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the daily performance of the S&P 500 Index.

INCEPTION: May 7, 1997

With oil prices setting new highs mid-year, investors grew fearful, causing the S&P 500 Index to give back earlier gains. However, positive catalysts emerged, and the market regained its strength. Falling oil prices in the second half of the year, along with growing corporate profits and a stable Fed Funds rate, drove the market higher. The S&P 500 Index rallied strongly in the second half to finish up 15.79% in 2006. Energy stocks continued to perform well, and the telecommunications sector posted the strongest group performance, rebounding from losses in the previous year to gain more than 30% in 2006. The market managed to overcome some roadblocks on its way to posting its fourth straight year of positive results, including a slumping housing market, uncertainty surrounding oil prices and expectations of slower economic growth.

For the year, Rydex Nova Fund produced returns of 19.27%. It achieved a daily correlation of 99% to its benchmark of 150% of the daily price movement of the S&P 500 Index.

The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

                          CUMULATIVE FUND PERFORMANCE:
                         MAY 7, 1997 - DECEMBER 31, 2006

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

   DATE             NOVA FUND          S&P 500 INDEX
  5/7/1997            10,000               10,000
 6/30/1997            10,970               10,885
 9/30/1997            11,950               11,701
12/31/1997            12,210               12,037
 3/31/1998            14,190               13,716
 6/30/1998            14,570               14,169
 9/30/1998            12,070               12,759
12/31/1998            15,880               15,477
 3/31/1999            16,600               16,248
 6/30/1999            18,070               17,393
 9/30/1999            16,182               16,307
12/31/1999            19,577               18,733
 3/31/2000            19,893               19,163
 6/30/2000            18,575               18,654
 9/30/2000            18,051               18,473
12/31/2000            15,602               17,028
 3/31/2001            12,592               15,009
 6/30/2001            13,535               15,887
 9/30/2001            10,424               13,555
12/31/2001            11,923               15,004
 3/31/2002            11,882               15,045
 6/30/2002             9,434               13,029
 9/30/2002             6,909               10,778
12/31/2002             7,664               11,688
 3/31/2003             7,131               11,320
 6/30/2003             8,788               13,062
 9/30/2003             9,084               13,408
12/31/2003            10,667               15,040
 3/31/2004            10,978               15,295
 6/30/2004            11,200               15,558
 9/30/2004            10,762               15,268
12/31/2004            12,227               16,677
 3/31/2005            11,739               16,319
 6/30/2005            11,901               16,542
 9/30/2005            12,489               17,139
12/31/2005            12,712               17,496
 3/31/2006            13,395               18,233
 6/30/2006            12,920               17,970
 9/30/2006            13,870               18,988
12/31/2006            15,162               20,260


AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/06
--------------------------------------------------------------------------------
                                                                        SINCE
                                                  ONE        FIVE     INCEPTION
                                                  YEAR       YEAR     (05/07/97)
--------------------------------------------------------------------------------
NOVA FUND                                         19.27%     4.92%       4.41%
S&P 500 INDEX                                     15.79%     6.19%       7.59%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                                NOVA FUND          S&P 500 INDEX
OTHER                                              6.8%                10.2%
FINANCIALS                                        14.8%                22.2%
INFORMATION TECHNOLOGY                            10.3%                15.2%
HEALTH CARE                                        8.0%                12.0%
CONSUMER DISCRETIONARY                             7.2%                10.5%
INDUSTRIALS                                        7.2%                10.8%
ENERGY                                             6.6%                 9.8%
CONSUMER STAPLES                                   6.1%                 9.3%
FUTURES CONTRACTS                                 36.1%
EQUITY INDEX SWAP AGREEMENTS                      47.7%


"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                                           2.4%
Citigroup, Inc.                                                             1.7%
General Electric, Co.                                                       1.7%
Bank of America Corp.                                                       1.5%
Pfizer, Inc.                                                                1.2%
J.P. Morgan Chase & Co.                                                     1.2%
Altria Group, Inc.                                                          1.1%
Procter & Gamble Co.                                                        1.1%
Microsoft Corp.                                                             1.1%
International Business Machines Corp.                                       1.1%
--------------------------------------------------------------------------------
Top Ten Total                                                              14.1%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


8 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

INVERSE S&P 500 FUND

OBJECTIVE: To provide investment results that will inversely correlate to the performance of the S&P 500 Index.

INCEPTION: June 9, 1997

With oil prices setting new highs mid-year, investors grew fearful, causing the S&P 500 Index to give back earlier gains. However, positive catalysts emerged, and the market regained its strength. Falling oil prices in the second half of the year, along with growing corporate profits and a stable Fed Funds rate, drove the market higher. The S&P 500 Index rallied strongly in the second half to finish up 15.79% in 2006. Energy stocks continued to perform well, and the telecommunications sector posted the strongest group performance, rebounding from losses in the previous year to gain more than 30% in 2006. The market managed to overcome some roadblocks on its way to posting its fourth straight year of positive results, including a slumping housing market, uncertainty surrounding oil prices and expectations of slower economic growth.

For the year, Rydex Inverse S&P 500 Fund produced returns of -7.50%. It achieved a daily correlation of 99% to its benchmark of the inverse performance of the S&P 500 Index.

The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

                          CUMULATIVE FUND PERFORMANCE:
                        JUNE 9, 1997 - DECEMBER 31, 2006

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

   DATE          INVERSE S&P 500 FUND        S&P 500 INDEX
  6/9/1997             10,000                    10,000
 6/30/1997              9,786                    10,266
 9/30/1997              9,028                    11,035
12/31/1997              8,622                    11,352
 3/31/1998              7,618                    12,935
 6/30/1998              7,425                    13,362
 9/30/1998              8,098                    12,033
12/31/1998              6,731                    14,596
 3/31/1999              6,432                    15,323
 6/30/1999              5,994                    16,403
 9/30/1999              6,465                    15,379
12/31/1999              5,717                    17,667
 3/31/2000              5,610                    18,072
 6/30/2000              5,856                    17,592
 9/30/2000              6,025                    17,422
12/31/2000              6,635                    16,059
 3/31/2001              7,593                    14,155
 6/30/2001              7,234                    14,983
 9/30/2001              8,466                    12,784
12/31/2001              7,629                    14,150
 3/31/2002              7,581                    14,189
 6/30/2002              8,697                    12,288
 9/30/2002             10,237                    10,165
12/31/2002              9,280                    11,023
 3/31/2003              9,477                    10,676
 6/30/2003              8,177                    12,319
 9/30/2003              7,932                    12,645
12/31/2003              7,086                    14,185
 3/31/2004              6,927                    14,425
 6/30/2004              6,792                    14,673
 9/30/2004              6,927                    14,399
12/31/2004              6,363                    15,728
 3/31/2005              6,547                    15,390
 6/30/2005              6,522                    15,601
 9/30/2005              6,350                    16,163
12/31/2005              6,314                    16,501
 3/31/2006              6,142                    17,195
 6/30/2006              6,338                    16,947
 9/30/2006              6,105                    17,908
12/31/2006              5,840                    19,107


AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/06
--------------------------------------------------------------------------------
                                                                        SINCE
                                                   ONE       FIVE     INCEPTION
                                                   YEAR      YEAR     (06/09/97)
--------------------------------------------------------------------------------
INVERSE S&P 500 FUND                              -7.50%    -5.21%      -5.47%
S&P 500 INDEX                                     15.79%     6.19%       7.01%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                           INVERSE S&P 500 FUND    S&P 500 INDEX
OTHER                                                                  10.2%
FINANCIALS                                                             22.2%
INFORMATION TECHNOLOGY                                                 15.2%
HEALTH CARE                                                            12.0%
INDUSTRIALS                                                            10.8%
CONSUMER DISCRETIONARY                                                 10.5%
ENERGY                                                                  9.8%
CONSUMER STAPLES                                                        9.3%
FUTURES CONTRACTS SHORT SALES                     -25.1%
EQUITY INDEX SWAP AGREEMENTS SHORT SALES          -75.4%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

The Fund invests principally in derivative instruments such as equity index swap agreements, futures contracts, and options on index futures.


                                      THE RYDEX VARIABLE TRUST ANNUAL REPORT | 9

--------------------------------------------------------------------------------

OTC FUND

OBJECTIVE: To provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the Nasdaq 100 Index.

INCEPTION: May 7,1997

Most of the Nasdaq 100 Index's 7.29% gain for the year was made within the first week of 2006. The index slid about 15% starting in mid-April before rebounding in July.

The Nasdaq100 Index has stocks mainly from technology, health care and consumer discretionary sectors. While the consumer discretionary sector returned close to 20%, the technology and health care sectors were up about 5.6% and barely positive, respectively. In general, leadership began to narrow after six years in which most of the sectors performed well.

In this past year, the Federal Reserve paused raising interest rates and the overall equity market tried to figure out what the Fed will do next. Many investors believed that the Fed had finished hiking rates and even expected a rate cut soon. Additionally, volatility, both at market level and intra sector, hit multi-year low levels.

For the year, Rydex OTC Fund produced returns of 5.77%. It achieved a daily correlation of 99% to its benchmark of 100% of the daily price movement of the Nasdaq 100 Index.

                          CUMULATIVE FUND PERFORMANCE:
                         MAY 7, 1997 - DECEMBER 31, 2006

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

   DATE            OTC FUND         NASDAQ 100 INDEX*
  5/7/1997          10,000               10,000
 6/30/1997          10,400               10,528
 9/30/1997          11,760               12,066
12/31/1997          10,650               10,897
 3/31/1998          13,120               13,424
 6/30/1998          14,360               14,708
 9/30/1998          14,470               14,797
12/31/1998          19,570               20,192
 3/31/1999          22,630               23,165
 6/30/1999          24,630               25,259
 9/30/1999          25,734               26,481
12/31/1999          39,399               40,777
 3/31/2000          46,497               48,366
 6/30/2000          39,685               41,393
 9/30/2000          37,486               39,268
12/31/2000          24,354               25,753
 3/31/2001          16,087               17,302
 6/30/2001          18,700               20,156
 9/30/2001          11,756               12,849
12/31/2001          15,788               17,344
 3/31/2002          14,476               15,977
 6/30/2002          10,401               11,563
 9/30/2002           8,203                9,156
12/31/2002           9,654               10,826
 3/31/2003           9,964               11,203
 6/30/2003          11,670               13,216
 9/30/2003          12,513               14,338
12/31/2003          14,039               16,144
 3/31/2004          13,729               15,819
 6/30/2004          14,455               16,679
 9/30/2004          13,409               15,537
12/31/2004          15,351               17,828
 3/31/2005          14,007               16,304
 6/30/2005          14,145               16,425
 9/30/2005          15,159               17,614
12/31/2005          15,521               18,093
 3/31/2006          15,980               18,736
 6/30/2006          14,764               17,324
 9/30/2006          15,436               18,191
12/31/2006          16,417               19,322


* DATA POINTS FOR THE LINE GRAPH DO NOT REFLECT THE REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/06
--------------------------------------------------------------------------------
                                                                        SINCE
                                                    ONE      FIVE     INCEPTION
                                                   YEAR      YEAR     (05/07/97)
--------------------------------------------------------------------------------
OTC FUND                                           5.77%     0.78%       5.27%
NASDAQ 100 INDEX                                   7.29%     2.49%       7.26%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE NASDAQ 100 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                             OTC FUND           NASDAQ 100 INDEX
OTHER                                          6.6%                    6.9%
INFORMATION TECHNOLOGY                        57.8%                   62.2%
CONSUMER DISCRETIONARY                        16.5%                   17.3%
HEALTH CARE                                   12.8%                   13.6%
FUTURES CONTRACTS                              4.6%
EQUITY INDEX SWAP AGREEMENTS                   1.7%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Apple Computer, Inc.                                                        6.2%
Microsoft Corp.                                                             6.1%
Qualcomm, Inc.                                                              4.7%
Cisco Systems, Inc.                                                         4.1%
Google, Inc. -- Class A                                                     3.7%
Amgen, Inc.                                                                 3.1%
Comcast Corp. -- Class A                                                    2.7%
Oracle Corp.                                                                2.4%
Gilead Sciences, Inc.                                                       2.4%
Intel Corp.                                                                 2.4%
--------------------------------------------------------------------------------
Top Ten Total                                                              37.8%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


10 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

INVERSE OTC FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the Nasdaq 100 Index.

INCEPTION: May 21, 2001

Most of the Nasdaq 100 Index's 7.29% gain for the year was made within the first week of 2006. The index slid about 15% starting in mid-April before rebounding in July.

The Nasdaq 100 Index has stocks mainly from technology, health care and consumer discretionary sectors. While the consumer discretionary sector returned close to 20%, the technology and health care sectors were up about 5.60% and barely positive, respectively. In general, leadership began to narrow after six years in which most of the sectors performed well.

In this past year, the Federal Reserve paused raising interest rates and the overall equity market tried to figure out what the Fed will do next. Many investors believed that the Fed had finished hiking rates and even expected a rate cut soon. Additionally, volatility, both at market level and intra sector, hit multi-year low levels.

For the year, Rydex Inverse OTC Fund produced returns of -1.40%. It achieved a daily correlation of 99% to its benchmark of the inverse performance of the Nasdaq 100 Index.

The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

                          CUMULATIVE FUND PERFORMANCE:
                        MAY 21, 2001 - DECEMBER 31, 2006

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

    DATE                      INVERSE OTC FUND                 NASDAQ 100 INDEX*
  5/21/2001                        10,000                            10,000
  5/31/2001                        11,420                             8,769
  6/30/2001                        11,132                             8,929
  7/31/2001                        11,996                             8,202
  8/31/2001                        13,576                             7,160
  9/30/2001                        16,868                             5,692
 10/31/2001                        13,972                             6,649
 11/30/2001                        11,852                             7,776
 12/31/2001                        11,792                             7,683
  1/31/2002                        11,888                             7,552
  2/28/2002                        13,432                             6,622
  3/31/2002                        12,436                             7,078
  4/30/2002                        14,028                             6,222
  5/31/2002                        14,472                             5,887
  6/30/2002                        16,440                             5,122
  7/31/2002                        17,404                             4,687
  8/31/2002                        17,428                             4,591
  9/30/2002                        19,478                             4,056
 10/31/2002                        16,074                             4,821
 11/30/2002                        14,033                             5,438
 12/31/2002                        15,783                             4,796
  1/31/2003                        15,589                             4,789
  2/28/2003                        15,092                             4,919
  3/31/2003                        14,797                             4,963
  4/30/2003                        13,555                             5,389
  5/31/2003                        12,460                             5,836
  6/30/2003                        12,387                             5,855
  7/31/2003                        11,603                             6,221
  8/31/2003                        11,013                             6,534
  9/30/2003                        11,264                             6,352
 10/31/2003                        10,324                             6,901
 11/30/2003                        10,226                             6,939
 12/31/2003                         9,885                             7,152
  1/31/2004                         9,688                             7,274
  2/29/2004                         9,820                             7,164
  3/31/2004                        10,000                             7,008
  4/30/2004                        10,214                             6,827
  5/31/2004                         9,738                             7,143
  6/30/2004                         9,401                             7,389
  7/31/2004                        10,152                             6,823
  8/31/2004                        10,361                             6,668
  9/30/2004                        10,025                             6,883
 10/31/2004                         9,504                             7,243
 11/30/2004                         8,983                             7,656
 12/31/2004                         8,716                             7,898
  1/31/2005                         9,294                             7,404
  2/28/2005                         9,348                             7,362
  3/31/2005                         9,553                             7,223
  4/30/2005                         9,972                             6,922
  5/31/2005                         9,200                             7,516
  6/30/2005                         9,528                             7,276
  7/31/2005                         8,884                             7,820
  8/31/2005                         9,044                             7,706
  9/30/2005                         8,962                             7,803
 10/31/2005                         9,126                             7,694
 11/30/2005                         8,642                             8,149
 12/31/2005                         8,827                             8,015
  1/31/2006                         8,519                             8,335
  2/28/2006                         8,740                             8,139
  3/31/2006                         8,605                             8,300
  4/30/2006                         8,667                             8,286
  5/31/2006                         9,372                             7,696
  6/30/2006                         9,409                             7,674
  7/31/2006                         9,865                             7,354
  8/31/2006                         9,467                             7,696
  9/30/2006                         9,089                             8,059
 10/31/2006                         8,724                             8,441
 11/30/2006                         8,478                             8,727
 12/31/2006                         8,703                             8,560


* DATA POINTS FOR THE LINE GRAPH DO NOT REFLECT THE REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/06
--------------------------------------------------------------------------------
                                                                        SINCE
                                                       ONE     FIVE   INCEPTION
                                                      YEAR     YEAR   (05/21/01)
--------------------------------------------------------------------------------
INVERSE OTC FUND                                     -1.40%   -5.89%    -2.44%
NASDAQ 100 INDEX                                      7.29%    2.49%    -2.47%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE NASDAQ 100 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                           INVERSE OTC FUND   NASDAQ 100 INDEX
OTHER                                                              6.9%
INFORMATION TECHNOLOGY                                            62.2%
CONSUMER DISCRETIONARY                                            17.3%
HEALTH CARE                                                       13.6%
FUTURES CONTRACTS SHORT SALES                  -38.3%
EQUITY INDEX SWAP AGREEMENTS SHORT SALES       -63.1%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

The Fund invests principally in derivative instruments such as equity index swap agreements, futures contracts, and options on index futures.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 11

--------------------------------------------------------------------------------

DYNAMIC S&P 500 FUND

OBJECTIVE: Seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500 Index.

INCEPTION: October 1, 2001

With oil prices setting new highs mid-year, investors grew fearful, causing the S&P 500 Index to give back earlier gains. However, positive catalysts emerged, and the market regained its strength. Falling oil prices in the second half of the year, along with growing corporate profits and a stable Fed Funds rate, drove the market higher. The S&P 500 Index rallied strongly in the second half to finish up 15.79% in 2006. Energy stocks continued to perform well, and the telecommunications sector posted the strongest group performance, rebounding from losses in the previous year to gain more than 30% in 2006. The market managed to overcome some roadblocks on its way to posting its fourth straight year of positive results, including a slumping housing market, uncertainty surrounding oil prices and expectations of slower economic growth.

For the year, Rydex Dynamic S&P 500 Fund produced returns of 23.70%. It achieved a daily correlation of 99% to its benchmark of 200% of the daily price movement of the S&P 500 Index.

The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

                          CUMULATIVE FUND PERFORMANCE:
                       OCTOBER 1, 2001 - DECEMBER 31, 2006

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

    DATE                    DYNAMIC S&P 500 FUND               S&P 500 INDEX
  10/1/2001                        10,000                          10,000
 10/31/2001                        10,356                          10,214
 11/30/2001                        11,824                          10,998
 12/31/2001                        11,948                          11,094
  1/31/2002                        11,496                          10,932
  2/28/2002                        11,048                          10,721
  3/31/2002                        11,724                          11,124
  4/30/2002                        10,276                          10,450
  5/31/2002                        10,020                          10,373
  6/30/2002                         8,432                           9,634
  7/31/2002                         7,084                           8,883
  8/31/2002                         7,092                           8,942
  9/30/2002                         5,577                           7,970
 10/31/2002                         6,544                           8,671
 11/30/2002                         7,317                           9,182
 12/31/2002                         6,451                           8,642
  1/31/2003                         6,042                           8,416
  2/28/2003                         5,822                           8,289
  3/31/2003                         5,866                           8,370
  4/30/2003                         6,812                           9,059
  5/31/2003                         7,558                           9,537
  6/30/2003                         7,698                           9,658
  7/31/2003                         7,923                           9,829
  8/31/2003                         8,236                          10,020
  9/30/2003                         8,007                           9,914
 10/31/2003                         8,921                          10,475
 11/30/2003                         9,142                          10,567
 12/31/2003                         9,996                          11,121
  1/31/2004                        10,357                          11,325
  2/29/2004                        10,616                          11,483
  3/31/2004                        10,241                          11,309
  4/30/2004                         9,885                          11,132
  5/31/2004                        10,126                          11,285
  6/30/2004                        10,464                          11,504
  7/31/2004                         9,741                          11,123
  8/31/2004                         9,783                          11,168
  9/30/2004                         9,936                          11,289
 10/31/2004                        10,188                          11,462
 11/30/2004                        10,984                          11,926
 12/31/2004                        11,685                          12,331
  1/31/2005                        11,066                          12,031
  2/28/2005                        11,491                          12,284
  3/31/2005                        11,031                          12,066
  4/30/2005                        10,560                          11,838
  5/31/2005                        11,196                          12,214
  6/30/2005                        11,167                          12,232
  7/31/2005                        11,968                          12,686
  8/31/2005                        11,679                          12,571
  9/30/2005                        11,811                          12,672
 10/31/2005                        11,337                          12,461
 11/30/2005                        12,159                          12,933
 12/31/2005                        12,080                          12,937
  1/31/2006                        12,666                          13,280
  2/28/2006                        12,672                          13,316
  3/31/2006                        12,916                          13,481
  4/30/2006                        13,172                          13,662
  5/31/2006                        12,337                          13,269
  6/30/2006                        12,271                          13,287
  7/31/2006                        12,304                          13,369
  8/31/2006                        12,810                          13,687
  9/30/2006                        13,396                          14,040
 10/31/2006                        14,185                          14,497
 11/30/2006                        14,632                          14,773
 12/31/2006                        14,943                          14,980


AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/06
--------------------------------------------------------------------------------
                                                                        SINCE
                                                       ONE    FIVE    INCEPTION
                                                      YEAR    YEAR    (10/01/01)
--------------------------------------------------------------------------------
DYNAMIC S&P 500 FUND                                 23.70%   4.58%     7.95%
S&P 500 INDEX                                        15.79%   6.19%     8.00%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

                                     DYNAMIC S&P 500 FUND     S&P 500 INDEX
OTHER                                         6.4%                10.2%
FINANCIALS                                   14.2%                22.2%
INFORMATION TECHNOLOGY                        9.7%                15.2%
HEALTH CARE                                   7.7%                12.0%
INDUSTRIALS                                   6.9%                10.8%
CONSUMER DISCRETIONARY                        6.8%                10.5%
ENERGY                                        6.3%                 9.8%
CONSUMER STAPLES                              5.9%                 9.3%
FUTURES CONTRACTS                            40.5%
EQUITY INDEX SWAP AGREEMENTS                 96.8%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Exxon Mobil Corp                                                            2.2%
General Electric, Co.                                                       1.9%
Citigroup, Inc.                                                             1.3%
Microsoft Corp.                                                             1.3%
Bank of America Corp.                                                       1.2%
Procter & Gamble Co.                                                        1.0%
Johnson & Johnson, Inc.                                                     0.9%
Pfizer, Inc.                                                                0.9%
American International Group, Inc.                                          0.9%
Altria Group, Inc.                                                          0.9%
--------------------------------------------------------------------------------
Top Ten Total                                                              12.5%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


12 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

DYNAMIC OTC FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Nasdaq 100 Index.

INCEPTION: October 1, 2001

Most of the Nasdaq 100 Index's 7.29% gain for the year was made within the first week of 2006. The index slid about 15% starting in mid-April before rebounding in July.

The Nasdaq 100 Index has stocks mainly from technology, health care and consumer discretionary sectors. While the consumer discretionary sector returned close to 20%, the technology and health care sectors were up about 5.60% and barely positive, respectively. In general, leadership began to narrow after six years in which most of the sectors performed well.

In this past year, the Federal Reserve paused raising interest rates and the overall equity market tried to figure out what the Fed will do next. Many investors believed that the Fed had finished hiking rates and even expected rate cut soon. Additionally, volatility, both at market level and intra sector, hit multi-year low levels.

For the year, Rydex Dynamic OTC Fund produced returns of 4.86%. It achieved a daily correlation of 99% to its benchmark of 200% of the daily price movement of the Nasdaq 100 Index.

The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

                          CUMULATIVE FUND PERFORMANCE:
                       OCTOBER 1, 2001 - DECEMBER 31, 2006

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

  DATE                      DYNAMIC OTC FUND                 NASDAQ 100 INDEX*
 10/1/2001                      10,000                             10,000
10/31/2001                      12,912                             11,855
11/30/2001                      17,148                             13,864
12/31/2001                      15,588                             13,699
 1/31/2002                      14,860                             13,465
 2/28/2002                      11,212                             11,807
 3/31/2002                      12,532                             12,620
 4/30/2002                       9,540                             11,093
 5/31/2002                       8,340                             10,496
 6/30/2002                       6,208                              9,133
 7/31/2002                       5,040                              8,357
 8/31/2002                       4,708                              8,186
 9/30/2002                       3,584                              7,232
10/31/2002                       4,984                              8,595
11/30/2002                       6,208                              9,695
12/31/2002                       4,760                              8,550
 1/31/2003                       4,676                              8,539
 2/28/2003                       4,896                              8,771
 3/31/2003                       4,940                              8,848
 4/30/2003                       5,764                              9,608
 5/31/2003                       6,680                             10,405
 6/30/2003                       6,676                             10,438
 7/31/2003                       7,432                             11,092
 8/31/2003                       8,140                             11,650
 9/30/2003                       7,612                             11,324
10/31/2003                       8,920                             12,303
11/30/2003                       8,976                             12,371
12/31/2003                       9,455                             12,751
 1/31/2004                       9,738                             12,969
 2/29/2004                       9,420                             12,772
 3/31/2004                       8,946                             12,494
 4/30/2004                       8,459                             12,173
 5/31/2004                       9,233                             12,736
 6/30/2004                       9,803                             13,174
 7/31/2004                       8,280                             12,164
 8/31/2004                       7,862                             11,889
 9/30/2004                       8,329                             12,271
10/31/2004                       9,166                             12,914
11/30/2004                      10,200                             13,650
12/31/2004                      10,798                             14,082
 1/31/2005                       9,442                             13,200
 2/28/2005                       9,302                             13,125
 3/31/2005                       8,904                             12,878
 4/30/2005                       8,119                             12,341
 5/31/2005                       9,540                             13,400
 6/30/2005                       8,900                             12,973
 7/31/2005                      10,232                             13,943
 8/31/2005                       9,896                             13,739
 9/30/2005                      10,088                             13,912
10/31/2005                       9,737                             13,717
11/30/2005                      10,887                             14,528
12/31/2005                      10,471                             14,291
 1/31/2006                      11,247                             14,860
 2/28/2006                      10,672                             14,511
 3/31/2006                      11,028                             14,798
 4/30/2006                      10,925                             14,773
 5/31/2006                       9,358                             13,721
 6/30/2006                       9,222                             13,683
 7/31/2006                       8,367                             13,111
 8/31/2006                       9,096                             13,722
 9/30/2006                       9,905                             14,368
10/31/2006                      10,789                             15,049
11/30/2006                      11,472                             15,559
12/31/2006                      10,980                             15,261


* DATA POINTS FOR THE LINE GRAPH DO NOT REFLECT THE REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/06
--------------------------------------------------------------------------------
                                                                        SINCE
                                                     ONE     FIVE     INCEPTION
                                                     YEAR    YEAR     (10/01/01)
--------------------------------------------------------------------------------
DYNAMIC OTC FUND                                    4.86%   -6.77%      1.80%
NASDAQ 100 INDEX                                    7.29%    2.49%      8.69%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE NASDAQ 100 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                               DYNAMIC OTC FUND    NASDAQ 100 INDEX
OTHER                                6.0%                6.9%
INFORMATION TECHNOLOGY              48.8%               62.2%
CONSUMER DISCRETIONARY              13.8%               17.3%
HEALTH CARE                         10.8%               13.6%
FUTURES CONTRACTS                    1.2%
EQUITY INDEX SWAP AGREEMENTS       120.6%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Microsoft Corp.                                                             5.2%
Apple Computer, Inc.                                                        5.2%
Qualcomm, Inc.                                                              3.9%
Google, Inc. -- Class A                                                     3.2%
Cisco Systems, Inc.                                                         3.0%
Intel Corp.                                                                 2.1%
Comcast Corp. -- Class A                                                    2.1%
Starbucks Corp.                                                             1.9%
Amgen, Inc.                                                                 1.9%
Oracle Corp.                                                                1.9%
--------------------------------------------------------------------------------
Top Ten Total                                                              30.4%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 13

--------------------------------------------------------------------------------

MID-CAP ADVANTAGE FUND

OBJECTIVE: To provide investment results that correlate to the performance of a specific benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400 Index.

INCEPTION: October 1, 2001

While many investors expected small-cap stocks to underperform large-caps, it was actually mid-sized companies that lagged the broader markets. The S&P 400 MidCap Index gained 10.32%, while the larger stocks in the S&P 500 Index rose 15.79%. Still-strong performance was evident, with all but one economic sector gaining for the year. Telecommunications stocks posted the best results, gaining nearly 50%, whereas the health care sector lost -1.20%. Mid-cap stocks started the year strongly, rocketing up more than 10.0% by early May. They then lost all of their gains, as investors grew wary of the impact of rising oil prices. However, positive catalysts emerged, and the S&P MidCap 400 regained its strength. In the second half of the year, falling oil prices, growing corporate profits, an increasing appetite for risk and the Federal Reserve's restraint with raising rates drove these stocks higher.

For the year, Rydex Mid-Cap Advantage Fund produced returns of 10.46%. It achieved a daily correlation of 99% to its benchmark of 150% of the daily price movement of the S&P MidCap 400 Index.

The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

                          CUMULATIVE FUND PERFORMANCE:
                       OCTOBER 1, 2001 - DECEMBER 31, 2006

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

   DATE                     MID-CAP ADVANTAGE FUND          S&P MIDCAP 400 INDEX
 10/1/2001                        10,000                           10,000
10/31/2001                        10,848                           10,634
11/30/2001                        11,920                           11,425
12/31/2001                        12,667                           12,015
 1/31/2002                        12,569                           11,953
 2/28/2002                        12,618                           11,967
 3/31/2002                        13,876                           12,823
 4/30/2002                        13,860                           12,763
 5/31/2002                        13,519                           12,547
 6/30/2002                        12,017                           11,629
 7/31/2002                        10,374                           10,503
 8/31/2002                        10,297                           10,555
 9/30/2002                         8,973                            9,705
10/31/2002                         9,512                           10,126
11/30/2002                        10,315                           10,711
12/31/2002                         9,571                           10,271
 1/31/2003                         9,157                            9,971
 2/28/2003                         8,806                            9,734
 3/31/2003                         8,823                            9,816
 4/30/2003                         9,749                           10,528
 5/31/2003                        11,074                           11,401
 6/30/2003                        11,241                           11,546
 7/31/2003                        11,769                           11,956
 8/31/2003                        12,539                           12,498
 9/30/2003                        12,297                           12,307
10/31/2003                        13,659                           13,237
11/30/2003                        14,316                           13,699
12/31/2003                        14,589                           13,930
 1/31/2004                        15,049                           14,232
 2/29/2004                        15,551                           14,573
 3/31/2004                        15,651                           14,635
 4/30/2004                        14,831                           14,155
 5/31/2004                        15,197                           14,448
 6/30/2004                        15,704                           14,777
 7/31/2004                        14,530                           14,088
 8/31/2004                        14,418                           14,051
 9/30/2004                        15,063                           14,467
10/31/2004                        15,466                           14,698
11/30/2004                        16,865                           15,574
12/31/2004                        17,820                           16,226
 1/31/2005                        17,107                           15,812
 2/28/2005                        17,934                           16,342
 3/31/2005                        17,652                           16,161
 4/30/2005                        16,455                           15,533
 5/31/2005                        17,887                           16,468
 6/30/2005                        18,499                           16,850
 7/31/2005                        19,972                           17,735
 8/31/2005                        19,582                           17,538
 9/30/2005                        19,747                           17,672
10/31/2005                        18,999                           17,293
11/30/2005                        20,280                           18,138
12/31/2005                        20,327                           18,263
 1/31/2006                        22,060                           19,339
 2/28/2006                        21,783                           19,177
 3/31/2006                        22,511                           19,656
 4/30/2006                        22,909                           19,933
 5/31/2006                        21,203                           19,034
 6/30/2006                        21,150                           19,038
 7/31/2006                        20,091                           18,495
 8/31/2006                        20,415                           18,706
 9/30/2006                        20,563                           18,832
10/31/2006                        21,736                           19,615
11/30/2006                        22,572                           20,246
12/31/2006                        22,454                           20,148


AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/06
--------------------------------------------------------------------------------
                                                                        SINCE
                                                      ONE     FIVE     INCEPTION
                                                     YEAR     YEAR    (10/01/01)
--------------------------------------------------------------------------------
MID-CAP ADVANTAGE FUND                              10.46%   12.13%     16.66%
S&P MIDCAP 400 INDEX                                10.32%   10.89%     14.28%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P MIDCAP 400 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                               MID-CAP ADVANTAGE FUND   S&P MIDCAP 400 INDEX
OTHER                                  5.8%                    2.8%
FINANCIALS                            11.8%                   18.5%
INDUSTRIALS                           10.6%                   15.9%
CONSUMER DISCRETIONARY                10.5%                   15.4%
INFORMATION TECHNOLOGY                10.4%                   15.1%
HEALTH CARE                            7.1%                   10.7%
UTILITIES                              5.8%                    8.1%
ENERGY                                 5.3%                    7.5%
MATERIALS                                                      6.0%
FUTURES CONTRACTS                     60.0%
EQUITY INDEX SWAP AGREEMENTS          23.4%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Noble Energy, Inc.                                                          0.8%
ENSCO International, Inc.                                                   0.8%
Lam Research Corp.                                                          0.8%
Manpower, Inc.                                                              0.7%
Joy Global, Inc.                                                            0.7%
American Eagle Outfitters, Inc.                                             0.7%
Everest Re Group Ltd.                                                       0.7%
Abercrombie & Fitch Co. -- Class A                                          0.7%
Precision Castparts Corp.                                                   0.7%
W.R. Berkley Corp.                                                          0.7%
--------------------------------------------------------------------------------
Top Ten Total                                                               7.3%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


14 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

INVERSE MID-CAP FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the S&P MidCap 400 Index.

INCEPTION: May 3, 2004

While many investors expected small-cap stocks to underperform large-caps, it was actually mid-sized companies that lagged the broader markets. The S&P 400 MidCap Index gained 10.32%, while the larger stocks in the S&P 500 Index rose 15.79%. Still-strong performance was evident, with all but one economic sector gaining for the year. Telecommunications stocks posted the best results, gaining nearly 50%, whereas the health care sector lost -1.20%. Mid-cap stocks started the year strongly, rocketing up more than 10.0% by early May. They then lost all of their gains, as investors grew wary of the impact of rising oil prices. However, positive catalysts emerged, and the S&P MidCap 400 regained its strength. In the second half of the year, falling oil prices, growing corporate profits, an increasing appetite for risk and the Federal Reserve's restraint with raising rates drove these stocks higher.

For the year, Rydex Inverse Mid-Cap Fund produced returns of -3.83%. It achieved a daily correlation of 99% to its benchmark of the inverse performance of the S&P MidCap 400 Index.

The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

                           CUMULATIVE FUND PERFORMANCE:
                         MAY 3, 2004 - DECEMBER 31, 2006

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

   DATE                  INVERSE MID-CAP FUND               S&P MIDCAP 400 INDEX
  5/3/2004                      10,000                             10,000
  5/4/2004                       9,988                             10,024
  5/5/2004                       9,922                             10,074
  5/6/2004                      10,042                              9,955
  5/7/2004                      10,258                              9,742
  5/8/2004                      10,258                              9,742
  5/9/2004                      10,258                              9,742
 5/10/2004                      10,436                              9,578
 5/11/2004                      10,282                              9,703
 5/12/2004                      10,308                              9,677
 5/13/2004                      10,298                              9,690
 5/14/2004                      10,338                              9,660
 5/15/2004                      10,338                              9,660
 5/16/2004                      10,338                              9,660
 5/17/2004                      10,450                              9,547
 5/18/2004                      10,356                              9,634
 5/19/2004                      10,380                              9,608
 5/20/2004                      10,378                              9,612
 5/21/2004                      10,320                              9,660
 5/22/2004                      10,320                              9,660
 5/23/2004                      10,320                              9,660
 5/24/2004                      10,212                              9,760
 5/25/2004                      10,018                              9,948
 5/26/2004                       9,962                             10,008
 5/27/2004                       9,916                             10,063
 5/28/2004                       9,866                             10,114
 5/29/2004                       9,866                             10,114
 5/30/2004                       9,866                             10,114
 5/31/2004                       9,866                             10,114
  6/1/2004                       9,822                             10,146
  6/2/2004                       9,838                             10,146
  6/3/2004                       9,972                             10,004
  6/4/2004                       9,894                             10,075
  6/5/2004                       9,894                             10,075
  6/6/2004                       9,894                             10,075
  6/7/2004                       9,738                             10,246
  6/8/2004                       9,746                             10,228
  6/9/2004                       9,874                             10,103
 6/10/2004                       9,830                             10,129
 6/11/2004                       9,830                             10,129
 6/12/2004                       9,830                             10,129
 6/13/2004                       9,830                             10,129
 6/14/2004                       9,970                              9,985
 6/15/2004                       9,830                             10,111
 6/16/2004                       9,832                             10,129
 6/17/2004                       9,828                             10,123
 6/18/2004                       9,864                             10,123
 6/19/2004                       9,864                             10,123
 6/20/2004                       9,864                             10,123
 6/21/2004                       9,864                             10,096
 6/22/2004                       9,798                             10,153
 6/23/2004                       9,712                             10,244
 6/24/2004                       9,740                             10,228
 6/25/2004                       9,686                             10,275
 6/26/2004                       9,686                             10,275
 6/27/2004                       9,686                             10,275
 6/28/2004                       9,746                             10,221
 6/29/2004                       9,714                             10,252
 6/30/2004                       9,636                             10,344
  7/1/2004                       9,760                             10,215
  7/2/2004                       9,768                             10,193
  7/3/2004                       9,768                             10,193
  7/4/2004                       9,768                             10,193
  7/5/2004                       9,768                             10,193
  7/6/2004                       9,898                             10,053
  7/7/2004                       9,880                             10,083
  7/8/2004                      10,002                              9,960
  7/9/2004                       9,936                             10,009
 7/10/2004                       9,936                             10,009
 7/11/2004                       9,936                             10,009
 7/12/2004                       9,988                              9,983
 7/13/2004                       9,978                              9,993
 7/14/2004                      10,012                              9,960
 7/15/2004                       9,954                             10,012
 7/16/2004                      10,012                              9,942
 7/17/2004                      10,012                              9,942
 7/18/2004                      10,012                              9,942
 7/19/2004                      10,020                              9,952
 7/20/2004                       9,888                             10,070
 7/21/2004                      10,096                              9,864
 7/22/2004                      10,104                              9,845
 7/23/2004                      10,240                              9,730
 7/24/2004                      10,240                              9,730
 7/25/2004                      10,240                              9,730
 7/26/2004                      10,332                              9,646
 7/27/2004                      10,186                              9,776
 7/28/2004                      10,240                              9,726
 7/29/2004                      10,094                              9,854
 7/30/2004                      10,102                              9,861
 7/31/2004                      10,102                              9,861
  8/1/2004                      10,102                              9,861
  8/2/2004                      10,076                              9,877
  8/3/2004                      10,204                              9,770
  8/4/2004                      10,234                              9,737
  8/5/2004                      10,416                              9,554
  8/6/2004                      10,600                              9,399
  8/7/2004                      10,600                              9,399
  8/8/2004                      10,600                              9,399
  8/9/2004                      10,588                              9,414
 8/10/2004                      10,408                              9,567
 8/11/2004                      10,480                              9,507
 8/12/2004                      10,630                              9,375
 8/13/2004                      10,630                              9,368
 8/14/2004                      10,630                              9,368
 8/15/2004                      10,630                              9,368
 8/16/2004                      10,456                              9,523
 8/17/2004                      10,404                              9,567
 8/18/2004                      10,252                              9,707
 8/19/2004                      10,330                              9,642
 8/20/2004                      10,190                              9,770
 8/21/2004                      10,190                              9,770
 8/22/2004                      10,190                              9,770
 8/23/2004                      10,246                              9,716
 8/24/2004                      10,234                              9,731
 8/25/2004                      10,128                              9,822
 8/26/2004                      10,136                              9,826
 8/27/2004                      10,082                              9,874
 8/28/2004                      10,082                              9,874
 8/29/2004                      10,082                              9,874
 8/30/2004                      10,200                              9,760
 8/31/2004                      10,122                              9,836
  9/1/2004                      10,042                              9,917
  9/2/2004                       9,952                             10,006
  9/3/2004                      10,002                              9,959
  9/4/2004                      10,002                              9,959
  9/5/2004                      10,002                              9,959
  9/6/2004                      10,002                              9,959
  9/7/2004                       9,928                             10,034
  9/8/2004                      10,024                              9,940
  9/9/2004                       9,950                             10,010
 9/10/2004                       9,910                             10,051
 9/11/2004                       9,910                             10,051
 9/12/2004                       9,910                             10,051
 9/13/2004                       9,848                             10,114
 9/14/2004                       9,870                             10,090
 9/15/2004                       9,926                             10,036
 9/16/2004                       9,858                             10,106
 9/17/2004                       9,864                             10,105
 9/18/2004                       9,864                             10,105
 9/19/2004                       9,864                             10,105
 9/20/2004                       9,906                             10,059
 9/21/2004                       9,822                             10,143
 9/22/2004                       9,946                             10,020
 9/23/2004                       9,970                              9,989
 9/24/2004                       9,926                             10,044
 9/25/2004                       9,926                             10,044
 9/26/2004                       9,926                             10,044
 9/27/2004                      10,014                              9,946
 9/28/2004                       9,946                             10,015
 9/29/2004                       9,906                             10,055
 9/30/2004                       9,842                             10,127
 10/1/2004                       9,694                             10,274
 10/2/2004                       9,694                             10,274
 10/3/2004                       9,694                             10,274
 10/4/2004                       9,666                             10,306
 10/5/2004                       9,694                             10,280
 10/6/2004                       9,632                             10,346
 10/7/2004                       9,752                             10,217
 10/8/2004                       9,824                             10,146
 10/9/2004                       9,824                             10,146
10/10/2004                       9,824                             10,146
10/11/2004                       9,812                             10,148
10/12/2004                       9,854                             10,117
10/13/2004                       9,934                             10,032
10/14/2004                      10,002                              9,957
10/15/2004                       9,962                              9,996
10/16/2004                       9,962                              9,996
10/17/2004                       9,962                              9,996
10/18/2004                       9,914                             10,045
10/19/2004                       9,986                              9,972
10/20/2004                       9,938                             10,017
10/21/2004                       9,848                             10,113
10/22/2004                       9,940                             10,022
10/23/2004                       9,940                             10,022
10/24/2004                       9,940                             10,022
10/25/2004                       9,910                             10,051
10/26/2004                       9,826                             10,121
10/27/2004                       9,690                             10,277
10/28/2004                       9,704                             10,266
10/29/2004                       9,688                             10,289
10/30/2004                       9,688                             10,289
10/31/2004                       9,688                             10,289
 11/1/2004                       9,688                             10,290
 11/2/2004                       9,700                             10,277
 11/3/2004                       9,564                             10,417
 11/4/2004                       9,428                             10,567
 11/5/2004                       9,404                             10,595
 11/6/2004                       9,404                             10,595
 11/7/2004                       9,404                             10,595
 11/8/2004                       9,436                             10,558
 11/9/2004                       9,406                             10,595
11/10/2004                       9,384                             10,622
11/11/2004                       9,296                             10,724
11/12/2004                       9,192                             10,845
11/13/2004                       9,192                             10,845
11/14/2004                       9,192                             10,845
11/15/2004                       9,200                             10,836
11/16/2004                       9,258                             10,771
11/17/2004                       9,180                             10,860
11/18/2004                       9,190                             10,853
11/19/2004                       9,298                             10,726
11/20/2004                       9,298                             10,726
11/21/2004                       9,298                             10,726
11/22/2004                       9,224                             10,808
11/23/2004                       9,188                             10,852
11/24/2004                       9,108                             10,946
11/25/2004                       9,108                             10,946
11/26/2004                       9,106                             10,955
11/27/2004                       9,106                             10,955
11/28/2004                       9,106                             10,955
11/29/2004                       9,128                             10,932
11/30/2004                       9,152                             10,902
 12/1/2004                       9,032                             11,046
 12/2/2004                       9,070                             11,002
 12/3/2004                       9,050                             11,032
 12/4/2004                       9,050                             11,032
 12/5/2004                       9,050                             11,032
 12/6/2004                       9,076                             11,000
 12/7/2004                       9,200                             10,846
 12/8/2004                       9,142                             10,913
 12/9/2004                       9,108                             10,961
12/10/2004                       9,098                             10,975
12/11/2004                       9,098                             10,975
12/12/2004                       9,098                             10,975
12/13/2004                       9,032                             11,053
12/14/2004                       8,946                             11,156
12/15/2004                       8,896                             11,226
12/16/2004                       8,950                             11,158
12/17/2004                       8,958                             11,154
12/18/2004                       8,958                             11,154
12/19/2004                       8,958                             11,154
12/20/2004                       8,990                             11,103
12/21/2004                       8,900                             11,221
12/22/2004                       8,866                             11,258
12/23/2004                       8,860                             11,271
12/24/2004                       8,860                             11,271
12/25/2004                       8,860                             11,271
12/26/2004                       8,860                             11,271
12/27/2004                       8,924                             11,203
12/28/2004                       8,816                             11,341
12/29/2004                       8,800                             11,351
12/30/2004                       8,794                             11,378
12/31/2004                       8,806                             11,358
  1/1/2005                       8,806                             11,358
  1/2/2005                       8,806                             11,358
  1/3/2005                       8,950                             11,168
  1/4/2005                       9,088                             10,994
  1/5/2005                       9,190                             10,876
  1/6/2005                       9,150                             10,927
  1/7/2005                       9,188                             10,871
  1/8/2005                       9,188                             10,871
  1/9/2005                       9,188                             10,871
 1/10/2005                       9,140                             10,933
 1/11/2005                       9,196                             10,867
 1/12/2005                       9,176                             10,895
 1/13/2005                       9,188                             10,874
 1/14/2005                       9,114                             10,969
 1/15/2005                       9,114                             10,969
 1/16/2005                       9,114                             10,969
 1/17/2005                       9,114                             10,969
 1/18/2005                       9,030                             11,070
 1/19/2005                       9,114                             10,970
 1/20/2005                       9,160                             10,917
 1/21/2005                       9,206                             10,856
 1/22/2005                       9,206                             10,856
 1/23/2005                       9,206                             10,856
 1/24/2005                       9,260                             10,790
 1/25/2005                       9,242                             10,813
 1/26/2005                       9,146                             10,924
 1/27/2005                       9,120                             10,959
 1/28/2005                       9,168                             10,908
 1/29/2005                       9,168                             10,908
 1/30/2005                       9,168                             10,908
 1/31/2005                       9,034                             11,068
  2/1/2005                       8,964                             11,151
  2/2/2005                       8,920                             11,209
  2/3/2005                       8,938                             11,188
  2/4/2005                       8,816                             11,341
  2/5/2005                       8,816                             11,341
  2/6/2005                       8,816                             11,341
  2/7/2005                       8,830                             11,318
  2/8/2005                       8,806                             11,354
  2/9/2005                       8,918                             11,205
 2/10/2005                       8,890                             11,245
 2/11/2005                       8,798                             11,361
 2/12/2005                       8,798                             11,361
 2/13/2005                       8,798                             11,361
 2/14/2005                       8,798                             11,364
 2/15/2005                       8,780                             11,388
 2/16/2005                       8,742                             11,439
 2/17/2005                       8,808                             11,354
 2/18/2005                       8,822                             11,342
 2/19/2005                       8,822                             11,342
 2/20/2005                       8,822                             11,342
 2/21/2005                       8,822                             11,342
 2/22/2005                       8,968                             11,158
 2/23/2005                       8,916                             11,221
 2/24/2005                       8,802                             11,362
 2/25/2005                       8,692                             11,499
 2/26/2005                       8,692                             11,499
 2/27/2005                       8,692                             11,499
 2/28/2005                       8,748                             11,440
  3/1/2005                       8,670                             11,536
  3/2/2005                       8,678                             11,530
  3/3/2005                       8,684                             11,524
  3/4/2005                       8,592                             11,650
  3/5/2005                       8,592                             11,650
  3/6/2005                       8,592                             11,650
  3/7/2005                       8,548                             11,708
  3/8/2005                       8,616                             11,618
  3/9/2005                       8,708                             11,493
 3/10/2005                       8,726                             11,475
 3/11/2005                       8,722                             11,473
 3/12/2005                       8,722                             11,473
 3/13/2005                       8,722                             11,473
 3/14/2005                       8,656                             11,559
 3/15/2005                       8,702                             11,507
 3/16/2005                       8,778                             11,407
 3/17/2005                       8,766                             11,431
 3/18/2005                       8,814                             11,387
 3/19/2005                       8,814                             11,387
 3/20/2005                       8,814                             11,387
 3/21/2005                       8,812                             11,366
 3/22/2005                       8,866                             11,311
 3/23/2005                       8,928                             11,229
 3/24/2005                       8,910                             11,248
 3/25/2005                       8,910                             11,248
 3/26/2005                       8,910                             11,248
 3/27/2005                       8,910                             11,248
 3/28/2005                       8,896                             11,255
 3/29/2005                       9,000                             11,129
 3/30/2005                       8,902                             11,269
 3/31/2005                       8,874                             11,313
  4/1/2005                       8,896                             11,276
  4/2/2005                       8,896                             11,276
  4/3/2005                       8,896                             11,276
  4/4/2005                       8,888                             11,291
  4/5/2005                       8,860                             11,303
  4/6/2005                       8,854                             11,325
  4/7/2005                       8,820                             11,376
  4/8/2005                       8,912                             11,258
  4/9/2005                       8,912                             11,258
 4/10/2005                       8,912                             11,258
 4/11/2005                       8,948                             11,219
 4/12/2005                       8,906                             11,275
 4/13/2005                       9,026                             11,125
 4/14/2005                       9,154                             10,966
 4/15/2005                       9,316                             10,777
 4/16/2005                       9,316                             10,777
 4/17/2005                       9,316                             10,777
 4/18/2005                       9,260                             10,844
 4/19/2005                       9,140                             10,980
 4/20/2005                       9,284                             10,807
 4/21/2005                       9,122                             11,001
 4/22/2005                       9,202                             10,900
 4/23/2005                       9,202                             10,900
 4/24/2005                       9,202                             10,900
 4/25/2005                       9,082                             11,041
 4/26/2005                       9,178                             10,927
 4/27/2005                       9,174                             10,935
 4/28/2005                       9,292                             10,795
 4/29/2005                       9,230                             10,873
 4/30/2005                       9,230                             10,873
  5/1/2005                       9,230                             10,873
  5/2/2005                       9,158                             10,954
  5/3/2005                       9,190                             10,917
  5/4/2005                       9,068                             11,065
  5/5/2005                       9,048                             11,092
  5/6/2005                       9,024                             11,125
  5/7/2005                       9,024                             11,125
  5/8/2005                       9,024                             11,125
  5/9/2005                       8,974                             11,186
 5/10/2005                       9,040                             11,108
 5/11/2005                       9,002                             11,154
 5/12/2005                       9,128                             11,001
 5/13/2005                       9,182                             10,938
 5/14/2005                       9,182                             10,938
 5/15/2005                       9,182                             10,938
 5/16/2005                       9,064                             11,081
 5/17/2005                       8,986                             11,175
 5/18/2005                       8,844                             11,355
 5/19/2005                       8,804                             11,405
 5/20/2005                       8,812                             11,402
 5/21/2005                       8,812                             11,402
 5/22/2005                       8,812                             11,402
 5/23/2005                       8,754                             11,475
 5/24/2005                       8,764                             11,467
 5/25/2005                       8,830                             11,378
 5/26/2005                       8,746                             11,491
 5/27/2005                       8,716                             11,526
 5/28/2005                       8,716                             11,526
 5/29/2005                       8,716                             11,526
 5/30/2005                       8,716                             11,526
 5/31/2005                       8,724                             11,528
  6/1/2005                       8,652                             11,622
  6/2/2005                       8,616                             11,671
  6/3/2005                       8,670                             11,608
  6/4/2005                       8,670                             11,608
  6/5/2005                       8,670                             11,608
  6/6/2005                       8,634                             11,652
  6/7/2005                       8,634                             11,657
  6/8/2005                       8,672                             11,607
  6/9/2005                       8,608                             11,698
 6/10/2005                       8,606                             11,688
 6/11/2005                       8,606                             11,688
 6/12/2005                       8,606                             11,688
 6/13/2005                       8,576                             11,735
 6/14/2005                       8,544                             11,777
 6/15/2005                       8,522                             11,813
 6/16/2005                       8,452                             11,916
 6/17/2005                       8,440                             11,936
 6/18/2005                       8,440                             11,936
 6/19/2005                       8,440                             11,936
 6/20/2005                       8,466                             11,898
 6/21/2005                       8,490                             11,860
 6/22/2005                       8,480                             11,871
 6/23/2005                       8,562                             11,764
 6/24/2005                       8,654                             11,646
 6/25/2005                       8,654                             11,646
 6/26/2005                       8,654                             11,646
 6/27/2005                       8,640                             11,666
 6/28/2005                       8,526                             11,812
 6/29/2005                       8,508                             11,844
 6/30/2005                       8,544                             11,795
  7/1/2005                       8,488                             11,881
  7/2/2005                       8,488                             11,881
  7/3/2005                       8,488                             11,881
  7/4/2005                       8,488                             11,881
  7/5/2005                       8,406                             11,996
  7/6/2005                       8,464                             11,919
  7/7/2005                       8,436                             11,964
  7/8/2005                       8,336                             12,106
  7/9/2005                       8,336                             12,106
 7/10/2005                       8,336                             12,106
 7/11/2005                       8,266                             12,205
 7/12/2005                       8,256                             12,224
 7/13/2005                       8,282                             12,190
 7/14/2005                       8,308                             12,149
 7/15/2005                       8,298                             12,169
 7/16/2005                       8,298                             12,169
 7/17/2005                       8,298                             12,169
 7/18/2005                       8,320                             12,141
 7/19/2005                       8,230                             12,272
 7/20/2005                       8,186                             12,343
 7/21/2005                       8,268                             12,223
 7/22/2005                       8,194                             12,331
 7/23/2005                       8,194                             12,331
 7/24/2005                       8,194                             12,331
 7/25/2005                       8,242                             12,260
 7/26/2005                       8,216                             12,303
 7/27/2005                       8,194                             12,333
 7/28/2005                       8,122                             12,447
 7/29/2005                       8,146                             12,415
 7/30/2005                       8,146                             12,415
 7/31/2005                       8,146                             12,415
  8/1/2005                       8,142                             12,428
  8/2/2005                       8,098                             12,495
  8/3/2005                       8,120                             12,463
  8/4/2005                       8,196                             12,347
  8/5/2005                       8,290                             12,212
  8/6/2005                       8,290                             12,212
  8/7/2005                       8,290                             12,212
  8/8/2005                       8,334                             12,150
  8/9/2005                       8,302                             12,194
 8/10/2005                       8,296                             12,211
 8/11/2005                       8,236                             12,299
 8/12/2005                       8,260                             12,274
 8/13/2005                       8,260                             12,274
 8/14/2005                       8,260                             12,274
 8/15/2005                       8,242                             12,299
 8/16/2005                       8,356                             12,133
 8/17/2005                       8,360                             12,130
 8/18/2005                       8,376                             12,102
 8/19/2005                       8,364                             12,125
 8/20/2005                       8,364                             12,125
 8/21/2005                       8,364                             12,125
 8/22/2005                       8,338                             12,160
 8/23/2005                       8,362                             12,129
 8/24/2005                       8,374                             12,116
 8/25/2005                       8,344                             12,160
 8/26/2005                       8,430                             12,046
 8/27/2005                       8,430                             12,046
 8/28/2005                       8,430                             12,046
 8/29/2005                       8,376                             12,127
 8/30/2005                       8,404                             12,080
 8/31/2005                       8,272                             12,276
  9/1/2005                       8,272                             12,276
  9/2/2005                       8,326                             12,209
  9/3/2005                       8,326                             12,209
  9/4/2005                       8,326                             12,209
  9/5/2005                       8,326                             12,209
  9/6/2005                       8,228                             12,342
  9/7/2005                       8,198                             12,399
  9/8/2005                       8,240                             12,338
  9/9/2005                       8,176                             12,437
 9/10/2005                       8,176                             12,437
 9/11/2005                       8,176                             12,437
 9/12/2005                       8,178                             12,442
 9/13/2005                       8,236                             12,354
 9/14/2005                       8,272                             12,302
 9/15/2005                       8,272                             12,300
 9/16/2005                       8,240                             12,359
 9/17/2005                       8,240                             12,359
 9/18/2005                       8,240                             12,359
 9/19/2005                       8,282                             12,290
 9/20/2005                       8,360                             12,179
 9/21/2005                       8,468                             12,023
 9/22/2005                       8,452                             12,049
 9/23/2005                       8,418                             12,099
 9/24/2005                       8,418                             12,099
 9/25/2005                       8,418                             12,099
 9/26/2005                       8,370                             12,166
 9/27/2005                       8,384                             12,154
 9/28/2005                       8,398                             12,135
 9/29/2005                       8,294                             12,286
 9/30/2005                       8,240                             12,371
 10/1/2005                       8,240                             12,371
 10/2/2005                       8,240                             12,371
 10/3/2005                       8,190                             12,441
 10/4/2005                       8,280                             12,312
 10/5/2005                       8,474                             12,025
 10/6/2005                       8,550                             11,916
 10/7/2005                       8,518                             11,968
 10/8/2005                       8,518                             11,968
 10/9/2005                       8,518                             11,968
10/10/2005                       8,580                             11,881
10/11/2005                       8,632                             11,813
10/12/2005                       8,746                             11,661
10/13/2005                       8,788                             11,611
10/14/2005                       8,670                             11,768
10/15/2005                       8,670                             11,768
10/16/2005                       8,670                             11,768
10/17/2005                       8,630                             11,823
10/18/2005                       8,738                             11,679
10/19/2005                       8,622                             11,839
10/20/2005                       8,738                             11,681
10/21/2005                       8,664                             11,787
10/22/2005                       8,664                             11,787
10/23/2005                       8,664                             11,787
10/24/2005                       8,498                             12,016
10/25/2005                       8,518                             11,989
10/26/2005                       8,562                             11,930
10/27/2005                       8,714                             11,722
10/28/2005                       8,576                             11,917
10/29/2005                       8,576                             11,917
10/30/2005                       8,576                             11,917
10/31/2005                       8,442                             12,105
 11/1/2005                       8,430                             12,108
 11/2/2005                       8,298                             12,320
 11/3/2005                       8,270                             12,362
 11/4/2005                       8,286                             12,346
 11/5/2005                       8,286                             12,346
 11/6/2005                       8,286                             12,346
 11/7/2005                       8,270                             12,374
 11/8/2005                       8,330                             12,285
 11/9/2005                       8,298                             12,338
11/10/2005                       8,258                             12,399
11/11/2005                       8,232                             12,443
11/12/2005                       8,232                             12,443
11/13/2005                       8,232                             12,443
11/14/2005                       8,228                             12,450
11/15/2005                       8,274                             12,383
11/16/2005                       8,264                             12,400
11/17/2005                       8,150                             12,577
11/18/2005                       8,128                             12,609
11/19/2005                       8,128                             12,609
11/20/2005                       8,128                             12,609
11/21/2005                       8,064                             12,716
11/22/2005                       8,014                             12,798
11/23/2005                       8,002                             12,823
11/24/2005                       8,002                             12,823
11/25/2005                       7,988                             12,851
11/26/2005                       7,988                             12,851
11/27/2005                       7,988                             12,851
11/28/2005                       8,132                             12,645
11/29/2005                       8,102                             12,696
11/30/2005                       8,106                             12,696
 12/1/2005                       7,974                             12,900
 12/2/2005                       7,978                             12,899
 12/3/2005                       7,978                             12,899
 12/4/2005                       7,978                             12,899
 12/5/2005                       8,012                             12,845
 12/6/2005                       8,018                             12,843
 12/7/2005                       8,052                             12,791
 12/8/2005                       8,030                             12,829
 12/9/2005                       7,994                             12,889
12/10/2005                       7,994                             12,889
12/11/2005                       7,994                             12,889
12/12/2005                       7,986                             12,901
12/13/2005                       7,976                             12,921
12/14/2005                       7,942                             12,979
12/15/2005                       7,982                             12,916
12/16/2005                       8,028                             12,850
12/17/2005                       8,028                             12,850
12/18/2005                       8,028                             12,850
12/19/2005                       8,118                             12,708
12/20/2005                       8,092                             12,747
12/21/2005                       8,038                             12,837
12/22/2005                       7,988                             12,919
12/23/2005                       7,966                             12,962
12/24/2005                       7,966                             12,962
12/25/2005                       7,966                             12,962
12/26/2005                       7,966                             12,962
12/27/2005                       8,065                             12,802
12/28/2005                       8,013                             12,889
12/29/2005                       8,040                             12,856
12/30/2005                       8,087                             12,784
12/31/2005                       8,087                             12,784
  1/1/2006                       8,087                             12,784
  1/2/2006                       8,087                             12,784
  1/3/2006                       7,966                             12,975
  1/4/2006                       7,908                             13,063
  1/5/2006                       7,910                             13,067
  1/6/2006                       7,821                             13,214
  1/7/2006                       7,821                             13,214
  1/8/2006                       7,821                             13,214
  1/9/2006                       7,765                             13,317
 1/10/2006                       7,736                             13,363
 1/11/2006                       7,728                             13,383
 1/12/2006                       7,782                             13,290
 1/13/2006                       7,792                             13,285
 1/14/2006                       7,792                             13,285
 1/15/2006                       7,792                             13,285
 1/16/2006                       7,792                             13,285
 1/17/2006                       7,827                             13,228
 1/18/2006                       7,844                             13,200
 1/19/2006                       7,753                             13,368
 1/20/2006                       7,879                             13,145
 1/21/2006                       7,879                             13,145
 1/22/2006                       7,879                             13,145
 1/23/2006                       7,854                             13,192
 1/24/2006                       7,786                             13,307
 1/25/2006                       7,838                             13,222
 1/26/2006                       7,749                             13,374
 1/27/2006                       7,714                             13,436
 1/28/2006                       7,714                             13,436
 1/29/2006                       7,714                             13,436
 1/30/2006                       7,705                             13,460
 1/31/2006                       7,662                             13,537
  2/1/2006                       7,652                             13,554
  2/2/2006                       7,722                             13,435
  2/3/2006                       7,749                             13,394
  2/4/2006                       7,749                             13,394
  2/5/2006                       7,749                             13,394
  2/6/2006                       7,714                             13,454
  2/7/2006                       7,817                             13,278
  2/8/2006                       7,794                             13,321
  2/9/2006                       7,825                             13,269
 2/10/2006                       7,827                             13,274
 2/11/2006                       7,827                             13,274
 2/12/2006                       7,827                             13,274
 2/13/2006                       7,885                             13,172
 2/14/2006                       7,827                             13,277
 2/15/2006                       7,800                             13,321
 2/16/2006                       7,730                             13,439
 2/17/2006                       7,740                             13,437
 2/18/2006                       7,740                             13,437
 2/19/2006                       7,740                             13,437
 2/20/2006                       7,740                             13,437
 2/21/2006                       7,761                             13,403
 2/22/2006                       7,697                             13,522
 2/23/2006                       7,716                             13,487
 2/24/2006                       7,683                             13,545
 2/25/2006                       7,683                             13,545
 2/26/2006                       7,683                             13,545
 2/27/2006                       7,672                             13,577
 2/28/2006                       7,761                             13,424
  3/1/2006                       7,643                             13,625
  3/2/2006                       7,670                             13,576
  3/3/2006                       7,701                             13,534
  3/4/2006                       7,701                             13,534
  3/5/2006                       7,701                             13,534
  3/6/2006                       7,776                             13,404
  3/7/2006                       7,866                             13,248
  3/8/2006                       7,866                             13,261
  3/9/2006                       7,906                             13,198
 3/10/2006                       7,856                             13,284
 3/11/2006                       7,856                             13,284
 3/12/2006                       7,856                             13,284
 3/13/2006                       7,823                             13,344
 3/14/2006                       7,740                             13,486
 3/15/2006                       7,689                             13,581
 3/16/2006                       7,685                             13,587
 3/17/2006                       7,670                             13,624
 3/18/2006                       7,670                             13,624
 3/19/2006                       7,670                             13,624
 3/20/2006                       7,699                             13,578
 3/21/2006                       7,765                             13,463
 3/22/2006                       7,707                             13,568
 3/23/2006                       7,697                             13,585
 3/24/2006                       7,664                             13,655
 3/25/2006                       7,664                             13,655
 3/26/2006                       7,664                             13,655
 3/27/2006                       7,660                             13,649
 3/28/2006                       7,691                             13,607
 3/29/2006                       7,604                             13,750
 3/30/2006                       7,602                             13,755
 3/31/2006                       7,606                             13,759
  4/1/2006                       7,606                             13,759
  4/2/2006                       7,606                             13,759
  4/3/2006                       7,619                             13,743
  4/4/2006                       7,596                             13,787
  4/5/2006                       7,540                             13,889
  4/6/2006                       7,536                             13,897
  4/7/2006                       7,616                             13,761
  4/8/2006                       7,616                             13,761
  4/9/2006                       7,616                             13,761
 4/10/2006                       7,643                             13,712
 4/11/2006                       7,722                             13,577
 4/12/2006                       7,699                             13,618
 4/13/2006                       7,701                             13,630
 4/14/2006                       7,701                             13,630
 4/15/2006                       7,701                             13,630
 4/16/2006                       7,701                             13,630
 4/17/2006                       7,703                             13,625
 4/18/2006                       7,534                             13,929
 4/19/2006                       7,462                             14,064
 4/20/2006                       7,459                             14,070
 4/21/2006                       7,478                             14,047
 4/22/2006                       7,478                             14,047
 4/23/2006                       7,478                             14,047
 4/24/2006                       7,507                             13,993
 4/25/2006                       7,532                             13,942
 4/26/2006                       7,561                             13,892
 4/27/2006                       7,571                             13,898
 4/28/2006                       7,542                             13,953
 4/29/2006                       7,542                             13,953
 4/30/2006                       7,542                             13,953
  5/1/2006                       7,557                             13,926
  5/2/2006                       7,519                             13,993
  5/3/2006                       7,534                             13,976
  5/4/2006                       7,493                             14,057
  5/5/2006                       7,420                             14,199
  5/6/2006                       7,420                             14,199
  5/7/2006                       7,420                             14,199
  5/8/2006                       7,410                             14,222
  5/9/2006                       7,429                             14,191
 5/10/2006                       7,443                             14,165
 5/11/2006                       7,542                             13,981
 5/12/2006                       7,678                             13,736
 5/13/2006                       7,678                             13,736
 5/14/2006                       7,678                             13,736
 5/15/2006                       7,730                             13,648
 5/16/2006                       7,751                             13,616
 5/17/2006                       7,889                             13,375
 5/18/2006                       7,964                             13,250
 5/19/2006                       7,951                             13,279
 5/20/2006                       7,951                             13,279
 5/21/2006                       7,951                             13,279
 5/22/2006                       8,013                             13,175
 5/23/2006                       8,054                             13,111
 5/24/2006                       8,069                             13,090
 5/25/2006                       7,972                             13,250
 5/26/2006                       7,928                             13,337
 5/27/2006                       7,928                             13,337
 5/28/2006                       7,928                             13,337
 5/29/2006                       7,928                             13,337
 5/30/2006                       8,057                             13,125
 5/31/2006                       7,935                             13,323
  6/1/2006                       7,815                             13,526
  6/2/2006                       7,790                             13,576
  6/3/2006                       7,790                             13,576
  6/4/2006                       7,790                             13,576
  6/5/2006                       7,990                             13,245
  6/6/2006                       8,032                             13,171
  6/7/2006                       8,100                             13,063
  6/8/2006                       8,143                             13,002
  6/9/2006                       8,160                             12,977
 6/10/2006                       8,160                             12,977
 6/11/2006                       8,160                             12,977
 6/12/2006                       8,344                             12,686
 6/13/2006                       8,480                             12,480
 6/14/2006                       8,439                             12,543
 6/15/2006                       8,168                             12,946
 6/16/2006                       8,205                             12,893
 6/17/2006                       8,205                             12,893
 6/18/2006                       8,205                             12,893
 6/19/2006                       8,337                             12,686
 6/20/2006                       8,371                             12,638
 6/21/2006                       8,222                             12,868
 6/22/2006                       8,271                             12,793
 6/23/2006                       8,201                             12,910
 6/24/2006                       8,201                             12,910
 6/25/2006                       8,201                             12,910
 6/26/2006                       8,158                             12,981
 6/27/2006                       8,236                             12,860
 6/28/2006                       8,226                             12,878
 6/29/2006                       7,984                             13,258
 6/30/2006                       7,947                             13,326
  7/1/2006                       7,947                             13,326
  7/2/2006                       7,947                             13,326
  7/3/2006                       7,893                             13,424
  7/4/2006                       7,893                             13,424
  7/5/2006                       8,019                             13,217
  7/6/2006                       8,003                             13,253
  7/7/2006                       8,083                             13,129
  7/8/2006                       8,083                             13,129
  7/9/2006                       8,083                             13,129
 7/10/2006                       8,100                             13,106
 7/11/2006                       8,071                             13,156
 7/12/2006                       8,170                             13,000
 7/13/2006                       8,317                             12,775
 7/14/2006                       8,383                             12,683
 7/15/2006                       8,383                             12,683
 7/16/2006                       8,383                             12,683
 7/17/2006                       8,449                             12,594
 7/18/2006                       8,447                             12,598
 7/19/2006                       8,238                             12,903
 7/20/2006                       8,432                             12,612
 7/21/2006                       8,567                             12,426
 7/22/2006                       8,567                             12,426
 7/23/2006                       8,567                             12,426
 7/24/2006                       8,371                             12,698
 7/25/2006                       8,269                             12,852
 7/26/2006                       8,278                             12,845
 7/27/2006                       8,364                             12,715
 7/28/2006                       8,232                             12,920
 7/29/2006                       8,232                             12,920
 7/30/2006                       8,232                             12,920
 7/31/2006                       8,218                             12,946
  8/1/2006                       8,288                             12,841
  8/2/2006                       8,234                             12,926
  8/3/2006                       8,176                             13,015
  8/4/2006                       8,218                             12,959
  8/5/2006                       8,218                             12,959
  8/6/2006                       8,218                             12,959
  8/7/2006                       8,273                             12,881
  8/8/2006                       8,344                             12,771
  8/9/2006                       8,408                             12,678
 8/10/2006                       8,356                             12,757
 8/11/2006                       8,428                             12,651
 8/12/2006                       8,428                             12,651
 8/13/2006                       8,428                             12,651
 8/14/2006                       8,428                             12,657
 8/15/2006                       8,271                             12,891
 8/16/2006                       8,158                             13,075
 8/17/2006                       8,160                             13,074
 8/18/2006                       8,149                             13,100
 8/19/2006                       8,149                             13,100
 8/20/2006                       8,149                             13,100
 8/21/2006                       8,224                             12,984
 8/22/2006                       8,214                             12,999
 8/23/2006                       8,296                             12,877
 8/24/2006                       8,321                             12,846
 8/25/2006                       8,329                             12,839
 8/26/2006                       8,329                             12,839
 8/27/2006                       8,329                             12,839
 8/28/2006                       8,263                             12,939
 8/29/2006                       8,220                             13,005
 8/30/2006                       8,205                             13,036
 8/31/2006                       8,176                             13,094
  9/1/2006                       8,139                             13,158
  9/2/2006                       8,139                             13,158
  9/3/2006                       8,139                             13,158
  9/4/2006                       8,139                             13,158
  9/5/2006                       8,108                             13,212
  9/6/2006                       8,249                             12,987
  9/7/2006                       8,302                             12,906
  9/8/2006                       8,304                             12,913
  9/9/2006                       8,304                             12,913
 9/10/2006                       8,304                             12,913
 9/11/2006                       8,315                             12,897
 9/12/2006                       8,176                             13,115
 9/13/2006                       8,106                             13,233
 9/14/2006                       8,164                             13,144
 9/15/2006                       8,176                             13,132
 9/16/2006                       8,176                             13,132
 9/17/2006                       8,176                             13,132
 9/18/2006                       8,180                             13,129
 9/19/2006                       8,209                             13,084
 9/20/2006                       8,162                             13,164
 9/21/2006                       8,218                             13,074
 9/22/2006                       8,284                             12,977
 9/23/2006                       8,284                             12,977
 9/24/2006                       8,284                             12,977
 9/25/2006                       8,203                             13,104
 9/26/2006                       8,139                             13,212
 9/27/2006                       8,116                             13,250
 9/28/2006                       8,110                             13,261
 9/29/2006                       8,166                             13,183
 9/30/2006                       8,166                             13,183
 10/1/2006                       8,166                             13,183
 10/2/2006                       8,211                             13,112
 10/3/2006                       8,238                             13,076
 10/4/2006                       8,108                             13,285
 10/5/2006                       8,011                             13,442
 10/6/2006                       8,069                             13,358
 10/7/2006                       8,069                             13,358
 10/8/2006                       8,069                             13,358
 10/9/2006                       8,023                             13,433
10/10/2006                       7,997                             13,484
10/11/2006                       8,017                             13,455
10/12/2006                       7,897                             13,656
10/13/2006                       7,862                             13,720
10/14/2006                       7,862                             13,720
10/15/2006                       7,862                             13,720
10/16/2006                       7,809                             13,821
10/17/2006                       7,877                             13,705
10/18/2006                       7,893                             13,676
10/19/2006                       7,856                             13,740
10/20/2006                       7,922                             13,645
10/21/2006                       7,922                             13,645
10/22/2006                       7,922                             13,645
10/23/2006                       7,883                             13,712
10/24/2006                       7,862                             13,747
10/25/2006                       7,831                             13,808
10/26/2006                       7,767                             13,930
10/27/2006                       7,858                             13,768
10/28/2006                       7,858                             13,768
10/29/2006                       7,858                             13,768
10/30/2006                       7,844                             13,796
10/31/2006                       7,891                             13,730
 11/1/2006                       7,984                             13,565
 11/2/2006                       7,992                             13,558
 11/3/2006                       7,978                             13,582
 11/4/2006                       7,978                             13,582
 11/5/2006                       7,978                             13,582
 11/6/2006                       7,891                             13,736
 11/7/2006                       7,873                             13,769
 11/8/2006                       7,827                             13,852
 11/9/2006                       7,877                             13,772
11/10/2006                       7,827                             13,864
11/11/2006                       7,827                             13,864
11/12/2006                       7,827                             13,864
11/13/2006                       7,815                             13,892
11/14/2006                       7,734                             14,037
11/15/2006                       7,689                             14,120
11/16/2006                       7,693                             14,124
11/17/2006                       7,705                             14,106
11/18/2006                       7,705                             14,106
11/19/2006                       7,705                             14,106
11/20/2006                       7,693                             14,129
11/21/2006                       7,681                             14,158
11/22/2006                       7,645                             14,224
11/23/2006                       7,645                             14,224
11/24/2006                       7,658                             14,211
11/25/2006                       7,658                             14,211
11/26/2006                       7,658                             14,211
11/27/2006                       7,817                             13,925
11/28/2006                       7,792                             13,964
11/29/2006                       7,703                             14,136
11/30/2006                       7,689                             14,172
 12/1/2006                       7,695                             14,175
 12/2/2006                       7,695                             14,175
 12/3/2006                       7,695                             14,175
 12/4/2006                       7,602                             14,339
 12/5/2006                       7,588                             14,370
 12/6/2006                       7,596                             14,360
 12/7/2006                       7,629                             14,297
 12/8/2006                       7,635                             14,298
 12/9/2006                       7,635                             14,298
12/10/2006                       7,635                             14,298
12/11/2006                       7,643                             14,279
12/12/2006                       7,685                             14,207
12/13/2006                       7,675                             14,229
12/14/2006                       7,618                             14,342
12/15/2006                       7,645                             14,303
12/16/2006                       7,645                             14,303
12/17/2006                       7,645                             14,303
12/18/2006                       7,723                             14,157
12/19/2006                       7,719                             14,167
12/20/2006                       7,713                             14,178
12/21/2006                       7,751                             14,115
12/22/2006                       7,789                             14,061
12/23/2006                       7,789                             14,061
12/24/2006                       7,789                             14,061
12/25/2006                       7,789                             14,061
12/26/2006                       7,749                             14,138
12/27/2006                       7,681                             14,263
12/28/2006                       7,713                             14,211
12/29/2006                       7,778                             14,103
12/30/2006                       7,778                             14,103
12/31/2006                       7,778                             14,103


AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/06
--------------------------------------------------------------------------------
                                                                         SINCE
                                                              ONE      INCEPTION
                                                             YEAR     (05/03/04)
--------------------------------------------------------------------------------
INVERSE MID-CAP FUND                                        -3.83%      -9.00%
S&P MIDCAP 400 INDEX                                        10.32%      13.78%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P MIDCAP 400 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                    INVERSE MID-CAP FUND    S&P MIDCAP 400 INDEX
OTHER                                                                2.8%
FINANCIALS                                                          18.5%
INDUSTRIALS                                                         15.9%
CONSUMER DISCRETIONARY                                              15.4%
INFORMATION TECHNOLOGY                                              15.1%
HEALTH CARE                                                         10.7%
UTILITIES                                                            8.1%
ENERGY                                                               7.5%
MATERIALS                                                            6.0%
FUTURES CONTRACTS SHORT SALES              -46.2%
EQUITY INDEX SWAP AGREEMENTS SHORT SALES   -54.0%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

The Fund invests principally in derivative instruments such as equity index swap agreements, futures contracts, and options on index futures.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 15

--------------------------------------------------------------------------------

DYNAMIC RUSSELL 2000(R) FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Russell 2000(R) Index.

INCEPTION: October 27, 2006

Small-cap stocks generally outperformed both mid-cap and large-cap stocks for the year ended December 31, 2006. The Russell 2000(R) Index returned 18.37% for the year, while large and mid-cap indices returned 15.78% and 10.31% respectively. All of the sectors had positive returns. Energy, consumer discretionary, health care and information technology lagged the index performance. Basic materials, telecommunication services, consumer staples and utilities--the smallest of the sectors, with a total weight of less than 12%--had an average return of 31%, boosting the index return. Russell 2000(R) Index value stocks outperformed Russell 2000(R) Index growth stocks by more than 10% in 2006.

Since inception, Rydex Dynamic Russell 2000(R) Fund produced returns of 4.06%. It achieved a daily correlation of 99% to its benchmark of 200% of the daily price movement of the Russell 2000(R) Index.

The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

                          CUMULATIVE FUND PERFORMANCE:
                      OCTOBER 27, 2006 - DECEMBER 31, 2006

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

   DATE               DYNAMIC RUSSELL 2000(R) FUND         RUSSELL 2000(R) INDEX
10/27/2006                       10,000                            10,000
10/28/2006                       10,000                            10,000
10/29/2006                       10,000                            10,000
10/30/2006                       10,116                            10,060
10/31/2006                       10,008                            10,014
 11/1/2006                        9,628                             9,823
 11/2/2006                        9,576                             9,797
 11/3/2006                        9,632                             9,831
 11/4/2006                        9,632                             9,831
 11/5/2006                        9,632                             9,831
 11/6/2006                        9,896                             9,966
 11/7/2006                        9,932                             9,984
 11/8/2006                       10,064                            10,056
 11/9/2006                        9,856                             9,955
11/10/2006                       10,036                            10,047
11/11/2006                       10,036                            10,047
11/12/2006                       10,036                            10,047
11/13/2006                       10,116                            10,091
11/14/2006                       10,448                            10,257
11/15/2006                       10,628                            10,347
11/16/2006                       10,588                            10,332
11/17/2006                       10,528                            10,303
11/18/2006                       10,528                            10,303
11/19/2006                       10,528                            10,303
11/20/2006                       10,588                            10,331
11/21/2006                       10,636                            10,353
11/22/2006                       10,652                            10,363
11/23/2006                       10,652                            10,363
11/24/2006                       10,628                            10,355
11/25/2006                       10,628                            10,355
11/26/2006                       10,628                            10,355
11/27/2006                       10,084                            10,092
11/28/2006                       10,160                            10,128
11/29/2006                       10,404                            10,252
11/30/2006                       10,420                            10,278
 12/1/2006                       10,300                            10,213
 12/2/2006                       10,300                            10,213
 12/3/2006                       10,300                            10,213
 12/4/2006                       10,704                            10,405
 12/5/2006                       10,744                            10,426
 12/6/2006                       10,696                            10,408
 12/7/2006                       10,592                            10,360
 12/8/2006                       10,592                            10,364
 12/9/2006                       10,592                            10,364
12/10/2006                       10,592                            10,364
12/11/2006                       10,612                            10,371
12/12/2006                       10,476                            10,310
12/13/2006                       10,488                            10,317
12/14/2006                       10,632                            10,388
12/15/2006                       10,580                            10,369
12/16/2006                       10,580                            10,369
12/17/2006                       10,580                            10,369
12/18/2006                       10,292                            10,230
12/19/2006                       10,304                            10,231
12/20/2006                       10,392                            10,278
12/21/2006                       10,316                            10,243
12/22/2006                       10,254                            10,216
12/23/2006                       10,254                            10,216
12/24/2006                       10,254                            10,216
12/25/2006                       10,254                            10,216
12/26/2006                       10,446                            10,313
12/27/2006                       10,690                            10,443
12/28/2006                       10,602                            10,401
12/29/2006                       10,406                            10,312
12/30/2006                       10,406                            10,312
12/31/2006                       10,406                            10,312


AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/06
--------------------------------------------------------------------------------
                                                                         SINCE
                                                                       INCEPTION
                                                                      (10/27/06)
--------------------------------------------------------------------------------
DYNAMIC RUSSELL 2000(R) FUND                                             4.06%
RUSSELL 2000(R) INDEX                                                    3.12%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE RUSSELL 2000(R) INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                              DYNAMIC RUSSELL   RUSSELL 2000(R)
                                               2000(R) FUND         INDEX
OTHER                                              10.4%            15.1%
FINANCIALS                                         13.5%            20.1%
INFORMATION TECHNOLOGY                             11.6%            20.1%
CONSUMER DISCRETIONARY                             10.0%            15.2%
HEALTH CARE                                         8.6%            12.0%
INDUSTRIALS                                         7.5%            11.7%
MATERIALS                                                            5.8%
FUTURES CONTRACTS                                  41.5%
EQUITY INDEX SWAP AGREEMENTS                       96.1%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Polycom, Inc.                                                               0.2%
Varian Semiconductor Equipment Associates, Inc.                             0.2%
Phillips-Van Heusen Corp.                                                   0.2%
NBTY, Inc.                                                                  0.2%
Alexandria Real Estate Equities, Inc.                                       0.2%
Big Lots, Inc.                                                              0.2%
Acuity Brands, Inc.                                                         0.2%
Oregon Steel Mills, Inc.                                                    0.2%
Realty Income Corp.                                                         0.2%
SVB Financial Group                                                         0.2%
--------------------------------------------------------------------------------
Top Ten Total                                                               2.0%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


16 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

RUSSELL 2000(R) ADVANTAGE FUND

OBJECTIVE: To provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000(R) Index.

INCEPTION: October 1, 2001

Small-cap stocks generally outperformed both mid-cap and large-cap stocks for the year ended December 31, 2006. The Russell 2000(R) Index returned 18.37% for the year, while large- and mid-cap indices returned 15.78% and 10.31% respectively. All of the sectors had positive returns. Energy, consumer discretionary, health care and information technology lagged the index performance. Basic materials, telecommunication services, consumer staples and utilities--the smallest of the sectors, with a total weight of less than 12%--had an average return of 31%, boosting the index return. Russell 2000(R) Index value stocks outperformed Russell 2000(R) Index growth stocks by more than 10% in 2006.

For the year, Rydex Russell 2000(R) Advantage Fund produced returns of 20.85%. It achieved a daily correlation of 99% to its benchmark of 150% of the daily price movement of the Russell 2000(R) Index.

The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

                          CUMULATIVE FUND PERFORMANCE:
                       OCTOBER 1, 2001 - DECEMBER 31, 2006

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

  DATE       RUSSELL 2000(R) ADVANTAGE FUND   RUSSELL 2000(R) INDEX
 10/1/2001                10,000                       10,000
10/31/2001                11,036                       10,778
11/30/2001                12,112                       11,613
12/31/2001                12,897                       12,330
 1/31/2002                12,711                       12,201
 2/28/2002                12,214                       11,867
 3/31/2002                13,709                       12,821
 4/30/2002                14,214                       12,938
 5/31/2002                13,067                       12,363
 6/30/2002                12,068                       11,750
 7/31/2002                 9,482                        9,975
 8/31/2002                 9,433                        9,950
 9/30/2002                 8,387                        9,235
10/31/2002                 8,284                        9,532
11/30/2002                 9,079                       10,382
12/31/2002                 8,325                        9,804
 1/31/2003                 7,862                        9,533
 2/28/2003                 7,419                        9,245
 3/31/2003                 7,464                        9,364
 4/30/2003                 8,565                       10,252
 5/31/2003                 9,977                       11,352
 6/30/2003                10,072                       11,557
 7/31/2003                10,950                       12,280
 8/31/2003                11,650                       12,843
 9/30/2003                11,240                       12,606
10/31/2003                12,681                       13,665
11/30/2003                13,281                       14,150
12/31/2003                13,677                       14,437
 1/31/2004                14,582                       15,064
 2/29/2004                14,784                       15,199
 3/31/2004                14,922                       15,341
 4/30/2004                13,658                       14,559
 5/31/2004                13,948                       14,790
 6/30/2004                14,909                       15,413
 7/31/2004                13,401                       14,375
 8/31/2004                13,263                       14,302
 9/30/2004                14,172                       14,973
10/31/2004                14,523                       15,268
11/30/2004                16,395                       16,592
12/31/2004                17,123                       17,083
 1/31/2005                15,958                       16,370
 2/28/2005                16,421                       16,648
 3/31/2005                15,719                       16,171
 4/30/2005                14,385                       15,245
 5/31/2005                15,805                       16,243
 6/30/2005                16,665                       16,869
 7/31/2005                18,283                       17,938
 8/31/2005                17,678                       17,605
 9/30/2005                17,647                       17,661
10/31/2005                16,845                       17,112
11/30/2005                18,028                       17,943
12/31/2005                17,793                       17,861
 1/31/2006                20,154                       19,463
 2/28/2006                19,930                       19,409
 3/31/2006                21,332                       20,351
 4/30/2006                21,259                       20,347
 5/31/2006                19,362                       19,205
 6/30/2006                19,425                       19,328
 7/31/2006                18,356                       18,699
 8/31/2006                19,023                       19,253
 9/30/2006                19,206                       19,413
10/31/2006                20,790                       20,531
11/30/2006                21,499                       21,071
12/31/2006                21,503                       21,142


AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/06
--------------------------------------------------------------------------------
                                                                         SINCE
                                                      ONE     FIVE     INCEPTION
                                                     YEAR     YEAR    (10/01/01)
--------------------------------------------------------------------------------
RUSSELL 2000(R) ADVANTAGE FUND                      20.85%   10.77%     15.70%
RUSSELL 2000(R) INDEX                               18.37%   11.39%     15.33%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE RUSSELL 2000(R) INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                               RUSSELL 2000(R)
                                ADVANTAGE FUND   RUSSELL 2000(R) INDEX
OTHER                                6.6%                15.1%
FINANCIALS                          19.5%                20.1%
INFORMATION TECHNOLOGY              16.7%                20.1%
CONSUMER DISCRETIONARY              14.4%                15.2%
INDUSTRIALS                         12.4%                11.7%
HEALTH CARE                         10.8%                12.0%
MATERIALS                            4.0%                 5.8%
ENERGY                               4.5%
FUTURES CONTRACTS                   27.9%
EQUITY INDEX SWAP AGREEMENTS        34.5%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Phillips-Van Heusen, Corp.                                                  0.3%
Polycom, Inc.                                                               0.3%
Varian Semiconductor Equipment Associates, Inc.                             0.3%
NBTY, Inc.                                                                  0.3%
Big Lots, Inc.                                                              0.3%
Oregon Steel Mills, Inc.                                                    0.3%
Alexandria Real Estate Equities, Inc.                                       0.3%
Realty Income Corp.                                                         0.3%
Acuity Brands, Inc.                                                         0.3%
SVB Financial Group                                                         0.3%
--------------------------------------------------------------------------------
Top Ten Total                                                               3.0%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 17

--------------------------------------------------------------------------------

INVERSE RUSSELL 2000(R) FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the Russell 2000(R) Index.

INCEPTION: May 3, 2004

Small-cap stocks generally outperformed both mid-cap and large-cap stocks for the year ended December 31, 2006. The Russell 2000(R) Index returned 18.37% for the year, while large- and mid-cap indices returned 15.78% and 10.31% respectively. All of the sectors had positive returns. Energy, consumer discretionary, health care and information technology lagged the index performance. Basic materials, telecommunication services, consumer staples and utilities--the smallest of the sectors, with a total weight of less than 12%--had an average return of 31%, boosting the index return. Russell 2000(R) Index value stocks outperformed Russell 2000(R) Index growth stocks by more than 10% in 2006.

For the year, Rydex Inverse Russell 2000(R) Fund produced returns of -11.95%. It achieved a daily correlation of 99% to its benchmark of the inverse performance movement of the Russell 2000(R) Index.

The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

                          CUMULATIVE FUND PERFORMANCE:
                         MAY 3, 2004 - DECEMBER 31, 2006

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

   DATE      INVERSE RUSSELL 2000(R) FUND   RUSSELL 2000(R) INDEX
  5/3/2004               10,000                      10,000
  5/4/2004                9,936                      10,074
  5/5/2004                9,928                      10,082
  5/6/2004               10,072                       9,960
  5/7/2004               10,368                       9,703
  5/8/2004               10,368                       9,703
  5/9/2004               10,368                       9,703
 5/10/2004               10,572                       9,514
 5/11/2004               10,344                       9,705
 5/12/2004               10,338                       9,712
 5/13/2004               10,404                       9,681
 5/14/2004               10,480                       9,620
 5/15/2004               10,480                       9,620
 5/16/2004               10,480                       9,620
 5/17/2004               10,616                       9,471
 5/18/2004               10,468                       9,599
 5/19/2004               10,524                       9,569
 5/20/2004               10,514                       9,568
 5/21/2004               10,406                       9,657
 5/22/2004               10,406                       9,657
 5/23/2004               10,406                       9,657
 5/24/2004               10,278                       9,762
 5/25/2004               10,040                      10,004
 5/26/2004                9,982                      10,047
 5/27/2004                9,980                      10,062
 5/28/2004                9,972                      10,057
 5/29/2004                9,972                      10,057
 5/30/2004                9,972                      10,057
 5/31/2004                9,972                      10,057
  6/1/2004                9,876                      10,131
  6/2/2004                9,888                      10,151
  6/3/2004               10,070                       9,955
  6/4/2004                9,974                      10,049
  6/5/2004                9,974                      10,049
  6/6/2004                9,974                      10,049
  6/7/2004                9,778                      10,246
  6/8/2004                9,784                      10,229
  6/9/2004                9,950                      10,064
 6/10/2004                9,928                      10,075
 6/11/2004                9,928                      10,075
 6/12/2004                9,928                      10,075
 6/13/2004                9,928                      10,075
 6/14/2004               10,128                       9,874
 6/15/2004                9,920                      10,056
 6/16/2004                9,898                      10,094
 6/17/2004                9,900                      10,086
 6/18/2004                9,890                      10,103
 6/19/2004                9,890                      10,103
 6/20/2004                9,890                      10,103
 6/21/2004                9,914                      10,071
 6/22/2004                9,848                      10,127
 6/23/2004                9,702                      10,274
 6/24/2004                9,738                      10,254
 6/25/2004                9,574                      10,408
 6/26/2004                9,574                      10,408
 6/27/2004                9,574                      10,408
 6/28/2004                9,634                      10,348
 6/29/2004                9,570                      10,415
 6/30/2004                9,528                      10,480
  7/1/2004                9,666                      10,320
  7/2/2004                9,674                      10,326
  7/3/2004                9,674                      10,326
  7/4/2004                9,674                      10,326
  7/5/2004                9,674                      10,326
  7/6/2004                9,830                      10,143
  7/7/2004                9,842                      10,137
  7/8/2004               10,046                       9,937
  7/9/2004                9,984                       9,991
 7/10/2004                9,984                       9,991
 7/11/2004                9,984                       9,991
 7/12/2004               10,022                       9,964
 7/13/2004               10,010                       9,973
 7/14/2004               10,064                       9,921
 7/15/2004               10,028                       9,964
 7/16/2004               10,154                       9,846
 7/17/2004               10,154                       9,846
 7/18/2004               10,154                       9,846
 7/19/2004               10,142                       9,833
 7/20/2004                9,974                      10,000
 7/21/2004               10,264                       9,724
 7/22/2004               10,296                       9,687
 7/23/2004               10,444                       9,558
 7/24/2004               10,444                       9,558
 7/25/2004               10,444                       9,558
 7/26/2004               10,554                       9,457
 7/27/2004               10,326                       9,654
 7/28/2004               10,386                       9,595
 7/29/2004               10,220                       9,749
 7/30/2004               10,210                       9,775
 7/31/2004               10,210                       9,775
  8/1/2004               10,210                       9,775
  8/2/2004               10,190                       9,786
  8/3/2004               10,348                       9,640
  8/4/2004               10,364                       9,623
  8/5/2004               10,570                       9,441
  8/6/2004               10,818                       9,216
  8/7/2004               10,818                       9,216
  8/8/2004               10,818                       9,216
  8/9/2004               10,848                       9,194
 8/10/2004               10,600                       9,397
 8/11/2004               10,670                       9,341
 8/12/2004               10,856                       9,173
 8/13/2004               10,848                       9,179
 8/14/2004               10,848                       9,179
 8/15/2004               10,848                       9,179
 8/16/2004               10,630                       9,368
 8/17/2004               10,590                       9,403
 8/18/2004               10,356                       9,609
 8/19/2004               10,438                       9,535
 8/20/2004               10,244                       9,722
 8/21/2004               10,244                       9,722
 8/22/2004               10,244                       9,722
 8/23/2004               10,316                       9,643
 8/24/2004               10,292                       9,670
 8/25/2004               10,196                       9,762
 8/26/2004               10,252                       9,711
 8/27/2004               10,166                       9,789
 8/28/2004               10,166                       9,789
 8/29/2004               10,166                       9,789
 8/30/2004               10,296                       9,665
 8/31/2004               10,230                       9,725
  9/1/2004               10,148                       9,805
  9/2/2004               10,012                       9,936
  9/3/2004               10,080                       9,873
  9/4/2004               10,080                       9,873
  9/5/2004               10,080                       9,873
  9/6/2004               10,080                       9,873
  9/7/2004                9,954                       9,992
  9/8/2004               10,044                       9,901
  9/9/2004                9,890                      10,051
 9/10/2004                9,826                      10,117
 9/11/2004                9,826                      10,117
 9/12/2004                9,826                      10,117
 9/13/2004                9,770                      10,175
 9/14/2004                9,806                      10,138
 9/15/2004                9,852                      10,095
 9/16/2004                9,748                      10,202
 9/17/2004                9,772                      10,178
 9/18/2004                9,772                      10,178
 9/19/2004                9,772                      10,178
 9/20/2004                9,808                      10,135
 9/21/2004                9,704                      10,245
 9/22/2004                9,888                      10,050
 9/23/2004                9,888                      10,049
 9/24/2004                9,886                      10,052
 9/25/2004                9,886                      10,052
 9/26/2004                9,886                      10,052
 9/27/2004               10,018                       9,916
 9/28/2004                9,884                      10,051
 9/29/2004                9,790                      10,148
 9/30/2004                9,760                      10,181
 10/1/2004                9,554                      10,396
 10/2/2004                9,554                      10,396
 10/3/2004                9,554                      10,396
 10/4/2004                9,486                      10,469
 10/5/2004                9,514                      10,438
 10/6/2004                9,424                      10,534
 10/7/2004                9,590                      10,356
 10/8/2004                9,706                      10,233
 10/9/2004                9,706                      10,233
10/10/2004                9,706                      10,233
10/11/2004                9,672                      10,266
10/12/2004                9,688                      10,252
10/13/2004                9,812                      10,123
10/14/2004                9,892                      10,042
10/15/2004                9,808                      10,123
10/16/2004                9,808                      10,123
10/17/2004                9,808                      10,123
10/18/2004                9,762                      10,169
10/19/2004                9,864                      10,074
10/20/2004                9,806                      10,136
10/21/2004                9,692                      10,252
10/22/2004                9,846                      10,094
10/23/2004                9,846                      10,094
10/24/2004                9,846                      10,094
10/25/2004                9,776                      10,163
10/26/2004                9,686                      10,269
10/27/2004                9,520                      10,441
10/28/2004                9,546                      10,414
10/29/2004                9,576                      10,381
10/30/2004                9,576                      10,381
10/31/2004                9,576                      10,381
 11/1/2004                9,524                      10,439
 11/2/2004                9,554                      10,411
 11/3/2004                9,390                      10,588
 11/4/2004                9,280                      10,710
 11/5/2004                9,242                      10,748
 11/6/2004                9,242                      10,748
 11/7/2004                9,242                      10,748
 11/8/2004                9,284                      10,710
 11/9/2004                9,212                      10,792
11/10/2004                9,164                      10,847
11/11/2004                9,064                      10,966
11/12/2004                8,984                      11,067
11/13/2004                8,984                      11,067
11/14/2004                8,984                      11,067
11/15/2004                8,958                      11,101
11/16/2004                9,038                      10,995
11/17/2004                8,964                      11,085
11/18/2004                8,980                      11,069
11/19/2004                9,102                      10,916
11/20/2004                9,102                      10,916
11/21/2004                9,102                      10,916
11/22/2004                8,980                      11,060
11/23/2004                8,942                      11,114
11/24/2004                8,862                      11,203
11/25/2004                8,862                      11,203
11/26/2004                8,846                      11,234
11/27/2004                8,846                      11,234
11/28/2004                8,846                      11,234
11/29/2004                8,802                      11,294
11/30/2004                8,810                      11,282
 12/1/2004                8,666                      11,459
 12/2/2004                8,690                      11,438
 12/3/2004                8,694                      11,433
 12/4/2004                8,694                      11,433
 12/5/2004                8,694                      11,433
 12/6/2004                8,738                      11,377
 12/7/2004                8,922                      11,136
 12/8/2004                8,838                      11,237
 12/9/2004                8,868                      11,203
12/10/2004                8,826                      11,257
12/11/2004                8,826                      11,257
12/12/2004                8,826                      11,257
12/13/2004                8,744                      11,362
12/14/2004                8,670                      11,461
12/15/2004                8,604                      11,552
12/16/2004                8,688                      11,439
12/17/2004                8,700                      11,437
12/18/2004                8,700                      11,437
12/19/2004                8,700                      11,437
12/20/2004                8,748                      11,365
12/21/2004                8,634                      11,512
12/22/2004                8,606                      11,553
12/23/2004                8,596                      11,569
12/24/2004                8,596                      11,569
12/25/2004                8,596                      11,569
12/26/2004                8,596                      11,569
12/27/2004                8,666                      11,480
12/28/2004                8,528                      11,662
12/29/2004                8,540                      11,646
12/30/2004                8,544                      11,642
12/31/2004                8,564                      11,616
  1/1/2005                8,564                      11,616
  1/2/2005                8,564                      11,616
  1/3/2005                8,708                      11,418
  1/4/2005                8,872                      11,206
  1/5/2005                9,030                      11,009
  1/6/2005                8,994                      11,051
  1/7/2005                9,092                      10,934
  1/8/2005                9,092                      10,934
  1/9/2005                9,092                      10,934
 1/10/2005                9,030                      11,014
 1/11/2005                9,120                      10,904
 1/12/2005                9,094                      10,935
 1/13/2005                9,140                      10,880
 1/14/2005                9,032                      11,011
 1/15/2005                9,032                      11,011
 1/16/2005                9,032                      11,011
 1/17/2005                9,032                      11,011
 1/18/2005                8,922                      11,143
 1/19/2005                9,026                      11,020
 1/20/2005                9,106                      10,921
 1/21/2005                9,126                      10,898
 1/22/2005                9,126                      10,898
 1/23/2005                9,126                      10,898
 1/24/2005                9,226                      10,781
 1/25/2005                9,196                      10,816
 1/26/2005                9,044                      10,996
 1/27/2005                9,036                      11,004
 1/28/2005                9,094                      10,935
 1/29/2005                9,094                      10,935
 1/30/2005                9,094                      10,935
 1/31/2005                8,936                      11,131
  2/1/2005                8,878                      11,205
  2/2/2005                8,824                      11,274
  2/3/2005                8,854                      11,227
  2/4/2005                8,744                      11,373
  2/5/2005                8,744                      11,373
  2/6/2005                8,744                      11,373
  2/7/2005                8,754                      11,358
  2/8/2005                8,728                      11,396
  2/9/2005                8,906                      11,165
 2/10/2005                8,890                      11,185
 2/11/2005                8,778                      11,328
 2/12/2005                8,778                      11,328
 2/13/2005                8,778                      11,328
 2/14/2005                8,774                      11,332
 2/15/2005                8,778                      11,331
 2/16/2005                8,726                      11,402
 2/17/2005                8,832                      11,265
 2/18/2005                8,850                      11,247
 2/19/2005                8,850                      11,247
 2/20/2005                8,850                      11,247
 2/21/2005                8,850                      11,247
 2/22/2005                9,020                      11,029
 2/23/2005                8,984                      11,076
 2/24/2005                8,882                      11,202
 2/25/2005                8,742                      11,382
 2/26/2005                8,742                      11,382
 2/27/2005                8,742                      11,382
 2/28/2005                8,794                      11,320
  3/1/2005                8,730                      11,399
  3/2/2005                8,746                      11,379
  3/3/2005                8,734                      11,396
  3/4/2005                8,642                      11,515
  3/5/2005                8,642                      11,515
  3/6/2005                8,642                      11,515
  3/7/2005                8,654                      11,496
  3/8/2005                8,740                      11,391
  3/9/2005                8,830                      11,269
 3/10/2005                8,886                      11,195
 3/11/2005                8,890                      11,196
 3/12/2005                8,890                      11,196
 3/13/2005                8,890                      11,196
 3/14/2005                8,842                      11,258
 3/15/2005                8,892                      11,196
 3/16/2005                8,944                      11,127
 3/17/2005                8,916                      11,173
 3/18/2005                8,966                      11,121
 3/19/2005                8,966                      11,121
 3/20/2005                8,966                      11,121
 3/21/2005                8,970                      11,104
 3/22/2005                9,020                      11,051
 3/23/2005                9,104                      10,935
 3/24/2005                9,064                      10,992
 3/25/2005                9,064                      10,992
 3/26/2005                9,064                      10,992
 3/27/2005                9,064                      10,992
 3/28/2005                9,064                      10,990
 3/29/2005                9,214                      10,808
 3/30/2005                9,064                      10,992
 3/31/2005                9,066                      10,996
  4/1/2005                9,110                      10,933
  4/2/2005                9,110                      10,933
  4/3/2005                9,110                      10,933
  4/4/2005                9,076                      10,973
  4/5/2005                9,062                      10,986
  4/6/2005                9,038                      11,018
  4/7/2005                8,990                      11,082
  4/8/2005                9,124                      10,921
  4/9/2005                9,124                      10,921
 4/10/2005                9,124                      10,921
 4/11/2005                9,178                      10,857
 4/12/2005                9,090                      10,962
 4/13/2005                9,244                      10,776
 4/14/2005                9,404                      10,587
 4/15/2005                9,586                      10,387
 4/16/2005                9,586                      10,387
 4/17/2005                9,586                      10,387
 4/18/2005                9,514                      10,469
 4/19/2005                9,358                      10,641
 4/20/2005                9,508                      10,463
 4/21/2005                9,284                      10,714
 4/22/2005                9,428                      10,545
 4/23/2005                9,428                      10,545
 4/24/2005                9,428                      10,545
 4/25/2005                9,320                      10,668
 4/26/2005                9,460                      10,512
 4/27/2005                9,468                      10,504
 4/28/2005                9,662                      10,288
 4/29/2005                9,596                      10,366
 4/30/2005                9,596                      10,366
  5/1/2005                9,596                      10,366
  5/2/2005                9,486                      10,482
  5/3/2005                9,506                      10,458
  5/4/2005                9,334                      10,650
  5/5/2005                9,326                      10,658
  5/6/2005                9,316                      10,675
  5/7/2005                9,316                      10,675
  5/8/2005                9,316                      10,675
  5/9/2005                9,216                      10,790
 5/10/2005                9,338                      10,649
 5/11/2005                9,328                      10,660
 5/12/2005                9,466                      10,506
 5/13/2005                9,544                      10,419
 5/14/2005                9,544                      10,419
 5/15/2005                9,544                      10,419
 5/16/2005                9,388                      10,593
 5/17/2005                9,328                      10,657
 5/18/2005                9,138                      10,883
 5/19/2005                9,096                      10,929
 5/20/2005                9,116                      10,911
 5/21/2005                9,116                      10,911
 5/22/2005                9,116                      10,911
 5/23/2005                9,062                      10,973
 5/24/2005                9,062                      10,975
 5/25/2005                9,156                      10,858
 5/26/2005                9,030                      11,007
 5/27/2005                8,996                      11,048
 5/28/2005                8,996                      11,048
 5/29/2005                8,996                      11,048
 5/30/2005                8,996                      11,048
 5/31/2005                9,008                      11,044
  6/1/2005                8,910                      11,171
  6/2/2005                8,888                      11,198
  6/3/2005                8,964                      11,110
  6/4/2005                8,964                      11,110
  6/5/2005                8,964                      11,110
  6/6/2005                8,922                      11,157
  6/7/2005                8,912                      11,172
  6/8/2005                8,964                      11,114
  6/9/2005                8,874                      11,218
 6/10/2005                8,874                      11,220
 6/11/2005                8,874                      11,220
 6/12/2005                8,874                      11,220
 6/13/2005                8,838                      11,270
 6/14/2005                8,760                      11,367
 6/15/2005                8,726                      11,418
 6/16/2005                8,636                      11,541
 6/17/2005                8,630                      11,544
 6/18/2005                8,630                      11,544
 6/19/2005                8,630                      11,544
 6/20/2005                8,664                      11,502
 6/21/2005                8,670                      11,488
 6/22/2005                8,636                      11,532
 6/23/2005                8,764                      11,365
 6/24/2005                8,836                      11,298
 6/25/2005                8,836                      11,298
 6/26/2005                8,836                      11,298
 6/27/2005                8,852                      11,261
 6/28/2005                8,662                      11,502
 6/29/2005                8,650                      11,526
 6/30/2005                8,694                      11,471
  7/1/2005                8,648                      11,531
  7/2/2005                8,648                      11,531
  7/3/2005                8,648                      11,531
  7/4/2005                8,648                      11,531
  7/5/2005                8,508                      11,714
  7/6/2005                8,572                      11,627
  7/7/2005                8,562                      11,646
  7/8/2005                8,392                      11,877
  7/9/2005                8,392                      11,877
 7/10/2005                8,392                      11,877
 7/11/2005                8,270                      12,049
 7/12/2005                8,284                      12,032
 7/13/2005                8,324                      11,976
 7/14/2005                8,382                      11,893
 7/15/2005                8,374                      11,906
 7/16/2005                8,374                      11,906
 7/17/2005                8,374                      11,906
 7/18/2005                8,442                      11,814
 7/19/2005                8,312                      11,999
 7/20/2005                8,204                      12,155
 7/21/2005                8,336                      11,968
 7/22/2005                8,196                      12,159
 7/23/2005                8,196                      12,159
 7/24/2005                8,196                      12,159
 7/25/2005                8,280                      12,037
 7/26/2005                8,238                      12,102
 7/27/2005                8,232                      12,109
 7/28/2005                8,130                      12,256
 7/29/2005                8,174                      12,197
 7/30/2005                8,174                      12,197
 7/31/2005                8,174                      12,197
  8/1/2005                8,140                      12,252
  8/2/2005                8,072                      12,355
  8/3/2005                8,132                      12,263
  8/4/2005                8,268                      12,057
  8/5/2005                8,382                      11,895
  8/6/2005                8,382                      11,895
  8/7/2005                8,382                      11,895
  8/8/2005                8,422                      11,839
  8/9/2005                8,410                      11,855
 8/10/2005                8,420                      11,850
 8/11/2005                8,340                      11,963
 8/12/2005                8,422                      11,849
 8/13/2005                8,422                      11,849
 8/14/2005                8,422                      11,849
 8/15/2005                8,352                      11,951
 8/16/2005                8,492                      11,753
 8/17/2005                8,492                      11,757
 8/18/2005                8,532                      11,692
 8/19/2005                8,518                      11,716
 8/20/2005                8,518                      11,716
 8/21/2005                8,518                      11,716
 8/22/2005                8,458                      11,805
 8/23/2005                8,484                      11,770
 8/24/2005                8,490                      11,762
 8/25/2005                8,454                      11,810
 8/26/2005                8,576                      11,648
 8/27/2005                8,576                      11,648
 8/28/2005                8,576                      11,648
 8/29/2005                8,490                      11,768
 8/30/2005                8,506                      11,742
 8/31/2005                8,344                      11,971
  9/1/2005                8,322                      12,006
  9/2/2005                8,390                      11,915
  9/3/2005                8,390                      11,915
  9/4/2005                8,390                      11,915
  9/5/2005                8,390                      11,915
  9/6/2005                8,248                      12,115
  9/7/2005                8,216                      12,167
  9/8/2005                8,266                      12,098
  9/9/2005                8,212                      12,181
 9/10/2005                8,212                      12,181
 9/11/2005                8,212                      12,181
 9/12/2005                8,178                      12,231
 9/13/2005                8,270                      12,095
 9/14/2005                8,354                      11,974
 9/15/2005                8,368                      11,957
 9/16/2005                8,290                      12,076
 9/17/2005                8,290                      12,076
 9/18/2005                8,290                      12,076
 9/19/2005                8,350                      11,987
 9/20/2005                8,430                      11,873
 9/21/2005                8,568                      11,681
 9/22/2005                8,554                      11,703
 9/23/2005                8,498                      11,780
 9/24/2005                8,498                      11,780
 9/25/2005                8,498                      11,780
 9/26/2005                8,442                      11,865
 9/27/2005                8,456                      11,847
 9/28/2005                8,492                      11,796
 9/29/2005                8,372                      11,959
 9/30/2005                8,344                      12,009
 10/1/2005                8,344                      12,009
 10/2/2005                8,344                      12,009
 10/3/2005                8,304                      12,058
 10/4/2005                8,390                      11,938
 10/5/2005                8,628                      11,600
 10/6/2005                8,702                      11,501
 10/7/2005                8,640                      11,589
 10/8/2005                8,640                      11,589
 10/9/2005                8,640                      11,589
10/10/2005                8,724                      11,475
10/11/2005                8,832                      11,333
10/12/2005                8,956                      11,181
10/13/2005                8,936                      11,212
10/14/2005                8,796                      11,389
10/15/2005                8,796                      11,389
10/16/2005                8,796                      11,389
10/17/2005                8,794                      11,394
10/18/2005                8,906                      11,250
10/19/2005                8,726                      11,482
10/20/2005                8,872                      11,289
10/21/2005                8,802                      11,383
10/22/2005                8,802                      11,383
10/23/2005                8,802                      11,383
10/24/2005                8,610                      11,632
10/25/2005                8,658                      11,563
10/26/2005                8,722                      11,486
10/27/2005                8,918                      11,229
10/28/2005                8,762                      11,433
10/29/2005                8,762                      11,433
10/30/2005                8,762                      11,433
10/31/2005                8,610                      11,636
 11/1/2005                8,652                      11,571
 11/2/2005                8,464                      11,824
 11/3/2005                8,440                      11,856
 11/4/2005                8,454                      11,846
 11/5/2005                8,454                      11,846
 11/6/2005                8,454                      11,846
 11/7/2005                8,416                      11,902
 11/8/2005                8,480                      11,813
 11/9/2005                8,436                      11,877
11/10/2005                8,372                      11,971
11/11/2005                8,352                      12,002
11/12/2005                8,352                      12,002
11/13/2005                8,352                      12,002
11/14/2005                8,384                      11,953
11/15/2005                8,486                      11,815
11/16/2005                8,508                      11,787
11/17/2005                8,346                      12,013
11/18/2005                8,286                      12,104
11/19/2005                8,286                      12,104
11/20/2005                8,286                      12,104
11/21/2005                8,202                      12,226
11/22/2005                8,160                      12,292
11/23/2005                8,156                      12,303
11/24/2005                8,156                      12,303
11/25/2005                8,154                      12,311
11/26/2005                8,154                      12,311
11/27/2005                8,154                      12,311
11/28/2005                8,300                      12,094
11/29/2005                8,274                      12,135
11/30/2005                8,234                      12,201
 12/1/2005                8,074                      12,434
 12/2/2005                8,070                      12,440
 12/3/2005                8,070                      12,440
 12/4/2005                8,070                      12,440
 12/5/2005                8,116                      12,369
 12/6/2005                8,108                      12,387
 12/7/2005                8,158                      12,306
 12/8/2005                8,134                      12,346
 12/9/2005                8,096                      12,410
12/10/2005                8,096                      12,410
12/11/2005                8,096                      12,410
12/12/2005                8,088                      12,424
12/13/2005                8,094                      12,418
12/14/2005                8,076                      12,445
12/15/2005                8,146                      12,342
12/16/2005                8,170                      12,312
12/17/2005                8,170                      12,312
12/18/2005                8,170                      12,312
12/19/2005                8,302                      12,117
12/20/2005                8,296                      12,128
12/21/2005                8,210                      12,254
12/22/2005                8,157                      12,332
12/23/2005                8,135                      12,375
12/24/2005                8,135                      12,375
12/25/2005                8,135                      12,375
12/26/2005                8,135                      12,375
12/27/2005                8,254                      12,197
12/28/2005                8,209                      12,268
12/29/2005                8,235                      12,230
12/30/2005                8,303                      12,145
12/31/2005                8,303                      12,145
  1/1/2006                8,303                      12,145
  1/2/2006                8,303                      12,145
  1/3/2006                8,168                      12,340
  1/4/2006                8,106                      12,435
  1/5/2006                8,078                      12,481
  1/6/2006                7,992                      12,619
  1/7/2006                7,992                      12,619
  1/8/2006                7,992                      12,619
  1/9/2006                7,916                      12,743
 1/10/2006                7,865                      12,828
 1/11/2006                7,863                      12,833
 1/12/2006                7,912                      12,754
 1/13/2006                7,900                      12,783
 1/14/2006                7,900                      12,783
 1/15/2006                7,900                      12,783
 1/16/2006                7,900                      12,783
 1/17/2006                7,955                      12,697
 1/18/2006                7,955                      12,700
 1/19/2006                7,830                      12,902
 1/20/2006                7,947                      12,715
 1/21/2006                7,947                      12,715
 1/22/2006                7,947                      12,715
 1/23/2006                7,916                      12,773
 1/24/2006                7,802                      12,957
 1/25/2006                7,818                      12,929
 1/26/2006                7,685                      13,147
 1/27/2006                7,652                      13,216
 1/28/2006                7,652                      13,216
 1/29/2006                7,652                      13,216
 1/30/2006                7,667                      13,192
 1/31/2006                7,644                      13,234
  2/1/2006                7,620                      13,275
  2/2/2006                7,716                      13,110
  2/3/2006                7,742                      13,074
  2/4/2006                7,742                      13,074
  2/5/2006                7,742                      13,074
  2/6/2006                7,703                      13,140
  2/7/2006                7,818                      12,947
  2/8/2006                7,777                      13,020
  2/9/2006                7,810                      12,966
 2/10/2006                7,824                      12,948
 2/11/2006                7,824                      12,948
 2/12/2006                7,824                      12,948
 2/13/2006                7,894                      12,830
 2/14/2006                7,795                      12,996
 2/15/2006                7,736                      13,094
 2/16/2006                7,667                      13,217
 2/17/2006                7,683                      13,200
 2/18/2006                7,683                      13,200
 2/19/2006                7,683                      13,200
 2/20/2006                7,683                      13,200
 2/21/2006                7,726                      13,125
 2/22/2006                7,656                      13,247
 2/23/2006                7,671                      13,228
 2/24/2006                7,630                      13,303
 2/25/2006                7,630                      13,303
 2/26/2006                7,630                      13,303
 2/27/2006                7,587                      13,378
 2/28/2006                7,693                      13,197
  3/1/2006                7,568                      13,410
  3/2/2006                7,589                      13,370
  3/3/2006                7,613                      13,340
  3/4/2006                7,613                      13,340
  3/5/2006                7,613                      13,340
  3/6/2006                7,689                      13,208
  3/7/2006                7,798                      13,026
  3/8/2006                7,789                      13,041
  3/9/2006                7,828                      12,977
 3/10/2006                7,742                      13,123
 3/11/2006                7,742                      13,123
 3/12/2006                7,742                      13,123
 3/13/2006                7,724                      13,156
 3/14/2006                7,638                      13,302
 3/15/2006                7,568                      13,427
 3/16/2006                7,560                      13,443
 3/17/2006                7,544                      13,484
 3/18/2006                7,544                      13,484
 3/19/2006                7,544                      13,484
 3/20/2006                7,552                      13,476
 3/21/2006                7,650                      13,304
 3/22/2006                7,558                      13,463
 3/23/2006                7,532                      13,513
 3/24/2006                7,474                      13,626
 3/25/2006                7,474                      13,626
 3/26/2006                7,474                      13,626
 3/27/2006                7,468                      13,629
 3/28/2006                7,499                      13,580
 3/29/2006                7,364                      13,819
 3/30/2006                7,382                      13,792
 3/31/2006                7,362                      13,838
  4/1/2006                7,362                      13,838
  4/2/2006                7,362                      13,838
  4/3/2006                7,421                      13,731
  4/4/2006                7,393                      13,788
  4/5/2006                7,356                      13,860
  4/6/2006                7,356                      13,860
  4/7/2006                7,460                      13,678
  4/8/2006                7,460                      13,678
  4/9/2006                7,460                      13,678
 4/10/2006                7,493                      13,620
 4/11/2006                7,601                      13,425
 4/12/2006                7,544                      13,528
 4/13/2006                7,517                      13,588
 4/14/2006                7,517                      13,588
 4/15/2006                7,517                      13,588
 4/16/2006                7,517                      13,588
 4/17/2006                7,536                      13,559
 4/18/2006                7,331                      13,927
 4/19/2006                7,251                      14,083
 4/20/2006                7,288                      14,015
 4/21/2006                7,317                      13,970
 4/22/2006                7,317                      13,970
 4/23/2006                7,317                      13,970
 4/24/2006                7,374                      13,861
 4/25/2006                7,389                      13,838
 4/26/2006                7,384                      13,846
 4/27/2006                7,425                      13,778
 4/28/2006                7,397                      13,836
 4/29/2006                7,397                      13,836
 4/30/2006                7,397                      13,836
  5/1/2006                7,431                      13,774
  5/2/2006                7,368                      13,891
  5/3/2006                7,368                      13,894
  5/4/2006                7,305                      14,021
  5/5/2006                7,239                      14,150
  5/6/2006                7,239                      14,150
  5/7/2006                7,239                      14,150
  5/8/2006                7,245                      14,147
  5/9/2006                7,254                      14,131
 5/10/2006                7,301                      14,045
 5/11/2006                7,476                      13,713
 5/12/2006                7,628                      13,440
 5/13/2006                7,628                      13,440
 5/14/2006                7,628                      13,440
 5/15/2006                7,679                      13,354
 5/16/2006                7,683                      13,352
 5/17/2006                7,804                      13,142
 5/18/2006                7,887                      13,008
 5/19/2006                7,845                      13,082
 5/20/2006                7,845                      13,082
 5/21/2006                7,845                      13,082
 5/22/2006                7,926                      12,950
 5/23/2006                7,973                      12,879
 5/24/2006                7,973                      12,879
 5/25/2006                7,812                      13,139
 5/26/2006                7,777                      13,211
 5/27/2006                7,777                      13,211
 5/28/2006                7,777                      13,211
 5/29/2006                7,777                      13,211
 5/30/2006                7,975                      12,877
 5/31/2006                7,865                      13,059
  6/1/2006                7,693                      13,339
  6/2/2006                7,689                      13,357
  6/3/2006                7,689                      13,357
  6/4/2006                7,689                      13,357
  6/5/2006                7,937                      12,931
  6/6/2006                7,967                      12,877
  6/7/2006                8,018                      12,802
  6/8/2006                8,022                      12,798
  6/9/2006                8,086                      12,705
 6/10/2006                8,086                      12,705
 6/11/2006                8,086                      12,705
 6/12/2006                8,296                      12,376
 6/13/2006                8,425                      12,189
 6/14/2006                8,370                      12,270
 6/15/2006                8,065                      12,705
 6/16/2006                8,168                      12,560
 6/17/2006                8,168                      12,560
 6/18/2006                8,168                      12,560
 6/19/2006                8,313                      12,337
 6/20/2006                8,352                      12,279
 6/21/2006                8,192                      12,518
 6/22/2006                8,225                      12,470
 6/23/2006                8,202                      12,508
 6/24/2006                8,202                      12,508
 6/25/2006                8,202                      12,508
 6/26/2006                8,102                      12,663
 6/27/2006                8,245                      12,451
 6/28/2006                8,227                      12,477
 6/29/2006                7,912                      12,955
 6/30/2006                7,818                      13,143
  7/1/2006                7,818                      13,143
  7/2/2006                7,818                      13,143
  7/3/2006                7,740                      13,254
  7/4/2006                7,740                      13,254
  7/5/2006                7,836                      13,057
  7/6/2006                7,826                      13,072
  7/7/2006                7,957                      12,866
  7/8/2006                7,957                      12,866
  7/9/2006                7,957                      12,866
 7/10/2006                7,961                      12,862
 7/11/2006                7,902                      12,959
 7/12/2006                8,053                      12,720
 7/13/2006                8,213                      12,469
 7/14/2006                8,294                      12,359
 7/15/2006                8,294                      12,359
 7/16/2006                8,294                      12,359
 7/17/2006                8,339                      12,295
 7/18/2006                8,288                      12,367
 7/19/2006                8,033                      12,742
 7/20/2006                8,251                      12,403
 7/21/2006                8,397                      12,191
 7/22/2006                8,397                      12,191
 7/23/2006                8,397                      12,191
 7/24/2006                8,164                      12,533
 7/25/2006                8,088                      12,654
 7/26/2006                8,125                      12,600
 7/27/2006                8,229                      12,444
 7/28/2006                8,057                      12,705
 7/29/2006                8,057                      12,705
 7/30/2006                8,057                      12,705
 7/31/2006                8,055                      12,715
  8/1/2006                8,178                      12,521
  8/2/2006                8,098                      12,648
  8/3/2006                8,008                      12,786
  8/4/2006                8,051                      12,729
  8/5/2006                8,051                      12,729
  8/6/2006                8,051                      12,729
  8/7/2006                8,112                      12,635
  8/8/2006                8,215                      12,480
  8/9/2006                8,290                      12,364
 8/10/2006                8,229                      12,460
 8/11/2006                8,319                      12,330
 8/12/2006                8,319                      12,330
 8/13/2006                8,319                      12,330
 8/14/2006                8,288                      12,379
 8/15/2006                8,096                      12,672
 8/16/2006                7,990                      12,846
 8/17/2006                7,957                      12,908
 8/18/2006                7,949                      12,925
 8/19/2006                7,949                      12,925
 8/20/2006                7,949                      12,925
 8/21/2006                8,022                      12,810
 8/22/2006                7,994                      12,854
 8/23/2006                8,104                      12,685
 8/24/2006                8,102                      12,691
 8/25/2006                8,102                      12,701
 8/26/2006                8,102                      12,701
 8/27/2006                8,102                      12,701
 8/28/2006                8,016                      12,835
 8/29/2006                7,922                      12,985
 8/30/2006                7,861                      13,092
 8/31/2006                7,863                      13,091
  9/1/2006                7,859                      13,110
  9/2/2006                7,859                      13,110
  9/3/2006                7,859                      13,110
  9/4/2006                7,859                      13,110
  9/5/2006                7,795                      13,218
  9/6/2006                7,963                      12,939
  9/7/2006                8,027                      12,838
  9/8/2006                8,008                      12,876
  9/9/2006                8,008                      12,876
 9/10/2006                8,008                      12,876
 9/11/2006                8,020                      12,859
 9/12/2006                7,828                      13,166
 9/13/2006                7,761                      13,283
 9/14/2006                7,795                      13,226
 9/15/2006                7,783                      13,258
 9/16/2006                7,783                      13,258
 9/17/2006                7,783                      13,258
 9/18/2006                7,789                      13,249
 9/19/2006                7,828                      13,188
 9/20/2006                7,732                      13,353
 9/21/2006                7,810                      13,220
 9/22/2006                7,908                      13,065
 9/23/2006                7,908                      13,065
 9/24/2006                7,908                      13,065
 9/25/2006                7,816                      13,219
 9/26/2006                7,789                      13,266
 9/27/2006                7,757                      13,325
 9/28/2006                7,759                      13,327
 9/29/2006                7,838                      13,200
 9/30/2006                7,838                      13,200
 10/1/2006                7,838                      13,200
 10/2/2006                7,912                      13,077
 10/3/2006                7,920                      13,069
 10/4/2006                7,750                      13,345
 10/5/2006                7,652                      13,521
 10/6/2006                7,689                      13,462
 10/7/2006                7,689                      13,462
 10/8/2006                7,689                      13,462
 10/9/2006                7,642                      13,548
10/10/2006                7,628                      13,572
10/11/2006                7,675                      13,497
10/12/2006                7,515                      13,778
10/13/2006                7,462                      13,879
10/14/2006                7,462                      13,879
10/15/2006                7,462                      13,879
10/16/2006                7,397                      14,004
10/17/2006                7,442                      13,920
10/18/2006                7,458                      13,894
10/19/2006                7,421                      13,966
10/20/2006                7,481                      13,871
10/21/2006                7,481                      13,871
10/22/2006                7,481                      13,871
10/23/2006                7,466                      13,895
10/24/2006                7,478                      13,876
10/25/2006                7,434                      13,962
10/26/2006                7,350                      14,124
10/27/2006                7,448                      13,941
10/28/2006                7,448                      13,941
10/29/2006                7,448                      13,941
10/30/2006                7,405                      14,024
10/31/2006                7,446                      13,960
 11/1/2006                7,587                      13,693
 11/2/2006                7,609                      13,657
 11/3/2006                7,585                      13,705
 11/4/2006                7,585                      13,705
 11/5/2006                7,585                      13,705
 11/6/2006                7,481                      13,894
 11/7/2006                7,472                      13,918
 11/8/2006                7,419                      14,019
 11/9/2006                7,497                      13,877
11/10/2006                7,429                      14,007
11/11/2006                7,429                      14,007
11/12/2006                7,429                      14,007
11/13/2006                7,399                      14,067
11/14/2006                7,278                      14,299
11/15/2006                7,215                      14,425
11/16/2006                7,231                      14,404
11/17/2006                7,256                      14,363
11/18/2006                7,256                      14,363
11/19/2006                7,256                      14,363
11/20/2006                7,235                      14,402
11/21/2006                7,223                      14,432
11/22/2006                7,217                      14,447
11/23/2006                7,217                      14,447
11/24/2006                7,227                      14,436
11/25/2006                7,227                      14,436
11/26/2006                7,227                      14,436
11/27/2006                7,415                      14,068
11/28/2006                7,386                      14,119
11/29/2006                7,301                      14,292
11/30/2006                7,290                      14,328
 12/1/2006                7,337                      14,238
 12/2/2006                7,337                      14,238
 12/3/2006                7,337                      14,238
 12/4/2006                7,196                      14,506
 12/5/2006                7,186                      14,535
 12/6/2006                7,202                      14,509
 12/7/2006                7,235                      14,443
 12/8/2006                7,238                      14,448
 12/9/2006                7,238                      14,448
12/10/2006                7,238                      14,448
12/11/2006                7,234                      14,457
12/12/2006                7,276                      14,373
12/13/2006                7,274                      14,382
12/14/2006                7,226                      14,482
12/15/2006                7,247                      14,456
12/16/2006                7,247                      14,456
12/17/2006                7,247                      14,456
12/18/2006                7,346                      14,261
12/19/2006                7,342                      14,263
12/20/2006                7,312                      14,328
12/21/2006                7,342                      14,280
12/22/2006                7,367                      14,242
12/23/2006                7,367                      14,242
12/24/2006                7,367                      14,242
12/25/2006                7,367                      14,242
12/26/2006                7,295                      14,377
12/27/2006                7,204                      14,558
12/28/2006                7,236                      14,500
12/29/2006                7,310                      14,376
12/30/2006                7,310                      14,376
12/31/2006                7,310                      14,376


AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/06
--------------------------------------------------------------------------------
                                                                         SINCE
                                                              ONE     INCEPTION
                                                              YEAR    (05/03/04)
--------------------------------------------------------------------------------
INVERSE RUSSELL 2000(R) FUND                                -11.95%     -11.10%
RUSSELL 2000(R) INDEX                                        18.37%      14.60%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE RUSSELL 2000(R) INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                          INVERSE RUSSELL
                                           2000(R) FUND    RUSSELL 2000(R) INDEX
OTHER                                                             15.1%
INFORMATION TECHNOLOGY                                            20.1%
FINANCIALS                                                        20.1%
CONSUMER DISCRETIONARY                                            15.2%
HEALTH CARE                                                       12.0%
INDUSTRIALS                                                       11.7%
MATERIALS                                                          5.8%
FUTURES CONTRACTS SHORT SALES                 -31.1%
EQUITY INDEX SWAP AGREEMENTS SHORT SALES      -68.4%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

The Fund invests principally in derivative instruments such as equity index swap agreements, futures contracts, and options on index futures.


18 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

GOVERNMENT LONG BOND ADVANTAGE FUND

OBJECTIVE: To provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years.

INCEPTION: August 18, 1997

At the start of 2006, the benchmark Long Bond posted a yield of 4.54%. In February, the market responded favorably when the U. S. Treasury reissued the 30-year bond and long rates remained stable.

During the second quarter, the market turned as mixed economic data, soaring energy and commodity prices and the Federal Reserve's continued concern over the risk of inflation pushed long rates higher. The 30-year bond yield peaked in mid-May at 5.32% and remained above 5.00% until August.

As the Fed opted to keep short-term rates unchanged and data indicated decreasing economic growth and a slowdown in the manufacturing and housing sectors, yields on the long end of the curve again changed direction. Stable short rates and falling long rates produced an inverted yield curve, which has often, but not always, preceded a recession.

The market's anticipation of an economic recession--or at least continued slower growth--forced the 30-year yield to decline further to 4.55% by the end of November.

In December, yields fluctuated within a narrow trading range, as conflicting messages of either a slowing economy or inflation risks confused investors. As a result of this uncertainty, the Long Bond yield ended slightly higher at 4.81%.

Rydex Government Long Bond Advantage Fund benefits from a falling interest rate environment. Since year-to-date, rates were on average higher, the Fund adhered to its objective and closed down -3.14%.

The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

                          CUMULATIVE FUND PERFORMANCE:
                       AUGUST 18, 1997- DECEMBER 31, 2006

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

               GOVERNMENT LONG BOND    PRICE MOVEMENT OF   LEHMAN LONG TREASURY
   DATE           ADVANTAGE FUND      LONG TREASURY BOND        BOND INDEX
 8/18/1997            10,000                10,000                10,000
 9/30/1997            10,177                10,147                10,202
12/31/1997            10,985                10,749                10,865
 3/31/1998            11,022                10,733                11,029
 6/30/1998            11,626                11,211                11,544
 9/30/1998            12,797                12,238                12,454
12/31/1998            12,397                11,946                12,334
 3/31/1999            11,211                10,886                11,806
 6/30/1999            10,632                10,335                11,513
 9/30/1999            10,407                10,100                11,498
12/31/1999             9,859                 9,539                11,256
 3/31/2000            10,833                10,228                12,163
 6/30/2000            10,812                10,139                12,282
 9/30/2000            10,955                10,165                12,624
12/31/2000            11,850                10,788                13,537
 3/31/2001            11,803                10,652                13,723
 6/30/2001            11,370                10,189                13,481
 9/30/2001            12,093                10,705                14,389
12/31/2001            11,860                10,613                14,107
 3/31/2002            11,307                10,112                13,872
 6/30/2002            12,131                10,559                14,703
 9/30/2002            14,257                11,959                16,477
12/31/2002            14,068                11,741                16,475
 3/31/2003            14,144                11,678                16,704
 6/30/2003            15,066                12,152                17,551
 9/30/2003            14,359                11,586                17,081
12/31/2003            13,978                11,232                16,885
 3/31/2004            14,900                11,735                17,782
 6/30/2004            13,671                10,889                16,855
 9/30/2004            14,836                11,535                17,926
12/31/2004            15,155                11,652                18,185
 3/31/2005            15,399                11,758                18,281
 6/30/2005            17,199                12,768                19,687
 9/30/2005            16,175                12,073                19,163
12/31/2005            16,324                12,113                19,368
 3/31/2006            15,132                10,108                18,667
 6/30/2006            14,486                 9,655                18,445
 9/30/2006            15,873                10,319                19,631
12/31/2006            15,811                10,254                19,726


AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/06
--------------------------------------------------------------------------------
                                                                        SINCE
                                                      ONE     FIVE    INCEPTION
                                                     YEAR     YEAR   (08/18/97)
--------------------------------------------------------------------------------
GOVERNMENT LONG BOND ADVANTAGE FUND                  -3.14%   5.92%     5.01%
PRICE MOVEMENT OF LONG TREASURY BOND                -15.35%  -0.69%     0.27%
LEHMAN LONG TREASURY BOND INDEX                       1.85%   6.94%     7.52%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE LEHMAN LONG TREASURY INDEX IS AN UNMANAGED BOND INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURN. THE PRICE MOVEMENT OF THE LONG TREASURY BOND REPRESENTS A CUMULATIVE PERCENTAGE CHANGE IN ITS CLOSING PRICE. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                            GOVERNMENT LONG BOND ADVANTAGE FUND
U.S. TREASURY OBLIGATIONS                                  34.4%
FUTURES CONTRACTS                                          85.7%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

The Fund invests principally in U.S. Government securities and in derivative instruments such as futures and options contracts.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 19

--------------------------------------------------------------------------------

INVERSE GOVERNMENT LONG BOND FUND

OBJECTIVE: To provide total returns that will correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years.

INCEPTION: May 1, 2003

The benchmark Long Bond recorded a yield of 4.54% to begin 2006. In January, yields rose slightly, ahead of the changing of the guard at the Federal Reserve. On January 31, Alan Greenspan chaired his final Federal Open Market Committee meeting, passing the reins to new Fed chairman Ben Bernanke. Yields fell when the market decided that Bernanke's policies were in line with those of Greenspan.

February 11, 2006 marked the return of the 30-year bond, which was last issued on October 31, 2001. The reinstatement of a true 30-year security reflected the prospect of continued large budget deficits and rising pension demand for longer duration assets. Pension fund legislation, requiring matched liabilities, was good news for the long end of the curve and Treasuries therefore stabilized.

During the second quarter, however, inconsistent economic data and the Fed's statement about continuing inflation accounted for an increase in long rates. The 30-year bond yield stayed above 5.00% until early August.

In August, when economic data signaled a slowdown in manufacturing and housing, yields declined. As government bond investors believed in the possibility of an economic recession, yields continued to fall and the yield curve inverted. Yields moved to 4.55% by the end of November.

In December, Treasury bond yields reacted to investor indecision regarding the direction of the economy. As a result of this uncertainty, the Long Bond weakened and closed the year higher at 4.81%.

An investor benefits from Rydex Inverse Government Bond Fund in a rising interest-rate environment. Since year-to-date, yields were on average higher, the Fund adhered to its objective and closed up 8.11%.

The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

                          CUMULATIVE FUND PERFORMANCE:
                         MAY 1, 2003 - DECEMBER 31, 2006

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                INVERSE GOVERNMENT     PRICE MOVEMENT OF   LEHMAN LONG TREASURY
   DATE           LONG BOND FUND      LONG TREASURY BOND         BOND INDEX
  5/1/2003            10,000                10,000                10,000
 5/31/2003             9,296                10,635                10,562
 6/30/2003             9,448                10,337                10,401
 7/31/2003            10,728                 9,145                 9,471
 8/31/2003            10,540                 9,372                 9,622
 9/30/2003             9,816                 9,856                10,123
10/31/2003            10,184                 9,492                 9,841
11/30/2003            10,100                 9,489                 9,889
12/31/2003             9,928                 9,555                10,006
 1/31/2004             9,676                 9,721                10,178
 2/29/2004             9,384                 9,894                10,381
 3/31/2004             9,184                 9,983                10,538
 4/30/2004             9,828                 9,276                 9,947
 5/31/2004             9,864                 9,201                 9,898
 6/30/2004             9,732                 9,263                 9,989
 7/31/2004             9,540                 9,397                10,158
 8/31/2004             9,120                 9,765                10,535
 9/30/2004             9,043                 9,813                10,624
10/31/2004             8,877                 9,957                10,780
11/30/2004             9,144                 9,647                10,540
12/31/2004             8,869                 9,912                10,777
 1/31/2005             8,562                10,255                11,049
 2/28/2005             8,720                10,059                10,906
 3/31/2005             8,756                10,003                10,834
 4/30/2005             8,429                10,355                11,204
 5/31/2005             8,178                10,638                11,495
 6/30/2005             8,004                10,861                11,667
 7/31/2005             8,356                10,408                11,361
 8/31/2005             8,065                10,751                11,692
 9/30/2005             8,441                10,270                11,356
10/31/2005             8,679                 9,996                11,147
11/30/2005             8,615                10,069                11,217
12/31/2005             8,404                10,304                11,478
 1/31/2006             8,574                10,097                11,373
 2/28/2006             8,526                 9,151                11,454
 3/31/2006             9,071                 8,599                11,063
 4/30/2006             9,459                 8,239                10,847
 5/31/2006             9,564                 8,160                10,848
 6/30/2006             9,516                 8,213                10,931
 7/31/2006             9,346                 8,374                11,141
 8/31/2006             9,099                 8,615                11,447
 9/30/2006             8,950                 8,779                11,634
10/31/2006             8,905                 8,845                11,720
11/30/2006             8,712                 9,074                11,950
12/31/2006             9,086                 8,723                11,690


AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/06
--------------------------------------------------------------------------------
                                                                       SINCE
                                                               ONE   INCEPTION
                                                              YEAR   (05/01/03)
--------------------------------------------------------------------------------
INVERSE GOVERNMENT LONG BOND FUND                             8.11%    -2.58%
PRICE MOVEMENT OF LONG TREASURY BOND                        -15.35%    -3.66%
LEHMAN LONG TREASURY BOND INDEX                               1.85%     4.35%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE LEHMAN LONG TREASURY INDEX IS AN UNMANAGED BOND INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURN. THE PRICE MOVEMENT OF THE LONG TREASURY BOND REPRESENTS A CUMULATIVE PERCENTAGE CHANGE IN ITS CLOSING PRICE. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

                                                             INVERSE GOVERNMENT
                                                               LONG BOND FUND
U.S. TREASURY OBLIGATIONS SHORT SALES                              -77.2%
FUTURES CONTRACTS SHORT SALES                                      -23.6%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

The Fund invests principally in derivative instruments such as equity index swap agreements, futures contracts, and options on index futures.


20 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

EUROPE ADVANTAGE FUND

OBJECTIVE: To provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmak is the Dow Jones STOXX 50 Index.

INCEPTION: October 1, 2001

European stock markets rose strongly in 2006 with the Dow Jones STOXX 50 Index ending the year up 14.25% in local currency terms. The euro also appreciated considerably versus the dollar, which further enhanced returns. In U.S. dollar terms, the Dow Jones STOXX 50 Index rose 26.96% in 2006. Suez SA, the French power and water group, was the best performing stock in the index for the year while Britain's GlaxoSmithKline was the laggard.

Rydex Europe Advantage Fund rose 29.51% for the year. The Fund achieved a daily correlation of more than 0.99 to its benchmark of 125% of the daily price performance of the Dow Jones STOXX 50 Index for the year ended December 31, 2006.

The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

                          CUMULATIVE FUND PERFORMANCE:
                       OCTOBER 1, 2001 - DECEMBER 31, 2006

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

   DATE            EUROPE ADVANTAGE FUND      DOW JONES STOXX 50 INDEX
 10/1/2001                 10,000                      10,000
10/31/2001                 10,524                      10,498
11/30/2001                 10,920                      10,776
12/31/2001                 11,204                      11,026
 1/31/2002                 10,444                      10,381
 2/28/2002                 10,236                      10,404
 3/31/2002                 10,808                      10,897
 4/30/2002                 10,620                      10,727
 5/31/2002                 10,476                      10,657
 6/30/2002                 10,052                      10,341
 7/31/2002                  8,812                       9,140
 8/31/2002                  8,524                       9,116
 9/30/2002                  7,151                       7,832
10/31/2002                  7,933                       8,706
11/30/2002                  8,373                       9,098
12/31/2002                  8,027                       8,674
 1/31/2003                  7,505                       8,274
 2/28/2003                  7,151                       8,069
 3/31/2003                  7,011                       7,939
 4/30/2003                  8,159                       9,028
 5/31/2003                  8,755                       9,543
 6/30/2003                  8,932                       9,647
 7/31/2003                  8,870                       9,760
 8/31/2003                  8,915                       9,600
 9/30/2003                  9,109                       9,812
10/31/2003                  9,758                      10,379
11/30/2003                 10,314                      10,888
12/31/2003                 11,485                      11,875
 1/31/2004                 11,475                      11,859
 2/29/2004                 11,751                      12,120
 3/31/2004                 11,174                      11,670
 4/30/2004                 10,872                      11,617
 5/31/2004                 11,088                      11,724
 6/30/2004                 11,199                      11,781
 7/31/2004                 10,797                      11,503
 8/31/2004                 10,918                      11,534
 9/30/2004                 11,452                      12,010
10/31/2004                 11,931                      12,413
11/30/2004                 12,700                      13,223
12/31/2004                 13,340                      13,747
 1/31/2005                 12,880                      13,364
 2/28/2005                 13,535                      14,007
 3/31/2005                 13,098                      13,645
 4/30/2005                 12,910                      13,393
 5/31/2005                 12,756                      13,420
 6/30/2005                 12,933                      13,633
 7/31/2005                 13,505                      14,144
 8/31/2005                 13,812                      14,268
 9/30/2005                 14,117                      14,654
10/31/2005                 13,688                      14,298
11/30/2005                 13,688                      14,392
12/31/2005                 14,188                      14,775
 1/31/2006                 15,236                      15,658
 2/28/2006                 14,974                      15,511
 3/31/2006                 15,563                      15,997
 4/30/2006                 16,592                      16,827
 5/31/2006                 15,926                      16,413
 6/30/2006                 15,884                      16,478
 7/31/2006                 16,200                      16,790
 8/31/2006                 16,753                      17,281
 9/30/2006                 16,658                      17,242
10/31/2006                 17,497                      17,961
11/30/2006                 18,009                      18,369
12/31/2006                 18,375                      18,760


AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/06
--------------------------------------------------------------------------------
                                                                        SINCE
                                                    ONE      FIVE     INCEPTION
                                                   YEAR      YEAR     (10/01/01)
--------------------------------------------------------------------------------
EUROPE ADVANTAGE FUND                             29.51%    10.40%      12.29%
DOW JONES STOXX 50 INDEX                          26.96%    11.22%      12.73%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE DOW JONES STOXX 50 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                               EUROPE ADVANTAGE FUND    DOW JONES STOXX 50 INDEX
OTHER                                  14.8%                       8.9%
FINANCIALS                             18.1%                      40.6%
ENERGY                                  8.4%                      13.6%
HEALTH CARE                             7.0%
TELECOMMUNICATION SERVICES              6.5%
CONSUMER, NON-CYCLICAL                                            19.4%
COMMUNICATIONS                                                    12.3%
BASIC MATERIALS                                                    5.2%
EQUITY INDEX SWAP AGREEMENTS           70.3%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
HSBC Holdings PLC -- SP ADR                                                 3.2%
BP PLC -- SP ADR                                                            2.8%
GlaxoSmithKline PLC -- SP ADR                                               2.5%
Novartis AG -- SP ADR                                                       2.2%
Total SA -- SP ADR                                                          2.0%
Vodafone Group PLC -- SP ADR                                                2.0%
Royal Dutch Shell PLC -- SP ADR                                             1.9%
Banco Santander Central Hispano SA -- SP ADR                                1.8%
E. ON AG -- SP ADR                                                          1.8%
Barclays PLC -- SP ADR                                                      1.7%
--------------------------------------------------------------------------------
Top Ten Total                                                              21.9%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 21

--------------------------------------------------------------------------------

JAPAN ADVANTAGE FUND

OBJECTIVE: To provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Topix 100 Index.

INCEPTION: October 1, 2001

Japanese stock markets rose modestly in 2006 compared to U.S. and European markets. The Topix 100 Index gained 7.06% during the year. The yen's slight depreciation versus the dollar further reduced the index's returns to 6.86% in U.S. dollar terms. Disappointing consumption and inflation data held back the Japanese market from fully participating in the global equity rally in the second half of 2006.

Rydex Japan Advantage Fund rose 5.14% for the year. The Fund achieved a daily correlation of more than 0.96 to its benchmark of 125% of the daily price performance of the Topix 100 Index for the year ended December 31, 2006.

The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

                          CUMULATIVE FUND PERFORMANCE:
                       OCTOBER 1, 2001 - DECEMBER 31, 2006

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

   DATE             JAPAN ADVANTAGE FUND      TOPIX 100 INDEX
 10/1/2001                 10,000                  10,000
10/31/2001                  9,864                   9,891
11/30/2001                  9,760                   9,932
12/31/2001                  8,764                   9,179
 1/31/2002                  7,856                   8,372
 2/28/2002                  8,432                   8,714
 3/31/2002                  9,348                   9,576
 4/30/2002                  9,788                   9,822
 5/31/2002                 10,344                  10,410
 6/30/2002                  9,524                   9,822
 7/31/2002                  8,704                   9,152
 8/31/2002                  8,556                   9,015
 9/30/2002                  7,854                   8,577
10/31/2002                  7,228                   8,016
11/30/2002                  7,537                   8,372
12/31/2002                  7,344                   8,112
 1/31/2003                  6,939                   7,756
 2/28/2003                  6,959                   7,729
 3/31/2003                  6,477                   7,387
 4/30/2003                  6,341                   7,305
 5/31/2003                  6,786                   7,674
 6/30/2003                  7,389                   8,235
 7/31/2003                  7,878                   8,618
 8/31/2003                  8,762                   9,521
 9/30/2003                  9,184                   9,986
10/31/2003                  9,613                  10,301
11/30/2003                  9,324                  10,068
12/31/2003                 10,107                  10,739
 1/31/2004                 10,147                  10,889
 2/29/2004                 10,191                  10,876
 3/31/2004                 11,709                  12,230
 4/30/2004                 10,597                  11,587
 5/31/2004                 10,380                  11,245
 6/30/2004                 10,995                  11,573
 7/31/2004                  9,967                  10,958
 8/31/2004                 10,131                  11,122
 9/30/2004                  9,685                  10,739
10/31/2004                  9,975                  11,026
11/30/2004                 10,412                  11,464
12/31/2004                 11,151                  12,025
 1/31/2005                 10,485                  11,683
 2/28/2005                 10,734                  11,902
 3/31/2005                 10,240                  11,587
 4/30/2005                  9,858                  11,149
 5/31/2005                  9,645                  11,176
 6/30/2005                  9,637                  11,135
 7/31/2005                  9,754                  11,245
 8/31/2005                 10,770                  12,120
 9/30/2005                 11,978                  13,311
10/31/2005                 11,641                  13,064
11/30/2005                 12,095                  13,611
12/31/2005                 13,420                  14,720
 1/31/2006                 14,038                  15,417
 2/28/2006                 13,717                  15,294
 3/31/2006                 14,384                  15,677
 4/30/2006                 14,962                  16,211
 5/31/2006                 13,829                  15,130
 6/30/2006                 13,508                  15,048
 7/31/2006                 13,396                  15,075
 8/31/2006                 13,548                  15,267
 9/30/2006                 13,215                  14,966
10/31/2006                 13,528                  15,321
11/30/2006                 13,556                  15,363
12/31/2006                 14,109                  15,759

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/06
--------------------------------------------------------------------------------
                                                                        SINCE
                                                    ONE      FIVE     INCEPTION
                                                   YEAR      YEAR     (10/01/01)
--------------------------------------------------------------------------------
JAPAN ADVANTAGE FUND                               5.14%     9.99%       6.78%
TOPIX 100 INDEX                                    7.06%    11.42%       9.05%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE TOPIX 100 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                       JAPAN ADVANTAGE FUND      TOPIX 100 INDEX
OTHER                                                                  8.8%
FINANCIALS                                                            40.2%
UTILITIES                                                             14.2%
COMMUNICATIONS                                                        10.8%
INDUSTRIALS                                                           10.2%
CONSUMER, CYCLICAL                                                     9.7%
CONSUMER, NON-CYCLICAL                                                 6.1%
FUTURES CONTRACTS                              33.5%
EQUITY INDEX SWAP AGREEMENTS                   91.6%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

The Fund invests principally in derivative instruments such as equity index swap agreements, futures contracts, and options on index futures.


22 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

DYNAMIC DOW FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Dow Jones Industrial Average Index.

INCEPTION: May 3, 2004

Large-cap stocks staged a strong rally in the second half of 2006 and the Dow Jones Industrial Average Index rose by 19.05%. The Dow broke through its record high at the beginning of October and continued to rise, with the index finishing the year just shy of 12,500. General Motors, AT&T and Hewlett-Packard were the best performing stocks in the Dow. Intel was the only stock in the Dow with negative returns during the year.

For the year, Rydex Dynamic Dow Fund produced returns of 30.54%. It achieved a daily correlation of 99% to its benchmark of 200% of the daily price movement of the Dow Jones Industrial Average Index.

The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

                          CUMULATIVE FUND PERFORMANCE:
                         MAY 3, 2004 - DECEMBER 31, 2006

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                           DOW JONES INDUSTRIAL
   DATE                                DYNAMIC DOW FUND        AVERAGE INDEX
  5/3/2004                                  10,000                10,000
  5/4/2004                                  10,008                10,003
  5/5/2004                                  10,000                 9,997
  5/6/2004                                   9,856                 9,932
  5/7/2004                                   9,624                 9,812
  5/8/2004                                   9,624                 9,812
  5/9/2004                                   9,624                 9,812
 5/10/2004                                   9,380                 9,688
 5/11/2004                                   9,436                 9,719
 5/12/2004                                   9,496                 9,751
 5/13/2004                                   9,428                 9,717
 5/14/2004                                   9,432                 9,721
 5/15/2004                                   9,432                 9,721
 5/16/2004                                   9,432                 9,721
 5/17/2004                                   9,228                 9,618
 5/18/2004                                   9,348                 9,680
 5/19/2004                                   9,304                 9,657
 5/20/2004                                   9,308                 9,657
 5/21/2004                                   9,360                 9,685
 5/22/2004                                   9,360                 9,685
 5/23/2004                                   9,360                 9,685
 5/24/2004                                   9,340                 9,677
 5/25/2004                                   9,640                 9,832
 5/26/2004                                   9,624                 9,824
 5/27/2004                                   9,804                 9,917
 5/28/2004                                   9,764                 9,900
 5/29/2004                                   9,764                 9,900
 5/30/2004                                   9,764                 9,900
 5/31/2004                                   9,764                 9,900
  6/1/2004                                   9,788                 9,914
  6/2/2004                                   9,908                 9,976
  6/3/2004                                   9,780                 9,911
  6/4/2004                                   9,864                 9,956
  6/5/2004                                   9,864                 9,956
  6/6/2004                                   9,864                 9,956
  6/7/2004                                  10,148                10,100
  6/8/2004                                  10,228                10,141
  6/9/2004                                  10,104                10,079
 6/10/2004                                  10,184                10,120
 6/11/2004                                  10,184                10,120
 6/12/2004                                  10,184                10,120
 6/13/2004                                  10,184                10,120
 6/14/2004                                  10,048                10,053
 6/15/2004                                  10,144                10,098
 6/16/2004                                  10,140                10,097
 6/17/2004                                  10,132                10,095
 6/18/2004                                  10,204                10,133
 6/19/2004                                  10,204                10,133
 6/20/2004                                  10,204                10,133
 6/21/2004                                  10,124                10,089
 6/22/2004                                  10,172                10,112
 6/23/2004                                  10,332                10,194
 6/24/2004                                  10,264                10,161
 6/25/2004                                  10,120                10,091
 6/26/2004                                  10,120                10,091
 6/27/2004                                  10,120                10,091
 6/28/2004                                  10,088                10,076
 6/29/2004                                  10,196                10,131
 6/30/2004                                  10,244                10,153
  7/1/2004                                  10,040                10,057
  7/2/2004                                   9,936                10,007
  7/3/2004                                   9,936                10,007
  7/4/2004                                   9,936                10,007
  7/5/2004                                   9,936                10,007
  7/6/2004                                   9,820                 9,945
  7/7/2004                                   9,868                 9,971
  7/8/2004                                   9,728                 9,904
  7/9/2004                                   9,804                 9,944
 7/10/2004                                   9,804                 9,944
 7/11/2004                                   9,804                 9,944
 7/12/2004                                   9,848                 9,969
 7/13/2004                                   9,864                 9,978
 7/14/2004                                   9,784                 9,940
 7/15/2004                                   9,704                 9,896
 7/16/2004                                   9,664                 9,876
 7/17/2004                                   9,664                 9,876
 7/18/2004                                   9,664                 9,876
 7/19/2004                                   9,572                 9,831
 7/20/2004                                   9,676                 9,885
 7/21/2004                                   9,476                 9,786
 7/22/2004                                   9,484                 9,791
 7/23/2004                                   9,316                 9,705
 7/24/2004                                   9,316                 9,705
 7/25/2004                                   9,316                 9,705
 7/26/2004                                   9,316                 9,704
 7/27/2004                                   9,544                 9,824
 7/28/2004                                   9,604                 9,856
 7/29/2004                                   9,636                 9,870
 7/30/2004                                   9,648                 9,881
 7/31/2004                                   9,648                 9,881
  8/1/2004                                   9,648                 9,881
  8/2/2004                                   9,720                 9,919
  8/3/2004                                   9,608                 9,862
  8/4/2004                                   9,624                 9,869
  8/5/2004                                   9,308                 9,710
  8/6/2004                                   9,036                 9,567
  8/7/2004                                   9,036                 9,567
  8/8/2004                                   9,036                 9,567
  8/9/2004                                   9,036                 9,566
 8/10/2004                                   9,272                 9,693
 8/11/2004                                   9,280                 9,698
 8/12/2004                                   9,044                 9,577
 8/13/2004                                   9,064                 9,589
 8/14/2004                                   9,064                 9,589
 8/15/2004                                   9,064                 9,589
 8/16/2004                                   9,300                 9,716
 8/17/2004                                   9,336                 9,733
 8/18/2004                                   9,548                 9,849
 8/19/2004                                   9,464                 9,807
 8/20/2004                                   9,600                 9,875
 8/21/2004                                   9,600                 9,875
 8/22/2004                                   9,600                 9,875
 8/23/2004                                   9,532                 9,839
 8/24/2004                                   9,576                 9,864
 8/25/2004                                   9,736                 9,945
 8/26/2004                                   9,716                 9,937
 8/27/2004                                   9,764                 9,958
 8/28/2004                                   9,764                 9,958
 8/29/2004                                   9,764                 9,958
 8/30/2004                                   9,624                 9,888
 8/31/2004                                   9,712                 9,938
  9/1/2004                                   9,708                 9,936
  9/2/2004                                   9,948                10,055
  9/3/2004                                   9,888                10,026
  9/4/2004                                   9,888                10,026
  9/5/2004                                   9,888                10,026
  9/6/2004                                   9,888                10,026
  9/7/2004                                  10,036                10,107
  9/8/2004                                   9,976                10,078
  9/9/2004                                   9,928                10,054
 9/10/2004                                   9,960                10,078
 9/11/2004                                   9,960                10,078
 9/12/2004                                   9,960                10,078
 9/13/2004                                   9,972                10,087
 9/14/2004                                   9,988                10,090
 9/15/2004                                   9,808                10,005
 9/16/2004                                   9,832                10,018
 9/17/2004                                   9,912                10,057
 9/18/2004                                   9,912                10,057
 9/19/2004                                   9,912                10,057
 9/20/2004                                   9,748                 9,979
 9/21/2004                                   9,820                10,019
 9/22/2004                                   9,548                 9,886
 9/23/2004                                   9,420                 9,819
 9/24/2004                                   9,432                 9,827
 9/25/2004                                   9,432                 9,827
 9/26/2004                                   9,432                 9,827
 9/27/2004                                   9,320                 9,769
 9/28/2004                                   9,488                 9,856
 9/29/2004                                   9,596                 9,914
 9/30/2004                                   9,488                 9,859
 10/1/2004                                   9,700                 9,969
 10/2/2004                                   9,700                 9,969
 10/3/2004                                   9,700                 9,969
 10/4/2004                                   9,744                 9,995
 10/5/2004                                   9,676                 9,957
 10/6/2004                                   9,796                10,024
 10/7/2004                                   9,576                 9,912
 10/8/2004                                   9,444                 9,843
 10/9/2004                                   9,444                 9,843
10/10/2004                                   9,444                 9,843
10/11/2004                                   9,496                 9,869
10/12/2004                                   9,480                 9,864
10/13/2004                                   9,332                 9,791
10/14/2004                                   9,144                 9,685
10/15/2004                                   9,204                 9,724
10/16/2004                                   9,204                 9,724
10/17/2004                                   9,204                 9,724
10/18/2004                                   9,248                 9,746
10/19/2004                                   9,136                 9,689
10/20/2004                                   9,116                 9,680
10/21/2004                                   9,080                 9,662
10/22/2004                                   8,884                 9,556
10/23/2004                                   8,884                 9,556
10/24/2004                                   8,884                 9,556
10/25/2004                                   8,868                 9,549
10/26/2004                                   9,112                 9,684
10/27/2004                                   9,324                 9,796
10/28/2004                                   9,332                 9,801
10/29/2004                                   9,368                 9,823
10/30/2004                                   9,368                 9,823
10/31/2004                                   9,368                 9,823
 11/1/2004                                   9,416                 9,850
 11/2/2004                                   9,380                 9,831
 11/3/2004                                   9,572                 9,932
 11/4/2004                                   9,904                10,110
 11/5/2004                                  10,048                10,181
 11/6/2004                                  10,048                10,181
 11/7/2004                                  10,048                10,181
 11/8/2004                                  10,060                10,186
 11/9/2004                                  10,064                10,186
11/10/2004                                  10,076                10,192
11/11/2004                                  10,240                10,274
11/12/2004                                  10,364                10,344
11/13/2004                                  10,364                10,344
11/14/2004                                  10,364                10,344
11/15/2004                                  10,384                10,356
11/16/2004                                  10,264                10,295
11/17/2004                                  10,424                10,362
11/18/2004                                  10,468                10,384
11/19/2004                                  10,236                10,271
11/20/2004                                  10,236                10,271
11/21/2004                                  10,236                10,271
11/22/2004                                  10,296                10,303
11/23/2004                                  10,304                10,306
11/24/2004                                  10,352                10,333
11/25/2004                                  10,352                10,333
11/26/2004                                  10,356                10,335
11/27/2004                                  10,356                10,335
11/28/2004                                  10,356                10,335
11/29/2004                                  10,264                10,291
11/30/2004                                  10,172                10,245
 12/1/2004                                  10,488                10,408
 12/2/2004                                  10,476                10,403
 12/3/2004                                  10,488                10,410
 12/4/2004                                  10,488                10,410
 12/5/2004                                  10,488                10,410
 12/6/2004                                  10,396                10,365
 12/7/2004                                  10,188                10,261
 12/8/2004                                  10,292                10,315
 12/9/2004                                  10,408                10,373
12/10/2004                                  10,388                10,363
12/11/2004                                  10,388                10,363
12/12/2004                                  10,388                10,363
12/13/2004                                  10,572                10,457
12/14/2004                                  10,652                10,495
12/15/2004                                  10,680                10,510
12/16/2004                                  10,704                10,524
12/17/2004                                  10,600                10,470
12/18/2004                                  10,600                10,470
12/19/2004                                  10,600                10,470
12/20/2004                                  10,612                10,481
12/21/2004                                  10,804                10,577
12/22/2004                                  10,940                10,640
12/23/2004                                  10,968                10,651
12/24/2004                                  10,968                10,651
12/25/2004                                  10,968                10,651
12/26/2004                                  10,968                10,651
12/27/2004                                  10,860                10,601
12/28/2004                                  11,012                10,678
12/29/2004                                  10,960                10,653
12/30/2004                                  10,907                10,624
12/31/2004                                  10,865                10,607
  1/1/2005                                  10,865                10,607
  1/2/2005                                  10,865                10,607
  1/3/2005                                  10,747                10,555
  1/4/2005                                  10,554                10,460
  1/5/2005                                  10,491                10,429
  1/6/2005                                  10,546                10,458
  1/7/2005                                  10,504                10,440
  1/8/2005                                  10,504                10,440
  1/9/2005                                  10,504                10,440
 1/10/2005                                  10,538                10,456
 1/11/2005                                  10,407                10,393
 1/12/2005                                  10,529                10,453
 1/13/2005                                  10,303                10,343
 1/14/2005                                  10,399                10,394
 1/15/2005                                  10,399                10,394
 1/16/2005                                  10,399                10,394
 1/17/2005                                  10,399                10,394
 1/18/2005                                  10,542                10,467
 1/19/2005                                  10,366                10,381
 1/20/2005                                  10,231                10,314
 1/21/2005                                  10,072                10,237
 1/22/2005                                  10,072                10,237
 1/23/2005                                  10,072                10,237
 1/24/2005                                  10,026                10,213
 1/25/2005                                  10,202                10,304
 1/26/2005                                  10,273                10,341
 1/27/2005                                  10,210                10,310
 1/28/2005                                  10,126                10,270
 1/29/2005                                  10,126                10,270
 1/30/2005                                  10,126                10,270
 1/31/2005                                  10,248                10,332
  2/1/2005                                  10,370                10,393
  2/2/2005                                  10,458                10,439
  2/3/2005                                  10,458                10,439
  2/4/2005                                  10,693                10,560
  2/5/2005                                  10,693                10,560
  2/6/2005                                  10,693                10,560
  2/7/2005                                  10,693                10,560
  2/8/2005                                  10,714                10,572
  2/9/2005                                  10,605                10,519
 2/10/2005                                  10,777                10,603
 2/11/2005                                  10,877                10,653
 2/12/2005                                  10,877                10,653
 2/13/2005                                  10,877                10,653
 2/14/2005                                  10,865                10,649
 2/15/2005                                  10,953                10,695
 2/16/2005                                  10,949                10,697
 2/17/2005                                  10,789                10,618
 2/18/2005                                  10,844                10,648
 2/19/2005                                  10,844                10,648
 2/20/2005                                  10,844                10,648
 2/21/2005                                  10,844                10,648
 2/22/2005                                  10,491                10,476
 2/23/2005                                  10,617                10,541
 2/24/2005                                  10,764                10,617
 2/25/2005                                  10,949                10,709
 2/26/2005                                  10,949                10,709
 2/27/2005                                  10,949                10,709
 2/28/2005                                  10,794                10,634
  3/1/2005                                  10,924                10,697
  3/2/2005                                  10,890                10,683
  3/3/2005                                  10,928                10,704
  3/4/2005                                  11,146                10,810
  3/5/2005                                  11,146                10,810
  3/6/2005                                  11,146                10,810
  3/7/2005                                  11,133                10,806
  3/8/2005                                  11,083                10,783
  3/9/2005                                  10,865                10,677
 3/10/2005                                  10,953                10,723
 3/11/2005                                  10,810                10,654
 3/12/2005                                  10,810                10,654
 3/13/2005                                  10,810                10,654
 3/14/2005                                  10,865                10,684
 3/15/2005                                  10,752                10,625
 3/16/2005                                  10,521                10,516
 3/17/2005                                  10,508                10,509
 3/18/2005                                  10,504                10,512
 3/19/2005                                  10,504                10,512
 3/20/2005                                  10,504                10,512
 3/21/2005                                  10,374                10,449
 3/22/2005                                  10,185                10,355
 3/23/2005                                  10,151                10,341
 3/24/2005                                  10,126                10,328
 3/25/2005                                  10,126                10,328
 3/26/2005                                  10,126                10,328
 3/27/2005                                  10,126                10,328
 3/28/2005                                  10,210                10,370
 3/29/2005                                  10,047                10,291
 3/30/2005                                  10,311                10,426
 3/31/2005                                  10,227                10,389
  4/1/2005                                  10,030                10,290
  4/2/2005                                  10,030                10,290
  4/3/2005                                  10,030                10,290
  4/4/2005                                  10,063                10,310
  4/5/2005                                  10,143                10,346
  4/6/2005                                  10,202                10,379
  4/7/2005                                  10,319                10,439
  4/8/2005                                  10,147                10,355
  4/9/2005                                  10,147                10,355
 4/10/2005                                  10,147                10,355
 4/11/2005                                  10,126                10,342
 4/12/2005                                  10,235                10,401
 4/13/2005                                  10,026                10,298
 4/14/2005                                   9,786                10,174
 4/15/2005                                   9,417                 9,985
 4/16/2005                                   9,417                 9,985
 4/17/2005                                   9,417                 9,985
 4/18/2005                                   9,384                 9,969
 4/19/2005                                   9,488                10,024
 4/20/2005                                   9,270                 9,912
 4/21/2005                                   9,660                10,120
 4/22/2005                                   9,543                10,059
 4/23/2005                                   9,543                10,059
 4/24/2005                                   9,543                10,059
 4/25/2005                                   9,702                10,143
 4/26/2005                                   9,526                10,053
 4/27/2005                                   9,610                10,100
 4/28/2005                                   9,371                 9,976
 4/29/2005                                   9,589                10,097
 4/30/2005                                   9,589                10,097
  5/1/2005                                   9,589                10,097
  5/2/2005                                   9,711                10,156
  5/3/2005                                   9,715                10,161
  5/4/2005                                   9,954                10,289
  5/5/2005                                   9,875                10,245
  5/6/2005                                   9,883                10,252
  5/7/2005                                   9,883                10,252
  5/8/2005                                   9,883                10,252
  5/9/2005                                   9,950                10,290
 5/10/2005                                   9,749                10,188
 5/11/2005                                   9,799                10,215
 5/12/2005                                   9,593                10,105
 5/13/2005                                   9,501                10,058
 5/14/2005                                   9,501                10,058
 5/15/2005                                   9,501                10,058
 5/16/2005                                   9,711                10,170
 5/17/2005                                   9,866                10,253
 5/18/2005                                  10,114                10,394
 5/19/2005                                  10,168                10,422
 5/20/2005                                  10,126                10,401
 5/21/2005                                  10,126                10,401
 5/22/2005                                  10,126                10,401
 5/23/2005                                  10,227                10,452
 5/24/2005                                  10,185                10,433
 5/25/2005                                  10,093                10,387
 5/26/2005                                  10,244                10,466
 5/27/2005                                  10,252                10,471
 5/28/2005                                  10,252                10,471
 5/29/2005                                  10,252                10,471
 5/30/2005                                  10,252                10,471
 5/31/2005                                  10,105                10,397
  6/1/2005                                  10,256                10,482
  6/2/2005                                  10,269                10,486
  6/3/2005                                  10,089                10,394
  6/4/2005                                  10,089                10,394
  6/5/2005                                  10,089                10,394
  6/6/2005                                  10,093                10,400
  6/7/2005                                  10,126                10,417
  6/8/2005                                  10,110                10,410
  6/9/2005                                  10,160                10,436
 6/10/2005                                  10,172                10,446
 6/11/2005                                  10,172                10,446
 6/12/2005                                  10,172                10,446
 6/13/2005                                  10,206                10,464
 6/14/2005                                  10,256                10,489
 6/15/2005                                  10,286                10,508
 6/16/2005                                  10,307                10,520
 6/17/2005                                  10,395                10,564
 6/18/2005                                  10,395                10,564
 6/19/2005                                  10,395                10,564
 6/20/2005                                  10,366                10,550
 6/21/2005                                  10,345                10,541
 6/22/2005                                  10,324                10,529
 6/23/2005                                   9,992                10,365
 6/24/2005                                   9,757                10,242
 6/25/2005                                   9,757                10,242
 6/26/2005                                   9,757                10,242
 6/27/2005                                   9,740                10,235
 6/28/2005                                   9,958                10,349
 6/29/2005                                   9,900                10,319
 6/30/2005                                   9,707                10,220
  7/1/2005                                   9,761                10,251
  7/2/2005                                   9,761                10,251
  7/3/2005                                   9,761                10,251
  7/4/2005                                   9,761                10,251
  7/5/2005                                   9,887                10,319
  7/6/2005                                   9,707                10,224
  7/7/2005                                   9,761                10,256
  7/8/2005                                  10,038                10,402
  7/9/2005                                  10,038                10,402
 7/10/2005                                  10,038                10,402
 7/11/2005                                  10,172                10,472
 7/12/2005                                  10,160                10,466
 7/13/2005                                  10,240                10,510
 7/14/2005                                  10,386                10,581
 7/15/2005                                  10,399                10,593
 7/16/2005                                  10,399                10,593
 7/17/2005                                  10,399                10,593
 7/18/2005                                  10,273                10,527
 7/19/2005                                  10,407                10,598
 7/20/2005                                  10,491                10,645
 7/21/2005                                  10,370                10,584
 7/22/2005                                  10,416                10,607
 7/23/2005                                  10,416                10,607
 7/24/2005                                  10,416                10,607
 7/25/2005                                  10,307                10,553
 7/26/2005                                  10,277                10,536
 7/27/2005                                  10,386                10,593
 7/28/2005                                  10,521                10,665
 7/29/2005                                  10,395                10,600
 7/30/2005                                  10,395                10,600
 7/31/2005                                  10,395                10,600
  8/1/2005                                  10,353                10,583
  8/2/2005                                  10,470                10,643
  8/3/2005                                  10,500                10,659
  8/4/2005                                  10,328                10,572
  8/5/2005                                  10,223                10,520
  8/6/2005                                  10,223                10,520
  8/7/2005                                  10,223                10,520
  8/8/2005                                  10,181                10,500
  8/9/2005                                  10,332                10,579
 8/10/2005                                  10,311                10,567
 8/11/2005                                  10,487                10,662
 8/12/2005                                  10,319                10,576
 8/13/2005                                  10,319                10,576
 8/14/2005                                  10,319                10,576
 8/15/2005                                  10,386                10,611
 8/16/2005                                  10,147                10,490
 8/17/2005                                  10,231                10,535
 8/18/2005                                  10,235                10,539
 8/19/2005                                  10,248                10,546
 8/20/2005                                  10,248                10,546
 8/21/2005                                  10,248                10,546
 8/22/2005                                  10,269                10,557
 8/23/2005                                  10,168                10,507
 8/24/2005                                  10,000                10,422
 8/25/2005                                  10,030                10,438
 8/26/2005                                   9,925                10,385
 8/27/2005                                   9,925                10,385
 8/28/2005                                   9,925                10,385
 8/29/2005                                  10,051                10,450
 8/30/2005                                   9,954                10,401
 8/31/2005                                  10,089                10,474
  9/1/2005                                  10,047                10,452
  9/2/2005                                  10,017                10,440
  9/3/2005                                  10,017                10,440
  9/4/2005                                  10,017                10,440
  9/5/2005                                  10,017                10,440
  9/6/2005                                  10,294                10,581
  9/7/2005                                  10,374                10,626
  9/8/2005                                  10,296                10,588
  9/9/2005                                  10,449                10,671
 9/10/2005                                  10,449                10,671
 9/11/2005                                  10,449                10,671
 9/12/2005                                  10,463                10,676
 9/13/2005                                  10,310                10,599
 9/14/2005                                  10,202                10,546
 9/15/2005                                  10,229                10,560
 9/16/2005                                  10,382                10,643
 9/17/2005                                  10,382                10,643
 9/18/2005                                  10,382                10,643
 9/19/2005                                  10,220                10,559
 9/20/2005                                  10,067                10,483
 9/21/2005                                   9,865                10,379
 9/22/2005                                   9,950                10,425
 9/23/2005                                   9,941                10,423
 9/24/2005                                   9,941                10,423
 9/25/2005                                   9,941                10,423
 9/26/2005                                   9,986                10,447
 9/27/2005                                  10,009                10,459
 9/28/2005                                  10,040                10,476
 9/29/2005                                  10,188                10,556
 9/30/2005                                  10,215                10,572
 10/1/2005                                  10,215                10,572
 10/2/2005                                  10,215                10,572
 10/3/2005                                  10,148                10,539
 10/4/2005                                   9,968                10,447
 10/5/2005                                   9,744                10,330
 10/6/2005                                   9,685                10,299
 10/7/2005                                   9,694                10,305
 10/8/2005                                   9,694                10,305
 10/9/2005                                   9,694                10,305
10/10/2005                                   9,587                10,251
10/11/2005                                   9,613                10,266
10/12/2005                                   9,542                10,229
10/13/2005                                   9,537                10,229
10/14/2005                                   9,672                10,300
10/15/2005                                   9,672                10,300
10/16/2005                                   9,672                10,300
10/17/2005                                   9,780                10,361
10/18/2005                                   9,663                10,298
10/19/2005                                   9,905                10,429
10/20/2005                                   9,649                10,298
10/21/2005                                   9,528                10,232
10/22/2005                                   9,528                10,232
10/23/2005                                   9,528                10,232
10/24/2005                                   9,843                10,402
10/25/2005                                   9,829                10,395
10/26/2005                                   9,762                10,362
10/27/2005                                   9,546                10,246
10/28/2005                                   9,861                10,420
10/29/2005                                   9,861                10,420
10/30/2005                                   9,861                10,420
10/31/2005                                   9,932                10,457
 11/1/2005                                   9,870                10,424
 11/2/2005                                   9,991                10,491
 11/3/2005                                  10,094                10,545
 11/4/2005                                  10,103                10,553
 11/5/2005                                  10,103                10,553
 11/6/2005                                  10,103                10,553
 11/7/2005                                  10,206                10,609
 11/8/2005                                  10,144                10,574
 11/9/2005                                  10,153                10,580
11/10/2005                                  10,350                10,683
11/11/2005                                  10,427                10,729
11/12/2005                                  10,427                10,729
11/13/2005                                  10,427                10,729
11/14/2005                                  10,454                10,740
11/15/2005                                  10,427                10,730
11/16/2005                                  10,413                10,722
11/17/2005                                  10,494                10,767
11/18/2005                                  10,588                10,816
11/19/2005                                  10,588                10,816
11/20/2005                                  10,588                10,816
11/21/2005                                  10,692                10,870
11/22/2005                                  10,790                10,925
11/23/2005                                  10,880                10,970
11/24/2005                                  10,880                10,970
11/25/2005                                  10,912                10,986
11/26/2005                                  10,912                10,986
11/27/2005                                  10,912                10,986
11/28/2005                                  10,826                10,945
11/29/2005                                  10,831                10,945
11/30/2005                                  10,674                10,867
 12/1/2005                                  10,880                10,974
 12/2/2005                                  10,808                10,939
 12/3/2005                                  10,808                10,939
 12/4/2005                                  10,808                10,939
 12/5/2005                                  10,723                10,896
 12/6/2005                                  10,764                10,918
 12/7/2005                                  10,669                10,872
 12/8/2005                                  10,561                10,818
 12/9/2005                                  10,602                10,841
12/10/2005                                  10,602                10,841
12/11/2005                                  10,602                10,841
12/12/2005                                  10,584                10,831
12/13/2005                                  10,687                10,887
12/14/2005                                  10,804                10,949
12/15/2005                                  10,799                10,947
12/16/2005                                  10,786                10,941
12/17/2005                                  10,786                10,941
12/18/2005                                  10,786                10,941
12/19/2005                                  10,705                10,901
12/20/2005                                  10,642                10,870
12/21/2005                                  10,696                10,899
12/22/2005                                  10,804                10,957
12/23/2005                                  10,800                10,957
12/24/2005                                  10,800                10,957
12/25/2005                                  10,800                10,957
12/26/2005                                  10,800                10,957
12/27/2005                                  10,587                10,851
12/28/2005                                  10,614                10,869
12/29/2005                                  10,596                10,858
12/30/2005                                  10,451                10,790
12/31/2005                                  10,451                10,790
  1/1/2006                                  10,451                10,790
  1/2/2006                                  10,451                10,790
  1/3/2006                                  10,709                10,921
  1/4/2006                                  10,777                10,958
  1/5/2006                                  10,781                10,960
  1/6/2006                                  10,935                11,043
  1/7/2006                                  10,935                11,043
  1/8/2006                                  10,935                11,043
  1/9/2006                                  11,039                11,096
 1/10/2006                                  11,039                11,096
 1/11/2006                                  11,098                11,128
 1/12/2006                                  10,935                11,046
 1/13/2006                                  10,926                11,044
 1/14/2006                                  10,926                11,044
 1/15/2006                                  10,926                11,044
 1/16/2006                                  10,926                11,044
 1/17/2006                                  10,795                10,980
 1/18/2006                                  10,723                10,942
 1/19/2006                                  10,768                10,968
 1/20/2006                                  10,343                10,753
 1/21/2006                                  10,343                10,753
 1/22/2006                                  10,343                10,753
 1/23/2006                                  10,379                10,775
 1/24/2006                                  10,424                10,798
 1/25/2006                                  10,420                10,796
 1/26/2006                                  10,610                10,896
 1/27/2006                                  10,795                10,995
 1/28/2006                                  10,795                10,995
 1/29/2006                                  10,795                10,995
 1/30/2006                                  10,786                10,988
 1/31/2006                                  10,714                10,952
  2/1/2006                                  10,881                11,043
  2/2/2006                                  10,686                10,944
  2/3/2006                                  10,569                10,886
  2/4/2006                                  10,569                10,886
  2/5/2006                                  10,569                10,886
  2/6/2006                                  10,578                10,891
  2/7/2006                                  10,487                10,842
  2/8/2006                                  10,696                10,961
  2/9/2006                                  10,750                10,986
 2/10/2006                                  10,822                11,022
 2/11/2006                                  10,822                11,022
 2/12/2006                                  10,822                11,022
 2/13/2006                                  10,772                10,998
 2/14/2006                                  11,039                11,137
 2/15/2006                                  11,098                11,170
 2/16/2006                                  11,216                11,233
 2/17/2006                                  11,207                11,227
 2/18/2006                                  11,207                11,227
 2/19/2006                                  11,207                11,227
 2/20/2006                                  11,207                11,227
 2/21/2006                                  11,116                11,181
 2/22/2006                                  11,252                11,253
 2/23/2006                                  11,125                11,188
 2/24/2006                                  11,112                11,184
 2/25/2006                                  11,112                11,184
 2/26/2006                                  11,112                11,184
 2/27/2006                                  11,175                11,220
 2/28/2006                                  10,962                11,114
  3/1/2006                                  11,080                11,176
  3/2/2006                                  11,030                11,148
  3/3/2006                                  11,012                11,144
  3/4/2006                                  11,012                11,144
  3/5/2006                                  11,012                11,144
  3/6/2006                                  10,890                11,080
  3/7/2006                                  10,926                11,104
  3/8/2006                                  10,985                11,132
  3/9/2006                                  10,917                11,099
 3/10/2006                                  11,116                11,204
 3/11/2006                                  11,116                11,204
 3/12/2006                                  11,116                11,204
 3/13/2006                                  11,134                11,213
 3/14/2006                                  11,284                11,289
 3/15/2006                                  11,406                11,350
 3/16/2006                                  11,492                11,394
 3/17/2006                                  11,537                11,421
 3/18/2006                                  11,537                11,421
 3/19/2006                                  11,537                11,421
 3/20/2006                                  11,528                11,415
 3/21/2006                                  11,442                11,376
 3/22/2006                                  11,600                11,459
 3/23/2006                                  11,510                11,411
 3/24/2006                                  11,514                11,421
 3/25/2006                                  11,514                11,421
 3/26/2006                                  11,514                11,421
 3/27/2006                                  11,460                11,391
 3/28/2006                                  11,261                11,294
 3/29/2006                                  11,379                11,356
 3/30/2006                                  11,247                11,290
 3/31/2006                                  11,157                11,248
  4/1/2006                                  11,157                11,248
  4/2/2006                                  11,157                11,248
  4/3/2006                                  11,225                11,284
  4/4/2006                                  11,347                11,347
  4/5/2006                                  11,419                11,384
  4/6/2006                                  11,383                11,366
  4/7/2006                                  11,180                11,269
  4/8/2006                                  11,180                11,269
  4/9/2006                                  11,180                11,269
 4/10/2006                                  11,216                11,290
 4/11/2006                                  11,112                11,238
 4/12/2006                                  11,189                11,279
 4/13/2006                                  11,198                11,286
 4/14/2006                                  11,198                11,286
 4/15/2006                                  11,198                11,286
 4/16/2006                                  11,198                11,286
 4/17/2006                                  11,071                11,222
 4/18/2006                                  11,451                11,419
 4/19/2006                                  11,478                11,432
 4/20/2006                                  11,605                11,499
 4/21/2006                                  11,609                11,504
 4/22/2006                                  11,609                11,504
 4/23/2006                                  11,609                11,504
 4/24/2006                                  11,587                11,492
 4/25/2006                                  11,478                11,439
 4/26/2006                                  11,614                11,511
 4/27/2006                                  11,677                11,543
 4/28/2006                                  11,650                11,528
 4/29/2006                                  11,650                11,528
 4/30/2006                                  11,650                11,528
  5/1/2006                                  11,596                11,503
  5/2/2006                                  11,741                11,578
  5/3/2006                                  11,713                11,563
  5/4/2006                                  11,786                11,602
  5/5/2006                                  12,071                11,743
  5/6/2006                                  12,071                11,743
  5/7/2006                                  12,071                11,743
  5/8/2006                                  12,089                11,753
  5/9/2006                                  12,198                11,809
 5/10/2006                                  12,216                11,821
 5/11/2006                                  11,926                11,679
 5/12/2006                                  11,668                11,558
 5/13/2006                                  11,668                11,558
 5/14/2006                                  11,668                11,558
 5/15/2006                                  11,763                11,607
 5/16/2006                                  11,750                11,598
 5/17/2006                                  11,315                11,389
 5/18/2006                                  11,157                11,311
 5/19/2006                                  11,180                11,327
 5/20/2006                                  11,180                11,327
 5/21/2006                                  11,180                11,327
 5/22/2006                                  11,139                11,308
 5/23/2006                                  11,085                11,280
 5/24/2006                                  11,116                11,300
 5/25/2006                                  11,311                11,398
 5/26/2006                                  11,438                11,467
 5/27/2006                                  11,438                11,467
 5/28/2006                                  11,438                11,467
 5/29/2006                                  11,438                11,467
 5/30/2006                                  11,067                11,279
 5/31/2006                                  11,207                11,359
  6/1/2006                                  11,388                11,452
  6/2/2006                                  11,365                11,440
  6/3/2006                                  11,365                11,440
  6/4/2006                                  11,365                11,440
  6/5/2006                                  10,967                11,237
  6/6/2006                                  10,872                11,191
  6/7/2006                                  10,723                11,119
  6/8/2006                                  10,736                11,127
  6/9/2006                                  10,641                11,079
 6/10/2006                                  10,641                11,079
 6/11/2006                                  10,641                11,079
 6/12/2006                                  10,447                10,979
 6/13/2006                                  10,297                10,900
 6/14/2006                                  10,505                11,012
 6/15/2006                                  10,886                11,214
 6/16/2006                                  10,881                11,214
 6/17/2006                                  10,881                11,214
 6/18/2006                                  10,881                11,214
 6/19/2006                                  10,736                11,140
 6/20/2006                                  10,795                11,173
 6/21/2006                                  10,999                11,280
 6/22/2006                                  10,876                11,220
 6/23/2006                                  10,818                11,190
 6/24/2006                                  10,818                11,190
 6/25/2006                                  10,818                11,190
 6/26/2006                                  10,917                11,247
 6/27/2006                                  10,673                11,124
 6/28/2006                                  10,768                11,174
 6/29/2006                                  11,189                11,395
 6/30/2006                                  11,116                11,354
  7/1/2006                                  11,116                11,354
  7/2/2006                                  11,116                11,354
  7/3/2006                                  11,257                11,436
  7/4/2006                                  11,257                11,436
  7/5/2006                                  11,103                11,359
  7/6/2006                                  11,252                11,440
  7/7/2006                                  10,976                11,303
  7/8/2006                                  10,976                11,303
  7/9/2006                                  10,976                11,303
 7/10/2006                                  10,999                11,316
 7/11/2006                                  11,057                11,348
 7/12/2006                                  10,813                11,224
 7/13/2006                                  10,478                11,054
 7/14/2006                                  10,270                10,945
 7/15/2006                                  10,270                10,945
 7/16/2006                                  10,270                10,945
 7/17/2006                                  10,279                10,953
 7/18/2006                                  10,383                11,009
 7/19/2006                                  10,791                11,227
 7/20/2006                                  10,632                11,142
 7/21/2006                                  10,510                11,082
 7/22/2006                                  10,510                11,082
 7/23/2006                                  10,510                11,082
 7/24/2006                                  10,858                11,268
 7/25/2006                                  10,962                11,322
 7/26/2006                                  10,953                11,320
 7/27/2006                                  10,944                11,318
 7/28/2006                                  11,175                11,440
 7/29/2006                                  11,175                11,440
 7/30/2006                                  11,175                11,440
 7/31/2006                                  11,103                11,405
  8/1/2006                                  10,985                11,344
  8/2/2006                                  11,130                11,421
  8/3/2006                                  11,225                11,469
  8/4/2006                                  11,216                11,467
  8/5/2006                                  11,216                11,467
  8/6/2006                                  11,216                11,467
  8/7/2006                                  11,171                11,446
  8/8/2006                                  11,080                11,401
  8/9/2006                                  10,899                11,308
 8/10/2006                                  10,994                11,360
 8/11/2006                                  10,917                11,326
 8/12/2006                                  10,917                11,326
 8/13/2006                                  10,917                11,326
 8/14/2006                                  10,935                11,336
 8/15/2006                                  11,198                11,472
 8/16/2006                                  11,397                11,576
 8/17/2006                                  11,410                11,584
 8/18/2006                                  11,496                11,632
 8/19/2006                                  11,496                11,632
 8/20/2006                                  11,496                11,632
 8/21/2006                                  11,424                11,595
 8/22/2006                                  11,410                11,589
 8/23/2006                                  11,329                11,550
 8/24/2006                                  11,342                11,557
 8/25/2006                                  11,302                11,539
 8/26/2006                                  11,302                11,539
 8/27/2006                                  11,302                11,539
 8/28/2006                                  11,433                11,609
 8/29/2006                                  11,469                11,627
 8/30/2006                                  11,501                11,645
 8/31/2006                                  11,492                11,643
  9/1/2006                                  11,655                11,728
  9/2/2006                                  11,655                11,728
  9/3/2006                                  11,655                11,728
  9/4/2006                                  11,655                11,728
  9/5/2006                                  11,664                11,734
  9/6/2006                                  11,533                11,670
  9/7/2006                                  11,383                11,593
  9/8/2006                                  11,496                11,655
  9/9/2006                                  11,496                11,655
 9/10/2006                                  11,496                11,655
 9/11/2006                                  11,505                11,661
 9/12/2006                                  11,709                11,764
 9/13/2006                                  11,818                11,820
 9/14/2006                                  11,781                11,804
 9/15/2006                                  11,845                11,838
 9/16/2006                                  11,845                11,838
 9/17/2006                                  11,845                11,838
 9/18/2006                                  11,831                11,832
 9/19/2006                                  11,799                11,818
 9/20/2006                                  11,944                11,892
 9/21/2006                                  11,781                11,812
 9/22/2006                                  11,723                11,786
 9/23/2006                                  11,723                11,786
 9/24/2006                                  11,723                11,786
 9/25/2006                                  11,858                11,856
 9/26/2006                                  12,048                11,952
 9/27/2006                                  12,089                11,972
 9/28/2006                                  12,139                12,002
 9/29/2006                                  12,057                11,961
 9/30/2006                                  12,057                11,961
 10/1/2006                                  12,057                11,961
 10/2/2006                                  12,039                11,953
 10/3/2006                                  12,152                12,011
 10/4/2006                                  12,410                12,141
 10/5/2006                                  12,460                12,164
 10/6/2006                                  12,419                12,147
 10/7/2006                                  12,419                12,147
 10/8/2006                                  12,419                12,147
 10/9/2006                                  12,433                12,155
10/10/2006                                  12,446                12,164
10/11/2006                                  12,415                12,149
10/12/2006                                  12,609                12,247
10/13/2006                                  12,632                12,260
10/14/2006                                  12,632                12,260
10/15/2006                                  12,632                12,260
10/16/2006                                  12,673                12,280
10/17/2006                                  12,605                12,249
10/18/2006                                  12,695                12,295
10/19/2006                                  12,741                12,317
10/20/2006                                  12,713                12,308
10/21/2006                                  12,713                12,308
10/22/2006                                  12,713                12,308
10/23/2006                                  12,953                12,425
10/24/2006                                  12,976                12,437
10/25/2006                                  12,980                12,444
10/26/2006                                  13,044                12,473
10/27/2006                                  12,885                12,398
10/28/2006                                  12,885                12,398
10/29/2006                                  12,885                12,398
10/30/2006                                  12,872                12,394
10/31/2006                                  12,854                12,388
 11/1/2006                                  12,750                12,338
 11/2/2006                                  12,722                12,330
 11/3/2006                                  12,659                12,297
 11/4/2006                                  12,659                12,297
 11/5/2006                                  12,659                12,297
 11/6/2006                                  12,903                12,420
 11/7/2006                                  13,007                12,472
 11/8/2006                                  13,062                12,499
 11/9/2006                                  12,912                12,427
11/10/2006                                  12,912                12,432
11/11/2006                                  12,912                12,432
11/12/2006                                  12,912                12,432
11/13/2006                                  12,985                12,468
11/14/2006                                  13,170                12,557
11/15/2006                                  13,247                12,596
11/16/2006                                  13,365                12,653
11/17/2006                                  13,433                12,691
11/18/2006                                  13,433                12,691
11/19/2006                                  13,433                12,691
11/20/2006                                  13,378                12,664
11/21/2006                                  13,392                12,673
11/22/2006                                  13,401                12,679
11/23/2006                                  13,401                12,679
11/24/2006                                  13,302                12,634
11/25/2006                                  13,302                12,634
11/26/2006                                  13,302                12,634
11/27/2006                                  12,953                12,471
11/28/2006                                  12,985                12,488
11/29/2006                                  13,184                12,585
11/30/2006                                  13,170                12,580
 12/1/2006                                  13,102                12,551
 12/2/2006                                  13,102                12,551
 12/3/2006                                  13,102                12,551
 12/4/2006                                  13,297                12,643
 12/5/2006                                  13,397                12,693
 12/6/2006                                  13,351                12,673
 12/7/2006                                  13,283                12,641
 12/8/2006                                  13,333                12,671
 12/9/2006                                  13,333                12,671
12/10/2006                                  13,333                12,671
12/11/2006                                  13,383                12,693
12/12/2006                                  13,349                12,680
12/13/2006                                  13,359                12,686
12/14/2006                                  13,572                12,788
12/15/2006                                  13,633                12,818
12/16/2006                                  13,633                12,818
12/17/2006                                  13,633                12,818
12/18/2006                                  13,618                12,813
12/19/2006                                  13,679                12,844
12/20/2006                                  13,658                12,837
12/21/2006                                  13,567                12,795
12/22/2006                                  13,405                12,722
12/23/2006                                  13,405                12,722
12/24/2006                                  13,405                12,722
12/25/2006                                  13,405                12,722
12/26/2006                                  13,537                12,788
12/27/2006                                  13,765                12,894
12/28/2006                                  13,735                12,885
12/29/2006                                  13,643                12,845
12/30/2006                                  13,643                12,845
12/31/2006                                  13,643                12,845


AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/06
--------------------------------------------------------------------------------
                                                                        SINCE
                                                               ONE     INCEPTION
                                                              YEAR    (05/03/04)
--------------------------------------------------------------------------------
DYNAMIC DOW FUND                                             30.54%     12.37%
DOW JONES INDUSTRIAL AVERAGE INDEX                           19.05%      9.86%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE DOW JONES INDUSTRIAL AVERAGE INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                                            DOW JONES INDUSTRIAL
                                        DYNAMIC DOW FUND        AVERAGE INDEX
OTHER                                         10.9%                  9.6%
INDUSTRIALS                                   17.8%                 24.0%
CONSUMER STAPLES                              11.7%                 15.7%
FINANCIALS                                    11.3%                 15.2%
INFORMATION TECHNOLOGY                         9.0%                 12.1%
CONSUMER DISCRETIONARY                         7.1%                  9.6%
HEALTH CARE                                    6.5%                  8.7%
MATERIALS                                                            5.1%
FUTURES CONTRACTS                             55.0%
EQUITY INDEX SWAP AGREEMENTS                  71.9%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
International Business Machines Corp.                                       4.6%
Boeing Co.                                                                  4.2%
Altria Group, Inc.                                                          4.1%
3M Co.                                                                      3.7%
Exxon Mobil Corp.                                                           3.6%
American International Group, Inc.                                          3.4%
Johnson & Johnson, Inc.                                                     3.1%
Procter & Gamble Co.                                                        3.0%
United Technologies Corp.                                                   3.0%
Caterpillar, Inc.                                                           2.9%
--------------------------------------------------------------------------------
Top Ten Total                                                              35.6%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 23

--------------------------------------------------------------------------------

INVERSE DYNAMIC DOW FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse performance of the Dow Jones Industrial Average Index.

INCEPTION: May 3, 2004

Large-cap stocks staged a strong rally in the second half of 2006 and the Dow Jones Industrial Average Index rose by 19.05%. The Dow broke through its record high at the beginning of October and continued to rise, with the index finishing the year just shy of 12,500. General Motors, AT&T and Hewlett-Packard were the best performing stocks in the Dow. Intel was the only stock in the Dow with negative returns during the year.

For the year, Rydex Inverse Dynamic Dow Fund produced returns of -21.77%. It achieved a daily correlation of 99% to its benchmark of 200% of the inverse performance of the Dow Jones Industrial Average Index.

The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

                          CUMULATIVE FUND PERFORMANCE:
                         MAY 3, 2004 - DECEMBER 31, 2006

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                                        INVERSE DYNAMIC    DOW JONES INDUSTRIAL
   DATE                                    DOW FUND            AVERAGE INDEX
  5/3/2004                                  10,000                10,000
  5/4/2004                                   9,992                10,003
  5/5/2004                                   9,996                 9,997
  5/6/2004                                  10,138                 9,932
  5/7/2004                                  10,378                 9,812
  5/8/2004                                  10,378                 9,812
  5/9/2004                                  10,378                 9,812
 5/10/2004                                  10,658                 9,688
 5/11/2004                                  10,586                 9,719
 5/12/2004                                  10,512                 9,751
 5/13/2004                                  10,592                 9,717
 5/14/2004                                  10,590                 9,721
 5/15/2004                                  10,590                 9,721
 5/16/2004                                  10,590                 9,721
 5/17/2004                                  10,812                 9,618
 5/18/2004                                  10,666                 9,680
 5/19/2004                                  10,718                 9,657
 5/20/2004                                  10,714                 9,657
 5/21/2004                                  10,650                 9,685
 5/22/2004                                  10,650                 9,685
 5/23/2004                                  10,650                 9,685
 5/24/2004                                  10,672                 9,677
 5/25/2004                                  10,336                 9,832
 5/26/2004                                  10,348                 9,824
 5/27/2004                                  10,160                 9,917
 5/28/2004                                  10,192                 9,900
 5/29/2004                                  10,192                 9,900
 5/30/2004                                  10,192                 9,900
 5/31/2004                                  10,192                 9,900
  6/1/2004                                  10,164                 9,914
  6/2/2004                                  10,038                 9,976
  6/3/2004                                  10,172                 9,911
  6/4/2004                                  10,076                 9,956
  6/5/2004                                  10,076                 9,956
  6/6/2004                                  10,076                 9,956
  6/7/2004                                   9,790                10,100
  6/8/2004                                   9,710                10,141
  6/9/2004                                   9,828                10,079
 6/10/2004                                   9,748                10,120
 6/11/2004                                   9,748                10,120
 6/12/2004                                   9,748                10,120
 6/13/2004                                   9,748                10,120
 6/14/2004                                   9,876                10,053
 6/15/2004                                   9,786                10,098
 6/16/2004                                   9,790                10,097
 6/17/2004                                   9,794                10,095
 6/18/2004                                   9,726                10,133
 6/19/2004                                   9,726                10,133
 6/20/2004                                   9,726                10,133
 6/21/2004                                   9,804                10,089
 6/22/2004                                   9,758                10,112
 6/23/2004                                   9,602                10,194
 6/24/2004                                   9,664                10,161
 6/25/2004                                   9,800                10,091
 6/26/2004                                   9,800                10,091
 6/27/2004                                   9,800                10,091
 6/28/2004                                   9,828                10,076
 6/29/2004                                   9,714                10,131
 6/30/2004                                   9,672                10,153
  7/1/2004                                   9,860                10,057
  7/2/2004                                   9,962                10,007
  7/3/2004                                   9,962                10,007
  7/4/2004                                   9,962                10,007
  7/5/2004                                   9,962                10,007
  7/6/2004                                  10,080                 9,945
  7/7/2004                                  10,030                 9,971
  7/8/2004                                  10,168                 9,904
  7/9/2004                                  10,084                 9,944
 7/10/2004                                  10,084                 9,944
 7/11/2004                                  10,084                 9,944
 7/12/2004                                  10,036                 9,969
 7/13/2004                                  10,018                 9,978
 7/14/2004                                  10,102                 9,940
 7/15/2004                                  10,180                 9,896
 7/16/2004                                  10,224                 9,876
 7/17/2004                                  10,224                 9,876
 7/18/2004                                  10,224                 9,876
 7/19/2004                                  10,320                 9,831
 7/20/2004                                  10,206                 9,885
 7/21/2004                                  10,416                 9,786
 7/22/2004                                  10,410                 9,791
 7/23/2004                                  10,594                 9,705
 7/24/2004                                  10,594                 9,705
 7/25/2004                                  10,594                 9,705
 7/26/2004                                  10,584                 9,704
 7/27/2004                                  10,330                 9,824
 7/28/2004                                  10,264                 9,856
 7/29/2004                                  10,232                 9,870
 7/30/2004                                  10,220                 9,881
 7/31/2004                                  10,220                 9,881
  8/1/2004                                  10,220                 9,881
  8/2/2004                                  10,138                 9,919
  8/3/2004                                  10,266                 9,862
  8/4/2004                                  10,248                 9,869
  8/5/2004                                  10,580                 9,710
  8/6/2004                                  10,894                 9,567
  8/7/2004                                  10,894                 9,567
  8/8/2004                                  10,894                 9,567
  8/9/2004                                  10,890                 9,566
 8/10/2004                                  10,608                 9,693
 8/11/2004                                  10,596                 9,698
 8/12/2004                                  10,860                 9,577
 8/13/2004                                  10,828                 9,589
 8/14/2004                                  10,828                 9,589
 8/15/2004                                  10,828                 9,589
 8/16/2004                                  10,548                 9,716
 8/17/2004                                  10,508                 9,733
 8/18/2004                                  10,262                 9,849
 8/19/2004                                  10,350                 9,807
 8/20/2004                                  10,204                 9,875
 8/21/2004                                  10,204                 9,875
 8/22/2004                                  10,204                 9,875
 8/23/2004                                  10,276                 9,839
 8/24/2004                                  10,232                 9,864
 8/25/2004                                  10,060                 9,945
 8/26/2004                                  10,080                 9,937
 8/27/2004                                  10,032                 9,958
 8/28/2004                                  10,032                 9,958
 8/29/2004                                  10,032                 9,958
 8/30/2004                                  10,176                 9,888
 8/31/2004                                  10,076                 9,938
  9/1/2004                                  10,082                 9,936
  9/2/2004                                   9,838                10,055
  9/3/2004                                   9,900                10,026
  9/4/2004                                   9,900                10,026
  9/5/2004                                   9,900                10,026
  9/6/2004                                   9,900                10,026
  9/7/2004                                   9,744                10,107
  9/8/2004                                   9,798                10,078
  9/9/2004                                   9,844                10,054
 9/10/2004                                   9,788                10,078
 9/11/2004                                   9,788                10,078
 9/12/2004                                   9,788                10,078
 9/13/2004                                   9,772                10,087
 9/14/2004                                   9,760                10,090
 9/15/2004                                   9,932                10,005
 9/16/2004                                   9,908                10,018
 9/17/2004                                   9,830                10,057
 9/18/2004                                   9,830                10,057
 9/19/2004                                   9,830                10,057
 9/20/2004                                   9,986                 9,979
 9/21/2004                                   9,906                10,019
 9/22/2004                                  10,174                 9,886
 9/23/2004                                  10,308                 9,819
 9/24/2004                                  10,294                 9,827
 9/25/2004                                  10,294                 9,827
 9/26/2004                                  10,294                 9,827
 9/27/2004                                  10,412                 9,769
 9/28/2004                                  10,230                 9,856
 9/29/2004                                  10,116                 9,914
 9/30/2004                                  10,228                 9,859
 10/1/2004                                   9,996                 9,969
 10/2/2004                                   9,996                 9,969
 10/3/2004                                   9,996                 9,969
 10/4/2004                                   9,948                 9,995
 10/5/2004                                  10,024                 9,957
 10/6/2004                                   9,892                10,024
 10/7/2004                                  10,116                 9,912
 10/8/2004                                  10,260                 9,843
 10/9/2004                                  10,260                 9,843
10/10/2004                                  10,260                 9,843
10/11/2004                                  10,202                 9,869
10/12/2004                                  10,216                 9,864
10/13/2004                                  10,370                 9,791
10/14/2004                                  10,592                 9,685
10/15/2004                                  10,516                 9,724
10/16/2004                                  10,516                 9,724
10/17/2004                                  10,516                 9,724
10/18/2004                                  10,466                 9,746
10/19/2004                                  10,590                 9,689
10/20/2004                                  10,612                 9,680
10/21/2004                                  10,654                 9,662
10/22/2004                                  10,886                 9,556
10/23/2004                                  10,886                 9,556
10/24/2004                                  10,886                 9,556
10/25/2004                                  10,906                 9,549
10/26/2004                                  10,602                 9,684
10/27/2004                                  10,356                 9,796
10/28/2004                                  10,346                 9,801
10/29/2004                                  10,302                 9,823
10/30/2004                                  10,302                 9,823
10/31/2004                                  10,302                 9,823
 11/1/2004                                  10,248                 9,850
 11/2/2004                                  10,288                 9,831
 11/3/2004                                  10,074                 9,932
 11/4/2004                                   9,714                10,110
 11/5/2004                                   9,578                10,181
 11/6/2004                                   9,578                10,181
 11/7/2004                                   9,578                10,181
 11/8/2004                                   9,566                10,186
 11/9/2004                                   9,566                10,186
11/10/2004                                   9,552                10,192
11/11/2004                                   9,398                10,274
11/12/2004                                   9,282                10,344
11/13/2004                                   9,282                10,344
11/14/2004                                   9,282                10,344
11/15/2004                                   9,262                10,356
11/16/2004                                   9,372                10,295
11/17/2004                                   9,246                10,362
11/18/2004                                   9,204                10,384
11/19/2004                                   9,406                10,271
11/20/2004                                   9,406                10,271
11/21/2004                                   9,406                10,271
11/22/2004                                   9,350                10,303
11/23/2004                                   9,344                10,306
11/24/2004                                   9,298                10,333
11/25/2004                                   9,298                10,333
11/26/2004                                   9,296                10,335
11/27/2004                                   9,296                10,335
11/28/2004                                   9,296                10,335
11/29/2004                                   9,378                10,291
11/30/2004                                   9,462                10,245
 12/1/2004                                   9,172                10,408
 12/2/2004                                   9,182                10,403
 12/3/2004                                   9,174                10,410
 12/4/2004                                   9,174                10,410
 12/5/2004                                   9,174                10,410
 12/6/2004                                   9,250                10,365
 12/7/2004                                   9,432                10,261
 12/8/2004                                   9,342                10,315
 12/9/2004                                   9,236                10,373
12/10/2004                                   9,254                10,363
12/11/2004                                   9,254                10,363
12/12/2004                                   9,254                10,363
12/13/2004                                   9,088                10,457
12/14/2004                                   9,016                10,495
12/15/2004                                   8,998                10,510
12/16/2004                                   8,982                10,524
12/17/2004                                   9,060                10,470
12/18/2004                                   9,060                10,470
12/19/2004                                   9,060                10,470
12/20/2004                                   9,054                10,481
12/21/2004                                   8,896                10,577
12/22/2004                                   8,786                10,640
12/23/2004                                   8,760                10,651
12/24/2004                                   8,760                10,651
12/25/2004                                   8,760                10,651
12/26/2004                                   8,760                10,651
12/27/2004                                   8,848                10,601
12/28/2004                                   8,726                10,678
12/29/2004                                   8,772                10,653
12/30/2004                                   8,814                10,624
12/31/2004                                   8,853                10,607
  1/1/2005                                   8,853                10,607
  1/2/2005                                   8,853                10,607
  1/3/2005                                   8,950                10,555
  1/4/2005                                   9,109                10,460
  1/5/2005                                   9,161                10,429
  1/6/2005                                   9,116                10,458
  1/7/2005                                   9,154                10,440
  1/8/2005                                   9,154                10,440
  1/9/2005                                   9,154                10,440
 1/10/2005                                   9,126                10,456
 1/11/2005                                   9,224                10,393
 1/12/2005                                   9,128                10,453
 1/13/2005                                   9,324                10,343
 1/14/2005                                   9,232                10,394
 1/15/2005                                   9,232                10,394
 1/16/2005                                   9,232                10,394
 1/17/2005                                   9,232                10,394
 1/18/2005                                   9,105                10,467
 1/19/2005                                   9,259                10,381
 1/20/2005                                   9,380                10,314
 1/21/2005                                   9,521                10,237
 1/22/2005                                   9,521                10,237
 1/23/2005                                   9,521                10,237
 1/24/2005                                   9,560                10,213
 1/25/2005                                   9,392                10,304
 1/26/2005                                   9,333                10,341
 1/27/2005                                   9,390                10,310
 1/28/2005                                   9,470                10,270
 1/29/2005                                   9,470                10,270
 1/30/2005                                   9,470                10,270
 1/31/2005                                   9,361                10,332
  2/1/2005                                   9,245                10,393
  2/2/2005                                   9,165                10,439
  2/3/2005                                   9,169                10,439
  2/4/2005                                   8,962                10,560
  2/5/2005                                   8,962                10,560
  2/6/2005                                   8,962                10,560
  2/7/2005                                   8,960                10,560
  2/8/2005                                   8,935                10,572
  2/9/2005                                   9,036                10,519
 2/10/2005                                   8,890                10,603
 2/11/2005                                   8,804                10,653
 2/12/2005                                   8,804                10,653
 2/13/2005                                   8,804                10,653
 2/14/2005                                   8,814                10,649
 2/15/2005                                   8,745                10,695
 2/16/2005                                   8,749                10,697
 2/17/2005                                   8,872                10,618
 2/18/2005                                   8,823                10,648
 2/19/2005                                   8,823                10,648
 2/20/2005                                   8,823                10,648
 2/21/2005                                   8,823                10,648
 2/22/2005                                   9,109                10,476
 2/23/2005                                   8,995                10,541
 2/24/2005                                   8,872                10,617
 2/25/2005                                   8,724                10,709
 2/26/2005                                   8,724                10,709
 2/27/2005                                   8,724                10,709
 2/28/2005                                   8,847                10,634
  3/1/2005                                   8,739                10,697
  3/2/2005                                   8,769                10,683
  3/3/2005                                   8,743                10,704
  3/4/2005                                   8,567                10,810
  3/5/2005                                   8,567                10,810
  3/6/2005                                   8,567                10,810
  3/7/2005                                   8,575                10,806
  3/8/2005                                   8,618                10,783
  3/9/2005                                   8,784                10,677
 3/10/2005                                   8,714                10,723
 3/11/2005                                   8,825                10,654
 3/12/2005                                   8,825                10,654
 3/13/2005                                   8,825                10,654
 3/14/2005                                   8,780                10,684
 3/15/2005                                   8,872                10,625
 3/16/2005                                   9,062                10,516
 3/17/2005                                   9,075                10,509
 3/18/2005                                   9,079                10,512
 3/19/2005                                   9,079                10,512
 3/20/2005                                   9,079                10,512
 3/21/2005                                   9,187                10,449
 3/22/2005                                   9,353                10,355
 3/23/2005                                   9,384                10,341
 3/24/2005                                   9,408                10,328
 3/25/2005                                   9,408                10,328
 3/26/2005                                   9,408                10,328
 3/27/2005                                   9,408                10,328
 3/28/2005                                   9,333                10,370
 3/29/2005                                   9,480                10,291
 3/30/2005                                   9,230                10,426
 3/31/2005                                   9,300                10,389
  4/1/2005                                   9,480                10,290
  4/2/2005                                   9,480                10,290
  4/3/2005                                   9,480                10,290
  4/4/2005                                   9,449                10,310
  4/5/2005                                   9,380                10,346
  4/6/2005                                   9,324                10,379
  4/7/2005                                   9,218                10,439
  4/8/2005                                   9,372                10,355
  4/9/2005                                   9,372                10,355
 4/10/2005                                   9,372                10,355
 4/11/2005                                   9,396                10,342
 4/12/2005                                   9,292                10,401
 4/13/2005                                   9,482                10,298
 4/14/2005                                   9,708                10,174
 4/15/2005                                  10,076                 9,985
 4/16/2005                                  10,076                 9,985
 4/17/2005                                  10,076                 9,985
 4/18/2005                                  10,113                 9,969
 4/19/2005                                  10,000                10,024
 4/20/2005                                  10,230                 9,912
 4/21/2005                                   9,798                10,120
 4/22/2005                                   9,918                10,059
 4/23/2005                                   9,918                10,059
 4/24/2005                                   9,918                10,059
 4/25/2005                                   9,751                10,143
 4/26/2005                                   9,929                10,053
 4/27/2005                                   9,841                10,100
 4/28/2005                                  10,086                 9,976
 4/29/2005                                   9,849                10,097
 4/30/2005                                   9,849                10,097
  5/1/2005                                   9,849                10,097
  5/2/2005                                   9,726                10,156
  5/3/2005                                   9,722                10,161
  5/4/2005                                   9,484                10,289
  5/5/2005                                   9,562                10,245
  5/6/2005                                   9,556                10,252
  5/7/2005                                   9,556                10,252
  5/8/2005                                   9,556                10,252
  5/9/2005                                   9,488                10,290
 5/10/2005                                   9,683                10,188
 5/11/2005                                   9,634                10,215
 5/12/2005                                   9,839                10,105
 5/13/2005                                   9,935                10,058
 5/14/2005                                   9,935                10,058
 5/15/2005                                   9,935                10,058
 5/16/2005                                   9,714                10,170
 5/17/2005                                   9,560                10,253
 5/18/2005                                   9,302                10,394
 5/19/2005                                   9,251                10,422
 5/20/2005                                   9,292                10,401
 5/21/2005                                   9,292                10,401
 5/22/2005                                   9,292                10,401
 5/23/2005                                   9,204                10,452
 5/24/2005                                   9,240                10,433
 5/25/2005                                   9,322                10,387
 5/26/2005                                   9,181                10,466
 5/27/2005                                   9,177                10,471
 5/28/2005                                   9,177                10,471
 5/29/2005                                   9,177                10,471
 5/30/2005                                   9,177                10,471
 5/31/2005                                   9,310                10,397
  6/1/2005                                   9,167                10,482
  6/2/2005                                   9,156                10,486
  6/3/2005                                   9,320                10,394
  6/4/2005                                   9,320                10,394
  6/5/2005                                   9,320                10,394
  6/6/2005                                   9,314                10,400
  6/7/2005                                   9,286                10,417
  6/8/2005                                   9,298                10,410
  6/9/2005                                   9,253                10,436
 6/10/2005                                   9,240                10,446
 6/11/2005                                   9,240                10,446
 6/12/2005                                   9,240                10,446
 6/13/2005                                   9,212                10,464
 6/14/2005                                   9,169                10,489
 6/15/2005                                   9,140                10,508
 6/16/2005                                   9,122                10,520
 6/17/2005                                   9,048                10,564
 6/18/2005                                   9,048                10,564
 6/19/2005                                   9,048                10,564
 6/20/2005                                   9,075                10,550
 6/21/2005                                   9,093                10,541
 6/22/2005                                   9,111                10,529
 6/23/2005                                   9,402                10,365
 6/24/2005                                   9,628                10,242
 6/25/2005                                   9,628                10,242
 6/26/2005                                   9,628                10,242
 6/27/2005                                   9,644                10,235
 6/28/2005                                   9,435                10,349
 6/29/2005                                   9,492                10,319
 6/30/2005                                   9,677                10,220
  7/1/2005                                   9,621                10,251
  7/2/2005                                   9,621                10,251
  7/3/2005                                   9,621                10,251
  7/4/2005                                   9,621                10,251
  7/5/2005                                   9,499                10,319
  7/6/2005                                   9,675                10,224
  7/7/2005                                   9,619                10,256
  7/8/2005                                   9,349                10,402
  7/9/2005                                   9,349                10,402
 7/10/2005                                   9,349                10,402
 7/11/2005                                   9,226                10,472
 7/12/2005                                   9,238                10,466
 7/13/2005                                   9,167                10,510
 7/14/2005                                   9,042                10,581
 7/15/2005                                   9,027                10,593
 7/16/2005                                   9,027                10,593
 7/17/2005                                   9,027                10,593
 7/18/2005                                   9,138                10,527
 7/19/2005                                   9,017                10,598
 7/20/2005                                   8,941                10,645
 7/21/2005                                   9,046                10,584
 7/22/2005                                   9,011                10,607
 7/23/2005                                   9,011                10,607
 7/24/2005                                   9,011                10,607
 7/25/2005                                   9,105                10,553
 7/26/2005                                   9,134                10,536
 7/27/2005                                   9,038                10,593
 7/28/2005                                   8,917                10,665
 7/29/2005                                   9,032                10,600
 7/30/2005                                   9,032                10,600
 7/31/2005                                   9,032                10,600
  8/1/2005                                   9,066                10,583
  8/2/2005                                   8,964                10,643
  8/3/2005                                   8,939                10,659
  8/4/2005                                   9,089                10,572
  8/5/2005                                   9,181                10,520
  8/6/2005                                   9,181                10,520
  8/7/2005                                   9,181                10,520
  8/8/2005                                   9,220                10,500
  8/9/2005                                   9,083                10,579
 8/10/2005                                   9,105                10,567
 8/11/2005                                   8,945                10,662
 8/12/2005                                   9,093                10,576
 8/13/2005                                   9,093                10,576
 8/14/2005                                   9,093                10,576
 8/15/2005                                   9,036                10,611
 8/16/2005                                   9,245                10,490
 8/17/2005                                   9,169                10,535
 8/18/2005                                   9,165                10,539
 8/19/2005                                   9,154                10,546
 8/20/2005                                   9,154                10,546
 8/21/2005                                   9,154                10,546
 8/22/2005                                   9,138                10,557
 8/23/2005                                   9,230                10,507
 8/24/2005                                   9,380                10,422
 8/25/2005                                   9,355                10,438
 8/26/2005                                   9,456                10,385
 8/27/2005                                   9,456                10,385
 8/28/2005                                   9,456                10,385
 8/29/2005                                   9,337                10,450
 8/30/2005                                   9,429                10,401
 8/31/2005                                   9,302                10,474
  9/1/2005                                   9,341                10,452
  9/2/2005                                   9,370                10,440
  9/3/2005                                   9,370                10,440
  9/4/2005                                   9,370                10,440
  9/5/2005                                   9,370                10,440
  9/6/2005                                   9,118                10,581
  9/7/2005                                   9,046                10,626
  9/8/2005                                   9,118                10,588
  9/9/2005                                   8,982                10,671
 9/10/2005                                   8,982                10,671
 9/11/2005                                   8,982                10,671
 9/12/2005                                   8,974                10,676
 9/13/2005                                   9,105                10,599
 9/14/2005                                   9,197                10,546
 9/15/2005                                   9,177                10,560
 9/16/2005                                   9,038                10,643
 9/17/2005                                   9,038                10,643
 9/18/2005                                   9,038                10,643
 9/19/2005                                   9,181                10,559
 9/20/2005                                   9,314                10,483
 9/21/2005                                   9,503                10,379
 9/22/2005                                   9,423                10,425
 9/23/2005                                   9,433                10,423
 9/24/2005                                   9,433                10,423
 9/25/2005                                   9,433                10,423
 9/26/2005                                   9,390                10,447
 9/27/2005                                   9,374                10,459
 9/28/2005                                   9,345                10,476
 9/29/2005                                   9,204                10,556
 9/30/2005                                   9,183                10,572
 10/1/2005                                   9,183                10,572
 10/2/2005                                   9,183                10,572
 10/3/2005                                   9,243                10,539
 10/4/2005                                   9,404                10,447
 10/5/2005                                   9,621                10,330
 10/6/2005                                   9,681                10,299
 10/7/2005                                   9,675                10,305
 10/8/2005                                   9,675                10,305
 10/9/2005                                   9,675                10,305
10/10/2005                                   9,779                10,251
10/11/2005                                   9,755                10,266
10/12/2005                                   9,835                10,229
10/13/2005                                   9,832                10,229
10/14/2005                                   9,695                10,300
10/15/2005                                   9,695                10,300
10/16/2005                                   9,695                10,300
10/17/2005                                   9,591                10,361
10/18/2005                                   9,703                10,298
10/19/2005                                   9,470                10,429
10/20/2005                                   9,718                10,298
10/21/2005                                   9,839                10,232
10/22/2005                                   9,839                10,232
10/23/2005                                   9,839                10,232
10/24/2005                                   9,513                10,402
10/25/2005                                   9,529                10,395
10/26/2005                                   9,593                10,362
10/27/2005                                   9,812                10,246
10/28/2005                                   9,492                10,420
10/29/2005                                   9,492                10,420
10/30/2005                                   9,492                10,420
10/31/2005                                   9,427                10,457
 11/1/2005                                   9,488                10,424
 11/2/2005                                   9,370                10,491
 11/3/2005                                   9,277                10,545
 11/4/2005                                   9,271                10,553
 11/5/2005                                   9,271                10,553
 11/6/2005                                   9,271                10,553
 11/7/2005                                   9,177                10,609
 11/8/2005                                   9,238                10,574
 11/9/2005                                   9,230                10,580
11/10/2005                                   9,054                10,683
11/11/2005                                   8,980                10,729
11/12/2005                                   8,980                10,729
11/13/2005                                   8,980                10,729
11/14/2005                                   8,964                10,740
11/15/2005                                   8,984                10,730
11/16/2005                                   8,999                10,722
11/17/2005                                   8,927                10,767
11/18/2005                                   8,851                10,816
11/19/2005                                   8,851                10,816
11/20/2005                                   8,851                10,816
11/21/2005                                   8,765                10,870
11/22/2005                                   8,679                10,925
11/23/2005                                   8,612                10,970
11/24/2005                                   8,612                10,970
11/25/2005                                   8,591                10,986
11/26/2005                                   8,591                10,986
11/27/2005                                   8,591                10,986
11/28/2005                                   8,657                10,945
11/29/2005                                   8,671                10,945
11/30/2005                                   8,798                10,867
 12/1/2005                                   8,628                10,974
 12/2/2005                                   8,689                10,939
 12/3/2005                                   8,689                10,939
 12/4/2005                                   8,689                10,939
 12/5/2005                                   8,759                10,896
 12/6/2005                                   8,728                10,918
 12/7/2005                                   8,804                10,872
 12/8/2005                                   8,894                10,818
 12/9/2005                                   8,864                10,841
12/10/2005                                   8,864                10,841
12/11/2005                                   8,864                10,841
12/12/2005                                   8,882                10,831
12/13/2005                                   8,792                10,887
12/14/2005                                   8,694                10,949
12/15/2005                                   8,700                10,947
12/16/2005                                   8,714                10,941
12/17/2005                                   8,714                10,941
12/18/2005                                   8,714                10,941
12/19/2005                                   8,782                10,901
12/20/2005                                   8,835                10,870
12/21/2005                                   8,790                10,899
12/22/2005                                   8,702                10,957
12/23/2005                                   8,710                10,957
12/24/2005                                   8,710                10,957
12/25/2005                                   8,710                10,957
12/26/2005                                   8,710                10,957
12/27/2005                                   8,883                10,851
12/28/2005                                   8,856                10,869
12/29/2005                                   8,877                10,858
12/30/2005                                   8,997                10,790
12/31/2005                                   8,997                10,790
  1/1/2006                                   8,997                10,790
  1/2/2006                                   8,997                10,790
  1/3/2006                                   8,779                10,921
  1/4/2006                                   8,725                10,958
  1/5/2006                                   8,725                10,960
  1/6/2006                                   8,600                11,043
  1/7/2006                                   8,600                11,043
  1/8/2006                                   8,600                11,043
  1/9/2006                                   8,520                11,096
 1/10/2006                                   8,522                11,096
 1/11/2006                                   8,477                11,128
 1/12/2006                                   8,602                11,046
 1/13/2006                                   8,614                11,044
 1/14/2006                                   8,614                11,044
 1/15/2006                                   8,614                11,044
 1/16/2006                                   8,614                11,044
 1/17/2006                                   8,718                10,980
 1/18/2006                                   8,783                10,942
 1/19/2006                                   8,750                10,968
 1/20/2006                                   9,093                10,753
 1/21/2006                                   9,093                10,753
 1/22/2006                                   9,093                10,753
 1/23/2006                                   9,062                10,775
 1/24/2006                                   9,024                10,798
 1/25/2006                                   9,024                10,796
 1/26/2006                                   8,862                10,896
 1/27/2006                                   8,714                10,995
 1/28/2006                                   8,714                10,995
 1/29/2006                                   8,714                10,995
 1/30/2006                                   8,727                10,988
 1/31/2006                                   8,785                10,952
  2/1/2006                                   8,645                11,043
  2/2/2006                                   8,799                10,944
  2/3/2006                                   8,902                10,886
  2/4/2006                                   8,902                10,886
  2/5/2006                                   8,902                10,886
  2/6/2006                                   8,895                10,891
  2/7/2006                                   8,974                10,842
  2/8/2006                                   8,793                10,961
  2/9/2006                                   8,760                10,986
 2/10/2006                                   8,706                11,022
 2/11/2006                                   8,706                11,022
 2/12/2006                                   8,706                11,022
 2/13/2006                                   8,745                10,998
 2/14/2006                                   8,529                11,137
 2/15/2006                                   8,481                11,170
 2/16/2006                                   8,389                11,233
 2/17/2006                                   8,406                11,227
 2/18/2006                                   8,406                11,227
 2/19/2006                                   8,406                11,227
 2/20/2006                                   8,406                11,227
 2/21/2006                                   8,475                11,181
 2/22/2006                                   8,373                11,253
 2/23/2006                                   8,468                11,188
 2/24/2006                                   8,483                11,184
 2/25/2006                                   8,483                11,184
 2/26/2006                                   8,483                11,184
 2/27/2006                                   8,429                11,220
 2/28/2006                                   8,589                11,114
  3/1/2006                                   8,500                11,176
  3/2/2006                                   8,539                11,148
  3/3/2006                                   8,558                11,144
  3/4/2006                                   8,558                11,144
  3/5/2006                                   8,558                11,144
  3/6/2006                                   8,652                11,080
  3/7/2006                                   8,629                11,104
  3/8/2006                                   8,585                11,132
  3/9/2006                                   8,629                11,099
 3/10/2006                                   8,483                11,204
 3/11/2006                                   8,483                11,204
 3/12/2006                                   8,483                11,204
 3/13/2006                                   8,460                11,213
 3/14/2006                                   8,350                11,289
 3/15/2006                                   8,250                11,350
 3/16/2006                                   8,191                11,394
 3/17/2006                                   8,164                11,421
 3/18/2006                                   8,164                11,421
 3/19/2006                                   8,164                11,421
 3/20/2006                                   8,171                11,415
 3/21/2006                                   8,231                11,376
 3/22/2006                                   8,118                11,459
 3/23/2006                                   8,181                11,411
 3/24/2006                                   8,181                11,421
 3/25/2006                                   8,181                11,421
 3/26/2006                                   8,181                11,421
 3/27/2006                                   8,223                11,391
 3/28/2006                                   8,366                11,294
 3/29/2006                                   8,279                11,356
 3/30/2006                                   8,375                11,290
 3/31/2006                                   8,445                11,248
  4/1/2006                                   8,445                11,248
  4/2/2006                                   8,445                11,248
  4/3/2006                                   8,395                11,284
  4/4/2006                                   8,308                11,347
  4/5/2006                                   8,258                11,384
  4/6/2006                                   8,285                11,366
  4/7/2006                                   8,433                11,269
  4/8/2006                                   8,433                11,269
  4/9/2006                                   8,433                11,269
 4/10/2006                                   8,406                11,290
 4/11/2006                                   8,487                11,238
 4/12/2006                                   8,429                11,279
 4/13/2006                                   8,427                11,286
 4/14/2006                                   8,427                11,286
 4/15/2006                                   8,427                11,286
 4/16/2006                                   8,427                11,286
 4/17/2006                                   8,522                11,222
 4/18/2006                                   8,229                11,419
 4/19/2006                                   8,210                11,432
 4/20/2006                                   8,118                11,499
 4/21/2006                                   8,121                11,504
 4/22/2006                                   8,121                11,504
 4/23/2006                                   8,121                11,504
 4/24/2006                                   8,137                11,492
 4/25/2006                                   8,216                11,439
 4/26/2006                                   8,118                11,511
 4/27/2006                                   8,075                11,543
 4/28/2006                                   8,102                11,528
 4/29/2006                                   8,102                11,528
 4/30/2006                                   8,102                11,528
  5/1/2006                                   8,139                11,503
  5/2/2006                                   8,037                11,578
  5/3/2006                                   8,060                11,563
  5/4/2006                                   8,010                11,602
  5/5/2006                                   7,823                11,743
  5/6/2006                                   7,823                11,743
  5/7/2006                                   7,823                11,743
  5/8/2006                                   7,812                11,753
  5/9/2006                                   7,741                11,809
 5/10/2006                                   7,727                11,821
 5/11/2006                                   7,914                11,679
 5/12/2006                                   8,091                11,558
 5/13/2006                                   8,091                11,558
 5/14/2006                                   8,091                11,558
 5/15/2006                                   8,027                11,607
 5/16/2006                                   8,039                11,598
 5/17/2006                                   8,333                11,389
 5/18/2006                                   8,454                11,311
 5/19/2006                                   8,439                11,327
 5/20/2006                                   8,439                11,327
 5/21/2006                                   8,439                11,327
 5/22/2006                                   8,473                11,308
 5/23/2006                                   8,514                11,280
 5/24/2006                                   8,489                11,300
 5/25/2006                                   8,345                11,398
 5/26/2006                                   8,256                11,467
 5/27/2006                                   8,256                11,467
 5/28/2006                                   8,256                11,467
 5/29/2006                                   8,256                11,467
 5/30/2006                                   8,525                11,279
 5/31/2006                                   8,414                11,359
  6/1/2006                                   8,281                11,452
  6/2/2006                                   8,302                11,440
  6/3/2006                                   8,302                11,440
  6/4/2006                                   8,302                11,440
  6/5/2006                                   8,602                11,237
  6/6/2006                                   8,685                11,191
  6/7/2006                                   8,804                11,119
  6/8/2006                                   8,795                11,127
  6/9/2006                                   8,874                11,079
 6/10/2006                                   8,874                11,079
 6/11/2006                                   8,874                11,079
 6/12/2006                                   9,039                10,979
 6/13/2006                                   9,172                10,900
 6/14/2006                                   8,985                11,012
 6/15/2006                                   8,660                11,214
 6/16/2006                                   8,660                11,214
 6/17/2006                                   8,660                11,214
 6/18/2006                                   8,660                11,214
 6/19/2006                                   8,781                11,140
 6/20/2006                                   8,731                11,173
 6/21/2006                                   8,568                11,280
 6/22/2006                                   8,664                11,220
 6/23/2006                                   8,712                11,190
 6/24/2006                                   8,712                11,190
 6/25/2006                                   8,712                11,190
 6/26/2006                                   8,629                11,247
 6/27/2006                                   8,824                11,124
 6/28/2006                                   8,747                11,174
 6/29/2006                                   8,406                11,395
 6/30/2006                                   8,462                11,354
  7/1/2006                                   8,462                11,354
  7/2/2006                                   8,462                11,354
  7/3/2006                                   8,362                11,436
  7/4/2006                                   8,362                11,436
  7/5/2006                                   8,479                11,359
  7/6/2006                                   8,366                11,440
  7/7/2006                                   8,570                11,303
  7/8/2006                                   8,570                11,303
  7/9/2006                                   8,570                11,303
 7/10/2006                                   8,552                11,316
 7/11/2006                                   8,508                11,348
 7/12/2006                                   8,697                11,224
 7/13/2006                                   8,964                11,054
 7/14/2006                                   9,151                10,945
 7/15/2006                                   9,151                10,945
 7/16/2006                                   9,151                10,945
 7/17/2006                                   9,145                10,953
 7/18/2006                                   9,054                11,009
 7/19/2006                                   8,700                11,227
 7/20/2006                                   8,833                11,142
 7/21/2006                                   8,939                11,082
 7/22/2006                                   8,939                11,082
 7/23/2006                                   8,939                11,082
 7/24/2006                                   8,641                11,268
 7/25/2006                                   8,560                11,322
 7/26/2006                                   8,568                11,320
 7/27/2006                                   8,577                11,318
 7/28/2006                                   8,406                11,440
 7/29/2006                                   8,406                11,440
 7/30/2006                                   8,406                11,440
 7/31/2006                                   8,458                11,405
  8/1/2006                                   8,547                11,344
  8/2/2006                                   8,439                11,421
  8/3/2006                                   8,368                11,469
  8/4/2006                                   8,381                11,467
  8/5/2006                                   8,381                11,467
  8/6/2006                                   8,381                11,467
  8/7/2006                                   8,414                11,446
  8/8/2006                                   8,485                11,401
  8/9/2006                                   8,629                11,308
 8/10/2006                                   8,554                11,360
 8/11/2006                                   8,612                11,326
 8/12/2006                                   8,612                11,326
 8/13/2006                                   8,612                11,326
 8/14/2006                                   8,600                11,336
 8/15/2006                                   8,400                11,472
 8/16/2006                                   8,260                11,576
 8/17/2006                                   8,250                11,584
 8/18/2006                                   8,193                11,632
 8/19/2006                                   8,193                11,632
 8/20/2006                                   8,193                11,632
 8/21/2006                                   8,243                11,595
 8/22/2006                                   8,256                11,589
 8/23/2006                                   8,314                11,550
 8/24/2006                                   8,308                11,557
 8/25/2006                                   8,339                11,539
 8/26/2006                                   8,339                11,539
 8/27/2006                                   8,339                11,539
 8/28/2006                                   8,245                11,609
 8/29/2006                                   8,223                11,627
 8/30/2006                                   8,202                11,645
 8/31/2006                                   8,208                11,643
  9/1/2006                                   8,100                11,728
  9/2/2006                                   8,100                11,728
  9/3/2006                                   8,100                11,728
  9/4/2006                                   8,100                11,728
  9/5/2006                                   8,093                11,734
  9/6/2006                                   8,187                11,670
  9/7/2006                                   8,298                11,593
  9/8/2006                                   8,216                11,655
  9/9/2006                                   8,216                11,655
 9/10/2006                                   8,216                11,655
 9/11/2006                                   8,212                11,661
 9/12/2006                                   8,071                11,764
 9/13/2006                                   7,998                11,820
 9/14/2006                                   8,021                11,804
 9/15/2006                                   7,985                11,838
 9/16/2006                                   7,985                11,838
 9/17/2006                                   7,985                11,838
 9/18/2006                                   7,993                11,832
 9/19/2006                                   8,016                11,818
 9/20/2006                                   7,921                11,892
 9/21/2006                                   8,029                11,812
 9/22/2006                                   8,073                11,786
 9/23/2006                                   8,073                11,786
 9/24/2006                                   8,073                11,786
 9/25/2006                                   7,979                11,856
 9/26/2006                                   7,854                11,952
 9/27/2006                                   7,831                11,972
 9/28/2006                                   7,798                12,002
 9/29/2006                                   7,856                11,961
 9/30/2006                                   7,856                11,961
 10/1/2006                                   7,856                11,961
 10/2/2006                                   7,871                11,953
 10/3/2006                                   7,796                12,011
 10/4/2006                                   7,633                12,141
 10/5/2006                                   7,606                12,164
 10/6/2006                                   7,639                12,147
 10/7/2006                                   7,639                12,147
 10/8/2006                                   7,639                12,147
 10/9/2006                                   7,631                12,155
10/10/2006                                   7,623                12,164
10/11/2006                                   7,646                12,149
10/12/2006                                   7,525                12,247
10/13/2006                                   7,517                12,260
10/14/2006                                   7,517                12,260
10/15/2006                                   7,517                12,260
10/16/2006                                   7,496                12,280
10/17/2006                                   7,535                12,249
10/18/2006                                   7,483                12,295
10/19/2006                                   7,458                12,317
10/20/2006                                   7,479                12,308
10/21/2006                                   7,479                12,308
10/22/2006                                   7,479                12,308
10/23/2006                                   7,340                12,425
10/24/2006                                   7,329                12,437
10/25/2006                                   7,325                12,444
10/26/2006                                   7,294                12,473
10/27/2006                                   7,389                12,398
10/28/2006                                   7,389                12,398
10/29/2006                                   7,389                12,398
10/30/2006                                   7,396                12,394
10/31/2006                                   7,406                12,388
 11/1/2006                                   7,469                12,338
 11/2/2006                                   7,483                12,330
 11/3/2006                                   7,529                12,297
 11/4/2006                                   7,529                12,297
 11/5/2006                                   7,529                12,297
 11/6/2006                                   7,383                12,420
 11/7/2006                                   7,325                12,472
 11/8/2006                                   7,296                12,499
 11/9/2006                                   7,383                12,427
11/10/2006                                   7,385                12,432
11/11/2006                                   7,385                12,432
11/12/2006                                   7,385                12,432
11/13/2006                                   7,346                12,468
11/14/2006                                   7,242                12,557
11/15/2006                                   7,200                12,596
11/16/2006                                   7,137                12,653
11/17/2006                                   7,104                12,691
11/18/2006                                   7,104                12,691
11/19/2006                                   7,104                12,691
11/20/2006                                   7,135                12,664
11/21/2006                                   7,129                12,673
11/22/2006                                   7,127                12,679
11/23/2006                                   7,127                12,679
11/24/2006                                   7,185                12,634
11/25/2006                                   7,185                12,634
11/26/2006                                   7,185                12,634
11/27/2006                                   7,373                12,471
11/28/2006                                   7,356                12,488
11/29/2006                                   7,246                12,585
11/30/2006                                   7,254                12,580
 12/1/2006                                   7,294                12,551
 12/2/2006                                   7,294                12,551
 12/3/2006                                   7,294                12,551
 12/4/2006                                   7,190                12,643
 12/5/2006                                   7,137                12,693
 12/6/2006                                   7,162                12,673
 12/7/2006                                   7,202                12,641
 12/8/2006                                   7,177                12,671
 12/9/2006                                   7,177                12,671
12/10/2006                                   7,177                12,671
12/11/2006                                   7,154                12,693
12/12/2006                                   7,172                12,680
12/13/2006                                   7,168                12,686
12/14/2006                                   7,056                12,788
12/15/2006                                   7,030                12,818
12/16/2006                                   7,030                12,818
12/17/2006                                   7,030                12,818
12/18/2006                                   7,039                12,813
12/19/2006                                   7,007                12,844
12/20/2006                                   7,020                12,837
12/21/2006                                   7,066                12,795
12/22/2006                                   7,159                12,722
12/23/2006                                   7,159                12,722
12/24/2006                                   7,159                12,722
12/25/2006                                   7,159                12,722
12/26/2006                                   7,087                12,788
12/27/2006                                   6,971                12,894
12/28/2006                                   6,986                12,885
12/29/2006                                   7,039                12,845
12/30/2006                                   7,039                12,845
12/31/2006                                   7,039                12,845


AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/06
--------------------------------------------------------------------------------
                                                                        SINCE
                                                               ONE    INCEPTION
                                                              YEAR    (05/03/04)
--------------------------------------------------------------------------------
INVERSE DYNAMIC DOW FUND                                    -21.77%     -12.35%
DOW JONES INDUSTRIAL AVERAGE INDEX                           19.05%       9.86%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE DOW JONES INDUSTRIAL AVERAGE INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                          INVERSE DYNAMIC   DOW JONES INDUSTRIAL
                                             DOW FUND          AVERAGE INDEX
OTHER                                                               9.6%
INDUSTRIALS                                                        24.0%
CONSUMER STAPLES                                                   15.7%
FINANCIALS                                                         15.2%
INFORMATION TECHNOLOGY                                             12.1%
CONSUMER DISCRETIONARY                                              9.6%
HEALTH CARE                                                         8.7%
MATERIALS                                                           5.1%
FUTURES CONTRACTS SHORT SALES                  -27.9%
EQUITY INDEX SWAP AGREEMENTS SHORT SALES      -171.4%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

The Fund invests principally in derivative instruments such as equity index swap agreements, futures contracts, and options on index futures.


24 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

SMALL-CAP VALUE FUND

OBJECTIVE: To provide investment results that match the performance of a benchmark for small-cap value securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Value Index.

INCEPTION: May 3, 2004

The S&P SmallCap 600/Citigroup Pure Value Index was the best performing pure style index in 2006, with a gain of 21.44%. Sector performance among small-capitalization stocks was strong as seven sectors posted double-digit returns. The largest contributors to performance came from the industrials, utilities, materials and consumer discretionary sectors. Rydex Small-Cap Value Fund gained 19.21% for the same period.

                          CUMULATIVE FUND PERFORMANCE:
                         MAY 3, 2004 - DECEMBER 31, 2006

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                        S&P SMALLCAP 600/
    DATE               SMALL-CAP VALUE FUND         CITIGROUP PURE VALUE INDEX
  5/3/2004                   10,000                          10,000
  5/4/2004                   10,072                          10,091
  5/5/2004                   10,064                          10,066
  5/6/2004                    9,964                           9,942
  5/7/2004                    9,708                           9,635
  5/8/2004                    9,708                           9,635
  5/9/2004                    9,708                           9,635
 5/10/2004                    9,536                           9,461
 5/11/2004                    9,692                           9,608
 5/12/2004                    9,728                           9,647
 5/13/2004                    9,664                           9,552
 5/14/2004                    9,640                           9,492
 5/15/2004                    9,640                           9,492
 5/16/2004                    9,640                           9,492
 5/17/2004                    9,496                           9,330
 5/18/2004                    9,628                           9,516
 5/19/2004                    9,604                           9,493
 5/20/2004                    9,648                           9,552
 5/21/2004                    9,712                           9,643
 5/22/2004                    9,712                           9,643
 5/23/2004                    9,712                           9,643
 5/24/2004                    9,828                           9,734
 5/25/2004                   10,060                           9,974
 5/26/2004                   10,056                           9,967
 5/27/2004                   10,056                           9,968
 5/28/2004                   10,052                           9,972
 5/29/2004                   10,052                           9,972
 5/30/2004                   10,052                           9,972
 5/31/2004                   10,052                           9,972
  6/1/2004                   10,108                          10,052
  6/2/2004                   10,124                          10,076
  6/3/2004                    9,960                           9,921
  6/4/2004                   10,020                           9,976
  6/5/2004                   10,020                           9,976
  6/6/2004                   10,020                           9,976
  6/7/2004                   10,232                          10,205
  6/8/2004                   10,236                          10,250
  6/9/2004                   10,108                          10,114
 6/10/2004                   10,132                          10,156
 6/11/2004                   10,132                          10,156
 6/12/2004                   10,132                          10,156
 6/13/2004                   10,132                          10,156
 6/14/2004                    9,960                           9,964
 6/15/2004                   10,124                          10,151
 6/16/2004                   10,172                          10,208
 6/17/2004                   10,212                          10,277
 6/18/2004                   10,244                          10,327
 6/19/2004                   10,244                          10,327
 6/20/2004                   10,244                          10,327
 6/21/2004                   10,216                          10,317
 6/22/2004                   10,256                          10,354
 6/23/2004                   10,376                          10,488
 6/24/2004                   10,344                          10,445
 6/25/2004                   10,448                          10,607
 6/26/2004                   10,448                          10,607
 6/27/2004                   10,448                          10,607
 6/28/2004                   10,424                          10,597
 6/29/2004                   10,532                          10,720
 6/30/2004                   10,596                          10,766
  7/1/2004                   10,476                          10,635
  7/2/2004                   10,500                          10,662
  7/3/2004                   10,500                          10,662
  7/4/2004                   10,500                          10,662
  7/5/2004                   10,500                          10,662
  7/6/2004                   10,356                          10,522
  7/7/2004                   10,356                          10,521
  7/8/2004                   10,188                          10,327
  7/9/2004                   10,224                          10,333
 7/10/2004                   10,224                          10,333
 7/11/2004                   10,224                          10,333
 7/12/2004                   10,216                          10,329
 7/13/2004                   10,252                          10,365
 7/14/2004                   10,204                          10,336
 7/15/2004                   10,248                          10,367
 7/16/2004                   10,188                          10,306
 7/17/2004                   10,188                          10,306
 7/18/2004                   10,188                          10,306
 7/19/2004                   10,180                          10,302
 7/20/2004                   10,320                          10,438
 7/21/2004                   10,088                          10,186
 7/22/2004                    9,996                          10,042
 7/23/2004                    9,924                           9,972
 7/24/2004                    9,924                           9,972
 7/25/2004                    9,924                           9,972
 7/26/2004                    9,856                           9,881
 7/27/2004                   10,016                          10,083
 7/28/2004                    9,960                          10,078
 7/29/2004                   10,096                          10,253
 7/30/2004                   10,100                          10,271
 7/31/2004                   10,100                          10,271
  8/1/2004                   10,100                          10,271
  8/2/2004                   10,140                          10,294
  8/3/2004                   10,012                          10,175
  8/4/2004                   10,024                          10,174
  8/5/2004                    9,852                           9,952
  8/6/2004                    9,640                           9,743
  8/7/2004                    9,640                           9,743
  8/8/2004                    9,640                           9,743
  8/9/2004                    9,644                           9,733
 8/10/2004                    9,824                           9,926
 8/11/2004                    9,808                           9,922
 8/12/2004                    9,608                           9,731
 8/13/2004                    9,620                           9,735
 8/14/2004                    9,620                           9,735
 8/15/2004                    9,620                           9,735
 8/16/2004                    9,836                           9,949
 8/17/2004                    9,856                           9,957
 8/18/2004                   10,016                          10,090
 8/19/2004                    9,960                          10,051
 8/20/2004                   10,136                          10,212
 8/21/2004                   10,136                          10,212
 8/22/2004                   10,136                          10,212
 8/23/2004                   10,032                          10,106
 8/24/2004                   10,092                          10,142
 8/25/2004                   10,132                          10,170
 8/26/2004                   10,116                          10,190
 8/27/2004                   10,188                          10,250
 8/28/2004                   10,188                          10,250
 8/29/2004                   10,188                          10,250
 8/30/2004                   10,064                          10,156
 8/31/2004                   10,120                          10,211
  9/1/2004                   10,192                          10,272
  9/2/2004                   10,344                          10,425
  9/3/2004                   10,276                          10,365
  9/4/2004                   10,276                          10,365
  9/5/2004                   10,276                          10,365
  9/6/2004                   10,276                          10,365
  9/7/2004                   10,408                          10,504
  9/8/2004                   10,316                          10,411
  9/9/2004                   10,448                          10,554
 9/10/2004                   10,492                          10,573
 9/11/2004                   10,492                          10,573
 9/12/2004                   10,492                          10,573
 9/13/2004                   10,536                          10,582
 9/14/2004                   10,476                          10,543
 9/15/2004                   10,436                          10,488
 9/16/2004                   10,548                          10,603
 9/17/2004                   10,556                          10,589
 9/18/2004                   10,556                          10,589
 9/19/2004                   10,556                          10,589
 9/20/2004                   10,496                          10,507
 9/21/2004                   10,628                          10,636
 9/22/2004                   10,444                          10,449
 9/23/2004                   10,444                          10,449
 9/24/2004                   10,440                          10,483
 9/25/2004                   10,440                          10,483
 9/26/2004                   10,440                          10,483
 9/27/2004                   10,340                          10,367
 9/28/2004                   10,452                          10,515
 9/29/2004                   10,564                          10,619
 9/30/2004                   10,600                          10,671
 10/1/2004                   10,828                          10,911
 10/2/2004                   10,828                          10,911
 10/3/2004                   10,828                          10,911
 10/4/2004                   10,888                          10,986
 10/5/2004                   10,856                          10,938
 10/6/2004                   10,964                          11,061
 10/7/2004                   10,756                          10,878
 10/8/2004                   10,660                          10,786
 10/9/2004                   10,660                          10,786
10/10/2004                   10,660                          10,786
10/11/2004                   10,652                          10,777
10/12/2004                   10,672                          10,772
10/13/2004                   10,520                          10,552
10/14/2004                   10,392                          10,395
10/15/2004                   10,472                          10,491
10/16/2004                   10,472                          10,491
10/17/2004                   10,472                          10,491
10/18/2004                   10,476                          10,464
10/19/2004                   10,384                          10,310
10/20/2004                   10,404                          10,316
10/21/2004                   10,528                          10,447
10/22/2004                   10,348                          10,285
10/23/2004                   10,348                          10,285
10/24/2004                   10,348                          10,285
10/25/2004                   10,420                          10,384
10/26/2004                   10,592                          10,566
10/27/2004                   10,752                          10,681
10/28/2004                   10,700                          10,609
10/29/2004                   10,672                          10,585
10/30/2004                   10,672                          10,585
10/31/2004                   10,672                          10,585
 11/1/2004                   10,744                          10,653
 11/2/2004                   10,712                          10,646
 11/3/2004                   10,888                          10,829
 11/4/2004                   11,016                          10,983
 11/5/2004                   11,040                          11,028
 11/6/2004                   11,040                          11,028
 11/7/2004                   11,040                          11,028
 11/8/2004                   10,996                          10,988
 11/9/2004                   11,076                          11,111
11/10/2004                   11,116                          11,157
11/11/2004                   11,236                          11,292
11/12/2004                   11,332                          11,382
11/13/2004                   11,332                          11,382
11/14/2004                   11,332                          11,382
11/15/2004                   11,360                          11,418
11/16/2004                   11,256                          11,333
11/17/2004                   11,364                          11,469
11/18/2004                   11,356                          11,446
11/19/2004                   11,236                          11,365
11/20/2004                   11,236                          11,365
11/21/2004                   11,236                          11,365
11/22/2004                   11,392                          11,549
11/23/2004                   11,444                          11,586
11/24/2004                   11,544                          11,662
11/25/2004                   11,544                          11,662
11/26/2004                   11,572                          11,711
11/27/2004                   11,572                          11,711
11/28/2004                   11,572                          11,711
11/29/2004                   11,644                          11,811
11/30/2004                   11,616                          11,799
 12/1/2004                   11,792                          11,938
 12/2/2004                   11,724                          11,864
 12/3/2004                   11,708                          11,847
 12/4/2004                   11,708                          11,847
 12/5/2004                   11,708                          11,847
 12/6/2004                   11,652                          11,761
 12/7/2004                   11,408                          11,495
 12/8/2004                   11,492                          11,588
 12/9/2004                   11,484                          11,590
12/10/2004                   11,520                          11,646
12/11/2004                   11,520                          11,646
12/12/2004                   11,520                          11,646
12/13/2004                   11,604                          11,736
12/14/2004                   11,664                          11,781
12/15/2004                   11,772                          11,897
12/16/2004                   11,676                          11,842
12/17/2004                   11,680                          11,872
12/18/2004                   11,680                          11,872
12/19/2004                   11,680                          11,872
12/20/2004                   11,580                          11,822
12/21/2004                   11,724                          12,044
12/22/2004                   11,772                          12,069
12/23/2004                   11,760                          12,073
12/24/2004                   11,760                          12,073
12/25/2004                   11,760                          12,073
12/26/2004                   11,760                          12,073
12/27/2004                   11,640                          11,952
12/28/2004                   11,828                          12,161
12/29/2004                   11,816                          12,157
12/30/2004                   11,803                          12,118
12/31/2004                   11,803                          12,133
  1/1/2005                   11,803                          12,133
  1/2/2005                   11,803                          12,133
  1/3/2005                   11,574                          11,905
  1/4/2005                   11,382                          11,713
  1/5/2005                   11,181                          11,500
  1/6/2005                   11,206                          11,519
  1/7/2005                   11,079                          11,424
  1/8/2005                   11,079                          11,424
  1/9/2005                   11,079                          11,424
 1/10/2005                   11,169                          11,536
 1/11/2005                   11,054                          11,386
 1/12/2005                   11,091                          11,414
 1/13/2005                   11,022                          11,373
 1/14/2005                   11,206                          11,622
 1/15/2005                   11,206                          11,622
 1/16/2005                   11,206                          11,622
 1/17/2005                   11,206                          11,622
 1/18/2005                   11,320                          11,773
 1/19/2005                   11,210                          11,631
 1/20/2005                   11,116                          11,520
 1/21/2005                   11,087                          11,493
 1/22/2005                   11,087                          11,493
 1/23/2005                   11,087                          11,493
 1/24/2005                   10,997                          11,396
 1/25/2005                   11,017                          11,437
 1/26/2005                   11,206                          11,607
 1/27/2005                   11,218                          11,638
 1/28/2005                   11,136                          11,527
 1/29/2005                   11,136                          11,527
 1/30/2005                   11,136                          11,527
 1/31/2005                   11,357                          11,801
  2/1/2005                   11,443                          11,891
  2/2/2005                   11,517                          11,987
  2/3/2005                   11,488                          11,965
  2/4/2005                   11,627                          12,070
  2/5/2005                   11,627                          12,070
  2/6/2005                   11,627                          12,070
  2/7/2005                   11,644                          12,124
  2/8/2005                   11,672                          12,165
  2/9/2005                   11,472                          11,936
 2/10/2005                   11,500                          11,940
 2/11/2005                   11,595                          12,045
 2/12/2005                   11,595                          12,045
 2/13/2005                   11,595                          12,045
 2/14/2005                   11,599                          12,081
 2/15/2005                   11,595                          12,067
 2/16/2005                   11,676                          12,200
 2/17/2005                   11,541                          12,070
 2/18/2005                   11,554                          12,090
 2/19/2005                   11,554                          12,090
 2/20/2005                   11,554                          12,090
 2/21/2005                   11,554                          12,090
 2/22/2005                   11,337                          11,803
 2/23/2005                   11,398                          11,876
 2/24/2005                   11,529                          12,032
 2/25/2005                   11,725                          12,274
 2/26/2005                   11,725                          12,274
 2/27/2005                   11,725                          12,274
 2/28/2005                   11,685                          12,222
  3/1/2005                   11,791                          12,336
  3/2/2005                   11,746                          12,308
  3/3/2005                   11,787                          12,358
  3/4/2005                   11,934                          12,564
  3/5/2005                   11,934                          12,564
  3/6/2005                   11,934                          12,564
  3/7/2005                   11,918                          12,534
  3/8/2005                   11,828                          12,402
  3/9/2005                   11,693                          12,239
 3/10/2005                   11,611                          12,113
 3/11/2005                   11,619                          12,194
 3/12/2005                   11,619                          12,194
 3/13/2005                   11,619                          12,194
 3/14/2005                   11,672                          12,214
 3/15/2005                   11,631                          12,254
 3/16/2005                   11,574                          12,197
 3/17/2005                   11,615                          12,282
 3/18/2005                   11,578                          12,217
 3/19/2005                   11,578                          12,217
 3/20/2005                   11,578                          12,217
 3/21/2005                   11,558                          12,183
 3/22/2005                   11,500                          12,154
 3/23/2005                   11,382                          11,995
 3/24/2005                   11,435                          12,115
 3/25/2005                   11,435                          12,115
 3/26/2005                   11,435                          12,115
 3/27/2005                   11,435                          12,115
 3/28/2005                   11,431                          12,055
 3/29/2005                   11,251                          11,819
 3/30/2005                   11,443                          12,025
 3/31/2005                   11,435                          12,031
  4/1/2005                   11,357                          11,962
  4/2/2005                   11,357                          11,962
  4/3/2005                   11,357                          11,962
  4/4/2005                   11,410                          12,043
  4/5/2005                   11,406                          12,070
  4/6/2005                   11,398                          12,068
  4/7/2005                   11,500                          12,173
  4/8/2005                   11,349                          12,010
  4/9/2005                   11,349                          12,010
 4/10/2005                   11,349                          12,010
 4/11/2005                   11,283                          11,952
 4/12/2005                   11,427                          12,096
 4/13/2005                   11,230                          11,867
 4/14/2005                   11,034                          11,605
 4/15/2005                   10,825                          11,368
 4/16/2005                   10,825                          11,368
 4/17/2005                   10,825                          11,368
 4/18/2005                   10,911                          11,492
 4/19/2005                   11,071                          11,681
 4/20/2005                   10,858                          11,458
 4/21/2005                   11,067                          11,662
 4/22/2005                   10,931                          11,496
 4/23/2005                   10,931                          11,496
 4/24/2005                   10,931                          11,496
 4/25/2005                   11,067                          11,641
 4/26/2005                   10,936                          11,551
 4/27/2005                   10,940                          11,490
 4/28/2005                   10,727                          11,209
 4/29/2005                   10,801                          11,280
 4/30/2005                   10,801                          11,280
  5/1/2005                   10,801                          11,280
  5/2/2005                   10,919                          11,394
  5/3/2005                   10,878                          11,346
  5/4/2005                   11,083                          11,585
  5/5/2005                   11,042                          11,539
  5/6/2005                   11,075                          11,596
  5/7/2005                   11,075                          11,596
  5/8/2005                   11,075                          11,596
  5/9/2005                   11,173                          11,713
 5/10/2005                   11,050                          11,635
 5/11/2005                   11,083                          11,671
 5/12/2005                   10,923                          11,447
 5/13/2005                   10,821                          11,312
 5/14/2005                   10,821                          11,312
 5/15/2005                   10,821                          11,312
 5/16/2005                   11,013                          11,495
 5/17/2005                   11,067                          11,564
 5/18/2005                   11,304                          11,852
 5/19/2005                   11,341                          11,871
 5/20/2005                   11,324                          11,877
 5/21/2005                   11,324                          11,877
 5/22/2005                   11,324                          11,877
 5/23/2005                   11,386                          11,954
 5/24/2005                   11,378                          11,946
 5/25/2005                   11,251                          11,846
 5/26/2005                   11,410                          12,026
 5/27/2005                   11,443                          12,086
 5/28/2005                   11,443                          12,086
 5/29/2005                   11,443                          12,086
 5/30/2005                   11,443                          12,086
 5/31/2005                   11,431                          12,085
  6/1/2005                   11,578                          12,247
  6/2/2005                   11,619                          12,289
  6/3/2005                   11,525                          12,194
  6/4/2005                   11,525                          12,194
  6/5/2005                   11,525                          12,194
  6/6/2005                   11,586                          12,273
  6/7/2005                   11,644                          12,333
  6/8/2005                   11,582                          12,276
  6/9/2005                   11,676                          12,339
 6/10/2005                   11,672                          12,361
 6/11/2005                   11,672                          12,361
 6/12/2005                   11,672                          12,361
 6/13/2005                   11,721                          12,451
 6/14/2005                   11,852                          12,585
 6/15/2005                   11,922                          12,673
 6/16/2005                   12,012                          12,796
 6/17/2005                   11,975                          12,755
 6/18/2005                   11,975                          12,755
 6/19/2005                   11,975                          12,755
 6/20/2005                   11,930                          12,743
 6/21/2005                   11,906                          12,708
 6/22/2005                   11,942                          12,743
 6/23/2005                   11,787                          12,493
 6/24/2005                   11,652                          12,311
 6/25/2005                   11,652                          12,311
 6/26/2005                   11,652                          12,311
 6/27/2005                   11,631                          12,340
 6/28/2005                   11,865                          12,596
 6/29/2005                   11,906                          12,673
 6/30/2005                   11,856                          12,587
  7/1/2005                   11,914                          12,624
  7/2/2005                   11,914                          12,624
  7/3/2005                   11,914                          12,624
  7/4/2005                   11,914                          12,624
  7/5/2005                   12,098                          12,814
  7/6/2005                   11,996                          12,715
  7/7/2005                   12,016                          12,756
  7/8/2005                   12,233                          12,993
  7/9/2005                   12,233                          12,993
 7/10/2005                   12,233                          12,993
 7/11/2005                   12,380                          13,181
 7/12/2005                   12,380                          13,147
 7/13/2005                   12,331                          13,129
 7/14/2005                   12,266                          13,008
 7/15/2005                   12,262                          13,003
 7/16/2005                   12,262                          13,003
 7/17/2005                   12,262                          13,003
 7/18/2005                   12,176                          12,940
 7/19/2005                   12,364                          13,202
 7/20/2005                   12,540                          13,389
 7/21/2005                   12,339                          13,195
 7/22/2005                   12,528                          13,406
 7/23/2005                   12,528                          13,406
 7/24/2005                   12,528                          13,406
 7/25/2005                   12,413                          13,237
 7/26/2005                   12,462                          13,363
 7/27/2005                   12,466                          13,341
 7/28/2005                   12,593                          13,574
 7/29/2005                   12,528                          13,495
 7/30/2005                   12,528                          13,495
 7/31/2005                   12,528                          13,495
  8/1/2005                   12,573                          13,545
  8/2/2005                   12,720                          13,728
  8/3/2005                   12,634                          13,660
  8/4/2005                   12,425                          13,397
  8/5/2005                   12,274                          13,156
  8/6/2005                   12,274                          13,156
  8/7/2005                   12,274                          13,156
  8/8/2005                   12,208                          13,102
  8/9/2005                   12,225                          13,136
 8/10/2005                   12,225                          13,206
 8/11/2005                   12,356                          13,335
 8/12/2005                   12,208                          13,171
 8/13/2005                   12,208                          13,171
 8/14/2005                   12,208                          13,171
 8/15/2005                   12,278                          13,270
 8/16/2005                   12,118                          13,067
 8/17/2005                   12,102                          13,048
 8/18/2005                   12,045                          12,969
 8/19/2005                   12,057                          13,016
 8/20/2005                   12,057                          13,016
 8/21/2005                   12,057                          13,016
 8/22/2005                   12,147                          13,151
 8/23/2005                   12,086                          13,070
 8/24/2005                   12,061                          13,055
 8/25/2005                   12,114                          13,137
 8/26/2005                   11,926                          12,936
 8/27/2005                   11,926                          12,936
 8/28/2005                   11,926                          12,936
 8/29/2005                   12,053                          13,096
 8/30/2005                   12,016                          13,086
 8/31/2005                   12,258                          13,439
  9/1/2005                   12,286                          13,493
  9/2/2005                   12,208                          13,419
  9/3/2005                   12,208                          13,419
  9/4/2005                   12,208                          13,419
  9/5/2005                   12,208                          13,419
  9/6/2005                   12,376                          13,657
  9/7/2005                   12,384                          13,677
  9/8/2005                   12,325                          13,542
  9/9/2005                   12,421                          13,705
 9/10/2005                   12,421                          13,705
 9/11/2005                   12,421                          13,705
 9/12/2005                   12,462                          13,731
 9/13/2005                   12,335                          13,592
 9/14/2005                   12,243                          13,478
 9/15/2005                   12,248                          13,509
 9/16/2005                   12,335                          13,610
 9/17/2005                   12,335                          13,610
 9/18/2005                   12,335                          13,610
 9/19/2005                   12,271                          13,495
 9/20/2005                   12,134                          13,340
 9/21/2005                   11,965                          13,153
 9/22/2005                   11,969                          13,133
 9/23/2005                   12,033                          13,203
 9/24/2005                   12,033                          13,203
 9/25/2005                   12,033                          13,203
 9/26/2005                   12,115                          13,315
 9/27/2005                   12,115                          13,332
 9/28/2005                   12,061                          13,252
 9/29/2005                   12,230                          13,398
 9/30/2005                   12,266                          13,437
 10/1/2005                   12,266                          13,437
 10/2/2005                   12,266                          13,437
 10/3/2005                   12,312                          13,479
 10/4/2005                   12,193                          13,370
 10/5/2005                   11,855                          13,021
 10/6/2005                   11,777                          13,002
 10/7/2005                   11,878                          13,091
 10/8/2005                   11,878                          13,091
 10/9/2005                   11,878                          13,091
10/10/2005                   11,759                          12,952
10/11/2005                   11,622                          12,776
10/12/2005                   11,499                          12,617
10/13/2005                   11,531                          12,671
10/14/2005                   11,682                          12,775
10/15/2005                   11,682                          12,775
10/16/2005                   11,682                          12,775
10/17/2005                   11,668                          12,776
10/18/2005                   11,545                          12,689
10/19/2005                   11,782                          12,928
10/20/2005                   11,549                          12,702
10/21/2005                   11,654                          12,752
10/22/2005                   11,654                          12,752
10/23/2005                   11,654                          12,752
10/24/2005                   11,914                          13,006
10/25/2005                   11,814                          12,872
10/26/2005                   11,727                          12,811
10/27/2005                   11,490                          12,600
10/28/2005                   11,736                          12,837
10/29/2005                   11,736                          12,837
10/30/2005                   11,736                          12,837
10/31/2005                   11,914                          13,050
 11/1/2005                   11,883                          13,003
 11/2/2005                   12,129                          13,248
 11/3/2005                   12,134                          13,250
 11/4/2005                   12,125                          13,249
 11/5/2005                   12,125                          13,249
 11/6/2005                   12,125                          13,249
 11/7/2005                   12,193                          13,365
 11/8/2005                   12,093                          13,237
 11/9/2005                   12,138                          13,310
11/10/2005                   12,225                          13,401
11/11/2005                   12,248                          13,398
11/12/2005                   12,248                          13,398
11/13/2005                   12,248                          13,398
11/14/2005                   12,202                          13,336
11/15/2005                   12,061                          13,139
11/16/2005                   12,042                          13,068
11/17/2005                   12,248                          13,269
11/18/2005                   12,312                          13,370
11/19/2005                   12,312                          13,370
11/20/2005                   12,312                          13,370
11/21/2005                   12,417                          13,522
11/22/2005                   12,462                          13,555
11/23/2005                   12,499                          13,634
11/24/2005                   12,499                          13,634
11/25/2005                   12,499                          13,647
11/26/2005                   12,499                          13,647
11/27/2005                   12,499                          13,647
11/28/2005                   12,284                          13,449
11/29/2005                   12,348                          13,508
11/30/2005                   12,408                          13,576
 12/1/2005                   12,622                          13,782
 12/2/2005                   12,599                          13,775
 12/3/2005                   12,599                          13,775
 12/4/2005                   12,599                          13,775
 12/5/2005                   12,536                          13,735
 12/6/2005                   12,568                          13,765
 12/7/2005                   12,476                          13,685
 12/8/2005                   12,504                          13,699
 12/9/2005                   12,549                          13,772
12/10/2005                   12,549                          13,772
12/11/2005                   12,549                          13,772
12/12/2005                   12,558                          13,748
12/13/2005                   12,558                          13,738
12/14/2005                   12,595                          13,741
12/15/2005                   12,462                          13,629
12/16/2005                   12,376                          13,656
12/17/2005                   12,376                          13,656
12/18/2005                   12,376                          13,656
12/19/2005                   12,230                          13,537
12/20/2005                   12,211                          13,520
12/21/2005                   12,294                          13,600
12/22/2005                   12,299                          13,607
12/23/2005                   12,366                          13,684
12/24/2005                   12,366                          13,684
12/25/2005                   12,366                          13,684
12/26/2005                   12,366                          13,684
12/27/2005                   12,204                          13,503
12/28/2005                   12,294                          13,608
12/29/2005                   12,299                          13,614
12/30/2005                   12,232                          13,539
12/31/2005                   12,232                          13,539
  1/1/2006                   12,232                          13,539
  1/2/2006                   12,232                          13,539
  1/3/2006                   12,356                          13,680
  1/4/2006                   12,418                          13,746
  1/5/2006                   12,461                          13,797
  1/6/2006                   12,561                          13,912
  1/7/2006                   12,561                          13,912
  1/8/2006                   12,561                          13,912
  1/9/2006                   12,690                          14,060
 1/10/2006                   12,809                          14,189
 1/11/2006                   12,756                          14,136
 1/12/2006                   12,671                          14,038
 1/13/2006                   12,709                          14,082
 1/14/2006                   12,709                          14,082
 1/15/2006                   12,709                          14,082
 1/16/2006                   12,709                          14,082
 1/17/2006                   12,633                          14,000
 1/18/2006                   12,747                          14,129
 1/19/2006                   12,895                          14,293
 1/20/2006                   12,771                          14,158
 1/21/2006                   12,771                          14,158
 1/22/2006                   12,771                          14,158
 1/23/2006                   12,818                          14,213
 1/24/2006                   13,014                          14,431
 1/25/2006                   13,047                          14,465
 1/26/2006                   13,285                          14,733
 1/27/2006                   13,338                          14,793
 1/28/2006                   13,338                          14,793
 1/29/2006                   13,338                          14,793
 1/30/2006                   13,271                          14,722
 1/31/2006                   13,328                          14,786
  2/1/2006                   13,338                          14,795
  2/2/2006                   13,147                          14,585
  2/3/2006                   13,061                          14,490
  2/4/2006                   13,061                          14,490
  2/5/2006                   13,061                          14,490
  2/6/2006                   13,147                          14,590
  2/7/2006                   13,004                          14,432
  2/8/2006                   13,090                          14,527
  2/9/2006                   13,028                          14,457
 2/10/2006                   13,033                          14,465
 2/11/2006                   13,033                          14,465
 2/12/2006                   13,033                          14,465
 2/13/2006                   12,909                          14,329
 2/14/2006                   13,119                          14,566
 2/15/2006                   13,204                          14,657
 2/16/2006                   13,314                          14,782
 2/17/2006                   13,333                          14,804
 2/18/2006                   13,333                          14,804
 2/19/2006                   13,333                          14,804
 2/20/2006                   13,333                          14,804
 2/21/2006                   13,209                          14,670
 2/22/2006                   13,333                          14,810
 2/23/2006                   13,285                          14,756
 2/24/2006                   13,362                          14,845
 2/25/2006                   13,362                          14,845
 2/26/2006                   13,362                          14,845
 2/27/2006                   13,476                          14,971
 2/28/2006                   13,262                          14,735
  3/1/2006                   13,419                          14,910
  3/2/2006                   13,338                          14,817
  3/3/2006                   13,290                          14,769
  3/4/2006                   13,290                          14,769
  3/5/2006                   13,290                          14,769
  3/6/2006                   13,223                          14,695
  3/7/2006                   13,038                          14,488
  3/8/2006                   13,057                          14,517
  3/9/2006                   12,995                          14,452
 3/10/2006                   13,185                          14,670
 3/11/2006                   13,185                          14,670
 3/12/2006                   13,185                          14,670
 3/13/2006                   13,195                          14,682
 3/14/2006                   13,309                          14,811
 3/15/2006                   13,376                          14,887
 3/16/2006                   13,424                          14,943
 3/17/2006                   13,500                          15,028
 3/18/2006                   13,500                          15,028
 3/19/2006                   13,500                          15,028
 3/20/2006                   13,538                          15,073
 3/21/2006                   13,347                          14,858
 3/22/2006                   13,576                          15,113
 3/23/2006                   13,619                          15,166
 3/24/2006                   13,710                          15,265
 3/25/2006                   13,710                          15,265
 3/26/2006                   13,710                          15,265
 3/27/2006                   13,714                          15,270
 3/28/2006                   13,629                          15,177
 3/29/2006                   13,862                          15,437
 3/30/2006                   13,819                          15,392
 3/31/2006                   13,848                          15,422
  4/1/2006                   13,848                          15,422
  4/2/2006                   13,848                          15,422
  4/3/2006                   13,791                          15,358
  4/4/2006                   13,867                          15,446
  4/5/2006                   13,891                          15,473
  4/6/2006                   13,886                          15,467
  4/7/2006                   13,724                          15,288
  4/8/2006                   13,724                          15,288
  4/9/2006                   13,724                          15,288
 4/10/2006                   13,633                          15,193
 4/11/2006                   13,471                          15,012
 4/12/2006                   13,547                          15,096
 4/13/2006                   13,552                          15,108
 4/14/2006                   13,552                          15,108
 4/15/2006                   13,552                          15,108
 4/16/2006                   13,552                          15,108
 4/17/2006                   13,528                          15,082
 4/18/2006                   13,833                          15,423
 4/19/2006                   13,986                          15,591
 4/20/2006                   13,962                          15,567
 4/21/2006                   13,910                          15,509
 4/22/2006                   13,910                          15,509
 4/23/2006                   13,910                          15,509
 4/24/2006                   13,833                          15,427
 4/25/2006                   13,819                          15,411
 4/26/2006                   13,843                          15,438
 4/27/2006                   13,791                          15,381
 4/28/2006                   13,857                          15,459
 4/29/2006                   13,857                          15,459
 4/30/2006                   13,857                          15,459
  5/1/2006                   13,819                          15,414
  5/2/2006                   13,981                          15,594
  5/3/2006                   13,986                          15,604
  5/4/2006                   14,029                          15,652
  5/5/2006                   14,157                          15,796
  5/6/2006                   14,157                          15,796
  5/7/2006                   14,157                          15,796
  5/8/2006                   14,172                          15,815
  5/9/2006                   14,162                          15,803
 5/10/2006                   14,024                          15,650
 5/11/2006                   13,619                          15,196
 5/12/2006                   13,343                          14,893
 5/13/2006                   13,343                          14,893
 5/14/2006                   13,343                          14,893
 5/15/2006                   13,304                          14,847
 5/16/2006                   13,314                          14,857
 5/17/2006                   13,123                          14,646
 5/18/2006                   13,023                          14,534
 5/19/2006                   13,133                          14,660
 5/20/2006                   13,133                          14,660
 5/21/2006                   13,133                          14,660
 5/22/2006                   13,081                          14,605
 5/23/2006                   12,971                          14,479
 5/24/2006                   13,066                          14,586
 5/25/2006                   13,262                          14,809
 5/26/2006                   13,223                          14,757
 5/27/2006                   13,223                          14,757
 5/28/2006                   13,223                          14,757
 5/29/2006                   13,223                          14,757
 5/30/2006                   12,899                          14,399
 5/31/2006                   13,066                          14,578
  6/1/2006                   13,300                          14,847
  6/2/2006                   13,319                          14,870
  6/3/2006                   13,319                          14,870
  6/4/2006                   13,319                          14,870
  6/5/2006                   12,952                          14,461
  6/6/2006                   12,861                          14,360
  6/7/2006                   12,833                          14,330
  6/8/2006                   12,914                          14,422
  6/9/2006                   12,809                          14,304
 6/10/2006                   12,809                          14,304
 6/11/2006                   12,809                          14,304
 6/12/2006                   12,523                          13,986
 6/13/2006                   12,337                          13,777
 6/14/2006                   12,332                          13,772
 6/15/2006                   12,728                          14,214
 6/16/2006                   12,609                          14,084
 6/17/2006                   12,609                          14,084
 6/18/2006                   12,609                          14,084
 6/19/2006                   12,413                          13,866
 6/20/2006                   12,351                          13,798
 6/21/2006                   12,556                          14,026
 6/22/2006                   12,604                          14,083
 6/23/2006                   12,614                          14,098
 6/24/2006                   12,614                          14,098
 6/25/2006                   12,614                          14,098
 6/26/2006                   12,785                          14,292
 6/27/2006                   12,599                          14,081
 6/28/2006                   12,661                          14,155
 6/29/2006                   13,119                          14,664
 6/30/2006                   13,247                          14,813
  7/1/2006                   13,247                          14,813
  7/2/2006                   13,247                          14,813
  7/3/2006                   13,295                          14,869
  7/4/2006                   13,295                          14,869
  7/5/2006                   13,166                          14,724
  7/6/2006                   13,238                          14,806
  7/7/2006                   13,033                          14,576
  7/8/2006                   13,033                          14,576
  7/9/2006                   13,033                          14,576
 7/10/2006                   13,090                          14,641
 7/11/2006                   13,176                          14,741
 7/12/2006                   12,918                          14,450
 7/13/2006                   12,647                          14,144
 7/14/2006                   12,533                          14,021
 7/15/2006                   12,533                          14,021
 7/16/2006                   12,533                          14,021
 7/17/2006                   12,442                          13,918
 7/18/2006                   12,537                          14,027
 7/19/2006                   12,923                          14,452
 7/20/2006                   12,614                          14,100
 7/21/2006                   12,423                          13,892
 7/22/2006                   12,423                          13,892
 7/23/2006                   12,423                          13,892
 7/24/2006                   12,766                          14,276
 7/25/2006                   12,909                          14,438
 7/26/2006                   12,818                          14,334
 7/27/2006                   12,671                          14,170
 7/28/2006                   12,947                          14,487
 7/29/2006                   12,947                          14,487
 7/30/2006                   12,947                          14,487
 7/31/2006                   12,961                          14,504
  8/1/2006                   12,756                          14,275
  8/2/2006                   12,785                          14,309
  8/3/2006                   12,928                          14,472
  8/4/2006                   12,842                          14,373
  8/5/2006                   12,842                          14,373
  8/6/2006                   12,842                          14,373
  8/7/2006                   12,771                          14,297
  8/8/2006                   12,604                          14,108
  8/9/2006                   12,504                          14,000
 8/10/2006                   12,580                          14,084
 8/11/2006                   12,413                          13,915
 8/12/2006                   12,413                          13,915
 8/13/2006                   12,413                          13,915
 8/14/2006                   12,480                          13,993
 8/15/2006                   12,709                          14,250
 8/16/2006                   12,852                          14,413
 8/17/2006                   12,890                          14,454
 8/18/2006                   12,933                          14,504
 8/19/2006                   12,933                          14,504
 8/20/2006                   12,933                          14,504
 8/21/2006                   12,876                          14,445
 8/22/2006                   12,961                          14,541
 8/23/2006                   12,809                          14,366
 8/24/2006                   12,756                          14,308
 8/25/2006                   12,771                          14,327
 8/26/2006                   12,771                          14,327
 8/27/2006                   12,771                          14,327
 8/28/2006                   12,895                          14,469
 8/29/2006                   13,052                          14,643
 8/30/2006                   13,085                          14,685
 8/31/2006                   13,095                          14,695
  9/1/2006                   13,142                          14,751
  9/2/2006                   13,142                          14,751
  9/3/2006                   13,142                          14,751
  9/4/2006                   13,142                          14,751
  9/5/2006                   13,281                          14,911
  9/6/2006                   13,028                          14,623
  9/7/2006                   12,895                          14,473
  9/8/2006                   12,928                          14,514
  9/9/2006                   12,928                          14,514
 9/10/2006                   12,928                          14,514
 9/11/2006                   12,871                          14,452
 9/12/2006                   13,142                          14,757
 9/13/2006                   13,285                          14,917
 9/14/2006                   13,209                          14,831
 9/15/2006                   13,281                          14,914
 9/16/2006                   13,281                          14,914
 9/17/2006                   13,281                          14,914
 9/18/2006                   13,257                          14,888
 9/19/2006                   13,200                          14,823
 9/20/2006                   13,333                          14,976
 9/21/2006                   13,219                          14,848
 9/22/2006                   13,171                          14,798
 9/23/2006                   13,171                          14,798
 9/24/2006                   13,171                          14,798
 9/25/2006                   13,309                          14,954
 9/26/2006                   13,328                          14,977
 9/27/2006                   13,424                          15,084
 9/28/2006                   13,395                          15,050
 9/29/2006                   13,219                          14,852
 9/30/2006                   13,219                          14,852
 10/1/2006                   13,219                          14,852
 10/2/2006                   13,109                          14,731
 10/3/2006                   13,181                          14,810
 10/4/2006                   13,381                          15,027
 10/5/2006                   13,500                          15,164
 10/6/2006                   13,405                          15,055
 10/7/2006                   13,405                          15,055
 10/8/2006                   13,405                          15,055
 10/9/2006                   13,524                          15,193
10/10/2006                   13,562                          15,236
10/11/2006                   13,505                          15,170
10/12/2006                   13,791                          15,494
10/13/2006                   13,872                          15,588
10/14/2006                   13,872                          15,588
10/15/2006                   13,872                          15,588
10/16/2006                   13,986                          15,714
10/17/2006                   13,948                          15,673
10/18/2006                   13,919                          15,641
10/19/2006                   13,986                          15,721
10/20/2006                   13,914                          15,642
10/21/2006                   13,914                          15,642
10/22/2006                   13,914                          15,642
10/23/2006                   13,948                          15,677
10/24/2006                   14,014                          15,755
10/25/2006                   14,105                          15,857
10/26/2006                   14,238                          16,011
10/27/2006                   14,048                          15,797
10/28/2006                   14,048                          15,797
10/29/2006                   14,048                          15,797
10/30/2006                   14,110                          15,869
10/31/2006                   13,972                          15,713
 11/1/2006                   13,690                          15,396
 11/2/2006                   13,633                          15,332
 11/3/2006                   13,643                          15,340
 11/4/2006                   13,643                          15,340
 11/5/2006                   13,643                          15,340
 11/6/2006                   13,795                          15,514
 11/7/2006                   13,810                          15,534
 11/8/2006                   13,953                          15,695
 11/9/2006                   13,810                          15,532
11/10/2006                   13,938                          15,685
11/11/2006                   13,938                          15,685
11/12/2006                   13,938                          15,685
11/13/2006                   14,048                          15,809
11/14/2006                   14,296                          16,090
11/15/2006                   14,405                          16,212
11/16/2006                   14,405                          16,214
11/17/2006                   14,310                          16,106
11/18/2006                   14,310                          16,106
11/19/2006                   14,310                          16,106
11/20/2006                   14,367                          16,172
11/21/2006                   14,420                          16,233
11/22/2006                   14,410                          16,225
11/23/2006                   14,410                          16,225
11/24/2006                   14,420                          16,239
11/25/2006                   14,420                          16,239
11/26/2006                   14,420                          16,239
11/27/2006                   14,105                          15,886
11/28/2006                   14,157                          15,943
11/29/2006                   14,272                          16,076
11/30/2006                   14,324                          16,133
 12/1/2006                   14,267                          16,071
 12/2/2006                   14,267                          16,071
 12/3/2006                   14,267                          16,071
 12/4/2006                   14,548                          16,391
 12/5/2006                   14,562                          16,408
 12/6/2006                   14,577                          16,422
 12/7/2006                   14,539                          16,382
 12/8/2006                   14,520                          16,363
 12/9/2006                   14,520                          16,363
12/10/2006                   14,520                          16,363
12/11/2006                   14,536                          16,382
12/12/2006                   14,520                          16,362
12/13/2006                   14,495                          16,336
12/14/2006                   14,622                          16,479
12/15/2006                   14,571                          16,425
12/16/2006                   14,571                          16,425
12/17/2006                   14,571                          16,425
12/18/2006                   14,398                          16,227
12/19/2006                   14,383                          16,212
12/20/2006                   14,444                          16,278
12/21/2006                   14,464                          16,301
12/22/2006                   14,408                          16,239
12/23/2006                   14,408                          16,239
12/24/2006                   14,408                          16,239
12/25/2006                   14,408                          16,239
12/26/2006                   14,566                          16,423
12/27/2006                   14,786                          16,673
12/28/2006                   14,714                          16,592
12/29/2006                   14,582                          16,441
12/30/2006                   14,582                          16,441
12/31/2006                   14,582                          16,441

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/06
--------------------------------------------------------------------------------
                                                                         SINCE
                                                               ONE    INCEPTION
                                                               YEAR   (05/03/04)
--------------------------------------------------------------------------------
SMALL-CAP VALUE FUND                                          19.21%    15.22%
S&P SMALLCAP 600/CITIGROUP PURE VALUE INDEX                   21.44%    20.53%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P SMALLCAP 600/CITIGROUP PURE VALUE INDEX IS AND UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                                      S&P SMALLCAP 600/CITIGROUP
                              SMALL-CAP VALUE FUND          PURE VALUE INDEX
Other                                   9.0%                      3.3%
Consumer Discretionary                 24.5%                     23.1%
Financials                             17.9%                     11.7%
Materials                              15.0%                     18.2%
Industrials                            15.0%                     18.3%
Utilities                               9.9%                     11.7%
Information Technology                  8.2%                      8.1%
Consumer Staples                                                  5.6%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Hancock Fabrics, Inc.                                                       1.6%
Chesapeake Corp.                                                            1.5%
Nash Finch Co.                                                              1.4%
Libbey, Inc.                                                                1.3%
Steel Technologies, Inc.                                                    1.3%
Stewart Information Services Corp.                                          1.3%
La-Z-Boy, Inc.                                                              1.2%
LandAmerica Financial Group, Inc.                                           1.2%
Ryerson Tull, Inc.                                                          1.2%
New Century Financial Corp.                                                 1.2%
--------------------------------------------------------------------------------
Top Ten Total                                                              13.2%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 25

--------------------------------------------------------------------------------

MID-CAP VALUE FUND

OBJECTIVE: To provide investment results that match the performance of the benchmark for mid-cap value securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Value Index.

INCEPTION: May 3, 2004

The S&P MidCap 400/Citigroup Pure Value Index significantly outperformed its growth counterpart for the year. The performance of this index can largely be attributed to contributions from the utilities, financials, industrials and information technology sectors. Rydex Mid-Cap Value Fund gained 17.08% last year, while the benchmark S&P/Citigroup 400 Pure Value Index gained 19.31% for the same period.

                          CUMULATIVE FUND PERFORMANCE:
                         MAY 3, 2004 - DECEMBER 31, 2006

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                      S&P MIDCAP 400/CITIGROUP
   DATE                MID-CAP VALUE FUND                 PURE VALUE INDEX
  5/3/2004                   10,000                            10,000
  5/4/2004                   10,024                            10,039
  5/5/2004                   10,044                            10,036
  5/6/2004                    9,948                             9,954
  5/7/2004                    9,732                             9,681
  5/8/2004                    9,732                             9,681
  5/9/2004                    9,732                             9,681
 5/10/2004                    9,568                             9,542
 5/11/2004                    9,668                             9,656
 5/12/2004                    9,656                             9,647
 5/13/2004                    9,672                             9,638
 5/14/2004                    9,672                             9,640
 5/15/2004                    9,672                             9,640
 5/16/2004                    9,672                             9,640
 5/17/2004                    9,564                             9,512
 5/18/2004                    9,624                             9,609
 5/19/2004                    9,592                             9,559
 5/20/2004                    9,616                             9,583
 5/21/2004                    9,648                             9,611
 5/22/2004                    9,648                             9,611
 5/23/2004                    9,648                             9,611
 5/24/2004                    9,760                             9,694
 5/25/2004                    9,940                             9,899
 5/26/2004                   10,008                             9,951
 5/27/2004                   10,056                            10,046
 5/28/2004                   10,100                            10,075
 5/29/2004                   10,100                            10,075
 5/30/2004                   10,100                            10,075
 5/31/2004                   10,100                            10,075
  6/1/2004                   10,120                            10,114
  6/2/2004                   10,140                            10,154
  6/3/2004                   10,012                            10,028
  6/4/2004                   10,080                            10,111
  6/5/2004                   10,080                            10,111
  6/6/2004                   10,080                            10,111
  6/7/2004                   10,240                            10,266
  6/8/2004                   10,216                            10,257
  6/9/2004                   10,096                            10,137
 6/10/2004                   10,124                            10,181
 6/11/2004                   10,124                            10,181
 6/12/2004                   10,124                            10,181
 6/13/2004                   10,124                            10,181
 6/14/2004                    9,992                            10,033
 6/15/2004                   10,116                            10,180
 6/16/2004                   10,132                            10,190
 6/17/2004                   10,152                            10,232
 6/18/2004                   10,160                            10,259
 6/19/2004                   10,160                            10,259
 6/20/2004                   10,160                            10,259
 6/21/2004                   10,148                            10,280
 6/22/2004                   10,196                            10,309
 6/23/2004                   10,288                            10,404
 6/24/2004                   10,264                            10,388
 6/25/2004                   10,304                            10,456
 6/26/2004                   10,304                            10,456
 6/27/2004                   10,304                            10,456
 6/28/2004                   10,260                            10,448
 6/29/2004                   10,288                            10,454
 6/30/2004                   10,400                            10,561
  7/1/2004                   10,268                            10,415
  7/2/2004                   10,268                            10,440
  7/3/2004                   10,268                            10,440
  7/4/2004                   10,268                            10,440
  7/5/2004                   10,268                            10,440
  7/6/2004                   10,144                            10,334
  7/7/2004                   10,164                            10,366
  7/8/2004                   10,060                            10,236
  7/9/2004                   10,108                            10,274
 7/10/2004                   10,108                            10,274
 7/11/2004                   10,108                            10,274
 7/12/2004                   10,104                            10,275
 7/13/2004                   10,120                            10,290
 7/14/2004                   10,116                            10,308
 7/15/2004                   10,156                            10,372
 7/16/2004                   10,104                            10,292
 7/17/2004                   10,104                            10,292
 7/18/2004                   10,104                            10,292
 7/19/2004                   10,120                            10,340
 7/20/2004                   10,220                            10,483
 7/21/2004                   10,040                            10,254
 7/22/2004                   10,008                            10,167
 7/23/2004                    9,904                            10,069
 7/24/2004                    9,904                            10,069
 7/25/2004                    9,904                            10,069
 7/26/2004                    9,836                            10,005
 7/27/2004                    9,936                            10,083
 7/28/2004                    9,900                            10,084
 7/29/2004                   10,016                            10,185
 7/30/2004                   10,008                            10,150
 7/31/2004                   10,008                            10,150
  8/1/2004                   10,008                            10,150
  8/2/2004                   10,060                            10,224
  8/3/2004                    9,964                            10,153
  8/4/2004                    9,944                            10,161
  8/5/2004                    9,768                             9,983
  8/6/2004                    9,632                             9,843
  8/7/2004                    9,632                             9,843
  8/8/2004                    9,632                             9,843
  8/9/2004                    9,648                             9,857
 8/10/2004                    9,796                            10,034
 8/11/2004                    9,736                            10,006
 8/12/2004                    9,604                             9,857
 8/13/2004                    9,596                             9,838
 8/14/2004                    9,596                             9,838
 8/15/2004                    9,596                             9,838
 8/16/2004                    9,756                            10,009
 8/17/2004                    9,796                            10,030
 8/18/2004                    9,916                            10,170
 8/19/2004                    9,856                            10,088
 8/20/2004                    9,968                            10,213
 8/21/2004                    9,968                            10,213
 8/22/2004                    9,968                            10,213
 8/23/2004                    9,920                            10,133
 8/24/2004                    9,940                            10,197
 8/25/2004                   10,032                            10,244
 8/26/2004                   10,036                            10,256
 8/27/2004                   10,080                            10,285
 8/28/2004                   10,080                            10,285
 8/29/2004                   10,080                            10,285
 8/30/2004                    9,960                            10,144
 8/31/2004                   10,056                            10,258
  9/1/2004                   10,132                            10,304
  9/2/2004                   10,208                            10,396
  9/3/2004                   10,172                            10,357
  9/4/2004                   10,172                            10,357
  9/5/2004                   10,172                            10,357
  9/6/2004                   10,172                            10,357
  9/7/2004                   10,260                            10,478
  9/8/2004                   10,128                            10,376
  9/9/2004                   10,212                            10,461
 9/10/2004                   10,228                            10,463
 9/11/2004                   10,228                            10,463
 9/12/2004                   10,228                            10,463
 9/13/2004                   10,272                            10,481
 9/14/2004                   10,240                            10,432
 9/15/2004                   10,188                            10,401
 9/16/2004                   10,280                            10,500
 9/17/2004                   10,296                            10,484
 9/18/2004                   10,296                            10,484
 9/19/2004                   10,296                            10,484
 9/20/2004                   10,244                            10,460
 9/21/2004                   10,336                            10,509
 9/22/2004                   10,228                            10,376
 9/23/2004                   10,192                            10,350
 9/24/2004                   10,236                            10,388
 9/25/2004                   10,236                            10,388
 9/26/2004                   10,236                            10,388
 9/27/2004                   10,164                            10,300
 9/28/2004                   10,228                            10,400
 9/29/2004                   10,244                            10,418
 9/30/2004                   10,336                            10,492
 10/1/2004                   10,484                            10,663
 10/2/2004                   10,484                            10,663
 10/3/2004                   10,484                            10,663
 10/4/2004                   10,476                            10,709
 10/5/2004                   10,460                            10,702
 10/6/2004                   10,540                            10,767
 10/7/2004                   10,400                            10,632
 10/8/2004                   10,332                            10,581
 10/9/2004                   10,332                            10,581
10/10/2004                   10,332                            10,581
10/11/2004                   10,324                            10,604
10/12/2004                   10,308                            10,622
10/13/2004                   10,192                            10,489
10/14/2004                   10,128                            10,402
10/15/2004                   10,168                            10,474
10/16/2004                   10,168                            10,474
10/17/2004                   10,168                            10,474
10/18/2004                   10,180                            10,476
10/19/2004                   10,096                            10,352
10/20/2004                   10,116                            10,380
10/21/2004                   10,204                            10,434
10/22/2004                   10,136                            10,377
10/23/2004                   10,136                            10,377
10/24/2004                   10,136                            10,377
10/25/2004                   10,184                            10,430
10/26/2004                   10,280                            10,554
10/27/2004                   10,392                            10,665
10/28/2004                   10,368                            10,673
10/29/2004                   10,384                            10,680
10/30/2004                   10,384                            10,680
10/31/2004                   10,384                            10,680
 11/1/2004                   10,412                            10,742
 11/2/2004                   10,396                            10,710
 11/3/2004                   10,552                            10,909
 11/4/2004                   10,712                            11,131
 11/5/2004                   10,716                            11,158
 11/6/2004                   10,716                            11,158
 11/7/2004                   10,716                            11,158
 11/8/2004                   10,680                            11,165
 11/9/2004                   10,720                            11,223
11/10/2004                   10,748                            11,224
11/11/2004                   10,848                            11,347
11/12/2004                   10,980                            11,446
11/13/2004                   10,980                            11,446
11/14/2004                   10,980                            11,446
11/15/2004                   10,964                            11,442
11/16/2004                   10,908                            11,350
11/17/2004                   11,000                            11,402
11/18/2004                   11,000                            11,375
11/19/2004                   10,892                            11,257
11/20/2004                   10,892                            11,257
11/21/2004                   10,892                            11,257
11/22/2004                   10,996                            11,390
11/23/2004                   11,032                            11,462
11/24/2004                   11,132                            11,542
11/25/2004                   11,132                            11,542
11/26/2004                   11,144                            11,569
11/27/2004                   11,144                            11,569
11/28/2004                   11,144                            11,569
11/29/2004                   11,116                            11,559
11/30/2004                   11,104                            11,526
 12/1/2004                   11,216                            11,658
 12/2/2004                   11,152                            11,598
 12/3/2004                   11,192                            11,619
 12/4/2004                   11,192                            11,619
 12/5/2004                   11,192                            11,619
 12/6/2004                   11,140                            11,551
 12/7/2004                   10,992                            11,403
 12/8/2004                   11,044                            11,471
 12/9/2004                   11,100                            11,458
12/10/2004                   11,136                            11,493
12/11/2004                   11,136                            11,493
12/12/2004                   11,136                            11,493
12/13/2004                   11,220                            11,585
12/14/2004                   11,312                            11,641
12/15/2004                   11,416                            11,749
12/16/2004                   11,348                            11,689
12/17/2004                   11,336                            11,681
12/18/2004                   11,336                            11,681
12/19/2004                   11,336                            11,681
12/20/2004                   11,268                            11,639
12/21/2004                   11,384                            11,767
12/22/2004                   11,420                            11,804
12/23/2004                   11,424                            11,796
12/24/2004                   11,424                            11,796
12/25/2004                   11,424                            11,796
12/26/2004                   11,424                            11,796
12/27/2004                   11,360                            11,736
12/28/2004                   11,484                            11,871
12/29/2004                   11,496                            11,862
12/30/2004                   11,541                            11,898
12/31/2004                   11,520                            11,867
  1/1/2005                   11,520                            11,867
  1/2/2005                   11,520                            11,867
  1/3/2005                   11,337                            11,678
  1/4/2005                   11,159                            11,528
  1/5/2005                   11,027                            11,377
  1/6/2005                   11,069                            11,420
  1/7/2005                   11,001                            11,345
  1/8/2005                   11,001                            11,345
  1/9/2005                   11,001                            11,345
 1/10/2005                   11,056                            11,383
 1/11/2005                   10,988                            11,309
 1/12/2005                   11,014                            11,329
 1/13/2005                   11,018                            11,313
 1/14/2005                   11,120                            11,432
 1/15/2005                   11,120                            11,432
 1/16/2005                   11,120                            11,432
 1/17/2005                   11,120                            11,432
 1/18/2005                   11,222                            11,526
 1/19/2005                   11,125                            11,437
 1/20/2005                   11,056                            11,365
 1/21/2005                   11,001                            11,307
 1/22/2005                   11,001                            11,307
 1/23/2005                   11,001                            11,307
 1/24/2005                   10,942                            11,238
 1/25/2005                   10,950                            11,227
 1/26/2005                   11,056                            11,355
 1/27/2005                   11,069                            11,392
 1/28/2005                   11,035                            11,345
 1/29/2005                   11,035                            11,345
 1/30/2005                   11,035                            11,345
 1/31/2005                   11,184                            11,546
  2/1/2005                   11,265                            11,616
  2/2/2005                   11,324                            11,679
  2/3/2005                   11,286                            11,655
  2/4/2005                   11,452                            11,831
  2/5/2005                   11,452                            11,831
  2/6/2005                   11,452                            11,831
  2/7/2005                   11,427                            11,802
  2/8/2005                   11,486                            11,832
  2/9/2005                   11,342                            11,705
 2/10/2005                   11,367                            11,743
 2/11/2005                   11,461                            11,837
 2/12/2005                   11,461                            11,837
 2/13/2005                   11,461                            11,837
 2/14/2005                   11,478                            11,886
 2/15/2005                   11,490                            11,880
 2/16/2005                   11,546                            11,929
 2/17/2005                   11,461                            11,842
 2/18/2005                   11,435                            11,808
 2/19/2005                   11,435                            11,808
 2/20/2005                   11,435                            11,808
 2/21/2005                   11,435                            11,808
 2/22/2005                   11,239                            11,565
 2/23/2005                   11,295                            11,633
 2/24/2005                   11,435                            11,737
 2/25/2005                   11,588                            11,903
 2/26/2005                   11,588                            11,903
 2/27/2005                   11,588                            11,903
 2/28/2005                   11,512                            11,834
  3/1/2005                   11,631                            11,956
  3/2/2005                   11,601                            11,895
  3/3/2005                   11,605                            11,881
  3/4/2005                   11,754                            12,029
  3/5/2005                   11,754                            12,029
  3/6/2005                   11,754                            12,029
  3/7/2005                   11,818                            12,095
  3/8/2005                   11,707                            11,987
  3/9/2005                   11,567                            11,856
 3/10/2005                   11,567                            11,882
 3/11/2005                   11,546                            11,878
 3/12/2005                   11,546                            11,878
 3/13/2005                   11,546                            11,878
 3/14/2005                   11,661                            12,009
 3/15/2005                   11,593                            11,954
 3/16/2005                   11,503                            11,838
 3/17/2005                   11,520                            11,887
 3/18/2005                   11,465                            11,822
 3/19/2005                   11,465                            11,822
 3/20/2005                   11,465                            11,822
 3/21/2005                   11,444                            11,811
 3/22/2005                   11,380                            11,703
 3/23/2005                   11,286                            11,629
 3/24/2005                   11,307                            11,670
 3/25/2005                   11,307                            11,670
 3/26/2005                   11,307                            11,670
 3/27/2005                   11,307                            11,670
 3/28/2005                   11,324                            11,689
 3/29/2005                   11,201                            11,548
 3/30/2005                   11,329                            11,688
 3/31/2005                   11,380                            11,735
  4/1/2005                   11,350                            11,711
  4/2/2005                   11,350                            11,711
  4/3/2005                   11,350                            11,711
  4/4/2005                   11,371                            11,735
  4/5/2005                   11,359                            11,786
  4/6/2005                   11,359                            11,797
  4/7/2005                   11,418                            11,860
  4/8/2005                   11,303                            11,726
  4/9/2005                   11,303                            11,726
 4/10/2005                   11,303                            11,726
 4/11/2005                   11,261                            11,690
 4/12/2005                   11,354                            11,802
 4/13/2005                   11,210                            11,642
 4/14/2005                   11,056                            11,477
 4/15/2005                   10,861                            11,283
 4/16/2005                   10,861                            11,283
 4/17/2005                   10,861                            11,283
 4/18/2005                   10,908                            11,331
 4/19/2005                   11,039                            11,475
 4/20/2005                   10,857                            11,314
 4/21/2005                   11,031                            11,502
 4/22/2005                   10,933                            11,419
 4/23/2005                   10,933                            11,419
 4/24/2005                   10,933                            11,419
 4/25/2005                   11,069                            11,555
 4/26/2005                   10,937                            11,416
 4/27/2005                   10,967                            11,474
 4/28/2005                   10,831                            11,347
 4/29/2005                   10,929                            11,472
 4/30/2005                   10,929                            11,472
  5/1/2005                   10,929                            11,472
  5/2/2005                   11,014                            11,559
  5/3/2005                   10,963                            11,520
  5/4/2005                   11,120                            11,691
  5/5/2005                   11,129                            11,678
  5/6/2005                   11,163                            11,716
  5/7/2005                   11,163                            11,716
  5/8/2005                   11,163                            11,716
  5/9/2005                   11,222                            11,789
 5/10/2005                   11,146                            11,725
 5/11/2005                   11,193                            11,777
 5/12/2005                   11,027                            11,592
 5/13/2005                   10,954                            11,479
 5/14/2005                   10,954                            11,479
 5/15/2005                   10,954                            11,479
 5/16/2005                   11,125                            11,659
 5/17/2005                   11,205                            11,770
 5/18/2005                   11,376                            11,936
 5/19/2005                   11,410                            11,956
 5/20/2005                   11,410                            11,987
 5/21/2005                   11,410                            11,987
 5/22/2005                   11,410                            11,987
 5/23/2005                   11,469                            12,033
 5/24/2005                   11,461                            12,009
 5/25/2005                   11,376                            11,943
 5/26/2005                   11,507                            12,057
 5/27/2005                   11,533                            12,087
 5/28/2005                   11,533                            12,087
 5/29/2005                   11,533                            12,087
 5/30/2005                   11,533                            12,087
 5/31/2005                   11,550                            12,111
  6/1/2005                   11,648                            12,238
  6/2/2005                   11,682                            12,266
  6/3/2005                   11,627                            12,219
  6/4/2005                   11,627                            12,219
  6/5/2005                   11,627                            12,219
  6/6/2005                   11,673                            12,261
  6/7/2005                   11,661                            12,275
  6/8/2005                   11,618                            12,261
  6/9/2005                   11,716                            12,332
 6/10/2005                   11,707                            12,391
 6/11/2005                   11,707                            12,391
 6/12/2005                   11,707                            12,391
 6/13/2005                   11,771                            12,430
 6/14/2005                   11,822                            12,496
 6/15/2005                   11,865                            12,528
 6/16/2005                   11,963                            12,608
 6/17/2005                   11,992                            12,635
 6/18/2005                   11,992                            12,635
 6/19/2005                   11,992                            12,635
 6/20/2005                   11,954                            12,597
 6/21/2005                   11,907                            12,572
 6/22/2005                   11,933                            12,598
 6/23/2005                   11,839                            12,457
 6/24/2005                   11,712                            12,334
 6/25/2005                   11,712                            12,334
 6/26/2005                   11,712                            12,334
 6/27/2005                   11,729                            12,338
 6/28/2005                   11,869                            12,506
 6/29/2005                   11,903                            12,528
 6/30/2005                   11,869                            12,513
  7/1/2005                   11,975                            12,647
  7/2/2005                   11,975                            12,647
  7/3/2005                   11,975                            12,647
  7/4/2005                   11,975                            12,647
  7/5/2005                   12,082                            12,733
  7/6/2005                   12,009                            12,652
  7/7/2005                   12,056                            12,695
  7/8/2005                   12,192                            12,860
  7/9/2005                   12,192                            12,860
 7/10/2005                   12,192                            12,860
 7/11/2005                   12,299                            12,960
 7/12/2005                   12,316                            12,973
 7/13/2005                   12,294                            12,949
 7/14/2005                   12,239                            12,883
 7/15/2005                   12,239                            12,902
 7/16/2005                   12,239                            12,902
 7/17/2005                   12,239                            12,902
 7/18/2005                   12,209                            12,878
 7/19/2005                   12,341                            13,010
 7/20/2005                   12,418                            13,109
 7/21/2005                   12,320                            12,984
 7/22/2005                   12,456                            13,118
 7/23/2005                   12,456                            13,118
 7/24/2005                   12,456                            13,118
 7/25/2005                   12,380                            13,014
 7/26/2005                   12,448                            13,073
 7/27/2005                   12,473                            13,113
 7/28/2005                   12,571                            13,254
 7/29/2005                   12,520                            13,263
 7/30/2005                   12,520                            13,263
 7/31/2005                   12,520                            13,263
  8/1/2005                   12,520                            13,231
  8/2/2005                   12,584                            13,331
  8/3/2005                   12,541                            13,308
  8/4/2005                   12,414                            13,178
  8/5/2005                   12,277                            13,001
  8/6/2005                   12,277                            13,001
  8/7/2005                   12,277                            13,001
  8/8/2005                   12,222                            12,894
  8/9/2005                   12,256                            12,944
 8/10/2005                   12,260                            12,927
 8/11/2005                   12,350                            13,027
 8/12/2005                   12,328                            13,010
 8/13/2005                   12,328                            13,010
 8/14/2005                   12,328                            13,010
 8/15/2005                   12,363                            13,065
 8/16/2005                   12,192                            12,901
 8/17/2005                   12,180                            12,907
 8/18/2005                   12,146                            12,824
 8/19/2005                   12,175                            12,855
 8/20/2005                   12,175                            12,855
 8/21/2005                   12,175                            12,855
 8/22/2005                   12,222                            12,927
 8/23/2005                   12,180                            12,879
 8/24/2005                   12,171                            12,843
 8/25/2005                   12,235                            12,957
 8/26/2005                   12,137                            12,824
 8/27/2005                   12,137                            12,824
 8/28/2005                   12,137                            12,824
 8/29/2005                   12,197                            12,899
 8/30/2005                   12,171                            12,848
 8/31/2005                   12,354                            13,076
  9/1/2005                   12,392                            13,124
  9/2/2005                   12,324                            13,082
  9/3/2005                   12,324                            13,082
  9/4/2005                   12,324                            13,082
  9/5/2005                   12,324                            13,082
  9/6/2005                   12,431                            13,204
  9/7/2005                   12,473                            13,234
  9/8/2005                   12,409                            13,162
  9/9/2005                   12,516                            13,230
 9/10/2005                   12,516                            13,230
 9/11/2005                   12,516                            13,230
 9/12/2005                   12,503                            13,283
 9/13/2005                   12,426                            13,159
 9/14/2005                   12,387                            13,088
 9/15/2005                   12,405                            13,089
 9/16/2005                   12,469                            13,157
 9/17/2005                   12,469                            13,157
 9/18/2005                   12,469                            13,157
 9/19/2005                   12,400                            13,001
 9/20/2005                   12,298                            12,871
 9/21/2005                   12,144                            12,657
 9/22/2005                   12,139                            12,667
 9/23/2005                   12,191                            12,739
 9/24/2005                   12,191                            12,739
 9/25/2005                   12,191                            12,739
 9/26/2005                   12,259                            12,767
 9/27/2005                   12,242                            12,746
 9/28/2005                   12,208                            12,721
 9/29/2005                   12,383                            12,878
 9/30/2005                   12,435                            12,917
 10/1/2005                   12,435                            12,917
 10/2/2005                   12,435                            12,917
 10/3/2005                   12,512                            12,987
 10/4/2005                   12,383                            12,863
 10/5/2005                   12,075                            12,541
 10/6/2005                   11,955                            12,476
 10/7/2005                   12,002                            12,512
 10/8/2005                   12,002                            12,512
 10/9/2005                   12,002                            12,512
10/10/2005                   11,891                            12,373
10/11/2005                   11,814                            12,268
10/12/2005                   11,656                            12,113
10/13/2005                   11,583                            12,080
10/14/2005                   11,737                            12,194
10/15/2005                   11,737                            12,194
10/16/2005                   11,737                            12,194
10/17/2005                   11,780                            12,221
10/18/2005                   11,635                            12,092
10/19/2005                   11,754                            12,199
10/20/2005                   11,575                            12,016
10/21/2005                   11,682                            12,101
10/22/2005                   11,682                            12,101
10/23/2005                   11,682                            12,101
10/24/2005                   11,934                            12,363
10/25/2005                   11,921                            12,292
10/26/2005                   11,853                            12,197
10/27/2005                   11,690                            12,035
10/28/2005                   11,874                            12,241
10/29/2005                   11,874                            12,241
10/30/2005                   11,874                            12,241
10/31/2005                   12,054                            12,443
 11/1/2005                   12,032                            12,370
 11/2/2005                   12,238                            12,582
 11/3/2005                   12,242                            12,572
 11/4/2005                   12,229                            12,551
 11/5/2005                   12,229                            12,551
 11/6/2005                   12,229                            12,551
 11/7/2005                   12,246                            12,615
 11/8/2005                   12,152                            12,480
 11/9/2005                   12,212                            12,547
11/10/2005                   12,268                            12,637
11/11/2005                   12,328                            12,678
11/12/2005                   12,328                            12,678
11/13/2005                   12,328                            12,678
11/14/2005                   12,340                            12,682
11/15/2005                   12,281                            12,596
11/16/2005                   12,293                            12,581
11/17/2005                   12,435                            12,754
11/18/2005                   12,464                            12,849
11/19/2005                   12,464                            12,849
11/20/2005                   12,464                            12,849
11/21/2005                   12,533                            12,927
11/22/2005                   12,606                            12,977
11/23/2005                   12,636                            13,025
11/24/2005                   12,636                            13,025
11/25/2005                   12,653                            13,031
11/26/2005                   12,653                            13,031
11/27/2005                   12,653                            13,031
11/28/2005                   12,464                            12,894
11/29/2005                   12,533                            12,971
11/30/2005                   12,524                            12,946
 12/1/2005                   12,734                            13,134
 12/2/2005                   12,725                            13,134
 12/3/2005                   12,725                            13,134
 12/4/2005                   12,725                            13,134
 12/5/2005                   12,674                            13,065
 12/6/2005                   12,678                            13,076
 12/7/2005                   12,623                            13,054
 12/8/2005                   12,665                            13,031
 12/9/2005                   12,730                            13,153
12/10/2005                   12,730                            13,153
12/11/2005                   12,730                            13,153
12/12/2005                   12,742                            13,119
12/13/2005                   12,755                            13,150
12/14/2005                   12,798                            13,237
12/15/2005                   12,755                            13,166
12/16/2005                   12,687                            13,183
12/17/2005                   12,687                            13,183
12/18/2005                   12,687                            13,183
12/19/2005                   12,503                            12,996
12/20/2005                   12,516                            13,009
12/21/2005                   12,559                            13,056
12/22/2005                   12,602                            13,101
12/23/2005                   12,641                            13,149
12/24/2005                   12,641                            13,149
12/25/2005                   12,641                            13,149
12/26/2005                   12,641                            13,149
12/27/2005                   12,505                            13,003
12/28/2005                   12,556                            13,061
12/29/2005                   12,563                            13,064
12/30/2005                   12,479                            12,979
12/31/2005                   12,479                            12,979
  1/1/2006                   12,479                            12,979
  1/2/2006                   12,479                            12,979
  1/3/2006                   12,621                            13,129
  1/4/2006                   12,686                            13,200
  1/5/2006                   12,699                            13,209
  1/6/2006                   12,796                            13,312
  1/7/2006                   12,796                            13,312
  1/8/2006                   12,796                            13,312
  1/9/2006                   12,913                            13,438
 1/10/2006                   12,939                            13,463
 1/11/2006                   12,932                            13,463
 1/12/2006                   12,861                            13,385
 1/13/2006                   12,887                            13,413
 1/14/2006                   12,887                            13,413
 1/15/2006                   12,887                            13,413
 1/16/2006                   12,887                            13,413
 1/17/2006                   12,783                            13,308
 1/18/2006                   12,783                            13,310
 1/19/2006                   12,919                            13,449
 1/20/2006                   12,712                            13,234
 1/21/2006                   12,712                            13,234
 1/22/2006                   12,712                            13,234
 1/23/2006                   12,783                            13,313
 1/24/2006                   12,971                            13,510
 1/25/2006                   12,952                            13,492
 1/26/2006                   13,055                            13,600
 1/27/2006                   13,113                            13,659
 1/28/2006                   13,113                            13,659
 1/29/2006                   13,113                            13,659
 1/30/2006                   13,094                            13,644
 1/31/2006                   13,159                            13,708
  2/1/2006                   13,211                            13,764
  2/2/2006                   13,068                            13,621
  2/3/2006                   13,029                            13,579
  2/4/2006                   13,029                            13,579
  2/5/2006                   13,029                            13,579
  2/6/2006                   13,107                            13,662
  2/7/2006                   12,990                            13,537
  2/8/2006                   13,042                            13,596
  2/9/2006                   13,010                            13,559
 2/10/2006                   12,997                            13,550
 2/11/2006                   12,997                            13,550
 2/12/2006                   12,997                            13,550
 2/13/2006                   12,932                            13,484
 2/14/2006                   13,075                            13,629
 2/15/2006                   13,139                            13,698
 2/16/2006                   13,211                            13,778
 2/17/2006                   13,217                            13,784
 2/18/2006                   13,217                            13,784
 2/19/2006                   13,217                            13,784
 2/20/2006                   13,217                            13,784
 2/21/2006                   13,172                            13,742
 2/22/2006                   13,321                            13,898
 2/23/2006                   13,249                            13,820
 2/24/2006                   13,236                            13,811
 2/25/2006                   13,236                            13,811
 2/26/2006                   13,236                            13,811
 2/27/2006                   13,314                            13,891
 2/28/2006                   13,159                            13,732
  3/1/2006                   13,249                            13,828
  3/2/2006                   13,120                            13,694
  3/3/2006                   13,068                            13,640
  3/4/2006                   13,068                            13,640
  3/5/2006                   13,068                            13,640
  3/6/2006                   12,958                            13,525
  3/7/2006                   12,854                            13,417
  3/8/2006                   12,861                            13,427
  3/9/2006                   12,867                            13,435
 3/10/2006                   12,977                            13,547
 3/11/2006                   12,977                            13,547
 3/12/2006                   12,977                            13,547
 3/13/2006                   12,997                            13,571
 3/14/2006                   13,107                            13,688
 3/15/2006                   13,198                            13,781
 3/16/2006                   13,178                            13,764
 3/17/2006                   13,204                            13,790
 3/18/2006                   13,204                            13,790
 3/19/2006                   13,204                            13,790
 3/20/2006                   13,178                            13,767
 3/21/2006                   13,062                            13,643
 3/22/2006                   13,172                            13,765
 3/23/2006                   13,120                            13,708
 3/24/2006                   13,178                            13,775
 3/25/2006                   13,178                            13,775
 3/26/2006                   13,178                            13,775
 3/27/2006                   13,204                            13,801
 3/28/2006                   13,107                            13,699
 3/29/2006                   13,275                            13,879
 3/30/2006                   13,243                            13,842
 3/31/2006                   13,230                            13,832
  4/1/2006                   13,230                            13,832
  4/2/2006                   13,230                            13,832
  4/3/2006                   13,269                            13,875
  4/4/2006                   13,308                            13,917
  4/5/2006                   13,385                            13,999
  4/6/2006                   13,359                            13,967
  4/7/2006                   13,211                            13,813
  4/8/2006                   13,211                            13,813
  4/9/2006                   13,211                            13,813
 4/10/2006                   13,152                            13,754
 4/11/2006                   12,997                            13,591
 4/12/2006                   13,068                            13,667
 4/13/2006                   13,042                            13,643
 4/14/2006                   13,042                            13,643
 4/15/2006                   13,042                            13,643
 4/16/2006                   13,042                            13,643
 4/17/2006                   13,029                            13,629
 4/18/2006                   13,327                            13,946
 4/19/2006                   13,418                            14,038
 4/20/2006                   13,495                            14,124
 4/21/2006                   13,483                            14,114
 4/22/2006                   13,483                            14,114
 4/23/2006                   13,483                            14,114
 4/24/2006                   13,437                            14,064
 4/25/2006                   13,463                            14,089
 4/26/2006                   13,470                            14,096
 4/27/2006                   13,463                            14,092
 4/28/2006                   13,457                            14,087
 4/29/2006                   13,457                            14,087
 4/30/2006                   13,457                            14,087
  5/1/2006                   13,418                            14,045
  5/2/2006                   13,476                            14,113
  5/3/2006                   13,508                            14,147
  5/4/2006                   13,625                            14,268
  5/5/2006                   13,748                            14,402
  5/6/2006                   13,748                            14,402
  5/7/2006                   13,748                            14,402
  5/8/2006                   13,774                            14,426
  5/9/2006                   13,748                            14,398
 5/10/2006                   13,696                            14,345
 5/11/2006                   13,483                            14,123
 5/12/2006                   13,217                            13,843
 5/13/2006                   13,217                            13,843
 5/14/2006                   13,217                            13,843
 5/15/2006                   13,224                            13,855
 5/16/2006                   13,178                            13,807
 5/17/2006                   12,939                            13,557
 5/18/2006                   12,867                            13,479
 5/19/2006                   12,932                            13,548
 5/20/2006                   12,932                            13,548
 5/21/2006                   12,932                            13,548
 5/22/2006                   12,913                            13,531
 5/23/2006                   12,790                            13,401
 5/24/2006                   12,874                            13,489
 5/25/2006                   13,049                            13,676
 5/26/2006                   13,126                            13,759
 5/27/2006                   13,126                            13,759
 5/28/2006                   13,126                            13,759
 5/29/2006                   13,126                            13,759
 5/30/2006                   12,874                            13,493
 5/31/2006                   13,049                            13,682
  6/1/2006                   13,269                            13,913
  6/2/2006                   13,295                            13,940
  6/3/2006                   13,295                            13,940
  6/4/2006                   13,295                            13,940
  6/5/2006                   13,010                            13,639
  6/6/2006                   13,016                            13,647
  6/7/2006                   12,926                            13,553
  6/8/2006                   12,880                            13,507
  6/9/2006                   12,900                            13,528
 6/10/2006                   12,900                            13,528
 6/11/2006                   12,900                            13,528
 6/12/2006                   12,680                            13,300
 6/13/2006                   12,505                            13,112
 6/14/2006                   12,537                            13,150
 6/15/2006                   12,893                            13,521
 6/16/2006                   12,816                            13,446
 6/17/2006                   12,816                            13,446
 6/18/2006                   12,816                            13,446
 6/19/2006                   12,654                            13,275
 6/20/2006                   12,654                            13,277
 6/21/2006                   12,848                            13,481
 6/22/2006                   12,751                            13,378
 6/23/2006                   12,822                            13,454
 6/24/2006                   12,822                            13,454
 6/25/2006                   12,822                            13,454
 6/26/2006                   12,926                            13,567
 6/27/2006                   12,783                            13,419
 6/28/2006                   12,835                            13,471
 6/29/2006                   13,198                            13,855
 6/30/2006                   13,275                            13,938
  7/1/2006                   13,275                            13,938
  7/2/2006                   13,275                            13,938
  7/3/2006                   13,347                            14,013
  7/4/2006                   13,347                            14,013
  7/5/2006                   13,217                            13,876
  7/6/2006                   13,224                            13,879
  7/7/2006                   13,159                            13,820
  7/8/2006                   13,159                            13,820
  7/9/2006                   13,159                            13,820
 7/10/2006                   13,204                            13,867
 7/11/2006                   13,301                            13,969
 7/12/2006                   13,139                            13,799
 7/13/2006                   12,906                            13,549
 7/14/2006                   12,822                            13,465
 7/15/2006                   12,822                            13,465
 7/16/2006                   12,822                            13,465
 7/17/2006                   12,783                            13,422
 7/18/2006                   12,816                            13,463
 7/19/2006                   13,049                            13,712
 7/20/2006                   12,848                            13,498
 7/21/2006                   12,731                            13,381
 7/22/2006                   12,731                            13,381
 7/23/2006                   12,731                            13,381
 7/24/2006                   12,977                            13,641
 7/25/2006                   13,062                            13,728
 7/26/2006                   13,036                            13,702
 7/27/2006                   12,913                            13,573
 7/28/2006                   13,088                            13,758
 7/29/2006                   13,088                            13,758
 7/30/2006                   13,088                            13,758
 7/31/2006                   13,055                            13,726
  8/1/2006                   12,990                            13,654
  8/2/2006                   13,049                            13,715
  8/3/2006                   13,133                            13,806
  8/4/2006                   13,100                            13,777
  8/5/2006                   13,100                            13,777
  8/6/2006                   13,100                            13,777
  8/7/2006                   13,042                            13,712
  8/8/2006                   12,977                            13,648
  8/9/2006                   12,835                            13,497
 8/10/2006                   12,887                            13,549
 8/11/2006                   12,764                            13,425
 8/12/2006                   12,764                            13,425
 8/13/2006                   12,764                            13,425
 8/14/2006                   12,835                            13,500
 8/15/2006                   13,029                            13,707
 8/16/2006                   13,178                            13,864
 8/17/2006                   13,178                            13,862
 8/18/2006                   13,185                            13,875
 8/19/2006                   13,185                            13,875
 8/20/2006                   13,185                            13,875
 8/21/2006                   13,068                            13,746
 8/22/2006                   13,094                            13,778
 8/23/2006                   12,964                            13,641
 8/24/2006                   12,945                            13,624
 8/25/2006                   12,913                            13,593
 8/26/2006                   12,913                            13,593
 8/27/2006                   12,913                            13,593
 8/28/2006                   13,042                            13,732
 8/29/2006                   13,159                            13,852
 8/30/2006                   13,191                            13,887
 8/31/2006                   13,275                            13,976
  9/1/2006                   13,301                            14,006
  9/2/2006                   13,301                            14,006
  9/3/2006                   13,301                            14,006
  9/4/2006                   13,301                            14,006
  9/5/2006                   13,353                            14,065
  9/6/2006                   13,172                            13,874
  9/7/2006                   13,107                            13,806
  9/8/2006                   13,146                            13,848
  9/9/2006                   13,146                            13,848
 9/10/2006                   13,146                            13,848
 9/11/2006                   13,172                            13,872
 9/12/2006                   13,379                            14,092
 9/13/2006                   13,450                            14,167
 9/14/2006                   13,385                            14,102
 9/15/2006                   13,366                            14,085
 9/16/2006                   13,366                            14,085
 9/17/2006                   13,366                            14,085
 9/18/2006                   13,308                            14,021
 9/19/2006                   13,275                            13,985
 9/20/2006                   13,405                            14,124
 9/21/2006                   13,256                            13,968
 9/22/2006                   13,178                            13,887
 9/23/2006                   13,178                            13,887
 9/24/2006                   13,178                            13,887
 9/25/2006                   13,301                            14,019
 9/26/2006                   13,392                            14,114
 9/27/2006                   13,418                            14,142
 9/28/2006                   13,398                            14,124
 9/29/2006                   13,308                            14,029
 9/30/2006                   13,308                            14,029
 10/1/2006                   13,308                            14,029
 10/2/2006                   13,308                            14,033
 10/3/2006                   13,321                            14,046
 10/4/2006                   13,521                            14,258
 10/5/2006                   13,625                            14,366
 10/6/2006                   13,541                            14,278
 10/7/2006                   13,541                            14,278
 10/8/2006                   13,541                            14,278
 10/9/2006                   13,599                            14,342
10/10/2006                   13,638                            14,385
10/11/2006                   13,638                            14,388
10/12/2006                   13,819                            14,579
10/13/2006                   13,878                            14,638
10/14/2006                   13,878                            14,638
10/15/2006                   13,878                            14,638
10/16/2006                   13,962                            14,732
10/17/2006                   13,897                            14,665
10/18/2006                   13,897                            14,662
10/19/2006                   13,968                            14,739
10/20/2006                   13,916                            14,685
10/21/2006                   13,916                            14,685
10/22/2006                   13,916                            14,685
10/23/2006                   13,968                            14,744
10/24/2006                   13,962                            14,739
10/25/2006                   14,033                            14,812
10/26/2006                   14,143                            14,934
10/27/2006                   13,975                            14,753
10/28/2006                   13,975                            14,753
10/29/2006                   13,975                            14,753
10/30/2006                   14,014                            14,799
10/31/2006                   13,975                            14,760
 11/1/2006                   13,852                            14,627
 11/2/2006                   13,819                            14,595
 11/3/2006                   13,826                            14,599
 11/4/2006                   13,826                            14,599
 11/5/2006                   13,826                            14,599
 11/6/2006                   14,046                            14,839
 11/7/2006                   14,052                            14,841
 11/8/2006                   14,169                            14,965
 11/9/2006                   14,104                            14,903
11/10/2006                   14,221                            15,025
11/11/2006                   14,221                            15,025
11/12/2006                   14,221                            15,025
11/13/2006                   14,273                            15,083
11/14/2006                   14,441                            15,257
11/15/2006                   14,499                            15,320
11/16/2006                   14,512                            15,341
11/17/2006                   14,499                            15,325
11/18/2006                   14,499                            15,325
11/19/2006                   14,499                            15,325
11/20/2006                   14,519                            15,350
11/21/2006                   14,532                            15,364
11/22/2006                   14,596                            15,433
11/23/2006                   14,596                            15,433
11/24/2006                   14,603                            15,438
11/25/2006                   14,603                            15,438
11/26/2006                   14,603                            15,438
11/27/2006                   14,292                            15,111
11/28/2006                   14,331                            15,158
11/29/2006                   14,473                            15,307
11/30/2006                   14,493                            15,328
 12/1/2006                   14,486                            15,321
 12/2/2006                   14,486                            15,321
 12/3/2006                   14,486                            15,321
 12/4/2006                   14,700                            15,554
 12/5/2006                   14,732                            15,585
 12/6/2006                   14,687                            15,538
 12/7/2006                   14,642                            15,488
 12/8/2006                   14,610                            15,459
 12/9/2006                   14,610                            15,459
12/10/2006                   14,610                            15,459
12/11/2006                   14,623                            15,471
12/12/2006                   14,544                            15,387
12/13/2006                   14,636                            15,492
12/14/2006                   14,766                            15,629
12/15/2006                   14,747                            15,609
12/16/2006                   14,747                            15,609
12/17/2006                   14,747                            15,609
12/18/2006                   14,583                            15,446
12/19/2006                   14,583                            15,445
12/20/2006                   14,623                            15,492
12/21/2006                   14,551                            15,415
12/22/2006                   14,531                            15,395
12/23/2006                   14,531                            15,395
12/24/2006                   14,531                            15,395
12/25/2006                   14,531                            15,395
12/26/2006                   14,681                            15,560
12/27/2006                   14,832                            15,712
12/28/2006                   14,747                            15,622
12/29/2006                   14,610                            15,485
12/30/2006                   14,610                            15,485
12/31/2006                   14,610                            15,485

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/06
--------------------------------------------------------------------------------
                                                                         SINCE
                                                               ONE     INCEPTION
                                                               YEAR   (05/03/04)
--------------------------------------------------------------------------------
MID-CAP VALUE FUND                                            17.08%    15.30%
S&P MIDCAP 400/CITIGROUP PURE VALUE INDEX                     19.31%    17.85%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P MIDCAP 400/CITIGROUP PURE VALUE INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                                        S&P MIDCAP 400/CITIGROUP
                                 MID-CAP VALUE FUND         PURE VALUE INDEX
OTHER                                     1.6%                    7.4%
UTILITIES                                24.0%                   24.9%
CONSUMER DISCRETIONARY                   18.8%                   13.5%
FINANCIALS                               16.8%                   16.2%
MATERIALS                                13.7%                   12.5%
INDUSTRIALS                              12.2%                   14.7%
CONSUMER STAPLES                          6.4%
INFORMATION TECHNOLOGY                    6.1%                   10.8%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Avis Budget Group, Inc.                                                     2.3%
Furniture Brands International, Inc.                                        2.0%
Lear Corp.                                                                  2.0%
WPS Resources Corp.                                                         1.8%
Lyondell Chemical Co.                                                       1.8%
Energy East Corp.                                                           1.7%
YRC Worldwide, Inc.                                                         1.6%
Westwood One, Inc.                                                          1.6%
Universal Corp.                                                             1.6%
Bowater, Inc.                                                               1.6%
--------------------------------------------------------------------------------
Top Ten Total                                                              18.0%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


26 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

LARGE-CAP VALUE FUND

OBJECTIVE: To provide investment results that match the performance of the benchmark for large-cap value securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Value Index.

INCEPTION: May 3, 2004

Large-Cap Pure Value was the second best performing pure style index--the only pure style index that performed better was Small-Cap Pure Value. The S&P 500/Citigroup Pure Value Index gained 20.05% in 2006, as value stocks significantly outperformed growth stocks. Rydex Large-Cap Value Fund gained 17.66% for the period, with the utilities and financials sectors contributing most to returns. Health care was the only losing sector within the S&P 500/Citigroup Pure Value Index.

                          CUMULATIVE FUND PERFORMANCE:
                         MAY 3, 2004 - DECEMBER 31, 2006

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                     S&P 500/CITIGROUP
   DATE               LARGE-CAP VALUE FUND            PURE VALUE INDEX
  5/3/2004                   10,000                       10,000
  5/4/2004                   10,008                       10,048
  5/5/2004                   10,024                       10,043
  5/6/2004                    9,928                        9,922
  5/7/2004                    9,748                        9,654
  5/8/2004                    9,748                        9,654
  5/9/2004                    9,748                        9,654
 5/10/2004                    9,600                        9,517
 5/11/2004                    9,688                        9,594
 5/12/2004                    9,744                        9,590
 5/13/2004                    9,744                        9,625
 5/14/2004                    9,764                        9,658
 5/15/2004                    9,764                        9,658
 5/16/2004                    9,764                        9,658
 5/17/2004                    9,644                        9,529
 5/18/2004                    9,716                        9,657
 5/19/2004                    9,708                        9,622
 5/20/2004                    9,716                        9,629
 5/21/2004                    9,760                        9,680
 5/22/2004                    9,760                        9,680
 5/23/2004                    9,760                        9,680
 5/24/2004                    9,804                        9,746
 5/25/2004                    9,960                        9,947
 5/26/2004                    9,972                        9,984
 5/27/2004                   10,004                       10,047
 5/28/2004                   10,004                       10,049
 5/29/2004                   10,004                       10,049
 5/30/2004                   10,004                       10,049
 5/31/2004                   10,004                       10,049
  6/1/2004                   10,008                       10,076
  6/2/2004                   10,052                       10,128
  6/3/2004                    9,972                       10,030
  6/4/2004                   10,020                       10,091
  6/5/2004                   10,020                       10,091
  6/6/2004                   10,020                       10,091
  6/7/2004                   10,180                       10,281
  6/8/2004                   10,180                       10,292
  6/9/2004                   10,088                       10,191
 6/10/2004                   10,144                       10,282
 6/11/2004                   10,144                       10,282
 6/12/2004                   10,144                       10,282
 6/13/2004                   10,144                       10,282
 6/14/2004                   10,028                       10,152
 6/15/2004                   10,080                       10,276
 6/16/2004                   10,108                       10,309
 6/17/2004                   10,112                       10,356
 6/18/2004                   10,148                       10,430
 6/19/2004                   10,148                       10,430
 6/20/2004                   10,148                       10,430
 6/21/2004                   10,108                       10,423
 6/22/2004                   10,140                       10,495
 6/23/2004                   10,224                       10,648
 6/24/2004                   10,204                       10,604
 6/25/2004                   10,160                       10,589
 6/26/2004                   10,160                       10,589
 6/27/2004                   10,160                       10,589
 6/28/2004                   10,144                       10,581
 6/29/2004                   10,156                       10,599
 6/30/2004                   10,204                       10,666
  7/1/2004                   10,120                       10,543
  7/2/2004                   10,104                       10,528
  7/3/2004                   10,104                       10,528
  7/4/2004                   10,104                       10,528
  7/5/2004                   10,104                       10,528
  7/6/2004                   10,036                       10,480
  7/7/2004                   10,056                       10,495
  7/8/2004                    9,976                       10,377
  7/9/2004                   10,004                       10,429
 7/10/2004                   10,004                       10,429
 7/11/2004                   10,004                       10,429
 7/12/2004                   10,028                       10,453
 7/13/2004                   10,032                       10,464
 7/14/2004                   10,012                       10,474
 7/15/2004                    9,976                       10,468
 7/16/2004                    9,952                       10,477
 7/17/2004                    9,952                       10,477
 7/18/2004                    9,952                       10,477
 7/19/2004                    9,964                       10,497
 7/20/2004                   10,024                       10,522
 7/21/2004                    9,900                       10,371
 7/22/2004                    9,916                       10,316
 7/23/2004                    9,868                       10,275
 7/24/2004                    9,868                       10,275
 7/25/2004                    9,868                       10,275
 7/26/2004                    9,856                       10,239
 7/27/2004                    9,952                       10,329
 7/28/2004                    9,968                       10,382
 7/29/2004                   10,028                       10,454
 7/30/2004                   10,028                       10,487
 7/31/2004                   10,028                       10,487
  8/1/2004                   10,028                       10,487
  8/2/2004                   10,068                       10,520
  8/3/2004                   10,036                       10,460
  8/4/2004                   10,008                       10,432
  8/5/2004                    9,860                       10,250
  8/6/2004                    9,720                       10,105
  8/7/2004                    9,720                       10,105
  8/8/2004                    9,720                       10,105
  8/9/2004                    9,736                       10,135
 8/10/2004                    9,852                       10,260
 8/11/2004                    9,832                       10,230
 8/12/2004                    9,712                       10,122
 8/13/2004                    9,716                       10,104
 8/14/2004                    9,716                       10,104
 8/15/2004                    9,716                       10,104
 8/16/2004                    9,872                       10,273
 8/17/2004                    9,888                       10,287
 8/18/2004                   10,004                       10,408
 8/19/2004                    9,976                       10,351
 8/20/2004                   10,056                       10,411
 8/21/2004                   10,056                       10,411
 8/22/2004                   10,056                       10,411
 8/23/2004                   10,016                       10,360
 8/24/2004                   10,024                       10,373
 8/25/2004                   10,100                       10,443
 8/26/2004                   10,108                       10,462
 8/27/2004                   10,128                       10,485
 8/28/2004                   10,128                       10,485
 8/29/2004                   10,128                       10,485
 8/30/2004                   10,064                       10,429
 8/31/2004                   10,128                       10,489
  9/1/2004                   10,136                       10,512
  9/2/2004                   10,260                       10,634
  9/3/2004                   10,236                       10,611
  9/4/2004                   10,236                       10,611
  9/5/2004                   10,236                       10,611
  9/6/2004                   10,236                       10,611
  9/7/2004                   10,316                       10,716
  9/8/2004                   10,256                       10,624
  9/9/2004                   10,276                       10,653
 9/10/2004                   10,308                       10,651
 9/11/2004                   10,308                       10,651
 9/12/2004                   10,308                       10,651
 9/13/2004                   10,324                       10,685
 9/14/2004                   10,340                       10,663
 9/15/2004                   10,276                       10,611
 9/16/2004                   10,336                       10,689
 9/17/2004                   10,376                       10,732
 9/18/2004                   10,376                       10,732
 9/19/2004                   10,376                       10,732
 9/20/2004                   10,320                       10,696
 9/21/2004                   10,412                       10,785
 9/22/2004                   10,284                       10,680
 9/23/2004                   10,220                       10,614
 9/24/2004                   10,260                       10,635
 9/25/2004                   10,260                       10,635
 9/26/2004                   10,260                       10,635
 9/27/2004                   10,188                       10,570
 9/28/2004                   10,248                       10,673
 9/29/2004                   10,264                       10,671
 9/30/2004                   10,300                       10,768
 10/1/2004                   10,448                       10,899
 10/2/2004                   10,448                       10,899
 10/3/2004                   10,448                       10,899
 10/4/2004                   10,484                       10,941
 10/5/2004                   10,472                       10,941
 10/6/2004                   10,560                       11,027
 10/7/2004                   10,488                       10,921
 10/8/2004                   10,436                       10,874
 10/9/2004                   10,436                       10,874
10/10/2004                   10,436                       10,874
10/11/2004                   10,448                       10,856
10/12/2004                   10,424                       10,828
10/13/2004                   10,324                       10,666
10/14/2004                   10,204                       10,590
10/15/2004                   10,248                       10,624
10/16/2004                   10,248                       10,624
10/17/2004                   10,248                       10,624
10/18/2004                   10,272                       10,598
10/19/2004                   10,148                       10,442
10/20/2004                   10,136                       10,495
10/21/2004                   10,156                       10,526
10/22/2004                   10,088                       10,492
10/23/2004                   10,088                       10,492
10/24/2004                   10,088                       10,492
10/25/2004                   10,104                       10,528
10/26/2004                   10,276                       10,719
10/27/2004                   10,360                       10,766
10/28/2004                   10,388                       10,786
10/29/2004                   10,432                       10,860
10/30/2004                   10,432                       10,860
10/31/2004                   10,432                       10,860
 11/1/2004                   10,448                       10,897
 11/2/2004                   10,440                       10,856
 11/3/2004                   10,548                       11,003
 11/4/2004                   10,740                       11,238
 11/5/2004                   10,764                       11,331
 11/6/2004                   10,764                       11,331
 11/7/2004                   10,764                       11,331
 11/8/2004                   10,740                       11,326
 11/9/2004                   10,732                       11,346
11/10/2004                   10,744                       11,367
11/11/2004                   10,836                       11,481
11/12/2004                   10,944                       11,610
11/13/2004                   10,944                       11,610
11/14/2004                   10,944                       11,610
11/15/2004                   10,912                       11,590
11/16/2004                   10,836                       11,526
11/17/2004                   10,896                       11,632
11/18/2004                   10,908                       11,649
11/19/2004                   10,804                       11,581
11/20/2004                   10,804                       11,581
11/21/2004                   10,804                       11,581
11/22/2004                   10,892                       11,710
11/23/2004                   10,924                       11,725
11/24/2004                   10,972                       11,821
11/25/2004                   10,972                       11,821
11/26/2004                   10,992                       11,886
11/27/2004                   10,992                       11,886
11/28/2004                   10,992                       11,886
11/29/2004                   10,952                       11,831
11/30/2004                   10,920                       11,787
 12/1/2004                   11,060                       11,880
 12/2/2004                   11,004                       11,780
 12/3/2004                   11,004                       11,820
 12/4/2004                   11,004                       11,820
 12/5/2004                   11,004                       11,820
 12/6/2004                   11,012                       11,808
 12/7/2004                   10,888                       11,649
 12/8/2004                   10,928                       11,655
 12/9/2004                   10,984                       11,695
12/10/2004                   10,976                       11,708
12/11/2004                   10,976                       11,708
12/12/2004                   10,976                       11,708
12/13/2004                   11,088                       11,851
12/14/2004                   11,120                       11,905
12/15/2004                   11,152                       12,013
12/16/2004                   11,108                       11,961
12/17/2004                   11,056                       11,937
12/18/2004                   11,056                       11,937
12/19/2004                   11,056                       11,937
12/20/2004                   11,044                       11,947
12/21/2004                   11,156                       12,057
12/22/2004                   11,208                       12,070
12/23/2004                   11,208                       12,065
12/24/2004                   11,208                       12,065
12/25/2004                   11,208                       12,065
12/26/2004                   11,208                       12,065
12/27/2004                   11,168                       11,988
12/28/2004                   11,252                       12,086
12/29/2004                   11,260                       12,120
12/30/2004                   11,261                       12,124
12/31/2004                   11,249                       12,110
  1/1/2005                   11,249                       12,110
  1/2/2005                   11,249                       12,110
  1/3/2005                   11,143                       11,927
  1/4/2005                   11,013                       11,772
  1/5/2005                   10,976                       11,639
  1/6/2005                   11,025                       11,705
  1/7/2005                   10,993                       11,679
  1/8/2005                   10,993                       11,679
  1/9/2005                   10,993                       11,679
 1/10/2005                   11,017                       11,727
 1/11/2005                   10,944                       11,658
 1/12/2005                   10,972                       11,700
 1/13/2005                   10,895                       11,702
 1/14/2005                   10,952                       11,790
 1/15/2005                   10,952                       11,790
 1/16/2005                   10,952                       11,790
 1/17/2005                   10,952                       11,790
 1/18/2005                   11,074                       11,883
 1/19/2005                   10,960                       11,808
 1/20/2005                   10,883                       11,687
 1/21/2005                   10,818                       11,639
 1/22/2005                   10,818                       11,639
 1/23/2005                   10,818                       11,639
 1/24/2005                   10,797                       11,606
 1/25/2005                   10,814                       11,610
 1/26/2005                   10,879                       11,720
 1/27/2005                   10,879                       11,764
 1/28/2005                   10,850                       11,735
 1/29/2005                   10,850                       11,735
 1/30/2005                   10,850                       11,735
 1/31/2005                   10,960                       11,884
  2/1/2005                   11,033                       12,003
  2/2/2005                   11,054                       12,085
  2/3/2005                   11,033                       12,111
  2/4/2005                   11,159                       12,254
  2/5/2005                   11,159                       12,254
  2/6/2005                   11,159                       12,254
  2/7/2005                   11,155                       12,203
  2/8/2005                   11,159                       12,217
  2/9/2005                   11,086                       12,126
 2/10/2005                   11,135                       12,184
 2/11/2005                   11,216                       12,277
 2/12/2005                   11,216                       12,277
 2/13/2005                   11,216                       12,277
 2/14/2005                   11,212                       12,302
 2/15/2005                   11,245                       12,357
 2/16/2005                   11,240                       12,426
 2/17/2005                   11,143                       12,331
 2/18/2005                   11,135                       12,338
 2/19/2005                   11,135                       12,338
 2/20/2005                   11,135                       12,338
 2/21/2005                   11,135                       12,338
 2/22/2005                   10,976                       12,114
 2/23/2005                   11,045                       12,204
 2/24/2005                   11,119                       12,313
 2/25/2005                   11,232                       12,488
 2/26/2005                   11,232                       12,488
 2/27/2005                   11,232                       12,488
 2/28/2005                   11,139                       12,400
  3/1/2005                   11,212                       12,451
  3/2/2005                   11,204                       12,444
  3/3/2005                   11,208                       12,528
  3/4/2005                   11,330                       12,693
  3/5/2005                   11,330                       12,693
  3/6/2005                   11,330                       12,693
  3/7/2005                   11,366                       12,721
  3/8/2005                   11,314                       12,654
  3/9/2005                   11,184                       12,498
 3/10/2005                   11,200                       12,484
 3/11/2005                   11,123                       12,489
 3/12/2005                   11,123                       12,489
 3/13/2005                   11,123                       12,489
 3/14/2005                   11,208                       12,598
 3/15/2005                   11,123                       12,506
 3/16/2005                   11,037                       12,367
 3/17/2005                   11,054                       12,445
 3/18/2005                   11,037                       12,408
 3/19/2005                   11,037                       12,408
 3/20/2005                   11,037                       12,408
 3/21/2005                   10,968                       12,382
 3/22/2005                   10,830                       12,232
 3/23/2005                   10,826                       12,184
 3/24/2005                   10,818                       12,207
 3/25/2005                   10,818                       12,207
 3/26/2005                   10,818                       12,207
 3/27/2005                   10,818                       12,207
 3/28/2005                   10,838                       12,151
 3/29/2005                   10,761                       11,996
 3/30/2005                   10,907                       12,172
 3/31/2005                   10,928                       12,288
  4/1/2005                   10,858                       12,320
  4/2/2005                   10,858                       12,320
  4/3/2005                   10,858                       12,320
  4/4/2005                   10,883                       12,312
  4/5/2005                   10,915                       12,342
  4/6/2005                   10,960                       12,396
  4/7/2005                   11,013                       12,438
  4/8/2005                   10,915                       12,311
  4/9/2005                   10,915                       12,311
 4/10/2005                   10,915                       12,311
 4/11/2005                   10,919                       12,331
 4/12/2005                   10,988                       12,352
 4/13/2005                   10,846                       12,173
 4/14/2005                   10,720                       12,001
 4/15/2005                   10,525                       11,701
 4/16/2005                   10,525                       11,701
 4/17/2005                   10,525                       11,701
 4/18/2005                   10,574                       11,798
 4/19/2005                   10,647                       11,936
 4/20/2005                   10,501                       11,779
 4/21/2005                   10,676                       12,001
 4/22/2005                   10,619                       11,956
 4/23/2005                   10,619                       11,956
 4/24/2005                   10,619                       11,956
 4/25/2005                   10,716                       12,071
 4/26/2005                   10,619                       11,928
 4/27/2005                   10,672                       11,920
 4/28/2005                   10,562                       11,778
 4/29/2005                   10,688                       11,920
 4/30/2005                   10,688                       11,920
  5/1/2005                   10,688                       11,920
  5/2/2005                   10,737                       12,007
  5/3/2005                   10,712                       11,969
  5/4/2005                   10,879                       12,159
  5/5/2005                   10,842                       12,108
  5/6/2005                   10,822                       12,137
  5/7/2005                   10,822                       12,137
  5/8/2005                   10,822                       12,137
  5/9/2005                   10,903                       12,260
 5/10/2005                   10,777                       12,143
 5/11/2005                   10,814                       12,165
 5/12/2005                   10,692                       11,934
 5/13/2005                   10,619                       11,780
 5/14/2005                   10,619                       11,780
 5/15/2005                   10,619                       11,780
 5/16/2005                   10,732                       11,888
 5/17/2005                   10,822                       12,022
 5/18/2005                   10,936                       12,163
 5/19/2005                   10,984                       12,246
 5/20/2005                   10,972                       12,267
 5/21/2005                   10,972                       12,267
 5/22/2005                   10,972                       12,267
 5/23/2005                   11,009                       12,298
 5/24/2005                   11,005                       12,304
 5/25/2005                   10,968                       12,309
 5/26/2005                   11,049                       12,411
 5/27/2005                   11,062                       12,470
 5/28/2005                   11,062                       12,470
 5/29/2005                   11,062                       12,470
 5/30/2005                   11,062                       12,470
 5/31/2005                   11,005                       12,451
  6/1/2005                   11,102                       12,582
  6/2/2005                   11,114                       12,600
  6/3/2005                   11,062                       12,580
  6/4/2005                   11,062                       12,580
  6/5/2005                   11,062                       12,580
  6/6/2005                   11,074                       12,615
  6/7/2005                   11,062                       12,624
  6/8/2005                   11,058                       12,647
  6/9/2005                   11,110                       12,714
 6/10/2005                   11,110                       12,747
 6/11/2005                   11,110                       12,747
 6/12/2005                   11,110                       12,747
 6/13/2005                   11,147                       12,811
 6/14/2005                   11,184                       12,901
 6/15/2005                   11,216                       12,930
 6/16/2005                   11,265                       12,984
 6/17/2005                   11,334                       13,085
 6/18/2005                   11,334                       13,085
 6/19/2005                   11,334                       13,085
 6/20/2005                   11,330                       13,077
 6/21/2005                   11,318                       13,046
 6/22/2005                   11,330                       13,064
 6/23/2005                   11,224                       12,963
 6/24/2005                   11,155                       12,872
 6/25/2005                   11,155                       12,872
 6/26/2005                   11,155                       12,872
 6/27/2005                   11,135                       12,895
 6/28/2005                   11,216                       13,013
 6/29/2005                   11,224                       13,016
 6/30/2005                   11,155                       12,974
  7/1/2005                   11,188                       13,093
  7/2/2005                   11,188                       13,093
  7/3/2005                   11,188                       13,093
  7/4/2005                   11,188                       13,093
  7/5/2005                   11,277                       13,231
  7/6/2005                   11,192                       13,116
  7/7/2005                   11,220                       13,187
  7/8/2005                   11,330                       13,296
  7/9/2005                   11,330                       13,296
 7/10/2005                   11,330                       13,296
 7/11/2005                   11,387                       13,393
 7/12/2005                   11,407                       13,415
 7/13/2005                   11,423                       13,406
 7/14/2005                   11,440                       13,362
 7/15/2005                   11,460                       13,357
 7/16/2005                   11,460                       13,357
 7/17/2005                   11,460                       13,357
 7/18/2005                   11,383                       13,331
 7/19/2005                   11,436                       13,447
 7/20/2005                   11,484                       13,537
 7/21/2005                   11,395                       13,387
 7/22/2005                   11,472                       13,538
 7/23/2005                   11,472                       13,538
 7/24/2005                   11,472                       13,538
 7/25/2005                   11,431                       13,501
 7/26/2005                   11,452                       13,519
 7/27/2005                   11,501                       13,608
 7/28/2005                   11,570                       13,741
 7/29/2005                   11,488                       13,690
 7/30/2005                   11,488                       13,690
 7/31/2005                   11,488                       13,690
  8/1/2005                   11,496                       13,689
  8/2/2005                   11,570                       13,810
  8/3/2005                   11,586                       13,820
  8/4/2005                   11,517                       13,745
  8/5/2005                   11,403                       13,551
  8/6/2005                   11,403                       13,551
  8/7/2005                   11,403                       13,551
  8/8/2005                   11,375                       13,477
  8/9/2005                   11,448                       13,548
 8/10/2005                   11,452                       13,621
 8/11/2005                   11,529                       13,703
 8/12/2005                   11,464                       13,650
 8/13/2005                   11,464                       13,650
 8/14/2005                   11,464                       13,650
 8/15/2005                   11,501                       13,671
 8/16/2005                   11,379                       13,486
 8/17/2005                   11,387                       13,432
 8/18/2005                   11,366                       13,402
 8/19/2005                   11,383                       13,481
 8/20/2005                   11,383                       13,481
 8/21/2005                   11,383                       13,481
 8/22/2005                   11,403                       13,516
 8/23/2005                   11,362                       13,489
 8/24/2005                   11,285                       13,480
 8/25/2005                   11,310                       13,554
 8/26/2005                   11,236                       13,463
 8/27/2005                   11,236                       13,463
 8/28/2005                   11,236                       13,463
 8/29/2005                   11,293                       13,551
 8/30/2005                   11,269                       13,575
 8/31/2005                   11,391                       13,797
  9/1/2005                   11,419                       13,915
  9/2/2005                   11,383                       13,850
  9/3/2005                   11,383                       13,850
  9/4/2005                   11,383                       13,850
  9/5/2005                   11,383                       13,850
  9/6/2005                   11,509                       13,985
  9/7/2005                   11,537                       14,045
  9/8/2005                   11,486                       13,969
  9/9/2005                   11,589                       14,153
 9/10/2005                   11,589                       14,153
 9/11/2005                   11,589                       14,153
 9/12/2005                   11,577                       14,095
 9/13/2005                   11,494                       13,993
 9/14/2005                   11,478                       14,017
 9/15/2005                   11,486                       13,994
 9/16/2005                   11,601                       14,079
 9/17/2005                   11,601                       14,079
 9/18/2005                   11,601                       14,079
 9/19/2005                   11,531                       13,923
 9/20/2005                   11,432                       13,755
 9/21/2005                   11,313                       13,601
 9/22/2005                   11,346                       13,621
 9/23/2005                   11,354                       13,696
 9/24/2005                   11,354                       13,696
 9/25/2005                   11,354                       13,696
 9/26/2005                   11,366                       13,649
 9/27/2005                   11,354                       13,632
 9/28/2005                   11,371                       13,678
 9/29/2005                   11,490                       13,776
 9/30/2005                   11,490                       13,846
 10/1/2005                   11,490                       13,846
 10/2/2005                   11,490                       13,846
 10/3/2005                   11,486                       13,846
 10/4/2005                   11,358                       13,701
 10/5/2005                   11,185                       13,417
 10/6/2005                   11,127                       13,303
 10/7/2005                   11,173                       13,330
 10/8/2005                   11,173                       13,330
 10/9/2005                   11,173                       13,330
10/10/2005                   11,070                       13,023
10/11/2005                   11,041                       12,945
10/12/2005                   10,954                       12,839
10/13/2005                   10,925                       12,803
10/14/2005                   11,016                       12,915
10/15/2005                   11,016                       12,915
10/16/2005                   11,016                       12,915
10/17/2005                   11,057                       13,027
10/18/2005                   10,942                       12,852
10/19/2005                   11,094                       12,987
10/20/2005                   10,905                       12,829
10/21/2005                   10,946                       12,847
10/22/2005                   10,946                       12,847
10/23/2005                   10,946                       12,847
10/24/2005                   11,156                       13,083
10/25/2005                   11,140                       13,045
10/26/2005                   11,103                       13,015
10/27/2005                   10,999                       12,855
10/28/2005                   11,197                       13,079
10/29/2005                   11,197                       13,079
10/30/2005                   11,197                       13,079
10/31/2005                   11,280                       13,260
 11/1/2005                   11,259                       13,234
 11/2/2005                   11,383                       13,381
 11/3/2005                   11,404                       13,366
 11/4/2005                   11,395                       13,387
 11/5/2005                   11,395                       13,387
 11/6/2005                   11,395                       13,387
 11/7/2005                   11,420                       13,438
 11/8/2005                   11,383                       13,329
 11/9/2005                   11,412                       13,363
11/10/2005                   11,507                       13,444
11/11/2005                   11,548                       13,474
11/12/2005                   11,548                       13,474
11/13/2005                   11,548                       13,474
11/14/2005                   11,544                       13,486
11/15/2005                   11,469                       13,405
11/16/2005                   11,482                       13,423
11/17/2005                   11,614                       13,597
11/18/2005                   11,659                       13,706
11/19/2005                   11,659                       13,706
11/20/2005                   11,659                       13,706
11/21/2005                   11,713                       13,725
11/22/2005                   11,787                       13,757
11/23/2005                   11,845                       13,818
11/24/2005                   11,845                       13,818
11/25/2005                   11,865                       13,832
11/26/2005                   11,865                       13,832
11/27/2005                   11,865                       13,832
11/28/2005                   11,762                       13,734
11/29/2005                   11,775                       13,740
11/30/2005                   11,684                       13,655
 12/1/2005                   11,832                       13,827
 12/2/2005                   11,824                       13,821
 12/3/2005                   11,824                       13,821
 12/4/2005                   11,824                       13,821
 12/5/2005                   11,803                       13,776
 12/6/2005                   11,816                       13,787
 12/7/2005                   11,750                       13,717
 12/8/2005                   11,750                       13,717
 12/9/2005                   11,791                       13,797
12/10/2005                   11,791                       13,797
12/11/2005                   11,791                       13,797
12/12/2005                   11,791                       13,789
12/13/2005                   11,869                       13,866
12/14/2005                   11,927                       13,948
12/15/2005                   11,886                       13,897
12/16/2005                   11,853                       13,892
12/17/2005                   11,853                       13,892
12/18/2005                   11,853                       13,892
12/19/2005                   11,758                       13,772
12/20/2005                   11,742                       13,756
12/21/2005                   11,791                       13,814
12/22/2005                   11,846                       13,877
12/23/2005                   11,850                       13,884
12/24/2005                   11,850                       13,884
12/25/2005                   11,850                       13,884
12/26/2005                   11,850                       13,884
12/27/2005                   11,766                       13,790
12/28/2005                   11,787                       13,814
12/29/2005                   11,783                       13,807
12/30/2005                   11,720                       13,735
12/31/2005                   11,720                       13,735
  1/1/2006                   11,720                       13,735
  1/2/2006                   11,720                       13,735
  1/3/2006                   11,875                       13,918
  1/4/2006                   11,963                       14,024
  1/5/2006                   11,976                       14,042
  1/6/2006                   12,073                       14,156
  1/7/2006                   12,073                       14,156
  1/8/2006                   12,073                       14,156
  1/9/2006                   12,161                       14,259
 1/10/2006                   12,152                       14,252
 1/11/2006                   12,165                       14,269
 1/12/2006                   12,073                       14,161
 1/13/2006                   12,073                       14,161
 1/14/2006                   12,073                       14,161
 1/15/2006                   12,073                       14,161
 1/16/2006                   12,073                       14,161
 1/17/2006                   11,997                       14,071
 1/18/2006                   11,984                       14,057
 1/19/2006                   12,022                       14,105
 1/20/2006                   11,867                       13,920
 1/21/2006                   11,867                       13,920
 1/22/2006                   11,867                       13,920
 1/23/2006                   11,930                       13,998
 1/24/2006                   12,022                       14,107
 1/25/2006                   12,014                       14,098
 1/26/2006                   12,077                       14,170
 1/27/2006                   12,173                       14,286
 1/28/2006                   12,173                       14,286
 1/29/2006                   12,173                       14,286
 1/30/2006                   12,169                       14,286
 1/31/2006                   12,119                       14,224
  2/1/2006                   12,140                       14,253
  2/2/2006                   12,026                       14,118
  2/3/2006                   11,934                       14,013
  2/4/2006                   11,934                       14,013
  2/5/2006                   11,934                       14,013
  2/6/2006                   11,989                       14,077
  2/7/2006                   11,888                       13,957
  2/8/2006                   11,926                       14,006
  2/9/2006                   11,913                       13,990
 2/10/2006                   11,947                       14,033
 2/11/2006                   11,947                       14,033
 2/12/2006                   11,947                       14,033
 2/13/2006                   11,905                       13,985
 2/14/2006                   12,056                       14,160
 2/15/2006                   12,081                       14,194
 2/16/2006                   12,165                       14,298
 2/17/2006                   12,194                       14,331
 2/18/2006                   12,194                       14,331
 2/19/2006                   12,194                       14,331
 2/20/2006                   12,194                       14,331
 2/21/2006                   12,178                       14,318
 2/22/2006                   12,278                       14,434
 2/23/2006                   12,220                       14,369
 2/24/2006                   12,182                       14,325
 2/25/2006                   12,182                       14,325
 2/26/2006                   12,182                       14,325
 2/27/2006                   12,215                       14,363
 2/28/2006                   12,098                       14,225
  3/1/2006                   12,173                       14,315
  3/2/2006                   12,119                       14,251
  3/3/2006                   12,094                       14,224
  3/4/2006                   12,094                       14,224
  3/5/2006                   12,094                       14,224
  3/6/2006                   12,010                       14,128
  3/7/2006                   11,968                       14,081
  3/8/2006                   11,984                       14,103
  3/9/2006                   11,951                       14,060
 3/10/2006                   12,068                       14,203
 3/11/2006                   12,068                       14,203
 3/12/2006                   12,068                       14,203
 3/13/2006                   12,102                       14,243
 3/14/2006                   12,245                       14,411
 3/15/2006                   12,308                       14,490
 3/16/2006                   12,371                       14,565
 3/17/2006                   12,396                       14,595
 3/18/2006                   12,396                       14,595
 3/19/2006                   12,396                       14,595
 3/20/2006                   12,341                       14,535
 3/21/2006                   12,278                       14,460
 3/22/2006                   12,354                       14,550
 3/23/2006                   12,337                       14,531
 3/24/2006                   12,358                       14,556
 3/25/2006                   12,358                       14,556
 3/26/2006                   12,358                       14,556
 3/27/2006                   12,362                       14,559
 3/28/2006                   12,287                       14,471
 3/29/2006                   12,379                       14,579
 3/30/2006                   12,287                       14,473
 3/31/2006                   12,236                       14,415
  4/1/2006                   12,236                       14,415
  4/2/2006                   12,236                       14,415
  4/3/2006                   12,283                       14,470
  4/4/2006                   12,371                       14,576
  4/5/2006                   12,442                       14,662
  4/6/2006                   12,400                       14,613
  4/7/2006                   12,266                       14,459
  4/8/2006                   12,266                       14,459
  4/9/2006                   12,266                       14,459
 4/10/2006                   12,253                       14,443
 4/11/2006                   12,152                       14,326
 4/12/2006                   12,207                       14,389
 4/13/2006                   12,203                       14,388
 4/14/2006                   12,203                       14,388
 4/15/2006                   12,203                       14,388
 4/16/2006                   12,203                       14,388
 4/17/2006                   12,194                       14,376
 4/18/2006                   12,438                       14,664
 4/19/2006                   12,480                       14,716
 4/20/2006                   12,518                       14,761
 4/21/2006                   12,514                       14,760
 4/22/2006                   12,514                       14,760
 4/23/2006                   12,514                       14,760
 4/24/2006                   12,493                       14,734
 4/25/2006                   12,417                       14,646
 4/26/2006                   12,514                       14,759
 4/27/2006                   12,556                       14,812
 4/28/2006                   12,598                       14,861
 4/29/2006                   12,598                       14,861
 4/30/2006                   12,598                       14,861
  5/1/2006                   12,564                       14,822
  5/2/2006                   12,669                       14,947
  5/3/2006                   12,623                       14,892
  5/4/2006                   12,657                       14,937
  5/5/2006                   12,791                       15,098
  5/6/2006                   12,791                       15,098
  5/7/2006                   12,791                       15,098
  5/8/2006                   12,820                       15,131
  5/9/2006                   12,825                       15,136
 5/10/2006                   12,867                       15,189
 5/11/2006                   12,694                       14,985
 5/12/2006                   12,522                       14,784
 5/13/2006                   12,522                       14,784
 5/14/2006                   12,522                       14,784
 5/15/2006                   12,522                       14,785
 5/16/2006                   12,467                       14,720
 5/17/2006                   12,245                       14,455
 5/18/2006                   12,169                       14,365
 5/19/2006                   12,257                       14,468
 5/20/2006                   12,257                       14,468
 5/21/2006                   12,257                       14,468
 5/22/2006                   12,220                       14,426
 5/23/2006                   12,152                       14,347
 5/24/2006                   12,152                       14,345
 5/25/2006                   12,333                       14,560
 5/26/2006                   12,446                       14,698
 5/27/2006                   12,446                       14,698
 5/28/2006                   12,446                       14,698
 5/29/2006                   12,446                       14,698
 5/30/2006                   12,236                       14,450
 5/31/2006                   12,383                       14,627
  6/1/2006                   12,560                       14,835
  6/2/2006                   12,564                       14,843
  6/3/2006                   12,564                       14,843
  6/4/2006                   12,564                       14,843
  6/5/2006                   12,341                       14,580
  6/6/2006                   12,299                       14,530
  6/7/2006                   12,228                       14,447
  6/8/2006                   12,257                       14,482
  6/9/2006                   12,241                       14,466
 6/10/2006                   12,241                       14,466
 6/11/2006                   12,241                       14,466
 6/12/2006                   12,094                       14,291
 6/13/2006                   11,938                       14,105
 6/14/2006                   11,968                       14,141
 6/15/2006                   12,262                       14,494
 6/16/2006                   12,203                       14,422
 6/17/2006                   12,203                       14,422
 6/18/2006                   12,203                       14,422
 6/19/2006                   12,089                       14,288
 6/20/2006                   12,089                       14,289
 6/21/2006                   12,207                       14,430
 6/22/2006                   12,182                       14,400
 6/23/2006                   12,190                       14,413
 6/24/2006                   12,190                       14,413
 6/25/2006                   12,190                       14,413
 6/26/2006                   12,270                       14,508
 6/27/2006                   12,140                       14,357
 6/28/2006                   12,211                       14,441
 6/29/2006                   12,459                       14,734
 6/30/2006                   12,489                       14,777
  7/1/2006                   12,489                       14,777
  7/2/2006                   12,489                       14,777
  7/3/2006                   12,552                       14,854
  7/4/2006                   12,552                       14,854
  7/5/2006                   12,438                       14,717
  7/6/2006                   12,451                       14,734
  7/7/2006                   12,404                       14,680
  7/8/2006                   12,404                       14,680
  7/9/2006                   12,404                       14,680
 7/10/2006                   12,459                       14,748
 7/11/2006                   12,489                       14,784
 7/12/2006                   12,367                       14,639
 7/13/2006                   12,165                       14,405
 7/14/2006                   12,098                       14,323
 7/15/2006                   12,098                       14,323
 7/16/2006                   12,098                       14,323
 7/17/2006                   12,068                       14,291
 7/18/2006                   12,085                       14,311
 7/19/2006                   12,283                       14,546
 7/20/2006                   12,178                       14,418
 7/21/2006                   12,089                       14,317
 7/22/2006                   12,089                       14,317
 7/23/2006                   12,089                       14,317
 7/24/2006                   12,274                       14,539
 7/25/2006                   12,383                       14,672
 7/26/2006                   12,392                       14,681
 7/27/2006                   12,283                       14,554
 7/28/2006                   12,417                       14,714
 7/29/2006                   12,417                       14,714
 7/30/2006                   12,417                       14,714
 7/31/2006                   12,409                       14,706
  8/1/2006                   12,325                       14,606
  8/2/2006                   12,396                       14,694
  8/3/2006                   12,467                       14,778
  8/4/2006                   12,446                       14,756
  8/5/2006                   12,446                       14,756
  8/6/2006                   12,446                       14,756
  8/7/2006                   12,413                       14,715
  8/8/2006                   12,375                       14,669
  8/9/2006                   12,287                       14,566
 8/10/2006                   12,333                       14,621
 8/11/2006                   12,278                       14,562
 8/12/2006                   12,278                       14,562
 8/13/2006                   12,278                       14,562
 8/14/2006                   12,312                       14,602
 8/15/2006                   12,476                       14,803
 8/16/2006                   12,581                       14,929
 8/17/2006                   12,581                       14,930
 8/18/2006                   12,594                       14,949
 8/19/2006                   12,594                       14,949
 8/20/2006                   12,594                       14,949
 8/21/2006                   12,526                       14,870
 8/22/2006                   12,552                       14,898
 8/23/2006                   12,476                       14,807
 8/24/2006                   12,467                       14,800
 8/25/2006                   12,459                       14,793
 8/26/2006                   12,459                       14,793
 8/27/2006                   12,459                       14,793
 8/28/2006                   12,539                       14,885
 8/29/2006                   12,573                       14,927
 8/30/2006                   12,547                       14,898
 8/31/2006                   12,598                       14,959
  9/1/2006                   12,657                       15,030
  9/2/2006                   12,657                       15,030
  9/3/2006                   12,657                       15,030
  9/4/2006                   12,657                       15,030
  9/5/2006                   12,678                       15,058
  9/6/2006                   12,581                       14,942
  9/7/2006                   12,531                       14,884
  9/8/2006                   12,602                       14,970
  9/9/2006                   12,602                       14,970
 9/10/2006                   12,602                       14,970
 9/11/2006                   12,581                       14,947
 9/12/2006                   12,728                       15,122
 9/13/2006                   12,795                       15,203
 9/14/2006                   12,745                       15,147
 9/15/2006                   12,728                       15,125
 9/16/2006                   12,728                       15,125
 9/17/2006                   12,728                       15,125
 9/18/2006                   12,711                       15,108
 9/19/2006                   12,686                       15,079
 9/20/2006                   12,749                       15,154
 9/21/2006                   12,644                       15,029
 9/22/2006                   12,610                       14,990
 9/23/2006                   12,610                       14,990
 9/24/2006                   12,610                       14,990
 9/25/2006                   12,736                       15,143
 9/26/2006                   12,833                       15,260
 9/27/2006                   12,850                       15,281
 9/28/2006                   12,871                       15,304
 9/29/2006                   12,808                       15,231
 9/30/2006                   12,808                       15,231
 10/1/2006                   12,808                       15,231
 10/2/2006                   12,812                       15,238
 10/3/2006                   12,846                       15,278
 10/4/2006                   12,976                       15,432
 10/5/2006                   12,976                       15,432
 10/6/2006                   12,892                       15,336
 10/7/2006                   12,892                       15,336
 10/8/2006                   12,892                       15,336
 10/9/2006                   12,938                       15,392
10/10/2006                   13,001                       15,466
10/11/2006                   13,022                       15,493
10/12/2006                   13,148                       15,646
10/13/2006                   13,198                       15,705
10/14/2006                   13,198                       15,705
10/15/2006                   13,198                       15,705
10/16/2006                   13,249                       15,768
10/17/2006                   13,203                       15,711
10/18/2006                   13,215                       15,728
10/19/2006                   13,211                       15,727
10/20/2006                   13,203                       15,716
10/21/2006                   13,203                       15,716
10/22/2006                   13,203                       15,716
10/23/2006                   13,291                       15,821
10/24/2006                   13,337                       15,879
10/25/2006                   13,354                       15,898
10/26/2006                   13,413                       15,971
10/27/2006                   13,299                       15,838
10/28/2006                   13,299                       15,838
10/29/2006                   13,299                       15,838
10/30/2006                   13,333                       15,877
10/31/2006                   13,287                       15,823
 11/1/2006                   13,224                       15,751
 11/2/2006                   13,203                       15,725
 11/3/2006                   13,123                       15,636
 11/4/2006                   13,123                       15,636
 11/5/2006                   13,123                       15,636
 11/6/2006                   13,261                       15,804
 11/7/2006                   13,278                       15,821
 11/8/2006                   13,329                       15,883
 11/9/2006                   13,278                       15,825
11/10/2006                   13,345                       15,905
11/11/2006                   13,345                       15,905
11/12/2006                   13,345                       15,905
11/13/2006                   13,379                       15,945
11/14/2006                   13,488                       16,076
11/15/2006                   13,497                       16,090
11/16/2006                   13,534                       16,140
11/17/2006                   13,509                       16,111
11/18/2006                   13,509                       16,111
11/19/2006                   13,509                       16,111
11/20/2006                   13,509                       16,111
11/21/2006                   13,539                       16,146
11/22/2006                   13,555                       16,169
11/23/2006                   13,555                       16,169
11/24/2006                   13,543                       16,152
11/25/2006                   13,543                       16,152
11/26/2006                   13,543                       16,152
11/27/2006                   13,354                       15,927
11/28/2006                   13,375                       15,953
11/29/2006                   13,543                       16,155
11/30/2006                   13,581                       16,200
 12/1/2006                   13,530                       16,146
 12/2/2006                   13,530                       16,146
 12/3/2006                   13,530                       16,146
 12/4/2006                   13,698                       16,344
 12/5/2006                   13,736                       16,392
 12/6/2006                   13,715                       16,369
 12/7/2006                   13,660                       16,305
 12/8/2006                   13,681                       16,331
 12/9/2006                   13,681                       16,331
12/10/2006                   13,681                       16,331
12/11/2006                   13,720                       16,380
12/12/2006                   13,712                       16,367
12/13/2006                   13,716                       16,374
12/14/2006                   13,829                       16,512
12/15/2006                   13,820                       16,500
12/16/2006                   13,820                       16,500
12/17/2006                   13,820                       16,500
12/18/2006                   13,746                       16,426
12/19/2006                   13,764                       16,445
12/20/2006                   13,785                       16,474
12/21/2006                   13,742                       16,420
12/22/2006                   13,703                       16,380
12/23/2006                   13,703                       16,380
12/24/2006                   13,703                       16,380
12/25/2006                   13,703                       16,380
12/26/2006                   13,781                       16,474
12/27/2006                   13,889                       16,602
12/28/2006                   13,850                       16,557
12/29/2006                   13,790                       16,489
12/30/2006                   13,790                       16,489
12/31/2006                   13,790                       16,489

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/06
--------------------------------------------------------------------------------
                                                                         SINCE
                                                               ONE     INCEPTION
                                                               YEAR   (05/03/04)
--------------------------------------------------------------------------------
LARGE-CAP VALUE FUND                                          17.66%    12.82%
S&P 500/CITIGROUP PURE VALUE INDEX                            20.05%    20.66%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500/CITIGROUP PURE VALUE INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                                          S&P 500/CITIGROUP
                                   LARGE-CAP VALUE FUND   PURE VALUE INDEX
OTHER                                       9.9%                 8.9%
FINANCIALS                                 23.8%                20.8%
UTILITIES                                  20.1%                16.6%
CONSUMER DISCRETIONARY                     16.4%                16.8%
MATERIALS                                   8.4%                11.5%
CONSUMER STAPLES                            7.6%                 8.8%
TELECOMMUNICATION SERVICES                  7.5%
INDUSTRIALS                                 5.7%                10.2%
INFORMATION TECHNOLOGY                                           6.4%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Ford Motor Co.                                                              2.3%
Fannie Mae                                                                  1.8%
Embarq Corp.                                                                1.8%
Sanmina-SCI Corp.                                                           1.7%
Supervalu, Inc.                                                             1.4%
Dillard's, Inc. -- Class A                                                  1.3%
General Motors Corp.                                                        1.3%
DTE Energy Co.                                                              1.3%
NiSource, Inc.                                                              1.2%
Keyspan Corp.                                                               1.2%
--------------------------------------------------------------------------------
Top Ten Total                                                              15.3%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 27

--------------------------------------------------------------------------------

SMALL-CAP GROWTH FUND

OBJECTIVE: To provide investment results that match the performance of a benchmark for small-cap growth securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Growth Index.

INCEPTION: May 3, 2004

For 2006, the S&P SmallCap 600/Citigroup Pure Growth Index posted its fourth consecutive annual gain. Growth stocks underperformed value stocks in 2006; however, the index was still able to gain 9.79%, as small-capitalization stocks performed well in general. Rydex Small-Cap Growth Fund gained 7.73% for the period, as the health care, information technology and consumer staples sectors helped drive returns.

                          CUMULATIVE FUND PERFORMANCE:
                        MAY 3, 2004 - DECEMBER 31, 2006

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                  S&P SMALL CAP 600/
    DATE           SMALL-CAP GROWTH FUND     CITIGROUP PURE GROWTH INDEX
  5/3/2004                10,000                       10,000
  5/4/2004                10,056                        9,998
  5/5/2004                10,104                       10,022
  5/6/2004                 9,976                        9,862
  5/7/2004                 9,748                        9,591
  5/8/2004                 9,748                        9,591
  5/9/2004                 9,748                        9,591
 5/10/2004                 9,560                        9,413
 5/11/2004                 9,752                        9,575
 5/12/2004                 9,752                        9,588
 5/13/2004                 9,720                        9,540
 5/14/2004                 9,664                        9,525
 5/15/2004                 9,664                        9,525
 5/16/2004                 9,664                        9,525
 5/17/2004                 9,520                        9,423
 5/18/2004                 9,628                        9,505
 5/19/2004                 9,616                        9,466
 5/20/2004                 9,612                        9,460
 5/21/2004                 9,704                        9,563
 5/22/2004                 9,704                        9,563
 5/23/2004                 9,704                        9,563
 5/24/2004                 9,804                        9,679
 5/25/2004                10,060                        9,941
 5/26/2004                10,112                        9,960
 5/27/2004                10,112                        9,949
 5/28/2004                10,096                        9,929
 5/29/2004                10,096                        9,929
 5/30/2004                10,096                        9,929
 5/31/2004                10,096                        9,929
  6/1/2004                10,168                       10,017
  6/2/2004                10,204                       10,041
  6/3/2004                10,028                        9,888
  6/4/2004                10,120                        9,967
  6/5/2004                10,120                        9,967
  6/6/2004                10,120                        9,967
  6/7/2004                10,308                       10,164
  6/8/2004                10,324                       10,182
  6/9/2004                10,204                       10,068
 6/10/2004                10,192                       10,069
 6/11/2004                10,192                       10,069
 6/12/2004                10,192                       10,069
 6/13/2004                10,192                       10,069
 6/14/2004                10,044                        9,949
 6/15/2004                10,224                       10,101
 6/16/2004                10,304                       10,161
 6/17/2004                10,288                       10,185
 6/18/2004                10,284                       10,195
 6/19/2004                10,284                       10,195
 6/20/2004                10,284                       10,195
 6/21/2004                10,268                       10,192
 6/22/2004                10,336                       10,240
 6/23/2004                10,468                       10,368
 6/24/2004                10,460                       10,380
 6/25/2004                10,556                       10,468
 6/26/2004                10,556                       10,468
 6/27/2004                10,556                       10,468
 6/28/2004                10,492                       10,416
 6/29/2004                10,576                       10,480
 6/30/2004                10,648                       10,552
  7/1/2004                10,488                       10,447
  7/2/2004                10,444                       10,432
  7/3/2004                10,444                       10,432
  7/4/2004                10,444                       10,432
  7/5/2004                10,444                       10,432
  7/6/2004                10,272                       10,306
  7/7/2004                10,232                       10,280
  7/8/2004                10,072                       10,097
  7/9/2004                10,100                       10,123
 7/10/2004                10,100                       10,123
 7/11/2004                10,100                       10,123
 7/12/2004                10,036                       10,090
 7/13/2004                10,048                       10,114
 7/14/2004                 9,984                       10,079
 7/15/2004                10,040                       10,119
 7/16/2004                 9,960                       10,043
 7/17/2004                 9,960                       10,043
 7/18/2004                 9,960                       10,043
 7/19/2004                 9,924                        9,956
 7/20/2004                10,068                       10,120
 7/21/2004                 9,820                        9,887
 7/22/2004                 9,796                        9,857
 7/23/2004                 9,664                        9,755
 7/24/2004                 9,664                        9,755
 7/25/2004                 9,664                        9,755
 7/26/2004                 9,560                        9,640
 7/27/2004                 9,748                        9,823
 7/28/2004                 9,708                        9,816
 7/29/2004                 9,868                        9,962
 7/30/2004                 9,924                        9,961
 7/31/2004                 9,924                        9,961
  8/1/2004                 9,924                        9,961
  8/2/2004                 9,920                        9,969
  8/3/2004                 9,784                        9,844
  8/4/2004                 9,748                        9,793
  8/5/2004                 9,556                        9,606
  8/6/2004                 9,284                        9,352
  8/7/2004                 9,284                        9,352
  8/8/2004                 9,284                        9,352
  8/9/2004                 9,300                        9,334
 8/10/2004                 9,456                        9,493
 8/11/2004                 9,440                        9,481
 8/12/2004                 9,244                        9,303
 8/13/2004                 9,244                        9,342
 8/14/2004                 9,244                        9,342
 8/15/2004                 9,244                        9,342
 8/16/2004                 9,428                        9,513
 8/17/2004                 9,464                        9,559
 8/18/2004                 9,652                        9,713
 8/19/2004                 9,628                        9,712
 8/20/2004                 9,772                        9,879
 8/21/2004                 9,772                        9,879
 8/22/2004                 9,772                        9,879
 8/23/2004                 9,720                        9,831
 8/24/2004                 9,700                        9,804
 8/25/2004                 9,768                        9,855
 8/26/2004                 9,732                        9,849
 8/27/2004                 9,808                        9,929
 8/28/2004                 9,808                        9,929
 8/29/2004                 9,808                        9,929
 8/30/2004                 9,672                        9,816
 8/31/2004                 9,704                        9,860
  9/1/2004                 9,820                        9,958
  9/2/2004                 9,952                       10,109
  9/3/2004                 9,912                       10,081
  9/4/2004                 9,912                       10,081
  9/5/2004                 9,912                       10,081
  9/6/2004                 9,912                       10,081
  9/7/2004                10,024                       10,209
  9/8/2004                 9,932                       10,103
  9/9/2004                10,056                       10,222
 9/10/2004                10,140                       10,296
 9/11/2004                10,140                       10,296
 9/12/2004                10,140                       10,296
 9/13/2004                10,216                       10,381
 9/14/2004                10,208                       10,361
 9/15/2004                10,152                       10,310
 9/16/2004                10,232                       10,400
 9/17/2004                10,212                       10,410
 9/18/2004                10,212                       10,410
 9/19/2004                10,212                       10,410
 9/20/2004                10,192                       10,406
 9/21/2004                10,324                       10,576
 9/22/2004                10,104                       10,375
 9/23/2004                10,108                       10,373
 9/24/2004                10,132                       10,399
 9/25/2004                10,132                       10,399
 9/26/2004                10,132                       10,399
 9/27/2004                 9,972                       10,259
 9/28/2004                10,108                       10,368
 9/29/2004                10,236                       10,499
 9/30/2004                10,228                       10,496
 10/1/2004                10,416                       10,650
 10/2/2004                10,416                       10,650
 10/3/2004                10,416                       10,650
 10/4/2004                10,484                       10,709
 10/5/2004                10,444                       10,673
 10/6/2004                10,524                       10,765
 10/7/2004                10,384                       10,628
 10/8/2004                10,216                       10,496
 10/9/2004                10,216                       10,496
10/10/2004                10,216                       10,496
10/11/2004                10,252                       10,522
10/12/2004                10,232                       10,526
10/13/2004                10,132                       10,415
10/14/2004                10,084                       10,374
10/15/2004                10,152                       10,395
10/16/2004                10,152                       10,395
10/17/2004                10,152                       10,395
10/18/2004                10,180                       10,398
10/19/2004                10,132                       10,341
10/20/2004                10,208                       10,415
10/21/2004                10,340                       10,540
10/22/2004                10,212                       10,405
10/23/2004                10,212                       10,405
10/24/2004                10,212                       10,405
10/25/2004                10,264                       10,458
10/26/2004                10,360                       10,600
10/27/2004                10,528                       10,742
10/28/2004                10,480                       10,720
10/29/2004                10,496                       10,716
10/30/2004                10,496                       10,716
10/31/2004                10,496                       10,716
 11/1/2004                10,532                       10,768
 11/2/2004                10,504                       10,751
 11/3/2004                10,700                       10,957
 11/4/2004                10,844                       11,091
 11/5/2004                10,932                       11,169
 11/6/2004                10,932                       11,169
 11/7/2004                10,932                       11,169
 11/8/2004                10,884                       11,128
 11/9/2004                10,932                       11,227
11/10/2004                10,968                       11,288
11/11/2004                11,068                       11,397
11/12/2004                11,164                       11,512
11/13/2004                11,164                       11,512
11/14/2004                11,164                       11,512
11/15/2004                11,176                       11,528
11/16/2004                11,052                       11,402
11/17/2004                11,160                       11,479
11/18/2004                11,140                       11,473
11/19/2004                10,964                       11,292
11/20/2004                10,964                       11,292
11/21/2004                10,964                       11,292
11/22/2004                11,128                       11,471
11/23/2004                11,184                       11,542
11/24/2004                11,260                       11,607
11/25/2004                11,260                       11,607
11/26/2004                11,276                       11,634
11/27/2004                11,276                       11,634
11/28/2004                11,276                       11,634
11/29/2004                11,320                       11,673
11/30/2004                11,312                       11,643
 12/1/2004                11,440                       11,774
 12/2/2004                11,412                       11,720
 12/3/2004                11,392                       11,694
 12/4/2004                11,392                       11,694
 12/5/2004                11,392                       11,694
 12/6/2004                11,328                       11,644
 12/7/2004                11,076                       11,416
 12/8/2004                11,160                       11,503
 12/9/2004                11,132                       11,501
12/10/2004                11,164                       11,563
12/11/2004                11,164                       11,563
12/12/2004                11,164                       11,563
12/13/2004                11,272                       11,667
12/14/2004                11,372                       11,777
12/15/2004                11,432                       11,876
12/16/2004                11,368                       11,837
12/17/2004                11,364                       11,826
12/18/2004                11,364                       11,826
12/19/2004                11,364                       11,826
12/20/2004                11,316                       11,766
12/21/2004                11,460                       11,889
12/22/2004                11,512                       11,986
12/23/2004                11,528                       11,997
12/24/2004                11,528                       11,997
12/25/2004                11,528                       11,997
12/26/2004                11,528                       11,997
12/27/2004                11,400                       11,898
12/28/2004                11,612                       12,101
12/29/2004                11,608                       12,125
12/30/2004                11,598                       12,120
12/31/2004                11,582                       12,070
  1/1/2005                11,582                       12,070
  1/2/2005                11,582                       12,070
  1/3/2005                11,375                       11,839
  1/4/2005                11,172                       11,625
  1/5/2005                11,010                       11,467
  1/6/2005                11,058                       11,547
  1/7/2005                10,957                       11,462
  1/8/2005                10,957                       11,462
  1/9/2005                10,957                       11,462
 1/10/2005                11,079                       11,620
 1/11/2005                11,014                       11,566
 1/12/2005                11,038                       11,596
 1/13/2005                11,046                       11,599
 1/14/2005                11,139                       11,709
 1/15/2005                11,139                       11,709
 1/16/2005                11,139                       11,709
 1/17/2005                11,139                       11,709
 1/18/2005                11,294                       11,867
 1/19/2005                11,188                       11,735
 1/20/2005                11,119                       11,638
 1/21/2005                11,107                       11,614
 1/22/2005                11,107                       11,614
 1/23/2005                11,107                       11,614
 1/24/2005                11,010                       11,484
 1/25/2005                11,050                       11,502
 1/26/2005                11,249                       11,744
 1/27/2005                11,273                       11,747
 1/28/2005                11,208                       11,711
 1/29/2005                11,208                       11,711
 1/30/2005                11,208                       11,711
 1/31/2005                11,440                       11,942
  2/1/2005                11,533                       12,061
  2/2/2005                11,618                       12,143
  2/3/2005                11,606                       12,109
  2/4/2005                11,756                       12,282
  2/5/2005                11,756                       12,282
  2/6/2005                11,756                       12,282
  2/7/2005                11,728                       12,273
  2/8/2005                11,788                       12,302
  2/9/2005                11,533                       12,056
 2/10/2005                11,586                       12,079
 2/11/2005                11,707                       12,177
 2/12/2005                11,707                       12,177
 2/13/2005                11,707                       12,177
 2/14/2005                11,691                       12,176
 2/15/2005                11,728                       12,203
 2/16/2005                11,788                       12,262
 2/17/2005                11,671                       12,143
 2/18/2005                11,655                       12,140
 2/19/2005                11,655                       12,140
 2/20/2005                11,655                       12,140
 2/21/2005                11,655                       12,140
 2/22/2005                11,411                       11,878
 2/23/2005                11,472                       11,972
 2/24/2005                11,610                       12,124
 2/25/2005                11,784                       12,313
 2/26/2005                11,784                       12,313
 2/27/2005                11,784                       12,313
 2/28/2005                11,724                       12,256
  3/1/2005                11,776                       12,333
  3/2/2005                11,801                       12,341
  3/3/2005                11,797                       12,376
  3/4/2005                11,922                       12,490
  3/5/2005                11,922                       12,490
  3/6/2005                11,922                       12,490
  3/7/2005                11,926                       12,476
  3/8/2005                11,813                       12,381
  3/9/2005                11,667                       12,211
 3/10/2005                11,553                       12,095
 3/11/2005                11,582                       12,109
 3/12/2005                11,582                       12,109
 3/13/2005                11,582                       12,109
 3/14/2005                11,630                       12,117
 3/15/2005                11,578                       12,049
 3/16/2005                11,513                       12,004
 3/17/2005                11,545                       12,001
 3/18/2005                11,521                       11,955
 3/19/2005                11,521                       11,955
 3/20/2005                11,521                       11,955
 3/21/2005                11,492                       11,932
 3/22/2005                11,452                       11,877
 3/23/2005                11,289                       11,740
 3/24/2005                11,334                       11,797
 3/25/2005                11,334                       11,797
 3/26/2005                11,334                       11,797
 3/27/2005                11,334                       11,797
 3/28/2005                11,346                       11,874
 3/29/2005                11,160                       11,679
 3/30/2005                11,338                       11,860
 3/31/2005                11,330                       11,831
  4/1/2005                11,302                       11,836
  4/2/2005                11,302                       11,836
  4/3/2005                11,302                       11,836
  4/4/2005                11,334                       11,867
  4/5/2005                11,358                       11,924
  4/6/2005                11,379                       11,947
  4/7/2005                11,427                       12,003
  4/8/2005                11,261                       11,832
  4/9/2005                11,261                       11,832
 4/10/2005                11,261                       11,832
 4/11/2005                11,229                       11,810
 4/12/2005                11,285                       11,875
 4/13/2005                11,099                       11,722
 4/14/2005                10,892                       11,516
 4/15/2005                10,677                       11,327
 4/16/2005                10,677                       11,327
 4/17/2005                10,677                       11,327
 4/18/2005                10,770                       11,412
 4/19/2005                10,973                       11,601
 4/20/2005                10,811                       11,395
 4/21/2005                11,079                       11,679
 4/22/2005                10,896                       11,486
 4/23/2005                10,896                       11,486
 4/24/2005                10,896                       11,486
 4/25/2005                11,026                       11,665
 4/26/2005                10,839                       11,490
 4/27/2005                10,831                       11,497
 4/28/2005                10,600                       11,311
 4/29/2005                10,665                       11,382
 4/30/2005                10,665                       11,382
  5/1/2005                10,665                       11,382
  5/2/2005                10,827                       11,528
  5/3/2005                10,803                       11,535
  5/4/2005                10,969                       11,727
  5/5/2005                10,997                       11,776
  5/6/2005                11,030                       11,794
  5/7/2005                11,030                       11,794
  5/8/2005                11,030                       11,794
  5/9/2005                11,131                       11,903
 5/10/2005                10,965                       11,741
 5/11/2005                10,989                       11,757
 5/12/2005                10,855                       11,612
 5/13/2005                10,774                       11,499
 5/14/2005                10,774                       11,499
 5/15/2005                10,774                       11,499
 5/16/2005                10,945                       11,721
 5/17/2005                11,026                       11,791
 5/18/2005                11,253                       12,040
 5/19/2005                11,306                       12,108
 5/20/2005                11,265                       12,070
 5/21/2005                11,265                       12,070
 5/22/2005                11,265                       12,070
 5/23/2005                11,342                       12,157
 5/24/2005                11,363                       12,176
 5/25/2005                11,237                       12,067
 5/26/2005                11,387                       12,217
 5/27/2005                11,427                       12,239
 5/28/2005                11,427                       12,239
 5/29/2005                11,427                       12,239
 5/30/2005                11,427                       12,239
 5/31/2005                11,423                       12,215
  6/1/2005                11,525                       12,371
  6/2/2005                11,553                       12,417
  6/3/2005                11,476                       12,341
  6/4/2005                11,476                       12,341
  6/5/2005                11,476                       12,341
  6/6/2005                11,529                       12,415
  6/7/2005                11,537                       12,428
  6/8/2005                11,452                       12,323
  6/9/2005                11,545                       12,446
 6/10/2005                11,513                       12,395
 6/11/2005                11,513                       12,395
 6/12/2005                11,513                       12,395
 6/13/2005                11,557                       12,423
 6/14/2005                11,622                       12,514
 6/15/2005                11,667                       12,584
 6/16/2005                11,784                       12,679
 6/17/2005                11,780                       12,672
 6/18/2005                11,780                       12,672
 6/19/2005                11,780                       12,672
 6/20/2005                11,760                       12,650
 6/21/2005                11,732                       12,625
 6/22/2005                11,764                       12,638
 6/23/2005                11,610                       12,483
 6/24/2005                11,464                       12,337
 6/25/2005                11,464                       12,337
 6/26/2005                11,464                       12,337
 6/27/2005                11,480                       12,355
 6/28/2005                11,659                       12,566
 6/29/2005                11,711                       12,588
 6/30/2005                11,703                       12,592
  7/1/2005                11,772                       12,649
  7/2/2005                11,772                       12,649
  7/3/2005                11,772                       12,649
  7/4/2005                11,772                       12,649
  7/5/2005                11,947                       12,853
  7/6/2005                11,866                       12,763
  7/7/2005                11,922                       12,822
  7/8/2005                12,113                       13,047
  7/9/2005                12,113                       13,047
 7/10/2005                12,113                       13,047
 7/11/2005                12,239                       13,200
 7/12/2005                12,243                       13,187
 7/13/2005                12,162                       13,085
 7/14/2005                12,081                       13,032
 7/15/2005                12,093                       13,044
 7/16/2005                12,093                       13,044
 7/17/2005                12,093                       13,044
 7/18/2005                12,008                       12,945
 7/19/2005                12,194                       13,111
 7/20/2005                12,344                       13,245
 7/21/2005                12,133                       12,969
 7/22/2005                12,312                       13,163
 7/23/2005                12,312                       13,163
 7/24/2005                12,312                       13,163
 7/25/2005                12,218                       13,009
 7/26/2005                12,231                       13,040
 7/27/2005                12,259                       13,080
 7/28/2005                12,458                       13,253
 7/29/2005                12,401                       13,203
 7/30/2005                12,401                       13,203
 7/31/2005                12,401                       13,203
  8/1/2005                12,470                       13,271
  8/2/2005                12,559                       13,351
  8/3/2005                12,498                       13,278
  8/4/2005                12,360                       13,146
  8/5/2005                12,186                       12,973
  8/6/2005                12,186                       12,973
  8/7/2005                12,186                       12,973
  8/8/2005                12,137                       12,891
  8/9/2005                12,149                       12,888
 8/10/2005                12,218                       12,898
 8/11/2005                12,308                       12,982
 8/12/2005                12,218                       12,875
 8/13/2005                12,218                       12,875
 8/14/2005                12,218                       12,875
 8/15/2005                12,275                       12,962
 8/16/2005                12,072                       12,767
 8/17/2005                12,036                       12,690
 8/18/2005                11,999                       12,653
 8/19/2005                12,008                       12,646
 8/20/2005                12,008                       12,646
 8/21/2005                12,008                       12,646
 8/22/2005                12,056                       12,706
 8/23/2005                12,024                       12,683
 8/24/2005                12,008                       12,713
 8/25/2005                12,024                       12,713
 8/26/2005                11,902                       12,559
 8/27/2005                11,902                       12,559
 8/28/2005                11,902                       12,559
 8/29/2005                12,003                       12,686
 8/30/2005                11,991                       12,658
 8/31/2005                12,251                       12,915
  9/1/2005                12,296                       12,959
  9/2/2005                12,174                       12,821
  9/3/2005                12,174                       12,821
  9/4/2005                12,174                       12,821
  9/5/2005                12,174                       12,821
  9/6/2005                12,369                       13,025
  9/7/2005                12,438                       13,135
  9/8/2005                12,363                       13,066
  9/9/2005                12,468                       13,174
 9/10/2005                12,468                       13,174
 9/11/2005                12,468                       13,174
 9/12/2005                12,493                       13,172
 9/13/2005                12,388                       13,051
 9/14/2005                12,292                       12,951
 9/15/2005                12,304                       12,937
 9/16/2005                12,401                       12,992
 9/17/2005                12,401                       12,992
 9/18/2005                12,401                       12,992
 9/19/2005                12,354                       13,035
 9/20/2005                12,208                       12,908
 9/21/2005                12,048                       12,713
 9/22/2005                12,057                       12,731
 9/23/2005                12,149                       12,802
 9/24/2005                12,149                       12,802
 9/25/2005                12,149                       12,802
 9/26/2005                12,279                       12,915
 9/27/2005                12,275                       12,903
 9/28/2005                12,262                       12,849
 9/29/2005                12,388                       12,938
 9/30/2005                12,413                       12,974
 10/1/2005                12,413                       12,974
 10/2/2005                12,413                       12,974
 10/3/2005                12,497                       13,011
 10/4/2005                12,333                       12,882
 10/5/2005                11,998                       12,548
 10/6/2005                11,868                       12,466
 10/7/2005                11,985                       12,575
 10/8/2005                11,985                       12,575
 10/9/2005                11,985                       12,575
10/10/2005                11,818                       12,422
10/11/2005                11,734                       12,321
10/12/2005                11,554                       12,124
10/13/2005                11,529                       12,124
10/14/2005                11,738                       12,302
10/15/2005                11,738                       12,302
10/16/2005                11,738                       12,302
10/17/2005                11,793                       12,369
10/18/2005                11,625                       12,220
10/19/2005                11,843                       12,449
10/20/2005                11,633                       12,250
10/21/2005                11,709                       12,348
10/22/2005                11,709                       12,348
10/23/2005                11,709                       12,348
10/24/2005                11,965                       12,610
10/25/2005                11,927                       12,527
10/26/2005                11,826                       12,397
10/27/2005                11,533                       12,049
10/28/2005                11,751                       12,313
10/29/2005                11,751                       12,313
10/30/2005                11,751                       12,313
10/31/2005                11,960                       12,540
 11/1/2005                11,927                       12,504
 11/2/2005                12,183                       12,778
 11/3/2005                12,208                       12,784
 11/4/2005                12,170                       12,779
 11/5/2005                12,170                       12,779
 11/6/2005                12,170                       12,779
 11/7/2005                12,195                       12,801
 11/8/2005                12,128                       12,719
 11/9/2005                12,157                       12,777
11/10/2005                12,208                       12,863
11/11/2005                12,250                       12,879
11/12/2005                12,250                       12,879
11/13/2005                12,250                       12,879
11/14/2005                12,224                       12,896
11/15/2005                12,107                       12,746
11/16/2005                12,111                       12,740
11/17/2005                12,342                       12,973
11/18/2005                12,405                       13,014
11/19/2005                12,405                       13,014
11/20/2005                12,405                       13,014
11/21/2005                12,530                       13,131
11/22/2005                12,635                       13,234
11/23/2005                12,631                       13,216
11/24/2005                12,631                       13,216
11/25/2005                12,656                       13,241
11/26/2005                12,656                       13,241
11/27/2005                12,656                       13,241
11/28/2005                12,405                       13,002
11/29/2005                12,476                       13,056
11/30/2005                12,514                       13,074
 12/1/2005                12,740                       13,221
 12/2/2005                12,765                       13,247
 12/3/2005                12,765                       13,247
 12/4/2005                12,765                       13,247
 12/5/2005                12,711                       13,226
 12/6/2005                12,748                       13,265
 12/7/2005                12,635                       13,179
 12/8/2005                12,673                       13,248
 12/9/2005                12,707                       13,280
12/10/2005                12,707                       13,280
12/11/2005                12,707                       13,280
12/12/2005                12,736                       13,281
12/13/2005                12,744                       13,346
12/14/2005                12,816                       13,434
12/15/2005                12,656                       13,253
12/16/2005                12,598                       13,197
12/17/2005                12,598                       13,197
12/18/2005                12,598                       13,197
12/19/2005                12,388                       13,000
12/20/2005                12,413                       13,024
12/21/2005                12,514                       13,140
12/22/2005                12,527                       13,155
12/23/2005                12,574                       13,210
12/24/2005                12,574                       13,210
12/25/2005                12,574                       13,210
12/26/2005                12,574                       13,210
12/27/2005                12,398                       13,025
12/28/2005                12,471                       13,102
12/29/2005                12,424                       13,054
12/30/2005                12,299                       12,927
12/31/2005                12,299                       12,927
  1/1/2006                12,299                       12,927
  1/2/2006                12,299                       12,927
  1/3/2006                12,463                       13,098
  1/4/2006                12,497                       13,136
  1/5/2006                12,480                       13,119
  1/6/2006                12,570                       13,216
  1/7/2006                12,570                       13,216
  1/8/2006                12,570                       13,216
  1/9/2006                12,767                       13,429
 1/10/2006                12,853                       13,520
 1/11/2006                12,785                       13,451
 1/12/2006                12,699                       13,360
 1/13/2006                12,699                       13,364
 1/14/2006                12,699                       13,364
 1/15/2006                12,699                       13,364
 1/16/2006                12,699                       13,364
 1/17/2006                12,630                       13,294
 1/18/2006                12,540                       13,204
 1/19/2006                12,733                       13,412
 1/20/2006                12,566                       13,237
 1/21/2006                12,566                       13,237
 1/22/2006                12,566                       13,237
 1/23/2006                12,548                       13,218
 1/24/2006                12,712                       13,390
 1/25/2006                12,669                       13,349
 1/26/2006                12,896                       13,588
 1/27/2006                12,991                       13,692
 1/28/2006                12,991                       13,692
 1/29/2006                12,991                       13,692
 1/30/2006                13,025                       13,731
 1/31/2006                13,060                       13,768
  2/1/2006                13,115                       13,825
  2/2/2006                12,965                       13,669
  2/3/2006                12,918                       13,621
  2/4/2006                12,918                       13,621
  2/5/2006                12,918                       13,621
  2/6/2006                12,883                       13,584
  2/7/2006                12,716                       13,406
  2/8/2006                12,716                       13,408
  2/9/2006                12,626                       13,315
 2/10/2006                12,630                       13,321
 2/11/2006                12,630                       13,321
 2/12/2006                12,630                       13,321
 2/13/2006                12,480                       13,162
 2/14/2006                12,630                       13,324
 2/15/2006                12,759                       13,459
 2/16/2006                12,836                       13,544
 2/17/2006                12,853                       13,560
 2/18/2006                12,853                       13,560
 2/19/2006                12,853                       13,560
 2/20/2006                12,853                       13,560
 2/21/2006                12,823                       13,530
 2/22/2006                12,901                       13,613
 2/23/2006                12,883                       13,596
 2/24/2006                12,948                       13,665
 2/25/2006                12,948                       13,665
 2/26/2006                12,948                       13,665
 2/27/2006                13,008                       13,729
 2/28/2006                12,875                       13,588
  3/1/2006                13,029                       13,755
  3/2/2006                12,991                       13,714
  3/3/2006                12,978                       13,706
  3/4/2006                12,978                       13,706
  3/5/2006                12,978                       13,706
  3/6/2006                12,823                       13,543
  3/7/2006                12,694                       13,409
  3/8/2006                12,733                       13,448
  3/9/2006                12,682                       13,394
 3/10/2006                12,828                       13,554
 3/11/2006                12,828                       13,554
 3/12/2006                12,828                       13,554
 3/13/2006                12,858                       13,586
 3/14/2006                12,914                       13,643
 3/15/2006                13,038                       13,777
 3/16/2006                13,081                       13,824
 3/17/2006                13,124                       13,874
 3/18/2006                13,124                       13,874
 3/19/2006                13,124                       13,874
 3/20/2006                13,107                       13,856
 3/21/2006                13,072                       13,821
 3/22/2006                13,201                       13,956
 3/23/2006                13,266                       14,024
 3/24/2006                13,326                       14,093
 3/25/2006                13,326                       14,093
 3/26/2006                13,326                       14,093
 3/27/2006                13,309                       14,073
 3/28/2006                13,244                       14,005
 3/29/2006                13,425                       14,199
 3/30/2006                13,412                       14,187
 3/31/2006                13,472                       14,251
  4/1/2006                13,472                       14,251
  4/2/2006                13,472                       14,251
  4/3/2006                13,334                       14,106
  4/4/2006                13,412                       14,191
  4/5/2006                13,433                       14,212
  4/6/2006                13,429                       14,210
  4/7/2006                13,270                       14,044
  4/8/2006                13,270                       14,044
  4/9/2006                13,270                       14,044
 4/10/2006                13,227                       13,998
 4/11/2006                13,072                       13,834
 4/12/2006                13,145                       13,913
 4/13/2006                13,184                       13,957
 4/14/2006                13,184                       13,957
 4/15/2006                13,184                       13,957
 4/16/2006                13,184                       13,957
 4/17/2006                13,188                       13,961
 4/18/2006                13,476                       14,264
 4/19/2006                13,575                       14,373
 4/20/2006                13,571                       14,370
 4/21/2006                13,480                       14,276
 4/22/2006                13,480                       14,276
 4/23/2006                13,480                       14,276
 4/24/2006                13,472                       14,265
 4/25/2006                13,442                       14,234
 4/26/2006                13,519                       14,318
 4/27/2006                13,446                       14,240
 4/28/2006                13,506                       14,307
 4/29/2006                13,506                       14,307
 4/30/2006                13,506                       14,307
  5/1/2006                13,429                       14,226
  5/2/2006                13,519                       14,322
  5/3/2006                13,506                       14,309
  5/4/2006                13,605                       14,416
  5/5/2006                13,777                       14,597
  5/6/2006                13,777                       14,597
  5/7/2006                13,777                       14,597
  5/8/2006                13,777                       14,601
  5/9/2006                13,747                       14,569
 5/10/2006                13,631                       14,450
 5/11/2006                13,317                       14,114
 5/12/2006                13,102                       13,888
 5/13/2006                13,102                       13,888
 5/14/2006                13,102                       13,888
 5/15/2006                13,111                       13,895
 5/16/2006                13,184                       13,975
 5/17/2006                12,999                       13,781
 5/18/2006                12,823                       13,594
 5/19/2006                12,853                       13,628
 5/20/2006                12,853                       13,628
 5/21/2006                12,853                       13,628
 5/22/2006                12,780                       13,552
 5/23/2006                12,712                       13,476
 5/24/2006                12,707                       13,474
 5/25/2006                12,926                       13,705
 5/26/2006                13,017                       13,808
 5/27/2006                13,017                       13,808
 5/28/2006                13,017                       13,808
 5/29/2006                13,017                       13,808
 5/30/2006                12,690                       13,461
 5/31/2006                12,853                       13,634
  6/1/2006                13,051                       13,844
  6/2/2006                13,042                       13,838
  6/3/2006                13,042                       13,838
  6/4/2006                13,042                       13,838
  6/5/2006                12,703                       13,477
  6/6/2006                12,634                       13,405
  6/7/2006                12,583                       13,358
  6/8/2006                12,553                       13,326
  6/9/2006                12,488                       13,262
 6/10/2006                12,488                       13,262
 6/11/2006                12,488                       13,262
 6/12/2006                12,188                       12,942
 6/13/2006                12,007                       12,747
 6/14/2006                12,098                       12,843
 6/15/2006                12,428                       13,196
 6/16/2006                12,351                       13,116
 6/17/2006                12,351                       13,116
 6/18/2006                12,351                       13,116
 6/19/2006                12,136                       12,884
 6/20/2006                12,076                       12,825
 6/21/2006                12,299                       13,062
 6/22/2006                12,261                       13,020
 6/23/2006                12,342                       13,113
 6/24/2006                12,342                       13,113
 6/25/2006                12,342                       13,113
 6/26/2006                12,437                       13,213
 6/27/2006                12,226                       12,990
 6/28/2006                12,248                       13,014
 6/29/2006                12,643                       13,433
 6/30/2006                12,716                       13,514
  7/1/2006                12,716                       13,514
  7/2/2006                12,716                       13,514
  7/3/2006                12,836                       13,642
  7/4/2006                12,836                       13,642
  7/5/2006                12,682                       13,481
  7/6/2006                12,737                       13,539
  7/7/2006                12,557                       13,350
  7/8/2006                12,557                       13,350
  7/9/2006                12,557                       13,350
 7/10/2006                12,497                       13,287
 7/11/2006                12,583                       13,377
 7/12/2006                12,351                       13,134
 7/13/2006                12,106                       12,879
 7/14/2006                11,994                       12,762
 7/15/2006                11,994                       12,762
 7/16/2006                11,994                       12,762
 7/17/2006                11,904                       12,663
 7/18/2006                11,887                       12,642
 7/19/2006                12,183                       12,961
 7/20/2006                11,874                       12,624
 7/21/2006                11,737                       12,478
 7/22/2006                11,737                       12,478
 7/23/2006                11,737                       12,478
 7/24/2006                12,089                       12,854
 7/25/2006                12,222                       12,994
 7/26/2006                12,132                       12,901
 7/27/2006                11,969                       12,729
 7/28/2006                12,196                       12,976
 7/29/2006                12,196                       12,976
 7/30/2006                12,196                       12,976
 7/31/2006                12,295                       13,081
  8/1/2006                12,119                       12,896
  8/2/2006                12,188                       12,967
  8/3/2006                12,269                       13,054
  8/4/2006                12,218                       13,002
  8/5/2006                12,218                       13,002
  8/6/2006                12,218                       13,002
  8/7/2006                12,050                       12,825
  8/8/2006                11,947                       12,716
  8/9/2006                11,836                       12,599
 8/10/2006                11,861                       12,630
 8/11/2006                11,788                       12,552
 8/12/2006                11,788                       12,552
 8/13/2006                11,788                       12,552
 8/14/2006                11,806                       12,572
 8/15/2006                12,037                       12,818
 8/16/2006                12,171                       12,960
 8/17/2006                12,218                       13,012
 8/18/2006                12,226                       13,026
 8/19/2006                12,226                       13,026
 8/20/2006                12,226                       13,026
 8/21/2006                12,093                       12,882
 8/22/2006                12,145                       12,938
 8/23/2006                11,990                       12,772
 8/24/2006                11,982                       12,762
 8/25/2006                11,977                       12,761
 8/26/2006                11,977                       12,761
 8/27/2006                11,977                       12,761
 8/28/2006                12,076                       12,867
 8/29/2006                12,162                       12,961
 8/30/2006                12,201                       13,002
 8/31/2006                12,145                       12,943
  9/1/2006                12,140                       12,943
  9/2/2006                12,140                       12,943
  9/3/2006                12,140                       12,943
  9/4/2006                12,140                       12,943
  9/5/2006                12,162                       12,969
  9/6/2006                11,861                       12,647
  9/7/2006                11,848                       12,626
  9/8/2006                11,883                       12,664
  9/9/2006                11,883                       12,664
 9/10/2006                11,883                       12,664
 9/11/2006                11,861                       12,640
 9/12/2006                12,149                       12,955
 9/13/2006                12,278                       13,090
 9/14/2006                12,239                       13,048
 9/15/2006                12,274                       13,086
 9/16/2006                12,274                       13,086
 9/17/2006                12,274                       13,086
 9/18/2006                12,295                       13,109
 9/19/2006                12,226                       13,036
 9/20/2006                12,360                       13,181
 9/21/2006                12,295                       13,114
 9/22/2006                12,162                       12,971
 9/23/2006                12,162                       12,971
 9/24/2006                12,162                       12,971
 9/25/2006                12,291                       13,109
 9/26/2006                12,338                       13,162
 9/27/2006                12,364                       13,191
 9/28/2006                12,351                       13,178
 9/29/2006                12,222                       13,041
 9/30/2006                12,222                       13,041
 10/1/2006                12,222                       13,041
 10/2/2006                12,093                       12,902
 10/3/2006                12,055                       12,862
 10/4/2006                12,325                       13,153
 10/5/2006                12,454                       13,291
 10/6/2006                12,394                       13,227
 10/7/2006                12,394                       13,227
 10/8/2006                12,394                       13,227
 10/9/2006                12,527                       13,370
10/10/2006                12,536                       13,383
10/11/2006                12,471                       13,312
10/12/2006                12,694                       13,552
10/13/2006                12,763                       13,629
10/14/2006                12,763                       13,629
10/15/2006                12,763                       13,629
10/16/2006                12,862                       13,735
10/17/2006                12,737                       13,603
10/18/2006                12,733                       13,600
10/19/2006                12,776                       13,644
10/20/2006                12,750                       13,619
10/21/2006                12,750                       13,619
10/22/2006                12,750                       13,619
10/23/2006                12,815                       13,688
10/24/2006                12,815                       13,692
10/25/2006                12,879                       13,758
10/26/2006                13,029                       13,923
10/27/2006                12,875                       13,756
10/28/2006                12,875                       13,756
10/29/2006                12,875                       13,756
10/30/2006                12,896                       13,779
10/31/2006                12,832                       13,714
 11/1/2006                12,613                       13,479
 11/2/2006                12,596                       13,463
 11/3/2006                12,626                       13,496
 11/4/2006                12,626                       13,496
 11/5/2006                12,626                       13,496
 11/6/2006                12,802                       13,688
 11/7/2006                12,871                       13,758
 11/8/2006                12,948                       13,845
 11/9/2006                12,862                       13,754
11/10/2006                12,961                       13,861
11/11/2006                12,961                       13,861
11/12/2006                12,961                       13,861
11/13/2006                12,991                       13,892
11/14/2006                13,163                       14,076
11/15/2006                13,330                       14,260
11/16/2006                13,326                       14,254
11/17/2006                13,317                       14,247
11/18/2006                13,317                       14,247
11/19/2006                13,317                       14,247
11/20/2006                13,321                       14,252
11/21/2006                13,369                       14,306
11/22/2006                13,360                       14,298
11/23/2006                13,360                       14,298
11/24/2006                13,356                       14,293
11/25/2006                13,356                       14,293
11/26/2006                13,356                       14,293
11/27/2006                13,068                       13,985
11/28/2006                13,098                       14,017
11/29/2006                13,257                       14,190
11/30/2006                13,274                       14,209
 12/1/2006                13,210                       14,140
 12/2/2006                13,210                       14,140
 12/3/2006                13,210                       14,140
 12/4/2006                13,390                       14,339
 12/5/2006                13,476                       14,429
 12/6/2006                13,489                       14,444
 12/7/2006                13,433                       14,386
 12/8/2006                13,450                       14,402
 12/9/2006                13,450                       14,402
12/10/2006                13,450                       14,402
12/11/2006                13,432                       14,387
12/12/2006                13,388                       14,337
12/13/2006                13,383                       14,335
12/14/2006                13,458                       14,412
12/15/2006                13,352                       14,299
12/16/2006                13,352                       14,299
12/17/2006                13,352                       14,299
12/18/2006                13,188                       14,117
12/19/2006                13,233                       14,165
12/20/2006                13,286                       14,224
12/21/2006                13,215                       14,151
12/22/2006                13,193                       14,128
12/23/2006                13,193                       14,128
12/24/2006                13,193                       14,128
12/25/2006                13,193                       14,128
12/26/2006                13,290                       14,233
12/27/2006                13,427                       14,382
12/28/2006                13,388                       14,336
12/29/2006                13,250                       14,192
12/30/2006                13,250                       14,192
12/31/2006                13,250                       14,192

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/06
--------------------------------------------------------------------------------
                                                                        SINCE
                                                  ONE                 INCEPTION
                                                 YEAR                 (05/03/04)
--------------------------------------------------------------------------------
SMALL-CAP GROWTH FUND                            7.73%                  11.15%
S&P SMALLCAP 600/CITIGROUP PURE GROWTH INDEX     9.79%                  14.05%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P SMALLCAP 600/CITIGROUP PURE GROWTH INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                                      S&P SMALLCAP 600/CITIGROUP
                          SMALL-CAP GROWTH FUND            PURE GROWTH INDEX
OTHER                              6.0%                           7.9%
CONSUMER DISCRETIONARY            25.3%                          24.5%
HEALTH CARE                       21.9%                          21.7%
INFORMATION TECHNOLOGY            21.1%                          19.8%
FINANCIALS                         9.2%                           8.9%
ENERGY                             8.4%                           9.1%
INDUSTRIALS                        7.5%                           8.1%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Possis Medical, Inc.                                                        1.2%
Vertrue, Inc.                                                               1.1%
AMN Healthcare Services, Inc.                                               1.1%
Headwaters, Inc.                                                            1.1%
PetMed Express, Inc.                                                        1.1%
Infinity Property & Casulaty Corp.                                          1.1%
Komag, Inc.                                                                 1.1%
Neoware, Inc.                                                               1.1%
Bankrate, Inc.                                                              1.1%
Flir Systems, Inc.                                                          1.1%
--------------------------------------------------------------------------------
Top Ten Total                                                              11.1%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


28 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

MID-CAP GROWTH FUND

OBJECTIVE: To provide investment results that match the performance of a benchmark for mid-cap growth securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Growth Index.

INCEPTION: May 3, 2004

For 2006, the S&P MidCap 400/Citigroup Pure Growth Index gained 4.98%; however, it underperformed all other pure style indices. Rydex Mid-Cap Growth Fund gained 3.13% for the period, as the information technology and financials sectors were the drivers of positive returns. The consumer discretionary and materials sectors were the main contributors to the relatively poor performance of the index.

                          CUMULATIVE FUND PERFORMANCE:
                        MAY 3, 2004 - DECEMBER 31, 2006

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                   S&P MIDCAP 400/
   DATE             MID-CAP GROWTH FUND      CITIGROUP PURE GROWTH INDEX
  5/3/2004                 10,000                       10,000
  5/4/2004                 10,016                       10,050
  5/5/2004                 10,092                       10,142
  5/6/2004                  9,952                        9,966
  5/7/2004                  9,748                        9,750
  5/8/2004                  9,748                        9,750
  5/9/2004                  9,748                        9,750
 5/10/2004                  9,588                        9,590
 5/11/2004                  9,732                        9,737
 5/12/2004                  9,696                        9,701
 5/13/2004                  9,700                        9,699
 5/14/2004                  9,640                        9,651
 5/15/2004                  9,640                        9,651
 5/16/2004                  9,640                        9,651
 5/17/2004                  9,524                        9,530
 5/18/2004                  9,632                        9,622
 5/19/2004                  9,608                        9,589
 5/20/2004                  9,592                        9,558
 5/21/2004                  9,652                        9,624
 5/22/2004                  9,652                        9,624
 5/23/2004                  9,652                        9,624
 5/24/2004                  9,740                        9,739
 5/25/2004                  9,932                        9,970
 5/26/2004                  9,980                       10,001
 5/27/2004                 10,040                       10,086
 5/28/2004                 10,092                       10,117
 5/29/2004                 10,092                       10,117
 5/30/2004                 10,092                       10,117
 5/31/2004                 10,092                       10,117
  6/1/2004                 10,136                       10,187
  6/2/2004                 10,112                       10,167
  6/3/2004                  9,960                       10,020
  6/4/2004                 10,024                       10,084
  6/5/2004                 10,024                       10,084
  6/6/2004                 10,024                       10,084
  6/7/2004                 10,204                       10,287
  6/8/2004                 10,192                       10,267
  6/9/2004                 10,064                       10,126
 6/10/2004                 10,080                       10,123
 6/11/2004                 10,080                       10,123
 6/12/2004                 10,080                       10,123
 6/13/2004                 10,080                       10,123
 6/14/2004                  9,928                        9,964
 6/15/2004                 10,052                       10,101
 6/16/2004                 10,072                       10,130
 6/17/2004                 10,036                       10,110
 6/18/2004                 10,032                       10,114
 6/19/2004                 10,032                       10,114
 6/20/2004                 10,032                       10,114
 6/21/2004                  9,988                       10,095
 6/22/2004                 10,048                       10,155
 6/23/2004                 10,124                       10,272
 6/24/2004                 10,108                       10,277
 6/25/2004                 10,156                       10,355
 6/26/2004                 10,156                       10,355
 6/27/2004                 10,156                       10,355
 6/28/2004                 10,108                       10,283
 6/29/2004                 10,136                       10,311
 6/30/2004                 10,200                       10,369
  7/1/2004                 10,080                       10,252
  7/2/2004                 10,036                       10,204
  7/3/2004                 10,036                       10,204
  7/4/2004                 10,036                       10,204
  7/5/2004                 10,036                       10,204
  7/6/2004                  9,892                       10,048
  7/7/2004                  9,940                       10,092
  7/8/2004                  9,808                        9,925
  7/9/2004                  9,852                        9,993
 7/10/2004                  9,852                        9,993
 7/11/2004                  9,852                        9,993
 7/12/2004                  9,808                        9,957
 7/13/2004                  9,808                        9,961
 7/14/2004                  9,752                        9,909
 7/15/2004                  9,808                        9,977
 7/16/2004                  9,708                        9,896
 7/17/2004                  9,708                        9,896
 7/18/2004                  9,708                        9,896
 7/19/2004                  9,716                        9,884
 7/20/2004                  9,852                       10,019
 7/21/2004                  9,644                        9,821
 7/22/2004                  9,644                        9,833
 7/23/2004                  9,524                        9,702
 7/24/2004                  9,524                        9,702
 7/25/2004                  9,524                        9,702
 7/26/2004                  9,424                        9,634
 7/27/2004                  9,576                        9,795
 7/28/2004                  9,516                        9,658
 7/29/2004                  9,644                        9,826
 7/30/2004                  9,668                        9,830
 7/31/2004                  9,668                        9,830
  8/1/2004                  9,668                        9,830
  8/2/2004                  9,648                        9,773
  8/3/2004                  9,532                        9,654
  8/4/2004                  9,488                        9,588
  8/5/2004                  9,304                        9,395
  8/6/2004                  9,132                        9,245
  8/7/2004                  9,132                        9,245
  8/8/2004                  9,132                        9,245
  8/9/2004                  9,148                        9,250
 8/10/2004                  9,300                        9,413
 8/11/2004                  9,244                        9,339
 8/12/2004                  9,112                        9,195
 8/13/2004                  9,104                        9,208
 8/14/2004                  9,104                        9,208
 8/15/2004                  9,104                        9,208
 8/16/2004                  9,248                        9,354
 8/17/2004                  9,296                        9,400
 8/18/2004                  9,440                        9,545
 8/19/2004                  9,372                        9,487
 8/20/2004                  9,508                        9,643
 8/21/2004                  9,508                        9,643
 8/22/2004                  9,508                        9,643
 8/23/2004                  9,448                        9,598
 8/24/2004                  9,456                        9,606
 8/25/2004                  9,548                        9,712
 8/26/2004                  9,548                        9,721
 8/27/2004                  9,600                        9,773
 8/28/2004                  9,600                        9,773
 8/29/2004                  9,600                        9,773
 8/30/2004                  9,492                        9,644
 8/31/2004                  9,548                        9,708
  9/1/2004                  9,632                        9,832
  9/2/2004                  9,732                        9,942
  9/3/2004                  9,680                        9,883
  9/4/2004                  9,680                        9,883
  9/5/2004                  9,680                        9,883
  9/6/2004                  9,680                        9,883
  9/7/2004                  9,732                        9,954
  9/8/2004                  9,676                        9,880
  9/9/2004                  9,728                        9,913
 9/10/2004                  9,792                        9,987
 9/11/2004                  9,792                        9,987
 9/12/2004                  9,792                        9,987
 9/13/2004                  9,868                       10,085
 9/14/2004                  9,848                       10,074
 9/15/2004                  9,792                       10,007
 9/16/2004                  9,836                       10,075
 9/17/2004                  9,812                       10,049
 9/18/2004                  9,812                       10,049
 9/19/2004                  9,812                       10,049
 9/20/2004                  9,772                        9,989
 9/21/2004                  9,848                       10,081
 9/22/2004                  9,708                        9,957
 9/23/2004                  9,680                        9,935
 9/24/2004                  9,704                       10,004
 9/25/2004                  9,704                       10,004
 9/26/2004                  9,704                       10,004
 9/27/2004                  9,580                        9,877
 9/28/2004                  9,652                        9,954
 9/29/2004                  9,712                       10,009
 9/30/2004                  9,756                       10,036
 10/1/2004                  9,892                       10,177
 10/2/2004                  9,892                       10,177
 10/3/2004                  9,892                       10,177
 10/4/2004                  9,960                       10,207
 10/5/2004                  9,924                       10,201
 10/6/2004                  9,972                       10,262
 10/7/2004                  9,856                       10,133
 10/8/2004                  9,776                       10,051
 10/9/2004                  9,776                       10,051
10/10/2004                  9,776                       10,051
10/11/2004                  9,788                       10,069
10/12/2004                  9,740                       10,028
10/13/2004                  9,688                        9,950
10/14/2004                  9,592                        9,860
10/15/2004                  9,628                        9,875
10/16/2004                  9,628                        9,875
10/17/2004                  9,628                        9,875
10/18/2004                  9,712                        9,946
10/19/2004                  9,648                        9,862
10/20/2004                  9,716                        9,933
10/21/2004                  9,816                       10,013
10/22/2004                  9,696                        9,908
10/23/2004                  9,696                        9,908
10/24/2004                  9,696                        9,908
10/25/2004                  9,704                        9,924
10/26/2004                  9,740                       10,003
10/27/2004                  9,936                       10,181
10/28/2004                  9,936                       10,181
10/29/2004                  9,960                       10,187
10/30/2004                  9,960                       10,187
10/31/2004                  9,960                       10,187
 11/1/2004                  9,936                       10,177
 11/2/2004                  9,924                       10,185
 11/3/2004                 10,044                       10,290
 11/4/2004                 10,176                       10,434
 11/5/2004                 10,224                       10,478
 11/6/2004                 10,224                       10,478
 11/7/2004                 10,224                       10,478
 11/8/2004                 10,184                       10,460
 11/9/2004                 10,216                       10,486
11/10/2004                 10,240                       10,512
11/11/2004                 10,340                       10,631
11/12/2004                 10,440                       10,780
11/13/2004                 10,440                       10,780
11/14/2004                 10,440                       10,780
11/15/2004                 10,440                       10,800
11/16/2004                 10,364                       10,725
11/17/2004                 10,448                       10,812
11/18/2004                 10,428                       10,801
11/19/2004                 10,288                       10,640
11/20/2004                 10,288                       10,640
11/21/2004                 10,288                       10,640
11/22/2004                 10,340                       10,686
11/23/2004                 10,388                       10,771
11/24/2004                 10,472                       10,890
11/25/2004                 10,472                       10,890
11/26/2004                 10,472                       10,896
11/27/2004                 10,472                       10,896
11/28/2004                 10,472                       10,896
11/29/2004                 10,452                       10,850
11/30/2004                 10,408                       10,801
 12/1/2004                 10,576                       11,006
 12/2/2004                 10,552                       10,973
 12/3/2004                 10,568                       10,991
 12/4/2004                 10,568                       10,991
 12/5/2004                 10,568                       10,991
 12/6/2004                 10,556                       10,987
 12/7/2004                 10,396                       10,827
 12/8/2004                 10,476                       10,907
 12/9/2004                 10,516                       10,990
12/10/2004                 10,504                       11,011
12/11/2004                 10,504                       11,011
12/12/2004                 10,504                       11,011
12/13/2004                 10,572                       11,071
12/14/2004                 10,680                       11,207
12/15/2004                 10,712                       11,285
12/16/2004                 10,652                       11,219
12/17/2004                 10,648                       11,238
12/18/2004                 10,648                       11,238
12/19/2004                 10,648                       11,238
12/20/2004                 10,616                       11,169
12/21/2004                 10,728                       11,277
12/22/2004                 10,764                       11,343
12/23/2004                 10,784                       11,371
12/24/2004                 10,784                       11,371
12/25/2004                 10,784                       11,371
12/26/2004                 10,784                       11,371
12/27/2004                 10,712                       11,279
12/28/2004                 10,856                       11,445
12/29/2004                 10,864                       11,456
12/30/2004                 10,872                       11,473
12/31/2004                 10,852                       11,443
  1/1/2005                 10,852                       11,443
  1/2/2005                 10,852                       11,443
  1/3/2005                 10,660                       11,269
  1/4/2005                 10,496                       11,065
  1/5/2005                 10,392                       10,969
  1/6/2005                 10,440                       11,050
  1/7/2005                 10,396                       10,988
  1/8/2005                 10,396                       10,988
  1/9/2005                 10,396                       10,988
 1/10/2005                 10,460                       11,079
 1/11/2005                 10,400                       11,021
 1/12/2005                 10,424                       11,047
 1/13/2005                 10,384                       11,010
 1/14/2005                 10,464                       11,078
 1/15/2005                 10,464                       11,078
 1/16/2005                 10,464                       11,078
 1/17/2005                 10,464                       11,078
 1/18/2005                 10,560                       11,172
 1/19/2005                 10,460                       11,059
 1/20/2005                 10,420                       10,972
 1/21/2005                 10,356                       10,878
 1/22/2005                 10,356                       10,878
 1/23/2005                 10,356                       10,878
 1/24/2005                 10,284                       10,792
 1/25/2005                 10,320                       10,840
 1/26/2005                 10,428                       10,965
 1/27/2005                 10,480                       11,013
 1/28/2005                 10,412                       10,949
 1/29/2005                 10,412                       10,949
 1/30/2005                 10,412                       10,949
 1/31/2005                 10,576                       11,132
  2/1/2005                 10,656                       11,218
  2/2/2005                 10,708                       11,272
  2/3/2005                 10,700                       11,258
  2/4/2005                 10,836                       11,428
  2/5/2005                 10,836                       11,428
  2/6/2005                 10,836                       11,428
  2/7/2005                 10,812                       11,418
  2/8/2005                 10,824                       11,444
  2/9/2005                 10,676                       11,271
 2/10/2005                 10,720                       11,319
 2/11/2005                 10,852                       11,433
 2/12/2005                 10,852                       11,433
 2/13/2005                 10,852                       11,433
 2/14/2005                 10,844                       11,412
 2/15/2005                 10,872                       11,415
 2/16/2005                 10,916                       11,449
 2/17/2005                 10,836                       11,400
 2/18/2005                 10,828                       11,384
 2/19/2005                 10,828                       11,384
 2/20/2005                 10,828                       11,384
 2/21/2005                 10,828                       11,384
 2/22/2005                 10,664                       11,197
 2/23/2005                 10,736                       11,298
 2/24/2005                 10,868                       11,471
 2/25/2005                 10,976                       11,625
 2/26/2005                 10,976                       11,625
 2/27/2005                 10,976                       11,625
 2/28/2005                 10,932                       11,549
  3/1/2005                 11,008                       11,650
  3/2/2005                 11,020                       11,668
  3/3/2005                 11,004                       11,627
  3/4/2005                 11,096                       11,765
  3/5/2005                 11,096                       11,765
  3/6/2005                 11,096                       11,765
  3/7/2005                 11,144                       11,804
  3/8/2005                 11,076                       11,680
  3/9/2005                 10,972                       11,536
 3/10/2005                 10,936                       11,480
 3/11/2005                 10,948                       11,479
 3/12/2005                 10,948                       11,479
 3/13/2005                 10,948                       11,479
 3/14/2005                 11,004                       11,542
 3/15/2005                 10,968                       11,513
 3/16/2005                 10,860                       11,436
 3/17/2005                 10,892                       11,427
 3/18/2005                 10,852                       11,402
 3/19/2005                 10,852                       11,402
 3/20/2005                 10,852                       11,402
 3/21/2005                 10,832                       11,383
 3/22/2005                 10,792                       11,362
 3/23/2005                 10,724                       11,315
 3/24/2005                 10,732                       11,330
 3/25/2005                 10,732                       11,330
 3/26/2005                 10,732                       11,330
 3/27/2005                 10,732                       11,330
 3/28/2005                 10,728                       11,351
 3/29/2005                 10,608                       11,233
 3/30/2005                 10,748                       11,381
 3/31/2005                 10,776                       11,419
  4/1/2005                 10,736                       11,383
  4/2/2005                 10,736                       11,383
  4/3/2005                 10,736                       11,383
  4/4/2005                 10,744                       11,419
  4/5/2005                 10,780                       11,480
  4/6/2005                 10,816                       11,497
  4/7/2005                 10,856                       11,533
  4/8/2005                 10,740                       11,402
  4/9/2005                 10,740                       11,402
 4/10/2005                 10,740                       11,402
 4/11/2005                 10,704                       11,362
 4/12/2005                 10,720                       11,397
 4/13/2005                 10,572                       11,234
 4/14/2005                 10,412                       11,069
 4/15/2005                 10,236                       10,849
 4/16/2005                 10,236                       10,849
 4/17/2005                 10,236                       10,849
 4/18/2005                 10,320                       10,957
 4/19/2005                 10,452                       11,087
 4/20/2005                 10,296                       10,906
 4/21/2005                 10,496                       11,118
 4/22/2005                 10,388                       10,998
 4/23/2005                 10,388                       10,998
 4/24/2005                 10,388                       10,998
 4/25/2005                 10,528                       11,144
 4/26/2005                 10,428                       11,018
 4/27/2005                 10,416                       11,011
 4/28/2005                 10,280                       10,816
 4/29/2005                 10,324                       10,855
 4/30/2005                 10,324                       10,855
  5/1/2005                 10,324                       10,855
  5/2/2005                 10,400                       10,943
  5/3/2005                 10,372                       10,891
  5/4/2005                 10,504                       11,012
  5/5/2005                 10,544                       11,052
  5/6/2005                 10,572                       11,044
  5/7/2005                 10,572                       11,044
  5/8/2005                 10,572                       11,044
  5/9/2005                 10,628                       11,122
 5/10/2005                 10,556                       11,048
 5/11/2005                 10,596                       11,074
 5/12/2005                 10,456                       10,928
 5/13/2005                 10,400                       10,881
 5/14/2005                 10,400                       10,881
 5/15/2005                 10,400                       10,881
 5/16/2005                 10,512                       11,016
 5/17/2005                 10,608                       11,120
 5/18/2005                 10,784                       11,334
 5/19/2005                 10,844                       11,406
 5/20/2005                 10,832                       11,390
 5/21/2005                 10,832                       11,390
 5/22/2005                 10,832                       11,390
 5/23/2005                 10,912                       11,492
 5/24/2005                 10,908                       11,490
 5/25/2005                 10,816                       11,388
 5/26/2005                 10,904                       11,550
 5/27/2005                 10,944                       11,599
 5/28/2005                 10,944                       11,599
 5/29/2005                 10,944                       11,599
 5/30/2005                 10,944                       11,599
 5/31/2005                 10,928                       11,610
  6/1/2005                 11,012                       11,693
  6/2/2005                 11,072                       11,789
  6/3/2005                 11,000                       11,696
  6/4/2005                 11,000                       11,696
  6/5/2005                 11,000                       11,696
  6/6/2005                 11,040                       11,766
  6/7/2005                 11,056                       11,833
  6/8/2005                 11,000                       11,747
  6/9/2005                 11,080                       11,867
 6/10/2005                 11,064                       11,832
 6/11/2005                 11,064                       11,832
 6/12/2005                 11,064                       11,832
 6/13/2005                 11,116                       11,883
 6/14/2005                 11,148                       11,929
 6/15/2005                 11,172                       11,951
 6/16/2005                 11,272                       12,055
 6/17/2005                 11,280                       12,064
 6/18/2005                 11,280                       12,064
 6/19/2005                 11,280                       12,064
 6/20/2005                 11,240                       12,002
 6/21/2005                 11,212                       11,957
 6/22/2005                 11,208                       11,958
 6/23/2005                 11,092                       11,792
 6/24/2005                 10,984                       11,651
 6/25/2005                 10,984                       11,651
 6/26/2005                 10,984                       11,651
 6/27/2005                 11,004                       11,714
 6/28/2005                 11,144                       11,887
 6/29/2005                 11,172                       11,911
 6/30/2005                 11,108                       11,851
  7/1/2005                 11,168                       11,919
  7/2/2005                 11,168                       11,919
  7/3/2005                 11,168                       11,919
  7/4/2005                 11,168                       11,919
  7/5/2005                 11,284                       12,035
  7/6/2005                 11,208                       11,941
  7/7/2005                 11,244                       11,994
  7/8/2005                 11,384                       12,113
  7/9/2005                 11,384                       12,113
 7/10/2005                 11,384                       12,113
 7/11/2005                 11,468                       12,239
 7/12/2005                 11,488                       12,265
 7/13/2005                 11,444                       12,227
 7/14/2005                 11,416                       12,183
 7/15/2005                 11,448                       12,240
 7/16/2005                 11,448                       12,240
 7/17/2005                 11,448                       12,240
 7/18/2005                 11,420                       12,223
 7/19/2005                 11,544                       12,344
 7/20/2005                 11,604                       12,392
 7/21/2005                 11,468                       12,226
 7/22/2005                 11,544                       12,318
 7/23/2005                 11,544                       12,318
 7/24/2005                 11,544                       12,318
 7/25/2005                 11,484                       12,241
 7/26/2005                 11,492                       12,265
 7/27/2005                 11,528                       12,325
 7/28/2005                 11,644                       12,402
 7/29/2005                 11,628                       12,349
 7/30/2005                 11,628                       12,349
 7/31/2005                 11,628                       12,349
  8/1/2005                 11,652                       12,397
  8/2/2005                 11,716                       12,447
  8/3/2005                 11,692                       12,396
  8/4/2005                 11,592                       12,272
  8/5/2005                 11,464                       12,135
  8/6/2005                 11,464                       12,135
  8/7/2005                 11,464                       12,135
  8/8/2005                 11,396                       12,046
  8/9/2005                 11,448                       12,086
 8/10/2005                 11,472                       12,098
 8/11/2005                 11,552                       12,181
 8/12/2005                 11,524                       12,134
 8/13/2005                 11,524                       12,134
 8/14/2005                 11,524                       12,134
 8/15/2005                 11,536                       12,141
 8/16/2005                 11,380                       11,948
 8/17/2005                 11,384                       11,940
 8/18/2005                 11,364                       11,918
 8/19/2005                 11,376                       11,899
 8/20/2005                 11,376                       11,899
 8/21/2005                 11,376                       11,899
 8/22/2005                 11,400                       11,885
 8/23/2005                 11,376                       11,864
 8/24/2005                 11,356                       11,883
 8/25/2005                 11,380                       11,913
 8/26/2005                 11,256                       11,770
 8/27/2005                 11,256                       11,770
 8/28/2005                 11,256                       11,770
 8/29/2005                 11,348                       11,858
 8/30/2005                 11,280                       11,785
 8/31/2005                 11,472                       11,986
  9/1/2005                 11,436                       11,919
  9/2/2005                 11,372                       11,853
  9/3/2005                 11,372                       11,853
  9/4/2005                 11,372                       11,853
  9/5/2005                 11,372                       11,853
  9/6/2005                 11,516                       11,997
  9/7/2005                 11,580                       12,074
  9/8/2005                 11,524                       11,997
  9/9/2005                 11,608                       12,117
 9/10/2005                 11,608                       12,117
 9/11/2005                 11,608                       12,117
 9/12/2005                 11,628                       12,144
 9/13/2005                 11,532                       12,057
 9/14/2005                 11,476                       12,010
 9/15/2005                 11,456                       12,010
 9/16/2005                 11,500                       12,023
 9/17/2005                 11,500                       12,023
 9/18/2005                 11,500                       12,023
 9/19/2005                 11,432                       11,917
 9/20/2005                 11,316                       11,776
 9/21/2005                 11,168                       11,631
 9/22/2005                 11,216                       11,723
 9/23/2005                 11,260                       11,760
 9/24/2005                 11,260                       11,760
 9/25/2005                 11,260                       11,760
 9/26/2005                 11,320                       11,850
 9/27/2005                 11,312                       11,845
 9/28/2005                 11,300                       11,832
 9/29/2005                 11,420                       11,945
 9/30/2005                 11,524                       12,033
 10/1/2005                 11,524                       12,033
 10/2/2005                 11,524                       12,033
 10/3/2005                 11,584                       12,098
 10/4/2005                 11,464                       11,821
 10/5/2005                 11,212                       11,575
 10/6/2005                 11,116                       11,520
 10/7/2005                 11,168                       11,531
 10/8/2005                 11,168                       11,531
 10/9/2005                 11,168                       11,531
10/10/2005                 11,108                       11,450
10/11/2005                 11,052                       11,390
10/12/2005                 10,916                       11,250
10/13/2005                 10,888                       11,238
10/14/2005                 11,032                       11,358
10/15/2005                 11,032                       11,358
10/16/2005                 11,032                       11,358
10/17/2005                 11,088                       11,402
10/18/2005                 10,956                       11,287
10/19/2005                 11,140                       11,483
10/20/2005                 11,012                       11,333
10/21/2005                 11,108                       11,435
10/22/2005                 11,108                       11,435
10/23/2005                 11,108                       11,435
10/24/2005                 11,296                       11,626
10/25/2005                 11,260                       11,587
10/26/2005                 11,212                       11,553
10/27/2005                 10,980                       11,357
10/28/2005                 11,164                       11,555
10/29/2005                 11,164                       11,555
10/30/2005                 11,164                       11,555
10/31/2005                 11,344                       11,928
 11/1/2005                 11,368                       11,789
 11/2/2005                 11,568                       12,005
 11/3/2005                 11,636                       12,083
 11/4/2005                 11,616                       12,073
 11/5/2005                 11,616                       12,073
 11/6/2005                 11,616                       12,073
 11/7/2005                 11,652                       12,285
 11/8/2005                 11,572                       12,184
 11/9/2005                 11,612                       12,222
11/10/2005                 11,676                       12,320
11/11/2005                 11,696                       12,358
11/12/2005                 11,696                       12,358
11/13/2005                 11,696                       12,358
11/14/2005                 11,692                       12,342
11/15/2005                 11,628                       12,216
11/16/2005                 11,644                       12,275
11/17/2005                 11,836                       12,499
11/18/2005                 11,864                       12,494
11/19/2005                 11,864                       12,494
11/20/2005                 11,864                       12,494
11/21/2005                 11,992                       12,606
11/22/2005                 12,076                       12,722
11/23/2005                 12,096                       12,744
11/24/2005                 12,096                       12,744
11/25/2005                 12,128                       12,784
11/26/2005                 12,128                       12,784
11/27/2005                 12,128                       12,784
11/28/2005                 11,916                       12,578
11/29/2005                 11,948                       12,595
11/30/2005                 11,960                       12,582
 12/1/2005                 12,140                       12,738
 12/2/2005                 12,140                       12,765
 12/3/2005                 12,140                       12,765
 12/4/2005                 12,140                       12,765
 12/5/2005                 12,088                       12,705
 12/6/2005                 12,080                       12,699
 12/7/2005                 12,032                       12,656
 12/8/2005                 12,060                       12,690
 12/9/2005                 12,108                       12,763
12/10/2005                 12,108                       12,763
12/11/2005                 12,108                       12,763
12/12/2005                 12,116                       12,757
12/13/2005                 12,140                       12,755
12/14/2005                 12,204                       12,852
12/15/2005                 12,124                       12,762
12/16/2005                 12,064                       12,770
12/17/2005                 12,064                       12,770
12/18/2005                 12,064                       12,770
12/19/2005                 11,912                       12,616
12/20/2005                 11,948                       12,658
12/21/2005                 12,052                       12,770
12/22/2005                 12,160                       12,881
12/23/2005                 12,224                       12,951
12/24/2005                 12,224                       12,951
12/25/2005                 12,224                       12,951
12/26/2005                 12,224                       12,951
12/27/2005                 12,108                       12,829
12/28/2005                 12,192                       12,920
12/29/2005                 12,168                       12,894
12/30/2005                 12,096                       12,821
12/31/2005                 12,096                       12,821
  1/1/2006                 12,096                       12,821
  1/2/2006                 12,096                       12,821
  1/3/2006                 12,220                       12,955
  1/4/2006                 12,296                       13,035
  1/5/2006                 12,336                       13,080
  1/6/2006                 12,484                       13,242
  1/7/2006                 12,484                       13,242
  1/8/2006                 12,484                       13,242
  1/9/2006                 12,624                       13,389
 1/10/2006                 12,644                       13,413
 1/11/2006                 12,636                       13,404
 1/12/2006                 12,532                       13,296
 1/13/2006                 12,492                       13,257
 1/14/2006                 12,492                       13,257
 1/15/2006                 12,492                       13,257
 1/16/2006                 12,492                       13,257
 1/17/2006                 12,400                       13,162
 1/18/2006                 12,400                       13,163
 1/19/2006                 12,528                       13,299
 1/20/2006                 12,276                       13,032
 1/21/2006                 12,276                       13,032
 1/22/2006                 12,276                       13,032
 1/23/2006                 12,292                       13,049
 1/24/2006                 12,408                       13,167
 1/25/2006                 12,376                       13,109
 1/26/2006                 12,568                       13,314
 1/27/2006                 12,628                       13,382
 1/28/2006                 12,628                       13,382
 1/29/2006                 12,628                       13,382
 1/30/2006                 12,624                       13,378
 1/31/2006                 12,744                       13,506
  2/1/2006                 12,744                       13,505
  2/2/2006                 12,648                       13,407
  2/3/2006                 12,628                       13,386
  2/4/2006                 12,628                       13,386
  2/5/2006                 12,628                       13,386
  2/6/2006                 12,624                       13,379
  2/7/2006                 12,468                       13,217
  2/8/2006                 12,584                       13,339
  2/9/2006                 12,544                       13,295
 2/10/2006                 12,496                       13,248
 2/11/2006                 12,496                       13,248
 2/12/2006                 12,496                       13,248
 2/13/2006                 12,392                       13,138
 2/14/2006                 12,492                       13,248
 2/15/2006                 12,556                       13,313
 2/16/2006                 12,656                       13,422
 2/17/2006                 12,632                       13,396
 2/18/2006                 12,632                       13,396
 2/19/2006                 12,632                       13,396
 2/20/2006                 12,632                       13,396
 2/21/2006                 12,532                       13,294
 2/22/2006                 12,704                       13,476
 2/23/2006                 12,672                       13,441
 2/24/2006                 12,760                       13,537
 2/25/2006                 12,760                       13,537
 2/26/2006                 12,760                       13,537
 2/27/2006                 12,820                       13,603
 2/28/2006                 12,644                       13,416
  3/1/2006                 12,824                       13,608
  3/2/2006                 12,720                       13,497
  3/3/2006                 12,672                       13,449
  3/4/2006                 12,672                       13,449
  3/5/2006                 12,672                       13,449
  3/6/2006                 12,568                       13,338
  3/7/2006                 12,408                       13,171
  3/8/2006                 12,416                       13,179
  3/9/2006                 12,328                       13,089
 3/10/2006                 12,420                       13,188
 3/11/2006                 12,420                       13,188
 3/12/2006                 12,420                       13,188
 3/13/2006                 12,476                       13,250
 3/14/2006                 12,600                       13,385
 3/15/2006                 12,648                       13,434
 3/16/2006                 12,620                       13,405
 3/17/2006                 12,660                       13,451
 3/18/2006                 12,660                       13,451
 3/19/2006                 12,660                       13,451
 3/20/2006                 12,648                       13,439
 3/21/2006                 12,560                       13,344
 3/22/2006                 12,664                       13,456
 3/23/2006                 12,688                       13,481
 3/24/2006                 12,720                       13,521
 3/25/2006                 12,720                       13,521
 3/26/2006                 12,720                       13,521
 3/27/2006                 12,688                       13,485
 3/28/2006                 12,676                       13,473
 3/29/2006                 12,832                       13,642
 3/30/2006                 12,840                       13,651
 3/31/2006                 12,860                       13,673
  4/1/2006                 12,860                       13,673
  4/2/2006                 12,860                       13,673
  4/3/2006                 12,780                       13,589
  4/4/2006                 12,848                       13,662
  4/5/2006                 12,956                       13,779
  4/6/2006                 12,972                       13,795
  4/7/2006                 12,852                       13,671
  4/8/2006                 12,852                       13,671
  4/9/2006                 12,852                       13,671
 4/10/2006                 12,784                       13,599
 4/11/2006                 12,656                       13,464
 4/12/2006                 12,660                       13,470
 4/13/2006                 12,672                       13,483
 4/14/2006                 12,672                       13,483
 4/15/2006                 12,672                       13,483
 4/16/2006                 12,672                       13,483
 4/17/2006                 12,652                       13,462
 4/18/2006                 12,916                       13,747
 4/19/2006                 13,020                       13,860
 4/20/2006                 13,020                       13,857
 4/21/2006                 12,900                       13,733
 4/22/2006                 12,900                       13,733
 4/23/2006                 12,900                       13,733
 4/24/2006                 12,816                       13,643
 4/25/2006                 12,776                       13,602
 4/26/2006                 12,740                       13,562
 4/27/2006                 12,684                       13,504
 4/28/2006                 12,740                       13,564
 4/29/2006                 12,740                       13,564
 4/30/2006                 12,740                       13,564
  5/1/2006                 12,656                       13,477
  5/2/2006                 12,696                       13,521
  5/3/2006                 12,688                       13,513
  5/4/2006                 12,676                       13,498
  5/5/2006                 12,796                       13,631
  5/6/2006                 12,796                       13,631
  5/7/2006                 12,796                       13,631
  5/8/2006                 12,792                       13,628
  5/9/2006                 12,748                       13,582
 5/10/2006                 12,708                       13,540
 5/11/2006                 12,540                       13,360
 5/12/2006                 12,328                       13,137
 5/13/2006                 12,328                       13,137
 5/14/2006                 12,328                       13,137
 5/15/2006                 12,260                       13,066
 5/16/2006                 12,248                       13,052
 5/17/2006                 12,052                       12,842
 5/18/2006                 11,988                       12,775
 5/19/2006                 12,048                       12,842
 5/20/2006                 12,048                       12,842
 5/21/2006                 12,048                       12,842
 5/22/2006                 11,928                       12,715
 5/23/2006                 11,848                       12,627
 5/24/2006                 11,812                       12,590
 5/25/2006                 11,928                       12,714
 5/26/2006                 12,008                       12,802
 5/27/2006                 12,008                       12,802
 5/28/2006                 12,008                       12,802
 5/29/2006                 12,008                       12,802
 5/30/2006                 11,788                       12,569
 5/31/2006                 11,960                       12,752
  6/1/2006                 12,144                       12,949
  6/2/2006                 12,160                       12,967
  6/3/2006                 12,160                       12,967
  6/4/2006                 12,160                       12,967
  6/5/2006                 11,844                       12,628
  6/6/2006                 11,812                       12,600
  6/7/2006                 11,748                       12,532
  6/8/2006                 11,716                       12,496
  6/9/2006                 11,672                       12,451
 6/10/2006                 11,672                       12,451
 6/11/2006                 11,672                       12,451
 6/12/2006                 11,372                       12,132
 6/13/2006                 11,184                       11,929
 6/14/2006                 11,272                       12,023
 6/15/2006                 11,648                       12,426
 6/16/2006                 11,580                       12,360
 6/17/2006                 11,580                       12,360
 6/18/2006                 11,580                       12,360
 6/19/2006                 11,408                       12,176
 6/20/2006                 11,360                       12,125
 6/21/2006                 11,572                       12,354
 6/22/2006                 11,500                       12,275
 6/23/2006                 11,696                       12,488
 6/24/2006                 11,696                       12,488
 6/25/2006                 11,696                       12,488
 6/26/2006                 11,728                       12,523
 6/27/2006                 11,596                       12,381
 6/28/2006                 11,564                       12,349
 6/29/2006                 11,908                       12,719
 6/30/2006                 11,960                       12,779
  7/1/2006                 11,960                       12,779
  7/2/2006                 11,960                       12,779
  7/3/2006                 12,020                       12,846
  7/4/2006                 12,020                       12,846
  7/5/2006                 11,828                       12,638
  7/6/2006                 11,856                       12,670
  7/7/2006                 11,736                       12,544
  7/8/2006                 11,736                       12,544
  7/9/2006                 11,736                       12,544
 7/10/2006                 11,664                       12,466
 7/11/2006                 11,708                       12,514
 7/12/2006                 11,544                       12,341
 7/13/2006                 11,324                       12,107
 7/14/2006                 11,232                       12,007
 7/15/2006                 11,232                       12,007
 7/16/2006                 11,232                       12,007
 7/17/2006                 11,184                       11,957
 7/18/2006                 11,184                       11,960
 7/19/2006                 11,488                       12,289
 7/20/2006                 11,224                       12,000
 7/21/2006                 11,072                       11,841
 7/22/2006                 11,072                       11,841
 7/23/2006                 11,072                       11,841
 7/24/2006                 11,368                       12,159
 7/25/2006                 11,488                       12,286
 7/26/2006                 11,412                       12,207
 7/27/2006                 11,272                       12,054
 7/28/2006                 11,452                       12,252
 7/29/2006                 11,452                       12,252
 7/30/2006                 11,452                       12,252
 7/31/2006                 11,452                       12,251
  8/1/2006                 11,296                       12,084
  8/2/2006                 11,376                       12,169
  8/3/2006                 11,460                       12,263
  8/4/2006                 11,348                       12,146
  8/5/2006                 11,348                       12,146
  8/6/2006                 11,348                       12,146
  8/7/2006                 11,288                       12,081
  8/8/2006                 11,144                       11,930
  8/9/2006                 11,024                       11,801
 8/10/2006                 11,112                       11,894
 8/11/2006                 10,992                       11,771
 8/12/2006                 10,992                       11,771
 8/13/2006                 10,992                       11,771
 8/14/2006                 10,980                       11,759
 8/15/2006                 11,208                       12,004
 8/16/2006                 11,400                       12,215
 8/17/2006                 11,412                       12,229
 8/18/2006                 11,460                       12,280
 8/19/2006                 11,460                       12,280
 8/20/2006                 11,460                       12,280
 8/21/2006                 11,320                       12,130
 8/22/2006                 11,320                       12,130
 8/23/2006                 11,232                       12,036
 8/24/2006                 11,120                       11,917
 8/25/2006                 11,116                       11,915
 8/26/2006                 11,116                       11,915
 8/27/2006                 11,116                       11,915
 8/28/2006                 11,240                       12,048
 8/29/2006                 11,304                       12,117
 8/30/2006                 11,344                       12,159
 8/31/2006                 11,356                       12,174
  9/1/2006                 11,424                       12,247
  9/2/2006                 11,424                       12,247
  9/3/2006                 11,424                       12,247
  9/4/2006                 11,424                       12,247
  9/5/2006                 11,456                       12,282
  9/6/2006                 11,264                       12,077
  9/7/2006                 11,212                       12,023
  9/8/2006                 11,216                       12,028
  9/9/2006                 11,216                       12,028
 9/10/2006                 11,216                       12,028
 9/11/2006                 11,248                       12,063
 9/12/2006                 11,536                       12,374
 9/13/2006                 11,604                       12,449
 9/14/2006                 11,540                       12,380
 9/15/2006                 11,516                       12,355
 9/16/2006                 11,516                       12,355
 9/17/2006                 11,516                       12,355
 9/18/2006                 11,532                       12,373
 9/19/2006                 11,516                       12,356
 9/20/2006                 11,600                       12,444
 9/21/2006                 11,540                       12,384
 9/22/2006                 11,460                       12,298
 9/23/2006                 11,460                       12,298
 9/24/2006                 11,460                       12,298
 9/25/2006                 11,596                       12,443
 9/26/2006                 11,700                       12,557
 9/27/2006                 11,708                       12,567
 9/28/2006                 11,712                       12,574
 9/29/2006                 11,592                       12,444
 9/30/2006                 11,592                       12,444
 10/1/2006                 11,592                       12,444
 10/2/2006                 11,544                       12,391
 10/3/2006                 11,532                       12,383
 10/4/2006                 11,760                       12,626
 10/5/2006                 11,904                       12,784
 10/6/2006                 11,820                       12,694
 10/7/2006                 11,820                       12,694
 10/8/2006                 11,820                       12,694
 10/9/2006                 11,900                       12,780
10/10/2006                 11,952                       12,838
10/11/2006                 11,908                       12,793
10/12/2006                 12,128                       13,031
10/13/2006                 12,180                       13,087
10/14/2006                 12,180                       13,087
10/15/2006                 12,180                       13,087
10/16/2006                 12,272                       13,186
10/17/2006                 12,148                       13,055
10/18/2006                 12,092                       12,994
10/19/2006                 12,116                       13,018
10/20/2006                 12,056                       12,957
10/21/2006                 12,056                       12,957
10/22/2006                 12,056                       12,957
10/23/2006                 12,120                       13,028
10/24/2006                 12,104                       13,010
10/25/2006                 12,112                       13,021
10/26/2006                 12,260                       13,181
10/27/2006                 12,100                       13,010
10/28/2006                 12,100                       13,010
10/29/2006                 12,100                       13,010
10/30/2006                 12,144                       13,055
10/31/2006                 12,076                       12,985
 11/1/2006                 11,892                       12,787
 11/2/2006                 11,912                       12,808
 11/3/2006                 11,924                       12,823
 11/4/2006                 11,924                       12,823
 11/5/2006                 11,924                       12,823
 11/6/2006                 12,072                       12,984
 11/7/2006                 12,116                       13,030
 11/8/2006                 12,184                       13,108
 11/9/2006                 12,084                       12,998
11/10/2006                 12,196                       13,120
11/11/2006                 12,196                       13,120
11/12/2006                 12,196                       13,120
11/13/2006                 12,232                       13,159
11/14/2006                 12,412                       13,355
11/15/2006                 12,548                       13,503
11/16/2006                 12,548                       13,504
11/17/2006                 12,520                       13,480
11/18/2006                 12,520                       13,480
11/19/2006                 12,520                       13,480
11/20/2006                 12,508                       13,464
11/21/2006                 12,540                       13,500
11/22/2006                 12,616                       13,588
11/23/2006                 12,616                       13,588
11/24/2006                 12,596                       13,568
11/25/2006                 12,596                       13,568
11/26/2006                 12,596                       13,568
11/27/2006                 12,356                       13,309
11/28/2006                 12,364                       13,318
11/29/2006                 12,536                       13,505
11/30/2006                 12,548                       13,518
 12/1/2006                 12,556                       13,528
 12/2/2006                 12,556                       13,528
 12/3/2006                 12,556                       13,528
 12/4/2006                 12,712                       13,696
 12/5/2006                 12,768                       13,757
 12/6/2006                 12,780                       13,772
 12/7/2006                 12,696                       13,680
 12/8/2006                 12,704                       13,691
 12/9/2006                 12,704                       13,691
12/10/2006                 12,704                       13,691
12/11/2006                 12,674                       13,661
12/12/2006                 12,593                       13,572
12/13/2006                 12,615                       13,596
12/14/2006                 12,700                       13,689
12/15/2006                 12,649                       13,637
12/16/2006                 12,649                       13,637
12/17/2006                 12,649                       13,637
12/18/2006                 12,530                       13,513
12/19/2006                 12,538                       13,520
12/20/2006                 12,551                       13,535
12/21/2006                 12,504                       13,484
12/22/2006                 12,462                       13,442
12/23/2006                 12,462                       13,442
12/24/2006                 12,462                       13,442
12/25/2006                 12,462                       13,442
12/26/2006                 12,504                       13,487
12/27/2006                 12,615                       13,608
12/28/2006                 12,576                       13,566
12/29/2006                 12,474                       13,459
12/30/2006                 12,474                       13,459
12/31/2006                 12,474                       13,459

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/06
--------------------------------------------------------------------------------
                                                                         SINCE
                                                  ONE                  INCEPTION
                                                 YEAR                 (05/03/04)
--------------------------------------------------------------------------------
MID-CAP GROWTH FUND                              3.13%                   8.66%
S&P MIDCAP 400/CITIGROUP PURE GROWTH INDEX       4.98%                  11.80%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P MIDCAP 400/CITIGROUP PURE GROWTH INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                                       S&P MIDCAP 400/CITIGROUP
                           MID-CAP GROWTH FUND             PURE GROWTH INDEX
OTHER                              5.3%                          2.2%
CONSUMER DISCRETIONARY            34.4%                         27.4%
HEALTH CARE                       19.7%                         16.0%
INFORMATION TECHNOLOGY            12.6%                         18.4%
INDUSTRIALS                       12.3%                         15.3%
FINANCIALS                         9.0%                          9.8%
ENERGY                             6.3%                         10.9%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Sepracor, Inc.                                                              1.6%
Par Pharmaceuticals Cos., Inc.                                              1.6%
Corinthian Colleges, Inc.                                                   1.5%
Aeropostale, Inc.                                                           1.5%
Gen-Probe, Inc.                                                             1.5%
Hovnanian Enterprises, Inc. -- Class A                                      1.4%
Western Digital Corp.                                                       1.4%
Chico's FAS, Inc.                                                           1.4%
Career Education Corp.                                                      1.3%
Community Health Systems, Inc.                                              1.3%
--------------------------------------------------------------------------------
Top Ten Total                                                              14.5%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 29

--------------------------------------------------------------------------------

LARGE-CAP GROWTH FUND

OBJECTIVE: To provide investment results that match the performance of a benchmark for large-cap growth securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Growth Index.

INCEPTION: May 3, 2004

For 2006, the S&P 500/Citigroup Pure Growth Index posted its fourth consecutive annual gain. Although growth stocks underperformed value stocks in 2006, the index still managed to gain 7.43% for the year. Rydex Large-Cap Growth Fund gained 5.40% for the period, with the consumer discretionary and information technology sectors contributing most to returns.

                          CUMULATIVE FUND PERFORMANCE:
                        MAY 3, 2004 - DECEMBER 31, 2006

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                 S&P 500/CITIGROUP PURE
   DATE             LARGE-CAP GROWTH FUND             GROWTH INDEX
  5/3/2004                  10,000                       10,000
  5/4/2004                  10,004                        9,977
  5/5/2004                  10,024                       10,052
  5/6/2004                   9,984                        9,951
  5/7/2004                   9,908                        9,808
  5/8/2004                   9,908                        9,808
  5/9/2004                   9,908                        9,808
 5/10/2004                   9,852                        9,675
 5/11/2004                   9,916                        9,793
 5/12/2004                   9,896                        9,783
 5/13/2004                   9,880                        9,813
 5/14/2004                   9,848                        9,815
 5/15/2004                   9,848                        9,815
 5/16/2004                   9,848                        9,815
 5/17/2004                   9,760                        9,702
 5/18/2004                   9,820                        9,785
 5/19/2004                   9,784                        9,753
 5/20/2004                   9,788                        9,742
 5/21/2004                   9,816                        9,812
 5/22/2004                   9,816                        9,812
 5/23/2004                   9,816                        9,812
 5/24/2004                   9,800                        9,848
 5/25/2004                   9,956                       10,047
 5/26/2004                   9,980                       10,046
 5/27/2004                  10,064                       10,118
 5/28/2004                  10,048                       10,129
 5/29/2004                  10,048                       10,129
 5/30/2004                  10,048                       10,129
 5/31/2004                  10,048                       10,129
  6/1/2004                  10,056                       10,150
  6/2/2004                  10,084                       10,166
  6/3/2004                  10,016                       10,076
  6/4/2004                  10,068                       10,132
  6/5/2004                  10,068                       10,132
  6/6/2004                  10,068                       10,132
  6/7/2004                  10,228                       10,321
  6/8/2004                  10,260                       10,328
  6/9/2004                  10,164                       10,183
 6/10/2004                  10,192                       10,200
 6/11/2004                  10,192                       10,200
 6/12/2004                  10,192                       10,200
 6/13/2004                  10,192                       10,200
 6/14/2004                  10,116                       10,091
 6/15/2004                  10,180                       10,147
 6/16/2004                  10,180                       10,165
 6/17/2004                  10,148                       10,120
 6/18/2004                  10,164                       10,114
 6/19/2004                  10,164                       10,114
 6/20/2004                  10,164                       10,114
 6/21/2004                  10,116                       10,061
 6/22/2004                  10,160                       10,107
 6/23/2004                  10,240                       10,194
 6/24/2004                  10,200                       10,175
 6/25/2004                  10,124                       10,212
 6/26/2004                  10,124                       10,212
 6/27/2004                  10,124                       10,212
 6/28/2004                  10,128                       10,146
 6/29/2004                  10,168                       10,150
 6/30/2004                  10,200                       10,216
  7/1/2004                  10,080                       10,090
  7/2/2004                  10,032                       10,056
  7/3/2004                  10,032                       10,056
  7/4/2004                  10,032                       10,056
  7/5/2004                  10,032                       10,056
  7/6/2004                   9,944                        9,952
  7/7/2004                   9,960                        9,982
  7/8/2004                   9,884                        9,856
  7/9/2004                   9,920                        9,863
 7/10/2004                   9,920                        9,863
 7/11/2004                   9,920                        9,863
 7/12/2004                   9,920                        9,865
 7/13/2004                   9,928                        9,880
 7/14/2004                   9,880                        9,869
 7/15/2004                   9,836                        9,870
 7/16/2004                   9,764                        9,770
 7/17/2004                   9,764                        9,770
 7/18/2004                   9,764                        9,770
 7/19/2004                   9,740                        9,740
 7/20/2004                   9,820                        9,829
 7/21/2004                   9,680                        9,682
 7/22/2004                   9,720                        9,689
 7/23/2004                   9,576                        9,586
 7/24/2004                   9,576                        9,586
 7/25/2004                   9,576                        9,586
 7/26/2004                   9,548                        9,542
 7/27/2004                   9,644                        9,617
 7/28/2004                   9,644                        9,574
 7/29/2004                   9,676                        9,644
 7/30/2004                   9,696                        9,681
 7/31/2004                   9,696                        9,681
  8/1/2004                   9,696                        9,681
  8/2/2004                   9,740                        9,686
  8/3/2004                   9,652                        9,602
  8/4/2004                   9,664                        9,542
  8/5/2004                   9,484                        9,366
  8/6/2004                   9,324                        9,184
  8/7/2004                   9,324                        9,184
  8/8/2004                   9,324                        9,184
  8/9/2004                   9,332                        9,209
 8/10/2004                   9,456                        9,366
 8/11/2004                   9,432                        9,346
 8/12/2004                   9,332                        9,244
 8/13/2004                   9,352                        9,267
 8/14/2004                   9,352                        9,267
 8/15/2004                   9,352                        9,267
 8/16/2004                   9,460                        9,403
 8/17/2004                   9,484                        9,423
 8/18/2004                   9,612                        9,550
 8/19/2004                   9,572                        9,519
 8/20/2004                   9,616                        9,592
 8/21/2004                   9,616                        9,592
 8/22/2004                   9,616                        9,592
 8/23/2004                   9,616                        9,567
 8/24/2004                   9,620                        9,561
 8/25/2004                   9,696                        9,625
 8/26/2004                   9,688                        9,629
 8/27/2004                   9,716                        9,657
 8/28/2004                   9,716                        9,657
 8/29/2004                   9,716                        9,657
 8/30/2004                   9,628                        9,558
 8/31/2004                   9,656                        9,602
  9/1/2004                   9,684                        9,661
  9/2/2004                   9,796                        9,797
  9/3/2004                   9,732                        9,779
  9/4/2004                   9,732                        9,779
  9/5/2004                   9,732                        9,779
  9/6/2004                   9,732                        9,779
  9/7/2004                   9,776                        9,856
  9/8/2004                   9,752                        9,818
  9/9/2004                   9,764                        9,824
 9/10/2004                   9,820                        9,895
 9/11/2004                   9,820                        9,895
 9/12/2004                   9,820                        9,895
 9/13/2004                   9,840                        9,945
 9/14/2004                   9,868                        9,993
 9/15/2004                   9,792                        9,924
 9/16/2004                   9,784                        9,963
 9/17/2004                   9,832                       10,020
 9/18/2004                   9,832                       10,020
 9/19/2004                   9,832                       10,020
 9/20/2004                   9,772                        9,976
 9/21/2004                   9,804                       10,063
 9/22/2004                   9,656                        9,924
 9/23/2004                   9,628                        9,896
 9/24/2004                   9,628                        9,931
 9/25/2004                   9,628                        9,931
 9/26/2004                   9,628                        9,931
 9/27/2004                   9,572                        9,869
 9/28/2004                   9,632                        9,910
 9/29/2004                   9,700                        9,975
 9/30/2004                   9,660                        9,994
 10/1/2004                   9,804                       10,134
 10/2/2004                   9,804                       10,134
 10/3/2004                   9,804                       10,134
 10/4/2004                   9,836                       10,156
 10/5/2004                   9,832                       10,138
 10/6/2004                   9,884                       10,196
 10/7/2004                   9,756                       10,092
 10/8/2004                   9,652                        9,988
 10/9/2004                   9,652                        9,988
10/10/2004                   9,652                        9,988
10/11/2004                   9,680                       10,000
10/12/2004                   9,660                        9,976
10/13/2004                   9,612                        9,912
10/14/2004                   9,544                        9,849
10/15/2004                   9,580                        9,884
10/16/2004                   9,580                        9,884
10/17/2004                   9,580                        9,884
10/18/2004                   9,664                        9,963
10/19/2004                   9,596                        9,840
10/20/2004                   9,612                        9,829
10/21/2004                   9,644                        9,884
10/22/2004                   9,520                        9,821
10/23/2004                   9,520                        9,821
10/24/2004                   9,520                        9,821
10/25/2004                   9,484                        9,810
10/26/2004                   9,604                        9,975
10/27/2004                   9,772                       10,142
10/28/2004                   9,788                       10,118
10/29/2004                   9,792                       10,148
10/30/2004                   9,792                       10,148
10/31/2004                   9,792                       10,148
 11/1/2004                   9,780                       10,135
 11/2/2004                   9,788                       10,156
 11/3/2004                   9,908                       10,281
 11/4/2004                  10,048                       10,428
 11/5/2004                  10,100                       10,515
 11/6/2004                  10,100                       10,515
 11/7/2004                  10,100                       10,515
 11/8/2004                  10,100                       10,494
 11/9/2004                  10,100                       10,487
11/10/2004                  10,072                       10,509
11/11/2004                  10,164                       10,611
11/12/2004                  10,248                       10,701
11/13/2004                  10,248                       10,701
11/14/2004                  10,248                       10,701
11/15/2004                  10,272                       10,715
11/16/2004                  10,200                       10,623
11/17/2004                  10,260                       10,690
11/18/2004                  10,276                       10,709
11/19/2004                  10,140                       10,587
11/20/2004                  10,140                       10,587
11/21/2004                  10,140                       10,587
11/22/2004                  10,172                       10,653
11/23/2004                  10,136                       10,659
11/24/2004                  10,172                       10,737
11/25/2004                  10,172                       10,737
11/26/2004                  10,168                       10,758
11/27/2004                  10,168                       10,758
11/28/2004                  10,168                       10,758
11/29/2004                  10,140                       10,718
11/30/2004                  10,084                       10,703
 12/1/2004                  10,264                       10,858
 12/2/2004                  10,296                       10,855
 12/3/2004                  10,308                       10,864
 12/4/2004                  10,308                       10,864
 12/5/2004                  10,308                       10,864
 12/6/2004                  10,284                       10,879
 12/7/2004                  10,172                       10,756
 12/8/2004                  10,240                       10,837
 12/9/2004                  10,296                       10,935
12/10/2004                  10,280                       10,945
12/11/2004                  10,280                       10,945
12/12/2004                  10,280                       10,945
12/13/2004                  10,360                       11,014
12/14/2004                  10,408                       11,070
12/15/2004                  10,416                       11,082
12/16/2004                  10,416                       11,004
12/17/2004                  10,304                       10,937
12/18/2004                  10,304                       10,937
12/19/2004                  10,304                       10,937
12/20/2004                  10,320                       10,924
12/21/2004                  10,404                       10,996
12/22/2004                  10,432                       11,022
12/23/2004                  10,440                       10,998
12/24/2004                  10,440                       10,998
12/25/2004                  10,440                       10,998
12/26/2004                  10,440                       10,998
12/27/2004                  10,384                       10,936
12/28/2004                  10,456                       11,062
12/29/2004                  10,448                       11,095
12/30/2004                  10,447                       11,109
12/31/2004                  10,426                       11,110
  1/1/2005                  10,426                       11,110
  1/2/2005                  10,426                       11,110
  1/3/2005                  10,358                       10,975
  1/4/2005                  10,236                       10,822
  1/5/2005                  10,196                       10,776
  1/6/2005                  10,224                       10,780
  1/7/2005                  10,224                       10,757
  1/8/2005                  10,224                       10,757
  1/9/2005                  10,224                       10,757
 1/10/2005                  10,268                       10,814
 1/11/2005                  10,212                       10,793
 1/12/2005                  10,268                       10,850
 1/13/2005                  10,159                       10,784
 1/14/2005                  10,228                       10,872
 1/15/2005                  10,228                       10,872
 1/16/2005                  10,228                       10,872
 1/17/2005                  10,228                       10,872
 1/18/2005                  10,309                       10,977
 1/19/2005                  10,216                       10,880
 1/20/2005                  10,131                       10,751
 1/21/2005                  10,062                       10,677
 1/22/2005                  10,062                       10,677
 1/23/2005                  10,062                       10,677
 1/24/2005                  10,009                       10,622
 1/25/2005                  10,074                       10,650
 1/26/2005                  10,111                       10,716
 1/27/2005                  10,119                       10,756
 1/28/2005                  10,090                       10,714
 1/29/2005                  10,090                       10,714
 1/30/2005                  10,090                       10,714
 1/31/2005                  10,155                       10,815
  2/1/2005                  10,224                       10,935
  2/2/2005                  10,268                       10,962
  2/3/2005                  10,240                       10,929
  2/4/2005                  10,341                       11,025
  2/5/2005                  10,341                       11,025
  2/6/2005                  10,341                       11,025
  2/7/2005                  10,321                       11,003
  2/8/2005                  10,333                       10,979
  2/9/2005                  10,228                       10,848
 2/10/2005                  10,268                       10,888
 2/11/2005                  10,333                       10,985
 2/12/2005                  10,333                       10,985
 2/13/2005                  10,333                       10,985
 2/14/2005                  10,353                       10,984
 2/15/2005                  10,394                       11,037
 2/16/2005                  10,402                       11,058
 2/17/2005                  10,325                       10,941
 2/18/2005                  10,345                       10,960
 2/19/2005                  10,345                       10,960
 2/20/2005                  10,345                       10,960
 2/21/2005                  10,345                       10,960
 2/22/2005                  10,192                       10,819
 2/23/2005                  10,240                       10,853
 2/24/2005                  10,341                       10,957
 2/25/2005                  10,422                       11,085
 2/26/2005                  10,422                       11,085
 2/27/2005                  10,422                       11,085
 2/28/2005                  10,374                       11,055
  3/1/2005                  10,422                       11,088
  3/2/2005                  10,430                       11,109
  3/3/2005                  10,434                       11,145
  3/4/2005                  10,515                       11,261
  3/5/2005                  10,515                       11,261
  3/6/2005                  10,515                       11,261
  3/7/2005                  10,536                       11,291
  3/8/2005                  10,487                       11,207
  3/9/2005                  10,394                       11,089
 3/10/2005                  10,418                       11,070
 3/11/2005                  10,333                       10,987
 3/12/2005                  10,333                       10,987
 3/13/2005                  10,333                       10,987
 3/14/2005                  10,370                       11,024
 3/15/2005                  10,293                       10,935
 3/16/2005                  10,208                       10,838
 3/17/2005                  10,228                       10,851
 3/18/2005                  10,232                       10,856
 3/19/2005                  10,232                       10,856
 3/20/2005                  10,232                       10,856
 3/21/2005                  10,192                       10,840
 3/22/2005                  10,119                       10,764
 3/23/2005                  10,135                       10,758
 3/24/2005                  10,119                       10,776
 3/25/2005                  10,119                       10,776
 3/26/2005                  10,119                       10,776
 3/27/2005                  10,119                       10,776
 3/28/2005                  10,147                       10,785
 3/29/2005                  10,070                       10,701
 3/30/2005                  10,208                       10,834
 3/31/2005                  10,175                       10,834
  4/1/2005                  10,102                       10,791
  4/2/2005                  10,102                       10,791
  4/3/2005                  10,102                       10,791
  4/4/2005                  10,139                       10,840
  4/5/2005                  10,196                       10,876
  4/6/2005                  10,200                       10,881
  4/7/2005                  10,272                       10,933
  4/8/2005                  10,192                       10,811
  4/9/2005                  10,192                       10,811
 4/10/2005                  10,192                       10,811
 4/11/2005                  10,183                       10,806
 4/12/2005                  10,232                       10,871
 4/13/2005                  10,127                       10,702
 4/14/2005                  10,042                       10,593
 4/15/2005                   9,888                       10,391
 4/16/2005                   9,888                       10,391
 4/17/2005                   9,888                       10,391
 4/18/2005                   9,896                       10,419
 4/19/2005                   9,945                       10,503
 4/20/2005                   9,819                       10,347
 4/21/2005                  10,042                       10,538
 4/22/2005                   9,961                       10,434
 4/23/2005                   9,961                       10,434
 4/24/2005                   9,961                       10,434
 4/25/2005                  10,038                       10,552
 4/26/2005                   9,953                       10,460
 4/27/2005                   9,981                       10,515
 4/28/2005                   9,859                       10,389
 4/29/2005                   9,973                       10,482
 4/30/2005                   9,973                       10,482
  5/1/2005                   9,973                       10,482
  5/2/2005                  10,021                       10,540
  5/3/2005                  10,021                       10,520
  5/4/2005                  10,119                       10,648
  5/5/2005                  10,102                       10,625
  5/6/2005                  10,098                       10,621
  5/7/2005                  10,098                       10,621
  5/8/2005                  10,098                       10,621
  5/9/2005                  10,147                       10,687
 5/10/2005                  10,050                       10,568
 5/11/2005                  10,106                       10,624
 5/12/2005                  10,021                       10,505
 5/13/2005                   9,997                       10,478
 5/14/2005                   9,997                       10,478
 5/15/2005                   9,997                       10,478
 5/16/2005                  10,090                       10,626
 5/17/2005                  10,147                       10,714
 5/18/2005                  10,244                       10,846
 5/19/2005                  10,293                       10,906
 5/20/2005                  10,268                       10,894
 5/21/2005                  10,268                       10,894
 5/22/2005                  10,268                       10,894
 5/23/2005                  10,313                       10,956
 5/24/2005                  10,317                       10,965
 5/25/2005                  10,281                       10,917
 5/26/2005                  10,341                       10,999
 5/27/2005                  10,345                       11,044
 5/28/2005                  10,345                       11,044
 5/29/2005                  10,345                       11,044
 5/30/2005                  10,345                       11,044
 5/31/2005                  10,272                       10,991
  6/1/2005                  10,374                       11,104
  6/2/2005                  10,394                       11,135
  6/3/2005                  10,301                       11,082
  6/4/2005                  10,301                       11,082
  6/5/2005                  10,301                       11,082
  6/6/2005                  10,313                       11,131
  6/7/2005                  10,317                       11,123
  6/8/2005                  10,285                       11,088
  6/9/2005                  10,337                       11,193
 6/10/2005                  10,289                       11,129
 6/11/2005                  10,289                       11,129
 6/12/2005                  10,289                       11,129
 6/13/2005                  10,309                       11,202
 6/14/2005                  10,321                       11,279
 6/15/2005                  10,341                       11,299
 6/16/2005                  10,366                       11,354
 6/17/2005                  10,402                       11,406
 6/18/2005                  10,402                       11,406
 6/19/2005                  10,402                       11,406
 6/20/2005                  10,394                       11,409
 6/21/2005                  10,362                       11,363
 6/22/2005                  10,349                       11,350
 6/23/2005                  10,228                       11,267
 6/24/2005                  10,135                       11,179
 6/25/2005                  10,135                       11,179
 6/26/2005                  10,135                       11,179
 6/27/2005                  10,135                       11,198
 6/28/2005                  10,248                       11,304
 6/29/2005                  10,212                       11,275
 6/30/2005                  10,127                       11,271
  7/1/2005                  10,155                       11,300
  7/2/2005                  10,155                       11,300
  7/3/2005                  10,155                       11,300
  7/4/2005                  10,155                       11,300
  7/5/2005                  10,248                       11,443
  7/6/2005                  10,159                       11,354
  7/7/2005                  10,183                       11,421
  7/8/2005                  10,321                       11,524
  7/9/2005                  10,321                       11,524
 7/10/2005                  10,321                       11,524
 7/11/2005                  10,394                       11,595
 7/12/2005                  10,426                       11,628
 7/13/2005                  10,430                       11,606
 7/14/2005                  10,471                       11,586
 7/15/2005                  10,475                       11,611
 7/16/2005                  10,475                       11,611
 7/17/2005                  10,475                       11,611
 7/18/2005                  10,430                       11,557
 7/19/2005                  10,519                       11,635
 7/20/2005                  10,572                       11,685
 7/21/2005                  10,515                       11,581
 7/22/2005                  10,556                       11,687
 7/23/2005                  10,556                       11,687
 7/24/2005                  10,556                       11,687
 7/25/2005                  10,515                       11,627
 7/26/2005                  10,532                       11,665
 7/27/2005                  10,584                       11,709
 7/28/2005                  10,641                       11,783
 7/29/2005                  10,552                       11,687
 7/30/2005                  10,552                       11,687
 7/31/2005                  10,552                       11,687
  8/1/2005                  10,564                       11,717
  8/2/2005                  10,645                       11,776
  8/3/2005                  10,649                       11,765
  8/4/2005                  10,552                       11,687
  8/5/2005                  10,495                       11,580
  8/6/2005                  10,495                       11,580
  8/7/2005                  10,495                       11,580
  8/8/2005                  10,467                       11,565
  8/9/2005                  10,540                       11,628
 8/10/2005                  10,503                       11,616
 8/11/2005                  10,584                       11,709
 8/12/2005                  10,511                       11,676
 8/13/2005                  10,511                       11,676
 8/14/2005                  10,511                       11,676
 8/15/2005                  10,540                       11,703
 8/16/2005                  10,406                       11,555
 8/17/2005                  10,418                       11,561
 8/18/2005                  10,418                       11,541
 8/19/2005                  10,410                       11,539
 8/20/2005                  10,410                       11,539
 8/21/2005                  10,410                       11,539
 8/22/2005                  10,426                       11,533
 8/23/2005                  10,394                       11,513
 8/24/2005                  10,329                       11,493
 8/25/2005                  10,349                       11,522
 8/26/2005                  10,293                       11,439
 8/27/2005                  10,293                       11,439
 8/28/2005                  10,293                       11,439
 8/29/2005                  10,366                       11,506
 8/30/2005                  10,321                       11,478
 8/31/2005                  10,418                       11,629
  9/1/2005                  10,410                       11,635
  9/2/2005                  10,378                       11,570
  9/3/2005                  10,378                       11,570
  9/4/2005                  10,378                       11,570
  9/5/2005                  10,378                       11,570
  9/6/2005                  10,528                       11,716
  9/7/2005                  10,552                       11,756
  9/8/2005                  10,520                       11,705
  9/9/2005                  10,593                       11,805
 9/10/2005                  10,593                       11,805
 9/11/2005                  10,593                       11,805
 9/12/2005                  10,589                       11,817
 9/13/2005                  10,507                       11,715
 9/14/2005                  10,451                       11,673
 9/15/2005                  10,455                       11,682
 9/16/2005                  10,520                       11,733
 9/17/2005                  10,520                       11,733
 9/18/2005                  10,520                       11,733
 9/19/2005                  10,467                       11,662
 9/20/2005                  10,394                       11,547
 9/21/2005                  10,317                       11,454
 9/22/2005                  10,365                       11,535
 9/23/2005                  10,365                       11,545
 9/24/2005                  10,365                       11,545
 9/25/2005                  10,365                       11,545
 9/26/2005                  10,357                       11,549
 9/27/2005                  10,369                       11,569
 9/28/2005                  10,373                       11,569
 9/29/2005                  10,451                       11,646
 9/30/2005                  10,467                       11,667
 10/1/2005                  10,467                       11,667
 10/2/2005                  10,467                       11,667
 10/3/2005                  10,430                       11,667
 10/4/2005                  10,345                       11,541
 10/5/2005                  10,203                       11,327
 10/6/2005                  10,170                       11,248
 10/7/2005                  10,203                       11,303
 10/8/2005                  10,203                       11,303
 10/9/2005                  10,203                       11,303
10/10/2005                  10,150                       11,229
10/11/2005                  10,138                       11,210
10/12/2005                  10,097                       11,122
10/13/2005                  10,109                       11,110
10/14/2005                  10,187                       11,232
10/15/2005                  10,187                       11,232
10/16/2005                  10,187                       11,232
10/17/2005                  10,207                       11,287
10/18/2005                  10,114                       11,159
10/19/2005                  10,272                       11,312
10/20/2005                  10,142                       11,134
10/21/2005                  10,130                       11,181
10/22/2005                  10,130                       11,181
10/23/2005                  10,130                       11,181
10/24/2005                  10,272                       11,340
10/25/2005                  10,239                       11,274
10/26/2005                  10,183                       11,196
10/27/2005                  10,065                       11,064
10/28/2005                  10,215                       11,274
10/29/2005                  10,215                       11,274
10/30/2005                  10,215                       11,274
10/31/2005                  10,284                       11,400
 11/1/2005                  10,223                       11,386
 11/2/2005                  10,317                       11,523
 11/3/2005                  10,394                       11,556
 11/4/2005                  10,402                       11,555
 11/5/2005                  10,402                       11,555
 11/6/2005                  10,402                       11,555
 11/7/2005                  10,422                       11,573
 11/8/2005                  10,394                       11,491
 11/9/2005                  10,402                       11,497
11/10/2005                  10,495                       11,637
11/11/2005                  10,520                       11,653
11/12/2005                  10,520                       11,653
11/13/2005                  10,520                       11,653
11/14/2005                  10,503                       11,628
11/15/2005                  10,491                       11,605
11/16/2005                  10,528                       11,640
11/17/2005                  10,601                       11,789
11/18/2005                  10,649                       11,809
11/19/2005                  10,649                       11,809
11/20/2005                  10,649                       11,809
11/21/2005                  10,710                       11,906
11/22/2005                  10,751                       11,980
11/23/2005                  10,771                       11,996
11/24/2005                  10,771                       11,996
11/25/2005                  10,796                       12,014
11/26/2005                  10,796                       12,014
11/27/2005                  10,796                       12,014
11/28/2005                  10,710                       11,872
11/29/2005                  10,698                       11,889
11/30/2005                  10,654                       11,846
 12/1/2005                  10,775                       12,003
 12/2/2005                  10,788                       12,043
 12/3/2005                  10,788                       12,043
 12/4/2005                  10,788                       12,043
 12/5/2005                  10,755                       12,021
 12/6/2005                  10,767                       12,052
 12/7/2005                  10,727                       11,992
 12/8/2005                  10,702                       11,998
 12/9/2005                  10,719                       12,035
12/10/2005                  10,719                       12,035
12/11/2005                  10,719                       12,035
12/12/2005                  10,739                       12,076
12/13/2005                  10,779                       12,116
12/14/2005                  10,820                       12,179
12/15/2005                  10,828                       12,148
12/16/2005                  10,792                       12,123
12/17/2005                  10,792                       12,123
12/18/2005                  10,792                       12,123
12/19/2005                  10,702                       12,017
12/20/2005                  10,714                       12,028
12/21/2005                  10,743                       12,063
12/22/2005                  10,785                       12,111
12/23/2005                  10,785                       12,114
12/24/2005                  10,785                       12,114
12/25/2005                  10,785                       12,114
12/26/2005                  10,785                       12,114
12/27/2005                  10,677                       11,992
12/28/2005                  10,710                       12,032
12/29/2005                  10,669                       11,984
12/30/2005                  10,611                       11,923
12/31/2005                  10,611                       11,923
  1/1/2006                  10,611                       11,923
  1/2/2006                  10,611                       11,923
  1/3/2006                  10,760                       12,090
  1/4/2006                  10,810                       12,147
  1/5/2006                  10,805                       12,143
  1/6/2006                  10,917                       12,272
  1/7/2006                  10,917                       12,272
  1/8/2006                  10,917                       12,272
  1/9/2006                  11,000                       12,363
 1/10/2006                  10,983                       12,347
 1/11/2006                  11,012                       12,379
 1/12/2006                  10,967                       12,328
 1/13/2006                  10,971                       12,336
 1/14/2006                  10,971                       12,336
 1/15/2006                  10,971                       12,336
 1/16/2006                  10,971                       12,336
 1/17/2006                  10,938                       12,301
 1/18/2006                  10,905                       12,261
 1/19/2006                  10,983                       12,351
 1/20/2006                  10,814                       12,161
 1/21/2006                  10,814                       12,161
 1/22/2006                  10,814                       12,161
 1/23/2006                  10,814                       12,163
 1/24/2006                  10,880                       12,239
 1/25/2006                  10,822                       12,172
 1/26/2006                  10,896                       12,258
 1/27/2006                  11,012                       12,393
 1/28/2006                  11,012                       12,393
 1/29/2006                  11,012                       12,393
 1/30/2006                  11,008                       12,390
 1/31/2006                  10,967                       12,342
  2/1/2006                  10,942                       12,316
  2/2/2006                  10,863                       12,226
  2/3/2006                  10,797                       12,153
  2/4/2006                  10,797                       12,153
  2/5/2006                  10,797                       12,153
  2/6/2006                  10,797                       12,152
  2/7/2006                  10,686                       12,029
  2/8/2006                  10,756                       12,111
  2/9/2006                  10,719                       12,068
 2/10/2006                  10,727                       12,080
 2/11/2006                  10,727                       12,080
 2/12/2006                  10,727                       12,080
 2/13/2006                  10,698                       12,049
 2/14/2006                  10,777                       12,135
 2/15/2006                  10,830                       12,198
 2/16/2006                  10,925                       12,306
 2/17/2006                  10,876                       12,254
 2/18/2006                  10,876                       12,254
 2/19/2006                  10,876                       12,254
 2/20/2006                  10,876                       12,254
 2/21/2006                  10,834                       12,204
 2/22/2006                  10,921                       12,302
 2/23/2006                  10,892                       12,272
 2/24/2006                  10,909                       12,292
 2/25/2006                  10,909                       12,292
 2/26/2006                  10,909                       12,292
 2/27/2006                  10,954                       12,344
 2/28/2006                  10,772                       12,138
  3/1/2006                  10,839                       12,214
  3/2/2006                  10,830                       12,204
  3/3/2006                  10,801                       12,173
  3/4/2006                  10,801                       12,173
  3/5/2006                  10,801                       12,173
  3/6/2006                  10,715                       12,078
  3/7/2006                  10,673                       12,031
  3/8/2006                  10,702                       12,064
  3/9/2006                  10,644                       12,002
 3/10/2006                  10,706                       12,073
 3/11/2006                  10,706                       12,073
 3/12/2006                  10,706                       12,073
 3/13/2006                  10,727                       12,096
 3/14/2006                  10,851                       12,237
 3/15/2006                  10,888                       12,281
 3/16/2006                  10,909                       12,305
 3/17/2006                  10,921                       12,320
 3/18/2006                  10,921                       12,320
 3/19/2006                  10,921                       12,320
 3/20/2006                  10,892                       12,288
 3/21/2006                  10,830                       12,216
 3/22/2006                  10,867                       12,261
 3/23/2006                  10,867                       12,260
 3/24/2006                  10,892                       12,289
 3/25/2006                  10,892                       12,289
 3/26/2006                  10,892                       12,289
 3/27/2006                  10,876                       12,273
 3/28/2006                  10,855                       12,252
 3/29/2006                  10,954                       12,362
 3/30/2006                  10,938                       12,345
 3/31/2006                  10,888                       12,290
  4/1/2006                  10,888                       12,290
  4/2/2006                  10,888                       12,290
  4/3/2006                  10,876                       12,274
  4/4/2006                  10,942                       12,353
  4/5/2006                  10,962                       12,378
  4/6/2006                  10,958                       12,374
  4/7/2006                  10,863                       12,265
  4/8/2006                  10,863                       12,265
  4/9/2006                  10,863                       12,265
 4/10/2006                  10,859                       12,264
 4/11/2006                  10,760                       12,152
 4/12/2006                  10,772                       12,164
 4/13/2006                  10,772                       12,167
 4/14/2006                  10,772                       12,167
 4/15/2006                  10,772                       12,167
 4/16/2006                  10,772                       12,167
 4/17/2006                  10,756                       12,151
 4/18/2006                  10,896                       12,308
 4/19/2006                  10,934                       12,351
 4/20/2006                  10,971                       12,396
 4/21/2006                  10,917                       12,336
 4/22/2006                  10,917                       12,336
 4/23/2006                  10,917                       12,336
 4/24/2006                  10,896                       12,316
 4/25/2006                  10,826                       12,235
 4/26/2006                  10,830                       12,242
 4/27/2006                  10,789                       12,195
 4/28/2006                  10,781                       12,187
 4/29/2006                  10,781                       12,187
 4/30/2006                  10,781                       12,187
  5/1/2006                  10,727                       12,128
  5/2/2006                  10,752                       12,156
  5/3/2006                  10,710                       12,109
  5/4/2006                  10,727                       12,128
  5/5/2006                  10,830                       12,248
  5/6/2006                  10,830                       12,248
  5/7/2006                  10,830                       12,248
  5/8/2006                  10,834                       12,251
  5/9/2006                  10,801                       12,216
 5/10/2006                  10,793                       12,207
 5/11/2006                  10,640                       12,035
 5/12/2006                  10,508                       11,888
 5/13/2006                  10,508                       11,888
 5/14/2006                  10,508                       11,888
 5/15/2006                  10,529                       11,911
 5/16/2006                  10,504                       11,884
 5/17/2006                  10,364                       11,723
 5/18/2006                  10,302                       11,657
 5/19/2006                  10,343                       11,700
 5/20/2006                  10,343                       11,700
 5/21/2006                  10,343                       11,700
 5/22/2006                  10,285                       11,640
 5/23/2006                  10,227                       11,573
 5/24/2006                  10,248                       11,595
 5/25/2006                  10,355                       11,720
 5/26/2006                  10,397                       11,769
 5/27/2006                  10,397                       11,769
 5/28/2006                  10,397                       11,769
 5/29/2006                  10,397                       11,769
 5/30/2006                  10,244                       11,594
 5/31/2006                  10,326                       11,692
  6/1/2006                  10,450                       11,833
  6/2/2006                  10,425                       11,807
  6/3/2006                  10,425                       11,807
  6/4/2006                  10,425                       11,807
  6/5/2006                  10,235                       11,588
  6/6/2006                  10,202                       11,552
  6/7/2006                  10,178                       11,526
  6/8/2006                  10,186                       11,535
  6/9/2006                  10,149                       11,494
 6/10/2006                  10,149                       11,494
 6/11/2006                  10,149                       11,494
 6/12/2006                  10,000                       11,326
 6/13/2006                   9,926                       11,241
 6/14/2006                   9,992                       11,317
 6/15/2006                  10,215                       11,574
 6/16/2006                  10,178                       11,531
 6/17/2006                  10,178                       11,531
 6/18/2006                  10,178                       11,531
 6/19/2006                  10,058                       11,396
 6/20/2006                  10,033                       11,365
 6/21/2006                  10,157                       11,507
 6/22/2006                  10,099                       11,442
 6/23/2006                  10,112                       11,461
 6/24/2006                  10,112                       11,461
 6/25/2006                  10,112                       11,461
 6/26/2006                  10,128                       11,477
 6/27/2006                  10,021                       11,355
 6/28/2006                  10,062                       11,406
 6/29/2006                  10,293                       11,670
 6/30/2006                  10,302                       11,680
  7/1/2006                  10,302                       11,680
  7/2/2006                  10,302                       11,680
  7/3/2006                  10,335                       11,720
  7/4/2006                  10,335                       11,720
  7/5/2006                  10,223                       11,595
  7/6/2006                  10,240                       11,611
  7/7/2006                  10,161                       11,523
  7/8/2006                  10,161                       11,523
  7/9/2006                  10,161                       11,523
 7/10/2006                  10,149                       11,512
 7/11/2006                  10,190                       11,558
 7/12/2006                  10,066                       11,418
 7/13/2006                   9,950                       11,287
 7/14/2006                   9,876                       11,202
 7/15/2006                   9,876                       11,202
 7/16/2006                   9,876                       11,202
 7/17/2006                   9,876                       11,205
 7/18/2006                   9,855                       11,181
 7/19/2006                  10,037                       11,388
 7/20/2006                   9,913                       11,248
 7/21/2006                   9,806                       11,129
 7/22/2006                   9,806                       11,129
 7/23/2006                   9,806                       11,129
 7/24/2006                  10,008                       11,358
 7/25/2006                  10,103                       11,468
 7/26/2006                  10,070                       11,428
 7/27/2006                  10,000                       11,350
 7/28/2006                  10,136                       11,505
 7/29/2006                  10,136                       11,505
 7/30/2006                  10,136                       11,505
 7/31/2006                  10,132                       11,504
  8/1/2006                  10,083                       11,448
  8/2/2006                  10,165                       11,542
  8/3/2006                  10,207                       11,596
  8/4/2006                  10,198                       11,584
  8/5/2006                  10,198                       11,584
  8/6/2006                  10,198                       11,584
  8/7/2006                  10,161                       11,542
  8/8/2006                  10,136                       11,518
  8/9/2006                  10,058                       11,427
 8/10/2006                  10,116                       11,494
 8/11/2006                  10,054                       11,427
 8/12/2006                  10,054                       11,427
 8/13/2006                  10,054                       11,427
 8/14/2006                  10,041                       11,415
 8/15/2006                  10,215                       11,609
 8/16/2006                  10,335                       11,750
 8/17/2006                  10,380                       11,799
 8/18/2006                  10,397                       11,819
 8/19/2006                  10,397                       11,819
 8/20/2006                  10,397                       11,819
 8/21/2006                  10,322                       11,734
 8/22/2006                  10,339                       11,755
 8/23/2006                  10,273                       11,683
 8/24/2006                  10,293                       11,705
 8/25/2006                  10,281                       11,695
 8/26/2006                  10,281                       11,695
 8/27/2006                  10,281                       11,695
 8/28/2006                  10,355                       11,777
 8/29/2006                  10,405                       11,836
 8/30/2006                  10,434                       11,869
 8/31/2006                  10,434                       11,872
  9/1/2006                  10,487                       11,935
  9/2/2006                  10,487                       11,935
  9/3/2006                  10,487                       11,935
  9/4/2006                  10,487                       11,935
  9/5/2006                  10,516                       11,971
  9/6/2006                  10,388                       11,822
  9/7/2006                  10,339                       11,766
  9/8/2006                  10,397                       11,836
  9/9/2006                  10,397                       11,836
 9/10/2006                  10,397                       11,836
 9/11/2006                  10,430                       11,874
 9/12/2006                  10,607                       12,079
 9/13/2006                  10,649                       12,128
 9/14/2006                  10,624                       12,100
 9/15/2006                  10,694                       12,180
 9/16/2006                  10,694                       12,180
 9/17/2006                  10,694                       12,180
 9/18/2006                  10,682                       12,168
 9/19/2006                  10,640                       12,121
 9/20/2006                  10,702                       12,192
 9/21/2006                  10,632                       12,110
 9/22/2006                  10,574                       12,046
 9/23/2006                  10,574                       12,046
 9/24/2006                  10,574                       12,046
 9/25/2006                  10,682                       12,169
 9/26/2006                  10,735                       12,233
 9/27/2006                  10,727                       12,222
 9/28/2006                  10,739                       12,236
 9/29/2006                  10,702                       12,199
 9/30/2006                  10,702                       12,199
 10/1/2006                  10,702                       12,199
 10/2/2006                  10,644                       12,132
 10/3/2006                  10,628                       12,116
 10/4/2006                  10,830                       12,345
 10/5/2006                  10,884                       12,410
 10/6/2006                  10,839                       12,359
 10/7/2006                  10,839                       12,359
 10/8/2006                  10,839                       12,359
 10/9/2006                  10,880                       12,406
10/10/2006                  10,888                       12,415
10/11/2006                  10,839                       12,358
10/12/2006                  10,954                       12,493
10/13/2006                  10,938                       12,479
10/14/2006                  10,938                       12,479
10/15/2006                  10,938                       12,479
10/16/2006                  10,983                       12,530
10/17/2006                  10,921                       12,459
10/18/2006                  10,917                       12,456
10/19/2006                  10,917                       12,455
10/20/2006                  10,900                       12,440
10/21/2006                  10,900                       12,440
10/22/2006                  10,900                       12,440
10/23/2006                  10,967                       12,514
10/24/2006                  11,012                       12,567
10/25/2006                  11,029                       12,588
10/26/2006                  11,103                       12,673
10/27/2006                  10,991                       12,545
10/28/2006                  10,991                       12,545
10/29/2006                  10,991                       12,545
10/30/2006                  11,012                       12,570
10/31/2006                  11,024                       12,586
 11/1/2006                  10,896                       12,438
 11/2/2006                  10,896                       12,439
 11/3/2006                  10,859                       12,401
 11/4/2006                  10,859                       12,401
 11/5/2006                  10,859                       12,401
 11/6/2006                  11,004                       12,568
 11/7/2006                  11,016                       12,583
 11/8/2006                  11,024                       12,589
 11/9/2006                  10,958                       12,516
11/10/2006                  10,995                       12,562
11/11/2006                  10,995                       12,562
11/12/2006                  10,995                       12,562
11/13/2006                  11,037                       12,609
11/14/2006                  11,148                       12,735
11/15/2006                  11,227                       12,827
11/16/2006                  11,252                       12,857
11/17/2006                  11,243                       12,848
11/18/2006                  11,243                       12,848
11/19/2006                  11,243                       12,848
11/20/2006                  11,198                       12,798
11/21/2006                  11,239                       12,845
11/22/2006                  11,301                       12,916
11/23/2006                  11,301                       12,916
11/24/2006                  11,252                       12,864
11/25/2006                  11,252                       12,864
11/26/2006                  11,252                       12,864
11/27/2006                  11,062                       12,646
11/28/2006                  11,099                       12,687
11/29/2006                  11,198                       12,804
11/30/2006                  11,235                       12,845
 12/1/2006                  11,186                       12,790
 12/2/2006                  11,186                       12,790
 12/3/2006                  11,186                       12,790
 12/4/2006                  11,305                       12,930
 12/5/2006                  11,359                       12,993
 12/6/2006                  11,359                       12,992
 12/7/2006                  11,293                       12,915
 12/8/2006                  11,294                       12,919
 12/9/2006                  11,294                       12,919
12/10/2006                  11,294                       12,919
12/11/2006                  11,306                       12,935
12/12/2006                  11,269                       12,889
12/13/2006                  11,277                       12,902
12/14/2006                  11,365                       13,004
12/15/2006                  11,352                       12,989
12/16/2006                  11,352                       12,989
12/17/2006                  11,352                       12,989
12/18/2006                  11,269                       12,899
12/19/2006                  11,306                       12,940
12/20/2006                  11,281                       12,914
12/21/2006                  11,243                       12,867
12/22/2006                  11,189                       12,811
12/23/2006                  11,189                       12,811
12/24/2006                  11,189                       12,811
12/25/2006                  11,189                       12,811
12/26/2006                  11,210                       12,832
12/27/2006                  11,269                       12,900
12/28/2006                  11,243                       12,875
12/29/2006                  11,185                       12,808
12/30/2006                  11,185                       12,808
12/31/2006                  11,185                       12,808

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/06
--------------------------------------------------------------------------------
                                                                         SINCE
                                                  ONE                  INCEPTION
                                                 YEAR                 (05/03/04)
--------------------------------------------------------------------------------
LARGE-CAP GROWTH FUND                            5.40%                   4.29%
S&P 500/CITIGROUP PURE GROWTH INDEX              7.43%                   9.74%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500/CITIGROUP PURE GROWTH INDEX IS AND UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                                           S&P 500/CITIGROUP
                          LARGE-CAP GROWTH FUND            PURE GROWTH INDEX
OTHER                              4.9%                           4.9%
HEALTH CARE                       24.1%                          24.3%
CONSUMER DISCRETIONARY            19.9%                          19.9%
INFORMATION TECHNOLOGY            18.7%                          18.7%
CONSUMER STAPLES                   9.8%                           9.8%
ENERGY                             8.7%                           8.8%
FINANCIALS                         8.4%                           8.5%
INDUSTRIALS                        5.1%                           5.1%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Caremark Rx, Inc.                                                           1.3%
Amazon.com, Inc.                                                            1.3%
Hospira, Inc.                                                               1.3%
Google, Inc. -- Class A                                                     1.2%
Coach, Inc.                                                                 1.2%
XTO Energy, Inc.                                                            1.2%
Forest Laboratories, Inc.                                                   1.2%
Express Scripts, Inc.                                                       1.1%
Coventry Health Care, Inc.                                                  1.1%
Zimmer Holdings, Inc.                                                       1.1%
--------------------------------------------------------------------------------
Top Ten Total                                                              12.0%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


30 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

DYNAMIC STRENGTHENING DOLLAR FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the U.S. Dollar Index.

INCEPTION: September 30, 2005

The U.S. dollar weakened against most major currencies in 2006. Rising short-term interest rates no longer provided support for the dollar as the Federal Reserve last raised the Fed Funds rate at their June meeting. The U.S. Dollar Index was down -8.25% during 2006. Rydex Dynamic Strengthening Dollar Fund returned -10.63% for the year. The Fund achieved a daily correlation of more than 0.92 to its benchmark of 200% of the daily price performance of the U.S. Dollar Index for the year ended December 31, 2006.

The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

                          CUMULATIVE FUND PERFORMANCE:
                     SEPTEMBER 30, 2005 - DECEMBER 31, 2006

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                  DYNAMIC STRENGTHENING
   DATE                DOLLAR FUND              U.S. DOLLAR INDEX
 9/30/2005                10,000                      10,000
 10/1/2005                10,000                      10,000
 10/2/2005                10,000                      10,000
 10/3/2005                10,000                      10,068
 10/4/2005                 9,980                      10,065
 10/5/2005                 9,964                      10,051
 10/6/2005                 9,672                       9,904
 10/7/2005                 9,772                       9,961
 10/8/2005                 9,772                       9,961
 10/9/2005                 9,772                       9,961
10/10/2005                 9,836                       9,993
10/11/2005                 9,944                      10,050
10/12/2005                 9,888                      10,012
10/13/2005                 9,920                      10,032
10/14/2005                 9,828                       9,993
10/15/2005                 9,828                       9,993
10/16/2005                 9,828                       9,993
10/17/2005                 9,956                      10,031
10/18/2005                10,028                      10,086
10/19/2005                 9,964                      10,053
10/20/2005                 9,940                      10,029
10/21/2005                10,060                      10,088
10/22/2005                10,060                      10,088
10/23/2005                10,060                      10,088
10/24/2005                 9,992                      10,066
10/25/2005                 9,820                       9,969
10/26/2005                 9,900                       9,997
10/27/2005                 9,784                       9,953
10/28/2005                 9,888                      10,008
10/29/2005                 9,888                      10,008
10/30/2005                 9,888                      10,008
10/31/2005                10,000                      10,061
 11/1/2005                 9,992                      10,063
 11/2/2005                 9,940                      10,022
 11/3/2005                10,088                      10,103
 11/4/2005                10,292                      10,194
 11/5/2005                10,292                      10,194
 11/6/2005                10,292                      10,194
 11/7/2005                10,308                      10,198
 11/8/2005                10,304                      10,207
 11/9/2005                10,356                      10,221
11/10/2005                10,472                      10,286
11/11/2005                10,412                      10,275
11/12/2005                10,412                      10,275
11/13/2005                10,412                      10,275
11/14/2005                10,464                      10,292
11/15/2005                10,440                      10,287
11/16/2005                10,556                      10,314
11/17/2005                10,444                      10,264
11/18/2005                10,440                      10,269
11/19/2005                10,440                      10,269
11/20/2005                10,440                      10,269
11/21/2005                10,480                      10,280
11/22/2005                10,336                      10,221
11/23/2005                10,316                      10,207
11/24/2005                10,316                      10,232
11/25/2005                10,480                      10,282
11/26/2005                10,480                      10,282
11/27/2005                10,480                      10,282
11/28/2005                10,268                      10,163
11/29/2005                10,380                      10,235
11/30/2005                10,360                      10,229
 12/1/2005                10,436                      10,257
 12/2/2005                10,440                      10,269
 12/3/2005                10,440                      10,269
 12/4/2005                10,440                      10,269
 12/5/2005                10,340                      10,219
 12/6/2005                10,352                      10,214
 12/7/2005                10,452                      10,265
 12/8/2005                10,288                      10,194
 12/9/2005                10,300                      10,193
12/10/2005                10,300                      10,193
12/11/2005                10,300                      10,193
12/12/2005                10,092                      10,089
12/13/2005                10,120                      10,096
12/14/2005                 9,992                      10,035
12/15/2005                10,020                      10,056
12/16/2005                 9,964                      10,021
12/17/2005                 9,964                      10,021
12/18/2005                 9,964                      10,021
12/19/2005                10,000                      10,039
12/20/2005                10,224                      10,141
12/21/2005                10,268                      10,159
12/22/2005                10,219                      10,134
12/23/2005                10,195                      10,141
12/24/2005                10,195                      10,141
12/25/2005                10,195                      10,141
12/26/2005                10,195                      10,141
12/27/2005                10,291                      10,187
12/28/2005                10,324                      10,189
12/29/2005                10,299                      10,177
12/30/2005                10,316                      10,184
12/31/2005                10,316                      10,184
  1/1/2006                10,316                      10,184
  1/2/2006                10,316                      10,184
  1/3/2006                10,006                      10,036
  1/4/2006                 9,844                       9,958
  1/5/2006                 9,905                       9,979
  1/6/2006                 9,796                       9,932
  1/7/2006                 9,796                       9,932
  1/8/2006                 9,796                       9,932
  1/9/2006                 9,881                       9,970
 1/10/2006                 9,893                       9,979
 1/11/2006                 9,824                       9,941
 1/12/2006                 9,961                       9,991
 1/13/2006                 9,812                       9,930
 1/14/2006                 9,812                       9,930
 1/15/2006                 9,812                       9,930
 1/16/2006                 9,812                       9,955
 1/17/2006                 9,881                       9,975
 1/18/2006                 9,917                       9,970
 1/19/2006                 9,933                       9,985
 1/20/2006                 9,849                       9,939
 1/21/2006                 9,849                       9,939
 1/22/2006                 9,849                       9,939
 1/23/2006                 9,599                       9,825
 1/24/2006                 9,643                       9,837
 1/25/2006                 9,720                       9,867
 1/26/2006                 9,756                       9,899
 1/27/2006                 9,933                       9,978
 1/28/2006                 9,933                       9,978
 1/29/2006                 9,933                       9,978
 1/30/2006                 9,961                       9,989
 1/31/2006                 9,836                       9,937
  2/1/2006                 9,981                       9,999
  2/2/2006                 9,949                       9,988
  2/3/2006                10,078                      10,041
  2/4/2006                10,078                      10,041
  2/5/2006                10,078                      10,041
  2/6/2006                10,175                      10,086
  2/7/2006                10,146                      10,080
  2/8/2006                10,175                      10,102
  2/9/2006                10,130                      10,086
 2/10/2006                10,235                      10,115
 2/11/2006                10,235                      10,115
 2/12/2006                10,235                      10,115
 2/13/2006                10,219                      10,114
 2/14/2006                10,199                      10,114
 2/15/2006                10,275                      10,134
 2/16/2006                10,287                      10,135
 2/17/2006                10,207                      10,125
 2/18/2006                10,207                      10,125
 2/19/2006                10,207                      10,125
 2/20/2006                10,207                      10,101
 2/21/2006                10,251                      10,115
 2/22/2006                10,255                      10,128
 2/23/2006                10,195                      10,097
 2/24/2006                10,267                      10,122
 2/25/2006                10,267                      10,122
 2/26/2006                10,267                      10,122
 2/27/2006                10,275                      10,124
 2/28/2006                10,138                      10,066
  3/1/2006                10,171                      10,078
  3/2/2006                10,014                      10,004
  3/3/2006                10,042                      10,016
  3/4/2006                10,042                      10,016
  3/5/2006                10,042                      10,016
  3/6/2006                10,114                      10,041
  3/7/2006                10,316                      10,140
  3/8/2006                10,263                      10,123
  3/9/2006                10,291                      10,137
 3/10/2006                10,368                      10,149
 3/11/2006                10,368                      10,149
 3/12/2006                10,368                      10,149
 3/13/2006                10,255                      10,114
 3/14/2006                10,142                      10,054
 3/15/2006                10,078                      10,020
 3/16/2006                 9,945                       9,950
 3/17/2006                 9,917                       9,933
 3/18/2006                 9,917                       9,933
 3/19/2006                 9,917                       9,933
 3/20/2006                 9,949                       9,956
 3/21/2006                10,114                      10,011
 3/22/2006                10,110                      10,022
 3/23/2006                10,251                      10,105
 3/24/2006                10,171                      10,061
 3/25/2006                10,171                      10,061
 3/26/2006                10,171                      10,061
 3/27/2006                10,195                      10,061
 3/28/2006                10,255                      10,082
 3/29/2006                10,207                      10,077
 3/30/2006                10,010                       9,985
 3/31/2006                10,122                      10,023
  4/1/2006                10,122                      10,023
  4/2/2006                10,122                      10,023
  4/3/2006                10,102                      10,012
  4/4/2006                 9,929                       9,923
  4/5/2006                 9,889                       9,901
  4/6/2006                 9,973                       9,937
  4/7/2006                10,142                      10,019
  4/8/2006                10,142                      10,019
  4/9/2006                10,142                      10,019
 4/10/2006                10,110                      10,015
 4/11/2006                10,042                       9,991
 4/12/2006                10,118                      10,011
 4/13/2006                10,114                      10,008
 4/14/2006                10,114                      10,008
 4/15/2006                10,114                      10,008
 4/16/2006                10,114                      10,008
 4/17/2006                 9,897                       9,902
 4/18/2006                 9,828                       9,857
 4/19/2006                 9,708                       9,807
 4/20/2006                 9,840                       9,858
 4/21/2006                 9,768                       9,836
 4/22/2006                 9,768                       9,836
 4/23/2006                 9,768                       9,836
 4/24/2006                 9,659                       9,769
 4/25/2006                 9,647                       9,754
 4/26/2006                 9,603                       9,743
 4/27/2006                 9,478                       9,677
 4/28/2006                 9,345                       9,619
 4/29/2006                 9,345                       9,619
 4/30/2006                 9,345                       9,619
  5/1/2006                 9,353                       9,603
  5/2/2006                 9,305                       9,583
  5/3/2006                 9,313                       9,589
  5/4/2006                 9,212                       9,535
  5/5/2006                 9,176                       9,511
  5/6/2006                 9,176                       9,511
  5/7/2006                 9,176                       9,511
  5/8/2006                 9,176                       9,521
  5/9/2006                 9,104                       9,476
 5/10/2006                 9,023                       9,439
 5/11/2006                 9,011                       9,414
 5/12/2006                 8,910                       9,373
 5/13/2006                 8,910                       9,373
 5/14/2006                 8,910                       9,373
 5/15/2006                 9,104                       9,444
 5/16/2006                 8,995                       9,402
 5/17/2006                 9,148                       9,478
 5/18/2006                 9,059                       9,440
 5/19/2006                 9,172                       9,482
 5/20/2006                 9,172                       9,482
 5/21/2006                 9,172                       9,482
 5/22/2006                 9,047                       9,422
 5/23/2006                 9,031                       9,422
 5/24/2006                 9,196                       9,490
 5/25/2006                 9,136                       9,463
 5/26/2006                 9,236                       9,513
 5/27/2006                 9,236                       9,513
 5/28/2006                 9,236                       9,513
 5/29/2006                 9,236                       9,501
 5/30/2006                 9,035                       9,415
 5/31/2006                 9,120                       9,464
  6/1/2006                 9,144                       9,472
  6/2/2006                 8,975                       9,388
  6/3/2006                 8,975                       9,388
  6/4/2006                 8,975                       9,388
  6/5/2006                 9,023                       9,399
  6/6/2006                 9,164                       9,465
  6/7/2006                 9,220                       9,494
  6/8/2006                 9,398                       9,589
  6/9/2006                 9,385                       9,576
 6/10/2006                 9,385                       9,576
 6/11/2006                 9,385                       9,576
 6/12/2006                 9,426                       9,590
 6/13/2006                 9,530                       9,660
 6/14/2006                 9,458                       9,622
 6/15/2006                 9,394                       9,609
 6/16/2006                 9,402                       9,600
 6/17/2006                 9,402                       9,600
 6/18/2006                 9,402                       9,600
 6/19/2006                 9,506                       9,643
 6/20/2006                 9,470                       9,627
 6/21/2006                 9,353                       9,582
 6/22/2006                 9,542                       9,650
 6/23/2006                 9,643                       9,705
 6/24/2006                 9,643                       9,705
 6/25/2006                 9,643                       9,705
 6/26/2006                 9,559                       9,662
 6/27/2006                 9,547                       9,659
 6/28/2006                 9,583                       9,677
 6/29/2006                 9,422                       9,598
 6/30/2006                 9,249                       9,513
  7/1/2006                 9,249                       9,513
  7/2/2006                 9,249                       9,513
  7/3/2006                 9,253                       9,516
  7/4/2006                 9,253                       9,512
  7/5/2006                 9,373                       9,562
  7/6/2006                 9,357                       9,534
  7/7/2006                 9,241                       9,496
  7/8/2006                 9,241                       9,496
  7/9/2006                 9,241                       9,496
 7/10/2006                 9,369                       9,551
 7/11/2006                 9,357                       9,535
 7/12/2006                 9,482                       9,597
 7/13/2006                 9,474                       9,589
 7/14/2006                 9,547                       9,618
 7/15/2006                 9,547                       9,618
 7/16/2006                 9,547                       9,618
 7/17/2006                 9,736                       9,721
 7/18/2006                 9,708                       9,720
 7/19/2006                 9,587                       9,665
 7/20/2006                 9,559                       9,631
 7/21/2006                 9,486                       9,599
 7/22/2006                 9,486                       9,599
 7/23/2006                 9,486                       9,599
 7/24/2006                 9,595                       9,645
 7/25/2006                 9,671                       9,678
 7/26/2006                 9,458                       9,591
 7/27/2006                 9,498                       9,589
 7/28/2006                 9,373                       9,538
 7/29/2006                 9,373                       9,538
 7/30/2006                 9,373                       9,538
 7/31/2006                 9,345                       9,529
  8/1/2006                 9,321                       9,496
  8/2/2006                 9,337                       9,515
  8/3/2006                 9,305                       9,500
  8/4/2006                 9,200                       9,448
  8/5/2006                 9,200                       9,448
  8/6/2006                 9,200                       9,448
  8/7/2006                 9,253                       9,466
  8/8/2006                 9,232                       9,476
  8/9/2006                 9,232                       9,463
 8/10/2006                 9,353                       9,508
 8/11/2006                 9,438                       9,550
 8/12/2006                 9,438                       9,550
 8/13/2006                 9,438                       9,550
 8/14/2006                 9,466                       9,570
 8/15/2006                 9,317                       9,520
 8/16/2006                 9,257                       9,482
 8/17/2006                 9,325                       9,500
 8/18/2006                 9,301                       9,505
 8/19/2006                 9,301                       9,505
 8/20/2006                 9,301                       9,505
 8/21/2006                 9,253                       9,454
 8/22/2006                 9,357                       9,514
 8/23/2006                 9,345                       9,510
 8/24/2006                 9,381                       9,526
 8/25/2006                 9,402                       9,538
 8/26/2006                 9,402                       9,538
 8/27/2006                 9,402                       9,538
 8/28/2006                 9,345                       9,524
 8/29/2006                 9,329                       9,491
 8/30/2006                 9,345                       9,492
 8/31/2006                 9,373                       9,501
  9/1/2006                 9,305                       9,486
  9/2/2006                 9,305                       9,486
  9/3/2006                 9,305                       9,486
  9/4/2006                 9,305                       9,459
  9/5/2006                 9,361                       9,495
  9/6/2006                 9,381                       9,506
  9/7/2006                 9,486                       9,554
  9/8/2006                 9,559                       9,601
  9/9/2006                 9,559                       9,601
 9/10/2006                 9,559                       9,601
 9/11/2006                 9,567                       9,598
 9/12/2006                 9,551                       9,598
 9/13/2006                 9,559                       9,591
 9/14/2006                 9,522                       9,569
 9/15/2006                 9,583                       9,605
 9/16/2006                 9,583                       9,605
 9/17/2006                 9,583                       9,605
 9/18/2006                 9,555                       9,586
 9/19/2006                 9,587                       9,600
 9/20/2006                 9,542                       9,586
 9/21/2006                 9,385                       9,517
 9/22/2006                 9,426                       9,513
 9/23/2006                 9,426                       9,513
 9/24/2006                 9,426                       9,513
 9/25/2006                 9,462                       9,538
 9/26/2006                 9,547                       9,565
 9/27/2006                 9,522                       9,572
 9/28/2006                 9,526                       9,581
 9/29/2006                 9,619                       9,610
 9/30/2006                 9,619                       9,610
 10/1/2006                 9,619                       9,610
 10/2/2006                 9,494                       9,562
 10/3/2006                 9,534                       9,574
 10/4/2006                 9,587                       9,589
 10/5/2006                 9,607                       9,598
 10/6/2006                 9,752                       9,663
 10/7/2006                 9,752                       9,663
 10/8/2006                 9,752                       9,663
 10/9/2006                 9,744                       9,668
10/10/2006                 9,836                       9,721
10/11/2006                 9,885                       9,732
10/12/2006                 9,808                       9,710
10/13/2006                 9,905                       9,732
10/14/2006                 9,905                       9,732
10/15/2006                 9,905                       9,732
10/16/2006                 9,820                       9,719
10/17/2006                 9,796                       9,704
10/18/2006                 9,824                       9,705
10/19/2006                 9,671                       9,634
10/20/2006                 9,724                       9,637
10/21/2006                 9,724                       9,637
10/22/2006                 9,724                       9,637
10/23/2006                 9,824                       9,686
10/24/2006                 9,772                       9,685
10/25/2006                 9,720                       9,649
10/26/2006                 9,603                       9,595
10/27/2006                 9,559                       9,558
10/28/2006                 9,559                       9,558
10/29/2006                 9,559                       9,558
10/30/2006                 9,559                       9,561
10/31/2006                 9,494                       9,531
 11/1/2006                 9,514                       9,542
 11/2/2006                 9,498                       9,533
 11/3/2006                 9,619                       9,574
 11/4/2006                 9,619                       9,574
 11/5/2006                 9,619                       9,574
 11/6/2006                 9,611                       9,579
 11/7/2006                 9,518                       9,543
 11/8/2006                 9,534                       9,541
 11/9/2006                 9,470                       9,515
11/10/2006                 9,446                       9,503
11/11/2006                 9,446                       9,503
11/12/2006                 9,446                       9,503
11/13/2006                 9,555                       9,536
11/14/2006                 9,494                       9,529
11/15/2006                 9,547                       9,532
11/16/2006                 9,587                       9,550
11/17/2006                 9,518                       9,530
11/18/2006                 9,518                       9,530
11/19/2006                 9,518                       9,530
11/20/2006                 9,559                       9,542
11/21/2006                 9,518                       9,522
11/22/2006                 9,373                       9,443
11/23/2006                 9,373                       9,435
11/24/2006                 9,176                       9,345
11/25/2006                 9,176                       9,345
11/26/2006                 9,176                       9,345
11/27/2006                 9,128                       9,328
11/28/2006                 9,059                       9,286
11/29/2006                 9,148                       9,326
11/30/2006                 9,031                       9,266
 12/1/2006                 8,930                       9,214
 12/2/2006                 8,930                       9,214
 12/3/2006                 8,930                       9,214
 12/4/2006                 8,935                       9,208
 12/5/2006                 8,967                       9,217
 12/6/2006                 9,027                       9,243
 12/7/2006                 9,027                       9,245
 12/8/2006                 9,150                       9,304
 12/9/2006                 9,150                       9,304
12/10/2006                 9,150                       9,304
12/11/2006                 9,093                       9,292
12/12/2006                 9,040                       9,265
12/13/2006                 9,162                       9,307
12/14/2006                 9,240                       9,350
12/15/2006                 9,321                       9,388
12/16/2006                 9,321                       9,388
12/17/2006                 9,321                       9,388
12/18/2006                 9,309                       9,383
12/19/2006                 9,158                       9,322
12/20/2006                 9,207                       9,333
12/21/2006                 9,232                       9,338
12/22/2006                 9,281                       9,362
12/23/2006                 9,281                       9,362
12/24/2006                 9,281                       9,362
12/25/2006                 9,281                       9,362
12/26/2006                 9,342                       9,390
12/27/2006                 9,277                       9,380
12/28/2006                 9,277                       9,363
12/29/2006                 9,219                       9,344
12/30/2006                 9,219                       9,344
12/31/2006                 9,219                       9,344

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/06
--------------------------------------------------------------------------------
                                                                        SINCE
                                                               ONE    INCEPTION
                                                              YEAR    (09/30/05)
--------------------------------------------------------------------------------
DYNAMIC STRENGTHENING DOLLAR FUND                            -10.63%    -6.28%
U.S. DOLLAR INDEX                                             -8.25%    -5.27%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE U.S. DOLLAR INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURN. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                  DYNAMIC STRENGTHENING
                                      DOLLAR FUND          U.S. DOLLAR INDEX
OTHER                                                              7.8%
EURO                                                              57.6%
JAPANESE YEN                                                      13.6%
BRITISH POUND                                                     11.9%
CANADIAN DOLLAR                                                    9.1%
CURRENCY INDEX SWAP AGREEMENTS             200.2%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

The Fund invests principally in derivative instruments such as currency index swap agreements, futures contracts, and options on index futures.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 31

--------------------------------------------------------------------------------

DYNAMIC WEAKENING DOLLAR FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse performance of the U.S. Dollar Index.

INCEPTION: September 30, 2005

The U.S. dollar weakened against most major currencies in 2006, highlighted with a 14-year low against the British pound. Rising short-term interest rates no longer provided support for the dollar as the Federal Reserve last raised the Fed Funds rate at their June meeting. The U.S. Dollar Index was down -8.25% during 2006. Rydex Dynamic Weakening Dollar Fund was up 16.72% for the same period. The Fund achieved a daily correlation of more than 0.92 to its benchmark of -200% of the daily price performance of the U.S. Dollar Index for the year ended December 31, 2006.

The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

                          CUMULATIVE FUND PERFORMANCE:
                     SEPTEMBER 30, 2005 - DECEMBER 31, 2006

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                           DYNAMIC WEAKENING
   DATE                       DOLLAR FUND                  U.S. DOLLAR INDEX
 9/30/2005                      10,000                          10,000
 10/1/2005                      10,000                          10,000
 10/2/2005                      10,000                          10,000
 10/3/2005                      10,000                          10,068
 10/4/2005                      10,020                          10,065
 10/5/2005                      10,040                          10,051
 10/6/2005                      10,328                           9,904
 10/7/2005                      10,228                           9,961
 10/8/2005                      10,228                           9,961
 10/9/2005                      10,228                           9,961
10/10/2005                      10,160                           9,993
10/11/2005                      10,048                          10,050
10/12/2005                      10,104                          10,012
10/13/2005                      10,072                          10,032
10/14/2005                      10,168                           9,993
10/15/2005                      10,168                           9,993
10/16/2005                      10,168                           9,993
10/17/2005                      10,044                          10,031
10/18/2005                       9,972                          10,086
10/19/2005                      10,040                          10,053
10/20/2005                      10,064                          10,029
10/21/2005                       9,944                          10,088
10/22/2005                       9,944                          10,088
10/23/2005                       9,944                          10,088
10/24/2005                      10,012                          10,066
10/25/2005                      10,188                           9,969
10/26/2005                      10,104                           9,997
10/27/2005                      10,224                           9,953
10/28/2005                      10,124                          10,008
10/29/2005                      10,124                          10,008
10/30/2005                      10,124                          10,008
10/31/2005                      10,008                          10,061
 11/1/2005                      10,020                          10,063
 11/2/2005                      10,072                          10,022
 11/3/2005                       9,920                          10,103
 11/4/2005                       9,728                          10,194
 11/5/2005                       9,728                          10,194
 11/6/2005                       9,728                          10,194
 11/7/2005                       9,716                          10,198
 11/8/2005                       9,720                          10,207
 11/9/2005                       9,672                          10,221
11/10/2005                       9,564                          10,286
11/11/2005                       9,620                          10,275
11/12/2005                       9,620                          10,275
11/13/2005                       9,620                          10,275
11/14/2005                       9,572                          10,292
11/15/2005                       9,600                          10,287
11/16/2005                       9,504                          10,314
11/17/2005                       9,604                          10,264
11/18/2005                       9,612                          10,269
11/19/2005                       9,612                          10,269
11/20/2005                       9,612                          10,269
11/21/2005                       9,576                          10,280
11/22/2005                       9,708                          10,221
11/23/2005                       9,732                          10,207
11/24/2005                       9,732                          10,232
11/25/2005                       9,580                          10,282
11/26/2005                       9,580                          10,282
11/27/2005                       9,580                          10,282
11/28/2005                       9,776                          10,163
11/29/2005                       9,664                          10,235
11/30/2005                       9,688                          10,229
 12/1/2005                       9,616                          10,257
 12/2/2005                       9,616                          10,269
 12/3/2005                       9,616                          10,269
 12/4/2005                       9,616                          10,269
 12/5/2005                       9,708                          10,219
 12/6/2005                       9,700                          10,214
 12/7/2005                       9,608                          10,265
 12/8/2005                       9,760                          10,194
 12/9/2005                       9,756                          10,193
12/10/2005                       9,756                          10,193
12/11/2005                       9,756                          10,193
12/12/2005                       9,952                          10,089
12/13/2005                       9,924                          10,096
12/14/2005                      10,052                          10,035
12/15/2005                      10,020                          10,056
12/16/2005                      10,084                          10,021
12/17/2005                      10,084                          10,021
12/18/2005                      10,084                          10,021
12/19/2005                      10,048                          10,039
12/20/2005                       9,824                          10,141
12/21/2005                       9,784                          10,159
12/22/2005                       9,827                          10,134
12/23/2005                       9,855                          10,141
12/24/2005                       9,855                          10,141
12/25/2005                       9,855                          10,141
12/26/2005                       9,855                          10,141
12/27/2005                       9,767                          10,187
12/28/2005                       9,731                          10,189
12/29/2005                       9,755                          10,177
12/30/2005                       9,747                          10,184
12/31/2005                       9,747                          10,184
  1/1/2006                       9,747                          10,184
  1/2/2006                       9,747                          10,184
  1/3/2006                      10,040                          10,036
  1/4/2006                      10,204                           9,958
  1/5/2006                      10,144                           9,979
  1/6/2006                      10,260                           9,932
  1/7/2006                      10,260                           9,932
  1/8/2006                      10,260                           9,932
  1/9/2006                      10,176                           9,970
 1/10/2006                      10,160                           9,979
 1/11/2006                      10,232                           9,941
 1/12/2006                      10,096                           9,991
 1/13/2006                      10,248                           9,930
 1/14/2006                      10,248                           9,930
 1/15/2006                      10,248                           9,930
 1/16/2006                      10,248                           9,955
 1/17/2006                      10,176                           9,975
 1/18/2006                      10,140                           9,970
 1/19/2006                      10,124                           9,985
 1/20/2006                      10,216                           9,939
 1/21/2006                      10,216                           9,939
 1/22/2006                      10,216                           9,939
 1/23/2006                      10,477                           9,825
 1/24/2006                      10,429                           9,837
 1/25/2006                      10,349                           9,867
 1/26/2006                      10,309                           9,899
 1/27/2006                      10,128                           9,978
 1/28/2006                      10,128                           9,978
 1/29/2006                      10,128                           9,978
 1/30/2006                      10,104                           9,989
 1/31/2006                      10,228                           9,937
  2/1/2006                      10,080                           9,999
  2/2/2006                      10,116                           9,988
  2/3/2006                       9,984                          10,041
  2/4/2006                       9,984                          10,041
  2/5/2006                       9,984                          10,041
  2/6/2006                       9,888                          10,086
  2/7/2006                       9,920                          10,080
  2/8/2006                       9,892                          10,102
  2/9/2006                       9,936                          10,086
 2/10/2006                       9,839                          10,115
 2/11/2006                       9,839                          10,115
 2/12/2006                       9,839                          10,115
 2/13/2006                       9,859                          10,114
 2/14/2006                       9,876                          10,114
 2/15/2006                       9,807                          10,134
 2/16/2006                       9,795                          10,135
 2/17/2006                       9,880                          10,125
 2/18/2006                       9,880                          10,125
 2/19/2006                       9,880                          10,125
 2/20/2006                       9,880                          10,101
 2/21/2006                       9,835                          10,115
 2/22/2006                       9,831                          10,128
 2/23/2006                       9,896                          10,097
 2/24/2006                       9,827                          10,122
 2/25/2006                       9,827                          10,122
 2/26/2006                       9,827                          10,122
 2/27/2006                       9,823                          10,124
 2/28/2006                       9,956                          10,066
  3/1/2006                       9,928                          10,078
  3/2/2006                      10,084                          10,004
  3/3/2006                      10,060                          10,016
  3/4/2006                      10,060                          10,016
  3/5/2006                      10,060                          10,016
  3/6/2006                       9,992                          10,041
  3/7/2006                       9,787                          10,140
  3/8/2006                       9,839                          10,123
  3/9/2006                       9,815                          10,137
 3/10/2006                       9,747                          10,149
 3/11/2006                       9,747                          10,149
 3/12/2006                       9,747                          10,149
 3/13/2006                       9,855                          10,114
 3/14/2006                       9,960                          10,054
 3/15/2006                      10,032                          10,020
 3/16/2006                      10,164                           9,950
 3/17/2006                      10,196                           9,933
 3/18/2006                      10,196                           9,933
 3/19/2006                      10,196                           9,933
 3/20/2006                      10,164                           9,956
 3/21/2006                       9,996                          10,011
 3/22/2006                      10,004                          10,022
 3/23/2006                       9,863                          10,105
 3/24/2006                       9,948                          10,061
 3/25/2006                       9,948                          10,061
 3/26/2006                       9,948                          10,061
 3/27/2006                       9,916                          10,061
 3/28/2006                       9,872                          10,082
 3/29/2006                       9,916                          10,077
 3/30/2006                      10,112                           9,985
 3/31/2006                      10,004                          10,023
  4/1/2006                      10,004                          10,023
  4/2/2006                      10,004                          10,023
  4/3/2006                      10,028                          10,012
  4/4/2006                      10,196                           9,923
  4/5/2006                      10,244                           9,901
  4/6/2006                      10,156                           9,937
  4/7/2006                       9,988                          10,019
  4/8/2006                       9,988                          10,019
  4/9/2006                       9,988                          10,019
 4/10/2006                      10,024                          10,015
 4/11/2006                      10,092                           9,991
 4/12/2006                      10,012                          10,011
 4/13/2006                      10,028                          10,008
 4/14/2006                      10,028                          10,008
 4/15/2006                      10,028                          10,008
 4/16/2006                      10,028                          10,008
 4/17/2006                      10,244                           9,902
 4/18/2006                      10,317                           9,857
 4/19/2006                      10,445                           9,807
 4/20/2006                      10,305                           9,858
 4/21/2006                      10,385                           9,836
 4/22/2006                      10,385                           9,836
 4/23/2006                      10,385                           9,836
 4/24/2006                      10,505                           9,769
 4/25/2006                      10,517                           9,754
 4/26/2006                      10,565                           9,743
 4/27/2006                      10,705                           9,677
 4/28/2006                      10,862                           9,619
 4/29/2006                      10,862                           9,619
 4/30/2006                      10,862                           9,619
  5/1/2006                      10,854                           9,603
  5/2/2006                      10,914                           9,583
  5/3/2006                      10,906                           9,589
  5/4/2006                      11,026                           9,535
  5/5/2006                      11,078                           9,511
  5/6/2006                      11,078                           9,511
  5/7/2006                      11,078                           9,511
  5/8/2006                      11,078                           9,521
  5/9/2006                      11,167                           9,476
 5/10/2006                      11,275                           9,439
 5/11/2006                      11,295                           9,414
 5/12/2006                      11,427                           9,373
 5/13/2006                      11,427                           9,373
 5/14/2006                      11,427                           9,373
 5/15/2006                      11,175                           9,444
 5/16/2006                      11,315                           9,402
 5/17/2006                      11,127                           9,478
 5/18/2006                      11,231                           9,440
 5/19/2006                      11,098                           9,482
 5/20/2006                      11,098                           9,482
 5/21/2006                      11,098                           9,482
 5/22/2006                      11,251                           9,422
 5/23/2006                      11,271                           9,422
 5/24/2006                      11,070                           9,490
 5/25/2006                      11,147                           9,463
 5/26/2006                      11,030                           9,513
 5/27/2006                      11,030                           9,513
 5/28/2006                      11,030                           9,513
 5/29/2006                      11,030                           9,501
 5/30/2006                      11,275                           9,415
 5/31/2006                      11,167                           9,464
  6/1/2006                      11,139                           9,472
  6/2/2006                      11,355                           9,388
  6/3/2006                      11,355                           9,388
  6/4/2006                      11,355                           9,388
  6/5/2006                      11,295                           9,399
  6/6/2006                      11,118                           9,465
  6/7/2006                      11,054                           9,494
  6/8/2006                      10,846                           9,589
  6/9/2006                      10,866                           9,576
 6/10/2006                      10,866                           9,576
 6/11/2006                      10,866                           9,576
 6/12/2006                      10,822                           9,590
 6/13/2006                      10,705                           9,660
 6/14/2006                      10,786                           9,622
 6/15/2006                      10,862                           9,609
 6/16/2006                      10,858                           9,600
 6/17/2006                      10,858                           9,600
 6/18/2006                      10,858                           9,600
 6/19/2006                      10,738                           9,643
 6/20/2006                      10,782                           9,627
 6/21/2006                      10,914                           9,582
 6/22/2006                      10,697                           9,650
 6/23/2006                      10,593                           9,705
 6/24/2006                      10,593                           9,705
 6/25/2006                      10,593                           9,705
 6/26/2006                      10,689                           9,662
 6/27/2006                      10,705                           9,659
 6/28/2006                      10,665                           9,677
 6/29/2006                      10,846                           9,598
 6/30/2006                      11,050                           9,513
  7/1/2006                      11,050                           9,513
  7/2/2006                      11,050                           9,513
  7/3/2006                      11,050                           9,516
  7/4/2006                      11,050                           9,512
  7/5/2006                      10,938                           9,562
  7/6/2006                      10,962                           9,534
  7/7/2006                      11,102                           9,496
  7/8/2006                      11,102                           9,496
  7/9/2006                      11,102                           9,496
 7/10/2006                      10,950                           9,551
 7/11/2006                      10,966                           9,535
 7/12/2006                      10,826                           9,597
 7/13/2006                      10,834                           9,589
 7/14/2006                      10,762                           9,618
 7/15/2006                      10,762                           9,618
 7/16/2006                      10,762                           9,618
 7/17/2006                      10,549                           9,721
 7/18/2006                      10,581                           9,720
 7/19/2006                      10,718                           9,665
 7/20/2006                      10,746                           9,631
 7/21/2006                      10,834                           9,599
 7/22/2006                      10,834                           9,599
 7/23/2006                      10,834                           9,599
 7/24/2006                      10,710                           9,645
 7/25/2006                      10,625                           9,678
 7/26/2006                      10,858                           9,591
 7/27/2006                      10,814                           9,589
 7/28/2006                      10,966                           9,538
 7/29/2006                      10,966                           9,538
 7/30/2006                      10,966                           9,538
 7/31/2006                      11,002                           9,529
  8/1/2006                      11,030                           9,496
  8/2/2006                      11,010                           9,515
  8/3/2006                      11,050                           9,500
  8/4/2006                      11,183                           9,448
  8/5/2006                      11,183                           9,448
  8/6/2006                      11,183                           9,448
  8/7/2006                      11,118                           9,466
  8/8/2006                      11,147                           9,476
  8/9/2006                      11,147                           9,463
 8/10/2006                      10,998                           9,508
 8/11/2006                      10,906                           9,550
 8/12/2006                      10,906                           9,550
 8/13/2006                      10,906                           9,550
 8/14/2006                      10,874                           9,570
 8/15/2006                      11,014                           9,520
 8/16/2006                      11,090                           9,482
 8/17/2006                      11,014                           9,500
 8/18/2006                      11,050                           9,505
 8/19/2006                      11,050                           9,505
 8/20/2006                      11,050                           9,505
 8/21/2006                      11,106                           9,454
 8/22/2006                      10,986                           9,514
 8/23/2006                      10,998                           9,510
 8/24/2006                      10,958                           9,526
 8/25/2006                      10,938                           9,538
 8/26/2006                      10,938                           9,538
 8/27/2006                      10,938                           9,538
 8/28/2006                      11,010                           9,524
 8/29/2006                      11,034                           9,491
 8/30/2006                      11,010                           9,492
 8/31/2006                      10,982                           9,501
  9/1/2006                      11,070                           9,486
  9/2/2006                      11,070                           9,486
  9/3/2006                      11,070                           9,486
  9/4/2006                      11,070                           9,459
  9/5/2006                      11,010                           9,495
  9/6/2006                      10,990                           9,506
  9/7/2006                      10,870                           9,554
  9/8/2006                      10,794                           9,601
  9/9/2006                      10,794                           9,601
 9/10/2006                      10,794                           9,601
 9/11/2006                      10,786                           9,598
 9/12/2006                      10,806                           9,598
 9/13/2006                      10,798                           9,591
 9/14/2006                      10,842                           9,569
 9/15/2006                      10,778                           9,605
 9/16/2006                      10,778                           9,605
 9/17/2006                      10,778                           9,605
 9/18/2006                      10,814                           9,586
 9/19/2006                      10,782                           9,600
 9/20/2006                      10,830                           9,586
 9/21/2006                      11,010                           9,517
 9/22/2006                      10,970                           9,513
 9/23/2006                      10,970                           9,513
 9/24/2006                      10,970                           9,513
 9/25/2006                      10,930                           9,538
 9/26/2006                      10,834                           9,565
 9/27/2006                      10,862                           9,572
 9/28/2006                      10,862                           9,581
 9/29/2006                      10,766                           9,610
 9/30/2006                      10,766                           9,610
 10/1/2006                      10,766                           9,610
 10/2/2006                      10,902                           9,562
 10/3/2006                      10,858                           9,574
 10/4/2006                      10,802                           9,589
 10/5/2006                      10,782                           9,598
 10/6/2006                      10,629                           9,663
 10/7/2006                      10,629                           9,663
 10/8/2006                      10,629                           9,663
 10/9/2006                      10,641                           9,668
10/10/2006                      10,541                           9,721
10/11/2006                      10,489                           9,732
10/12/2006                      10,573                           9,710
10/13/2006                      10,477                           9,732
10/14/2006                      10,477                           9,732
10/15/2006                      10,477                           9,732
10/16/2006                      10,565                           9,719
10/17/2006                      10,597                           9,704
10/18/2006                      10,569                           9,705
10/19/2006                      10,738                           9,634
10/20/2006                      10,681                           9,637
10/21/2006                      10,681                           9,637
10/22/2006                      10,681                           9,637
10/23/2006                      10,573                           9,686
10/24/2006                      10,633                           9,685
10/25/2006                      10,693                           9,649
10/26/2006                      10,822                           9,595
10/27/2006                      10,878                           9,558
10/28/2006                      10,878                           9,558
10/29/2006                      10,878                           9,558
10/30/2006                      10,882                           9,561
10/31/2006                      10,954                           9,531
 11/1/2006                      10,934                           9,542
 11/2/2006                      10,954                           9,533
 11/3/2006                      10,826                           9,574
 11/4/2006                      10,826                           9,574
 11/5/2006                      10,826                           9,574
 11/6/2006                      10,834                           9,579
 11/7/2006                      10,942                           9,543
 11/8/2006                      10,926                           9,541
 11/9/2006                      10,998                           9,515
11/10/2006                      11,034                           9,503
11/11/2006                      11,034                           9,503
11/12/2006                      11,034                           9,503
11/13/2006                      10,910                           9,536
11/14/2006                      10,978                           9,529
11/15/2006                      10,918                           9,532
11/16/2006                      10,874                           9,550
11/17/2006                      10,962                           9,530
11/18/2006                      10,962                           9,530
11/19/2006                      10,962                           9,530
11/20/2006                      10,918                           9,542
11/21/2006                      10,962                           9,522
11/22/2006                      11,131                           9,443
11/23/2006                      11,131                           9,435
11/24/2006                      11,379                           9,345
11/25/2006                      11,379                           9,345
11/26/2006                      11,379                           9,345
11/27/2006                      11,435                           9,328
11/28/2006                      11,523                           9,286
11/29/2006                      11,411                           9,326
11/30/2006                      11,568                           9,266
 12/1/2006                      11,700                           9,214
 12/2/2006                      11,700                           9,214
 12/3/2006                      11,700                           9,214
 12/4/2006                      11,696                           9,208
 12/5/2006                      11,656                           9,217
 12/6/2006                      11,580                           9,243
 12/7/2006                      11,584                           9,245
 12/8/2006                      11,430                           9,304
 12/9/2006                      11,430                           9,304
12/10/2006                      11,430                           9,304
12/11/2006                      11,505                           9,292
12/12/2006                      11,575                           9,265
12/13/2006                      11,422                           9,307
12/14/2006                      11,323                           9,350
12/15/2006                      11,236                           9,388
12/16/2006                      11,236                           9,388
12/17/2006                      11,236                           9,388
12/18/2006                      11,248                           9,383
12/19/2006                      11,430                           9,322
12/20/2006                      11,372                           9,333
12/21/2006                      11,343                           9,338
12/22/2006                      11,294                           9,362
12/23/2006                      11,294                           9,362
12/24/2006                      11,294                           9,362
12/25/2006                      11,294                           9,362
12/26/2006                      11,224                           9,390
12/27/2006                      11,298                           9,380
12/28/2006                      11,302                           9,363
12/29/2006                      11,377                           9,344
12/30/2006                      11,377                           9,344
12/31/2006                      11,377                           9,344

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/06
--------------------------------------------------------------------------------
                                                                        SINCE
                                                             ONE      INCEPTION
                                                             YEAR     (09/30/05)
--------------------------------------------------------------------------------
DYNAMIC WEAKENING DOLLAR FUND                               16.72%      10.85%
U.S. DOLLAR INDEX                                           -8.25%      -5.27%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE U.S. DOLLAR INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURN. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                            DYNAMIC WEAKENING
                                               DOLLAR FUND     U.S. DOLLAR INDEX
OTHER                                                                 7.8%
EURO                                                                 57.6%
JAPANESE YEN                                                         13.6%
BRITISH POUND                                                        11.9%
CANADIAN DOLLAR                                                       9.1%
CURRENCY INDEX SWAP AGREEMENTS SHORT SALES      -199.8%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

The Fund invests principally in derivative instruments such as currency index swap agreements, futures contracts, and options on index futures.


32 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

MULTI-CAP CORE EQUITY FUND

OBJECTIVE: To provide long-term capital appreciation.

INCEPTION: November 29, 2005

Rydex Multi-Cap Core Equity Fund gained 14.36% during the last one-year period, roughly in line with its benchmark, the Russell 3000(R) Index, which gained 15.71%. The fund seeks to produce long-term superior performance using two key drivers: a bias toward small- and mid-cap stocks and a disciplined and balanced stock selection.

The Fund's equity portfolio is allocated across each market cap group in generally equal proportions, thereby giving greater weight to small- and mid-cap stocks. Small-cap stocks outperformed large-caps, but mid-caps lagged behind the other size groups. Thus, while the higher allocation to small-cap stocks benefited performance, higher exposure to mid-caps detracted from results.

Additionally, the investment team uses a quantitative investment model that selects stocks which exhibit attractive growth prospects, yet still have reasonable valuations (or growth at a reasonable price). Similar to 2005, historically high energy prices and demand for raw materials were major trends driving the Fund's performance.

This can be seen in the strongest-performing sectors: energy, utilities and basic materials. Resurging strength in telecommunications, the leading sector in 2006, also benefited fund performance.

                          CUMULATIVE FUND PERFORMANCE:
                      NOVEMBER 29, 2005 - DECEMBER 31, 2006

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

   DATE             MULTI-CAP CORE EQUITY FUND         RUSSELL 3000(R) INDEX
11/29/2005                    10,000                          10,000
11/30/2005                     9,996                           9,953
 12/1/2005                    10,156                          10,081
 12/2/2005                    10,164                          10,086
 12/3/2005                    10,164                          10,086
 12/4/2005                    10,164                          10,086
 12/5/2005                    10,140                          10,059
 12/6/2005                    10,140                          10,072
 12/7/2005                    10,080                          10,022
 12/8/2005                    10,096                          10,020
 12/9/2005                    10,128                          10,049
12/10/2005                    10,128                          10,049
12/11/2005                    10,128                          10,049
12/12/2005                    10,140                          10,058
12/13/2005                    10,160                          10,107
12/14/2005                    10,196                          10,146
12/15/2005                    10,144                          10,125
12/16/2005                    10,104                          10,097
12/17/2005                    10,104                          10,097
12/18/2005                    10,104                          10,097
12/19/2005                    10,000                          10,025
12/20/2005                    10,016                          10,026
12/21/2005                    10,072                          10,061
12/22/2005                    10,132                          10,108
12/23/2005                    10,148                          10,118
12/24/2005                    10,148                          10,118
12/25/2005                    10,148                          10,118
12/26/2005                    10,148                          10,118
12/27/2005                    10,044                          10,019
12/28/2005                    10,088                          10,040
12/29/2005                    10,076                          10,012
12/30/2005                    10,016                           9,962
12/31/2005                    10,016                           9,962
  1/1/2006                    10,016                           9,962
  1/2/2006                    10,016                           9,962
  1/3/2006                    10,160                          10,119
  1/4/2006                    10,220                          10,165
  1/5/2006                    10,232                          10,172
  1/6/2006                    10,320                          10,270
  1/7/2006                    10,320                          10,270
  1/8/2006                    10,320                          10,270
  1/9/2006                    10,388                          10,317
 1/10/2006                    10,424                          10,324
 1/11/2006                    10,440                          10,355
 1/12/2006                    10,380                          10,290
 1/13/2006                    10,392                          10,305
 1/14/2006                    10,392                          10,305
 1/15/2006                    10,392                          10,305
 1/16/2006                    10,392                          10,305
 1/17/2006                    10,340                          10,266
 1/18/2006                    10,316                          10,230
 1/19/2006                    10,408                          10,297
 1/20/2006                    10,244                          10,108
 1/21/2006                    10,244                          10,108
 1/22/2006                    10,244                          10,108
 1/23/2006                    10,272                          10,129
 1/24/2006                    10,348                          10,173
 1/25/2006                    10,324                          10,152
 1/26/2006                    10,432                          10,234
 1/27/2006                    10,492                          10,307
 1/28/2006                    10,492                          10,307
 1/29/2006                    10,492                          10,307
 1/30/2006                    10,512                          10,316
 1/31/2006                    10,492                          10,295
  2/1/2006                    10,500                          10,314
  2/2/2006                    10,384                          10,222
  2/3/2006                    10,356                          10,170
  2/4/2006                    10,356                          10,170
  2/5/2006                    10,356                          10,170
  2/6/2006                    10,380                          10,183
  2/7/2006                    10,268                          10,094
  2/8/2006                    10,328                          10,174
  2/9/2006                    10,288                          10,158
 2/10/2006                    10,292                          10,176
 2/11/2006                    10,292                          10,176
 2/12/2006                    10,292                          10,176
 2/13/2006                    10,240                          10,133
 2/14/2006                    10,356                          10,238
 2/15/2006                    10,396                          10,282
 2/16/2006                    10,488                          10,363
 2/17/2006                    10,464                          10,349
 2/18/2006                    10,464                          10,349
 2/19/2006                    10,464                          10,349
 2/20/2006                    10,464                          10,349
 2/21/2006                    10,436                          10,312
 2/22/2006                    10,516                          10,393
 2/23/2006                    10,488                          10,362
 2/24/2006                    10,520                          10,383
 2/25/2006                    10,520                          10,383
 2/26/2006                    10,520                          10,383
 2/27/2006                    10,556                          10,426
 2/28/2006                    10,436                          10,313
  3/1/2006                    10,560                          10,410
  3/2/2006                    10,544                          10,392
  3/3/2006                    10,512                          10,374
  3/4/2006                    10,512                          10,374
  3/5/2006                    10,512                          10,374
  3/6/2006                    10,420                          10,301
  3/7/2006                    10,352                          10,263
  3/8/2006                    10,364                          10,281
  3/9/2006                    10,328                          10,232
 3/10/2006                    10,412                          10,307
 3/11/2006                    10,412                          10,307
 3/12/2006                    10,412                          10,307
 3/13/2006                    10,448                          10,331
 3/14/2006                    10,572                          10,438
 3/15/2006                    10,648                          10,492
 3/16/2006                    10,676                          10,507
 3/17/2006                    10,692                          10,528
 3/18/2006                    10,692                          10,528
 3/19/2006                    10,692                          10,528
 3/20/2006                    10,668                          10,514
 3/21/2006                    10,588                          10,442
 3/22/2006                    10,668                          10,510
 3/23/2006                    10,672                          10,493
 3/24/2006                    10,708                          10,515
 3/25/2006                    10,708                          10,515
 3/26/2006                    10,708                          10,515
 3/27/2006                    10,716                          10,505
 3/28/2006                    10,656                          10,444
 3/29/2006                    10,780                          10,539
 3/30/2006                    10,764                          10,519
 3/31/2006                    10,748                          10,492
  4/1/2006                    10,748                          10,492
  4/2/2006                    10,748                          10,492
  4/3/2006                    10,748                          10,501
  4/4/2006                    10,796                          10,559
  4/5/2006                    10,868                          10,607
  4/6/2006                    10,848                          10,591
  4/7/2006                    10,744                          10,483
  4/8/2006                    10,744                          10,483
  4/9/2006                    10,744                          10,483
 4/10/2006                    10,732                          10,483
 4/11/2006                    10,620                          10,400
 4/12/2006                    10,668                          10,419
 4/13/2006                    10,680                          10,431
 4/14/2006                    10,680                          10,431
 4/15/2006                    10,680                          10,431
 4/16/2006                    10,680                          10,431
 4/17/2006                    10,660                          10,402
 4/18/2006                    10,864                          10,591
 4/19/2006                    10,916                          10,624
 4/20/2006                    10,912                          10,630
 4/21/2006                    10,900                          10,621
 4/22/2006                    10,900                          10,621
 4/23/2006                    10,900                          10,621
 4/24/2006                    10,852                          10,590
 4/25/2006                    10,804                          10,542
 4/26/2006                    10,820                          10,564
 4/27/2006                    10,800                          10,595
 4/28/2006                    10,832                          10,605
 4/29/2006                    10,832                          10,605
 4/30/2006                    10,832                          10,605
  5/1/2006                    10,800                          10,560
  5/2/2006                    10,868                          10,619
  5/3/2006                    10,844                          10,585
  5/4/2006                    10,896                          10,629
  5/5/2006                    10,988                          10,741
  5/6/2006                    10,988                          10,741
  5/7/2006                    10,988                          10,741
  5/8/2006                    10,992                          10,737
  5/9/2006                    10,972                          10,737
 5/10/2006                    10,940                          10,717
 5/11/2006                    10,756                          10,573
 5/12/2006                    10,604                          10,444
 5/13/2006                    10,604                          10,444
 5/14/2006                    10,604                          10,444
 5/15/2006                    10,580                          10,457
 5/16/2006                    10,584                          10,443
 5/17/2006                    10,408                          10,269
 5/18/2006                    10,328                          10,198
 5/19/2006                    10,364                          10,239
 5/20/2006                    10,364                          10,239
 5/21/2006                    10,364                          10,239
 5/22/2006                    10,284                          10,188
 5/23/2006                    10,252                          10,142
 5/24/2006                    10,252                          10,151
 5/25/2006                    10,388                          10,276
 5/26/2006                    10,440                          10,339
 5/27/2006                    10,440                          10,339
 5/28/2006                    10,440                          10,339
 5/29/2006                    10,440                          10,339
 5/30/2006                    10,244                          10,170
 5/31/2006                    10,356                          10,266
  6/1/2006                    10,508                          10,404
  6/2/2006                    10,524                          10,426
  6/3/2006                    10,524                          10,426
  6/4/2006                    10,524                          10,426
  6/5/2006                    10,284                          10,228
  6/6/2006                    10,252                          10,204
  6/7/2006                    10,184                          10,149
  6/8/2006                    10,180                          10,156
  6/9/2006                    10,132                          10,114
 6/10/2006                    10,132                          10,114
 6/11/2006                    10,132                          10,114
 6/12/2006                     9,936                           9,969
 6/13/2006                     9,812                           9,859
 6/14/2006                     9,856                           9,907
 6/15/2006                    10,132                          10,136
 6/16/2006                    10,060                          10,094
 6/17/2006                    10,060                          10,094
 6/18/2006                    10,060                          10,094
 6/19/2006                     9,936                           9,991
 6/20/2006                     9,916                           9,985
 6/21/2006                    10,056                          10,097
 6/22/2006                    10,012                          10,046
 6/23/2006                    10,044                          10,048
 6/24/2006                    10,044                          10,048
 6/25/2006                    10,044                          10,048
 6/26/2006                    10,128                          10,102
 6/27/2006                    10,024                          10,005
 6/28/2006                    10,064                          10,054
 6/29/2006                    10,344                          10,287
 6/30/2006                    10,372                          10,284
  7/1/2006                    10,372                          10,284
  7/2/2006                    10,372                          10,284
  7/3/2006                    10,440                          10,364
  7/4/2006                    10,440                          10,364
  7/5/2006                    10,336                          10,278
  7/6/2006                    10,356                          10,306
  7/7/2006                    10,264                          10,227
  7/8/2006                    10,264                          10,227
  7/9/2006                    10,264                          10,227
 7/10/2006                    10,276                          10,235
 7/11/2006                    10,320                          10,275
 7/12/2006                    10,184                          10,157
 7/13/2006                    10,028                          10,016
 7/14/2006                     9,952                           9,958
 7/15/2006                     9,952                           9,958
 7/16/2006                     9,952                           9,958
 7/17/2006                     9,904                           9,939
 7/18/2006                     9,936                           9,962
 7/19/2006                    10,172                          10,162
 7/20/2006                    10,012                          10,051
 7/21/2006                     9,892                           9,962
 7/22/2006                     9,892                           9,962
 7/23/2006                     9,892                           9,962
 7/24/2006                    10,108                          10,140
 7/25/2006                    10,204                          10,213
 7/26/2006                    10,184                          10,203
 7/27/2006                    10,072                          10,148
 7/28/2006                    10,232                          10,284
 7/29/2006                    10,232                          10,284
 7/30/2006                    10,232                          10,284
 7/31/2006                    10,252                          10,274
  8/1/2006                    10,168                          10,216
  8/2/2006                    10,244                          10,282
  8/3/2006                    10,312                          10,315
  8/4/2006                    10,280                          10,306
  8/5/2006                    10,280                          10,306
  8/6/2006                    10,280                          10,306
  8/7/2006                    10,236                          10,269
  8/8/2006                    10,156                          10,224
  8/9/2006                    10,088                          10,174
 8/10/2006                    10,144                          10,224
 8/11/2006                    10,068                          10,175
 8/12/2006                    10,068                          10,175
 8/13/2006                    10,068                          10,175
 8/14/2006                    10,088                          10,192
 8/15/2006                    10,272                          10,345
 8/16/2006                    10,392                          10,437
 8/17/2006                    10,408                          10,456
 8/18/2006                    10,432                          10,489
 8/19/2006                    10,432                          10,489
 8/20/2006                    10,432                          10,489
 8/21/2006                    10,372                          10,441
 8/22/2006                    10,384                          10,455
 8/23/2006                    10,296                          10,397
 8/24/2006                    10,296                          10,418
 8/25/2006                    10,284                          10,412
 8/26/2006                    10,284                          10,412
 8/27/2006                    10,284                          10,412
 8/28/2006                    10,352                          10,476
 8/29/2006                    10,408                          10,508
 8/30/2006                    10,440                          10,524
 8/31/2006                    10,452                          10,526
  9/1/2006                    10,496                          10,578
  9/2/2006                    10,496                          10,578
  9/3/2006                    10,496                          10,578
  9/4/2006                    10,496                          10,578
  9/5/2006                    10,532                          10,604
  9/6/2006                    10,376                          10,486
  9/7/2006                    10,328                          10,433
  9/8/2006                    10,360                          10,471
  9/9/2006                    10,360                          10,471
 9/10/2006                    10,360                          10,471
 9/11/2006                    10,372                          10,473
 9/12/2006                    10,532                          10,600
 9/13/2006                    10,600                          10,650
 9/14/2006                    10,564                          10,632
 9/15/2006                    10,576                          10,658
 9/16/2006                    10,576                          10,658
 9/17/2006                    10,576                          10,658
 9/18/2006                    10,588                          10,663
 9/19/2006                    10,552                          10,637
 9/20/2006                    10,644                          10,701
 9/21/2006                    10,564                          10,638
 9/22/2006                    10,492                          10,601
 9/23/2006                    10,492                          10,601
 9/24/2006                    10,492                          10,601
 9/25/2006                    10,600                          10,694
 9/26/2006                    10,664                          10,770
 9/27/2006                    10,684                          10,779
 9/28/2006                    10,696                          10,797
 9/29/2006                    10,640                          10,761
 9/30/2006                    10,640                          10,761
 10/1/2006                    10,640                          10,761
 10/2/2006                    10,608                          10,719
 10/3/2006                    10,600                          10,736
 10/4/2006                    10,752                          10,878
 10/5/2006                    10,824                          10,926
 10/6/2006                    10,776                          10,893
 10/7/2006                    10,776                          10,893
 10/8/2006                    10,776                          10,893
 10/9/2006                    10,812                          10,915
10/10/2006                    10,832                          10,938
10/11/2006                    10,796                          10,908
10/12/2006                    10,940                          11,027
10/13/2006                    10,976                          11,056
10/14/2006                    10,976                          11,056
10/15/2006                    10,976                          11,056
10/16/2006                    11,044                          11,093
10/17/2006                    10,980                          11,046
10/18/2006                    10,976                          11,057
10/19/2006                    11,016                          11,068
10/20/2006                    10,980                          11,068
10/21/2006                    10,980                          11,068
10/22/2006                    10,980                          11,068
10/23/2006                    11,020                          11,131
10/24/2006                    11,024                          11,132
10/25/2006                    11,080                          11,172
10/26/2006                    11,184                          11,241
10/27/2006                    11,064                          11,144
10/28/2006                    11,064                          11,144
10/29/2006                    11,064                          11,144
10/30/2006                    11,100                          11,155
10/31/2006                    11,072                          11,149
 11/1/2006                    10,924                          11,054
 11/2/2006                    10,900                          11,050
 11/3/2006                    10,904                          11,034
 11/4/2006                    10,904                          11,034
 11/5/2006                    10,904                          11,034
 11/6/2006                    11,036                          11,163
 11/7/2006                    11,068                          11,187
 11/8/2006                    11,112                          11,221
 11/9/2006                    11,032                          11,160
11/10/2006                    11,096                          11,192
11/11/2006                    11,096                          11,192
11/12/2006                    11,096                          11,192
11/13/2006                    11,132                          11,225
11/14/2006                    11,256                          11,309
11/15/2006                    11,316                          11,348
11/16/2006                    11,328                          11,370
11/17/2006                    11,316                          11,376
11/18/2006                    11,316                          11,376
11/19/2006                    11,316                          11,376
11/20/2006                    11,324                          11,377
11/21/2006                    11,352                          11,400
11/22/2006                    11,376                          11,432
11/23/2006                    11,376                          11,432
11/24/2006                    11,344                          11,398
11/25/2006                    11,344                          11,398
11/26/2006                    11,344                          11,398
11/27/2006                    11,144                          11,224
11/28/2006                    11,176                          11,263
11/29/2006                    11,300                          11,376
11/30/2006                    11,316                          11,391
 12/1/2006                    11,268                          11,360
 12/2/2006                    11,268                          11,360
 12/3/2006                    11,268                          11,360
 12/4/2006                    11,396                          11,474
 12/5/2006                    11,444                          11,519
 12/6/2006                    11,440                          11,507
 12/7/2006                    11,400                          11,461
 12/8/2006                    11,411                          11,479
 12/9/2006                    11,411                          11,479
12/10/2006                    11,411                          11,479
12/11/2006                    11,443                          11,502
12/12/2006                    11,407                          11,481
12/13/2006                    11,423                          11,492
12/14/2006                    11,507                          11,587
12/15/2006                    11,499                          11,594
12/16/2006                    11,499                          11,594
12/17/2006                    11,499                          11,594
12/18/2006                    11,423                          11,543
12/19/2006                    11,451                          11,564
12/20/2006                    11,463                          11,556
12/21/2006                    11,427                          11,514
12/22/2006                    11,382                          11,459
12/23/2006                    11,382                          11,459
12/24/2006                    11,382                          11,459
12/25/2006                    11,382                          11,459
12/26/2006                    11,459                          11,514
12/27/2006                    11,567                          11,602
12/28/2006                    11,539                          11,584
12/29/2006                    11,455                          11,528
12/30/2006                    11,455                          11,528
12/31/2006                    11,455                          11,528


AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/06
--------------------------------------------------------------------------------
                                                                         SINCE
                                                       ONE            INCEPTION
                                                       YEAR           (11/29/05)
--------------------------------------------------------------------------------
MULTI-CAP CORE EQUITY FUND                            14.36%            13.30%
RUSSELL 3000(R) INDEX                                 15.71%            13.96%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE RUSSELL 3000(R) INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                                     MULTI-CAP CORE EQUITY FUND
OTHER                                                           9.0%
FINANCIALS                                                     18.0%
INFORMATION TECHNOLOGY                                         13.2%
CONSUMER DISCRETIONARY                                         12.2%
INDUSTRIALS                                                    10.2%
HEALTH CARE                                                     9.8%
ENERGY                                                          6.3%
CONSUMER STAPLES                                                5.4%
FUTURES CONTRACTS                                              15.9%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                                           1.2%
Citigroup, Inc.                                                             0.9%
General Electric, Co.                                                       0.9%
Bank of America Corp.                                                       0.8%
Pfizer, Inc.                                                                0.7%
Altria Group, Inc.                                                          0.6%
Procter & Gamble Co.                                                        0.6%
J.P. Morgan Chase & Co.                                                     0.6%
Microsoft Corp.                                                             0.6%
Chevron Corp.                                                               0.6%
--------------------------------------------------------------------------------
Top Ten Total                                                               7.5%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 33

--------------------------------------------------------------------------------

SECTOR ROTATION FUND

OBJECTIVE: Seeks long-term capital appreciation.

INCEPTION: May 1, 2002

In 2006, industry momentum started out with a boom (up as much as 17.85% on 5/10/06), went bust (down as much as 5% on 6/13/06), and then struggled to regain its previous drive. Rydex Sector Rotation Fund finished the year up 11.47% which underperformed the S&P 500's 15.79% return.

At a sector level, the Fund did well with an overweight in industrials and large underweights in financials and information technology. The Fund was hurt by positions in the energy, materials, consumer staples and consumer discretionary sectors. At the more granular industry level, overweights in airlines, construction & engineering and wireless telecommunication services were beneficial to performance, as was an underweight in the semiconductors, which struggled in 2006. Positions in the energy equipment & services, road & rail, and auto components all had negative impacts on the Fund's performance. The Fund's style qualities transformed during the course of the year as the Fund moved from mid-cap growth to large-cap value exposures.

                          CUMULATIVE FUND PERFORMANCE:
                         MAY 1, 2002 - DECEMBER 31, 2006

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

   DATE                SECTOR ROTATION FUND               S&P 500 INDEX
  5/1/2002                    10,000                          10,000
 5/31/2002                     9,860                           9,838
 6/30/2002                     9,400                           9,137
 7/31/2002                     8,520                           8,425
 8/31/2002                     8,410                           8,481
 9/30/2002                     7,740                           7,559
10/31/2002                     7,830                           8,224
11/30/2002                     8,240                           8,708
12/31/2002                     7,760                           8,197
 1/31/2003                     7,520                           7,982
 2/28/2003                     7,410                           7,862
 3/31/2003                     7,550                           7,939
 4/30/2003                     7,990                           8,592
 5/31/2003                     8,710                           9,045
 6/30/2003                     8,660                           9,160
 7/31/2003                     8,940                           9,322
 8/31/2003                     9,390                           9,504
 9/30/2003                     9,140                           9,403
10/31/2003                     9,870                           9,935
11/30/2003                     9,960                          10,022
12/31/2003                    10,080                          10,548
 1/31/2004                    10,410                          10,741
 2/29/2004                    10,590                          10,891
 3/31/2004                    10,370                          10,726
 4/30/2004                     9,700                          10,558
 5/31/2004                     9,820                          10,703
 6/30/2004                    10,130                          10,911
 7/31/2004                     9,660                          10,550
 8/31/2004                     9,570                          10,593
 9/30/2004                     9,990                          10,707
10/31/2004                    10,200                          10,871
11/30/2004                    10,790                          11,311
12/31/2004                    11,160                          11,696
 1/31/2005                    10,720                          11,411
 2/28/2005                    11,260                          11,651
 3/31/2005                    11,030                          11,444
 4/30/2005                    10,580                          11,227
 5/31/2005                    11,060                          11,585
 6/30/2005                    11,450                          11,601
 7/31/2005                    12,010                          12,032
 8/31/2005                    12,130                          11,923
 9/30/2005                    12,700                          12,019
10/31/2005                    12,120                          11,819
11/30/2005                    12,500                          12,266
12/31/2005                    12,690                          12,270
 1/31/2006                    13,800                          12,595
 2/28/2006                    13,420                          12,629
 3/31/2006                    13,990                          12,786
 4/30/2006                    14,210                          12,958
 5/31/2006                    13,350                          12,585
 6/30/2006                    13,140                          12,602
 7/31/2006                    12,690                          12,680
 8/31/2006                    12,930                          12,982
 9/30/2006                    12,720                          13,316
10/31/2006                    13,490                          13,750
11/30/2006                    14,080                          14,012
12/31/2006                    14,135                          14,208

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/06
--------------------------------------------------------------------------------
                                                                        SINCE
                                                       ONE            INCEPTION
                                                       YEAR           (05/01/02)
--------------------------------------------------------------------------------
SECTOR ROTATION FUND                                  11.47%             7.69%
S&P 500 INDEX                                         15.79%             7.81%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                                           SECTOR ROTATION FUND
CONSUMER DISCRETIONARY                                            32.7%
TELECOMMUNICATION SERVICES                                        18.2%
FINANCIALS                                                        17.3%
MATERIALS                                                         15.7%
INDUSTRIALS                                                        8.9%
UTILITIES                                                          8.1%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Brookfield Asset Management, Inc. -- Class A                                2.4%
Cemex SA de CV -- SP ADR                                                    2.2%
Amazon.com, Inc.                                                            2.0%
ABB Ltd. -- SP ADR                                                          2.0%
IAC/InterActiveCorp                                                         1.9%
Brookfield Properties Corp.                                                 1.8%
Mattel, Inc.                                                                1.6%
CB Richard Ellis Group, Inc. -- Class A                                     1.5%
Rinker Group Ltd. -- SP ADR                                                 1.5%
Expedia, Inc.                                                               1.5%
--------------------------------------------------------------------------------
Top Ten Total                                                              18.4%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


34 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

U.S. GOVERNMENT MONEY MARKET FUND

OBJECTIVE: To provide security of principal, high current income and liquidity by investing in securities issued by the U.S. Government, its agencies or instrumentalities.

INCEPTION: May 7, 1997

During the first half of 2006, short-term money market rates increased as the Federal Reserve raised its target rate to 5.25% from 4.25%.

On June 29, The Federal Open Market Committee halted its campaign to raise interest rates after 17 hikes that lifted the Fed's key rate from 1.00% in mid-2004 to the current 5.25%.

Stable short rates and declining long rates created an inverted yield curve, as investors anticipated a Fed rate cut in response to a slowing economy.

The Federal Reserve, however, opted to keep short-term rates unchanged through year-end, as the housing and manufacturing activity visibly slowed and inflation, although "well contained", remained above the Fed's comfort level.

For the year, the Fund returned 3.82%.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/06
--------------------------------------------------------------------------------
                                                                        SINCE
                                                         ONE   FIVE   INCEPTION
                                                        YEAR   YEAR   (05/07/97)
--------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND                       3.82%  1.30%    2.43%
--------------------------------------------------------------------------------

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                                          U.S. GOVERNMENT
                                                        MONEY MARKET FUND
REPURCHASE AGREEMENTS                                          49.8%
FEDERAL HOME LOAN BANK - FADN                                  24.0%
FEDERAL FARM CREDIT BANK - FADN                                12.0%
FARMER MAC - FADN                                               2.4%
FANNIE MAE - FADN                                               9.6%

FADN -- Federal Agency Discount Notes

The Fund invests principally in U.S. Government securities.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 35

--------------------------------------------------------------------------------

BANKING FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and saving-and-loan institutions.

INCEPTION: May 2, 2001

Twelve quarter-point increases in the Fed Funds Rate during 2005-06 raised rates from 2.25% to 5.25%. Despite improved performance from 2005, the increased rates did not fuel abnormal growth in the banking sector. Rydex Banking Fund, up 11.25%, underperformed the S&P 500 Index for the second year in a row. Diversified financial services led the outperformers in this sector while regional banks and thrifts & mortgage finance saw modest gains throughout the year. The Fund's modified cap weighting (less emphasis of the large-cap names) benefited the fund as small-cap banks outperformed large-cap banks.

                          CUMULATIVE FUND PERFORMANCE:
                         MAY 2, 2001 - DECEMBER 31, 2006

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

     DATE        BANKING FUND      S&P 500 INDEX      S&P 500 FINANCIALS INDEX*
   5/2/2001        10,000            10,000                   10,000
  5/31/2001        10,448             9,923                   10,225
  6/30/2001        10,464             9,682                   10,213
  7/31/2001        10,636             9,587                   10,034
  8/31/2001        10,204             8,986                    9,408
  9/30/2001         9,676             8,261                    8,840
 10/31/2001         9,124             8,418                    8,661
 11/30/2001         9,812             9,064                    9,265
 12/31/2001        10,084             9,143                    9,452
  1/31/2002        10,216             9,010                    9,284
  2/28/2002        10,248             8,836                    9,136
  3/31/2002        10,984             9,169                    9,732
  4/30/2002        11,344             8,613                    9,459
  5/31/2002        11,548             8,549                    9,428
  6/30/2002        11,148             7,940                    8,964
  7/31/2002        10,508             7,321                    8,239
  8/31/2002        10,840             7,369                    8,392
  9/30/2002         9,604             6,568                    7,397
 10/31/2002        10,017             7,147                    8,047
 11/30/2002        10,178             7,567                    8,363
 12/31/2002        10,005             7,123                    7,899
  1/31/2003        10,021             6,936                    7,750
  2/28/2003         9,897             6,832                    7,496
  3/31/2003         9,604             6,898                    7,451
  4/30/2003        10,410             7,467                    8,349
  5/31/2003        11,128             7,860                    8,773
  6/30/2003        11,096             7,960                    8,779
  7/31/2003        11,561             8,101                    9,158
  8/31/2003        11,561             8,259                    9,051
  9/30/2003        11,559             8,171                    9,094
 10/31/2003        12,654             8,633                    9,696
 11/30/2003        12,974             8,709                    9,653
 12/31/2003        13,181             9,166                   10,105
  1/31/2004        13,436             9,334                   10,403
  2/29/2004        13,830             9,464                   10,665
  3/31/2004        13,603             9,321                   10,538
  4/30/2004        12,929             9,175                   10,027
  5/31/2004        13,590             9,300                   10,198
  6/30/2004        13,566             9,481                   10,227
  7/31/2004        13,526             9,168                    9,990
  8/31/2004        13,984             9,205                   10,312
  9/30/2004        14,069             9,304                   10,203
 10/31/2004        14,298             9,446                   10,225
 11/30/2004        14,731             9,829                   10,509
 12/31/2004        15,123            10,163                   10,937
  1/31/2005        14,531             9,915                   10,684
  2/28/2005        14,335            10,124                   10,602
  3/31/2005        13,940             9,945                   10,176
  4/30/2005        13,648             9,756                   10,158
  5/31/2005        14,085            10,067                   10,421
  6/30/2005        14,423            10,081                   10,547
  7/31/2005        14,765            10,456                   10,685
  8/31/2005        14,431            10,360                   10,470
  9/30/2005        14,051            10,444                   10,554
 10/31/2005        14,244            10,270                   10,869
 11/30/2005        14,769            10,659                   11,332
 12/31/2005        14,705            10,662                   11,345
  1/31/2006        14,878            10,945                   11,427
  2/28/2006        15,101            10,974                   11,631
  3/31/2006        15,215            11,111                   11,639
  4/30/2006        15,715            11,260                   12,111
  5/31/2006        15,289            10,936                   11,634
  6/30/2006        15,175            10,951                   11,550
  7/31/2006        15,438            11,018                   11,817
  8/31/2006        15,448            11,281                   11,909
  9/30/2006        15,795            11,571                   12,394
 10/31/2006        15,923            11,948                   12,674
 11/30/2006        15,928            12,176                   12,703
 12/31/2006        16,359            12,346                   13,178

* DATA POINTS FOR THE LINE GRAPH DO NOT REFLECT THE REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/06
--------------------------------------------------------------------------------
                                                                        SINCE
                                                       ONE     FIVE   INCEPTION
                                                       YEAR    YEAR   (05/02/01)
--------------------------------------------------------------------------------
BANKING FUND                                          11.25%  10.16%    9.08%
S&P 500 INDEX                                         15.79%   6.19%    3.79%
S&P 500 FINANCIALS INDEX                              19.23%   9.50%    7.49%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX AND THE S&P 500 FINANCIALS INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE THEIR REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                                                            BANKING FUND
COMMERCIAL BANKS                                                64%
THRIFTS & MORTGAGE FINANCE                                      27%
DIVERSIFIED FINANCIAL SERVICES                                   9%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                                     4.8%
Bank of America Corp.                                                       4.6%
Wells Fargo & Co.                                                           4.1%
Wachovia Corp.                                                              3.6%
U.S. Bancorp                                                                3.2%
Fannie Mae                                                                  3.0%
Regions Financial Corp.                                                     2.8%
Freddie Mac                                                                 2.6%
Washington Mutual, Inc.                                                     2.6%
SunTrust Banks, Inc.                                                        2.2%
--------------------------------------------------------------------------------
Top Ten Total                                                              33.5%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


36 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

BASIC MATERIALS FUND

OBJECTIVE: Seeks capital appreciation by investing in companies engaged in the mining, manufacture or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.

INCEPTION: May 2, 2001

Basic materials outgained the S&P 500 Index during the period, as a maturing economic recovery and overseas demand for products helped boost this sector. Unabated demand for raw materials by China and steady growth in the U.S. economy propelled basic materials companies. Metals and construction materials led the gainers, with these industries advancing 26.3% and 19.9%, respectively. Paper and forest products were the laggards, rising 2.6%. Rydex Basic Materials Fund returned 22.29% during the period.

                          CUMULATIVE FUND PERFORMANCE:
                        MAY 2, 2001 - DECEMBER 31, 2006

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

    DATE      BASIC MATERIALS FUND    S&P 500 MATERIALS INDEX*    S&P 500 INDEX
  5/2/2001           10,000                     10,000                10,000
 5/31/2001           10,304                     10,249                 9,923
 6/30/2001            9,840                      9,800                 9,682
 7/31/2001            9,788                      9,813                 9,587
 8/31/2001            9,764                      9,700                 8,986
 9/30/2001            8,668                      8,603                 8,261
10/31/2001            8,868                      8,807                 8,418
11/30/2001            9,820                      9,829                 9,064
12/31/2001            9,684                      9,583                 9,143
 1/31/2002            9,804                      9,763                 9,010
 2/28/2002           10,316                     10,248                 8,836
 3/31/2002           10,672                     10,585                 9,169
 4/30/2002           10,108                     10,075                 8,613
 5/31/2002           10,520                     10,540                 8,549
 6/30/2002           10,256                     10,304                 7,940
 7/31/2002            9,020                      9,143                 7,321
 8/31/2002            9,000                      9,078                 7,369
 9/30/2002            7,800                      7,891                 6,568
10/31/2002            8,016                      8,286                 7,147
11/30/2002            8,802                      9,255                 7,567
12/31/2002            8,450                      8,844                 7,123
 1/31/2003            7,960                      8,403                 6,936
 2/28/2003            7,668                      8,153                 6,832
 3/31/2003            7,539                      8,150                 6,898
 4/30/2003            8,137                      8,899                 7,467
 5/31/2003            8,554                      9,149                 7,860
 6/30/2003            8,606                      9,210                 7,960
 7/31/2003            9,079                      9,932                 8,101
 8/31/2003            9,420                     10,217                 8,259
 9/30/2003            9,098                      9,733                 8,171
10/31/2003            9,936                     10,619                 8,633
11/30/2003           10,161                     10,838                 8,709
12/31/2003           11,108                     11,919                 9,166
 1/31/2004           10,735                     11,345                 9,334
 2/29/2004           11,244                     11,897                 9,464
 3/31/2004           11,184                     11,647                 9,321
 4/30/2004           10,710                     11,084                 9,175
 5/31/2004           10,943                     11,321                 9,300
 6/30/2004           11,709                     11,876                 9,481
 7/31/2004           11,372                     11,614                 9,168
 8/31/2004           11,553                     11,796                 9,205
 9/30/2004           12,168                     12,230                 9,304
10/31/2004           11,967                     12,130                 9,446
11/30/2004           13,195                     13,045                 9,829
12/31/2004           13,421                     13,205                10,163
 1/31/2005           12,998                     12,793                 9,915
 2/28/2005           13,960                     13,762                10,124
 3/31/2005           13,487                     13,372                 9,945
 4/30/2005           12,328                     12,431                 9,756
 5/31/2005           12,443                     12,284                10,067
 6/30/2005           12,435                     12,039                10,081
 7/31/2005           13,434                     12,681                10,456
 8/31/2005           12,912                     12,129                10,360
 9/30/2005           13,107                     12,201                10,444
10/31/2005           12,836                     12,260                10,270
11/30/2005           13,673                     13,127                10,659
12/31/2005           13,963                     13,489                10,662
 1/31/2006           15,086                     14,120                10,945
 2/28/2006           14,870                     13,816                10,974
 3/31/2006           15,647                     14,407                11,111
 4/30/2006           16,098                     14,917                11,260
 5/31/2006           15,336                     14,273                10,936
 6/30/2006           15,326                     14,258                10,951
 7/31/2006           14,705                     13,760                11,018
 8/31/2006           15,051                     14,131                11,281
 9/30/2006           15,106                     14,097                11,571
10/31/2006           16,193                     14,926                11,948
11/30/2006           16,950                     15,543                12,176
12/31/2006           17,077                     15,611                12,346

* DATA POINTS FOR THE LINE GRAPH DO NOT REFLECT THE REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/06
--------------------------------------------------------------------------------
                                                                        SINCE
                                                     ONE     FIVE     INCEPTION
                                                    YEAR     YEAR    (05/02/01)
--------------------------------------------------------------------------------
BASIC MATERIALS FUND                               22.29%   12.01%      9.91%
S&P 500 INDEX                                      15.79%    6.19%      3.79%
S&P 500 MATERIALS INDEX                            18.98%   13.00%     10.88%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX AND THE S&P 500 MATERIALS INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE THEIR REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                                                            BASIC MATERIALS FUND
CHEMICALS                                                            47%
METALS & MINING                                                      27%
CONTAINERS & PACKAGING                                               12%
PAPER & FOREST PRODUCTS                                               9%
CONSTRUCTION MATERIALS                                                5%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
E.I. du Pont de Nemours and Co.                                             3.4%
Dow Chemical Co.                                                            3.0%
Phelps Dodge Corp.                                                          2.8%
Monsanto Co.                                                                2.7%
Alcoa, Inc.                                                                 2.5%
Newmont Mining Corp.                                                        2.1%
Weyerhaeuser Co.                                                            2.1%
Praxair, Inc.                                                               2.1%
Nucor Corp.                                                                 2.1%
Southern Copper Corp.                                                       2.1%
--------------------------------------------------------------------------------
Top Ten Total                                                              24.9%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 37

--------------------------------------------------------------------------------

BIOTECHNOLOGY FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or biological engineering and in the design, manufacture or sale of related biotechnology products or services.

INCEPTION: May 2, 2001

Rise, fall and recovery is the story of Rydex Biotechnology Fund for the year. The Fund was up 8% in the first three months, gave it all up and more in the next three months, then staged a recovery and ended in negative territory with a slight loss of 3.32%.

Why the underperformance? Sector heavyweights Amgen and Genentech had double-digit negative returns. Additionally, a tough regulatory environment resulted in several phase-three drug trial failures, including stocks like Neurocrine Biosciences, Nuvelo, Inc. and Telik, Inc.

                          CUMULATIVE FUND PERFORMANCE:
                         MAY 2, 2001 - DECEMBER 31, 2006

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

   DATE        BIOTECHNOLOGY FUND    S&P 500 HEALTH CARE INDEX*   S&P 500 INDEX
  5/2/2001            10,000                    10,000                10,000
 5/31/2001            10,564                    10,161                 9,923
 6/30/2001            10,828                     9,688                 9,682
 7/31/2001             9,588                    10,201                 9,587
 8/31/2001             9,664                     9,820                 8,986
 9/30/2001             8,304                     9,962                 8,261
10/31/2001             9,588                     9,905                 8,418
11/30/2001            10,448                    10,373                 9,064
12/31/2001             9,868                    10,035                 9,143
 1/31/2002             8,432                     9,932                 9,010
 2/28/2002             8,060                     9,957                 8,836
 3/31/2002             8,332                     9,971                 9,169
 4/30/2002             7,072                     9,347                 8,613
 5/31/2002             6,348                     9,153                 8,549
 6/30/2002             5,604                     8,307                 7,940
 7/31/2002             5,676                     8,126                 7,321
 8/31/2002             5,424                     8,213                 7,369
 9/30/2002             5,196                     7,679                 6,568
10/31/2002             5,666                     8,130                 7,147
11/30/2002             6,063                     8,336                 7,567
12/31/2002             5,393                     8,031                 7,123
 1/31/2003             5,244                     7,991                 6,936
 2/28/2003             5,124                     7,836                 6,832
 3/31/2003             5,401                     8,099                 6,898
 4/30/2003             5,971                     8,374                 7,467
 5/31/2003             7,010                     8,514                 7,860
 6/30/2003             6,813                     8,875                 7,960
 7/31/2003             7,423                     8,739                 8,101
 8/31/2003             7,303                     8,402                 8,259
 9/30/2003             7,287                     8,428                 8,171
10/31/2003             7,283                     8,484                 8,633
11/30/2003             7,371                     8,607                 8,709
12/31/2003             7,664                     9,100                 9,166
 1/31/2004             8,037                     9,348                 9,334
 2/29/2004             8,077                     9,412                 9,464
 3/31/2004             7,953                     9,019                 9,321
 4/30/2004             8,041                     9,295                 9,175
 5/31/2004             7,833                     9,262                 9,300
 6/30/2004             7,800                     9,230                 9,481
 7/31/2004             7,006                     8,730                 9,168
 8/31/2004             7,038                     8,866                 9,205
 9/30/2004             7,367                     8,700                 9,304
10/31/2004             7,086                     8,507                 9,446
11/30/2004             7,367                     8,637                 9,829
12/31/2004             7,748                     9,121                10,163
 1/31/2005             7,339                     8,826                 9,915
 2/28/2005             7,046                     9,082                10,124
 3/31/2005             6,741                     9,029                 9,945
 4/30/2005             6,878                     9,332                 9,756
 5/31/2005             7,182                     9,407                10,067
 6/30/2005             7,263                     9,367                10,081
 7/31/2005             7,969                     9,580                10,456
 8/31/2005             8,226                     9,526                10,360
 9/30/2005             8,258                     9,467                10,444
10/31/2005             8,073                     9,181                10,270
11/30/2005             8,467                     9,252                10,659
12/31/2005             8,575                     9,564                10,662
 1/31/2006             8,824                     9,698                10,945
 2/28/2006             9,221                     9,773                10,974
 3/31/2006             8,936                     9,647                11,111
 4/30/2006             8,438                     9,336                11,260
 5/31/2006             8,017                     9,125                10,936
 6/30/2006             8,057                     9,127                10,951
 7/31/2006             7,969                     9,620                11,018
 8/31/2006             8,109                     9,878                11,281
 9/30/2006             8,109                    10,018                11,571
10/31/2006             8,800                    10,060                11,948
11/30/2006             8,671                    10,005                12,176
12/31/2006             8,290                    10,117                12,346

* DATA POINTS FOR THE LINE GRAPH DO NOT REFLECT THE REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/06
--------------------------------------------------------------------------------
                                                                        SINCE
                                                      ONE     FIVE    INCEPTION
                                                     YEAR     YEAR    (05/02/01)
--------------------------------------------------------------------------------
BIOTECHNOLOGY FUND                                  -3.32%   -3.43%     -3.26%
S&P 500 INDEX                                       15.79%    6.19%      3.79%
S&P 500 HEALTH CARE INDEX                            7.53%    1.68%      1.69%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX AND THE S&P 500 HEALTH CARE INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE THEIR REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                                                              BIOTECHNOLOGY FUND
BIOTECHNOLOGY                                                        90%
LIFE SCIENCE TOOLS & SERVICES                                        10%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Genentech, Inc.                                                            10.4%
Amgen, Inc.                                                                 9.9%
Gilead Sciences, Inc.                                                       6.0%
Celgene Corp.                                                               5.9%
Biogen Idec, Inc.                                                           4.9%
Genzyme Corp.                                                               4.4%
Medimmune, Inc.                                                             3.3%
Cephalon, Inc.                                                              2.5%
Vertex Pharmaceuticals, Inc.                                                2.4%
Millenium Pharmaceuticals, Inc.                                             2.2%
--------------------------------------------------------------------------------
Top Ten Total                                                              51.9%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


38 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

COMMODITIES FUND

OBJECTIVE: Seeks long-term capital appreciation through an investment in commodity-linked instruments and seeks 100% (but at all times at least 80%) exposure to the performance of the commodities market.

INCEPTION: September 30, 2005

Commodity prices rose during the first half of 2006 as oil rose above $75 a barrel. However, predictions of $100/barrel failed to materialize as a benign hurricane season did not disrupt production in the Gulf of Mexico and subsequently energy prices fell dramatically in the third quarter of the year. Forecasts of a mild winter in the Northeast U.S. led to further decreases in energy prices in December. This contributed to Rydex Commodities Fund's -17.87% loss for the year versus the GSCI, which returned -15.08%.

                          CUMULATIVE FUND PERFORMANCE:
                     SEPTEMBER 30, 2005 - DECEMBER 31, 2006

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

   DATE       COMMODITIES FUND   S&P 500 INDEX   GOLDMAN SACHS COMMODITY INDEX
 9/30/2005         10,000           10,000                 10,000
 10/1/2005         10,000           10,000                 10,000
 10/2/2005         10,000           10,000                 10,000
 10/3/2005         10,000            9,983                  9,946
 10/4/2005          9,856            9,884                  9,814
 10/5/2005          9,724            9,741                  9,692
 10/6/2005          9,496            9,701                  9,432
 10/7/2005          9,500            9,737                  9,453
 10/8/2005          9,500            9,737                  9,453
 10/9/2005          9,500            9,737                  9,453
10/10/2005          9,504            9,667                  9,423
10/11/2005          9,700            9,648                  9,631
10/12/2005          9,716            9,591                  9,672
10/13/2005          9,560            9,584                  9,526
10/14/2005          9,472            9,663                  9,432
10/15/2005          9,472            9,663                  9,432
10/16/2005          9,472            9,663                  9,432
10/17/2005          9,668            9,692                  9,651
10/18/2005          9,468            9,594                  9,451
10/19/2005          9,380            9,739                  9,363
10/20/2005          9,176            9,593                  9,161
10/21/2005          9,220            9,607                  9,184
10/22/2005          9,220            9,607                  9,184
10/23/2005          9,220            9,607                  9,184
10/24/2005          9,108            9,769                  9,125
10/25/2005          9,520            9,746                  9,494
10/26/2005          9,328            9,704                  9,298
10/27/2005          9,284            9,604                  9,273
10/28/2005          9,252            9,763                  9,219
10/29/2005          9,252            9,763                  9,219
10/30/2005          9,252            9,763                  9,219
10/31/2005          8,992            9,833                  8,966
 11/1/2005          8,964            9,799                  8,928
 11/2/2005          8,876            9,898                  8,874
 11/3/2005          9,092            9,943                  9,074
 11/4/2005          8,976            9,945                  8,948
 11/5/2005          8,976            9,945                  8,948
 11/6/2005          8,976            9,945                  8,948
 11/7/2005          8,904            9,967                  8,891
 11/8/2005          8,912            9,938                  8,895
 11/9/2005          8,840            9,955                  8,834
11/10/2005          8,688           10,041                  8,681
11/11/2005          8,716           10,072                  8,695
11/12/2005          8,716           10,072                  8,695
11/13/2005          8,716           10,072                  8,695
11/14/2005          8,752           10,064                  8,710
11/15/2005          8,640           10,027                  8,618
11/16/2005          8,768           10,047                  8,770
11/17/2005          8,648           10,141                  8,635
11/18/2005          8,596           10,187                  8,567
11/19/2005          8,596           10,187                  8,567
11/20/2005          8,596           10,187                  8,567
11/21/2005          8,628           10,241                  8,590
11/22/2005          8,732           10,294                  8,700
11/23/2005          8,652           10,330                  8,647
11/24/2005          8,652           10,330                  8,647
11/25/2005          8,644           10,352                  8,631
11/26/2005          8,644           10,352                  8,631
11/27/2005          8,644           10,352                  8,631
11/28/2005          8,520           10,265                  8,500
11/29/2005          8,464           10,267                  8,451
11/30/2005          8,648           10,205                  8,621
 12/1/2005          8,800           10,329                  8,819
 12/2/2005          9,028           10,333                  9,003
 12/3/2005          9,028           10,333                  9,003
 12/4/2005          9,028           10,333                  9,003
 12/5/2005          9,056           10,309                  9,045
 12/6/2005          9,032           10,322                  8,993
 12/7/2005          9,004           10,272                  8,954
 12/8/2005          9,284           10,261                  9,236
 12/9/2005          9,060           10,290                  9,061
12/10/2005          9,060           10,290                  9,061
12/11/2005          9,060           10,290                  9,061
12/12/2005          9,288           10,299                  9,277
12/13/2005          9,368           10,357                  9,381
12/14/2005          9,260           10,401                  9,266
12/15/2005          9,084           10,387                  9,093
12/16/2005          8,896           10,357                  8,905
12/17/2005          8,896           10,357                  8,905
12/18/2005          8,896           10,357                  8,905
12/19/2005          8,876           10,297                  8,858
12/20/2005          8,860           10,295                  8,868
12/21/2005          8,948           10,321                  8,936
12/22/2005          8,793           10,367                  8,798
12/23/2005          8,701           10,373                  8,733
12/24/2005          8,701           10,373                  8,733
12/25/2005          8,701           10,373                  8,733
12/26/2005          8,701           10,373                  8,828
12/27/2005          8,545           10,274                  8,563
12/28/2005          8,773           10,289                  8,764
12/29/2005          8,769           10,259                  8,773
12/30/2005          8,866           10,209                  8,868
12/31/2005          8,866           10,209                  8,868
  1/1/2006          8,866           10,209                  8,868
  1/2/2006          8,866           10,209                  8,868
  1/3/2006          9,002           10,376                  9,005
  1/4/2006          9,038           10,417                  9,013
  1/5/2006          8,902           10,417                  8,882
  1/6/2006          9,014           10,517                  9,002
  1/7/2006          9,014           10,517                  9,002
  1/8/2006          9,014           10,517                  9,002
  1/9/2006          8,894           10,556                  8,896
 1/10/2006          8,858           10,553                  8,857
 1/11/2006          8,862           10,591                  8,849
 1/12/2006          8,821           10,524                  8,828
 1/13/2006          8,830           10,537                  8,836
 1/14/2006          8,830           10,537                  8,836
 1/15/2006          8,830           10,537                  8,836
 1/16/2006          8,830           10,537                  8,836
 1/17/2006          9,114           10,499                  9,094
 1/18/2006          8,970           10,459                  8,969
 1/19/2006          9,094           10,517                  9,086
 1/20/2006          9,291           10,325                  9,255
 1/21/2006          9,291           10,325                  9,255
 1/22/2006          9,291           10,325                  9,255
 1/23/2006          9,170           10,344                  9,173
 1/24/2006          9,078           10,369                  9,105
 1/25/2006          8,978           10,351                  8,985
 1/26/2006          8,998           10,426                  9,007
 1/27/2006          9,162           10,508                  9,149
 1/28/2006          9,162           10,508                  9,149
 1/29/2006          9,162           10,508                  9,149
 1/30/2006          9,319           10,521                  9,307
 1/31/2006          9,243           10,479                  9,253
  2/1/2006          9,030           10,500                  9,079
  2/2/2006          8,898           10,407                  8,895
  2/3/2006          8,974           10,352                  8,987
  2/4/2006          8,974           10,352                  8,987
  2/5/2006          8,974           10,352                  8,987
  2/6/2006          8,866           10,361                  8,894
  2/7/2006          8,625           10,277                  8,664
  2/8/2006          8,581           10,370                  8,601
  2/9/2006          8,573           10,356                  8,584
 2/10/2006          8,420           10,382                  8,436
 2/11/2006          8,420           10,382                  8,436
 2/12/2006          8,420           10,382                  8,436
 2/13/2006          8,332           10,350                  8,353
 2/14/2006          8,192           10,455                  8,230
 2/15/2006          8,059           10,494                  8,097
 2/16/2006          8,160           10,572                  8,177
 2/17/2006          8,280           10,554                  8,312
 2/18/2006          8,280           10,554                  8,312
 2/19/2006          8,280           10,554                  8,312
 2/20/2006          8,280           10,554                  8,312
 2/21/2006          8,464           10,520                  8,495
 2/22/2006          8,276           10,600                  8,310
 2/23/2006          8,292           10,563                  8,301
 2/24/2006          8,452           10,578                  8,475
 2/25/2006          8,452           10,578                  8,475
 2/26/2006          8,452           10,578                  8,475
 2/27/2006          8,188           10,618                  8,239
 2/28/2006          8,288           10,508                  8,318
  3/1/2006          8,356           10,597                  8,369
  3/2/2006          8,541           10,580                  8,543
  3/3/2006          8,569           10,565                  8,597
  3/4/2006          8,569           10,565                  8,597
  3/5/2006          8,569           10,565                  8,597
  3/6/2006          8,328           10,491                  8,409
  3/7/2006          8,248           10,472                  8,294
  3/8/2006          8,099           10,497                  8,173
  3/9/2006          8,228           10,446                  8,248
 3/10/2006          8,164           10,522                  8,207
 3/11/2006          8,164           10,522                  8,207
 3/12/2006          8,164           10,522                  8,207
 3/13/2006          8,368           10,546                  8,387
 3/14/2006          8,545           10,656                  8,559
 3/15/2006          8,404           10,702                  8,466
 3/16/2006          8,533           10,722                  8,558
 3/17/2006          8,460           10,737                  8,490
 3/18/2006          8,460           10,737                  8,490
 3/19/2006          8,460           10,737                  8,490
 3/20/2006          8,240           10,720                  8,288
 3/21/2006          8,292           10,655                  8,344
 3/22/2006          8,240           10,720                  8,276
 3/23/2006          8,485           10,692                  8,492
 3/24/2006          8,513           10,702                  8,529
 3/25/2006          8,513           10,702                  8,529
 3/26/2006          8,513           10,702                  8,529
 3/27/2006          8,485           10,691                  8,517
 3/28/2006          8,661           10,623                  8,687
 3/29/2006          8,757           10,704                  8,745
 3/30/2006          8,854           10,683                  8,839
 3/31/2006          8,701           10,638                  8,744
  4/1/2006          8,701           10,638                  8,744
  4/2/2006          8,701           10,638                  8,744
  4/3/2006          8,709           10,663                  8,800
  4/4/2006          8,713           10,731                  8,724
  4/5/2006          8,834           10,778                  8,832
  4/6/2006          8,918           10,760                  8,928
  4/7/2006          8,834           10,649                  8,849
  4/8/2006          8,834           10,649                  8,849
  4/9/2006          8,834           10,649                  8,849
 4/10/2006          9,026           10,658                  9,017
 4/11/2006          9,066           10,577                  9,072
 4/12/2006          9,070           10,590                  9,093
 4/13/2006          9,191           10,598                  9,171
 4/14/2006          9,191           10,598                  9,171
 4/15/2006          9,191           10,598                  9,171
 4/16/2006          9,191           10,598                  9,171
 4/17/2006          9,363           10,567                  9,334
 4/18/2006          9,552           10,751                  9,541
 4/19/2006          9,652           10,771                  9,642
 4/20/2006          9,520           10,784                  9,548
 4/21/2006          9,748           10,782                  9,708
 4/22/2006          9,748           10,782                  9,708
 4/23/2006          9,748           10,782                  9,708
 4/24/2006          9,524           10,756                  9,511
 4/25/2006          9,491           10,704                  9,496
 4/26/2006          9,391           10,735                  9,422
 4/27/2006          9,191           10,774                  9,221
 4/28/2006          9,315           10,781                  9,298
 4/29/2006          9,315           10,781                  9,298
 4/30/2006          9,315           10,781                  9,298
  5/1/2006          9,515           10,737                  9,483
  5/2/2006          9,600           10,803                  9,580
  5/3/2006          9,339           10,760                  9,352
  5/4/2006          9,259           10,797                  9,209
  5/5/2006          9,243           10,908                  9,264
  5/6/2006          9,243           10,908                  9,264
  5/7/2006          9,243           10,908                  9,264
  5/8/2006          9,219           10,900                  9,206
  5/9/2006          9,347           10,904                  9,340
 5/10/2006          9,576           10,890                  9,554
 5/11/2006          9,712           10,753                  9,706
 5/12/2006          9,540           10,632                  9,543
 5/13/2006          9,540           10,632                  9,543
 5/14/2006          9,540           10,632                  9,543
 5/15/2006          9,154           10,660                  9,217
 5/16/2006          9,247           10,641                  9,233
 5/17/2006          9,050           10,464                  9,130
 5/18/2006          9,179           10,395                  9,162
 5/19/2006          8,998           10,438                  9,026
 5/20/2006          8,998           10,438                  9,026
 5/21/2006          8,998           10,438                  9,026
 5/22/2006          9,090           10,397                  9,126
 5/23/2006          9,323           10,352                  9,362
 5/24/2006          9,070           10,369                  9,083
 5/25/2006          9,235           10,488                  9,230
 5/26/2006          9,279           10,549                  9,280
 5/27/2006          9,279           10,549                  9,280
 5/28/2006          9,279           10,549                  9,280
 5/29/2006          9,279           10,549                  9,280
 5/30/2006          9,319           10,383                  9,311
 5/31/2006          9,207           10,471                  9,227
  6/1/2006          9,142           10,600                  9,164
  6/2/2006          9,403           10,621                  9,377
  6/3/2006          9,403           10,621                  9,377
  6/4/2006          9,403           10,621                  9,377
  6/5/2006          9,307           10,432                  9,368
  6/6/2006          9,291           10,421                  9,301
  6/7/2006          9,142           10,359                  9,162
  6/8/2006          9,066           10,375                  9,075
  6/9/2006          9,162           10,328                  9,183
 6/10/2006          9,162           10,328                  9,183
 6/11/2006          9,162           10,328                  9,183
 6/12/2006          9,062           10,197                  9,076
 6/13/2006          8,797           10,095                  8,837
 6/14/2006          8,850           10,148                  8,888
 6/15/2006          9,006           10,364                  9,013
 6/16/2006          9,002           10,325                  9,027
 6/17/2006          9,002           10,325                  9,027
 6/18/2006          9,002           10,325                  9,027
 6/19/2006          8,834           10,231                  8,898
 6/20/2006          8,838           10,231                  8,869
 6/21/2006          8,974           10,331                  8,987
 6/22/2006          9,006           10,279                  9,033
 6/23/2006          8,982           10,270                  9,006
 6/24/2006          8,982           10,270                  9,006
 6/25/2006          8,982           10,270                  9,006
 6/26/2006          9,098           10,320                  9,099
 6/27/2006          9,102           10,227                  9,114
 6/28/2006          9,106           10,285                  9,116
 6/29/2006          9,271           10,507                  9,279
 6/30/2006          9,355           10,485                  9,334
  7/1/2006          9,355           10,485                  9,334
  7/2/2006          9,355           10,485                  9,334
  7/3/2006          9,363           10,569                  9,352
  7/4/2006          9,363           10,569                  9,352
  7/5/2006          9,451           10,493                  9,425
  7/6/2006          9,443           10,522                  9,462
  7/7/2006          9,323           10,451                  9,344
  7/8/2006          9,323           10,451                  9,344
  7/9/2006          9,323           10,451                  9,344
 7/10/2006          9,247           10,467                  9,272
 7/11/2006          9,351           10,510                  9,379
 7/12/2006          9,459           10,396                  9,469
 7/13/2006          9,660           10,262                  9,650
 7/14/2006          9,692           10,211                  9,716
 7/15/2006          9,692           10,211                  9,716
 7/16/2006          9,692           10,211                  9,716
 7/17/2006          9,443           10,197                  9,473
 7/18/2006          9,323           10,217                  9,317
 7/19/2006          9,263           10,408                  9,280
 7/20/2006          9,183           10,320                  9,237
 7/21/2006          9,223           10,247                  9,237
 7/22/2006          9,223           10,247                  9,237
 7/23/2006          9,223           10,247                  9,237
 7/24/2006          9,331           10,417                  9,339
 7/25/2006          9,223           10,483                  9,240
 7/26/2006          9,279           10,479                  9,303
 7/27/2006          9,383           10,438                  9,390
 7/28/2006          9,271           10,565                  9,295
 7/29/2006          9,271           10,565                  9,295
 7/30/2006          9,271           10,565                  9,295
 7/31/2006          9,536           10,550                  9,521
  8/1/2006          9,552           10,502                  9,526
  8/2/2006          9,696           10,567                  9,665
  8/3/2006          9,556           10,584                  9,533
  8/4/2006          9,495           10,577                  9,502
  8/5/2006          9,495           10,577                  9,502
  8/6/2006          9,495           10,577                  9,502
  8/7/2006          9,664           10,548                  9,638
  8/8/2006          9,580           10,513                  9,588
  8/9/2006          9,616           10,470                  9,634
 8/10/2006          9,391           10,521                  9,388
 8/11/2006          9,343           10,480                  9,367
 8/12/2006          9,343           10,480                  9,367
 8/13/2006          9,343           10,480                  9,367
 8/14/2006          9,207           10,493                  9,214
 8/15/2006          9,158           10,638                  9,188
 8/16/2006          9,066           10,722                  9,121
 8/17/2006          8,882           10,739                  8,923
 8/18/2006          8,946           10,779                  8,989
 8/19/2006          8,946           10,779                  8,989
 8/20/2006          8,946           10,779                  8,989
 8/21/2006          9,090           10,740                  9,095
 8/22/2006          9,098           10,750                  9,131
 8/23/2006          8,942           10,703                  9,003
 8/24/2006          9,046           10,729                  9,072
 8/25/2006          9,058           10,722                  9,111
 8/26/2006          9,058           10,722                  9,111
 8/27/2006          9,058           10,722                  9,111
 8/28/2006          8,793           10,777                  8,875
 8/29/2006          8,729           10,800                  8,808
 8/30/2006          8,741           10,804                  8,798
 8/31/2006          8,777           10,801                  8,830
  9/1/2006          8,677           10,861                  8,701
  9/2/2006          8,677           10,861                  8,701
  9/3/2006          8,677           10,861                  8,701
  9/4/2006          8,677           10,861                  8,701
  9/5/2006          8,585           10,880                  8,671
  9/6/2006          8,525           10,774                  8,598
  9/7/2006          8,432           10,722                  8,542
  9/8/2006          8,324           10,763                  8,411
  9/9/2006          8,324           10,763                  8,411
 9/10/2006          8,324           10,763                  8,411
 9/11/2006          8,148           10,769                  8,273
 9/12/2006          8,039           10,881                  8,139
 9/13/2006          7,967           10,926                  8,109
 9/14/2006          7,799           10,911                  7,973
 9/15/2006          7,807           10,941                  7,935
 9/16/2006          7,807           10,941                  7,935
 9/17/2006          7,807           10,941                  7,935
 9/18/2006          7,875           10,952                  8,000
 9/19/2006          7,670           10,928                  7,846
 9/20/2006          7,534           10,986                  7,696
 9/21/2006          7,650           10,929                  7,794
 9/22/2006          7,502           10,902                  7,693
 9/23/2006          7,502           10,902                  7,693
 9/24/2006          7,502           10,902                  7,693
 9/25/2006          7,538           10,998                  7,713
 9/26/2006          7,534           11,081                  7,718
 9/27/2006          7,710           11,085                  7,845
 9/28/2006          7,690           11,106                  7,857
 9/29/2006          7,706           11,079                  7,885
 9/30/2006          7,706           11,079                  7,885
 10/1/2006          7,706           11,079                  7,885
 10/2/2006          7,554           11,042                  7,743
 10/3/2006          7,377           11,065                  7,550
 10/4/2006          7,441           11,201                  7,627
 10/5/2006          7,546           11,229                  7,746
 10/6/2006          7,550           11,199                  7,747
 10/7/2006          7,550           11,199                  7,747
 10/8/2006          7,550           11,199                  7,747
 10/9/2006          7,622           11,208                  7,837
10/10/2006          7,502           11,231                  7,717
10/11/2006          7,437           11,204                  7,672
10/12/2006          7,437           11,311                  7,674
10/13/2006          7,566           11,334                  7,762
10/14/2006          7,566           11,334                  7,762
10/15/2006          7,566           11,334                  7,762
10/16/2006          7,682           11,362                  7,938
10/17/2006          7,642           11,321                  7,863
10/18/2006          7,618           11,338                  7,755
10/19/2006          7,650           11,346                  7,859
10/20/2006          7,562           11,360                  7,778
10/21/2006          7,562           11,360                  7,778
10/22/2006          7,562           11,360                  7,778
10/23/2006          7,502           11,430                  7,729
10/24/2006          7,570           11,433                  7,794
10/25/2006          7,762           11,474                  7,994
10/26/2006          7,682           11,531                  7,892
10/27/2006          7,654           11,435                  7,904
10/28/2006          7,654           11,435                  7,904
10/29/2006          7,654           11,435                  7,904
10/30/2006          7,441           11,440                  7,667
10/31/2006          7,470           11,440                  7,682
 11/1/2006          7,470           11,357                  7,689
 11/2/2006          7,405           11,357                  7,667
 11/3/2006          7,514           11,332                  7,772
 11/4/2006          7,514           11,332                  7,772
 11/5/2006          7,514           11,332                  7,772
 11/6/2006          7,582           11,461                  7,830
 11/7/2006          7,526           11,487                  7,774
 11/8/2006          7,606           11,513                  7,840
 11/9/2006          7,694           11,455                  7,980
11/10/2006          7,542           11,476                  7,789
11/11/2006          7,542           11,476                  7,789
11/12/2006          7,542           11,476                  7,789
11/13/2006          7,474           11,508                  7,706
11/14/2006          7,446           11,582                  7,696
11/15/2006          7,514           11,613                  7,770
11/16/2006          7,317           11,640                  7,584
11/17/2006          7,361           11,652                  7,626
11/18/2006          7,361           11,652                  7,626
11/19/2006          7,361           11,652                  7,626
11/20/2006          7,377           11,646                  7,631
11/21/2006          7,502           11,666                  7,771
11/22/2006          7,385           11,694                  7,659
11/23/2006          7,385           11,694                  7,659
11/24/2006          7,450           11,653                  7,720
11/25/2006          7,450           11,653                  7,720
11/26/2006          7,450           11,653                  7,720
11/27/2006          7,550           11,494                  7,809
11/28/2006          7,610           11,537                  7,868
11/29/2006          7,750           11,648                  8,018
11/30/2006          7,835           11,658                  8,107
 12/1/2006          7,823           11,625                  8,086
 12/2/2006          7,823           11,625                  8,086
 12/3/2006          7,823           11,625                  8,086
 12/4/2006          7,646           11,729                  7,927
 12/5/2006          7,682           11,776                  7,929
 12/6/2006          7,622           11,763                  7,861
 12/7/2006          7,582           11,717                  7,851
 12/8/2006          7,514           11,739                  7,811
 12/9/2006          7,514           11,739                  7,811
12/10/2006          7,514           11,739                  7,811
12/11/2006          7,486           11,765                  7,748
12/12/2006          7,437           11,753                  7,715
12/13/2006          7,474           11,769                  7,742
12/14/2006          7,570           11,872                  7,841
12/15/2006          7,606           11,886                  7,852
12/16/2006          7,606           11,886                  7,852
12/17/2006          7,606           11,886                  7,852
12/18/2006          7,433           11,847                  7,717
12/19/2006          7,490           11,873                  7,767
12/20/2006          7,498           11,857                  7,763
12/21/2006          7,441           11,816                  7,685
12/22/2006          7,393           11,755                  7,673
12/23/2006          7,393           11,755                  7,673
12/24/2006          7,393           11,755                  7,673
12/25/2006          7,393           11,755                  7,673
12/26/2006          7,241           11,806                  7,531
12/27/2006          7,201           11,892                  7,483
12/28/2006          7,237           11,875                  7,506
12/29/2006          7,281           11,821                  7,530
12/30/2006          7,281           11,821                  7,530
12/31/2006          7,281           11,821                  7,530

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/06
--------------------------------------------------------------------------------
                                                                         SINCE
                                                               ONE     INCEPTION
                                                              YEAR    (09/30/05)
--------------------------------------------------------------------------------
COMMODITIES FUND                                            -17.87%     -22.39%
S&P 500 INDEX                                                15.79%      14.30%
GOLDMAN SACHS COMMODITY INDEX                               -15.08%     -20.28%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX AND THE GOLDMAN SACHS COMMODITY INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE THEIR REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                      COMMODITIES FUND
EXCHANGE TRADED FUNDS                      21.6%
COMMODITY LINKED NOTES                     65.5%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

The Fund invests principally in exchange traded funds and in derivative instruments such as commodity linked notes, futures contracts, and options on index futures.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 39

--------------------------------------------------------------------------------

CONSUMER PRODUCTS FUND

OBJECTIVE: Seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.

INCEPTION: May 29, 2001

In 2006, the consumer products sector lived up to its billing as a defensive sector. The fund returned 17.42% for the year versus the S&P 500 Index, which returned 15.79% for the same period.

All six of the industries included in Rydex Consumer Products Fund had double-digit returns for the year. Best performers were tobacco and personal products, which returned more than 30%. Food products, household products, food & staples retailing and beverages had 15%-20% gains.

                          CUMULATIVE FUND PERFORMANCE:
                        MAY 29, 2001 - DECEMBER 31, 2006

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

             CONSUMER PRODUCTS                    S&P 500 CONSUMER
    DATE           FUND           S&P 500 INDEX    STAPLES INDEX*
 5/29/2001        10,000             10,000            10,000
 5/31/2001         9,860              9,908             9,973
 6/30/2001         9,604              9,667             9,645
 7/31/2001         9,664              9,571             9,713
 8/31/2001         9,968              8,972            10,106
 9/30/2001         9,716              8,248             9,899
10/31/2001         9,752              8,405             9,837
11/30/2001        10,044              9,050            10,050
12/31/2001        10,128              9,129            10,100
 1/31/2002        10,216              8,996            10,206
 2/28/2002        10,624              8,822            10,612
 3/31/2002        10,984              9,154            10,960
 4/30/2002        11,108              8,599            11,163
 5/31/2002        11,208              8,536            11,255
 6/30/2002        10,596              7,928            10,568
 7/31/2002        10,124              7,310            10,079
 8/31/2002        10,268              7,358            10,176
 9/30/2002         9,446              6,558             9,413
10/31/2002         9,911              7,135             9,735
11/30/2002         9,919              7,555             9,441
12/31/2002         9,763              7,111             9,463
 1/31/2003         9,418              6,925             9,115
 2/28/2003         9,162              6,821             8,851
 3/31/2003         9,202              6,887             8,799
 4/30/2003         9,747              7,455             9,053
 5/31/2003        10,464              7,847             9,479
 6/30/2003        10,608              7,948             9,549
 7/31/2003        10,632              8,088             9,482
 8/31/2003        10,841              8,245             9,664
 9/30/2003        10,913              8,158             9,618
10/31/2003        11,358              8,619            10,082
11/30/2003        11,682              8,695            10,167
12/31/2003        11,897              9,151            10,336
 1/31/2004        12,111              9,319            10,345
 2/29/2004        12,568              9,449            10,931
 3/31/2004        12,641              9,306            10,868
 4/30/2004        12,856              9,160            10,989
 5/31/2004        12,747              9,286            10,842
 6/30/2004        13,058              9,466            10,866
 7/31/2004        12,180              9,153            10,327
 8/31/2004        12,386              9,190            10,520
 9/30/2004        12,056              9,290            10,209
10/31/2004        12,203              9,432            10,269
11/30/2004        12,890              9,813            10,563
12/31/2004        13,479             10,147            10,960
 1/31/2005        13,598              9,900            11,079
 2/28/2005        13,643             10,108            11,090
 3/31/2005        13,496              9,929            10,977
 4/30/2005        13,123              9,741            10,861
 5/31/2005        13,479             10,051            11,082
 6/30/2005        13,406             10,065            10,849
 7/31/2005        13,802             10,439            11,169
 8/31/2005        13,606             10,344            10,995
 9/30/2005        13,702             10,428            11,121
10/31/2005        13,337             10,254            11,073
11/30/2005        13,371             10,642            11,152
12/31/2005        13,426             10,645            11,107
 1/31/2006        13,562             10,927            11,088
 2/28/2006        13,685             10,957            11,195
 3/31/2006        13,935             11,093            11,216
 4/30/2006        14,071             11,242            11,285
 5/31/2006        14,266             10,919            11,339
 6/30/2006        14,326             10,934            11,475
 7/31/2006        14,559             11,001            11,682
 8/31/2006        15,022             11,263            12,101
 9/30/2006        15,090             11,553            12,059
10/31/2006        15,332             11,930            12,280
11/30/2006        15,455             12,156            12,147
12/31/2006        15,765             12,327            12,413

* DATA POINTS FOR THE LINE GRAPH DO NOT REFLECT THE REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/06
--------------------------------------------------------------------------------
                                                                        SINCE
                                                       ONE     FIVE   INCEPTION
                                                      YEAR     YEAR   (05/29/01)
--------------------------------------------------------------------------------
CONSUMER PRODUCTS FUND                               17.42%   9.25%     8.48%
S&P 500 INDEX                                        15.79%   6.19%     3.81%
S&P 500 CONSUMER STAPLES INDEX                       14.58%   6.51%     6.24%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX AND THE S&P 500 CONSUMER STAPLES INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE THEIR REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                                                       CONSUMER PRODUCTS FUND
FOOD PRODUCTS                                                  33%
BEVERAGES                                                      21%
HOUSEHOLD PRODUCTS                                             16%
TOBACCO                                                        12%
FOOD & STAPLES RETAILING                                       12%
PERSONAL PRODUCTS                                               6%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Procter & Gamble Co.                                                        6.8%
Altria Group, Inc.                                                          6.6%
Coca-Cola Co.                                                               5.1%
PepsiCo, Inc.                                                               4.6%
Kraft Foods, Inc. -- Class A                                                3.6%
Anheuser-Bush Cos., Inc.                                                    2.9%
Colgate-Palmolive Co.                                                       2.8%
Kimberly-Clark Corp.                                                        2.6%
Sysco Corp.                                                                 2.3%
General Mills, Inc.                                                         2.1%
--------------------------------------------------------------------------------
Top Ten Total                                                              39.4%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


40 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

ELECTRONICS FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.

INCEPTION: August 3, 2001

Renewed investor concern about excess capacity resulted in semiconductors being the worst performing industry group in the technology sector for 2006. In addition, the no-holds-barred battle for market share among industry leaders, particularly Intel and Advanced Micro Devices, weighed heavily on the entire group. With Intel declining nearly 19% and AMD losing more than one third of its value during the period, it should come as no surprise that electronics companies as a whole underperformed the S&P 500 Index (+15.79%) by a wide margin. Although Rydex Electronics Fund, in step with its sector, underperformed the S&P 500, it stayed out of negative return territory with a 2.49% for the year.

                          CUMULATIVE FUND PERFORMANCE:
                       AUGUST 3, 2001 - DECEMBER 31, 2006

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                    S&P 500 INFORMATION
   DATE       ELECTRONICS FUND    S&P 500 INDEX      TECHNOLOGY INDEX*
  8/3/2001         10,000             10,000               10,000
 8/31/2001          8,824              9,346                8,437
 9/30/2001          6,068              8,592                6,777
10/31/2001          7,312              8,755                7,954
11/30/2001          8,432              9,427                9,310
12/31/2001          8,256              9,510                9,128
 1/31/2002          8,504              9,371                9,253
 2/28/2002          7,568              9,190                7,954
 3/31/2002          8,696              9,536                8,446
 4/30/2002          7,864              8,958                7,399
 5/31/2002          7,308              8,892                7,113
 6/30/2002          5,900              8,258                6,247
 7/31/2002          5,164              7,615                5,726
 8/31/2002          4,688              7,665                5,654
 9/30/2002          3,643              6,832                4,662
10/31/2002          4,482              7,433                5,701
11/30/2002          5,674              7,870                6,660
12/31/2002          4,276              7,408                5,698
 1/31/2003          4,043              7,214                5,602
 2/28/2003          4,319              7,106                5,737
 3/31/2003          4,147              7,175                5,667
 4/30/2003          4,676              7,766                6,178
 5/31/2003          5,484              8,175                6,695
 6/30/2003          5,244              8,279                6,690
 7/31/2003          5,764              8,425                7,060
 8/31/2003          6,753              8,589                7,461
 9/30/2003          6,125              8,498                7,410
10/31/2003          7,222              8,979                8,013
11/30/2003          7,627              9,058                8,137
12/31/2003          7,261              9,533                8,351
 1/31/2004          7,450              9,708                8,641
 2/29/2004          7,166              9,843                8,357
 3/31/2004          6,908              9,694                8,133
 4/30/2004          6,035              9,542                7,753
 5/31/2004          6,685              9,673                8,135
 6/30/2004          6,534              9,861                8,358
 7/31/2004          5,433              9,535                7,727
 8/31/2004          4,848              9,573                7,310
 9/30/2004          4,998              9,677                7,522
10/31/2004          5,338              9,825                7,916
11/30/2004          5,480             10,223                8,295
12/31/2004          5,665             10,570                8,529
 1/31/2005          5,132             10,313                8,081
 2/28/2005          5,553             10,530                8,079
 3/31/2005          5,205             10,343                7,892
 4/30/2005          4,835             10,147                7,580
 5/31/2005          5,424             10,470                8,162
 6/30/2005          5,368             10,485                8,018
 7/31/2005          5,953             10,875                8,488
 8/31/2005          5,867             10,776                8,462
 9/30/2005          5,833             10,863                8,484
10/31/2005          5,403             10,682                8,297
11/30/2005          6,065             11,086                8,822
12/31/2005          5,884             11,089                8,562
 1/31/2006          6,517             11,383                8,835
 2/28/2006          6,465             11,414                8,747
 3/31/2006          6,525             11,556                8,904
 4/30/2006          6,680             11,711                8,802
 5/31/2006          6,022             11,374                8,171
 6/30/2006          5,781             11,390                8,034
 7/31/2006          5,433             11,460                7,731
 8/31/2006          5,897             11,733                8,369
 9/30/2006          5,915             12,035                8,703
10/31/2006          5,988             12,427                9,061
11/30/2006          6,207             12,663                9,348
12/31/2006          6,031             12,841                9,221

* DATA POINTS FOR THE LINE GRAPH DO NOT REFLECT THE REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/06
--------------------------------------------------------------------------------
                                                                        SINCE
                                                    ONE      FIVE     INCEPTION
                                                   YEAR      YEAR     (08/03/01)
--------------------------------------------------------------------------------
ELECTRONICS FUND                                   2.49%    -6.09%      -8.92%
S&P 500 INDEX                                     15.79%     6.19%       4.73%
S&P 500 INFORMATION TECHNOLOGY INDEX               8.42%     0.68%      -1.04%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX AND THE S&P 500 INFORMATION TECHNOLOGY INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE THEIR REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                                                                ELECTRONICS FUND
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                              100%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Intel Corp.                                                                 9.2%
Texas Instruments, Inc.                                                     5.3%
Applied Materials, Inc.                                                     4.6%
Nvidia Corp.                                                                3.5%
Broadcom Corp. -- Class A                                                   3.4%
Analog Devices, Inc.                                                        3.1%
KLA-Tencor Corp.                                                            2.8%
Maxim Integrated Products, Inc.                                             2.8%
MEMC Electronic Materials, Inc.                                             2.6%
Linear Technology Corp.                                                     2.6%
--------------------------------------------------------------------------------
Top Ten Total                                                              39.9%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 41

--------------------------------------------------------------------------------

ENERGY FUND

OBJECTIVE: Seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production and development of oil, gas, coal and alternative sources of energy.

INCEPTION: May 29, 2001

Oil prices hit record highs in 2006, breaking $77 dollars per barrel before closing the year near where they started. Escalated tension in the Middle East over the summer propelled oil prices higher. Israel and Palestine clashed after the kidnapping of an Israeli soldier near Gaza. Shortly thereafter, Iran abandoned discussions over its nuclear program with the U.S. and Europe, further exacerbating the unease. However as the situation in the Middle East improved, oil prices fell. Energy stocks continued to benefit from higher-than average oil prices and outpaced the broader S&P 500 Index. Large-cap energy stocks outperformed their smaller compatriots, affecting Rydex fund performance. Rydex Energy Fund returned 11.93% for the year.

                          CUMULATIVE FUND PERFORMANCE:
                        MAY 29, 2001 - DECEMBER 31, 2006

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

   DATE          ENERGY FUND      S&P 500 INDEX     S&P 500 ENERGY INDEX*
 5/29/2001         10,000             10,000                10,000
 5/31/2001          9,984              9,908                10,045
 6/30/2001          9,188              9,667                 9,362
 7/31/2001          9,040              9,571                 9,207
 8/31/2001          8,796              8,972                 8,848
 9/30/2001          8,088              8,248                 8,248
10/31/2001          8,324              8,405                 8,508
11/30/2001          7,984              9,050                 8,151
12/31/2001          8,440              9,129                 8,580
 1/31/2002          8,052              8,996                 8,417
 2/28/2002          8,304              8,822                 8,748
 3/31/2002          9,060              9,154                 9,329
 4/30/2002          8,768              8,599                 8,853
 5/31/2002          8,376              8,536                 8,861
 6/30/2002          8,104              7,928                 8,835
 7/31/2002          7,072              7,310                 7,709
 8/31/2002          7,200              7,358                 7,674
 9/30/2002          6,648              6,558                 7,010
10/31/2002          6,980              7,135                 7,210
11/30/2002          7,180              7,555                 7,439
12/31/2002          7,300              7,111                 7,436
 1/31/2003          7,040              6,925                 7,244
 2/28/2003          7,140              6,821                 7,352
 3/31/2003          7,052              6,887                 7,436
 4/30/2003          7,120              7,455                 7,399
 5/31/2003          7,972              7,847                 8,000
 6/30/2003          7,900              7,948                 7,911
 7/31/2003          7,504              8,088                 7,712
 8/31/2003          7,916              8,245                 8,149
 9/30/2003          7,748              8,158                 7,945
10/31/2003          7,876              8,619                 8,009
11/30/2003          7,980              8,695                 7,998
12/31/2003          8,980              9,151                 9,102
 1/31/2004          9,100              9,319                 9,215
 2/29/2004          9,576              9,449                 9,585
 3/31/2004          9,556              9,306                 9,520
 4/30/2004          9,752              9,160                 9,677
 5/31/2004          9,616              9,286                 9,687
 6/30/2004         10,252              9,466                10,185
 7/31/2004         10,536              9,153                10,523
 8/31/2004         10,300              9,190                10,378
 9/30/2004         11,290              9,290                11,246
10/31/2004         11,330              9,432                11,316
11/30/2004         12,294              9,813                11,963
12/31/2004         11,878             10,147                11,721
 1/31/2005         12,210              9,900                12,039
 2/28/2005         13,935             10,108                14,240
 3/31/2005         13,679              9,929                13,720
 4/30/2005         12,874              9,741                12,991
 5/31/2005         13,279             10,051                13,168
 6/30/2005         14,359             10,065                13,929
 7/31/2005         15,432             10,439                14,725
 8/31/2005         16,328             10,344                15,476
 9/30/2005         17,270             10,428                16,404
10/31/2005         15,847             10,254                14,863
11/30/2005         16,099             10,642                15,063
12/31/2005         16,456             10,645                15,136
 1/31/2006         18,781             10,927                17,232
 2/28/2006         16,833             10,957                15,829
 3/31/2006         17,711             11,093                16,437
 4/30/2006         18,697             11,242                17,278
 5/31/2006         18,139             10,919                16,728
 6/30/2006         18,508             10,934                17,069
 7/31/2006         18,769             11,001                17,916
 8/31/2006         17,883             11,263                17,187
 9/30/2006         17,010             11,553                16,705
10/31/2006         17,849             11,930                17,451
11/30/2006         19,247             12,156                18,856
12/31/2006         18,418             12,327                18,498

* DATA POINTS FOR THE LINE GRAPH DO NOT REFLECT THE REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/06
--------------------------------------------------------------------------------
                                                                        SINCE
                                                    ONE      FIVE     INCEPTION
                                                   YEAR      YEAR     (05/29/01)
--------------------------------------------------------------------------------
ENERGY FUND                                       11.93%    16.89%      11.54%
S&P 500 INDEX                                     15.79%     6.19%       3.81%
S&P 500 ENERGY INDEX                              24.21%    19.09%      13.99%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX AND THE S&P 500 ENERGY INDEX ARE UNMANAGED STOCK INDECES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE THEIR REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                                                                     ENERGY FUND
OIL, GAS & CONSUMABLE FUELS                                              71%
ENERGY EQUIPMENT & SERVICES                                              29%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                                           7.3%
BP PLC -- SP ADR                                                            4.8%
TOTAL SA -- SP ADR                                                          4.4%
Chevron Corp.                                                               4.3%
ConocoPhillips                                                              3.8%
Royal Dutch Shell PLC- SP ADR                                               3.8%
Schlumberger Ltd.                                                           2.8%
Repsol YPF SA -- SP ADR                                                     2.2%
Occidental Petroleum Corp.                                                  2.1%
Marathon Oil Corp.                                                          2.0%
--------------------------------------------------------------------------------
Top Ten Total                                                              37.5%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


42 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

ENERGY SERVICES FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal and gas exploration and production.

INCEPTION: May 2, 2001

High crude oil prices, fueled by a combination of strong demand and constrained supply, have produced rich profits for oil producers over the last few years. In an effort to expand production, these producers increased their spending with the oilfield services companies that provide drilling rigs and associated products and services. These companies have enjoyed the strongest operating environment in two decades. This euphoria drove oilfield services companies higher through the early months of 2006. However, oil prices fell precipitously from their mid-year highs as geopolitical tensions eased and negatively impacted performance in this industry. Rydex Energy Services Fund rose 10.98%, trailing the S&P 500 Index's gain of 15.79%

                          CUMULATIVE FUND PERFORMANCE:
                         MAY 2, 2001 - DECEMBER 31, 2006

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

   DATE      ENERGY SERVICES FUND   S&P 500 INDEX   S&P 500 ENERGY INDEX*
  5/2/2001         10,000             10,000              10,000
 5/31/2001         10,376              9,923              10,409
 6/30/2001          8,272              9,682               9,702
 7/31/2001          7,620              9,587               9,541
 8/31/2001          6,660              8,986               9,168
 9/30/2001          5,700              8,261               8,547
10/31/2001          6,772              8,418               8,817
11/30/2001          6,584              9,064               8,447
12/31/2001          7,096              9,143               8,892
 1/31/2002          6,836              9,010               8,722
 2/28/2002          7,112              8,836               9,066
 3/31/2002          7,844              9,169               9,668
 4/30/2002          7,976              8,613               9,174
 5/31/2002          7,776              8,549               9,182
 6/30/2002          6,864              7,940               9,156
 7/31/2002          5,940              7,321               7,989
 8/31/2002          6,060              7,369               7,952
 9/30/2002          5,571              6,568               7,264
10/31/2002          5,944              7,147               7,472
11/30/2002          6,296              7,567               7,709
12/31/2002          6,239              7,123               7,706
 1/31/2003          5,953              6,936               7,506
 2/28/2003          6,278              6,832               7,619
 3/31/2003          5,983              6,898               7,705
 4/30/2003          6,048              7,467               7,668
 5/31/2003          7,029              7,860               8,290
 6/30/2003          6,690              7,960               8,198
 7/31/2003          6,083              8,101               7,991
 8/31/2003          6,513              8,259               8,444
 9/30/2003          6,122              8,171               8,233
10/31/2003          6,083              8,633               8,300
11/30/2003          6,027              8,709               8,288
12/31/2003          6,764              9,166               9,432
 1/31/2004          7,198              9,334               9,550
 2/29/2004          7,641              9,464               9,933
 3/31/2004          7,411              9,321               9,866
 4/30/2004          7,402              9,175              10,028
 5/31/2004          7,111              9,300              10,038
 6/30/2004          7,753              9,481              10,555
 7/31/2004          8,044              9,168              10,905
 8/31/2004          7,914              9,205              10,754
 9/30/2004          8,782              9,304              11,654
10/31/2004          8,556              9,446              11,726
11/30/2004          9,198              9,829              12,397
12/31/2004          9,046             10,163              12,146
 1/31/2005          9,415              9,915              12,476
 2/28/2005         10,444             10,124              14,757
 3/31/2005         10,235              9,945              14,218
 4/30/2005          9,415              9,756              13,462
 5/31/2005          9,827             10,067              13,646
 6/30/2005         10,713             10,081              14,434
 7/31/2005         11,958             10,456              15,260
 8/31/2005         12,674             10,360              16,038
 9/30/2005         13,151             10,444              16,999
10/31/2005         12,387             10,270              15,402
11/30/2005         13,060             10,659              15,610
12/31/2005         13,416             10,662              15,685
 1/31/2006         16,132             10,945              17,857
 2/28/2006         14,114             10,974              16,403
 3/31/2006         15,299             11,111              17,033
 4/30/2006         16,349             11,260              17,904
 5/31/2006         15,780             10,936              17,335
 6/30/2006         15,746             10,951              17,689
 7/31/2006         15,381             11,018              18,566
 8/31/2006         14,466             11,281              17,811
 9/30/2006         13,828             11,571              17,311
10/31/2006         14,387             11,948              18,084
11/30/2006         15,589             12,176              19,540
12/31/2006         14,889             12,346              19,169

* DATA POINTS FOR THE LINE GRAPH DO NOT REFLECT THE REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/06
--------------------------------------------------------------------------------
                                                                        SINCE
                                                     ONE      FIVE    INCEPTION
                                                     YEAR     YEAR    (05/02/01)
--------------------------------------------------------------------------------
ENERGY SERVICES FUND                                10.98%   15.98%      7.28%
S&P 500 INDEX                                       15.79%    6.19%      3.79%
S&P 500 ENERGY INDEX                                24.21%   19.09%     14.62%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX AND S&P 500 ENERGY INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE THEIR REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                                                            ENERGY SERVICES FUND
ENERGY EQIUPMENT & SERVICES                                         100%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Schlumberger Ltd.                                                           9.5%
Halliburton Co.                                                             6.4%
Transocean, Inc.                                                            5.8%
Baker Hughes, Inc.                                                          5.6%
Weatherford International Ltd.                                              4.1%
Noble Corp.                                                                 3.8%
Diamond Offshore Drilling, Inc.                                             3.7%
National-Oilwell Varco, Inc.                                                3.6%
Smith International, Inc.                                                   3.3%
Nabors Industries Ltd.                                                      3.2%
--------------------------------------------------------------------------------
Top Ten Total                                                              49.0%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 43

--------------------------------------------------------------------------------

FINANCIAL SERVICES FUND

OBJECTIVE: Seeks capital appreciation by investing in companies involved in the financial services sector.

INCEPTION: July 20, 2001

A record level of mergers and acquisitions activity along with higher rates helped Rydex Financial Services Fund (+16.73%) outperform the S&P 500 Index's 15.79% return. Real estate, diversified financials and insurance all had strong years, but for the third year in a row banks, even though they were up more than10%, were the worst performing industry group in the sector. REITs in general had a very good year, due in some degree to large private equity acquisitions, but the residential and office REITs in particular stood out this year as the hottest real estate sectors.

                          CUMULATIVE FUND PERFORMANCE:
                        JULY 20, 2001 - DECEMBER 31, 2006

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

   DATE      FINANCIAL SERVICES FUND   S&P 500 INDEX   S&P 500 FINANCIALS INDEX*
 7/20/2001          10,000               10,000                10,000
 7/31/2001          10,108               10,005                10,088
 8/31/2001           9,496                9,378                 9,458
 9/30/2001           8,992                8,621                 8,887
10/31/2001           8,680                8,785                 8,708
11/30/2001           9,280                9,459                 9,315
12/31/2001           9,560                9,542                 9,503
 1/31/2002           9,480                9,403                 9,334
 2/28/2002           9,460                9,222                 9,185
 3/31/2002          10,064                9,568                 9,784
 4/30/2002           9,980                8,988                 9,510
 5/31/2002           9,984                8,922                 9,478
 6/30/2002           9,500                8,286                 9,012
 7/31/2002           8,628                7,641                 8,284
 8/31/2002           8,808                7,691                 8,437
 9/30/2002           7,678                6,855                 7,436
10/31/2002           8,097                7,458                 8,090
11/30/2002           8,406                7,897                 8,408
12/31/2002           8,117                7,433                 7,942
 1/31/2003           7,988                7,239                 7,792
 2/28/2003           7,775                7,130                 7,536
 3/31/2003           7,682                7,199                 7,492
 4/30/2003           8,486                7,792                 8,394
 5/31/2003           8,993                8,203                 8,820
 6/30/2003           9,005                8,307                 8,826
 7/31/2003           9,403                8,454                 9,207
 8/31/2003           9,355                8,619                 9,100
 9/30/2003           9,370                8,527                 9,143
10/31/2003           9,993                9,010                 9,748
11/30/2003          10,106                9,089                 9,705
12/31/2003          10,464                9,565                10,160
 1/31/2004          10,855                9,741                10,459
 2/29/2004          11,209                9,876                10,722
 3/31/2004          11,064                9,727                10,594
 4/30/2004          10,541                9,575                10,081
 5/31/2004          10,839                9,706                10,253
 6/30/2004          10,891                9,895                10,282
 7/31/2004          10,589                9,567                10,044
 8/31/2004          10,955                9,606                10,367
 9/30/2004          11,065                9,710                10,258
10/31/2004          11,267                9,858                10,280
11/30/2004          11,787               10,257                10,566
12/31/2004          12,255               10,606                10,996
 1/31/2005          11,739               10,348                10,741
 2/28/2005          11,800               10,566                10,659
 3/31/2005          11,424               10,379                10,231
 4/30/2005          11,215               10,182                10,213
 5/31/2005          11,602               10,506                10,477
 6/30/2005          11,945               10,521                10,604
 7/31/2005          12,405               10,912                10,742
 8/31/2005          12,106               10,812                10,526
 9/30/2005          12,142               10,900                10,611
10/31/2005          12,151               10,718                10,927
11/30/2005          12,678               11,123                11,393
12/31/2005          12,669               11,127                11,406
 1/31/2006          12,983               11,422                11,489
 2/28/2006          13,240               11,453                11,693
 3/31/2006          13,431               11,596                11,701
 4/30/2006          13,627               11,751                12,176
 5/31/2006          13,135               11,413                11,697
 6/30/2006          13,157               11,428                11,612
 7/31/2006          13,266               11,499                11,880
 8/31/2006          13,440               11,773                11,974
 9/30/2006          13,893               12,076                12,460
10/31/2006          14,224               12,469                12,743
11/30/2006          14,433               12,707                12,771
12/31/2006          14,789               12,885                13,249

* DATA POINTS FOR THE LINE GRAPH DO NOT REFLECT THE REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/06
--------------------------------------------------------------------------------
                                                                        SINCE
                                                      ONE      FIVE   INCEPTION
                                                      YEAR     YEAR   (07/20/01)
--------------------------------------------------------------------------------
FINANCIAL SERVICES FUND                              16.73%   9.12%      7.44%
S&P 500 INDEX                                        15.79%   6.19%      4.76%
S&P 500 FINANCIALS INDEX                             19.23%   9.50%      7.84%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX AND THE S&P 500 FINANCIALS INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE THEIR REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                                                                       FINANCIAL
                                                                        SERVICES
                                                                          FUND
OTHER                                                                      5%
INSURANCE                                                                 22%
REAL ESTATE INVESTMENT TRUSTS                                             21%
COMMERCIAL BANKS                                                          20%
CAPITAL MARKETS                                                           14%
DIVERSIFIED FINANCIAL SERVICES                                             9%
THRIFTS & MORTGAGE FINANCE                                                 9%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Bank of America Corp.                                                       2.2%
Citigroup, Inc.                                                             2.0%
Wells Fargo & Co.                                                           1.6%
American International Group, Inc.                                          1.6%
Morgan Stanley                                                              1.5%
J.P. Morgan Chase & Co.                                                     1.4%
Wachovia Corp.                                                              1.4%
Fannie Mae                                                                  1.2%
Regions Financial Corp.                                                     1.2%
Freddie Mac                                                                 1.1%
--------------------------------------------------------------------------------
Top Ten Total                                                              15.2%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


44 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

HEALTH CARE FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the health care industry.

INCEPTION: June 19, 2001

Health care was the worst performing sector within S&P 500 for the year.

Medical technology stocks performed poorly, limiting industry performance. Biotech stocks returned -1.4%, due in large part to negative returns from large-cap stocks like Amgen, Genentech, Genzyme and Imclone.

There were bright spots, however: life sciences tools & services and health care technology. Most pharmaceutical companies had double-digit gains for the year in spite of patent expirations, pending litigations and Democrats gaining control of Congress. The equipment and supplies industry had a return of about 5.7%, in line with the sector. In the providers and services space, winners and losers were evenly distributed, resulting in a flat performance.

Not surprisingly given the performance of the sector, Rydex Health Care Fund produced sub par returns for the year 2006, returning 5.11% compared to 15.79% for S&P 500 Index.

                          CUMULATIVE FUND PERFORMANCE:
                        JUNE 19, 2001 - DECEMBER 31, 2006

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                             S&P 500 HEALTH
       DATE        HEALTH CARE FUND     S&P 500 INDEX          CARE INDEX*
    6/19/2001          10,000               10,000               10,000
    6/30/2001           9,552               10,100                9,363
    7/31/2001           9,852               10,000                9,858
    8/31/2001           9,516                9,374                9,491
    9/30/2001           9,480                8,617                9,628
   10/31/2001           9,436                8,781                9,573
   11/30/2001           9,796                9,455               10,024
   12/31/2001           9,528                9,538                9,698
    1/31/2002           9,356                9,399                9,598
    2/28/2002           9,360                9,218                9,622
    3/31/2002           9,416                9,564                9,637
    4/30/2002           8,848                8,984                9,033
    5/31/2002           8,740                8,918                8,846
    6/30/2002           7,856                8,283                8,028
    7/31/2002           7,640                7,637                7,854
    8/31/2002           7,736                7,687                7,937
    9/30/2002           7,273                6,852                7,421
   10/31/2002           7,538                7,455                7,857
   11/30/2002           7,674                7,894                8,056
   12/31/2002           7,498                7,430                7,761
    1/31/2003           7,510                7,235                7,723
    2/28/2003           7,342                7,127                7,573
    3/31/2003           7,526                7,196                7,827
    4/30/2003           7,943                7,789                8,093
    5/31/2003           8,488                8,199                8,229
    6/30/2003           8,688                8,304                8,577
    7/31/2003           9,017                8,450                8,446
    8/31/2003           8,944                8,615                8,119
    9/30/2003           8,964                8,523                8,145
   10/31/2003           9,205                9,006                8,199
   11/30/2003           9,433                9,085                8,318
   12/31/2003           9,730                9,561                8,794
    1/31/2004          10,103                9,737                9,034
    2/29/2004          10,167                9,872                9,096
    3/31/2004          10,010                9,723                8,716
    4/30/2004          10,131                9,571                8,983
    5/31/2004          10,095                9,702                8,951
    6/30/2004          10,167                9,891                8,920
    7/31/2004           9,501                9,563                8,437
    8/31/2004           9,598                9,602                8,568
    9/30/2004           9,662                9,706                8,408
   10/31/2004           9,438                9,854                8,221
   11/30/2004           9,751               10,253                8,347
   12/31/2004          10,335               10,602                8,815
    1/31/2005          10,047               10,343                8,530
    2/28/2005          10,271               10,561                8,777
    3/31/2005          10,177               10,374                8,726
    4/30/2005          10,409               10,177                9,019
    5/31/2005          10,644               10,501                9,092
    6/30/2005          10,701               10,516                9,053
    7/31/2005          11,038               10,907                9,258
    8/31/2005          11,107               10,808                9,206
    9/30/2005          11,091               10,895                9,149
   10/31/2005          10,827               10,713                8,873
   11/30/2005          11,172               11,119                8,941
   12/31/2005          11,436               11,122                9,243
    1/31/2006          11,647               11,417                9,373
    2/28/2006          11,712               11,448                9,445
    3/31/2006          11,643               11,590                9,323
    4/30/2006          11,269               11,746                9,023
    5/31/2006          11,005               11,408                8,819
    6/30/2006          11,005               11,423                8,820
    7/31/2006          11,342               11,494                9,297
    8/31/2006          11,651               11,767                9,546
    9/30/2006          11,744               12,071                9,681
   10/31/2006          11,838               12,464                9,722
   11/30/2006          11,907               12,701                9,669
   12/31/2006          12,020               12,879                9,777

* DATA POINTS FOR THE LINE GRAPH DO NOT REFLECT THE REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/06
--------------------------------------------------------------------------------
                                                                        SINCE
                                                    ONE       FIVE     INCEPTION
                                                    YEAR      YEAR    (06/19/01)
--------------------------------------------------------------------------------
HEALTH CARE FUND                                    5.11%    4.76%       3.38%
S&P 500 INDEX                                      15.79%    6.19%       4.68%
S&P 500 HEALTH CARE INDEX                           7.53%    1.68%       1.07%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX AND THE S&P 500 HEALTH CARE INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE THEIR REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                                                                HEALTH CARE FUND
OTHER                                                                   2%
PHARMACEUTICALS                                                        33%
HEALTH CARE PROVIDERS & SERVICES                                       22%
HEALTH CARE EQUIPMENT & SUPPLIES                                       20%
BIOTECHNOLOGY                                                          16%
LIFE SCIENCES TOOLS & SERVICES                                          7%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Johnson & Johnson, Inc.                                                    6.1%
Pfizer, Inc.                                                               5.8%
Merck & Co., Inc.                                                          4.0%
Amgen, Inc.                                                                3.5%
Genentech, Inc.                                                            3.4%
Medtronic, Inc.                                                            3.0%
Abbott Laboratories                                                        2.9%
UnitedHealth Group, Inc.                                                   2.8%
Eli Lilly & Co.                                                            2.8%
Wyeth                                                                      2.7%
--------------------------------------------------------------------------------
Top Ten Total                                                             37.0%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 45

--------------------------------------------------------------------------------

INTERNET FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet.

INCEPTION: May 24, 2001

Last year's big winner within the Internet sector, the Internet software & services industry, became this year's biggest loser. The industry, which is dominated by Google, eBay and Yahoo, suffered due to relatively higher valuations and competitive pressures. Other industries such as communications equipment, application software, systems software, and Internet & catalog retailing benefited from increasing internet usage rates and adoption of broadband access.

Rydex Internet Fund gained a modest 9.70%, as Internet companies failed to keep up with the broader S&P 500 Index (+15.79%) for the second year in a row.

                          CUMULATIVE FUND PERFORMANCE:
                        MAY 24, 2001 - DECEMBER 31, 2006

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                          S&P 500 INFORMATION
        DATE       INTERNET FUND      S&P 500 INDEX        TECHNOLOGY INDEX*
      5/24/2001       10,000              10,000                10,000
      5/31/2001        8,716               9,715                 9,002
      6/30/2001        8,232               9,479                 9,105
      7/31/2001        7,292               9,385                 8,564
      8/31/2001        5,840               8,798                 7,482
      9/30/2001        4,544               8,087                 6,010
     10/31/2001        5,236               8,241                 7,055
     11/30/2001        6,360               8,874                 8,257
     12/31/2001        6,304               8,951                 8,096
      1/31/2002        5,976               8,821                 8,207
      2/28/2002        4,804               8,651                 7,055
      3/31/2002        5,216               8,976                 7,491
      4/30/2002        4,336               8,432                 6,562
      5/31/2002        4,172               8,370                 6,308
      6/30/2002        3,608               7,773                 5,540
      7/31/2002        3,132               7,168                 5,078
      8/31/2002        3,196               7,215                 5,015
      9/30/2002        2,780               6,430                 4,134
     10/31/2002        3,440               6,996                 5,056
     11/30/2002        4,288               7,408                 5,907
     12/31/2002        3,572               6,973                 5,054
      1/31/2003        3,540               6,790                 4,968
      2/28/2003        3,484               6,689                 5,088
      3/31/2003        3,512               6,753                 5,026
      4/30/2003        3,880               7,310                 5,479
      5/31/2003        4,544               7,695                 5,938
      6/30/2003        4,620               7,793                 5,933
      7/31/2003        4,764               7,930                 6,262
      8/31/2003        5,036               8,085                 6,617
      9/30/2003        4,912               7,999                 6,572
     10/31/2003        5,384               8,452                 7,106
     11/30/2003        5,524               8,526                 7,216
     12/31/2003        5,872               8,973                 7,406
      1/31/2004        6,284               9,138                 7,664
      2/29/2004        6,176               9,265                 7,412
      3/31/2004        6,144               9,125                 7,213
      4/30/2004        5,788               8,982                 6,876
      5/31/2004        6,196               9,105                 7,215
      6/30/2004        6,464               9,282                 7,413
      7/31/2004        5,764               8,975                 6,853
      8/31/2004        5,468               9,011                 6,483
      9/30/2004        5,788               9,109                 6,671
     10/31/2004        6,144               9,248                 7,020
     11/30/2004        6,604               9,622                 7,357
     12/31/2004        6,804               9,950                 7,564
      1/31/2005        6,156               9,707                 7,168
      2/28/2005        5,780               9,911                 7,166
      3/31/2005        5,740               9,736                 6,999
      4/30/2005        5,516               9,551                 6,722
      5/31/2005        6,180               9,855                 7,239
      6/30/2005        5,920               9,869                 7,112
      7/31/2005        6,264              10,236                 7,528
      8/31/2005        6,204              10,143                 7,505
      9/30/2005        6,442              10,225                 7,524
     10/31/2005        6,405              10,055                 7,358
     11/30/2005        6,715              10,435                 7,824
     12/31/2005        6,710              10,438                 7,593
      1/31/2006        7,006              10,715                 7,836
      2/28/2006        6,865              10,744                 7,758
      3/31/2006        7,188              10,878                 7,897
      4/30/2006        7,075              11,024                 7,807
      5/31/2006        6,606              10,706                 7,247
      6/30/2006        6,597              10,721                 7,125
      7/31/2006        6,005              10,787                 6,856
      8/31/2006        6,519              11,044                 7,423
      9/30/2006        6,751              11,328                 7,719
     10/31/2006        7,152              11,697                 8,037
     11/30/2006        7,430              11,920                 8,291
     12/31/2006        7,361              12,087                 8,178

* DATA POINTS FOR THE LINE GRAPH DO NOT REFLECT THE REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/06
--------------------------------------------------------------------------------
                                                                        SINCE
                                                     ONE      FIVE    INCEPTION
                                                     YEAR     YEAR    (05/24/01)
--------------------------------------------------------------------------------
INTERNET FUND                                       9.70%    3.15%      -5.32%
S&P 500 INDEX                                      15.79%    6.19%       3.44%
S&P 500 INFORMATION TECHNOLOGY INDEX                8.42%    0.68%      -3.09%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX AND THE S&P 500 INFORMATION TECHNOLGY INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE THEIR REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                                                                 INTERNET FUND
OTHER                                                                 17%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                              29%
DIVERSIFIED TELECOMMUNICATION SERVICES                                26%
CAPITAL MARKETS                                                       13%
COMMERCIAL SERVICES & SUPPLIES                                         8%
HEALTH CARE TECHNOLOGY                                                 7%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Cisco Systems, Inc.                                                       10.2%
Google, Inc. -- Class A                                                    7.8%
Time Warner, Inc.                                                          7.3%
Qualcomm, Inc.                                                             5.8%
eBay, Inc.                                                                 4.9%
Yahoo!, Inc.                                                               4.3%
Research in Motion, Ltd.                                                   3.9%
Sun Microsystems, Inc.                                                     3.3%
Amazon.com, Inc.                                                           3.3%
Symantec Corp.                                                             3.2%
--------------------------------------------------------------------------------
Top Ten Total                                                             54.0%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


46 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

LEISURE FUND

OBJECTIVE: Seeks capital appreciation by investing in companies in the leisure and entertainment businesses.

INCEPTION: May 22, 2001

Rebounding from last year's decline, casinos were by far the biggest winners this year. Gains in the movies & entertainment, hotels resorts & cruise lines and restaurant industries also made significant contributions to the fund's strong performance. The leisure facilities and broadcasting & cable TV industries both had rough years and were the only two industries to post negative returns in the sector.

For the fourth time in five years, Rydex Leisure Fund (+23.47%) outperformed the S&P 500 Index (+15.79%).

                          CUMULATIVE FUND PERFORMANCE:
                        MAY 22, 2001 - DECEMBER 31, 2006

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                           S&P 500 CONSUMER
        DATE         LEISURE FUND      S&P 500 INDEX      DISCRETIONARY INDEX*
      5/22/2001         10,000            10,000                 10,000
      5/31/2001          9,528             9,595                  9,536
      6/30/2001          9,488             9,362                  9,388
      7/31/2001          8,792             9,270                  9,415
      8/31/2001          7,872             8,689                  8,414
      9/30/2001          6,136             7,988                  7,346
     10/31/2001          6,368             8,140                  7,513
     11/30/2001          6,980             8,764                  8,530
     12/31/2001          7,236             8,841                  8,734
      1/31/2002          7,504             8,712                  8,656
      2/28/2002          7,424             8,544                  8,760
      3/31/2002          7,828             8,865                  8,917
      4/30/2002          8,060             8,328                  8,553
      5/31/2002          8,020             8,267                  8,533
      6/30/2002          7,608             7,678                  7,842
      7/31/2002          7,000             7,079                  6,919
      8/31/2002          6,876             7,126                  7,096
      9/30/2002          6,292             6,351                  6,482
     10/31/2002          6,312             6,910                  6,900
     11/30/2002          6,572             7,317                  7,234
     12/31/2002          6,168             6,887                  6,599
      1/31/2003          5,908             6,707                  6,382
      2/28/2003          5,676             6,606                  6,324
      3/31/2003          5,912             6,670                  6,494
      4/30/2003          6,272             7,220                  7,244
      5/31/2003          6,688             7,600                  7,609
      6/30/2003          6,952             7,697                  7,717
      7/31/2003          7,180             7,833                  7,882
      8/31/2003          7,380             7,985                  8,272
      9/30/2003          7,320             7,901                  7,875
     10/31/2003          7,908             8,348                  8,576
     11/30/2003          8,124             8,421                  8,648
     12/31/2003          8,320             8,863                  8,980
      1/31/2004          8,580             9,025                  8,907
      2/29/2004          9,004             9,151                  9,087
      3/31/2004          9,148             9,013                  9,073
      4/30/2004          8,796             8,871                  8,928
      5/31/2004          8,708             8,993                  8,987
      6/30/2004          8,836             9,168                  9,029
      7/31/2004          8,500             8,864                  8,668
      8/31/2004          8,392             8,900                  8,653
      9/30/2004          8,812             8,997                  8,903
     10/31/2004          8,990             9,134                  9,263
     11/30/2004          9,615             9,504                  9,629
     12/31/2004         10,305             9,827                 10,071
      1/31/2005         10,111             9,588                  9,650
      2/28/2005         10,106             9,789                  9,600
      3/31/2005         10,131             9,616                  9,477
      4/30/2005          9,591             9,434                  8,862
      5/31/2005         10,033             9,734                  9,376
      6/30/2005          9,891             9,748                  9,363
      7/31/2005         10,098            10,110                  9,885
      8/31/2005          9,729            10,018                  9,538
      9/30/2005          9,504            10,099                  9,259
     10/31/2005          9,384             9,931                  9,072
     11/30/2005          9,839            10,306                  9,416
     12/31/2005          9,804            10,310                  9,330
      1/31/2006         10,308            10,583                  9,491
      2/28/2006         10,433            10,612                  9,548
      3/31/2006         10,888            10,744                  9,581
      4/30/2006         10,960            10,888                  9,703
      5/31/2006         10,580            10,575                  9,546
      6/30/2006         10,522            10,589                  9,511
      7/31/2006          9,808            10,654                  9,189
      8/31/2006         10,147            10,908                  9,361
      9/30/2006         10,746            11,189                  9,960
     10/31/2006         11,420            11,553                 10,601
     11/30/2006         11,848            11,773                 10,706
     12/31/2006         12,104            11,938                 10,938

* DATA POINTS FOR THE LINE GRAPH DO NOT REFLECT THE REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/06
--------------------------------------------------------------------------------
                                                                         SINCE
                                                     ONE     FIVE      INCEPTION
                                                    YEAR     YEAR     (05/22/01)
--------------------------------------------------------------------------------
LEISURE FUND                                       23.47%   10.84%       3.46%
S&P 500 INDEX                                      15.79%    6.19%       3.21%
S&P 500 CONSUMER DISCRETIONARY INDEX               18.64%    5.67%       2.63%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX AND THE S&P 500 CONSUMER DISCRETIONARY INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE THEIR REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                                                                    LEISURE FUND
SOFTWARE                                                                  5%
HOTELS RESTAURANTS & LEISURE                                             62%
MEDIA                                                                    22%
LEISURE EQUIPMENT & PRODUCTS                                             11%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Time Warner, Inc.                                                          5.6%
Walt Disney Co.                                                            4.9%
McDonald's Corp.                                                           4.3%
News Corp. -- Class A                                                      3.9%
Las Vegas Sands Corp.                                                      3.5%
Carnival Corp.                                                             3.1%
Viacom, Inc. -- Class B                                                    3.0%
Starbucks Corp.                                                            2.9%
Marriott International, Inc. -- Class A                                    2.7%
MGM Mirage, Inc.                                                           2.7%
--------------------------------------------------------------------------------
Top Ten Total                                                             36.6%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 47

--------------------------------------------------------------------------------

PRECIOUS METALS FUND

OBJECTIVE: To provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services.

INCEPTION: May 29, 1997

Precious metals stocks were turbulent in 2006, but managed to outgain the broader S&P 500 Index for the year. After a strong start, gold stocks weakened in August, giving up significant gains. While they later recovered in September and posted a strong rally into late November 2006, gold stocks did not reach the highs set earlier in the year.

Gold prices have been rising steadily since 2001 and in 2006 reached the highest average price level since 1980. Gold prices benefited from a lack of global production in the metal and a weakened dollar.

The Fund's underweight in Newmont Mining (one of the worst performing stocks in the industry) and overweights in Agnico-Eagle and Silver Standard (two of the best performers) contributed to the Fund's outperformance. In general, smaller-cap stocks in this sector performed better than larger cap. This result added to performance as the fund has higher exposure to smaller-cap issues.

Rydex Precious Metals Fund rose 21.43% during the year.

                          CUMULATIVE FUND PERFORMANCE:
                        MAY 29, 1997 - DECEMBER 31, 2006

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                      PRECIOUS                                S&P 500
        DATE         METALS FUND      S&P 500 INDEX       MATERIALS INDEX*
      5/29/1997        10,000             10,000               10,000
      6/30/1997         8,870             10,500               10,368
      9/30/1997         9,990             11,287               10,774
     12/31/1997         7,020             11,611                9,790
      3/31/1998         7,650             13,231               10,810
      6/30/1998         6,610             13,667               10,407
      9/30/1998         6,730             12,308                8,772
     12/31/1998         5,810             14,929                9,009
      3/31/1999         5,240             15,673                9,077
      6/30/1999         5,740             16,778               10,894
      9/30/1999         6,499             15,730                9,953
     12/31/1999         5,602             18,070               11,078
      3/31/2000         4,611             18,485                9,667
      6/30/2000         4,797             17,994                8,177
      9/30/2000         4,323             17,820                7,495
     12/31/2000         4,446             16,425                9,114
      3/31/2001         4,333             14,478                8,547
      6/30/2001         4,890             15,325                9,414
      9/30/2001         5,179             13,076                8,265
     12/31/2001         5,024             14,473                9,206
      3/31/2002         6,603             14,513               10,169
      6/30/2002         6,819             12,569                9,899
      9/30/2002         6,541             10,397                7,581
     12/31/2002         7,314             11,274                8,497
      3/31/2003         6,272             10,919                7,830
      6/30/2003         7,139             12,600                8,848
      9/30/2003         8,202             12,934                9,350
     12/31/2003        10,306             14,508               11,450
      3/31/2004        10,255             14,754               11,189
      6/30/2004         8,129             15,008               11,409
      9/30/2004         9,532             14,728               11,749
     12/31/2004         8,841             16,087               12,686
      3/31/2005         8,243             15,742               12,846
      6/30/2005         8,057             15,957               11,566
      9/30/2005         9,553             16,532               11,721
     12/31/2005        10,688             16,877               12,958
      3/31/2006        12,607             17,588               13,841
      6/30/2006        12,266             17,334               13,697
      9/30/2006        11,338             18,316               13,543
     12/31/2006        12,978             19,543               14,997



* DATA POINTS FOR THE LINE GRAPH DO NOT REFLECT THE REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/06
--------------------------------------------------------------------------------
                                                                        SINCE
                                                      ONE     FIVE    INCEPTION
                                                     YEAR     YEAR    (05/29/97)
--------------------------------------------------------------------------------
PRECIOUS METALS FUND                                21.43%   20.90%      2.76%
S&P 500 INDEX                                       15.79%    6.19%      7.24%
S&P 500 MATERIALS INDEX                             18.98%   13.00%      6.74%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX AND THE S&P 500 MATERIALS INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE THEIR REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                                                            PRECIOUS METALS FUND
METALS & MINING                                                     100%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Goldcorp, Inc.                                                             14.5%
Newmont Mining Corp.                                                       10.1%
Freeport-McMoRan Copper & Gold, Inc. -- Class B                             8.2%
Barrick Gold Corp.                                                          6.1%
Agnico-Eagle Mines Ltd.                                                     5.8%
AngloGold Ashanti Ltd. -- SP ADR                                            5.0%
Yamana Gold, Inc.                                                           3.8%
Gold Fields Ltd. -- SP ADR                                                  3.7%
Pan American Silver Corp.                                                   3.3%
Coeur d'Alene Mines Corp.                                                   3.2%
--------------------------------------------------------------------------------
Top Ten Total                                                              63.7%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


48 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

REAL ESTATE FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts ("REIT").

INCEPTION: October 1, 2001

Since the end of 1999, real estate investment trusts (REITs) have easily outperformed the broader stock market and continued to surpass it in 2006. REITs, as measured by the S&P REIT Composite Index, gained 35.78% during the year while the S&P 500 Index rose 15.79%.

Despite incremental Fed Funds rate increases during the year, growth in the economy and a high degree of acquisition activity helped this industry. Larger-cap stocks generally outperformed their smaller cap brethren in this sector, hurting fund performance compared to a purely cap-weighted index. Rydex Real Estate Fund gained 30.72% for the year vs. the S&P 500 Index.

                           CUMULATIVE FUND PERFORMANCE
                       OCTOBER 1, 2001 - DECEMBER 31, 2006

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                 S&P REIT
                            REAL                COMPOSITE            S&P 500
   DATE                 ESTATE FUND               INDEX*              INDEX
 10/1/2001                 10,000                 10,000             10,000
10/31/2001                  9,708                  9,691             10,214
11/30/2001                 10,208                 10,168             10,998
12/31/2001                 10,409                 10,312             11,094
 1/31/2002                 10,284                 10,295             10,932
 2/28/2002                 10,401                 10,453             10,721
 3/31/2002                 10,975                 11,005             11,124
 4/30/2002                 10,979                 11,041             10,450
 5/31/2002                 11,100                 11,123             10,373
 6/30/2002                 11,338                 11,350              9,634
 7/31/2002                 10,757                 10,736              8,883
 8/31/2002                 10,733                 10,666              8,942
 9/30/2002                 10,276                 10,161              7,970
10/31/2002                  9,782                  9,633              8,671
11/30/2002                 10,231                 10,034              9,182
12/31/2002                 10,293                 10,028              8,642
 1/31/2003                  9,963                  9,693              8,416
 2/28/2003                 10,062                  9,749              8,289
 3/31/2003                 10,215                  9,876              8,370
 4/30/2003                 10,623                 10,264              9,059
 5/31/2003                 11,122                 10,815              9,537
 6/30/2003                 11,332                 11,046              9,658
 7/31/2003                 11,914                 11,583              9,829
 8/31/2003                 11,910                 11,588             10,020
 9/30/2003                 12,280                 11,895              9,914
10/31/2003                 12,490                 12,053             10,475
11/30/2003                 13,019                 12,498             10,567
12/31/2003                 13,413                 12,783             11,121
 1/31/2004                 13,923                 13,296             11,325
 2/29/2004                 14,149                 13,489             11,483
 3/31/2004                 14,956                 14,184             11,309
 4/30/2004                 12,796                 12,037             11,132
 5/31/2004                 13,683                 12,855             11,285
 6/30/2004                 14,118                 13,164             11,504
 7/31/2004                 14,118                 13,147             11,123
 8/31/2004                 15,204                 14,163             11,168
 9/30/2004                 15,198                 14,065             11,289
10/31/2004                 15,922                 14,785             11,462
11/30/2004                 16,610                 15,342             11,926
12/31/2004                 17,375                 15,951             12,331
 1/31/2005                 15,995                 14,547             12,031
 2/28/2005                 16,361                 14,948             12,284
 3/31/2005                 16,004                 14,588             12,066
 4/30/2005                 16,722                 15,367             11,838
 5/31/2005                 17,298                 15,843             12,214
 6/30/2005                 18,180                 16,515             12,232
 7/31/2005                 19,231                 17,646             12,686
 8/31/2005                 18,477                 16,903             12,571
 9/30/2005                 18,488                 16,908             12,672
10/31/2005                 18,021                 16,486             12,461
11/30/2005                 18,724                 17,093             12,933
12/31/2005                 18,617                 16,896             12,937
 1/31/2006                 19,883                 18,143             13,280
 2/28/2006                 20,193                 18,464             13,316
 3/31/2006                 21,209                 19,258             13,481
 4/30/2006                 20,493                 18,494             13,662
 5/31/2006                 19,786                 17,920             13,269
 6/30/2006                 20,687                 18,715             13,287
 7/31/2006                 21,163                 19,323             13,369
 8/31/2006                 22,004                 19,937             13,687
 9/30/2006                 22,355                 20,227             14,040
10/31/2006                 23,708                 21,472             14,497
11/30/2006                 24,637                 22,429             14,773
12/31/2006                 24,337                 21,955             14,980

* DATA POINTS FOR THE LINE GRAPH DO NOT REFLECT THE REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/06
--------------------------------------------------------------------------------
                                                                         SINCE
                                                    ONE      FIVE      INCEPTION
                                                   YEAR      YEAR     (10/01/01)
--------------------------------------------------------------------------------
REAL ESTATE FUND                                  30.72%    18.51%      18.46%
S&P 500 INDEX                                     15.79%     6.19%       8.00%
S&P REIT COMPOSITE INDEX                          35.78%    23.17%      23.14%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX AND THE S&P REIT COMPOSITE INDEX ARE UNMANGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                                                                REAL ESTATE FUND
REAL ESTATE MANAGEMENT & DEVELOPMENT                                   6%
REAL ESTATE INVESTMENT TRUSTS                                         94%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Simon Property Group, Inc.                                                 2.6%
Equity Office Properties Trust                                             2.3%
Vornado Realty Trust                                                       2.3%
Public Storage, Inc.                                                       2.2%
ProLogis                                                                   2.1%
Equity Residential                                                         2.0%
Boston Properties, Inc.                                                    1.9%
General Growth Properties, Inc.                                            1.9%
Host Hotels and Resorts, Inc.                                              1.9%
Archstone-Smith Trust                                                      1.9%
--------------------------------------------------------------------------------
Top Ten Total                                                             21.1%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 49

--------------------------------------------------------------------------------

RETAILING FUND

OBJECTIVE: Seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail-order operations and other companies involved in selling products to consumers.

INCEPTION: July 23, 2001

Despite falling unemployment rates, consumer confidence remained volatile throughout the year, but started to show signs of improvement toward year-end. While retail sales growth remained positive for most of the year, growth rates were lower than last year. Rydex Retailing Fund, up 10.08%, underperformed the S&P 500 Index (+15.79%). Catalog retail, department stores, automotive retail, and drug retail led the gainers. Negative performers included Internet retail and distributors.

                          CUMULATIVE FUND PERFORMANCE:
                        JULY 23, 2001 - DECEMBER 31, 2006

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                     RETAILING         S&P 500 CONSUMER         S&P 500
   DATE                FUND          DISCRETIONARY INDEX*        INDEX
 7/23/2001            10,000                10,000               10,000
 7/31/2001            10,224                10,306               10,171
 8/31/2001             9,400                 9,211                9,534
 9/30/2001             8,412                 8,042                8,764
10/31/2001             8,628                 8,225                8,932
11/30/2001             9,892                 9,337                9,617
12/31/2001            10,260                 9,561                9,701
 1/31/2002            10,420                 9,476                9,559
 2/28/2002            10,408                 9,589                9,375
 3/31/2002            10,480                 9,762                9,728
 4/30/2002            10,300                 9,364                9,138
 5/31/2002            10,112                 9,341                9,070
 6/30/2002             9,520                 8,584                8,424
 7/31/2002             8,344                 7,574                7,768
 8/31/2002             8,600                 7,769                7,819
 9/30/2002             7,833                 7,096                6,969
10/31/2002             8,436                 7,553                7,582
11/30/2002             8,780                 7,919                8,029
12/31/2002             8,012                 7,224                7,557
 1/31/2003             7,696                 6,986                7,359
 2/28/2003             7,538                 6,923                7,249
 3/31/2003             7,783                 7,109                7,319
 4/30/2003             8,598                 7,930                7,922
 5/31/2003             8,992                 8,330                8,339
 6/30/2003             9,316                 8,448                8,446
 7/31/2003             9,798                 8,629                8,594
 8/31/2003            10,624                 9,055                8,762
 9/30/2003             9,958                 8,621                8,669
10/31/2003            10,979                 9,388                9,159
11/30/2003            11,146                 9,468                9,240
12/31/2003            10,838                 9,831                9,725
 1/31/2004            10,775                 9,750                9,903
 2/29/2004            11,409                 9,947               10,041
 3/31/2004            11,434                 9,932                9,889
 4/30/2004            11,004                 9,773                9,734
 5/31/2004            11,179                 9,838                9,868
 6/30/2004            11,317                 9,884               10,060
 7/31/2004            10,658                 9,488                9,727
 8/31/2004            10,412                 9,473                9,766
 9/30/2004            10,639                 9,747                9,872
10/31/2004            10,939                10,141               10,022
11/30/2004            11,529                10,541               10,428
12/31/2004            11,928                11,025               10,783
 1/31/2005            11,637                10,564               10,520
 2/28/2005            11,771                10,510               10,741
 3/31/2005            12,075                10,374               10,551
 4/30/2005            11,243                 9,701               10,351
 5/31/2005            12,223                10,264               10,680
 6/30/2005            12,613                10,249               10,696
 7/31/2005            13,297                10,821               11,093
 8/31/2005            12,375                10,442               10,992
 9/30/2005            11,867                10,136               11,081
10/31/2005            11,940                 9,931               10,896
11/30/2005            12,653                10,308               11,309
12/31/2005            12,581                10,214               11,312
 1/31/2006            12,924                10,389               11,612
 2/28/2006            12,933                10,453               11,644
 3/31/2006            13,308                10,489               11,788
 4/30/2006            13,331                10,622               11,947
 5/31/2006            12,807                10,450               11,603
 6/30/2006            12,735                10,412               11,619
 7/31/2006            12,080                10,059               11,690
 8/31/2006            12,337                10,248               11,968
 9/30/2006            13,241                10,904               12,277
10/31/2006            13,846                11,605               12,677
11/30/2006            13,792                11,720               12,918
12/31/2006            13,849                11,974               13,099

* DATA POINTS FOR THE LINE GRAPH DO NOT REFLECT THE REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/06
--------------------------------------------------------------------------------
                                                                        SINCE
                                                    ONE       FIVE    INCEPTION
                                                    YEAR      YEAR    (07/23/01)
--------------------------------------------------------------------------------
RETAILING FUND                                     10.08%    6.18%      6.17%
S&P 500 INDEX                                      15.79%    6.19%      5.09%
S&P 500 CONSUMER DISCRETIONARY INDEX               18.64%    5.67%      4.41%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX AND THE S&P 500 CONSUMER DISCRETIONARY INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE THEIR REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                                                                 RETAILING FUND
OTHER                                                                  2%
SPECIALTY RETAIL                                                      56%
MULTILINE RETAIL                                                      19%
FOOD & STAPLES RETAILING                                              15%
INTERNET & CATALOG RETAIL                                              8%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                      5.8%
Home Depot, Inc.                                                           4.1%
Lowe's Cos. Inc.                                                           3.1%
Target Corp.                                                               3.1%
Walgreen Co.                                                               3.0%
Sears Holdings Corp.                                                       2.3%
Costco Wholesale Corp.                                                     2.2%
CVS Corp.                                                                  2.1%
Kohl's Corp.                                                               2.1%
Best Buy Co., Inc.                                                         2.0%
--------------------------------------------------------------------------------
Top Ten Total                                                             29.8%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


50 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

TECHNOLOGY FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.

INCEPTION: May 2, 2001

Volatility, both at market level and intra sector, hit a multi-year low level during 2006. In terms of both breadth and performance, the technology sector was one of the worst performers. During the market slide between mid-April and mid-July, the sector lost about 20% and then rebounded about 20% when the market recovered later. Hardware and software stocks both returned double digits, while semiconductors and semiconductor equipment were flat. Amid this environment, Rydex Technology Fund returned 5.89% for the year.

                           CUMULATIVE FUND PERFORMANCE:
                         MAY 2, 2001 - DECEMBER 31, 2006

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                     TECHNOLOGY      S&P 500 INFORMATION       S&P 500
   DATE                 FUND          TECHNOLOGY INDEX*         INDEX
  5/2/2001             10,000             10,000               10,000
 5/31/2001              8,972              9,007                9,923
 6/30/2001              8,896              9,111                9,682
 7/31/2001              8,220              8,569                9,587
 8/31/2001              7,112              7,487                8,986
 9/30/2001              5,640              6,014                8,261
10/31/2001              6,524              7,059                8,418
11/30/2001              7,596              8,262                9,064
12/31/2001              7,444              8,100                9,143
 1/31/2002              7,408              8,211                9,010
 2/28/2002              6,432              7,058                8,836
 3/31/2002              6,820              7,495                9,169
 4/30/2002              6,032              6,566                8,613
 5/31/2002              5,776              6,312                8,549
 6/30/2002              4,992              5,543                7,940
 7/31/2002              4,500              5,081                7,321
 8/31/2002              4,480              5,018                7,369
 9/30/2002              3,651              4,137                6,568
10/31/2002              4,524              5,059                7,147
11/30/2002              5,419              5,910                7,567
12/31/2002              4,533              5,056                7,123
 1/31/2003              4,482              4,971                6,936
 2/28/2003              4,542              5,091                6,832
 3/31/2003              4,496              5,029                6,898
 4/30/2003              4,962              5,482                7,467
 5/31/2003              5,707              5,941                7,860
 6/30/2003              5,725              5,937                7,960
 7/31/2003              6,127              6,265                8,101
 8/31/2003              6,785              6,621                8,259
 9/30/2003              6,506              6,576                8,171
10/31/2003              7,170              7,110                8,633
11/30/2003              7,307              7,220                8,709
12/31/2003              7,312              7,410                9,166
 1/31/2004              7,705              7,668                9,334
 2/29/2004              7,524              7,416                9,464
 3/31/2004              7,391              7,217                9,321
 4/30/2004              6,855              6,880                9,175
 5/31/2004              7,239              7,219                9,300
 6/30/2004              7,361              7,417                9,481
 7/31/2004              6,580              6,857                9,168
 8/31/2004              6,207              6,487                9,205
 9/30/2004              6,454              6,675                9,304
10/31/2004              6,821              7,024                9,446
11/30/2004              7,183              7,361                9,829
12/31/2004              7,396              7,569               10,163
 1/31/2005              6,920              7,171                9,915
 2/28/2005              6,969              7,170               10,124
 3/31/2005              6,794              7,003                9,945
 4/30/2005              6,514              6,726                9,756
 5/31/2005              7,139              7,243               10,067
 6/30/2005              7,018              7,115               10,081
 7/31/2005              7,462              7,532               10,456
 8/31/2005              7,374              7,509               10,360
 9/30/2005              7,468              7,528               10,444
10/31/2005              7,380              7,363               10,270
11/30/2005              7,747              7,829               10,659
12/31/2005              7,626              7,597               10,662
 1/31/2006              7,994              7,840               10,945
 2/28/2006              7,928              7,762               10,974
 3/31/2006              8,114              7,902               11,111
 4/30/2006              8,092              7,811               11,260
 5/31/2006              7,500              7,251               10,936
 6/30/2006              7,342              7,129               10,951
 7/31/2006              6,991              6,860               11,018
 8/31/2006              7,484              7,427               11,281
 9/30/2006              7,714              7,723               11,571
10/31/2006              7,972              8,041               11,948
11/30/2006              8,191              8,295               12,176
12/31/2006              8,076              8,182               12,346

* DATA POINTS FOR THE LINE GRAPH DO NOT REFLECT THE REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/06
--------------------------------------------------------------------------------
                                                                         SINCE
                                                     ONE     FIVE      INCEPTION
                                                    YEAR     YEAR     (05/02/01)
--------------------------------------------------------------------------------
TECHNOLOGY FUND                                     5.89%    1.64%      -3.70%
S&P 500 INDEX                                      15.79%    6.19%       3.79%
S&P 500 INFORMATION TECHNOLOGY INDEX                8.42%    0.68%      -3.04%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX AND THE S&P 500 INFORMATION TECHNOLOGY INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                                                                TECHNOLOGY FUND
OTHER                                                                  1%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                              23%
SOFTWARE                                                              19%
COMPUTERS & PERIPHERALS                                               14%
IT SERVICES                                                           13%
ELECTRONIC EQUIPMENT & INSTRUMENTS                                    12%
COMMUNICATIONS EQUIPMENT                                              11%
INTERNET SOFTWARE & SERVICES                                           7%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Microsoft Corp.                                                            2.8%
Cisco Systems, Inc.                                                        2.1%
Google, Inc. -- Class A                                                    2.1%
International Business Machines Corp.                                      2.1%
Intel Corp.                                                                2.0%
Apple Computer, Inc.                                                       1.8%
Oracle Corp.                                                               1.8%
Hewlett-Packard Co.                                                        1.7%
Dell Inc.                                                                  1.6%
Qualcomm, Inc.                                                             1.6%
--------------------------------------------------------------------------------
Top Ten Total                                                             19.6%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 51

--------------------------------------------------------------------------------

TELECOMMUNICATIONS FUND

OBJECTIVE: Seeks capital appreciation by investing in companies engaged in the development, manufacture or sale of communications services or communications equipment.

INCEPTION: July 27, 2001

In contrast to 2005, the telecommunications sector was the best-performing sector in 2006. One of the sector's three industries, diversified telecommunication services, generated a 45% return during the year; the wireless sector returned 24%. The third industry, diversified telecommunication services, saw a wave of merger & acquisition as companies fought for market share.

Rydex Telecommunications Fund returned 19.51% for the year, besting the S&P 500 Index (+15.79%).

                          CUMULATIVE FUND PERFORMANCE:
                        JULY 27, 2001 - DECEMBER 31, 2006

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                                   S&P 500
                TELECOMMUNICATIONS          S&P 500           TELECOMMUNICATION
    DATE               FUND                  INDEX             SERVICES INDEX*
 7/27/2001            10,000                 10,000                 10,000
 7/31/2001             9,960                 10,045                  9,837
 8/31/2001             8,932                  9,416                  8,924
 9/30/2001             8,804                  8,656                  9,430
10/31/2001             8,524                  8,821                  8,154
11/30/2001             9,092                  9,498                  8,301
12/31/2001             9,024                  9,581                  8,440
 1/31/2002             8,180                  9,441                  7,753
 2/28/2002             7,292                  9,259                  7,253
 3/31/2002             7,216                  9,607                  7,097
 4/30/2002             6,076                  9,025                  5,965
 5/31/2002             5,936                  8,958                  6,182
 6/30/2002             5,176                  8,320                  5,406
 7/31/2002             4,576                  7,672                  4,703
 8/31/2002             4,668                  7,722                  4,620
 9/30/2002             3,948                  6,883                  3,966
10/31/2002             5,148                  7,489                  5,230
11/30/2002             6,188                  7,929                  5,858
12/31/2002             5,452                  7,464                  5,411
 1/31/2003             5,420                  7,268                  5,033
 2/28/2003             5,184                  7,159                  4,612
 3/31/2003             5,096                  7,228                  4,595
 4/30/2003             5,588                  7,824                  5,008
 5/31/2003             6,188                  8,236                  5,344
 6/30/2003             6,216                  8,341                  5,535
 7/31/2003             6,232                  8,488                  5,196
 8/31/2003             6,488                  8,654                  5,196
 9/30/2003             6,512                  8,562                  4,976
10/31/2003             6,992                  9,046                  5,200
11/30/2003             7,068                  9,126                  5,135
12/31/2003             7,288                  9,604                  5,589
 1/31/2004             8,072                  9,781                  5,795
 2/29/2004             8,220                  9,917                  5,910
 3/31/2004             7,936                  9,767                  5,821
 4/30/2004             7,372                  9,614                  5,788
 5/31/2004             7,444                  9,746                  5,550
 6/30/2004             7,720                  9,935                  5,718
 7/31/2004             7,204                  9,606                  5,897
 8/31/2004             7,120                  9,645                  5,964
 9/30/2004             7,392                  9,750                  6,034
10/31/2004             7,676                  9,899                  6,088
11/30/2004             8,072                 10,299                  6,329
12/31/2004             8,212                 10,650                  6,482
 1/31/2005             7,640                 10,390                  5,989
 2/28/2005             7,588                 10,609                  6,028
 3/31/2005             7,376                 10,421                  5,924
 4/30/2005             7,284                 10,223                  5,932
 5/31/2005             7,700                 10,548                  6,003
 6/30/2005             7,800                 10,563                  6,080
 7/31/2005             8,256                 10,956                  6,270
 8/31/2005             8,232                 10,856                  6,052
 9/30/2005             8,405                 10,944                  5,960
10/31/2005             8,135                 10,762                  5,836
11/30/2005             8,453                 11,169                  6,123
12/31/2005             8,308                 11,173                  5,895
 1/31/2006             8,771                 11,468                  6,087
 2/28/2006             8,944                 11,500                  6,486
 3/31/2006             9,465                 11,643                  6,684
 4/30/2006             9,403                 11,799                  6,490
 5/31/2006             8,824                 11,459                  6,294
 6/30/2006             8,811                 11,475                  6,590
 7/31/2006             8,493                 11,546                  6,868
 8/31/2006             9,023                 11,821                  6,946
 9/30/2006             9,306                 12,125                  7,224
10/31/2006             9,558                 12,520                  7,474
11/30/2006             9,747                 12,758                  7,450
12/31/2006             9,929                 12,937                  7,789

* DATA POINTS FOR THE LINE GRAPH DO NOT REFLECT THE REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/06
--------------------------------------------------------------------------------
                                                                        SINCE
                                                 ONE        FIVE      INCEPTION
                                                 YEAR       YEAR      (07/27/01)
--------------------------------------------------------------------------------
TELECOMMUNICATIONS FUND                         19.51%      1.93%       -0.13%
S&P 500 INDEX                                   15.79%      6.19%        4.86%
S&P 500 TELECOMMUNICATION SERVICES INDEX        36.74%      1.82%       -1.36%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX AND THE S&P 500 TELECOMMUNICATION SERVICES INDEX ARE UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE THEIR REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                                                              TELECOMMUNICATIONS
                                                                      FUND
COMMUNICATIONS EQUIPMENT                                                49%
DIVERSIFIED TELECOMMUNICATION SERVICES                                  28%
WIRELESS TELECOMMUNICATION SERVICES                                     23%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Cisco Systems, Inc.                                                         7.3%
Vodafone Group, Inc. -- SP ADR                                              6.9%
AT&T, Inc.                                                                  6.4%
Verizon Communications, Inc.                                                5.4%
BellSouth Corp.                                                             5.1%
Nokia OYJ -- SP ADR                                                         4.8%
Alcatel SA -- SP ADR                                                        4.5%
Qualcomm, Inc.                                                              4.2%
Sprint Nextel Corp.                                                         4.0%
Motorola, Inc.                                                              3.3%
--------------------------------------------------------------------------------
Top Ten Total                                                              51.9%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


52 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

TRANSPORTATION FUND

OBJECTIVE: Seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution or sale of transportation equipment.

INCEPTION: June 11, 2001

The transportation industry underperformed the S&P 500 Index in 2006, negatively impacted from the poor performance of airline stocks. Fuel costs, high capacity and mounting labor costs drove stock prices down for legacy air carriers such as United and Continental.

Railroad stocks were among the best performers in the group. Solid import volumes helped offset weakness in other freight in need of transportation. Pricing power remained solid and revenues per freight car showed continued year-over-year growth.

Rydex Transportation Fund was up 7.38% for the year, though--like the industry as a whole--it underperformed the S&P 500 Index.

                          CUMULATIVE FUND PERFORMANCE:
                        JUNE 11, 2001 - DECEMBER 31, 2006

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                                   S&P 500
                  TRANSPORTATION            S&P 500              INDUSTRIALS
    DATE               FUND                  INDEX                  INDEX*
 6/11/2001            10,000                 10,000                 10,000
 6/30/2001            10,008                  9,766                  9,810
 7/31/2001            10,184                  9,670                  9,473
 8/31/2001             9,760                  9,064                  9,056
 9/30/2001             8,112                  8,332                  7,934
10/31/2001             8,392                  8,491                  8,091
11/30/2001             9,448                  9,143                  8,838
12/31/2001             9,760                  9,223                  9,224
 1/31/2002            10,312                  9,088                  8,735
 2/28/2002            10,412                  8,913                  8,937
 3/31/2002            10,584                  9,248                  9,071
 4/30/2002             9,704                  8,687                  8,221
 5/31/2002             9,820                  8,623                  8,233
 6/30/2002             9,748                  8,009                  7,750
 7/31/2002             8,652                  7,385                  7,418
 8/31/2002             8,404                  7,433                  7,248
 9/30/2002             8,004                  6,625                  6,366
10/31/2002             8,484                  7,209                  6,607
11/30/2002             8,780                  7,633                  7,018
12/31/2002             8,620                  7,184                  6,681
 1/31/2003             7,940                  6,996                  6,355
 2/28/2003             7,608                  6,891                  6,239
 3/31/2003             7,860                  6,958                  6,315
 4/30/2003             8,704                  7,531                  6,984
 5/31/2003             8,972                  7,928                  7,166
 6/30/2003             8,904                  8,029                  7,280
 7/31/2003             9,316                  8,171                  7,488
 8/31/2003             9,568                  8,330                  7,794
 9/30/2003             9,508                  8,242                  7,576
10/31/2003            10,204                  8,708                  8,000
11/30/2003            10,200                  8,785                  8,109
12/31/2003            10,388                  9,245                  8,668
 1/31/2004             9,900                  9,415                  8,761
 2/29/2004             9,888                  9,546                  8,664
 3/31/2004             9,936                  9,402                  8,544
 4/30/2004            10,004                  9,254                  8,528
 5/31/2004            10,220                  9,381                  8,719
 6/30/2004            11,000                  9,564                  9,225
 7/31/2004            10,444                  9,247                  9,030
 8/31/2004            10,440                  9,285                  8,998
 9/30/2004            10,838                  9,385                  9,180
10/31/2004            11,700                  9,528                  9,278
11/30/2004            12,337                  9,914                  9,807
12/31/2004            12,776                 10,251                 10,050
 1/31/2005            11,927                 10,001                  9,778
 2/28/2005            12,102                 10,212                  9,821
 3/31/2005            11,931                 10,031                  9,846
 4/30/2005            11,005                  9,841                  9,545
 5/31/2005            11,663                 10,154                  9,757
 6/30/2005            11,289                 10,168                  9,473
 7/31/2005            12,224                 10,547                  9,786
 8/31/2005            11,793                 10,450                  9,548
 9/30/2005            12,140                 10,535                  9,655
10/31/2005            12,616                 10,359                  9,544
11/30/2005            13,605                 10,751                 10,074
12/31/2005            13,860                 10,755                 10,086
 1/31/2006            14,514                 11,040                 10,040
 2/28/2006            14,628                 11,070                 10,278
 3/31/2006            15,125                 11,207                 10,743
 4/30/2006            15,278                 11,358                 10,958
 5/31/2006            15,155                 11,031                 10,765
 6/30/2006            16,008                 11,046                 10,693
 7/31/2006            14,081                 11,114                 10,126
 8/31/2006            13,677                 11,379                 10,244
 9/30/2006            14,174                 11,672                 10,631
10/31/2006            15,112                 12,052                 10,874
11/30/2006            15,346                 12,281                 11,107
12/31/2006            14,883                 12,454                 11,198

* DATA POINTS FOR THE LINE GRAPH DO NOT REFLECT THE REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/06
--------------------------------------------------------------------------------
                                                                        SINCE
                                                 ONE        FIVE      INCEPTION
                                                 YEAR       YEAR      (06/11/01)
--------------------------------------------------------------------------------
TRANSPORTATION FUND                              7.38%      8.81%        7.42%
S&P 500 INDEX                                   15.79%      6.19%        4.03%
S&P 500 INDUSTRIALS INDEX                       13.29%      5.90%        3.94%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX AND THE S&P 500 INDUSTRIALS INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE THEIR REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                                                                  TRANSPORTATION
                                                                       FUND
OTHER                                                                     3%
ROAD & RAIL                                                              46%
AIR FREIGHT & LOGISTICS                                                  26%
AIRLINES                                                                 25%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
United Parcel Service, Inc. -- Class B                                      8.8%
FedEx Corp.                                                                 7.0%
Burlington Northern Santa Fe Corp.                                          6.3%
Union Pacific Corp.                                                         6.2%
Norfolk Southern Corp.                                                      6.0%
CSX Corp.                                                                   4.9%
Southwest Airlines Co.                                                      4.1%
AMR Corp.                                                                   3.5%
Expeditors International Washington, Inc.                                   3.4%
UAL Corp.                                                                   3.4%
--------------------------------------------------------------------------------
Top Ten Total                                                              53.6%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 53

PERFORMANCE REPORTS AND FUND PROFILES (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

UTILITIES FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that operate public utiltities.

INCEPTION: May 2, 2001

Over the course of 2006, a more benign interest rate environment became apparent and some concerns over a slowdown in economic growth arose. These conditions benefited utility stocks, which typically have higher dividend yields than other equities and are viewed as a safe haven in times of market uncertainty.

The regulatory front improved with the repeal of the Public Utility Holding Company Act, leading to some expectation that it would promote further industry consolidation. Still, there were some stumbling blocks. The planned mergers of Exelon and Public Service Enterprise Group and of FPL Group and Constellation Energy were terminated. These events raised questions regarding the successful navigation of the regulatory approval process. Additionally, there was heated political backlash in states like Maryland and Illinois due to proposed (and rather sharp) rate hikes that were associated with the expiration of pricing freezes.

The utilities sector posted a solid performance against the broader S&P 500 Index. Likewise, Rydex Utilities Fund performed well, gaining 20.96% vs. the S&P 500 Index's 15.79%.

                          CUMULATIVE FUND PERFORMANCE:
                         MAY 2, 2001 - DECEMBER 31, 2006

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

   DATE                UTILITIES              S&P 500               S&P 500
                         FUND                  INDEX            UTILITIES INDEX*
  5/2/2001              10,000                 10,000               10,000
 5/31/2001               9,904                  9,923                9,888
 6/30/2001               9,124                  9,682                9,084
 7/31/2001               8,672                  9,587                8,656
 8/31/2001               8,460                  8,986                8,382
 9/30/2001               7,548                  8,261                7,395
10/31/2001               7,500                  8,418                7,360
11/30/2001               7,072                  9,064                6,932
12/31/2001               7,292                  9,143                7,091
 1/31/2002               6,736                  9,010                6,669
 2/28/2002               6,528                  8,836                6,491
 3/31/2002               7,276                  9,169                7,263
 4/30/2002               7,144                  8,613                7,118
 5/31/2002               6,516                  8,549                6,454
 6/30/2002               6,032                  7,940                5,975
 7/31/2002               5,156                  7,321                5,130
 8/31/2002               5,336                  7,369                5,288
 9/30/2002               4,674                  6,568                4,589
10/31/2002               4,646                  7,147                4,490
11/30/2002               4,778                  7,567                4,581
12/31/2002               4,898                  7,123                4,752
 1/31/2003               4,774                  6,936                4,593
 2/28/2003               4,562                  6,832                4,349
 3/31/2003               4,798                  6,898                4,549
 4/30/2003               5,254                  7,467                4,934
 5/31/2003               5,803                  7,860                5,419
 6/30/2003               5,791                  7,960                5,466
 7/31/2003               5,475                  8,101                5,093
 8/31/2003               5,563                  8,259                5,165
 9/30/2003               5,785                  8,171                5,383
10/31/2003               5,867                  8,633                5,427
11/30/2003               5,896                  8,709                5,407
12/31/2003               6,142                  9,166                5,754
 1/31/2004               6,257                  9,334                5,861
 2/29/2004               6,339                  9,464                5,949
 3/31/2004               6,368                  9,321                5,993
 4/30/2004               6,175                  9,175                5,759
 5/31/2004               6,270                  9,300                5,786
 6/30/2004               6,376                  9,481                5,857
 7/31/2004               6,331                  9,168                5,940
 8/31/2004               6,549                  9,205                6,155
 9/30/2004               6,607                  9,304                6,193
10/31/2004               6,761                  9,446                6,480
11/30/2004               7,048                  9,829                6,724
12/31/2004               7,206                 10,163                6,882
 1/31/2005               7,268                  9,915                7,014
 2/28/2005               7,397                 10,124                7,132
 3/31/2005               7,426                  9,945                7,188
 4/30/2005               7,488                  9,756                7,398
 5/31/2005               7,717                 10,067                7,383
 6/30/2005               8,107                 10,081                7,788
 7/31/2005               8,307                 10,456                7,948
 8/31/2005               8,328                 10,360                7,984
 9/30/2005               8,585                 10,444                8,284
10/31/2005               8,000                 10,270                7,751
11/30/2005               7,933                 10,659                7,698
12/31/2005               7,967                 10,662                7,760
 1/31/2006               8,188                 10,945                7,942
 2/28/2006               8,263                 10,974                7,995
 3/31/2006               8,004                 11,111                7,602
 4/30/2006               8,121                 11,260                7,709
 5/31/2006               8,176                 10,936                7,796
 6/30/2006               8,368                 10,951                7,962
 7/31/2006               8,789                 11,018                8,345
 8/31/2006               8,994                 11,281                8,537
 9/30/2006               8,797                 11,571                8,376
10/31/2006               9,290                 11,948                8,822
11/30/2006               9,590                 12,176                8,987
12/31/2006               9,637                 12,346                9,070

* DATA POINTS FOR THE LINE GRAPH DO NOT REFLECT THE REINVESTMENT OF DIVIDENDS ON SECURITIES IN THE INDEX.


AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/06
--------------------------------------------------------------------------------
                                                                        SINCE
                                                 ONE        FIVE      INCEPTION
                                                 YEAR       YEAR      (05/02/01)
--------------------------------------------------------------------------------
UTILITIES FUND                                  20.96%      5.74%       -0.65%
S&P 500 INDEX                                   15.79%      6.19%        3.79%
S&P 500 UTILITIES INDEX                         20.99%      9.20%        2.12%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX AND THE S&P 500 UTILITIES INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE THEIR REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                                                                       UTILITIES
                                                                          FUND
OTHER                                                                      1%
ELECTRIC UTILITIES                                                        39%
MULTI-UTILITIES                                                           34%
GAS UTILITIES                                                             15%
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS                              11%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Duke Energy Corp.                                                           3.4%
Exelon Corp.                                                                3.2%
Dominion Resources, Inc.                                                    2.8%
Southern Co.                                                                2.7%
FPL Group, Inc.                                                             2.6%
Entergy Corp.                                                               2.4%
TXU Corp.                                                                   2.3%
FirstEnergy Corp.                                                           2.3%
American Electric Power Co., Inc.                                           2.2%
PG&E Corp.                                                                  2.1%
--------------------------------------------------------------------------------
Top Ten Total                                                              26.0%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


54 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS                                        December 31, 2006
--------------------------------------------------------------------------------
  NOVA FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 66.9%

FINANCIALS 14.7%
  DIVERSIFIED FINANCIALS 4.4%
  Citigroup, Inc.                                        41,920   $   2,334,944
  Bank of America Corp.                                  38,390       2,049,642
  J.P. Morgan Chase & Co.                                32,090       1,549,947
                                                                  -------------
  TOTAL DIVERSIFIED FINANCIALS                                        5,934,533
                                                                  -------------
  INSURANCE 3.9%
  American International Group, Inc.                     13,180         944,479
  MetLife, Inc.                                          11,420         673,894
  Hartford Financial Services Group,
    Inc.+                                                 6,050         564,525
  ACE Ltd.                                                8,550         517,874
  Lincoln National Corp.                                  7,620         505,968
  Genworth Financial, Inc. --
    Class A                                              14,120         483,045
  Ambac Financial Group, Inc.                             4,810         428,427
  Cincinnati Financial Corp.                              8,880         402,353
  Allstate Corp.+                                         5,910         384,800
  Loews Corp.                                             9,110         377,792
                                                                  -------------
  TOTAL INSURANCE                                                     5,283,157
                                                                  -------------
  BANKS 2.8%
  Wells Fargo & Co.+                                     33,240       1,182,014
  Wachovia Corp.                                         19,961       1,136,779
  PNC Financial Services Group,
    Inc.+                                                 7,040         521,242
  KeyCorp                                                12,280         467,008
  Zions Bancorporation                                    3,190         262,984
  Regions Financial Corp.                                 1,970          73,678
  U.S. Bancorp+                                           1,960          70,932
                                                                  -------------
  TOTAL BANKS                                                         3,714,637
                                                                  -------------
  CAPITAL MARKETS 1.9%
  Charles Schwab Corp.                                   26,640         515,217
  Mellon Financial Corp.+                                11,720         493,998
  Ameriprise Financial, Inc.                              8,290         451,805
  E*Trade Financial Corp.*                               18,230         408,717
  Morgan Stanley+                                         2,970         241,847
  Goldman Sachs Group, Inc.+                              1,200         239,220
  Merrill Lynch & Co., Inc.+                              2,260         210,406
                                                                  -------------
  TOTAL CAPITAL MARKETS                                               2,561,210
                                                                  -------------
  THRIFTS & MORTGAGE FINANCE 0.9%
  Washington Mutual, Inc.+                                9,060         412,140
  MGIC Investment Corp.+                                  6,560         410,262
  Countrywide Financial Corp.+                            7,690         326,441
  Fannie Mae+                                               870          51,669
                                                                  -------------
  TOTAL THRIFTS & MORTGAGE FINANCE                                    1,200,512
                                                                  -------------
  CONSUMER FINANCE 0.5%
  Capital One Financial Corp.                             7,421         570,081
  American Express Co.                                    2,530         153,495
                                                                  -------------
  TOTAL CONSUMER FINANCE                                                723,576
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

  REAL ESTATE 0.3%
  Boston Properties, Inc.+                                3,820   $     427,382
                                                                  -------------
  TOTAL REAL ESTATE                                                     427,382
                                                                  -------------
TOTAL FINANCIALS                                                     19,845,007
                                                                  -------------
INFORMATION TECHNOLOGY 10.3%
  COMPUTERS & PERIPHERALS 2.4%
  International Business Machines
    Corp.                                                14,560       1,414,504
  Hewlett-Packard Co.                                    28,220       1,162,382
  NCR Corp.*+                                             5,843         249,847
  Apple Computer, Inc.*                                   2,090         177,315
  Dell, Inc.*+                                            2,980          74,768
  SanDisk Corp.*+                                         1,480          63,684
  Lexmark International, Inc.*                              590          43,188
                                                                  -------------
  TOTAL COMPUTERS & PERIPHERALS                                       3,185,688
                                                                  -------------
  SOFTWARE 2.1%
  Microsoft Corp.                                        48,560       1,450,002
  Oracle Corp.*                                          41,160         705,482
  Compuware Corp.*                                       37,840         315,207
  Symantec Corp.*+                                       14,560         303,576
  Citrix Systems, Inc.*+                                  2,690          72,765
                                                                  -------------
  TOTAL SOFTWARE                                                      2,847,032
                                                                  -------------
  COMMUNICATIONS EQUIPMENT 1.9%
  Cisco Systems, Inc.*                                   29,640         810,061
  Motorola, Inc.+                                        31,740         652,574
  Avaya, Inc.*+                                          31,010         433,520
  Tellabs, Inc.*                                         38,426         394,251
  Comverse Technology, Inc.*+                             6,270         132,360
  Qualcomm, Inc.                                          2,290          86,539
                                                                  -------------
  TOTAL COMMUNICATIONS EQUIPMENT                                      2,509,305
                                                                  -------------
  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 1.6%
  Intel Corp.*                                           23,630         478,507
  Micron Technology, Inc.*+                              29,580         412,937
  Novellus Systems, Inc.*+                               11,800         406,156
  Teradyne, Inc.*+                                       25,530         381,929
  National Semiconductor Corp.+                          16,720         379,544
  Altera Corp.*                                           7,300         143,664
                                                                  -------------
  TOTAL SEMICONDUCTOR & SEMICONDUCTOR
    EQUIPMENT                                                         2,202,737
                                                                  -------------
  IT CONSULTING & SERVICES 1.1%
  First Data Corp.+                                      19,830         506,062
  Sabre Holdings Corp.                                   13,730         437,850
  Convergys Corp.*                                       15,730         374,059
  Electronic Data Systems Corp.+                          6,920         190,646
                                                                  -------------
  TOTAL IT CONSULTING & SERVICES                                      1,508,617
                                                                  -------------
  INTERNET SOFTWARE & SERVICES 0.5%
  VeriSign, Inc.*                                        15,730         378,306
  Google, Inc. -- Class A*+                                 750         345,360
                                                                  -------------
  TOTAL INTERNET SOFTWARE & SERVICES                                    723,666
                                                                  -------------
  OFFICE ELECTRONICS 0.4%
  Xerox Corp.*                                           28,460         482,397
                                                                  -------------
  TOTAL OFFICE ELECTRONICS                                              482,397
                                                                  -------------


See Notes to Financial Statements.

                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 55

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2006
--------------------------------------------------------------------------------
  NOVA FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 0.3%
  Symbol Technologies, Inc.                              25,270   $     377,534
                                                                  -------------
  TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                              377,534
                                                                  -------------
TOTAL INFORMATION TECHNOLOGY                                         13,836,976
                                                                  -------------
HEALTH CARE 8.0%
  PHARMACEUTICALS 4.1%
  Pfizer, Inc.                                           63,960       1,656,564
  Johnson & Johnson, Inc.                                15,580       1,028,592
  Wyeth                                                  13,070         665,524
  Merck & Co., Inc.+                                     13,070         569,852
  Watson Pharmaceuticals, Inc.*                          14,480         376,914
  Barr Pharmaceuticals, Inc.*+                            7,350         368,382
  Bristol-Myers Squibb Co.                               10,070         265,042
  Forest Laboratories, Inc.*+                             3,820         193,292
  Mylan Laboratories, Inc.+                               9,610         191,816
  Abbott Laboratories                                     3,460         168,537
  Eli Lilly & Co.                                           770          40,117
                                                                  -------------
  TOTAL PHARMACEUTICALS                                               5,524,632
                                                                  -------------
  HEALTH CARE PROVIDERS & SERVICES 2.2%
  UnitedHealth Group, Inc.                                9,790         526,017
  Aetna, Inc.                                            11,760         507,797
  Quest Diagnostics, Inc.                                 7,830         414,990
  AmerisourceBergen Corp.                                 9,140         410,934
  Humana, Inc.*                                           7,050         389,935
  Coventry Health Care, Inc.*+                            7,220         361,361
  CIGNA Corp.                                             1,370         180,251
  Laboratory Corporation of
    America Holdings*+                                    1,980         145,471
                                                                  -------------
  TOTAL HEALTH CARE PROVIDERS & SERVICES                              2,936,756
                                                                  -------------
  HEALTH CARE EQUIPMENT & SUPPLIES 1.0%
  Boston Scientific Corp.*                               21,070         361,982
  Zimmer Holdings, Inc.*+                                 4,170         326,845
  Medtronic, Inc.+                                        5,180         277,182
  Becton, Dickinson & Co.                                 3,220         225,883
  Thermo Fisher Scientific, Inc.*                         3,610         163,497
                                                                  -------------
  TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                              1,355,389
                                                                  -------------
  BIOTECHNOLOGY 0.7%
  Amgen, Inc.*                                           12,910         881,882
  Biogen Idec, Inc.*                                      1,850          91,001
                                                                  -------------
  TOTAL BIOTECHNOLOGY                                                   972,883
                                                                  -------------
TOTAL HEALTH CARE                                                    10,789,660
                                                                  -------------
CONSUMER DISCRETIONARY 7.2%
  MEDIA 2.2%
  Walt Disney Co.+                                       25,380         869,772
  Comcast Corp. -- Class A*+                             11,690         494,838
  Omnicom Group, Inc.+                                    4,620         482,975
  Gannett Co., Inc.                                       7,560         457,078
  Meredith Corp.+                                         6,810         383,743
  Time Warner, Inc.+                                     11,354         247,290
                                                                  -------------
  TOTAL MEDIA                                                         2,935,696
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

  SPECIALTY RETAIL 1.6%
  TJX Cos., Inc.+                                        15,490   $     441,775
  The Gap, Inc.+                                         21,680         422,760
  Sherwin-Williams Co.+                                   6,470         411,362
  Office Depot, Inc.*                                    10,416         397,579
  OfficeMax, Inc.                                         6,380         316,767
  Home Depot, Inc.                                        5,410         217,266
                                                                  -------------
  TOTAL SPECIALTY RETAIL                                              2,207,509
                                                                  -------------
  MULTILINE RETAIL 1.3%
  Federated Department Stores, Inc.                      12,530         477,769
  Big Lots, Inc.*+                                       16,980         389,181
  Dillard's, Inc. -- Class A+                            10,330         361,240
  J.C. Penney Co., Inc.+                                  4,300         332,648
  Kohl's Corp.*                                           2,790         190,920
  Nordstrom, Inc.+                                          290          14,309
                                                                  -------------
  TOTAL MULTILINE RETAIL                                              1,766,067
                                                                  -------------
  HOUSEHOLD DURABLES 0.9%
  Lennar Corp. -- Class A+                                7,700         403,942
  Stanley Works+                                          7,560         380,193
  Whirlpool Corp.+                                        4,040         335,401
  Black & Decker Corp.+                                     420          33,587
                                                                  -------------
  TOTAL HOUSEHOLD DURABLES                                            1,153,123
                                                                  -------------
  HOTELS, RESTAURANTS & LEISURE 0.4%
  Wyndham Worldwide Corp.*                                7,620         243,992
  McDonald's Corp.                                        3,160         140,083
  Starwood Hotels & Resorts
  Worldwide, Inc.                                         1,750         109,375
  Darden Restaurants, Inc.+                               2,010          80,742
                                                                  -------------
  TOTAL HOTELS, RESTAURANTS & LEISURE                                   574,192
                                                                  -------------
  INTERNET & CATALOG RETAIL 0.3%
  IAC/InterActiveCorp*+                                  11,400         423,624
                                                                  -------------
  TOTAL INTERNET & CATALOG RETAIL                                       423,624
                                                                  -------------
  COMMERCIAL SERVICES & SUPPLIES 0.2%
  Apollo Group, Inc. -- Class A*+                         7,750         302,017
                                                                  -------------
  TOTAL COMMERCIAL SERVICES & SUPPLIES                                  302,017
                                                                  -------------
  AUTOMOBILES 0.2%
  Harley-Davidson, Inc.+                                  3,010         212,115
                                                                  -------------
  TOTAL AUTOMOBILES                                                     212,115
                                                                  -------------
  LEISURE EQUIPMENT & PRODUCTS 0.1%
  Mattel, Inc.                                            3,450          78,177
                                                                  -------------
  TOTAL LEISURE EQUIPMENT & PRODUCTS                                     78,177
                                                                  -------------
  TEXTILES & APPAREL 0.0%
  VF Corp.                                                  700          57,456
                                                                  -------------
  TOTAL TEXTILES & APPAREL                                               57,456
                                                                  -------------
TOTAL CONSUMER DISCRETIONARY                                          9,709,976
                                                                  -------------
INDUSTRIALS 7.2%
  INDUSTRIAL CONGLOMERATES 2.4%
  General Electric Co.                                   62,540       2,327,113
  Tyco International Ltd.                                25,880         786,752
  3M Co.                                                    850          66,241
                                                                  -------------
  TOTAL INDUSTRIAL CONGLOMERATES                                      3,180,106
                                                                  -------------


                                              See Notes to Financial Statements.

56 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2006
--------------------------------------------------------------------------------
  NOVA FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

  AEROSPACE & DEFENSE 1.7%
  Lockheed Martin Corp.                                   6,410   $     590,169
  General Dynamics Corp.                                  7,550         561,342
  Northrop Grumman Corp.                                  7,670         519,259
  Raytheon Co.                                            6,380         336,864
  United Technologies Corp.                               2,650         165,678
  Boeing Co.                                              1,620         143,921
                                                                  -------------
  TOTAL AEROSPACE & DEFENSE                                           2,317,233
                                                                  -------------
  MACHINERY 1.4%
  Caterpillar, Inc.+                                     10,390         637,219
  Dover Corp.                                             8,620         422,552
  Eaton Corp.+                                            5,190         389,977
  Cummins, Inc.+                                          3,196         377,703
  Terex Corp.*+                                             660          42,623
                                                                  -------------
  TOTAL MACHINERY                                                     1,870,074
                                                                  -------------
  ROAD & RAIL 0.7%
  Union Pacific Corp.                                     5,790         532,796
  CSX Corp.                                              12,920         444,835
                                                                  -------------
  TOTAL ROAD & RAIL                                                     977,631
                                                                  -------------
  COMMERCIAL SERVICES & SUPPLIES 0.4%
  Waste Management, Inc.                                  9,070         333,504
  Allied Waste Industries, Inc.*+                        20,780         255,386
                                                                  -------------
  TOTAL COMMERCIAL SERVICES & SUPPLIES                                  588,890
                                                                  -------------
  AIR FREIGHT & COURIERS 0.4%
  FedEx Corp.+                                            2,510         272,636
  United Parcel Service, Inc. --
    Class B+                                              3,010         225,690
                                                                  -------------
  TOTAL AIR FREIGHT & COURIERS                                          498,326
                                                                  -------------
  ELECTRICAL EQUIPMENT 0.2%
  Cooper Industries Ltd. -- Class A                       2,400         217,032
                                                                  -------------
  TOTAL ELECTRICAL EQUIPMENT                                            217,032
                                                                  -------------
  BUILDING PRODUCTS 0.0%
  Masco Corp.                                               360          10,753
                                                                  -------------
  TOTAL BUILDING PRODUCTS                                                10,753
                                                                  -------------
TOTAL INDUSTRIALS                                                     9,660,045
                                                                  -------------
ENERGY 6.6%
  OIL & GAS 5.6%
  Exxon Mobil Corp.+                                     41,870       3,208,498
  ConocoPhillips                                         11,740         844,693
  Chevron Corp.                                          10,602         779,565
  Occidental Petroleum Corp.                             13,060         637,720
  Marathon Oil Corp.                                      6,200         573,500
  Valero Energy Corp.                                    10,630         543,831
  El Paso Corp.+                                         29,000         443,120
  Anadarko Petroleum Corp.                                9,320         405,606
  Kinder Morgan, Inc.                                        90           9,518
                                                                  -------------
  TOTAL OIL & GAS                                                     7,446,051
                                                                  -------------
  ENERGY EQUIPMENT & SERVICES 1.0%
  Halliburton Co.                                        17,790         552,379
  National-Oilwell Varco, Inc.*                           6,470         395,835
  Weatherford International Ltd.*                         5,660         236,531

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

  Schlumberger Ltd.+                                      3,130   $     197,691
                                                                  -------------
  TOTAL ENERGY EQUIPMENT & SERVICES                                   1,382,436
                                                                  -------------
TOTAL ENERGY                                                          8,828,487
                                                                  -------------
CONSUMER STAPLES 6.1%
  TOBACCO 1.5%
  Altria Group, Inc.+                                    18,020       1,546,476
  Reynolds American, Inc.+                                6,730         440,613
                                                                  -------------
  TOTAL TOBACCO                                                       1,987,089
                                                                  -------------
  BEVERAGES 1.5%
  Molson Coors Brewing Co. --
    Class B+                                              5,280         403,603
  PepsiCo, Inc.                                           6,150         384,682
  Pepsi Bottling Group, Inc.+                            11,850         366,283
  Brown-Forman Corp. -- Class B                           4,890         323,914
  Coca-Cola Co.+                                          6,710         323,758
  Anheuser-Busch Cos., Inc.                               3,510         172,692
                                                                  -------------
  TOTAL BEVERAGES                                                     1,974,932
                                                                  -------------
  HOUSEHOLD PRODUCTS 1.1%
  Procter & Gamble Co.                                   22,810       1,465,999
                                                                  -------------
  TOTAL HOUSEHOLD PRODUCTS                                            1,465,999
                                                                  -------------
  FOOD & DRUG RETAILING 1.1%
  Safeway, Inc.+                                         14,610         504,922
  Kroger Co.+                                            21,140         487,700
  Wal-Mart Stores, Inc.                                  10,190         470,574
                                                                  -------------
  TOTAL FOOD & DRUG RETAILING                                         1,463,196
                                                                  -------------
  FOOD PRODUCTS 0.9%
  Archer-Daniels-Midland Co.                             14,410         460,544
  General Mills, Inc.+                                    7,000         403,200
  Campbell Soup Co.+                                     10,150         394,733
                                                                  -------------
  TOTAL FOOD PRODUCTS                                                 1,258,477
                                                                  -------------
TOTAL CONSUMER STAPLES                                                8,149,693
                                                                  -------------
TELECOMMUNICATION SERVICES 2.5%
  DIVERSIFIED TELECOMMUNICATION SERVICES 2.1%
  AT&T, Inc.+                                            31,880       1,139,710
  Verizon Communications, Inc.+                          11,490         427,887
  Embarq Corp.                                            7,970         418,903
  CenturyTel, Inc.+                                       9,160         399,926
  BellSouth Corp.                                         5,040         237,434
  Qwest Communications
    International, Inc.*+                                23,980         200,713
                                                                  -------------
  TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                        2,824,573
                                                                  -------------
  WIRELESS TELECOMMUNICATION SERVICES 0.4%
  Alltel Corp.                                            8,830         534,039
  Sprint Nextel Corp.                                     2,736          51,683
                                                                  -------------
  TOTAL WIRELESS TELECOMMUNICATION SERVICES                             585,722
                                                                  -------------
TOTAL TELECOMMUNICATION SERVICES                                      3,410,295
                                                                  -------------
UTILITIES 2.5%
  MULTI-UTILITIES 1.5%
  PG&E Corp.+                                            10,060         476,140
  Xcel Energy, Inc.+                                     18,330         422,690
  DTE Energy Co.+                                         8,720         422,135


See Notes to Financial Statements.

                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 57

SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 2006
--------------------------------------------------------------------------------
    NOVA FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

  CenterPoint Energy, Inc.+                              23,950   $     397,091
  Sempra Energy                                           5,180         290,287
                                                                  -------------
  TOTAL MULTI-UTILITIES                                               2,008,343
                                                                  -------------
  ELECTRIC UTILITIES 1.0%
  Pinnacle West Capital Corp.+                            7,850         397,916
  FirstEnergy Corp.+                                      4,740         285,822
  Edison International                                    6,180         281,066
  TXU Corp.                                               5,050         273,761
  Allegheny Energy, Inc.*                                 1,480          67,947
                                                                  -------------
  TOTAL ELECTRIC UTILITIES                                            1,306,512
                                                                  -------------
TOTAL UTILITIES                                                       3,314,855
                                                                  -------------
MATERIALS 1.8%
  METALS & MINING 1.0%
  Phelps Dodge Corp.                                      4,300         514,796
  United States Steel Corp.+                              5,700         416,898
  Nucor Corp.+                                            7,190         393,006
                                                                  -------------
  TOTAL METALS & MINING                                               1,324,700
                                                                  -------------
  CHEMICALS 0.5%
  E.I. du Pont de Nemours and Co.+                        6,400         311,744
  Sigma-Aldrich Corp.                                     3,700         287,564
                                                                  -------------
  TOTAL CHEMICALS                                                       599,308
                                                                  -------------
  CONTAINERS & PACKAGING 0.3%
  Temple-Inland, Inc.+                                    9,770         449,713
                                                                  -------------
  TOTAL CONTAINERS & PACKAGING                                          449,713
                                                                  -------------
TOTAL MATERIALS                                                       2,373,721
                                                                  -------------
TOTAL COMMON STOCKS
  (Cost $79,755,488)                                                 89,918,715
                                                                  -------------

                                                                         MARKET
                                                           FACE           VALUE
                                                         AMOUNT        (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 30.7%
Repurchase Agreement (Note 5)
   4.90% due 01/02/07++                           $   3,859,206   $   3,859,206
   4.80% due 01/02/07                                 9,843,302       9,843,302
   4.79% due 01/02/07                                 9,843,302       9,843,302
   4.65% due 01/02/07                                 9,843,302       9,843,302
   4.60% due 01/02/07                                 7,973,071       7,973,071
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $41,362,183)                                                41,362,183
                                                                  -------------

SECURITIES LENDING COLLATERAL 13.7%
Investment in Securities Lending Short Term
  Investment Portfolio held by
  U.S. Bank (Note 8)                                 18,387,759      18,387,759
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $18,387,759)                                                 18,387,759
                                                                  -------------
TOTAL INVESTMENTS 111.3%
  (Cost $139,505,430)                                             $ 149,668,657
                                                                  -------------
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (11.3)%                                          $ (15,191,977)
                                                                  -------------
NET ASSETS - 100.0%                                               $ 134,476,680
-------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                                    GAIN (LOSS)
                                                      CONTRACTS        (NOTE 1)
--------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
March 2007 S&P 500 Index
  Mini Futures Contracts
  (Aggregate Market Value
  of Contracts $48,580,838)                                 681   $     (59,190)
                                                                  -------------

                                                          UNITS
                                                         ------
EQUITY INDEX SWAP AGREEMENTS
March 2007 S&P 500 Index
  Swap, Terminating 03/29/07**
  (Notional Market Value
  $41,306,722)                                           29,124   $    (192,197)
March 2007 S&P 500 Index
  Swap, Terminating 03/14/07**
  (Notional Market Value
  $22,800,881)                                           16,076           3,362
                                                                  -------------
(TOTAL NOTIONAL MARKET
  VALUE $64,107,603)                                              $    (188,835)
                                                                  -------------

 *    NON-INCOME PRODUCING SECURITY.

**    PRICE RETURN BASED ON S&P 500 INDEX +/- FINANCING AT A VARIABLE RATE.

 +    ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2006 -- SEE
      NOTE 8.

++ ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT DECEMBER 31, 2006.


                                              See Notes to Financial Statements.

58 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS                                        December 31, 2006
--------------------------------------------------------------------------------
    INVERSE S&P 500 FUND
--------------------------------------------------------------------------------

                                                           FACE          MARKET
                                                         AMOUNT           VALUE
                                                                       (NOTE 1)
--------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 10.5%
Farmer Mac*
  5.15% due 01/23/07                              $   2,000,000   $   1,993,992
                                                                  -------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $1,993,992)                                                   1,993,992
                                                                  -------------

                                                      CONTRACTS
                                                  -------------
OPTIONS PURCHASED 0.0%
Call Options on:
  March 2007 S&P 500 Index
  Futures Contracts
  Expiring March 2007
  with strike price of 2100                                  50              --
                                                                  -------------
TOTAL OPTIONS PURCHASED
  (Cost $828)                                                                --
                                                                  -------------

                                                           FACE
                                                         AMOUNT
                                                  -------------
REPURCHASE AGREEMENTS 75.6%
Repurchase Agreement (Note 5)
  4.90% due 01/02/07+                             $   1,041,240       1,041,240
  4.80% due 01/02/07                                  3,503,761       3,503,761
  4.79% due 01/02/07                                  3,503,761       3,503,761
  4.65% due 01/02/07                                  3,503,761       3,503,761
  4.60% due 01/02/07                                  2,838,045       2,838,045
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $14,390,568)                                                 14,390,568
                                                                  -------------
TOTAL INVESTMENTS 86.1%
  (Cost $16,385,388)                                              $  16,384,560
                                                                  -------------
OTHER ASSETS IN EXCESS
  OF LIABILITIES - 13.9%                                          $   2,640,732
                                                                  -------------
NET ASSETS - 100.0%                                               $  19,025,292
-------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                                    GAIN (LOSS)
                                                      CONTRACTS        (NOTE 1)
--------------------------------------------------------------------------------

FUTURES CONTRACTS SOLD SHORT
March 2007 S&P 500 Index
  Mini Futures Contracts
  (Aggregate Market Value
  of Contracts $4,779,613)                                   67   $        (422)
                                                                  =============

                                                          UNITS
                                                  -------------
EQUITY INDEX SWAP AGREEMENTS
  SOLD SHORT
March 2007 S&P 500 Index
  Swap, Terminating 03/29/07**
  (Notional Market Value
  $5,482,573)                                             3,866   $      25,711
March 2007 S&P 500 Index
  Swap, Terminating 03/14/07**
  (Notional Market Value
  $8,854,279)                                             6,243          (9,350)
                                                                  -------------
(TOTAL NOTIONAL MARKET
  VALUE $14,336,852)                                              $      16,361
                                                                  =============

 * THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

**    PRICE RETURN BASED ON S&P 500 INDEX +/- FINANCING AT A VARIABLE RATE.

 + ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT DECEMBER 31, 2006.


See Notes to Financial Statements.

                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 59

SCHEDULE OF INVESTMENTS                                        December 31, 2006
--------------------------------------------------------------------------------
    OTC FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 93.7%

INFORMATION TECHNOLOGY 57.8%
  SOFTWARE 14.2%
  Microsoft Corp.+                                      147,790   $   4,413,009
  Oracle Corp.*                                         103,039       1,766,089
  Adobe Systems, Inc.*                                   23,030         946,994
  Symantec Corp.*+                                       44,698         931,953
  Intuit, Inc.*                                          22,572         688,672
  Electronic Arts, Inc.*                                  9,300         468,348
  Autodesk, Inc.*+                                        9,210         372,637
  Citrix Systems, Inc.*+                                 12,449         336,745
  BEA Systems, Inc.*                                     26,412         332,263
  Check Point Software
    Technologies Ltd.*+                                   5,110         112,011
                                                                  -------------
  TOTAL SOFTWARE                                                     10,368,721
                                                                  -------------
  COMMUNICATIONS EQUIPMENT 11.6%
  Qualcomm, Inc.                                         90,157       3,407,033
  Cisco Systems, Inc.*+                                 108,816       2,973,941
  Research In Motion, Ltd.*+                              8,476       1,083,063
  Comverse Technology, Inc.*+                            10,673         225,307
  Juniper Networks, Inc.*+                               11,380         215,537
  Tellabs, Inc.*                                         20,844         213,860
  Telefonaktiebolaget LM

    Ericsson -- SP ADR                                    4,210         169,368
  JDS Uniphase Corp.*+                                    7,700         128,282
                                                                  -------------
  TOTAL COMMUNICATIONS EQUIPMENT                                      8,416,391
                                                                  -------------
  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 10.3%
  Intel Corp.*                                           85,590       1,733,198
  Lam Research Corp.*+                                   22,465       1,137,178
  Applied Materials, Inc.+                               50,101         924,363
  Broadcom Corp. -- Class A*                             18,760         606,136
  Nvidia Corp.*+                                         15,622         578,170
  Altera Corp.*                                          27,477         540,747
  Xilinx, Inc.+                                          21,794         518,915
  Maxim Integrated Products, Inc.                        12,630         386,731
  Microchip Technology, Inc.+                            11,719         383,211
  Marvell Technology Group Ltd.*+                        18,740         359,621
  Linear Technology Corp.                                10,810         327,759
                                                                  -------------
  TOTAL SEMICONDUCTOR & SEMICONDUCTOR
    EQUIPMENT                                                         7,496,029
                                                                  -------------
  COMPUTERS & PERIPHERALS 9.5%
  Apple Computer, Inc.*+                                 53,018       4,498,047
  Dell, Inc.*+                                           36,370         912,523
  Network Appliance, Inc.*                               21,004         825,037
  SanDisk Corp.*+                                        10,885         468,382
  Sun Microsystems, Inc.*+                               43,890         237,884
                                                                  -------------
  TOTAL COMPUTERS & PERIPHERALS                                       6,941,873
                                                                  -------------
  INTERNET SOFTWARE & SERVICES 8.4%
  Google, Inc. -- Class A*+                               5,790       2,666,179
  eBay, Inc.*                                            45,350       1,363,675
  VeriSign, Inc.*+                                       42,323       1,017,868

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

  Yahoo!, Inc.*+                                         24,940   $     636,968
  Akamai Technologies, Inc.*+                             7,986         424,216
                                                                  -------------
  TOTAL INTERNET SOFTWARE & SERVICES                                  6,108,906
                                                                  -------------
  IT CONSULTING & SERVICES 3.1%
  Fiserv, Inc.*+                                         25,751       1,349,868
  Cognizant Technology Solutions
    Corp. -- Class A*                                     6,727         519,055
  Paychex, Inc.+                                          7,507         296,827
  CheckFree Corp.*+                                       2,670         107,227
                                                                  -------------
  TOTAL IT CONSULTING & SERVICES                                      2,272,977
                                                                  -------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 0.7%
  CDW Corp.+                                              7,091         498,639
                                                                  -------------
  TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                              498,639
                                                                  -------------
TOTAL INFORMATION TECHNOLOGY                                         42,103,536
                                                                  -------------
CONSUMER DISCRETIONARY 16.5%
  MEDIA 5.1%
  Comcast Corp. -- Class A*+                             46,386       1,963,519
  EchoStar Communications Corp.*                         16,017         609,127
  Sirius Satellite Radio, Inc.*+                        110,542         391,319
  Lamar Advertising Co. --
    Class A*+                                             4,501         294,320
  NTL, Inc.                                               9,460         238,770
  XM Satellite Radio Holdings, Inc.*+                     6,930         100,139
  Liberty Global, Inc. -- Class A*                        3,180          92,697
                                                                  -------------
  TOTAL MEDIA                                                         3,689,891
                                                                  -------------
  HOTELS, RESTAURANTS & LEISURE 3.0%
  Starbucks Corp.*+                                      45,380       1,607,359
  Wynn Resorts Ltd.+                                      6,155         577,647
                                                                  -------------
  TOTAL HOTELS, RESTAURANTS & LEISURE                                 2,185,006
                                                                  -------------
  SPECIALTY RETAIL 2.9%
  Bed Bath & Beyond, Inc.*+                              15,420         587,502
  Petsmart, Inc.+                                        19,364         558,845
  Staples, Inc.                                          13,370         356,979
  American Eagle Outfitters, Inc.+                       10,635         331,918
  Ross Stores, Inc.                                       7,230         211,839
  Urban Outfitters, Inc.*+                                4,330          99,720
                                                                  -------------
  TOTAL SPECIALTY RETAIL                                              2,146,803
                                                                  -------------
  INTERNET & CATALOG RETAIL 2.6%
  Liberty Media Corp - Interactive*                      31,207         673,135
  IAC/InterActiveCorp*+                                  14,486         538,300
  Amazon.com, Inc.*+                                     10,980         433,271
  Expedia, Inc.*                                         12,450         261,201
                                                                  -------------
  TOTAL INTERNET & CATALOG RETAIL                                     1,905,907
                                                                  -------------
  MULTILINE RETAIL 1.7%
  Sears Holdings Corp.*+                                  7,525       1,263,673
                                                                  -------------
  TOTAL MULTILINE RETAIL                                              1,263,673
                                                                  -------------
  HOUSEHOLD DURABLES 0.8%
  Garmin Ltd.+                                            9,828         547,027
                                                                  -------------
  TOTAL HOUSEHOLD DURABLES                                              547,027
                                                                  -------------


                                              See Notes to Financial Statements.

60 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2006
--------------------------------------------------------------------------------
  OTC FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

  COMMERCIAL SERVICES & SUPPLIES 0.4%
  Apollo Group, Inc. -- Class A*+                         7,898   $     307,785
                                                                  -------------
  TOTAL COMMERCIAL SERVICES & SUPPLIES                                  307,785
                                                                  -------------
TOTAL CONSUMER DISCRETIONARY                                         12,046,092
                                                                  -------------
HEALTH CARE 12.8%
  BIOTECHNOLOGY 8.8%
  Amgen, Inc.*+                                          32,808       2,241,114
  Gilead Sciences, Inc.*+                                27,032       1,755,188
  Celgene Corp.*+                                        17,585       1,011,665
  Genzyme Corp.*+                                        14,170         872,589
  Biogen Idec, Inc.*                                      8,050         395,980
  Amylin Pharmaceuticals, Inc.*+                          2,920         105,324
                                                                  -------------
  TOTAL BIOTECHNOLOGY                                                 6,381,860
                                                                  -------------
  PHARMACEUTICALS 1.6%
  Teva Pharmaceutical Industries
    Ltd. -- SP ADR+                                      28,258         878,258
  Sepracor, Inc.*+                                        4,600         283,268
                                                                  -------------
  TOTAL PHARMACEUTICALS                                               1,161,526
                                                                  -------------
  HEALTH CARE EQUIPMENT & SUPPLIES 1.3%
  Biomet, Inc.                                           15,637         645,339
  DENTSPLY International, Inc.                            5,460         162,981
  Intuitive Surgical, Inc.*+                              1,660         159,194
                                                                  -------------
  TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                967,514
                                                                  -------------
  HEALTH CARE PROVIDERS & SERVICES 1.1%
  Express Scripts, Inc.*+                                 5,658         405,113
  Patterson Cos., Inc.*+                                  6,523         231,632
  Lincare Holdings, Inc.*                                 3,640         145,017
                                                                  -------------
  TOTAL HEALTH CARE PROVIDERS & SERVICES                                781,762
                                                                  -------------
TOTAL HEALTH CARE                                                     9,292,662
                                                                  -------------
INDUSTRIALS 4.0%
  MACHINERY 1.5%
  Paccar, Inc.                                           12,534         813,457
  Joy Global, Inc.+                                       5,274         254,945
                                                                  -------------
  TOTAL MACHINERY                                                     1,068,402
                                                                  -------------
  AIR FREIGHT & COURIERS 0.9%
  Expeditors International
    Washington, Inc.+                                     9,390         380,295
  CH Robinson Worldwide, Inc.+                            7,554         308,883
                                                                  -------------
  TOTAL AIR FREIGHT & COURIERS                                          689,178
                                                                  -------------
  COMMERCIAL SERVICES & SUPPLIES 0.9%
  Cintas Corp.+                                           8,892         353,102
  Monster Worldwide, Inc.*+                               6,102         284,597
                                                                  -------------
  TOTAL COMMERCIAL SERVICES & SUPPLIES                                  637,699
                                                                  -------------
  ELECTRICAL EQUIPMENT 0.4%
  American Power Conversion Corp.                         9,143         279,684
                                                                  -------------
  TOTAL ELECTRICAL EQUIPMENT                                            279,684
                                                                  -------------
  TRADING COMPANIES & DISTRIBUTORS 0.3%
  Fastenal Co.+                                           6,685         239,858
                                                                  -------------
  TOTAL TRADING COMPANIES & DISTRIBUTORS                                239,858
                                                                  -------------
TOTAL INDUSTRIALS                                                     2,914,821
                                                                  -------------

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

CONSUMER STAPLES 1.2%
  FOOD & DRUG RETAILING 1.2%
  Costco Wholesale Corp.+                                10,330   $     546,147
  Whole Foods Market, Inc.+                               6,533         306,594
                                                                  -------------
  TOTAL FOOD & DRUG RETAILING                                           852,741
                                                                  -------------
TOTAL CONSUMER STAPLES                                                  852,741
                                                                  -------------
TELECOMMUNICATION SERVICES 0.9%
  WIRELESS TELECOMMUNICATION SERVICES 0.9%
  NII Holdings, Inc. -- Class B*                          6,530         420,793
  Millicom International Cellular
    SA*+                                                  4,352         268,257
                                                                  -------------
  TOTAL WIRELESS TELECOMMUNICATION SERVICES                             689,050
                                                                  -------------
TOTAL TELECOMMUNICATION SERVICES                                        689,050
                                                                  -------------
MATERIALS 0.3%
  CHEMICALS 0.3%
  Sigma-Aldrich Corp.                                     2,500         194,300
                                                                  -------------
  TOTAL CHEMICALS                                                       194,300
                                                                  -------------
TOTAL MATERIALS                                                         194,300
                                                                  -------------
ENERGY 0.2%
  ENERGY EQUIPMENT & SERVICES 0.2%
  Patterson-UTI Energy, Inc.+                             7,320         170,044
                                                                  -------------
  TOTAL ENERGY EQUIPMENT & SERVICES                                     170,044
                                                                  -------------
TOTAL ENERGY                                                            170,044
                                                                  -------------
TOTAL COMMON STOCKS
  (Cost $44,149,566)                                                 68,263,246
                                                                  -------------

                                                           FACE
                                                         AMOUNT
                                                  -------------
REPURCHASE AGREEMENTS 1.5%
Repurchase Agreement (Note 5)
  4.90% due 01/02/07++                            $      81,252          81,252
  4.80% due 01/02/07                                    256,891         256,891
  4.79% due 01/02/07                                    256,891         256,891
  4.65% due 01/02/07                                    256,891         256,891
  4.60% due 01/02/07                                    208,080         208,080
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $1,060,005)                                                   1,060,005
                                                                  -------------
SECURITIES LENDING COLLATERAL 28.8%
Investment in Securities Lending Short Term
  Investment Portfolio Held by
  U.S. Bank (Note 8)                                 21,014,171      21,014,171
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $21,014,171)                                                 21,014,171
                                                                  -------------
TOTAL INVESTMENTS 124.0%
  (Cost $66,223,742)                                              $  90,337,422
                                                                  =============
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (24.0)%                                          $ (17,466,335)
                                                                  =============
NET ASSETS - 100.0%                                               $  72,871,087
-------------------------------------------------------------------------------


See Notes to Financial Statements.

                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 61

SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 2006
--------------------------------------------------------------------------------
  OTC FUND
--------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                                           LOSS
                                                      CONTRACTS        (NOTE 1)
--------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
March 2007 Nasdaq 100 Index
  Mini Futures Contracts
  (Aggregate Market Value
  of Contracts $3,371,550)                                   95   $     (28,991)
                                                                  -------------

                                                          UNITS
                                                  -------------
EQUITY INDEX SWAP AGREEMENTS
March 2007 Nasdaq 100 Index
  Swap, Terminating 03/29/07**
  (Notional Market Value
  $1,006,901)                                               573   $      (1,302)
March 2007 Nasdaq 100 Index
  Swap, Terminating 03/14/07**
  (Notional Market Value
  $262,749)                                                 150          (8,259)
                                                                  -------------
(TOTAL NOTIONAL MARKET
  VALUE $1,269,650)                                               $      (9,561)
                                                                  =============

 *    NON-INCOME PRODUCING SECURITY.

**    PRICE RETURN BASED ON NASDAQ 100 INDEX +/- FINANCING AT A VARIABLE RATE.

 +    ALL OR A PORTION OF THIS  SECURITY IS ON LOAN AT DECEMBER  31, 2006 -- SEE
      NOTE 8.

++ ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT DECEMBER 31, 2006.

      ADR -- AMERICAN DEPOSITORY RECEIPT.


                                              See Notes to Financial Statements.

62 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS                                        December 31, 2006
--------------------------------------------------------------------------------
  INVERSE OTC FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                           FACE           VALUE
                                                         AMOUNT        (NOTE 1)
--------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 20.9%
Federal Home Loan Bank*
  5.15% due 01/17/07                              $   2,000,000   $   1,995,708
Freddie Mac*
  5.00% due 01/02/07                                  3,000,000       3,000,000
                                                                  -------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $4,995,708)                                                   4,995,708
                                                                  -------------

                                                      CONTRACTS
                                                  -------------
OPTIONS PURCHASED 0.0%
Call Options on:
  March 2007 Nasdaq 100 Index
  Futures Contracts
  Expiring March 2007
  with strike price of 2700                                  50              --
                                                                  -------------
TOTAL OPTIONS PURCHASED
  (Cost $453)                                                                --
                                                                  -------------

                                                           FACE
                                                         AMOUNT
                                                  -------------
REPURCHASE AGREEMENTS 62.0%
Repurchase Agreement (Note 5)
  4.90% due 01/02/07+                             $     488,440         488,440
  4.80% due 01/02/07                                  3,518,214       3,518,214
  4.79% due 01/02/07                                  3,518,214       3,518,214
  4.65% due 01/02/07                                  3,518,214       3,518,214
  4.60% due 01/02/07+                                 3,798,999       3,798,999
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $14,842,081)                                                 14,842,081
                                                                  -------------
TOTAL INVESTMENTS 82.9%
  (Cost $19,838,242)                                                $19,837,789
                                                                  =============
OTHER ASSETS IN EXCESS
  OF LIABILITIES - 17.1%                                          $   4,090,834
                                                                  =============
NET ASSETS - 100.0%                                                 $23,928,623
-------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                                           GAIN
                                                      CONTRACTS        (NOTE 1)
--------------------------------------------------------------------------------

FUTURES CONTRACTS SOLD SHORT
March 2007 Nasdaq 100 Index
  Mini Futures Contracts
  (Aggregate Market Value
  of Contracts $9,156,420)                                  258   $     242,153
                                                                  -------------

                                                          UNITS
                                                  -------------
EQUITY INDEX SWAP AGREEMENTS
  SOLD SHORT
March 2007 Nasdaq 100 Index
  Swap, Terminating 03/14/07**
  (Notional Market Value
  $9,416,837)                                             5,360   $     138,936
March 2007 Nasdaq 100 Index
  Swap, Terminating 03/29/07**
  (Notional Market Value
  $5,684,977)                                             3,236           2,956
                                                                  -------------
(TOTAL NOTIONAL MARKET
  VALUE $15,101,814)                                              $     141,892
                                                                  =============

 *    THE  ISSUER  IS  A  PUBLICLY   TRADED   COMPANY  THAT  OPERATES   UNDER  A
      CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

**    PRICE RETURN BASED ON NASDAQ 100 INDEX +/- FINANCING AT A VARIABLE RATE.

 + ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT DECEMBER 31, 2006.


See Notes to Financial Statements.

                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 63

SCHEDULE OF INVESTMENTS                                        December 31, 2006
--------------------------------------------------------------------------------
  DYNAMIC S&P 500 FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 63.8%

FINANCIALS 14.2%
  DIVERSIFIED FINANCIALS 3.6%
  Citigroup, Inc.                                         9,280   $     516,896
  Bank of America Corp.                                   8,480         452,747
  J.P. Morgan Chase & Co.                                 6,550         316,365
  Chicago Mercantile Exchange
     Holdings, Inc.+                                         70          35,683
  Moody's Corp.+                                            440          30,386
  CIT Group, Inc.                                           370          20,635
                                                                  -------------
  TOTAL DIVERSIFIED FINANCIALS                                        1,372,712
                                                                  -------------
  INSURANCE 3.1%
  American International Group, Inc.                      4,910         351,851
  MetLife, Inc.                                           1,440          84,974
  Prudential Financial, Inc.                                900          77,274
  Allstate Corp.+                                         1,180          76,830
  St. Paul Travelers Cos., Inc.                           1,298          69,690
  Hartford Financial Services Group,
     Inc.                                                   600          55,986
  AFLAC, Inc.+                                              928          42,688
  Chubb Corp.                                               780          41,270
  ACE Ltd.                                                  620          37,553
  Lincoln National Corp.                                    540          35,856
  Loews Corp.                                               860          35,664
  Progressive Corp.                                       1,440          34,877
  Marsh & McLennan Cos., Inc.+                            1,040          31,886
  Principal Financial Group, Inc.                           510          29,937
  Genworth Financial, Inc. -- Class A                       840          28,736
  XL Capital Ltd.+                                          340          24,487
  Aon Corp.+                                                590          20,851
  MBIA, Inc.+                                               250          18,265
  Ambac Financial Group, Inc.                               200          17,814
  Cincinnati Financial Corp.                                330          14,952
  UnumProvident Corp.+                                      650          13,507
  SAFECO Corp.+                                             200          12,510
  Torchmark Corp.                                           190          12,114
                                                                  -------------
  TOTAL INSURANCE                                                     1,169,572
                                                                  -------------
  BANKS 2.7%
  Wells Fargo & Co.                                       6,380         226,873
  Wachovia Corp.                                          3,600         205,020
  U.S. Bancorp+                                           3,320         120,151
  SunTrust Banks, Inc.+                                     670          56,581
  Regions Financial Corp.                                 1,382          51,687
  BB&T Corp.+                                             1,019          44,765
  National City Corp.+                                    1,190          43,506
  Fifth Third Bancorp+                                    1,050          42,976
  PNC Financial Services Group,
     Inc.+                                                  556          41,166
  KeyCorp+                                                  760          28,903
  Marshall & Ilsley Corp.+                                  480          23,093
  Synovus Financial Corp.+                                  610          18,806
  M&T Bank Corp.                                            150          18,324

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

  Comerica, Inc.+                                           300   $      17,604
  Zions Bancorporation                                      200          16,488
  Compass Bancshares, Inc.+                                 250          14,912
  Commerce Bancorp, Inc.+                                   350          12,345
  Huntington Bancshares, Inc.+                              450          10,688
  First Horizon National Corp.+                             240          10,027
                                                                  -------------
  TOTAL BANKS                                                         1,003,915
                                                                  -------------
  CAPITAL MARKETS 2.4%
  Morgan Stanley+                                         2,000         162,860
  Goldman Sachs Group, Inc.                                 800         159,480
  Merrill Lynch & Co., Inc.+                              1,670         155,477
  Lehman Brothers Holdings, Inc.+                         1,000          78,120
  Bank of New York Co., Inc.                              1,440          56,693
  State Street Corp.                                        630          42,487
  Charles Schwab Corp.                                    1,930          37,326
  Bear Stearns Cos., Inc.+                                  220          35,812
  Franklin Resources, Inc.+                                 310          34,153
  Mellon Financial Corp.+                                   780          32,877
  Ameriprise Financial, Inc.                                460          25,070
  Legg Mason, Inc.+                                         250          23,762
  T. Rowe Price Group, Inc.+                                500          21,885
  Northern Trust Corp.+                                     350          21,242
  E*Trade Financial Corp.*                                  810          18,160
  Janus Capital Group, Inc.                                 370           7,988
  Federated Investors, Inc. --
     Class B                                                170           5,743
                                                                  -------------
  TOTAL CAPITAL MARKETS                                                 919,135
                                                                  -------------
  THRIFTS & MORTGAGE FINANCE 1.0%
  Fannie Mae+                                             1,840         109,278
  Freddie Mac                                             1,310          88,949
  Washington Mutual, Inc.+                                1,790          81,427
  Countrywide Financial Corp.                             1,170          49,667
  Sovereign Bancorp, Inc.+                                  680          17,265
  MGIC Investment Corp.+                                    160          10,006
                                                                  -------------
  TOTAL THRIFTS & MORTGAGE FINANCE                                      356,592
                                                                  -------------
  REAL ESTATE 0.8%
  Simon Property Group, Inc.+                               420          42,542
  Equity Office Properties Trust                            660          31,792
  Vornado Realty Trust                                      240          29,160
  ProLogis                                                  470          28,562
  Equity Residential+                                       550          27,912
  Boston Properties, Inc.+                                  220          24,614
  Archstone-Smith Trust+                                    410          23,866
  Public Storage, Inc.+                                     230          22,425
  KIMCO Realty Corp.                                        430          19,328
  Plum Creek Timber Co., Inc. (REIT)                        330          13,151
  Realogy Corp.*                                            410          12,431
  CB Richard Ellis Group, Inc. --
     Class A*                                               350          11,620
  Apartment Investment &
     Management Co. -- Class A+                             180          10,084
                                                                  -------------
  TOTAL REAL ESTATE                                                     297,487
                                                                  -------------


                                              See Notes to Financial Statements.

64 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2006
--------------------------------------------------------------------------------
  DYNAMIC S&P 500 FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

  CONSUMER FINANCE 0.6%
  American Express Co.                                    2,278   $     138,206
  Capital One Financial Corp.                               770          59,152
  SLM Corp.                                                 770          37,553
                                                                  -------------
  TOTAL CONSUMER FINANCE                                                234,911
                                                                  -------------
TOTAL FINANCIALS                                                      5,354,324
                                                                  -------------
INFORMATION TECHNOLOGY 9.6%
  COMPUTERS & PERIPHERALS 2.4%
  International Business Machines
     Corp.                                                2,850         276,878
  Hewlett-Packard Co.                                     5,170         212,952
  Apple Computer, Inc.*                                   1,610         136,592
  Dell, Inc.*+                                            4,290         107,636
  EMC Corp.*+                                             4,160          54,912
  Sun Microsystems, Inc.*+                                6,650          36,043
  Network Appliance, Inc.*                                  710          27,889
  SanDisk Corp.*+                                           430          18,503
  NCR Corp.*+                                               340          14,538
  Lexmark International, Inc.*                              190          13,908
  QLogic Corp.*                                             300           6,576
                                                                  -------------
  TOTAL COMPUTERS & PERIPHERALS                                         906,427
                                                                  -------------
  SOFTWARE 2.2%
  Microsoft Corp.+                                       16,340         487,912
  Oracle Corp.*                                           7,560         129,578
  Adobe Systems, Inc.*                                    1,100          45,232
  Symantec Corp.*+                                        1,770          36,905
  Electronic Arts, Inc.*                                    580          29,209
  Intuit, Inc.*                                             660          20,137
  Autodesk, Inc.*                                           440          17,802
  CA, Inc.+                                                 777          17,599
  BMC Software, Inc.*                                       390          12,558
  Citrix Systems, Inc.*+                                    340           9,197
  Compuware Corp.*                                          670           5,581
  Novell, Inc.*                                             640           3,968
                                                                  -------------
  TOTAL SOFTWARE                                                        815,678
                                                                  -------------
  COMMUNICATIONS EQUIPMENT 1.7%
  Cisco Systems, Inc.*                                   11,470         313,475
  Qualcomm, Inc.                                          3,120         117,905
  Motorola, Inc.+                                         4,570          93,959
  Corning, Inc.*                                          2,960          55,381
  Juniper Networks, Inc.*+                                1,070          20,266
  Avaya, Inc.*                                              860          12,023
  Tellabs, Inc.*                                            830           8,516
  Comverse Technology, Inc.*+                               380           8,022
  JDS Uniphase Corp.*+                                      400           6,664
  Ciena Corp.*+                                             160           4,433
  ADC Telecommunications, Inc.*                             220           3,197
                                                                  -------------
  TOTAL COMMUNICATIONS EQUIPMENT                                        643,841
                                                                  -------------
  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 1.5%
  Intel Corp.*                                           10,890         220,522
  Texas Instruments, Inc.                                 2,800          80,640
  Applied Materials, Inc.+                                2,620          48,339
  Broadcom Corp. -- Class A*+                               890          28,756

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

  Nvidia Corp.*+                                            670   $      24,797
  Analog Devices, Inc.+                                     650          21,366
  Advanced Micro Devices, Inc.*+                          1,040          21,164
  Micron Technology, Inc.*+                               1,430          19,963
  KLA-Tencor Corp.+                                         380          18,905
  Maxim Integrated Products, Inc.                           610          18,678
  Linear Technology Corp.                                   560          16,979
  Xilinx, Inc.+                                             640          15,238
  Altera Corp.*                                             680          13,382
  National Semiconductor Corp.                              550          12,485
  Novellus Systems, Inc.*+                                  230           7,917
  LSI Logic Corp.*+                                         760           6,840
  Teradyne, Inc.*+                                          360           5,386
  PMC - Sierra, Inc.*+                                      400           2,684
                                                                  -------------
  TOTAL SEMICONDUCTOR & SEMICONDUCTOR
     EQUIPMENT                                                          584,041
                                                                  -------------
  INTERNET SOFTWARE & SERVICES 0.8%
  Google, Inc. -- Class A*+                                 400         184,192
  eBay, Inc.*                                             2,190          65,853
  Yahoo!, Inc.*+                                          2,310          58,998
  VeriSign, Inc.*                                           460          11,063
                                                                  -------------
  TOTAL INTERNET SOFTWARE & SERVICES                                    320,106
                                                                  -------------
  IT CONSULTING & SERVICES 0.7%
  Automatic Data Processing, Inc.+                        1,040          51,220
  First Data Corp.+                                       1,450          37,004
  Western Union Co.+                                      1,450          32,509
  Electronic Data Systems Corp.                             980          26,999
  Paychex, Inc.+                                            640          25,306
  Cognizant Technology Solutions
     Corp. -- Class A*                                      270          20,833
  Fiserv, Inc.*+                                            330          17,299
  Computer Sciences Corp.*                                  320          17,078
  Fidelity National Information
     Services, Inc.                                         310          12,428
  Affiliated Computer Services,
     Inc. -- Class A*                                       220          10,745
  Sabre Holdings Corp.                                      250           7,972
  Convergys Corp.*                                          260           6,183
  Unisys Corp.*                                             650           5,096
                                                                  -------------
  TOTAL IT CONSULTING & SERVICES                                        270,672
                                                                  -------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 0.2%
  Agilent Technologies, Inc.*+                              770          26,834
  Jabil Circuit, Inc.                                       350           8,593
  Molex, Inc.+                                              270           8,540
  Symbol Technologies, Inc.                                 480           7,171
  Solectron Corp.*                                        1,730           5,571
  Tektronix, Inc.                                           160           4,667
  Sanmina-SCI Corp.*                                      1,010           3,485
                                                                  -------------
  TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                               64,861
                                                                  -------------
  OFFICE ELECTRONICS 0.1%
  Xerox Corp.*                                            1,820          30,849
                                                                  -------------
  TOTAL OFFICE ELECTRONICS                                               30,849
                                                                  -------------
TOTAL INFORMATION TECHNOLOGY                                          3,636,475
                                                                  -------------


See Notes to Financial Statements.

                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 65

SCHEDULE OF INVESTMENTS (CONTINUED)                           December 31, 2006
--------------------------------------------------------------------------------
  DYNAMIC S&P 500 FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

HEALTH CARE 7.7%
  PHARMACEUTICALS 4.0%
  Johnson & Johnson, Inc.                                 5,480   $     361,789
  Pfizer, Inc.                                           13,620         352,758
  Merck & Co., Inc.+                                      4,100         178,760
  Abbott Laboratories                                     2,900         141,259
  Wyeth                                                   2,540         129,337
  Bristol-Myers Squibb Co.                                3,720          97,910
  Eli Lilly & Co.                                         1,861          96,958
  Schering-Plough Corp.                                   2,800          66,192
  Allergan, Inc.+                                           290          34,725
  Forest Laboratories, Inc.*+                               600          30,360
  Barr Pharmaceuticals, Inc.*+                              200          10,024
  Mylan Laboratories, Inc.+                                 400           7,984
  King Pharmaceuticals, Inc.*                               460           7,323
  Watson Pharmaceuticals, Inc.*                             190           4,946
                                                                  -------------
  TOTAL PHARMACEUTICALS                                               1,520,325
                                                                  -------------
  HEALTH CARE PROVIDERS & SERVICES 1.6%
  UnitedHealth Group, Inc.                                2,540         136,474
  WellPoint, Inc.*                                        1,170          92,067
  Cardinal Health, Inc.                                     767          49,418
  Caremark Rx, Inc.                                         809          46,202
  Aetna, Inc.                                               990          42,748
  Medco Health Solutions, Inc.*                             550          29,392
  McKesson Corp.                                            560          28,392
  CIGNA Corp.                                               190          24,998
  Express Scripts, Inc.*+                                   260          18,616
  Laboratory Corporation of America
     Holdings*+                                             240          17,633
  Humana, Inc.*                                             310          17,146
  AmerisourceBergen Corp.+                                  360          16,186
  Quest Diagnostics, Inc.                                   300          15,900
  Coventry Health Care, Inc.*                               300          15,015
  IMS Health, Inc.                                          370          10,168
  Health Management Associates,
     Inc. -- Class A+                                       450           9,499
  Patterson Cos., Inc.*+                                    260           9,233
  Manor Care, Inc.+                                         140           6,569
  Tenet Healthcare Corp.*+                                  890           6,203
                                                                  -------------
  TOTAL HEALTH CARE PROVIDERS & SERVICES                                591,859
                                                                  -------------
  HEALTH CARE EQUIPMENT & SUPPLIES 1.2%
  Medtronic, Inc.+                                        2,171         116,170
  Baxter International, Inc.                              1,240          57,524
  Boston Scientific Corp.*                                2,230          38,312
  Zimmer Holdings, Inc.*+                                   450          35,271
  Thermo Fisher Scientific, Inc.*                           770          34,873
  Becton, Dickinson & Co.                                   470          32,971
  Stryker Corp.+                                            560          30,862
  St. Jude Medical, Inc.*                                   670          24,495
  Biomet, Inc.                                              460          18,984
  C.R. Bard, Inc.                                           190          15,764
  Hospira, Inc.*                                            290           9,738

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

  Waters Corp.*                                             190   $       9,304
  Millipore Corp.*                                          100           6,660
  Bausch & Lomb, Inc.                                       100           5,206
  PerkinElmer, Inc.                                         230           5,113
                                                                  -------------
  TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                441,247
                                                                  -------------
  BIOTECHNOLOGY 0.9%
  Amgen, Inc.*                                            2,200         150,282
  Gilead Sciences, Inc.*                                    870          56,489
  Celgene Corp.*+                                           700          40,271
  Biogen Idec, Inc.*                                        640          31,482
  Genzyme Corp.*+                                           500          30,790
  Medimmune, Inc.*+                                         450          14,566
  Applera Corp. - Applied Biosystems
     Group+                                                 350          12,842
                                                                  -------------
  TOTAL BIOTECHNOLOGY                                                   336,722
                                                                  -------------
TOTAL HEALTH CARE                                                     2,890,153
                                                                  -------------
INDUSTRIALS 6.9%
  INDUSTRIAL CONGLOMERATES 2.6%
  General Electric Co.                                   19,477         724,739
  Tyco International Ltd.                                 3,760         114,304
  3M Co.                                                  1,390         108,323
  Textron, Inc.                                             240          22,505
                                                                  -------------
  TOTAL INDUSTRIAL CONGLOMERATES                                        969,871
                                                                  -------------
  AEROSPACE & DEFENSE 1.5%
  Boeing Co.+                                             1,490         132,371
  United Technologies Corp.                               1,900         118,788
  Honeywell International, Inc.                           1,540          69,670
  Lockheed Martin Corp.                                     670          61,687
  General Dynamics Corp.                                    760          56,506
  Raytheon Co.+                                             840          44,352
  Northrop Grumman Corp.                                    650          44,005
  Rockwell Collins, Inc.                                    320          20,253
  L-3 Communications Holdings,
     Inc.+                                                  240          19,627
  Goodrich Corp.                                            240          10,932
                                                                  -------------
  TOTAL AEROSPACE & DEFENSE                                             578,191
                                                                  -------------
  MACHINERY 0.9%
  Caterpillar, Inc.                                       1,230          75,436
  Deere & Co.                                               440          41,831
  Illinois Tool Works, Inc.                                 790          36,490
  Danaher Corp.+                                            450          32,598
  Paccar, Inc.                                              465          30,178
  Ingersoll-Rand Co. -- Class A                             580          22,695
  Eaton Corp.                                               280          21,039
  ITT Industries, Inc.                                      350          19,887
  Dover Corp.                                               390          19,118
  Parker Hannifin Corp.                                     220          16,914
  Terex Corp.*+                                             190          12,270
  Cummins, Inc.+                                            100          11,818
  Pall Corp.                                                230           7,947
                                                                  -------------
  TOTAL MACHINERY                                                       348,221
                                                                  -------------


                                              See Notes to Financial Statements.

66 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS (CONTINUED)                           December 31, 2006
--------------------------------------------------------------------------------
  DYNAMIC S&P 500 FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

  AIR FREIGHT & COURIERS 0.6%
  United Parcel Service, Inc. --
    Class B+                                              2,030   $     152,209
  FedEx Corp.+                                              580          63,000
                                                                  -------------
  TOTAL AIR FREIGHT & COURIERS                                          215,209
                                                                  -------------
  ROAD & RAIL 0.4%
  Burlington Northern Santa Fe
    Corp.                                                   680          50,191
  Union Pacific Corp.                                       510          46,930
  Norfolk Southern Corp.                                    750          37,717
  CSX Corp.                                                 820          28,233
  Ryder System, Inc.+                                       110           5,617
                                                                  -------------
  TOTAL ROAD & RAIL                                                     168,688
                                                                  -------------
  COMMERCIAL SERVICES & SUPPLIES 0.4%
  Waste Management, Inc.                                  1,010          37,138
  Pitney Bowes, Inc.+                                       420          19,400
  RR Donnelley & Sons Co.                                   410          14,571
  Avery Dennison Corp.                                      180          12,227
  Robert Half International, Inc.+                          320          11,878
  Monster Worldwide, Inc.*+                                 240          11,194
  Cintas Corp.                                              260          10,325
  Equifax, Inc.                                             240           9,744
  Allied Waste Industries, Inc.*+                           480           5,899
                                                                  -------------
  TOTAL COMMERCIAL SERVICES & SUPPLIES                                  132,376
                                                                  -------------
  ELECTRICAL EQUIPMENT 0.3%
  Emerson Electric Co.                                    1,520          67,017
  Rockwell Automation, Inc.                                 320          19,545
  Cooper Industries Ltd. -- Class A                         170          15,373
  American Power Conversion
    Corp.+                                                  320           9,789
                                                                  -------------
  TOTAL ELECTRICAL EQUIPMENT                                            111,724
                                                                  -------------
  BUILDING PRODUCTS 0.1%
  Masco Corp.+                                              740          22,104
  American Standard Cos., Inc.+                             330          15,130
                                                                  -------------
  TOTAL BUILDING PRODUCTS                                                37,234
                                                                  -------------
  AIRLINES 0.1%
  Southwest Airlines Co.+                                 1,500          22,980
                                                                  -------------
  TOTAL AIRLINES                                                         22,980
                                                                  -------------
  CONSTRUCTION & ENGINEERING 0.0%
  Fluor Corp.                                               170          13,880
                                                                  -------------
  TOTAL CONSTRUCTION & ENGINEERING                                       13,880
                                                                  -------------
  TRADING COMPANIES & DISTRIBUTORS 0.0%
  W.W. Grainger, Inc.                                       140           9,792
                                                                  -------------
  TOTAL TRADING COMPANIES & DISTRIBUTORS                                  9,792
                                                                  -------------
TOTAL INDUSTRIALS                                                     2,608,166
                                                                  -------------
CONSUMER DISCRETIONARY 6.8%
  MEDIA 2.4%
  Comcast Corp. -- Class A*+                              3,930         166,357
  Time Warner, Inc.+                                      7,540         164,221
  Walt Disney Co.+                                        3,910         133,996
  News Corp. -- Class A+                                  4,420          94,942

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

  Viacom, Inc. - Class B*                                 1,320   $      54,160
  CBS Corp.+                                              1,480          46,146
  McGraw-Hill Cos., Inc.                                    670          45,573
  DIRECTV Group, Inc.*                                    1,460          36,412
  Omnicom Group, Inc.+                                      320          33,453
  Clear Channel Communications,
    Inc.                                                    930          33,052
  Gannett Co., Inc.+                                        440          26,602
  Univision Communications, Inc. --
    Class A*+                                               480          17,002
  Tribune Co.+                                              360          11,081
  Interpublic Group of Cos., Inc.*+                         830          10,159
  EW Scripps Co. -- Class A                                 160           7,990
  New York Times Co. -- Class A+                            270           6,577
  Dow Jones & Co., Inc.                                     120           4,560
  Meredith Corp.+                                            70           3,945
                                                                  --------------
  TOTAL MEDIA                                                           896,228
                                                                  --------------
  SPECIALTY RETAIL 1.3%
  Home Depot, Inc.                                        3,860         155,017
  Lowe's Cos., Inc.+                                      2,880          89,712
  Best Buy Co., Inc.+                                       760          37,384
  Staples, Inc.                                           1,370          36,579
  TJX Cos., Inc.+                                           860          24,527
  Office Depot, Inc.*                                       530          20,230
  Bed Bath & Beyond, Inc.*                                  530          20,193
  The Gap, Inc.+                                          1,000          19,500
  Limited Brands, Inc.                                      650          18,811
  Sherwin-Williams Co.                                      210          13,352
  AutoZone, Inc.*+                                          100          11,556
  Tiffany & Co.+                                            260          10,202
  OfficeMax, Inc.                                           140           6,951
  AutoNation, Inc.*+                                        280           5,970
  Circuit City Stores, Inc.+                                270           5,125
  RadioShack Corp.+                                         260           4,363
                                                                  --------------
  TOTAL SPECIALTY RETAIL                                                479,472
                                                                  --------------
  HOTELS, RESTAURANTS & LEISURE 1.0%
  McDonald's Corp.                                        2,340         103,732
  Starbucks Corp.*+                                       1,430          50,651
  Carnival Corp.+                                           840          41,202
  Marriott International, Inc. --
    Class A                                                 630          30,064
  International Game Technology,
    Inc.+                                                   640          29,568
  Yum! Brands, Inc.                                         500          29,400
  Harrah's Entertainment, Inc.                              350          28,952
  Hilton Hotels Corp.+                                      730          25,477
  Starwood Hotels & Resorts
    Worldwide, Inc.                                         400          25,000
  Wyndham Worldwide Corp.*                                  370          11,847
  Darden Restaurants, Inc.                                  280          11,248
  Wendy's International, Inc.                               180           5,956
                                                                  --------------
  TOTAL HOTELS, RESTAURANTS & LEISURE                                   393,097
                                                                  --------------


See Notes to Financial Statements.

                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 67

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2006
--------------------------------------------------------------------------------
  DYNAMIC S&P 500 FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

  MULTILINE RETAIL 0.7%
  Target Corp.+                                           1,620   $      92,421
  Kohl's Corp.*                                             616          42,153
  Federated Department Stores, Inc.                         990          37,749
  J.C. Penney Co., Inc.+                                    430          33,265
  Sears Holdings Corp.*+                                    160          26,869
  Nordstrom, Inc.+                                          430          21,216
  Dollar General Corp.+                                     590           9,475
  Family Dollar Stores, Inc.                                290           8,506
  Big Lots, Inc.*+                                          210           4,813
  Dillard's, Inc. -- Class A+                               120           4,196
                                                                  --------------
  TOTAL MULTILINE RETAIL                                                280,663
                                                                  --------------
  HOUSEHOLD DURABLES 0.4%
  Fortune Brands, Inc.                                      290          24,763
  Newell Rubbermaid, Inc.+                                  520          15,054
  D.R. Horton, Inc.+                                        520          13,775
  Lennar Corp. -- Class A+                                  260          13,640
  Pulte Homes, Inc.+                                        400          13,248
  Whirlpool Corp.+                                          150          12,453
  Centex Corp.+                                             220          12,379
  Harman International Industries,
    Inc.+                                                   120          11,989
  Black & Decker Corp.+                                     130          10,396
  Leggett & Platt, Inc.+                                    340           8,126
  KB HOME                                                   150           7,692
  Stanley Works+                                            150           7,544
  Snap-On, Inc.                                             110           5,240
                                                                  --------------
  TOTAL HOUSEHOLD DURABLES                                              156,299
                                                                  --------------
  TEXTILES & APPAREL 0.3%
  Nike, Inc. -- Class B+                                    360          35,651
  Coach, Inc.*+                                             690          29,643
  VF Corp.                                                  170          13,954
  Liz Claiborne, Inc.+                                      190           8,257
  Jones Apparel Group, Inc.                                 210           7,020
                                                                  --------------
  TOTAL TEXTILES & APPAREL                                               94,525
                                                                  --------------
  AUTOMOBILES 0.3%
  Harley-Davidson, Inc.+                                    490          34,530
  General Motors Corp.+                                   1,070          32,870
  Ford Motor Co.+                                         3,570          26,811
                                                                  --------------
  TOTAL AUTOMOBILES                                                      94,211
                                                                  --------------
  LEISURE EQUIPMENT & PRODUCTS 0.1%
  Mattel, Inc.                                              720          16,315
  Eastman Kodak Co.+                                        540          13,932
  Hasbro, Inc.                                              300           8,175
  Brunswick Corp.                                           170           5,423
                                                                  --------------
  TOTAL LEISURE EQUIPMENT & PRODUCTS                                     43,845
                                                                  --------------
  AUTO COMPONENTS 0.1%
  Johnson Controls, Inc.+                                   370          31,790
  Goodyear Tire & Rubber Co.*+                              340           7,137
                                                                  --------------
  TOTAL AUTO COMPONENTS                                                  38,927
                                                                  --------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------
  INTERNET & CATALOG RETAIL 0.1%
  Amazon.com, Inc.*+                                        580   $      22,887
  IAC/InterActiveCorp*+                                     420          15,607
                                                                  --------------
  TOTAL INTERNET & CATALOG RETAIL                                        38,494
                                                                  --------------
  COMMERCIAL SERVICES & SUPPLIES 0.1%
  H&R Block, Inc.+                                          610          14,055
  Apollo Group, Inc. -- Class A*+                           260          10,132
                                                                  --------------
  TOTAL COMMERCIAL SERVICES & SUPPLIES                                   24,187
                                                                  --------------
  DISTRIBUTORS 0.0%
  Genuine Parts Co.                                         320          15,178
                                                                  --------------
  TOTAL DISTRIBUTORS                                                     15,178
                                                                  --------------
TOTAL CONSUMER DISCRETIONARY                                          2,555,126
                                                                  --------------
ENERGY 6.3%
  OIL & GAS 5.2%
  Exxon Mobil Corp.+                                     11,020         844,463
  Chevron Corp.                                           4,120         302,944
  ConocoPhillips                                          3,110         223,764
  Occidental Petroleum Corp.                              1,630          79,593
  Marathon Oil Corp.                                        660          61,050
  Valero Energy Corp.                                     1,140          58,322
  Devon Energy Corp.+                                       840          56,347
  Apache Corp.                                              620          41,236
  Anadarko Petroleum Corp.                                  870          37,862
  XTO Energy, Inc.                                          690          32,464
  Williams Cos., Inc.                                     1,130          29,516
  EOG Resources, Inc.+                                      460          28,727
  Hess Corp.                                                510          25,281
  Chesapeake Energy Corp.+                                  790          22,949
  Kinder Morgan, Inc.                                       200          21,150
  El Paso Corp.+                                          1,330          20,322
  Peabody Energy Corp.                                      500          20,205
  Murphy Oil Corp.+                                         350          17,798
  Sunoco, Inc.                                              230          14,343
  Consol Energy, Inc.+                                      350          11,246
                                                                  --------------
  TOTAL OIL & GAS                                                     1,949,582
                                                                  --------------
  ENERGY EQUIPMENT & SERVICES 1.1%
  Schlumberger Ltd.+                                      2,230         140,847
  Halliburton Co.                                         1,900          58,995
  Baker Hughes, Inc.+                                       610          45,542
  Transocean, Inc.*                                         550          44,489
  Weatherford International Ltd.*                           640          26,746
  National-Oilwell Varco, Inc.*+                            330          20,189
  Noble Corp.                                               260          19,799
  Nabors Industries Ltd.*+                                  570          16,975
  BJ Services Co.                                           550          16,126
  Smith International, Inc.+                                380          15,607
  Rowan Cos., Inc.+                                         210           6,972
                                                                  --------------
  TOTAL ENERGY EQUIPMENT & SERVICES                                     412,287
                                                                  --------------
TOTAL ENERGY                                                          2,361,869
                                                                  --------------


                                              See Notes to Financial Statements.

68 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS (CONTINUED)                           December 31, 2006
--------------------------------------------------------------------------------
  DYNAMIC S&P 500 FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

CONSUMER STAPLES 5.9%
  HOUSEHOLD PRODUCTS 1.4%
  Procter & Gamble Co.                                    5,990   $     384,977
  Colgate-Palmolive Co.                                     970          63,283
  Kimberly-Clark Corp.                                      870          59,116
  Clorox Co.                                                290          18,604
                                                                  --------------
  TOTAL HOUSEHOLD PRODUCTS                                              525,980
                                                                  --------------
  FOOD & DRUG RETAILING 1.4%
  Wal-Mart Stores, Inc.                                   4,645         214,506
  Walgreen Co.                                            1,900          87,191
  CVS Corp.+                                              1,560          48,220
  Costco Wholesale Corp.+                                   870          45,997
  Sysco Corp.+                                            1,170          43,009
  Kroger Co.                                              1,360          31,375
  Safeway, Inc.+                                            840          29,030
  Supervalu, Inc.                                           390          13,943
  Whole Foods Market, Inc.+                                 270          12,671
                                                                  --------------
  TOTAL FOOD & DRUG RETAILING                                           525,942
                                                                  --------------
  BEVERAGES 1.3%
  PepsiCo, Inc.                                           3,100         193,905
  Coca-Cola Co.+                                          3,850         185,762
  Anheuser-Busch Cos., Inc.                               1,450          71,340
  Constellation Brands, Inc. --
    Class A*+                                               400          11,608
  Coca-Cola Enterprises, Inc.                               520          10,618
  Brown-Forman Corp. -- Class B                             150           9,936
  Pepsi Bottling Group, Inc.+                               260           8,037
  Molson Coors Brewing Co. --
    Class B                                                  90           6,880
                                                                  --------------
  TOTAL BEVERAGES                                                       498,086
                                                                  --------------
  TOBACCO 1.0%
  Altria Group, Inc.+                                     3,960         339,847
  Reynolds American, Inc.+                                  320          20,951
  UST, Inc.+                                                300          17,460
                                                                  --------------
  TOTAL TOBACCO                                                         378,258
                                                                  --------------
  FOOD PRODUCTS 0.7%
  Archer-Daniels-Midland Co.                              1,240          39,631
  General Mills, Inc.+                                      650          37,440
  H.J. Heinz Co.+                                           620          27,906
  ConAgra Foods, Inc.                                       956          25,812
  Sara Lee Corp.                                          1,410          24,012
  Kellogg Co.+                                              470          23,528
  WM Wrigley Jr Co.                                         410          21,205
  Hershey Co.                                               330          16,434
  Campbell Soup Co.+                                        410          15,945
  Dean Foods Co.*                                           250          10,570
  McCormick & Co., Inc.                                     250           9,640
  Tyson Foods, Inc. -- Class A+                             480           7,896
                                                                  --------------
  TOTAL FOOD PRODUCTS                                                   260,019
                                                                  --------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

  PERSONAL PRODUCTS 0.1%
  Avon Products, Inc.                                       840   $      27,753
  Estee Lauder Cos., Inc. -- Class A                        240           9,797
                                                                  --------------
  TOTAL PERSONAL PRODUCTS                                                37,550
                                                                  --------------
TOTAL CONSUMER STAPLES                                                2,225,835
                                                                  --------------
UTILITIES 2.3%
  ELECTRIC UTILITIES 1.3%
  Duke Energy Corp.+                                      2,370          78,708
  Exelon Corp.+                                           1,270          78,600
  Southern Co.+                                           1,400          51,604
  TXU Corp.                                                 870          47,163
  FPL Group, Inc.+                                          760          41,359
  FirstEnergy Corp.+                                        600          36,180
  Entergy Corp.                                             390          36,005
  American Electric Power Co., Inc.+                        750          31,935
  Edison International                                      620          28,197
  PPL Corp.                                                 720          25,805
  Progress Energy, Inc.+                                    480          23,558
  Allegheny Energy, Inc.*                                   310          14,232
  Pinnacle West Capital Corp.                               190           9,631
                                                                  --------------
  TOTAL ELECTRIC UTILITIES                                              502,977
                                                                  --------------
  MULTI-UTILITIES 0.9%
  Dominion Resources, Inc.+                                 670          56,173
  Public Service Enterprise Group,
    Inc.                                                    480          31,863
  PG&E Corp.+                                               660          31,238
  Sempra Energy                                             500          28,020
  AES Corp.*                                              1,250          27,550
  Consolidated Edison, Inc.+                                490          23,554
  Constellation Energy Group, Inc.                          340          23,416
  Ameren Corp.+                                             390          20,955
  Xcel Energy, Inc.+                                        770          17,756
  DTE Energy Co.+                                           340          16,459
  KeySpan Corp.                                             330          13,589
  NiSource, Inc.+                                           520          12,532
  CenterPoint Energy, Inc.+                                 590           9,782
  CMS Energy Corp.*                                         420           7,014
  TECO Energy, Inc.                                         400           6,892
  Dynegy, Inc. -- Class A*                                  720           5,213
                                                                  --------------
  TOTAL MULTI-UTILITIES                                                 332,006
                                                                  --------------
  GAS UTILITIES 0.1%
  Questar Corp.+                                            160          13,288
  Nicor, Inc.+                                               80           3,744
  Peoples Energy Corp.                                       70           3,120
                                                                  --------------
  TOTAL GAS UTILITIES                                                    20,152
                                                                  --------------
TOTAL UTILITIES                                                         855,135
                                                                  --------------


See Notes to Financial Statements.

                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 69

SCHEDULE OF INVESTMENTS (CONTINUED)                           December 31, 2006
--------------------------------------------------------------------------------
  DYNAMIC S&P 500 FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES 2.2%
  DIVERSIFIED TELECOMMUNICATION SERVICES 1.8%
  AT&T, Inc.+                                             7,260   $     259,545
  Verizon Communications, Inc.+                           5,518         205,490
  BellSouth Corp.                                         3,450         162,530
  Qwest Communications
     International, Inc.*+                                3,040          25,445
  Embarq Corp.                                              280          14,717
  Windstream Corp.+                                         900          12,798
  CenturyTel, Inc.+                                         220           9,605
  Citizens Communications Co.+                              610           8,766
                                                                  -------------
  TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                          698,896
                                                                  -------------
  WIRELESS TELECOMMUNICATION SERVICES 0.4%
  Sprint Nextel Corp.+                                    5,470         103,328
  Alltel Corp.                                              710          42,941
                                                                  -------------
  TOTAL WIRELESS TELECOMMUNICATION SERVICES                             146,269
                                                                  -------------
TOTAL TELECOMMUNICATION SERVICES                                        845,165
                                                                  -------------
MATERIALS 1.9%
  CHEMICALS 1.0%
  E.I. du Pont de Nemours and Co.+                        1,740          84,755
  Dow Chemical Co.                                        1,800          71,892
  Monsanto Co.                                            1,030          54,106
  Praxair, Inc.                                             610          36,191
  Air Products & Chemicals, Inc.                            420          29,518
  PPG Industries, Inc.+                                     310          19,905
  Ecolab, Inc.+                                             340          15,368
  Rohm & Haas Co.                                           270          13,802
  Eastman Chemical Co.+                                     160           9,490
  Sigma-Aldrich Corp.                                       120           9,326
  Ashland, Inc.                                             110           7,610
  International Flavors & Fragrances,
     Inc.                                                   150           7,374
  Hercules, Inc.*+                                          210           4,055
                                                                  -------------
  TOTAL CHEMICALS                                                       363,392
                                                                  -------------
  METALS & MINING 0.6%
  Alcoa, Inc.                                             1,640          49,216
  Phelps Dodge Corp.                                        390          46,691
  Newmont Mining Corp.+                                     850          38,378
  Nucor Corp.+                                              570          31,156
  Freeport-McMoRan Copper &
     Gold, Inc. -- Class B+                                 370          20,620
  Allegheny Technologies, Inc.+                             190          17,229
  United States Steel Corp.+                                220          16,091
                                                                  -------------
  TOTAL METALS & MINING                                                 219,381
                                                                  -------------
  PAPER & FOREST PRODUCTS 0.2%
  Weyerhaeuser Co.                                          450          31,793
  International Paper Co.                                   858          29,258
  MeadWestvaco Corp.                                        340          10,220
                                                                  -------------
  TOTAL PAPER & FOREST PRODUCTS                                          71,271
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

  CONTAINERS & PACKAGING 0.1%
  Sealed Air Corp.                                          150   $       9,738
  Temple-Inland, Inc.+                                      200           9,206
  Pactiv Corp.*                                             250           8,922
  Ball Corp.                                                200           8,720
  Bemis Co.                                                 200           6,796
                                                                  -------------
  TOTAL CONTAINERS & PACKAGING                                           43,382
                                                                  -------------
  CONSTRUCTION MATERIALS 0.0%
  Vulcan Materials Co.                                      180          16,177
                                                                  -------------
  TOTAL CONSTRUCTION MATERIALS                                           16,177
                                                                  -------------
TOTAL MATERIALS                                                         713,603
                                                                  -------------
TOTAL COMMON STOCKS
  (Cost $19,410,529)                                                 24,045,851
                                                                  -------------

                                                           FACE
                                                         AMOUNT
                                                  -------------
REPURCHASE AGREEMENTS 34.3%
Repurchase Agreement (Note 5)
  4.90% due 01/02/07++                            $   2,249,794       2,249,794
  4.80% due 01/02/07                                  2,795,253       2,795,253
  4.79% due 01/02/07                                  2,795,253       2,795,253
  4.65% due 01/02/07                                  2,795,253       2,795,253
  4.60% due 01/02/07                                  2,264,154       2,264,154
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $12,899,707)                                                 12,899,707
                                                                  -------------

SECURITIES LENDING COLLATERAL 11.7%
Investment in Securities Lending Short Term
  Investment Portfolio Held by
  U.S. Bank (Note 8)                                  4,400,651       4,400,651
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $4,400,651)                                                   4,400,651
                                                                  -------------
TOTAL INVESTMENTS 109.8%
  (Cost $36,710,887)                                              $  41,346,209
                                                                  =============
LIABILITIES IN EXCESS OF

  OTHER ASSETS - (9.8)%                                           $  (3,682,958)
                                                                  =============
NET ASSETS - 100.0%                                                  37,663,251
-------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                                           GAIN
                                                      CONTRACTS        (NOTE 1)
--------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
March 2007 S&P 500 Index
  Mini Futures Contracts
  (Aggregate Market Value
  of Contracts $15,266,225)                                 214   $       1,216
                                                                  -------------


                                              See Notes to Financial Statements.

70 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 2006
--------------------------------------------------------------------------------
  DYNAMIC S&P 500 FUND
--------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                                           LOSS
                                                          UNITS        (NOTE 1)
--------------------------------------------------------------------------------

EQUITY INDEX SWAP AGREEMENTS
March 2007 S&P 500 Index
  Swap, Terminating 03/29/07**
  (Notional Market Value
  $24,214,766)                                           17,073   $    (112,670)
March 2007 S&P 500 Index
  Swap, Terminating 03/14/07**
  (Notional Market Value
  $12,243,087)                                            8,632         (27,833)
                                                                  -------------
(TOTAL NOTIONAL MARKET
  VALUE $36,457,853)                                              $    (140,503)
                                                                  =============

 *    NON-INCOME PRODUCING SECURITY.

**    PRICE RETURN BASED ON S&P 500 INDEX +/- FINANCING AT A VARIABLE DATA.

 +    ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2006 -- SEE
      NOTE 8.

++ ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT DECEMBER 31, 2006.

      REIT -- REAL ESTATE INVESTMENT TRUST.


See Notes to Financial Statements.

                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 71

SCHEDULE OF INVESTMENTS                                       December 31, 2006
--------------------------------------------------------------------------------
  DYNAMIC OTC FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 79.4%

INFORMATION TECHNOLOGY 48.8%
  SOFTWARE 13.0%
  Microsoft Corp.+                                       53,120   $   1,586,162
  Oracle Corp.*                                          34,010         582,931
  Adobe Systems, Inc.*                                    8,980         369,258
  Symantec Corp.*+                                       15,400         321,090
  Electronic Arts, Inc.*                                  4,876         245,555
  Intuit, Inc.*                                           6,905         210,672
  Autodesk, Inc.*+                                        3,780         152,939
  Citrix Systems, Inc.*+                                  3,370          91,158
  Cadence Design Systems, Inc.*+                          4,560          81,670
  Check Point Software
     Technologies Ltd.*+                                  3,700          81,104
  BEA Systems, Inc.*                                      5,710          71,832
  Activision, Inc.*+                                      3,930          67,753
                                                                  -------------
  TOTAL SOFTWARE                                                      3,862,124
                                                                  -------------
  COMMUNICATIONS EQUIPMENT 9.3%
  Qualcomm, Inc.                                         31,290       1,182,449
  Cisco Systems, Inc.*                                   34,060         930,860
  Research In Motion Ltd.*+                               2,890         369,284
  Juniper Networks, Inc.*+                                5,840         110,610
  Comverse Technology, Inc.*+                             3,290          69,452
  Telefonaktiebolaget LM Ericsson --
     SP ADR+                                              1,590          63,966
  Tellabs, Inc.*                                          3,950          40,527
                                                                  -------------
  TOTAL COMMUNICATIONS EQUIPMENT                                      2,767,148
                                                                  -------------
  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 8.6%
  Intel Corp.*                                           31,700         641,925
  Broadcom Corp. -- Class A*                              6,720         217,123
  Maxim Integrated Products, Inc.                         7,060         216,177
  Applied Materials, Inc.+                               11,250         207,563
  Nvidia Corp.*+                                          5,480         202,815
  Linear Technology Corp.+                                6,270         190,106
  KLA-Tencor Corp.+                                       3,780         188,055
  Marvell Technology Group Ltd.*+                         8,770         168,296
  Xilinx, Inc.+                                           7,000         166,670
  Altera Corp.*                                           7,994         157,322
  Lam Research Corp.*+                                    2,311         116,983
  Microchip Technology, Inc.+                             2,823          92,312
                                                                  -------------
  TOTAL SEMICONDUCTOR
     & SEMICONDUCTOR EQUIPMENT                                        2,565,347
                                                                  -------------
  COMPUTERS & PERIPHERALS 8.2%
  Apple Computer, Inc.*+                                 18,680       1,584,811
  Dell, Inc.*+                                           13,120         329,181
  Network Appliance, Inc.*+                               6,100         239,608
  SanDisk Corp.*+                                         3,260         140,278
  Sun Microsystems, Inc.*+                               24,043         130,313
                                                                  -------------
  TOTAL COMPUTERS & PERIPHERALS                                       2,424,191
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

  INTERNET SOFTWARE & SERVICES 6.6%
  Google, Inc. -- Class A*+                               2,134   $     982,664
  eBay, Inc.*                                            16,320         490,742
  Yahoo!, Inc.*+                                         10,270         262,296
  Akamai Technologies, Inc.*+                             2,348         124,726
  VeriSign, Inc.*+                                        3,600          86,580
                                                                  -------------
  TOTAL INTERNET SOFTWARE & SERVICES                                  1,947,008
                                                                  -------------
  IT CONSULTING & SERVICES 2.4%
  Paychex, Inc.+                                          5,670         224,192
  Fiserv, Inc.*+                                          3,400         178,228
  Cognizant Technology Solutions
     Corp. -- Class A*                                    2,171         167,514
  Infosys Technologies Ltd. --
     SP ADR                                               1,730          94,389
  CheckFree Corp.*+                                       1,320          53,011
                                                                  -------------
  TOTAL IT CONSULTING & SERVICES                                        717,334
                                                                  -------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 0.7%
  Flextronics International Ltd.*                         9,881         113,434
  CDW Corp.+                                              1,278          89,869
                                                                  -------------
  TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                              203,303
                                                                  -------------
TOTAL INFORMATION TECHNOLOGY                                         14,486,455
                                                                  -------------
CONSUMER DISCRETIONARY 13.8%
  MEDIA 4.4%
  Comcast Corp. -- Class A*+                             15,038         636,559
  NTL, Inc.                                               5,590         141,092
  EchoStar Communications Corp.*                          3,350         127,400
  Liberty Global, Inc. -- Class A*                        3,250          94,737
  Sirius Satellite Radio, Inc.*+                         23,910          84,641
  Lamar Advertising Co. --
     Class A*+                                            1,290          84,353
  XM Satellite Radio Holdings,
     Inc.*+                                               4,950          71,528
  Discovery Holding Co. -- Class A*                       3,740          60,177
                                                                  -------------
  TOTAL MEDIA                                                         1,300,487
                                                                  -------------
  HOTELS, RESTAURANTS & LEISURE 2.5%
  Starbucks Corp.*+                                      16,510         584,784
  Wynn Resorts Ltd.+                                      1,741         163,393
                                                                  -------------
  TOTAL HOTELS, RESTAURANTS & LEISURE                                   748,177
                                                                  -------------
  SPECIALTY RETAIL 2.3%
  Bed Bath & Beyond, Inc.*+                               5,969         227,419
  Staples, Inc.                                           7,620         203,454
  American Eagle Outfitters, Inc.                         3,640         113,604
  Ross Stores, Inc.                                       2,160          63,288
  Petsmart, Inc.+                                         2,170          62,626
                                                                  -------------
  TOTAL SPECIALTY RETAIL                                                670,391
                                                                  -------------
  INTERNET & CATALOG RETAIL 2.2%
  Liberty Media Corp - Interactive*                       9,510         205,131
  IAC/InterActiveCorp*+                                   4,810         178,740
  Amazon.com, Inc.*+                                      4,290         169,283
  Expedia, Inc.*                                          5,176         108,592
                                                                  -------------
  TOTAL INTERNET & CATALOG RETAIL                                       661,746
                                                                  -------------


                                              See Notes to Financial Statements.

72 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2006
--------------------------------------------------------------------------------
  DYNAMIC OTC FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

  MULTILINE RETAIL 1.4%
  Sears Holdings Corp.*+                                  2,530   $     424,863
                                                                  -------------
  TOTAL MULTILINE RETAIL                                                424,863
                                                                  -------------
  HOUSEHOLD DURABLES 0.6%
  Garmin Ltd.+                                            3,140         174,772
                                                                  -------------
  TOTAL HOUSEHOLD DURABLES                                              174,772
                                                                  -------------
  COMMERCIAL SERVICES & SUPPLIES 0.4%
  Apollo Group, Inc. -- Class A*+                         2,750         107,168
                                                                  -------------
  TOTAL COMMERCIAL SERVICES & SUPPLIES                                  107,168
                                                                  -------------
TOTAL CONSUMER DISCRETIONARY                                          4,087,604
                                                                  -------------
HEALTH CARE 10.8%
  BIOTECHNOLOGY 7.6%
  Amgen, Inc.*+                                           8,540         583,367
  Gilead Sciences, Inc.*                                  7,112         461,782
  Celgene Corp.*+                                         5,880         338,276
  Genzyme Corp.*+                                         5,170         318,369
  Biogen Idec, Inc.*                                      5,750         282,843
  Medimmune, Inc.*+                                       4,020         130,127
  Vertex Pharmaceuticals, Inc.*                           2,060          77,085
  Amylin Pharmaceuticals, Inc.*+                          1,970          71,058
                                                                  -------------
  TOTAL BIOTECHNOLOGY                                                 2,262,907
                                                                  -------------
  PHARMACEUTICALS 1.4%
  Teva Pharmaceutical Industries
     Ltd. -- SP ADR                                       9,540         296,503
  Sepracor, Inc.*+                                        1,670         102,839
                                                                  -------------
  TOTAL PHARMACEUTICALS                                                 399,342
                                                                  -------------
  HEALTH CARE EQUIPMENT & SUPPLIES 1.1%
  Biomet, Inc.                                            5,180         213,779
  DENTSPLY International, Inc.                            2,290          68,356
  Intuitive Surgical, Inc.*+                                581          55,718
                                                                  -------------
  TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                337,853
                                                                  -------------
  HEALTH CARE PROVIDERS & SERVICES 0.7%
  Express Scripts, Inc.*+                                 1,900         136,040
  Patterson Cos., Inc.*+                                  2,090          74,216
                                                                  -------------
  TOTAL HEALTH CARE PROVIDERS & SERVICES                                210,256
                                                                  -------------
TOTAL HEALTH CARE                                                     3,210,358
                                                                  -------------
INDUSTRIALS 3.4%
  MACHINERY 1.3%
  Paccar, Inc.                                            4,370         283,613
  Joy Global, Inc.+                                       1,830          88,462
                                                                  -------------
  TOTAL MACHINERY                                                       372,075
                                                                  -------------
  AIR FREIGHT & COURIERS 0.8%
  Expeditors International
     Washington, Inc.+                                    3,290         133,245
  CH Robinson Worldwide, Inc.+                            2,620         107,132
                                                                  -------------
  TOTAL AIR FREIGHT & COURIERS                                          240,377
                                                                  -------------
  COMMERCIAL SERVICES & SUPPLIES 0.7%
  Cintas Corp.+                                           3,020         119,924
  Monster Worldwide, Inc.*+                               2,060          96,078
                                                                  -------------
  TOTAL COMMERCIAL SERVICES & SUPPLIES                                  216,002
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

  ELECTRICAL EQUIPMENT 0.3%
  American Power Conversion
     Corp.                                                3,054   $      93,422
                                                                  -------------
  TOTAL ELECTRICAL EQUIPMENT                                             93,422
                                                                  -------------
  TRADING COMPANIES & DISTRIBUTORS 0.3%
  Fastenal Co.+                                           2,267          81,340
                                                                  -------------
  TOTAL TRADING COMPANIES & DISTRIBUTORS                                 81,340
                                                                  -------------
TOTAL INDUSTRIALS                                                     1,003,216
                                                                  -------------
TELECOMMUNICATION SERVICES 1.2%
  WIRELESS TELECOMMUNICATION SERVICES 0.8%
  NII Holdings, Inc. -- Class B*+                         2,360         152,079
  Millicom International
     Cellular SA*+                                        1,527          94,124
                                                                  -------------
  TOTAL WIRELESS TELECOMMUNICATION SERVICES                             246,203
                                                                  -------------
  DIVERSIFIED TELECOMMUNICATION SERVICES 0.4%
  Level 3 Communications, Inc.*+                         18,020         100,912
                                                                  -------------
  TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                          100,912
                                                                  -------------
TOTAL TELECOMMUNICATION SERVICES                                        347,115
                                                                  -------------
CONSUMER STAPLES 1.0%
  FOOD & DRUG RETAILING 1.0%
  Costco Wholesale Corp.+                                 3,790         200,377
  Whole Foods Market, Inc.+                               2,150         100,900
                                                                  -------------
  TOTAL FOOD & DRUG RETAILING                                           301,277
                                                                  -------------
TOTAL CONSUMER STAPLES                                                  301,277
                                                                  -------------
MATERIALS 0.2%
  CHEMICALS 0.2%
  Sigma-Aldrich Corp.                                       990          76,943
                                                                  -------------
  TOTAL CHEMICALS                                                        76,943
                                                                  -------------
TOTAL MATERIALS                                                          76,943
                                                                  -------------
ENERGY 0.2%
  ENERGY EQUIPMENT & SERVICES 0.2%
  Patterson-UTI Energy, Inc.+                             2,520          58,540
                                                                  -------------
  TOTAL ENERGY EQUIPMENT & SERVICES                                      58,540
                                                                  -------------
TOTAL ENERGY                                                             58,540
                                                                  -------------
TOTAL COMMON STOCKS
  (Cost $17,897,861)                                                 23,571,508
                                                                  -------------

                                                           FACE
                                                         AMOUNT
                                                  -------------
REPURCHASE AGREEMENTS 23.9%
Repurchase Agreement (Note 5)
  4.90% due 01/02/07++                            $   2,881,307       2,881,307
  4.80% due 01/02/07                                    937,977         937,977
  4.79% due 01/02/07                                    937,977         937,977
  4.65% due 01/02/07                                    937,977         937,977
  4.60% due 01/02/07++                                1,395,955       1,395,955
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $7,091,193)                                                   7,091,193
                                                                  -------------


See Notes to Financial Statements.

                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 73

SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 2006
--------------------------------------------------------------------------------
  DYNAMIC OTC FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                           FACE           VALUE
                                                         AMOUNT        (NOTE 1)
--------------------------------------------------------------------------------

SECURITIES LENDING COLLATERAL 24.7%
Investment in Securities Lending Short Term
  Investment Portfolio Held by
  U.S. Bank (Note 8)                                $ 7,320,487   $   7,320,487
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $7,320,487)                                                   7,320,487
                                                                  -------------
TOTAL INVESTMENTS 128.0%
  (Cost $32,309,541)                                              $  37,983,188
                                                                  =============
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (28.0)%                                          $  (8,310,576)
                                                                  =============
NET ASSETS - 100.0%                                               $  29,672,612
-------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                                    GAIN (LOSS)
                                                      CONTRACTS        (NOTE 1)
--------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
March 2007 Nasdaq 100 Index
  Mini Futures Contracts
  (Aggregate Market Value
  of Contracts $354,900)                                     10   $         248
                                                                  =============

                                                          UNITS
                                                  -------------
EQUITY INDEX SWAP AGREEMENTS
March 2007 Nasdaq 100 Index
  Swap, Terminating 03/29/07**
  (Notional Market Value
  $29,280,364)                                           16,666   $     (38,110)
March 2007 Nasdaq 100 Index
  Swap, Terminating 03/14/07**
  (Notional Market Value
  $6,496,317)                                             3,698            (479)
                                                                  -------------
(TOTAL NOTIONAL MARKET
  VALUE $35,776,681)                                              $     (38,589)
                                                                  =============

 *   NON-INCOME PRODUCING SECURITY.

**   PRICE RETURN BASED ON NASDAQ 100 INDEX +/- FINANCING AT A VARIABLE RATE.

 +   ALL OR A PORTION OF THIS  SECURITY IS ON LOAN AT  DECEMBER  31, 2006 -- SEE
     NOTE 8.

++ ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT DECEMBER 31, 2006.

ADR -- AMERICAN DEPOSITORY RECEIPT.


                                              See Notes to Financial Statements.

74 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS                                        December 31, 2006
--------------------------------------------------------------------------------
  MID-CAP ADVANTAGE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 67.4%

FINANCIALS 11.9%
  INSURANCE 3.8%
  Everest Re Group Ltd.                                   2,840   $     278,632
  W.R. Berkley Corp.                                      7,652         264,071
  HCC Insurance Holdings, Inc.                            6,960         223,346
  Protective Life Corp.                                   4,430         210,425
  American Financial Group, Inc.+                         5,355         192,298
  Horace Mann Educators Corp.                             7,533         152,167
  Stancorp Financial Group, Inc.                          1,650          74,332
  Old Republic International Corp.                        2,720          63,322
  Fidelity National Financial, Inc. --
     Class A                                              1,195          28,537
                                                                  -------------
  TOTAL INSURANCE                                                     1,487,130
                                                                  -------------
  REAL ESTATE 2.8%
  Regency Centers Corp.                                   3,260         254,834
  AMB Property Corp.                                      4,200         246,162
  Liberty Property Trust+                                 4,630         227,518
  Potlatch Corp.+                                         4,060         177,909
  Hospitality Properties Trust+                           1,740          82,702
  Macerich Co.+                                             790          68,390
  Developers Diversified
     Realty Corp.+                                          550          34,623
                                                                  -------------
  TOTAL REAL ESTATE                                                   1,092,138
                                                                  -------------
  CAPITAL MARKETS 1.7%
  A.G. Edwards, Inc.+                                     4,057         256,767
  SEI Investments Co.+                                    2,660         158,430
  Investors Financial Services Corp.+                     3,250         138,677
  Nuveen Investments, Inc. --
     Class A                                              1,860          96,497
  Eaton Vance Corp.+                                        860          28,389
                                                                  -------------
  TOTAL CAPITAL MARKETS                                                 678,760
                                                                  -------------
  BANKS 1.7%
  Colonial BancGroup, Inc.                                8,830         227,284
  Cullen/Frost Bankers, Inc.                              3,950         220,489
  Greater Bay Bancorp+                                    6,250         164,563
  Cathay General Bancorp                                  1,240          42,792
  Mercantile Bankshares Corp.                                60           2,807
                                                                  -------------
  TOTAL BANKS                                                           657,935
                                                                  -------------
  THRIFTS & MORTGAGE FINANCE 1.3%
  PMI Group, Inc.+                                        5,030         237,265
  Radian Group, Inc.+                                     4,360         235,048
  Webster Financial Corp.                                   410          19,975
                                                                  -------------
  TOTAL THRIFTS & MORTGAGE FINANCE                                      492,288
                                                                  -------------
  CONSUMER FINANCE 0.6%
  AmeriCredit Corp.*+                                     8,398         211,378
                                                                  -------------
  TOTAL CONSUMER FINANCE                                                211,378
                                                                  -------------
TOTAL FINANCIALS                                                      4,619,629
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

INDUSTRIALS 10.6%
  MACHINERY 2.9%
  Joy Global, Inc.+                                       5,790   $     279,888
  Oshkosh Truck Corp.                                     4,430         214,501
  Timken Co.+                                             6,620         193,172
  Crane Co.                                               4,570         167,445
  Nordson Corp.                                           2,160         107,633
  Lincoln Electric Holdings, Inc.                         1,710         103,318
  AGCO Corp.*+                                            1,670          51,670
  Graco, Inc.+                                                2              79
                                                                  -------------
  TOTAL MACHINERY                                                     1,117,706
                                                                  -------------
  COMMERCIAL SERVICES & SUPPLIES 2.8%
  Manpower, Inc.                                          3,860         289,230
  Adesa, Inc.                                             7,170         198,968
  Dun & Bradstreet Corp.*+                                1,920         158,957
  Korn/Ferry International, Inc.*+                        6,640         152,454
  Navigant Consulting, Inc.*+                             7,690         151,954
  Kelly Services, Inc.                                    4,950         143,253
                                                                  -------------
  TOTAL COMMERCIAL SERVICES & SUPPLIES                                1,094,816
                                                                  -------------
  ROAD & RAIL 1.3%
  Avis Budget Group, Inc.                                 8,490         184,148
  YRC Worldwide, Inc.*+                                   4,610         173,935
  Swift Transportation Co., Inc.*                         5,880         154,468
                                                                  -------------
  TOTAL ROAD & RAIL                                                     512,551
                                                                  -------------
  AEROSPACE & DEFENSE 1.0%
  Precision Castparts Corp.+                              3,410         266,935
  DRS Technologies, Inc.+                                 2,220         116,949
                                                                  -------------
  TOTAL AEROSPACE & DEFENSE                                             383,884
                                                                  -------------
  CONSTRUCTION & ENGINEERING 0.9%
  Quanta Services, Inc.*+                                 9,980         196,307
  Granite Construction, Inc.                              3,320         167,062
                                                                  -------------
  TOTAL CONSTRUCTION & ENGINEERING                                      363,369
                                                                  -------------
  AIR FREIGHT & COURIERS 0.6%
  Expeditors International
     Washington, Inc.+                                    4,280         173,340
  CH Robinson Worldwide, Inc.+                            1,162          47,514
                                                                  -------------
  TOTAL AIR FREIGHT & COURIERS                                          220,854
                                                                  -------------
  TRADING COMPANIES & DISTRIBUTORS 0.5%
  United Rentals, Inc.*                                   6,803         173,000
  MSC Industrial Direct Co.
     -- Class A+                                            710          27,797
                                                                  -------------
  TOTAL TRADING COMPANIES & DISTRIBUTORS                                200,797
                                                                  -------------
  INDUSTRIAL CONGLOMERATES 0.3%
  Teleflex, Inc.+                                         1,930         124,601
                                                                  -------------
  TOTAL INDUSTRIAL CONGLOMERATES                                        124,601
                                                                  -------------
  ELECTRICAL EQUIPMENT 0.3%
  Roper Industries, Inc.                                  1,180          59,283
  Thomas & Betts Corp.*                                   1,200          56,736


See Notes to Financial Statements.

                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 75

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2006
--------------------------------------------------------------------------------
  MID-CAP ADVANTAGE FUND
--------------------------------------------------------------------------------
                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

  AMETEK, Inc.                                              155   $       4,935
                                                                  -------------
  TOTAL ELECTRICAL EQUIPMENT                                            120,954
                                                                  -------------
TOTAL INDUSTRIALS                                                     4,139,532
                                                                  -------------
CONSUMER DISCRETIONARY 10.5%
  SPECIALTY RETAIL 4.9%
  American Eagle Outfitters, Inc.                         8,955         279,485
  Abercrombie & Fitch Co. --
    Class A+                                              3,980         277,127
  Foot Locker, Inc.+                                      9,300         203,949
  Rent-A-Center, Inc.*+                                   6,460         190,635
  Payless Shoesource, Inc.*                               5,780         189,700
  AnnTaylor Stores Corp.*                                 5,509         180,916
  Regis Corp.                                             4,480         177,139
  Aeropostale, Inc.*                                      5,610         173,181
  Charming Shoppes, Inc.*+                               10,440         141,253
  Dick's Sporting Goods, Inc.*+                             870          42,621
  GameStop Corp. -- Class A*+                               690          38,026
                                                                  -------------
  TOTAL SPECIALTY RETAIL                                              1,894,032
                                                                  -------------
  HOUSEHOLD DURABLES 1.4%
  Mohawk Industries, Inc.*+                               2,940         220,089
  Tupperware Brands Corp.+                                7,630         172,514
  Furniture Brands International,
    Inc.+                                                 5,770          93,647
  M.D.C. Holdings, Inc.                                     919          52,429
                                                                  -------------
  TOTAL HOUSEHOLD DURABLES                                              538,679
                                                                  -------------
  MEDIA 1.2%
  Lee Enterprises, Inc.+                                  5,633         174,961
  Harte-Hanks, Inc.                                       5,840         161,826
  Media General, Inc.                                     2,645          98,315
  Valassis Communications, Inc.*+                         3,390          49,155
                                                                  -------------
  TOTAL MEDIA                                                           484,257
                                                                  -------------
  MULTILINE RETAIL 0.9%
  Dollar Tree Stores, Inc.*+                              6,250         188,125
  99 Cents Only Stores*                                  13,350         162,469
                                                                  -------------
  TOTAL MULTILINE RETAIL                                                350,594
                                                                  -------------
  HOTELS, RESTAURANTS & LEISURE 0.8%
  Ruby Tuesday, Inc.+                                     5,720         156,957
  Bob Evans Farms, Inc.+                                  2,930         100,265
  International Speedway Corp. --
    Class A                                                 850          43,384
  CBRL Group, Inc.                                          570          25,513
                                                                  -------------
  TOTAL HOTELS, RESTAURANTS & LEISURE                                   326,119
                                                                  -------------
  COMMERCIAL SERVICES & SUPPLIES 0.6%
  DeVry, Inc.+                                            6,340         177,520
  Sotheby's Holdings, Inc. --
    Class A                                               1,870          58,007
                                                                  -------------
  TOTAL COMMERCIAL SERVICES & SUPPLIES                                  235,527
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------
  AUTO COMPONENTS 0.4%
  BorgWarner, Inc.+                                       2,470   $     145,779
                                                                  -------------
  TOTAL AUTO COMPONENTS                                                 145,779
                                                                  -------------
  TEXTILES & APPAREL 0.2%
  Polo Ralph Lauren Corp.                                 1,060          82,320
  Timberland Co. -- Class A*+                                 5             158
                                                                  -------------
  TOTAL TEXTILES & APPAREL                                               82,478
                                                                  -------------
  AUTOMOBILES 0.1%
  Thor Industries, Inc.+                                    820          36,072
                                                                  -------------
  TOTAL AUTOMOBILES                                                      36,072
                                                                  -------------
TOTAL CONSUMER DISCRETIONARY                                          4,093,537
                                                                  -------------
INFORMATION TECHNOLOGY 10.4%
  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 2.5%
  Lam Research Corp.*+                                    5,850         296,127
  Intersil Corp. -- Class A                               8,650         206,908
  Integrated Device Technology,
    Inc.*                                                10,780         166,874
  MEMC Electronic Materials, Inc.*+                       4,060         158,908
  Atmel Corp.*                                            9,140          55,297
  Fairchild Semiconductor
     International, Inc.*                                 2,720          45,723
  Microchip Technology, Inc.+                             1,170          38,259
  Silicon Laboratories, Inc.*+                              110           3,812
  Semtech Corp.*                                            150           1,961
                                                                  -------------
  TOTAL SEMICONDUCTOR
    & SEMICONDUCTOR EQUIPMENT                                           973,869
                                                                  -------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 2.0%
  Vishay Intertechnology, Inc.*+                         14,510         196,466
  Ingram Micro, Inc. -- Class A*                          8,200         167,362
  Tech Data Corp.*                                        3,320         125,728
  Plexus Corp.*+                                          5,155         123,101
  Avnet, Inc.*+                                           4,540         115,906
  CDW Corp.+                                                900          63,288
  Amphenol Corp. -- Class A+                                150           9,312
                                                                  -------------
  TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                              801,163
                                                                  -------------
  IT CONSULTING & SERVICES 1.8%
  BISYS Group, Inc.*                                     13,880         179,191
  Acxiom Corp.                                            6,860         175,959
  CSG Systems International, Inc.*                        5,920         158,241
  SRA International, Inc. --
    Class A*+                                             5,490         146,803
  Alliance Data Systems Corp.*+                             890          55,598
                                                                  -------------
  TOTAL IT CONSULTING & SERVICES                                        715,792
                                                                  -------------
  SOFTWARE 1.6%
  Sybase, Inc.*+                                          7,580         187,226
  Fair Isaac Corp.                                        4,540         184,551
  Jack Henry & Associates, Inc.+                          7,110         152,154
  Mentor Graphics Corp.*                                  3,830          69,055
  Macrovision Corp.*+                                     1,250          35,325
                                                                  -------------
  TOTAL SOFTWARE                                                        628,311
                                                                  -------------


                                              See Notes to Financial Statements.

76 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2006
--------------------------------------------------------------------------------
  MID-CAP ADVANTAGE FUND
--------------------------------------------------------------------------------
                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

  COMMUNICATIONS EQUIPMENT 1.3%
  Polycom, Inc.*+                                         6,200   $     191,642
  CommScope, Inc.*+                                       5,712         174,102
  Harris Corp.                                            2,060          94,472
  ADTRAN, Inc.+                                           1,210          27,467
  Dycom Industries, Inc.*+                                  310           6,547
                                                                  -------------
  TOTAL COMMUNICATIONS EQUIPMENT                                        494,230
                                                                  -------------
  COMPUTERS & PERIPHERALS 1.2%
  Western Digital Corp.*                                 11,390         233,040
  Palm, Inc.*+                                           11,790         166,121
  Diebold, Inc.+                                          1,160          54,056
                                                                  -------------
  TOTAL COMPUTERS & PERIPHERALS                                         453,217
                                                                  -------------
TOTAL INFORMATION TECHNOLOGY                                          4,066,582
                                                                  -------------
HEALTH CARE 7.2%
  HEALTH CARE PROVIDERS & SERVICES 2.8%
  Covance, Inc.*+                                         3,688         217,260
  Universal Health Services, Inc. --
    Class B                                               3,720         206,200
  Psychiatric Solutions, Inc.*+                           4,620         173,342
  LifePoint Hospitals, Inc.*                              5,120         172,544
  Apria Healthcare Group, Inc.*                           6,246         166,456
  Health Net, Inc.*                                       1,600          77,856
  Omnicare, Inc.+                                         1,980          76,487
                                                                  -------------
  TOTAL HEALTH CARE PROVIDERS & SERVICES                              1,090,145
                                                                  -------------
  HEALTH CARE EQUIPMENT & SUPPLIES 2.4%
  DENTSPLY International, Inc.                            7,710         230,144
  Hillenbrand Industries, Inc.                            3,700         210,641
  Edwards Lifesciences Corp.*+                            4,210         198,038
  Advanced Medical Optics, Inc.*+                         5,120         180,224
  Varian Medical Systems, Inc.*+                          1,950          92,762
                                                                  -------------
  TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                911,809
                                                                  -------------
  BIOTECHNOLOGY 1.5%
  Cephalon, Inc.*+                                        3,160         222,496
  Martek Biosciences Corp.*+                              6,140         143,308
  Charles River Laboratories
    International, Inc.*+                                 3,130         135,372
  Millennium Pharmaceuticals, Inc.*                       5,830          63,547
  Techne Corp.*                                             500          27,725
  Vertex Pharmaceuticals, Inc.*                              60           2,245
                                                                  -------------
  TOTAL BIOTECHNOLOGY                                                   594,693
                                                                  -------------
  PHARMACEUTICALS 0.5%
  Perrigo Co.+                                            5,520          95,496
  Sepracor, Inc.*+                                        1,320          81,285
  Par Pharmaceutical Cos., Inc.*                            610          13,646
                                                                  -------------
  TOTAL PHARMACEUTICALS                                                 190,427
                                                                  -------------
TOTAL HEALTH CARE                                                     2,787,074
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES         (NOTE 1)
--------------------------------------------------------------------------------

UTILITIES 5.8%
  MULTI-UTILITIES 2.5%
  Wisconsin Energy Corp.                                  5,520   $     261,979
  OGE Energy Corp.+                                       5,460         218,400
  Puget Energy, Inc.                                      7,990         202,627
  NSTAR+                                                  4,400         151,184
  Aquila, Inc.*                                          28,280         132,916
                                                                  -------------
  TOTAL MULTI-UTILITIES                                                 967,106
                                                                  -------------
  ELECTRIC UTILITIES 2.2%
  Sierra Pacific Resources*                              13,086         220,237
  Pepco Holdings, Inc.+                                   7,976         207,456
  Westar Energy, Inc.+                                    6,950         180,422
  Black Hills Corp.                                       3,200         118,208
  IDACORP, Inc.                                           3,040         117,496
                                                                  -------------
  TOTAL ELECTRIC UTILITIES                                              843,819
                                                                  -------------
  GAS UTILITIES 1.1%
  Oneok, Inc.                                             5,570         240,178
  AGL Resources, Inc.                                     5,210         202,721
                                                                  -------------
  TOTAL GAS UTILITIES                                                   442,899
                                                                  -------------
TOTAL UTILITIES                                                       2,253,824
                                                                  -------------
ENERGY 5.3%
  OIL & GAS 3.0%
  Noble Energy, Inc.+                                     6,600         323,862
  Newfield Exploration Co.*                               5,690         261,455
  Plains Exploration & Production
    Co.*+                                                 4,540         215,786
  Pogo Producing Co.+                                     3,620         175,353
  Overseas Shipholding Group,
    Inc.+                                                 2,955         166,367
  Southwestern Energy Co.*+                                 840          29,442
                                                                  -------------
  TOTAL OIL & GAS                                                     1,172,265
                                                                  -------------
  ENERGY EQUIPMENT & SERVICES 2.3%
  ENSCO International, Inc.+                              6,001         300,410
  Grant Prideco, Inc.*                                    5,140         204,418
  Tidewater, Inc.+                                        3,740         180,866
  Pride International, Inc.*+                             3,830         114,938
  Patterson-UTI Energy, Inc.+                             3,550          82,467
  Cameron International Corp.*+                             250          13,263
  Hanover Compressor Co.*+                                  560          10,578
                                                                  -------------
  TOTAL ENERGY EQUIPMENT & SERVICES                                     906,940
                                                                  -------------
TOTAL ENERGY                                                          2,079,205
                                                                  -------------
MATERIALS 3.8%
  CHEMICALS 2.5%
  Lyondell Chemical Co.+                                 10,260         262,348
  FMC Corp.                                               2,750         210,512
  Valspar Corp.                                           7,020         194,033
  Cytec Industries, Inc.+                                 2,150         121,497
  Airgas, Inc.                                            2,933         118,845
  Albemarle Corp.                                           850          61,030
                                                                  -------------
  TOTAL CHEMICALS                                                       968,265
                                                                  -------------


See Notes to Financial Statements.

                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 77

SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 2006
--------------------------------------------------------------------------------
  MID-CAP ADVANTAGE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------
  METALS & MINING 0.8%
  Steel Dynamics, Inc.+                                   6,220   $     201,839
  Reliance Steel & Aluminum Co.+                          2,202          86,715
  Commercial Metals Co.                                     690          17,802
                                                                  -------------
  TOTAL METALS & MINING                                                 306,356
                                                                  -------------
  CONTAINERS & PACKAGING 0.5%
  Sonoco Products Co.                                     5,860         223,032
                                                                  -------------
  TOTAL CONTAINERS & PACKAGING                                          223,032
                                                                  -------------
TOTAL MATERIALS                                                       1,497,653
                                                                  -------------
CONSUMER STAPLES 1.7%
  HOUSEHOLD PRODUCTS 0.5%
  Energizer Holdings, Inc.*+                              2,890         205,161
                                                                  -------------
  TOTAL HOUSEHOLD PRODUCTS                                              205,161
                                                                  -------------
  FOOD PRODUCTS 0.5%
  J.M. Smucker Co.                                        4,050         196,303
                                                                  -------------
  TOTAL FOOD PRODUCTS                                                   196,303
                                                                  -------------
  PERSONAL PRODUCTS 0.5%
  Alberto-Culver Co.+                                     8,260         177,177
                                                                  -------------
  TOTAL PERSONAL PRODUCTS                                               177,177
                                                                  -------------
  BEVERAGES 0.2%
  Hansen Natural Corp.*                                   1,580          53,215
  PepsiAmericas, Inc.                                     1,430          30,001
                                                                  -------------
  TOTAL BEVERAGES                                                        83,216
                                                                  -------------
TOTAL CONSUMER STAPLES                                                  661,857
                                                                  -------------
TELECOMMUNICATION SERVICES 0.2%
  WIRELESS TELECOMMUNICATION SERVICES 0.1%
  Telephone & Data Systems, Inc.+                         1,190          64,653
                                                                  -------------
  TOTAL WIRELESS TELECOMMUNICATION SERVICES                              64,653
                                                                  -------------
  DIVERSIFIED TELECOMMUNICATION SERVICES 0.1%

  Cincinnati Bell, Inc.*                                  5,930          27,100
                                                                  -------------
  TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                           27,100
                                                                  -------------
TOTAL TELECOMMUNICATION SERVICES                                         91,753
                                                                  -------------
TOTAL COMMON STOCKS
  (Cost $24,123,921)                                                 26,290,646
                                                                  -------------

                                                                         MARKET
                                                           FACE           VALUE
                                                         AMOUNT        (NOTE 1)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 32.6%
Repurchase Agreement (Note 5)
  4.90% due 01/02/07++                            $     383,247   $     383,247
  4.80% due 01/02/07                                  3,235,099       3,235,099
  4.79% due 01/02/07                                  3,235,099       3,235,099
  4.65% due 01/02/07                                  3,235,099       3,235,099
  4.60% due 01/02/07                                  2,620,430       2,620,430
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $12,708,974)                                                 12,708,974
                                                                  -------------
SECURITIES LENDING COLLATERAL 16.1%
Investment in Securities Lending Short Term
  Investment Portfolio Held by
  U.S. Bank (Note 8)                                  6,282,368       6,282,368
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $6,282,368)                                                   6,282,368
                                                                  -------------
TOTAL INVESTMENTS 116.1%
  (Cost $43,115,263)                                              $  45,281,988
                                                                  =============
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (16.1)%                                          $  (6,296,044)
                                                                  =============
NET ASSETS - 100.0%                                               $  38,985,944
-------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                                           LOSS
                                                      CONTRACTS        (NOTE 1)
--------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
March 2007 S&P MidCap 400 Index
  Mini Futures Contracts
  (Aggregate Market Value
  of Contracts $23,397,440)                                 289   $    (279,950)
                                                                  -------------

                                                          UNITS
EQUITY INDEX SWAP AGREEMENT                       -------------
February 2006 S&P MidCap 400 Index
  Swap, Terminating 02/22/07**
  (Notional Market Value
  $9,114,039)                                            11,331   $     (67,464)
                                                                  -------------

 *    NON-INCOME PRODUCING SECURITY.

**    PRICE RETURN BASED ON S&P MIDCAP 400 INDEX +/- FINANCING AT A VARIABLE
      RATE.

 +    ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2006 -- SEE
      NOTE 8.

++ ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT DECEMBER 31, 2006.


                                              See Notes to Financial Statements.

78 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS                                        December 31, 2006
--------------------------------------------------------------------------------
  INVERSE MID-CAP FUND

                                                                         MARKET
                                                           FACE           VALUE
                                                         AMOUNT        (NOTE 1)
--------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 25.1%
Fannie Mae*
  5.14% due 01/08/07                              $     500,000       $ 499,572
Freddie Mac*
  5.00% due 01/02/07                                  1,000,000       1,000,000
                                                                  -------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $1,499,572)                                                   1,499,572
                                                                  -------------
REPURCHASE AGREEMENTS 46.7%
Repurchase Agreement (Note 5)
  4.90% due 01/02/07+                                   397,001         397,001
  4.80% due 01/02/07                                    625,925         625,925
  4.79% due 01/02/07                                    625,925         625,925
  4.65% due 01/02/07                                    625,925         625,925
  4.60% due 01/02/07                                    506,999         506,999
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $2,781,775)                                                   2,781,775
                                                                  -------------
TOTAL INVESTMENTS 71.8%
  (Cost $4,281,347)                                                  $4,281,347
                                                                  =============
OTHER ASSETS IN EXCESS
  OF LIABILITIES - 28.2%                                             $1,677,387
                                                                  =============
NET ASSETS - 100.0%                                                  $5,958,734
-------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                                           GAIN
                                                      CONTRACTS        (NOTE 1)
--------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
March 2007 S&P MidCap 400 Index
  Mini Futures Contracts
  (Aggregate Market Value
  of Contracts $2,752,640)                                   34          14,923
                                                                  =============

                                                          UNITS
EQUITY INDEX SWAP AGREEMENT                       -------------
SOLD SHORT
February 2007 S&P MidCap 400 Index
  Swap, Terminating 02/22/07**
  (Notional Market Value
  $3,215,647)                                             3,998   $      56,353
                                                                  =============

 * THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

**    PRICE RETURN BASED ON S&P MIDCAP 400 INDEX +/- FINANCING AT A VARIABLE
      RATE.

 + ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT DECEMBER 31, 2006.


See Notes to Financial Statements.

                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 79

SCHEDULE OF INVESTMENTS                                       December 31, 2006
-------------------------------------------------------------------------------
  DYNAMIC RUSSELL 2000(R) FUND
-------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 61.7%

FINANCIALS 13.5%
  REAL ESTATE 4.6%
  Alexandria Real Estate Equities,
    Inc.                                                     90   $       9,036
  Realty Income Corp.                                       310           8,587
  Nationwide Health Properties, Inc.                        270           8,159
  LaSalle Hotel Properties                                  160           7,336
  Home Properties, Inc.                                     120           7,112
  Entertainment Properties Trust                            120           7,013
  Post Properties, Inc.                                     150           6,855
  Potlatch Corp.                                            150           6,573
  Corporate Office Properties
    Trust SBI                                               130           6,561
  Washington Real Estate Investment
    Trust                                                   160           6,400
  American Home Mortgage
    Investment Corp.                                        180           6,322
  Strategic Hotel Capital, Inc.                             270           5,883
  Sunstone Hotel Investors, Inc.                            220           5,881
  BioMed Realty Trust, Inc.                                 200           5,720
  Newcastle Investment Corp.                                180           5,638
  Senior Housing Properties Trust                           230           5,630
  Pennsylvania Real Estate
    Investment Trust                                        140           5,513
  Spirit Finance Corp.                                      410           5,113
  FelCor Lodging Trust, Inc.                                230           5,023
  Cousins Properties, Inc.                                  140           4,938
  Equity Lifestyle Properties, Inc.                          90           4,899
  Eastgroup Properties, Inc.                                 90           4,820
  Tanger Factory Outlet Centers,
    Inc.                                                    120           4,690
  Highwoods Properties, Inc.                                110           4,484
  PS Business Parks, Inc.                                    60           4,243
  Highland Hospitality Corp.                                290           4,132
  Sovran Self Storage, Inc.                                  70           4,010
  Acadia Realty Trust                                       160           4,003
  Franklin Street Properties Corp.,
    Inc.                                                    190           3,999
  Ashford Hospitality Trust, Inc.                           310           3,860
  Anthracite Capital, Inc.                                  300           3,819
  NorthStar Realty Finance Corp.                            220           3,645
  Parkway Properties, Inc.                                   70           3,571
  Medical Properties Trust, Inc.                            230           3,519
  Equity Inns, Inc.                                         220           3,511
  Impac Mortgage Holdings, Inc.                             390           3,432
  Innkeepers USA Trust                                      220           3,410
  Kite Realty Group Trust                                   170           3,165
  RAIT Financial Trust                                       90           3,103
  Capital Trust, Inc. -- Class A                             60           2,996
  Winston Hotels, Inc.                                      210           2,783

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
-------------------------------------------------------------------------------

  First Potomac Realty Trust                                 80   $       2,329
                                                                  -------------
  TOTAL REAL ESTATE                                                     211,716
                                                                  -------------
  BANKS 4.5%
  SVB Financial Group*                                      180           8,392
  Cathay General Bancorp                                    240           8,282
  Westamerica Bancorporation                                160           8,101
  Pacific Capital Bancorp                                   240           8,059
  International Bancshares Corp.                            240           7,418
  Chittenden Corp.                                          240           7,366
  Greater Bay Bancorp                                       260           6,846
  Sterling Financial Corp.                                  190           6,424
  Wintrust Financial Corp.                                  130           6,243
  Central Pacific Financial Corp.                           160           6,202
  Provident Bankshares Corp.                                170           6,052
  Citizens Banking Corp.                                    220           5,830
  MB Financial Corp.                                        150           5,642
  First Community Bancorp                                   100           5,227
  First Republic Bank                                       130           5,080
  Boston Private Financial Holdings,
    Inc.                                                    180           5,078
  National Penn Bancshares, Inc.                            250           5,063
  UMB Financial Corp.                                       130           4,746
  Hanmi Financial Corp.                                     210           4,731
  CVB Financial Corp.                                       320           4,627
  Sterling Bancshares, Inc.                                 355           4,622
  Prosperity Bancshares, Inc.                               130           4,486
  Chemical Financial Corp.                                  130           4,329
  Signature Bank*                                           130           4,027
  PrivateBancorp, Inc.                                       90           3,747
  City Holding Co.                                           90           3,680
  Banner Corp.                                               80           3,547
  First Bancorp Puerto Rico                                 370           3,526
  Capitol Bancorp Ltd.                                       70           3,234
  Centennial Bank Holdings, Inc.*                           340           3,216
  Columbia Banking Systems, Inc.                             90           3,161
  Western Alliance Bancorp, Inc.*                            90           3,129
  Integra Bank Corp.                                        110           3,027
  Texas Capital Bancshares, Inc.*                           150           2,982
  Nara Bancorp, Inc.                                        140           2,929
  Pinnacle Financial Partners, Inc.*                         80           2,654
  Old National Bancorp                                      140           2,649
  Virginia Commerce Bancorp, Inc.*                          130           2,584
  Seacoast Banking Corporation
    of Florida                                              100           2,480
  Wilshire Bancorp, Inc.                                    130           2,466
  Community Bancorp*                                         80           2,415
  Texas United Bancshares, Inc.                              70           2,404
  Preferred Bank                                             40           2,404
  Placer Sierra Bancshares                                  100           2,377
  Intervest Bancshares Corp.*                                60           2,065
  Independent Bank Corp.                                     60           1,517
                                                                  -------------
  TOTAL BANKS                                                           205,066
                                                                  -------------


                                              See Notes to Financial Statements.

80 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS (CONTINUED)                           December 31, 2006
-------------------------------------------------------------------------------
  DYNAMIC RUSSELL 2000(R) FUND
-------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

  INSURANCE 1.7%
  Ohio Casualty Corp.                                       250   $       7,452
  Selective Insurance Group, Inc.                           120           6,875
  Zenith National Insurance Corp.                           140           6,567
  Delphi Financial Group, Inc. --
    Class A                                                 160           6,473
  Argonaut Group, Inc.*                                     160           5,578
  RLI Corp.                                                  90           5,078
  LandAmerica Financial Group, Inc.                          70           4,418
  Infinity Property & Casualty Corp.                         90           4,355
  Safety Insurance Group, Inc.                               80           4,057
  Navigators Group, Inc.*                                    70           3,373
  Universal American Financial
    Corp.*                                                  180           3,355
  Tower Group, Inc.                                         100           3,107
  Odyssey Re Holdings Corp.                                  80           2,984
  Harleysville Group, Inc.                                   80           2,786
  FPIC Insurance Group, Inc.*                                70           2,728
  EMC Insurance Group, Inc.                                  70           2,388
  Meadowbrook Insurance Group,
    Inc.*                                                   220           2,176
  American Physicians Capital, Inc.*                         50           2,002
                                                                  -------------
  TOTAL INSURANCE                                                        75,752
                                                                  -------------
  THRIFTS & MORTGAGE FINANCE 1.3%
  Downey Financial Corp.                                     90           6,532
  MAF Bancorp, Inc.                                         140           6,257
  First Niagara Financial Group, Inc.                       420           6,241
  FirstFed Financial Corp.*                                  90           6,027
  Corus Bankshares, Inc.                                    200           4,614
  PFF Bancorp, Inc.                                         130           4,486
  W Holding Co., Inc.                                       570           3,397
  Triad Guaranty, Inc.*                                      60           3,292
  Flagstar Bancorp, Inc.                                    220           3,265
  Ocwen Financial Corp.*                                    200           3,172
  TierOne Corp.                                             100           3,161
  Franklin Bank Corp.*                                      150           3,081
  Accredited Home Lenders Holding
    Co.*                                                    110           3,001
  Fidelity Bankshares, Inc.                                  50           1,984
  Fremont General Corp.                                     120           1,945
                                                                  -------------
  TOTAL THRIFTS & MORTGAGE FINANCE                                       60,455
                                                                  -------------
  CAPITAL MARKETS 0.7%
  Knight Capital Group, Inc. --
    Class A*                                                390           7,476
  Piper Jaffray Cos., Inc.*                                  80           5,212
  Waddell & Reed Financial, Inc. --
    Class A                                                 180           4,925
  SWS Group, Inc.                                           100           3,570
  Calamos Asset Management,
    Inc. -- Class A                                         120           3,219
  LaBranche & Co., Inc.*                                    320           3,146

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
-------------------------------------------------------------------------------

  optionsXpress Holdings, Inc.                              110   $       2,496
  TradeStation Group, Inc.*                                 180           2,475
                                                                  -------------
  TOTAL CAPITAL MARKETS                                                  32,519
                                                                  -------------
  CONSUMER FINANCE 0.5%
  Advanta Corp.                                             100           4,363
  World Acceptance Corp.*                                    90           4,225
  CompuCredit Corp.*                                        100           3,981
  Cash America International, Inc.                           80           3,752
  Ezcorp, Inc. -- Class A*                                  150           2,438
  First Cash Financial Services, Inc.*                       90           2,328
  Advance America Cash Advance
    Centers, Inc.                                           130           1,905
  Asta Funding, Inc.                                         50           1,522
                                                                  -------------
  TOTAL CONSUMER FINANCE                                                 24,514
                                                                  -------------
  DIVERSIFIED FINANCIALS 0.2%
  International Securities Exchange
    Holdings, Inc.                                           80           3,743
  Financial Federal Corp.                                   120           3,529
  Portfolio Recovery Associates,
    Inc.*                                                    70           3,269
                                                                  -------------
  TOTAL DIVERSIFIED FINANCIALS                                           10,541
                                                                  -------------
TOTAL FINANCIALS                                                        620,563
                                                                  -------------
INFORMATION TECHNOLOGY 11.6%
  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 2.4%
  Varian Semiconductor Equipment
    Associates, Inc.*                                       210           9,559
  Formfactor, Inc.*                                         170           6,332
  ON Semiconductor Corp.*                                   730           5,526
  RF Micro Devices, Inc.*                                   720           4,889
  Amkor Technology, Inc.*                                   500           4,670
  Atheros Communications, Inc.*                             210           4,477
  Silicon Image, Inc.*                                      350           4,452
  Cabot Microelectronics Corp.*                             120           4,073
  Trident Microsystems, Inc.*                               220           4,000
  MKS Instruments, Inc.*                                    170           3,839
  Advanced Energy Industries, Inc.*                         200           3,774
  Micrel, Inc.*                                             350           3,773
  Zoran Corp.*                                              250           3,645
  OmniVision Technologies, Inc.*                            260           3,549
  Diodes, Inc.*                                              90           3,193
  Intevac, Inc.*                                            120           3,114
  Actel Corp.*                                              170           3,087
  DSP Group, Inc.*                                          140           3,038
  Kulicke & Soffa Industries, Inc.*                         350           2,940
  Hittite Microwave Corp.*                                   90           2,909
  Mattson Technology, Inc.*                                 310           2,889
  Cohu, Inc.                                                140           2,822
  Cirrus Logic, Inc.*                                       410           2,821
  Netlogic Microsystems, Inc.*                              130           2,820
  Asyst Technologies, Inc.*                                 370           2,705
  AMIS Holdings, Inc.*                                      200           2,114


See Notes to Financial Statements.

                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 81

SCHEDULE OF INVESTMENTS (CONTINUED)                           December 31, 2006
-------------------------------------------------------------------------------
  DYNAMIC RUSSELL 2000(R) FUND
-------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
-------------------------------------------------------------------------------

  Semtech Corp.*                                            160   $       2,091
  Supertex, Inc.*                                            50           1,962
  Veeco Instruments, Inc.*                                  100           1,873
  Cymer, Inc.*                                               30           1,319
                                                                  -------------
  TOTAL SEMICONDUCTOR
    & SEMICONDUCTOR EQUIPMENT                                           108,255
                                                                  -------------
  SOFTWARE 2.1%
  Sybase, Inc.*                                             320           7,904
  TIBCO Software, Inc.*                                     800           7,552
  Hyperion Solutions Corp.*                                 210           7,547
  Micros Systems, Inc.*                                     140           7,378
  Jack Henry & Associates, Inc.                             310           6,634
  Net 1 UEPS Technologies, Inc.*                            200           5,912
  MicroStrategy, Inc. -- Class A*                            50           5,701
  Macrovision Corp.*                                        190           5,369
  Kronos, Inc.*                                             140           5,144
  Transaction Systems Architects, Inc.
    -- Class A*                                             140           4,560
  Informatica Corp.*                                        330           4,029
  Quest Software, Inc.*                                     220           3,223
  Advent Software, Inc.*                                     90           3,176
  Ansoft Corp.*                                             110           3,058
  i2 Technologies, Inc.*                                    130           2,967
  Ansys, Inc.*                                               60           2,609
  Progress Software Corp.*                                   90           2,514
  SPSS, Inc.*                                                80           2,406
  Ultimate Software Group, Inc.*                            100           2,326
  Witness Systems, Inc.*                                    130           2,279
  Smith Micro Software, Inc.*                               160           2,270
  Secure Computing Corp.*                                   270           1,771
                                                                  -------------
  TOTAL SOFTWARE                                                         96,329
                                                                  -------------
  COMMUNICATIONS EQUIPMENT 1.8%
  Polycom, Inc.*                                            310           9,582
  Foundry Networks, Inc.*                                   540           8,089
  Interdigital Communications
    Corp.*                                                  200           6,710
  CommScope, Inc.*                                          210           6,401
  ADTRAN, Inc.                                              270           6,129
  Redback Networks, Inc.*                                   230           5,736
  Arris Group, Inc.*                                        430           5,379
  Utstarcom, Inc.*                                          500           4,375
  Black Box Corp.                                            90           3,779
  ViaSat, Inc.*                                             120           3,577
  Packeteer, Inc.*                                          250           3,400
  Mastec, Inc.*                                             270           3,116
  Comtech Group, Inc.*                                      150           2,729
  Oplink Communications, Inc.*                              130           2,673
  Blue Coat Systems, Inc.*                                  100           2,395
  Radyne Corp., Inc.*                                       220           2,363
  Sirenza Microdevices, Inc.*                               300           2,358
  Anaren, Inc.*                                             130           2,309
  Carrier Access Corp.*                                     323           2,119
                                                                  -------------
  TOTAL COMMUNICATIONS EQUIPMENT                                         83,219
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 1.7%
  Flir Systems, Inc.*                                       260   $       8,276
  Benchmark Electronics, Inc.*                              250           6,090
  Daktronics, Inc.                                          150           5,527
  Itron, Inc.*                                              100           5,184
  Plexus Corp.*                                             210           5,015
  Global Imaging Systems, Inc.*                             220           4,829
  Rofin-Sinar Technologies, Inc.*                            70           4,232
  Rogers Corp.*                                              70           4,140
  Coherent, Inc.*                                           120           3,788
  Scansource, Inc.*                                         110           3,344
  Littelfuse, Inc.*                                         100           3,188
  MTS Systems Corp.                                          80           3,090
  Cogent, Inc.*                                             260           2,863
  TTM Technologies, Inc.*                                   250           2,832
  Radisys Corp.*                                            150           2,501
  CTS Corp.                                                 150           2,355
  Park Electrochemical Corp.                                 90           2,309
  Zygo Corp., Inc.*                                         140           2,303
  Agilsys, Inc.                                             120           2,009
  Acacia Research - Acacia
    Technologies*                                           140           1,873
  SYNNEX Corp.*                                              80           1,755
                                                                  -------------
  TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                               77,503
                                                                  -------------
  INTERNET SOFTWARE & SERVICES 1.5%
  Digital River, Inc.*                                      140           7,811
  aQuantive, Inc.*                                          270           6,658
  Digitas, Inc.*                                            430           5,766
  j2 Global Communications, Inc.*                           190           5,177
  RealNetworks, Inc.*                                       440           4,814
  Websense, Inc.*                                           210           4,794
  ValueClick, Inc.*                                         200           4,726
  United Online, Inc.                                       290           3,851
  Internap Network Services Corp.*                          180           3,577
  Interwoven, Inc.*                                         240           3,521
  The Knot, Inc.*                                           120           3,149
  InfoSpace, Inc.*                                          150           3,076
  webMethods, Inc.*                                         370           2,723
  Perficient, Inc.*                                         150           2,462
  TheStreet.com, Inc.                                       250           2,225
  Vignette Corp.*                                           130           2,219
  SonicWALL, Inc.*                                          250           2,105
  Travelzoo, Inc.*                                           60           1,797
                                                                  -------------
  TOTAL INTERNET SOFTWARE & SERVICES                                     70,451
                                                                  -------------
  IT CONSULTING & SERVICES 1.3%
  CACI International, Inc. --
    Class A*                                                120           6,780
  MPS Group, Inc.*                                          420           5,955
  BISYS Group, Inc.*                                        460           5,938
  Perot Systems Corp. -- Class A*                           310           5,081
  CSG Systems International, Inc.*                          190           5,079
  eFunds Corp.*                                             180           4,950
  Talx Corp.                                                140           3,843


                                              See Notes to Financial Statements.

82 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS (CONTINUED)                           December 31, 2006
-------------------------------------------------------------------------------
  DYNAMIC RUSSELL 2000(R) FUND
-------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
-------------------------------------------------------------------------------

  Mantech International Corp. --
    Class A*                                                 90   $       3,315
  SYKES Enterprises, Inc.*                                  170           2,999
  Gevity HR, Inc.                                           120           2,843
  Lightbridge, Inc.*                                        200           2,708
  RightNow Technologies, Inc.*                              140           2,411
  Integral Systems, Inc.                                    100           2,317
  Keane, Inc.*                                              190           2,263
  SRA International, Inc. -- Class A*                        80           2,139
                                                                  -------------
  TOTAL IT CONSULTING & SERVICES                                         58,621
                                                                  -------------
  COMPUTERS & PERIPHERALS 0.8%
  Brocade Communications Systems,
    Inc.*                                                   960           7,882
  Imation Corp.                                             150           6,964
  Electronics for Imaging, Inc.*                            260           6,911
  Palm, Inc.*                                               410           5,777
  Komag, Inc.*                                              140           5,303
  McData Corp. -- Class A*                                  760           4,218
                                                                  -------------
  TOTAL COMPUTERS & PERIPHERALS                                          37,055
                                                                  -------------
TOTAL INFORMATION TECHNOLOGY                                            531,433
                                                                  -------------
CONSUMER DISCRETIONARY 10.0%
  SPECIALTY RETAIL 2.4%
  Payless Shoesource, Inc.*                                 240           7,877
  Rent-A-Center, Inc.*                                      250           7,377
  Regis Corp.                                               180           7,117
  Men's Wearhouse, Inc.                                     180           6,887
  Aeropostale, Inc.*                                        220           6,791
  Charming Shoppes, Inc.*                                   480           6,494
  Guess ?, Inc.*                                             90           5,709
  Gymboree Corp.*                                           140           5,342
  Group 1 Automotive, Inc.                                  100           5,172
  Dress Barn, Inc.*                                         200           4,666
  Stage Stores, Inc.                                        130           3,951
  Cato Corp. -- Class A                                     160           3,666
  Buckle, Inc.                                               70           3,560
  Select Comfort Corp.*                                     200           3,478
  DSW, Inc.*                                                 90           3,471
  CSK Auto Corp.*                                           200           3,430
  The Wet Seal, Inc. -- Class A*                            470           3,135
  Charlotte Russe Holding, Inc.*                            100           3,075
  Books-A-Million, Inc.                                     120           2,722
  Christopher & Banks Corp.                                 140           2,612
  Bebe Stores, Inc.                                         130           2,573
  Shoe Carnival, Inc.*                                       80           2,528
  Asbury Automotive Group, Inc.                             100           2,356
  Talbots, Inc.                                              90           2,169
  Tween Brands, Inc.*                                        40           1,597
                                                                  -------------
  TOTAL SPECIALTY RETAIL                                                107,755
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
-------------------------------------------------------------------------------

  HOTELS, RESTAURANTS & LEISURE 1.9%
  Jack in the Box, Inc.*                                    130   $       7,935
  Sonic Corp.*                                              310           7,425
  Ruby Tuesday, Inc.                                        230           6,311
  Pinnacle Entertainment, Inc.*                             190           6,297
  CEC Entertainment, Inc.*                                  140           5,635
  CBRL Group, Inc.                                          120           5,371
  CKE Restaurants, Inc.                                     280           5,152
  WMS Industries, Inc.*                                     140           4,881
  Bob Evans Farms, Inc.                                     140           4,791
  Rare Hospitality International, Inc.*                     140           4,610
  Domino's Pizza, Inc.                                      160           4,480
  IHOP Corp.                                                 80           4,216
  Papa John's International, Inc.*                          110           3,191
  AFC Enterprises*                                          170           3,004
  Monarch Casino & Resort, Inc.*                            100           2,388
  Ruth's Chris Steak House*                                 130           2,376
  Speedway Motorsports, Inc.                                 60           2,304
  Landry's Restaurants, Inc.                                 70           2,106
  Dover Downs Gaming
    & Entertainment, Inc.                                   140           1,872
  Ameristar Casinos, Inc.                                    50           1,537
  Texas Roadhouse, Inc.*                                      5              66
                                                                  -------------
  TOTAL HOTELS, RESTAURANTS & LEISURE                                    85,948
                                                                  -------------
  TEXTILES & APPAREL 1.2%
  Phillips-Van Heusen Corp.                                 190           9,532
  Wolverine World Wide, Inc.                                220           6,274
  Brown Shoe Co., Inc.                                      120           5,729
  Warnaco Group, Inc.*                                      190           4,822
  Kellwood Co.                                              130           4,228
  Oxford Industries, Inc.                                    80           3,972
  Deckers Outdoor Corp.*                                     60           3,597
  Carter's, Inc.*                                           140           3,570
  K-Swiss, Inc. -- Class A                                  100           3,074
  Iconix Brand Group, Inc.*                                 150           2,909
  Steven Madden Ltd.                                         80           2,807
  Columbia Sportswear Co.                                    50           2,785
  True Religion Apparel, Inc.*                              140           2,143
  Maidenform Brands, Inc.*                                   88           1,595
                                                                  -------------
  TOTAL TEXTILES & APPAREL                                               57,037
                                                                  -------------
  MEDIA 1.2%
  Lee Enterprises, Inc.                                     190           5,902
  Scholastic Corp.*                                         150           5,376
  Catalina Marketing Corp.                                  180           4,950
  Arbitron, Inc.                                            110           4,778
  Entercom Communications Corp.                             160           4,509
  RCN Corp.*                                                140           4,221
  Interactive Data Corp.                                    160           3,846


See Notes to Financial Statements.

                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 83

SCHEDULE OF INVESTMENTS (CONTINUED)                           December 31, 2006
-------------------------------------------------------------------------------
  DYNAMIC RUSSELL 2000(R) FUND
-------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
-------------------------------------------------------------------------------

  Valassis Communications, Inc.*                            230   $       3,335
  CKX, Inc.*                                                270           3,167
  Morningstar, Inc.*                                         60           2,703
  Westwood One, Inc.                                        380           2,683
  Journal Register Co.                                      320           2,336
  Harris Interactive, Inc.*                                 450           2,268
  Cumulus Media, Inc. -- Class A*                           180           1,870
  Citadel Broadcasting Corp.                                150           1,494
                                                                  -------------
  TOTAL MEDIA                                                            53,438
                                                                  -------------
  HOUSEHOLD DURABLES 1.0%
  Yankee Candle Co., Inc.                                   170           5,828
  Tupperware Brands Corp.                                   250           5,653
  Meritage Homes Corp.*                                     110           5,249
  Ethan Allen Interiors, Inc.                               140           5,055
  American Greetings Corp. --
    Class A                                                 210           5,013
  Tempur-Pedic International, Inc.*                         240           4,910
  Champion Enterprises, Inc.*                               380           3,557
  Furniture Brands International, Inc                .      200           3,246
  Interface, Inc. -- Class A*                               210           2,986
  Blyth, Inc.                                               140           2,905
  Brookfield Homes Corp.                                     60           2,253
                                                                  -------------
  TOTAL HOUSEHOLD DURABLES                                               46,655
                                                                  -------------
  AUTO COMPONENTS 0.5%
  ArvinMeritor, Inc.                                        320           5,834
  Tenneco, Inc.*                                            200           4,944
  Lear Corp.                                                140           4,134
  Aftermarket Technology Corp.*                             130           2,766
  Fuel Systems Solutions, Inc.*                             120           2,650
  Drew Industries, Inc.*                                     80           2,081
  LKQ Corp.*                                                 60           1,379
                                                                  -------------
  TOTAL AUTO COMPONENTS                                                  23,788
                                                                  -------------
  COMMERCIAL SERVICES & SUPPLIES 0.4%
  Sotheby's Holdings, Inc. --
    Class A                                                 220           6,824
  Jackson Hewitt Tax Service, Inc.                          130           4,416
  Corinthian Colleges, Inc.*                                310           4,225
  Pre-Paid Legal Services, Inc.*                             60           2,348
  Vertrue, Inc.*                                             60           2,305
                                                                  -------------
  TOTAL COMMERCIAL SERVICES & SUPPLIES                                   20,118
                                                                  -------------
  LEISURE EQUIPMENT & PRODUCTS 0.4%
  Marvel Entertainment, Inc.*                               200           5,382
  RC2 Corp.*                                                 90           3,960
  MarineMax, Inc.*                                          110           2,852
  Jakks Pacific, Inc.*                                      110           2,403
  Oakley, Inc.                                              110           2,207
  Smith & Wesson Holding Corp.*                             210           2,171
                                                                  -------------
  TOTAL LEISURE EQUIPMENT & PRODUCTS                                     18,975
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
-------------------------------------------------------------------------------

  INTERNET & CATALOG RETAIL 0.3%
  Priceline.com, Inc.*                                      120   $       5,233
  Systemax, Inc.*                                           190           3,315
  Netflix, Inc.*                                             90           2,327
  FTD Group, Inc.*                                          130           2,326
  PetMed Express, Inc.*                                     130           1,736
                                                                  -------------
  TOTAL INTERNET & CATALOG RETAIL                                        14,937
                                                                  -------------
  MULTILINE RETAIL 0.3%
  Big Lots, Inc.*                                           390           8,939
  Bon-Ton Stores, Inc.                                       70           2,425
                                                                  -------------
  TOTAL MULTILINE RETAIL                                                 11,364
                                                                  -------------
  AUTOMOBILES 0.2%
  Winnebago Industries, Inc.                                130           4,278
  Monaco Coach Corp.                                        210           2,974
                                                                  -------------
  TOTAL AUTOMOBILES                                                       7,252
                                                                  -------------
  DISTRIBUTORS 0.1%
  Building Material Holding Corp.                           150           3,704
  Keystone Automotive Industries,
    Inc.*                                                    90           3,059
                                                                  -------------
  TOTAL DISTRIBUTORS                                                      6,763
                                                                  -------------
  INTERNET SOFTWARE & SERVICES 0.1%
  INVESTools, Inc.*                                         260           3,585
                                                                  -------------
  TOTAL INTERNET SOFTWARE & SERVICES                                      3,585
                                                                  -------------
TOTAL CONSUMER DISCRETIONARY                                            457,615
                                                                  -------------
INDUSTRIALS 8.6%
  COMMERCIAL SERVICES & SUPPLIES 2.5%
  Watson Wyatt & Co. Holdings                               160           7,224
  Waste Connections, Inc.*                                  170           7,063
  Brady Corp. -- Class A                                    170           6,338
  John H. Harland Co.                                       120           6,024
  United Stationers, Inc.*                                  120           5,603
  Herman Miller, Inc.                                       140           5,090
  Labor Ready, Inc.*                                        260           4,766
  Korn/Ferry International, Inc.*                           200           4,592
  Viad Corp.                                                110           4,466
  Advisory Board Co.*                                        80           4,283
  Heidrick & Struggles International,
    Inc.*                                                   100           4,236
  Mine Safety Appliances Co.                                110           4,031
  CoStar Group, Inc.*                                        70           3,749
  Amrep Corp.                                                30           3,675
  American Reprographics Co.*                               110           3,664
  Consolidated Graphics, Inc.*                               60           3,544
  Ennis Inc.                                                140           3,424
  Deluxe Corp.                                              120           3,024
  Volt Information Sciences, Inc.*                           60           3,013
  Kenexa Corp. -- Class A*                                   90           2,993
  Layne Christensen Co.*                                     90           2,955
  CBIZ, Inc.*                                               400           2,788
  PeopleSupport, Inc.*                                      130           2,737


                                              See Notes to Financial Statements.

84 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS (CONTINUED)                           December 31, 2006
-------------------------------------------------------------------------------
  DYNAMIC RUSSELL 2000(R) FUND
-------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
-------------------------------------------------------------------------------

  COMSYS IT Partners, Inc.*                                 130   $       2,627
  Pike Electric Corp.*                                      150           2,450
  Waste Industries USA, Inc.                                 80           2,442
  Kforce, Inc.*                                             200           2,434
  Rollins, Inc.                                             110           2,432
  ICT Group, Inc.*                                           70           2,211
  School Specialty, Inc.*                                    50           1,875
  Spherion Corp.*                                           200           1,486
                                                                  -------------
  TOTAL COMMERCIAL SERVICES & SUPPLIES                                  117,239
                                                                  -------------
  MACHINERY 1.7%
  Bucyrus International, Inc. --
    Class A                                                 140           7,246
  Wabtec Corp.                                              210           6,380
  Nordson Corp.                                             120           5,980
  Actuant Corp. -- Class A                                  120           5,718
  Watts Industries, Inc. -- Class A                         130           5,344
  Navistar International Corp.*                             150           5,014
  Mueller Industries, Inc.                                  140           4,438
  Kaydon Corp.                                              110           4,371
  Barnes Group, Inc.                                        170           3,697
  RBC Bearings, Inc.*                                       120           3,439
  Middleby Corp.*                                            30           3,140
  EnPro Industries, Inc.*                                    90           2,989
  American Science & Engineering,
    Inc.*                                                    50           2,976
  Freightcar America, Inc.                                   50           2,773
  Columbus McKinnon Corp. --
    Class A*                                                130           2,733
  NACCO Industries, Inc. -- Class A                          20           2,732
  Dynamic Materials Corp.                                    90           2,529
  Astec Industries, Inc.*                                    60           2,106
  Ampco-Pittsburgh Corp. PLC                                 60           2,009
  Albany International Corp. --
    Class A                                                  60           1,975
                                                                  -------------
  TOTAL MACHINERY                                                        77,589
                                                                  -------------
  ELECTRICAL EQUIPMENT 1.0%
  Acuity Brands, Inc.                                       170           8,847
  General Cable Corp.*                                      190           8,305
  Regal-Beloit Corp.                                        140           7,352
  Genlyte Group, Inc.*                                       90           7,030
  Woodward Governor Co.                                     120           4,765
  A.O. Smith Corp.                                          100           3,756
  II-VI, Inc.*                                              130           3,632
  Lamson & Sessions Co., Inc.*                              120           2,911
                                                                  -------------
  TOTAL ELECTRICAL EQUIPMENT                                             46,598
                                                                  -------------
  AEROSPACE & DEFENSE 0.8%
  BE Aerospace, Inc.*                                       310           7,961
  Ceradyne, Inc.*                                           100           5,650
  Teledyne Technologies, Inc.*                              130           5,217
  Orbital Sciences Corp.*                                   250           4,610
  Hexcel Corp.*                                             190           3,308

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
-------------------------------------------------------------------------------

  EDO Corp.                                                 130   $       3,086
  United Industrial Corp.                                    60           3,045
  K&F Industries Holdings, Inc.*                            130           2,952
                                                                  -------------
  TOTAL AEROSPACE & DEFENSE                                              35,829
                                                                  -------------
  BUILDING PRODUCTS 0.5%
  Simpson Manufacturing Co., Inc.                           170           5,380
  NCI Building Systems, Inc.*                                80           4,140
  Ameron International Corp.                                 50           3,818
  American Woodmark Corp.                                    80           3,348
  Builders FirstSource, Inc.*                               150           2,675
  PW Eagle, Inc.                                             70           2,415
  Universal Forest Products, Inc.                            40           1,865
                                                                  -------------
  TOTAL BUILDING PRODUCTS                                                23,641
                                                                  -------------
  CONSTRUCTION & ENGINEERING 0.5%
  EMCOR Group, Inc.*                                        120           6,822
  Granite Construction, Inc.                                130           6,542
  Washington Group International,
    Inc.*                                                    60           3,587
  Infrasource Services, Inc.*                               150           3,265
  Sterling Construction Co., Inc.*                          100           2,176
                                                                  -------------
  TOTAL CONSTRUCTION & ENGINEERING                                       22,392
                                                                  -------------
  AIR FREIGHT & COURIERS 0.4%
  HUB Group, Inc. -- Class A*                               170           4,684
  Pacer International, Inc.                                 140           4,168
  Atlas Air Worldwide Holdings Co.,
    Inc.*                                                    90           4,005
  EGL, Inc.*                                                130           3,871
  Forward Air Corp.                                          40           1,157
                                                                  -------------
  TOTAL AIR FREIGHT & COURIERS                                           17,885
                                                                  -------------
  AIRLINES 0.4%
  SkyWest, Inc.                                             260           6,633
  JetBlue Airways Corp.*                                    360           5,112
  Republic Airways Holdings, Inc.*                          180           3,020
  ExpressJet Holdings, Inc.*                                360           2,916
                                                                  -------------
  TOTAL AIRLINES                                                         17,681
                                                                  -------------
  ROAD & RAIL 0.4%
  Genesee & Wyoming, Inc. --
    Class A*                                                180           4,723
  Arkansas Best Corp.                                       100           3,600
  Amerco, Inc.*                                              40           3,480
  Heartland Express, Inc.                                   230           3,455
  Saia, Inc.*                                               100           2,321
                                                                  -------------
  TOTAL ROAD & RAIL                                                      17,579
                                                                  -------------
  TRADING COMPANIES & DISTRIBUTORS 0.2%
  Applied Industrial Technologies,
    Inc.                                                    170           4,473
  Beacon Roofing Supply, Inc.*                              210           3,952
  BlueLinx Holdings, Inc.                                   200           2,080
                                                                  -------------
  TOTAL TRADING COMPANIES & DISTRIBUTORS                                 10,505
                                                                  -------------


See Notes to Financial Statements.

                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 85

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2006
--------------------------------------------------------------------------------
   DYNAMIC RUSSELL 2000(R) FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   MARINE 0.2%
   American Commercial Lines, Inc.*                          70   $       4,586
   Horizon Lines, Inc. -- Class A                           100           2,696
                                                                  -------------
   TOTAL MARINE                                                           7,282
                                                                  -------------
TOTAL INDUSTRIALS                                                       394,220
                                                                  -------------
HEALTH CARE 7.5%
   HEALTH CARE EQUIPMENT & SUPPLIES 2.7%
   Immucor, Inc.*                                           280           8,184
   Bio--Rad Laboratories, Inc. -- Class A*                   90           7,427
   Mentor Corp.                                             140           6,842
   Kyphon, Inc.*                                            160           6,464
   West Pharmaceutical Services, Inc.                       120           6,148
   Varian, Inc.*                                            130           5,823
   Hologic, Inc.*                                           110           5,201
   Dionex Corp.*                                             90           5,104
   Haemonetics Corp.*                                       110           4,952
   American Medical Systems Holdings, Inc.*                 250           4,630
   Palomar Medical Technologies, Inc.*                       90           4,560
   Biosite, Inc.*                                            90           4,396
   DJ Orthopedics, Inc.*                                    100           4,282
   Zoll Medical Corp.*                                       70           4,077
   ArthroCare Corp.*                                        100           3,992
   Invacare Corp.                                           160           3,928
   Integra LifeSciences Holdings Corp.*                      90           3,833
   Viasys Healthcare, Inc.*                                 130           3,617
   Lifecell Corp.*                                          140           3,380
   Intralase Corp.*                                         140           3,133
   PharmaNet Development Group, Inc.*                       130           2,869
   OraSure Technologies, Inc.*                              340           2,808
   Quidel Corp.*                                            190           2,588
   Conmed Corp.*                                            110           2,543
   ICU Medical, Inc.*                                        60           2,441
   Candela Corp.*                                           180           2,227
   Meridian Bioscience, Inc.                                 90           2,208
   SurModics, Inc.*                                          70           2,178
   Abaxis, Inc.*                                             90           1,732
   Steris Corp.                                              30             755
                                                                  -------------
   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                               122,322
                                                                  -------------
   BIOTECHNOLOGY 1.8%
   OSI Pharmaceuticals, Inc.*                               200           6,996
   Illumina, Inc.*                                          170           6,683
   BioMarin Pharmaceuticals, Inc.*                          350           5,736
   Alkermes, Inc.*                                          400           5,348
   Myriad Genetics, Inc.*                                   160           5,008
   United Therapeutics Corp.*                                90           4,893
   Digene Corp.*                                             90           4,313

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   Cubist Pharmaceuticals, Inc.*                            220   $       3,984
   Martek Biosciences Corp.*                                170           3,968
   Savient Pharmaceuticals, Inc.*                           350           3,924
   Alnylam Pharmaceuticals, Inc.*                           170           3,638
   Array Biopharma, Inc.*                                   240           3,101
   Progenics Pharmaceuticals, Inc.*                         120           3,089
   Tanox, Inc.*                                             150           2,985
   Trimeris, Inc.*                                          230           2,923
   Luminex Corp.*                                           200           2,540
   Senomyx, Inc.*                                           190           2,468
   BioCryst Pharmaceuticals, Inc.*                          210           2,428
   Alexion Pharmaceuticals, Inc.*                            60           2,423
   Genomic Health, Inc.*                                    130           2,418
   Indevus Pharmaceuticals, Inc.*                           270           1,917
   Pharmion Corp.*                                           60           1,544
   Telik, Inc.*                                             210             930
   Nuvelo, Inc.*                                            220             880
                                                                  -------------
   TOTAL BIOTECHNOLOGY                                                   84,137
                                                                  -------------
   HEALTH CARE PROVIDERS & SERVICES 1.7%
   AMERIGROUP Corp.*                                        210           7,537
   Magellan Health Services, Inc.*                          150           6,483
   Sunrise Senior Living, Inc.*                             200           6,144
   Apria Healthcare Group, Inc.*                            210           5,596
   Centene Corp.*                                           220           5,405
   inVentiv Health, Inc.*                                   150           5,303
   Corvel Corp.*                                             80           3,806
   Kindred Healthcare, Inc.*                                140           3,535
   Gentiva Health Services, Inc.*                           170           3,240
   Omnicell, Inc.*                                          170           3,167
   Vital Images, Inc.*                                       90           3,132
   The Trizetto Group, Inc.*                                160           2,939
   Sun Healthcare Group, Inc.*                              230           2,905
   LHC Group, Inc.*                                         100           2,851
   Amedisys, Inc.*                                           86           2,827
   Molina Healthcare, Inc.*                                  80           2,601
   PRA International*                                       100           2,527
   Computer Programs & Systems, Inc.                         70           2,379
   Bio-Reference Labs, Inc.*                                100           2,249
   HealthExtras, Inc.*                                       90           2,169
   Dendrite International, Inc.*                            190           2,035
   Odyssey HealthCare, Inc.*                                110           1,459
                                                                  -------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                                80,289
                                                                  -------------
   PHARMACEUTICALS 1.3%
   Perrigo Co.                                              350           6,055
   Valeant Pharmaceuticals International                    350           6,034
   Viropharma, Inc.*                                        350           5,124
   KV Pharmaceutical Co.*                                   180           4,281
   Alpharma, Inc. -- Class A                                170           4,097
   Par Pharmaceutical Cos., Inc.*                           180           4,027


                                              See Notes to Financial Statements.

86 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2006
--------------------------------------------------------------------------------
   DYNAMIC RUSSELL 2000(R) FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   Medicis Pharmaceutical Corp. -- Class A                  110   $       3,864
   New River Pharmaceuticals, Inc.*                          70           3,830
   Sciele Pharma, Inc.*                                     150           3,600
   Advanced Magnetics, Inc.*                                 60           3,583
   Noven Pharmaceuticals, Inc.*                             140           3,563
   Pozen, Inc.*                                             180           3,058
   Bradley Pharmaceuticals, Inc.*                           130           2,675
   Pain Therapeutics, Inc.*                                 300           2,670
   Kendle International, Inc.*                               80           2,516
                                                                  -------------
   TOTAL PHARMACEUTICALS                                                 58,977
                                                                  -------------
TOTAL HEALTH CARE                                                       345,725
                                                                  -------------
ENERGY 3.2%
   OIL & GAS 1.6%
   USEC, Inc.*                                              450           5,724
   Comstock Resources, Inc.*                                180           5,591
   Swift Energy Co.*                                        120           5,377
   Berry Petroleum Co. -- Class A                           160           4,962
   Penn Virginia Corp.                                       70           4,903
   Stone Energy Corp.*                                      110           3,888
   Alpha Natural Resources, Inc.*                           270           3,842
   PetroHawk Energy Corp.*                                  270           3,105
   Arena Resources, Inc.*                                    70           2,990
   Carrizo Oil & Gas, Inc.*                                 100           2,902
   Harvest Natural Resources, Inc.*                         270           2,870
   Energy Partners Ltd.*                                    110           2,686
   Parallel Petroleum Corp.*                                150           2,635
   Petroleum Development Corp.*                              60           2,583
   Vaalco Energy, Inc.*                                     360           2,430
   Alon USA Energy, Inc.                                     90           2,368
   Bois d'Arc Energy, Inc.*                                 160           2,341
   World Fuel Services Corp.                                 50           2,223
   Crosstex Energy, Inc.                                     70           2,218
   Edge Petroleum Corp.*                                    120           2,189
   GMX Resources, Inc.*                                      60           2,130
   Brigham Exploration Co.*                                 278           2,032
   Callon Petroleum Co.*                                     90           1,353
   Houston Exploration Co.*                                  20           1,036
                                                                  -------------
   TOTAL OIL & GAS                                                       74,378
                                                                  -------------
   ENERGY EQUIPMENT & SERVICES 1.6%
   Lone Star Technologies, Inc.*                            130           6,293
   W-H Energy Services, Inc.*                               120           5,843
   Atwood Oceanics, Inc.*                                   110           5,387
   Grey Wolf, Inc.*                                         780           5,351
   Input/Output, Inc.*                                      370           5,043
   Lufkin Industries, Inc.                                   80           4,646
   Parker Drilling Co.*                                     560           4,575
   Dril-Quip, Inc.*                                         110           4,307
   Hornbeck Offshore Services, Inc.*                        120           4,284
   Allis-Chalmers Energy, Inc.*                             150           3,456
   GulfMark Offshore, Inc.*                                  90           3,367
   Trico Marine Services, Inc.*                              80           3,065

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   Hydril*                                                   40   $       3,008
   Dawson Geophysical Co.*                                   80           2,914
   NATCO Group, Inc.*                                        90           2,869
   Pioneer Drilling Co.*                                    210           2,789
   Matrix Service Co.*                                      170           2,737
                                                                  -------------
   TOTAL ENERGY EQUIPMENT & SERVICES                                     69,934
                                                                  -------------
TOTAL ENERGY                                                            144,312
                                                                  -------------
MATERIALS 2.8%
   METALS & MINING 1.1%
   Oregon Steel Mills, Inc.*                                140           8,737
   Cleveland-Cliffs, Inc.                                   170           8,235
   Chaparral Steel Co.                                      180           7,969
   AK Steel Holding Corp.*                                  380           6,422
   Quanex Corp.                                             160           5,534
   Schnitzer Steel Industries, Inc. -- Class A              120           4,764
   Gibraltar Industries, Inc.                               140           3,291
   Ryerson Tull, Inc.                                       130           3,262
   Coeur d'Alene Mines Corp.*                               580           2,871
   Olympic Steel, Inc.                                       90           2,001
                                                                  -------------
   TOTAL METALS & MINING                                                 53,086
                                                                  -------------
   CHEMICALS 0.9%
   OM Group, Inc.*                                          120           5,434
   H.B. Fuller Co.                                          210           5,422
   NewMarket Corp.                                           80           4,724
   Hercules, Inc.*                                          240           4,635
   Rockwood Holdings, Inc.*                                 150           3,789
   Spartech Corp.                                           140           3,671
   PolyOne Corp.*                                           480           3,600
   Georgia Gulf Corp.                                       180           3,476
   A. Schulman, Inc.                                        120           2,670
   Pioneer Cos., Inc.*                                       90           2,579
   Zoltek Cos., Inc.*                                       120           2,360
                                                                  -------------
   TOTAL CHEMICALS                                                       42,360
                                                                  -------------
   CONTAINERS & PACKAGING 0.4%
   Greif, Inc. -- Class A                                    60           7,104
   Silgan Holdings, Inc.                                    100           4,392
   Myers Industries, Inc.                                   180           2,819
   AEP Industries, Inc.*                                     50           2,665
                                                                  -------------
   TOTAL CONTAINERS & PACKAGING                                          16,980
                                                                  -------------
   PAPER & FOREST PRODUCTS 0.2%
   Neenah Paper, Inc.                                        90           3,179
   Schweitzer-Mauduit International, Inc.                   100           2,605
   Deltic Timber Corp.                                       40           2,231
                                                                  -------------
   TOTAL PAPER & FOREST PRODUCTS                                          8,015
                                                                  -------------
   CONSTRUCTION MATERIALS 0.2%
   Headwaters, Inc.*                                        190           4,552
   Texas Industries, Inc.                                    50           3,212
                                                                  -------------
   TOTAL CONSTRUCTION MATERIALS                                           7,764
                                                                  -------------
TOTAL MATERIALS                                                         128,205
                                                                  -------------


See Notes to Financial Statements.

                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 87

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2006
--------------------------------------------------------------------------------
   DYNAMIC RUSSELL 2000(R) FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

CONSUMER STAPLES 1.9%
   PERSONAL PRODUCTS 0.6%
   NBTY, Inc.*                                              220   $       9,145
   Chattem, Inc.*                                            80           4,006
   American Oriental Bioengineering, Inc.*                  310           3,618
   USANA Health Sciences, Inc.*                              60           3,100
   Elizabeth Arden, Inc.*                                   150           2,858
   Mannatech, Inc.                                          160           2,357
   Prestige Brands Holdings, Inc. -- Class A*               170           2,213
                                                                  -------------
   TOTAL PERSONAL PRODUCTS                                               27,297
                                                                  -------------
   FOOD & DRUG RETAILING 0.6%
   Central European Distribution Corp.*                     160           4,752
   Pantry, Inc.*                                            100           4,684
   Andersons, Inc.                                           80           3,391
   Longs Drug Stores Corp.                                   80           3,391
   Spartan Stores, Inc.                                     140           2,930
   Wild Oats Markets, Inc.*                                 190           2,732
   Ingles Markets, Inc. -- Class A                           90           2,681
   Nash Finch Co.                                            80           2,184
                                                                  -------------
   TOTAL FOOD & DRUG RETAILING                                           26,745
                                                                  -------------
   FOOD PRODUCTS 0.5%
   Flowers Foods, Inc.                                      220           5,938
   Hain Celestial Group, Inc.*                              160           4,993
   Tootsie Roll Industries, Inc.                            140           4,578
   Lancaster Colony Corp.                                    90           3,988
   Imperial Sugar Co., Inc.                                 100           2,421
                                                                  -------------
   TOTAL FOOD PRODUCTS                                                   21,918
                                                                  -------------
   BEVERAGES 0.1%
   Jones Soda Co.*                                          250           3,075
   MGP Ingredients, Inc.                                    100           2,261
                                                                  -------------
   TOTAL BEVERAGES                                                        5,336
                                                                  -------------
   HOUSEHOLD PRODUCTS 0.1%
   Central Garden and Pet Co.*                               90           4,358
                                                                  -------------
   TOTAL HOUSEHOLD PRODUCTS                                               4,358
                                                                  -------------
TOTAL CONSUMER STAPLES                                                   85,654
                                                                  -------------
UTILITIES 1.7%
   ELECTRIC UTILITIES 0.9%
   Westar Energy, Inc.                                      320           8,307
   IDACORP, Inc.                                            160           6,184
   Cleco Corp.                                              240           6,055
   Allete, Inc.                                             110           5,120
   Unisource Energy Corp.                                   140           5,114
   El Paso Electric Co.*                                    200           4,874
   Otter Tail Power Co.                                     140           4,363
                                                                  -------------
   TOTAL ELECTRIC UTILITIES                                              40,017
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   GAS UTILITIES 0.6%
   Piedmont Natural Gas Co.                                 280   $       7,490
   Nicor, Inc.                                              160           7,488
   Southwest Gas Corp.                                      160           6,139
   Northwest Natural Gas Co.                                100           4,244
   Laclede Group, Inc.                                       90           3,153
   South Jersey Industries, Inc.                             50           1,670
                                                                  -------------
   TOTAL GAS UTILITIES                                                   30,184
                                                                  -------------
   MULTI-UTILITIES 0.2%
   Avista Corp.                                             200           5,062
   PNM Resources, Inc.                                      150           4,665
                                                                  -------------
   TOTAL MULTI-UTILITIES                                                  9,727
                                                                  -------------
TOTAL UTILITIES                                                          79,928
                                                                  -------------
TELECOMMUNICATION SERVICES 0.9%
   DIVERSIFIED TELECOMMUNICATION SERVICES 0.7%
   Time Warner Telecom, Inc. -- Class A*                    280           5,580
   General Communication, Inc. -- Class A*                  280           4,404
   Golden Telecom, Inc.                                      90           4,216
   Commonwealth Telephone Enterprises, Inc.                 100           4,186
   Iowa Telecommunications Services, Inc.                   170           3,351
   Cbeyond, Inc.*                                           100           3,059
   CT Communications, Inc.                                  130           2,980
   Cogent Communications Group, Inc.*                       160           2,595
   Cincinnati Bell, Inc.*                                   510           2,331
                                                                  -------------
   TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                          32,702
                                                                  -------------
   WIRELESS TELECOMMUNICATION SERVICES 0.2%
   Dobson Communications Corp. -- Class A*                  560           4,877
   USA Mobility, Inc.                                       140           3,132
                                                                  -------------
   TOTAL WIRELESS TELECOMMUNICATION SERVICES                              8,009
                                                                  -------------
TOTAL TELECOMMUNICATION SERVICES                                         40,711
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $2,770,580)                                                  2,828,366
                                                                  -------------


                                              See Notes to Financial Statements.

88 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 2006
--------------------------------------------------------------------------------
   DYNAMIC RUSSELL 2000(R) FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                           FACE           VALUE
                                                         AMOUNT        (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 51.0%
Repurchase Agreement (Note 5)
   4.80% due 01/02/07                             $     613,118   $     613,118
   4.79% due 01/02/07                                   613,118         613,118
   4.65% due 01/02/07                                   613,118         613,118
   4.60% due 01/02/07                                   496,627         496,627
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $2,335,981)                                                  2,335,981
                                                                  -------------
TOTAL INVESTMENTS 112.7%
   (Cost $5,106,561)                                              $   5,164,347
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (12.7)%                                         $    (580,557)
                                                                  =============
NET ASSETS - 100.0%                                               $   4,583,790
-------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                                           LOSS
                                                      CONTRACTS        (NOTE 1)
--------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
March 2007 Russell 2000(R) Index
   Futures Contracts
   (Aggregate Market Value
   of Contracts $1,903,200)                                  24   $     (23,502)
                                                                  =============

                                                          UNITS
                                                          -----
EQUITY INDEX SWAP AGREEMENTS

March 2007 Russell 2000(R) Index
   Swap, Terminating 03/29/07**
   (Notional Market Value
   $2,939,644)                                            3,732   $     (25,816)
February 2007 Russell 2000(R) Index
   Swap, Terminating 02/22/07**
   (Notional Market Value
   $1,465,118)                                            1,860          (9,913)
                                                                  -------------
(TOTAL NOTIONAL MARKET
   VALUE $4,404,762)                                              $     (35,729)
                                                                  =============

 *    NON-INCOME PRODUCING SECURITY.

**    PRICE RETURN BASED ON RUSSELL 2000(R) INDEX +/- FINANCING AT A VARIABLE
      RATE.


See Notes to Financial Statements.

                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 89

SCHEDULE OF INVESTMENTS                                        December 31, 2006
--------------------------------------------------------------------------------
   RUSSELL 2000(R) ADVANTAGE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 89.0%

FINANCIALS 19.5%
   REAL ESTATE 6.7%
   Alexandria Real Estate Equities, Inc.+                 2,010   $     201,815
   Realty Income Corp.+                                   7,210         199,717
   Nationwide Health Properties, Inc.+                    6,250         188,875
   Home Properties, Inc.+                                 2,810         166,549
   LaSalle Hotel Properties+                              3,600         165,060
   Post Properties, Inc.+                                 3,530         161,321
   Entertainment Properties Trust+                        2,660         155,450
   Potlatch Corp.+                                        3,480         152,494
   Corporate Office Properties Trust SBI+                 2,980         150,401
   American Home Mortgage Investment Corp.+               4,209         147,820
   Washington Real Estate Investment Trust+               3,660         146,400
   Sunstone Hotel Investors, Inc.+                        5,150         137,659
   Strategic Hotel Capital, Inc.+                         6,290         137,059
   Senior Housing Properties Trust+                       5,380         131,702
   BioMed Realty Trust, Inc.+                             4,562         130,473
   Newcastle Investment Corp.                             4,080         127,786
   Pennsylvania Real Estate Investment Trust+             3,190         125,622
   Spirit Finance Corp.                                   9,420         117,467
   FelCor Lodging Trust, Inc.                             5,320         116,189
   Equity Lifestyle Properties, Inc.+                     2,100         114,303
   Cousins Properties, Inc.                               3,140         110,748
   Eastgroup Properties, Inc.+                            1,990         106,584
   Tanger Factory Outlet Centers, Inc.                    2,690         105,125
   Highwoods Properties, Inc.+                            2,540         103,530
   PS Business Parks, Inc.                                1,430         101,115
   Sovran Self Storage, Inc.+                             1,700          97,376
   Highland Hospitality Corp.+                            6,590          93,907
   Franklin Street Properties Corp., Inc.                 4,420          93,041
   Acadia Realty Trust                                    3,591          89,847
   Ashford Hospitality Trust, Inc.                        7,150          89,018
   Anthracite Capital, Inc.+                              6,850          87,201
   NorthStar Realty Finance Corp.                         5,140          85,170
   Parkway Properties, Inc.+                              1,650          84,167
   Medical Properties Trust, Inc.+                        5,320          81,396
   Equity Inns, Inc.+                                     5,050          80,598
   Innkeepers USA Trust+                                  5,120          79,360
   Impac Mortgage Holdings, Inc.+                         9,010          79,288
   Capital Trust, Inc. -- Class A+                        1,480          73,911
   Kite Realty Group Trust                                3,930          73,177
   RAIT Financial Trust                                   2,030          69,994
   Winston Hotels, Inc.                                   4,920          65,190
   First Potomac Realty Trust+                            1,860          54,145
                                                                  -------------
   TOTAL REAL ESTATE                                                  4,878,050
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   BANKS 6.4%
   SVB Financial Group*+                                  4,180   $     194,872
   Cathay General Bancorp                                 5,566         192,083
   Westamerica Bancorporation+                            3,660         185,306
   Pacific Capital Bancorp+                               5,450         183,011
   Chittenden Corp.                                       5,570         170,943
   International Bancshares Corp.                         5,500         170,005
   Greater Bay Bancorp+                                   5,970         157,190
   Sterling Financial Corp.+                              4,290         145,045
   Central Pacific Financial Corp.+                       3,670         142,249
   Wintrust Financial Corp.+                              2,880         138,298
   Citizens Banking Corp.+                                5,120         135,680
   Provident Bankshares Corp.+                            3,790         134,924
   MB Financial Corp.                                     3,340         125,617
   First Community Bancorp+                               2,330         121,789
   Boston Private Financial Holdings, Inc.+               4,200         118,482
   First Republic Bank+                                   2,980         116,458
   National Penn Bancshares, Inc.+                        5,730         116,032
   UMB Financial Corp.                                    3,090         112,816
   Hanmi Financial Corp.                                  4,810         108,369
   Sterling Bancshares, Inc.                              8,100         105,462
   CVB Financial Corp.                                    7,290         105,413
   Prosperity Bancshares, Inc.                            3,020         104,220
   Chemical Financial Corp.                               2,990          99,567
   Signature Bank*                                        2,920          90,462
   City Holding Co.                                       2,130          87,096
   Banner Corp.                                           1,890          83,803
   PrivateBancorp, Inc.                                   1,980          82,427
   First Bancorp Puerto Rico                              8,430          80,338
   Capitol Bancorp, Ltd.                                  1,660          76,692
   Columbia Banking Systems, Inc.                         2,120          74,454
   Centennial Bank Holdings, Inc.*                        7,800          73,788
   Integra Bank Corp.                                     2,510          69,075
   Nara Bancorp, Inc.                                     3,280          68,618
   Western Alliance Bancorp, Inc.*+                       1,970          68,497
   Texas Capital Bancshares, Inc.*                        3,340          66,399
   Pinnacle Financial Partners, Inc.*                     1,950          64,701
   Old National Bancorp                                   3,190          60,355
   Seacoast Banking Corporation of Florida+               2,390          59,272
   Virginia Commerce Bancorp, Inc.*                       2,960          58,845
   Texas United Bancshares, Inc.                          1,680          57,691
   Preferred Bank                                           950          57,085
   Wilshire Bancorp, Inc.+                                2,980          56,531
   Community Bancorp*                                     1,840          55,550
   Placer Sierra Bancshares                               2,310          54,909
   Intervest Bancshares Corp.*+                           1,390          47,830
   Independent Bank Corp.                                 1,370          34,647
                                                                  -------------
   TOTAL BANKS                                                        4,712,896
                                                                  -------------
   INSURANCE 2.4%
   Ohio Casualty Corp.+                                   5,770         172,004
   Selective Insurance Group, Inc.+                       2,780         159,266
   Zenith National Insurance Corp.+                       3,240         151,989


                                              See Notes to Financial Statements.

90 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2006
--------------------------------------------------------------------------------
   RUSSELL 2000(R) ADVANTAGE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------
   Delphi Financial Group, Inc. --
      Class A                                             3,630   $     146,870
   Argonaut Group, Inc.*+                                 3,719         129,644
   RLI Corp.                                              2,010         113,404
   LandAmerica Financial Group,
      Inc.+                                               1,670         105,394
   Infinity Property & Casualty Corp.                     2,010          97,264
   Safety Insurance Group, Inc.+                          1,740          88,235
   Universal American Financial
      Corp.*                                              4,160          77,542
   Navigators Group, Inc.*                                1,580          76,124
   Tower Group, Inc.                                      2,270          70,529
   Odyssey Re Holdings Corp.                              1,840          68,632
   FPIC Insurance Group, Inc.*                            1,710          66,639
   Harleysville Group, Inc.                               1,910          66,506
   EMC Insurance Group, Inc.                              1,640          55,957
   Meadowbrook Insurance Group,
      Inc.*                                               4,980          49,252
   American Physicians Capital, Inc.*                     1,230          49,249
                                                                  -------------
   TOTAL INSURANCE                                                    1,744,500
                                                                  -------------
   THRIFTS & MORTGAGE FINANCE 1.9%
   Downey Financial Corp.                                 2,100         152,418
   MAF Bancorp, Inc.+                                     3,320         148,371
   First Niagara Financial Group,
      Inc.+                                               9,550         141,913
   FirstFed Financial Corp.*+                             1,950         130,592
   Corus Bankshares, Inc.+                                4,660         107,506
   PFF Bancorp, Inc.                                      2,920         100,769
   Triad Guaranty, Inc.*                                  1,430          78,464
   W Holding Co., Inc.+                                  13,010          77,540
   Flagstar Bancorp, Inc.                                 5,080          75,387
   TierOne Corp.                                          2,330          73,651
   Ocwen Financial Corp.*                                 4,570          72,480
   Franklin Bank Corp.*                                   3,460          71,069
   Accredited Home Lenders
      Holding Co.*+                                       2,530          69,018
   Fremont General Corp.+                                 2,790          45,226
   Fidelity Bankshares, Inc.                              1,110          44,034
                                                                  -------------
   TOTAL THRIFTS & MORTGAGE FINANCE                                   1,388,438
                                                                  -------------
   CAPITAL MARKETS 1.0%
   Knight Capital Group, Inc. --
      Class A*                                            8,890         170,421
   Piper Jaffray Cos., Inc.*                              1,910         124,436
   Waddell & Reed Financial, Inc. --
      Class A                                             4,030         110,261
   SWS Group, Inc.                                        2,260          80,682
   Calamos Asset Management, Inc.
      -- Class A                                          2,830          75,929
   LaBranche & Co., Inc.*+                                7,230          71,071
   optionsXpress Holdings, Inc.+                          2,610          59,221
   TradeStation Group, Inc.*                              4,130          56,788
                                                                  -------------
   TOTAL CAPITAL MARKETS                                                748,809
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------
   CONSUMER FINANCE 0.8%
   Advanta Corp.                                          2,280   $      99,476
   World Acceptance Corp.*                                2,010          94,369
   Cash America International, Inc.+                      1,930          90,517
   CompuCredit Corp.*+                                    2,267          90,249
   Ezcorp, Inc. -- Class A*                               3,330          54,113
   First Cash Financial Services, Inc.*                   2,010          51,999
   Advance America Cash Advance
      Centers, Inc.+                                      3,046          44,624
   Asta Funding, Inc.+                                    1,170          35,615
                                                                  -------------
   TOTAL CONSUMER FINANCE                                               560,962
                                                                  -------------
   DIVERSIFIED FINANCIALS 0.3%
   International Securities Exchange
      Holdings, Inc.+                                     1,820          85,158
   Financial Federal Corp.+                               2,800          82,348
   Portfolio Recovery Associates,
      Inc.*+                                              1,710          79,840
                                                                  -------------
   TOTAL DIVERSIFIED FINANCIALS                                         247,346
                                                                  -------------
TOTAL FINANCIALS                                                     14,281,001
                                                                  -------------
INFORMATION TECHNOLOGY 16.7%

   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 3.4%
   Varian Semiconductor Equipment
      Associates, Inc.*                                   4,750         216,220
   Formfactor, Inc.*                                      3,800         141,550
   ON Semiconductor Corp.*                               16,760         126,873
   RF Micro Devices, Inc.*+                              16,530         112,239
   Amkor Technology, Inc.*                               11,484         107,260
   Atheros Communications, Inc.*                          4,877         103,978
   Silicon Image, Inc.*                                   8,010         101,887
   Cabot Microelectronics Corp.*+                         2,711          92,011
   Trident Microsystems, Inc.*+                           5,050          91,809
   MKS Instruments, Inc.*                                 3,890          87,836
   Micrel, Inc.*                                          8,080          87,102
   Advanced Energy Industries,
      Inc.*+                                              4,611          87,010
   Zoran Corp.*                                           5,720          83,398
   OmniVision Technologies, Inc.*+                        6,070          82,855
   Diodes, Inc.*+                                         2,130          75,572
   Intevac, Inc.*+                                        2,860          74,217
   Actel Corp.*+                                          3,890          70,642
   DSP Group, Inc.*                                       3,190          69,223
   Kulicke & Soffa Industries, Inc.*                      8,050          67,620
   Mattson Technology, Inc.*                              7,130          66,452
   Cirrus Logic, Inc.*                                    9,340          64,259
   Hittite Microwave Corp.*+                              1,980          63,994
   Cohu, Inc.                                             3,130          63,101
   Netlogic Microsystems, Inc.*+                          2,900          62,901
   Asyst Technologies, Inc.*                              8,600          62,866
   AMIS Holdings, Inc.*                                   4,680          49,468
   Semtech Corp.*                                         3,680          48,098
   Supertex, Inc.*+                                       1,220          47,885
   Veeco Instruments, Inc.*+                              2,300          43,079


See Notes to Financial Statements.

                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 91

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2006
--------------------------------------------------------------------------------
   RUSSELL 2000(R) ADVANTAGE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   Cymer, Inc.*+                                            790   $      34,720
                                                                  -------------
   TOTAL SEMICONDUCTOR
      & SEMICONDUCTOR EQUIPMENT                                       2,486,125
                                                                  -------------
   SOFTWARE 3.0%
   Sybase, Inc.*+                                         7,240         178,828
   Micros Systems, Inc.*+                                 3,320         174,964
   Hyperion Solutions Corp.*                              4,850         174,309
   TIBCO Software, Inc.*                                 18,270         172,469
   Jack Henry & Associates, Inc.                          7,070         151,298
   Net 1 UEPS Technologies, Inc.*                         4,670         138,045
   Macrovision Corp.*                                     4,310         121,801
   MicroStrategy, Inc. -- Class A*+                       1,050         119,711
   Kronos, Inc.*+                                         3,110         114,261
   Transaction Systems Architects,
      Inc. -- Class A*                                    3,320         108,132
   Informatica Corp.*+                                    7,520          91,819
   Quest Software, Inc.*                                  5,160          75,594
   Ansoft Corp.*                                          2,590          72,002
   Advent Software, Inc.*+                                1,990          70,227
   i2 Technologies, Inc.*+                                2,920          66,634
   Ansys, Inc.*+                                          1,420          61,756
   Progress Software Corp.*+                              2,140          59,770
   Ultimate Software Group, Inc.*                         2,340          54,428
   SPSS, Inc.*                                            1,740          52,322
   Smith Micro Software, Inc.*                            3,620          51,368
   Witness Systems, Inc.*                                 2,920          51,188
   Secure Computing Corp.*+                               6,280          41,197
                                                                  -------------
   TOTAL SOFTWARE                                                     2,202,123
                                                                  -------------
   COMMUNICATIONS EQUIPMENT 2.6%
   Polycom, Inc.*+                                        7,050         217,916
   Foundry Networks, Inc.*                               12,340         184,853
   Interdigital Communications
      Corp.*+                                             4,580         153,659
   CommScope, Inc.*+                                      4,848         147,767
   ADTRAN, Inc.+                                          6,294         142,874
   Redback Networks, Inc.*+                               5,260         131,185
   Arris Group, Inc.*+                                    9,877         123,561
   Utstarcom, Inc.*+                                     11,580         101,325
   Black Box Corp.                                        2,070          86,919
   ViaSat, Inc.*                                          2,790          83,170
   Packeteer, Inc.*                                       5,630          76,568
   Mastec, Inc.*                                          6,220          71,779
   Comtech Group, Inc.*+                                  3,340          60,755
   Oplink Communications, Inc.*                           2,940          60,446
   Radyne Corp., Inc.*                                    5,010          53,807
   Sirenza Microdevices, Inc.*+                           6,830          53,684
   Anaren, Inc.*                                          3,000          53,280
   Blue Coat Systems, Inc.*+                              2,215          53,049
   Carrier Access Corp.*                                  7,370          48,347
                                                                  -------------
   TOTAL COMMUNICATIONS EQUIPMENT                                     1,904,944
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   ELECTRONIC EQUIPMENT & INSTRUMENTS 2.4%
   Flir Systems, Inc.*+                                   5,900   $     187,797
   Benchmark Electronics, Inc.*+                          5,656         137,780
   Daktronics, Inc.                                       3,480         128,238
   Itron, Inc.*+                                          2,310         119,750
   Plexus Corp.*                                          4,810         114,863
   Global Imaging Systems, Inc.*                          5,040         110,628
   Rogers Corp.*                                          1,620          95,823
   Rofin-Sinar Technologies, Inc.*+                       1,520          91,899
   Coherent, Inc.*+                                       2,780          87,765
   Scansource, Inc.*+                                     2,540          77,216
   Littelfuse, Inc.*+                                     2,300          73,324
   MTS Systems Corp.+                                     1,890          72,992
   TTM Technologies, Inc.*                                5,770          65,374
   Cogent, Inc.*                                          5,900          64,959
   Radisys Corp.*                                         3,480          58,012
   CTS Corp.                                              3,370          52,909
   Zygo Corp., Inc.*                                      3,180          52,311
   Park Electrochemical Corp.                             1,970          50,530
   Agilsys, Inc.                                          2,721          45,550
   Acacia Research - Acacia
      Technologies*                                       3,280          43,886
   SYNNEX Corp.*                                          1,890          41,467
                                                                  -------------
   TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                           1,773,073
                                                                  -------------
   INTERNET SOFTWARE & SERVICES 2.2%
   Digital River, Inc.*+                                  3,310         184,665
   aQuantive, Inc.*+                                      6,212         153,188
   Digitas, Inc.*+                                        9,840         131,954
   j2 Global Communications, Inc.*+                       4,430         120,718
   RealNetworks, Inc.*+                                   9,990         109,291
   Websense, Inc.*                                        4,700         107,301
   ValueClick, Inc.*                                      4,540         107,280
   United Online, Inc.+                                   6,700          88,976
   Internap Network Services
      Corp.*+                                             4,210          83,653
   Interwoven, Inc.*                                      5,390          79,071
   The Knot, Inc.*                                        2,800          73,472
   InfoSpace, Inc.*                                       3,330          68,298
   webMethods, Inc.*                                      8,540          62,854
   Perficient, Inc.*+                                     3,340          54,809
   TheStreet.com, Inc.                                    5,820          51,798
   Vignette Corp.*                                        2,970          50,698
   SonicWALL, Inc.*+                                      5,650          47,573
   Travelzoo, Inc.*                                       1,370          41,032
                                                                  -------------
   TOTAL INTERNET SOFTWARE & SERVICES                                 1,616,631
                                                                  -------------
   IT CONSULTING & SERVICES 1.9%
   CACI International, Inc. --
      Class A*                                            2,850         161,025
   BISYS Group, Inc.*                                    10,644         137,414
   MPS Group, Inc.*+                                      9,560         135,561
   Perot Systems Corp. -- Class A*                        7,170         117,516


                                              See Notes to Financial Statements.

92 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2006
--------------------------------------------------------------------------------
   RUSSELL 2000(R) ADVANTAGE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   eFunds Corp.*                                          4,180   $     114,950
   CSG Systems International, Inc.*                       4,280         114,404
   Talx Corp.                                             3,300          90,585
   Mantech International Corp. --
      Class A*                                            1,970          72,555
   SYKES Enterprises, Inc.*+                              3,950          69,678
   Gevity HR, Inc.                                        2,830          67,043
   Lightbridge, Inc.*                                     4,520          61,201
   RightNow Technologies, Inc.*+                          3,280          56,481
   Keane, Inc.*+                                          4,280          50,975
   Integral Systems, Inc.                                 2,180          50,511
   SRA International, Inc. --
      Class A*+                                           1,790          47,865
                                                                  -------------
   TOTAL IT CONSULTING & SERVICES                                     1,347,764
                                                                  -------------
   COMPUTERS & PERIPHERALS 1.2%
   Brocade Communications Systems,
      Inc.*+                                             22,077         181,252
   Imation Corp.+                                         3,430         159,255
   Electronics for Imaging, Inc.*+                        5,920         157,354
   Palm, Inc.*+                                           9,450         133,150
   Komag, Inc.*                                           3,190         120,837
   McData Corp. -- Class A*+                             17,510          97,181
                                                                  -------------
   TOTAL COMPUTERS & PERIPHERALS                                        849,029
                                                                  -------------
TOTAL INFORMATION TECHNOLOGY                                         12,179,689
                                                                  -------------
CONSUMER DISCRETIONARY 14.4%
   SPECIALTY RETAIL 3.4%
   Payless Shoesource, Inc.*                              5,550         182,151
   Rent-A-Center, Inc.*+                                  5,740         169,387
   Regis Corp.                                            4,220         166,859
   Men's Wearhouse, Inc.+                                 4,140         158,396
   Aeropostale, Inc.*+                                    5,090         157,128
   Charming Shoppes, Inc.*+                              10,940         148,018
   Guess ?, Inc.*+                                        2,010         127,494
   Gymboree Corp.*                                        3,310         126,310
   Group 1 Automotive, Inc.                               2,340         121,025
   Dress Barn, Inc.*+                                     4,580         106,851
   Stage Stores, Inc.                                     3,090          93,905
   Cato Corp. -- Class A+                                 3,660          83,851
   DSW, Inc.*+                                            2,130          82,154
   Buckle, Inc.                                           1,570          79,834
   Select Comfort Corp.*+                                 4,570          79,472
   CSK Auto Corp.*                                        4,610          79,062
   Charlotte Russe Holding, Inc.*                         2,390          73,493
   The Wet Seal, Inc. -- Class A*                        10,850          72,370
   Books-A-Million, Inc.                                  2,800          63,504
   Christopher & Banks Corp.                              3,257          60,776
   Bebe Stores, Inc.+                                     3,070          60,755
   Shoe Carnival, Inc.*                                   1,900          60,040
   Asbury Automotive Group, Inc.+                         2,314          54,518
   Talbots, Inc.+                                         2,060          49,646
   Tween Brands, Inc.*+                                     860          34,340
                                                                  -------------
   TOTAL SPECIALTY RETAIL                                             2,491,339
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   HOTELS, RESTAURANTS & LEISURE 2.7%
   Jack in the Box, Inc.*                                 3,050   $     186,172
   Sonic Corp.*                                           7,160         171,482
   Ruby Tuesday, Inc.                                     5,260         144,334
   Pinnacle Entertainment, Inc.*                          4,330         143,496
   CEC Entertainment, Inc.*                               3,230         130,008
   CBRL Group, Inc.                                       2,691         120,449
   CKE Restaurants, Inc.+                                 6,330         116,472
   WMS Industries, Inc.*+                                 3,110         108,415
   Bob Evans Farms, Inc.+                                 3,166         108,341
   Rare Hospitality International,
      Inc.*+                                              3,190         105,047
   Domino's Pizza, Inc.+                                  3,560          99,680
   IHOP Corp.+                                            1,850          97,495
   Papa John's International, Inc.*+                      2,440          70,784
   AFC Enterprises*                                       3,820          67,499
   Monarch Casino & Resort, Inc.*+                        2,360          56,357
   Ruth's Chris Steak House*                              3,000          54,840
   Speedway Motorsports, Inc.                             1,410          54,144
   Landry's Restaurants, Inc.+                            1,600          48,144
   Dover Downs Gaming
      & Entertainment, Inc.                               3,280          43,854
   Ameristar Casinos, Inc.                                1,255          38,579
   Texas Roadhouse, Inc.*                                   121           1,604
                                                                  -------------
   TOTAL HOTELS, RESTAURANTS & LEISURE                                1,967,196
                                                                  -------------
   TEXTILES & APPAREL 1.8%
   Phillips-Van Heusen Corp.                              4,440         222,755
   Wolverine World Wide, Inc.+                            5,070         144,596
   Brown Shoe Co., Inc.                                   2,813         134,293
   Warnaco Group, Inc.*                                   4,460         113,195
   Kellwood Co.                                           3,060          99,511
   Oxford Industries, Inc.+                               1,750          86,887
   Deckers Outdoor Corp.*+                                1,370          82,131
   Carter's, Inc.*                                        3,150          80,325
   K-Swiss, Inc. -- Class A                               2,240          68,858
   Columbia Sportswear Co.+                               1,190          66,283
   Iconix Brand Group, Inc.*                              3,390          65,732
   Steven Madden Ltd.                                     1,750          61,408
   True Religion Apparel, Inc.*+                          3,300          50,523
   Maidenform Brands, Inc.*                               2,120          38,414
                                                                  -------------
   TOTAL TEXTILES & APPAREL                                           1,314,911
                                                                  -------------
   MEDIA 1.7%
   Lee Enterprises, Inc.+                                 4,380         136,043
   Scholastic Corp.*                                      3,460         124,006
   Catalina Marketing Corp.                               4,120         113,300
   Arbitron, Inc.+                                        2,600         112,944
   Entercom Communications Corp.                          3,650         102,857
   RCN Corp.*                                             3,110          93,767
   Interactive Data Corp.                                 3,670          88,227
   Valassis Communications, Inc.*+                        5,360          77,720
   CKX, Inc.*+                                            6,080          71,318
   Westwood One, Inc.+                                    8,630          60,928
   Morningstar, Inc.*+                                    1,300          58,565


See Notes to Financial Statements.

                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 93

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2006
--------------------------------------------------------------------------------
   RUSSELL 2000(R) ADVANTAGE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   Journal Register Co.                                   7,300   $      53,290
   Harris Interactive, Inc.*                             10,380          52,315
   Cumulus Media, Inc. -- Class A*+                       4,130          42,911
   Citadel Broadcasting Corp.                             3,420          34,063
                                                                  -------------
   TOTAL MEDIA                                                        1,222,254
                                                                  -------------
   HOUSEHOLD DURABLES 1.5%
   Yankee Candle Co., Inc.                                3,820         130,950
   Tupperware Brands Corp.+                               5,660         127,973
   Meritage Homes Corp.*                                  2,460         117,391
   American Greetings Corp. --
      Class A+                                            4,837         115,459
   Ethan Allen Interiors, Inc.+                           3,130         113,024
   Tempur-Pedic International, Inc.*+                     5,500         112,530
   Champion Enterprises, Inc.*                            8,720          81,619
   Furniture Brands International,
      Inc.+                                               4,700          76,281
   Interface, Inc. -- Class A*                            4,830          68,683
   Blyth, Inc.                                            3,210          66,607
   Brookfield Homes Corp.+                                1,427          53,584
                                                                  -------------
   TOTAL HOUSEHOLD DURABLES                                           1,064,101
                                                                  -------------
   AUTO COMPONENTS 0.7%
   ArvinMeritor, Inc.+                                    7,244         132,058
   Tenneco, Inc.*+                                        4,580         113,218
   Lear Corp.+                                            3,210          94,791
   Aftermarket Technology Corp.*                          2,956          62,904
   Fuel Systems Solutions, Inc.*                          2,800          61,824
   Drew Industries, Inc.*+                                1,750          45,517
   LKQ Corp.*+                                            1,410          32,416
                                                                  -------------
   TOTAL AUTO COMPONENTS                                                542,728
                                                                  -------------
   COMMERCIAL SERVICES & SUPPLIES 0.6%
   Sotheby's Holdings, Inc. -- Class A                    5,090         157,892
   Jackson Hewitt Tax Service, Inc.                       2,960         100,551
   Corinthian Colleges, Inc.*+                            7,160          97,591
   Pre-Paid Legal Services, Inc.*+                        1,410          55,173
   Vertrue, Inc.*+                                        1,390          53,390
                                                                  -------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                 464,597
                                                                  -------------
   LEISURE EQUIPMENT & PRODUCTS 0.6%
   Marvel Entertainment, Inc.*+                           4,480         120,557
   RC2 Corp.*+                                            2,160          95,040
   MarineMax, Inc.*+                                      2,500          64,825
   Jakks Pacific, Inc.*                                   2,570          56,129
   Smith & Wesson Holding Corp.*+                         4,850          50,149
   Oakley, Inc.                                           2,440          48,946
                                                                  -------------
   TOTAL LEISURE EQUIPMENT & PRODUCTS                                   435,646
                                                                  -------------
   INTERNET & CATALOG RETAIL 0.5%
   Priceline.com, Inc.*+                                  2,640         115,130
   Systemax, Inc.*+                                       4,370          76,257
   FTD Group, Inc.*                                       3,090          55,280
   Netflix, Inc.*+                                        2,120          54,823
   PetMed Express, Inc.*                                  3,020          40,317
                                                                  -------------
   TOTAL INTERNET & CATALOG RETAIL                                      341,807
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   MULTILINE RETAIL 0.4%
   Big Lots, Inc.*+                                       9,055   $     207,541
   Bon-Ton Stores, Inc.+                                  1,556          53,915
                                                                  -------------
   TOTAL MULTILINE RETAIL                                               261,456
                                                                  -------------
   AUTOMOBILES 0.2%
   Winnebago Industries, Inc.+                            3,090         101,692
   Monaco Coach Corp.                                     4,870          68,959
                                                                  -------------
   TOTAL AUTOMOBILES                                                    170,651
                                                                  -------------
   DISTRIBUTORS 0.2%
   Building Material Holding Corp.+                       3,410          84,193
   Keystone Automotive Industries,
      Inc.*+                                              2,060          70,019
                                                                  -------------
   TOTAL DISTRIBUTORS                                                   154,212
                                                                  -------------
   INTERNET SOFTWARE & SERVICES 0.1%
   INVESTools, Inc.*                                      6,010          82,878
                                                                  -------------
   TOTAL INTERNET SOFTWARE & SERVICES                                    82,878
                                                                  -------------
TOTAL CONSUMER DISCRETIONARY                                         10,513,776
                                                                  -------------
INDUSTRIALS 12.4%
   COMMERCIAL SERVICES & SUPPLIES 3.7%
   Watson Wyatt & Co. Holdings+                           3,750         169,312
   Waste Connections, Inc.*                               3,800         157,890
   Brady Corp. -- Class A+                                3,805         141,850
   John H. Harland Co.                                    2,790         140,058
   United Stationers, Inc.*                               2,780         129,798
   Herman Miller, Inc.+                                   3,180         115,625
   Labor Ready, Inc.*                                     5,900         108,147
   Korn/Ferry International, Inc.*+                       4,610         105,846
   Viad Corp.+                                            2,570         104,342
   Advisory Board Co.*+                                   1,770          94,766
   Heidrick & Struggles International,
      Inc.*+                                              2,200          93,192
   Mine Safety Appliances Co.                             2,480          90,892
   Amrep Corp. PLC+                                         717          87,832
   American Reprographics Co.*                            2,450          81,609
   Ennis Inc.                                             3,310          80,963
   CoStar Group, Inc.*+                                   1,500          80,340
   Consolidated Graphics, Inc.*                           1,330          78,563
   Volt Information Sciences, Inc.*                       1,410          70,796
   Kenexa Corp. -- Class A*                               2,120          70,511
   Deluxe Corp.+                                          2,760          69,552
   Layne Christensen Co.*                                 2,050          67,302
   PeopleSupport, Inc.*                                   3,030          63,782
   CBIZ, Inc.*+                                           9,080          63,288
   COMSYS IT Partners, Inc.*                              3,070          62,045
   Pike Electric Corp.*                                   3,470          56,665
   Kforce, Inc.*                                          4,590          55,860
   Rollins, Inc.+                                         2,460          54,391
   Waste Industries USA, Inc.                             1,770          54,020
   ICT Group, Inc.*                                       1,530          48,333
   School Specialty, Inc.*                                1,160          43,488
   Spherion Corp.*                                        4,610          34,252
                                                                  -------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                               2,675,310
                                                                  -------------


                                              See Notes to Financial Statements.

94 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2006
--------------------------------------------------------------------------------
   RUSSELL 2000(R) ADVANTAGE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   MACHINERY 2.5%
   Bucyrus International, Inc. --
      Class A+                                            3,207   $     165,994
   Wabtec Corp.+                                          4,820         146,431
   Nordson Corp.                                          2,720         135,538
   Actuant Corp. -- Class A                               2,721         129,656
   Watts Industries, Inc. -- Class A                      2,880         118,397
   Navistar International Corp.*+                         3,410         113,996
   Mueller Industries, Inc.+                              3,320         105,244
   Kaydon Corp.+                                          2,530         100,542
   Barnes Group, Inc.+                                    3,916          85,173
   NACCO Industries, Inc. -- Class A                        570          77,862
   RBC Bearings, Inc.*                                    2,660          76,236
   American Science & Engineering,
      Inc.*+                                              1,240          73,792
   Freightcar America, Inc.+                              1,260          69,867
   EnPro Industries, Inc.*                                1,970          65,424
   Middleby Corp.*                                          610          63,849
   Columbus McKinnon Corp. --
      Class A*+                                           2,910          61,168
   Dynamic Materials Corp.                                2,045          57,464
   Astec Industries, Inc.*                                1,456          51,106
   Ampco-Pittsburgh Corp. PLC                             1,485          49,718
   Albany International Corp. --
      Class A+                                            1,430          47,061
                                                                  -------------
   TOTAL MACHINERY                                                    1,794,518
                                                                  -------------
   ELECTRICAL EQUIPMENT 1.4%
   Acuity Brands, Inc.+                                   3,825         199,053
   General Cable Corp.*+                                  4,261         186,248
   Regal-Beloit Corp.+                                    3,120         163,831
   Genlyte Group, Inc.*+                                  2,000         156,220
   Woodward Governor Co.+                                 2,800         111,188
   A.O. Smith Corp.                                       2,327          87,402
   II-VI, Inc.*                                           2,940          82,144
   Lamson & Sessions Co., Inc.*+                          2,690          65,260
                                                                  -------------
   TOTAL ELECTRICAL EQUIPMENT                                         1,051,346
                                                                  -------------
   AEROSPACE & DEFENSE 1.1%
   BE Aerospace, Inc.*+                                   7,093         182,148
   Ceradyne, Inc.*+                                       2,400         135,600
   Teledyne Technologies, Inc.*                           2,940         117,982
   Orbital Sciences Corp.*                                5,800         106,952
   United Industrial Corp.                                1,470          74,603
   Hexcel Corp.*+                                         4,270          74,341
   K&F Industries Holdings, Inc.*                         3,070          69,720
   EDO Corp.+                                             2,880          68,371
                                                                  -------------
   TOTAL AEROSPACE & DEFENSE                                            829,717
                                                                  -------------
   BUILDING PRODUCTS 0.7%
   Simpson Manufacturing Co., Inc.+                       3,870         122,485
   NCI Building Systems, Inc.*+                           1,950         100,913
   Ameron International Corp.                             1,037          79,196
   American Woodmark Corp.+                               1,838          76,920
   Builders FirstSource, Inc.*+                           3,354          59,802

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   PW Eagle, Inc.+                                        1,720$         59,340
   Universal Forest Products, Inc.+                       1,010          47,086
                                                                  -------------
   TOTAL BUILDING PRODUCTS                                              545,742
                                                                  -------------
   CONSTRUCTION & ENGINEERING 0.7%
   EMCOR Group, Inc.*                                     2,810         159,748
   Granite Construction, Inc.                             2,940         147,941
   Washington Group International,
      Inc.*+                                              1,420          84,902
   Infrasource Services, Inc.*                            3,430          74,671
   Sterling Construction Co., Inc.*                       2,180          47,437
                                                                  -------------
   TOTAL CONSTRUCTION & ENGINEERING                                     514,699
                                                                  -------------
   AIR FREIGHT & COURIERS 0.6%
   HUB Group, Inc. -- Class A*+                           3,930         108,271
   Atlas Air Worldwide Holdings Co.,
      Inc.*                                               2,155          95,897
   Pacer International, Inc.                              3,130          93,180
   EGL, Inc.*+                                            2,920          86,958
   Forward Air Corp.+                                       960          27,773
                                                                  -------------
   TOTAL AIR FREIGHT & COURIERS                                         412,079
                                                                  -------------
   AIRLINES 0.6%
   SkyWest, Inc.+                                         5,990         152,805
   JetBlue Airways Corp.*+                                8,260         117,292
   Republic Airways Holdings, Inc.*                       4,160          69,805
   ExpressJet Holdings, Inc.*+                            8,320          67,392
                                                                  -------------
   TOTAL AIRLINES                                                       407,294
                                                                  -------------
   ROAD & RAIL 0.6%
   Genesee & Wyoming, Inc. --
      Class A*                                            4,060         106,535
   Arkansas Best Corp.+                                   2,357          84,852
   Heartland Express, Inc.+                               5,370          80,657
   Amerco, Inc.*                                            900          78,309
   Saia, Inc.*                                            2,320          53,847
                                                                  -------------
   TOTAL ROAD & RAIL                                                    404,200
                                                                  -------------
   TRADING COMPANIES & DISTRIBUTORS 0.3%
   Applied Industrial Technologies,
      Inc.                                                3,926         103,293
   Beacon Roofing Supply, Inc.*+                          4,755          89,489
   BlueLinx Holdings, Inc.                                4,624          48,090
                                                                  -------------
   TOTAL TRADING COMPANIES & DISTRIBUTORS                               240,872
                                                                  -------------
   MARINE 0.2%
   American Commercial Lines,
      Inc.*+                                              1,500          98,265
   Horizon Lines, Inc. -- Class A                         2,390          64,434
                                                                  -------------
   TOTAL MARINE                                                         162,699
                                                                  -------------
TOTAL INDUSTRIALS                                                     9,038,476
                                                                  -------------
HEALTH CARE 10.9%
   HEALTH CARE EQUIPMENT & SUPPLIES 3.8%
   Immucor, Inc.*+                                        6,334         185,143
   Bio--Rad Laboratories, Inc. --
      Class A*                                            1,950         160,914


See Notes to Financial Statements.

                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 95

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2006
--------------------------------------------------------------------------------
   RUSSELL 2000(R) ADVANTAGE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   Mentor Corp.+                                          3,200   $     156,384
   Kyphon, Inc.*+                                         3,760         151,904
   West Pharmaceutical Services, Inc.                     2,720         139,346
   Varian, Inc.*                                          2,890         129,443
   Hologic, Inc.*                                         2,490         117,727
   Dionex Corp.*                                          2,040         115,689
   Haemonetics Corp.*+                                    2,490         112,100
   Palomar Medical Technologies, Inc.*+                   2,130         107,927
   American Medical Systems
      Holdings, Inc.*+                                    5,687         105,323
   DJ Orthopedics, Inc.*                                  2,300          98,486
   Biosite, Inc.*+                                        1,990          97,212
   Invacare Corp.                                         3,690          90,590
   Zoll Medical Corp.*                                    1,530          89,107
   ArthroCare Corp.*+                                     2,205          88,024
   Integra LifeSciences Holdings Corp.*                   2,030          86,458
   Viasys Healthcare, Inc.*                               2,920          81,234
   Lifecell Corp.*+                                       3,160          76,282
   Intralase Corp.*+                                      3,260          72,959
   PharmaNet Development
      Group, Inc.*+                                       2,890          63,782
   OraSure Technologies, Inc.*                            7,690          63,519
   Quidel Corp.*                                          4,460          60,745
   Conmed Corp.*+                                         2,490          57,569
   ICU Medical, Inc.*+                                    1,410          57,359
   Candela Corp.*                                         4,230          52,325
   Meridian Bioscience, Inc.+                             1,980          48,569
   SurModics, Inc.*+                                      1,560          48,547
   Abaxis, Inc.*                                          2,145          41,291
   Steris Corp.                                             630          15,857
                                                                  -------------
   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                             2,771,815
                                                                  -------------
   BIOTECHNOLOGY 2.7%
   OSI Pharmaceuticals, Inc.*+                            4,610         161,258
   Illumina, Inc.*+                                       3,950         155,274
   BioMarin Pharmaceuticals, Inc.*+                       8,065         132,185
   Alkermes, Inc.*+                                       9,238         123,512
   United Therapeutics Corp.*+                            2,180         118,527
   Myriad Genetics, Inc.*+                                3,730         116,749
   Digene Corp.*                                          2,100         100,632
   Cubist Pharmaceuticals, Inc.*+                         5,150          93,267
   Savient Pharmaceuticals, Inc.*+                        8,030          90,016
   Martek Biosciences Corp.*+                             3,820          89,159
   Alnylam Pharmaceuticals, Inc.*+                        3,941          84,337
   Array Biopharma, Inc.*                                 5,600          72,352
   Tanox, Inc.*                                           3,480          69,252
   Progenics Pharmaceuticals, Inc.*                       2,690          69,241
   Trimeris, Inc.*+                                       5,190          65,965
   Alexion Pharmaceuticals, Inc.*+                        1,488          60,100
   Senomyx, Inc.*                                         4,460          57,935
   Luminex Corp.*+                                        4,540          57,658
   Genomic Health, Inc.*                                  3,070          57,102

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   BioCryst Pharmaceuticals, Inc.*                        4,895   $      56,586
   Indevus Pharmaceuticals, Inc.*                         6,280          44,588
   Pharmion Corp.*+                                       1,300          33,462
   Telik, Inc.*+                                          4,920          21,796
   Nuvelo, Inc.*+                                         5,030          20,120
                                                                  -------------
   TOTAL BIOTECHNOLOGY                                                1,951,073
                                                                  -------------
   HEALTH CARE PROVIDERS & SERVICES 2.5%
   AMERIGROUP Corp.*+                                     4,927         176,830
   Magellan Health Services, Inc.*                        3,410         147,380
   Sunrise Senior Living, Inc.*+                          4,560         140,083
   Apria Healthcare Group, Inc.*                          4,785         127,520
   Centene Corp.*+                                        5,130         126,044
   inVentiv Health, Inc.*                                 3,390         119,836
   Corvel Corp.*                                          1,740          82,772
   Kindred Healthcare, Inc.*                              3,270          82,567
   Gentiva Health Services, Inc.*+                        3,950          75,287
   Vital Images, Inc.*+                                   2,120          73,776
   Omnicell, Inc.*+                                       3,800          70,794
   Amedisys, Inc.*+                                       2,117          69,586
   The Trizetto Group, Inc.*                              3,710          68,153
   Sun Healthcare Group, Inc.*                            5,190          65,550
   LHC Group, Inc.*                                       2,250          64,148
   Molina Healthcare, Inc.*+                              1,920          62,419
   Computer Programs & Systems, Inc.                      1,710          58,123
   PRA International*                                     2,250          56,858
   HealthExtras, Inc.*                                    2,150          51,815
   Bio-Reference Labs, Inc.*                              2,250          50,603
   Dendrite International, Inc.*+                         4,420          47,338
   Odyssey HealthCare, Inc.*                              2,600          34,476
                                                                  -------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                             1,851,958
                                                                  -------------
   PHARMACEUTICALS 1.9%

   Valeant Pharmaceuticals
     International+                                       8,050         138,782
   Perrigo Co.+                                           7,990         138,227
   Viropharma, Inc.*                                      7,940         116,242
   KV Pharmaceutical Co.*                                 4,170          99,163
   Par Pharmaceutical Cos., Inc.*                         4,230          94,625
   Alpharma, Inc. -- Class A                              3,915          94,351
   Medicis Pharmaceutical Corp. --
     Class A+                                             2,640          92,743
   New River Pharmaceuticals, Inc.*+                      1,560          85,348
   Sciele Pharma, Inc.*+                                  3,500          84,000
   Advanced Magnetics, Inc.*+                             1,370          81,816
   Noven Pharmaceuticals, Inc.*                           3,170          80,676
   Pozen, Inc.*                                           4,100          69,659
   Pain Therapeutics, Inc.*+                              6,950          61,855
   Bradley Pharmaceuticals, Inc.*+                        2,991          61,555
   Kendle International, Inc.*                            1,820          57,239
                                                                  -------------
   TOTAL PHARMACEUTICALS                                              1,356,281
                                                                  -------------
TOTAL HEALTH CARE                                                     7,931,127
                                                                  -------------


                                              See Notes to Financial Statements.

96 | THERYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2006
--------------------------------------------------------------------------------
   RUSSELL 2000(R) ADVANTAGE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

ENERGY 4.5%
   OIL & GAS 2.3%
   USEC, Inc.*                                           10,360   $     131,779
   Comstock Resources, Inc.*+                             4,190         130,141
   Swift Energy Co.*+                                     2,760         123,676
   Penn Virginia Corp.                                    1,710         119,768
   Berry Petroleum Co. -- Class A+                        3,682         114,179
   Stone Energy Corp.*                                    2,550          90,142
   Alpha Natural Resources, Inc.*                         6,161          87,671
   Arena Resources, Inc.*                                 1,710          73,034
   PetroHawk Energy Corp.*+                               6,190          71,185
   Carrizo Oil & Gas, Inc.*                               2,340          67,907
   Harvest Natural Resources, Inc.*                       6,100          64,843
   Petroleum Development Corp.*                           1,470          63,283
   Parallel Petroleum Corp.*+                             3,470          60,968
   Energy Partners Ltd.*                                  2,430          59,341
   Alon USA Energy, Inc.                                  2,118          55,725
   Vaalco Energy, Inc.*                                   8,200          55,350
   Bois d'Arc Energy, Inc.*                               3,604          52,726
   Crosstex Energy, Inc.                                  1,620          51,338
   GMX Resources, Inc.*+                                  1,420          50,410
   Edge Petroleum Corp.*+                                 2,730          49,795
   World Fuel Services Corp.+                             1,060          47,128
   Brigham Exploration Co.*                               6,370          46,565
   Callon Petroleum Co.*                                  1,980          29,759
   Houston Exploration Co.*                                 570          29,515
                                                                  -------------
   TOTAL OIL & GAS                                                    1,726,228
                                                                  -------------
   ENERGY EQUIPMENT & SERVICES 2.2%
   Lone Star Technologies, Inc.*                          3,020         146,198
   W-H Energy Services, Inc.*                             2,690         130,976
   Atwood Oceanics, Inc.*+                                2,580         126,343
   Grey Wolf, Inc.*+                                     17,950         123,137
   Input/Output, Inc.*+                                   8,380         114,219
   Parker Drilling Co.*                                  12,840         104,903
   Dril-Quip, Inc.*                                       2,610         102,208
   Hornbeck Offshore Services, Inc.*                      2,830         101,031
   Lufkin Industries, Inc.+                               1,730         100,478
   Allis-Chalmers Energy, Inc.*+                          3,339          76,930
   GulfMark Offshore, Inc.*+                              1,980          74,072
   Trico Marine Services, Inc.*                           1,760          67,426
   Hydril*+                                                 880          66,167
   Pioneer Drilling Co.*                                  4,870          64,674
   Dawson Geophysical Co.*                                1,770          64,481
   NATCO Group, Inc.*                                     2,010          64,079
   Matrix Service Co.*+                                   3,960          63,756
                                                                  -------------
   TOTAL ENERGY EQUIPMENT & SERVICES                                  1,591,078
                                                                  -------------
TOTAL ENERGY                                                          3,317,306
                                                                  -------------
MATERIALS 4.0%
   METALS & MINING 1.7%
   Oregon Steel Mills, Inc.*                              3,260         203,457
   Cleveland-Cliffs, Inc.+                                3,860         186,978
   Chaparral Steel Co.+                                   4,140         183,278
   AK Steel Holding Corp.*                                8,750         147,875

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------
   Quanex Corp.                                           3,590   $     124,178
   Schnitzer Steel Industries, Inc. --
     Class A+                                             2,660         105,602
   Gibraltar Industries, Inc.                             3,290          77,348
   Ryerson Tull, Inc.+                                    2,870          72,008
   Coeur d'Alene Mines Corp.*+                           13,235          65,513
   Olympic Steel, Inc.                                    2,020          44,905
                                                                  -------------
   TOTAL METALS & MINING                                              1,211,142
                                                                  -------------
   CHEMICALS 1.3%
   OM Group, Inc.*+                                       2,850         129,048
   H.B. Fuller Co.+                                       4,790         123,678
   Hercules, Inc.*+                                       5,440         105,046
   NewMarket Corp.                                        1,730         102,156
   Rockwood Holdings, Inc.*+                              3,520          88,915
   Spartech Corp.+                                        3,320          87,050
   PolyOne Corp.*                                        11,110          83,325
   Georgia Gulf Corp.+                                    4,070          78,592
   A. Schulman, Inc.                                      2,790          62,078
   Pioneer Cos., Inc.*                                    2,160          61,906
   Zoltek Cos., Inc.*+                                    2,730          53,699
                                                                  -------------
   TOTAL CHEMICALS                                                      975,493
                                                                  -------------
   CONTAINERS & PACKAGING 0.5%
   Greif, Inc. -- Class A                                 1,480         175,232
   Silgan Holdings, Inc.                                  2,250          98,820
   Myers Industries, Inc.                                 4,100          64,206
   AEP Industries, Inc.*                                  1,110          59,174
                                                                  -------------
   TOTAL CONTAINERS & PACKAGING                                         397,432
                                                                  -------------
   PAPER & FOREST PRODUCTS 0.3%
   Neenah Paper, Inc.+                                    2,050          72,406
   Schweitzer-Mauduit International,
      Inc.                                                2,300          59,915
   Deltic Timber Corp.+                                     870          48,529
                                                                  -------------
   TOTAL PAPER & FOREST PRODUCTS                                        180,850
                                                                  -------------
   CONSTRUCTION MATERIALS 0.2%
   Headwaters, Inc.*+                                     4,300         103,028
   Texas Industries, Inc.+                                1,090          70,011
                                                                  -------------
   TOTAL CONSTRUCTION MATERIALS                                         173,039
                                                                  -------------
TOTAL MATERIALS                                                       2,937,956
                                                                  -------------
CONSUMER STAPLES 2.8%
   FOOD & DRUG RETAILING 0.9%
   Central European Distribution
      Corp.*                                              3,750         111,375
   Pantry, Inc.*                                          2,370         111,011
   Longs Drug Stores Corp.                                1,950          82,641
   Andersons, Inc.                                        1,901          80,583
   Spartan Stores, Inc.                                   3,140          65,720
   Wild Oats Markets, Inc.*+                              4,400          63,272
   Ingles Markets, Inc. -- Class A                        2,120          63,155
   Nash Finch Co.+                                        1,770          48,321
                                                                  -------------
   TOTAL FOOD & DRUG RETAILING                                          626,078
                                                                  -------------


See Notes to Financial Statements.

                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 97

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2006
--------------------------------------------------------------------------------
   RUSSELL 2000(R) ADVANTAGE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   PERSONAL PRODUCTS 0.8%
   NBTY, Inc.*                                            5,100   $     212,007
   Chattem, Inc.*+                                        1,890          94,651
   American Oriental Bioengineering,
      Inc. PLC*+                                          7,063          82,425
   USANA Health Sciences, Inc.*+                          1,280          66,125
   Elizabeth Arden, Inc.*                                 3,410          64,961
   Mannatech, Inc.+                                       3,730          54,943
   Prestige Brands Holdings, Inc. --
      Class A*                                            3,850          50,127
                                                                  -------------
   TOTAL PERSONAL PRODUCTS                                              625,239
                                                                  -------------
   FOOD PRODUCTS 0.8%
   Flowers Foods, Inc.                                    5,150         138,998
   Hain Celestial Group, Inc.*+                           3,630         113,292
   Tootsie Roll Industries, Inc.+                         3,170         103,659
   Lancaster Colony Corp.                                 2,160          95,710
   Seaboard Corp.                                            49          86,485
   Imperial Sugar Co., Inc.+                              2,360          57,136
                                                                  -------------
   TOTAL FOOD PRODUCTS                                                  595,280
                                                                  -------------
   BEVERAGES 0.2%
   Jones Soda Co.*+                                       5,800          71,340
   MGP Ingredients, Inc.                                  2,320          52,455
                                                                  -------------
   TOTAL BEVERAGES                                                      123,795
                                                                  -------------
   HOUSEHOLD PRODUCTS 0.1%
   Central Garden and Pet Co.*+                           2,070         100,229
                                                                  -------------
   TOTAL HOUSEHOLD PRODUCTS                                             100,229
                                                                  -------------
TOTAL CONSUMER STAPLES                                                2,070,621
                                                                  -------------
UTILITIES 2.5%
   ELECTRIC UTILITIES 1.2%
   Westar Energy, Inc.                                    7,330         190,287
   IDACORP, Inc.+                                         3,750         144,937
   Cleco Corp.                                            5,570         140,531
   Unisource Energy Corp.+                                3,310         120,914
   Allete, Inc.+                                          2,418         112,534
   El Paso Electric Co.*                                  4,570         111,371
   Otter Tail Power Co.                                   3,260         101,582
                                                                  -------------
   TOTAL ELECTRIC UTILITIES                                             922,156
                                                                  -------------
   GAS UTILITIES 1.0%
   Nicor, Inc.+                                           3,650         170,820
   Piedmont Natural Gas Co.+                              6,370         170,397
   Southwest Gas Corp.+                                   3,750         143,887
   Northwest Natural Gas Co.                              2,400         101,856
   Laclede Group, Inc.                                    2,120          74,264
   South Jersey Industries, Inc.                          1,250          41,763
                                                                  -------------
   TOTAL GAS UTILITIES                                                  702,987
                                                                  -------------
   MULTI-UTILITIES 0.3%
   Avista Corp.+                                          4,635         117,312
   PNM Resources, Inc.+                                   3,380         105,118
                                                                  -------------
   TOTAL MULTI-UTILITIES                                                222,430
                                                                  -------------
TOTAL UTILITIES                                                       1,847,573
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES 1.3%
   DIVERSIFIED TELECOMMUNICATION SERVICES 1.0%
   Time Warner Telecom, Inc. --
      Class A*+                                           6,470   $     128,947
   Commonwealth Telephone
      Enterprises, Inc.                                   2,400         100,464
   General Communication, Inc. --
      Class A*                                            6,370         100,200
   Golden Telecom, Inc.                                   1,980          92,743
   Iowa Telecommunications Services,
      Inc.                                                3,930          77,460
   Cbeyond, Inc.*                                         2,320          70,969
   CT Communications, Inc.                                2,930          67,156
   Cogent Communications Group,
      Inc.*                                               3,690          59,852
   Cincinnati Bell, Inc.*                                11,800          53,926
                                                                  -------------
   TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                         751,717
                                                                  -------------
   WIRELESS TELECOMMUNICATION SERVICES 0.3%
   Dobson Communications Corp.
     -- Class A*                                         12,910         112,446
   USA Mobility, Inc.                                     3,250          72,702
                                                                  -------------
   TOTAL WIRELESS TELECOMMUNICATION SERVICES                            185,148
                                                                  -------------
TOTAL TELECOMMUNICATION SERVICES                                        936,865
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $60,750,714)                                                65,054,390
                                                                  -------------

                                                           FACE
                                                         AMOUNT
                                                  -------------
REPURCHASE AGREEMENTS 10.8%
Repurchase Agreement (Note 5)
   4.90% due 01/02/07++                           $   1,628,732       1,628,732
   4.80% due 01/02/07                                 1,635,036       1,635,036
   4.79% due 01/02/07                                 1,635,036       1,635,036
   4.65% due 01/02/07                                 1,635,036       1,635,036
   4.60% due 01/02/07                                 1,324,378       1,324,378
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $7,858,218)                                                  7,858,218
                                                                  -------------
SECURITIES LENDING COLLATERAL 21.9%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 8)                                16,042,381      16,042,381
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $16,042,381)                                                16,042,381
                                                                  -------------
TOTAL INVESTMENTS 121.7%
   (Cost $84,651,313)                                             $  88,954,989
                                                                  -------------
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (21.7)%                                          $(15,843,223)
                                                                  -------------
NET ASSETS - 100.0%                                               $  73,111,766
-------------------------------------------------------------------------------


                                              See Notes to Financial Statements.

98 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 2006
--------------------------------------------------------------------------------
   RUSSELL 2000(R) ADVANTAGE FUND
--------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                                    GAIN (LOSS)
                                                      CONTRACTS        (NOTE 1)
--------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
March 2007 Russell 2000(R) Index
   Mini Futures Contracts
   (Aggregate Market Value
   of Contracts $20,380,100)                                257   $    (251,665)
                                                                  =============

                                                          UNITS
                                                          -----
EQUITY INDEX SWAP AGREEMENTS
February 2007 Russell 2000(R) Index
   Swap, Terminating 02/22/07**
   (Notional Market Value
   $19,352,389)                                          24,569   $      38,061
March 2007 Russell 2000(R) Index
   Swap, Terminating 03/29/07**
   (Notional Market Value
   $5,843,338)                                            7,419         (51,316)
                                                                  -------------
(TOTAL NOTIONAL MARKET
   VALUE $25,195,727)                                             $     (13,255)
                                                                  =============

 *    NON-INCOME PRODUCING SECURITY.

**    PRICE RETURN BASED ON RUSSELL 2000(R) INDEX +/- FINANCING AT A VARIABLE
      RATE.

 +    ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2006 -- SEE
      NOTE 8.

++ ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT DECEMBER 31, 2006.


See Notes to Financial Statements.

                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 99

SCHEDULE OF INVESTMENTS                                        December 31, 2006
--------------------------------------------------------------------------------
   INVERSE RUSSELL 2000(R) FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                           FACE           VALUE
                                                         AMOUNT        (NOTE 1)
--------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 16.3%
Federal Home Loan Bank*
   5.15% due 01/17/07                             $   1,000,000   $     997,854
Freddie Mac*
   5.00% due 01/02/07                                 1,000,000       1,000,000
                                                                  -------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $1,997,854)                                                  1,997,854
                                                                  -------------
REPURCHASE AGREEMENTS 61.4%
Repurchase Agreement (Note 5)
   4.90% due 01/02/07+                                  517,337         517,337
   4.80% due 01/02/07                                 1,834,551       1,834,551
   4.79% due 01/02/07                                 1,834,551       1,834,551
   4.65% due 01/02/07                                 1,834,551       1,834,551
   4.60% due 01/02/07                                 1,485,984       1,485,984
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $7,506,974)                                                  7,506,974
                                                                  -------------
TOTAL INVESTMENTS 77.7%
   (Cost $9,504,828)                                              $   9,504,828
                                                                  =============
OTHER ASSETS IN EXCESS
   OF LIABILITIES - 22.3%                                         $   2,732,618
                                                                  =============
NET ASSETS - 100.0%                                               $  12,237,446
-------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                                           GAIN
                                                      CONTRACTS        (NOTE 1)
--------------------------------------------------------------------------------
FUTURES CONTRACTS
SOLD SHORT
March 2007 Russell 2000(R) Index
   Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $3,806,400)                                     48   $      22,034
                                                                  =============

                                                          UNITS
                                                          -----
EQUITY INDEX SWAP AGREEMENT
SOLD SHORT
February 2007 Russell 2000(R) Index
   Swap, Terminating 02/22/07**
   (Notional Market Value
   $8,365,522)                                           10,621   $      61,898
                                                                  =============

 * THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

**    PRICE RETURN BASED ON RUSSELL 2000(R) INDEX +/- FINANCING AT A VARIABLE
      RATE.

 + ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT DECEMBER 31, 2006.


                                              See Notes to Financial Statements.

100 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS                                        December 31, 2006
--------------------------------------------------------------------------------
   GOVERNMENT LONG BOND ADVANTAGE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                           FACE           VALUE
                                                         AMOUNT        (NOTE 1)
--------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 41.6%
Fannie Mae*
   5.14% due 01/08/07                             $   5,000,000   $   4,995,717
Farmer Mac*
   5.15% due 01/23/07                                 5,000,000       4,984,979
Federal Farm Credit Bank*
   5.14% due 01/10/07                                 3,000,000       2,996,573
Federal Home Loan Bank*
   5.15% due 01/17/07                                 5,000,000       4,989,271
Freddie Mac*
   5.10% due 01/02/07                                 3,000,000       3,000,000
                                                                  -------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $20,966,540)                                                20,966,540
                                                                  -------------
U.S. TREASURY OBLIGATIONS 34.4%
United States Treasury Bond
   4.50% due 02/15/36                                18,240,000      17,362,200
                                                                  -------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $16,162,618)                                                17,362,200
                                                                  -------------
REPURCHASE AGREEMENTS 22.4%
Repurchase Agreement (Note 5)
   4.80% due 01/02/07                                 2,958,105       2,958,105
   4.79% due 01/02/07                                 2,958,105       2,958,105
   4.65% due 01/02/07                                 2,958,105       2,958,105
   4.60% due 01/02/07                                 2,396,063       2,396,063
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $11,270,378)                                                11,270,378
                                                                  -------------
TOTAL INVESTMENTS 98.4%
   (Cost $48,399,536)                                             $  49,599,118
                                                                  =============
OTHER ASSETS IN EXCESS
   OF LIABILITIES - 1.6%                                          $     821,072
                                                                  =============
NET ASSETS - 100.0%                                               $  50,420,190
-------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                                           LOSS
                                                      CONTRACTS        (NOTE 1)
--------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
March 2007 U.S. Treasury
   Bond Futures Contracts
   (Aggregate Market Value
   of Contracts $43,201,051)                                608   $    (639,133)
                                                                  =============

* THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.


See Notes to Financial Statements.

                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 101

SCHEDULE OF INVESTMENTS                                        December 31, 2006
--------------------------------------------------------------------------------
   INVERSE GOVERNMENT LONG BOND FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                           FACE           VALUE
                                                         AMOUNT        (NOTE 1)
--------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 33.4%

Fannie Mae*
   5.15% due 01/25/07                             $   4,000,000   $   3,986,839
Farmer Mac*+
   5.15% due 01/23/07                                 2,800,000       2,791,588
Federal Home Loan Bank*
   5.15% due 01/17/07                                 3,000,000       2,993,563
                                                                  -------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $9,771,990)                                                  9,771,990
                                                                  -------------

                                                      CONTRACTS
                                                  -------------
OPTIONS PURCHASED 0.0%

Call Options on:
   March 2007 U.S. Treasury Bond
   Index Futures Contracts
   Expiring February 2007 with strike
   price of 123 ++                                           35              --
                                                                  -------------
TOTAL OPTIONS PURCHASED
   (Cost $696)                                                               --
                                                                  -------------

                                                           FACE
                                                         AMOUNT
                                                  -------------
REPURCHASE AGREEMENTS 146.1%

Repurchase Agreement (Note 5)
   4.80% due 01/02/07+                            $   5,269,046       5,269,046
   4.79% due 01/02/07+                                5,269,046       5,269,046
   4.65% due 01/02/07+                                5,269,046       5,269,046
   4.60% due 01/02/07+                                4,267,926       4,267,926
Individual Repurchase Agreement
   Lehman Brothers, Inc. at 2.20%
   due 01/03/07 ( Secured by
   U.S. Treasury Bonds, at rate
   of 4.50% and maturing
   02/15/36 as collateral, with a
   Market Value of $23,095,700)
   and a Maturity Value of
   $22,646,918                                       22,640,000      22,640,000
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $42,715,064)                                                42,715,064
                                                                  -------------
TOTAL LONG TERM SECURITIES 179.5%
   (Cost $52,487,750)                                             $  52,487,054
                                                                  =============

                                                                         MARKET
                                                           FACE           VALUE
                                                         AMOUNT        (NOTE 1)
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS SOLD SHORT (77.2)%

U.S. Treasury Bond at
   4.50% due 02 /15 /36                           $  23,715,000   $ (22,573,716)
                                                                  -------------
TOTAL U.S. TREASURY OBLIGATIONS SOLD SHORT
   (Proceeds $23,234,870)                                           (22,573,716)
                                                                  -------------

TOTAL SHORT SALES
   (Proceeds $23,234,870)                                           (22,573,716)
                                                                  -------------
TOTAL INVESTMENTS 102.3%
   (Cost $29,252,880)                                                29,913,338
                                                                  =============
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.3)%                    $    (666,966)
                                                                  =============
NET ASSETS - 100.0%                                               $  29,246,372
-------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                                           GAIN
                                                      CONTRACTS        (NOTE 1)
--------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
March 2007 U.S. Treasury Bond
   Futures Contracts
   (Aggregate Market Value
   of Contracts $10,809,438)                                 97   $     127,326
                                                                  =============

 * THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

 +    ALL OR A PORTION OF THIS SECURITY IS HELD AS COLLATERAL AT DECEMBER 31,
      2006.

++    SECURITY IS FAIR VALUED.


                                              See Notes to Financial Statements.

102 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS                                        December 31, 2006
--------------------------------------------------------------------------------
    EUROPE ADVANTAGE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 54.9%

FINANCIALS 18.1%
   BANKS 10.6%
   HSBC Holdings PLC -- SP ADR                           31,430   $   2,880,560
   Banco Santander Central
     Hispano SA -- SP ADR                                87,770       1,637,788
   Barclays PLC -- SP ADR                                26,340       1,531,408
   Banco Bilbao Vizcaya
     Argentaria SA -- SP ADR                             51,500       1,239,090
   ABN AMRO Holding N.V. -- SP
     ADR                                                 34,180       1,095,469
   Lloyds TSB Group PLC -- SP
     ADR                                                 24,010       1,088,373
                                                                  -------------
   TOTAL BANKS                                                        9,472,688
                                                                  -------------
   CAPITAL MARKETS 3.8%
   UBS AG Co., Inc.                                      24,880       1,501,010
   Credit Suisse Group -- SP ADR                         13,960         975,106
   Deutsche Bank AG -- SP ADR                             6,700         892,708
                                                                  -------------
   TOTAL CAPITAL MARKETS                                              3,368,824
                                                                  -------------
   INSURANCE 2.2%
   Allianz AG -- SP ADR                                  51,820       1,058,164
   AXA SA -- SP ADR                                      23,020         928,397
                                                                  -------------
   TOTAL INSURANCE                                                    1,986,561
                                                                  -------------
   DIVERSIFIED FINANCIALS 1.5%
   ING Groep N.V. -- SP ADR                              30,900       1,364,853
                                                                  -------------
   TOTAL DIVERSIFIED FINANCIALS                                       1,364,853
                                                                  -------------
TOTAL FINANCIALS                                                     16,192,926
                                                                  -------------
ENERGY 8.4%
   OIL & GAS 8.4%
   BP PLC -- SP ADR                                      37,990       2,549,129
   Total SA -- SP ADR                                    25,510       1,834,679
   Royal Dutch Shell PLC --
     SP ADR                                              24,220       1,714,534
   ENI-Ente Nazionale Idrocarburi
     -- SP ADR                                           20,700       1,392,696
                                                                  -------------
   TOTAL OIL & GAS                                                    7,491,038
                                                                  -------------
TOTAL ENERGY                                                          7,491,038
                                                                  -------------
HEALTH CARE 7.0%
   PHARMACEUTICALS 6.7%
   GlaxoSmithKline PLC -- SP ADR                         41,770       2,203,785
   Novartis AG -- SP ADR                                 34,770       1,997,189
   AstraZeneca PLC -- SP ADR                             22,930       1,227,902
   Sanofi-Aventis SA -- SP ADR                            7,270         335,656
   Teva Pharmaceutical Industries
     Ltd. -- SP ADR                                       7,690         239,005
                                                                  -------------
   TOTAL PHARMACEUTICALS                                              6,003,537
                                                                  -------------
   HEALTH CARE EQUIPMENT & SUPPLIES 0.3%
   Alcon, Inc.                                            2,560         286,131
                                                                  -------------
   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                               286,131
                                                                  -------------
TOTAL HEALTH CARE                                                     6,289,668
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES 6.6%
   DIVERSIFIED TELECOMMUNICATION SERVICES 4.6%
   Telefonica SA -- SP ADR                               22,130   $   1,410,787
   BT Group PLC -- SP ADR                                17,260       1,033,701
   Deutsche Telekom AG -- SP ADR                         37,950         690,690
   France Telecom SA -- SP ADR                           19,550         541,535
   Telecom Italia -- SP ADR                              12,550         378,132
                                                                  -------------
   TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                       4,054,845
                                                                  -------------
   WIRELESS TELECOMMUNICATION SERVICES 2.0%
   Vodafone Group, Inc. PLC -- SP
     ADR                                                 64,710       1,797,644
                                                                  -------------
   TOTAL WIRELESS TELECOMMUNICATION SERVICES                          1,797,644
                                                                  -------------
TOTAL TELECOMMUNICATION SERVICES                                      5,852,489
                                                                  -------------
MATERIALS 3.3%
   METALS & MINING 2.2%
   Anglo American PLC -- ADR                             34,980         853,862
   Rio Tinto PLC -- SP ADR                                2,950         626,845
   BHP Billiton Ltd. -- SP ADR                           12,750         506,813
                                                                  -------------
   TOTAL METALS & MINING                                              1,987,520
                                                                  -------------
   CHEMICALS 1.1%
   BASF AG -- SP ADR                                      9,720         944,881
                                                                  -------------
   TOTAL CHEMICALS                                                      944,881
                                                                  -------------
TOTAL MATERIALS                                                       2,932,401
                                                                  -------------
CONSUMER STAPLES 3.2%
   FOOD PRODUCTS 1.9%
   Unilever N.V                                          37,440       1,020,240
   Cadbury Schweppes PLC -- SP
      ADR                                                16,900         725,517
                                                                  -------------
   TOTAL FOOD PRODUCTS                                                1,745,757
                                                                  -------------
   BEVERAGES 1.3%
   Diageo PLC -- SP ADR                                  14,150       1,122,236
                                                                  -------------
   TOTAL BEVERAGES                                                    1,122,236
                                                                  -------------
TOTAL CONSUMER STAPLES                                                2,867,993
                                                                  -------------
UTILITIES 2.7%
   ELECTRIC UTILITIES 1.7%
   E.ON AG -- SP ADR                                     34,740       1,569,901
                                                                  -------------
   TOTAL ELECTRIC UTILITIES                                           1,569,901
                                                                  -------------
   MULTI-UTILITIES 1.0%
   Suez SA -- SP ADR                                     16,950         880,722
                                                                  -------------
   TOTAL MULTI-UTILITIES                                                880,722
                                                                  -------------
TOTAL UTILITIES                                                       2,450,623
                                                                  -------------
INFORMATION TECHNOLOGY 2.4%
   COMMUNICATIONS EQUIPMENT 1.8%
   Nokia OYJ -- SP ADR                                   46,910         953,211
   Telefonaktiebolaget LM Ericsson
     -- SP ADR                                           16,750         673,853
                                                                  -------------
   TOTAL COMMUNICATIONS EQUIPMENT                                     1,627,064
                                                                  -------------
   SOFTWARE 0.6%
   SAP AG -- SP ADR                                      10,130         537,903
                                                                  -------------
   TOTAL SOFTWARE                                                       537,903
                                                                  -------------
TOTAL INFORMATION TECHNOLOGY                                          2,164,967
                                                                  -------------


See Notes to Financial Statements.

                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 103

SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 2006
--------------------------------------------------------------------------------
    EUROPE ADVANTAGE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY 1.8%
   AUTOMOBILES 0.7%
   DaimlerChrysler AG                                    10,710   $     657,701
                                                                  -------------
   TOTAL AUTOMOBILES                                                    657,701
                                                                  -------------
   HOUSEHOLD DURABLES 0.6%
   Koninklijke Philips Electronics N.V                   13,610         511,464
                                                                  -------------
   TOTAL HOUSEHOLD DURABLES                                             511,464
                                                                  -------------
   TEXTILES & APPAREL 0.5%
   Luxottica Group -- SP ADR                             14,720         451,462
                                                                  -------------
   TOTAL TEXTILES & APPAREL                                             451,462
                                                                  -------------
TOTAL CONSUMER DISCRETIONARY                                          1,620,627
                                                                  -------------
INDUSTRIALS 1.4%
   INDUSTRIAL CONGLOMERATES 1.1%
   Siemens AG -- SP ADR                                  10,040         989,442
                                                                  -------------
   TOTAL INDUSTRIAL CONGLOMERATES                                       989,442
                                                                  -------------
   AIRLINES 0.3%
   Ryanair Holdings PLC* -- SP
     ADR                                                  3,150         256,725
                                                                  -------------
   TOTAL AIRLINES                                                       256,725
                                                                  -------------
TOTAL INDUSTRIALS                                                     1,246,167
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $42,837,068)                                                49,108,899
                                                                  -------------

                                                           FACE
                                                         AMOUNT
                                                  -------------
REPURCHASE AGREEMENTS 45.8%
Repurchase Agreement (Note 5)
   4.90% due 01/02/07+                            $   2,361,918       2,361,918
   4.80% due 01/02/07                                 8,624,485       8,624,485
   4.79% due 01/02/07                                 8,624,485       8,624,485
   4.65% due 01/02/07                                 8,624,485       8,624,485
   4.60% due 01/02/07+                               12,762,371      12,762,371
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $40,997,744)                                                40,997,744
                                                                  -------------
TOTAL INVESTMENTS 100.7%
   (Cost $83,834,812)                                             $  90,106,643
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (0.7)%                                          $    (616,399)
                                                                  =============
NET ASSETS - 100.0%                                               $  89,490,244
-------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                                           LOSS
                                                          UNITS        (NOTE 1)
--------------------------------------------------------------------------------

EQUITY INDEX SWAP AGREEMENTS
March 2007 Dow Jones
   STOXX 50 Index Swap,
   Terminating 03/14/07**
   (Notional Market Value
   $38,375,447)                                           7,897   $    (178,267)
March 2007 Dow Jones
   STOXX 50 Index Swap,
   Terminating 03/29/07**
   (Notional Market Value
   $24,570,115)                                           5,036         (96,584)
                                                                  -------------
(TOTAL NOTIONAL MARKET
   VALUE $62,945,562)                                             $    (274,851)
                                                                  =============

                             COUNTRY DIVERSIFICATION

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

BRITAIN                       38%
GERMANY                       16%
NETHERLANDS                   12%
FRANCE                         9%
ITALY                          7%
SPAIN                          6%
SWITZERLAND                    5%
SWEDEN                         4%
IRELAND                        1%
AUSTRALIA                      1%
FINLAND                        1%

THE PIE CHART ABOVE REFLECTS PERCENTAGES OF THE MARKET VALUE OF COMMON STOCKS.

 *    NON-INCOME PRODUCING SECURITY.

** PRICE RETURN BASED ON DOW JONES STOXX 50 INDEX +/- FINANCING AT A VARIABLE RATE.

 + ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT DECEMBER 31, 2006.

      ADR -- AMERICAN DEPOSITORY RECEIPT.


                                              See Notes to Financial Statements.

104 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS                                        December 31, 2006
--------------------------------------------------------------------------------
    JAPAN ADVANTAGE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                           FACE           VALUE
                                                         AMOUNT        (NOTE 1)
--------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 22.9%
Farmer Mac*
   5.15% due 01/23/07                             $   2,000,000   $   1,993,992
Federal Home Loan Bank*
   5.15% due 01/17/07                                 2,000,000       1,995,708
Freddie Mac*
   5.00% due 01/02/07                                 3,000,000       3,000,000
                                                                  -------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $6,989,700)                                                  6,989,700
                                                                  -------------
REPURCHASE AGREEMENTS 74.6%
Repurchase Agreement (Note 5)
   4.80% due 01/02/07                                 4,877,852       4,877,852
   4.79% due 01/02/07                                 4,877,852       4,877,852
   4.65% due 01/02/07                                 4,877,852       4,877,852
   4.60% due 01/02/07+                                8,122,063       8,122,063
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $22,755,619)                                                22,755,619
                                                                  -------------
TOTAL INVESTMENTS 97.5%
   (Cost $29,745,319)                                             $  29,745,319
                                                                  =============
OTHER ASSETS IN EXCESS
   OF LIABILITIES - 2.5%                                          $     764,371
                                                                  =============
NET ASSETS - 100.0%                                               $  30,509,690
-------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                                    GAIN (LOSS)
                                                      CONTRACTS        (NOTE 1)
--------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
March 2007 Nikkei 225 Index
   Futures Contracts
   (Aggregate Market Value
   of Contracts $10,207,000)                                118   $     352,799
March 2007 Yen Currency
   Exchange Futures Contracts
   (Aggregate Market Value
   of Contracts $9,973,400)                                  94        (223,435)
                                                                  -------------
(TOTAL AGGREGATE MARKET VALUE OF
   CONTRACTS $20,180,400)                                         $     129,364
                                                                  =============

                                                          UNITS
                                                  -------------
EQUITY INDEX SWAP AGREEMENT
March 2007 Topix 100 Index
   Swap, Terminating 03/14/07**
   (Notional Market Value
   $27,957,485)                                       2,714,113   $     538,576
                                                                  =============

 * THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

**    PRICE RETURN BASED ON TOPIX 100 INDEX +/- FINANCING AT A VARIABLE RATE.

 + ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT DECEMBER 31, 2006.


See Notes to Financial Statements.

                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 105

SCHEDULE OF INVESTMENTS                                        December 31, 2006
--------------------------------------------------------------------------------
   DYNAMIC DOW FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 74.2%

INDUSTRIALS 17.8%
   AEROSPACE & DEFENSE 9.4%
   Boeing Co.                                            21,640   $   1,922,497
   United Technologies Corp.                             21,642       1,353,058
   Honeywell International, Inc.+                        21,640         978,994
                                                                  -------------
   TOTAL AEROSPACE & DEFENSE                                          4,254,549
                                                                  -------------
   INDUSTRIAL CONGLOMERATES 5.5%
   3M Co.                                                21,640       1,686,405
   General Electric Co.                                  21,640         805,225
                                                                  -------------
   TOTAL INDUSTRIAL CONGLOMERATES                                     2,491,630
                                                                  -------------
   MACHINERY 2.9%
   Caterpillar, Inc.+                                    21,640       1,327,181
                                                                  -------------
   TOTAL MACHINERY                                                    1,327,181
                                                                  -------------
TOTAL INDUSTRIALS                                                     8,073,360
                                                                  -------------
CONSUMER STAPLES 11.7%
   TOBACCO 4.1%
   Altria Group, Inc.+                                   21,640       1,857,145
                                                                  -------------
   TOTAL TOBACCO                                                      1,857,145
                                                                  -------------
   HOUSEHOLD PRODUCTS 3.1%
   Procter & Gamble Co.                                  21,638       1,390,674
                                                                  -------------
   TOTAL HOUSEHOLD PRODUCTS                                           1,390,674
                                                                  -------------
   BEVERAGES 2.3%
   Coca-Cola Co.+                                        21,640       1,044,130
                                                                  -------------
   TOTAL BEVERAGES                                                    1,044,130
                                                                  -------------
   FOOD & DRUG RETAILING 2.2%
   Wal-Mart Stores, Inc.                                 21,640         999,335
                                                                  -------------
   TOTAL FOOD & DRUG RETAILING                                          999,335
                                                                  -------------
TOTAL CONSUMER STAPLES                                                5,291,284
                                                                  -------------
FINANCIALS 11.3%
   DIVERSIFIED FINANCIALS 5.0%
   Citigroup, Inc.                                       21,643       1,205,515
   J.P. Morgan Chase & Co.                               21,640       1,045,212
                                                                  -------------
   TOTAL DIVERSIFIED FINANCIALS                                       2,250,727
                                                                  -------------
   INSURANCE 3.4%
   American International Group, Inc.                    21,640       1,550,722
                                                                  -------------
   TOTAL INSURANCE                                                    1,550,722
                                                                  -------------
   CONSUMER FINANCE 2.9%
   American Express Co.                                  21,640       1,312,899
                                                                  -------------
   TOTAL CONSUMER FINANCE                                             1,312,899
                                                                  -------------
   TOTAL FINANCIALS                                                   5,114,348
                                                                  -------------
INFORMATION TECHNOLOGY 9.0%
   COMPUTERS & PERIPHERALS 6.6%
   International Business Machines
      Corp.                                              21,640       2,102,326
   Hewlett-Packard Co.                                   21,640         891,352
                                                                  -------------
   TOTAL COMPUTERS & PERIPHERALS                                      2,993,678
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   SOFTWARE 1.4%
   Microsoft Corp.+                                      21,640   $     646,170
                                                                  -------------
   TOTAL SOFTWARE                                                       646,170
                                                                  -------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 1.0%
   Intel Corp.*                                          21,640         438,210
                                                                  -------------
   TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                        438,210
                                                                  -------------
TOTAL INFORMATION TECHNOLOGY                                          4,078,058
                                                                  -------------
CONSUMER DISCRETIONARY 7.1%
   HOTELS, RESTAURANTS & LEISURE 2.1%
   McDonald's Corp.                                      21,640         959,301
                                                                  -------------
   TOTAL HOTELS, RESTAURANTS & LEISURE                                  959,301
                                                                  -------------
   SPECIALTY RETAIL 1.9%
   Home Depot, Inc.                                      21,640         869,062
                                                                  -------------
   TOTAL SPECIALTY RETAIL                                               869,062
                                                                  -------------
   MEDIA 1.6%
   Walt Disney Co.+                                      21,640         741,603
                                                                  -------------
   TOTAL MEDIA                                                          741,603
                                                                  -------------
   AUTOMOBILES 1.5%
   General Motors Corp.+                                 21,640         664,781
                                                                  -------------
   TOTAL AUTOMOBILES                                                    664,781
                                                                  -------------
TOTAL CONSUMER DISCRETIONARY                                          3,234,747
                                                                  -------------
HEALTH CARE 6.5%
   PHARMACEUTICALS 6.5%
   Johnson & Johnson, Inc.                               21,640       1,428,673
   Merck & Co., Inc.+                                    21,640         943,504
   Pfizer, Inc.                                          21,640         560,476
                                                                  -------------
   TOTAL PHARMACEUTICALS                                              2,932,653
                                                                  -------------
TOTAL HEALTH CARE                                                     2,932,653
                                                                  -------------
MATERIALS 3.7%
   CHEMICALS 2.3%
   E.I. du Pont de Nemours and Co.+                      21,640       1,054,085
   TOTAL CHEMICALS                                                    1,054,085
   METALS & MINING 1.4%
   Alcoa, Inc.                                           21,640         649,416
                                                                  -------------
   TOTAL METALS & MINING                                                649,416
                                                                  -------------
TOTAL MATERIALS                                                       1,703,501
                                                                  -------------
ENERGY 3.6%
   OIL & GAS 3.6%
   Exxon Mobil Corp.                                     21,640       1,658,273
                                                                  -------------
   TOTAL OIL & GAS                                                    1,658,273
                                                                  -------------
TOTAL ENERGY                                                          1,658,273
                                                                  -------------


                                              See Notes to Financial Statements.

106 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 2006
--------------------------------------------------------------------------------
   DYNAMIC DOW FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES 3.5%
   DIVERSIFIED TELECOMMUNICATION SERVICES 3.5%
   Verizon Communications, Inc.+                         21,636   $     805,725
   AT&T, Inc.+                                           21,640         773,630
                                                                  -------------
   TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                       1,579,355
                                                                  -------------
TOTAL TELECOMMUNICATION SERVICES                                      1,579,355
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $30,645,652)                                                33,665,579
                                                                  -------------

                                                           FACE
                                                         AMOUNT
                                                  -------------

REPURCHASE AGREEMENTS 24.7%
Repurchase Agreement (Note 5)
   4.80% due 01/02/07                             $   2,066,900       2,066,900
   4.79% due 01/02/07                                 2,066,900       2,066,900
   4.65% due 01/02/07                                 2,066,900       2,066,900
   4.60% due 01/02/07++                               5,000,326       5,000,326
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $11,201,026)                                                11,201,026
                                                                  -------------
SECURITIES LENDING COLLATERAL 9.1%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 8)                                 4,136,460       4,136,460
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $4,136,460)                                                  4,136,460
                                                                  -------------
TOTAL INVESTMENTS 108.0%
   (Cost $45,983,138)                                             $  49,003,065
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (8.0)%                                          $  (3,637,812)
                                                                  =============
NET ASSETS - 100.0%                                               $  45,365,253
-------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                                           GAIN
                                                      CONTRACTS        (NOTE 1)
--------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
March 2007 Dow Jones Industrial
   Average Index
   Mini Futures Contracts
   (Aggregate Market Value
   of Contracts $24,946,640)                                398   $     179,992
                                                                  =============

                                                          UNITS
                                                  -------------
EQUITY INDEX SWAP AGREEMENT
March 2007 Dow Jones Industrial
   Average Index Swap,
   Terminating 03/14/07*
   (Notional Market Value
   $32,624,134)                                           2,618   $     274,021
                                                                  =============

 * PRICE RETURN BASED ON DOW JONES INDUSTRIAL AVERAGE INDEX +/- FINANCING AT A VARIABLE RATE.

 +    ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2006 -- SEE
      NOTE 8.

++ ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT DECEMBER 31, 2006.


See Notes to Financial Statements.

                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 107

SCHEDULE OF INVESTMENTS                                        December 31, 2006
--------------------------------------------------------------------------------
    INVERSE DYNAMIC DOW FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                           FACE           VALUE
                                                         AMOUNT        (NOTE 1)
--------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 23.4%
Fannie Mae*
   5.14% due 01/08/07                             $   2,000,000   $   1,998,287
Federal Home Loan Bank*
   5.15% due 01/17/07                                 2,000,000       1,995,708
                                                                  -------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $3,993,995)                                                  3,993,995
                                                                  -------------
REPURCHASE AGREEMENTS 75.0%

Repurchase Agreement (Note 5)
   4.80% due 01/02/07                                 2,515,525       2,515,525
   4.79% due 01/02/07                                 2,515,525       2,515,525
   4.65% due 01/02/07                                 2,515,525       2,515,525
   4.60% due 01/02/07+                                5,246,050       5,246,050
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $12,792,625)                                                12,792,625
                                                                  -------------
TOTAL INVESTMENTS 98.4%
   (Cost $16,786,620)                                             $  16,786,620
                                                                  =============
OTHER ASSETS IN EXCESS
   OF LIABILITIES - 1.6%                                          $     266,781
                                                                  =============
NET ASSETS - 100.0%                                               $  17,053,401
-------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                                           LOSS
                                                      CONTRACTS        (NOTE 1)
--------------------------------------------------------------------------------

FUTURES CONTRACTS
SOLD SHORT
March 2007 Dow Jones Industrial
   Average Index
   Mini Futures Contracts
   (Aggregate Market Value
   of Contracts $4,763,680)                                  76   $     (32,587)
                                                                  =============

                                                          UNITS
                                                  -------------
EQUITY INDEX SWAP AGREEMENT
   SOLD SHORT
March 2007 Dow Jones Industrial
   Average Index Swap,
   Terminating 03/14/07**
   (Notional Market Value
   $29,226,178)                                           2,345   $    (267,949)
                                                                  =============

 * THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

** PRICE RETURN BASED ON DOW JONES INDUSTRIAL AVERAGE INDEX +/- FINANCING AT A VARIABLE RATE.

 + ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT DECEMBER 31, 2006.


                                              See Notes to Financial Statements.

108 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS                                        December 31, 2006
--------------------------------------------------------------------------------
    SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.5%

CONSUMER DISCRETIONARY 24.5%
   HOUSEHOLD DURABLES 6.8%
   Libbey, Inc.+                                         37,270   $     459,912
   La-Z-Boy, Inc.+                                       35,653         423,201
   Bassett Furniture Industries, Inc.                    19,946         325,918
   Standard-Pacific Corp.+                               11,813         316,470
   M/I Homes, Inc.                                        8,170         312,012
   National Presto Industries, Inc.                       2,069         123,871
   Lenox Group, Inc.*                                    16,566         106,023
   Skyline Corp.+                                         2,620         105,376
   Champion Enterprises, Inc.*                            8,100          75,816
   Ethan Allen Interiors, Inc.                            1,780          64,276
                                                                  -------------
   TOTAL HOUSEHOLD DURABLES                                           2,312,875
                                                                  -------------
   SPECIALTY RETAIL 6.7%
   Hancock Fabrics, Inc.*+                              155,693         535,584
   Sonic Automotive, Inc.+                               10,815         314,067
   Haverty Furniture Cos., Inc.                          20,547         304,096
   Cost Plus, Inc.*+                                     29,300         301,790
   PEP Boys-Manny Moe & Jack                             18,530         275,356
   Jo-Ann Stores, Inc.*+                                  9,543         234,758
   Group 1 Automotive, Inc.                               4,183         216,345
   Stein Mart, Inc.                                       9,000         119,340
                                                                  -------------
   TOTAL SPECIALTY RETAIL                                             2,301,336
                                                                  -------------
   AUTOMOBILES 2.3%
   Coachmen Industries, Inc.                             28,654         315,194
   Monaco Coach Corp.                                    20,330         287,873
   Fleetwood Enterprises, Inc.*+                         21,230         167,929
                                                                  -------------
   TOTAL AUTOMOBILES                                                    770,996
                                                                  -------------
   AUTO COMPONENTS 2.0%
   Standard Motor Products, Inc.                         24,691         369,871
   Superior Industries International, Inc.+              16,945         326,530
                                                                  -------------
   TOTAL AUTO COMPONENTS                                                696,401
                                                                  -------------
   DISTRIBUTORS 1.5%
   Building Material Holding Corp.                       14,510         358,252
   Audiovox Corp. -- Class A*                            10,380         146,254
                                                                  -------------
   TOTAL DISTRIBUTORS                                                   504,506
                                                                  -------------
   HOTELS, RESTAURANTS & LEISURE 1.4%
   Landry's Restaurants, Inc.                             6,380         191,974
   O'Charleys, Inc.*+                                     8,298         176,582
   Marcus Corp.                                           4,599         117,642
                                                                  -------------
   TOTAL HOTELS, RESTAURANTS & LEISURE                                  486,198
                                                                  -------------
   LEISURE EQUIPMENT & PRODUCTS 1.3%
   Arctic Cat, Inc.+                                     11,690         205,627
   K2, Inc.*                                             11,854         156,354
   Jakks Pacific, Inc.*                                   4,470          97,625
                                                                  -------------
   TOTAL LEISURE EQUIPMENT & PRODUCTS                                   459,606
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   TEXTILES & APPAREL 1.3%
   Ashworth, Inc.*                                       33,321   $     241,910
   Kellwood Co.                                           5,699         185,332
                                                                  -------------
   TOTAL TEXTILES & APPAREL                                             427,242
                                                                  -------------
   MULTILINE RETAIL 0.8%
   Fred's, Inc.                                          21,870         263,315
                                                                  -------------
   TOTAL MULTILINE RETAIL                                               263,315
                                                                  -------------
   MEDIA 0.4%
   Radio One, Inc.*+                                     18,300         123,342
                                                                  -------------
   TOTAL MEDIA                                                          123,342
                                                                  -------------
TOTAL CONSUMER DISCRETIONARY                                          8,345,817
                                                                  -------------
FINANCIALS 17.9%
   REAL ESTATE 5.3%
   New Century Financial Corp.+                          12,750         402,772
   National Retail Properties, Inc.+                      7,958         182,636
   Parkway Properties, Inc.+                              3,491         178,076
   Lexington Corporate Properties Trust+                  7,852         176,042
   Senior Housing Properties Trust+                       6,820         166,954
   LTC Properties, Inc.                                   6,053         165,307
   Colonial Properties Trust                              3,449         161,689
   Inland Real Estate Corp.                               5,580         104,458
   Sovran Self Storage, Inc.+                             1,817         104,078
   Entertainment Properties Trust+                        1,691          98,822
   Mid-America Apartment
     Communities, Inc.+                                   1,150          65,826
                                                                  -------------
   TOTAL REAL ESTATE                                                  1,806,660
                                                                  -------------
   BANKS 4.1%
   First Bancorp Puerto Rico+                            22,559         214,987
   First Commonwealth Financial Corp.+                   11,862         159,307
   Susquehanna Bancshares, Inc.                           5,190         139,507
   Community Bank System, Inc.                            5,761         132,503
   Sterling Bancorp+                                      6,094         120,052
   South Financial Group, Inc.                            4,477         119,043
   First Financial Bancorp+                               6,980         115,938
   Provident Bankshares Corp.+                            3,124         111,214
   Irwin Financial Corp.                                  4,570         103,419
   Whitney Holding Corp.                                  3,037          99,067
   Central Pacific Financial Corp.                        1,850          71,706
                                                                  -------------
   TOTAL BANKS                                                        1,386,743
                                                                  -------------
   INSURANCE 3.7%
   Stewart Information Services Corp.                     9,911         429,741
   LandAmerica Financial Group, Inc.+                     6,579         415,201
   Presidential Life Corp.                                6,763         148,448
   Selective Insurance Group, Inc.+                       2,015         115,439
   Safety Insurance Group, Inc.                           1,490          75,558
   SCPIE Holdings Inc.*+                                  2,523          65,951
                                                                  -------------
   TOTAL INSURANCE                                                    1,250,338
                                                                  -------------


See Notes to Financial Statements.

                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 109

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2006
--------------------------------------------------------------------------------
   SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   THRIFTS & MORTGAGE FINANCE 3.5%
   Flagstar Bancorp, Inc.                                24,260   $     360,019
   Fremont General Corp.+                                14,920         241,853
   Brookline Bancorp, Inc.+                              12,737         167,746
   Dime Community Bancshares                             11,450         160,415
   MAF Bancorp, Inc.+                                     2,390         106,809
   TrustCo Bank Corp.+                                    7,970          88,626
   Bank Mutual Corp.                                      6,000          72,660
                                                                  -------------
   TOTAL THRIFTS & MORTGAGE FINANCE                                   1,198,128
                                                                  -------------

   CAPITAL MARKETS 1.3%
   LaBranche & Co., Inc.*+                               19,920         195,814
   SWS Group, Inc.                                        4,877         174,109
   Piper Jaffray Cos., Inc.*                              1,395          90,884
                                                                  -------------
   TOTAL CAPITAL MARKETS                                                460,807
                                                                  -------------
TOTAL FINANCIALS                                                      6,102,676
                                                                  -------------
MATERIALS 15.0%
   CHEMICALS 6.8%
   Wellman, Inc.                                        111,775         356,562
   Georgia Gulf Corp.+                                   16,630         321,125
   Quaker Chemical Corp.                                 13,204         291,412
   A. Schulman, Inc.                                     12,732         283,287
   PolyOne Corp.*                                        35,050         262,875
   Penford Corp.                                         11,196         193,691
   Arch Chemicals, Inc.+                                  5,588         186,136
   Tronox, Inc.                                          11,267         177,906
   Omnova Solutions, Inc.*                               29,642         135,761
   Material Sciences Corp.*                               8,838         114,364
                                                                  -------------
   TOTAL CHEMICALS                                                    2,323,119
                                                                  -------------
   METALS & MINING 3.0%
   Steel Technologies, Inc.                              24,707         433,608
   Ryerson Tull, Inc.+                                   16,517         414,412
   Quanex Corp.                                           3,131         108,301
   A.M. Castle & Co.                                      2,891          73,576
                                                                  -------------
   TOTAL METALS & MINING                                              1,029,897
                                                                  -------------
   PAPER & FOREST PRODUCTS 2.7%
   Pope & Talbot, Inc.*+                                 62,907         344,101
   Schweitzer-Mauduit International,
      Inc.                                                9,034         235,336
   Wausau Paper Corp.                                     8,802         131,942
   Neenah Paper, Inc.+                                    2,845         100,485
   Buckeye Technologies, Inc.*                            8,278          99,171
                                                                  -------------
   TOTAL PAPER & FOREST PRODUCTS                                        911,035
                                                                  -------------
   CONTAINERS & PACKAGING 2.5%
   Chesapeake Corp.                                      29,885         508,642
   Caraustar Industries, Inc.*                           23,143         187,227
   Rock-Tenn Co. -- Class A                               6,126         166,076
                                                                  -------------
   TOTAL CONTAINERS & PACKAGING                                         861,945
                                                                  -------------
TOTAL MATERIALS                                                       5,125,996
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

INDUSTRIALS 15.0%
   COMMERCIAL SERVICES & SUPPLIES 4.7%
   Spherion Corp.*                                       47,467   $     352,680
   Standard Register Co.                                 29,300         351,600
   Angelica Corp.                                         8,210         211,818
   ABM Industries, Inc.                                   7,117         161,627
   CDI Corp.                                              6,367         158,538
   United Stationers, Inc.*                               3,181         148,521
   Volt Information Sciences, Inc.*                       2,471         124,069
   Bowne & Co., Inc.                                      5,462          87,064
                                                                  -------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                               1,595,917
                                                                  -------------
   MACHINERY 2.7%
   Briggs & Stratton Corp.+                              10,251         276,264
   Lydall, Inc.*                                         18,038         194,991
   Wabash National Corp.                                 11,260         170,026
   Mueller Industries, Inc.+                              3,114          98,714
   Albany International Corp. --
      Class A                                             2,960          97,414
   Barnes Group, Inc.+                                    4,140          90,045
                                                                  -------------
   TOTAL MACHINERY                                                      927,454
                                                                  -------------
   AIRLINES 2.0%
   Mesa Air Group, Inc.*                                 41,630         356,769
   Frontier Airlines Holdings, Inc.*+                    24,634         182,291
   SkyWest, Inc.+                                         6,270         159,948
                                                                  -------------
   TOTAL AIRLINES                                                       699,008
                                                                  -------------
   ELECTRICAL EQUIPMENT 1.7%
   C&D Technologies, Inc.+                               78,291         371,099
   A.O. Smith Corp.                                       5,158         193,735
                                                                  -------------
   TOTAL ELECTRICAL EQUIPMENT                                           564,834
                                                                  -------------
   BUILDING PRODUCTS 1.1%
   Universal Forest Products, Inc.                        3,660         170,629
   Apogee Enterprises, Inc.                               5,220         100,798
   Lennox International, Inc.                             2,980          91,218
                                                                  -------------
   TOTAL BUILDING PRODUCTS                                              362,645
                                                                  -------------
   INDUSTRIAL CONGLOMERATES 0.9%
   Standex International Corp.+                           6,818         205,427
   Tredegar Corp.+                                        5,066         114,542
                                                                  -------------
   TOTAL INDUSTRIAL CONGLOMERATES                                       319,969
                                                                  -------------
   ROAD & RAIL 0.5%
   Arkansas Best Corp.+                                   5,047         181,692
                                                                  -------------
   TOTAL ROAD & RAIL                                                    181,692
                                                                  -------------
   TRADING COMPANIES & DISTRIBUTORS 0.5%
   Kaman Corp. -- Class A                                 7,734         173,164
                                                                  -------------
   TOTAL TRADING COMPANIES & DISTRIBUTORS                               173,164
                                                                  -------------
   CONSTRUCTION & ENGINEERING 0.5%
   URS Corp.*                                             2,020          86,557
   Shaw Group, Inc.*                                      2,080          69,680
                                                                  -------------
   TOTAL CONSTRUCTION & ENGINEERING                                     156,237
                                                                  -------------


                                              See Notes to Financial Statements.

110 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2006
--------------------------------------------------------------------------------
   SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   AEROSPACE & DEFENSE 0.4%
   Applied Signal Technology, Inc.                        8,810   $     123,869
                                                                  -------------
   TOTAL AEROSPACE & DEFENSE                                            123,869
                                                                  -------------
TOTAL INDUSTRIALS                                                     5,104,789
                                                                  -------------
UTILITIES 9.9%
   GAS UTILITIES 4.6%
   Atmos Energy Corp.                                     9,351         298,390
   Laclede Group, Inc.                                    7,266         254,528
   Cascade Natural Gas Corp.                              6,911         179,133
   Southwest Gas Corp.+                                   4,376         167,907
   UGI Corp.                                              5,573         152,032
   Northwest Natural Gas Co.                              3,513         149,092
   New Jersey Resources Corp.                             2,920         141,854
   Piedmont Natural Gas Co.+                              4,923         131,690
   South Jersey Industries, Inc.                          3,110         103,905
                                                                  -------------
   TOTAL GAS UTILITIES                                                1,578,531
                                                                  -------------
   ELECTRIC UTILITIES 4.0%
   Central Vermont Public Service
      Corp.                                              14,582         343,406
   Green Mountain Power Corp.                             7,883         267,155
   Cleco Corp.                                            9,428         237,869
   UIL Holding Corp.                                      4,492         189,518
   Unisource Energy Corp.+                                5,061         184,878
   Allete, Inc.+                                          2,773         129,055
                                                                  -------------
   TOTAL ELECTRIC UTILITIES                                           1,351,881
                                                                  -------------
   MULTI-UTILITIES 1.3%
   CH Energy Group, Inc.                                  4,592         242,457
   Avista Corp.+                                          8,316         210,478
                                                                  -------------
   TOTAL MULTI-UTILITIES                                                452,935
                                                                  -------------
TOTAL UTILITIES                                                       3,383,347
                                                                  -------------
INFORMATION TECHNOLOGY 8.2%
   ELECTRONIC EQUIPMENT & INSTRUMENTS 4.2%
   Agilsys, Inc.                                         17,929         300,131
   Bell Microproducts, Inc.*                             36,709         258,798
   Anixter International, Inc.*+                          3,772         204,820
   Insight Enterprises, Inc.*                            10,028         189,228
   Brightpoint, Inc.*                                    12,408         166,888
   Methode Electronics, Inc. --
      Class A                                            12,577         136,209
   Park Electrochemical Corp.                             4,060         104,139
   CTS Corp.                                              5,130          80,541
                                                                  -------------
   TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                           1,440,754
                                                                  -------------
   INTERNET SOFTWARE & SERVICES 1.4%
   MIVA, Inc.*                                           86,160         292,082
   United Online, Inc.                                   13,650         181,272
                                                                  -------------
   TOTAL INTERNET SOFTWARE & SERVICES                                   473,354
                                                                  -------------
   IT CONSULTING & SERVICES 1.2%
   Startek, Inc.                                         17,784         240,795
   Ciber, Inc.*                                          24,974         169,324
                                                                  -------------
   TOTAL IT CONSULTING & SERVICES                                       410,119
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   COMMUNICATIONS EQUIPMENT 0.8%
   Inter-Tel, Inc.                                        7,330   $     162,433
   Tollgrade Communications, Inc.*                        9,670         102,212
                                                                  -------------
   TOTAL COMMUNICATIONS EQUIPMENT                                       264,645
                                                                  -------------
   COMPUTERS & PERIPHERALS 0.3%
   Adaptec, Inc.*                                        26,557         123,756
                                                                  -------------
   TOTAL COMPUTERS & PERIPHERALS                                        123,756
                                                                  -------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 0.3%
   Photronics, Inc.*+                                     5,813          94,984
                                                                  -------------
   TOTAL SEMICONDUCTOR &
      SEMICONDUCTOR EQUIPMENT                                            94,984
                                                                  -------------
TOTAL INFORMATION TECHNOLOGY                                          2,807,612
                                                                  -------------
CONSUMER STAPLES 4.5%
   FOOD & DRUG RETAILING 3.2%
   Nash Finch Co.+                                       17,435         475,975
   Performance Food Group Co.*                           10,150         280,546
   Longs Drug Stores Corp.                                5,494         232,836
   Casey's General Stores, Inc.+                          4,780         112,569
                                                                  -------------
   TOTAL FOOD & DRUG RETAILING                                        1,101,926
                                                                  -------------
   FOOD PRODUCTS 0.5%
   Lance, Inc.                                            7,595         152,508
                                                                  -------------
   TOTAL FOOD PRODUCTS                                                  152,508
                                                                  -------------
   TOBACCO 0.4%
   Alliance One International, Inc.*+                    19,981         141,066
                                                                  -------------
   TOTAL TOBACCO                                                        141,066
                                                                  -------------
   HOUSEHOLD PRODUCTS 0.4%
   Spectrum Brands, Inc.*+                               12,600         137,340
                                                                  -------------
   TOTAL HOUSEHOLD PRODUCTS                                             137,340
                                                                  -------------
TOTAL CONSUMER STAPLES                                                1,532,840
                                                                  -------------
HEALTH CARE 4.2%
   HEALTH CARE PROVIDERS & SERVICES 2.1%
   Owens & Minor, Inc.                                    7,559         236,370
   RehabCare Group, Inc.*                                14,730         218,741
   Genesis HealthCare Corp.*                              3,766         177,868
   Gentiva Health Services, Inc.*                         5,207          99,245
                                                                  -------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                               732,224
                                                                  -------------
   HEALTH CARE EQUIPMENT & SUPPLIES 1.7%
   Datascope Corp.                                        5,455         198,780
   Invacare Corp.                                         7,790         191,245
   Theragenics Corp.*                                    58,270         180,637
                                                                  -------------
   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                               570,662
                                                                  -------------
   PHARMACEUTICALS 0.4%
   Alpharma, Inc. -- Class A                              5,440         131,104
                                                                  -------------
   TOTAL PHARMACEUTICALS                                                131,104
                                                                  -------------
TOTAL HEALTH CARE                                                     1,433,990
                                                                  -------------


See Notes to Financial Statements.

                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 111

SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 2006
--------------------------------------------------------------------------------
   SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES 0.3%
   DIVERSIFIED TELECOMMUNICATION SERVICES 0.3%
   Commonwealth Telephone
      Enterprises, Inc.                                   2,450   $     102,557
                                                                  -------------
   TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                         102,557
                                                                  -------------
TOTAL TELECOMMUNICATION SERVICES                                        102,557
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $31,338,892)                                                33,939,624
                                                                  -------------
                                                           FACE
                                                         AMOUNT
REPURCHASE AGREEMENTS 0.9%                        -------------
Repurchase Agreement (Note 5)
   4.60% due 01/02/07                             $     324,761         324,761
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $324,761)                                                      324,761
                                                                  -------------
SECURITIES LENDING COLLATERAL 14.3%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 8)                                 4,879,062       4,879,062
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $4,879,062)                                                  4,879,062
                                                                  -------------
TOTAL INVESTMENTS 114.7%
   (Cost $36,542,715)                                             $  39,143,447
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (14.7)%                                         $  (5,019,927)
                                                                  =============
NET ASSETS - 100.0%                                               $  34,123,520

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2006 -- SEE
      NOTE 8.


                                              See Notes to Financial Statements.

112 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS                                        December 31, 2006
--------------------------------------------------------------------------------
   MID-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 99.5%

UTILITIES 23.9%
   MULTI-UTILITIES 10.7%
   WPS Resources Corp.+                                   9,598   $     518,580
   Energy East Corp.+                                    19,057         472,614
   Puget Energy, Inc.+                                   16,098         408,245
   SCANA Corp.                                            8,333         338,487
   Vectren Corp.+                                        10,661         301,493
   OGE Energy Corp.                                       6,802         272,080
   PNM Resources, Inc.                                    7,371         229,238
   Alliant Energy Corp.+                                  5,303         200,294
   NSTAR                                                  4,381         150,531
   Wisconsin Energy Corp.                                 2,950         140,007
                                                                  -------------
   TOTAL MULTI-UTILITIES                                              3,031,569
                                                                  -------------
   ELECTRIC UTILITIES 9.3%
   Black Hills Corp.+                                    10,679         394,482
   Pepco Holdings, Inc.                                  14,384         374,128
   Northeast Utilities                                   12,234         344,509
   Great Plains Energy, Inc.+                            10,386         330,275
   Hawaiian Electric Industries, Inc.+                   11,269         305,953
   Westar Energy, Inc.+                                  10,105         262,326
   IDACORP, Inc.+                                         5,152         199,125
   Duquesne Light Holdings, Inc.                          8,888         176,427
   DPL, Inc.                                              4,440         123,343
   Sierra Pacific Resources*                              6,695         112,677
                                                                  -------------
   TOTAL ELECTRIC UTILITIES                                           2,623,245
                                                                  -------------
   GAS UTILITIES 3.9%
   WGL Holdings, Inc.+                                   10,557         343,947
   Oneok, Inc.                                            7,116         306,842
   AGL Resources, Inc.                                    6,904         268,635
   National Fuel Gas Co.+                                 5,006         192,931
                                                                  -------------
   TOTAL GAS UTILITIES                                                1,112,355
                                                                  -------------
TOTAL UTILITIES                                                       6,767,169
                                                                  -------------
CONSUMER DISCRETIONARY 18.8%
   AUTO COMPONENTS 5.8%
   Lear Corp.+                                           19,138         565,145
   Modine Manufacturing Co.                              17,170         429,765
   ArvinMeritor, Inc.+                                   14,684         267,689
   Bandag, Inc.+                                          4,352         219,472
   BorgWarner, Inc.+                                      2,395         141,353
                                                                  -------------
   TOTAL AUTO COMPONENTS                                              1,623,424
                                                                  -------------
   HOUSEHOLD DURABLES 4.9%
   Furniture Brands International,
     Inc.+                                               35,473         575,727
   Beazer Homes USA, Inc.+                                7,200         338,472
   Tupperware Brands Corp.+                              11,012         248,981
   American Greetings Corp. -- Class A+                   9,618         229,582
                                                                  -------------
   TOTAL HOUSEHOLD DURABLES                                           1,392,762
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   MEDIA 4.9%
   Westwood One, Inc.                                    65,760   $     464,266
   Belo Corp. -- Class A+                                13,150         241,565
   Media General, Inc.                                    6,412         238,334
   Scholastic Corp.*                                      6,294         225,577
   Lee Enterprises, Inc.                                  6,930         215,246
                                                                  -------------
   TOTAL MEDIA                                                        1,384,988
                                                                  -------------
   SPECIALTY RETAIL 1.7%
   Borders Group, Inc.+                                  13,072         292,159
   Foot Locker, Inc.                                      7,930         173,905
                                                                  -------------
   TOTAL SPECIALTY RETAIL                                               466,064
                                                                  -------------
   HOTELS, RESTAURANTS & LEISURE 0.6%
   Bob Evans Farms, Inc.                                  5,003         171,202
                                                                  -------------
   TOTAL HOTELS, RESTAURANTS & LEISURE                                  171,202
                                                                  -------------
   MULTILINE RETAIL 0.5%
   Saks, Inc.+                                            8,334         148,512
                                                                  -------------
   TOTAL MULTILINE RETAIL                                               148,512
                                                                  -------------
   LEISURE EQUIPMENT & PRODUCTS 0.4%
   Callaway Golf Co.+                                     8,280         119,315
                                                                  -------------
   TOTAL LEISURE EQUIPMENT & PRODUCTS                                   119,315
                                                                  -------------
TOTAL CONSUMER DISCRETIONARY                                          5,306,267
                                                                  -------------
FINANCIALS 16.8%
   INSURANCE 7.4%
   First American Corp.+                                  8,997         365,998
   Old Republic International Corp.                      13,971         325,245
   Unitrin, Inc.                                          5,616         281,418
   Mercury General Corp.+                                 4,125         217,511
   American Financial Group, Inc.                         5,777         207,452
   Fidelity National Financial, Inc. -- Class A           8,520         203,458
   Horace Mann Educators Corp.+                           9,506         192,021
   Protective Life Corp.                                  3,571         169,623
   Ohio Casualty Corp.+                                   4,882         145,532
                                                                  -------------
   TOTAL INSURANCE                                                    2,108,258
                                                                  -------------
   REAL ESTATE 4.7%
   Potlatch Corp.+                                        5,755         252,184
   Hospitality Properties Trust                           3,980         189,169
   Mack-Cali Realty Corp.+                                3,235         164,985
   Liberty Property Trust+                                3,347         164,472
   New Plan Excel Realty Trust+                           5,793         159,192
   Highwoods Properties, Inc.+                            3,625         147,755
   Rayonier, Inc.                                         3,537         145,194
   Weingarten Realty Investors                            2,130          98,214
                                                                  -------------
   TOTAL REAL ESTATE                                                  1,321,165
                                                                  -------------
   THRIFTS & MORTGAGE FINANCE 2.2%
   First Niagara Financial Group, Inc.                   14,520         215,767
   Washington Federal, Inc.+                              7,761         182,616
   Webster Financial Corp.                                2,414         117,610
   Astoria Financial Corp.                                3,260          98,322
                                                                  -------------
   TOTAL THRIFTS & MORTGAGE FINANCE                                     614,315
                                                                  -------------


See Notes to Financial Statements.

                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 113

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2006
--------------------------------------------------------------------------------
   MID-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   BANKS 2.1%
   FirstMerit Corp.+                                      8,195   $     197,827
   Associated Banc-Corp.                                  4,500         156,960
   Greater Bay Bancorp                                    4,700         123,751
   Colonial BancGroup, Inc.                               4,040         103,990
                                                                  -------------
   TOTAL BANKS                                                          582,528
                                                                  -------------
   CONSUMER FINANCE 0.4%
   AmeriCredit Corp.*                                     5,050         127,108
                                                                  -------------
   TOTAL CONSUMER FINANCE                                               127,108
                                                                  -------------
TOTAL FINANCIALS                                                      4,753,374
                                                                  -------------
MATERIALS 13.7%
   CHEMICALS 8.2%
   Lyondell Chemical Co.+                                20,063         513,011
   Olin Corp.                                            24,200         399,784
   Ferro Corp.                                           16,673         344,964
   Chemtura Corp.+                                       28,040         270,025
   RPM International, Inc.+                              10,399         217,235
   Sensient Technologies Corp.                            7,227         177,784
   Lubrizol Corp.                                         3,498         175,355
   Cytec Industries, Inc.                                 2,590         146,361
   Cabot Corp.+                                           1,950          84,962
                                                                  -------------
   TOTAL CHEMICALS                                                    2,329,481
                                                                  -------------
   PAPER & FOREST PRODUCTS 3.2%
   Bowater, Inc.+                                        19,578         440,505
   Louisiana-Pacific Corp.                               13,730         295,607
   Glatfelter+                                            9,921         153,776
                                                                  -------------
   TOTAL PAPER & FOREST PRODUCTS                                        889,888
                                                                  -------------
   CONTAINERS & PACKAGING 1.2%
   Packaging Corporation
     of America                                          10,056         222,237
   Sonoco Products Co.                                    3,011         114,599
                                                                  -------------
   TOTAL CONTAINERS & PACKAGING                                         336,836
                                                                  -------------
   METALS & MINING 1.1%
   Worthington Industries, Inc.+                         17,208         304,926
                                                                  -------------
   TOTAL METALS & MINING                                                304,926
                                                                  -------------
TOTAL MATERIALS                                                       3,861,131
                                                                  -------------
INDUSTRIALS 12.2%
   ROAD & RAIL 4.9%
   Avis Budget Group, Inc.                               29,690         643,976
   YRC Worldwide, Inc.*+                                 12,306         464,305
   Werner Enterprises, Inc.                               8,968         156,761
   Con-way, Inc.                                          2,850         125,514
                                                                  -------------
   TOTAL ROAD & RAIL                                                  1,390,556
                                                                  -------------
   COMMERCIAL SERVICES & SUPPLIES 3.6%
   Kelly Services, Inc.+                                 12,563         363,573
   Deluxe Corp.                                          10,550         265,860
   Banta Corp.                                            6,726         244,826
   Manpower, Inc.                                         1,664         124,684
                                                                  -------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                 998,943
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   MACHINERY 1.8%
   Timken Co.+                                           11,298   $     329,676
   Pentair, Inc.                                          2,950          92,630
   Kennametal, Inc.                                       1,545          90,923
                                                                  -------------
   TOTAL MACHINERY                                                      513,229
                                                                  -------------
   TRADING COMPANIES & DISTRIBUTORS 0.6%
   United Rentals, Inc.*                                  6,380         162,243
                                                                  -------------
   TOTAL TRADING COMPANIES & DISTRIBUTORS                               162,243
                                                                  -------------
   MARINE 0.5%
   Alexander & Baldwin, Inc.                              3,400         150,756
                                                                  -------------
   TOTAL MARINE                                                         150,756
                                                                  -------------
   INDUSTRIAL CONGLOMERATES 0.5%
   Sequa Corp. -- Class A*                                1,149         132,204
                                                                  -------------
   TOTAL INDUSTRIAL CONGLOMERATES                                       132,204
                                                                  -------------
   AIRLINES 0.3%
   Alaska Air Group, Inc.*                                2,319          91,601
                                                                  -------------
   TOTAL AIRLINES                                                        91,601
                                                                  -------------
TOTAL INDUSTRIALS                                                     3,439,532
                                                                  -------------
CONSUMER STAPLES 6.4%
   FOOD PRODUCTS 2.4%
   Smithfield Foods, Inc.*+                              11,560         296,630
   Lancaster Colony Corp.+                                4,590         203,383
   J.M. Smucker Co.                                       3,400         164,798
                                                                  -------------
   TOTAL FOOD PRODUCTS                                                  664,811
                                                                  -------------
   FOOD & DRUG RETAILING 1.8%
   Ruddick Corp.+                                        10,329         286,630
   BJ's Wholesale Club, Inc.*                             7,031         218,734
                                                                  -------------
   TOTAL FOOD & DRUG RETAILING                                          505,364
                                                                  -------------
   TOBACCO 1.6%
   Universal Corp.+                                       9,403         460,841
                                                                  -------------
   TOTAL TOBACCO                                                        460,841
                                                                  -------------
   BEVERAGES 0.6%
   PepsiAmericas, Inc.                                    8,440         177,071
                                                                  -------------
   TOTAL BEVERAGES                                                      177,071
                                                                  -------------
TOTAL CONSUMER STAPLES                                                1,808,087
                                                                  -------------
INFORMATION TECHNOLOGY 6.1%
   ELECTRONIC EQUIPMENT & INSTRUMENTS 5.3%
   Avnet, Inc.*+                                         13,651         348,510
   Ingram Micro, Inc. -- Class A*                        15,734         321,131
   Vishay Intertechnology, Inc.*+                        19,787         267,916
   Tech Data Corp.*                                       6,083         230,363
   Arrow Electronics, Inc.*+                              6,830         215,487
   KEMET Corp.*                                          15,200         110,960
                                                                  -------------
   TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                           1,494,367
                                                                  -------------
   COMMUNICATIONS EQUIPMENT 0.5%
   Andrew Corp.*+                                        13,975         142,964
                                                                  -------------
   TOTAL COMMUNICATIONS EQUIPMENT                                       142,964
                                                                  -------------


                                              See Notes to Financial Statements.

114 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 2006
--------------------------------------------------------------------------------
   MID-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 0.3%
   Fairchild Semiconductor International, Inc.*           4,840   $      81,360
                                                                  -------------
   TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                         81,360
                                                                  -------------
TOTAL INFORMATION TECHNOLOGY                                          1,718,691
                                                                  -------------
ENERGY 1.2%
   OIL & GAS 1.2%
   Overseas Shipholding Group, Inc.                       3,800         213,940
   Forest Oil Corp.*                                      4,240         138,563
                                                                  -------------
   TOTAL OIL & GAS                                                      352,503
                                                                  -------------
TOTAL ENERGY                                                            352,503
                                                                  -------------
TELECOMMUNICATION SERVICES 0.4%
   WIRELESS TELECOMMUNICATION SERVICES 0.4%
   Telephone & Data Systems, Inc.                         1,840          99,967
                                                                  -------------
   TOTAL WIRELESS TELECOMMUNICATION SERVICES                             99,967
                                                                  -------------
TOTAL TELECOMMUNICATION SERVICES                                         99,967
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $25,860,789)                                                28,106,721
                                                                  -------------

                                                           FACE
                                                         AMOUNT
                                                  -------------
REPURCHASE AGREEMENTS 0.6%
Repurchase Agreement (Note 5)
   4.60% due 01/02/07                             $     163,272         163,272
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $163,272)                                                      163,272
                                                                  -------------
SECURITIES LENDING COLLATERAL 16.5%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 8)                                 4,663,653       4,663,653
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $4,663,653)                                                  4,663,653
                                                                  -------------
TOTAL INVESTMENTS 116.6%
   (Cost $30,687,714)                                             $  32,933,646
                                                                  =============
LIABILITIES IN EXCESS OF OTHER ASSETS - (16.6)%                   $  (4,679,324)
                                                                  =============
NET ASSETS - 100.0%                                               $  28,254,322

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2006 -- SEE
      NOTE 8.


See Notes to Financial Statements.

                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 115

SCHEDULE OF INVESTMENTS                                        December 31, 2006
--------------------------------------------------------------------------------
   LARGE-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.5%

FINANCIALS 23.8%
   BANKS 8.0%
   First Horizon National Corp.+                         19,711   $     823,526
   National City Corp.+                                  20,411         746,226
   Regions Financial Corp.                               16,709         624,917
   Wachovia Corp.                                        10,578         602,417
   Comerica, Inc.+                                        9,536         559,572
   KeyCorp+                                              14,012         532,876
   Huntington Bancshares, Inc.+                          21,595         512,881
   BB&T Corp.+                                           10,007         439,608
   Fifth Third Bancorp+                                  10,300         421,579
   PNC Financial Services Group,Inc.+                     5,656         418,770
   SunTrust Banks, Inc.+                                  4,330         365,669
   U.S. Bancorp+                                         10,041         363,384
   Wells Fargo & Co.+                                     7,833         278,541
                                                                  -------------
   TOTAL BANKS                                                        6,689,966
                                                                  -------------
   INSURANCE 7.9%
   XL Capital Ltd.+                                      12,551         903,923
   UnumProvident Corp.+                                  37,094         770,813
   Cincinnati Financial Corp.                            15,400         697,774
   St. Paul Travelers Cos., Inc.                         12,450         668,441
   ACE Ltd.                                              10,951         663,302
   Allstate Corp.+                                        9,679         630,200
   Hartford Financial Services Group,Inc.+                5,677         529,721
   Lincoln National Corp.                                 7,390         490,696
   Genworth Financial, Inc. -- Class A                   13,374         457,525
   SAFECO Corp.+                                          6,535         408,764
   Chubb Corp.                                            6,862         363,068
                                                                  -------------
   TOTAL INSURANCE                                                    6,584,227
                                                                  -------------
   THRIFTS & MORTGAGE FINANCE 2.9%
   Fannie Mae                                            25,700       1,526,323
   Washington Mutual, Inc.+                              18,902         859,852
                                                                  -------------
   TOTAL THRIFTS & MORTGAGE FINANCE                                   2,386,175
                                                                  -------------
   DIVERSIFIED FINANCIALS 2.5%
   J.P. Morgan Chase & Co.                               12,534         605,392
   Citigroup, Inc.                                        9,721         541,460
   CIT Group, Inc.+                                       8,804         490,999
   Bank of America Corp.                                  9,000         480,510
                                                                  -------------
   TOTAL DIVERSIFIED FINANCIALS                                       2,118,361
                                                                  -------------
   REAL ESTATE 2.2%
   Apartment Investment & Management Co. --
      Class A+                                            7,779         435,779
   Plum Creek Timber Co., Inc. (REIT)                    10,100         402,485
   Equity Office Properties Trust+                        8,039         387,239
   Boston Properties, Inc.+                               2,900         324,452
   Realogy Corp.*                                         9,000         272,880
                                                                  -------------
   TOTAL REAL ESTATE                                                  1,822,835
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   CAPITAL MARKETS 0.3%
   Bear Stearns Cos., Inc.+                               1,457   $     237,170
                                                                  -------------
   TOTAL CAPITAL MARKETS                                                237,170
                                                                  -------------
TOTAL FINANCIALS                                                     19,838,734
                                                                  -------------
UTILITIES 20.1%
   MULTI-UTILITIES 12.1%
   DTE Energy Co.+                                       21,532       1,042,364
   NiSource, Inc.+                                       41,911       1,010,055
   KeySpan Corp.                                         24,476       1,007,922
   Xcel Energy, Inc.+                                    39,140         902,568
   Consolidated Edison, Inc.+                            17,241         828,775
   CenterPoint Energy, Inc.+                             47,566         788,644
   Ameren Corp.+                                         13,069         702,197
   TECO Energy, Inc.+                                    37,600         647,848
   CMS Energy Corp.*                                     37,582         627,619
   Dynegy, Inc. -- Class A*                              74,433         538,895
   Dominion Resources, Inc.+                              6,332         530,875
   Public Service Enterprise Group,Inc.                   7,791         517,167
   PG&E Corp.+                                            9,968         471,786
   Sempra Energy                                          7,740         433,750
                                                                  -------------
   TOTAL MULTI-UTILITIES                                             10,050,465
                                                                  -------------
   ELECTRIC UTILITIES 6.2%
   Progress Energy, Inc.+                                19,144         939,588
   Pinnacle West Capital Corp.+                          18,425         933,963
   Duke Energy Corp.+                                    18,749         622,654
   Southern Co.+                                         16,079         592,672
   American Electric Power Co., Inc.+                    13,323         567,293
   FirstEnergy Corp.+                                     9,139         551,082
   FPL Group, Inc.+                                       6,127         333,431
   Entergy Corp.                                          3,402         314,073
   PPL Corp.                                              8,364         299,766
                                                                  -------------
   TOTAL ELECTRIC UTILITIES                                           5,154,522
                                                                  -------------
   GAS UTILITIES 1.8%
   Peoples Energy Corp.+                                 18,920         843,264
   Nicor, Inc.+                                          14,921         698,303
                                                                  -------------
   TOTAL GAS UTILITIES                                                1,541,567
                                                                  -------------
TOTAL UTILITIES                                                      16,746,554
                                                                  -------------
CONSUMER DISCRETIONARY 16.4%
   AUTOMOBILES 3.6%
   Ford Motor Co.+                                      257,353       1,932,721
   General Motors Corp.+                                 34,746       1,067,397
                                                                  -------------
   TOTAL AUTOMOBILES                                                  3,000,118
                                                                  -------------
   MEDIA 2.9%
   CBS Corp.+                                            24,500         763,910
   Tribune Co.+                                          13,000         400,140
   New York Times Co. -- Class A+                        15,400         375,144
   Time Warner, Inc.+                                    14,100         307,098
   Dow Jones & Co., Inc.                                  7,800         296,400
   Gannett Co., Inc.                                      4,800         290,208
                                                                  -------------
   TOTAL MEDIA                                                        2,432,900
                                                                  -------------


                                              See Notes to Financial Statements.

116 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2006
--------------------------------------------------------------------------------
   LARGE-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   SPECIALTY RETAIL 2.2%
   AutoNation, Inc.*+                                    43,110   $     919,105
   OfficeMax, Inc.                                       11,059         549,079
   Circuit City Stores, Inc.+                            18,167         344,810
                                                                  -------------
   TOTAL SPECIALTY RETAIL                                             1,812,994
                                                                  -------------
   HOUSEHOLD DURABLES 2.1%
   Whirlpool Corp.+                                       8,144         676,115
   Leggett & Platt, Inc.+                                24,564         587,080
   Newell Rubbermaid, Inc.+                               9,030         261,418
   Stanley Works                                          4,500         226,305
                                                                  -------------
   TOTAL HOUSEHOLD DURABLES                                           1,750,918
                                                                  -------------
   LEISURE EQUIPMENT & PRODUCTS 1.6%
   Brunswick Corp.+                                      23,260         741,994
   Eastman Kodak Co.+                                    22,584         582,667
                                                                  -------------
   TOTAL LEISURE EQUIPMENT & PRODUCTS                                 1,324,661
                                                                  -------------
   MULTILINE RETAIL 1.6%
   Dillard's, Inc. -- Class A+                           30,819       1,077,741
   Federated Department Stores,Inc.                       6,139         234,080
                                                                  -------------
   TOTAL MULTILINE RETAIL                                             1,311,821
                                                                  -------------
   AUTO COMPONENTS 1.1%
   Johnson Controls, Inc.+                                5,987         514,403
   Goodyear Tire & Rubber Co.*+                          17,800         373,622
                                                                  -------------
   TOTAL AUTO COMPONENTS                                                888,025
                                                                  -------------
   TEXTILES & APPAREL 0.5%
   Jones Apparel Group, Inc.                             12,720         425,230
                                                                  -------------
   TOTAL TEXTILES & APPAREL                                             425,230
                                                                  -------------
   DISTRIBUTORS 0.4%
   Genuine Parts Co.                                      7,800         369,954
                                                                  -------------
   TOTAL DISTRIBUTORS                                                   369,954
                                                                  -------------
   HOTELS, RESTAURANTS & LEISURE 0.4%
   Wyndham Worldwide Corp.*                              11,200         358,624
                                                                  -------------
   TOTAL HOTELS, RESTAURANTS & LEISURE                                  358,624
                                                                  -------------
TOTAL CONSUMER DISCRETIONARY                                         13,675,245
                                                                  -------------
MATERIALS 8.5%
   CHEMICALS 3.6%
   Ashland, Inc.                                         11,069         765,754
   Dow Chemical Co.                                      16,594         662,764
   Eastman Chemical Co.+                                 10,352         613,977
   PPG Industries, Inc.+                                  6,163         395,726
   Air Products & Chemicals, Inc.                         4,300         302,204
   Rohm & Haas Co.                                        4,413         225,593
                                                                  -------------
   TOTAL CHEMICALS                                                    2,966,018
                                                                  -------------
   PAPER & FOREST PRODUCTS 2.3%
   MeadWestvaco Corp.+                                   23,902         718,494
   Weyerhaeuser Co.                                       9,613         679,158
   International Paper Co.+                              14,700         501,270
                                                                  -------------
   TOTAL PAPER & FOREST PRODUCTS                                      1,898,922
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   METALS & MINING 1.3%
   Alcoa, Inc.                                           16,097   $     483,071
   United States Steel Corp.                              4,362         319,037
   Freeport-McMoRan Copper &Gold, Inc. --
      Class B+                                            5,600         312,088
                                                                  -------------
   TOTAL METALS & MINING                                              1,114,196
                                                                  -------------
   CONTAINERS & PACKAGING 1.3%
   Temple-Inland, Inc.+                                  16,535         761,106
   Bemis Co.                                              8,843         300,485
                                                                  -------------
   TOTAL CONTAINERS & PACKAGING                                       1,061,591
                                                                  -------------
TOTAL MATERIALS                                                       7,040,727
                                                                  -------------
CONSUMER STAPLES 7.6%
   FOOD & DRUG RETAILING 3.2%
   Supervalu, Inc.                                       32,188       1,150,721
   Kroger Co.                                            26,100         602,127
   Safeway, Inc.+                                        14,878         514,184
   Costco Wholesale Corp.+                                6,982         369,138
                                                                  -------------
   TOTAL FOOD & DRUG RETAILING                                        2,636,170
                                                                  -------------
   FOOD PRODUCTS 2.5%
   Tyson Foods, Inc. -- Class A+                         57,805         950,892
   Sara Lee Corp.                                        39,300         669,279
   ConAgra Foods, Inc.+                                  18,435         497,745
                                                                  -------------
   TOTAL FOOD PRODUCTS                                                2,117,916
                                                                  -------------
   BEVERAGES 1.5%
   Molson Coors Brewing Co. -- Class B+                   9,159         700,114
   Coca-Cola Enterprises, Inc.                           29,062         593,446
                                                                  -------------
   TOTAL BEVERAGES                                                    1,293,560
                                                                  -------------
   TOBACCO 0.4%
   Reynolds American, Inc.+                               4,685         306,727
                                                                  -------------
   TOTAL TOBACCO                                                        306,727
                                                                  -------------
TOTAL CONSUMER STAPLES                                                6,354,373
                                                                  -------------
TELECOMMUNICATION SERVICES 7.5%
   DIVERSIFIED TELECOMMUNICATION SERVICES 6.0%
   Embarq Corp.                                          28,589       1,502,638
   Windstream Corp.+                                     67,745         963,334
   Verizon Communications, Inc.+                         24,702         919,902
   Citizens Communications Co.+                          50,851         730,729
   AT&T, Inc.+                                           15,923         569,247
   CenturyTel, Inc.+                                      7,909         345,307
                                                                  -------------
   TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                       5,031,157
                                                                  -------------
   WIRELESS TELECOMMUNICATION SERVICES 1.5%
   Sprint Nextel Corp.                                   33,300         629,037
   Alltel Corp.                                           9,900         598,752
                                                                  -------------
   TOTAL WIRELESS TELECOMMUNICATION SERVICES                          1,227,789
                                                                  -------------
TOTAL TELECOMMUNICATION SERVICES                                      6,258,946
                                                                  -------------


See Notes to Financial Statements.

                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 117

SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 2006
--------------------------------------------------------------------------------
   LARGE-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

INDUSTRIALS 5.7%
   COMMERCIAL SERVICES & SUPPLIES 1.6%
   RR Donnelley & Sons Co.                               18,983   $     674,656
   Allied Waste Industries, Inc.*+                       32,173         395,406
   Waste Management, Inc.                                 7,000         257,390
                                                                  -------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                               1,327,452
                                                                  -------------
   AEROSPACE & DEFENSE 1.3%
   Northrop Grumman Corp.                                 8,398         568,544
   Raytheon Co.+                                          5,636         297,581
   Goodrich Corp.                                         5,300         241,415
                                                                  -------------
   TOTAL AEROSPACE & DEFENSE                                          1,107,540
                                                                  -------------
   ROAD & RAIL 1.2%
   Ryder System, Inc.+                                   13,990         714,330
   Union Pacific Corp.                                    3,017         277,624
                                                                  -------------
   TOTAL ROAD & RAIL                                                    991,954
                                                                  -------------
   MACHINERY 1.0%
   Cummins, Inc.+                                         4,175         493,402
   Paccar, Inc.                                           5,200         337,480
                                                                  -------------
   TOTAL MACHINERY                                                      830,882
                                                                  -------------
   BUILDING PRODUCTS 0.6%
   Masco Corp.+                                          15,806         472,125
                                                                  -------------
   TOTAL BUILDING PRODUCTS                                              472,125
                                                                  -------------
TOTAL INDUSTRIALS                                                     4,729,953
                                                                  -------------
INFORMATION TECHNOLOGY 4.2%
   ELECTRONIC EQUIPMENT & INSTRUMENTS 2.7%
   Sanmina-SCI Corp.*                                   404,448       1,395,346
   Solectron Corp.*                                     256,740         826,703
                                                                  -------------
   TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                           2,222,049
                                                                  -------------
   IT CONSULTING & SERVICES 1.2%
   Computer Sciences Corp.*                               9,078         484,493
   Unisys Corp.*                                         37,198         291,632
   Electronic Data Systems Corp.+                         8,516         234,616
                                                                  -------------
   TOTAL IT CONSULTING & SERVICES                                     1,010,741
                                                                  -------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 0.3%
   Micron Technology, Inc.*+                             17,994         251,196
                                                                  -------------
   TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                        251,196
                                                                  -------------
TOTAL INFORMATION TECHNOLOGY                                          3,483,986
                                                                  -------------
HEALTH CARE 3.4%
   HEALTH CARE PROVIDERS & SERVICES 2.7%
   AmerisourceBergen Corp.+                              18,400         827,264
   McKesson Corp.                                        13,106         664,474
   Tenet Healthcare Corp.*+                              73,166         509,967
   Medco Health Solutions, Inc.*                          5,200         277,888
                                                                  -------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                             2,279,593
                                                                  -------------
   PHARMACEUTICALS 0.4%
   Bristol-Myers Squibb Co.                              11,500         302,680
                                                                  -------------
   TOTAL PHARMACEUTICALS                                                302,680
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   HEALTH CARE EQUIPMENT & SUPPLIES 0.3%
   Bausch & Lomb, Inc.                                    4,300   $     223,858
                                                                  -------------
   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                               223,858
                                                                  -------------
TOTAL HEALTH CARE                                                     2,806,131
                                                                  -------------
ENERGY 2.3%
   OIL & GAS 2.3%
   ConocoPhillips                                        11,991         862,752
   Marathon Oil Corp.                                     6,179         571,558
   Hess Corp.                                            10,200         505,614
                                                                  -------------
   TOTAL OIL & GAS                                                    1,939,924
                                                                  -------------
TOTAL ENERGY                                                          1,939,924
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $76,780,506)                                                82,874,573
                                                                  -------------

                                                           FACE
                                                         AMOUNT
                                                  -------------
REPURCHASE AGREEMENTS 0.9%
Repurchase Agreement (Note 5)
   4.60% due 01/02/07                             $     772,319         772,319
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $772,319)                                                      772,319
                                                                  -------------
SECURITIES LENDING COLLATERAL 24.1%
Investment in Securities Lending Short Term
   Investment Portfolio Held by U.S. Bank
   (Note 8)                                          20,056,352      20,056,352
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $20,056,352)                                                20,056,352
                                                                  -------------
TOTAL INVESTMENTS 124.5%
   (Cost $97,609,177)                                             $ 103,703,244
                                                                  =============
LIABILITIES IN EXCESS OF OTHER ASSETS - (24.5)%                   $ (20,380,517)
                                                                  =============
NET ASSETS - 100.0%                                               $  83,322,727

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2006 -- SEE
      NOTE 8.

      REIT -- REAL ESTATE INVESTMENT TRUST.


                                              See Notes to Financial Statements.

118 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS                                        December 31, 2006
--------------------------------------------------------------------------------
   SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.6%

CONSUMER DISCRETIONARY 25.4%
   SPECIALTY RETAIL 6.6%
   Christopher & Banks Corp.                             10,694   $     199,550
   HOT Topic, Inc.*                                      14,727         196,458
   Stage Stores, Inc.                                     6,410         194,800
   Tractor Supply Co.*+                                   3,782         169,093
   Hibbett Sporting Goods, Inc.*                          4,653         142,056
   Jos. A. Bank Clothiers, Inc.*+                         4,630         135,891
   Guitar Center, Inc.*+                                  2,753         125,151
   Children's Place Retail Stores,
     Inc.*+                                               1,649         104,745
   Gymboree Corp.*                                        2,600          99,216
   Dress Barn, Inc.*                                      3,980          92,853
   Tween Brands, Inc.*+                                   1,920          76,666
                                                                  -------------
   TOTAL SPECIALTY RETAIL                                             1,536,479
                                                                  -------------
   HOTELS, RESTAURANTS & LEISURE 6.0%
   Shuffle Master, Inc.*+                                 8,326         218,141
   Panera Bread Co. -- Class A*+                          3,730         208,544
   Multimedia Games, Inc.*+                              21,603         207,389
   P.F. Chang's China Bistro, Inc.*+                      5,121         196,544
   Sonic Corp.*                                           6,786         162,525
   Papa John's International, Inc.*+                      4,967         144,093
   CEC Entertainment, Inc.*                               3,445         138,661
   Jack in the Box, Inc.*                                 1,770         108,041
                                                                  -------------
   TOTAL HOTELS, RESTAURANTS & LEISURE                                1,383,938
                                                                  -------------
   COMMERCIAL SERVICES & SUPPLIES 3.5%
   Vertrue, Inc.*+                                        6,687         256,848
   Coinstar, Inc.*                                        8,105         247,770
   Pre-Paid Legal Services, Inc.*+                        4,653         182,072
   Bright Horizons Family Solutions, Inc.*+               3,210         124,098
                                                                  -------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                 810,788
                                                                  -------------
   TEXTILES & APPAREL 2.7%
   K-Swiss, Inc. -- Class A                               6,453         198,365
   Fossil, Inc.*                                          6,238         140,854
   Quiksilver, Inc.*+                                     8,020         126,315
   Deckers Outdoor Corp.*+                                1,700         101,915
   CROCS, Inc.*+                                          1,390          60,048
                                                                  -------------
   TOTAL TEXTILES & APPAREL                                             627,497
                                                                  -------------
   HOUSEHOLD DURABLES 2.0%
   NVR, Inc.*+                                              380         245,100
   Meritage Homes Corp.*                                  4,718         225,143
                                                                  -------------
   TOTAL HOUSEHOLD DURABLES                                             470,243
                                                                  -------------
   LEISURE EQUIPMENT & PRODUCTS 1.7%
   Pool Corp.+                                            5,185         203,096

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   Nautilus, Inc.+                                       13,710   $     191,940
                                                                  -------------
   TOTAL LEISURE EQUIPMENT & PRODUCTS                                   395,036
                                                                  -------------
   AUTO COMPONENTS 1.1%
   LKQ Corp.*+                                            5,900         135,641
   Drew Industries, Inc.*+                                4,770         124,068
                                                                  -------------
   TOTAL AUTO COMPONENTS                                                259,709
                                                                  -------------
   INTERNET & CATALOG RETAIL 1.1%
   PetMed Express, Inc.*                                 18,970         253,249
                                                                  -------------
   TOTAL INTERNET & CATALOG RETAIL                                      253,249
                                                                  -------------
   AUTOMOBILES 0.7%
   Winnebago Industries, Inc.+                            5,112         168,236
                                                                  -------------
   TOTAL AUTOMOBILES                                                    168,236
                                                                  -------------
TOTAL CONSUMER DISCRETIONARY                                          5,905,175
                                                                  -------------
HEALTH CARE 21.9%
   HEALTH CARE EQUIPMENT & SUPPLIES 12.9%
   Possis Medical, Inc.*                                 20,309         273,765
   Integra LifeSciences Holdings Corp.*                   5,714         243,359
   Biosite, Inc.*+                                        4,705         229,839
   Immucor, Inc.*+                                        5,761         168,394
   PharmaNet Development Group, Inc.*+                    6,980         154,049
   SurModics, Inc.*+                                      4,783         148,847
   PolyMedica Corp.+                                      3,645         147,294
   Kensey Nash Corp.*                                     4,592         146,026
   Mentor Corp.+                                          2,941         143,727
   Cooper Cos., Inc.+                                     3,150         140,175
   Dionex Corp.*                                          2,419         137,181
   Greatbatch, Inc.*                                      5,030         135,408
   BioLase Technology, Inc.*+                            15,217         133,149
   Hologic, Inc.*                                         2,800         132,384
   American Medical Systems Holdings, Inc.*+              7,118         131,825
   Merit Medical Systems, Inc.*                           8,194         129,793
   Respironics, Inc.*+                                    3,199         120,762
   Idexx Laboratories, Inc.*                              1,412         111,972
   ArthroCare Corp.*+                                     2,576         102,834
   ICU Medical, Inc.*+                                    2,216          90,147
                                                                  -------------
   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                             3,020,930
                                                                  -------------
   HEALTH CARE PROVIDERS & SERVICES 7.0%
   AMN Healthcare Services, Inc.*+                        9,210         253,643
   Healthways, Inc.*+                                     4,485         213,979
   Sierra Health Services, Inc.*                          4,936         177,894
   Per-Se Technologies, Inc.*                             6,228         173,014
   Sunrise Senior Living, Inc.*+                          5,257         161,495
   AmSurg Corp.*+                                         6,239         143,497
   Amedisys, Inc.*+                                       4,286         140,881


See Notes to Financial Statements.

                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 119

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2006
--------------------------------------------------------------------------------
   SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   Odyssey HealthCare, Inc.*                             10,212   $     135,411
   Pediatrix Medical Group, Inc.*                         2,428         118,729
   Cerner Corp.*+                                         2,377         108,154
                                                                  -------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                             1,626,697
                                                                  -------------
   PHARMACEUTICALS 1.6%
   Bradley Pharmaceuticals, Inc.*+                        9,140         188,101
   Sciele Pharma, Inc.*+                                  4,793         115,032
   Noven Pharmaceuticals, Inc.*                           2,566          65,305
                                                                  -------------
   TOTAL PHARMACEUTICALS                                                368,438
                                                                  -------------
   BIOTECHNOLOGY 0.4%
   Digene Corp.*                                          1,950          93,444
                                                                  -------------
   TOTAL BIOTECHNOLOGY                                                   93,444
                                                                  -------------
TOTAL HEALTH CARE                                                     5,109,509
                                                                  -------------
INFORMATION TECHNOLOGY 21.1%
   SOFTWARE 5.2%
   Factset Research Systems, Inc.                         3,290         185,819
   EPIQ Systems, Inc.*+                                   9,641         163,608
   Altiris, Inc.*                                         6,100         154,818
   Ansys, Inc.*+                                          3,227         140,342
   Quality Systems, Inc.+                                 3,667         136,669
   Take-Two Interactive Software,Inc.*+                   7,640         135,686
   Kronos, Inc.*+                                         3,251         119,442
   Manhattan Associates, Inc.*                            3,457         103,987
   Micros Systems, Inc.*+                                 1,580          83,266
                                                                  -------------
   TOTAL SOFTWARE                                                     1,223,637
                                                                  -------------
   INTERNET SOFTWARE & SERVICES 4.4%
   Bankrate, Inc.*+                                       6,589         250,053
   j2 Global Communications, Inc.*+                       9,092         247,757
   Websense, Inc.*                                       10,326         235,743
   WebEx Communications, Inc.*+                           4,879         170,228
   Digital Insight Corp.*+                                2,884         111,005
                                                                  -------------
   TOTAL INTERNET SOFTWARE & SERVICES                                 1,014,786
                                                                  -------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 3.6%
   Flir Systems, Inc.*+                                   7,799         248,242
   Itron, Inc.*+                                          3,250         168,480
   Scansource, Inc.*+                                     5,248         159,539
   Trimble Navigation Ltd.*                               2,850         144,581
   Daktronics, Inc.                                       3,273         120,610
                                                                  -------------
   TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                             841,452
                                                                  -------------
   IT CONSULTING & SERVICES 2.9%
   Talx Corp.                                             5,853         160,665
   CACI International, Inc. -- Class A*                   2,536         143,284
   Mantech International Corp. -- Class A*                3,579         131,814
   Global Payments, Inc.                                  2,760         127,788
   eFunds Corp.*                                          3,764         103,510
                                                                  -------------
   TOTAL IT CONSULTING & SERVICES                                       667,061
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   COMPUTERS & PERIPHERALS 2.7%
   Komag, Inc.*                                           6,653   $     252,016
   Neoware, Inc.*+                                       19,046         251,598
   Synaptics, Inc.*+                                      4,480         133,011
                                                                  -------------
   TOTAL COMPUTERS & PERIPHERALS                                        636,625
                                                                  -------------
   COMMUNICATIONS EQUIPMENT 1.4%
   Netgear, Inc.*+                                        7,490         196,612
   Comtech Telecommunications
     Corp.*+                                              3,569         135,872
                                                                  -------------
   TOTAL COMMUNICATIONS EQUIPMENT                                       332,484
                                                                  -------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 0.9%
   Cabot Microelectronics Corp.*+                         3,490         118,451
   Diodes, Inc.*+                                         2,480          87,990
                                                                  -------------
   TOTAL SEMICONDUCTOR
     & SEMICONDUCTOR EQUIPMENT                                          206,441
                                                                  -------------
TOTAL INFORMATION TECHNOLOGY                                          4,922,486
                                                                  -------------
FINANCIALS 9.2%
   BANKS 3.3%
   Wilshire Bancorp, Inc.+                                9,801         185,925
   Nara Bancorp, Inc.                                     7,010         146,649
   PrivateBancorp, Inc.                                   3,003         125,015
   UCBH Holdings, Inc.+                                   6,693         117,529
   Cascade Bancorp.+                                      3,640         112,949
   East-West Bancorp, Inc.+                               2,405          85,185
                                                                  -------------
   TOTAL BANKS                                                          773,252
                                                                  -------------
   INSURANCE 2.2%
   Infinity Property & Casualty Corp.                     5,230         253,080
   Hilb Rogal & Hobbs Co.+                                3,212         135,289
   Philadelphia Consolidated Holding Corp.*+              2,758         122,897
                                                                  -------------
   TOTAL INSURANCE                                                      511,266
                                                                  -------------
   CONSUMER FINANCE 1.7%
   Rewards Network, Inc.*                                34,704         241,193
   World Acceptance Corp.*                                3,176         149,113
                                                                  -------------
   TOTAL CONSUMER FINANCE                                               390,306
                                                                  -------------
   DIVERSIFIED FINANCIALS 1.0%
   Portfolio Recovery Associates,
     Inc.*+                                               4,865         227,147
                                                                  -------------
   TOTAL DIVERSIFIED FINANCIALS                                         227,147
                                                                  -------------
   THRIFTS & MORTGAGE FINANCE 0.6%
   Franklin Bank Corp.*                                   7,420         152,407
                                                                  -------------
   TOTAL THRIFTS & MORTGAGE FINANCE                                     152,407
                                                                  -------------
   CAPITAL MARKETS 0.4%
   Investment Technology
     Group, Inc.*                                         1,995          85,545
                                                                  -------------
   TOTAL CAPITAL MARKETS                                                 85,545
                                                                  -------------
TOTAL FINANCIALS                                                      2,139,923
                                                                  -------------


                                              See Notes to Financial Statements.

120 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2006
--------------------------------------------------------------------------------
   SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

ENERGY 8.5%
   OIL & GAS 5.3%
   St. Mary Land & Exploration Co.                        5,630   $     207,409
   Stone Energy Corp.*                                    5,500         194,425
   Frontier Oil Corp.                                     5,860         168,417
   Petroleum Development Corp.*                           3,876         166,862
   Swift Energy Co.*+                                     3,040         136,222
   Penn Virginia Corp.                                    1,831         128,243
   Helix Energy Solutions Group,
     Inc.*+                                               4,006         125,668
   Cabot Oil & Gas Corp.                                  1,721         104,379
                                                                  -------------
   TOTAL OIL & GAS                                                    1,231,625
                                                                  -------------
   ENERGY EQUIPMENT & SERVICES 3.2%
   Hydril*+                                               2,555         192,110
   W-H Energy Services, Inc.*                             3,332         162,235
   Unit Corp.*                                            3,331         161,387
   CARBO Ceramics, Inc.+                                  3,523         131,655
   Oceaneering International, Inc.*                       2,230          88,531
                                                                  -------------
   TOTAL ENERGY EQUIPMENT & SERVICES                                    735,918
                                                                  -------------
TOTAL ENERGY                                                          1,967,543
                                                                  -------------
INDUSTRIALS 7.5%
   AEROSPACE & DEFENSE 2.1%
   Ceradyne, Inc.*+                                       3,509         198,258
   Curtiss-Wright Corp.+                                  4,108         152,325
   Armor Holdings, Inc.*+                                 2,410         132,189
                                                                  -------------
   TOTAL AEROSPACE & DEFENSE                                            482,772
                                                                  -------------
   ROAD & RAIL 1.7%
   Landstar System, Inc.+                                 3,845         146,802
   Knight Transportation, Inc.+                           7,806         133,092
   Heartland Express, Inc.+                               7,994         120,070
                                                                  -------------
   TOTAL ROAD & RAIL                                                    399,964
                                                                  -------------
   MACHINERY 1.5%
   ASV, Inc.*+                                            8,597         139,873
   Toro Co.                                               2,620         122,170
   Manitowoc Co., Inc.                                    1,290          76,665
                                                                  -------------
   TOTAL MACHINERY                                                      338,708
                                                                  -------------
   COMMERCIAL SERVICES & SUPPLIES 0.9%
   Waste Connections, Inc.*                               3,229         134,165
   Mobile Mini, Inc.*                                     3,110          83,783
                                                                  -------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                 217,948
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   BUILDING PRODUCTS 0.6%
   Simpson Manufacturing Co., Inc.+                       4,307   $     136,317
                                                                  -------------
   TOTAL BUILDING PRODUCTS                                              136,317
                                                                  -------------
   AIR FREIGHT & COURIERS 0.4%
   Forward Air Corp.+                                     3,599         104,119
                                                                  -------------
   TOTAL AIR FREIGHT & COURIERS                                         104,119
                                                                  -------------
   MARINE 0.3%
   Kirby Corp.*                                           2,200          75,086
                                                                  -------------
   TOTAL MARINE                                                          75,086
                                                                  -------------
TOTAL INDUSTRIALS                                                     1,754,914
                                                                  -------------
CONSUMER STAPLES 3.2%
   PERSONAL PRODUCTS 2.0%
   USANA Health Sciences, Inc.*+                          4,169         215,370
   NBTY, Inc.*                                            4,251         176,714
   Playtex Products, Inc.*                                4,440          63,892
                                                                  -------------
   TOTAL PERSONAL PRODUCTS                                              455,976
                                                                  -------------
   FOOD PRODUCTS 0.7%
   Sanderson Farms, Inc.+                                 5,630         170,533
                                                                  -------------
   TOTAL FOOD PRODUCTS                                                  170,533
                                                                  -------------
   FOOD & DRUG RETAILING 0.5%
   United Natural Foods, Inc.*+                           3,390         121,769
                                                                  -------------
   TOTAL FOOD & DRUG RETAILING                                          121,769
                                                                  -------------
TOTAL CONSUMER STAPLES                                                  748,278
                                                                  -------------
MATERIALS 2.2%
   METALS & MINING 1.1%
   Chaparral Steel Co.                                    3,090         136,794
   Cleveland-Cliffs, Inc.                                 2,590         125,460
                                                                  -------------
   TOTAL METALS & MINING                                                262,254
                                                                  -------------
   CONSTRUCTION MATERIALS 1.1%
   Headwaters, Inc.*+                                    10,574         253,353
                                                                  -------------
   TOTAL CONSTRUCTION MATERIALS                                         253,353
                                                                  -------------
TOTAL MATERIALS                                                         515,607
                                                                  -------------
TELECOMMUNICATION SERVICES 0.6%
   DIVERSIFIED TELECOMMUNICATION SERVICES 0.6%
   General Communication, Inc. -- Class A*                9,090         142,986
                                                                  -------------
   TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                         142,986
                                                                  -------------
TOTAL TELECOMMUNICATION SERVICES                                        142,986
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $20,751,132)                                                23,206,421
                                                                  -------------


See Notes to Financial Statements.

                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 121

SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 2006
--------------------------------------------------------------------------------
   SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                           FACE           VALUE
                                                         AMOUNT        (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 0.5%
Repurchase Agreement (Note 5)
   4.60% due 01/02/07                             $     116,843   $     116,843
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $116,843)                                                      116,843
                                                                  -------------
SECURITIES LENDING COLLATERAL 26.7%
Investment in Securities Lending Short Term
   Investment Portfolio Held by U.S. Bank
   (Note 8)                                           6,228,573       6,228,573
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $6,228,573)                                                  6,228,573
                                                                  -------------
TOTAL INVESTMENTS 126.8%
   (Cost $27,096,548)                                             $  29,551,837
                                                                  =============
LIABILITIES IN EXCESS OF OTHER ASSETS - (26.8)%                   $  (6,252,261)
                                                                  =============
NET ASSETS - 100.0%                                               $  23,299,576

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2006 -- SEE
      NOTE 8.


                                              See Notes to Financial Statements.

122 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS                                       December 31, 2006
--------------------------------------------------------------------------------
   MID-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.5%

CONSUMER DISCRETIONARY 34.4%
   SPECIALTY RETAIL 13.0%
   Aeropostale, Inc.*                                     7,454   $     230,105
   Chico's FAS, Inc.*+                                   10,130         209,590
   GameStop Corp. -- Class A*+                            3,219         177,399
   Abercrombie & Fitch Co. --
      Class A+                                            2,309         160,776
   Urban Outfitters, Inc.*+                               6,718         154,715
   Pacific Sunwear of California, Inc.*                   7,891         154,506
   Advance Auto Parts, Inc.                               4,243         150,881
   Ross Stores, Inc.                                      5,054         148,082
   Williams-Sonoma, Inc.+                                 4,328         136,072
   Petsmart, Inc.+                                        4,689         135,325
   Dick's Sporting Goods, Inc.*+                          2,519         123,406
   O'Reilly Automotive, Inc.*                             3,490         111,889
   American Eagle Outfitters, Inc.                        3,486         108,798
                                                                  -------------
   TOTAL SPECIALTY RETAIL                                             2,001,544
                                                                  -------------
   COMMERCIAL SERVICES & SUPPLIES 5.4%
   Corinthian Colleges, Inc.*+                           17,083         232,841
   Career Education Corp.*+                               8,227         203,865
   Strayer Education, Inc.+                               1,590         168,619
   ITT Educational Services, Inc.*+                       2,426         161,014
   DeVry, Inc.                                            2,510          70,280
                                                                  -------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                 836,619
                                                                  -------------
   HOTELS, RESTAURANTS & LEISURE 4.7%
   Applebee's International, Inc.+                        5,714         140,964
   Scientific Games Corp. --
   Class A*+                                              4,437         134,131
   Cheesecake Factory, Inc.*+                             5,052         124,279
   Brinker International, Inc.                            4,050         122,148
   Ruby Tuesday, Inc.                                     3,960         108,662
   International Speedway Corp. --
      Class A                                             1,940          99,018
                                                                  -------------
   TOTAL HOTELS, RESTAURANTS & LEISURE                                  729,202
                                                                  -------------
   HOUSEHOLD DURABLES 3.7%
   Hovnanian Enterprises, Inc. --
      Class A*+                                           6,305         213,740
   Ryland Group, Inc.+                                    3,457         188,821
   Toll Brothers, Inc.*+                                  5,279         170,142
                                                                  -------------
   TOTAL HOUSEHOLD DURABLES                                             572,703
                                                                  -------------
   MEDIA 3.3%
   Entercom Communications Corp.                          4,210         118,638
   John Wiley & Sons, Inc. -- Class A                     3,080         118,488
   Valassis Communications, Inc.*+                        7,060         102,370
   Catalina Marketing Corp.                               3,185          87,587
   Harte-Hanks, Inc.                                      2,860          79,251
                                                                  -------------
   TOTAL MEDIA                                                          506,334
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   MULTILINE RETAIL 1.8%
   99 Cents Only Stores*                                 12,020   $     146,283
   Dollar Tree Stores, Inc.*+                             4,260         128,226
                                                                  -------------
   TOTAL MULTILINE RETAIL                                               274,509
                                                                  -------------
   TEXTILES & APPAREL 1.4%
   Timberland Co. -- Class A*+                            4,574         144,447
   Polo Ralph Lauren Corp.                                  960          74,554
                                                                  -------------
   TOTAL TEXTILES & APPAREL                                             219,001
                                                                  -------------
   AUTOMOBILES 1.1%
   Thor Industries, Inc.+                                 3,932         172,969
                                                                  -------------
   TOTAL AUTOMOBILES                                                    172,969
                                                                  -------------
TOTAL CONSUMER DISCRETIONARY                                          5,312,881
                                                                  -------------
HEALTH CARE 19.7%
   HEALTH CARE EQUIPMENT & SUPPLIES 6.4%
   Gen-Probe, Inc.*                                       4,392         230,009
   Cytyc Corp.*+                                          7,024         198,780
   ResMed, Inc.*+                                         3,272         161,048
   Varian Medical Systems, Inc.*                          3,060         145,564
   DENTSPLY International, Inc.                           3,486         104,057
   Ventana Medical Systems, Inc.*                         2,040          87,781
   Edwards Lifesciences Corp.*+                           1,300          61,152
                                                                  -------------
   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                               988,391
                                                                  -------------
   HEALTH CARE PROVIDERS & SERVICES 6.2%
   Community Health Systems, Inc.*+                       5,534         202,102
   Lincare Holdings, Inc.*                                4,362         173,782
   Apria Healthcare Group, Inc.*                          6,426         171,253
   Universal Health Services, Inc. --
      Class B                                             2,210         122,500
   Pharmaceutical Product
      Development, Inc.+                                  3,796         122,307
   Henry Schein, Inc.*                                    2,140         104,817
   Covance, Inc.*                                         1,000          58,910
                                                                  -------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                               955,671
                                                                  -------------
   PHARMACEUTICALS 4.0%
   Sepracor, Inc.*+                                       4,134         254,572
   Par Pharmaceutical Cos., Inc.*                        10,861         242,961
   Medicis Pharmaceutical Corp. --
      Class A+                                            3,249         114,137
                                                                  -------------
   TOTAL PHARMACEUTICALS                                                611,670
                                                                  -------------
   BIOTECHNOLOGY 3.1%
   Cephalon, Inc.*+                                       2,304         162,225
   Techne Corp.*                                          2,406         133,413
   Invitrogen Corp.*                                      2,065         116,858
   Affymetrix, Inc.*                                      3,090          71,255
                                                                  -------------
   TOTAL BIOTECHNOLOGY                                                  483,751
                                                                  -------------
TOTAL HEALTH CARE                                                     3,039,483
                                                                  -------------



See Notes to Financial Statements.

                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 123

SCHEDULE OF INVESTMENTS (CONTINUED)                           December 31, 2006
--------------------------------------------------------------------------------
   MID-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY 12.6%
   IT CONSULTING & SERVICES 3.3%
   DST Systems, Inc.*+                                    3,099   $     194,090
   Alliance Data Systems Corp.*+                          1,990         124,315
   SRA International, Inc. --
      Class A*+                                           4,130         110,436
   CSG Systems International, Inc.*                       3,261          87,167
                                                                  -------------
   TOTAL IT CONSULTING & SERVICES                                       516,008
                                                                  -------------
   SOFTWARE 3.1%
   Macrovision Corp.*+                                    4,314         121,913
   McAfee, Inc.*                                          4,142         117,550
   Fair Isaac Corp.+                                      2,303          93,617
   Jack Henry & Associates, Inc.+                         4,165          89,131
   Activision, Inc.*+                                     3,411          58,806
                                                                  -------------
   TOTAL SOFTWARE                                                       481,017
                                                                  -------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 2.0%
   Silicon Laboratories, Inc.*+                           5,717         198,094
   Cree, Inc.*+                                           6,198         107,349
                                                                  -------------
   TOTAL SEMICONDUCTOR
      & SEMICONDUCTOR EQUIPMENT                                         305,443
                                                                  -------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 1.5%
   CDW Corp.+                                             1,870         131,499
   Amphenol Corp. -- Class A+                             1,679         104,232
                                                                  -------------
   TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                             235,731
                                                                  -------------
   COMPUTERS & PERIPHERALS 1.4%
   Western Digital Corp.*                                10,264         210,001
                                                                  -------------
   TOTAL COMPUTERS & PERIPHERALS                                        210,001
                                                                  -------------
   COMMUNICATIONS EQUIPMENT 0.8%
   Plantronics, Inc.+                                     5,603         118,784
                                                                  -------------
   TOTAL COMMUNICATIONS EQUIPMENT                                       118,784
                                                                  -------------
   OFFICE ELECTRONICS 0.5%
   Zebra Technologies Corp. --
      Class A*                                            2,211          76,921
                                                                  -------------
   TOTAL OFFICE ELECTRONICS                                              76,921
                                                                  -------------
TOTAL INFORMATION TECHNOLOGY                                          1,943,905
                                                                  -------------
INDUSTRIALS 12.3%
   COMMERCIAL SERVICES & SUPPLIES 4.9%
   Corporate Executive Board Co.                          1,754         153,826
   Rollins, Inc.                                          5,664         125,231
   Stericycle, Inc.*+                                     1,568         118,384
   Copart, Inc.*+                                         3,771         113,130
   Mine Safety Appliances Co.                             2,810         102,987
   ChoicePoint, Inc.*                                     2,253          88,723
   Dun & Bradstreet Corp.*+                                 760          62,920
                                                                  -------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                 765,201
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   MACHINERY 2.0%
   Graco, Inc.+                                           2,766   $     109,589
   Donaldson Co., Inc.+                                   3,020         104,824
   Oshkosh Truck Corp.                                    1,910          92,482
                                                                  -------------
   TOTAL MACHINERY                                                      306,895
                                                                  -------------
   AIR FREIGHT & COURIERS 1.6%
   Expeditors International
      Washington, Inc.+                                   3,346         135,513
   CH Robinson Worldwide, Inc.+                           2,687         109,871
                                                                  -------------
   TOTAL AIR FREIGHT & COURIERS                                         245,384
                                                                  -------------
   AEROSPACE & DEFENSE 1.1%
   Alliant Techsystems, Inc.*+                            2,171         169,751
                                                                  -------------
   TOTAL AEROSPACE & DEFENSE                                            169,751
                                                                  -------------
   ELECTRICAL EQUIPMENT 0.9%
   AMETEK, Inc.                                           2,180          69,411
   Roper Industries, Inc.                                 1,320          66,317
                                                                  -------------
   TOTAL ELECTRICAL EQUIPMENT                                           135,728
                                                                  -------------
   TRADING COMPANIES & DISTRIBUTORS 0.7%
   Fastenal Co.+                                          2,845         102,079
                                                                  -------------
   TOTAL TRADING COMPANIES & DISTRIBUTORS                               102,079
                                                                  -------------
   AIRLINES 0.6%
   AirTran Holdings, Inc.*+                               7,810          91,689
                                                                  -------------
   TOTAL AIRLINES                                                        91,689
                                                                  -------------
   CONSTRUCTION & ENGINEERING 0.5%
   Jacobs Engineering Group, Inc.*                        1,021          83,252
                                                                  -------------
   TOTAL CONSTRUCTION & ENGINEERING                                      83,252
                                                                  -------------
TOTAL INDUSTRIALS                                                     1,899,979
                                                                  -------------
FINANCIALS 9.0%
   CAPITAL MARKETS 4.3%
   Investors Financial Services Corp.+                    3,757         160,311
   Eaton Vance Corp.+                                     4,378         144,518
   SEI Investments Co.+                                   2,129         126,803
   Nuveen Investments, Inc. --
      Class A                                             2,380         123,475
   Waddell & Reed Financial, Inc. --
      Class A                                             3,712         101,560
                                                                  -------------
   TOTAL CAPITAL MARKETS                                                656,667
                                                                  -------------
   INSURANCE 3.9%
   W.R. Berkley Corp.                                     5,490         189,460
   Brown & Brown, Inc.                                    6,286         177,328
   Everest Re Group Ltd.                                  1,250         122,637
   HCC Insurance Holdings, Inc.                           3,640         116,808
                                                                  -------------
   TOTAL INSURANCE                                                      606,233
                                                                  -------------
   DIVERSIFIED FINANCIALS 0.8%
   Leucadia National Corp.                                4,320         121,824
                                                                  -------------
   TOTAL DIVERSIFIED FINANCIALS                                         121,824
                                                                  -------------
TOTAL FINANCIALS                                                      1,384,724
                                                                  -------------


                                              See Notes to Financial Statements.

124 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS (CONCLUDED)                           December 31, 2006
--------------------------------------------------------------------------------
   MID-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

ENERGY 6.3%
   OIL & GAS 5.1%
   Pogo Producing Co.+                                    3,944   $     191,048
   Pioneer Natural Resources Co.+                         4,112         163,205
   Newfield Exploration Co.*                              3,502         160,917
   Denbury Resources, Inc.*+                              4,838         134,448
   Quicksilver Resources, Inc.*+                          2,300          84,157
   Southwestern Energy Co.*+                              1,405          49,245
                                                                  -------------
   TOTAL OIL & GAS                                                      783,020
                                                                  -------------
   ENERGY EQUIPMENT & SERVICES 1.2%
   Patterson-UTI Energy, Inc.+                            4,178          97,055
   FMC Technologies, Inc.*                                1,440          88,747
                                                                  -------------
   TOTAL ENERGY EQUIPMENT & SERVICES                                    185,802
                                                                  -------------
TOTAL ENERGY                                                            968,822
                                                                  -------------
CONSUMER STAPLES 2.8%
   HOUSEHOLD PRODUCTS 1.8%
   Energizer Holdings, Inc.*+                             2,572         182,586
   Church & Dwight Co., Inc.+                             2,309          98,479
                                                                  -------------
   TOTAL HOUSEHOLD PRODUCTS                                             281,065
                                                                  -------------
   BEVERAGES 1.0%
   Hansen Natural Corp.*                                  4,590         154,591
                                                                  -------------
   TOTAL BEVERAGES                                                      154,591
                                                                  -------------
TOTAL CONSUMER STAPLES                                                  435,656
                                                                  -------------
MATERIALS 1.9%
   METALS & MINING 1.9%
   Steel Dynamics, Inc.                                   4,650         150,893
   Commercial Metals Co.                                  5,730         147,834
                                                                  -------------
   TOTAL METALS & MINING                                                298,727
                                                                  -------------
TOTAL MATERIALS                                                         298,727
                                                                  -------------
UTILITIES 0.5%
   GAS UTILITIES 0.5%
   Equitable Resources, Inc.                              1,850          77,238
                                                                  -------------
   TOTAL GAS UTILITIES                                                   77,238
                                                                  -------------
TOTAL UTILITIES                                                          77,238
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $13,288,061)                                                15,361,415
                                                                  -------------

                                                                         MARKET
                                                           FACE           VALUE
                                                         AMOUNT        (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 0.6%
Repurchase Agreement (Note 5)
   4.60% due 01/02/07                             $     104,567   $     104,567
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $104,567)                                                      104,567
                                                                  -------------
SECURITIES LENDING COLLATERAL 27.2%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 8)                                 4,196,579       4,196,579
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $4,196,579)                                                  4,196,579
                                                                  -------------
TOTAL INVESTMENTS 127.3%
   (Cost $17,589,207)                                             $  19,662,561
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (27.3)%                                         $  (4,222,778)
                                                                  =============
NET ASSETS - 100.0%                                               $  15,439,783

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2006 -- SEE
      NOTE 8.


See Notes to Financial Statements.

                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 125

SCHEDULE OF INVESTMENTS                                       December 31, 2006
--------------------------------------------------------------------------------
   LARGE-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.5%

HEALTH CARE 24.1%
   HEALTH CARE PROVIDERS & SERVICES 9.1%
   Caremark Rx, Inc.                                      5,442   $     310,793
   Express Scripts, Inc.*+                                3,777         270,433
   Coventry Health Care, Inc.*+                           5,298         265,165
   UnitedHealth Group, Inc.                               4,371         234,854
   Quest Diagnostics, Inc.                                3,642         193,026
   Patterson Cos., Inc.*+                                 5,150         182,876
   Health Management Associates,
      Inc. -- Class A+                                    8,545         180,385
   Cardinal Health, Inc.                                  2,539         163,588
   IMS Health, Inc.                                       5,453         149,848
   Humana, Inc.*                                          1,793          99,171
   Laboratory Corporation of
      America Holdings*+                                  1,191          87,503
                                                                  -------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                             2,137,642
                                                                  -------------
   HEALTH CARE EQUIPMENT & SUPPLIES 8.2%
   Hospira, Inc.*                                         8,812         295,907
   Zimmer Holdings, Inc.*+                                3,343         262,024
   Stryker Corp.+                                         3,472         191,342
   Biomet, Inc.                                           4,473         184,601
   Waters Corp.*                                          3,374         165,225
   St. Jude Medical, Inc.*                                4,461         163,094
   Medtronic, Inc.+                                       2,904         155,393
   Boston Scientific Corp.*                               8,368         143,762
   C.R. Bard, Inc.                                        1,410         116,988
   Becton, Dickinson & Co.                                1,474         103,401
   Baxter International, Inc.                             1,840          85,358
   Millipore Corp.*                                       1,112          74,059
                                                                  -------------
   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                             1,941,154
                                                                  -------------
   PHARMACEUTICALS 3.8%
   Forest Laboratories, Inc.*+                            5,428         274,657
   Barr Pharmaceuticals, Inc.*+                           3,295         165,145
   Mylan Laboratories, Inc.+                              7,012         139,960
   Johnson & Johnson, Inc.                                2,018         133,228
   Wyeth                                                  2,133         108,612
   Allergan, Inc.+                                          680          81,423
                                                                  -------------
   TOTAL PHARMACEUTICALS                                                903,025
                                                                  -------------
   BIOTECHNOLOGY 3.0%
   Gilead Sciences, Inc.*                                 3,885         252,253
   Amgen, Inc.*                                           2,398         163,807
   Celgene Corp.*+                                        1,952         112,299
   Genzyme Corp.*                                         1,540          94,833
   Applera Corp. - Applied
      Biosystems Group                                    1,880          68,977
                                                                  -------------
   TOTAL BIOTECHNOLOGY                                                  692,169
                                                                  -------------
TOTAL HEALTH CARE                                                     5,673,990
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY 19.8%
   SPECIALTY RETAIL 6.4%
   Bed Bath & Beyond, Inc.*+                              5,729   $     218,275
   AutoZone, Inc.*+                                       1,843         212,977
   TJX Cos., Inc.+                                        6,858         195,590
   Lowe's Cos., Inc.+                                     5,930         184,720
   Best Buy Co., Inc.+                                    3,671         180,577
   Home Depot, Inc.                                       3,977         159,716
   RadioShack Corp.+                                      8,281         138,955
   Staples, Inc.                                          4,070         108,669
   Tiffany & Co.+                                         2,652         104,064
                                                                  -------------
   TOTAL SPECIALTY RETAIL                                             1,503,543
                                                                  -------------
   HOTELS, RESTAURANTS & LEISURE 3.0%
   International Game Technology,
      Inc.                                                4,898         226,288
   Starbucks Corp.*+                                      5,612         198,777
   Darden Restaurants, Inc.+                              3,847         154,534
   Yum! Brands, Inc.+                                     2,233         131,300
                                                                  -------------
   TOTAL HOTELS, RESTAURANTS & LEISURE                                  710,899
                                                                  -------------
   TEXTILES & APPAREL 2.3%
   Coach, Inc.*+                                          6,728         289,035
   Nike, Inc. -- Class B+                                 1,314         130,126
   Liz Claiborne, Inc.+                                   2,855         124,078
                                                                  -------------
   TOTAL TEXTILES & APPAREL                                             543,239
                                                                  -------------
   HOUSEHOLD DURABLES 2.3%
   D.R. Horton, Inc.+                                     8,975         237,748
   Harman International Industries,
      Inc.+                                               1,640         163,852
   Black & Decker Corp.                                   1,617         129,312
                                                                  -------------
   TOTAL HOUSEHOLD DURABLES                                             530,912
                                                                  -------------
   COMMERCIAL SERVICES & SUPPLIES 1.9%
   Apollo Group, Inc. -- Class A*+                        6,488         252,837
   H&R Block, Inc.+                                       8,948         206,162
                                                                  -------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                 458,999
                                                                  -------------
   INTERNET & CATALOG RETAIL 1.3%
   Amazon.com, Inc.*+                                     7,533         297,252
                                                                  -------------
   TOTAL INTERNET & CATALOG RETAIL                                      297,252
                                                                  -------------
   MEDIA 1.0%
   Omnicom Group, Inc.+                                   1,323         138,307
   McGraw-Hill Cos., Inc.                                 1,560         106,111
                                                                  -------------
   TOTAL MEDIA                                                          244,418
                                                                  -------------
   AUTOMOBILES 0.9%
   Harley-Davidson, Inc.+                                 3,139         221,205
                                                                  -------------
   TOTAL AUTOMOBILES                                                    221,205
                                                                  -------------
   MULTILINE RETAIL 0.7%
   Kohl's Corp.*                                          2,488         170,254
                                                                  -------------
   TOTAL MULTILINE RETAIL                                               170,254
                                                                  -------------
TOTAL CONSUMER DISCRETIONARY                                          4,680,721
                                                                  -------------


                                              See Notes to Financial Statements.

126 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS (CONTINUED)                           December 31, 2006
--------------------------------------------------------------------------------
   LARGE-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY 18.7%
   SOFTWARE 4.7%
   Intuit, Inc.*                                          8,126   $     247,924
   Electronic Arts, Inc.*                                 3,761         189,404
   Symantec Corp.*+                                       7,436         155,041
   Adobe Systems, Inc.*                                   3,526         144,989
   Oracle Corp.*                                          7,735         132,578
   Citrix Systems, Inc.*+                                 4,615         124,836
   Autodesk, Inc.*                                        2,920         118,143
                                                                  -------------
   TOTAL SOFTWARE                                                     1,112,915
                                                                  -------------
   IT CONSULTING & SERVICES 4.6%
   Cognizant Technology Solutions
      Corp. -- Class A*                                   3,360         259,258
   First Data Corp.+                                      8,024         204,772
   Fiserv, Inc.*+                                         3,547         185,934
   Affiliated Computer Services,
      Inc. -- Class A*                                    3,049         148,913
   Paychex, Inc.                                          3,140         124,156
   Automatic Data Processing, Inc.                        1,800          88,650
   Fidelity National Information
      Services, Inc.                                      1,535          61,538
                                                                  -------------
   TOTAL IT CONSULTING & SERVICES                                     1,073,221
                                                                  -------------
   COMPUTERS & PERIPHERALS 3.6%
   Dell, Inc.*+                                           7,064         177,236
   Lexmark International, Inc.*                           2,210         161,772
   QLogic Corp.*                                          7,207         157,977
   International Business Machines
      Corp.                                               1,257         122,117
   SanDisk Corp.*+                                        2,835         121,990
   Network Appliance, Inc.*                               2,831         111,202
                                                                  -------------
   TOTAL COMPUTERS & PERIPHERALS                                        852,294
                                                                  -------------
   INTERNET SOFTWARE & SERVICES 2.9%
   Google, Inc. -- Class A*                                 632         291,023
   eBay, Inc.*                                            7,706         231,720
   Yahoo!, Inc.*+                                         6,515         166,393
                                                                  -------------
   TOTAL INTERNET SOFTWARE & SERVICES                                   689,136
                                                                  -------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 1.5%
   Nvidia Corp.*+                                         4,980         184,310
   National Semiconductor Corp.                           5,058         114,816
   KLA-Tencor Corp.                                       1,180          58,705
                                                                  -------------
   TOTAL SEMICONDUCTOR
      & SEMICONDUCTOR EQUIPMENT                                         357,831
                                                                  -------------
   COMMUNICATIONS EQUIPMENT 1.0%
   Cisco Systems, Inc.*                                   4,501         123,013
   Qualcomm, Inc.                                         2,989         112,954
                                                                  -------------
   TOTAL COMMUNICATIONS EQUIPMENT                                       235,967
                                                                  -------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 0.4%
   Jabil Circuit, Inc.                                    3,270          80,278
                                                                  -------------
   TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                              80,278
                                                                  -------------
TOTAL INFORMATION TECHNOLOGY                                          4,401,642
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

CONSUMER STAPLES 9.8%
   FOOD PRODUCTS 2.5%
   Kellogg Co.+                                           2,662   $     133,260
   WM Wrigley Jr Co.                                      2,396         123,921
   Campbell Soup Co.+                                     3,109         120,909
   Hershey Co.                                            2,250         112,050
   McCormick & Co., Inc.                                  2,699         104,074
                                                                  -------------
   TOTAL FOOD PRODUCTS                                                  594,214
                                                                  -------------
   BEVERAGES 2.4%
   Pepsi Bottling Group, Inc.                             6,190         191,333
   Anheuser-Busch Cos., Inc.                              3,339         164,279
   PepsiCo, Inc.                                          1,843         115,279
   Brown-Forman Corp. -- Class B                          1,520         100,685
                                                                  -------------
   TOTAL BEVERAGES                                                      571,576
                                                                  -------------
   FOOD & DRUG RETAILING 1.9%
   Sysco Corp.+                                           4,497         165,310
   Walgreen Co.+                                          3,208         147,215
   Wal-Mart Stores, Inc.                                  3,017         139,325
                                                                  -------------
   TOTAL FOOD & DRUG RETAILING                                          451,850
                                                                  -------------
   HOUSEHOLD PRODUCTS 1.8%
   Clorox Co.                                             2,246         144,081
   Colgate-Palmolive Co.                                  2,165         141,244
   Procter & Gamble Co.                                   2,036         130,854
                                                                  -------------
   TOTAL HOUSEHOLD PRODUCTS                                             416,179
                                                                  -------------
   PERSONAL PRODUCTS 1.2%
   Avon Products, Inc.+                                   4,740         156,609
   Estee Lauder Cos., Inc. -- Class A                     2,830         115,521
                                                                  -------------
   TOTAL PERSONAL PRODUCTS                                              272,130
                                                                  -------------
TOTAL CONSUMER STAPLES                                                2,305,949
                                                                  -------------
ENERGY 8.7%
   OIL & GAS 6.4%
   XTO Energy, Inc.                                       6,044         284,370
   Apache Corp.                                           3,413         226,999
   Devon Energy Corp.+                                    3,116         209,021
   EOG Resources, Inc.+                                   2,917         182,167
   Murphy Oil Corp.                                       3,490         177,466
   Chesapeake Energy Corp.+                               5,641         163,871
   Anadarko Petroleum Corp.                               3,526         153,452
   Exxon Mobil Corp.                                      1,590         121,842
                                                                  -------------
   TOTAL OIL & GAS                                                    1,519,188
                                                                  -------------
   ENERGY EQUIPMENT & SERVICES 2.3%
   BJ Services Co.+                                       4,606         135,048
   Nabors Industries Ltd.*+                               4,314         128,471
   Smith International, Inc.                              2,950         121,156
   National-Oilwell Varco, Inc.*+                         1,430          87,487
   Noble Corp.                                              810          61,682
                                                                  -------------
   TOTAL ENERGY EQUIPMENT & SERVICES                                    533,844
                                                                  -------------
TOTAL ENERGY                                                          2,053,032
                                                                  -------------


See Notes to Financial Statements.

                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 127

SCHEDULE OF INVESTMENTS (CONCLUDED)                           December 31, 2006
--------------------------------------------------------------------------------
   LARGE-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

FINANCIALS 8.4%
   INSURANCE 2.3%
   Progressive Corp.                                     10,266   $     248,643
   Ambac Financial Group, Inc.                            1,960         174,577
   American International Group, Inc.                     1,730         123,972
                                                                  -------------
   TOTAL INSURANCE                                                      547,192
                                                                  -------------
   CONSUMER FINANCE 1.9%
   Capital One Financial Corp.                            2,287         175,687
   SLM Corp.                                              3,470         169,232
   American Express Co.                                   1,662         100,834
                                                                  -------------
   TOTAL CONSUMER FINANCE                                               445,753
                                                                  -------------
   DIVERSIFIED FINANCIALS 1.8%
   Moody's Corp.+                                         3,210         221,683
   Chicago Mercantile Exchange
      Holdings, Inc.                                        380         193,705
                                                                  -------------
   TOTAL DIVERSIFIED FINANCIALS                                         415,388
                                                                  -------------
   THRIFTS & MORTGAGE FINANCE 1.1%
   Countrywide Financial Corp.+                           6,163         261,619
                                                                  -------------
   TOTAL THRIFTS & MORTGAGE FINANCE                                     261,619
                                                                  -------------
   CAPITAL MARKETS 0.7%
   Federated Investors, Inc. --
      Class B                                             5,089         171,906
                                                                  -------------
   TOTAL CAPITAL MARKETS                                                171,906
                                                                  -------------
   BANKS 0.6%
   Commerce Bancorp, Inc.+                                4,123         145,418
                                                                  -------------
   TOTAL BANKS                                                          145,418
                                                                  -------------
TOTAL FINANCIALS                                                      1,987,276
                                                                  -------------
INDUSTRIALS 5.1%
   AEROSPACE & DEFENSE 2.5%
   L-3 Communications Holdings,
      Inc.+                                               2,120         173,373
   Rockwell Collins, Inc.                                 2,570         162,655
   General Dynamics Corp.                                 1,996         148,403
   United Technologies Corp.                              1,700         106,284
                                                                  -------------
   TOTAL AEROSPACE & DEFENSE                                            590,715
                                                                  -------------
   MACHINERY 1.1%
   Danaher Corp.+                                         1,938         140,389
   ITT Industries, Inc.                                   2,150         122,163
                                                                  -------------
   TOTAL MACHINERY                                                      262,552
                                                                  -------------
   COMMERCIAL SERVICES & SUPPLIES 0.9%
   Pitney Bowes, Inc.                                     2,430         112,242
   Cintas Corp.                                           2,312          91,809
                                                                  -------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                 204,051
                                                                  -------------
   BUILDING PRODUCTS 0.6%
   American Standard Cos., Inc.+                          3,100         142,135
                                                                  -------------
   TOTAL BUILDING PRODUCTS                                              142,135
                                                                  -------------
TOTAL INDUSTRIALS                                                     1,199,453
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

MATERIALS 4.1%
   CHEMICALS 2.0%
   Ecolab, Inc.+                                          3,276   $     148,075
   Sigma-Aldrich Corp.                                    1,705         132,512
   International Flavors & Fragrances,
      Inc.                                                2,080         102,253
   Praxair, Inc.                                          1,420          84,249
                                                                  -------------
   TOTAL CHEMICALS                                                      467,089
                                                                  -------------
   CONTAINERS & PACKAGING 1.1%
   Ball Corp.                                             3,420         149,112
   Pactiv Corp.*                                          3,080         109,925
                                                                  -------------
   TOTAL CONTAINERS & PACKAGING                                         259,037
                                                                  -------------
   METALS & MINING 1.0%
   Nucor Corp.+                                           2,460         134,464
   Newmont Mining Corp.+                                  2,400         108,360
                                                                  -------------
TOTAL METALS & MINING                                                   242,824
                                                                  -------------
TOTAL MATERIALS                                                         968,950
                                                                  -------------
   UTILITIES 0.8%
   GAS UTILITIES 0.4%
   Questar Corp.                                          1,170          97,169
                                                                  -------------
   TOTAL GAS UTILITIES                                                   97,169
                                                                  -------------
   MULTI-UTILITIES 0.4%
   AES Corp.*                                             4,360          96,094
                                                                  -------------
   TOTAL MULTI-UTILITIES                                                 96,094
                                                                  -------------
TOTAL UTILITIES                                                         193,263
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $21,472,201)                                                23,464,276
                                                                  -------------

                                                           FACE
                                                         AMOUNT
                                                  -------------
REPURCHASE AGREEMENTS 0.7%
Repurchase Agreement (Note 5)
   4.60% due 01/02/07                             $     165,517         165,517
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $165,517)                                                      165,517
                                                                  -------------
SECURITIES LENDING COLLATERAL 20.5%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 8)                                 4,824,809       4,824,809
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $4,824,809)                                                  4,824,809
                                                                  -------------
TOTAL INVESTMENTS 120.7%
   (Cost $26,462,527)                                             $  28,454,602
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (20.7)%                                         $  (4,886,985)
                                                                  =============
NET ASSETS - 100.0%                                               $  23,567,617

*    NON-INCOME PRODUCING SECURITY.

+    ALL OR A PORTION OF THIS  SECURITY IS ON LOAN AT  DECEMBER  31, 2006 -- SEE
     NOTE 8.


                                              See Notes to Financial Statements.

128 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS                                       December 31, 2006
--------------------------------------------------------------------------------
   DYNAMIC STRENGTHENING DOLLAR FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                           FACE           VALUE
                                                         AMOUNT        (NOTE 1)
--------------------------------------------------------------------------------

   FEDERAL AGENCY DISCOUNT NOTES 16.3%
   Farmer Mac*
      5.15% due 01/23/07                          $     200,000   $     199,399
   Federal Home Loan Bank*
      5.15% due 01/17/07                                300,000         299,356
                                                                  -------------
   TOTAL FEDERAL AGENCY DISCOUNT NOTES
      (Cost $498,755)                                                   498,755
                                                                  -------------
   REPURCHASE AGREEMENTS 84.0%
   Repurchase Agreement (Note 5)
      4.90% due 01/02/07+                               933,269         933,269
      4.80% due 01/02/07                                431,180         431,180
      4.79% due 01/02/07                                431,180         431,180
      4.65% due 01/02/07                                431,180         431,180
      4.60% due 01/02/07                                349,256         349,256
                                                                  -------------
   TOTAL REPURCHASE AGREEMENTS
      (Cost $2,576,065)                                               2,576,065
                                                                  -------------
   TOTAL INVESTMENTS 100.3%
      (Cost $3,074,820)                                           $   3,074,820
                                                                  =============
   LIABILITIES IN EXCESS OF
      OTHER ASSETS - (0.3)%                                       $      (8,266)
                                                                  =============
   NET ASSETS - 100.0%                                            $   3,066,554
--------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                                           GAIN
                                                          UNITS        (NOTE 1)
--------------------------------------------------------------------------------
CURRENCY INDEX SWAP AGREEMENT
February 2007 U.S. Dollar Index
   Swap, Terminating 02/28/07**
   (Notional Market Value
   $6,138,949)                                           73,494   $      13,656
                                                                  =============


* THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

**    PRICE RETURN BASED ON U.S. DOLLAR INDEX +/- FINANCING AT A VARIABLE RATE.

+ ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT DECEMBER 31, 2006.


  See Notes to Financial Statements.

                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 129

SCHEDULE OF INVESTMENTS                                       December 31, 2006
--------------------------------------------------------------------------------
   DYNAMIC WEAKENING DOLLAR FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                           FACE           VALUE
                                                         AMOUNT        (NOTE 1)
--------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 17.9%
Farmer Mac*
   5.15% due 01/23/07                             $   1,000,000   $     996,996
Federal Home Loan Bank*
   5.15% due 01/17/07                                 1,000,000         997,854
                                                                  -------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $1,994,850)                                                  1,994,850
                                                                  -------------
REPURCHASE AGREEMENTS 82.6%
Repurchase Agreement (Note 5)
   4.90% due 01/02/07+                                3,520,910       3,520,910
   4.80% due 01/02/07                                 1,495,358       1,495,358
   4.79% due 01/02/07                                 1,495,358       1,495,358
   4.65% due 01/02/07                                 1,495,358       1,495,358
   4.60% due 01/02/07                                 1,211,241       1,211,241
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $9,218,225)                                                  9,218,225
                                                                  -------------
TOTAL INVESTMENTS 100.5%
   (Cost $11,213,075)                                             $  11,213,075
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (0.5)%                                          $     (57,591)
                                                                  =============
NET ASSETS - 100.0%                                               $ 11,155,484
--------------------------------------------------------------------------------

                                                                    UNREALIZED
                                                                          LOSS
                                                          UNITS        (NOTE 1)
--------------------------------------------------------------------------------

CURRENCY INDEX SWAP AGREEMENT
SOLD SHORT
February 2007 U.S. Dollar Index
   Swap, Terminating 02/28/07**
   (Notional Market Value
   $22,289,053)                                         266,839   $     (68,976)
                                                                  =============

 * THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

**    PRICE RETURN BASED ON U.S. DOLLAR INDEX +/- FINANCING AT A VARIABLE RATE.

 + ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT DECEMBER 31, 2006.


                                              See Notes to Financial Statements.

130 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS                                       December 31, 2006
--------------------------------------------------------------------------------
   MULTI-CAP CORE EQUITY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 84.3%

FINANCIALS 18.0%
   BANKS 3.9%
   Wachovia Corp.                                           650   $      37,017
   KeyCorp                                                  520          19,776
   Regions Financial Corp.                                  488          18,251
   National City Corp.                                      470          17,183
   Wells Fargo & Co.                                        480          17,069
   PNC Financial Services Group, Inc.                       229          16,955
   M&T Bank Corp.                                           130          15,881
   Huntington Bancshares, Inc.                              618          14,677
   IBERIABANK Corp.                                         229          13,522
   Royal Bancshares of Pennsylvania,
     Inc. -- Class A                                        515          13,521
   Whitney Holding Corp.                                    409          13,342
   Community Banks, Inc.                                    470          13,047
   FNB Corp.                                                310          12,881
   First Bancorp                                            578          12,624
   First Regional Bancorp/
     Los Angeles CA*                                        370          12,613
   Taylor Capital Group, Inc.                               339          12,411
   First Bancorp Puerto Rico                              1,296          12,351
   MainSource Financial Group, Inc.                         691          11,704
   1st Source Corp.                                         350          11,246
   First Citizens BancShares, Inc. --
     Class A                                                 50          10,132
   Intervest Bancshares Corp.*                              289           9,944
   First Community Bancorp                                  189           9,879
   U.S. Bancorp                                              70           2,533
                                                                  -------------
   TOTAL BANKS                                                          328,559
                                                                  -------------
   INSURANCE 3.9%
   American International Group, Inc.                       340          24,365
   MetLife, Inc.                                            300          17,703
   Lincoln National Corp.                                   250          16,600
   Chubb Corp.                                              310          16,402
   Genworth Financial, Inc. -- Class A                      470          16,079
   Assurant, Inc.                                           290          16,023
   Alleghany Corp.*                                          40          14,544
   Markel Corp.*                                             30          14,403
   W.R. Berkley Corp.                                       410          14,149
   Nationwide Financial Services, Inc.                      260          14,092
   American Financial Group, Inc.                           390          14,005
   Argonaut Group, Inc.*                                    400          13,944
   Protective Life Corp.                                    290          13,775
   NYMAGIC, Inc.                                            359          13,139
   Odyssey Re Holdings Corp.                                349          13,018
   CNA Financial Corp.*                                     320          12,902
   CNA Surety Corp.*                                        600          12,900
   HCC Insurance Holdings, Inc.                             400          12,836
   American Physicians Capital, Inc.*                       310          12,412
   Reinsurance Group of America, Inc.                       220          12,254

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   Meadowbrook Insurance
     Group, Inc.*                                         1,030   $      10,187
   Conseco, Inc.*                                           350           6,993
   National Western Life
     Insurance Co. -- Class A                                30           6,904
   Crawford & Co. -- Class B                                360           2,628
   Allstate Corp.                                            30           1,953
                                                                  -------------
   TOTAL INSURANCE                                                      324,210
                                                                  -------------
   REAL ESTATE 3.3%
   ProLogis                                                 319          19,386
   Boston Properties, Inc.                                  169          18,908
   Host Hotels & Resorts, Inc.                              767          18,830
   Simon Property Group, Inc.                               150          15,193
   LaSalle Hotel Properties                                 330          15,130
   American Home Mortgage
     Investment Corp.                                       409          14,364
   Newcastle Investment Corp.                               458          14,345
   Deerfield Triarc Capital Corp.                           837          14,170
   Capital Trust, Inc. -- Class A                           280          13,983
   Gramercy Capital Corp.                                   449          13,870
   Taubman Centers, Inc.                                    269          13,681
   Cousins Properties, Inc.                                 379          13,367
   Camden Property Trust                                    179          13,219
   Arbor Realty Trust, Inc.                                 439          13,210
   Newkirk Realty Trust Co., Inc.                           700          12,628
   Colonial Properties Trust                                269          12,611
   Ashford Hospitality Trust, Inc.                        1,007          12,537
   Anthracite Capital, Inc.                                 910          11,584
   Spirit Finance Corp.                                     618           7,706
   NorthStar Realty Finance Corp.                           359           5,949
   Jones Lang LaSalle, Inc.                                  10             922
                                                                  -------------
   TOTAL REAL ESTATE                                                    275,593
                                                                  -------------
   DIVERSIFIED FINANCIALS 2.3%
   Citigroup, Inc.                                        1,380          76,866
   Bank of America Corp.                                  1,270          67,805
   J.P. Morgan Chase & Co.                                1,050          50,715
                                                                  -------------
   TOTAL DIVERSIFIED FINANCIALS                                         195,386
                                                                  -------------
   CAPITAL MARKETS 2.1%
   Merrill Lynch & Co., Inc.                                349          32,492
   Ameriprise Financial, Inc.                               340          18,530
   Charles Schwab Corp.                                     880          17,019
   E*Trade Financial Corp.*                                 750          16,815
   Bear Stearns Cos., Inc.                                  100          16,278
   A.G. Edwards, Inc.                                       250          15,823
   American Capital Strategies, Ltd.                        339          15,682
   Investment Technology
     Group, Inc.*                                           339          14,536
   SWS Group, Inc.                                          390          13,923
   Morgan Stanley                                           100           8,143
   Goldman Sachs Group, Inc.                                 30           5,981
                                                                  -------------
   TOTAL CAPITAL MARKETS                                                175,222
                                                                  -------------


See Notes to Financial Statements.

                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 131

SCHEDULE OF INVESTMENTS (CONTINUED)                           December 31, 2006
--------------------------------------------------------------------------------
   MULTI-CAP CORE EQUITY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   THRIFTS & MORTGAGE FINANCE 1.6%
   Washington Mutual, Inc.                                  460   $      20,925
   PMI Group, Inc.                                          320          15,094
   Radian Group, Inc.                                       270          14,556
   FirstFed Financial Corp.*                                210          14,064
   Ocwen Financial Corp.*                                   840          13,322
   Triad Guaranty, Inc.*                                    240          13,169
   Fremont General Corp.                                    807          13,081
   Flagstar Bancorp, Inc.                                   860          12,762
   Willow Financial Bancorp, Inc.                           817          12,190
   Fannie Mae                                                30           1,782
   Federal Agricultural Mortgage
     Corp.                                                   60           1,628
                                                                  -------------
   TOTAL THRIFTS & MORTGAGE FINANCE                                     132,573
                                                                  -------------
   CONSUMER FINANCE 0.9%
   Capital One Financial Corp.                              240          18,437
   Cash America International, Inc.                         320          15,008
   AmeriCredit Corp.*                                       580          14,599
   First Marblehead Corp.                                   253          13,826
   Asta Funding, Inc.                                       330          10,045
   American Express Co.                                      50           3,034
                                                                  -------------
   TOTAL CONSUMER FINANCE                                                74,949
                                                                  -------------
TOTAL FINANCIALS                                                      1,506,492
                                                                  -------------
INFORMATION TECHNOLOGY 13.2%
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 2.7%
   Varian Semiconductor Equipment
     Associates, Inc.*                                      390          17,753
   Lam Research Corp.*                                      310          15,692
   Intel Corp.*                                             770          15,592
   Novellus Systems, Inc.*                                  440          15,145
   MKS Instruments, Inc.*                                   630          14,225
   Advanced Energy Industries, Inc.*                        750          14,152
   Cymer, Inc.*                                             319          14,020
   Teradyne, Inc.*                                          920          13,763
   National Semiconductor Corp.                             600          13,620
   Atheros Communications, Inc.*                            628          13,389
   Fairchild Semiconductor
     International, Inc.*                                   770          12,944
   Zoran Corp.*                                             877          12,787
   Actel Corp.*                                             700          12,712
   Intevac, Inc.*                                           468          12,145
   LSI Logic Corp.*                                       1,120          10,080
   OmniVision Technologies, Inc.*                           680           9,282
   Intersil Corp. -- Class A                                329           7,870
                                                                  -------------
   TOTAL SEMICONDUCTOR &
     SEMICONDUCTOR EQUIPMENT                                            225,171
                                                                  -------------
   COMPUTERS & PERIPHERALS 2.2%
   International Business Machines
     Corp.                                                  480          46,632
   Hewlett-Packard Co.                                      940          38,719
   Lexmark International, Inc.*                             220          16,104

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   EMC Corp.*                                             1,140   $      15,048
   Brocade Communications
     Systems, Inc.*                                       1,800          14,778
   Imation Corp.                                            310          14,393
   Western Digital Corp.*                                   688          14,076
   Palm, Inc.*                                              999          14,076
   Apple Computer, Inc.*                                     70           5,939
   Dell, Inc.*                                              100           2,509
                                                                  -------------
   TOTAL COMPUTERS & PERIPHERALS                                        182,274
                                                                  -------------
   COMMUNICATIONS EQUIPMENT 2.1%
   Cisco Systems, Inc.*                                     990          27,057
   Motorola, Inc.                                         1,110          22,822
   Avaya, Inc.*                                           1,170          16,357
   Loral Space &
     Communications, Inc.*                                  399          16,247
   Interdigital Communications Corp.*                       450          15,097
   Arris Group, Inc.*                                     1,199          14,999
   Tellabs, Inc.*                                         1,425          14,620
   Inter-Tel, Inc.                                          580          12,853
   EMS Technologies, Inc.*                                  618          12,379
   Dycom Industries, Inc.*                                  560          11,827
   Utstarcom, Inc.*                                       1,330          11,638
   Qualcomm, Inc.                                            60           2,267
                                                                  -------------
   TOTAL COMMUNICATIONS EQUIPMENT                                       178,163
                                                                  -------------
   SOFTWARE 2.0%
   Microsoft Corp.                                        1,630          48,672
   Symantec Corp.*                                          777          16,200
   Sybase, Inc.*                                            638          15,759
   Cadence Design Systems, Inc.*                            807          14,453
   EPIQ Systems, Inc.*                                      777          13,186
   Sonic Solutions, Inc.*                                   787          12,828
   MicroStrategy, Inc. -- Class A*                          110          12,541
   Compuware Corp.*                                       1,400          11,662
   eSpeed, Inc. -- Class A*                               1,250          10,912
   Altiris, Inc.*                                           269           6,827
   Oracle Corp.*                                            290           4,971
   TIBCO Software, Inc.*                                    300           2,832
                                                                  -------------
   TOTAL SOFTWARE                                                       170,843
                                                                  -------------
   IT CONSULTING & SERVICES 1.6%
   First Data Corp.                                         659          16,818
   Infocrossing, Inc.*                                      877          14,295
   Convergys Corp.*                                         570          13,555
   Acxiom Corp.                                             520          13,338
   MPS Group, Inc.*                                         910          12,904
   Mantech International Corp. --
     Class A*                                               350          12,891
   Integral Systems, Inc.                                   518          12,002
   SRA International, Inc. -- Class A*                      430          11,498
   Forrester Research, Inc.*                                390          10,573
   Computer Sciences Corp.*                                 170           9,073
   SYKES Enterprises, Inc.*                                 510           8,996


                                              See Notes to Financial Statements.

132 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2006
--------------------------------------------------------------------------------
   MULTI-CAP CORE EQUITY FUND
--------------------------------------------------------------------------------
                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   Ceridian Corp.*                                           30   $         839
                                                                  -------------
   TOTAL IT CONSULTING & SERVICES                                       136,782
                                                                  -------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 1.6%
   Agilent Technologies, Inc.*                              468          16,310
   Paxar Corp.*                                             618          14,251
   Avnet, Inc.*                                             548          13,991
   Vishay Intertechnology, Inc.*                          1,010          13,675
   Global Imaging Systems, Inc.*                            620          13,609
   Rofin-Sinar Technologies, Inc.*                          210          12,697
   Tektronix, Inc.                                          430          12,543
   Methode Electronics, Inc. --
     Class A                                              1,100          11,913
   AVX Corp.                                                740          10,945
   Aeroflex, Inc.*                                          820           9,610
   Agilsys, Inc.                                             80           1,339
                                                                  -------------
   TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                             130,883
                                                                  -------------
   INTERNET SOFTWARE & SERVICES 0.7%

   VeriSign, Inc.*                                          610          14,670
   RealNetworks, Inc.*                                    1,250          13,675
   Vignette Corp.*                                          708          12,086
   Interwoven, Inc.*                                        817          11,985
   Google, Inc. -- Class A*                                  20           9,210
                                                                  -------------
   TOTAL INTERNET SOFTWARE & SERVICES                                    61,626
                                                                  -------------
   OFFICE ELECTRONICS 0.3%
   Xerox Corp.*                                           1,278          21,662
                                                                  -------------
   TOTAL OFFICE ELECTRONICS                                              21,662
                                                                  -------------
TOTAL INFORMATION TECHNOLOGY                                          1,107,404
                                                                  -------------
CONSUMER DISCRETIONARY 12.2%
   SPECIALTY RETAIL 2.8%
   Home Depot, Inc.                                         770          30,923
   Rent-A-Center, Inc.*                                     548          16,171
   Payless Shoesource, Inc.*                                490          16,082
   Staples, Inc.                                            600          16,020
   Sherwin-Williams Co.                                     250          15,895
   Best Buy Co., Inc.                                       309          15,200
   Regis Corp.                                              380          15,025
   American Eagle Outfitters, Inc.                          478          14,918
   OfficeMax, Inc.                                          289          14,349
   Abercrombie & Fitch Co. --
     Class A                                                200          13,926
   Dress Barn, Inc.*                                        560          13,065
   Asbury Automotive Group, Inc.                            510          12,016
   Group 1 Automotive, Inc.                                 230          11,896
   AnnTaylor Stores Corp.*                                  310          10,180
   United Auto Group, Inc.                                  390           9,192
   Office Depot, Inc.*                                       90           3,435
   Charming Shoppes, Inc.*                                   60             812
                                                                  -------------
   TOTAL SPECIALTY RETAIL                                               229,105
                                                                  -------------
   MEDIA 2.7%

   Time Warner, Inc.                                      1,496          32,583

                                                         SHARES          MARKET
                                                                          VALUE
                                                                       (NOTE 1)
--------------------------------------------------------------------------------

   Walt Disney Co.                                          860   $      29,472
   News Corp. -- Class A                                  1,096          23,542
   Liberty Media Corp. - Capital*                           210          20,576
   Gannett Co., Inc.                                        329          19,891
   Omnicom Group, Inc.                                      150          15,681
   Tribune Co.                                              450          13,851
   Meredith Corp.                                           240          13,524
   McClatchy Co. -- Class A                                 309          13,379
   Cox Radio Inc. -- Class A*                               790          12,877
   DreamWorks Animation SKG,
     Inc. -- Class A*                                       430          12,681
   DIRECTV Group, Inc.*                                     488          12,171
   Comcast Corp. -- Class A*                                160           6,773
                                                                  -------------
   TOTAL MEDIA                                                          227,001
                                                                  -------------
   HOTELS, RESTAURANTS & LEISURE 1.7%
   McDonald's Corp.                                         560          24,825
   Wynn Resorts Ltd.                                        159          14,922
   CBRL Group, Inc.                                         330          14,771
   Triarc Cos., Inc. -- Class B                             738          14,760
   Bob Evans Farms, Inc.                                    410          14,030
   CKE Restaurants, Inc.                                    760          13,984
   Wyndham Worldwide Corp.*                                 419          13,416
   International Speedway Corp. --
     Class A                                                240          12,250
   Luby's, Inc.*                                          1,110          12,088
   Starwood Hotels & Resorts
     Worldwide, Inc.                                        130           8,125
   Pinnacle Entertainment, Inc.*                             30             994
                                                                  -------------
   TOTAL HOTELS, RESTAURANTS & LEISURE                                  144,165
                                                                  -------------
   HOUSEHOLD DURABLES 1.4%
   Lennar Corp. -- Class A                                  300          15,738
   Whirlpool Corp.                                          180          14,944
   Avatar Holdings, Inc.*                                   180          14,553
   Black & Decker Corp.                                     180          14,395
   Stanley Works                                            280          14,081
   Mohawk Industries, Inc.*                                 179          13,400
   NVR, Inc.*                                                20          12,900
   Kimball International, Inc. --
     Class B                                                500          12,150
   Champion Enterprises, Inc.*                              390           3,650
   Snap-On, Inc.                                             20             953
                                                                  -------------
   TOTAL HOUSEHOLD DURABLES                                             116,764
                                                                  -------------
   MULTILINE RETAIL 1.1%
   J.C. Penney Co., Inc.                                    290          22,434
   Big Lots, Inc.*                                          730          16,732
   Federated Department Stores, Inc.                        419          15,976
   Sears Holdings Corp.*                                     90          15,114
   Dillard's, Inc. -- Class A                               370          12,939
   Nordstrom, Inc.                                          210          10,361
                                                                  -------------
   TOTAL MULTILINE RETAIL                                                93,556
                                                                  -------------


See Notes to Financial Statements.

                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 133

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2006
--------------------------------------------------------------------------------
   MULTI-CAP CORE EQUITY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   TEXTILES & APPAREL 0.8%
   Phillips-Van Heusen Corp.                                330   $      16,556
   Polo Ralph Lauren Corp.                                  180          13,979
   Jones Apparel Group, Inc.                                410          13,706
   Perry Ellis International, Inc.*                         319          13,079
   Unifirst Corp.                                           300          11,523
                                                                  -------------
   TOTAL TEXTILES & APPAREL                                              68,843
                                                                  -------------
   INTERNET & CATALOG RETAIL 0.5%
   Expedia, Inc.*                                           770          16,154
   IAC/InterActiveCorp*                                     429          15,942
   FTD Group, Inc.*                                         710          12,702
                                                                  -------------
   TOTAL INTERNET & CATALOG RETAIL                                       44,798
                                                                  -------------
   AUTO COMPONENTS 0.4%
   Johnson Controls, Inc.                                   189          16,239
   Autoliv, Inc.                                            250          15,075
                                                                  -------------
   TOTAL AUTO COMPONENTS                                                 31,314
                                                                  -------------
   LEISURE EQUIPMENT & PRODUCTS 0.4%
   Mattel, Inc.                                             740          16,768
   MarineMax, Inc.*                                         478          12,395
                                                                  -------------
   TOTAL LEISURE EQUIPMENT & PRODUCTS                                    29,163
                                                                  -------------
   DISTRIBUTORS 0.3%
   Building Material Holding Corp.                          518          12,789
   Core-Mark Holding Co., Inc.*                             379          12,678
                                                                  -------------
   TOTAL DISTRIBUTORS                                                    25,467
                                                                  -------------
   HEALTH CARE PROVIDERS & SERVICES 0.1%
   Stewart Enterprises, Inc. -- Class A                   1,290           8,063
                                                                  -------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                                 8,063
                                                                  -------------
TOTAL CONSUMER DISCRETIONARY                                          1,018,239
                                                                  -------------
INDUSTRIALS 10.2%
   MACHINERY 2.2%
   Eaton Corp.                                              239          17,958
   Terex Corp.*                                             270          17,437
   Joy Global, Inc.                                         340          16,436
   Parker Hannifin Corp.                                    210          16,145
   Illinois Tool Works, Inc.                                340          15,705
   Cummins, Inc.                                            130          15,363
   Freightcar America, Inc.                                 239          13,253
   Gardner Denver, Inc.*                                    350          13,058
   NACCO Industries, Inc. -- Class A                         90          12,294
   Mueller Industries, Inc.                                 380          12,046
   Ampco-Pittsburgh Corp. PLC                               350          11,718
   Crane Co.                                                300          10,992
   Dover Corp.                                              130           6,373
   Gehl Co.*                                                 40           1,101
   Caterpillar, Inc.                                         10             613
                                                                  -------------
   TOTAL MACHINERY                                                      180,492
                                                                  -------------
   COMMERCIAL SERVICES & SUPPLIES 1.7%
   M&F Worldwide Corp.*                                     728          18,389
   Waste Management, Inc.                                   450          16,546

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   Amrep Corp. PLC                                          130   $      15,925
   Manpower, Inc.                                           210          15,735
   Viad Corp.                                               340          13,804
   Ennis Inc.                                               559          13,673
   Allied Waste Industries, Inc.*                         1,076          13,224
   Steelcase, Inc. -- Class A                               710          12,894
   Central Parking Corp.                                    670          12,060
   CBIZ, Inc.*                                              710           4,949
   Volt Information Sciences, Inc.*                          50           2,511
                                                                  -------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                 139,710
                                                                  -------------
   AEROSPACE & DEFENSE 1.4%
   Lockheed Martin Corp.                                    210          19,335
   General Dynamics Corp.                                   240          17,844
   Raytheon Co.                                             330          17,424
   Northrop Grumman Corp.                                   249          16,857
   K&F Industries Holdings, Inc.*                           598          13,580
   Orbital Sciences Corp.*                                  700          12,908
   Armor Holdings, Inc.*                                    229          12,561
   Boeing Co.                                                50           4,442
   United Technologies Corp.                                 60           3,751
                                                                  -------------
   TOTAL AEROSPACE & DEFENSE                                            118,702
                                                                  -------------
   INDUSTRIAL CONGLOMERATES 1.2%
   General Electric Co.                                   2,050          76,280
   Tredegar Corp.                                           660          14,923
   Walter Industries, Inc.                                  269           7,276
   3M Co.                                                    30           2,338
   Teleflex, Inc.                                            10             646
                                                                  -------------
   TOTAL INDUSTRIAL CONGLOMERATES                                       101,463
                                                                  -------------
   ROAD & RAIL 1.1%
   CSX Corp.                                                580          19,969
   Union Pacific Corp.                                      190          17,484
   Norfolk Southern Corp.                                   300          15,087
   YRC Worldwide, Inc.*                                     329          12,413
   Avis Budget Group, Inc.                                  568          12,320
   Swift Transportation Co., Inc.*                          449          11,795
   Laidlaw International, Inc.                              239           7,273
                                                                  -------------
   TOTAL ROAD & RAIL                                                     96,341
                                                                  -------------
   BUILDING PRODUCTS 0.8%
   American Woodmark Corp.                                  330          13,810
   Ameron International Corp.                               180          13,747
   Goodman Global, Inc.*                                    740          12,728
   PW Eagle, Inc.                                           360          12,420
   NCI Building Systems, Inc.*                              230          11,902
                                                                  -------------
   TOTAL BUILDING PRODUCTS                                               64,607
                                                                  -------------
   ELECTRICAL EQUIPMENT 0.6%
   Belden CDT, Inc.                                         370          14,463
   A.O. Smith Corp.                                         360          13,522
   EnerSys*                                                 787          12,592
   Thomas & Betts Corp.*                                    230          10,874
   Encore Wire Corp.                                        159           3,500
                                                                  -------------
   TOTAL ELECTRICAL EQUIPMENT                                            54,951
                                                                  -------------


                                              See Notes to Financial Statements.

134 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2006
--------------------------------------------------------------------------------
   MULTI-CAP CORE EQUITY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   AIRLINES 0.6%
   UAL Corp.*                                               350   $      15,400
   Continental Airlines, Inc. -- Class B*                   340          14,025
   Republic Airways Holdings, Inc.*                         748          12,552
   SkyWest, Inc.                                            189           4,821
                                                                  -------------
   TOTAL AIRLINES                                                        46,798
                                                                  -------------
   TRADING COMPANIES & DISTRIBUTORS 0.3%
   United Rentals, Inc.*                                    508          12,918
   WESCO International, Inc.*                               160           9,410
                                                                  -------------
   TOTAL TRADING COMPANIES & DISTRIBUTORS                                22,328
                                                                  -------------
   CONSTRUCTION & ENGINEERING 0.2%
   Quanta Services, Inc.*                                   708          13,926
   URS Corp.*                                               110           4,714
                                                                  -------------
   TOTAL CONSTRUCTION & ENGINEERING                                      18,640
                                                                  -------------
   WATER UTILITIES 0.1%
   Mueller Water Products, Inc. --
      Class B*                                              444           6,616
                                                                  -------------
   TOTAL WATER UTILITIES                                                  6,616
                                                                  -------------
TOTAL INDUSTRIALS                                                       850,648
                                                                  -------------
HEALTH CARE 9.8%
   PHARMACEUTICALS 3.2%
   Pfizer, Inc.                                           2,110          54,649
   Johnson & Johnson, Inc.                                  510          33,670
   Abbott Laboratories                                      490          23,868
   Forest Laboratories, Inc.*                               430          21,758
   Barr Pharmaceuticals, Inc.*                              280          14,034
   Sciele Pharma, Inc.*                                     570          13,680
   Watson Pharmaceuticals, Inc.*                            518          13,484
   Mylan Laboratories, Inc.                                 670          13,373
   King Pharmaceuticals, Inc.*                              840          13,373
   Viropharma, Inc.*                                        897          13,132
   KV Pharmaceutical Co.*                                   550          13,079
   Pain Therapeutics, Inc.*                               1,420          12,638
   Bradley Pharmaceuticals, Inc.*                           590          12,142
   Merck & Co., Inc.                                        240          10,464
   Wyeth                                                     70           3,564
   Noven Pharmaceuticals, Inc.*                              90           2,291
   Eli Lilly & Co.                                           10             521
                                                                  -------------
   TOTAL PHARMACEUTICALS                                                269,720
                                                                  -------------
   HEALTH CARE PROVIDERS & SERVICES 3.1%
   UnitedHealth Group, Inc.                                 480          25,790
   WellPoint, Inc.*                                         290          22,820
   Aetna, Inc.                                              400          17,272
   Caremark Rx, Inc.                                        300          17,133
   AmerisourceBergen Corp.                                  380          17,085
   Cardinal Health, Inc.                                    260          16,752
   AMERIGROUP Corp.*                                        429          15,397
   Quest Diagnostics, Inc.                                  290          15,370
   Horizon Health Corp.*                                    757          14,814
   Apria Healthcare Group, Inc.*                            540          14,391

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   McKesson Corp.                                           280   $      14,196
   Coventry Health Care, Inc.*                              270          13,513
   Healthspring, Inc.*                                      648          13,187
   Medcath Corp.*                                           470          12,859
   Magellan Health Services, Inc.*                          290          12,534
   Molina Healthcare, Inc.*                                 300           9,753
   Sunrise Senior Living, Inc.*                              80           2,458
                                                                  -------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                               255,324
                                                                  -------------
   HEALTH CARE EQUIPMENT & SUPPLIES 2.3%
   Thermo Fisher Scientific, Inc.*                          510          23,098
   Boston Scientific Corp.*                               1,027          17,644
   West Pharmaceutical Services, Inc.                       300          15,369
   Bio-Rad Laboratories, Inc. --
      Class A*                                              180          14,854
   Zoll Medical Corp.*                                      240          13,978
   Kinetic Concepts, Inc.*                                  349          13,803
   Hillenbrand Industries, Inc.                             239          13,606
   Edwards Lifesciences Corp.*                              289          13,595
   Viasys Healthcare, Inc.*                                 470          13,075
   Advanced Medical Optics, Inc.*                           370          13,024
   Greatbatch, Inc.*                                        480          12,922
   Haemonetics Corp.*                                       260          11,705
   Datascope Corp.                                          260           9,474
   Medtronic, Inc.                                           50           2,675
   Vital Signs, Inc.                                         10             499
                                                                  -------------
   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                               189,321
                                                                  -------------
   BIOTECHNOLOGY 1.2%
   Amgen, Inc.*                                             420          28,690
   Biogen Idec, Inc.*                                       299          14,708
   Cephalon, Inc.*                                          189          13,308
   Martek Biosciences Corp.*                                540          12,604
   Digene Corp.*                                            259          12,411
   ImClone Systems, Inc.*                                   429          11,480
   Illumina, Inc.*                                          169           6,643
   Savient Pharmaceuticals, Inc.*                           130           1,457
   Celgene Corp.*                                            10             575
                                                                  -------------
   TOTAL BIOTECHNOLOGY                                                  101,876
                                                                  -------------
TOTAL HEALTH CARE                                                       816,241
                                                                  -------------
ENERGY 6.3%
   OIL & GAS 4.7%
   Exxon Mobil Corp.                                      1,310         100,385
   Chevron Corp.                                            639          46,986
   ConocoPhillips                                           540          38,853
   Occidental Petroleum Corp.                               400          19,532
   Marathon Oil Corp.                                       210          19,425
   El Paso Corp.                                          1,196          18,275
   Valero Energy Corp.                                      350          17,906
   Devon Energy Corp.                                       260          17,441
   Noble Energy, Inc.                                       310          15,212
   Anadarko Petroleum Corp.                                 349          15,188
   Newfield Exploration Co.*                                309          14,199


See Notes to Financial Statements.

                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 135

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2006
--------------------------------------------------------------------------------
   MULTI-CAP CORE EQUITY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   USEC, Inc.*                                            1,096  $       13,941
   Tesoro Corp.                                             200          13,154
   Cabot Oil & Gas Corp.                                    210          12,736
   Overseas Shipholding Group, Inc.                         219          12,330
   Delek US Holdings, Inc.                                  710          11,637
   Mariner Energy, Inc.*                                    409           8,016
                                                                  -------------
   TOTAL OIL & GAS                                                      395,216
                                                                  -------------
   ENERGY EQUIPMENT & SERVICES 1.6%
   ENSCO International, Inc.                                310          15,519
   SEACOR Holdings, Inc.*                                   140          13,880
   Allis-Chalmers Energy, Inc.*                             588          13,548
   Trico Marine Services, Inc.*                             339          12,987
   Hornbeck Offshore Services, Inc.*                        350          12,495
   Tidewater, Inc.                                          250          12,090
   Basic Energy Services, Inc.*                             490          12,078
   T-3 Energy Services, Inc. -- Class A*                    540          11,907
   Global Industries Ltd.*                                  879          11,462
   National-Oilwell Varco, Inc.*                            130           7,953
   Veritas DGC, Inc.*                                        60           5,138
                                                                  -------------
   TOTAL ENERGY EQUIPMENT & SERVICES                                    129,057
                                                                  -------------
TOTAL ENERGY                                                            524,273
                                                                  -------------
CONSUMER STAPLES 5.4%
   FOOD PRODUCTS 1.4%
   Seaboard Corp.                                            10          17,650
   General Mills, Inc.                                      280          16,128
   Archer-Daniels-Midland Co.                               489          15,629
   Hain Celestial Group, Inc.*                              440          13,732
   Kraft Foods, Inc. -- Class A                             380          13,566
   Imperial Sugar Co., Inc.                                 549          13,291
   Corn Products International, Inc.                        369          12,745
   J.M. Smucker Co.                                         230          11,148
                                                                  -------------
   TOTAL FOOD PRODUCTS                                                  113,889
                                                                  -------------
   TOBACCO 1.0%
   Altria Group, Inc.                                       620          53,209
   Loews Corp. - Carolina Group                             240          15,533
   Reynolds American, Inc.                                  220          14,403
                                                                  -------------
   TOTAL TOBACCO                                                         83,145
                                                                  -------------
   FOOD & DRUG RETAILING 0.9%
   Kroger Co.                                               900          20,763
   Wal-Mart Stores, Inc.                                    360          16,625
   Central European Distribution
      Corp.*                                                458          13,603
   Safeway, Inc.                                            390          13,478
   Ingles Markets, Inc. -- Class A                          420          12,512
                                                                  -------------
   TOTAL FOOD & DRUG RETAILING                                           76,981
                                                                  -------------
   HOUSEHOLD PRODUCTS 0.8%
   Procter & Gamble Co.                                     800          51,416
   Kimberly-Clark Corp.                                     260          17,667
                                                                  -------------
   TOTAL HOUSEHOLD PRODUCTS                                              69,083
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   BEVERAGES 0.8%
   Molson Coors Brewing Co. --
      Class B                                               190   $      14,524
   PepsiCo, Inc.                                            220          13,761
   Brown-Forman Corp. -- Class B                            200          13,248
   Pepsi Bottling Group, Inc.                               400          12,364
   Coca-Cola Co.                                            210          10,132
                                                                  -------------
   TOTAL BEVERAGES                                                       64,029
                                                                  -------------
   PERSONAL PRODUCTS 0.5%
   NBTY, Inc.*                                              420          17,459
   Prestige Brands Holdings, Inc. --
      Class A*                                            1,050          13,671
   Alberto-Culver Co.                                       618          13,256
                                                                  -------------
   TOTAL PERSONAL PRODUCTS                                               44,386
                                                                  -------------
TOTAL CONSUMER STAPLES                                                  451,513
                                                                  -------------
UTILITIES 3.8%
   MULTI-UTILITIES 1.6%
   Sempra Energy                                            360          20,174
   Xcel Energy, Inc.                                        750          17,295
   DTE Energy Co.                                           349          16,895
   Mirant Corp.*                                            528          16,669
   KeySpan Corp.                                            390          16,060
   NRG Energy, Inc.*                                        280          15,683
   CenterPoint Energy, Inc.                                 900          14,922
   Avista Corp.                                             528          13,364
   Puget Energy, Inc.                                        80           2,029
                                                                  -------------
   TOTAL MULTI-UTILITIES                                                133,091
                                                                  -------------
   ELECTRIC UTILITIES 1.6%
   Duke Energy Corp.                                        610          20,258
   FPL Group, Inc.                                          310          16,870
   FirstEnergy Corp.                                        270          16,281
   Westar Energy, Inc.                                      590          15,317
   Pinnacle West Capital Corp.                              290          14,700
   Cleco Corp.                                              560          14,129
   Sierra Pacific Resources*                                837          14,087
   IDACORP, Inc.                                            360          13,914
   TXU Corp.                                                120           6,505
                                                                  -------------
   TOTAL ELECTRIC UTILITIES                                             132,061
                                                                  -------------
   GAS UTILITIES 0.6%
   Southwest Gas Corp.                                      380          14,581
   WGL Holdings, Inc.                                       440          14,335
   Oneok, Inc.                                              330          14,230
   AGL Resources, Inc.                                      350          13,618
                                                                  -------------
   TOTAL GAS UTILITIES                                                   56,764
                                                                  -------------
TOTAL UTILITIES                                                         321,916
                                                                  -------------
MATERIALS 3.3%
   CHEMICALS 1.5%
   Lyondell Chemical Co.                                    600          15,342
   FMC Corp.                                                189          14,468
   OM Group, Inc.*                                          300          13,584


                                              See Notes to Financial Statements.

136 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 2006
--------------------------------------------------------------------------------
   MULTI-CAP CORE EQUITY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   Huntsman Corp.*                                          708   $      13,431
   Valspar Corp.                                            470          12,991
   Pioneer Cos., Inc.*                                      449          12,868
   PolyOne Corp.*                                         1,709          12,818
   Georgia Gulf Corp.                                       590          11,393
   Westlake Chemical Corp.                                  359          11,265
   Celanese Corp.                                           209           5,409
   Innospec, Inc.                                            80           3,724
                                                                  -------------
   TOTAL CHEMICALS                                                      127,293
                                                                  -------------
   METALS & MINING 1.3%
   United States Steel Corp.                                230          16,822
   Phelps Dodge Corp.                                       140          16,761
   Alcoa, Inc.                                              530          15,905
   Nucor Corp.                                              270          14,758
   Chaparral Steel Co.                                      330          14,609
   Steel Dynamics, Inc.                                     420          13,629
   Carpenter Technology Corp.                               120          12,303
   Freeport-McMoRan Copper &
      Gold, Inc. -- Class B                                  80           4,458
   NN, Inc.                                                 190           2,362
                                                                  -------------
   TOTAL METALS & MINING                                                111,607
                                                                  -------------
   CONTAINERS & PACKAGING 0.2%
   Temple-Inland, Inc.                                      359          16,525
                                                                  -------------
   TOTAL CONTAINERS & PACKAGING                                          16,525
                                                                  -------------
   PAPER & FOREST PRODUCTS 0.2%
   Buckeye Technologies, Inc.*                            1,086          13,010
                                                                  -------------
   TOTAL PAPER & FOREST PRODUCTS                                         13,010
                                                                  -------------
   CONSTRUCTION MATERIALS 0.1%
   Eagle Materials, Inc.                                    160           6,917
                                                                  -------------
   TOTAL CONSTRUCTION MATERIALS                                           6,917
                                                                  -------------
TOTAL MATERIALS                                                         275,352
                                                                  -------------
TELECOMMUNICATION SERVICES 2.1%
   DIVERSIFIED TELECOMMUNICATION SERVICES 1.5%
   Verizon Communications, Inc.                           1,008          37,538
   AT&T, Inc.                                               550          19,663
   CenturyTel, Inc.                                         340          14,844
   Citizens Communications Co.                              970          13,939
   General Communication, Inc. --
      Class A*                                              870          13,685
   Atlantic Tele-Network, Inc.                              420          12,306
   BellSouth Corp.                                          160           7,538
   Windstream Corp.                                         270           3,839
   Embarq Corp.                                              50           2,628
                                                                  -------------
   TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                         125,980
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   WIRELESS TELECOMMUNICATION SERVICES 0.6%
   Alltel Corp.                                             290   $      17,539
   Syniverse Holdings, Inc.*                                897          13,446
   USA Mobility, Inc.                                       510          11,409
   Sprint Nextel Corp.                                      130           2,456
   American Tower Corp. -- Class A*                          20             745
                                                                  -------------
   TOTAL WIRELESS TELECOMMUNICATION SERVICES                             45,595
                                                                  -------------
TOTAL TELECOMMUNICATION SERVICES                                        171,575
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $6,405,831)                                                  7,043,653
                                                                  -------------

                                                           FACE
                                                         AMOUNT
                                                  -------------
REPURCHASE AGREEMENTS 15.3%
Repurchase Agreement (Note 5)
   4.80% due 01/02/07                             $     336,946         336,946
   4.79% due 01/02/07                                   336,946         336,946
   4.65% due 01/02/07                                   336,946         336,946
   4.60% due 01/02/07                                   272,926         272,926
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $1,283,764)                                                  1,283,764
                                                                  -------------
TOTAL INVESTMENTS 99.6%
   (Cost $7,689,595)                                              $   8,327,417
                                                                  =============
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%                      $      30,501
                                                                  =============
NET ASSETS - 100.0%                                               $   8,357,918
--------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                                    GAIN (LOSS)
                                                      CONTRACTS        (NOTE 1)
--------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
March 2007 S&P 500 Index
   Mini Futures Contracts
   (Aggregate Market Value
   of Contracts $356,688)                                     5   $         429
March 2007 Russell 2000(R) Index
   Mini Futures Contracts
   (Aggregate Market Value
   of Contracts $79,300)                                      1            (979)
March 2007 S&P 400 Index
   Mini Futures Contracts
   (Aggregate Market Value
   of Contracts $890,560)                                    11         (15,813)
                                                                  -------------
(TOTAL AGGREGATE MARKET
   VALUE OF CONTRACTS $1,326,548)                                 $     (16,363)
                                                                  =============
*     NON-INCOME PRODUCING SECURITY.


See Notes to Financial Statements.

                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 137

SCHEDULE OF INVESTMENTS                                        December 31, 2006
--------------------------------------------------------------------------------
   SECTOR ROTATION FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                      SHARES           (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 100.8%

CONSUMER DISCRETIONARY 32.6%
   INTERNET & CATALOG RETAIL 8.5%
   Amazon.com, Inc.*+                                    43,400   $   1,712,564
   IAC/InterActiveCorp*+                                 44,100       1,638,756
   Expedia, Inc.*                                        63,100       1,323,838
   Nutri/System, Inc.*+                                  10,000         633,900
   Priceline.com, Inc.*+                                 13,600         593,096
   Coldwater Creek, Inc.*                                23,900         586,028
   VistaPrint Ltd.*+                                     15,400         509,894
   Netflix, Inc.*+                                       18,200         470,652
                                                                  -------------
   TOTAL INTERNET & CATALOG RETAIL                                    7,468,728
                                                                  -------------
   TEXTILES & APPAREL 8.1%
   Nike, Inc. -- Class B+                                12,000       1,188,360
   Coach, Inc.*+                                         21,700         932,232
   VF Corp.                                               8,100         664,848
   Polo Ralph Lauren Corp.                                8,100         629,046
   Liz Claiborne, Inc.+                                  11,475         498,703
   Jones Apparel Group, Inc.                             13,200         441,276
   Phillips-Van Heusen Corp.                              7,100         356,207
   Timberland Co. -- Class A*+                           10,481         330,990
   Gildan Activewear, Inc.*                               7,030         327,809
   Columbia Sportswear Co.+                               5,869         326,903
   Quiksilver, Inc.*+                                    20,300         319,725
   Under Armour, Inc.*                                    6,200         312,790
   Wolverine World Wide, Inc.+                           10,258         292,558
   Fossil, Inc.*                                         12,900         291,282
   Carter's, Inc.*                                        9,505         242,378
                                                                  -------------
   TOTAL TEXTILES & APPAREL                                           7,155,107
                                                                  -------------
   LEISURE EQUIPMENT & PRODUCTS 8.1%
   Mattel, Inc.                                          60,200       1,364,132
   Eastman Kodak Co.+                                    46,600       1,202,280
   Hasbro, Inc.                                          35,500         967,375
   Brunswick Corp.+                                      23,874         761,581
   Polaris Industries, Inc.+                             14,000         655,620
   Pool Corp.+                                           16,500         646,305
   Marvel Entertainment, Inc.*+                          22,900         616,239
   RC2 Corp.*                                            10,533         463,452
   Callaway Golf Co.+                                    31,000         446,710
                                                                  -------------
   TOTAL LEISURE EQUIPMENT & PRODUCTS                                 7,123,694
                                                                  -------------
   HOTELS, RESTAURANTS & LEISURE 7.9%
   McDonald's Corp.                                      19,200         851,136
   Carnival Corp.+                                       14,900         730,845
   Las Vegas Sands Corp.*+                                6,500         581,620
   Starbucks Corp.*+                                     16,100         570,262
   Marriott International, Inc. --
      Class A                                            10,000         477,200
   Harrah's Entertainment, Inc.                           5,400         446,688
   MGM Mirage, Inc.*                                      7,600         435,860

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   International Game
     Technology, Inc.                                     9,400   $     434,280
   Yum! Brands, Inc.                                      7,000         411,600
   Hilton Hotels Corp.+                                  11,600         404,840
   Starwood Hotels & Resorts
     Worldwide, Inc.                                      6,200         387,500
   Royal Caribbean Cruises Ltd.+                          7,900         326,902
   Wynn Resorts Ltd.+                                     3,200         300,320
   Wyndham Worldwide Corp.*                               8,700         278,574
   Tim Hortons, Inc.                                      8,800         254,848
                                                                  -------------
   TOTAL HOTELS, RESTAURANTS & LEISURE                                6,892,475
                                                                  -------------
TOTAL CONSUMER DISCRETIONARY                                         28,640,004
                                                                  -------------
TELECOMMUNICATION SERVICES 18.2%
   DIVERSIFIED TELECOMMUNICATION
     SERVICES 9.6%
   France Telecom SA                                     40,866       1,131,988
   AT&T, Inc.+                                           25,000         893,750
   Verizon Communications, Inc.+                         21,300         793,212
   Telefonica SA -- SP ADR                               11,800         752,250
   BellSouth Corp.                                       15,100         711,361
   Deutsche Telekom AG                                   36,700         667,940
   Nippon Telegraph -- SP ADR                            25,200         624,708
   BT Group PLC+                                          8,600         515,054
   Telefonos de Mexico SA
     de CV -- SP ADR                                     14,200         401,292
   Telekomunikasi Indonesia
     Tbk PT -- SP ADR                                     8,200         373,920
   BCE, Inc.                                             12,700         342,900
   Chunghwa Telecom Co. Ltd. --
     SP ADR                                              16,700         329,491
   Qwest Communications
     International, Inc.*                                35,900         300,483
   TELUS Corp.                                            6,700         299,289
   KT Corp. -- SP ADR*+                                   9,600         243,360
                                                                  -------------
   TOTAL DIVERSIFIED
     TELECOMMUNICATION SERVICES                                       8,380,998
                                                                  -------------
   WIRELESS TELECOMMUNICATION SERVICES 8.6%
   China Mobile Hong Kong Ltd. --
     SP ADR+                                             28,900       1,249,058
   Vodafone Group, Inc.+                                 41,380       1,149,537
   America Movil SA de CV --
     SP ADR+                                             18,800         850,136
   Sprint Nextel Corp.                                   37,600         710,264
   Mobile Telesystems -- SP ADR                           9,000         451,710
   Alltel Corp.                                           7,400         447,552
   Rogers Communications, Inc. --
     Class B*                                             6,600         393,360
   SK Telecom Co., Ltd. -- SP ADR+                       14,300         378,664
   American Tower Corp. -- Class A*                       9,500         354,160
   Vimpel--Communications --
     SP ADR*                                              4,400         347,380


                                              See Notes to Financial Statements.

138 | THE RYDEX  VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2006
--------------------------------------------------------------------------------
   SECTOR ROTATION FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   Turkcell Iletisim Hizmet AS, Inc. --
     SP ADR                                              21,700   $     290,346
   NII Holdings, Inc. -- Class B*+                        4,000         257,760
   Philippine Long Distance
     Telephone Co. -- SP ADR+                             4,800         245,424
   Crown Castle International
     Corp.*+                                              6,800         219,640
   U.S. Cellular Corp.*+                                  3,058         212,806
                                                                  -------------
   TOTAL WIRELESS TELECOMMUNICATION
      SERVICES                                                        7,557,797
                                                                  -------------
TOTAL TELECOMMUNICATION SERVICES                                     15,938,795
                                                                  -------------
FINANCIALS 17.3%
   REAL ESTATE 17.3%
   Brookfield Asset Management,
     Inc. -- Class A+                                    42,995       2,071,499
   Brookfield Properties Corp.+                          39,326       1,546,692
   CB Richard Ellis Group, Inc. --
     Class A*+                                           40,911       1,358,245
   Forest City Enterprises, Inc. --
     Class A+                                            20,525       1,198,660
   The St. Joe Co.+                                      17,400         932,118
   Jones Lang LaSalle, Inc.                               7,928         730,724
   Simon Property Group, Inc.+                            6,900         698,901
   Equity Office Properties Trust+                       13,300         640,661
   ProLogis                                               9,000         546,930
   Vornado Realty Trust+                                  4,500         546,750
   Equity Residential+                                   10,200         517,650
   General Growth Properties, Inc.+                       9,900         517,077
   Archstone-Smith Trust+                                 8,600         500,606
   Host Hotels & Resorts, Inc.+                          20,100         493,455
   KIMCO Realty Corp.                                    10,400         467,480
   Boston Properties, Inc.+                               4,100         458,708
   Public Storage, Inc.+                                  4,600         448,500
   AvalonBay Communities, Inc.+                           3,100         403,155
   Developers Diversified Realty
     Corp.+                                               6,100         383,995
   Plum Creek Timber Co., Inc. (REIT)                     9,100         362,635
   Macerich Co.+                                          3,800         328,966
                                                                  -------------
   TOTAL REAL ESTATE                                                 15,153,407
                                                                  -------------
TOTAL FINANCIALS                                                     15,153,407
                                                                  -------------
MATERIALS 15.7%
   CONSTRUCTION MATERIALS 8.2%
   Cemex SA de CV -- SP ADR*                             56,300       1,907,444
   Rinker Group Ltd. -- SP ADR                           19,000       1,349,950
   Vulcan Materials Co.                                  11,900       1,069,453
   Martin Marietta Materials, Inc.+                       7,800         810,498
   Florida Rock Industries, Inc.                         15,200         654,360
   Eagle Materials, Inc.+                                12,400         536,052
   Texas Industries, Inc.+                                7,200         462,456
   Headwaters, Inc.*                                     15,700         376,172
                                                                  -------------
   TOTAL CONSTRUCTION MATERIALS                                       7,166,385
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   METALS & MINING 7.5%
   BHP Billiton Ltd.+                                    23,428   $     931,263
   Rio Tinto PLC -- SP ADR+                               3,622         769,639
   Companhia Vale do Rio Doce --
     SP ADR                                              25,354         754,028
   POSCO -- SP ADR+                                       6,272         518,506
   Mittal Steel Co.N.V. -- Class A+                      12,129         511,601
   Alcoa, Inc.                                           14,063         422,031
   Anglo American PLC -- ADR                             17,237         420,755
   Nucor Corp.+                                           7,514         410,715
   Alcan, Inc.                                            7,467         363,942
   Barrick Gold Corp.+                                   11,377         349,274
   Newmont Mining Corp.+                                  7,128         321,829
   AngloGold Ashanti Ltd. --
     SP ADR                                               6,198         291,864
   Phelps Dodge Corp.                                     2,138         255,961
   Freeport-McMoRan Copper
   & Gold, Inc. -- Class B+                               4,584         255,466
                                                                  -------------
   TOTAL METALS & MINING                                              6,576,874
                                                                  -------------
TOTAL MATERIALS                                                      13,743,259
                                                                  -------------
INDUSTRIALS 8.9%
   ELECTRICAL EQUIPMENT 8.9%
   ABB Ltd. -- SP ADR+                                   95,139       1,710,599
   Emerson Electric Co.                                  27,940       1,231,316
   American Power Conversion
     Corp.+                                              22,200         679,098
   Rockwell Automation, Inc.+                            10,800         659,664
   Cooper Industries Ltd. -- Class A                      6,700         605,881
   Roper Industries, Inc.+                                9,417         473,110
   AMETEK, Inc.+                                         12,750         405,960
   Acuity Brands, Inc.+                                   6,599         343,412
   Hubbell, Inc. -- Class B                               7,500         339,075
   Thomas & Betts Corp.*                                  7,100         335,688
   General Cable Corp.*+                                  7,600         332,196
   Regal-Beloit Corp.+                                    5,700         299,307
   Energy Conversion Devices, Inc.*+                      6,400         217,472
   A.O. Smith Corp.                                       5,300         199,068
                                                                  -------------
   TOTAL ELECTRICAL EQUIPMENT                                         7,831,846
                                                                  -------------
TOTAL INDUSTRIALS                                                     7,831,846
                                                                  -------------
UTILITIES 8.1%
   ELECTRIC UTILITIES 8.1%
   E.ON AG                                               20,000         903,800
   Endesa SA -- SP ADR                                   14,547         676,726
   Exelon Corp.                                          10,100         625,089
   Korea Electric Power Corp. --
     SP ADR*+                                            22,900         520,059
   Southern Co.+                                         13,900         512,354
   FPL Group, Inc.+                                       8,478         461,373
   Scottish Power, Inc. -- SP ADR                         7,800         455,754
   Entergy Corp.                                          4,700         433,904
   FirstEnergy Corp.                                      7,100         428,130
   American Electric Power Co., Inc.                      9,400         400,252


See Notes to Financial Statements.

                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 139

SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 2006
--------------------------------------------------------------------------------
   SECTOR ROTATION FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

   Edison International                                   8,125   $     369,525
   PPL Corp.                                             10,036         359,690
   Progress Energy, Inc.+                                 7,100         348,468
   Enersis SA/Chile -- SP ADR+                           20,200         323,200
   Allegheny Energy, Inc.*                                6,000         275,460
                                                                  -------------
   TOTAL ELECTRIC UTILITIES                                           7,093,784
                                                                  -------------
TOTAL UTILITIES                                                       7,093,784
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $82,341,539)                                                88,401,095
                                                                  -------------

                                                           FACE
                                                         AMOUNT
                                                  -------------

SECURITIES LENDING COLLATERAL 25.9%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 8)                             $  22,672,786      22,672,786
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $22,672,786)                                                22,672,786
                                                                  -------------
TOTAL INVESTMENTS 126.7%
   (Cost $105,014,325)                                            $ 111,073,881
                                                                  =============
LIABILITIES IN EXCESS OF
OTHER ASSETS - (26.7)%                                            $ (23,401,319)
                                                                  =============
NET ASSETS - 100.0%                                               $  87,672,562

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2006 -- SEE
      NOTE 8.

      ADR  -- AMERICAN DEPOSITORY RECEIPT.

      REIT -- REAL ESTATE INVESTMENT TRUST.


                                              See Notes to Financial Statements.

140 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS                                        December 31, 2006
--------------------------------------------------------------------------------
   U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                           FACE           VALUE
                                                         AMOUNT        (NOTE 1)
--------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 47.9%
Fannie Mae*
   5.14% due 01/10/07                             $  20,000,000   $  19,977,155
Farmer Mac*
   5.14% due 01/16/07                                 5,000,000       4,990,005
Federal Farm Credit Bank*
   5.23% due 01/25/07                                25,000,000      24,916,465
Federal Home Loan Bank*
   5.14% due 01/24/07                                25,000,000      24,921,549
   5.12% due 01/19/07                                20,000,000      19,951,692
   5.15% due 01/17/07                                 5,000,000       4,989,271
                                                                  -------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $99,746,137)                                                99,746,137
                                                                  -------------
REPURCHASE AGREEMENTS 49.8%
Repurchase Agreement (Note 5)
   4.80% due 01/02/07                                27,218,472      27,218,472
   4.79% due 01/02/07                                27,218,472      27,218,472
   4.65% due 01/02/07                                27,218,472      27,218,472
   4.60% due 01/02/07                                22,046,950      22,046,950
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $103,702,366)                                              103,702,366
                                                                  -------------
TOTAL INVESTMENTS 97.7%
   (Cost $203,448,503)                                            $ 203,448,503
                                                                  =============
OTHER ASSETS IN EXCESS
   OF LIABILITIES - 2.3%                                          $   4,699,334
                                                                  =============
NET ASSETS - 100.0%                                               $ 208,147,837

* THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.


See Notes to Financial Statements.

                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 141

SCHEDULE OF INVESTMENTS                                        December 31, 2006
--------------------------------------------------------------------------------
   BANKING FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.5%

J.P. Morgan Chase & Co.                                  23,963   $   1,157,413
Bank of America Corp.                                    20,754       1,108,056
Wells Fargo & Co.+                                       28,085         998,703
Wachovia Corp.                                           15,540         885,003
U.S. Bancorp+                                            21,338         772,222
Fannie Mae                                               12,112         719,332
Regions Financial Corp.                                  18,210         681,054
Freddie Mac                                               9,401         638,328
Washington Mutual, Inc.+                                 13,659         621,348
SunTrust Banks, Inc.+                                     6,345         535,835
National City Corp.+                                     14,481         529,425
Countrywide Financial Corp.+                             11,813         501,462
Fifth Third Bancorp+                                     11,169         457,147
BB&T Corp.+                                              10,202         448,174
PNC Financial Services Group, Inc.+                       5,874         434,911
KeyCorp+                                                  9,563         363,681
M&T Bank Corp.+                                           2,888         352,798
Sovereign Bancorp, Inc.+                                 13,818         350,839
Marshall & Ilsley Corp.+                                  6,704         322,530
Synovus Financial Corp.+                                  9,669         298,095
Comerica, Inc.+                                           4,954         290,701
Zions Bancorporation                                      3,471         286,149
UnionBanCal Corp.                                         4,451         272,624
TD Banknorth, Inc.                                        8,262         266,697
Hudson City Bancorp, Inc.+                               19,137         265,622
Compass Bancshares, Inc.+                                 4,382         261,386
Mercantile Bankshares Corp.                               5,432         254,163
People's Bank+                                            5,488         244,875
Commerce Bancorp, Inc.+                                   6,562         231,442
MGIC Investment Corp.+                                    3,556         222,392
First Horizon National Corp.+                             5,259         219,721
Huntington Bancshares, Inc.+                              9,184         218,120
Associated Banc-Corp.+                                    5,869         204,711
New York Community Bancorp, Inc.+                        12,363         199,044
Popular, Inc.+                                           11,018         197,773
PMI Group, Inc.+                                          4,097         193,256
Radian Group, Inc.+                                       3,503         188,847
Colonial BancGroup, Inc.                                  7,312         188,211
BOK Financial Corp.                                       3,383         185,997
City National Corp.+                                      2,534         180,421
TCF Financial Corp.+                                      6,464         177,243
IndyMac Bancorp, Inc.+                                    3,868         174,679
Sky Financial Group, Inc.+                                6,080         173,523
Commerce Bancshares, Inc.                                 3,573         172,969
Bank of Hawaii Corp.+                                     3,094         166,921
Valley National Bancorp+                                  6,226         165,051
Cullen/Frost Bankers, Inc.                                2,934         163,776
Capital Federal Financial+                                4,183         160,711
Fulton Financial Corp.                                    9,533         159,201
Astoria Financial Corp.                                   5,265         158,792

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

Wilmington Trust Corp.+                                   3,731   $     157,336
Webster Financial Corp.                                   3,163         154,101
Downey Financial Corp.                                    1,934         140,370
Washington Federal, Inc.+                                 5,750         135,298
First Midwest Bancorp, Inc.+                              3,433         132,788
Whitney Holding Corp.                                     4,064         132,568
East-West Bancorp, Inc.+                                  3,726         131,975
South Financial Group, Inc.                               4,960         131,886
FirstMerit Corp.+                                         5,409         130,573
International Bancshares Corp.                            4,220         130,440
Cathay General Bancorp                                    3,576         123,408
NewAlliance Bancshares, Inc.                              7,522         123,361
United Bankshares, Inc.                                   3,160         122,134
Umpqua Holding Corp.                                      4,140         121,840
SVB Financial Group*+                                     2,612         121,771
UCBH Holdings, Inc.+                                      6,750         118,530
Westamerica Bancorporation+                               2,340         118,474
MAF Bancorp, Inc.+                                        2,643         118,116
First Niagara Financial Group, Inc.+                      7,922         117,721
Chittenden Corp.                                          3,786         116,192
Susquehanna Bancshares, Inc.                              4,220         113,434
Fremont General Corp.+                                    6,859         111,184
Sterling Financial Corp.+                                 3,201         108,226
Central Pacific Financial Corp.+                          2,736         106,047
Greater Bay Bancorp+                                      4,026         106,005
Glacier Bancorp, Inc.                                     4,244         103,723
Hanmi Financial Corp.                                     4,586         103,323
Wintrust Financial Corp.+                                 2,140         102,763
Prosperity Bancshares, Inc.                               2,940         101,459
FirstFed Financial Corp.*+                                1,509         101,058
Provident Bankshares Corp.                                2,800          99,680
Bankunited Financial Corp. --
   Class A+                                               3,526          98,587
Boston Private Financial
   Holdings, Inc.+                                        3,426          96,648
Fidelity Bankshares, Inc.                                 2,413          95,724
First Republic Bank+                                      2,393          93,518
First Commonwealth
   Financial Corp.+                                       6,962          93,500
Republic Bancorp, Inc.+                                   6,861          92,349
W Holding Co., Inc.+                                     15,350          91,486
Flagstar Bancorp, Inc.                                    6,079          90,212
Sterling Bancshares, Inc.                                 6,570          85,541
PrivateBancorp, Inc.                                      2,040          84,925
TrustCo Bank Corp.+                                       7,630          84,846
Irwin Financial Corp.                                     3,676          83,188
Brookline Bancorp, Inc.+                                  6,139          80,851
Community Bank System, Inc.                               3,466          79,718
BankAtlantic Bancorp, Inc. --
   Class A                                                5,709          78,841
Bank Mutual Corp.                                         6,479          78,461
First Bancorp Puerto Rico+                                7,863          74,934


                                              See Notes to Financial Statements.

142 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 2006
--------------------------------------------------------------------------------
   BANKING FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

Nara Bancorp, Inc.                                        3,560   $      74,475
Anchor BanCorp Wisconsin, Inc.+                           2,583          74,442
Independent Bank Corp.                                    2,880          72,835
Wilshire Bancorp, Inc.+                                   3,707          70,322
Franklin Bank Corp.*                                      3,256          66,878
Dime Community Bancshares                                 4,499          63,031
First Indiana Corp.                                       2,373          60,179
Sterling Bancorp+                                         2,900          57,130
Doral Financial Corp.+                                   11,768          33,774
Capital One Financial Corp.                                 184          14,135
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $21,451,026)                                                24,227,688
                                                                  -------------

                                                           FACE
                                                         AMOUNT
                                                  -------------
REPURCHASE AGREEMENTS 0.6%
Repurchase Agreement (Note 5)
   4.60% due 01/02/07                             $     150,523         150,523
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $150,523)                                                      150,523
                                                                  -------------
SECURITIES LENDING COLLATERAL 26.4%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 8)                                 6,424,227       6,424,227
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $6,424,227)                                                  6,424,227
                                                                  -------------
TOTAL INVESTMENTS 126.5%
   (Cost $28,025,776)                                             $  30,802,438
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (26.5)%                                         $  (6,454,037)
                                                                  =============
NET ASSETS - 100.0%                                               $  24,348,401

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2006 -- SEE
      NOTE 8.


See Notes to Financial Statements.

                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 143

SCHEDULE OF INVESTMENTS                                        December 31, 2006
--------------------------------------------------------------------------------
   BASIC MATERIALS FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.6%

   E.I. du Pont de Nemours and Co.+                      40,990   $   1,996,623
   Dow Chemical Co.                                      43,882       1,752,647
   Phelps Dodge Corp.                                    13,830       1,655,728
   Monsanto Co.                                          29,994       1,575,585
   Alcoa, Inc.                                           49,125       1,474,241
   Newmont Mining Corp.+                                 27,769       1,253,770
   Weyerhaeuser Co.                                      17,630       1,245,559
   Praxair, Inc.                                         20,609       1,222,732
   Nucor Corp.                                           22,110       1,208,533
   Southern Copper Corp.+                                22,315       1,202,555
   Air Products & Chemicals, Inc.                        16,215       1,139,590
   International Paper Co.+                              33,284       1,134,984
   Allegheny Technologies, Inc.+                         11,330       1,027,404
   Rohm & Haas Co.                                       19,114         977,108
   Ecolab, Inc.+                                         21,470         970,444
   The Mosaic Co.*+                                      44,920         959,491
   United States Steel Corp.+                            12,931         945,773
   Freeport-McMoRan Copper &
     Gold, Inc. -- Class B+                              16,617         926,065
   PPG Industries, Inc.+                                 13,839         888,602
   Vulcan Materials Co.+                                  9,839         884,231
   Sealed Air Corp.+                                     10,876         706,070
   Lyondell Chemical Co.+                                27,572         705,016
   MeadWestvaco Corp.+                                   23,085         693,935
   Pactiv Corp.*                                         19,442         693,885
   Celanese Corp.+                                       26,268         679,816
   Martin Marietta Materials, Inc.+                       6,440         669,180
   Temple-Inland, Inc.+                                  14,510         667,895
   Titanium Metals Corp.*+                               22,320         658,663
   International Flavors & Fragrances,
      Inc.                                               13,330         655,303
   Ashland, Inc.                                          9,432         652,506
   Eastman Chemical Co.+                                 10,957         649,860
   Sigma-Aldrich Corp.                                    8,348         648,807
   Ball Corp.                                            14,300         623,480
   Albemarle Corp.                                        8,231         590,986
   Huntsman Corp.*                                       30,870         585,604
   Sonoco Products Co.                                   15,129         575,810
   Steel Dynamics, Inc.                                  17,648         572,678
   Scotts Miracle-Gro Co. -- Class A                     10,890         562,468
   Crown Holdings, Inc.*                                 26,673         557,999
   Commercial Metals Co.                                 21,502         554,752
   Lubrizol Corp.                                        10,870         544,913
   Reliance Steel & Aluminum Co.+                        13,658         537,852
   Bemis Co.                                             15,740         534,845
   FMC Corp.                                              6,901         528,272
   Airgas, Inc.                                          12,980         525,950
   Owens-Illinois, Inc.*+                                27,893         514,626
   Valhi, Inc.                                           19,724         512,430
   Nalco Holding Co.*                                    24,509         501,454
   Cabot Corp.+                                          11,475         499,966
   RTI International Metals, Inc.*                        6,386         499,513
   Florida Rock Industries, Inc.                         11,469         493,740

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------
   Valspar Corp.                                         17,300   $     478,172
   Eagle Materials, Inc.                                 10,840         468,613
   RPM International, Inc.+                              22,050         460,624
   Cytec Industries, Inc.+                                8,135         459,709
   Chaparral Steel Co.                                   10,340         457,752
   Hercules, Inc.*+                                      23,678         457,222
   Louisiana-Pacific Corp.                               20,953         451,118
   Chemtura Corp.+                                       46,556         448,334
   Cleveland-Cliffs, Inc.+                                9,254         448,264
   Smurfit-Stone Container Corp.*+                       42,153         445,136
   Carpenter Technology Corp.                             4,314         442,271
   AptarGroup, Inc.+                                      7,336         433,117
   Packaging Corporation of America                      18,703         413,336
   Westlake Chemical Corp.                               12,680         397,898
   Century Aluminum Co.*+                                 8,676         387,383
   Texas Industries, Inc.+                                5,956         382,554
   H.B. Fuller Co.+                                      14,120         364,578
   Worthington Industries, Inc.+                         20,122         356,562
   Quanex Corp.                                           9,782         338,359
   Sensient Technologies Corp.                           13,710         337,266
   OM Group, Inc.*+                                       7,260         328,733
   Rock-Tenn Co. -- Class A                              12,110         328,302
   Bowater, Inc.+                                        14,530         326,925
   Olin Corp.                                            19,226         317,614
   Minerals Technologies, Inc.+                           5,320         312,763
   MacDermid, Inc.+                                       8,700         296,670
   Headwaters, Inc.*+                                    11,978         286,993
   Ferro Corp.                                           13,800         285,522
   Arch Chemicals, Inc.                                   8,127         270,710
   Amcol International Corp.+                             9,737         270,104
   Brush Engineered Materials, Inc.*                      7,930         267,796
   Wausau Paper Corp.                                    17,210         257,978
   Glatfelter+                                           16,170         250,635
   Deltic Timber Corp.+                                   4,487         250,285
   Ryerson Tull, Inc.+                                    9,710         243,624
   Buckeye Technologies, Inc.*                           18,654         223,475
   PolyOne Corp.*                                        29,435         220,762
   A. Schulman, Inc.                                      9,811         218,295
   Schweitzer-Mauduit International,
      Inc.                                                7,990         208,140
   Neenah Paper, Inc.+                                    5,800         204,856
   Myers Industries, Inc.                                12,743         199,555
   Georgia Gulf Corp.                                     9,890         190,976
   Tronox, Inc.                                          11,930         188,375
   A.M. Castle & Co.                                      7,102         180,746
   Chesapeake Corp.                                      10,430         177,519
   Material Sciences Corp.*                              10,848         140,373
   Quaker Chemical Corp.                                  6,280         138,600
   Caraustar Industries, Inc.*                           16,650         134,699
   Steel Technologies, Inc.                               7,252         127,273
   Penford Corp.                                          6,803         117,692
   Pope & Talbot, Inc.*+                                 15,000          82,050
   Wellman, Inc.                                         25,330          80,803
                                                                   ------------
TOTAL COMMON STOCKS
  (Cost $46,949,315)                                                 58,397,050
                                                                  -------------


                                              See Notes to Financial Statements.

144 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 2006
--------------------------------------------------------------------------------
   BASIC MATERIALS FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                           FACE           VALUE
                                                         AMOUNT        (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 0.7%
Repurchase Agreement (Note 5)
   4.60% due 01/02/07                             $     426,565   $     426,565
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $426,565)                                                      426,565
                                                                  -------------
SECURITIES LENDING COLLATERAL 18.6%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 8)                                10,871,653      10,871,653
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $10,871,653)                                                10,871,653
                                                                  -------------
TOTAL INVESTMENTS 118.9%
   (Cost $58,247,533)                                             $  69,695,268
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (18.9)%                                         $ (11,073,303)
                                                                  =============
NET ASSETS - 100.0%                                               $  58,621,965

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2006 -- SEE
      NOTE 8.


See Notes to Financial Statements.

                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 145

SCHEDULE OF INVESTMENTS                                        December 31, 2006
--------------------------------------------------------------------------------
   BIOTECHNOLOGY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.5%

Genentech, Inc.*+                                        13,792   $   1,118,945
Amgen, Inc.*+                                            15,636       1,068,095
Gilead Sciences, Inc.*                                    9,960         646,703
Celgene Corp.*+                                          10,992         632,370
Biogen Idec, Inc.*+                                      10,718         527,218
Genzyme Corp.*+                                           7,606         468,377
Medimmune, Inc.*+                                        11,052         357,753
Cephalon, Inc.*+                                          3,826         269,389
Vertex Pharmaceuticals, Inc.*                             7,012         262,389
Millennium Pharmaceuticals, Inc.*+                       21,763         237,217
Amylin Pharmaceuticals, Inc.*+                            6,478         233,661
ICOS Corp.*+                                              6,250         211,187
Invitrogen Corp.*                                         3,547         200,725
PDL BioPharma, Inc.*+                                     9,412         189,558
Techne Corp.*                                             3,405         188,807
Medarex, Inc.*+                                          12,481         184,594
Illumina, Inc.*+                                          4,554         179,018
ImClone Systems, Inc.*+                                   6,667         178,409
InterMune, Inc.*+                                         5,546         170,540
OSI Pharmaceuticals, Inc.*+                               4,767         166,750
Human Genome Sciences, Inc.*+                            13,059         162,454
Affymetrix, Inc.*+                                        6,848         157,915
BioMarin Pharmaceuticals, Inc.*                           9,470         155,213
Crucell -- SP ADR*+                                       6,088         155,122
Myriad Genetics, Inc.*+                                   4,908         153,620
Alexion Pharmaceuticals, Inc.*+                           3,724         150,412
Regeneron Pharmaceuticals, Inc.*+                         7,366         147,836
Nektar Therapeutics*+                                     9,659         146,913
United Therapeutics Corp.*+                               2,587         140,655
Digene Corp.*                                             2,837         135,949
Alkermes, Inc.*+                                          9,768         130,598
Applera Corp. - Celera Genomics
   Group*                                                 9,086         127,113
Pharmion Corp.*+                                          4,715         121,364
Zymogenetics, Inc.*+                                      7,702         119,920
QLT, Inc.*+                                              13,166         111,384

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

Cubist Pharmaceuticals, Inc.*+                            6,123   $     110,888
CV Therapeutics, Inc.*+                                   7,882         110,033
Exelixis, Inc.*                                          12,017         108,153
Progenics Pharmaceuticals, Inc.*                          4,044         104,093
MannKind Corp.*+                                          6,247         103,013
Arena Pharmaceuticals, Inc.*+                             7,680          99,149
Angiotech Pharmaceuticals, Inc.*                         12,012          98,679
Keryx Biopharmaceuticals, Inc.*+                          7,386          98,234
Idenix Pharmaceuticals, Inc.*                             9,293          80,756
Luminex Corp.*+                                           5,040          64,008
Onyx Pharmaceuticals, Inc.*+                              5,990          63,374
Telik, Inc.*+                                             6,628          29,362
Nuvelo, Inc.*+                                            6,526          26,104
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $7,564,300)                                                 10,704,019
                                                                  -------------

                                                           FACE
                                                         AMOUNT
                                                  -------------
REPURCHASE AGREEMENTS 0.9%

Repurchase Agreement (Note 5)
   4.60% due 01/02/07                             $      98,752          98,752
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $98,752)                                                        98,752
                                                                  -------------


SECURITIES LENDING COLLATERAL 57.8%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 8)                                 6,212,852       6,212,852
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $6,212,852)                                                  6,212,852
                                                                  -------------
TOTAL INVESTMENTS 158.2%
   (Cost $13,875,904)                                             $  17,015,623
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (58.2)%                                         $  (6,261,426)
                                                                  =============
NET ASSETS - 100.0%                                               $  10,754,197

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2006 -- SEE
      NOTE 8.


                                              See Notes to Financial Statements.

146 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS                                        December 31, 2006
--------------------------------------------------------------------------------
   COMMODITIES FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS 21.6%
IShares GSCI Commodity Indexed
   Trust*                                               109,540   $   4,384,886
                                                                  -------------
TOTAL EXCHANGE TRADED FUNDS
   (Cost $4,483,361)                                                  4,384,886
                                                                  -------------
                                                           FACE
                                                         AMOUNT
                                                  -------------
COMMODITY LINKED SECURITIES 22.4%
Credit Suisse, Goldman Sachs
   Commodity Index Total Return
   Linked Notes 5.12%
   due 10/15/07                                   $   2,180,400       1,872,147
Swedish Export Credit Corp.,
   Goldman Sachs Commodity
   Index Total Return
   Linked Notes 5.10%
   due 10/22/07                                       2,100,000       1,825,926
Credit Suisse, Goldman Sachs
   Commodity Index Total Return
   Linked Notes 5.12%
   due 11/26/07                                       1,058,212         848,239
                                                                  -------------
TOTAL COMMODITY LINKED SECURITIES
   (Cost $5,209,683)                                                  4,546,310
                                                                  -------------
FEDERAL AGENCY DISCOUNT NOTES 19.7%
Farmer Mac**
   5.15% due 01/23/07                                 2,000,000       1,993,992
Federal Home Loan Bank**
   5.15% due 01/17/07                                 2,000,000       1,995,708
                                                                  -------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $3,989,700)                                                  3,989,700
                                                                  -------------
REPURCHASE AGREEMENTS 27.0%
Repurchase Agreement (Note 5)
   4.80% due 01/02/07                                 1,435,558       1,435,558
   4.79% due 01/02/07                                 1,435,558       1,435,558
   4.65% due 01/02/07                                 1,435,558       1,435,558
   4.60% due 01/02/07                                 1,162,800       1,162,800
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $5,469,474)                                                  5,469,474
                                                                  -------------
TOTAL INVESTMENTS 90.7%
   (Cost $19,152,218)                                             $  18,390,370
                                                                  =============
OTHER ASSETS IN EXCESS
   OF LIABILITIES - 9.3%                                          $   1,878,900
                                                                  =============
NET ASSETS - 100.0%                                               $  20,269,270

 *    NON-INCOME PRODUCING SECURITY.

** THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.


See Notes to Financial Statements.

                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 147

SCHEDULE OF INVESTMENTS                                        December 31, 2006
--------------------------------------------------------------------------------
   CONSUMER PRODUCTS FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.5%

Procter & Gamble Co.                                     45,776   $   2,942,024
Altria Group, Inc.+                                      32,872       2,821,075
Coca-Cola Co.+                                           45,549       2,197,739
PepsiCo, Inc.                                            31,624       1,978,081
Kraft Foods, Inc. -- Class A+                            42,838       1,529,317
Anheuser-Busch Cos., Inc.                                25,307       1,245,104
Colgate-Palmolive Co.                                    18,145       1,183,780
Kimberly-Clark Corp.+                                    16,658       1,131,911
Sysco Corp.+                                             27,044         994,137
General Mills, Inc.+                                     15,780         908,928
Reynolds American, Inc.+                                 13,744         899,820
Kellogg Co.+                                             17,786         890,367
Archer-Daniels-Midland Co.                               26,146         835,626
Safeway, Inc.+                                           24,076         832,067
Campbell Soup Co.+                                       20,981         815,951
Kroger Co.+                                              35,087         809,457
WM Wrigley Jr Co.                                        15,438         798,453
H.J. Heinz Co.+                                          17,664         795,057
Avon Products, Inc.                                      24,036         794,149
ConAgra Foods, Inc.+                                     28,732         775,764
Sara Lee Corp.                                           43,268         736,854
Hershey Co.+                                             13,191         656,912
UST, Inc.+                                               10,789         627,920
Clorox Co.                                                9,751         625,527
Coca-Cola Enterprises, Inc.                              30,042         613,458
Supervalu, Inc.                                          16,741         598,491
Estee Lauder Cos., Inc. -- Class A                       14,422         588,706
Molson Coors Brewing Co. --
   Class B+                                               7,127         544,788
Brown-Forman Corp. -- Class B                             8,060         533,894
Constellation Brands, Inc. --
   Class A*+                                             17,543         509,098
Pepsi Bottling Group, Inc.+                              16,187         500,340
Loews Corp. - Carolina Group                              7,576         490,319
Tyson Foods, Inc. -- Class A+                            29,743         489,272
Dean Foods Co.*                                          11,201         473,578
Hormel Foods Corp.                                       12,321         460,066
Whole Foods Market, Inc.+                                 9,701         455,268
McCormick & Co., Inc.                                    11,724         452,077
Energizer Holdings, Inc.*+                                5,690         403,933
NBTY, Inc.*                                               9,542         396,661
Hansen Natural Corp.*                                    10,520         354,314
Church & Dwight Co., Inc.+                                8,210         350,156
J.M. Smucker Co.                                          6,950         336,866
Smithfield Foods, Inc.*                                  12,772         327,730
Corn Products International, Inc.                         9,370         323,640
PepsiAmericas, Inc.                                      15,201         318,917
Del Monte Foods Co.                                      27,525         303,601

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

Tootsie Roll Industries, Inc.                             8,557   $     279,814
United Natural Foods, Inc.*+                              7,446         267,460
Universal Corp.+                                          5,280         258,773
Flowers Foods, Inc.                                       9,502         256,459
Delta & Pine Land Co.                                     6,009         243,064
Lancaster Colony Corp.                                    5,460         241,933
Hain Celestial Group, Inc.*+                              7,719         240,910
Ralcorp Holdings, Inc.*                                   4,670         237,656
Ruddick Corp.+                                            8,504         235,986
TreeHouse Foods, Inc.*+                                   7,326         228,571
Casey's General Stores, Inc.+                             9,462         222,830
Alliance One International, Inc.*                        30,278         213,763
Great Atlantic & Pacific Tea Co.+                         8,254         212,458
USANA Health Sciences, Inc.*+                             3,950         204,057
J&J Snack Foods Corp.                                     4,842         200,459
Playtex Products, Inc.*                                  13,695         197,071
Performance Food Group Co.*                               7,097         196,161
Alberto-Culver Co.                                        8,534         183,054
Spectrum Brands, Inc.*+                                  15,561         169,615
Lance, Inc.                                               7,536         151,323
WD-40 Co.                                                 4,330         150,987
Sanderson Farms, Inc.+                                    4,950         149,936
Nash Finch Co.+                                           4,734         129,238
Peet's Coffee & Tea, Inc.*+                               4,680         122,803
American Italian Pasta Co. --
   Class A*                                               9,690          86,241
Sally Beauty Holdings, Inc.*                              8,534          66,565
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $35,825,581)                                                42,798,380
                                                                  -------------
                                                           FACE
                                                         AMOUNT
                                                  -------------
REPURCHASE AGREEMENTS 0.8%
Repurchase Agreement (Note 5)
   4.60% due 01/02/07                             $     340,359         340,359
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $340,359)                                                      340,359
                                                                  -------------
SECURITIES LENDING COLLATERAL 27.8%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 8)                                11,958,394      11,958,394
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $11,958,394)                                                11,958,394
                                                                  -------------
TOTAL INVESTMENTS 128.1%
   (Cost $48,124,334)                                             $  55,097,133
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (28.1)%                                         $ (12,090,095)
                                                                  =============
NET ASSETS - 100.0%                                               $  43,007,038

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2006 -- SEE
      NOTE 8.


                                              See Notes to Financial Statements.

148 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS                                        December 31, 2006
--------------------------------------------------------------------------------
   ELECTRONICS FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.5%

Intel Corp.*                                             17,434   $     353,038
Texas Instruments, Inc.                                   7,069         203,587
Applied Materials, Inc.+                                  9,684         178,670
Nvidia Corp.*                                             3,594         133,014
Broadcom Corp. -- Class A*+                               4,093         132,245
Analog Devices, Inc.+                                     3,608         118,595
KLA-Tencor Corp.+                                         2,203         109,599
Maxim Integrated Products, Inc.                           3,519         107,752
MEMC Electronic Materials, Inc.*                          2,563         100,316
Linear Technology Corp.+                                  3,259          98,813
Xilinx, Inc.                                              4,097          97,550
Micron Technology, Inc.*+                                 6,743          94,132
Advanced Micro Devices, Inc.*+                            4,604          93,691
Lam Research Corp.*+                                      1,842          93,242
Altera Corp.*                                             4,602          90,567
National Semiconductor Corp.+                             3,864          87,713
Microchip Technology, Inc.+                               2,681          87,669
Novellus Systems, Inc.*+                                  2,198          75,655
Agere Systems, Inc.*                                      3,510          67,287
LSI Logic Corp.*+                                         7,259          65,331
Teradyne, Inc.*+                                          4,029          60,274
Intersil Corp. -- Class A                                 2,490          59,561
Varian Semiconductor Equipment
   Associates, Inc.*                                      1,275          58,038
International Rectifier Corp.*+                           1,498          57,718
Integrated Device Technology, Inc.*                       3,670          56,812
Atmel Corp.*                                              9,347          56,549
Cypress Semiconductor Corp.*+                             2,934          49,497
Silicon Laboratories, Inc.*+                              1,399          48,475
Rambus, Inc.*                                             2,527          47,836
Fairchild Semiconductor International,
   Inc.*                                                  2,665          44,799
Cymer, Inc.*+                                               985          43,291
PMC - Sierra, Inc.*                                       6,176          41,441
Skyworks Solutions, Inc.*                                 5,800          41,064
Microsemi Corp.*                                          2,022          39,732
Spansion, Inc.*                                           2,505          37,224
Brooks Automation, Inc.*                                  2,502          36,029
ATMI, Inc.*                                               1,166          35,598
RF Micro Devices, Inc.*+                                  5,235          35,546
Cree, Inc.*+                                              2,041          35,350
FEI Co.*+                                                 1,317          34,729
Cabot Microelectronics Corp.*+                              955          32,413

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------
Semtech Corp.*                                            2,478   $      32,387
Micrel, Inc.*                                             3,004          32,383
Advanced Energy Industries, Inc.*+                        1,687          31,834
Photronics, Inc.*+                                        1,789          29,232
Diodes, Inc.*+                                              802          28,455
Lattice Semiconductor Corp.*                              4,263          27,624
Standard Microsystems Corp.*                                918          25,686
DSP Group, Inc.*                                          1,181          25,628
Actel Corp.*+                                             1,348          24,480
Supertex, Inc.*                                             618          24,256
Triquint Semiconductor, Inc.*                             5,385          24,232
Veeco Instruments, Inc.*+                                 1,286          24,087
Cohu, Inc.                                                1,172          23,627
Axcelis Technologies, Inc.*+                              3,948          23,017
Exar Corp.*                                               1,714          22,282
Kulicke & Soffa Industries, Inc.*                         2,645          22,218
Rudolph Technologies, Inc.*                               1,306          20,791
Pericom Semiconductor Corp.*                              1,702          19,522
Ultratech, Inc.*                                          1,386          17,297
Kopin Corp.*                                              4,687          16,733
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $2,506,089)                                                  3,836,213
                                                                  -------------
                                                           FACE
                                                         AMOUNT
                                                  -------------
REPURCHASE AGREEMENTS 1.3%
Repurchase Agreement (Note 5)
   4.60% due 01/02/07                             $      51,731          51,731
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $51,731)                                                        51,731
                                                                  -------------
SECURITIES LENDING COLLATERAL 29.2%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 8)                                 1,125,927       1,125,927
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $1,125,927)                                                  1,125,927
                                                                  -------------
TOTAL INVESTMENTS 130.0%
   (Cost $3,683,747)                                              $   5,013,871
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (30.0)%                                         $  (1,158,281)
                                                                  =============
NET ASSETS - 100.0%                                               $   3,855,590

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2006 -- SEE
      NOTE 8.


See Notes to Financial Statements.

                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 149

SCHEDULE OF INVESTMENTS                                        December 31, 2006
--------------------------------------------------------------------------------
   ENERGY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.5%

Exxon Mobil Corp.+                                       67,005   $   5,134,593
BP PLC+                                                  50,482       3,387,342
Total SA+                                                43,165       3,104,427
Chevron Corp.                                            41,403       3,044,363
ConocoPhillips                                           37,483       2,696,902
Royal Dutch Shell PLC -- SP ADR                          37,853       2,679,614
Schlumberger Ltd.+                                       31,126       1,965,918
Repsol YPF SA -- SP ADR+                                 45,511       1,570,129
Occidental Petroleum Corp.                               29,812       1,455,720
Marathon Oil Corp.                                       15,411       1,425,517
Halliburton Co.                                          42,898       1,331,983
Devon Energy Corp.+                                      18,783       1,259,964
Valero Energy Corp.                                      24,580       1,257,513
Transocean, Inc.*                                        14,732       1,191,671
Baker Hughes, Inc.+                                      15,663       1,169,400
Apache Corp.                                             16,228       1,079,324
Anadarko Petroleum Corp.                                 23,094       1,005,051
XTO Energy, Inc.                                         20,956         985,980
Williams Cos., Inc.                                      35,610         930,133
Hess Corp.                                               18,520         918,036
EOG Resources, Inc.+                                     13,758         859,187
Weatherford International Ltd.*                          20,497         856,570
Kinder Morgan, Inc.                                       8,020         848,115
Noble Corp.+                                             10,407         792,493
Chesapeake Energy Corp.+                                 27,230         791,032
El Paso Corp.+                                           50,850         776,988
Peabody Energy Corp.                                     19,050         769,811
Diamond Offshore Drilling, Inc.+                          9,496         759,110
National-Oilwell Varco, Inc.*                            12,359         756,124
Murphy Oil Corp.+                                        14,095         716,731
Noble Energy, Inc.+                                      14,000         686,980
Smith International, Inc.+                               16,678         684,965
Nabors Industries Ltd.*+                                 22,544         671,360
ENSCO International, Inc.+                               13,290         665,297
BJ Services Co.+                                         22,467         658,732
Sunoco, Inc.                                             10,306         642,682
Newfield Exploration Co.*+                               13,099         601,899
Southwestern Energy Co.*+                                16,892         592,065
Cameron International Corp.*+                            10,786         572,197
Consol Energy, Inc.+                                     17,100         549,423
Grant Prideco, Inc.*                                     13,149         522,936
Pride International, Inc.*+                              17,405         522,324
Tesoro Corp.+                                             7,700         506,429
Pioneer Natural Resources Co.+                           12,750         506,048
FMC Technologies, Inc.*                                   8,027         494,704
Arch Coal, Inc.+                                         15,900         477,477
CNX Gas Corp.*                                           18,201         464,126
Range Resources Corp.                                    16,675         457,896
Plains Exploration & Production Co.*                      9,500         451,535

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

Veritas DGC, Inc.*                                        5,194   $     444,762
Rowan Cos., Inc.                                         13,265         440,398
Patterson-UTI Energy, Inc.                               18,815         437,072
Cabot Oil & Gas Corp.+                                    7,100         430,615
Holly Corp.                                               8,200         421,480
Frontier Oil Corp.+                                      14,600         419,604
Pogo Producing Co.+                                       8,500         411,740
Superior Energy Services, Inc.*                          12,461         407,225
Quicksilver Resources, Inc.*+                            11,105         406,332
Denbury Resources, Inc.*                                 14,500         402,955
Cimarex Energy Co.+                                      10,900         397,850
Tidewater, Inc.+                                          8,008         387,267
SEACOR Holdings, Inc.*                                    3,808         377,525
Helmerich & Payne, Inc.                                  15,264         373,510
Oceaneering International, Inc.*                          9,408         373,498
Helix Energy Solutions Group, Inc.*+                     11,752         368,660
Dresser-Rand Group, Inc.*+                               14,527         355,476
W&T Offshore, Inc.                                       11,522         353,956
Unit Corp.*                                               7,185         348,113
Forest Oil Corp.*                                        10,050         328,434
Todco -- Class A*                                         9,506         324,820
Massey Energy Co.+                                       13,900         322,897
Hanover Compressor Co.*+                                 16,919         319,600
Overseas Shipholding Group, Inc.                          5,674         319,446
St. Mary Land & Exploration Co.                           8,665         319,219
Hydril*+                                                  4,235         318,430
Tetra Technologies, Inc.*+                               12,258         313,560
Atwood Oceanics, Inc.*+                                   5,848         286,377
Cheniere Energy, Inc.*+                                   9,654         278,711
Input/Output, Inc.*+                                     20,181         275,067
Lone Star Technologies, Inc.*                             5,654         273,710
Foundation Coal Holdings, Inc.                            8,500         269,960
Swift Energy Co.*+                                        5,948         266,530
Penn Virginia Corp.                                       3,760         263,350
World Fuel Services Corp.+                                5,900         262,314
Global Industries Ltd.*                                  19,430         253,367
Lufkin Industries, Inc.+                                  3,742         217,335
CARBO Ceramics, Inc.+                                     5,800         216,746
Bristow Group, Inc.*                                      5,779         208,564
Stone Energy Corp.*                                       5,800         205,030
Petroleum Development Corp.*                              4,506         193,983
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $45,849,261)                                                69,844,304
                                                                  -------------

                                                           FACE
                                                         AMOUNT
                                                  -------------
REPURCHASE AGREEMENTS 0.2%
Repurchase Agreement (Note 5)
   4.60% due 01/02/07                             $     126,050         126,050
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $126,050)                                                      126,050
                                                                  -------------


                                              See Notes to Financial Statements.

150 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 2006
--------------------------------------------------------------------------------
   ENERGY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                           FACE           VALUE
                                                         AMOUNT        (NOTE 1)
--------------------------------------------------------------------------------

SECURITIES LENDING COLLATERAL 24.6%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 8)                             $  17,273,359   $  17,273,359
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $17,273,359)                                                17,273,359
                                                                  -------------
TOTAL INVESTMENTS 124.3%
   (Cost $63,248,670)                                             $  87,243,713
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (24.3)%                                         $ (17,054,036)
                                                                  =============
NET ASSETS - 100.0%                                               $  70,189,677


*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2006 -- SEE
      NOTE 8.

      ADR -- AMERICAN DEPOSITORY RECEIPT.


See Notes to Financial Statements.

                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 151

SCHEDULE OF INVESTMENTS                                        December 31, 2006
--------------------------------------------------------------------------------
   ENERGY SERVICES FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.5%

Schlumberger Ltd.+                                       65,952   $   4,165,528
Halliburton Co.                                          90,881       2,821,855
Transocean, Inc.*                                        31,307       2,532,423
Baker Hughes, Inc.+                                      33,157       2,475,502
Weatherford International Ltd.*                          43,475       1,816,820
Noble Corp.                                              22,040       1,678,346
Diamond Offshore Drilling, Inc.+                         20,171       1,612,470
National-Oilwell Varco, Inc.*                            26,128       1,598,511
Smith International, Inc.+                               35,450       1,455,931
Nabors Industries Ltd.*+                                 47,867       1,425,479
ENSCO International, Inc.+                               28,244       1,413,895
BJ Services Co.+                                         47,565       1,394,606
Cameron International Corp.*+                            22,940       1,216,967
Grant Prideco, Inc.*+                                    27,970       1,112,367
Pride International, Inc.*+                              36,816       1,104,848
FMC Technologies, Inc.*                                  17,054       1,051,038
Veritas DGC, Inc.*                                       11,166         956,145
Rowan Cos., Inc.+                                        28,206         936,439
Patterson-UTI Energy, Inc.+                              39,906         927,016
Superior Energy Services, Inc.*                          26,315         859,974
Tidewater, Inc.+                                         17,038         823,958
SEACOR Holdings, Inc.*                                    8,284         821,276
Oceaneering International, Inc.*                         20,016         794,635
Helmerich & Payne, Inc.                                  32,264         789,500
Dresser-Rand Group, Inc.*+                               30,895         756,001
Unit Corp.*                                              15,147         733,872
Todco -- Class A*                                        20,189         689,858
Hydril*+                                                  9,073         682,199
Hanover Compressor Co.*+                                 35,925         678,623
Tetra Technologies, Inc.*+                               26,025         665,720
Atwood Oceanics, Inc.*+                                  12,541         614,133
Lone Star Technologies, Inc.*                            12,071         584,357
Input/Output, Inc.*+                                     42,700         582,001
Global Industries Ltd.*                                  41,211         537,391
Lufkin Industries, Inc.+                                  8,007         465,047
CARBO Ceramics, Inc.+                                    12,414         463,911
Bristow Group, Inc.*+                                    12,454         449,465
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $25,773,136)                                                43,688,107
                                                                  -------------

                                                                         MARKET
                                                           FACE           VALUE
                                                         AMOUNT        (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 0.5%
Repurchase Agreement (Note 5)
   4.60% due 01/02/07                             $     228,891   $     228,891
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $228,891)                                                      228,891
                                                                  -------------
SECURITIES LENDING COLLATERAL 27.0%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 8)                                11,849,821      11,849,821
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $11,849,821)                                                11,849,821
                                                                  -------------
TOTAL INVESTMENTS 127.0%
   (Cost $37,851,848)                                             $  55,766,819
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (27.0)%                                         $ (11,856,598)
                                                                  =============
NET ASSETS - 100.0%                                               $  43,910,221

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2006 -- SEE
      NOTE 8.


                                              See Notes to Financial Statements.

152 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS                                        December 31, 2006
--------------------------------------------------------------------------------
   FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                      SHARES           (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS 99.7%

Bank of America Corp.                                 20,576   $      1,098,553
Citigroup, Inc.                                       17,630            981,991
Wells Fargo & Co.+                                    22,673            806,252
American International Group, Inc.                    11,042            791,270
Morgan Stanley+                                        9,150            745,084
J.P. Morgan Chase & Co.                               14,604            705,373
Wachovia Corp.                                        12,051            686,304
Fannie Mae+                                           10,365            615,577
Regions Financial Corp.                               15,761            589,461
Freddie Mac                                            8,280            562,212
Prudential Financial, Inc.                             6,480            556,373
Goldman Sachs Group, Inc.+                             2,680            534,258
Lehman Brothers Holdings, Inc.+                        6,744            526,841
Merrill Lynch & Co., Inc.+                             5,340            497,154
MetLife, Inc.                                          8,290            489,193
National City Corp.+                                  12,713            464,787
Capital One Financial Corp.                            5,903            453,468
American Express Co.                                   7,236            439,008
Chubb Corp.                                            7,910            418,518
Lincoln National Corp.                                 6,130            407,032
U.S. Bancorp+                                         11,210            405,690
Vornado Realty Trust+                                  3,316            402,894
Franklin Resources, Inc.+                              3,610            397,714
Marsh & McLennan Cos., Inc.+                          12,910            395,821
AFLAC, Inc.+                                           8,550            393,300
Chicago Mercantile Exchange
  Holdings, Inc.+                                        762            388,429
Loews Corp.                                            9,314            386,252
ProLogis+                                              6,190            376,166
Genworth Financial, Inc. -- Class A                   10,810            369,810
Equity Residential+                                    7,210            365,907
General Growth Properties, Inc.+                       6,853            357,932
Host Hotels & Resorts, Inc.+                          14,554            357,301
Archstone-Smith Trust+                                 6,120            356,245
Washington Mutual, Inc.                                7,682            349,454
Marshall & Ilsley Corp.+                               7,150            343,986
Ameriprise Financial, Inc.                             6,310            343,895
Legg Mason, Inc.+                                      3,610            343,130
Aon Corp.+                                             9,570            338,204
Synovus Financial Corp.+                              10,690            329,573
Cbot Holdings, Inc.*                                   2,170            328,690
Realogy Corp.*                                        10,760            326,243
T. Rowe Price Group, Inc.+                             7,390            323,460
NYSE Group, Inc.*+                                     3,300            320,760
Fifth Third Bancorp+                                   7,772            318,108
M&T Bank Corp.                                         2,568            313,707
E*Trade Financial Corp.*                              13,975            313,319
Simon Property Group, Inc.+                            3,060            309,947
TD Ameritrade Holding Corp.+                          19,062            308,423
SAFECO Corp.+                                          4,800            300,240
Assurant, Inc.                                         5,300            292,825
KIMCO Realty Corp.+                                    6,480            291,276

                                                                         MARKET
                                                                          VALUE
                                                      SHARES           (NOTE 1)
--------------------------------------------------------------------------------

St. Paul Travelers Cos., Inc.                          5,420   $        291,000
SL Green Realty Corp.+                                 2,190            290,788
Cincinnati Financial Corp.                             6,410            290,437
Allstate Corp.+                                        4,440            289,088
People's Bank+                                         6,470            288,691
W.R. Berkley Corp.                                     8,255            284,880
Duke Realty Corp.+                                     6,810            278,529
BB&T Corp.+                                            6,320            277,638
Huntington Bancshares, Inc.+                          11,587            275,191
Old Republic International Corp.                      11,742            273,354
AMB Property Corp.                                     4,660            273,123
Hudson City Bancorp, Inc.+                            19,635            272,534
CapitalSource, Inc.+                                   9,790            267,365
Associated Banc-Corp.+                                 7,610            265,437
Popular, Inc.+                                        14,530            260,813
United Dominion Realty Trust, Inc.+                    8,200            260,678
Federal Realty Investment Trust+                       3,050            259,250
Liberty Property Trust+                                5,255            258,231
Torchmark Corp.                                        4,050            258,228
Weingarten Realty Investors                            5,590            257,755
Camden Property Trust                                  3,475            256,629
New York Community Bancorp, Inc.+                     15,770            253,897
Apartment Investment &
  Management Co. -- Class A+                           4,510            252,650
Global Signal, Inc.                                    4,770            251,236
Reckson Associates Realty Corp.                        5,470            249,432
Radian Group, Inc.+                                    4,608            248,417
Reinsurance Group of America, Inc.                     4,450            247,865
Raymond James Financial, Inc.                          8,133            246,511
Sky Financial Group, Inc.+                             8,600            245,444
Brown & Brown, Inc.                                    8,680            244,863
SunTrust Banks, Inc.+                                  2,886            243,723
Hospitality Properties Trust                           5,120            243,354
Nasdaq Stock Market, Inc.*+                            7,870            242,317
Federated Investors, Inc. -- Class B                   7,160            241,865
Bank of New York Co., Inc.                             6,120            240,944
Comerica, Inc.+                                        4,080            239,414
CNA Financial Corp.*+                                  5,920            238,694
Mack-Cali Realty Corp.+                                4,660            237,660
Jefferies Group, Inc.                                  8,770            235,211
Brandywine Realty Trust+                               7,050            234,413
Capital Federal Financial+                             6,091            234,016
New Plan Excel Realty Trust+                           8,430            231,656
AvalonBay Communities, Inc.+                           1,780            231,489
Conseco, Inc.*                                        11,580            231,368
Astoria Financial Corp.                                7,580            228,613
Wilmington Trust Corp.                                 5,407            228,013
Countrywide Financial Corp.+                           5,364            227,702
Cullen/Frost Bankers, Inc.                             4,050            226,071
Hartford Financial Services Group,
  Inc.                                                 2,420            225,810
Highwoods Properties, Inc.+                            5,530            225,403
Essex Property Trust, Inc.                             1,728            223,344
Kilroy Realty Corp.                                    2,850            222,300


See Notes to Financial Statements.

                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 153

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2006
--------------------------------------------------------------------------------
   FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                      SHARES           (NOTE 1)
--------------------------------------------------------------------------------

American National Insurance Co.                        1,947   $        222,172
Wesco Financial Corp.                                    479            220,340
Colonial Properties Trust                              4,670            218,930
Downey Financial Corp.                                 2,970            215,563
AmeriCredit Corp.*+                                    8,520            214,448
Whitney Holding Corp.                                  6,557            213,889
The St. Joe Co.+                                       3,980            213,209
East-West Bancorp, Inc.                                6,013            212,980
Affiliated Managers Group, Inc.*+                      2,010            211,311
First Citizens BancShares, Inc. --
  Class A                                              1,042            211,151
First Niagara Financial Group, Inc.+                  13,900            206,554
UCBH Holdings, Inc.+                                  11,750            206,330
SVB Financial Group*+                                  4,416            205,874
Charles Schwab Corp.                                  10,630            205,584
Bear Stearns Cos., Inc.+                               1,240            201,847
National Retail Properties, Inc.                       8,710            199,895
Mercantile Bankshares Corp.                            4,256            199,138
Mid-America Apartment
  Communities, Inc.                                    3,470            198,623
Entertainment Properties Trust+                        3,370            196,943
Eastgroup Properties, Inc.                             3,660            196,030
XL Capital Ltd.+                                       2,700            194,454
Prosperity Bancshares, Inc.                            5,575            192,393
Greater Bay Bancorp                                    7,290            191,946
Provident Bankshares Corp.                             5,379            191,492
New Century Financial Corp.+                           6,023            190,267
State Street Corp.                                     2,780            187,483
Boston Private Financial Holdings,
  Inc.                                                 6,540            184,493
Sovran Self Storage, Inc.+                             3,190            182,723
Acadia Realty Trust                                    7,300            182,646
Everest Re Group Ltd.                                  1,860            182,485
BankAtlantic Bancorp, Inc. --
  Class A                                             13,040            180,082
Safety Insurance Group, Inc.                           3,540            179,513
Portfolio Recovery Associates, Inc.*+                  3,842            179,383
LTC Properties, Inc.                                   6,481            176,996
Community Bank System, Inc.                            7,671            176,433
Presidential Life Corp.                                8,010            175,820
PNC Financial Services Group, Inc.+                    2,330            172,513
ACE Ltd.                                               2,840            172,019
TradeStation Group, Inc.*                             12,500            171,875
LaBranche & Co., Inc.*+                               17,330            170,354
Wilshire Bancorp, Inc.+                                8,940            169,592
Equity Office Properties Trust+                        3,410            164,260
Flagstar Bancorp, Inc.                                11,000            163,240
Dime Community Bancshares                             11,600            162,516
Nelnet, Inc. -- Class A*                               5,900            161,424
Moody's Corp.+                                         2,310            159,529
Progressive Corp.                                      6,440            155,977
SCPIE Holdings Inc.*+                                  5,913            154,566
IntercontinentalExchange, Inc.*+                       1,420            153,218

                                                                         MARKET
                                                                          VALUE
                                                      SHARES            NOTE 1)
--------------------------------------------------------------------------------

SLM Corp.                                              3,132   $        152,748
Mellon Financial Corp.+                                3,610            152,162
Public Storage, Inc.                                   1,548            150,930
Boston Properties, Inc.+                               1,330            148,800
Transatlantic Holdings, Inc.                           2,356            146,308
RLI Corp.                                              2,584            145,789
Thornburg Mortgage, Inc.+                              5,620            141,231
Wintrust Financial Corp.+                              2,940            141,179
Chittenden Corp.                                       4,590            140,867
Westamerica Bancorporation+                            2,660            134,676
Blackrock, Inc.                                          880            133,672
Delphi Financial Group, Inc. --
  Class A                                              3,280            132,709
Principal Financial Group, Inc.                        2,250            132,075
KeyCorp                                                3,252            123,674
Sovereign Bancorp, Inc.+                               4,588            116,489
United Fire & Casualty Co.                             3,190            112,448
SEI Investments Co.+                                   1,792            106,732
Northern Trust Corp.                                   1,750            106,208
Piper Jaffray Cos., Inc.*                              1,500             97,725
CIT Group, Inc.+                                       1,730             96,482
Janus Capital Group, Inc.+                             4,100             88,519
MBIA, Inc.+                                            1,190             86,941
CBL & Associates Properties, Inc.+                     1,940             84,099
Cash America International, Inc.+                      1,750             82,075
PS Business Parks, Inc.                                1,150             81,317
Zenith National Insurance Corp.                        1,670             78,340
CB Richard Ellis Group, Inc. --
  Class A*                                             2,229             74,003
Ambac Financial Group, Inc.                              820             73,037
Jones Lang LaSalle, Inc.                                 790             72,814
Fremont General Corp.+                                 4,200             68,082
ProAssurance Corp.*                                    1,340             66,893
Developers Diversified Realty Corp.+                   1,020             64,209
Philadelphia Consolidated Holding
  Corp.*+                                              1,420             63,275
Zions Bancorporation                                     730             60,181
UnionBanCal Corp.                                        960             58,800
TD Banknorth, Inc.                                     1,820             58,750
Plum Creek Timber Co., Inc. (REIT)                     1,430             56,986
UnumProvident Corp.+                                   2,600             54,028
Compass Bancshares, Inc.                                 880             52,492
First Marblehead Corp.                                   860             46,999
American Capital Strategies, Ltd.+                     1,010             46,723
Leucadia National Corp.                                1,460             41,172
Macerich Co.+                                            450             38,957
Anchor BanCorp Wisconsin, Inc.                         1,250             36,025
BRE Properties, Inc. -- Class A+                         540             35,111
Fidelity National Financial, Inc. --
  Class A                                              1,469             35,080
Commerce Bancorp, Inc.                                   983             34,670
Regency Centers Corp.+                                   440             34,395
iStar Financial, Inc.+                                   680             32,518


                                              See Notes to Financial Statements.

154 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 2006
--------------------------------------------------------------------------------
   FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

Health Care Property Investors, Inc.+                       810   $      29,824
Brookline Bancorp, Inc.+                                  1,840          24,233
Student Loan Corp.                                          116          24,047
A.G. Edwards, Inc.                                          370          23,417
First Horizon National Corp.                                553          23,104
MGIC Investment Corp.+                                      360          22,514
Allied Capital Corp.+                                       500          16,340
American Financial Group, Inc.                              430          15,441
Markel Corp.*                                                30          14,403
Eaton Vance Corp.+                                          410          13,534
Forest City Enterprises, Inc. --
   Class A+                                                 230          13,432
Ventas, Inc.+                                               230           9,734
PMI Group, Inc.+                                            130           6,132
Colonial BancGroup, Inc.                                    100           2,574
South Financial Group, Inc.                                  89           2,367
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $45,551,326)                                                50,031,738
                                                                  -------------

                                                           FACE
                                                         AMOUNT
                                                  -------------
REPURCHASE AGREEMENTS 0.5%
Repurchase Agreement (Note 5)
   4.60% due 01/02/07                             $     268,475         268,475
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $268,475)                                                      268,475
                                                                  -------------
SECURITIES LENDING COLLATERAL 21.0%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 8)                                10,531,379      10,531,379
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $10,531,379)                                                10,531,379
                                                                  -------------
TOTAL INVESTMENTS 121.2%
   (Cost $56,351,180)                                             $  60,831,592
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (21.2)%                                         $ (10,641,292)
                                                                  =============
NET ASSETS - 100.0%                                               $  50,190,300

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2006 -- SEE
      NOTE 8.

      REIT -- REAL ESTATE INVESTMENT TRUST.


See Notes to Financial Statements.

                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 155

SCHEDULE OF INVESTMENTS                                        December 31, 2006
--------------------------------------------------------------------------------
   HEALTH CARE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.6%

Johnson & Johnson, Inc.                                  37,964   $   2,506,383
Pfizer, Inc.                                             91,898       2,380,158
Merck & Co., Inc.+                                       37,245       1,623,882
Amgen, Inc.*+                                            20,748       1,417,296
Genentech, Inc.*+                                        17,188       1,394,462
Medtronic, Inc.+                                         23,084       1,235,225
Abbott Laboratories                                      23,927       1,165,484
UnitedHealth Group, Inc.                                 21,599       1,160,514
Eli Lilly & Co.                                          21,824       1,137,030
Wyeth                                                    21,467       1,093,100
Bristol-Myers Squibb Co.                                 33,122         871,771
WellPoint, Inc.*                                         10,433         820,973
Gilead Sciences, Inc.*                                   11,165         724,943
Cardinal Health, Inc.                                    10,432         672,134
Schering-Plough Corp.                                    26,554         627,737
Baxter International, Inc.                               11,754         545,268
Biogen Idec, Inc.*+                                      10,692         525,939
Becton, Dickinson & Co.                                   7,420         520,513
Boston Scientific Corp.*                                 27,980         480,696
McKesson Corp.                                            9,431         478,152
Aetna, Inc.                                              10,324         445,790
Caremark Rx, Inc.                                         7,783         444,487
Thermo Fisher Scientific, Inc.*                           9,774         442,664
Stryker Corp.+                                            7,705         424,622
Celgene Corp.*+                                           7,075         407,025
Zimmer Holdings, Inc.*+                                   4,695         367,994
AmerisourceBergen Corp.+                                  8,036         361,299
C.R. Bard, Inc.                                           4,309         357,518
St. Jude Medical, Inc.*                                   9,506         347,539
Allergan, Inc.+                                           2,876         344,372
Applera Corp. - Applied
   Biosystems Group+                                      8,556         313,920
Forest Laboratories, Inc.*+                               5,892         298,135
Varian Medical Systems, Inc.*                             6,131         291,652
Genzyme Corp.*                                            4,720         290,658
IMS Health, Inc.                                         10,265         282,082
CIGNA Corp.                                               2,137         281,165
Medco Health Solutions, Inc.*                             5,228         279,384
Waters Corp.*                                             5,564         272,469
Patterson Cos., Inc.*+                                    7,527         267,284
Vertex Pharmaceuticals, Inc.*                             6,893         257,936
DENTSPLY International, Inc.                              8,606         256,889
Omnicare, Inc.+                                           6,632         256,194
Cephalon, Inc.*+                                          3,638         256,152
Amylin Pharmaceuticals, Inc.*+                            6,866         247,657
Henry Schein, Inc.*                                       5,004         245,096
Millipore Corp.*                                          3,501         233,167
Pharmaceutical Product
   Development, Inc.+                                     7,235         233,112
Triad Hospitals, Inc.*                                    5,542         231,822
Covance, Inc.*+                                           3,903         229,926
Hillenbrand Industries, Inc.                              4,020         228,859

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

Cerner Corp.*+                                            4,998   $     227,409
Dade Behring Holdings, Inc.                               5,701         226,957
Intuitive Surgical, Inc.*+                                2,353         225,653
Endo Pharmaceuticals Holdings,
   Inc.*                                                  8,157         224,970
Manor Care, Inc.+                                         4,659         218,600
Universal Health Services, Inc. --
   Class B                                                3,821         211,798
Invitrogen Corp.*                                         3,736         211,420
Watson Pharmaceuticals, Inc.*                             7,870         204,856
Hologic, Inc.*+                                           4,299         203,257
Biomet, Inc.                                              4,791         197,725
Idexx Laboratories, Inc.*                                 2,476         196,347
PDL BioPharma, Inc.*+                                     9,688         195,116
ImClone Systems, Inc.*+                                   7,130         190,799
Medicis Pharmaceutical Corp. --
   Class A+                                               5,230         183,730
Mentor Corp.+                                             3,692         180,428
Cooper Cos., Inc.+                                        4,044         179,958
Advanced Medical Optics, Inc.*+                           5,107         179,766
Quest Diagnostics, Inc.                                   3,348         177,444
Express Scripts, Inc.*+                                   2,463         176,351
Affymetrix, Inc.*                                         7,460         172,028
Health Management Associates,
   Inc. -- Class A+                                       8,146         171,962
Sunrise Senior Living, Inc.*                              5,547         170,404
MGI Pharma, Inc.*                                         9,192         169,225
Laboratory Corporation of
   America Holdings*+                                     2,299         168,907
Valeant Pharmaceuticals
   International+                                         9,760         168,262
Varian, Inc.*                                             3,642         163,125
Haemonetics Corp.*                                        3,520         158,470
Regeneron Pharmaceuticals, Inc.*+                         7,810         156,747
Centene Corp.*+                                           6,272         154,103
Dionex Corp.*                                             2,710         153,684
ArthroCare Corp.*+                                        3,755         149,900
Humana, Inc.*                                             2,674         147,899
Viasys Healthcare, Inc.*+                                 5,287         147,084
Genesis HealthCare Corp.*                                 3,077         145,327
Biosite, Inc.*+                                           2,954         144,303
Brookdale Senior Living, Inc.+                            2,950         141,600
Martek Biosciences Corp.*+                                6,014         140,367
LCA-Vision, Inc.+                                         4,063         139,605
Conmed Corp.*+                                            5,960         137,795
Medimmune, Inc.*+                                         4,244         137,378
Matria Healthcare, Inc.*                                  4,780         137,329
Vital Signs, Inc.                                         2,745         137,030
Cambrex Corp.+                                            5,969         135,616
King Pharmaceuticals, Inc.*                               8,477         134,954
SurModics, Inc.*+                                         4,283         133,287
ICU Medical, Inc.*+                                       3,257         132,495
Coventry Health Care, Inc.*                               2,644         132,332
Cyberonics, Inc.*+                                        6,396         132,013


                                              See Notes to Financial Statements.

156 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 2006
--------------------------------------------------------------------------------
   HEALTH CARE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

Kendle International, Inc.*                               4,182   $     131,524
Emdeon Corp.*                                            10,479         129,835
Enzo Biochem, Inc.*+                                      9,040         129,001
Odyssey HealthCare, Inc.*                                 9,703         128,662
WebMD Health Corp.*+                                      3,099         124,022
Sepracor, Inc.*+                                          1,927         118,665
RehabCare Group, Inc.*                                    7,980         118,503
Tenet Healthcare Corp.*+                                 16,664         116,148
Mylan Laboratories, Inc.+                                 4,728          94,371
DaVita, Inc.*+                                            1,495          85,036
Health Net, Inc.*                                         1,744          84,863
Abraxis BioScience, Inc.*                                 2,971          81,227
Barr Pharmaceuticals, Inc.*+                              1,431          71,722
Perrigo Co.+                                              4,124          71,345
Hospira, Inc.*                                            1,946          65,347
ResMed, Inc.*+                                              852          41,935
Lincare Holdings, Inc.*                                     935          37,250
Pediatrix Medical Group, Inc.*                              710          34,719
Millennium Pharmaceuticals, Inc.*                         3,092          33,703
Beckman Coulter, Inc.+                                      560          33,488
Meridian Bioscience, Inc.+                                1,354          33,214
Community Health Systems, Inc.*                             654          23,884
Cytyc Corp.*+                                               747          21,140
Arqule, Inc.*                                             2,918          17,275
Hooper Holmes, Inc.*                                      4,853          16,063
Kinetic Concepts, Inc.*+                                    361          14,278
CryoLife, Inc.*                                           1,840          14,076
WellCare Health Plans, Inc.*                                183          12,609
Charles River Laboratories
   International, Inc.*+                                    278          12,023
Bausch & Lomb, Inc.                                         208          10,828
PerkinElmer, Inc.                                           450          10,003
Theragenics Corp.*                                        2,971           9,210
Osteotech, Inc.*                                          1,593           9,000
Gen-Probe, Inc.*                                            120           6,284
Edwards Lifesciences Corp.*+                                130           6,115
Respironics, Inc.*+                                         120           4,530
VCA Antech, Inc.*                                           120           3,863
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $34,375,648)                                                40,660,105
                                                                  -------------

                                                                         MARKET
                                                           FACE           VALUE
                                                         AMOUNT        (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 0.8%
Repurchase Agreement (Note 5)
   4.60% due 01/02/07                             $     330,336   $     330,336
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $330,336)                                                      330,336
                                                                  -------------
SECURITIES LENDING COLLATERAL 18.3%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 8)                                 7,484,164       7,484,164
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $7,484,164)                                                  7,484,164
                                                                  -------------
TOTAL INVESTMENTS 118.7%
   (Cost $42,190,148)                                             $  48,474,605
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (18.7)%                                         $  (7,649,348)
                                                                  =============
NET ASSETS - 100.0%                                               $  40,825,257

*    NON-INCOME PRODUCING SECURITY.

+    ALL OR A PORTION OF THIS  SECURITY IS ON LOAN AT  DECEMBER  31, 2006 -- SEE
     NOTE 8.


See Notes to Financial Statements.

                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 157

SCHEDULE OF INVESTMENTS                                        December 31, 2006
--------------------------------------------------------------------------------
   INTERNET FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.9%

Cisco Systems, Inc.*+                                    34,859   $     952,697
Google, Inc. -- Class A*                                  1,584         729,400
Time Warner, Inc.+                                       31,627         688,836
Qualcomm, Inc.                                           14,434         545,461
eBay, Inc.*                                              15,132         455,019
Yahoo!, Inc.*+                                           15,833         404,375
Research In Motion, Ltd.*+                                2,868         366,473
Sun Microsystems, Inc.*+                                 57,023         309,065
Amazon.com, Inc.*+                                        7,731         305,065
Symantec Corp.*+                                         14,607         304,556
Broadcom Corp. -- Class A*+                               8,414         271,856
Qwest Communications
   International, Inc.*+                                 31,654         264,944
IAC/InterActiveCorp*+                                     6,599         245,219
Juniper Networks, Inc.*+                                 12,259         232,186
Intuit, Inc.*                                             7,026         214,363
E*Trade Financial Corp.*                                  9,052         202,946
Monster Worldwide, Inc.*+                                 3,956         184,508
VeriSign, Inc.*+                                          7,426         178,595
Check Point Software
   Technologies Ltd.*+                                    7,570         165,934
McAfee, Inc.*                                             5,474         155,352
Red Hat, Inc.*+                                           6,442         148,166
F5 Networks, Inc.*+                                       1,864         138,327
BEA Systems, Inc.*                                       10,878         136,845
Emdeon Corp.*                                            10,396         128,806
CheckFree Corp.*+                                         3,133         125,821
Foundry Networks, Inc.*                                   7,127         106,763
Digital River, Inc.*+                                     1,888         105,332
Ciena Corp.*+                                             3,772         104,522
TIBCO Software, Inc.*                                    10,319          97,411
Priceline.com, Inc.*+                                     2,231          97,294
Netflix, Inc.*+                                           3,698          95,630
aQuantive, Inc.*+                                         3,871          95,459
RealNetworks, Inc.*+                                      8,326          91,086
Digital Insight Corp.*+                                   2,299          88,489
WebEx Communications, Inc.*+                              2,386          83,248
Palm, Inc.*+                                              5,716          80,538
j2 Global Communications, Inc.*+                          2,893          78,834
CNET Networks, Inc.*+                                     8,474          77,029
Websense, Inc.*                                           3,168          72,325
United Online, Inc.+                                      4,941          65,617
EarthLink, Inc.*                                          9,075          64,433
S1 Corp.*                                                 8,406          46,317
webMethods, Inc.*                                         5,764          42,423
NetBank, Inc.                                             5,925          27,492
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $7,055,448)                                                  9,375,057
                                                                  -------------

                                                                         MARKET
                                                           FACE           VALUE
                                                         AMOUNT        (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 0.6%
Repurchase Agreement (Note 5)
   4.60% due 01/02/07                             $      57,957   $      57,957
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $57,957)                                                        57,957
                                                                  -------------

SECURITIES LENDING COLLATERAL 39.4%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 8)                                 3,692,757       3,692,757
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $3,692,757)                                                  3,692,757
                                                                  -------------
TOTAL INVESTMENTS 139.9%
   (Cost $10,806,162)                                             $  13,125,771
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (39.9)%                                         $  (3,745,216)
                                                                  =============
NET ASSETS - 100.0%                                               $   9,380,555

*    NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2006 -- SEE
      NOTE 8.


                                              See Notes to Financial Statements.

158 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS                                        December 31, 2006
--------------------------------------------------------------------------------
   LEISURE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.5%

Time Warner, Inc.+                                       97,026   $   2,113,226
Walt Disney Co.+                                         54,036       1,851,814
McDonald's Corp.                                         36,796       1,631,167
News Corp. -- Class A+                                   69,068       1,483,581
Las Vegas Sands Corp.*+                                  14,877       1,331,194
Carnival Corp.+                                          23,990       1,176,709
Viacom, Inc. -- Class B*                                 27,440       1,125,863
Starbucks Corp.*+                                        30,966       1,096,816
Marriott International, Inc. --
   Class A+                                              21,130       1,008,324
MGM Mirage, Inc.*                                        17,504       1,003,854
Harrah's Entertainment, Inc.                             11,019         911,492
Yum! Brands, Inc.                                        14,905         876,414
International Game Technology,
   Inc.+                                                 18,686         863,293
Hilton Hotels Corp.+                                     24,457         853,549
Starwood Hotels & Resorts
   Worldwide, Inc.                                       12,861         803,812
Electronic Arts, Inc.*                                   15,313         771,163
Wynn Resorts Ltd.+                                        8,029         753,522
Mattel, Inc.                                             28,784         652,245
Eastman Kodak Co.+                                       23,525         606,945
Wyndham Worldwide Corp.*                                 17,490         560,030
Station Casinos, Inc.                                     6,690         546,372
Tim Hortons, Inc.                                        17,710         512,882
Darden Restaurants, Inc.+                                12,219         490,837
Activision, Inc.*+                                       28,320         488,237
Hasbro, Inc.                                             17,523         477,502
Boyd Gaming Corp.                                         9,880         447,663
Brinker International, Inc.                              14,080         424,653
Penn National Gaming, Inc.*                              10,120         421,194
CTC Media, Inc.*                                         17,030         408,890
Burger King Holdings, Inc.*                              18,860         397,946
OSI Restaurant Partners, Inc.                            10,097         395,802
Brunswick Corp.+                                         11,360         362,384
Warner Music Group Corp.                                 15,630         358,708
Choice Hotels International, Inc.                         8,394         353,387
Scientific Games Corp. -- Class A*+                      11,170         337,669
Jack in the Box, Inc.*                                    5,415         330,532
THQ, Inc.*+                                               9,784         318,176
Sonic Corp.*                                             12,810         306,799
Applebee's International, Inc.+                          12,260         302,454
Polaris Industries, Inc.+                                 6,422         300,742
Pool Corp.+                                               7,650         299,650
Aztar Corp.*                                              5,460         297,133
Wendy's International, Inc.                               8,747         289,438
Pinnacle Entertainment, Inc.*                             8,609         285,302

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

DreamWorks Animation SKG, Inc. --
   Class A*                                               9,560   $     281,924
Cheesecake Factory, Inc.*+                               11,240         276,504
CEC Entertainment, Inc.*                                  6,650         267,662
International Speedway Corp. --
   Class A                                                5,190         264,898
Live Nation, Inc.*+                                      11,800         264,320
Triarc Cos., Inc. -- Class B                             13,200         264,000
Panera Bread Co. -- Class A*+                             4,720         263,895
Take-Two Interactive Software,
   Inc.*+                                                14,740         261,782
Regal Entertainment Group --
   Class A                                               12,230         260,744
Ruby Tuesday, Inc.                                        9,470         259,857
CBRL Group, Inc.                                          5,750         257,370
Bob Evans Farms, Inc.                                     7,100         242,962
WMS Industries, Inc.*+                                    6,770         236,002
Rare Hospitality International, Inc.*+                    6,950         228,864
RC2 Corp.*                                                5,190         228,360
Callaway Golf Co.+                                       15,510         223,499
P.F. Chang's China Bistro, Inc.*+                         5,660         217,231
IHOP Corp.+                                               4,100         216,070
Shuffle Master, Inc.*+                                    7,490         196,238
Jakks Pacific, Inc.*+                                     8,194         178,957
Papa John's International, Inc.*+                         6,074         176,207
K2, Inc.*                                                13,210         174,240
Landry's Restaurants, Inc.+                               5,640         169,708
Marcus Corp.                                              6,250         159,875
O'Charleys, Inc.*                                         7,285         155,025
Steak n Shake Co.*                                        8,507         149,723
MarineMax, Inc.*+                                         5,550         143,912
Nautilus, Inc.+                                          10,180         142,520
Red Robin Gourmet Burgers, Inc.*+                         3,940         141,249
Multimedia Games, Inc.*+                                 11,460         110,016
Sturm Ruger & Co., Inc.*                                 11,270         108,192
4Kids Entertainment, Inc.*                                5,864         106,842
Arctic Cat, Inc.+                                         5,720         100,615
Bally Total Fitness Holding Corp.*+                      34,370          84,207
Napster, Inc.*                                           21,293          77,294
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $30,679,700)                                                37,520,129
                                                                  -------------

                                                           FACE
                                                         AMOUNT
                                                  -------------
REPURCHASE AGREEMENTS 0.5%
Repurchase Agreement (Note 5)
   4.60% due 01/02/07                             $     203,962         203,962
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $203,962)                                                      203,962
                                                                  -------------


See Notes to Financial Statements.

                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 159

SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 2006
--------------------------------------------------------------------------------
   LEISURE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                           FACE           VALUE
                                                         AMOUNT        (NOTE 1)
--------------------------------------------------------------------------------

SECURITIES LENDING COLLATERAL 27.1%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 8)                             $  10,208,573   $  10,208,573
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $10,208,573)                                                10,208,573
                                                                  -------------
TOTAL INVESTMENTS 127.1%
   (Cost $41,092,235)                                             $  47,932,664
                                                                  =============
LIABILITIES IN EXCESS OF OTHER ASSETS - (27.1)%                   $ (10,233,690)
                                                                  =============
NET ASSETS - 100.0%                                               $  37,698,974

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2006 -- SEE
      NOTE 8.


                                              See Notes to Financial Statements.

160 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS                                        December 31, 2006
--------------------------------------------------------------------------------
   PRECIOUS METALS FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.6%

Goldcorp, Inc.                                          321,236   $   9,135,952
Newmont Mining Corp.+                                   140,778       6,356,127
Freeport-McMoRan Copper &
   Gold, Inc. -- Class B+                                92,658       5,163,830
Barrick Gold Corp.+                                     125,043       3,838,820
Agnico-Eagle Mines Ltd.+                                 88,393       3,645,327
AngloGold Ashanti Ltd. -- SP ADR                         66,220       3,118,300
Yamana Gold, Inc.+                                      181,131       2,387,307
Gold Fields Ltd. -- SP ADR+                             124,398       2,348,634
Pan American Silver Corp.*+                              83,033       2,089,941
Coeur d'Alene Mines Corp.*+                             412,163       2,040,207
Harmony Gold Mining Co. Ltd. --
   SP ADR*+                                             126,178       1,987,303
Meridian Gold, Inc.*                                     71,433       1,985,123
Bema Gold Corp.*+                                       374,166       1,964,371
Silver Standard Resources, Inc.*+                        57,108       1,755,500
Kinross Gold Corp.*+                                    134,543       1,598,371
Novagold Resources, Inc.*+                               86,642       1,486,777
Silver Wheaton Corp.*+                                  140,064       1,467,871
Cia de Minas Buenaventura SA --
   SP ADR                                                48,615       1,364,137
Royal Gold, Inc.+                                        37,756       1,358,461
Stillwater Mining Co.*                                  104,407       1,304,043
Hecla Mining Co.*+                                      168,722       1,292,410
Northgate Minerals Corp*+                               336,485       1,170,968
Randgold Resources Ltd. --
   SP ADR*                                               44,937       1,054,222
Crystallex International Corp.*                         280,442       1,015,200
Apex Silver Mines Ltd.*+                                 54,864         871,789
Golden Star Resources Ltd.*+                            290,902         858,161
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $38,284,038)                                                62,659,152
                                                                  -------------

                                                                         MARKET
                                                           FACE           VALUE
                                                         AMOUNT        (NOTE 1)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.6%
Repurchase Agreement (Note 5)
   4.60% due 01/02/07                             $     354,314   $     354,314
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $354,314)                                                      354,314
                                                                  -------------

SECURITIES LENDING COLLATERAL 39.3%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 8)                                24,714,825      24,714,825
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $24,714,825)                                                24,714,825
                                                                  -------------
TOTAL INVESTMENTS 139.5%
   (Cost $63,353,177)                                             $  87,728,291
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (39.5)%                                         $ (24,818,252)
                                                                  =============
NET ASSETS - 100.0%                                               $  62,910,039

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2006 -- SEE
      NOTE 8.

      ADR -- AMERICAN DEPOSITORY RECEIPT.


See Notes to Financial Statements.

                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 161

SCHEDULE OF INVESTMENTS                                        December 31, 2006
--------------------------------------------------------------------------------
   REAL ESTATE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.5%

Simon Property Group, Inc.+                              21,186   $   2,145,930
Equity Office Properties Trust+                          40,264       1,939,517
Vornado Realty Trust+                                    15,451       1,877,297
Public Storage, Inc.                                     18,934       1,846,065
ProLogis+                                                28,118       1,708,731
Equity Residential+                                      32,548       1,651,811
Boston Properties, Inc.+                                 14,315       1,601,562
General Growth Properties, Inc.+                         30,508       1,593,433
Host Hotels & Resorts, Inc.+                             64,694       1,588,238
Archstone-Smith Trust+                                   26,912       1,566,548
KIMCO Realty Corp.+                                      34,511       1,551,269
AvalonBay Communities, Inc.+                             10,625       1,381,781
Realogy Corp.*                                           45,100       1,367,432
CB Richard Ellis Group, Inc. --
   Class A*+                                             40,912       1,358,278
Plum Creek Timber Co., Inc. (REIT)                       31,121       1,240,172
Developers Diversified Realty
   Corp.+                                                19,076       1,200,834
SL Green Realty Corp.+                                    8,690       1,153,858
Macerich Co.+                                            13,159       1,139,175
iStar Financial, Inc.                                    22,414       1,071,838
Regency Centers Corp.+                                   13,577       1,061,314
Duke Realty Corp.+                                       25,850       1,057,265
Health Care Property Investors,
   Inc.+                                                 28,532       1,050,548
Health Care REIT, Inc.+                                  23,704       1,019,746
Apartment Investment &
   Management Co. -- Class A+                            18,171       1,017,939
AMB Property Corp.                                       17,212       1,008,795
Federal Realty Investment Trust+                         11,671         992,035
CapitalSource, Inc.+                                     35,410         967,047
Ventas, Inc.+                                            22,268         942,382
Forest City Enterprises, Inc. --
   Class A+                                              16,071         938,546
Liberty Property Trust+                                  18,593         913,660
United Dominion Realty Trust,
   Inc.+                                                 28,608         909,448
Weingarten Realty Investors                              19,549         901,404
Reckson Associates Realty Corp.                          18,918         862,661
Camden Property Trust                                    11,674         862,125
The St. Joe Co.+                                         15,760         844,263
Global Signal, Inc.                                      15,967         840,982
BRE Properties, Inc. -- Class A+                         12,653         822,698
Jones Lang LaSalle, Inc.+                                 8,880         818,470
Hospitality Properties Trust                             16,975         806,822
Rayonier, Inc.                                           19,333         793,620
Essex Property Trust, Inc.                                5,969         771,493
Alexandria Real Estate Equities,
   Inc.+                                                  7,598         762,839
Mack-Cali Realty Corp.+                                  14,846         757,146
Taubman Centers, Inc.                                    14,786         752,016
Brandywine Realty Trust+                                 22,570         750,453

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

Annaly Mortgage Management,
   Inc.                                                  52,867   $     735,380
New Plan Excel Realty Trust+                             26,708         733,936
Realty Income Corp.+                                     26,398         731,225
CBL & Associates Properties, Inc.+                       16,824         729,320
Thornburg Mortgage, Inc.+                                28,654         720,075
Nationwide Health Properties,
   Inc.+                                                 23,455         708,810
HRPT Properties Trust+                                   56,865         702,283
Kilroy Realty Corp.                                       8,925         696,150
Highwoods Properties, Inc.+                              16,503         672,662
Corporate Office Properties Trust
   SBI+                                                  13,176         664,993
First Industrial Realty Trust, Inc.+                     13,694         642,112
Equity One, Inc.+                                        23,767         633,628
Colonial Properties Trust                                13,298         623,410
Home Properties, Inc.+                                   10,311         611,133
Senior Housing Properties Trust+                         24,941         610,556
Potlatch Corp.+                                          13,855         607,126
LaSalle Hotel Properties+                                13,077         599,580
Healthcare Realty Trust, Inc.+                           15,144         598,794
Post Properties, Inc.+                                   12,941         591,404
Cousins Properties, Inc.                                 16,538         583,295
Crescent Real Estate EQT Co.                             29,392         580,492
Entertainment Properties Trust+                           9,905         578,848
Washington Real Estate
   Investment Trust+                                     14,430         577,200
PS Business Parks, Inc.                                   8,071         570,700
BioMed Realty Trust, Inc.+                               19,880         568,568
Equity Lifestyle Properties, Inc.+                        9,763         531,400
Trustreet Properties, Inc.                               31,488         530,573
FelCor Lodging Trust, Inc.                               23,894         521,845
National Retail Properties, Inc.+                        22,269         511,074
New Century Financial Corp.+                             16,166         510,684
Sunstone Hotel Investors, Inc.+                          18,960         506,801
Mills Corp.+                                             25,018         500,360
Inland Real Estate Corp.                                 26,646         498,813
Eastgroup Properties, Inc.+                               9,294         497,787
Digital Realty Trust, Inc.                               14,541         497,738
Tanger Factory Outlet Centers, Inc.                      12,679         495,495
Pennsylvania Real Estate
   Investment Trust+                                     12,577         495,282
Mid-America Apartment
   Communities, Inc.+                                     8,482         485,510
Lexington Corporate Properties
   Trust+                                                21,426         480,371
Saul Centers, Inc.+                                       8,381         462,547
Sovran Self Storage, Inc.+                                7,778         445,524
National Health Investors, Inc.                          13,414         442,662
Glimcher Realty Trust+                                   16,563         442,398
Equity Inns, Inc.+                                       25,191         402,048
Highland Hospitality Corp.                               27,990         398,858
Parkway Properties, Inc.+                                 7,510         383,085
Acadia Realty Trust                                      15,101         377,827


                                              See Notes to Financial Statements.

162 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 2006
--------------------------------------------------------------------------------
   REAL ESTATE FUND
--------------------------------------------------------------------------------
                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

Ramco-Gershenson Properties
   Trust                                                  9,738   $     371,407
LTC Properties, Inc.                                     13,325         363,906
First Potomac Realty Trust+                              12,050         350,776
Innkeepers USA Trust+                                    22,562         349,711
Sun Communities, Inc.+                                   10,154         328,583
Kite Realty Group Trust                                  17,632         328,308
Cedar Shopping Centers, Inc.                             19,819         315,320
Universal Health Realty Income
   Trust                                                  7,763         302,602
Winston Hotels, Inc.                                     20,846         276,210
Urstadt Biddle Properties, Inc.                          13,783         263,117
CentraCore Properties Trust                               7,990         258,317
American Land Lease, Inc.                                 7,739         205,161
Associated Estates Realty Corp.                          14,257         195,891
Monmouth Real Estate Investment
   Corp. -- Class A                                      21,852         184,649
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $63,642,325)                                                82,793,806
                                                                  -------------

                                                           FACE
                                                         AMOUNT
                                                  -------------
REPURCHASE AGREEMENTS 0.2%
Repurchase Agreement (Note 5)
   4.60% due 01/02/07                             $     153,866         153,866
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $153,866)                                                      153,866
                                                                  -------------

SECURITIES LENDING COLLATERAL 31.6%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 8)                                26,298,248      26,298,248
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $26,298,248)                                                26,298,248
                                                                  -------------
TOTAL INVESTMENTS 131.3%
   (Cost $90,094,439)                                             $ 109,245,920
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (31.3)%                                         $ (26,065,185)
                                                                  =============
NET ASSETS - 100.0%                                               $  83,180,735

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2006 -- SEE
      NOTE 8.

      REIT -- REAL ESTATE INVESTMENT TRUST.


See Notes to Financial Statements.

                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 163

SCHEDULE OF INVESTMENTS                                        December 31, 2006
--------------------------------------------------------------------------------
   RETAILING FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.4%

Wal-Mart Stores, Inc.                                    35,526   $   1,640,591
Home Depot, Inc.                                         29,119       1,169,419
Lowe's Cos., Inc.+                                       28,466         886,716
Target Corp.+                                            15,303         873,036
Walgreen Co.+                                            18,380         843,458
Sears Holdings Corp.*+                                    3,832         643,508
Costco Wholesale Corp.+                                  11,818         624,818
CVS Corp.+                                               19,658         607,629
Kohl's Corp.*+                                            8,734         597,668
Best Buy Co., Inc.+                                      11,580         569,620
Staples, Inc.                                            21,034         561,608
Amazon.com, Inc.*+                                       13,892         548,178
J.C. Penney Co., Inc.+                                    7,034         544,150
Federated Department Stores, Inc.                        13,786         525,660
The Gap, Inc.+                                           25,735         501,833
Liberty Media Corp - Interactive*                        22,330         481,658
Nordstrom, Inc.+                                          9,600         473,664
IAC/InterActiveCorp*+                                    12,014         446,440
TJX Cos., Inc.+                                          15,545         443,343
Limited Brands, Inc.                                     14,999         434,071
Bed Bath & Beyond, Inc.*+                                10,585         403,289
Office Depot, Inc.*                                      10,325         394,105
Sherwin-Williams Co.+                                     6,090         387,202
AutoZone, Inc.*+                                          3,235         373,837
Genuine Parts Co.                                         7,660         363,314
Expedia, Inc.*                                           17,235         361,590
CarMax, Inc.*                                             6,250         335,188
American Eagle Outfitters, Inc.+                         10,664         332,823
Tiffany & Co.+                                            7,810         306,464
Abercrombie & Fitch Co. --
   Class A+                                               4,396         306,094
Dollar General Corp.+                                    18,310         294,059
Urban Outfitters, Inc.*+                                 11,854         272,998
Ross Stores, Inc.                                         9,018         264,227
AutoNation, Inc.*+                                       12,228         260,701
Family Dollar Stores, Inc.                                8,850         259,571
OfficeMax, Inc.                                           5,160         256,194
Petsmart, Inc.                                            8,786         253,564
Advance Auto Parts, Inc.                                  6,995         248,742
Rite Aid Corp.*+                                         42,484         231,113
O'Reilly Automotive, Inc.*+                               7,158         229,485
Claire's Stores, Inc.+                                    6,901         228,699
Chico's FAS, Inc.*+                                      11,042         228,459
Williams-Sonoma, Inc.+                                    7,211         226,714
Dollar Tree Stores, Inc.*+                                7,111         214,041
GameStop Corp. -- Class A*+                               3,870         213,276
Foot Locker, Inc.                                         9,680         212,282
Big Lots, Inc.*+                                          9,150         209,718
Dillard's, Inc. -- Class A+                               5,940         207,722
Payless Shoesource, Inc.*                                 6,180         202,828
Barnes & Noble, Inc.                                      5,051         200,575
Saks, Inc.+                                              11,030         196,555

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

Circuit City Stores, Inc.+                               10,085   $     191,413
Nutri/System, Inc.*+                                      2,946         186,747
United Auto Group, Inc.                                   7,820         184,317
BJ's Wholesale Club, Inc.*                                5,810         180,749
Men's Wearhouse, Inc.+                                    4,680         179,057
Rent-A-Center, Inc.*                                      5,952         175,644
RadioShack Corp.+                                        10,400         174,512
Dick's Sporting Goods, Inc.*+                             3,560         174,404
Coldwater Creek, Inc.*+                                   6,974         171,002
Children's Place Retail Stores,
   Inc.*+                                                 2,642         167,820
AnnTaylor Stores Corp.*                                   5,042         165,579
Aeropostale, Inc.*                                        5,271         162,716
Pacific Sunwear of California, Inc.*                      8,131         159,205
Tractor Supply Co.*+                                      3,464         154,875
Borders Group, Inc.+                                      6,886         153,902
Aaron Rents, Inc.+                                        5,330         153,397
Charming Shoppes, Inc.*                                  11,150         150,860
Longs Drug Stores Corp.                                   3,522         149,262
Dress Barn, Inc.*+                                        6,376         148,752
Zale Corp.*                                               5,200         146,692
Tween Brands, Inc.*                                       3,570         142,550
Guitar Center, Inc.*+                                     3,066         139,380
Group 1 Automotive, Inc.                                  2,680         138,610
Hibbett Sporting Goods, Inc.*                             4,260         130,058
Gymboree Corp.*                                           3,350         127,836
Sonic Automotive, Inc.+                                   4,337         125,946
Jo-Ann Stores, Inc.*+                                     4,823         118,646
PEP Boys-Manny Moe & Jack                                 7,946         118,078
99 Cents Only Stores*+                                    9,620         117,075
Genesco, Inc.*                                            3,070         114,511
Stage Stores, Inc.                                        3,600         109,404
Tuesday Morning Corp.                                     6,786         105,522
Select Comfort Corp.*+                                    5,942         103,331
Cato Corp. -- Class A+                                    4,461         102,202
Building Material Holding Corp.                           4,066         100,390
Finish Line, Inc. -- Class A                              6,974          99,589
HOT Topic, Inc.*                                          7,462          99,543
Jos. A. Bank Clothiers, Inc.*+                            3,008          88,285
Stein Mart, Inc.                                          6,374          84,519
Fred's, Inc.                                              6,769          81,499
Keystone Automotive Industries,
   Inc.*+                                                 2,360          80,216
Christopher & Banks Corp.                                 4,270          79,678
Pier 1 Imports, Inc.+                                    13,066          77,743
PetMed Express, Inc.*                                     5,818          77,670
Midas, Inc.*                                              3,350          77,050
Stamps.com, Inc.*                                         4,356          68,607
Audiovox Corp. -- Class A*                                4,804          67,688
Haverty Furniture Cos., Inc.                              4,258          63,018
Cost Plus, Inc.*+                                         5,026          51,768
Hancock Fabrics, Inc.*+                                  10,179          35,016
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $22,557,225)                                                28,148,830
                                                                  -------------


                                              See Notes to Financial Statements.

164 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 2006
--------------------------------------------------------------------------------
   RETAILING FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                           FACE           VALUE
                                                         AMOUNT        (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 0.7%
Repurchase Agreement (Note 5)
   4.60% due 01/02/07                               $   187,593   $     187,593
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $187,593)                                                      187,593
                                                                  -------------

SECURITIES LENDING COLLATERAL 25.7%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 8)                                 7,275,886       7,275,886
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $7,275,886)                                                  7,275,886
                                                                  -------------
TOTAL INVESTMENTS 125.8%
   (Cost $30,020,704)                                             $  35,612,309
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (25.8)%                                         $  (7,305,939)
                                                                  =============
NET ASSETS - 100.0%                                               $  28,306,370

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2006 -- SEE
      NOTE 8.


See Notes to Financial Statements.

                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 165

SCHEDULE OF INVESTMENTS                                        December 31, 2006
--------------------------------------------------------------------------------
   TECHNOLOGY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.5%

Microsoft Corp.                                          21,788   $     650,590
Cisco Systems, Inc.*                                     18,115         495,083
Google, Inc. -- Class A*                                  1,075         495,016
International Business Machines
   Corp.                                                  4,973         483,127
Intel Corp.*                                             23,365         473,141
Apple Computer, Inc.*+                                    5,015         425,473
Oracle Corp.*                                            24,411         418,405
Hewlett-Packard Co.                                       9,346         384,962
Dell, Inc.*+                                             14,592         366,113
Qualcomm, Inc.                                            9,605         362,973
eBay, Inc.*                                              10,630         319,644
Motorola, Inc.+                                          15,015         308,708
Texas Instruments, Inc.                                  10,326         297,389
Yahoo!, Inc.*+                                           11,391         290,926
Corning, Inc.*                                           12,918         241,696
Electronic Arts, Inc.*                                    4,176         210,303
First Data Corp.+                                         7,797         198,979
Cognizant Technology Solutions
   Corp. -- Class A*                                      2,526         194,906
KLA-Tencor Corp.+                                         3,896         193,826
Paychex, Inc.+                                            4,776         188,843
Computer Sciences Corp.*                                  3,501         186,848
Intuit, Inc.*                                             6,120         186,721
Broadcom Corp. -- Class A*                                5,717         184,716
MEMC Electronic Materials, Inc.*                          4,667         182,666
Linear Technology Corp.                                   5,917         179,403
Sun Microsystems, Inc.*+                                 33,098         179,391
Xilinx, Inc.+                                             7,502         178,623
NCR Corp.*                                                4,127         176,471
Fidelity National Information
   Services, Inc.                                         4,393         176,115
Juniper Networks, Inc.*+                                  9,145         173,206
EMC Corp.*                                               13,047         172,220
National Semiconductor Corp.+                             7,385         167,639
Microchip Technology, Inc.+                               5,101         166,803
VeriSign, Inc.*+                                          6,895         165,825
Applied Materials, Inc.+                                  8,975         165,589
SanDisk Corp.*+                                           3,846         165,493
Xerox Corp.*                                              9,489         160,839
Automatic Data Processing, Inc.+                          3,218         158,486
MasterCard, Inc.+                                         1,590         156,599
Akamai Technologies, Inc.*+                               2,940         156,173
Amphenol Corp. -- Class A+                                2,475         153,648
Cadence Design Systems, Inc.*+                            8,529         152,754
Adobe Systems, Inc.*                                      3,658         150,417
Affiliated Computer Services, Inc. --
   Class A*                                               3,078         150,330
Western Digital Corp.*                                    7,317         149,706
Iron Mountain, Inc.*                                      3,603         148,948
Jabil Circuit, Inc.                                       5,919         145,311
Salesforce.com, Inc.*+                                    3,870         141,061

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

Micron Technology, Inc.*+                                10,025   $     139,949
Citrix Systems, Inc.*+                                    5,057         136,792
McAfee, Inc.*                                             4,721         133,982
BEA Systems, Inc.*                                       10,606         133,423
Intersil Corp. -- Class A                                 5,444         130,220
International Rectifier Corp.*+                           3,363         129,576
Integrated Device Technology,
   Inc.*                                                  8,297         128,438
MoneyGram International, Inc.+                            4,066         127,510
Symantec Corp.*+                                          6,020         125,517
Tektronix, Inc.                                           4,195         122,368
Cypress Semiconductor Corp.*+                             7,207         121,582
Molex, Inc.+                                              3,828         121,080
THQ, Inc.*+                                               3,711         120,682
Zebra Technologies Corp. --
   Class A*+                                              3,463         120,478
National Instruments Corp.+                               4,365         118,903
AVX Corp.+                                                7,985         118,098
Tech Data Corp.*                                          3,101         117,435
Alliance Data Systems Corp.*+                             1,879         117,381
Hyperion Solutions Corp.*                                 3,263         117,272
Parametric Technology Corp.*+                             6,488         116,914
Anixter International, Inc.*+                             2,140         116,202
Activision, Inc.*+                                        6,642         114,508
Novell, Inc.*                                            18,170         112,654
CACI International, Inc. -- Class A*                      1,990         112,435
Nvidia Corp.*+                                            3,018         111,696
Maxim Integrated Products, Inc.                           3,646         111,641
Ansys, Inc.*+                                             2,540         110,465
Avid Technology, Inc.*+                                   2,920         108,799
Cymer, Inc.*+                                             2,470         108,556
Benchmark Electronics, Inc.*+                             4,400         107,184
WebEx Communications, Inc.*+                              3,060         106,763
MPS Group, Inc.*+                                         7,399         104,918
Electronic Data Systems Corp.+                            3,801         104,718
CSG Systems International, Inc.*                          3,887         103,900
Komag, Inc.*                                              2,740         103,791
Network Appliance, Inc.*                                  2,607         102,403
ATMI, Inc.*                                               3,340         101,970
Websense, Inc.*                                           4,462         101,867
Agilent Technologies, Inc.*+                              2,894         100,856
Lam Research Corp.*+                                      1,986         100,531
SRA International, Inc. -- Class A*+                      3,720          99,473
Advent Software, Inc.*+                                   2,800          98,812
Alcatel-Lucent SA -- SP ADR+                              6,919          98,388
Rogers Corp.*                                             1,650          97,598
Coherent, Inc.*                                           3,070          96,920
Microsemi Corp.*                                          4,930          96,875
Bankrate, Inc.*+                                          2,540          96,393
Quality Systems, Inc.                                     2,580          96,157
Insight Enterprises, Inc.*                                5,040          95,105
Technitrol, Inc.                                          3,940          94,127
Scansource, Inc.*+                                        3,080          93,632
Black Box Corp.                                           2,180          91,538


                                              See Notes to Financial Statements.

166 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2006
--------------------------------------------------------------------------------
   TECHNOLOGY FUND
--------------------------------------------------------------------------------
                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

Rambus, Inc.*+                                            4,830   $      91,432
Open Solutions, Inc.*                                     2,420          91,089
Advanced Micro Devices, Inc.*+                            4,446          90,476
PMC - Sierra, Inc.*+                                     13,410          89,981
Standard Microsystems Corp.*                              3,190          89,256
Analog Devices, Inc.+                                     2,669          87,730
Supertex, Inc.*+                                          2,230          87,528
DST Systems, Inc.*+                                       1,382          86,555
Veeco Instruments, Inc.*+                                 4,610          86,345
Exar Corp.*                                               6,610          85,930
Mettler Toledo International, Inc.*                       1,089          85,868
Park Electrochemical Corp.                                3,341          85,697
JDS Uniphase Corp.*+                                      5,133          85,516
Electro Scientific Industries, Inc.*+                     4,246          85,514
CA, Inc.+                                                 3,748          84,892
Kulicke & Soffa Industries, Inc.*                        10,046          84,386
Gartner, Inc. -- Class A*+                                4,254          84,187
Axcelis Technologies, Inc.*+                             14,298          83,357
Pericom Semiconductor Corp.*                              7,260          83,272
Symbol Technologies, Inc.                                 5,410          80,825
Fair Isaac Corp.                                          1,985          80,690
Radisys Corp.*                                            4,792          79,883
Gerber Scientific, Inc.*                                  6,268          78,726
Ingram Micro, Inc. -- Class A*                            3,839          78,354
Wind River Systems, Inc.*                                 7,580          77,695
PC-Tel, Inc.*                                             8,221          76,866
Unisys Corp.*                                             9,719          76,197
Autodesk, Inc.*                                           1,876          75,903
Compuware Corp.*                                          8,979          74,795
Micrel, Inc.*                                             6,830          73,627
Fiserv, Inc.*                                             1,396          73,178
Verigy Ltd.*                                              3,860          68,515
j2 Global Communications, Inc.*+                          2,510          68,398
Lexmark International, Inc.*                                919          67,271
Solectron Corp.*                                         20,771          66,883
Bel Fuse, Inc. -- Class B+                                1,905          66,275
CommScope, Inc.*+                                         2,134          65,044
Palm, Inc.*+                                              4,610          64,955
Diodes, Inc.*+                                            1,780          63,154
SYKES Enterprises, Inc.*+                                 3,490          61,564
BMC Software, Inc.*                                       1,855          59,731
Arrow Electronics, Inc.*+                                 1,881          59,346
Jack Henry & Associates, Inc.+                            2,629          56,261
Blue Coat Systems, Inc.*                                  2,340          56,043
Altera Corp.*                                             2,836          55,812
Avaya, Inc.*+                                             3,953          55,263
Daktronics, Inc.                                          1,490          54,907
Sanmina-SCI Corp.*                                       14,919          51,471
3Com Corp.*                                              11,802          48,506
CDW Corp.+                                                  673          47,325
Spansion, Inc.*                                           3,150          46,809
Harris Corp.                                                982          45,035
RF Micro Devices, Inc.*+                                  6,560          44,542
VeriFone Holdings, Inc.*+                                 1,251          44,285

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

Total System Services, Inc.+                              1,634   $      43,121
Utstarcom, Inc.*+                                         4,806          42,053
Tellabs, Inc.*                                            4,031          41,358
Sabre Holdings Corp.                                      1,270          40,500
Semtech Corp.*                                            3,077          40,216
Avocent Corp.*+                                           1,180          39,943
United Online, Inc.                                       2,990          39,707
McData Corp. -- Class A*+                                 6,894          38,262
Ditech Networks, Inc.*                                    5,450          37,714
Agere Systems, Inc.*                                      1,964          37,650
CheckFree Corp.*+                                           910          36,546
Epicor Software Corp.*+                                   2,674          36,126
Take-Two Interactive Software,
   Inc.*                                                  1,990          35,342
Novellus Systems, Inc.*+                                  1,024          35,246
Harmonic, Inc.*                                           4,830          35,114
Methode Electronics, Inc. --
   Class A                                                3,200          34,656
Synopsys, Inc.*                                           1,296          34,642
Transaction Systems Architects,
   Inc. -- Class A*                                       1,060          34,524
Lattice Semiconductor Corp.*                              5,309          34,402
Hutchinson Technology, Inc.*                              1,450          34,177
Diebold, Inc.+                                              724          33,738
Avnet, Inc.*+                                             1,305          33,317
Convergys Corp.*                                          1,393          33,126
Plexus Corp.*+                                            1,380          32,954
Powerwave Technologies, Inc.*+                            4,949          31,921
Ceridian Corp.*                                           1,126          31,505
KEMET Corp.*                                              4,293          31,339
LSI Logic Corp.*+                                         3,466          31,194
Adaptec, Inc.*+                                           6,661          31,040
Keane, Inc.*+                                             2,574          30,656
Brightpoint, Inc.*                                        2,254          30,316
Red Hat, Inc.*                                            1,314          30,222
Brooks Automation, Inc.*+                                 2,097          30,197
Triquint Semiconductor, Inc.*                             6,657          29,957
F5 Networks, Inc.*+                                         400          29,684
NAVTEQ Corp.*                                               833          29,130
Newport Corp.*                                            1,310          27,445
Ciber, Inc.*                                              4,040          27,391
X-Rite, Inc.                                              2,210          27,183
Comverse Technology, Inc.*                                1,223          25,818
Secure Computing Corp.*+                                  3,855          25,289
QLogic Corp.*                                             1,148          25,164
Digi International, Inc.*                                 1,800          24,822
Plantronics, Inc.                                         1,130          23,956
Global Payments, Inc.                                       506          23,428
MapInfo Corp.*                                            1,787          23,320
Radiant Systems, Inc.*                                    2,110          22,028
Kopin Corp.*                                              5,867          20,945
Carreker Corp.*                                           2,637          20,147
Network Equipment Technologies,
   Inc.*                                                  3,276          19,066


See Notes to Financial Statements.

                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 167

SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 2006
--------------------------------------------------------------------------------
   TECHNOLOGY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

Polycom, Inc.*+                                             563   $      17,402
Teradyne, Inc.*+                                          1,136          16,995
Napster, Inc.*                                            4,217          15,308
Planar Systems, Inc.*                                     1,540          14,892
Factset Research Systems, Inc.                              258          14,572
Phoenix Technologies, Ltd.*                               3,150          14,175
MIVA, Inc.*                                               4,063          13,774
Varian Semiconductor Equipment
   Associates, Inc.*                                        302          13,747
Trimble Navigation Ltd.*                                    270          13,697
Macrovision Corp.*                                          480          13,565
Atmel Corp.*                                              2,154          13,032
Silicon Laboratories, Inc.*+                                260           9,009
Flir Systems, Inc.*                                         230           7,321
Ciena Corp.*+                                               190           5,265
Acxiom Corp.                                                147           3,771
BISYS Group, Inc.*                                          281           3,628
Sybase, Inc.*                                               120           2,964
DSP Group, Inc.*                                            129           2,799
Vishay Intertechnology, Inc.*                               193           2,613
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $20,179,198)                                                23,109,850
                                                                  -------------

                                                           FACE
                                                         AMOUNT
                                                    -----------

REPURCHASE AGREEMENTS 0.7%
Repurchase Agreement (Note 5)
   4.60% due 01/02/07                               $   151,603         151,603
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $151,603)                                                      151,603
                                                                  -------------

SECURITIES LENDING COLLATERAL 19.5%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 8)                                 4,537,454       4,537,454
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $4,537,454)                                                  4,537,454
                                                                  -------------
TOTAL INVESTMENTS 119.7%
   (Cost $24,868,255)                                             $  27,798,907
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (19.7)%                                         $  (4,583,634)
                                                                  =============
NET ASSETS - 100.0%                                               $  23,215,273

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2006 -- SEE
      NOTE 8.

      ADR -- AMERICAN DEPOSITORY RECEIPT.


                                              See Notes to Financial Statements.

168 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS                                        December 31, 2006
--------------------------------------------------------------------------------
   TELECOMMUNICATIONS FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 99.7%

Cisco Systems, Inc.*                                     89,402   $   2,443,357
Vodafone Group, Inc.+                                    83,377       2,316,213
AT&T, Inc.+                                              59,999       2,144,964
Verizon Communications, Inc.+                            48,541       1,807,667
BellSouth Corp.                                          35,805       1,686,774
Nokia OYJ+                                               79,214       1,609,628
Alcatel-Lucent SA -- SP ADR+                            106,428       1,513,406
Qualcomm, Inc.                                           37,036       1,399,590
Sprint Nextel Corp.                                      71,060       1,342,323
Motorola, Inc.+                                          54,380       1,118,053
Alltel Corp.                                             14,531         878,835
Corning, Inc.*                                           43,910         821,556
American Tower Corp. -- Class A*+                        18,742         698,702
Qwest Communications
   International, Inc.*+                                 81,194         679,594
Juniper Networks, Inc.*+                                 31,430         595,284
NII Holdings, Inc. -- Class B*+                           8,660         558,050
Embarq Corp.                                              9,642         506,784
Avaya, Inc.*+                                            34,722         485,414
Windstream Corp.+                                        32,921         468,137
Level 3 Communications, Inc.*+                           81,030         453,768
Harris Corp.                                              9,536         437,321
Crown Castle International Corp.*+                       13,134         424,228
CenturyTel, Inc.+                                         9,413         410,972
Citizens Communications Co.+                             26,278         377,615
Leap Wireless International, Inc. --
   Class B*                                               6,170         366,930
U.S. Cellular Corp.*+                                     5,208         362,425
Tellabs, Inc.*                                           35,113         360,259
Comverse Technology, Inc.*+                              16,865         356,020
F5 Networks, Inc.*+                                       4,752         352,646
Telephone & Data Systems, Inc.+                           6,070         329,783
Polycom, Inc.*+                                          10,418         322,020
JDS Uniphase Corp.*+                                     19,063         317,590
SBA Communications Corp.*+                               11,340         311,850
NeuStar, Inc.*                                            8,910         289,040
Ciena Corp.*+                                             9,673         268,039
Andrew Corp.*+                                           22,820         233,449
Avocent Corp.*+                                           6,647         225,001
CommScope, Inc.*+                                         7,365         224,485
ADC Telecommunications, Inc.*                            15,353         223,079
ADTRAN, Inc.+                                             9,594         217,784
3Com Corp.*                                              51,930         213,432
Plantronics, Inc.+                                        9,039         191,627
Netgear, Inc.*+                                           6,994         183,592
Cincinnati Bell, Inc.*                                   39,316         179,674

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
-------------------------------------------------------------------------------

Utstarcom, Inc.*+                                        20,274   $     177,397
General Communication, Inc. --
   Class A*                                              11,064         174,037
ViaSat, Inc.*                                             5,832         173,852
Comtech Telecommunications
   Corp.*+                                                4,524         172,229
Commonwealth Telephone
   Enterprises, Inc.                                      3,912         163,756
Dycom Industries, Inc.*+                                  7,550         159,456
Black Box Corp.                                           3,686         154,775
C-COR, Inc.*                                             13,000         144,820
Powerwave Technologies, Inc.*+                           21,122         136,237
Inter-Tel, Inc.                                           6,105         135,287
Harmonic, Inc.*                                          17,497         127,203
Blue Coat Systems, Inc.*                                  4,920         117,834
Symmetricom, Inc.*                                       13,146         117,262
Digi International, Inc.*                                 7,450         102,736
Bel Fuse, Inc. -- Class B+                                2,915         101,413
Network Equipment Technologies,
   Inc.*                                                 13,560          78,919
Ditech Networks, Inc.*                                   11,296          78,168
PC-Tel, Inc.*                                             7,983          74,641
Tollgrade Communications, Inc.*                           6,801          71,887
Idearc, Inc.*                                             2,337          66,955
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $26,090,184)                                                33,235,824
                                                                  -------------

                                                           FACE
                                                         AMOUNT
                                                  -------------
REPURCHASE AGREEMENTS 0.4%
Repurchase Agreement (Note 5)
   4.60% due 01/02/07                             $     140,246         140,246
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $140,246)                                                      140,246
                                                                  -------------
SECURITIES LENDING COLLATERAL 31.7%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 8)                                10,569,991      10,569,991
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $10,569,991)                                                10,569,991
                                                                  -------------
TOTAL INVESTMENTS 131.8%
   (Cost $36,800,421)                                             $  43,946,061
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (31.8)%                                         $ (10,608,827)
                                                                  =============
NET ASSETS - 100.0%                                               $  33,337,234

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2006 -- SEE
      NOTE 8.

      ADR -- AMERICAN DEPOSITORY RECEIPT.


See Notes to Financial Statements.

                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 169

SCHEDULE OF INVESTMENTS                                        December 31, 2006
--------------------------------------------------------------------------------
   TRANSPORTATION FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 99.5%

United Parcel Service, Inc. --
   Class B+                                              34,609   $   2,594,983
FedEx Corp.+                                             19,168       2,082,028
Burlington Northern Santa Fe
   Corp.+                                                25,337       1,870,124
Union Pacific Corp.                                      19,973       1,837,915
Norfolk Southern Corp.                                   34,982       1,759,245
CSX Corp.                                                41,950       1,444,339
Southwest Airlines Co.+                                  78,402       1,201,119
AMR Corp.*+                                              34,627       1,046,774
Expeditors International
   Washington, Inc.                                      24,968       1,011,204
UAL Corp.*+                                              22,611         994,884
CH Robinson Worldwide, Inc.+                             22,255         910,007
US Airways Group, Inc.*                                  16,090         866,447
Continental Airlines, Inc. --
   Class B*+                                             20,285         836,756
JetBlue Airways Corp.*+                                  49,738         706,280
Ryder System, Inc.+                                      12,497         638,097
J.B. Hunt Transport Services, Inc.+                      30,400         631,408
Laidlaw International, Inc.                              19,785         602,058
Kansas City Southern*+                                   18,996         550,504
YRC Worldwide, Inc.*+                                    14,222         536,596
Swift Transportation Co., Inc.*                          20,279         532,729
Con-way, Inc.                                            11,803         519,804
Kirby Corp.*                                             14,842         506,557
Landstar System, Inc.+                                   13,262         506,343
Alexander & Baldwin, Inc.+                               11,248         498,736
SkyWest, Inc.+                                           18,422         469,945
Alaska Air Group, Inc.*+                                 11,692         461,834
Knight Transportation, Inc.+                             25,694         438,083
Heartland Express, Inc.                                  28,596         429,512
HUB Group, Inc. -- Class A*+                             15,320         422,066
AirTran Holdings, Inc.*+                                 34,549         405,605
Werner Enterprises, Inc.                                 23,200         405,536
EGL, Inc.*+                                              12,053         358,938
Forward Air Corp.+                                       11,089         320,805
Arkansas Best Corp.+                                      8,730         314,280
Old Dominion Freight Line, Inc.*                         12,720         306,170
Mesa Air Group, Inc.*                                    24,680         211,508
Frontier Airlines Holdings, Inc.*+                       24,040         177,896
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $21,197,177)                                                29,407,115
                                                                  -------------

                                                                         MARKET
                                                           FACE           VALUE
                                                         AMOUNT        (NOTE 1)
-------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 0.6%
Repurchase Agreement (Note 5)
   4.60% due 01/02/07                             $     170,014   $     170,014
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $170,014)                                                      170,014
                                                                  -------------
SECURITIES LENDING COLLATERAL 29.9%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 8)                                 8,845,111       8,845,111
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $8,845,111)                                                  8,845,111
                                                                  -------------
TOTAL INVESTMENTS 130.0%
   (Cost $30,212,302)                                             $  38,422,240
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (30.0)%                                         $  (8,873,023)
                                                                  =============
NET ASSETS - 100.0%                                               $  29,549,217

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2006 -- SEE
      NOTE 8.


                                              See Notes to Financial Statements.

170 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS                                        December 31, 2006
--------------------------------------------------------------------------------
   UTILITIES FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 99.5%

Duke Energy Corp.                                        72,631   $   2,412,076
Exelon Corp.                                             37,494       2,320,504
Dominion Resources, Inc.                                 24,229       2,031,359
Southern Co.+                                            52,238       1,925,493
FPL Group, Inc.+                                         33,734       1,835,804
Entergy Corp.                                            18,344       1,693,518
TXU Corp.                                                30,608       1,659,260
FirstEnergy Corp.+                                       27,381       1,651,074
American Electric Power Co., Inc.+                       37,096       1,579,548
PG&E Corp.+                                              32,543       1,540,260
Public Service Enterprise Group, Inc.                    22,831       1,515,522
Sempra Energy                                            25,703       1,440,396
Edison International+                                    31,512       1,433,166
AES Corp.*                                               64,120       1,413,205
PPL Corp.                                                38,312       1,373,102
Constellation Energy Group, Inc.                         19,657       1,353,778
Progress Energy, Inc.+                                   26,664       1,308,669
Consolidated Edison, Inc.+                               26,514       1,274,528
Ameren Corp.+                                            22,285       1,197,373
Mirant Corp.*                                            37,290       1,177,245
Xcel Energy, Inc.+                                       49,933       1,151,455
DTE Energy Co.+                                          23,300       1,127,953
NRG Energy, Inc.*+                                       19,505       1,092,475
Allegheny Energy, Inc.*                                  22,780       1,045,830
Questar Corp.                                            11,579         961,636
NiSource, Inc.+                                          39,863         960,698
KeySpan Corp.                                            23,229         956,570
Wisconsin Energy Corp.                                   18,650         885,129
CenterPoint Energy, Inc.+                                52,597         872,058
Equitable Resources, Inc.+                               20,884         871,907
Oneok, Inc.                                              19,842         855,587
Pinnacle West Capital Corp.+                             16,780         850,578
Pepco Holdings, Inc.                                     31,636         822,852
MDU Resources Group, Inc.+                               32,028         821,198
Northeast Utilities                                      28,960         815,514
Reliant Energy, Inc.*+                                   56,325         800,378
SCANA Corp.                                              19,070         774,623
Alliant Energy Corp.+                                    20,490         773,907
Sierra Pacific Resources*                                44,215         744,139
CMS Energy Corp.*                                        44,130         736,971
OGE Energy Corp.+                                        17,962         718,480
TECO Energy, Inc.                                        41,187         709,652
Energy East Corp.+                                       28,127         697,550
Energen Corp.                                            14,850         697,059
Dynegy, Inc. -- Class A*                                 96,009         695,105
NSTAR                                                    20,178         693,316
National Fuel Gas Co.+                                   17,020         655,951
Southern Union Co.+                                      23,227         649,195
Puget Energy, Inc.                                       25,480         646,173
AGL Resources, Inc.                                      16,541         643,610

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
-------------------------------------------------------------------------------

DPL, Inc.+                                               23,141   $     642,857
UGI Corp.                                                23,424         639,007
Aqua America, Inc.+                                      27,630         629,411
Atmos Energy Corp.+                                      19,064         608,332
Great Plains Energy, Inc.+                               18,132         576,598
WPS Resources Corp.                                      10,545         569,746
Westar Energy, Inc.+                                     21,738         564,319
PNM Resources, Inc.+                                     17,988         559,427
Vectren Corp.+                                           19,086         539,752
Nicor, Inc.+                                             11,509         538,621
Hawaiian Electric Industries, Inc.+                      19,566         531,217
Piedmont Natural Gas Co.+                                19,530         522,428
Aquila, Inc.*                                           104,693         492,057
Peoples Energy Corp.+                                    11,010         490,716
Southwest Gas Corp.+                                     12,520         480,392
Duquesne Light Holdings, Inc.                            23,890         474,217
IDACORP, Inc.+                                           12,013         464,302
WGL Holdings, Inc.+                                      14,130         460,355
Allete, Inc.+                                             9,430         438,872
Unisource Energy Corp.+                                  11,642         425,282
Cleco Corp.                                              16,805         423,990
New Jersey Resources Corp.                                8,520         413,902
Black Hills Corp.+                                       11,190         413,359
Avista Corp.                                             16,227         410,705
El Paso Electric Co.*                                    16,657         405,931
Northwest Natural Gas Co.                                 9,470         401,907
UIL Holding Corp.                                         9,180         387,304
South Jersey Industries, Inc.                            11,190         373,858
CH Energy Group, Inc.                                     6,230         328,944
Laclede Group, Inc.                                       9,232         323,397
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $58,803,876)                                                71,394,634
                                                                  -------------

                                                           FACE
                                                         AMOUNT
                                                  -------------
REPURCHASE AGREEMENTS 0.2%
Repurchase Agreement (Note 5)
   4.60% due 01/02/07                             $     172,668         172,668
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $172,668)                                                      172,668
                                                                  -------------
SECURITIES LENDING COLLATERAL 23.5%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 8)                                16,824,478      16,824,478
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $16,824,478)                                                16,824,478
                                                                  -------------
TOTAL INVESTMENTS 123.2%
   (Cost $75,801,022)                                             $  88,391,780
                                                                  =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (23.2)%                                         $ (16,673,134)
                                                                  =============
NET ASSETS - 100.0%                                               $  71,718,646

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2006 -- SEE
      NOTE 8.


See Notes to Financial Statements.

                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 171

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                                                INVERSE                        INVERSE
                                                                    NOVA        S&P 500             OTC            OTC
                                                                    FUND           FUND            FUND           FUND
----------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 5 and 8)                  $149,668,657   $ 16,384,560   $  90,337,422   $ 19,837,789
Segregated Cash with Broker                                    4,323,601        870,043       6,536,369        670,475
Cash                                                                  --             --              --             --
Receivable for Equity Index Swap Settlement (Note 1)                  --         25,710              --         96,598
Receivable for Futures Contracts Settlement (Note 1)                  --         23,468              --             --
Receivable for Securities Sold (Note 1)                               --             --              --             --
Receivable for Fund Shares Sold                                  426,331      1,838,283          12,824      4,985,110
Investment Income Receivable (Note 1)                            172,395          7,561          41,743          7,774
----------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                              154,590,984     19,149,625      96,928,358     25,597,746
======================================================================================================================

LIABILITIES
Payable for Equity Index Swap Settlement (Note 1)                197,544         10,653          88,483             --
Payable for Futures Contracts Settlement (Note 1)                240,053             --              --             50
Payable upon Return of Securities Loaned (Note 8)             18,387,759             --      21,014,171             --
Payable for Securities Purchased (Note 1)                             --             --              --             --
Payable for Fund Shares Redeemed                               1,063,027         61,000       2,791,930      1,614,652
Investment Advisory Fees Payable (Note 3)                         80,842         13,916          51,836         17,887
Transfer Agent and Administrative Fees Payable (Note 3)           26,947          3,866          17,279          4,969
Distribution and Service Fees Payable (Note 3)                    26,947          3,866          17,279          4,969
Portfolio Accounting Fees Payable (Note 3)                        10,779          1,546           6,911          1,987
Custody Fees Payable                                               2,803            402           2,035            688
Other Liabilities                                                 77,603         29,084          67,347         23,921
----------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                          20,114,304        124,333      24,057,271      1,669,123
======================================================================================================================
NET ASSETS                                                  $134,476,680   $ 19,025,292   $  72,871,087   $ 23,928,623
======================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                             $212,247,981   $ 50,049,002   $ 439,951,171   $ 35,775,354
Undistributed Net Investment Income                              304,133        114,443              --        159,000
Accumulated Net Realized Gain (Loss) on Investments,
   Equity Index Swaps, and Futures Contracts                 (87,990,636)   (31,153,264)   (391,155,212)   (12,389,323)
Net Unrealized Appreciation (Depreciation) on
   Investments, Equity Index Swaps, and Futures Contracts      9,915,202         15,111      24,075,128        383,592
======================================================================================================================
NET ASSETS                                                  $134,476,680   $ 19,025,292   $  72,871,087   $ 23,928,623
======================================================================================================================
SHARES OUTSTANDING                                            13,330,100      4,337,265       4,735,087      1,209,272
NET ASSET VALUES                                            $      10.09   $       4.39   $       15.39   $      19.79

*     THE COST OF SECURITIES AT VALUE IS $139,505,430, $16,385,388, $66,223,742,
      $19,838,242, $36,710,887, $32,309,541, $43,115,263, $4,281,347,
      $5,106,561, $84,651,313, $9,504,828 AND $48,399,536, RESPECTIVELY.


                                              See Notes to Financial Statements.

172 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

                                                               December 31, 2006
--------------------------------------------------------------------------------

                                                                 DYNAMIC        DYNAMIC         MID-CAP        INVERSE
                                                                 S&P 500            OTC       ADVANTAGE        MID-CAP
                                                                    FUND           FUND            FUND           FUND
----------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 5 and 8)                  $ 41,346,209   $ 37,983,188   $  45,281,988   $  4,281,347
Segregated Cash with Broker                                    1,823,715         26,000         780,300         91,800
Cash                                                                  --             --              --             --
Receivable for Equity Index Swap Settlement (Note 1)                  --        122,421         190,983         23,798
Receivable for Futures Contracts Settlement (Note 1)                  --             --              --             --
Receivable for Securities Sold (Note 1)                            3,807             --              --             --
Receivable for Fund Shares Sold                                   24,345        919,298           3,994      1,618,277
Investment Income Receivable (Note 1)                             40,396         22,648          23,899          1,466
----------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                               43,238,472     39,073,555      46,281,164      6,016,688
======================================================================================================================

LIABILITIES
Payable for Equity Index Swap Settlement (Note 1)                138,418         39,852              --             --
Payable for Futures Contracts Settlement (Note 1)                    119             --         175,037         48,102
Payable upon Return of Securities Loaned (Note 8)              4,400,651      7,320,487       6,282,368             --
Payable for Securities Purchased (Note 1)                             --             --              --             --
Payable for Fund Shares Redeemed                                 959,130      1,955,600         757,257            171
Investment Advisory Fees Payable (Note 3)                         32,172         31,855          29,861          3,728
Transfer Agent and Administrative Fees Payable (Note 3)            8,937          8,849           8,295          1,036
Distribution and Service Fees Payable (Note 3)                     8,937          8,849           8,295          1,036
Portfolio Accounting Fees Payable (Note 3)                         3,575          3,539           3,318            414
Custody Fees Payable                                                 929          2,727             863            107
Other Liabilities                                                 22,353         29,185          29,926          3,360
----------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                           5,575,221      9,400,943       7,295,220         57,954
======================================================================================================================
NET ASSETS                                                  $ 37,663,251   $ 29,672,612   $  38,985,944   $  5,958,734
======================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                             $ 32,675,493   $ 27,639,555   $  35,955,325   $  7,490,869
Undistributed Net Investment Income                               95,229         23,380          27,018         31,014
Accumulated Net Realized Gain (Loss) on Investments,
   Equity Index Swaps, and Futures Contracts                     396,494     (3,625,629)      1,184,290     (1,634,425)
Net Unrealized Appreciation (Depreciation) on
   Investments, Equity Index Swaps, and Futures Contracts      4,496,035      5,635,306       1,819,311         71,276
======================================================================================================================
NET ASSETS                                                  $ 37,663,251   $ 29,672,612   $  38,985,944   $  5,958,734
======================================================================================================================
SHARES OUTSTANDING                                             1,734,973      1,264,562       1,610,653        161,216
NET ASSET VALUES                                            $      21.71   $      23.46   $       24.20   $      36.96

                                                                                                                    GOVERNMENT
                                                                    DYNAMIC   RUSSELL 2000(R)           INVERSE      LONG BOND
                                                            RUSSELL 2000(R)         ADVANTAGE   RUSSELL 2000(R)      ADVANTAGE
                                                                       FUND              FUND              FUND           FUND
------------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 5 and 8)                  $     5,164,347   $    88,954,989   $     9,504,828   $ 49,599,118
Segregated Cash with Broker                                         674,800         1,148,640           129,600        608,000
Cash                                                                     --               590                --             --
Receivable for Equity Index Swap Settlement (Note 1)                     --                --            81,020             --
Receivable for Futures Contracts Settlement (Note 1)                     --                --            38,400             --
Receivable for Securities Sold (Note 1)                                  --                --                --         67,838
Receivable for Fund Shares Sold                                          --            40,206         2,509,017         56,295
Investment Income Receivable (Note 1)                                 3,469            77,601             3,944        318,166
------------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                   5,842,616        90,222,026        12,266,809     50,649,417
==============================================================================================================================

LIABILITIES
Payable for Equity Index Swap Settlement (Note 1)                    46,894           499,623                --             --
Payable for Futures Contracts Settlement (Note 1)                    16,500           205,600                --         57,000
Payable upon Return of Securities Loaned (Note 8)                        --        16,042,381                --             --
Payable for Securities Purchased (Note 1)                           990,147                --                --             --
Payable for Fund Shares Redeemed                                    198,168           208,258             3,014         67,192
Investment Advisory Fees Payable (Note 3)                             3,717            64,373             8,694         26,506
Transfer Agent and Administrative Fees Payable (Note 3)               1,032            17,881             2,415         10,602
Distribution and Service Fees Payable (Note 3)                        1,032            17,881             2,415         13,253
Portfolio Accounting Fees Payable (Note 3)                              413             7,152               966          5,301
Custody Fees Payable                                                    107             1,860               251          1,397
Other Liabilities                                                       816            45,251            11,608         47,976
------------------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                              1,258,826        17,110,260            29,363        229,227
==============================================================================================================================
NET ASSETS                                                  $     4,583,790   $    73,111,766   $    12,237,446   $ 50,420,190
==============================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                             $     4,547,878   $    68,744,958   $    20,158,370   $ 55,735,005
Undistributed Net Investment Income                                   1,234            78,722            80,213             --
Accumulated Net Realized Gain (Loss) on Investments,
   Equity Index Swaps, and Futures Contracts                         36,123           249,330        (8,085,069)    (5,875,264)
Net Unrealized Appreciation (Depreciation) on
   Investments, Equity Index Swaps, and Futures Contracts            (1,445)        4,038,756            83,932        560,449
==============================================================================================================================
NET ASSETS                                                  $     4,583,790   $    73,111,766   $    12,237,446   $ 50,420,190
==============================================================================================================================
SHARES OUTSTANDING                                                  176,509         1,777,185           353,602      4,362,711
NET ASSET VALUES                                            $         25.97   $         41.14   $         34.61   $      11.56


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 173

--------------------------------------------------------------------------------

                                                                  INVERSE
                                                               GOVERNMENT         EUROPE          JAPAN          DYNAMIC
                                                                LONG BOND      ADVANTAGE      ADVANTAGE              DOW
                                                                     FUND           FUND           FUND             FUND
------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 5 and 8)                   $ 52,487,054   $ 90,106,643   $ 29,745,319    $  49,003,065
Segregated Cash with Broker                                        96,663             --        611,700          776,100
Cash                                                                   --             --             --               --
Receivable for Equity Index Swap Settlement (Note 1)                   --             --        581,388          296,016
Receivable for Futures Contracts Settlement (Note 1)                8,989             --             --               --
Receivable for Securities Sold (Note 1)                                --             --             --               --
Receivable for Fund Shares Sold                                    15,619         26,574        300,452          119,611
Investment Income Receivable (Note 1)                              16,052         97,639         11,869           45,907
Other Assets                                                           --             --             --               --
------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                52,624,377     90,230,856     31,250,728       50,240,699
========================================================================================================================

LIABILITIES
Short Sales at Market Value** (Notes 1 and 2)                  22,573,716             --             --               --
Payable to cover Short Sale                                        90,428             --             --               --
Payable for Equity Index Swap Settlement (Note 1)                      --        293,453             --               --
Payable for Futures Contracts Settlement (Note 1)                      --             --         14,125           75,620
Payable upon Return of Securities Loaned (Note 8)                      --             --             --        4,136,460
Payable for Securities Purchased (Note 1)                              --             --             --               --
Payable for Fund Shares Redeemed                                  251,073        287,922        666,296          591,750
Investment Advisory Fees Payable (Note 3)                          18,398         69,855         21,283           32,636
Transfer Agent and Administrative Fees Payable (Note 3)             5,111         19,404          5,912            9,066
Distribution and Service Fees Payable (Note 3)                      5,111         19,404          5,912            9,066
Portfolio Accounting Fees Payable (Note 3)                          2,044          7,762          2,365            3,626
Custody Fees Payable                                                  531          2,018            654              943
Interest Payable                                                  407,617             --             --               --
Other Liabilities                                                  23,976         40,794         24,491           16,279
------------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                           23,378,005        740,612        741,038        4,875,446
========================================================================================================================
NET ASSETS                                                   $ 29,246,372   $ 89,490,244   $ 30,509,690    $  45,365,253
========================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                              $ 37,122,748   $ 80,335,801   $ 29,955,426    $  40,821,470
Undistributed Net Investment Income (Loss)                        130,300        285,758        444,829          120,775
Accumulated Net Realized Gain (Loss) on Investments,
   Equity/Currency Index Swaps, and Futures Contracts          (8,794,460)     2,871,705       (558,505)         949,068
Net Unrealized Appreciation (Depreciation) on Investments,
   Equity/Currency Index Swaps, and Futures Contracts             787,784      5,996,980        667,940        3,473,940
========================================================================================================================
NET ASSETS                                                   $ 29,246,372   $ 89,490,244   $ 30,509,690    $  45,365,253
========================================================================================================================
SHARES OUTSTANDING                                              1,357,126      3,023,510      1,124,452        1,686,916
NET ASSET VALUES                                             $      21.55   $      29.60   $      27.13    $       26.89

 *    THE COST OF SECURITIES AT VALUE IS $52,487,750, $83,834,812, $29,745,319,
      $45,983,138, $16,786,620, $36,542,715, $30,687,714, $97,609,177,
      $27,096,548, $17,589,207, $26,462,527 AND $3,074,820, RESPECTIVELY.

** THE PROCEEDS OF SHORT SALES AT MARKET VALUE ARE $23,234,870, $0, $0, $0, $0, $0, $0, $0, $0, $0, $0 AND $0, RESPECTIVELY.


                                              See Notes to Financial Statements.

174 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

                                                               December 31, 2006
--------------------------------------------------------------------------------

                                                                  INVERSE
                                                                  DYNAMIC      SMALL-CAP        MID-CAP        LARGE-CAP
                                                                      DOW          VALUE          VALUE            VALUE
                                                                     FUND           FUND           FUND             FUND
------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 5 and 8)                   $ 16,786,620   $ 39,143,447   $ 32,933,646    $ 103,703,244
Segregated Cash with Broker                                       148,200             --             --               --
Cash                                                                   --             --          1,200               --
Receivable for Equity Index Swap Settlement (Note 1)                   --             --             --               --
Receivable for Futures Contracts Settlement (Note 1)               14,440             --             --               --
Receivable for Securities Sold (Note 1)                                --        717,345        339,823               --
Receivable for Fund Shares Sold                                   500,917        773,706      2,157,254        1,311,040
Investment Income Receivable (Note 1)                               6,661         56,331         25,162          143,663
Other Assets                                                           --             --             --               --
------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                17,456,838     40,690,829     35,457,085      105,157,947
========================================================================================================================

LIABILITIES
Short Sales at Market Value** (Notes 1 and 2)                          --             --             --               --
Payable to cover Short Sale                                            --             --             --               --
Payable for Equity Index Swap Settlement (Note 1)                 320,352             --             --               --
Payable for Futures Contracts Settlement (Note 1)                      --             --             --               --
Payable upon Return of Securities Loaned (Note 8)                      --      4,879,062      4,663,653       20,056,352
Payable for Securities Purchased (Note 1)                              --        122,258      1,187,683        1,565,823
Payable for Fund Shares Redeemed                                   51,442      1,513,659      1,301,777          103,043
Investment Advisory Fees Payable (Note 3)                          13,688         18,391         17,601           42,383
Transfer Agent and Administrative Fees Payable (Note 3)             3,802          6,130          5,867           14,128
Distribution and Service Fees Payable (Note 3)                      3,802          6,130          5,867           14,128
Portfolio Accounting Fees Payable (Note 3)                          1,521          2,452          2,347            5,651
Custody Fees Payable                                                  395            708            722            1,469
Interest Payable                                                       --             --             --               --
Other Liabilities                                                   8,435         18,519         17,246           32,243
------------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                              403,437      6,567,309      7,202,763       21,835,220
========================================================================================================================
NET ASSETS                                                   $ 17,053,401   $ 34,123,520   $ 28,254,322    $  83,322,727
========================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                              $ 21,370,219   $ 31,463,762   $ 28,022,690    $  77,157,364
Undistributed Net Investment Income (Loss)                        124,886         29,155         74,339          139,901
Accumulated Net Realized Gain (Loss) on Investments,
   Equity/Currency Index Swaps, and Futures Contracts          (4,141,168)        29,871     (2,088,639)         (68,605)
Net Unrealized Appreciation (Depreciation) on Investments,
   Equity/Currency Index Swaps, and Futures Contracts            (300,536)     2,600,732      2,245,932        6,094,067
========================================================================================================================
NET ASSETS                                                   $ 17,053,401   $ 34,123,520   $ 28,254,322    $  83,322,727
========================================================================================================================
SHARES OUTSTANDING                                                511,501      1,193,280      1,262,223        2,621,760
NET ASSET VALUES                                             $      33.34   $      28.60   $      22.38    $       31.78

                                                                                                                 DYNAMIC
                                                                SMALL-CAP        MID-CAP      LARGE-CAP    STRENGTHENING
                                                                   GROWTH         GROWTH         GROWTH           DOLLAR
                                                                     FUND           FUND           FUND             FUND
------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 5 and 8)                   $ 29,551,837   $ 19,662,561   $ 28,454,602    $   3,074,820
Segregated Cash with Broker                                            --             --             --               --
Cash                                                                   --             --             --               --
Receivable for Equity Index Swap Settlement (Note 1)                   --             --             --            6,201
Receivable for Futures Contracts Settlement (Note 1)                   --             --             --               --
Receivable for Securities Sold (Note 1)                                --        735,543             --               --
Receivable for Fund Shares Sold                                 1,879,033             --        672,089              131
Investment Income Receivable (Note 1)                               8,507          6,223         12,591            1,369
Other Assets                                                       62,090             --             --               --
------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                31,501,467     20,404,327     29,139,282        3,082,521
========================================================================================================================

LIABILITIES
Short Sales at Market Value** (Notes 1 and 2)                          --             --             --               --
Payable to cover Short Sale                                            --             --             --               --
Payable for Equity Index Swap Settlement (Note 1)                      --             --             --               --
Payable for Futures Contracts Settlement (Note 1)                      --             --             --               --
Payable upon Return of Securities Loaned (Note 8)               6,228,573      4,196,579      4,824,809               --
Payable for Securities Purchased (Note 1)                       1,930,507             --        601,090               --
Payable for Fund Shares Redeemed                                      345        732,686        102,412           11,180
Investment Advisory Fees Payable (Note 3)                          15,597         11,295         15,924            1,865
Transfer Agent and Administrative Fees Payable (Note 3)             5,199          3,765          5,308              518
Distribution and Service Fees Payable (Note 3)                      5,199          3,765          5,308              518
Portfolio Accounting Fees Payable (Note 3)                          2,080          1,506          2,123              207
Custody Fees Payable                                                  541            391            552               47
Interest Payable                                                       --             --             --               --
Other Liabilities                                                  13,850         14,557         14,139            1,632
------------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                            8,201,891      4,964,544      5,571,665           15,967
========================================================================================================================
NET ASSETS                                                   $ 23,299,576   $ 15,439,783   $ 23,567,617    $   3,066,554
========================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                              $ 23,192,330   $ 14,809,344   $ 23,027,678    $   3,133,654
Undistributed Net Investment Income (Loss)                             --             --             --          (80,756)
Accumulated Net Realized Gain (Loss) on Investments,
   Equity/Currency Index Swaps, and Futures Contracts          (2,348,043)    (1,442,915)    (1,452,136)              --
Net Unrealized Appreciation (Depreciation) on Investments,
   Equity/Currency Index Swaps, and Futures Contracts           2,455,289      2,073,354      1,992,075           13,656
========================================================================================================================
NET ASSETS                                                   $ 23,299,576   $ 15,439,783   $ 23,567,617    $   3,066,554
========================================================================================================================
SHARES OUTSTANDING                                                778,729        526,400        883,357          135,721
NET ASSET VALUES                                             $      29.92   $      29.33   $      26.68    $       22.59


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 175

--------------------------------------------------------------------------------

                                                                           DYNAMIC        MULTI-CAP                            U.S.
                                                                         WEAKENING             CORE          SECTOR      GOVERNMENT
                                                                            DOLLAR           EQUITY        ROTATION    MONEY MARKET
                                                                              FUND             FUND            FUND            FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 5 and 8)                           $  11,213,075    $   8,327,417   $ 111,073,881   $ 203,448,503
Segregated Cash with Broker                                                     --           46,400              --              --
Receivable for Securities Sold (Note 1)                                         --               --              --              --
Receivable for Fund Shares Sold                                            196,012               --          18,622       5,045,095
Investment Income Receivable (Note 1)                                        4,902           12,345         125,218          54,334
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                         11,413,989        8,386,162     111,217,721     208,547,932
====================================================================================================================================

LIABILITIES
Payable for Currency Index Swap Settlement (Note 1)                        190,103               --              --              --
Payable for Futures Contracts Settlement (Note 1)                               --           10,482              --              --
Payable upon Return of Securities Loaned (Note 8)                               --               --      22,672,786              --
Payable for Securities Purchased (Note 1)                                       --               --              --              --
Payable for Fund Shares Redeemed                                            46,281            5,224         643,387          27,120
Investment Advisory Fees Payable (Note 3)                                    9,760            4,240          69,876          85,955
Transfer Agent and Administrative Fees Payable (Note 3)                      2,711            1,798          19,410          34,382
Distribution and Service Fees Payable (Note 3)                               2,711            1,798          19,410          42,978
Portfolio Accounting Fees Payable (Note 3)                                   1,084              719           7,764          17,191
Custody Fees Payable                                                           304              187           2,019           4,470
Cash Due to Custodian Bank                                                      --               --          51,275              --
Other Liabilities                                                            5,551            3,796          59,232         187,999
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                       258,505           28,244      23,545,159         400,095
====================================================================================================================================
NET ASSETS                                                           $  11,155,484    $   8,357,918   $  87,672,562   $ 208,147,837
====================================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                                      $  10,967,788    $   7,583,712   $  78,623,850   $ 208,141,886
Undistributed Net Investment Income                                        256,672           12,850              --           7,497
Accumulated Net Realized Gain (Loss) on Investments,
   Currency Index Swaps, and Futures Contracts                                  --          139,897       2,989,156          (1,546)
Net Unrealized Appreciation (Depreciation) on Investments,
   Currency Index Swaps, and Futures Contracts                             (68,976)         621,459       6,059,556              --
====================================================================================================================================
NET ASSETS                                                           $  11,155,484    $   8,357,918   $  87,672,562   $ 208,147,837
====================================================================================================================================
SHARES OUTSTANDING                                                         405,474          292,221       6,509,776     208,161,494
NET ASSET VALUES                                                     $       27.51    $       28.60   $       13.47   $        1.00

*     THE COST OF SECURITIES AT VALUE IS $11,213,075, $7,689,595, $105,014,325,
      $203,448,503, $28,025,776, $58,247,533, $13,875,904, $19,152,218,
      $48,124,334, $3,683,747, $63,248,670 AND $37,851,848, RESPECTIVELY.


                                              See Notes to Financial Statements.

176 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

                                                               December 31, 2006
--------------------------------------------------------------------------------

                                                                                              BASIC            BIO-
                                                                           BANKING        MATERIALS      TECHNOLOGY     COMMODITIES
                                                                              FUND             FUND            FUND            FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 5 and 8)                           $  30,802,438    $  69,695,268   $  17,015,623   $  18,390,370
Segregated Cash with Broker                                                     --               --              --              --
Receivable for Securities Sold (Note 1)                                    545,916          362,392         100,255       1,882,265
Receivable for Fund Shares Sold                                             21,985               --              --          41,824
Investment Income Receivable (Note 1)                                       50,770           69,748           1,798           2,866
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                         31,421,109       70,127,408      17,117,676      20,317,325
===================================================================================================================================

LIABILITIES
Payable for Currency Index Swap Settlement (Note 1)                             --               --              --              --
Payable for Futures Contracts Settlement (Note 1)                               --               --              --              --
Payable upon Return of Securities Loaned (Note 8)                        6,424,227       10,871,653       6,212,852              --
Payable for Securities Purchased (Note 1)                                       --               --              --              --
Payable for Fund Shares Redeemed                                           605,081          532,047         105,652           3,527
Investment Advisory Fees Payable (Note 3)                                   17,194           41,111          14,208          12,508
Transfer Agent and Administrative Fees Payable (Note 3)                      5,057           12,091           4,179           5,823
Distribution and Service Fees Payable (Note 3)                               5,057           12,091           4,179           5,823
Portfolio Accounting Fees Payable (Note 3)                                   2,023            4,837           1,671           2,329
Custody Fees Payable                                                           565            1,258           1,503             617
Cash Due to Custodian Bank                                                      --               --              --              --
Other Liabilities                                                           13,504           30,355          19,235          17,428
-----------------------------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                                                    7,072,708       11,505,443       6,363,479          48,055
===================================================================================================================================
NET ASSETS                                                           $  24,348,401    $  58,621,965   $  10,754,197   $  20,269,270
===================================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                                      $  23,307,528    $  50,649,687   $  15,795,628   $  27,909,381
Undistributed Net Investment Income                                         63,706           98,781              --           6,206
Accumulated Net Realized Gain (Loss) on Investments,
   Currency Index Swaps, and Futures Contracts                          (1,799,495)      (3,574,238)     (8,181,150)     (6,884,469)
Net Unrealized Appreciation (Depreciation) on Investments,
   Currency Index Swaps, and Futures Contracts                           2,776,662       11,447,735       3,139,719        (761,848)
===================================================================================================================================
NET ASSETS                                                           $  24,348,401    $  58,621,965   $  10,754,197   $  20,269,270
===================================================================================================================================
SHARES OUTSTANDING                                                         750,525        1,758,734         520,504       1,117,019
NET ASSET VALUES                                                     $       32.44    $       33.33   $       20.66   $       18.15

                                                                          CONSUMER                                           ENERGY
                                                                          PRODUCTS      ELECTRONICS          ENERGY        SERVICES
                                                                              FUND             FUND            FUND            FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 5 and 8)                           $  55,097,133    $   5,013,871   $  87,243,713   $  55,766,819
Segregated Cash with Broker                                                     --               --              --              --
Receivable for Securities Sold (Note 1)                                    802,929           90,021              --              --
Receivable for Fund Shares Sold                                                 --           11,982       1,804,898       1,528,385
Investment Income Receivable (Note 1)                                       97,253              657          22,814          14,796
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                         55,997,315        5,116,531      89,071,425      57,310,000
===================================================================================================================================

LIABILITIES
Payable for Currency Index Swap Settlement (Note 1)                             --               --              --              --
Payable for Futures Contracts Settlement (Note 1)                               --               --              --              --
Payable upon Return of Securities Loaned (Note 8)                       11,958,394        1,125,927      17,273,359      11,849,821
Payable for Securities Purchased (Note 1)                                       --               --       1,401,438       1,305,840
Payable for Fund Shares Redeemed                                           948,186          111,791          52,805         127,970
Investment Advisory Fees Payable (Note 3)                                   32,507            5,466          53,651          34,944
Transfer Agent and Administrative Fees Payable (Note 3)                      9,561            1,608          15,780          10,278
Distribution and Service Fees Payable (Note 3)                               9,561            1,608          15,780          10,278
Portfolio Accounting Fees Payable (Note 3)                                   3,824              643           6,312           4,111
Custody Fees Payable                                                           994              196           1,641           1,115
Cash Due to Custodian Bank                                                      --               --              --              --
Other Liabilities                                                           27,250           13,702          60,982          55,422
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                    12,990,277        1,260,941      18,881,748      13,399,779
===================================================================================================================================
NET ASSETS                                                           $  43,007,038    $   3,855,590   $  70,189,677   $  43,910,221
===================================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                                      $  38,204,932    $  13,507,210   $  49,175,197   $  28,426,136
Undistributed Net Investment Income                                        312,611               --              --              --
Accumulated Net Realized Gain (Loss) on Investments,
   Currency Index Swaps, and Futures Contracts                          (2,483,304)     (10,981,744)     (2,980,563)     (2,430,886)
Net Unrealized Appreciation (Depreciation) on Investments,
   Currency Index Swaps, and Futures Contracts                           6,972,799        1,330,124      23,995,043      17,914,971
===================================================================================================================================
NET ASSETS                                                           $  43,007,038    $   3,855,590   $  70,189,677   $  43,910,221
===================================================================================================================================
SHARES OUTSTANDING                                                       1,176,812          274,973       2,118,079       1,473,907
NET ASSET VALUES                                                     $       36.55    $       14.02   $       33.14   $       29.79


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 177

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)
--------------------------------------------------------------------------------

                                                                          FINANCIAL          HEALTH
                                                                           SERVICES            CARE        INTERNET         LEISURE
                                                                               FUND            FUND            FUND            FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 5 and 8)                             $ 60,831,592    $ 48,474,605    $ 13,125,771    $ 47,932,664
Receivable for Securities Sold (Note 1)                                   2,763,960       1,448,536              --              --
Receivable for Fund Shares Sold                                              18,674          62,764              --         407,985
Investment Income Receivable (Note 1)                                       116,721          34,864           3,048          29,219
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                          63,730,947      50,020,769      13,128,819      48,369,868
===================================================================================================================================

LIABILITIES
Payable upon Return of Securities Loaned (Note 8)                        10,531,379       7,484,164       3,692,757      10,208,573
Payable for Securities Purchased (Note 1)                                 2,770,015       1,539,432              --         279,047
Payable for Fund Shares Redeemed                                            147,664          83,591          31,670         118,505
Investment Advisory Fees Payable (Note 3)                                    36,360          30,368           8,938          27,350
Transfer Agent and Administrative Fees Payable (Note 3)                      10,694           8,932           2,629           8,044
Distribution and Service Fees Payable (Note 3)                               10,694           8,932           2,629           8,044
Portfolio Accounting Fees Payable (Note 3)                                    4,278           3,573           1,052           3,218
Custody Fees Payable                                                          1,159             929             273             837
Other Liabilities                                                            28,404          35,591           8,316          17,276
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                     13,540,647       9,195,512       3,748,264      10,670,894
===================================================================================================================================
NET ASSETS                                                             $ 50,190,300    $ 40,825,257    $  9,380,555    $ 37,698,974
===================================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                                        $ 45,117,238    $ 37,032,237    $  8,923,975    $ 32,546,952
Undistributed Net Investment Income                                          38,835              --              --              --
Accumulated Net Realized Gain (Loss) on Investments                         553,815      (2,491,437)     (1,863,029)     (1,688,407)
Net Unrealized Appreciation on Investments                                4,480,412       6,284,457       2,319,609       6,840,429
===================================================================================================================================
NET ASSETS                                                             $ 50,190,300    $ 40,825,257    $  9,380,555    $ 37,698,974
===================================================================================================================================
SHARES OUTSTANDING                                                        1,559,443       1,436,822         580,184       1,439,698
NET ASSET VALUES                                                       $      32.18    $      28.41    $      16.17    $      26.19

*     THE COST OF SECURITIES AT VALUE IS $56,351,180, $42,190,148, $10,806,162,
      $41,092,235, $63,353,177, $90,094,439, $30,020,704, $24,868,255,
      $36,800,421, $30,212,302 AND $75,801,022, RESPECTIVELY.


                                              See Notes to Financial Statements.

178 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

                                                               December 31, 2006
--------------------------------------------------------------------------------

                                                                         PRECIOUS             REAL
                                                                           METALS           ESTATE        RETAILING      TECHNOLOGY
                                                                             FUND             FUND             FUND            FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 5 and 8)                          $  87,728,291    $ 109,245,920    $  35,612,309   $  27,798,907
Receivable for Securities Sold (Note 1)                                 1,091,661        2,364,018               --       1,672,905
Receivable for Fund Shares Sold                                           426,543            3,799            6,376               7
Investment Income Receivable (Note 1)                                      11,171          434,612           21,954           6,727
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                        89,257,666      112,048,349       35,640,639      29,478,546
===================================================================================================================================

LIABILITIES
Payable upon Return of Securities Loaned (Note 8)                      24,714,825       26,298,248        7,275,886       4,537,454
Payable for Securities Purchased (Note 1)                                      --               --               --       1,433,735
Payable for Fund Shares Redeemed                                        1,495,753        2,419,439            4,857         243,110
Investment Advisory Fees Payable (Note 3)                                  45,000           61,068           20,772          18,535
Transfer Agent and Administrative Fees Payable (Note 3)                    15,000           17,961            6,110           5,451
Distribution and Service Fees Payable (Note 3)                             15,000           17,961            6,110           5,451
Portfolio Accounting Fees Payable (Note 3)                                  6,000            7,184            2,444           2,181
Custody Fees Payable                                                        1,560            1,868              635             567
Other Liabilities                                                          54,489           43,885           17,455          16,789
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                   26,347,627       28,867,614        7,334,269       6,263,273
===================================================================================================================================
NET ASSETS                                                          $  62,910,039    $  83,180,735    $  28,306,370   $  23,215,273
===================================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                                     $  54,290,251    $  68,448,347    $  24,753,732   $  22,364,837
Undistributed Net Investment Income                                            --          238,570               --              --
Accumulated Net Realized Gain (Loss) on Investments                   (15,755,326)      (4,657,663)      (2,038,967)     (2,080,216)
Net Unrealized Appreciation on Investments                             24,375,114       19,151,481        5,591,605       2,930,652
===================================================================================================================================
NET ASSETS                                                          $  62,910,039    $  83,180,735    $  28,306,370   $  23,215,273
===================================================================================================================================
SHARES OUTSTANDING                                                      4,999,305        1,655,380          950,668       1,575,270
NET ASSET VALUES                                                    $       12.58    $       50.25    $       29.78   $       14.74

                                                                                          TELECOM-           TRANS-
                                                                                       MUNICATIONS        PORTATION       UTILITIES
                                                                                              FUND             FUND            FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 5 and 8)                                           $  43,946,061    $  38,422,240   $  88,391,780
Receivable for Securities Sold (Note 1)                                                         --          367,028         412,838
Receivable for Fund Shares Sold                                                            682,850               16          28,273
Investment Income Receivable (Note 1)                                                       58,247           34,257         139,972
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                                         44,687,158       38,823,541      88,972,863
===================================================================================================================================

LIABILITIES
Payable upon Return of Securities Loaned (Note 8)                                       10,569,991        8,845,111      16,824,478
Payable for Securities Purchased (Note 1)                                                  713,490               --              --
Payable for Fund Shares Redeemed                                                             7,043          363,509         300,243
Investment Advisory Fees Payable (Note 3)                                                   22,662           21,779          51,959
Transfer Agent and Administrative Fees Payable (Note 3)                                      6,665            6,406          15,282
Distribution and Service Fees Payable (Note 3)                                               6,665            6,406          15,282
Portfolio Accounting Fees Payable (Note 3)                                                   2,666            2,562           6,113
Custody Fees Payable                                                                           693              666           1,589
Other Liabilities                                                                           20,049           27,885          39,271
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                                    11,349,924        9,274,324      17,254,217
===================================================================================================================================
NET ASSETS                                                                           $  33,337,234    $  29,549,217   $  71,718,646
===================================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                                                      $  29,419,522    $  24,669,451   $  60,805,066
Undistributed Net Investment Income                                                             --               --         231,235
Accumulated Net Realized Gain (Loss) on Investments                                     (3,227,928)      (3,330,172)     (1,908,413)
Net Unrealized Appreciation on Investments                                               7,145,640        8,209,938      12,590,758
===================================================================================================================================
NET ASSETS                                                                           $  33,337,234    $  29,549,217   $  71,718,646
===================================================================================================================================
SHARES OUTSTANDING                                                                       1,521,288          843,159       3,204,946
NET ASSET VALUES                                                                     $       21.91    $       35.05   $       22.38


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 179

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                    INVERSE                       INVERSE
                                                                       NOVA         S&P 500           OTC             OTC
                                                                       FUND            FUND          FUND            FUND
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                             $   1,116,661   $   1,707,693   $   392,714   $   1,553,616
Income from Securities Lending, net (Note 8)                          6,317              --        18,918              --
Dividends, Net of Foreign Tax Withheld* (Note 1)                  1,127,537              --       365,745              --
Other Income                                                            405              --            --              --
-------------------------------------------------------------------------------------------------------------------------
   Total Income                                                   2,250,920       1,707,693       777,377       1,553,616
-------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 3)                                   631,818         311,192       588,233         279,479
Transfer Agent and Administrative Fees (Note 3)                     210,606          86,442       196,077          77,633
Portfolio Accounting Fees (Note 3)                                   84,243          34,577        78,431          31,053
Trustees' Fees**                                                      8,723           3,773         7,554           2,239
Service Fees (Note 3)                                               210,606          86,442       196,077          77,633
Custody Fees                                                         21,071           8,144        21,893           7,540
Miscellaneous                                                        85,609          35,462        83,585          34,399
-------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                 1,252,676         566,032     1,171,850         509,976
-------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                        998,244       1,141,661      (394,473)      1,043,640
=========================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                             8,360,172              --     6,399,786              --
Equity Index Swaps                                                6,740,604      (3,556,445)       80,108         174,362
Futures Contracts                                                   902,603      (1,053,247)      885,344      (1,776,278)
-------------------------------------------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                                16,003,379      (4,609,692)    7,365,238      (1,601,916)
-------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                               996,459            (827)   (3,093,224)           (452)
Equity Index Swaps                                                   57,542         (17,070)       35,140        (183,987)
Futures Contracts                                                   961,524        (504,403)       13,457         107,398
-------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)              2,015,525        (522,300)   (3,044,627)        (77,041)
-------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                   18,018,904      (5,131,992)    4,320,611      (1,678,957)
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS         $  19,017,148   $  (3,990,331)  $ 3,926,138   $    (635,317)
=========================================================================================================================

  *   FOREIGN TAX WITHHELD OF $0, $0, $2,100, $0, $0, $674, $0, $0, $1, $298, $0
      AND $0, RESPECTIVELY.

 **   RELATES TO TRUSTEES NOT DEEMED "INTERESTED PERSONS" WITHIN THE MEANING OF
      SECTION 2(a)(19) OF THE 1940 ACT.

***   SINCE THE COMMENCEMENT OF OPERATIONS: OCTOBER 27, 2006.


                                              See Notes to Financial Statements.

180 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

                                                    Year Ended December 31, 2006
--------------------------------------------------------------------------------

                                                                    DYNAMIC         DYNAMIC       MID-CAP         INVERSE
                                                                    S&P 500             OTC     ADVANTAGE         MID-CAP
                                                                       FUND            FUND          FUND            FUND
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                             $     415,404   $     512,846   $   458,402   $     223,788
Income from Securities Lending, net (Note 8)                          2,324           6,930         5,559              --
Dividends, Net of Foreign Tax Withheld* (Note 1)                    350,285         136,321       330,151              --
Other Income                                                             --              --            --              --
-------------------------------------------------------------------------------------------------------------------------
   Total Income                                                     768,013         656,097       794,112         223,788
-------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 3)                                   248,992         327,744       359,173          39,155
Transfer Agent and Administrative Fees (Note 3)                      69,164          91,040        99,770          10,876
Portfolio Accounting Fees (Note 3)                                   27,666          36,416        39,908           4,351
Trustees' Fees**                                                      1,823           2,759         2,998             255
Service Fees (Note 3)                                                69,164          91,040        99,770          10,876
Custody Fees                                                          6,978          15,686        12,075           1,554
Miscellaneous                                                        30,579          40,212        43,795           4,928
-------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                   454,366         604,897       657,489          71,995
-------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                        313,647          51,200       136,623         151,793
=========================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                                (8,541)        688,452     2,480,011              --
Equity Index Swaps                                                3,757,644       2,117,435       (85,725)       (566,506)
Futures Contracts                                                   198,532        (108,795)      416,822        (242,875)
-------------------------------------------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                                 3,947,635       2,697,092     2,811,108        (809,381)
-------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                             2,633,117         416,175      (660,366)             --
Equity Index Swaps                                                  (21,563)      1,000,486        85,436          31,438
Futures Contracts                                                   266,242          41,490      (174,290)         13,675
-------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)              2,877,796       1,458,151      (749,220)         45,113
-------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                    6,825,431       4,155,243     2,061,888        (764,268)
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS         $   7,139,078   $   4,206,443   $ 2,198,511   $    (612,475)
=========================================================================================================================

                                                                                                                       GOVERNMENT
                                                                      DYNAMIC   RUSSELL 2000(R)           INVERSE       LONG BOND
                                                              RUSSELL 2000(R)         ADVANTAGE   RUSSELL 2000(R)       ADVANTAGE
                                                                      FUND***              FUND              FUND            FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                             $        17,000   $       810,223   $       810,535   $   3,111,711
Income from Securities Lending, net (Note 8)                               --            23,402                --              --
Dividends, Net of Foreign Tax Withheld* (Note 1)                        4,912           423,714                --              --
Other Income                                                               --               523                --              --
---------------------------------------------------------------------------------------------------------------------------------
   Total Income                                                        21,912         1,257,862           810,535       3,111,711
---------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 3)                                       7,410           529,924           142,308         319,322
Transfer Agent and Administrative Fees (Note 3)                         2,058           147,201            39,530         127,729
Portfolio Accounting Fees (Note 3)                                        824            58,880            15,812          63,864
Trustees' Fees**                                                            1             3,614               977           3,858
Service Fees (Note 3)                                                   2,058           147,201            39,530         159,661
Custody Fees                                                              198            14,246             3,752          22,103
Miscellaneous                                                             929            65,985            17,950          72,554
---------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                      13,478           967,051           259,859         769,091
---------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                            8,434           290,811           550,676       2,342,620
=================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                                  (2,191)        2,676,204                --      (1,145,953)
Equity Index Swaps                                                    118,466           675,887        (2,341,675)             --
Futures Contracts                                                     (80,152)        2,190,183        (1,253,765)       (141,631)
---------------------------------------------------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                                      36,123         5,542,274        (3,595,440)     (1,287,584)
---------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                                  57,786           890,894                --        (259,824)
Equity Index Swaps                                                    (35,729)          123,800           (94,139)             --
Futures Contracts                                                     (23,502)           77,211           (16,958)       (662,646)
---------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)                   (1,445)        1,091,905          (111,097)       (922,470)
---------------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                         34,678         6,634,179        (3,706,537)     (2,210,054)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS         $        43,112   $     6,924,990   $    (3,155,861)  $     132,566
=================================================================================================================================


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 181

--------------------------------------------------------------------------------

                                                                   INVERSE
                                                                GOVERNMENT          EUROPE           JAPAN       DYNAMIC
                                                                 LONG BOND       ADVANTAGE       ADVANTAGE           DOW
                                                                      FUND            FUND            FUND          FUND
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                              $ 2,463,716   $   1,121,821   $   1,625,704   $   322,382
Income from Securities Lending, net (Note 8)                            --              --              --         2,500
Dividends, Net of Foreign Tax Withheld* (Note 1)                        --       1,113,583              --       325,408
Other Income                                                            --              --              --            --
------------------------------------------------------------------------------------------------------------------------
   Total Income                                                  2,463,716       2,235,404       1,625,704       650,290
------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 3)                                  269,763         480,072         314,810       184,675
Transfer Agent and Administrative Fees (Note 3)                     74,934         133,353          87,447        51,298
Portfolio Accounting Fees (Note 3)                                  29,974          53,342          34,979        20,519
Interest Expense                                                 1,047,838              --              --            --
Trustees' Fees**                                                     2,627           2,583           2,471         1,011
Service Fees (Note 3)                                               74,934         133,353          87,447        51,298
Custody Fees                                                         7,138          13,231           8,252         6,608
Miscellaneous                                                       31,442          60,226          38,654        22,897
------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                1,538,650         876,160         574,060       338,306
------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                       925,066       1,359,244       1,051,644       311,984
========================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                               (5,631)       (358,017)             --       334,431
Equity/Currency Index Swaps                                             --       6,459,321         (68,923)    3,303,536
Futures Contracts                                                   70,914              --          88,973     1,442,276
Securities Sold Short                                              947,077              --              --            --
------------------------------------------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                                1,012,360       6,101,304          20,050     5,080,243
------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                                  775       5,007,996              --     2,393,351
Equity/Currency Index Swaps                                             --        (203,121)       (979,803)      360,850
Futures Contracts                                                  353,862              --        (449,192)      287,541
Securities Sold Short                                              (44,007)             --              --            --
------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)               310,630       4,804,875      (1,428,995)    3,041,742
------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                   1,322,990      10,906,179      (1,408,945)    8,121,985
------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS          $ 2,248,056   $  12,265,423   $    (357,301)  $ 8,433,969
========================================================================================================================

 *    FOREIGN TAX WITHHELD OF $0, $122,012, $0, $0, $0, $219, $0, $0, $0, $0, $0
      AND $0, RESPECTIVELY.

**    RELATES TO TRUSTEES NOT DEEMED "INTERESTED PERSONS" WITHIN THE MEANING OF
      SECTION 2(a)(19) OF THE 1940 ACT.


                                              See Notes to Financial Statements.

182 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

                                                    Year Ended December 31, 2006
--------------------------------------------------------------------------------

                                                                   INVERSE
                                                                   DYNAMIC       SMALL-CAP         MID-CAP     LARGE-CAP
                                                                       DOW           VALUE           VALUE         VALUE
                                                                      FUND            FUND            FUND          FUND
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                              $   542,829   $       7,670   $       5,084   $     9,071
Income from Securities Lending, net (Note 8)                            --          23,581           7,136        11,486
Dividends, Net of Foreign Tax Withheld* (Note 1)                        --         550,418         587,273     1,178,430
Other Income                                                            --              --              --           882
------------------------------------------------------------------------------------------------------------------------
   Total Income                                                    542,829         581,669         599,493     1,199,869
------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 3)                                   92,982         204,933         157,298       324,187
Transfer Agent and Administrative Fees (Note 3)                     25,828          68,311          52,433       108,062
Portfolio Accounting Fees (Note 3)                                  10,331          27,324          20,973        43,224
Interest Expense                                                        --              --              --            --
Trustees' Fees**                                                       512           1,643           1,672         2,028
Service Fees (Note 3)                                               25,828          68,311          52,433       108,062
Custody Fees                                                         2,507           6,917           5,145        10,794
Miscellaneous                                                       11,826          30,345          22,818        48,739
------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                  169,814         407,784         312,772       645,096
------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                       373,015         173,885         286,721       554,773
========================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                                   --       1,000,837         138,273     1,020,513
Equity/Currency Index Swaps                                     (2,792,018)             --              --            --
Futures Contracts                                                 (605,408)             --              --            --
Securities Sold Short                                                   --              --              --            --
------------------------------------------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                               (3,397,426)      1,000,837         138,273     1,020,513
------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                                   --       1,860,179       1,884,835     5,455,621
Equity/Currency Index Swaps                                       (446,064)             --              --            --
Futures Contracts                                                  (44,370)             --              --            --
Securities Sold Short                                                   --              --              --            --
------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)              (490,434)      1,860,179       1,884,835     5,455,621
------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                  (3,887,860)      2,861,016       2,023,108     6,476,134
------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS          $(3,514,845)  $   3,034,901   $   2,309,829   $ 7,030,907
========================================================================================================================

                                                                                                                   DYNAMIC
                                                                 SMALL-CAP         MID-CAP       LARGE-CAP   STRENGTHENING
                                                                    GROWTH          GROWTH          GROWTH          DOLLAR
                                                                      FUND            FUND            FUND            FUND
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                              $     5,218   $       5,428   $       5,095   $     121,816
Income from Securities Lending, net (Note 8)                        29,120           7,731           2,706              --
Dividends, Net of Foreign Tax Withheld* (Note 1)                    44,786          95,519         140,680              --
Other Income                                                            --              --              --              --
--------------------------------------------------------------------------------------------------------------------------
   Total Income                                                     79,124         108,678         148,481         121,816
--------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 3)                                  125,195         140,820         134,823          22,043
Transfer Agent and Administrative Fees (Note 3)                     41,732          46,940          44,941           6,123
Portfolio Accounting Fees (Note 3)                                  16,692          18,776          17,976           2,449
Interest Expense                                                        --              --              --              --
Trustees' Fees**                                                     1,410           1,592           1,256             129
Service Fees (Note 3)                                               41,732          46,940          44,941           6,123
Custody Fees                                                         4,246           4,580           4,288             670
Miscellaneous                                                       18,188          20,440          19,880           2,765
--------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                  249,195         280,088         268,105          40,302
--------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                      (170,071)       (171,410)       (119,624)         81,514
==========================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                             (724,911)        600,317        (498,552)             --
Equity/Currency Index Swaps                                             --              --              --        (361,215)
Futures Contracts                                                       --              --              --              --
Securities Sold Short                                                   --              --              --              --
--------------------------------------------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                                 (724,911)        600,317        (498,552)       (361,215)
--------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                            1,013,673         437,245       1,637,437              --
Equity/Currency Index Swaps                                             --              --              --           5,612
Futures Contracts                                                       --              --              --              --
Securities Sold Short                                                   --              --              --              --
--------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)             1,013,673         437,245       1,637,437           5,612
--------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                     288,762       1,037,562       1,138,885        (355,603)
--------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS          $   118,691   $     866,152   $   1,019,261   $    (274,089)
==========================================================================================================================


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 183

--------------------------------------------------------------------------------

                                                                  DYNAMIC      MULTI-CAP                        U.S.
                                                                WEAKENING           CORE        SECTOR    GOVERNMENT
                                                                   DOLLAR         EQUITY      ROTATION         MONEY
                                                                     FUND           FUND          FUND   MARKET FUND
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                             $   401,065    $    17,733   $    48,205   $12,652,304
Income from Securities Lending, net (Note 8)                           --             --        44,578            --
Dividends, Net of Foreign Tax Withheld* (Note 1)                       --         73,382     1,116,164            --
Other Income                                                           --             --            --            --
--------------------------------------------------------------------------------------------------------------------
   Total Income                                                   401,065         91,115     1,208,947    12,652,304
--------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 3)                                  70,784         36,256       730,431     1,271,093
Transfer Agent and Administrative Fees (Note 3)                    19,662         13,232       202,898       508,437
Portfolio Accounting Fees (Note 3)                                  7,865          5,293        81,159       247,164
Trustees' Fees**                                                      320            206         5,229        16,437
Service Fees (Note 3)                                              19,662         13,232       202,898       635,547
Custody Fees                                                        1,896          1,445        24,052        64,955
Miscellaneous                                                       9,053          6,051        88,736       287,693
--------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                 129,242         75,715     1,335,403     3,031,326
--------------------------------------------------------------------------------------------------------------------
Less Expenses Waived by Advisor                                        --             --            --            --
--------------------------------------------------------------------------------------------------------------------
   Total Waived Expenses                                               --             --            --            --
--------------------------------------------------------------------------------------------------------------------
Net Expenses                                                      129,242         75,715     1,335,403     3,031,326
--------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                      271,823         15,400      (126,456)    9,620,978
====================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                                  --        192,380     5,627,444            --
Currency Index Swaps                                              457,540             --            --            --
Futures Contracts                                                   5,240        (41,185)           --            --
--------------------------------------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                                 462,780        151,195     5,627,444            --
--------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                                  --        633,818       289,785            --
Currency Index Swaps                                              (59,561)            --            --            --
Futures Contracts                                                     (36)       (16,363)           --            --
--------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)              (59,597)       617,455       289,785            --
--------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                    403,183        768,650     5,917,229            --
--------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS         $   675,006    $   784,050   $ 5,790,773   $ 9,620,978
====================================================================================================================

 *    FOREIGN TAX WITHHELD OF $0, $4, $30,064, $0, $632, $0, $0, $0, $0, $0,
      $38,309 AND $0, RESPECTIVELY.

**    RELATES TO TRUSTEES NOT DEEMED "INTERESTED PERSONS" WITHIN THE MEANING OF
      SECTION 2(A)(19) OF THE 1940 ACT.


                                              See Notes to Financial Statements.

184 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

                                                    Year Ended December 31, 2006
--------------------------------------------------------------------------------

                                                                                  BASIC          BIO-
                                                                  BANKING     MATERIALS    TECHNOLOGY   COMMODITIES
                                                                     FUND          FUND          FUND          FUND
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                             $     3,754   $     7,771   $     6,955   $   888,141
Income from Securities Lending, net (Note 8)                        2,600        10,871        19,040            --
Dividends, Net of Foreign Tax Withheld* (Note 1)                  512,956     1,041,752         1,951            --
Other Income                                                           --            --            --            --
-------------------------------------------------------------------------------------------------------------------
   Total Income                                                   519,310     1,060,394        27,946       888,141
-------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 3)                                 146,468       342,886       220,641       181,709
Transfer Agent and Administrative Fees (Note 3)                    43,079       100,849        64,894        60,570
Portfolio Accounting Fees (Note 3)                                 17,231        40,339        25,958        24,228
Trustees' Fees**                                                    1,066         2,383         2,007         1,531
Service Fees (Note 3)                                              43,079       100,849        64,894        60,570
Custody Fees                                                        4,408        14,388         8,887         8,084
Miscellaneous                                                      19,230        45,210        28,553        26,891
-------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                 274,561       646,904       415,834       363,583
-------------------------------------------------------------------------------------------------------------------
Less Expenses Waived by Advisor                                        --            --            --       (44,553)
-------------------------------------------------------------------------------------------------------------------
   Total Waived Expenses                                               --            --            --       (44,553)
-------------------------------------------------------------------------------------------------------------------
Net Expenses                                                      274,561       646,904       415,834       319,030
-------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                      244,749       413,490      (387,888)      569,111
===================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                             (81,922)   (1,526,414)   (1,311,771)     (482,641)
Currency Index Swaps                                                   --            --            --    (5,231,262)
Futures Contracts                                                      --            --            --      (241,301)
-------------------------------------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                                 (81,922)   (1,526,414)   (1,311,771)   (5,955,204)
-------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                           1,594,484     7,071,428    (1,248,519)     (761,848)
Currency Index Swaps                                                   --            --            --      (123,283)
Futures Contracts                                                      --            --            --         5,681
-------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)            1,594,484     7,071,428    (1,248,519)     (879,450)
-------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                  1,512,562     5,545,014    (2,560,290)   (6,834,654)
-------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS         $ 1,757,311   $ 5,958,504   $(2,948,178)  $(6,265,543)
===================================================================================================================

                                                                 CONSUMER                                    ENERGY
                                                                 PRODUCTS   ELECTRONICS        ENERGY      SERVICES
                                                                     FUND          FUND          FUND          FUND
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                             $     8,680   $     5,823   $    19,484   $    22,422
Income from Securities Lending, net (Note 8)                        8,009         4,060        15,156        17,541
Dividends, Net of Foreign Tax Withheld* (Note 1)                1,025,452       114,123       980,914       357,613
Other Income                                                           --            --           114            --
-------------------------------------------------------------------------------------------------------------------
   Total Income                                                 1,042,141       124,006     1,015,668       397,576
-------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 3)                                 295,176       184,321       671,196       658,963
Transfer Agent and Administrative Fees (Note 3)                    86,816        54,212       197,410       193,813
Portfolio Accounting Fees (Note 3)                                 34,727        21,685        78,964        77,525
Trustees' Fees**                                                    1,896         1,442         6,072         5,784
Service Fees (Note 3)                                              86,816        54,212       197,410       193,813
Custody Fees                                                        8,618         5,796        19,859        20,526
Miscellaneous                                                      39,236        24,177        87,194        85,841
-------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                 553,285       345,845     1,258,105     1,236,265
-------------------------------------------------------------------------------------------------------------------
Less Expenses Waived by Advisor                                        --            --            --            --
-------------------------------------------------------------------------------------------------------------------
   Total Waived Expenses                                               --            --            --            --
-------------------------------------------------------------------------------------------------------------------
Net Expenses                                                      553,285       345,845     1,258,105     1,236,265
-------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                      488,856      (221,839)     (242,437)     (838,689)
===================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                            (453,196)   (5,336,688)    7,402,486     9,657,085
Currency Index Swaps                                                   --            --            --            --
Futures Contracts                                                      --            --            --            --
-------------------------------------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                                (453,196)   (5,336,688)    7,402,486     9,657,085
-------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                           5,348,010        66,493      (221,636)   (6,692,881)
Currency Index Swaps                                                   --            --            --            --
Futures Contracts                                                      --            --            --            --
-------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)            5,348,010        66,493      (221,636)   (6,692,881)
-------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                  4,894,814    (5,270,195)    7,180,850     2,964,204
-------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS         $ 5,383,670   $(5,492,034)  $ 6,938,413   $ 2,125,515
===================================================================================================================


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 185

STATEMENTS OF OPERATIONS (CONCLUDED)
--------------------------------------------------------------------------------

                                                                FINANCIAL        HEALTH
                                                                 SERVICES          CARE       INTERNET        LEISURE
                                                                     FUND          FUND           FUND           FUND
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                             $     8,040   $    11,393    $     2,535    $     5,426
Income from Securities Lending, net (Note 8)                       13,098         8,954          3,242         12,150
Dividends, Net of Foreign Tax Withheld* (Note 1)                  861,356       472,974         18,490        296,071
Other Income                                                           --            --             --             --
---------------------------------------------------------------------------------------------------------------------
   Total Income                                                   882,494       493,321         24,267        313,647
---------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 3)                                 309,488       393,117         83,765        175,172
Transfer Agent and Administrative Fees (Note 3)                    91,026       115,622         24,637         51,521
Portfolio Accounting Fees (Note 3)                                 36,410        46,249          9,855         20,608
Trustees' Fees**                                                    2,291         3,475          1,007          1,323
Service Fees (Note 3)                                              91,026       115,622         24,637         51,521
Custody Fees                                                        8,836        11,036          2,734          5,443
Miscellaneous                                                      40,575        50,981         10,401         22,809
---------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                 579,652       736,102        157,036        328,397
---------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                      302,842      (242,781)      (132,769)       (14,750)
=====================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                           3,185,263     2,083,105      1,298,775       (280,600)
---------------------------------------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                               3,185,263     2,083,105      1,298,775       (280,600)
---------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                           2,469,827      (284,078)       (96,412)     4,863,439
---------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)            2,469,827      (284,078)       (96,412)     4,863,439
---------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                  5,655,090     1,799,027      1,202,363      4,582,839
---------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS         $ 5,957,932   $ 1,556,246    $ 1,069,594    $ 4,568,089
=====================================================================================================================

 *    FOREIGN TAX WITHHELD OF $336, $0, $0, $69, $13,789, $0, $0, $0, $12,339,
      $0 AND $0, RESPECTIVELY.

**    RELATES TO TRUSTEES NOT DEEMED "INTERESTED PERSONS" WITHIN THE MEANING OF
      SECTION 2(a)(19) OF THE 1940 ACT.


                                              See Notes to Financial Statements.

186 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

                                                    Year Ended December 31, 2006
--------------------------------------------------------------------------------

                                                                 PRECIOUS          REAL
                                                                   METALS        ESTATE      RETAILING     TECHNOLOGY
                                                                     FUND          FUND           FUND           FUND
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                             $    20,626   $    10,562    $     5,654    $     5,401
Income from Securities Lending, net (Note 8)                      110,389        23,651          4,617          3,250
Dividends, Net of Foreign Tax Withheld* (Note 1)                  795,140     1,712,156        240,694         96,325
Other Income                                                           --           105             --             --
---------------------------------------------------------------------------------------------------------------------
   Total Income                                                   926,155     1,746,474        250,965        104,976
---------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 3)                                 565,415       473,372        175,095        179,474
Transfer Agent and Administrative Fees (Note 3)                   188,472       139,227         51,499         52,787
Portfolio Accounting Fees (Note 3)                                 75,388        55,691         20,600         21,114
Trustees' Fees**                                                    5,438         2,923          1,513          1,636
Service Fees (Note 3)                                             188,472       139,227         51,499         52,787
Custody Fees                                                       20,795        14,411          4,936          5,155
Miscellaneous                                                      81,958        63,217         22,733         22,802
---------------------------------------------------------------------------------------------------------------------
   Total Expenses                                               1,125,938       888,068        327,875        335,755
---------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                     (199,783)      858,406        (76,910)      (230,779)
=====================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                            (158,248)      462,193         69,862      1,022,806
---------------------------------------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                                (158,248)      462,193         69,862      1,022,806
---------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                           6,543,672    12,941,333      2,141,712         39,358
---------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)            6,543,672    12,941,333      2,141,712         39,358
---------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                  6,385,424    13,403,526      2,211,574      1,062,164
---------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS         $ 6,185,641   $14,261,932    $ 2,134,664    $   831,385
=====================================================================================================================

                                                                               TELECOM-         TRANS-
                                                                            MUNICATIONS      PORTATION      UTILITIES
                                                                                   FUND           FUND           FUND
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                                           $     6,029    $    10,579    $     9,331
Income from Securities Lending, net (Note 8)                                      7,338         14,086          9,673
Dividends, Net of Foreign Tax Withheld* (Note 1)                                598,166        347,302      1,505,060
Other Income                                                                         --             --          9,206
---------------------------------------------------------------------------------------------------------------------
   Total Income                                                                 611,533        371,967      1,533,270
---------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 3)                                               225,010        346,981        392,767
Transfer Agent and Administrative Fees (Note 3)                                  66,179        102,053        115,520
Portfolio Accounting Fees (Note 3)                                               26,472         40,821         46,208
Trustees' Fees**                                                                  1,725          2,467          3,367
Service Fees (Note 3)                                                            66,179        102,053        115,520
Custody Fees                                                                      6,891          9,870         11,100
Miscellaneous                                                                    29,250         45,794         50,591
---------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                               421,706        650,039        735,073
---------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                                    189,827       (278,072)       798,197
=====================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                                          (564,196)    (1,939,146)     1,047,225
---------------------------------------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                                              (564,196)    (1,939,146)     1,047,225
---------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                                         3,515,223      1,698,672      7,548,217
---------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)                          3,515,223      1,698,672      7,548,217
---------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                                2,951,027       (240,474)     8,595,442
---------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                       $ 3,140,854    $  (518,546)   $ 9,393,639
=====================================================================================================================


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 187

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     NOVA FUND              INVERSE S&P 500 FUND                OTC FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                   YEAR           YEAR          YEAR            YEAR           YEAR           YEAR
                                                  ENDED          ENDED         ENDED           ENDED          ENDED          ENDED
                                           DECEMBER 31,   DECEMBER 31,  DECEMBER 31,    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                   2006           2005          2006            2005           2006           2005
----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)              $     998,244  $     647,004  $  1,141,661  $      519,167  $    (394,473) $    (702,227)
Net Realized Gain (Loss) on Investments      16,003,379      9,228,287    (4,609,692)     (1,225,287)     7,365,238     18,570,499
Net Change in Unrealized Appreciation
   (Depreciation) on Investments              2,015,525     (3,333,536)     (522,300)        944,460     (3,044,627)   (20,096,180)
----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
   from Operations                           19,017,148      6,541,755    (3,990,331)        238,340      3,926,138     (2,227,908)
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   (NOTE 1)
Net Investment Income                        (1,341,115)      (362,006)   (1,546,385)             --             --             --
Realized Gain on Investment                          --             --            --              --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders          (1,341,115)      (362,006)   (1,546,385)             --             --             --
==================================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED              330,789,125    525,436,344   323,687,307     296,790,050    340,799,995    464,820,799
VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT                      1,341,115        362,006     1,546,385              --             --             --
COST OF SHARES REDEEMED                    (347,347,685)  (530,160,037) (333,177,077)   (283,598,621)  (374,342,089)  (551,582,169)
==================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                  (15,217,445)    (4,361,687)   (7,943,385)     13,191,429    (33,542,094)   (86,761,370)
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS         2,458,588      1,818,062   (13,480,101)     13,429,769    (29,615,956)   (88,989,278)
NET ASSETS--BEGINNING OF PERIOD             132,018,092    130,200,030    32,505,393      19,075,624    102,487,043    191,476,321
==================================================================================================================================
NET ASSETS--END OF PERIOD                 $ 134,476,680  $ 132,018,092  $ 19,025,292  $   32,505,393  $  72,871,087  $ 102,487,043
==================================================================================================================================
UNDISTRIBUTED NET INVESTMENT
   INCOME--END OF PERIOD                  $     304,133  $     647,004  $    114,443  $      519,167  $          --  $          --
==================================================================================================================================


                                              See Notes to Financial Statements.

188 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

                                                     INVERSE                           DYNAMIC
                                                     OTC FUND                       S&P 500 FUND
--------------------------------------------------------------------------------------------------------
                                                   YEAR            YEAR             YEAR            YEAR
                                                  ENDED           ENDED            ENDED           ENDED
                                           DECEMBER 31,    DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
                                                   2006            2005             2006            2005
--------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)              $   1,043,640   $     478,824   $      313,647   $     134,395
Net Realized Gain (Loss) on Investments      (1,601,916)     (2,460,029)       3,947,635         259,519
Net Change in Unrealized Appreciation
   (Depreciation) on Investments                (77,041)        458,720        2,877,796        (707,365)
--------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
   from Operations                             (635,317)     (1,522,485)       7,139,078        (313,451)
--------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   (NOTE 1)
Net Investment Income                        (1,363,464)             --         (352,813)        (24,721)
Realized Gain on Investment                          --              --       (1,389,756)     (2,146,533)
--------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders          (1,363,464)             --       (1,742,569)     (2,171,254)
========================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED              590,666,208     423,296,526      177,319,546     201,720,009
VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT                      1,363,464              --        1,742,569       2,171,254
COST OF SHARES REDEEMED                    (585,750,595)   (426,053,411)    (172,192,682)   (205,061,903)
========================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                    6,279,077      (2,756,885)       6,869,433      (1,170,640)
--------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS         4,280,296      (4,279,370)      12,265,942      (3,655,345)
NET ASSETS--BEGINNING OF PERIOD              19,648,327      23,927,697       25,397,309      29,052,654
========================================================================================================
NET ASSETS--END OF PERIOD                 $  23,928,623   $  19,648,327   $   37,663,251   $  25,397,309
========================================================================================================
UNDISTRIBUTED NET INVESTMENT
   INCOME--END OF PERIOD                  $     159,000   $     478,824   $       95,229   $     134,395
========================================================================================================

                                                     DYNAMIC                          MID-CAP
                                                     OTC FUND                     ADVANTAGE FUND
--------------------------------------------------------------------------------------------------------
                                                   YEAR            YEAR             YEAR            YEAR
                                                  ENDED           ENDED            ENDED           ENDED
                                           DECEMBER 31,    DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
                                                   2006            2005             2006            2005
--------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)              $      51,200   $    (145,490)  $      136,623   $     (23,585)
Net Realized Gain (Loss) on Investments       2,697,092      (3,225,596)       2,811,108       6,995,719
Net Change in Unrealized Appreciation
   (Depreciation) on Investments              1,458,151        (636,716)        (749,220)       (627,067)
--------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
   from Operations                            4,206,443      (4,007,802)       2,198,511       6,345,067
--------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   (NOTE 1)
Net Investment Income                           (27,820)             --         (109,605)             --
Realized Gain on Investment                          --              --       (7,740,154)       (113,494)
--------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders             (27,820)             --       (7,849,759)       (113,494)
========================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED              708,369,127     363,014,039      325,859,602     367,015,570
VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT                         27,820              --        7,849,759         113,494
COST OF SHARES REDEEMED                    (727,215,523)   (372,292,474)    (340,269,215)   (356,325,134)
========================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                  (18,818,576)     (9,278,435)      (6,559,854)     10,803,930
--------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS       (14,639,953)    (13,286,237)     (12,211,102)     17,035,503
NET ASSETS--BEGINNING OF PERIOD              44,312,565      57,598,802       51,197,046      34,161,543
========================================================================================================
NET ASSETS--END OF PERIOD                 $  29,672,612   $  44,312,565   $   38,985,944   $  51,197,046
========================================================================================================
UNDISTRIBUTED NET INVESTMENT
   INCOME--END OF PERIOD                  $      23,380   $          --   $       27,018   $          --
========================================================================================================


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 189

--------------------------------------------------------------------------------

                                                              INVERSE           DYNAMIC RUSSELL            RUSSELL 2000(R)
                                                           MID-CAP FUND          2000(R) FUND              ADVANTAGE FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                         YEAR            YEAR           YEAR                YEAR              YEAR
                                                        ENDED           ENDED          ENDED               ENDED             ENDED
                                                 DECEMBER 31,    DECEMBER 31,   DECEMBER 31,        DECEMBER 31,      DECEMBER 31,
                                                         2006            2005          2006*                2006              2005
----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                   $      151,793   $      54,779   $      8,434      $      290,811   $        15,708
Net Realized Gain (Loss) on Investments              (809,381)       (457,471)        36,123           5,542,274          (590,652)
Net Change in Unrealized Appreciation
   (Depreciation) on Investments                       45,113          66,476        (1,445)           1,091,905        (4,334,848)
----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from
   Operations                                        (612,475)       (336,216)        43,112           6,924,990        (4,909,792)
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                (122,428)        (53,130)        (7,200)           (227,797)       (1,372,293)
Realized Gain on Investment                               --               --             --                  --                --
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                  (122,428)        (53,130)        (7,200)           (227,797)       (1,372,293)
==================================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                     79,226,875      46,185,035     11,344,299         540,992,356       478,462,880
VALUE OF SHARES PURCHASED THROUGH DIVIDEND
   REINVESTMENT                                       122,428          53,130          7,200             227,797         1,372,293
COST OF SHARES REDEEMED                           (75,502,029)    (44,321,303)    (6,803,621)       (513,395,018)     (547,612,446)
==================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                               3,847,274       1,916,862      4,547,878          27,825,135       (67,777,273)
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS               3,112,371       1,527,516      4,583,790          34,522,328       (74,059,358)
NET ASSETS--BEGINNING OF PERIOD                     2,846,363       1,318,847             --          38,589,438       112,648,796
==================================================================================================================================
NET ASSETS--END OF PERIOD                      $    5,958,734   $   2,846,363   $  4,583,790      $   73,111,766   $    38,589,438
==================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME--END OF
   PERIOD                                      $       31,014   $       1,649   $      1,234      $       78,722   $        15,708
==================================================================================================================================

*     SINCE THE COMMENCEMENT OF OPERATIONS: OCTOBER 27, 2006.


                                              See Notes to Financial Statements.

190 |  THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

                                                         INVERSE                         GOVERNMENT LONG
                                                    RUSSELL 2000(R) FUND               BOND ADVANTAGE FUND
----------------------------------------------------------------------------------------------------------------
                                                         YEAR            YEAR              YEAR             YEAR
                                                        ENDED           ENDED             ENDED            ENDED
                                                 DECEMBER 31,    DECEMBER 31,      DECEMBER 31,     DECEMBER 31,
                                                         2006            2005              2006             2005
----------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                   $      550,676   $     212,988   $     2,342,620   $    1,716,438
Net Realized Gain (Loss) on Investments            (3,595,440)     (1,942,704)       (1,287,584)       1,876,892
Net Change in Unrealized Appreciation
   (Depreciation) on Investments                     (111,097)        298,512          (922,470)        (243,546)
----------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from
   Operations                                      (3,155,861)     (1,431,204)          132,566        3,349,784
----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                (478,048)       (205,531)       (2,342,620)      (1,716,438)
Realized Gain on Investment                                --              --                --               --
----------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                  (478,048)       (205,531)       (2,342,620)      (1,716,438)
================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                    220,791,019     220,021,876       601,286,045      553,065,048
VALUE OF SHARES PURCHASED THROUGH DIVIDEND
   REINVESTMENT                                       478,048         205,531         2,342,620        1,716,438
COST OF SHARES REDEEMED                          (217,247,922)   (211,084,258)     (611,158,020)    (544,964,325)
================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                               4,021,145       9,143,149        (7,529,355)       9,817,161
----------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                 387,236       7,506,414        (9,739,409)      11,450,507
NET ASSETS--BEGINNING OF PERIOD                    11,850,210       4,343,796        60,159,599       48,709,092
================================================================================================================
NET ASSETS--END OF PERIOD                      $   12,237,446   $  11,850,210   $    50,420,190   $   60,159,599
================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME--END OF
   PERIOD                                      $       80,213   $       7,457   $            --   $           --
================================================================================================================

                                                    INVERSE GOVERNMENT                       EUROPE
                                                      LONG BOND FUND                     ADVANTAGE FUND
----------------------------------------------------------------------------------------------------------------
                                                         YEAR            YEAR              YEAR             YEAR
                                                        ENDED           ENDED             ENDED            ENDED
                                                 DECEMBER 31,    DECEMBER 31,      DECEMBER 31,     DECEMBER 31,
                                                         2006            2005              2006             2005
----------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                   $      925,066   $    (146,330)  $     1,359,244   $      267,284
Net Realized Gain (Loss) on Investments             1,012,360      (3,209,670)        6,101,304       (1,027,733)
Net Change in Unrealized Appreciation
   (Depreciation) on Investments                      310,630         (84,112)        4,804,875          203,097
----------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from
   Operations                                       2,248,056      (3,440,112)       12,265,423         (557,352)
----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                (794,766)             --        (1,340,770)         (85,714)
Realized Gain on Investment                                --              --        (2,181,876)        (124,961)
----------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                  (794,766)             --        (3,522,646)        (210,675)
================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                    170,305,300     280,273,210       200,327,455      167,248,429
VALUE OF SHARES PURCHASED THROUGH DIVIDEND
   REINVESTMENT                                       794,766              --         3,522,646          210,675
COST OF SHARES REDEEMED                          (172,977,804)   (288,260,074)     (149,056,372)    (195,731,588)
================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                              (1,877,738)     (7,986,864)       54,793,729      (28,272,484)
----------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                (424,448)    (11,426,976)       63,536,506      (29,040,511)
NET ASSETS--BEGINNING OF PERIOD                    29,670,820      41,097,796        25,953,738       54,994,249
================================================================================================================
NET ASSETS--END OF PERIOD                      $   29,246,372   $  29,670,820   $    89,490,244   $   25,953,738
================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME--END OF
   PERIOD                                      $      130,300   $          --   $       285,758   $      267,284
================================================================================================================


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 191

--------------------------------------------------------------------------------

                                                     JAPAN                         DYNAMIC                  INVERSE DYNAMIC
                                                 ADVANTAGE FUND                   DOW FUND                      DOW FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                  YEAR            YEAR           YEAR           YEAR           YEAR           YEAR
                                                 ENDED           ENDED          ENDED          ENDED          ENDED          ENDED
                                          DECEMBER 31,    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                  2006            2005           2006           2005           2006           2005
----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)             $   1,051,644   $     289,871  $     311,984  $      90,896  $     373,015  $     104,667
Net Realized Gain (Loss) on Investments         20,050       4,255,205      5,080,243         17,904     (3,397,426)      (601,094)
Net Change in Unrealized Appreciation
   (Depreciation) on Investments            (1,428,995)      1,237,578      3,041,742         66,186       (490,434)       309,129
----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
   from Operations                            (357,301)      5,782,654      8,433,969        174,986     (3,514,845)      (187,298)
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   (NOTE 1)
Net Investment Income                         (896,686)             --       (191,209)       (93,894)      (253,535)       (99,261)
Realized Gain on Investment                 (4,542,900)             --     (3,941,317)      (588,875)            --             --
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders         (5,439,586)             --     (4,132,526)      (682,769)      (253,535)       (99,261)
==================================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED             199,922,255     182,591,871    205,483,794    131,880,583    112,560,241     71,955,250
VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT                     5,439,586              --      4,132,526        682,769        253,535         99,261
COST OF SHARES REDEEMED                   (224,274,267)   (147,383,613)  (181,472,287)  (129,555,135)   (99,248,879)   (67,695,366)
==================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                 (18,912,426)     35,208,258     28,144,033      3,008,217     13,564,897      4,359,145
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS      (24,709,313)     40,990,912     32,445,476      2,500,434      9,796,517      4,072,586
NET ASSETS--BEGINNING OF PERIOD             55,219,003      14,228,091     12,919,777     10,419,343      7,256,884      3,184,298
==================================================================================================================================
NET ASSETS--END OF PERIOD                $  30,509,690   $  55,219,003  $  45,365,253  $  12,919,777  $  17,053,401  $   7,256,884
==================================================================================================================================
UNDISTRIBUTED NET INVESTMENT
   INCOME--END OF PERIOD                 $     444,829   $     289,871  $     120,775  $          --  $     124,886  $       5,406
==================================================================================================================================


                                              See Notes to Financial Statements.

192 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

                                                     SMALL-CAP                       MID-CAP
                                                     VALUE FUND                    VALUE FUND
-------------------------------------------------------------------------------------------------------
                                                   YEAR            YEAR            YEAR            YEAR
                                                  ENDED           ENDED           ENDED           ENDED
                                           DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                   2006            2005            2006            2005
-------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)              $     173,885   $     (30,467)  $     286,721   $      81,788
Net Realized Gain (Loss) on Investments       1,000,837       3,233,372         138,273       3,667,245
Net Change in Unrealized Appreciation
   (Depreciation) on Investments              1,860,179      (3,578,321)      1,884,835      (1,100,126)
-------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
   from Operations                            3,034,901        (375,416)      2,309,829       2,648,907
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   (NOTE 1)
Net Investment Income                          (144,730)             --        (212,382)        (97,068)
Realized Gain on Investment                  (1,515,321)     (1,969,511)             --      (4,952,655)
-------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders          (1,660,051)     (1,969,511)       (212,382)     (5,049,723)
=======================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED              144,403,437     154,312,618      76,783,553     363,932,503
VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT                      1,660,051       1,969,511         212,382       5,049,723
COST OF SHARES REDEEMED                    (132,350,088)   (182,175,448)    (65,070,840)   (371,828,182)
=======================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                   13,713,400     (25,893,319)     11,925,095      (2,845,956)
-------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS        15,088,250     (28,238,246)     14,022,542      (5,246,772)
NET ASSETS--BEGINNING OF PERIOD              19,035,270      47,273,516      14,231,780      19,478,552
=======================================================================================================
NET ASSETS--END OF PERIOD                 $  34,123,520   $  19,035,270   $  28,254,322   $  14,231,780
=======================================================================================================
UNDISTRIBUTED NET INVESTMENT
   INCOME--END OF PERIOD                  $      29,155   $          --   $      74,339   $          --
=======================================================================================================

                                                    LARGE-CAP                        SMALL-CAP
                                                   VALUE FUND                       GROWTH FUND
-------------------------------------------------------------------------------------------------------
                                                   YEAR            YEAR            YEAR            YEAR
                                                  ENDED           ENDED           ENDED           ENDED
                                           DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                   2006            2005            2006            2005
-------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)              $     554,773   $     127,469   $    (170,071)  $    (142,611)
Net Realized Gain (Loss) on Investments       1,020,513       1,052,365        (724,911)      1,800,090
Net Change in Unrealized Appreciation
   (Depreciation) on Investments              5,455,621        (582,663)      1,013,673      (1,775,372)
-------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
   from Operations                            7,030,907         597,171         118,691        (117,893)
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   (NOTE 1)
Net Investment Income                          (420,965)       (123,787)             --              --
Realized Gain on Investment                  (1,346,753)       (558,155)       (747,457)     (1,624,213)
-------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders          (1,767,718)       (681,942)       (747,457)     (1,624,213)
=======================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED              241,682,369      82,963,538     145,874,332     147,569,663
VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT                      1,767,718         681,942         747,457       1,624,213
COST OF SHARES REDEEMED                    (189,937,692)    (70,157,445)   (147,001,756)   (153,412,827)
=======================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                   53,512,395      13,488,035        (379,967)     (4,218,951)
-------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS        58,775,584      13,403,264      (1,008,733)     (5,961,057)
NET ASSETS--BEGINNING OF PERIOD              24,547,143      11,143,879      24,308,309      30,269,366
=======================================================================================================
NET ASSETS--END OF PERIOD                 $  83,322,727   $  24,547,143   $  23,299,576   $  24,308,309
=======================================================================================================
UNDISTRIBUTED NET INVESTMENT
   INCOME--END OF PERIOD                  $     139,901   $       6,093   $          --   $          --
=======================================================================================================


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 193

--------------------------------------------------------------------------------

                                                                                                                 DYNAMIC
                                                     MID-CAP                      LARGE-CAP                   STRENGTHENING
                                                   GROWTH FUND                   GROWTH FUND                   DOLLAR FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                   YEAR           YEAR           YEAR          YEAR            YEAR            YEAR
                                                  ENDED          ENDED          ENDED         ENDED           ENDED           ENDED
                                           DECEMBER 31,   DECEMBER 31,   DECEMBER 31,  DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                   2006           2005           2006          2005            2006           2005*
-----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)              $    (171,410) $    (125,071) $    (119,624) $     (3,432)  $      81,514  $        9,536
Net Realized Gain (Loss) on Investments         600,317        710,759       (498,552)      538,671        (361,215)         13,898
Net Change in Unrealized Appreciation
   (Depreciation) on Investments                437,245        220,933      1,637,437      (672,193)          5,612           8,044
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
   from Operations                              866,152        806,621      1,019,261      (136,954)       (274,089)         31,478
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   (NOTE 1)
Net Investment Income                                --             --             --       (17,612)        (23,111)         (8,367)
Realized Gain on Investment                  (1,071,590)            --       (363,547)     (442,416)             --              --
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders          (1,071,590)            --       (363,547)     (460,028)        (23,111)         (8,367)
===================================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED              102,677,830    256,948,529    119,074,730   138,034,497      23,302,911       6,070,999
VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT                      1,071,590             --        363,547       460,028          23,111           8,367
COST OF SHARES REDEEMED                    (141,139,057)  (225,422,324)  (119,064,356) (135,371,285)    (21,211,936)     (4,852,809)
===================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                  (37,389,637)    31,526,205        373,921     3,123,240       2,114,086       1,226,557
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS       (37,595,075)    32,332,826      1,029,635     2,526,258       1,816,886       1,249,668
NET ASSETS--BEGINNING OF PERIOD              53,034,858     20,702,032     22,537,982    20,011,724       1,249,668              --
===================================================================================================================================
NET ASSETS--END OF PERIOD                 $  15,439,783  $  53,034,858  $  23,567,617  $ 22,537,982   $   3,066,554  $    1,249,668
===================================================================================================================================
UNDISTRIBUTED NET INVESTMENT
   INCOME (LOSS)--END OF PERIOD           $          --  $          --  $          --  $         --   $     (80,756) $        1,169
===================================================================================================================================

* SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 30, 2005--DYNAMIC STRENGTHENING DOLLAR FUND AND DYNAMIC WEAKENING DOLLAR FUND; NOVEMBER 29, 2005--MULTI-CAP CORE EQUITY FUND.


                                              See Notes to Financial Statements.

194 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

                                                                                DYNAMIC                      MULTI-CAP
                                                                               WEAKENING                    CORE EQUITY
                                                                              DOLLAR FUND                      FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                                             YEAR           YEAR            YEAR              YEAR
                                                                            ENDED          ENDED           ENDED             ENDED
                                                                     DECEMBER 31,   DECEMBER 31,    DECEMBER 31,      DECEMBER 31,
                                                                             2006           2005*           2006             2005*
----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                        $     271,823   $      9,837   $      15,400    $          830
Net Realized Gain (Loss) on Investments                                   462,780        (78,938)        151,195            (4,548)
Net Change in Unrealized Appreciation
   (Depreciation) on Investments                                          (59,597)        (9,379)        617,455             4,004
----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
   from Operations                                                        675,006        (78,480)        784,050               286
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   (NOTE 1)
Net Investment Income                                                    (397,475)        (7,332)         (3,413)               --
Realized Gain on Investment                                                (6,122)            --          (6,750)               --
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                                      (403,597)        (7,332)        (10,163)               --
==================================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                                         52,997,120      5,011,248      14,532,365         3,104,617
VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT                                                  403,597          7,332          10,163                --
COST OF SHARES REDEEMED                                               (45,470,997)    (1,978,413)     (9,818,903)         (244,497)
==================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                                              7,929,720      3,040,167       4,723,625         2,860,120
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                                   8,201,129      2,954,355       5,497,512         2,860,406
NET ASSETS--BEGINNING OF PERIOD                                         2,954,355             --       2,860,406                --
==================================================================================================================================
NET ASSETS--END OF PERIOD                                           $  11,155,484   $  2,954,355   $   8,357,918    $    2,860,406
==================================================================================================================================
UNDISTRIBUTED NET INVESTMENT
   INCOME (LOSS)--END OF PERIOD                                     $     256,672   $      2,505   $      12,850    $          830
==================================================================================================================================

                                                                           SECTOR ROTATION                 U.S. GOVERNMENT
                                                                                FUND                      MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                                             YEAR           YEAR             YEAR             YEAR
                                                                            ENDED          ENDED            ENDED            ENDED
                                                                     DECEMBER 31,   DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                             2006           2005             2006             2005
----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                        $    (126,456)  $    (68,343)  $    9,620,978   $    4,700,835
Net Realized Gain (Loss) on Investments                                 5,627,444      2,791,341               --               --
Net Change in Unrealized Appreciation
   (Depreciation) on Investments                                          289,785      1,800,965               --               --
----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
   from Operations                                                      5,790,773      4,523,963        9,620,978        4,700,835
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   (NOTE 1)
Net Investment Income                                                          --             --       (9,620,977)      (4,700,832)
Realized Gain on Investment                                            (4,280,033)            --               --               --
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                                    (4,280,033)            --       (9,620,977)      (4,700,832)
==================================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                                         95,534,124     60,423,868    1,169,136,976    1,184,745,322
VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT                                                4,280,033             --        9,620,977        4,700,832
COST OF SHARES REDEEMED                                               (75,486,583)   (30,861,025)  (1,155,974,652)  (1,171,759,619)
==================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                                             24,327,574     29,562,843       22,783,301       17,686,535
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                                  25,838,314     34,086,806       22,783,302       17,686,538
NET ASSETS--BEGINNING OF PERIOD                                        61,834,248     27,747,442      185,364,535      167,677,997
==================================================================================================================================
NET ASSETS--END OF PERIOD                                           $  87,672,562   $ 61,834,248   $  208,147,837   $  185,364,535
==================================================================================================================================
UNDISTRIBUTED NET INVESTMENT
   INCOME (LOSS)--END OF PERIOD                                     $          --   $         --   $        7,497   $        7,496
==================================================================================================================================


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 195

--------------------------------------------------------------------------------

                                                     BANKING                        BASIC                     BIOTECHNOLOGY
                                                      FUND                     MATERIALS FUND                     FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                   YEAR           YEAR           YEAR           YEAR           YEAR           YEAR
                                                  ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                                           DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                   2006           2005           2006           2005           2006           2005
----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)              $     244,749  $     219,732  $     413,490  $     146,922  $    (387,888) $    (225,301)
Net Realized Gain (Loss) on Investments         (81,922)      (959,804)    (1,526,414)       438,695     (1,311,771)    (1,077,177)
Net Change in Unrealized Appreciation
   (Depreciation) on Investments              1,594,484       (270,743)     7,071,428     (1,893,780)    (1,248,519)     2,731,019
----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
   from Operations                            1,757,311     (1,010,815)     5,958,504     (1,308,163)    (2,948,178)     1,428,541
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   (NOTE 1)
Net Investment Income                          (400,775)      (208,716)      (461,631)       (95,937)            --             --
Realized Gain on Investment                          --     (2,141,474)      (668,570)    (3,971,372)            --             --
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders            (400,775)    (2,350,190)    (1,130,201)    (4,067,309)            --             --
==================================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED               56,465,015     56,113,356    126,002,457     92,190,282    101,241,326    119,737,084
VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT                        400,775      2,350,190      1,130,201      4,067,309             --             --
COST OF SHARES REDEEMED                     (48,453,716)   (62,442,489)  (101,656,305)  (108,726,587)  (123,624,888)   (91,668,019)
==================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                    8,412,074     (3,978,943)    25,476,353    (12,468,996)   (22,383,562)    28,069,065
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS         9,768,610     (7,339,948)    30,304,656    (17,844,468)   (25,331,740)    29,497,606
NET ASSETS--BEGINNING OF PERIOD              14,579,791     21,919,739     28,317,309     46,161,777     36,085,937      6,588,331
==================================================================================================================================
NET ASSETS--END OF PERIOD                 $  24,348,401  $  14,579,791  $  58,621,965  $  28,317,309  $  10,754,197  $  36,085,937
==================================================================================================================================
UNDISTRIBUTED NET INVESTMENT
   INCOME--END OF PERIOD                  $      63,706  $     219,732  $      98,781  $     146,922  $          --  $          --
==================================================================================================================================



                                              See Notes to Financial Statements.

196 |  THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

                                                                             COMMODITIES                       CONSUMER
                                                                                FUND                        PRODUCTS FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                                             YEAR           YEAR             YEAR             YEAR
                                                                            ENDED          ENDED            ENDED            ENDED
                                                                     DECEMBER 31,   DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                             2006           2005*            2006             2005
----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                        $     569,111   $    114,126   $      488,856   $      127,914
Net Realized Gain (Loss) on Investments                                (5,955,204)    (2,283,369)        (453,196)       1,129,327
Net Change in Unrealized Appreciation
   (Depreciation) on Investments                                         (879,450)       117,602        5,348,010       (1,291,415)
----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
   from Operations                                                     (6,265,543)    (2,051,641)       5,383,670          (34,174)
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   (NOTE 1)
Net Investment Income                                                          --        (88,043)        (304,159)         (98,701)
Realized Gain on Investment                                                    --             --         (362,611)        (595,563)
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                                            --        (88,043)        (666,770)        (694,264)
==================================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                                         98,028,421     45,650,039      107,976,426       83,987,436
VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT                                                       --         88,043          666,770          694,264
COST OF SHARES REDEEMED                                               (99,680,653)   (15,411,353)     (92,529,674)     (86,209,578)
==================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                                             (1,652,232)    30,326,729       16,113,522       (1,527,878)
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                                  (7,917,775)    28,187,045       20,830,422       (2,256,316)
NET ASSETS--BEGINNING OF PERIOD                                        28,187,045             --       22,176,616       24,432,932
==================================================================================================================================
NET ASSETS--END OF PERIOD                                           $  20,269,270   $ 28,187,045   $   43,007,038   $   22,176,616
==================================================================================================================================
UNDISTRIBUTED NET INVESTMENT
   INCOME--END OF PERIOD                                            $       6,206   $     26,083   $      312,611   $      127,914
==================================================================================================================================

                                                                             ELECTRONICS                        ENERGY
                                                                                FUND                             FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                                             YEAR           YEAR             YEAR             YEAR
                                                                            ENDED          ENDED            ENDED            ENDED
                                                                     DECEMBER 31,   DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                            2006            2005             2006             2005
----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                        $    (221,839)  $   (120,698)  $     (242,437)  $      (11,471)
Net Realized Gain (Loss) on Investments                                (5,336,688)    (1,865,668)       7,402,486        9,383,343
Net Change in Unrealized Appreciation
   (Depreciation) on Investments                                           66,493        248,322         (221,636)      14,787,065
----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
   from Operations                                                     (5,492,034)    (1,738,044)       6,938,413       24,158,937
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   (NOTE 1)
Net Investment Income                                                          --             --               --          (16,641)
Realized Gain on Investment                                                    --             --      (18,089,879)      (4,777,562)
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                                            --             --      (18,089,879)      (4,794,203)
==================================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                                        115,099,952    111,112,719      151,331,360      244,153,879
VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT                                                       --             --       18,089,879        4,794,203
COST OF SHARES REDEEMED                                              (114,058,438)  (113,357,895)    (171,517,424)    (245,376,150)
==================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                                              1,041,514     (2,245,176)      (2,096,185)       3,571,932
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                                  (4,450,520)    (3,983,220)     (13,247,651)      22,936,666
NET ASSETS--BEGINNING OF PERIOD                                         8,306,110     12,289,330       83,437,328       60,500,662
==================================================================================================================================
NET ASSETS--END OF PERIOD                                           $   3,855,590   $  8,306,110   $   70,189,677   $   83,437,328
==================================================================================================================================
UNDISTRIBUTED NET INVESTMENT
   INCOME--END OF PERIOD                                            $          --   $         --   $           --   $           --
==================================================================================================================================

*     SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 30, 2005.

                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 197

--------------------------------------------------------------------------------

                                                  ENERGY SERVICES            FINANCIAL SERVICES               HEALTH CARE
                                                       FUND                         FUND                          FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                    YEAR           YEAR          YEAR          YEAR           YEAR           YEAR
                                                   ENDED          ENDED         ENDED         ENDED          ENDED          ENDED
                                            DECEMBER 31,   DECEMBER 31,  DECEMBER 31,  DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                    2006           2005          2006          2005           2006           2005
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)               $    (838,689) $    (679,814) $    302,842  $    287,113  $    (242,781) $    (281,990)
Net Realized Gain (Loss) on Investments        9,657,085     (1,689,593)    3,185,263       (28,632)     2,083,105      3,078,597
Net Change in Unrealized Appreciation
   (Depreciation) on Investments              (6,692,881)    19,597,826     2,469,827      (132,312)      (284,078)     2,066,699
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
   from Operations                             2,125,515     17,228,419     5,957,932       126,169      1,556,246      4,863,306
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   (NOTE 1)
Net Investment Income                                 --             --      (551,120)     (227,270)            --             --
Realized Gain on Investment                   (6,569,274)            --    (1,965,220)   (1,835,580)    (1,655,023)            --
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders           (6,569,274)            --    (2,516,340)   (2,062,850)    (1,655,023)            --
=================================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED               179,186,685    226,791,272    85,868,908    75,836,087     99,583,702    128,683,744
VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT                       6,569,274             --     2,516,340     2,062,850      1,655,023             --
COST OF SHARES REDEEMED                     (217,123,691)  (193,614,464)  (78,476,024)  (84,302,471)  (112,006,276)  (112,290,779)
=================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                   (31,367,732)    33,176,808     9,909,224    (6,403,534)   (10,767,551)    16,392,965
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS        (35,811,491)    50,405,227    13,350,816    (8,340,215)   (10,866,328)    21,256,271
NET ASSETS--BEGINNING OF PERIOD               79,721,712     29,316,485    36,839,484    45,179,699     51,691,585     30,435,314
=================================================================================================================================
NET ASSETS--END OF PERIOD                  $  43,910,221  $  79,721,712  $ 50,190,300  $ 36,839,484  $  40,825,257  $  51,691,585
=================================================================================================================================
UNDISTRIBUTED NET INVESTMENT
   INCOME--END OF PERIOD                   $          --  $          --  $     38,835  $    287,113  $          --  $          --
=================================================================================================================================


                                              See Notes to Financial Statements.

198 |  THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

                                                     INTERNET                      LEISURE                      PRECIOUS
                                                       FUND                         FUND                      METALS FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                    YEAR           YEAR          YEAR          YEAR           YEAR           YEAR
                                                   ENDED          ENDED         ENDED         ENDED          ENDED          ENDED
                                            DECEMBER 31,   DECEMBER 31,  DECEMBER 31,  DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                    2006           2005          2006          2005           2006           2005
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)               $    (132,769) $    (154,798) $    (14,750) $   (243,896) $    (199,783) $     (73,200)
Net Realized Gain (Loss) on
   Investments                                 1,298,775      1,240,923      (280,600)    1,463,777       (158,248)    (5,450,489)
Net Change in Unrealized Appreciation
   (Depreciation) on Investments                 (96,412)    (5,091,806)    4,863,439    (3,609,943)     6,543,672     11,668,972
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
   from Operations                             1,069,594     (4,005,681)    4,568,089    (2,390,062)     6,185,641      6,145,283
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   (NOTE 1)
Net Investment Income                                 --             --            --            --             --             --
Realized Gain on Investment                           --       (586,030)   (1,244,064)   (2,102,243)            --             --
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                   --       (586,030)   (1,244,064)   (2,102,243)            --             --
=================================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                49,845,898     85,148,669    65,902,349    54,494,972    202,255,388    155,123,238
VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT                              --        586,030     1,244,064     2,102,243             --             --
COST OF SHARES REDEEMED                      (62,493,795)   (97,106,055)  (46,732,242)  (89,899,020)  (213,772,035)  (128,070,546)
=================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                   (12,647,897)   (11,371,356)   20,414,171   (33,301,805)   (11,516,647)    27,052,692
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS        (11,578,303)   (15,963,067)   23,738,196   (37,794,110)    (5,331,006)    33,197,975
NET ASSETS--BEGINNING OF PERIOD               20,958,858     36,921,925    13,960,778    51,754,888     68,241,045     35,043,070
=================================================================================================================================
NET ASSETS--END OF PERIOD                  $   9,380,555  $  20,958,858  $ 37,698,974  $ 13,960,778  $  62,910,039  $  68,241,045
=================================================================================================================================
UNDISTRIBUTED NET INVESTMENT
   INCOME--END OF PERIOD                   $          --  $          --  $         --  $         --  $          --  $          --
=================================================================================================================================

                                                                                                               REAL ESTATE
                                                                                                                  FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                               YEAR           YEAR
                                                                                                              ENDED          ENDED
                                                                                                       DECEMBER 31,   DECEMBER 31,
                                                                                                               2006           2005
----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                                                          $     858,406  $     627,909
Net Realized Gain (Loss) on Investments                                                                     462,193       (367,084)
Net Change in Unrealized Appreciation (Depreciation) on Investments                                      12,941,333      1,158,404
----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations                                                    14,261,932      1,419,229
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                                                                    (1,247,745)      (486,247)
Realized Gain on Investment                                                                              (2,424,876)            --
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                                                                      (3,672,621)      (486,247)
==================================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                                                                          373,442,790    290,942,708
VALUE OF SHARES PURCHASED THROUGH DIVIDEND REINVESTMENT                                                   3,672,621        486,247
COST OF SHARES REDEEMED                                                                                (333,598,261)  (290,202,854)
==================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                            43,517,150      1,226,101
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                                                                    54,106,461      2,159,083
NET ASSETS--BEGINNING OF PERIOD                                                                          29,074,274     26,915,191
==================================================================================================================================
NET ASSETS--END OF PERIOD                                                                             $  83,180,735  $  29,074,274
==================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME--END OF PERIOD                                                    $     238,570  $     627,909
==================================================================================================================================


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 199

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)
--------------------------------------------------------------------------------

                                                                                   RETAILING                   TECHNOLOGY
                                                                                     FUND                         FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                                  YEAR           YEAR          YEAR          YEAR
                                                                                 ENDED          ENDED         ENDED         ENDED
                                                                          DECEMBER 31,   DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                                                  2006           2005          2006          2005
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                             $     (76,910) $    (252,985) $   (230,779) $   (202,912)
Net Realized Gain (Loss) on Investments                                         69,862        761,446     1,022,806       395,325
Net Change in Unrealized Appreciation (Depreciation) on Investments          2,141,712       (379,811)       39,358       201,044
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations                        2,134,664        128,650       831,385       393,457
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                                               --             --            --            --
Realized Gain on Investment                                                   (787,401)      (373,394)           --            --
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                                           (787,401)      (373,394)           --            --
=================================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                                              61,809,702     79,774,938    73,893,194    77,520,975
VALUE OF SHARES PURCHASED THROUGH DIVIDEND REINVESTMENT                        787,401        373,394            --            --
COST OF SHARES REDEEMED                                                    (53,253,592)   (83,088,381)  (70,654,267)  (78,688,236)
=================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                9,343,511     (2,940,049)    3,238,927    (1,167,261)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                                       10,690,774     (3,184,793)    4,070,312      (773,804)
NET ASSETS--BEGINNING OF PERIOD                                             17,615,596     20,800,389    19,144,961    19,918,765
=================================================================================================================================
NET ASSETS--END OF PERIOD                                                $  28,306,370  $  17,615,596  $ 23,215,273  $ 19,144,961
=================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME--END OF PERIOD                       $          --  $          --  $         --  $         --
=================================================================================================================================


                                              See Notes to Financial Statements.

200 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

                                                TELECOMMUNICATIONS              TRANSPORTATION                  UTILITIES
                                                       FUND                          FUND                         FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                    YEAR           YEAR           YEAR          YEAR           YEAR           YEAR
                                                   ENDED          ENDED          ENDED         ENDED          ENDED          ENDED
                                            DECEMBER 31,   DECEMBER 31,   DECEMBER 31,  DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                    2006           2005           2006          2005           2006           2005
----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)               $     189,827  $     176,939  $    (278,072) $   (165,000) $     798,197  $     872,857
Net Realized Gain (Loss) on Investments         (564,196)       681,979     (1,939,146)      986,215      1,047,225     (1,050,256)
Net Change in Unrealized Appreciation
   (Depreciation) on Investments               3,515,223     (1,228,903)     1,698,672    (1,991,584)     7,548,217      2,775,884
----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
   from Operations                             3,140,854       (369,985)      (518,546)   (1,170,369)     9,393,639      2,598,485
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   (NOTE 1)
Net Investment Income                           (377,386)            --             --            --     (1,439,819)      (313,329)
Realized Gain on Investment                     (369,517)    (1,560,307)            --      (645,384)      (638,278)            --
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders             (746,903)    (1,560,307)            --      (645,384)    (2,078,097)      (313,329)
==================================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                90,834,218     56,421,975    109,748,402    57,217,996    124,654,699    164,671,051
VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT                         746,903      1,560,307             --       645,384      2,078,097        313,329
COST OF SHARES REDEEMED                      (77,535,729)   (69,344,879)  (111,058,172)  (72,003,523)  (102,273,074)  (149,228,346)
==================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                    14,045,392    (11,362,597)    (1,309,770)  (14,140,143)    24,459,722     15,756,034
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS         16,439,343    (13,292,889)    (1,828,316)  (15,955,896)    31,775,264     18,041,190
NET ASSETS--BEGINNING OF PERIOD               16,897,891     30,190,780     31,377,533    47,333,429     39,943,382     21,902,192
==================================================================================================================================
NET ASSETS--END OF PERIOD                  $  33,337,234  $  16,897,891  $  29,549,217  $ 31,377,533  $  71,718,646  $  39,943,382
==================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME--END
   OF PERIOD                               $          --  $     176,939  $          --  $         --  $     231,235  $     872,857
==================================================================================================================================


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 201

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                     NET INCREASE
                                                    NET REALIZED       (DECREASE)
                        NET ASSET        NET            AND           IN NET ASSET
                          VALUE,     INVESTMENT      UNREALIZED          VALUE
                        BEGINNING      INCOME      GAINS (LOSSES)    RESULTING FROM
YEAR ENDED              OF PERIOD     (LOSS)+      ON SECURITIES       OPERATIONS
-----------------------------------------------------------------------------------
NOVA FUND
   DECEMBER 31, 2006     $  8.56       $ .11          $  1.54           $   1.65
   December 31, 2005        8.26         .05              .28                .33
   December 31, 2004        7.21         .03             1.02               1.05
   December 31, 2003        5.18         .01             2.02               2.03
   December 31, 2002        8.67        (.01)           (3.07)             (3.08)
INVERSE S&P 500 FUND
   DECEMBER 31, 2006        5.15         .17             (.56)              (.39)
   December 31, 2005        5.19         .08             (.12)              (.04)
   December 31, 2004        5.77        (.02)            (.56)              (.58)
   December 31, 2003        7.57        (.04)           (1.76)             (1.80)
   December 31, 2002        6.29        (.02)            1.38               1.36
OTC FUND
   DECEMBER 31, 2006       14.55        (.07)             .91                .84
   December 31, 2005       14.39        (.09)             .25                .16
   December 31, 2004       13.16        (.02)            1.25               1.23
   December 31, 2003        9.05        (.13)            4.24               4.11
   December 31, 2002       14.80        (.17)           (5.58)             (5.75)
INVERSE OTC FUND
   DECEMBER 31, 2006       21.51         .74            (1.07)              (.33)
   December 31, 2005       21.24         .33             (.06)               .27
   December 31, 2004       24.09        (.08)           (2.77)             (2.85)
   December 31, 2003       39.04        (.22)          (14.33)            (14.55)
   December 31, 2002       29.48        (.19)           10.22              10.03
DYNAMIC S&P 500 FUND
   DECEMBER 31, 2006       18.37         .23             4.12               4.35
   December 31, 2005       19.83         .10              .53                .63
   December 31, 2004       21.59         .02             2.98               3.00
   December 31, 2003       16.09        (.11)            8.95               8.84
   December 31, 2002       29.87        (.09)          (13.65)            (13.74)
DYNAMIC OTC FUND
   DECEMBER 31, 2006       22.39         .03             1.06               1.09
   December 31, 2005       23.09        (.09)            (.61)              (.70)
   December 31, 2004       21.73        (.06)            2.76               2.70
   December 31, 2003       11.90        (.21)           11.95              11.74
   December 31, 2002       38.97        (.13)          (26.94)            (27.07)

                                       DISTRIBUTIONS
                       DISTRIBUTIONS      FROM NET     DISTRIBUTIONS                    NET INCREASE  NET ASSET
                         FROM NET         REALIZED         FROM                        (DECREASE) IN    VALUE,
                        INVESTMENT        CAPITAL        RETURN OF         TOTAL         NET ASSET      END OF
YEAR ENDED                INCOME           GAINS         CAPITAL       DISTRIBUTIONS       VALUE        PERIOD
---------------------------------------------------- ---------------- --------------- --------------- -----------
NOVA FUND
   DECEMBER 31, 2006     $  (.12)        $     --         $    --       $   (.12)        $    1.53      $ 10.09
   December 31, 2005        (.03)              --              --           (.03)              .30         8.56
   December 31, 2004         (--)#             --              --            (--)#            1.05         8.26
   December 31, 2003          --               --              --             --              2.03         7.21
   December 31, 2002        (.41)              --              --           (.41)            (3.49)        5.18
INVERSE S&P 500 FUND
   DECEMBER 31, 2006        (.37)              --              --           (.37)             (.76)        4.39
   December 31, 2005          --               --              --             --              (.04)        5.15
   December 31, 2004          --               --              --             --              (.58)        5.19
   December 31, 2003          --               --              --             --             (1.80)        5.77
   December 31, 2002        (.08)              --              --           (.08)             1.28         7.57
OTC FUND
   DECEMBER 31, 2006          --               --              --             --               .84        15.39
   December 31, 2005          --               --              --             --               .16        14.55
   December 31, 2004          --               --              --             --              1.23        14.39
   December 31, 2003          --               --              --             --              4.11        13.16
   December 31, 2002          --               --              --             --             (5.75)        9.05
INVERSE OTC FUND
   DECEMBER 31, 2006       (1.39)              --              --          (1.39)            (1.72)       19.79
   December 31, 2005          --               --              --             --               .27        21.51
   December 31, 2004          --               --              --             --             (2.85)       21.24
   December 31, 2003          --             (.40)             --           (.40)           (14.95)       24.09
   December 31, 2002        (.47)              --              --           (.47)             9.56        39.04
DYNAMIC S&P 500 FUND
   DECEMBER 31, 2006        (.20)            (.81)             --          (1.01)             3.34        21.71
   December 31, 2005        (.02)           (2.07)             --          (2.09)            (1.46)       18.37
   December 31, 2004          --            (4.76)             --          (4.76)            (1.76)       19.83
   December 31, 2003          --            (3.34)             --          (3.34)             5.50        21.59
   December 31, 2002          --             (.04)             --           (.04)           (13.78)       16.09
DYNAMIC OTC FUND
   DECEMBER 31, 2006        (.02)              --              --           (.02)             1.07        23.46
   December 31, 2005          --               --              --             --              (.70)       22.39
   December 31, 2004        (.97)            (.06)           (.31)         (1.34)             1.36        23.09
   December 31, 2003          --            (1.91)             --          (1.91)             9.83        21.73
   December 31, 2002          --               --              --             --            (27.07)       11.90

                                             RATIOS TO
                                        AVERAGE NET ASSETS:
                                      ----------------------
                                                       NET                   NET ASSETS,
                            TOTAL                  INVESTMENT   PORTFOLIO      END OF
                         INVESTMENT       TOTAL      INCOME     TURNOVER    PERIOD (000'S
YEAR ENDED                 RETURN       EXPENSES     (LOSS)       RATE*        OMITTED)
-----------------------------------------------------------------------------------------
NOVA FUND
   DECEMBER 31, 2006       19.27%         1.48%        1.18%        211%      $ 134,477
   December 31, 2005        3.97%         1.53%        0.60%        381%        132,018
   December 31, 2004       14.62%         1.46%        0.41%        654%        130,200
   December 31, 2003       39.19%         1.54%        0.09%        729%         81,816
   December 31, 2002      (35.72)%        1.72%       (0.14%)       570%         34,017
INVERSE S&P 500 FUND
   DECEMBER 31, 2006       (7.50)%        1.63%        3.29%         --          19,025
   December 31, 2005       (0.77)%        1.70%        1.46%         --          32,505
   December 31, 2004      (10.05)%        1.62%       (0.28)%        --          19,076
   December 31, 2003      (23.78)%        1.67%       (0.59)%        --          17,822
   December 31, 2002       21.64%         1.79%       (0.24)%        --          36,195
OTC FUND
   DECEMBER 31, 2006        5.77%         1.49%       (0.50)%       152%         72,871
   December 31, 2005        1.11%         1.50%       (0.68)%       294%        102,487
   December 31, 2004        9.35%         1.47%       (0.17)%       418%        191,476
   December 31, 2003       45.41%         1.53%       (1.20)%       482%        127,836
   December 31, 2002      (38.85)%        1.74%       (1.58)%       183%         77,635
INVERSE OTC FUND
   DECEMBER 31, 2006       (1.40)%        1.64%        3.35%         --          23,929
   December 31, 2005        1.27%         1.63%        1.49%         --          19,648
   December 31, 2004      (11.83)%        1.64%       (0.35)%        --          23,928
   December 31, 2003      (37.37)%        1.68%       (0.73)%        --          34,563
   December 31, 2002       33.85%         1.77%       (0.49)%        --          24,229
DYNAMIC S&P 500 FUND
   DECEMBER 31, 2006       23.70%         1.64%        1.13%        168%         37,663
   December 31, 2005        3.38%         1.65%        0.55%        585%         25,397
   December 31, 2004       16.90%         1.65%        0.09%        974%         29,053
   December 31, 2003       54.94%         1.69%       (0.55)%     1,085%         30,428
   December 31, 2002      (46.00)%        1.74%       (0.49)%        --           2,122
DYNAMIC OTC FUND
   DECEMBER 31, 2006        4.86%         1.65%        0.14%        250%         29,673
   December 31, 2005       (3.03)%        1.65%       (0.42)%       343%         44,313
   December 31, 2004       14.21%         1.65%       (0.29)%       662%         57,599
   December 31, 2003       98.63%         1.71%       (1.10)%       959%         40,632
   December 31, 2002      (69.46)%        1.77%       (0.79)%        --           3,346

* PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

#     LESS THAN $.01 PER SHARE. ACTUAL AMOUNT = $.00378.


202 |  THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                                  NET INCREASE
                                                                 NET REALIZED      (DECREASE)
                                       NET ASSET       NET           AND          IN NET ASSET
                                         VALUE,    INVESTMENT     UNREALIZED          VALUE
                                       BEGINNING     INCOME     GAINS (LOSSES)   RESULTING FROM
YEAR ENDED                             OF PERIOD     (LOSS)+    ON SECURITIES      OPERATIONS
-----------------------------------------------------------------------------------------------
MID-CAP ADVANTAGE FUND
   DECEMBER 31, 2006                    $ 30.15      $  .11        $  3.23           $ 3.34
   December 31, 2005                      26.50        (.02)          3.75             3.73
   December 31, 2004                      24.74        (.09)          4.96             4.87
   December 31, 2003                      17.77        (.12)          9.44             9.32
   December 31, 2002                      31.21        (.12)         (7.18)           (7.30)
INVERSE MID-CAP FUND
   DECEMBER 31, 2006                      39.15        1.32          (2.83)           (1.51)
   December 31, 2005                      44.03         .70          (4.31)           (3.61)
   December 31, 2004*                     50.00        (.06)         (5.91)           (5.97)
DYNAMIC RUSSELL 2000(R) FUND
   DECEMBER 31, 2006*                     25.00         .05            .96             1.01
RUSSELL 2000(R) ADVANTAGE FUND
   DECEMBER 31, 2006                      34.14         .19           6.93             7.12
   December 31, 2005                      33.65         .01           1.31             1.32
   December 31, 2004                      29.75        (.10)          6.95             6.85
   December 31, 2003                      20.11        (.18)         13.11            12.93
   December 31, 2002                      31.91        (.17)        (11.08)          (11.25)
INVERSE RUSSELL 2000(R) FUND
   DECEMBER 31, 2006                      40.60        1.30          (6.16)           (4.86)
   December 31, 2005                      42.83         .65          (1.98)           (1.33)
   December 31, 2004*                     50.00        (.10)         (7.07)           (7.17)
GOVERNMENT LONG BOND ADVANTAGE FUND
   DECEMBER 31, 2006                      12.38         .42           (.82)            (.40)
   December 31, 2005                      11.88         .41            .50              .91
   December 31, 2004                      11.67         .40            .54              .94
   December 31, 2003                      13.08         .41           (.52)            (.11)
   December 31, 2002                      11.44         .44           1.64             2.08
INVERSE GOVERNMENT LONG BOND FUND
   DECEMBER 31, 2006                      20.80         .69            .97             1.66
   December 31, 2005                      21.95        (.07)         (1.08)           (1.15)
   December 31, 2004                      24.82        (.66)         (1.98)           (2.64)
   December 31, 2003*                     25.00        (.13)          (.05)            (.18)
EUROPE ADVANTAGE FUND
   DECEMBER 31, 2006                      23.84         .70           6.31             7.01
   December 31, 2005                      22.62         .21           1.23             1.44
   December 31, 2004                      22.87        (.05)          3.71             3.66
   December 31, 2003                      19.52        (.17)          8.58             8.41
   December 31, 2002                      28.01        (.09)         (7.84)           (7.93)

                                                       DISTRIBUTIONS
                                       DISTRIBUTIONS      FROM NET                      NET INCREASE   NET ASSET
                                          FROM NET        REALIZED                     (DECREASE) IN     VALUE,
                                        INVESTMENT        CAPITAL          TOTAL         NET ASSET      END OF
YEAR ENDED                                 INCOME          GAINS       DISTRIBUTIONS        VALUE       PERIOD
----------------------------------------------------------------------------------------------------------------
MID-CAP ADVANTAGE FUND
   DECEMBER 31, 2006                     $  (.13)         $ (9.16)        $ (9.29)       $ (5.95)       $ 24.20
   December 31, 2005                          --             (.08)           (.08)          3.65          30.15
   December 31, 2004                          --            (3.11)          (3.11)          1.76          26.50
   December 31, 2003                          --            (2.35)          (2.35)          6.97          24.74
   December 31, 2002                          --            (6.14)          (6.14)        (13.44)         17.77
INVERSE MID-CAP FUND
   DECEMBER 31, 2006                        (.68)              --            (.68)         (2.19)         36.96
   December 31, 2005                       (1.27)              --           (1.27)         (4.88)         39.15
   December 31, 2004*                         --               --              --          (5.97)         44.03
DYNAMIC RUSSELL 2000(R) FUND
   DECEMBER 31, 2006*                       (.04)              --            (.04)           .97          25.97
RUSSELL 2000(R) ADVANTAGE FUND
   DECEMBER 31, 2006                        (.12)              --            (.12)          7.00          41.14
   December 31, 2005                        (.83)              --            (.83)           .49          34.14
   December 31, 2004                          --            (2.95)          (2.95)          3.90          33.65
   December 31, 2003                          --            (3.29)          (3.29)          9.64          29.75
   December 31, 2002                          --             (.55)           (.55)        (11.80)         20.11
INVERSE RUSSELL 2000(R) FUND
   DECEMBER 31, 2006                       (1.13)              --           (1.13)         (5.99)         34.61
   December 31, 2005                        (.90)              --            (.90)         (2.23)         40.60
   December 31, 2004*                         --               --              --          (7.17)         42.83
GOVERNMENT LONG BOND ADVANTAGE FUND
   DECEMBER 31, 2006                        (.42)              --            (.42)          (.82)         11.56
   December 31, 2005                        (.41)              --            (.41)           .50          12.38
   December 31, 2004                        (.40)            (.33)           (.73)           .21          11.88
   December 31, 2003                        (.41)            (.89)          (1.30)         (1.41)         11.67
   December 31, 2002                        (.44)              --            (.44)          1.64          13.08
INVERSE GOVERNMENT LONG BOND FUND
   DECEMBER 31, 2006                        (.91)              --            (.91)           .75          21.55
   December 31, 2005                          --               --              --          (1.15)         20.80
   December 31, 2004                          --             (.23)           (.23)         (2.87)         21.95
   December 31, 2003*                         --               --              --           (.18)         24.82
EUROPE ADVANTAGE FUND
   DECEMBER 31, 2006                        (.48)            (.77)          (1.25)          5.76          29.60
   December 31, 2005                        (.09)            (.13)           (.22)          1.22          23.84
   December 31, 2004                       (3.82)            (.09)          (3.91)          (.25)         22.62
   December 31, 2003                          --            (5.06)          (5.06)          3.35          22.87
   December 31, 2002                        (.01)            (.55)           (.56)         (8.49)         19.52

                                                                      RATIOS TO
                                                                 AVERAGE NET ASSETS:
                                                              ------------------------
                                                                                          NET                   NET ASSETS,
                                         TOTAL                                         INVESTMENT   PORTFOLIO      END OF
                                       INVESTMENT    TOTAL        NET     OPERATING      INCOME     TURNOVER    PERIOD (000'S
YEAR ENDED                               RETURN     EXPENSES   EXPENSES   EXPENSES++     (LOSS)      RATE***       OMITTED)
-----------------------------------------------------------------------------------------------------------------------------
MID-CAP ADVANTAGE FUND
   DECEMBER 31, 2006                      10.46%      1.64%      1.64%       1.64%         0.34%        478%      $ 38,986
   December 31, 2005                      14.07%      1.65%      1.65%       1.65%        (0.05)%       573%        51,197
   December 31, 2004                      22.14%      1.64%      1.64%       1.64%        (0.37)%       866%        34,162
   December 31, 2003                      52.43%      1.70%      1.70%       1.70%        (0.54)%     1,665%        18,544
   December 31, 2002                     (24.44)%     1.75%      1.75%       1.75%        (0.49)%     4,320%         6,707
INVERSE MID-CAP FUND
   DECEMBER 31, 2006                      (3.83)%     1.65%      1.65%       1.65%         3.49%         --          5,959
   December 31, 2005                      (8.16)%     1.64%      1.64%       1.64%         1.65%         --          2,846
   December 31, 2004*                    (11.94)%     1.62%**    1.62%**     1.62%**      (0.17)%**      --          1,319
DYNAMIC RUSSELL 2000(R) FUND
   DECEMBER 31, 2006*                      4.06%      1.64%**    1.64%**     1.64%**       1.02%**       60%         4,584
RUSSELL 2000(R) ADVANTAGE FUND
   DECEMBER 31, 2006                      20.85%      1.64%      1.64%       1.64%         0.49%        380%        73,112
   December 31, 2005                       3.91%      1.63%      1.63%       1.63%         0.04%        404%        38,589
   December 31, 2004                      25.20%      1.65%      1.65%       1.65%        (0.32)%     1,171%       112,649
   December 31, 2003                      64.28%      1.70%      1.70%       1.70%        (0.66)%     1,135%       122,995
   December 31, 2002                     (35.45)%     1.74%      1.74%       1.74%        (0.70)%     1,940%        12,947
INVERSE RUSSELL 2000(R) FUND
   DECEMBER 31, 2006                     (11.95)%     1.64%      1.64%       1.64%         3.48%         --         12,237
   December 31, 2005                      (3.07)%     1.63%      1.63%       1.63%         1.49%         --         11,850
   December 31, 2004*                    (14.34)%     1.65%**    1.65%**     1.65%**      (0.29)%**      --          4,344
GOVERNMENT LONG BOND ADVANTAGE FUND
   DECEMBER 31, 2006                     (3.14%)      1.20%      1.20%       1.20%         3.66%      1,339%        50,420
   December 31, 2005                       7.71%      1.18%      1.18%       1.18%         3.30%      1,284%        60,160
   December 31, 2004                       8.42%      1.21%      1.21%       1.21%         3.36%      1,318%        48,709
   December 31, 2003                      (0.64)%     1.23%      1.23%       1.23%         3.26%      1,272%        65,358
   December 31, 2002                      18.62%      1.24%      1.24%       1.24%         3.65%      1,239%        25,190
INVERSE GOVERNMENT LONG BOND FUND
   DECEMBER 31, 2006                       8.11%      5.12%      5.12%       1.63%         3.08%        597%        29,246
   December 31, 2005                      (5.24)%     5.11%      5.11%       1.63%        (0.33)%       589%        29,671
   December 31, 2004                     (10.67)%     5.02%      5.02%       1.63%        (2.86)%        --         41,098
   December 31, 2003*                     (0.72)%     1.69%**    1.69%**     1.69%**      (0.74)%**      --         22,355
EUROPE ADVANTAGE FUND
   DECEMBER 31, 2006                      29.51%      1.65%      1.65%       1.65%         2.55%        219%        89,490
   December 31, 2005                       6.36%      1.63%      1.63%       1.63%         0.94%        399%        25,954
   December 31, 2004                      16.15%      1.64%      1.64%       1.64%        (0.23)%        --         54,994
   December 31, 2003                      43.08%      1.70%      1.70%       1.70%        (0.75)%        --         38,443
   December 31, 2002                     (28.35)%     1.78%      1.78%       1.78%        (0.41)%        --          3,082

  * SINCE THE COMMENCEMENT OF OPERATIONS: MAY 1, 2003 -- INVERSE GOVERNMENT LONG BOND FUND; MAY 3, 2004 -- INVERSE MID-CAP FUND AND INVERSE RUSSELL 2000(R) FUND; OCTOBER 27, 2006 -- DYNAMIC RUSSELL 2000(R) FUND.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++   OPERATING EXPENSES EXCLUDE INTEREST EXPENSE FROM SECURITIES SOLD SHORT.


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 203

--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                  NET INCREASE
                                                  NET REALIZED     (DECREASE)                    DISTRIBUTIONS
                          NET ASSET      NET           AND        IN NET ASSET   DISTRIBUTIONS     FROM NET
                            VALUE,   INVESTMENT    UNREALIZED         VALUE        FROM NET        REALIZED
                          BEGINNING    INCOME    GAINS (LOSSES)  RESULTING FROM   INVESTMENT        CAPITAL          TOTAL
YEAR ENDED                OF PERIOD    (LOSS)+    ON SECURITIES    OPERATIONS       INCOME           GAINS       DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------
JAPAN ADVANTAGE FUND
   DECEMBER 31, 2006       $ 33.42     $ 1.02       $    .50         $  1.52       $ (1.29)         $ (6.52)        $ (7.81)
   December 31, 2005         27.77        .48           5.17            5.65            --               --               --
   December 31, 2004         25.17       (.14)          2.74            2.60            --               --               --
   December 31, 2003         18.29       (.16)          7.04            6.88            --               --               --
   December 31, 2002         21.91       (.08)         (3.46)          (3.54)           --             (.08)            (.08)
DYNAMIC DOW FUND
   DECEMBER 31, 2006         23.10        .40           6.58            6.98          (.15)           (3.04)           (3.19)
   December 31, 2005         25.89        .24          (1.25)          (1.01)         (.17)           (1.61)           (1.78)
   December 31, 2004*        25.00        .14           2.03            2.17         (1.16)            (.12)           (1.28)
INVERSE DYNAMIC DOW FUND
   DECEMBER 31, 2006         43.20       1.35         (10.75)          (9.40)         (.46)              --             (.46)
   December 31, 2005         43.22        .74           (.06)            .68          (.70)              --             (.70)
   December 31, 2004*        50.00       (.03)         (5.71)          (5.74)           --            (1.04)           (1.04)
SMALL-CAP VALUE FUND
   DECEMBER 31, 2006         25.67        .18           4.74            4.92          (.17)           (1.82)           (1.99)
   December 31, 2005         28.84       (.05)          1.13            1.08            --            (4.25)           (4.25)
   December 31, 2004*        25.00        .01           4.50            4.51          (.01)            (.66)            (.67)
MID-CAP VALUE FUND
   DECEMBER 31, 2006         19.27        .28           3.01            3.29          (.18)              --             (.18)
   December 31, 2005         27.08        .07           2.28            2.35          (.20)           (9.96)          (10.16)
   December 31, 2004*        25.00         --           3.80            3.80           (--)#          (1.72)           (1.72)
LARGE-CAP VALUE FUND
   DECEMBER 31, 2006         27.90        .39           4.53            4.92          (.25)            (.79)           (1.04)
   December 31, 2005         27.68        .21            .95            1.16          (.15)            (.79)            (.94)
   December 31, 2004*        25.00        .12           3.00            3.12          (.11)            (.33)            (.44)
SMALL-CAP GROWTH FUND
   DECEMBER 31, 2006         28.64       (.31)          2.54            2.23            --             (.95)            (.95)
   December 31, 2005         28.55       (.21)          2.00            1.79            --            (1.70)           (1.70)
   December 31, 2004*        25.00       (.17)          4.12            3.95            --             (.40)            (.40)
MID-CAP GROWTH FUND
   DECEMBER 31, 2006         30.24       (.28)          1.26             .98            --            (1.89)           (1.89)
   December 31, 2005         27.13       (.20)          3.31            3.11            --               --               --
   December 31, 2004*        25.00       (.13)          2.26            2.13            --               --               --
LARGE-CAP GROWTH FUND
   DECEMBER 31, 2006         25.69       (.17)          1.56            1.39            --             (.40)            (.40)
   December 31, 2005         25.75       (.01)           .47             .46          (.02)            (.50)            (.52)
   December 31, 2004*        25.00        .36            .71            1.07          (.15)            (.17)            (.32)
DYNAMIC STRENGHTHENING
  DOLLAR FUND
   DECEMBER 31, 2006         25.62        .79          (3.51)          (2.72)         (.31)              --             (.31)
   December 31, 2005*        25.00        .14            .65             .79          (.17)              --             (.17)

                                                                          RATIOS TO
                                                                     AVERAGE NET ASSETS:
                                                                     ------------------
                           NET INCREASE  NET ASSET                               NET                    NET ASSETS,
                          (DECREASE) IN   VALUE,      TOTAL                  INVESTMENT     PORTFOLIO      END OF
                            NET ASSET     END OF    INVESTMENT     TOTAL       INCOME        TURNOVER  PERIOD (000'S
YEAR ENDED                    VALUE       PERIOD      RETURN     EXPENSES      (LOSS)        RATE***      OMITTED)
--------------------------------------------------------------------------------------------------------------------
JAPAN ADVANTAGE FUND
   DECEMBER 31, 2006         $ (6.29)     $ 27.13       5.14%     1.63%        2.99%             --      $  30,510
   December 31, 2005            5.65        33.42      20.35%     1.70%        1.72%             --         55,219
   December 31, 2004            2.60        27.77      10.33%     1.63%       (0.50)%            --         14,228
   December 31, 2003            6.88        25.17      37.62%     1.69%       (0.75)%            --         11,541
   December 31, 2002           (3.62)       18.29     (16.20)%    1.80%       (0.38)%            --          3,590
DYNAMIC DOW FUND
   DECEMBER 31, 2006            3.79        26.89      30.54%     1.65%        1.52%            224%        45,365
   December 31, 2005           (2.79)       23.10      (3.81)%    1.67%        1.03%            666%        12,920
   December 31, 2004*            .89        25.89       8.65%     1.63%**      0.91%**          907%        10,419
INVERSE DYNAMIC DOW FUND
   DECEMBER 31, 2006           (9.86)       33.34     (21.77)%    1.64%        3.61%             --         17,053
   December 31, 2005            (.02)       43.20       1.63%     1.65%        1.67%             --          7,257
   December 31, 2004*          (6.78)       43.22     (11.47)%    1.62%**     (0.09)%**          --          3,184
SMALL-CAP VALUE FUND
   DECEMBER 31, 2006            2.93        28.60      19.21%     1.49%        0.64%            433%        34,124
   December 31, 2005           (3.17)       25.67       3.64%     1.47%       (0.16)%           825%        19,035
   December 31, 2004*           3.84        28.84      18.03%     1.46%**      0.07%**          507%        47,274
MID-CAP VALUE FUND
   DECEMBER 31, 2006            3.11        22.38      17.08%     1.49%        1.37%            307%        28,254
   December 31, 2005           (7.81)       19.27       8.32%     1.48%        0.26%          1,133%        14,232
   December 31, 2004*           2.08        27.08      15.20%     1.48%**      0.01%**        1,173%        19,479
LARGE-CAP VALUE FUND
   DECEMBER 31, 2006            3.88        31.78      17.66%     1.50%        1.29%            401%        83,323
   December 31, 2005             .22        27.90       4.19%     1.50%        0.77%            493%        24,547
   December 31, 2004*           2.68        27.68      12.49%     1.45%**      0.69%**          983%        11,144
SMALL-CAP GROWTH FUND
   DECEMBER 31, 2006            1.28        29.92       7.73%     1.49%       (1.01)%           769%        23,300
   December 31, 2005             .09        28.64       6.20%     1.50%       (0.72)%           737%        24,308
   December 31, 2004*           3.55        28.55      15.82%     1.46%**     (0.93)%**         733%        30,269
MID-CAP GROWTH FUND
   DECEMBER 31, 2006            (.91)       29.33       3.13%     1.47%       (0.90)%           462%        15,440
   December 31, 2005            3.11        30.24      11.46%     1.52%       (0.70)%         1,178%        53,035
   December 31, 2004*           2.13        27.13       8.52%     1.46%**     (0.75)%**         875%        20,702
LARGE-CAP GROWTH FUND
   DECEMBER 31, 2006             .99        26.68       5.40%     1.49%       (0.66)%           612%        23,568
   December 31, 2005            (.06)       25.69       1.77%     1.52%       (0.03)%         1,111%        22,538
   December 31, 2004*            .75        25.75       4.26%     1.46%**      2.12%**        1,087%        20,012
DYNAMIC STRENGHTHENING
  DOLLAR FUND
   DECEMBER 31, 2006           (3.03)       22.59     (10.63)%    1.65%        3.33%             --          3,067
   December 31, 2005*            .62        25.62       3.16%     1.78%**      2.11%**           --          1,250

  * SINCE THE COMMENCEMENT OF OPERATIONS: MAY 3, 2004 -- DYNAMIC DOW FUND, INVERSE DYNAMIC DOW FUND, SMALL-CAP VALUE FUND, MID-CAP VALUE FUND, LARGE-CAP VALUE FUND, SMALL-CAP GROWTH FUND, MID-CAP GROWTH FUND AND LARGE-CAP GROWTH FUND; SEPTEMBER 30, 2005 -- DYNAMIC STRENGTHENING DOLLAR FUND.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

  #   LESS THAN $.01 PER SHARE. ACTUAL AMOUNT = $.00454.


204 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                  NET INCREASE
                                                  NET REALIZED     (DECREASE)                    DISTRIBUTIONS
                          NET ASSET      NET           AND        IN NET ASSET   DISTRIBUTIONS     FROM NET
                            VALUE,   INVESTMENT    UNREALIZED         VALUE        FROM NET        REALIZED
                          BEGINNING    INCOME    GAINS (LOSSES)  RESULTING FROM   INVESTMENT        CAPITAL          TOTAL
YEAR ENDED                OF PERIOD    (LOSS)+    ON SECURITIES    OPERATIONS       INCOME           GAINS       DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------
DYNAMIC WEAKENING DOLLAR
   FUND
   DECEMBER 31, 2006       $ 24.31    $  .93        $   3.14         $  4.07       $  (.86)         $  (.01)      $   (.87)
   December 31, 2005*        25.00       .15            (.78)           (.63)         (.06)              --           (.06)
MULTI-CAP CORE EQUITY
   FUND
   DECEMBER 31, 2006         25.04       .08            3.52            3.60          (.01)            (.03)          (.04)
   December 31, 2005*        25.00       .01             .03             .04            --               --             --
SECTOR ROTATION FUND
   DECEMBER 31, 2006         12.68      (.02)           1.48            1.46            --             (.67)          (.67)
   December 31, 2005         11.16      (.02)           1.54            1.52            --               --             --
   December 31, 2004         10.08      (.05)           1.13            1.08            --               --             --
   December 31, 2003          7.76      (.07)           2.39            2.32            --               --             --
   December 31, 2002*        10.00      (.01)          (2.23)          (2.24)           --               --             --
U.S. GOVERNMENT MONEY
   MARKET FUND
   DECEMBER 31, 2006          1.00       .04              --             .04          (.04)              --           (.04)
   December 31, 2005          1.00       .02              --             .02          (.02)              --           (.02)
   December 31, 2004          1.00        --###           --              --           (--)###           --            (--)###
   December 31, 2003          1.00        --##            --              --           (--)##            --            (--)##
   December 31, 2002          1.00        --#             --              --           (--)#             --            (--)#
BANKING FUND
   DECEMBER 31, 2006         29.69       .44            2.89            3.33          (.58)              --           (.58)
   December 31, 2005         36.29       .44           (1.52)          (1.08)         (.49)           (5.03)         (5.52)
   December 31, 2004         32.50       .35            4.38            4.73          (.11)            (.83)          (.94)
   December 31, 2003         24.95       .36            7.52            7.88          (.33)              --           (.33)
   December 31, 2002         25.21       .28            (.47)           (.19)         (.07)              --           (.07)
BASIC MATERIALS FUND
   DECEMBER 31, 2006         27.87       .32            5.90            6.22          (.31)            (.45)          (.76)
   December 31, 2005         32.66       .12            0.80            0.92          (.13)           (5.58)         (5.71)
   December 31, 2004         27.69       .09            5.58            5.67          (.01)            (.69)          (.70)
   December 31, 2003         21.07       .04            6.59            6.63          (.01)              --           (.01)
   December 31, 2002         24.21       .09           (3.17)          (3.08)         (.06)              --           (.06)
BIOTECHNOLOGY FUND
   DECEMBER 31, 2006         21.37      (.32)           (.39)           (.71)           --               --             --
   December 31, 2005         19.31      (.31)           2.37            2.06            --               --             --
   December 31, 2004         19.10      (.29)            .50             .21            --               --             --
   December 31, 2003         13.44      (.28)           5.94            5.66            --               --             --
   December 31, 2002         24.67      (.28)         (10.91)         (11.19)           --             (.04)          (.04)
COMMODITIES FUND
   DECEMBER 31, 2006         22.10       .50           (4.45)          (3.95)           --               --             --
   December 31, 2005*        25.00       .14           (2.98)          (2.84)         (.06)              --           (.06)

                                                                             RATIOS TO
                                                                        AVERAGE NET ASSETS:
                                                                 ----------------------------------
                           NET INCREASE  NET ASSET                                           NET                  NET ASSETS,
                          (DECREASE) IN   VALUE,      TOTAL                              INVESTMENT  PORTFOLIO      END OF
                            NET ASSET     END OF    INVESTMENT     TOTAL        NET        INCOME     TURNOVER  PERIOD (000'S
YEAR ENDED                    VALUE       PERIOD      RETURN     EXPENSES    EXPENSES      (LOSS)     RATE***      OMITTED)
-----------------------------------------------------------------------------------------------------------------------------
DYNAMIC WEAKENING DOLLAR
   FUND
   DECEMBER 31, 2006         $  3.20      $ 27.51      16.72%     1.65%        1.65%       3.46%            --    $ 11,155
   December 31, 2005*           (.69)       24.31      (2.53)%    1.76%**      1.76%**     2.28%**          --       2,954
MULTI-CAP CORE EQUITY
   FUND
   DECEMBER 31, 2006            3.56        28.60      14.36%     1.43%        1.43%       0.29%           171%      8,358
   December 31, 2005*           0.04        25.04       0.16%     1.67%**      1.67%**     0.33%**           8%      2,860
SECTOR ROTATION FUND
   DECEMBER 31, 2006             .79        13.47      11.47%     1.64%        1.64%      (0.16)%          353%     87,673
   December 31, 2005            1.52        12.68      13.62%     1.70%        1.70%      (0.20)%          281%     61,834
   December 31, 2004            1.08        11.16      10.71%     1.63%        1.63%      (0.52)%          333%     27,747
   December 31, 2003            2.32        10.08      29.97%     1.70%        1.70%      (0.78)%          401%     20,594
   December 31, 2002*          (2.24)        7.76     (22.40)%    1.69%**      1.69%**    (0.16)%**        357%      6,669
U.S. GOVERNMENT MONEY
   MARKET FUND
   DECEMBER 31, 2006              --         1.00       3.82%     1.19%        1.19%       3.78%            --     208,148
   December 31, 2005              --         1.00       2.00%     1.17%        1.17%       1.96%            --     185,365
   December 31, 2004              --         1.00       0.23%     1.19%        1.10%       0.20%            --     167,678
   December 31, 2003              --         1.00       0.01%     1.22%        1.11%       0.01%            --     232,493
   December 31, 2002              --         1.00       0.47%     1.23%        1.23%       0.44%            --     258,953
BANKING FUND
   DECEMBER 31, 2006            2.75        32.44      11.25%     1.59%        1.59%       1.42%           259%     24,348
   December 31, 2005           (6.60)       29.69      (2.77)%    1.58%        1.58%       1.34%           532%     14,580
   December 31, 2004            3.79        36.29      14.74%     1.59%        1.59%       1.02%           884%     21,920
   December 31, 2003            7.55        32.50      31.74%     1.65%        1.65%       1.24%         1,268%     17,115
   December 31, 2002            (.26)       24.95      (0.78)%    1.67%        1.67%       1.10%         1,813%      5,008
BASIC MATERIALS FUND
   DECEMBER 31, 2006            5.46        33.33      22.29%     1.60%        1.60%       1.02%           225%     58,622
   December 31, 2005           (4.79)       27.87       4.04%     1.57%        1.57%       0.41%           364%     28,317
   December 31, 2004            4.97        32.66      20.83%     1.59%        1.59%       0.30%           725%     46,162
   December 31, 2003            6.62        27.69      31.46%     1.67%        1.67%       0.17%         1,175%     44,561
   December 31, 2002           (3.14)       21.07     (12.75)%    1.75%        1.75%       0.38%         1,848%        901
BIOTECHNOLOGY FUND
   DECEMBER 31, 2006            (.71)       20.66      (3.32)%    1.59%        1.59%      (1.48)%          379%     10,754
   December 31, 2005            2.06        21.37      10.67%     1.66%        1.66%      (1.59)%          652%     36,086
   December 31, 2004             .21        19.31       1.10%     1.59%        1.59%      (1.51)%        1,169%      6,588
   December 31, 2003            5.66        19.10      42.11%     1.64%        1.64%      (1.61)%        1,475%     12,557
   December 31, 2002          (11.23)       13.44     (45.35)%    1.79%        1.79%      (1.76)%        3,483%      3,575
COMMODITIES FUND
   DECEMBER 31, 2006           (3.95)       18.15     (17.87)%    1.50%        1.31%       2.34%           109%     20,269
   December 31, 2005*          (2.90)       22.10     (11.34)%    1.64%**      1.64%**     2.41%**          --      28,187

  * SINCE THE COMMENCEMENT OF OPERATIONS: MAY 1, 2002 -- SECTOR ROTATION FUND; SEPTEMBER 30, 2005 -- DYNAMIC WEAKENING DOLLAR FUND AND COMMODITIES FUND; NOVEMBER 29, 2005 -- MULTI-CAP CORE EQUITY FUND.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

  #   LESS THAN $.01 PER SHARE. ACTUAL AMOUNT = $.00471.

 ##   LESS THAN $.01 PER SHARE. ACTUAL AMOUNT = $.00011.

###   LESS THAN $.01 PER SHARE. ACTUAL AMOUNT = $.00199.


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 205

--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                  NET INCREASE
                                                  NET REALIZED     (DECREASE)                   DISTRIBUTIONS
                          NET ASSET     NET           AND         IN NET ASSET   DISTRIBUTIONS     FROM NET
                            VALUE,   INVESTMENT    UNREALIZED         VALUE        FROM NET        REALIZED
                          BEGINNING    INCOME    GAINS (LOSSES)  RESULTING FROM   INVESTMENT        CAPITAL        TOTAL
YEAR ENDED                OF PERIOD   (LOSS)+    ON SECURITIES     OPERATIONS       INCOME           GAINS     DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------
CONSUMER PRODUCTS FUND
   DECEMBER 31, 2006       $ 31.63     $  .48       $  5.03         $   5.51        $ (.27)       $  (.32)       $  (.59)
   December 31, 2005         32.95        .14          (.26)            (.12)         (.17)         (1.03)         (1.20)
   December 31, 2004         29.39        .11          3.78             3.89          (.01)          (.32)          (.33)
   December 31, 2003         24.36        .01          5.29             5.30          (.02)          (.25)          (.27)
   December 31, 2002         25.32        .04          (.95)            (.91)         (.01)          (.04)          (.05)
ELECTRONICS FUND
   DECEMBER 31, 2006         13.68       (.15)          .49              .34            --             --             --
   December 31, 2005         13.17       (.16)          .67              .51            --             --             --
   December 31, 2004         16.88       (.20)        (3.51)           (3.71)           --             --             --
   December 31, 2003          9.94       (.21)         7.15             6.94            --             --             --
   December 31, 2002         20.64       (.24)        (9.67)           (9.91)           --           (.79)          (.79)
ENERGY FUND
   DECEMBER 31, 2006         39.20       (.13)         5.28             5.15            --         (11.21)        (11.21)
   December 31, 2005         29.68         --         11.44            11.44          (.01)         (1.91)         (1.92)
   December 31, 2004         22.45        .01          7.23             7.24           (--) #        (.01)          (.01)
   December 31, 2003         18.25        .01          4.19             4.20            --             --             --
   December 31, 2002         21.10       (.02)        (2.83)           (2.85)           --             --             --
ENERGY SERVICES FUND
   DECEMBER 31, 2006         30.92       (.37)         4.01             3.64            --          (4.77)         (4.77)
   December 31, 2005         20.85       (.30)        10.37            10.07            --             --             --
   December 31, 2004         15.59       (.22)         5.48             5.26            --             --             --
   December 31, 2003         14.38       (.16)         1.37             1.21            --             --             --
   December 31, 2002         17.74       (.17)        (2.08)           (2.25)           --          (1.11)         (1.11)
FINANCIAL SERVICES FUND
   DECEMBER 31, 2006         29.10        .26          4.59             4.85          (.39)         (1.38)         (1.77)
   December 31, 2005         30.38        .28           .67              .95          (.25)         (1.98)         (2.23)
   December 31, 2004         26.00        .23          4.21             4.44          (.06)            --           (.06)
   December 31, 2003         20.19        .14          5.70             5.84          (.03)            --           (.03)
   December 31, 2002         23.90        .09         (3.69)           (3.60)           --           (.11)          (.11)
HEALTH CARE FUND
   DECEMBER 31, 2006         28.17       (.15)         1.59             1.44            --          (1.20)         (1.20)
   December 31, 2005         25.46       (.16)         2.87             2.71            --             --             --
   December 31, 2004         24.28       (.16)         1.65             1.49            --           (.31)          (.31)
   December 31, 2003         18.71       (.19)         5.76             5.57            --             --             --
   December 31, 2002         23.82       (.09)        (4.98)           (5.07)           --           (.04)          (.04)
INTERNET FUND
   DECEMBER 31, 2006         14.74       (.21)         1.64             1.43            --             --             --
   December 31, 2005         17.01       (.21)         (.13)            (.34)           --          (1.93)         (1.93)
   December 31, 2004         14.68       (.23)         2.56             2.33            --             --             --
   December 31, 2003          8.93       (.20)         5.95             5.75            --             --             --
   December 31, 2002         15.76       (.17)        (6.66)           (6.83)           --             --             --

                                                                      RATIOS TO
                                                                 AVERAGE NET ASSETS:
                                                                --------------------
                           NET INCREASE  NET ASSET                           NET                  NET ASSETS,
                          (DECREASE) IN    VALUE,      TOTAL              INVESTMENT  PORTFOLIO      END OF
                            NET ASSET     END OF    INVESTMENT   TOTAL      INCOME     TURNOVER  PERIOD (000'S
YEAR ENDED                    VALUE       PERIOD      RETURN    EXPENSES    (LOSS)      RATE*       OMITTED)
--------------------------------------------------------------------------------------------------------------
CONSUMER PRODUCTS FUND
   DECEMBER 31, 2006         $  4.92      $ 36.55     17.42%      1.59%      1.41%        219%     $ 43,007
   December 31, 2005           (1.32)       31.63     (0.40)%     1.58%      0.42%        357%       22,177
   December 31, 2004            3.56        32.95     13.30%      1.59%      0.36%        730%       24,433
   December 31, 2003            5.03        29.39     21.86%      1.63%      0.12%        936%        8,818
   December 31, 2002            (.96)       24.36     (3.61)%     1.72%      0.18%        985%        6,153
ELECTRONICS FUND
   DECEMBER 31, 2006             .34        14.02      2.49%      1.59%     (1.02)%       477%        3,856
   December 31, 2005             .51        13.68      3.87%      1.62%     (1.24)%     1,136%        8,306
   December 31, 2004           (3.71)       13.17    (21.98)%     1.59%     (1.34)%     1,325%       12,289
   December 31, 2003            6.94        16.88     69.82%      1.65%     (1.51)%     1,264%       27,918
   December 31, 2002          (10.70)        9.94    (48.21)%     1.84%     (1.63)%     2,685%        4,384
ENERGY FUND
   DECEMBER 31, 2006           (6.06)       33.14     11.93%      1.59%     (0.31)%       146%       70,190
   December 31, 2005            9.52        39.20     38.54%      1.59%     (0.01)%       351%       83,437
   December 31, 2004            7.23        29.68     32.27%      1.58%      0.04%        542%       60,501
   December 31, 2003            4.20        22.45     23.01%      1.66%      0.04%      1,225%       31,832
   December 31, 2002           (2.85)       18.25    (13.51)%     1.72%     (0.13)%     1,341%        5,834
ENERGY SERVICES FUND
   DECEMBER 31, 2006           (1.13)       29.79     10.98%      1.59%     (1.08)%       184%       43,910
   December 31, 2005           10.07        30.92     48.30%      1.61%     (1.17)%       317%       79,722
   December 31, 2004            5.26        20.85     33.74%      1.58%     (1.19)%       808%       29,316
   December 31, 2003            1.21        15.59      8.41%      1.65%     (1.13)%     2,691%        7,754
   December 31, 2002           (3.36)       14.38    (12.07)%     1.71%     (1.00)%     2,159%        4,427
FINANCIAL SERVICES FUND
   DECEMBER 31, 2006            3.08        32.18     16.73%      1.59%      0.83%        330%       50,190
   December 31, 2005           (1.28)       29.10      3.38%      1.59%      0.94%        549%       36,839
   December 31, 2004            4.38        30.38     17.12%      1.59%      0.84%        762%       45,180
   December 31, 2003            5.81        26.00     28.92%      1.64%      0.61%      2,039%       15,581
   December 31, 2002           (3.71)       20.19    (15.10)%     1.85%      0.41%      1,727%        2,748
HEALTH CARE FUND
   DECEMBER 31, 2006             .24        28.41      5.11%      1.59%     (0.52)%       251%       40,825
   December 31, 2005            2.71        28.17     10.64%      1.60%     (0.62)%       330%       51,692
   December 31, 2004            1.18        25.46      6.22%      1.59%     (0.67)%       629%       30,435
   December 31, 2003            5.57        24.28     29.77%      1.64%     (0.88)%     1,222%       27,880
   December 31, 2002           (5.11)       18.71    (21.31)%     1.70%     (0.45)%     1,617%        5,164
INTERNET FUND
   DECEMBER 31, 2006            1.43        16.17      9.70%      1.58%     (1.33)%       420%        9,381
   December 31, 2005           (2.27)       14.74     (1.38)%     1.61%     (1.36)%       676%       20,959
   December 31, 2004            2.33        17.01     15.87%      1.58%     (1.49)%       693%       36,922
   December 31, 2003            5.75        14.68     64.39%      1.65%     (1.59)%       957%       25,101
   December 31, 2002           (6.83)        8.93    (43.34)%     1.75%     (1.69)%     3,041%        3,703

* PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

#     LESS THAN $.01 PER SHARE. ACTUAL AMOUNT = $.00170.


206 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                     NET INCREASE
                                                    NET REALIZED      (DECREASE)                      DISTRIBUTIONS
                          NET ASSET       NET            AND         IN NET ASSET    DISTRIBUTIONS       FROM NET
                           VALUE,     INVESTMENT     UNREALIZED          VALUE          FROM NET         REALIZED
                          BEGINNING     INCOME     GAINS (LOSSES)   RESULTING FROM    INVESTMENT         CAPITAL          TOTAL
YEAR ENDED                OF PERIOD    (LOSS)+      ON SECURITIES     OPERATIONS        INCOME            GAINS       DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------------
LEISURE FUND
   DECEMBER 31, 2006       $ 21.96      $ (.02)       $  5.17          $  5.15          $    --        $  (.92)          $  (.92)
   December 31, 2005         25.39        (.19)         (1.03)           (1.22)              --          (2.21)            (2.21)
   December 31, 2004         20.80        (.17)          5.07             4.90               --           (.31)             (.31)
   December 31, 2003         15.42        (.08)          5.46             5.38               --             --                --
   December 31, 2002         18.09        (.18)         (2.49)           (2.67)              --             --                --
PRECIOUS METALS FUND
   DECEMBER 31, 2006         10.36        (.03)          2.25             2.22               --             --                --
   December 31, 2005          8.57        (.02)          1.81             1.79               --             --                --
   December 31, 2004          9.99        (.05)         (1.37)           (1.42)              --             --                --
   December 31, 2003          7.09        (.03)          2.93             2.90               --             --                --
   December 31, 2002          4.87        (.02)          2.24             2.22               --             --                --
REAL ESTATE FUND
   DECEMBER 31, 2006         40.30         .72          11.68            12.40             (.83)         (1.62)            (2.45)
   December 31, 2005         38.02         .71           2.01             2.72             (.44)            --              (.44)
   December 31, 2004         30.25        1.02           7.79             8.81             (.14)          (.90)            (1.04)
   December 31, 2003         24.96         .94           6.62             7.56             (.85)         (1.42)            (2.27)
   December 31, 2002         25.77        1.97          (2.26)            (.29)            (.48)          (.04)             (.52)
RETAILING FUND
   DECEMBER 31, 2006         27.85        (.11)          2.92             2.81               --           (.88)             (.88)
   December 31, 2005         26.65        (.25)          1.70             1.45               --           (.25)             (.25)
   December 31, 2004         25.99        (.22)          2.62             2.40               --          (1.74)            (1.74)
   December 31, 2003         19.29        (.25)          7.05             6.80               --           (.10)             (.10)
   December 31, 2002         25.65        (.27)         (5.30)           (5.57)              --           (.79)             (.79)
TECHNOLOGY FUND
   DECEMBER 31, 2006         13.92        (.16)           .98              .82               --             --                --
   December 31, 2005         13.50        (.16)           .58              .42               --             --                --
   December 31, 2004         14.88        (.05)           .03             (.02)              --          (1.36)            (1.36)
   December 31, 2003          9.92        (.18)          6.21             6.03               --          (1.07)            (1.07)
   December 31, 2002         18.61        (.18)         (7.15)           (7.33)              --          (1.36)            (1.36)
TELECOMMUNICATIONS FUND
   DECEMBER 31, 2006         18.81         .15           3.52             3.67            (0.29)         (0.28)            (0.57)
   December 31, 2005         20.53         .19            .06              .25               --          (1.97)            (1.97)
   December 31, 2004         18.22        (.02)          2.33             2.31               --             --                --
   December 31, 2003         13.63        (.03)          4.62             4.59               --            (--)#             (--)#
   December 31, 2002         22.56        (.05)         (8.88)           (8.93)              --             --                --

                                                                           RATIOS TO
                                                                      AVERAGE NET ASSETS:
                                                                      -------------------
                           NET INCREASE   NET ASSET                               NET                   NET ASSETS,
                          (DECREASE) IN     VALUE,       TOTAL                INVESTMENT   PORTFOLIO       END OF
                            NET ASSET       END OF    INVESTMENT     TOTAL      INCOME      TURNOVER   PERIOD (000'S
YEAR ENDED                    VALUE         PERIOD      RETURN     EXPENSES     (LOSS)       RATE*        OMITTED)
--------------------------------------------------------------------------------------------------------------------
LEISURE FUND
   DECEMBER 31, 2006         $  4.23       $ 26.19      23.47%       1.60%      (0.07)%        221%      $ 37,699
   December 31, 2005           (3.43)        21.96      (4.87)%      1.56%      (0.79)%        369%        13,961
   December 31, 2004            4.59         25.39      23.86%       1.58%      (0.74)%        663%        51,755
   December 31, 2003            5.38         20.80      34.89%       1.65%      (0.41)%      1,353%        30,016
   December 31, 2002           (2.67)        15.42     (14.76)%      1.74%      (0.98)%      1,976%         2,015
PRECIOUS METALS FUND
   DECEMBER 31, 2006            2.22         12.58      21.43%       1.49%      (0.26)%        228%        62,910
   December 31, 2005            1.79         10.36      20.89%       1.57%      (0.24)%        308%        68,241
   December 31, 2004           (1.42)         8.57     (14.21)%      1.46%      (0.54)%        519%        35,043
   December 31, 2003            2.90          9.99      40.90%       1.54%      (0.38)%        658%        44,606
   December 31, 2002            2.22          7.09      45.59%       1.67%      (0.29)%      1,001%        38,839
REAL ESTATE FUND
   DECEMBER 31, 2006            9.95         50.25      30.72%       1.60%       1.54%         532%        83,181
   December 31, 2005            2.28         40.30       7.15%       1.59%       1.84%         774%        29,074
   December 31, 2004            7.77         38.02      29.54%       1.59%       3.06%       1,139%        26,915
   December 31, 2003            5.29         30.25      30.31%       1.64%       3.26%       1,478%        12,183
   December 31, 2002            (.81)        24.96      (1.12)%      1.68%       7.60%       1,927%         1,902
RETAILING FUND
   DECEMBER 31, 2006            1.93         29.78      10.08%       1.59%      (0.37)%        227%        28,306
   December 31, 2005            1.20         27.85       5.48%       1.58%      (0.90)%        421%        17,616
   December 31, 2004             .66         26.65      10.06%       1.58%      (0.83)%        609%        20,800
   December 31, 2003            6.70         25.99      35.27%       1.64%      (1.04)%        785%        15,149
   December 31, 2002           (6.36)        19.29     (21.91)%      1.81%      (1.23)%      1,668%         3,102
TECHNOLOGY FUND
   DECEMBER 31, 2006             .82         14.74       5.89%       1.59%      (1.09)%        403%        23,215
   December 31, 2005             .42         13.92       3.11%       1.62%      (1.21)%        541%        19,145
   December 31, 2004           (1.38)        13.50       1.15%       1.58%      (0.36)%        767%        19,919
   December 31, 2003            4.96         14.88      61.32%       1.64%      (1.39)%      1,302%        20,641
   December 31, 2002           (8.69)         9.92     (39.11)%      1.71%      (1.52)%      1,098%         5,021
TELECOMMUNICATIONS FUND
   DECEMBER 31, 2006            3.10         21.91      19.51%       1.59%       0.72%         264%        33,337
   December 31, 2005           (1.72)        18.81       1.16%       1.60%       0.98%         362%        16,898
   December 31, 2004            2.31         20.53      12.68%       1.58%      (0.08)%        809%        30,191
   December 31, 2003            4.59         18.22      33.68%       1.64%      (0.19)%        974%        14,543
   December 31, 2002           (8.93)        13.63     (39.58)%      1.69%      (0.39)%        855%         6,106

* PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

#     LESS THAN $.01 PER SHARE. ACTUAL AMOUNT = $.00020.


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 207

FINANCIAL HIGHLIGHTS (CONCLUDED)
--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.


                                                                  NET INCREASE
                                                 NET REALIZED      (DECREASE)                     DISTRIBUTIONS
                       NET ASSET       NET            AND         IN NET ASSET    DISTRIBUTIONS      FROM NET
                         VALUE,    INVESTMENT     UNREALIZED          VALUE          FROM NET        REALIZED
                       BEGINNING     INCOME     GAINS (LOSSES)   RESULTING FROM     INVESTMENT       CAPITAL          TOTAL
YEAR ENDED             OF PERIOD     (LOSS)+     ON SECURITIES     OPERATIONS         INCOME          GAINS       DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION FUND
   DECEMBER 31, 2006    $ 32.64      $ (.24)        $  2.65          $  2.41          $   --         $    --         $    --
   December 31, 2005      31.45        (.19)           2.64             2.45              --           (1.26)          (1.26)
   December 31, 2004      25.97        (.20)           6.09             5.89              --            (.41)           (.41)
   December 31, 2003      21.55        (.15)           4.57             4.42              --              --              --
   December 31, 2002      24.40        (.14)          (2.71)           (2.85)             --              --              --
UTILITIES FUND
   DECEMBER 31, 2006      19.09         .36            3.64             4.00            (.49)           (.22)           (.71)
   December 31, 2005      17.34         .34            1.50             1.84            (.09)             --            (.09)
   December 31, 2004      14.96         .33            2.24             2.57            (.19)             --            (.19)
   December 31, 2003      12.24         .31            2.77             3.08            (.36)             --            (.36)
   December 31, 2002      18.23         .33           (6.31)           (5.98)           (.01)             --            (.01)

                                                                        RATIOS TO
                                                                   AVERAGE NET ASSETS:
                                                                   -------------------
                       NET INCREASE    NET ASSET                               NET                  NET ASSETS,
                       (DECREASE) IN     VALUE,       TOTAL                INVESTMENT   PORTFOLIO      END OF
                         NET ASSET       END OF    INVESTMENT     TOTAL      INCOME      TURNOVER   PERIOD (000'S
YEAR ENDED                 VALUE         PERIOD      RETURN     EXPENSES     (LOSS)       RATE*       OMITTED)
-----------------------------------------------------------------------------------------------------------------
TRANSPORTATION FUND
   DECEMBER 31, 2006      $ 2.41        $ 35.05       7.38%       1.59%     (0.68)%         249%      $ 29,549
   December 31, 2005        1.19          32.64       8.48%       1.58%     (0.63)%         258%        31,378
   December 31, 2004        5.48          31.45      22.99%       1.57%     (0.71)%         473%        47,333
   December 31, 2003        4.42          25.97      20.51%       1.64%     (0.65)%       1,045%         8,032
   December 31, 2002       (2.85)         21.55     (11.68)%      1.69%     (0.63)%       1,435%         6,301

UTILITIES FUND
   DECEMBER 31, 2006        3.29          22.38      20.96%       1.59%      1.73%          169%        71,719
   December 31, 2005        1.75          19.09      10.56%       1.60%      1.80%          342%        39,943
   December 31, 2004        2.38          17.34      17.31%       1.57%      2.06%          904%        21,902
   December 31, 2003        2.72          14.96      25.40%       1.62%      2.29%        1,491%        13,430
   December 31, 2002       (5.99)         12.24     (32.83)%      1.67%      2.54%          829%        23,846

* PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.


208 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

The Rydex Variable Trust (the "Trust"), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (the "1940 Act") as a non-diversified, open-ended investment company and is authorized to issue an unlimited number of no par value shares. The Trust offers shares of the Funds to insurance companies for their variable annuity and variable life insurance contracts. At December 31, 2006, the Trust consisted of fifty-five operating
Funds: twenty-five Benchmark Funds, one Money Market Fund, one Absolute Return Strategies Fund, one Hedged Equity Fund, nineteen Sector Funds, two Strategic Funds, three Essential Portfolio Funds and three CLS Investment Firm AdvisorOne Funds. This report covers the Benchmark, Money Market, Sector and Strategic Funds (the "Funds"), while the Absolute Return Strategies Fund, the Hedged Equity Fund, the Essential Portfolio Funds and the CLS AdvisorOne Funds are contained in separate reports. Rydex Investments (the "Advisor") serves as investment advisor to the Funds. Rydex Distributors, Inc. (the "Distributor") acts as principal underwriter for the Trust.

SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by the Trust.

A. Effective June 16, 2006, the Trust began calculating a net asset value per share ("NAV") twice each business day, first in the morning and again in the afternoon for the Dynamic S&P 500 Fund, the Dynamic OTC Fund, the Dynamic Dow Fund, and the Inverse Dynamic Dow Fund. All other Funds in the Trust will price at the afternoon NAV. The morning NAV is calculated at 10:45 a.m., Eastern Time, and the afternoon NAV is calculated at the close of the New York Stock Exchange ("NYSE"), usually 4:00 p.m., Eastern Time. The NAV is calculated using the current market value of each Fund's total assets as of the respective time of calculation. These financial statements are based on the December 31, 2006 afternoon NAV.

B. All equity securities for the morning NAV are valued at the current sales price as of 10:45 a.m., Eastern Time, on the valuation date. Equity securities listed on an exchange (NYSE or American Stock Exchange) are valued at the last quoted sales price as of close of business on the NYSE, usually 4:00 p.m., Eastern Time, on the valuation date for the afternoon NAV. Equity securities listed on the Nasdaq market system are valued at the Nasdaq Official Closing Price, usually as of 4:00 p.m., Eastern Time, on the valuation date. Listed options held by the Trust are valued at their last bid price for the morning cycle or the Official Settlement Price listed by the exchange, usually as of 4:00 p.m., Eastern Time. Over-the-Counter options held by the Trust are valued using the average bid price obtained from one or more security dealers. The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued as of the spot price at 10:45 a.m., Eastern Time, on the valuation date for the morning pricing cycle. Financial futures contracts are valued at the last quoted sales price, usually as of 4:00 p.m., Eastern Time, on the valuation date for the afternoon NAV cycle. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., Eastern Time, the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m., Eastern Time, to determine if fair valuation would provide a more accurate valuation. Short-term securities, if any, are valued at amortized cost, which approximates market value.

Debt securities with a maturity greater than 60 days, are valued at the last traded fill price at the close of the Fund's pricing cycle, unless no trades were executed, then at the reported bid price, at the close of the Fund's pricing cycle, usually 4:00 p.m., Eastern Time.

Structured notes are valued in accordance with the terms of their agreement at the value of the underlying index close, usually 4:00 p.m., Eastern Time, adjusted for any interest accruals and financing charges. If the securities comprising the underlying index cease trading before the fund's close of business, the index will be fair valued with the use of an appropriate market indicator.

The value of domestic equity index swap agreements entered into by the Funds is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at 10:45 a.m., Eastern Time, for the morning NAV, and at the close of the NYSE, usually 4:00 p.m., Eastern Time for the afternoon NAV. The swap's market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement.

The value of foreign equity index and currency index swap agreements entered into by the Funds are accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the price at which orders are being filled at the close of the NYSE, usually 4:00 p.m., Eastern Time. In the event that no order is filled at 4:00 p.m., Eastern Time, the security dealer provides a fair value quote at which the swap agreement is valued. The swap's market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Investments, including structured notes, for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor, an affiliated entity under direction of the Board of Trustees, using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade;


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 209

--------------------------------------------------------------------------------

(ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.

C. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.

D. Net investment income is computed and dividends are declared daily in the Government Long Bond Advantage Fund and the U.S. Government Money Market Fund. Income dividends in these Funds are accrued daily. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions of net investment income in the remaining Funds and distributions of net realized capital gains in all Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Net investment income and loss, net realized gains and losses, and net assets are not affected by these differences.

E. When a Fund engages in a short sale, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked- to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Fees, if any, paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the purchaser and records this as an expense.

F. Upon the purchase of an option by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security that the Fund purchases upon exercise will be increased by the premium originally paid. When a Fund writes (sells) an option, an amount equal to the premium received is entered in the Fund's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

G. The Trust may purchase or sell stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

H. The Trust may enter into swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, equity index, or U.S. Dollar index, in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, equity index or U.S. Dollar index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities. In accordance with a Revenue Ruling issued by the Internal Revenue Service (the "IRS"), the Trust ceased investing in commodity index swaps after September 30, 2006.

I. The Trust may invest in structured notes, which are over-the-counter contracts linked to the performance of an underlying benchmark such as interest rates, equity markets, equity indices, commodities indices, corporate credits or foreign exchange markets. A structured note is a type of bond in which an issuer borrows money from investors and pays back the principal, adjusted for performance of the underlying benchmark, at a specified maturity date. In addition, the contract may require periodic interest payments. Structured notes are used to obtain exposure to a market without owning or taking physical custody of securities or commodities.

J. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S.


210 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

K. The Trust may enter into forward currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, a Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the corresponding unrealized gain or loss on the contracts, as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations.

L. The Funds may also purchase American Depository Receipts, U.S. Government securities, enter into repurchase agreements, and engage in futures, options and swap transactions.

M. The Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate. Segregated cash with the broker is held as collateral for investments in derivative instruments such as futures contracts and index swap agreements.

N. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the discount rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

O. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2. FINANCIAL INSTRUMENTS

As part of its investment strategy, the Trust may utilize a variety of derivative instruments, including options, futures, options on futures, structured notes, and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or its affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

The risk associated with purchasing options is limited to the premium originally paid. Options written by a Fund involve, to varying degrees, risk of loss in excess of the option value reflected in the Statements of Assets and Liabilities. The risk in writing a covered call option is that a Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.

There are several risks in connection with the use of futures contracts. Futures contracts involve, to varying degrees, risk of loss in excess of amounts reflected in the financial statements. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

There are several risks associated with the use of structured notes. Structured securities are leveraged, providing an exposure to the underlying benchmark of three times the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument. A highly liquid secondary market may not exist for the structured notes a Fund invests in, which may make it difficult for the Fund to sell the structured notes it holds at an acceptable price or to accurately value them. In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at maturity of the obligation. Although the Trust will not invest in any structured notes unless the Advisor believes that the issuer


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 211

--------------------------------------------------------------------------------

is creditworthy, a Fund does bear the risk of loss of the amount expected to be received in the event of the default of bankruptcy of the issuer. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.

The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although the Trust will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.

Short sales are transactions in which a Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. Short Dividends or Interest Expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund.

In conjunction with the use of options, futures, options on futures, swap agreements, as well as short sales of securities, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.

The risks inherent in the use of options, futures contracts, options on futures contracts, structured notes, swap agreements, as well as short sales of securities include i) adverse changes in the value of such instruments; ii) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; iii) the possible absence of a liquid secondary market for any particular instrument at any time; and iv) the potential of counterparty default.

In addition to the inherent risks of derivative instruments discussed above, the IRS issued a Revenue Ruling pertaining to commodity-linked swap agreements on December 16, 2005. The Revenue Ruling may cause certain income derived from commodity-linked swap agreements to not be considered qualifying income after June 30, 2006, and would therefore limit the extent to which the Commodities Fund may invest in such instruments to a maximum of 10 percent of its gross income. On June 2, 2006, the IRS issued another Revenue Ruling which extended the effective date of the original ruling to September 30, 2006.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory contract, the Trust pays the Advisor, an affiliated entity, investment advisory fees calculated at an annualized rate of 0.50% of the average daily net assets of the Government Long Bond Advantage Fund and the U.S. Government Money Market Fund; 0.75% of the average daily net assets of the Nova Fund, the OTC Fund, the Small-Cap Value Fund, the Mid-Cap Value Fund, the Large-Cap Value Fund, the Small-Cap Growth Fund, the Mid-Cap Growth Fund, the Large-Cap Growth Fund, the Commodities Fund and the Precious Metals Fund; 0.85% of the average daily net assets of the Banking Fund, the Basic Materials Fund, the Biotechnology Fund, the Consumer Products Fund, the Electronics Fund, the Energy Fund, the Energy Services Fund, the Financial Services Fund, the Health Care Fund, the Internet Fund, the Leisure Fund, the Real Estate Fund, the Retailing Fund, the Technology Fund, the Telecommunications Fund, the Transportation Fund, and the Utilities Fund; and 0.90% of the average daily net assets of the Inverse S&P 500 Fund, the Inverse OTC Fund, the Dynamic S&P 500 Fund, the Dynamic OTC Fund, the Mid-Cap Advantage Fund, the Inverse Mid-Cap Fund, the Dynamic Russell 2000(R) Fund, the Russell 2000(R) Advantage Fund, the Inverse Russell 2000(R) Fund, the Inverse Government Long Bond Fund, the Europe Advantage Fund, the Japan Advantage Fund, the Dynamic Dow Fund, the Inverse Dynamic Dow Fund, the Dynamic Strengthening Dollar Fund, the Dynamic Weakening Dollar Fund, and the Sector Rotation Fund.

Also under the terms of the investment advisory contract, the Trustees voted to implement a performance adjustment for the Multi-Cap Core Equity Fund, adding or subtracting a performance rate up to 0.20%, allowing the total fee to increase to a maximum of 0.90% or decrease to a minimum of 0.50%, depending on the investment performance of the Fund relative to the Russell 3000(R) Index (the "Index"). The performance comparison will be made for a rolling 12- month period, with performance adjustments made at the end of each month. Because the performance adjustment is applied relative to the performance of the Index, the Advisor could receive a positive performance adjustment even during periods where the Fund's performance is negative. Based on the Fund's inception date, no performance adjustment was made until after November 30, 2006. At December 31, 2006, the effective management fee was 0.50% of the Fund's average daily net assets.

Effective May 1, 2006, the Advisor has contractually agreed to waive its management fee to the extent necessary to limit the ordinary operating expenses of the Fund (but excluding interest expenses, brokerage commissions and extraordinary expenses) to not more than 1.29% per annum of the average monthly net assets of the Fund (the "Contractual Fee Waiver"). The Contractual Fee Waiver may not be modified or eliminated prior to May 1, 2007, except with the approval of the Board of Trustees. There is no guarantee that the Contractual Fee Waiver will continue beyond May 1, 2007. Certain officers and trustees of the Trust are also officers of the Advisor.


212 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

Rydex Investments, an affiliated entity, provides transfer agent and administrative services to the Trust calculated at an annual percentage rate of 0.20% of the average daily net assets of the Government Long Bond Advantage Fund and the U.S. Government Money Market Fund; and 0.25% of the average daily net assets of the Nova Fund, the Inverse S&P 500 Fund, the OTC Fund, the Inverse OTC Fund, the Dynamic S&P 500 Fund, the Dynamic OTC Fund, the Mid-Cap Advantage Fund, the Inverse Mid-Cap Fund, the Dynamic Russell 2000(R) Fund, the Russell 2000(R) Advantage Fund, the Inverse Russell 2000(R) Fund, the Inverse Government Long Bond Fund, the Europe Advantage Fund, the Japan Advantage Fund, the Dynamic Dow Fund, the Inverse Dynamic Dow Fund, the Small-Cap Value Fund, the Mid-Cap Value Fund, the Large-Cap Value Fund, the Small-Cap Growth Fund, the Mid-Cap Growth Fund, the Large-Cap Growth Fund, the Dynamic Strengthening Dollar Fund, the Dynamic Weakening Dollar Fund, the Multi-Cap Core Equity Fund, the Sector Rotation Fund, the Banking Fund, the Basic Materials Fund, the Biotechnology Fund, the Commodities Fund, the Consumer Products Fund, the Electronics Fund, the Energy Fund, the Energy Services Fund, the Financial Services Fund, the Health Care Fund, the Internet Fund, the Leisure Fund, the Precious Metals Fund, the Real Estate Fund, the Retailing Fund, the Technology Fund, the Telecommunications Fund, the Transportation Fund, and the Utilities Fund.

Rydex Investments also provides accounting services to the Trust calculated at an annualized rate of 0.10% on the first $250 million of the average daily net assets, 0.075% on the next $250 million of the average daily net assets, 0.05% on the next $250 million of the average daily net assets, and 0.03% on the average daily net assets over $750 million of each of the Funds. Certain officers and trustees of the Trust are also officers of the Servicer.

Rydex Investments engages external service providers to perform other necessary services for the Trust, such as audit related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses vary from Fund to Fund and are allocated to the Funds based on relative net assets. Organizational and setup costs for new funds are paid by the Trust.

The Trust has adopted an Investor Services Plan for which the Distributor, an affiliated entity, and other firms that provide shareholder services ("Service Providers") may receive compensation. The Trust will pay fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets. The Distributor, in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for shareholder services it performs.

4. FEDERAL INCOME TAX INFORMATION

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code and will distribute substantially all net investment income and capital gains to shareholders. Therefore, no Federal income tax provision is required.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for derivatives, foreign currency transactions, losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. This includes net operating losses not utilized during the current period and capital loss carryforward expired. These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

The Fund's tax basis capital gains and losses are determined only at the end of each fiscal year. Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains. For the year ended December 31, 2006, the following Funds offset net realized capital gains with capital losses from previous years:

FUND                                                                     AMOUNT
--------------------------------------------------------------------------------
Nova Fund                                                           $14,172,268
OTC Fund                                                                313,632
Dynamic S&P 500 Fund                                                    107,811
Dynamic OTC Fund                                                      1,173,112
Russell 2000(R) Advantage Fund                                        3,123,551
Europe Advantage Fund                                                   281,182
Banking Fund                                                            341,785
Consumer Products Fund                                                  182,926
Financial Services Fund                                                   4,455
Internet Fund                                                         1,194,531
Precious Metals Fund                                                  1,796,934
Technology Fund                                                         897,777
Utilities Fund                                                          473,101


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 213

--------------------------------------------------------------------------------

The tax character of distributions paid during 2006 was as follows:

                                        ORDINARY      LONG-TERM   RETURN OF           TOTAL
FUND                                      INCOME   CAPITAL GAIN     CAPITAL   DISTRIBUTIONS
-------------------------------------------------------------------------------------------
Nova Fund                             $1,341,115   $         --   $      --   $   1,341,115
Inverse S&P 500 Fund                   1,546,385             --          --       1,546,385
OTC Fund                                      --             --          --              --
Inverse OTC Fund                       1,363,464             --          --       1,363,464
Dynamic S&P 500 Fund                   1,742,569             --          --       1,742,569
Dynamic OTC Fund                          27,820             --          --          27,820
Mid-Cap Advantage Fund                 6,443,388      1,406,371          --       7,849,759
Inverse Mid-Cap Fund                     122,428             --          --         122,428
Dynamic Russell 2000(R) Fund               7,200             --          --           7,200
Russell 2000(R) Advantage Fund           227,797             --          --         227,797
Inverse Russell 2000(R) Fund             478,048             --          --         478,048
Government Long Bond Advantage Fund    2,342,620             --          --       2,342,620
Inverse Government Long Bond Fund        794,766             --          --         794,766
Europe Advantage Fund                  3,427,521         95,125          --       3,522,646
Japan Advantage Fund                   4,962,847        476,739          --       5,439,586
Dynamic Dow Fund                       3,421,440        711,086          --       4,132,526
Inverse Dynamic Dow Fund                 253,535             --          --         253,535
Small-Cap Value Fund                     796,173        863,878          --       1,660,051
Mid-Cap Value Fund                       212,382             --          --         212,382
Large-Cap Value Fund                     933,005        834,713          --       1,767,718
Small-Cap Growth Fund                    188,230        559,227          --         747,457
Mid-Cap Growth Fund                      708,980        362,610          --       1,071,590
Large-Cap Growth Fund                    300,944         62,603          --         363,547
Dynamic Strengthening Dollar Fund         23,111             --          --          23,111
Dynamic Weakening Dollar Fund            400,475          3,122          --         403,597
Multi-Cap Core Equity Fund                10,163             --          --          10,163
Sector Rotation Fund                     422,244      3,857,789          --       4,280,033
U.S. Government Money Market Fund      9,620,977             --          --       9,620,977
Banking Fund                             400,775             --          --         400,775
Basic Materials Fund                     650,459        479,742          --       1,130,201
Biotechnology Fund                            --             --          --              --
Commodities Fund                              --             --          --              --
Consumer Products Fund                   576,317         90,453          --         666,770
Electronics Fund                              --             --          --              --
Energy Fund                            8,102,643      9,987,236          --      18,089,879
Energy Services Fund                     352,839      6,216,435          --       6,569,274
Financial Services Fund                2,321,852        194,488          --       2,516,340
Health Care Fund                       1,655,023             --          --       1,655,023
Internet Fund                                  --            --          --              --
Leisure Fund                             803,877        440,187          --       1,244,064
Precious Metals Fund                          --             --          --              --
Real Estate Fund                       2,161,579      1,511,042          --       3,672,621
Retailing Fund                           200,751        586,650          --         787,401
Technology Fund                               --             --          --              --
Telecommunications Fund                  746,903             --          --         746,903
Transportation Fund                           --             --          --              --
Utilities Fund                         1,439,819        638,278          --       2,078,097


214 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

The tax character of distributions paid during 2005 was as follows:

                                        ORDINARY      LONG-TERM   RETURN OF           TOTAL
FUND                                      INCOME   CAPITAL GAIN     CAPITAL   DISTRIBUTIONS
-------------------------------------------------------------------------------------------
Nova Fund                             $  362,006   $         --        $ --   $     362,006
Inverse S&P 500 Fund                          --             --          --              --
OTC Fund                                      --             --          --              --
Inverse OTC Fund                              --             --          --              --
Dynamic S&P 500 Fund                   1,127,573     1,043,681           --       2,171,254
Dynamic OTC Fund                              --             --          --              --
Mid-Cap Advantage Fund                        --       113,494           --         113,494
Inverse Mid-Cap Fund                      53,130             --          --          53,130
Russell 2000(R) Advantage Fund         1,372,293             --          --       1,372,293
Inverse Russell 2000(R) Fund             205,531             --          --         205,531
Government Long Bond Advantage Fund    1,716,438             --          --       1,716,438
Inverse Government Long Bond Fund             --             --          --              --
Europe Advantage Fund                    210,675             --          --         210,675
Japan Advantage Fund                          --             --          --              --
Dynamic Dow Fund                         455,304        227,465          --         682,769
Inverse Dynamic Dow Fund                  99,261             --          --          99,261
Small-Cap Value Fund                   1,700,056        269,455          --       1,969,511
Mid-Cap Value Fund                     4,448,848        585,595      15,280       5,049,723
Large-Cap Value Fund                     629,610         52,333          --         681,943
Small-Cap Growth Fund                  1,571,693         52,519          --       1,624,212
Mid-Cap Growth Fund                           --             --          --              --
Large-Cap Growth Fund                    452,509          7,518          --         460,027
Dynamic Strengthening Dollar Fund          8,367             --          --           8,367
Dynamic Weakening Dollar Fund              7,332             --          --           7,332
Multi-Cap Core Equity Fund                    --             --          --              --
Sector Rotation Fund                          --             --          --              --
U.S. Government Money Market Fund      4,700,836             --          --       4,700,836
Banking Fund                           2,276,609         73,581          --       2,350,190
Basic Materials Fund                   4,000,873         66,436          --       4,067,309
Biotechnology Fund                            --             --          --              --
Commodities Fund                              --             --      88,043          88,043
Consumer Products Fund                   357,566        336,698          --         694,264
Electronics Fund                              --             --          --              --
Energy Fund                            4,642,282        151,920          --       4,794,202
Energy Services Fund                          --             --          --              --
Financial Services Fund                1,758,219        304,631          --       2,062,850
Health Care Fund                              --             --          --              --
Internet Fund                            479,497        106,533          --         586,030
Leisure Fund                           1,799,873        302,370          --       2,102,243
Precious Metals Fund                          --             --          --              --
Real Estate Fund                         486,247             --          --         486,247
Retailing Fund                                --        373,393          --         373,393
Technology Fund                               --             --          --              --
Telecommunications Fund                1,299,417        260,890          --       1,560,307
Transportation Fund                      645,383             --          --         645,383
Utilities Fund                           313,329             --          --         313,329


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 215

--------------------------------------------------------------------------------

The tax character of distributable earnings/(accumulated losses) at December 31, 2006 was as follows:

                                         UNDISTRIBUTED   UNDISTRIBUTED   NET UNREALIZED
                                              ORDINARY       LONG-TERM    APPRECIATION/       CAPITAL LOSS
FUND                                            INCOME   CAPITAL GAINS     DEPRECIATION       CARRYFORWARD
-------------------------------------------------------------------------------------------------------------
Nova Fund                                $     304,133   $          --   $    7,007,082   $    (85,082,515) 3
Inverse S&P 500 Fund                           114,444              --         (158,971)       (30,980,010) 3
OTC Fund                                            --              --       (2,742,321)      (364,337,763) 3
Inverse OTC Fund                               159,000              --          141,892        (12,147,623) 3
Dynamic S&P 500 Fund                         2,074,727              --        2,913,029                 --
Dynamic OTC Fund                                23,380              --        2,808,615           (798,838) 2
Mid-Cap Advantage Fund                       1,041,437         691,701        1,297,481                 --
Inverse Mid-Cap Fund                            31,013              --           56,353         (1,451,315) 3
Dynamic Russell 2000(R) Fund                    57,037              --          (21,125)                --
Russell 2000(R) Advantage Fund                  78,722       1,542,506        2,745,580                 --
Inverse Russell 2000(R) Fund                    80,213              --           61,898         (7,428,463) 3
Government Long Bond Advantage Fund                 --              --       (1,846,366)        (3,468,449) 3
Inverse Government Long Bond Fund              130,300              --          303,654         (8,310,331) 3
Europe Advantage Fund                        4,628,361             788        4,525,293                 --
Japan Advantage Fund                           444,829              --          538,576           (429,142) 1
Dynamic Dow Fund                             1,677,329         277,020        2,589,436                 --
Inverse Dynamic Dow Fund                       124,886              --         (267,949)        (2,707,003) 3
Small-Cap Value Fund                         1,261,226         857,854          540,677                 --
Mid-Cap Value Fund                              74,339          17,776          139,517                 --
Large-Cap Value Fund                         1,965,963         533,993        3,665,408                 --
Small-Cap Growth Fund                               --              --          363,626           (219,170) 1
Mid-Cap Growth Fund                            332,131         333,186          (34,879)                --
Large-Cap Growth Fund                          407,443          44,402           88,095                 --
Dynamic Strengthening Dollar Fund                   --              --               --                 --
Dynamic Weakening Dollar Fund                  187,696              --               --                 --
Multi-Cap Core Equity Fund                     142,599          30,517          601,090                 --
Sector Rotation Fund                         1,544,724       1,890,377        5,613,611                 --
U.S. Government Money Market Fund                7,494              --               --             (1,546) 3
Banking Fund                                    63,706              --        1,492,464           (515,297) 2
Basic Materials Fund                           134,982         124,335        7,712,961                 --
Biotechnology Fund                                  --              --         (763,664)        (4,277,767) 3
Commodities Fund                                 6,206              --         (932,959)        (6,389,168) 3
Consumer Products Fund                         543,690              --        4,258,415                 --
Electronics Fund                                    --              --       (1,276,019)        (8,375,601) 3
Energy Fund                                    218,328          64,862       20,731,292                 --
Energy Services Fund                                --       1,698,970       13,785,115                 --
Financial Services Fund                      1,052,747         472,030        3,548,286                 --
Health Care Fund                               669,150          35,189        2,845,899                 --
Internet Fund                                       --              --        1,151,551           (694,970) 2
Leisure Fund                                   155,995           7,112        4,988,914                 --
Precious Metals Fund                                --              --       13,202,926         (4,583,137) 3
Real Estate Fund                               611,061         378,884       13,742,443                 --
Retailing Fund                                 295,104              --        3,257,535                 --
Technology Fund                                     --              --          850,436                 --
Telecommunications Fund                             --              --        3,939,426            (21,714) 1
Transportation Fund                                 --              --        5,217,589           (337,822) 3
Utilities Fund                                 231,235          33,153       10,649,191                 --

Capital Loss Carryforward amounts may be limited due to Treasury Regulations.

1     EXPIRES IN 2014

2     EXPIRES IN 2013

3     NOVA FUND: $28,149,815 EXPIRES IN 2008, $40,390,472 EXPIRES IN 2009, AND
         $16,542,228 EXPIRES IN 2010

      INVERSE S&P 500 FUND: $2,209,540 EXPIRES IN 2007, $12,563,901 EXPIRES IN
         2011, $10,777,389 EXPIRES IN 2012, $314,257 EXPIRES IN 2013,
         AND $5,114,923 EXPIRES IN 2014

      OTC FUND: $74,586,193 EXPIRES IN 2008, $180,736,125 EXPIRES IN 2009,
         $98,591,246 EXPIRES IN 2010, $10,118,266 EXPIRES IN 2011,
         AND $305,933 EXPIRES IN 2012

      INVERSE OTC FUND: $1,648,984 EXPIRES IN 2009, $1,790,535 EXPIRES IN 2011,
         $4,909,190 EXPIRES IN 2012, $2,303,943 EXPIRES IN 2013,
         AND $1,494,971 EXPIRES IN 2014

      INVERSE MID-CAP FUND: $392,757 EXPIRES IN 2012, $141,768 EXPIRES IN 2013,
         AND $916,790 EXPIRES IN 2014

      INVERSE RUSSELL 2000(R) FUND: $2,561,018 EXPIRES IN 2012, $955,067 EXPIRES
         IN 2013, AND $3,912,378 EXPIRES IN 2014

      GOVERNMENT LONG BOND ADVANTAGE FUND: $2,376,550 EXPIRES IN 2012 AND
         $1,091,899 EXPIRES IN 2014


216 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

      INVERSE GOVERNMENT LONG BOND FUND: $5,005,075 EXPIRES IN 2012, $2,319,251 EXPIRES IN 2013, AND $986,005 EXPIRES IN 2014

      INVERSE DYNAMIC DOW FUND: $261,996 EXPIRES IN 2013 AND $2,445,007 EXPIRES IN 2014

      U.S. GOVERNMENT MONEY MARKET FUND: $1,127 EXPIRES IN 2008, $386 EXPIRES IN 2010, AND $33 EXPIRES IN 2011

      BIOTECHNOLOGY FUND: $608,485 EXPIRES IN 2010, $1,880,980 EXPIRES IN 2012, $739,559 EXPIRES IN 2013, AND $1,048,743 EXPIRES IN 2014

      COMMODITIES FUND: $514,834 EXPIRES IN 2013 AND $5,874,334 EXPIRES IN 2014

      ELECTRONICS FUND: $324,070 EXPIRES IN 2010, $549,313 EXPIRES IN 2012, $1,309,130 EXPIRES IN 2013, AND $6,193,088 EXPIRES IN 2014

      PRECIOUS METALS FUND: $600,578 EXPIRES IN 2012 AND $3,982,559 EXPIRES IN 2013

      TRANSPORTATION FUND: $92,965 EXPIRES IN 2013 AND $244,857 EXPIRES IN 2014

At December 31, 2006, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

                                                                   TAX              TAX            NET
                                                   TAX      UNREALIZED       UNREALIZED     UNREALIZED
FUND                                              COST            GAIN             LOSS    GAIN (LOSS)
------------------------------------------------------------------------------------------------------
Nova Fund                                $ 142,472,740   $   7,967,512   $     (771,595)  $  7,195,917
Inverse S&P 500 Fund                        16,559,892              --         (175,332)      (175,332)
OTC Fund                                    93,070,182              --       (2,732,760)    (2,732,760)
Inverse OTC Fund                            19,838,242              --             (453)          (453)
Dynamic S&P 500 Fund                        38,292,677       3,096,741          (43,209)     3,053,532
Dynamic OTC Fund                            35,136,084       2,942,717          (95,613)     2,847,104
Mid-Cap Advantage Fund                      43,917,043       1,694,530         (329,585)     1,364,945
Inverse Mid-Cap Fund                         4,281,347              --               --             --
Dynamic Russell 2000(R)  Fund                5,149,743          67,945          (53,341)        14,604
Russell 2000(R) Advantage Fund              86,196,154       4,184,791       (1,425,956)     2,758,835
Inverse Russell 2000(R) Fund                 9,504,828              --               --             --
Government Long Bond Advantage Fund         51,445,484              --       (1,846,366)    (1,846,366)
Inverse Government Long Bond Fund           29,610,380         303,654             (696)       302,958
Europe Advantage Fund                       85,306,499       4,809,591           (9,447)     4,800,144
Japan Advantage Fund                        29,745,319              --               --             --
Dynamic Dow Fund                            46,687,650       2,319,653           (4,238)     2,315,415
Inverse Dynamic Dow Fund                    16,786,620              --               --             --
Small-Cap Value Fund                        38,602,770         894,948         (354,271)       540,677
Mid-Cap Value Fund                          32,794,129         354,498         (214,982)       139,517
Large-Cap Value Fund                       100,037,836       4,034,078         (368,670)     3,665,408
Small-Cap Growth Fund                       29,188,211         534,891         (171,265)       363,626
Mid-Cap Growth Fund                         19,697,440         167,246         (202,125)       (34,879)
Large-Cap Growth Fund                       28,366,507         356,331         (268,236)        88,095
Dynamic Strengthening Dollar Fund            3,074,820              --               --             --
Dynamic Weakening Dollar Fund               11,213,075              --               --             --
Multi-Cap Core Equity Fund                   7,726,327         678,980          (77,890)       601,090
Sector Rotation Fund                       105,460,270       6,545,385         (931,774)     5,613,611
U.S. Government Money Market Fund          203,448,503              --               --             --
Banking Fund                                29,309,974       1,564,894          (72,430)     1,492,464
Basic Materials Fund                        61,982,307       7,858,719         (145,758)     7,712,961
Biotechnology Fund                          17,779,287              --         (763,664)      (763,664)
Commodities Fund                            19,323,329          97,535       (1,030,494)      (932,959)
Consumer Products Fund                      50,838,718       4,565,621         (307,206)     4,258,415
Electronics Fund                             6,289,890              --       (1,276,019)    (1,276,019)
Energy Fund                                 66,512,421      21,173,702         (442,410)    20,731,292
Energy Services Fund                        41,981,704      13,946,253         (161,138)    13,785,115
Financial Services Fund                     57,283,306       3,772,071         (223,785)     3,548,286
Health Care Fund                            45,628,706       3,339,370         (493,471)     2,845,899
Internet Fund                               11,974,220       1,155,309           (3,758)     1,151,551
Leisure Fund                                42,943,750       5,053,952          (65,038)     4,988,914
Precious Metals Fund                        74,525,365      13,202,926               --     13,202,926
Real Estate Fund                            95,503,477      13,824,927          (82,484)    13,742,443
Retailing Fund                              32,354,774       3,391,670         (134,135)     3,257,535
Technology Fund                             26,948,471       1,178,419         (327,983)       850,436
Telecommunications Fund                     40,006,635       3,962,029          (22,603)     3,939,426
Transportation Fund                         33,204,651       5,219,498           (1,909)     5,217,589
Utilities Fund                              77,742,589      10,649,191               --     10,649,191


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 217

--------------------------------------------------------------------------------

POST-OCTOBER LOSSES DEFERRED

Pursuant to Federal income tax regulations applicable to investment companies, the Funds have elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year. For the year ended December 31, 2006, $168,187, $634,572, $1,466,752,
$37,209, $67,100, and $324,190 of realized capital losses reflected in the accompanying financial statements will not be recognized for Federal income tax purposes until 2007 for Inverse Mid-Cap Fund, Inverse Russell 2000(R) Fund, Inverse Dynamic Dow Fund, Small-Cap Growth Fund, Dynamic Strengthening Dollar Fund, and Commodities Fund, respectively.

 5.  REPURCHASE AGREEMENTS

The Trust transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury. The collateral is in the possession of the Trust's custodian and is evaluated daily to ensure that its market value exceeds 102% of the delivery value of the repurchase agreements at maturity. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

The repurchase agreements executed by the joint account and outstanding as of December 31, 2006, were as follows:

COUNTERPARTY                   TERMS OF AGREEMENT    FACE VALUE    MARKET VALUE  REPURCHASE PRICE
-------------------------------------------------------------------------------------------------
Lehman Brothers, Inc.          4.60% due 01/02/07   $95,418,751    $ 95,418,751  $     95,467,520
UBS Financial Services, Inc.   4.79% due 01/02/07    89,000,000      89,000,000        89,047,368
Morgan Stanley                 4.65% due 01/02/07    89,000,000      89,000,000        89,045,983
Mizuho Financial Group, Inc.   4.80% due 01/02/07    89,000,000      89,000,000        89,047,467
Credit Suisse First Boston     4.90% due 01/02/07    25,253,732      25,253,732        25,267,481
-------------------------------------------------------------------------------------------------
                                                                   $387,672,483  $    387,875,819
=================================================================================================

As of December 31, 2006, the collateral for the repurchase agreements in the joint account was as follows:

SECURITY TYPE                    MATURITY DATES    RANGE OF RATES    PAR VALUE      MARKET VALUE
--------------------------------------------------------------------------------------------------
U.S. Treasury Bonds           11/15/16 - 05/15/17  7.500% - 8.750%  $ 30,385,000  $     37,544,892
TIP Bonds                          04/15/29            3.875%          1,045,000         1,615,292
U.S. Treasury Notes           01/15/08 - 11/15/15  1.875% - 4.500%   251,823,244       248,683,722
TIP Notes                     01/15/14 - 07/15/15  1.625% - 2.000%    16,495,000        16,806,078
U.S. Treasury Bills           03/08/07 - 06/07/07      0.000%         91,711,000        90,785,145
--------------------------------------------------------------------------------------------------
                                                                                  $    395,435,129
==================================================================================================

In the event of counterparty default, the Trust has the right to collect the collateral to offset losses incurred. There is potential loss to the Trust in the event the Trust is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Trust seeks to assert its rights. The Trust's investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the credit worthiness of those banks and dealers with which the Trust enters into repurchase agreements to evaluate potential risks.


218 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

6. SECURITIES TRANSACTIONS

During the year ended December 31, 2006, cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments, were:

                                 INVERSE                                       DYNAMIC                        MID-CAP        INVERSE
                    NOVA         S&P 500             OTC     INVERSE OTC       S&P 500     DYNAMIC OTC      ADVANTAGE        MID-CAP
                    FUND            FUND            FUND            FUND          FUND            FUND           FUND           FUND
------------------------------------------------------------------------------------------------------------------------------------
Purchases   $136,722,717    $         --    $105,042,560    $         --  $ 33,193,301  $   65,622,807  $ 157,822,219  $          --
Sales       $155,262,209    $         --    $136,676,782    $         --  $ 30,544,572  $   78,695,085  $ 176,383,465  $          --

                 DYNAMIC         RUSSELL         INVERSE      GOVERNMENT       INVERSE
                 RUSSELL         2000(R)         RUSSELL       LONG BOND    GOVERNMENT          EUROPE          JAPAN        DYNAMIC
                 2000(R)       ADVANTAGE         2000(R)       ADVANTAGE     LONG BOND       ADVANTAGE      ADVANTAGE            DOW
                    FUND            FUND            FUND            FUND          FUND            FUND           FUND           FUND
------------------------------------------------------------------------------------------------------------------------------------
Purchases   $  4,357,624    $193,946,371    $         --    $606,135,043  $130,581,563  $   93,131,402  $          --  $  53,574,586
Sales       $  1,584,051    $168,413,946    $         --    $608,774,199  $127,759,264  $   65,595,712  $          --  $  32,732,586

                 INVERSE       SMALL-CAP         MID-CAP       LARGE-CAP     SMALL-CAP         MID-CAP      LARGE-CAP        DYNAMIC
                 DYNAMIC           VALUE           VALUE           VALUE        GROWTH          GROWTH         GROWTH  STRENGTHENING
                DOW FUND            FUND            FUND            FUND          FUND            FUND           FUND    DOLLAR FUND
------------------------------------------------------------------------------------------------------------------------------------
Purchases   $         --    $133,968,546    $ 75,279,605    $237,213,414  $138,006,317  $   98,259,318  $ 113,020,855  $          --
Sales       $         --    $121,810,567    $ 63,330,198    $185,415,070  $139,276,712  $  136,730,028  $ 113,223,000  $          --

                                                                    U.S.
                 DYNAMIC       MULTI-CAP          SECTOR      GOVERNMENT                         BASIC
               WEAKENING     CORE EQUITY        ROTATION    MONEY MARKET       BANKING       MATERIALS  BIOTECHNOLOGY    COMMODITIES
             DOLLAR FUND            FUND            FUND            FUND          FUND            FUND           FUND           FUND
------------------------------------------------------------------------------------------------------------------------------------
Purchases   $         --    $ 11,851,559    $305,280,267    $         --  $ 52,063,678  $  114,722,752  $  96,779,531  $  19,927,799
Sales       $         --    $  8,433,527    $282,893,636    $         --  $ 43,860,332  $   90,140,269  $ 119,402,908  $   9,685,982

                CONSUMER                                          ENERGY     FINANCIAL          HEALTH
                PRODUCTS     ELECTRONICS          ENERGY        SERVICES      SERVICES            CARE       INTERNET        LEISURE
                    FUND            FUND            FUND            FUND          FUND            FUND           FUND           FUND
------------------------------------------------------------------------------------------------------------------------------------
Purchases   $ 91,415,375    $ 99,479,511    $116,243,779    $142,959,712  $126,895,607  $  116,960,871  $  45,844,925  $  64,214,389
Sales       $ 75,585,055    $ 98,636,812    $136,675,712    $181,603,175  $119,087,285  $  129,526,894  $  58,527,563  $  45,170,242

                PRECIOUS            REAL                                      TELECOM-
                  METALS          ESTATE       RETAILING      TECHNOLOGY   MUNICATIONS  TRANSPORTATION      UTILITIES
                    FUND            FUND            FUND            FUND          FUND            FUND           FUND
---------------------------------------------------------------------------------------------------------------------
Purchases   $174,489,431    $343,534,309    $ 55,061,060    $ 87,601,166  $ 82,467,896  $   98,029,169  $ 101,649,543
Sales       $186,196,401    $302,242,639    $ 46,660,482    $ 84,610,006  $ 68,992,492  $   99,633,496  $  78,702,845


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 219

--------------------------------------------------------------------------------

7. SHARE TRANSACTIONS

The Trust is authorized to distribute an unlimited number of no par value shares. Transactions in shares for the years presented were:

                                                                         PURCHASED THROUGH
                                         SHARES PURCHASED              DIVIDEND REINVESTMENT
-----------------------------------------------------------------------------------------------
                                     YEAR ENDED      YEAR ENDED       YEAR ENDED     YEAR ENDED
                                   DECEMBER 31,    DECEMBER 31,     DECEMBER 31,   DECEMBER 31,
                                           2006            2005             2006           2005
-----------------------------------------------------------------------------------------------
NOVA FUND                            36,391,385      64,604,877          134,112         42,893
INVERSE S&P 500 FUND                 63,491,035      56,462,594          352,252             --
OTC FUND                             23,324,174      33,524,705               --             --
INVERSE OTC FUND                     27,146,402      18,896,892           70,318             --
DYNAMIC S&P 500 FUND                  8,927,290      10,753,404           80,824        120,025
DYNAMIC OTC FUND                     32,871,270      17,391,189            1,149             --
MID-CAP ADVANTAGE FUND               10,365,935      13,570,582          318,062          3,878
INVERSE MID-CAP FUND                  2,052,002       1,081,690            3,375          1,374
DYNAMIC RUSSELL 2000(R) FUND*           435,979              --              281             --
RUSSELL 2000(R) ADVANTAGE FUND       14,057,946      14,696,937            5,472         39,915
INVERSE RUSSELL 2000(R) FUND          5,804,634       5,029,631           13,949          5,152
GOVERNMENT LONG BOND
   ADVANTAGE FUND                    52,456,584      44,613,634          205,208        138,550
INVERSE GOVERNMENT LONG
   BOND FUND                          7,623,241      13,272,906           37,828             --
EUROPE ADVANTAGE FUND                 7,330,052       7,313,983          121,094          8,833
JAPAN ADVANTAGE FUND                  5,931,337       6,613,935          205,422             --
DYNAMIC DOW FUND                      8,202,609       5,501,356          157,071         29,625
INVERSE DYNAMIC DOW FUND              2,919,948       1,601,436            7,464          2,376
SMALL-CAP VALUE FUND                  5,163,582       5,500,180           58,288         74,279
MID-CAP VALUE FUND                    3,686,972      13,189,259            9,490        257,189
LARGE-CAP VALUE FUND                  8,054,378       3,027,685           56,065         24,288
SMALL-CAP GROWTH FUND                 4,900,217       5,097,826           24,612         55,354
MID-CAP GROWTH FUND                   3,360,551       9,052,414           35,875             --
LARGE-CAP GROWTH FUND                 4,582,138       5,395,902           13,495         17,627
DYNAMIC STRENGTHENING
   DOLLAR FUND                          975,434         237,181**          1,031            330**
DYNAMIC WEAKENING DOLLAR FUND         1,962,862         202,554**         14,602            299**
MULTI-CAP CORE EQUITY FUND              536,267         123,980**            357             --
SECTOR ROTATION FUND                  7,047,157       5,090,045          317,039             --
U.S. GOVERNMENT MONEY
   MARKET FUND                    1,169,136,977   1,184,745,323        9,620,976      4,700,832
BANKING FUND                          1,815,362       1,714,190           12,647         80,293
BASIC MATERIALS FUND                  4,052,298       3,008,679           33,458        155,895
BIOTECHNOLOGY FUND                    4,689,808       6,252,816               --             --
COMMODITIES FUND                      4,551,504       1,967,776**             --          4,016**
CONSUMER PRODUCTS FUND                3,163,231       2,555,036           18,313         21,655
ELECTRONICS FUND                      7,828,397       8,616,616               --             --
ENERGY FUND                           3,541,676       6,811,395          522,678        122,208


                                                                              NET SHARES
                                          SHARES REDEEMED                 PURCHASED (REDEEMED)
--------------------------------------------------------------------------------------------------
                                      YEAR ENDED       YEAR ENDED        YEAR ENDED     YEAR ENDED
                                    DECEMBER 31,     DECEMBER 31,      DECEMBER 31,   DECEMBER 31,
                                            2006             2005              2006           2005
--------------------------------------------------------------------------------------------------
NOVA FUND                            (38,611,971)     (64,999,976)       (2,086,474)      (352,206)
INVERSE S&P 500 FUND                 (65,818,559)     (53,824,674)       (1,975,272)     2,637,920
OTC FUND                             (25,634,991)     (39,788,847)       (2,310,817)    (6,264,142)
INVERSE OTC FUND                     (26,920,756)     (19,110,033)          295,964       (213,141)
DYNAMIC S&P 500 FUND                  (8,655,618)     (10,956,161)          352,496        (82,732)
DYNAMIC OTC FUND                     (33,586,772)     (17,906,423)         (714,353)      (515,234)
MID-CAP ADVANTAGE FUND               (10,771,652)     (13,165,084)          (87,655)       409,376
INVERSE MID-CAP FUND                  (1,966,866)      (1,040,311)           88,511         42,753
DYNAMIC RUSSELL 2000(R) FUND*           (259,751)              --           176,509             --
RUSSELL 2000(R) ADVANTAGE FUND       (13,416,501)     (16,953,930)          646,917     (2,217,078)
INVERSE RUSSELL 2000(R) FUND          (5,756,889)      (4,844,305)           61,694        190,478
GOVERNMENT LONG BOND
   ADVANTAGE FUND                    (53,159,906)     (43,992,584)         (498,114)       759,600
INVERSE GOVERNMENT LONG
   BOND FUND                          (7,730,453)     (13,718,351)          (69,384)      (445,445)
EUROPE ADVANTAGE FUND                 (5,516,268)      (8,665,112)        1,934,878     (1,342,296)
JAPAN ADVANTAGE FUND                  (6,664,739)      (5,473,812)         (527,980)     1,140,123
DYNAMIC DOW FUND                      (7,232,030)      (5,374,208)        1,127,650        156,773
INVERSE DYNAMIC DOW FUND              (2,583,888)      (1,509,507)          343,524         94,305
SMALL-CAP VALUE FUND                  (4,770,195)      (6,472,270)          451,675       (897,811)
MID-CAP VALUE FUND                    (3,172,845)     (13,427,165)          523,617         19,283
LARGE-CAP VALUE FUND                  (6,368,500)      (2,574,743)        1,741,943        477,230
SMALL-CAP GROWTH FUND                 (4,994,748)      (5,364,707)          (69,919)      (211,527)
MID-CAP GROWTH FUND                   (4,623,670)      (8,061,905)       (1,227,244)       990,509
LARGE-CAP GROWTH FUND                 (4,589,497)      (5,313,354)            6,136        100,175
DYNAMIC STRENGTHENING
   DOLLAR FUND                          (889,524)        (188,731)**         86,941         48,780**
DYNAMIC WEAKENING DOLLAR FUND         (1,693,518)         (81,325)**        283,946        121,528**
MULTI-CAP CORE EQUITY FUND              (358,656)          (9,727)**        177,968        114,253**
SECTOR ROTATION FUND                  (5,730,038)      (2,700,404)        1,634,158      2,389,641
U.S. GOVERNMENT MONEY
   MARKET FUND                    (1,155,974,653)  (1,171,759,619)       22,783,300     17,686,536
BANKING FUND                          (1,568,504)      (1,907,482)          259,505       (112,999)
BASIC MATERIALS FUND                  (3,342,920)      (3,562,294)          742,836       (397,720)
BIOTECHNOLOGY FUND                    (5,858,197)      (4,905,156)       (1,168,389)     1,347,660
COMMODITIES FUND                      (4,709,776)        (696,501)**       (158,272)     1,275,291**
CONSUMER PRODUCTS FUND                (2,705,761)      (2,617,145)          475,783        (40,454)
ELECTRONICS FUND                      (8,160,471)      (8,942,833)         (332,074)      (326,217)
ENERGY FUND                           (4,074,714)      (6,843,617)          (10,360)        89,986

 *    SINCE THE COMMENCEMENT OF OPERATIONS: OCTOBER 27, 2006.

** SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 30, 2005 -- DYNAMIC STRENGTHENING DOLLAR FUND, DYNAMIC WEAKENING DOLLAR FUND, AND COMMODITIES FUND; NOVEMBER 29, 2005 -- MULTI-CAP CORE EQUITY FUND.


220 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

7. SHARE TRANSACTIONS

                                                              PURCHASED THROUGH
                                 SHARES PURCHASED           DIVIDEND REINVESTMENT
------------------------------------------------------------------------------------
                             YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                           DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                   2006           2005           2006           2005
------------------------------------------------------------------------------------
ENERGY SERVICES FUND          5,147,643      8,970,738        209,346             --
FINANCIAL SERVICES FUND       2,765,913      2,613,714         79,205         73,463
HEALTH CARE FUND              3,512,906      4,894,897         58,255             --
INTERNET FUND                 3,248,938      5,748,072             --         42,009
LEISURE FUND                  2,699,093      2,205,331         47,592         95,038
PRECIOUS METALS FUND         16,881,002     18,093,879             --             --
REAL ESTATE FUND              8,118,053      7,550,283         72,624         11,971
RETAILING FUND                2,119,692      2,915,142         26,194         13,677
TECHNOLOGY FUND               5,204,228      5,874,030             --             --
TELECOMMUNICATIONS FUND       4,358,934      2,934,645         34,356         82,512
TRANSPORTATION FUND           3,109,837      1,910,651             --         23,240
UTILITIES FUND                6,017,977      8,794,132         92,980         15,527


                                                                  NET SHARES
                                 SHARES REDEEMED             PURCHASED (REDEEMED)
------------------------------------------------------------------------------------
                             YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                           DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                   2006           2005           2006           2005
------------------------------------------------------------------------------------
ENERGY SERVICES FUND         (6,461,195)    (7,798,709)    (1,104,206)     1,172,029
FINANCIAL SERVICES FUND      (2,551,604)    (2,908,326)       293,514       (221,149)
HEALTH CARE FUND             (3,969,488)    (4,255,344)      (398,327)       639,553
INTERNET FUND                (4,090,703)    (6,539,341)      (841,765)      (749,260)
LEISURE FUND                 (1,942,702)    (3,702,841)       803,983     (1,402,472)
PRECIOUS METALS FUND        (18,466,236)   (15,600,147)    (1,585,234)     2,493,732
REAL ESTATE FUND             (7,256,824)    (7,548,697)       933,853         13,557
RETAILING FUND               (1,827,722)    (3,076,769)       318,164       (147,950)
TECHNOLOGY FUND              (5,004,676)    (5,973,475)       199,552        (99,445)
TELECOMMUNICATIONS FUND      (3,770,580)    (3,589,345)       622,710       (572,188)
TRANSPORTATION FUND          (3,228,069)    (2,477,689)      (118,232)      (543,798)
UTILITIES FUND               (4,998,132)    (7,980,979)     1,112,825        828,680


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 221

--------------------------------------------------------------------------------

8.    PORTFOLIO SECURITIES LOANED

The Trust lends its securities to approved brokers to earn additional income. Within this arrangement, the Trust acts as the lender, U.S. Bank acts as the agent, and other approved registered broker dealers act as the borrowers. The Trust receives cash collateral, valued at 100%, or greater, of the value of the securities on loan, which is initially held in a segregated account at U.S. Bank. As agent, U.S. Bank may, for investment purposes, pool the Trust's collateral in joint accounts with cash collateral from one or more other securities lending customers of U.S. Bank. Under the terms of the Trust's securities lending agreement with U.S. Bank, cash collateral may be invested by U.S. Bank in certain high quality, liquid investments. At December 31, 2006, the pooled cash collateral investments consisted of repurchase agreements (46.45%), commercial paper (31.55%), corporate bonds (18.46%), and guaranteed investment contracts (3.54%). Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Although the collateral mitigates risk, the Trust could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Trust has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table represents a breakdown of the collateral, its rates and maturities. Each Fund participating in the security lending program retains a pro rata amount of the collateral proportionate to its amount of securities on loan.

                                                              COST       MARKET VALUE    REPURCHASE DATE
--------------------------------------------------------------------------------------------------------
REPO                                                                            46.45%
--------------------------------------------------------------------------------------------------------
Rates
 5.36%   Greenwich Capital Markets, Inc.              $300,000,000    $   300,000,000           01/02/07
 5.38    Morgan Stanley                                296,000,000        296,000,000           01/02/07
 5.41    Bear Stearns Companies, Inc.                   50,000,000         50,000,000           01/02/07
 5.32    Credit Suisse First Boston                     10,000,000         10,000,000           01/02/07
                                                                      ---------------
         TOTAL                                                        $   656,000,000
                                                                      ===============

                                                                                                MATURITY
--------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER                                                                31.55%
--------------------------------------------------------------------------------------------------------
Rates
 5.39%   Fenway Funding, LLC                          $ 66,959,874    $    67,000,000           01/02/07
 5.37    KKR Atlantic Funding Trust                     64,768,167         64,808,900           01/22/07
 5.36    Rams Funding, LLC                              57,699,447         57,923,440           01/11/07
 5.42    Antalis Funding                                53,920,718         54,010,000           01/02/07
 5.40    Ocala Funding, LLC                             49,858,028         49,890,000           01/17/07
 5.33    Concord Minutemen Capital Company, LLC         40,000,000         40,000,000           01/08/07
 5.35    Lakeside Funding, LLC                          30,000,000         30,000,000           01/08/07
 5.33    Concord Minutemen Capital Company, LLC         28,000,000         28,000,000           01/12/07
 5.35    Thornburg Mortgage Capital Resources, LLC      19,820,389         19,917,800           01/30/07
 5.38    Rams Funding, LLC                              12,934,314         12,961,780           01/22/07
 5.36    Thornburg Mortgage Capital Resources, LLC      10,949,418         10,974,150           01/18/07
 5.34    Thornburg Mortgage Capital Resources, LLC       9,952,800         10,000,000           01/02/07
                                                                      ---------------
         TOTAL                                                        $   445,486,070
                                                                      ===============
FIXED INCOME                                                                    18.46%
--------------------------------------------------------------------------------------------------------
Rates
 5.36%   PYXIS Master Trust                           $ 50,000,000    $    50,000,000           11/20/09
 5.35    Leafs, LLC                                     49,635,317         49,635,317           01/22/07
 5.39    Allstate Life Global Funding                   40,012,000         40,012,000           02/15/08
 5.50    Premium Asset Trust                            25,000,000         25,000,000           08/01/07
 5.40    Bayerische Landsbank                           20,008,800         20,008,800           02/22/08
 5.40    HBOS Treasury Services, PLC                    20,008,600         20,008,600           02/01/08
 5.42    Northlake, CDO                                 20,000,000         20,000,000           03/06/33
 5.44    Duke Funding, Ltd.                             20,000,000         20,000,000           04/08/39
 5.45    Metlife Global Funding                         16,006,720         16,006,720           01/28/08
                                                                      ---------------
         TOTAL                                                        $   260,671,437
                                                                      ===============
GUARANTEED INVESTMENT CONTRACT                                                   3.54%
--------------------------------------------------------------------------------------------------------
Rates
 5.45%   ING USA                                      $ 50,000,000    $    50,000,000           02/26/07
                                                                      ---------------
         TOTAL                                                        $    50,000,000
                                                                      ===============


222 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

                                                              COST       MARKET VALUE           MATURITY
--------------------------------------------------------------------------------------------------------
MUTUAL FUNDS/MONEY MARKETS                                                       0.00%
--------------------------------------------------------------------------------------------------------
         Cash                                                         $            66                N/A
                                                            SHARES
                                                      ------------
         AIM Short Term Liquid Asset Fund                       21    $            21                N/A
                                                                      ---------------
         TOTAL                                                        $            87
                                                                      ===============
                                                                               100.00%
                                                                      ===============
GRAND TOTAL                                                           $ 1,412,157,594
========================================================================================================

As of December 31, 2006, the collateral for the repurchase agreements in the joint account was as follows:

RANGE OF RATES     SECURITY TYPE                               PAR VALUE    MARKET VALUE           MATURITY
----------------------------------------------------------------------------------------------------------------
 0.000% - 5.467%   Collateralized Mortgage Obligations    $3,469,660,953    $ 623,374,062    08/15/16 - 03/15/45
 0.000% - 9.925%   Residential Whole Loans                    41,415,193       53,022,375    03/15/12 - 09/07/36
 0.010% - 5.625%   Subordinated Notes                         44,971,310        3,788,769    06/13/16 - 02/18/27
     1.001%        Ginnie Mae                                 10,282,278           99,679         02/17/31
                                                                            -------------
                                                                            $ 680,284,885
                                                                            =============

At December 31, 2006 the following Funds participated in securities lending and received cash collateral:

                                                                        VALUE OF
                                                   CASH               SECURITIES
FUND                                         COLLATERAL                   LOANED
--------------------------------------------------------------------------------
Nova Fund                                  $ 18,387,759             $ 17,740,921
OTC Fund                                     21,014,171               20,360,876
Dynamic S&P 500 Fund                          4,400,651                4,243,790
Dynamic OTC Fund                              7,320,487                7,091,730
Mid-Cap Advantage Fund                        6,282,368                6,041,857
Russell 2000(R) Advantage Fund               16,042,381               15,276,968
Dynamic Dow Fund                              4,136,460                3,996,299
Small-Cap Value Fund                          4,879,062                4,603,409
Mid-Cap Value Fund                            4,663,653                4,444,816
Large-Cap Value Fund                         20,056,352               19,292,675
Small-Cap Growth Fund                         6,228,573                5,942,062
Mid-Cap Growth Fund                           4,196,579                4,042,033
Large-Cap Growth Fund                         4,824,809                4,653,102
Sector Rotation Fund                         22,672,786               21,863,246
Banking Fund                                  6,424,227                6,117,219
Basic Materials Fund                         10,871,653               10,441,968
Biotechnology Fund                            6,212,852                5,995,318
Consumer Products Fund                       11,958,394               11,533,712
Electronics Fund                              1,125,927                1,080,686
Energy Fund                                  17,273,359               16,622,224
Energy Services Fund                         11,849,821               11,332,602
Financial Services Fund                      10,531,379               10,144,018
Health Care Fund                              7,484,164                7,236,707
Internet Fund                                 3,692,757                3,524,240
Leisure Fund                                 10,208,573                9,715,716
Precious Metals Fund                         24,714,825               23,231,062
Real Estate Fund                             26,298,248               25,547,897
Retailing Fund                                7,275,886                6,988,608
Technology Fund                               4,537,454                4,345,593
Telecommunications Fund                      10,569,991               10,109,767
Transportation Fund                           8,845,111                8,485,353
Utilities Fund                               16,824,478               16,200,186


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 223

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

9. COMMODITIES FUND SUPPLEMENTAL INFORMATION

As discussed in Note 2 above, the IRS issued a Revenue Ruling (the "Ruling") on December 16, 2005 that may cause certain income from commodity-linked swap agreements in which the Commodities Fund currently invests to not be considered qualifying income after June 30, 2006. The Ruling would limit the extent to which the Commodities Fund may invest in such instruments and certain other commodity-linked derivatives after June 30, 2006 to a maximum of 10 percent of its gross income. On June 2, 2006, the IRS issued another Revenue Ruling which clarified certain aspects of its prior ruling and extended the effective date of the original ruling to September 30, 2006. In accordance, the Trust ceased investing in commodity index swaps after September 30, 2006.

On April 10, 2006 the IRS issued a private letter ruling enabling the Commodities Fund to use commodity-linked structured notes to gain exposure to the commodities market and continue to offer access to the commodities sector. Due to the change in investment vehicle, Rydex Investments may limit shareholder trading after September 30, 2006 when the Ruling becomes effective.

10. NEW ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.

On September 15, 2006, the FASB released Statement Financial Accounting Standard No. 157 ("FAS 157") Fair Value Measurement which provided enhanced guidance for using fair value to measure assets and liabilities. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity's financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. Adoption of FAS 157 is required for fiscal years beginning after November 15, 2007. The standard is not expected to materially impact the Funds' financial statements.


224 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of Rydex Variable Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position Nova Fund, Inverse S&P 500 Fund, OTC Fund, Inverse OTC Fund, Dynamic S&P 500 Fund, Dynamic OTC Fund, Mid Cap Advantage Fund, Inverse Mid-Cap Fund, Russell 2000(R) Advantage Fund, Inverse Russell 2000(R) Fund, Government Long Bond Fund, Inverse Government Long Bond Fund, Europe Advantage Fund, Japan Advantage Fund, Dynamic Dow Fund, Inverse Dynamic Dow Fund, Small-Cap Value Fund, Mid-Cap Value Fund, Large-Cap Value Fund, Small-Cap Growth Fund, Mid-Cap Growth Fund, Large-Cap Growth Fund, Sector Rotation Fund, U.S. Government Money Market Fund, Banking Fund, Basic Materials Fund, Biotechnology Fund, Consumer Products Fund, Electronics Fund, Energy Fund, Energy Services Fund, Financial Services Fund, Health Care Fund, Internet Fund, Leisure Fund, Precious Metals Fund, Real Estate Fund, Retailing Fund, Technology Fund, Telecommunications Fund, Transportation Fund, Utilities Fund, Commodities Fund, Multi-Cap Core Equity Fund, Dynamic Strengthening Dollar Fund, Dynamic Weakening Dollar Fund, and Dynamic Russell 2000(R) Fund (forty seven of the funds of the Rydex Variable Trust, hereafter referred to as the "Funds") at December 31, 2006, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland

February 23, 2007


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 225

OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

TAX INFORMATION

This information is being provided as required by the Internal Revenue Code. Amounts shown may differ from those elsewhere in the report because of difference in tax and financial reporting practice.

The Funds' distributions to shareholders included:

                                                DYNAMIC          MID-CAP        EUROPE
                                                S&P 500        ADVANTAGE     ADVANTAGE
                                                   FUND             FUND          FUND
--------------------------------------------------------------------------------------
From short-term capital gains:               $1,389,756       $6,333,783    $2,086,751
From long-term capital gains,
   subject to the 15% rate gains category:   $       --       $1,406,371    $   95,125

                                                  JAPAN          DYNAMIC     SMALL-CAP
                                              ADVANTAGE              DOW         VALUE
                                                   FUND             FUND          FUND
--------------------------------------------------------------------------------------
From short-term capital gains:               $4,066,161       $3,230,231    $  651,443
From long-term capital gains,
   subject to the 15% rate gains category:   $  476,739       $  711,086    $  863,878

                                              LARGE-CAP        SMALL-CAP       MID-CAP
                                                  VALUE           GROWTH        GROWTH
                                                   FUND             FUND          FUND
--------------------------------------------------------------------------------------
From short-term capital gains:               $  512,040       $  188,230    $  708,980
From long-term capital gains,
   subject to the 15% rate gains category:   $  834,713       $  559,227    $  362,610

                                                                 DYNAMIC
                                              LARGE-CAP        WEAKENING     MULTI-CAP
                                                 GROWTH           DOLLAR   CORE EQUITY
                                                   FUND             FUND          FUND
--------------------------------------------------------------------------------------
From short-term capital gains:               $  300,944       $    2,082    $    6,750
From long-term capital gains,
   subject to the 15% rate gains category:   $   62,603       $    3,122    $       --

                                                 SECTOR            BASIC      CONSUMER
                                               ROTATION        MATERIALS      PRODUCTS
                                                   FUND             FUND          FUND
--------------------------------------------------------------------------------------
From short-term capital gains:               $  422,244       $  188,828    $  272,157
From long-term capital gains,
   subject to the 15% rate gains category:   $3,857,789       $  479,742    $   90,453

                                                                  ENERGY     FINANCIAL
                                                 ENERGY         SERVICES      SERVICES
                                                   FUND             FUND          FUND
--------------------------------------------------------------------------------------
From short-term capital gains:               $8,102,643       $  352,839    $1,770,732
From long-term capital gains,
   subject to the 15% rate gains category:   $9,987,236       $6,216,435    $  194,488

                                                 HEALTH                           REAL
                                                   CARE          LEISURE        ESTATE
                                                   FUND             FUND          FUND
--------------------------------------------------------------------------------------
From short-term capital gains:               $1,655,023       $  803,877    $  913,834
From long-term capital gains,
   subject to the 15% rate gains category:   $       --       $  440,187    $1,511,042

                                                                   TELE-
                                              RETAILING   COMMUNICATIONS     UTILITIES
                                                   FUND             FUND          FUND
--------------------------------------------------------------------------------------
From short-term capital gains:               $  200,751       $  369,517    $       --
From long-term capital gains,
   subject to the 15% rate gains category:   $  586,650       $       --    $  638,278

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.


226 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

QUARTERLY PORTFOLIO SCHEDULES INFORMATION

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC's website at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1-800-820-0888.

RYDEX INVESTMENTS BOARD REVIEW AND APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 (the "1940 Act") requires that the initial approval of, as well as the continuation of, a fund's investment advisory agreement be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund's trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the "SEC") takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Rydex Variable Trust Board of Trustees (the "Board") calls and holds one meeting each year that is dedicated to considering whether to renew the investment advisory agreement between Rydex Variable Trust (the "Trust") and PADCO Advisors II, Inc., which does business under the name Rydex Investments ("Rydex Investments"), (the "Advisory Agreement") with respect to existing funds in the Trust, including the funds discussed in this Annual Report (each a "Fund" and collectively, the "Funds"), and to reviewing certain other agreements pursuant to which Rydex Investments provides investment advisory services to certain other registered investment companies. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by Rydex Investments, including information about Rydex Investments' affiliates, personnel and operations. The Board also receives data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and performance. The Board also receives a memorandum from Fund counsel regarding the responsibilities of the Board for the approval of investment advisory agreements. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management, and participate in question and answer sessions with representatives of Rydex Investments.

At a meeting held on August 27 and 28, 2006, the Board approved the selection of Rydex Investments and the continuance of the Advisory Agreement for an additional one-year period, based on its review of qualitative and quantitative information provided by Rydex Investments. The Board's approval of the Advisory Agreement was based on consideration and evaluation of a variety of specific factors discussed at that meeting and at prior meetings, including:

      NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY RYDEX INVESTMENTS

      The Board reviewed the scope of services to be provided by Rydex Investments under the Advisory Agreement and noted that there would be no significant differences between the scope of services required to be provided by Rydex Investments for the past year and the scope of services required to be provided by Rydex Investments for the upcoming year. In reviewing the scope of services provided to the Funds by Rydex Investments, the Board reviewed and discussed Rydex Investments' investment experience, noting that Rydex Investments and its affiliates have committed significant resources over time to the support of the Funds. The Board also considered Rydex Investments' compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that Rydex Investments provides information regarding the portfolio management and compliance to the Board on a periodic basis in connection with regularly scheduled meetings of the Board. In addition to the above considerations, the Board reviewed and considered Rydex Investments' investment processes and strategies, and matters related to Rydex Investments' portfolio transaction policies and procedures. In particular, the Board noted the substantial volume of portfolio trades and shareholder transaction activity, in general, processed by Rydex Investments due to the unlimited exchange policy of the majority of the Funds. The Board further noted that the Funds have met their investment objectives consistently since their relevant inception dates. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by Rydex Investments to the Funds under the Advisory Agreement were appropriate and continued to support the Board's original selection of Rydex Investments as investment adviser to the Funds.


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 227

OTHER INFORMATION (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

      FUND EXPENSES AND PERFORMANCE OF THE FUNDS AND RYDEX INVESTMENTS

      The Board reviewed statistical information prepared by Rydex Investments regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other funds registered under the 1940 Act determined by Rydex Investments to comprise each Fund's applicable peer group. Because few funds seek to provide unlimited exchange privileges similar to those of the Funds (other than the Commodities Fund, Multi-Cap Core Equity Fund, Sector Rotation Fund, Absolute Return Strategies Fund, and Hedged Equity Fund), each Fund's applicable peer group is generally limited to the funds of two unaffiliated mutual fund families. In addition, the Board reviewed statistical information prepared by Rydex Investments relating to the performance of each Fund, as well as each Fund's ability to successfully track its benchmark over time, and a comparison of each Fund's performance to funds with similar investment objectives for the same periods and to appropriate indices/benchmarks, in light of total return, yield and market trends. The Board further noted that despite the unique nature of the Funds, the peer fund information presented to the Board was meaningful because the peer funds' investment objectives and strategies were closely aligned with those of the Funds. The Board noted that most of the Funds either outperformed their peer funds or performed in line with them over relevant periods. The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than or in line with the investment advisory fee rates and overall expenses of the peer funds. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Funds, as managed by Rydex Investments, as compared to the investment advisory fees and expense levels and performance of the peer funds, were satisfactory for the purposes of approving the continuance of the Advisory Agreement.

      COSTS OF SERVICES PROVIDED TO THE FUNDS AND PROFITS REALIZED BY RYDEX INVESTMENTS AND ITS AFFILIATES

      The Board reviewed information about the profitability of the Funds to Rydex Investments based on the advisory fees payable under the Advisory Agreement for the last calendar year. Rydex Investments also presented the Board with material discussing its methodology for determining the level of advisory fees assessable to the Funds. The Board analyzed the Funds' expenses, including the investment advisory fees paid to Rydex Investments. The Board also reviewed information regarding direct revenue received by Rydex Investments and ancillary revenue received by Rydex Investments and/or its affiliates in connection with the services provided to the Funds by Rydex Investments (as discussed below) and/or its affiliates. The Board also discussed Rydex Investments' profit margin as reflected in Rydex Investments' profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits to be realized by Rydex Investments and its affiliates under the Advisory Agreement and from other relationships between the Funds and Rydex Investments and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

      ECONOMIES OF SCALE

      In connection with its review of the Funds' profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds' asset levels. The Board noted that the Advisory Agreement for the Funds did not provide for any breakpoints in the investment advisory fee rates as a result of increases in the asset levels of such Funds. The Board also noted that though Rydex Investments' assets under management were significant, the amount is spread among more than 95 Funds. Further limiting the realization of economies of scale is the ability of shareholders of the majority of the Funds to engage in unlimited trading. The Board also reviewed Rydex Investments' historic profitability as investment adviser to the Funds and determined that reductions in fee rates or additions of breakpoints were not warranted at this juncture. Based on this review, the Board, recognizing its responsibility to consider this issue at least annually, concluded that there are limited economies of scale to share with the Funds' shareholders.

      OTHER BENEFITS TO RYDEX INVESTMENTS AND/OR ITS AFFILIATES

      In addition to evaluating the services provided by Rydex Investments, the Board also considered the nature, extent, quality and cost of the administrative, distribution, and shareholder services performed by Rydex Investments' affiliates under separate agreements. The Board noted that Rydex Investments reports its use of soft dollars to the Board on a quarterly basis, as well as any portfolio transactions on behalf of the Funds placed through an affiliate of the Funds or Rydex Investments pursuant to Rule 17e-1 under the 1940 Act. Based on its review, the Board concluded that the nature and quality of the services provided by Rydex Investments' affiliates to the Trust will benefit the Funds' shareholders, and that any ancillary benefits would not be disadvantageous to the Funds' shareholders, particularly in light of the Board's view that the Funds' shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment strategies and services.

Based on the above analysis, the Board determined that the Advisory Agreement, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Funds and their shareholders to continue the Advisory Agreement.


228 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 1-800-820-0888.

All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.

TRUSTEES AND OFFICERS

                                          LENGTH OF SERVICE
      NAME, POSITION AND                      AS TRUSTEE                              NUMBER OF
         YEAR OF BIRTH                       (YEAR BEGAN)                          FUNDS OVERSEEN
------------------------------   -----------------------------------          ------------------------
CARL G. VERBONCOEUR*                  Rydex Series Funds - 2004                          146
Trustee, President (1952)            Rydex Variable Trust - 2004
                                      Rydex Dynamic Funds - 2004
                                        Rydex ETF Trust - 2004

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Chief Executive Officer and Treasurer of Rydex Specialized Products, LLC (2005 to present); Chief Executive Officer of Rydex Investments and Rydex Distributors, Inc. (2003 to present); Executive Vice President of Rydex Investments (2000 to 2003)

                                 -----------------------------------

MICHAEL P. BYRUM*                     Rydex Series Funds - 2005                          146
Trustee, Vice President              Rydex Variable Trust - 2005
(1970)                                Rydex Dynamic Funds - 2005
                                        Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Secretary of Rydex Specialized Products, LLC (2005 to present); Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); Vice President of Rydex ETF Trust (2002 to present); President and Trustee of Rydex Capital Partners SPhinX Fund (2003 to 2006); President of Rydex Investments (2004 to present); Chief Operating Officer of Rydex Investments and Rydex Distributors, Inc. (2003 to
2004)

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

                                          LENGTH OF SERVICE
      NAME, POSITION AND                      AS TRUSTEE                              NUMBER OF
         YEAR OF BIRTH                       (YEAR BEGAN)                          FUNDS OVERSEEN
------------------------------   -----------------------------------          ------------------------
JOHN O. DEMARET                       Rydex Series Funds - 1997                          139
Trustee, Chairman of the             Rydex Variable Trust - 1998
Board (1940)                          Rydex Dynamic Funds - 1999
                                        Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired

                                 -----------------------------------

COREY A. COLEHOUR                     Rydex Series Funds - 1993                          139
Trustee (1945)                       Rydex Variable Trust - 1998
                                      Rydex Dynamic Funds - 1999
                                        Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2006 to present); Owner and President of Schield Management Company, registered investment adviser (2005 to 2006); Senior Vice President of Marketing and Co-Owner of Schield Management Company, registered investment adviser (1985 to 2005)

                                 -----------------------------------

J. KENNETH DALTON                      Rydex Series Funds - 1995                         139
Trustee (1941)                        Rydex Variable Trust - 1998
                                       Rydex Dynamic Funds - 1999
                                         Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Mortgage Banking Consultant and Investor, The Dalton Group

                                 -----------------------------------

WERNER E. KELLER                      Rydex Series Funds - 2005                          139
Trustee (1940)                       Rydex Variable Trust - 2005
                                      Rydex Dynamic Funds - 2005
                                        Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2001 to present); Chairman, Centurion Capital Management (1991 to 2001)

                                 -----------------------------------


                                    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 229

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                          LENGTH OF SERVICE
      NAME, POSITION AND                      AS TRUSTEE                              NUMBER OF
         YEAR OF BIRTH                       (YEAR BEGAN)                          FUNDS OVERSEEN
------------------------------   -----------------------------------          ------------------------
THOMAS F. LYDON, JR.                  Rydex Series Funds - 2005                          139
Trustee (1960)                       Rydex Variable Trust - 2005
                                      Rydex Dynamic Funds - 2005
                                        Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: President, Global Trends
Investments

                                 -----------------------------------

PATRICK T. MCCARVILLE                 Rydex Series Funds - 1997                          139
Trustee (1942)                       Rydex Variable Trust - 1998
                                      Rydex Dynamic Funds - 1999
                                        Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Founder and Chief Executive Officer, Par Industries, Inc.

                                 -----------------------------------

ROGER SOMERS                          Rydex Series Funds - 1993                          139
Trustee (1944)                       Rydex Variable Trust - 1998
                                      Rydex Dynamic Funds - 1999
                                        Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Owner, Arrow Limousine
--------------------------------------------------------------------------------

EXECUTIVE OFFICERS

      NAME, POSITION AND                                               PRINCIPAL OCCUPATIONS
        YEAR OF BIRTH                                                  DURING PAST FIVE YEARS
------------------------------                          ---------------------------------------------------
NICK BONOS*                                             Chief Financial Officer of Rydex Specialized
Vice President and Treasurer (1963)                     Products, LLC (2005 to present); Vice President
                                                        and Treasurer of Rydex Series Funds, Rydex
                                                        Variable Trust, Rydex Dynamic Funds, and Rydex ETF
                                                        Trust (2003 to present); Senior Vice President of
                                                        Rydex Investments (2003 to present); Vice
                                                        President and Treasurer of Rydex Capital Partners
                                                        SPhinX Fund (2003 to 2006); Vice President of
                                                        Accounting of Rydex Investments (2000 to 2003)

JOANNA M. HAIGNEY*                                      Chief Compliance Officer of Rydex Series Funds,
Chief Compliance Officer and Secretary (1966)           Rydex Variable Trust, and Rydex Dynamic Funds
                                                        (2004 to present); Secretary of Rydex Series
                                                        Funds, Rydex Variable Trust, and Rydex Dynamic
                                                        Funds (2000 to present); Secretary of Rydex ETF
                                                        Trust (2002 to present); Vice President of
                                                        Compliance of Rydex Investments (2000 to present);
                                                        Secretary of Rydex Capital Partners SPhinX Fund
                                                        (2003 to 2006)

JOSEPH ARRUDA*                                          Assistant Treasurer of Rydex Series Funds, Rydex
Assistant Treasurer (1966)                              Variable Trust, Rydex Dynamic Funds, Rydex ETF
                                                        Trust (2006); Vice President of Rydex Investments
                                                        (2004 to present); Director of Accounting of Rydex
                                                        Investments (2003 to 2004); Vice President of
                                                        Mutual Funds, State Street Bank & Trust (2000 to
                                                        2003)

PAULA BILLOS*                                           Controller of Rydex Series Funds, Rydex Variable
Controller (1974)                                       Trust, Rydex Dynamic Funds, Rydex ETF Trust
                                                        (2006); Director of Fund Administration of Rydex
                                                        Investments (2001 to present)

* OFFICERS OF THE FUND ARE DEEMED TO BE "INTERESTED PERSONS" OF THE TRUST, WITHIN THE MEANING OF SECTION 2(a)(19) OF THE 1940 ACT, INASMUCH AS THIS PERSON IS AFFILIATED WITH THE ADVISOR.


230 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

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

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

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

               [LOGO] RYDEXINVESTMENTS
      ESSENTIAL FOR MODERN MARKETS(TM)

      9601 Blackwell Road, Suite 500
      Rockville, MD 20850

      www.rydexinvestments.com
      800.820.0888

      RVA-2-1206x1207

                                                               DECEMBER 31, 2006

                                              RYDEX VARIABLE TRUST ANNUAL REPORT

                                                 ABSOLUTE RETURN STRATEGIES FUND
                                                              HEDGED EQUITY FUND

                                                         [LOGO] RYDEXINVESTMENTS
                                                Essential for modern markets(TM)

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Rydex Distributors, Inc.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS ................................................    2

ABOUT SHAREHOLDERS' FUND EXPENSES .........................................    3

PERFORMANCE REPORTS AND FUND PROFILES .....................................    5

SCHEDULES OF INVESTMENTS ..................................................    7

STATEMENTS OF ASSETS AND LIABILITIES ......................................   26

STATEMENTS OF OPERATIONS ..................................................   27

STATEMENTS OF CHANGES IN NET ASSETS .......................................   28

FINANCIAL HIGHLIGHTS ......................................................   29

NOTES TO FINANCIAL STATEMENTS .............................................   30

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ...................   37

OTHER INFORMATION .........................................................   38

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS .............................   41


                                      THE RYDEX VARIABLE TRUST ANNUAL REPORT | 1

LETTER TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

In many ways, 2006 was a surprising year for investors. Equity markets turned in an unexpectedly strong performance, based in large part on a powerful year-end rally. For much of 2006, stock prices were kept in check by inflation and interest rate concerns. One of the most noteworthy developments of the year was that the Federal Reserve ("Fed") called a halt to its two-year interest rate raising campaign in an effort to see if the 17 consecutive increases in short-term rates enacted over the prior two years had been enough to slow economic growth and cool inflationary pressures.

Throughout 2006, stock prices reacted to two major inputs--the price of oil and the direction of future interest rate policy. The pause in interest rate hikes by the Fed changed the debate from when would they stop to when will they ease. Oil prices, which had been on a relentless climb going back to the days prior to hurricane Katrina, finally broke after a first-half rally brought the price of oil to $77/barrel in mid July. By the end of the year, oil ended up 3% lower than where it began at $61/barrel.

Underlying this was the hope that the economy would achieve a soft landing--slowing enough to give the Fed latitude to ease, but not enough to tip the economy into recession. The major risk in 2006 was housing. As the housing "bubble" burst, it had--and still has--the potential to pull the economy into recession. Stock price behavior, particularly in the fourth quarter, indicates that most observers believed the economy has dodged that bullet.

Stocks rallied modestly at the beginning of 2006 then pulled back in the May-July period on concerns about inflationary pressures and additional rate hikes by the Fed. With the economy slowing and inflationary pressures easing, markets rallied strongly in the fourth quarter, pushing the benchmark Dow Jones Industrial Average(SM) and S&P 500(R) indices to 19.05% and 15.79% gains, respectively, on a total return basis for the year.

Although it was a bit of a seesaw battle, investors expressed a preference for small-capitalization stocks as the small-cap Russell 2000(R) Index rose 18.37%, beating the large-cap Russell 1000(R) Index by 2.76%. The growth vs. value battle was less of a toss-up as the Russell 1000(R) Value Index soared 22.46% compared to 9.15% for the Russell 1000(R) Growth Index.

In this buoyant environment, all 10 S&P 500 sector indices turned in positive performances. In fact, only two indices in this series--health care and information technology--did not achieve double-digit returns. The standout performer was telecommunications, which rose a stunning 36.74%. The S&P Energy Index, riding the wave of record global economic growth, rose 24.21%, followed by the Consumer Discretionary Index, which was up 18.64%, buoyed by a seemingly inexhaustible propensity for consumers to spend.

Interest rates rose modestly in 2006 as the yield curve inverted, indicating that fixed-income investors anticipate a significant economic slowdown going forward.

Looking into 2007, we think it is likely that economic growth will be slower but not recessionary. In that environment we expect stocks to cool off, if not retreat a bit. That should give the Fed room to ease interest rates, which should push stock prices up again. We do not, however, expect those conditions to unfold until the second half of 2007.

Thank you for placing your trust in Rydex Investments.

Sincerely,

/s/David C. Reilly

David C. Reilly, CFA
Director of Investment Strategy


2 |  THE RYDEX VARIABLE TRUST ANNUAL REPORT

ABOUT SHAREHOLDERS' FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund's gross income and reduce the investment return of the fund.

A fund's expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning June 30, 2006 and ending December 31, 2006.

The following tables illustrate your fund's costs in two ways:

TABLE 1. BASED ON ACTUAL FUND RETURN. This section helps you estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

TABLE 2. BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the "SEC") requires all mutual funds to calculate expenses based on the 5% return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations above assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs which may be incurred by the Fund. These costs may include, but are not limited to, sales charges (loads), redemption fees, and exchange fees.

You can find more information about the Fund's expenses, including annual expense ratios for up to the past five years, in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.


                                      THE RYDEX VARIABLE TRUST ANNUAL REPORT | 3

ABOUT SHAREHOLDERS' FUND EXPENSES (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                           BEGINNING                ENDING       EXPENSES
                                          EXPENSE      ACCOUNT VALUE         ACCOUNT VALUE    PAID DURING
                                            RATIO+     JUNE 30, 2006     DECEMBER 31, 2006         PERIOD*
----------------------------------------------------------------------------------------------------------
TABLE 1. BASED ON ACTUAL FUND RETURN
Absolute Return Strategies Fund              1.72%**       $1,000.00             $1,010.80          $8.72
Hedged Equity Fund                           1.95%**        1,000.00              1,041.90          10.04
----------------------------------------------------------------------------------------------------------
TABLE 2. BASED ON HYPOTHETICAL 5% RETURN
Absolute Return Strategies Fund              1.72%**        1,000.00              1,016.43           8.78
Hedged Equity Fund                           1.95%**        1,000.00              1,015.25           9.95

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365. EXPENSES SHOWN DO NOT INCLUDE FEES CHARGED BY INSURANCE COMPANIES.

** THIS RATIO REPRESENTS ANNUALIZED GROSS EXPENSES, WHICH INCLUDE DIVIDEND EXPENSE FROM SECURITIES SOLD SHORT. EXCLUDING SHORT DIVIDENDS EXPENSE, THE OPERATING EXPENSE RATIO WOULD BE 0.54% AND 0.78% LOWER FOR THE ABSOLUTE RETURN STRATEGIES FUND AND THE HEDGED EQUITY FUND, RESPECTIVELY.

+     ANNUALIZED


4 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

PERFORMANCE REPORTS AND FUND PROFILES (UNAUDITED)
--------------------------------------------------------------------------------

ABSOLUTE RETURN STRATEGIES FUND

OBJECTIVE: To provide capital appreciation consistent with the return and risk characteristics of the hedge fund universe. The secondary objective is to achieve these returns with low correlation to and less volatility than equity indices.

INCEPTION: November 29, 2005

Hedge funds performed well in 2006, driven mainly by specialized funds that invest in distressed securities, event driven and convertible arbitrage strategies. Despite a short pullback in the middle of the year, the Dow Jones Hedge Fund Balanced Portfolio Index ended up 9.94% for all of 2006.

Rydex Absolute Return Strategies Fund was up 6.64% in 2006. The Fund benefited from exposure to domestic equities, market neutral value, merger arbitrage positions and short positions against the U.S. dollar. Long/short positions in growth and momentum stocks hurt performance, as did commodities.

Relative to equities, the Fund had a daily correlation of 74% versus the S&P 500 Index, with less than half the standard deviation of that Index.

                          CUMULATIVE FUND PERFORMANCE:
                      NOVEMBER 29, 2005 - DECEMBER 31, 2006

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                         ABSOLUTE RETURN   DOW JONES HEDGE FUND
             DATE        STRATEGIES FUND   BALANCED PORTFOLIO INDEX
           11/29/05          10,000               10,000
           11/30/05           9,996               10,005
           12/01/05          10,044               10,037
           12/02/05          10,056               10,046
           12/03/05          10,056               10,046
           12/04/05          10,056               10,046
           12/05/05          10,056               10,056
           12/06/05          10,056               10,065
           12/07/05          10,036               10,055
           12/08/05          10,072               10,069
           12/09/05          10,072               10,060
           12/10/05          10,072               10,060
           12/11/05          10,072               10,060
           12/12/05          10,100               10,067
           12/13/05          10,112               10,070
           12/14/05          10,132               10,074
           12/15/05          10,112               10,070
           12/16/05          10,104               10,067
           12/17/05          10,104               10,067
           12/18/05          10,104               10,067
           12/19/05          10,060               10,051
           12/20/05          10,056               10,052
           12/21/05          10,084               10,062
           12/22/05          10,108               10,077
           12/23/05          10,120               10,081
           12/24/05          10,120               10,081
           12/25/05          10,120               10,081
           12/26/05          10,120               10,081
           12/27/05          10,076               10,063
           12/28/05          10,100               10,070
           12/29/05          10,092               10,068
           12/30/05          10,080               10,071
           12/31/05          10,080               10,071
           01/01/06          10,080               10,071
           01/02/06          10,080               10,071
           01/03/06          10,160               10,102
           01/04/06          10,204               10,131
           01/05/06          10,208               10,135
           01/06/06          10,268               10,163
           01/07/06          10,268               10,163
           01/08/06          10,268               10,163
           01/09/06          10,284               10,179
           01/10/06          10,296               10,194
           01/11/06          10,316               10,202
           01/12/06          10,296               10,200
           01/13/06          10,312               10,203
           01/14/06          10,312               10,203
           01/15/06          10,312               10,203
           01/16/06          10,312               10,203
           01/17/06          10,304               10,207
           01/18/06          10,280               10,194
           01/19/06          10,308               10,218
           01/20/06          10,276               10,206
           01/21/06          10,276               10,206
           01/22/06          10,276               10,206
           01/23/06          10,308               10,219
           01/24/06          10,332               10,235
           01/25/06          10,304               10,223
           01/26/06          10,328               10,248
           01/27/06          10,336               10,263
           01/28/06          10,336               10,263
           01/29/06          10,336               10,263
           01/30/06          10,352               10,275
           01/31/06          10,376               10,288
           02/01/06          10,348               10,303
           02/02/06          10,304               10,290
           02/03/06          10,300               10,303
           02/04/06          10,300               10,303
           02/05/06          10,300               10,303
           02/06/06          10,304               10,310
           02/07/06          10,260               10,278
           02/08/06          10,264               10,279
           02/09/06          10,248               10,281
           02/10/06          10,228               10,271
           02/11/06          10,228               10,271
           02/12/06          10,228               10,271
           02/13/06          10,200               10,254
           02/14/06          10,216               10,267
           02/15/06          10,220               10,272
           02/16/06          10,252               10,292
           02/17/06          10,272               10,300
           02/18/06          10,272               10,300
           02/19/06          10,272               10,300
           02/20/06          10,272               10,300
           02/21/06          10,280               10,302
           02/22/06          10,312               10,306
           02/23/06          10,308               10,309
           02/24/06          10,320               10,319
           02/25/06          10,320               10,319
           02/26/06          10,320               10,319
           02/27/06          10,324               10,318
           02/28/06          10,304               10,303
           03/01/06          10,336               10,328
           03/02/06          10,344               10,334
           03/03/06          10,328               10,334
           03/04/06          10,328               10,334
           03/05/06          10,328               10,334
           03/06/06          10,264               10,322
           03/07/06          10,224               10,299
           03/08/06          10,216               10,293
           03/09/06          10,200               10,294
           03/10/06          10,224               10,313
           03/11/06          10,224               10,313
           03/12/06          10,224               10,313
           03/13/06          10,248               10,327
           03/14/06          10,312               10,349
           03/15/06          10,348               10,368
           03/16/06          10,364               10,377
           03/17/06          10,372               10,381
           03/18/06          10,372               10,381
           03/19/06          10,372               10,381
           03/20/06          10,364               10,384
           03/21/06          10,316               10,380
           03/22/06          10,336               10,388
           03/23/06          10,308               10,394
           03/24/06          10,332               10,403
           03/25/06          10,332               10,403
           03/26/06          10,332               10,403
           03/27/06          10,332               10,406
           03/28/06          10,296               10,401
           03/29/06          10,320               10,420
           03/30/06          10,324               10,433
           03/31/06          10,316               10,430
           04/01/06          10,316               10,430
           04/02/06          10,316               10,430
           04/03/06          10,328               10,449
           04/04/06          10,348               10,459
           04/05/06          10,392               10,484
           04/06/06          10,380               10,497
           04/07/06          10,328               10,482
           04/08/06          10,328               10,482
           04/09/06          10,328               10,482
           04/10/06          10,320               10,477
           04/11/06          10,304               10,456
           04/12/06          10,312               10,465
           04/13/06          10,312               10,470
           04/14/06          10,312               10,470
           04/15/06          10,312               10,470
           04/16/06          10,312               10,470
           04/17/06          10,328               10,476
           04/18/06          10,396               10,513
           04/19/06          10,404               10,528
           04/20/06          10,392               10,538
           04/21/06          10,400               10,551
           04/22/06          10,400               10,551
           04/23/06          10,400               10,551
           04/24/06          10,396               10,541
           04/25/06          10,384               10,538
           04/26/06          10,400               10,537
           04/27/06          10,400               10,532
           04/28/06          10,436               10,544
           04/29/06          10,436               10,544
           04/30/06          10,436               10,544
           05/01/06          10,440               10,554
           05/02/06          10,476               10,596
           05/03/06          10,472               10,596
           05/04/06          10,480               10,612
           05/05/06          10,524               10,638
           05/06/06          10,524               10,638
           05/07/06          10,524               10,638
           05/08/06          10,524               10,647
           05/09/06          10,528               10,661
           05/10/06          10,524               10,667
           05/11/06          10,484               10,654
           05/12/06          10,432               10,619
           05/13/06          10,432               10,619
           05/14/06          10,432               10,619
           05/15/06          10,416               10,582
           05/16/06          10,420               10,575
           05/17/06          10,352               10,533
           05/18/06          10,328               10,511
           05/19/06          10,336               10,514
           05/20/06          10,336               10,514
           05/21/06          10,336               10,514
           05/22/06          10,324               10,467
           05/23/06          10,316               10,486
           05/24/06          10,284               10,465
           05/25/06          10,364               10,495
           05/26/06          10,384               10,533
           05/27/06          10,384               10,533
           05/28/06          10,384               10,533
           05/29/06          10,384               10,533
           05/30/06          10,332               10,499
           05/31/06          10,356               10,523
           06/01/06          10,404               10,558
           06/02/06          10,432               10,581
           06/03/06          10,432               10,581
           06/04/06          10,432               10,581
           06/05/06          10,344               10,545
           06/06/06          10,324               10,520
           06/07/06          10,288               10,499
           06/08/06          10,276               10,460
           06/09/06          10,264               10,465
           06/10/06          10,264               10,465
           06/11/06          10,264               10,465
           06/12/06          10,200               10,420
           06/13/06          10,144               10,372
           06/14/06          10,164               10,379
           06/15/06          10,256               10,445
           06/16/06          10,228               10,444
           06/17/06          10,228               10,444
           06/18/06          10,228               10,444
           06/19/06          10,176               10,421
           06/20/06          10,176               10,416
           06/21/06          10,228               10,434
           06/22/06          10,212               10,438
           06/23/06          10,216               10,448
           06/24/06          10,216               10,448
           06/25/06          10,216               10,448
           06/26/06          10,256               10,465
           06/27/06          10,228               10,450
           06/28/06          10,240               10,452
           06/29/06          10,340               10,502
           06/30/06          10,368               10,534
           07/01/06          10,368               10,534
           07/02/06          10,368               10,534
           07/03/06          10,416               10,553
           07/04/06          10,416               10,553
           07/05/06          10,368               10,523
           07/06/06          10,380               10,537
           07/07/06          10,364               10,525
           07/08/06          10,364               10,525
           07/09/06          10,364               10,525
           07/10/06          10,364               10,520
           07/11/06          10,388               10,529
           07/12/06          10,340               10,525
           07/13/06          10,292               10,492
           07/14/06          10,272               10,475
           07/15/06          10,272               10,475
           07/16/06          10,272               10,475
           07/17/06          10,244               10,462
           07/18/06          10,252               10,463
           07/19/06          10,344               10,513
           07/20/06          10,296               10,493
           07/21/06          10,264               10,471
           07/22/06          10,264               10,471
           07/23/06          10,264               10,471
           07/24/06          10,332               10,495
           07/25/06          10,364               10,519
           07/26/06          10,376               10,536
           07/27/06          10,352               10,530
           07/28/06          10,416               10,539
           07/29/06          10,416               10,539
           07/30/06          10,416               10,539
           07/31/06          10,424               10,549
           08/01/06          10,416               10,552
           08/02/06          10,448               10,568
           08/03/06          10,452               10,574
           08/04/06          10,444               10,568
           08/05/06          10,444               10,568
           08/06/06          10,444               10,568
           08/07/06          10,432               10,563
           08/08/06          10,408               10,557
           08/09/06          10,388               10,554
           08/10/06          10,384               10,551
           08/11/06          10,344               10,544
           08/12/06          10,344               10,544
           08/13/06          10,344               10,544
           08/14/06          10,340               10,545
           08/15/06          10,408               10,571
           08/16/06          10,444               10,588
           08/17/06          10,436               10,593
           08/18/06          10,452               10,597
           08/19/06          10,452               10,597
           08/20/06          10,452               10,597
           08/21/06          10,444               10,601
           08/22/06          10,444               10,608
           08/23/06          10,412               10,598
           08/24/06          10,420               10,600
           08/25/06          10,428               10,604
           08/26/06          10,428               10,604
           08/27/06          10,428               10,604
           08/28/06          10,440               10,611
           08/29/06          10,480               10,616
           08/30/06          10,492               10,623
           08/31/06          10,484               10,630
           09/01/06          10,516               10,652
           09/02/06          10,516               10,652
           09/03/06          10,516               10,652
           09/04/06          10,516               10,652
           09/05/06          10,544               10,664
           09/06/06          10,484               10,652
           09/07/06          10,464               10,643
           09/08/06          10,448               10,646
           09/09/06          10,448               10,646
           09/10/06          10,448               10,646
           09/11/06          10,440               10,632
           09/12/06          10,480               10,647
           09/13/06          10,504               10,663
           09/14/06          10,492               10,664
           09/15/06          10,472               10,665
           09/16/06          10,472               10,665
           09/17/06          10,472               10,665
           09/18/06          10,484               10,672
           09/19/06          10,460               10,663
           09/20/06          10,484               10,663
           09/21/06          10,476               10,666
           09/22/06          10,456               10,655
           09/23/06          10,456               10,655
           09/24/06          10,456               10,655
           09/25/06          10,472               10,662
           09/26/06          10,488               10,667
           09/27/06          10,484               10,681
           09/28/06          10,476               10,677
           09/29/06          10,460               10,681
           09/30/06          10,460               10,681
           10/01/06          10,460               10,681
           10/02/06          10,464               10,688
           10/03/06          10,456               10,681
           10/04/06          10,508               10,703
           10/05/06          10,520               10,732
           10/06/06          10,492               10,729
           10/07/06          10,492               10,729
           10/08/06          10,492               10,729
           10/09/06          10,504               10,729
           10/10/06          10,492               10,734
           10/11/06          10,472               10,733
           10/12/06          10,528               10,769
           10/13/06          10,544               10,779
           10/14/06          10,544               10,779
           10/15/06          10,544               10,779
           10/16/06          10,572               10,790
           10/17/06          10,552               10,784
           10/18/06          10,560               10,797
           10/19/06          10,592               10,809
           10/20/06          10,560               10,813
           10/21/06          10,560               10,813
           10/22/06          10,560               10,813
           10/23/06          10,576               10,820
           10/24/06          10,592               10,835
           10/25/06          10,624               10,848
           10/26/06          10,652               10,867
           10/27/06          10,608               10,860
           10/28/06          10,608               10,860
           10/29/06          10,608               10,860
           10/30/06          10,604               10,856
           10/31/06          10,596               10,851
           11/01/06          10,528               10,843
           11/02/06          10,516               10,844
           11/03/06          10,516               10,856
           11/04/06          10,516               10,856
           11/05/06          10,516               10,856
           11/06/06          10,572               10,871
           11/07/06          10,576               10,871
           11/08/06          10,588               10,875
           11/09/06          10,572               10,871
           11/10/06          10,584               10,877
           11/11/06          10,584               10,877
           11/12/06          10,584               10,877
           11/13/06          10,588               10,876
           11/14/06          10,632               10,886
           11/15/06          10,652               10,892
           11/16/06          10,640               10,900
           11/17/06          10,644               10,896
           11/18/06          10,644               10,896
           11/19/06          10,644               10,896
           11/20/06          10,644               10,900
           11/21/06          10,652               10,913
           11/22/06          10,660               10,927
           11/23/06          10,660               10,927
           11/24/06          10,668               10,931
           11/25/06          10,668               10,931
           11/26/06          10,668               10,931
           11/27/06          10,608               10,906
           11/28/06          10,628               10,913
           11/29/06          10,688               10,946
           11/30/06          10,716               10,960
           12/01/06          10,712               10,967
           12/02/06          10,712               10,967
           12/03/06          10,712               10,967
           12/04/06          10,756               10,978
           12/05/06          10,772               10,992
           12/06/06          10,756               10,997
           12/07/06          10,744               11,014
           12/08/06          10,737               11,020
           12/09/06          10,737               11,020
           12/10/06          10,737               11,020
           12/11/06          10,749               11,031
           12/12/06          10,729               11,023
           12/13/06          10,729               11,032
           12/14/06          10,762               11,038
           12/15/06          10,758               11,032
           12/16/06          10,758               11,032
           12/17/06          10,758               11,032
           12/18/06          10,745               11,028
           12/19/06          10,766               11,041
           12/20/06          10,758               11,048
           12/21/06          10,737               11,048
           12/22/06          10,713               11,041
           12/23/06          10,713               11,041
           12/24/06          10,713               11,041
           12/25/06          10,713               11,041
           12/26/06          10,741               11,049
           12/27/06          10,786               11,066
           12/28/06          10,774               11,070
           12/29/06          10,749               11,072
           12/30/06          10,749               11,072
           12/31/06          10,749               11,072


AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/06
--------------------------------------------------------------------------------
                                                                        SINCE
                                                             ONE      INCEPTION
                                                            YEAR      (11/29/05)
--------------------------------------------------------------------------------
ABSOLUTE RETURN STRATEGIES FUND                             6.64%        6.87%
DOW JONES HEDGE FUND BALANCED PORTFOLIO INDEX               9.94%        9.81%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE DOW JONES HEDGE FUND BALANCED PORTFOLIO INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                    ABSOLUTE RETURN             ABSOLUTED RETURN
                                    STRATEGIES FUND             STRATEGIES FUND
                                    LONG HOLDINGS               SHORT HOLDINGS
CONSUMER DISCRETIONARY                    7.1%                         -2.6%
CONSUMER STAPLES                          3.0%                         -2.9%
ENERGY                                    3.6%                         -2.9%
FINANCIALS                               11.6%                         -7.5%
HEALTH CARE                               4.8%                         -3.2%
INDUSTRIALS                               6.6%                         -3.0%
INFORMATION TECHNOLOGY                    6.2%                         -6.0%
MATERIALS                                 2.3%                         -1.3%
TELECOMMUNICATION SERVICES                3.0%                         -0.5%
UTILITIES                                 2.5%                         -1.3%
EXCHANGE TRADED FUND                      3.9%
FUTURES CONTRACTS                        34.8%                         -8.1%
CDXI SWAP AGREEMENTS                     31.1%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST LONG HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
iShares GSCI Commodity Indexed Trust                                       3.9%
Verizon Communications, Inc.                                               0.6%
ConocoPhillips                                                             0.6%
J.P. Morgan Chase & Co.                                                    0.5%
BellSouth Corp.                                                            0.5%
Tyco International, Ltd.                                                   0.5%
WellPoint, Inc.                                                            0.5%
MetLife, Inc.                                                              0.4%
Washington Mutual, Inc.                                                    0.4%
McKesson Corp.                                                             0.4%
--------------------------------------------------------------------------------
Top Ten Total                                                              8.3%
--------------------------------------------------------------------------------

"Ten Largest Long Holdings" exclude any temporary cash or derivative instruments.


                                      THE RYDEX VARIABLE TRUST ANNUAL REPORT | 5

PERFORMANCE REPORTS AND FUND PROFILES (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

HEDGED EQUITY FUND

OBJECTIVE: To provide capital appreciation consistent with the return and risk characteristics of the long/short hedge fund universe. The secondary objective is to achieve these returns with low correlation to, and less volatility than equity indices.

INCEPTION: November 29, 2005

Long/short hedge funds were up 8.26% in 2006 as measured by the Dow Jones Hedge Fund Equity Long/Short Index. Long/short funds had a sharp correction in May but managed to regain their footing amid rising equity markets.

Rydex Hedged Equity Fund rose 8.20% and tracked the Dow Jones Hedge Fund Equity Long/Short Index closely for most of the year. The Fund benefited from exposure to domestic equities and long/short positions in favor of value stocks. Exposure to momentum strategies and a tilt toward growth stocks detracted from performance.

Relative to equities, the Fund had a daily correlation of 92% versus the S&P 500 Index. The standard deviation of the Fund's daily returns was about one-fifth less than the S&P 500 Index.

                          CUMULATIVE FUND PERFORMANCE:
                      NOVEMBER 29, 2005 - DECEMBER 31, 2006

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                         DOW JONES HEDGE FUND
      DATE                 HEDGED EQUITY FUND            EQUITY LONG/SHORT INDEX
   11/29/2005                    10,000                         10,000
   11/30/2005                     9,980                         10,013
    12/1/2005                    10,092                         10,099
    12/2/2005                    10,084                         10,096
    12/3/2005                    10,084                         10,096
    12/4/2005                    10,084                         10,096
    12/5/2005                    10,080                         10,096
    12/6/2005                    10,092                         10,120
    12/7/2005                    10,064                         10,096
    12/8/2005                    10,080                         10,129
    12/9/2005                    10,092                         10,127
   12/10/2005                    10,092                         10,127
   12/11/2005                    10,092                         10,127
   12/12/2005                    10,100                         10,146
   12/13/2005                    10,112                         10,151
   12/14/2005                    10,132                         10,159
   12/15/2005                    10,124                         10,139
   12/16/2005                    10,104                         10,112
   12/17/2005                    10,104                         10,112
   12/18/2005                    10,104                         10,112
   12/19/2005                    10,044                         10,061
   12/20/2005                    10,064                         10,073
   12/21/2005                    10,120                         10,122
   12/22/2005                    10,158                         10,150
   12/23/2005                    10,174                         10,156
   12/24/2005                    10,174                         10,156
   12/25/2005                    10,174                         10,156
   12/26/2005                    10,174                         10,156
   12/27/2005                    10,106                         10,077
   12/28/2005                    10,142                         10,117
   12/29/2005                    10,122                         10,111
   12/30/2005                    10,094                         10,114
   12/31/2005                    10,094                         10,114
     1/1/2006                    10,094                         10,114
     1/2/2006                    10,094                         10,114
     1/3/2006                    10,202                         10,232
     1/4/2006                    10,262                         10,284
     1/5/2006                    10,290                         10,260
     1/6/2006                    10,378                         10,339
     1/7/2006                    10,378                         10,339
     1/8/2006                    10,378                         10,339
     1/9/2006                    10,430                         10,343
    1/10/2006                    10,450                         10,376
    1/11/2006                    10,474                         10,395
    1/12/2006                    10,446                         10,357
    1/13/2006                    10,450                         10,388
    1/14/2006                    10,450                         10,388
    1/15/2006                    10,450                         10,388
    1/16/2006                    10,450                         10,388
    1/17/2006                    10,430                         10,370
    1/18/2006                    10,398                         10,329
    1/19/2006                    10,462                         10,423
    1/20/2006                    10,378                         10,361
    1/21/2006                    10,378                         10,361
    1/22/2006                    10,378                         10,361
    1/23/2006                    10,418                         10,407
    1/24/2006                    10,482                         10,460
    1/25/2006                    10,454                         10,420
    1/26/2006                    10,510                         10,478
    1/27/2006                    10,546                         10,525
    1/28/2006                    10,546                         10,525
    1/29/2006                    10,546                         10,525
    1/30/2006                    10,578                         10,576
    1/31/2006                    10,623                         10,601
     2/1/2006                    10,578                         10,590
     2/2/2006                    10,494                         10,524
     2/3/2006                    10,490                         10,526
     2/4/2006                    10,490                         10,526
     2/5/2006                    10,490                         10,526
     2/6/2006                    10,510                         10,576
     2/7/2006                    10,422                         10,458
     2/8/2006                    10,450                         10,466
     2/9/2006                    10,418                         10,458
    2/10/2006                    10,414                         10,431
    2/11/2006                    10,414                         10,431
    2/12/2006                    10,414                         10,431
    2/13/2006                    10,358                         10,368
    2/14/2006                    10,390                         10,403
    2/15/2006                    10,406                         10,401
    2/16/2006                    10,454                         10,476
    2/17/2006                    10,462                         10,467
    2/18/2006                    10,462                         10,467
    2/19/2006                    10,462                         10,467
    2/20/2006                    10,462                         10,467
    2/21/2006                    10,470                         10,484
    2/22/2006                    10,534                         10,492
    2/23/2006                    10,526                         10,495
    2/24/2006                    10,558                         10,529
    2/25/2006                    10,558                         10,529
    2/26/2006                    10,558                         10,529
    2/27/2006                    10,554                         10,505
    2/28/2006                    10,494                         10,462
     3/1/2006                    10,562                         10,523
     3/2/2006                    10,574                         10,555
     3/3/2006                    10,558                         10,534
     3/4/2006                    10,558                         10,534
     3/5/2006                    10,558                         10,534
     3/6/2006                    10,438                         10,486
     3/7/2006                    10,358                         10,409
     3/8/2006                    10,346                         10,387
     3/9/2006                    10,318                         10,391
    3/10/2006                    10,370                         10,434
    3/11/2006                    10,370                         10,434
    3/12/2006                    10,370                         10,434
    3/13/2006                    10,414                         10,470
    3/14/2006                    10,498                         10,521
    3/15/2006                    10,570                         10,564
    3/16/2006                    10,570                         10,554
    3/17/2006                    10,582                         10,568
    3/18/2006                    10,582                         10,568
    3/19/2006                    10,582                         10,568
    3/20/2006                    10,558                         10,554
    3/21/2006                    10,486                         10,524
    3/22/2006                    10,534                         10,552
    3/23/2006                    10,514                         10,564
    3/24/2006                    10,550                         10,602
    3/25/2006                    10,550                         10,602
    3/26/2006                    10,550                         10,602
    3/27/2006                    10,546                         10,602
    3/28/2006                    10,502                         10,594
    3/29/2006                    10,566                         10,667
    3/30/2006                    10,550                         10,705
    3/31/2006                    10,550                         10,687
     4/1/2006                    10,550                         10,687
     4/2/2006                    10,550                         10,687
     4/3/2006                    10,562                         10,733
     4/4/2006                    10,578                         10,752
     4/5/2006                    10,655                         10,806
     4/6/2006                    10,643                         10,850
     4/7/2006                    10,570                         10,791
     4/8/2006                    10,570                         10,791
     4/9/2006                    10,570                         10,791
    4/10/2006                    10,546                         10,784
    4/11/2006                    10,486                         10,705
    4/12/2006                    10,518                         10,709
    4/13/2006                    10,526                         10,726
    4/14/2006                    10,526                         10,726
    4/15/2006                    10,526                         10,726
    4/16/2006                    10,526                         10,726
    4/17/2006                    10,526                         10,736
    4/18/2006                    10,643                         10,855
    4/19/2006                    10,663                         10,921
    4/20/2006                    10,651                         10,916
    4/21/2006                    10,663                         10,965
    4/22/2006                    10,663                         10,965
    4/23/2006                    10,663                         10,965
    4/24/2006                    10,639                         10,929
    4/25/2006                    10,627                         10,901
    4/26/2006                    10,659                         10,905
    4/27/2006                    10,623                         10,851
    4/28/2006                    10,675                         10,877
    4/29/2006                    10,675                         10,877
    4/30/2006                    10,675                         10,877
     5/1/2006                    10,687                         10,878
     5/2/2006                    10,755                         10,966
     5/3/2006                    10,755                         10,947
     5/4/2006                    10,759                         10,983
     5/5/2006                    10,835                         11,041
     5/6/2006                    10,835                         11,041
     5/7/2006                    10,835                         11,041
     5/8/2006                    10,831                         11,066
     5/9/2006                    10,831                         11,094
    5/10/2006                    10,819                         11,091
    5/11/2006                    10,723                         11,022
    5/12/2006                    10,611                         10,886
    5/13/2006                    10,611                         10,886
    5/14/2006                    10,611                         10,886
    5/15/2006                    10,574                         10,757
    5/16/2006                    10,566                         10,713
    5/17/2006                    10,446                         10,605
    5/18/2006                    10,374                         10,517
    5/19/2006                    10,410                         10,520
    5/20/2006                    10,410                         10,520
    5/21/2006                    10,410                         10,520
    5/22/2006                    10,362                         10,369
    5/23/2006                    10,346                         10,413
    5/24/2006                    10,318                         10,332
    5/25/2006                    10,454                         10,433
    5/26/2006                    10,506                         10,538
    5/27/2006                    10,506                         10,538
    5/28/2006                    10,506                         10,538
    5/29/2006                    10,506                         10,538
    5/30/2006                    10,358                         10,419
    5/31/2006                    10,438                         10,494
     6/1/2006                    10,538                         10,540
     6/2/2006                    10,554                         10,576
     6/3/2006                    10,554                         10,576
     6/4/2006                    10,554                         10,576
     6/5/2006                    10,382                         10,452
     6/6/2006                    10,362                         10,346
     6/7/2006                    10,294                         10,245
     6/8/2006                    10,290                         10,133
     6/9/2006                    10,266                         10,159
    6/10/2006                    10,266                         10,159
    6/11/2006                    10,266                         10,159
    6/12/2006                    10,130                          9,998
    6/13/2006                    10,050                          9,829
    6/14/2006                    10,090                          9,897
    6/15/2006                    10,290                         10,139
    6/16/2006                    10,246                         10,113
    6/17/2006                    10,246                         10,113
    6/18/2006                    10,246                         10,113
    6/19/2006                    10,154                         10,021
    6/20/2006                    10,146                         10,011
    6/21/2006                    10,238                         10,099
    6/22/2006                    10,230                         10,102
    6/23/2006                    10,254                         10,143
    6/24/2006                    10,254                         10,143
    6/25/2006                    10,254                         10,143
    6/26/2006                    10,318                         10,149
    6/27/2006                    10,258                         10,083
    6/28/2006                    10,282                         10,094
    6/29/2006                    10,458                         10,251
    6/30/2006                    10,482                         10,335
     7/1/2006                    10,482                         10,335
     7/2/2006                    10,482                         10,335
     7/3/2006                    10,562                         10,379
     7/4/2006                    10,562                         10,379
     7/5/2006                    10,486                         10,304
     7/6/2006                    10,506                         10,312
     7/7/2006                    10,454                         10,256
     7/8/2006                    10,454                         10,256
     7/9/2006                    10,454                         10,256
    7/10/2006                    10,458                         10,242
    7/11/2006                    10,478                         10,264
    7/12/2006                    10,394                         10,240
    7/13/2006                    10,286                         10,126
    7/14/2006                    10,254                         10,072
    7/15/2006                    10,254                         10,072
    7/16/2006                    10,254                         10,072
    7/17/2006                    10,218                          9,989
    7/18/2006                    10,238                          9,979
    7/19/2006                    10,382                         10,113
    7/20/2006                    10,290                         10,012
    7/21/2006                    10,230                          9,901
    7/22/2006                    10,230                          9,901
    7/23/2006                    10,230                          9,901
    7/24/2006                    10,354                          9,980
    7/25/2006                    10,418                         10,044
    7/26/2006                    10,406                         10,062
    7/27/2006                    10,358                         10,043
    7/28/2006                    10,454                         10,102
    7/29/2006                    10,454                         10,102
    7/30/2006                    10,454                         10,102
    7/31/2006                    10,462                         10,138
     8/1/2006                    10,438                         10,106
     8/2/2006                    10,478                         10,152
     8/3/2006                    10,502                         10,151
     8/4/2006                    10,474                         10,141
     8/5/2006                    10,474                         10,141
     8/6/2006                    10,474                         10,141
     8/7/2006                    10,450                         10,123
     8/8/2006                    10,418                         10,108
     8/9/2006                    10,378                         10,138
    8/10/2006                    10,390                         10,158
    8/11/2006                    10,350                         10,127
    8/12/2006                    10,350                         10,127
    8/13/2006                    10,350                         10,127
    8/14/2006                    10,342                         10,111
    8/15/2006                    10,446                         10,184
    8/16/2006                    10,514                         10,246
    8/17/2006                    10,510                         10,244
    8/18/2006                    10,542                         10,262
    8/19/2006                    10,542                         10,262
    8/20/2006                    10,542                         10,262
    8/21/2006                    10,502                         10,268
    8/22/2006                    10,510                         10,288
    8/23/2006                    10,458                         10,253
    8/24/2006                    10,462                         10,241
    8/25/2006                    10,474                         10,262
    8/26/2006                    10,474                         10,262
    8/27/2006                    10,474                         10,262
    8/28/2006                    10,498                         10,258
    8/29/2006                    10,534                         10,277
    8/30/2006                    10,542                         10,297
    8/31/2006                    10,546                         10,320
     9/1/2006                    10,595                         10,375
     9/2/2006                    10,595                         10,375
     9/3/2006                    10,595                         10,375
     9/4/2006                    10,595                         10,375
     9/5/2006                    10,647                         10,423
     9/6/2006                    10,542                         10,348
     9/7/2006                    10,518                         10,312
     9/8/2006                    10,518                         10,303
     9/9/2006                    10,518                         10,303
    9/10/2006                    10,518                         10,303
    9/11/2006                    10,510                         10,257
    9/12/2006                    10,586                         10,280
    9/13/2006                    10,631                         10,330
    9/14/2006                    10,615                         10,321
    9/15/2006                    10,607                         10,321
    9/16/2006                    10,607                         10,321
    9/17/2006                    10,607                         10,321
    9/18/2006                    10,615                         10,348
    9/19/2006                    10,566                         10,315
    9/20/2006                    10,607                         10,320
    9/21/2006                    10,562                         10,315
    9/22/2006                    10,534                         10,276
    9/23/2006                    10,534                         10,276
    9/24/2006                    10,534                         10,276
    9/25/2006                    10,566                         10,265
    9/26/2006                    10,615                         10,302
    9/27/2006                    10,607                         10,332
    9/28/2006                    10,586                         10,338
    9/29/2006                    10,574                         10,343
    9/30/2006                    10,574                         10,343
    10/1/2006                    10,574                         10,343
    10/2/2006                    10,566                         10,326
    10/3/2006                    10,558                         10,285
    10/4/2006                    10,631                         10,326
    10/5/2006                    10,655                         10,413
    10/6/2006                    10,627                         10,392
    10/7/2006                    10,627                         10,392
    10/8/2006                    10,627                         10,392
    10/9/2006                    10,627                         10,391
   10/10/2006                    10,639                         10,418
   10/11/2006                    10,615                         10,392
   10/12/2006                    10,695                         10,463
   10/13/2006                    10,719                         10,497
   10/14/2006                    10,719                         10,497
   10/15/2006                    10,719                         10,497
   10/16/2006                    10,747                         10,533
   10/17/2006                    10,707                         10,494
   10/18/2006                    10,723                         10,505
   10/19/2006                    10,759                         10,570
   10/20/2006                    10,723                         10,585
   10/21/2006                    10,723                         10,585
   10/22/2006                    10,723                         10,585
   10/23/2006                    10,771                         10,603
   10/24/2006                    10,799                         10,626
   10/25/2006                    10,839                         10,663
   10/26/2006                    10,871                         10,703
   10/27/2006                    10,791                         10,674
   10/28/2006                    10,791                         10,674
   10/29/2006                    10,791                         10,674
   10/30/2006                    10,787                         10,641
   10/31/2006                    10,775                         10,647
    11/1/2006                    10,659                         10,623
    11/2/2006                    10,639                         10,622
    11/3/2006                    10,619                         10,670
    11/4/2006                    10,619                         10,670
    11/5/2006                    10,619                         10,670
    11/6/2006                    10,703                         10,726
    11/7/2006                    10,715                         10,742
    11/8/2006                    10,731                         10,747
    11/9/2006                    10,687                         10,754
   11/10/2006                    10,719                         10,732
   11/11/2006                    10,719                         10,732
   11/12/2006                    10,719                         10,732
   11/13/2006                    10,735                         10,731
   11/14/2006                    10,807                         10,755
   11/15/2006                    10,839                         10,785
   11/16/2006                    10,831                         10,764
   11/17/2006                    10,827                         10,755
   11/18/2006                    10,827                         10,755
   11/19/2006                    10,827                         10,755
   11/20/2006                    10,835                         10,762
   11/21/2006                    10,839                         10,833
   11/22/2006                    10,855                         10,864
   11/23/2006                    10,855                         10,864
   11/24/2006                    10,843                         10,864
   11/25/2006                    10,843                         10,864
   11/26/2006                    10,843                         10,864
   11/27/2006                    10,731                         10,782
   11/28/2006                    10,755                         10,789
   11/29/2006                    10,839                         10,870
   11/30/2006                    10,863                         10,893
    12/1/2006                    10,851                         10,881
    12/2/2006                    10,851                         10,881
    12/3/2006                    10,851                         10,881
    12/4/2006                    10,927                         10,935
    12/5/2006                    10,955                         10,949
    12/6/2006                    10,939                         10,949
    12/7/2006                    10,915                         10,965
    12/8/2006                    10,922                         10,980
    12/9/2006                    10,922                         10,980
   12/10/2006                    10,922                         10,980
   12/11/2006                    10,934                         10,980
   12/12/2006                    10,897                         10,950
   12/13/2006                    10,905                         10,966
   12/14/2006                    10,951                         10,990
   12/15/2006                    10,955                         10,981
   12/16/2006                    10,955                         10,981
   12/17/2006                    10,955                         10,981
   12/18/2006                    10,918                         10,936
   12/19/2006                    10,938                         10,940
   12/20/2006                    10,922                         10,937
   12/21/2006                    10,893                         10,908
   12/22/2006                    10,855                         10,888
   12/23/2006                    10,855                         10,888
   12/24/2006                    10,855                         10,888
   12/25/2006                    10,855                         10,888
   12/26/2006                    10,913                         10,899
   12/27/2006                    10,992                         10,961
   12/28/2006                    10,967                         10,962
   12/29/2006                    10,922                         10,949
   12/30/2006                    10,922                         10,949
   12/31/2006                    10,922                         10,949


AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/06
--------------------------------------------------------------------------------
                                                                        SINCE
                                                            ONE       INCEPTION
                                                           YEAR       (11/29/05)
--------------------------------------------------------------------------------
HEDGED EQUITY FUND                                        8.20%          8.44%
DOW JONES HEDGE FUND EQUITY LONG/SHORT INDEX              8.26%          8.69%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE DOW JONES HEDGE FUND EQUITY LONG/SHORT INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                      HEDGED EQUITY FUND     HEDGED EQUITY FUND
                                      LONG HOLDINGS          SHORT HOLDINGS
OTHER                                       5.2%                   -3.8%
CONSUMER DISCRETIONARY                      7.3%                   -5.0%
CONSUMER STAPLES                            4.9%                   -4.9%
ENERGY                                      4.6%                   -4.7%
FINANCIALS                                 11.0%                   -9.8%
HEALTH CARE                                 5.0%                   -5.1%
INDUSTRIALS                                 6.6%                   -5.2%
INFORMATION TECHNOLOGY                      5.3%                   -8.0%
TELECOMMUNICATION SERVICES                  3.5%
FUTURES CONTRACTS                          55.4%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST LONG HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                                    1.2%
Verizon Communications, Inc.                                               0.9%
Reynolds American Inc.                                                     0.9%
ConocoPhillips                                                             0.8%
BellSouth Corp.                                                            0.7%
McKesson Corp.                                                             0.7%
Tyco International, Ltd.                                                   0.7%
WellPoint, Inc.                                                            0.7%
Goldman Sachs Group, Inc.                                                  0.6%
Boeing Co.                                                                 0.6%
--------------------------------------------------------------------------------
Top Ten Total                                                              7.8%
--------------------------------------------------------------------------------

"Ten Largest Long Holdings" exclude any temporary cash or derivative instruments.


6 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS                                        December 31, 2006
--------------------------------------------------------------------------------
    ABSOLUTE RETURN STRATEGIES FUND
--------------------------------------------------------------------------------
                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS 50.7%

FINANCIALS 11.6%
  REAL ESTATE 3.4%
  Equity Office Properties Trust                        1,760      $     84,779
  Newkirk Realty Trust Co., Inc.                        3,120            56,285
  Columbia Equity Trust, Inc.                           2,910            55,610
  MortgageIT Holdings, Inc.                             3,750            55,312
  CentraCore Properties Trust                           1,710            55,284
  Trustreet Properties, Inc.                            3,280            55,268
  Longview Fibre Co.                                    2,510            55,094
  Reckson Associates Realty Corp.                       1,200            54,720
  Government Properties Trust,
    Inc.                                                5,150            54,590
  Realogy Corp.*                                        1,800            54,576
  Brookfield Asset Management,
    Inc. -- Class A                                       500            24,090
  KIMCO Realty Corp.                                      520            23,374
  Liberty Property Trust                                  400            19,656
  Brookfield Properties Corp.                             460            18,092
  Forest City Enterprises, Inc. --
    Class A                                               250            14,600
  Apartment Investment &
    Management Co. -- Class A                             230            12,885
  The St. Joe Co.                                         200            10,714
  Jones Lang LaSalle, Inc.                                100             9,217
  General Growth Properties, Inc.                         120             6,268
  Equity Residential                                      120             6,090
  ProLogis                                                100             6,077
  Host Hotels & Resorts, Inc.                             240             5,892
  Public Storage, Inc.                                     60             5,850
  Archstone-Smith Trust                                   100             5,821
  CB Richard Ellis Group, Inc. --
    Class A*                                              170             5,644
  AvalonBay Communities, Inc.                              40             5,202
  Developers Diversified Realty
    Corp.                                                  70             4,406
  Macerich Co.                                             50             4,329
                                                                   ------------
  TOTAL REAL ESTATE                                                     769,725
                                                                   ------------
  INSURANCE 2.7%
  MetLife, Inc.                                         1,620            95,596
  Hartford Financial Services
    Group, Inc.                                           820            76,514
  Chubb Corp.                                           1,280            67,725
  Direct General Corp.                                  2,670            55,109
  Universal American Financial Corp.*                   2,950            54,988
  UnumProvident Corp.                                   2,370            49,249
  Cincinnati Financial Corp.                              860            38,967
  SAFECO Corp.                                            590            36,904
  Genworth Financial, Inc. -- Class A                   1,020            34,894
  Old Republic International Corp.                      1,410            32,825
  Fidelity National Financial, Inc. --
    Class A                                             1,210            28,895
  Ohio Casualty Corp.                                     650            19,376

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------

  First American Corp.                                    430      $     17,492
  American Financial Group, Inc.                          300            10,773
                                                                   ------------
  TOTAL INSURANCE                                                       619,307
                                                                   ------------
  BANKS 2.0%
  State National Bancshares, Inc.                       1,440            55,425
  TD Banknorth, Inc.                                    1,710            55,199
  Interchange Financial Services
    Corp.                                               2,400            55,176
  Mid-State Bancshares                                  1,510            54,949
  Mercantile Bankshares Corp.                           1,170            54,744
  Republic Bancorp, Inc.                                4,000            53,840
  Sky Financial Group, Inc.                             1,850            52,799
  National City Corp.                                   1,318            48,186
  SVB Financial Group*                                    250            11,655
  FirstMerit Corp.                                        220             5,311
                                                                   ------------
  TOTAL BANKS                                                           447,284
                                                                   ------------
  DIVERSIFIED FINANCIALS 1.2%
  J.P. Morgan Chase & Co.                               2,370           114,471
  CIT Group, Inc.                                       1,390            77,520
  Cbot Holdings, Inc.*                                    350            53,015
  Leucadia National Corp.                                 780            21,996
                                                                   ------------
  TOTAL DIVERSIFIED FINANCIALS                                          267,002
                                                                   ------------
  THRIFTS & MORTGAGE FINANCE 1.1%
  Washington Mutual, Inc.                               2,040            92,800
  Pennfed Financial Services,                           2,860            55,255
  Sovereign Bancorp, Inc.                               1,220            30,976
  Radian Group, Inc.                                      550            29,651
  IndyMac Bancorp, Inc.                                   370            16,709
  First Niagara Financial Group, Inc.                     770            11,442
                                                                   ------------
  TOTAL THRIFTS & MORTGAGE FINANCE                                      236,833
                                                                   ------------
  CAPITAL MARKETS 0.8%
  Lehman Brothers Holdings, Inc.                          740            57,809
  Bank of New York Co., Inc.                            1,390            54,724
  Goldman Sachs Group, Inc.                               240            47,844
  A.G. Edwards, Inc.                                      190            12,025
  Raymond James Financial, Inc.                           340            10,306
                                                                   ------------
  TOTAL CAPITAL MARKETS                                                 182,708
                                                                   ------------
  CONSUMER FINANCE 0.4%
  Capital One Financial Corp.                             580            44,556
  AmeriCredit Corp.*                                    1,550            39,013
                                                                   ------------
  TOTAL CONSUMER FINANCE                                                 83,569
                                                                   ------------
TOTAL FINANCIALS                                                      2,606,428
                                                                   ------------
CONSUMER DISCRETIONARY 7.1%
  MEDIA 1.7%
  Univision Communications, Inc. --
    Class A*                                            1,560            55,255
  Cablevision Sys Corp. -- Cl A                         1,940            55,251
  Advo, Inc.                                            1,690            55,094
  Clear Channel Communications,
    Inc.                                                1,550            55,087
  Walt Disney Co.                                       1,260            43,180
  Gannett Co., Inc.                                       700            42,322


See Notes to Financial Statements.    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 7

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2006
--------------------------------------------------------------------------------
    ABSOLUTE RETURN STRATEGIES FUND
--------------------------------------------------------------------------------
                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------
  Reader's Digest Association, Inc.                     1,980      $     33,066
  Comcast Corp. -- Class A*                               590            24,975
  Media General, Inc.                                     280            10,408
  Westwood One, Inc.                                      870             6,142
                                                                   ------------
  TOTAL MEDIA                                                           380,780
                                                                   ------------
  HOTELS, RESTAURANTS & LEISURE 1.4%
  Aztar Corp.*                                          1,020            55,508
  Four Seasons Hotels, Inc.                               670            54,933
  OSI Restaurant Partners, Inc.                         1,400            54,880
  Station Casinos, Inc.                                   670            54,719
  Harrah's Entertainment, Inc.                            410            33,915
  Riviera Holdings Corp.*                                 405             9,785
  McDonald's Corp.                                        220             9,753
  Carnival Corp.                                          170             8,338
  Las Vegas Sands Corp.*                                   80             7,158
  MGM Mirage, Inc.*                                        90             5,162
  Hilton Hotels Corp.                                     140             4,886
  Yum! Brands, Inc.                                        80             4,704
  Starwood Hotels & Resorts
    Worldwide, Inc.                                        70             4,375
  Royal Caribbean Cruises Ltd.                            100             4,138
  Wynn Resorts Ltd.                                        40             3,754
  Wyndham Worldwide Corp.*                                100             3,202
  Tim Hortons, Inc.                                       110             3,186
                                                                   ------------
  TOTAL HOTELS, RESTAURANTS & LEISURE                                   322,396
                                                                   ------------
  SPECIALTY RETAIL 0.8%
  Eddie Bauer Holdings, Inc.*                           6,100            55,266
  The Gap, Inc.                                         2,200            42,900
  AutoNation, Inc.*                                     1,120            23,879
  Regis Corp.                                             550            21,747
  GameStop Corp. -- Class A*                              300            16,533
  AnnTaylor Stores Corp.*                                 250             8,210
  American Eagle Outfitters, Inc.                         230             7,178
  Rent-A-Center, Inc.*                                    130             3,836
                                                                   ------------
  TOTAL SPECIALTY RETAIL                                                179,549
                                                                   ------------
  HOUSEHOLD DURABLES 0.7%
  Yankee Candle Co., Inc.                               1,610            55,191
  Lennar Corp. -- Class A                                 740            38,821
  Whirlpool Corp.                                         360            29,887
  American Greetings Corp. --
    Class A                                               570            13,606
  Toll Brothers, Inc.*                                    370            11,925
  Furniture Brands International, Inc.                    650            10,550
  Pulte Homes, Inc.                                       170             5,630
  KB HOME                                                  80             4,102
  Ryland Group, Inc.                                       50             2,731
                                                                   ------------
  TOTAL HOUSEHOLD DURABLES                                              172,443
                                                                   ------------

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------
  AUTO COMPONENTS 0.6%
  Johnson Controls, Inc.                                  790      $     67,877
  Bandag, Inc.                                            960            48,413
  Modine Manufacturing Co.                                420            10,512
  Goodyear Tire & Rubber Co.*                             490            10,285
                                                                   ------------
  TOTAL AUTO COMPONENTS                                                 137,087
                                                                   ------------
  MULTILINE RETAIL 0.6%
  Federated Department Stores, Inc.                     2,030            77,404
  J.C. Penney Co., Inc.                                   420            32,491
  Kohl's Corp.*                                           180            12,317
  Dillard's, Inc. -- Class A                              130             4,546
  Big Lots, Inc.*                                         180             4,126
                                                                   ------------
  TOTAL MULTILINE RETAIL                                                130,884
                                                                   ------------
  TEXTILES & APPAREL 0.4%
  Hanesbrands, Inc.*                                      750            17,715
  Nike, Inc. -- Class B                                   140            13,864
  VF Corp.                                                100             8,208
  Polo Ralph Lauren Corp.                                 100             7,766
  Liz Claiborne, Inc.                                     130             5,650
  Jones Apparel Group, Inc.                               150             5,014
  Phillips-Van Heusen Corp.                                90             4,515
  Gildan Activewear, Inc.*                                 90             4,197
  Under Armour, Inc.*                                      80             4,036
  Columbia Sportswear Co.                                  70             3,899
  Timberland Co. -- Class A*                              120             3,790
  Quiksilver, Inc.*                                       230             3,623
  Wolverine World Wide, Inc.                              120             3,422
  Fossil, Inc.*                                           150             3,387
  Carter's, Inc.*                                         110             2,805
                                                                   ------------
  TOTAL TEXTILES & APPAREL                                               91,891
                                                                   ------------
  LEISURE EQUIPMENT & PRODUCTS 0.4%
  Brunswick Corp.                                         900            28,710
  Eastman Kodak Co.                                       540            13,932
  Hasbro, Inc.                                            410            11,173
  Callaway Golf Co.                                       730            10,519
  Polaris Industries, Inc.                                160             7,493
  Pool Corp.                                              190             7,442
  Marvel Entertainment, Inc.*                             270             7,266
  RC2 Corp.*                                              120             5,280
                                                                   ------------
  TOTAL LEISURE EQUIPMENT & PRODUCTS                                     91,815
                                                                   ------------
  INTERNET & CATALOG RETAIL 0.3%
  IAC/InterActiveCorp*                                    510            18,951
  Expedia, Inc.*                                          730            15,315
  Nutri/System, Inc.*                                     120             7,607
  Priceline.com, Inc.*                                    150             6,541
  VistaPrint Ltd.*                                        170             5,629
  Netflix, Inc.*                                          210             5,431
  Coldwater Creek, Inc.*                                  140             3,433
                                                                   ------------
  TOTAL INTERNET & CATALOG RETAIL                                        62,907
                                                                   ------------


8 | THE RYDEX VARIABLE TRUST ANNUAL REPORT    See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2006
--------------------------------------------------------------------------------
    ABSOLUTE RETURN STRATEGIES FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------

  AUTOMOBILES 0.1%
  Ford Motor Co.                                        2,480      $     18,625
                                                                   ------------
  TOTAL AUTOMOBILES                                                      18,625
                                                                   ------------
  COMMERCIAL SERVICES & SUPPLIES 0.1%
  Career Education Corp.*                                 500            12,390
                                                                   ------------
  TOTAL COMMERCIAL SERVICES & SUPPLIES                                   12,390
                                                                   ------------
TOTAL CONSUMER DISCRETIONARY                                          1,600,767
                                                                   ------------
INDUSTRIALS 6.6%
  COMMERCIAL SERVICES & SUPPLIES 1.6%
  Banta Corp.                                           1,870            68,068
  ARAMARK Corp. -- Class B                              1,650            55,192
  Sitel Corp.*                                         13,030            54,987
  Cornell Cos., Inc.*                                   2,970            54,440
  John H. Harland Co.                                   1,050            52,710
  Adesa, Inc.                                           1,880            52,170
  Manpower, Inc.                                          130             9,741
  Allied Waste Industries, Inc.*                          690             8,480
                                                                   ------------
  TOTAL COMMERCIAL SERVICES & SUPPLIES                                  355,788
                                                                   ------------
  AEROSPACE & DEFENSE 1.1%
  Northrop Grumman Corp.                                  970            65,669
  Boeing Co.                                              680            60,411
  Essex Corp.*                                          2,310            55,232
  Raytheon Co.                                            670            35,376
  Lockheed Martin Corp.                                   270            24,859
                                                                   ------------
  TOTAL AEROSPACE & DEFENSE                                             241,547
                                                                   ------------
  ROAD & RAIL 0.9%
  Norfolk Southern Corp.                                1,180            59,342
  RailAmerica, Inc.*                                    3,430            55,155
  Swift Transportation Co., Inc.*                       1,990            52,277
  YRC Worldwide, Inc.*                                    430            16,224
  CSX Corp.                                               460            15,838
  Avis Budget Group, Inc.                                 280             6,073
                                                                   ------------
  TOTAL ROAD & RAIL                                                     204,909
                                                                   ------------
  ELECTRICAL EQUIPMENT 0.6%
  American Power Conversion Corp.                       2,060            63,015
  ABB Ltd. -- SP ADR                                    1,110            19,958
  Emerson Electric Co.                                    330            14,543
  Rockwell Automation, Inc.                               120             7,330
  Cooper Industries Ltd. -- Class A                        80             7,234
  Roper Industries, Inc.*                                 110             5,526
  AMETEK, Inc.                                            150             4,776
  Thomas & Betts Corp.*                                    90             4,255
  Acuity Brands, Inc.                                      80             4,163
  Hubbell, Inc. -- Class B                                 90             4,069
  General Cable Corp.*                                     90             3,934
  Regal-Beloit Corp.                                       70             3,676
  Energy Conversion Devices, Inc.*                         70             2,379
  A.O. Smith Corp.                                         60             2,254
                                                                   ------------
  TOTAL ELECTRICAL EQUIPMENT                                            147,112
                                                                   ------------
  AIRLINES 0.6%
  Southwest Airlines Co.                                1,770            27,116
  Alaska Air Group, Inc.*                                 550            21,725

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------

  Ryanair Holdings PLC* -- SP ADR*                        170      $     13,855
  British Airways PLC -- SP ADR*                          130            13,425
  AMR Corp.*                                              340            10,278
  UAL Corp.*                                              210             9,240
  Continental Airlines, Inc. --
    Class B*                                              200             8,250
  US Airways Group, Inc.*                                 150             8,078
  JetBlue Airways Corp.*                                  440             6,248
  Gol Linhas Aereas Inteligentes
    SA -- SP ADR                                          170             4,874
  SkyWest, Inc.                                           170             4,337
  AirTran Holdings, Inc.*                                  70               822
                                                                   ------------
  TOTAL AIRLINES                                                        128,248
                                                                   ------------
  MACHINERY 0.6%
  Timken Co.                                            1,210            35,308
  Cummins, Inc.                                           280            33,090
  Lincoln Electric Holdings, Inc.                         300            18,126
  Paccar, Inc.                                            250            16,225
  Crane Co.                                               320            11,725
  AGCO Corp.*                                             220             6,807
  Trinity Industries, Inc.                                190             6,688
                                                                   ------------
  TOTAL MACHINERY                                                       127,969
                                                                   ------------
  BUILDING PRODUCTS 0.6%
  Jacuzzi Brands, Inc.*                                 4,470            55,562
  ElkCorp                                               1,340            55,061
  Masco Corp.                                             490            14,636
                                                                   ------------
  TOTAL BUILDING PRODUCTS                                               125,259
                                                                   ------------
  INDUSTRIAL CONGLOMERATES 0.5%
  Tyco International Ltd.                               3,470           105,488
  Sequa Corp. -- Class A*                                 120            13,807
                                                                   ------------
  TOTAL INDUSTRIAL CONGLOMERATES                                        119,295
                                                                   ------------
  TRADING COMPANIES & DISTRIBUTORS 0.1%
  United Rentals, Inc.*                                   780            19,836
                                                                   ------------
  TOTAL TRADING COMPANIES & DISTRIBUTORS                                 19,836
                                                                   ------------
  CONSTRUCTION & ENGINEERING 0.0%
  Granite Construction, Inc.                              220            11,070
                                                                   ------------
  TOTAL CONSTRUCTION & ENGINEERING                                       11,070
                                                                   ------------
TOTAL INDUSTRIALS                                                     1,481,033
                                                                   ------------
INFORMATION TECHNOLOGY 6.2%
  IT CONSULTING & SERVICES 1.7%
  Indus International, Inc.*                           14,660            55,561
  Kanbay International, Inc.*                           1,920            55,238
  Sabre Holdings Corp.                                  1,720            54,851
  TNS, Inc.*                                            2,700            51,975
  First Data Corp.                                      1,850            47,212
  Computer Sciences Corp.*                                800            42,696
  Affiliated Computer Services, Inc.
    -- Class A*                                           710            34,676
  BISYS Group, Inc.*                                    1,370            17,687
  Alliance Data Systems Corp.*                            210            13,119
  Ceridian Corp.*                                         460            12,871
                                                                   ------------
  TOTAL IT CONSULTING & SERVICES                                        385,886
                                                                   ------------


See Notes to Financial Statements.    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2006
--------------------------------------------------------------------------------
    ABSOLUTE RETURN STRATEGIES FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------

  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 1.0%
  Portalplayer, Inc.*                                   4,100      $     55,145
  PowerDsine Ltd.*                                      4,980            54,631
  Agere Systems, Inc.*                                  2,750            52,717
  Micron Technology, Inc.*                              1,660            23,174
  Cree, Inc.*                                             770            13,336
  Intersil Corp. -- Class A                               510            12,199
  Atmel Corp.*                                          1,470             8,894
                                                                   ------------
  TOTAL SEMICONDUCTOR & SEMICONDUCTOR
    EQUIPMENT                                                           220,096
                                                                   ------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 0.8%
  Symbol Technologies, Inc.                             3,690            55,129
  Pemstar, Inc.*                                       14,170            54,554
  Arrow Electronics, Inc.*                                880            27,764
  Vishay Intertechnology, Inc.*                         1,650            22,341
  Amphenol Corp. -- Class A                               230            14,278
  Sanmina-SCI Corp.*                                    2,660             9,177
  Newport Corp.*                                          270             5,657
                                                                   ------------
  TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                              188,900
                                                                   ------------
  INTERNET SOFTWARE & SERVICES 0.8%
  VitalStream Holdings, Inc.*                           5,600            56,224
  Digital Insight Corp.*                                1,430            55,041
  Netratings, Inc.*                                     3,110            54,456
  Yahoo!, Inc.*                                           680            17,367
                                                                   ------------
  TOTAL INTERNET SOFTWARE & SERVICES                                    183,088
                                                                   ------------
  COMMUNICATIONS EQUIPMENT 0.8%
  Alcatel-Lucent SA -- SP ADR                           3,700            52,614
  Motorola, Inc.                                        2,400            49,344
  Corning, Inc.*                                        2,050            38,355
  Plantronics, Inc.                                       490            10,388
  Polycom, Inc.*                                          310             9,582
  CommScope, Inc.*                                        260             7,925
  ADC Telecommunications, Inc.*                           260             3,778
                                                                   ------------
  TOTAL COMMUNICATIONS EQUIPMENT                                        171,986
                                                                   ------------
  SOFTWARE 0.6%
  Open Solutions, Inc.*                                 1,470            55,331
  Novell, Inc.*                                         4,180            25,916
  Compuware Corp.*                                      2,890            24,074
  BMC Software, Inc.*                                     470            15,134
  Mentor Graphics Corp.*                                  400             7,212
  Macrovision Corp.*                                      250             7,065
  Wind River Systems, Inc.*                               630             6,457
                                                                   ------------
  TOTAL SOFTWARE                                                        141,189
                                                                   ------------
  COMPUTERS & PERIPHERALS 0.5%
  McData Corp. -- Class A*                             10,650            59,107
  Sun Microsystems, Inc.*                               5,350            28,997
  Palm, Inc.*                                           1,840            25,926
                                                                   ------------
  TOTAL COMPUTERS & PERIPHERALS                                         114,030
                                                                   ------------
TOTAL INFORMATION TECHNOLOGY                                          1,405,175
                                                                   ------------

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------

HEALTH CARE 4.8%
  HEALTH CARE PROVIDERS & SERVICES 2.8%
  WellPoint, Inc.*                                      1,310      $    103,084
  McKesson Corp.                                        1,780            90,246
  Aetna, Inc.                                           1,620            69,951
  Caremark Rx, Inc.                                       980            55,968
  Per-Se Technologies, Inc.*                            1,990            55,282
  Horizon Health Corp.*                                 2,740            53,622
  AmerisourceBergen Corp.                                 990            44,510
  Community Health Systems, Inc.*                       1,170            42,728
  Coventry Health Care, Inc.*                             600            30,030
  Triad Hospitals, Inc.*                                  710            29,699
  LifePoint Hospitals, Inc.*                              640            21,568
  Health Net, Inc.*                                       410            19,951
  Covance, Inc.*                                          160             9,426
  Psychiatric Solutions, Inc.*                            180             6,754
                                                                   ------------
  TOTAL HEALTH CARE PROVIDERS & SERVICES                                632,819
                                                                   ------------
  BIOTECHNOLOGY 0.9%
  Sirna Therapeutics, Inc.*                             4,260            55,422
  Tanox, Inc.*                                          2,780            55,322
  ICOS Corp.*                                           1,630            55,078
  Biogen Idec, Inc.*                                      740            36,401
                                                                   ------------
  TOTAL BIOTECHNOLOGY                                                   202,223
                                                                   ------------
  HEALTH CARE EQUIPMENT & SUPPLIES 0.9%
  Biomet, Inc.                                          1,330            54,889
  Conor Medsystems, Inc.*                               1,750            54,827
  Stryker Corp.                                           720            39,679
  Bausch & Lomb, Inc.                                     330            17,180
  Thermo Electron Corp.                                   270            12,228
  Waters Corp.*                                           210            10,284
                                                                   ------------
  TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                189,087
                                                                   ------------
  PHARMACEUTICALS 0.2%
  Watson Pharmaceuticals, Inc.*                           940            24,468
  King Pharmaceuticals, Inc.*                           1,080            17,194
  Valeant Pharmaceuticals
    International                                         620            10,689
                                                                   ------------
  TOTAL PHARMACEUTICALS                                                  52,351
                                                                   ------------
TOTAL HEALTH CARE                                                     1,076,480
                                                                   ------------
ENERGY 3.6%
  OIL & GAS 2.4%
  ConocoPhillips                                        1,820           130,949
  Valero Energy Corp.                                   1,340            68,554
  Anadarko Petroleum Corp.                              1,380            60,058
  Apache Corp.                                            890            59,194
  Kinder Morgan, Inc.                                     520            54,990
  Giant Industries, Inc.*                                 730            54,713
  Peabody Energy Corp.                                  1,000            40,410
  Marathon Oil Corp.                                      340            31,450
  Pogo Producing Co.                                      440            21,314
  Overseas Shipholding Group, Inc.                        320            18,016
                                                                   ------------
  TOTAL OIL & GAS                                                       539,648
                                                                   ------------


10 | THE RYDEX VARIABLE TRUST ANNUAL REPORT   See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2006
--------------------------------------------------------------------------------
    ABSOLUTE RETURN STRATEGIES FUND

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

  ENERGY EQUIPMENT & SERVICES 1.2%
  Transocean, Inc.*                                        720     $     58,241
  Veritas DGC, Inc.*                                       660           56,516
  Seitel, Inc.*                                         15,390           55,019
  Superior Energy Services, Inc.*                          786           25,686
  Patterson-UTI Energy, Inc.                             1,050           24,392
  Rowan Cos., Inc.                                         700           23,240
  Nabors Industries Ltd.*                                  590           17,570
  Cameron International Corp.*                             250           13,263
  Hanover Compressor Co.*                                  410            7,745
                                                                   ------------
  TOTAL ENERGY EQUIPMENT & SERVICES                                     281,672
                                                                   ------------
TOTAL ENERGY                                                            821,320
                                                                   ------------
TELECOMMUNICATION SERVICES 3.0%
  DIVERSIFIED TELECOMMUNICATION SERVICES 2.0%
  Verizon Communications, Inc.                           3,900          145,236
  BellSouth Corp.                                        2,380          112,122
  Commonwealth Telephone
    Enterprises, Inc.                                    1,330           55,674
  Broadwing Corp.*                                       3,490           54,514
  Windstream Corp.                                       2,620           37,256
  CenturyTel, Inc.                                         730           31,872
  Embarq Corp.                                             110            5,781
                                                                   ------------
  TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                          442,455
                                                                   ------------
  WIRELESS TELECOMMUNICATION SERVICES 1.0%
  Sprint Nextel Corp.                                    4,550           85,949
  Alltel Corp.                                           1,220           73,786
  China Mobile Hong Kong Ltd. --
    SP ADR                                                 330           14,263
  Vodafone Group, Inc. -- SP ADR                           480           13,334
  America Movil SA de CV -- SP ADR                         220            9,948
  Mobile Telesystems -- SP ADR                             100            5,019
  Rogers Communications, Inc. --
    Class B*                                                80            4,768
  Vimpel -- Communications -- SP ADR*                       60            4,737
  SK Telecom Co., Ltd. -- SP ADR                           160            4,237
  American Tower Corp. -- Class A*                         110            4,101
  Turkcell Iletisim Hizmet AS, Inc. --
    SP ADR                                                 250            3,345
  NII Holdings, Inc. -- Class B*                            50            3,222
  Philippine Long Distance Telephone
    Co. -- SP ADR                                           60            3,068
  U.S. Cellular Corp.*                                      40            2,784
  Crown Castle International Corp.*                         80            2,584
                                                                   ------------
  TOTAL WIRELESS TELECOMMUNICATION SERVICES                             235,145
                                                                   ------------
TOTAL TELECOMMUNICATION SERVICES                                        677,600
                                                                   ------------
CONSUMER STAPLES 3.0%
  FOOD PRODUCTS 0.9%
  Premium Standard Farms, Inc.                           2,980           55,339
  Delta & Pine Land Co.                                  1,350           54,607
  Tyson Foods, Inc. -- Class A                           2,530           41,619

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------

  Archer-Daniels-Midland Co.                             1,130     $     36,115
  Tootsie Roll Industries, Inc.                            410           13,407
                                                                   ------------
  TOTAL FOOD PRODUCTS                                                   201,087
                                                                   ------------
  FOOD & DRUG RETAILING 0.8%
  Kroger Co.                                             3,910           90,204
  CVS Corp.                                              1,671           51,650
  Walgreen Co.                                             620           28,452
  Ruddick Corp.                                            320            8,880
                                                                   ------------
  TOTAL FOOD & DRUG RETAILING                                           179,186
                                                                   ------------
  BEVERAGES 0.7%
  Coca-Cola Enterprises, Inc.                            3,600           73,512
  Pepsi Bottling Group, Inc.                             2,010           62,129
  Constellation Brands, Inc. --
    Class A*                                               910           26,408
                                                                   ------------
  TOTAL BEVERAGES                                                       162,049
                                                                   ------------
  TOBACCO 0.5%
  Reynolds American, Inc.                                1,190           77,909
  UST, Inc.                                                400           23,280
                                                                   ------------
  TOTAL TOBACCO                                                         101,189
                                                                   ------------
  PERSONAL PRODUCTS 0.1%
  Alberto-Culver Co.                                     1,100           23,595
                                                                   ------------
  TOTAL PERSONAL PRODUCTS                                                23,595
                                                                   ------------
TOTAL CONSUMER STAPLES                                                  667,106
                                                                   ------------
UTILITIES 2.5%
  ELECTRIC UTILITIES 1.2%
  Duquesne Light Holdings, Inc.                          2,780           55,183
  Edison International                                     880           40,022
  Progress Energy, Inc.                                    640           31,411
  Pepco Holdings, Inc.                                     970           25,230
  TXU Corp.                                                350           18,973
  Pinnacle West Capital Corp.                              350           17,741
  Great Plains Energy, Inc.                                400           12,720
  E.ON AG -- SP ADR                                        230           10,394
  Endesa SA -- SP ADR                                      170            7,908
  Korea Electric Power Corp. --
    SP ADR*                                                260            5,905
  Southern Co.                                             160            5,898
  FPL Group, Inc.                                          100            5,442
  Scottish Power, Inc. -- SP ADR                            90            5,259
  FirstEnergy Corp.                                         80            4,824
  American Electric Power Co., Inc.                        110            4,684
  Entergy Corp.                                             50            4,616
  PPL Corp.                                                120            4,301
  Enersis SA/Chile -- SP ADR                               230            3,680
                                                                   ------------
  TOTAL ELECTRIC UTILITIES                                              264,191
                                                                   ------------
  MULTI-UTILITIES 0.8%
  NorthWestern Corp.                                     1,550           54,839
  KeySpan Corp.                                            970           39,945
  AES Corp.*                                             1,210           26,668
  DTE Energy Co.                                           480           23,237
  Energy East Corp.                                        870           21,576
  MDU Resources Group, Inc.                                310            7,948


See Notes to Financial Statements.   THE RYDEX VARIABLE TRUST ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2006
--------------------------------------------------------------------------------
    ABSOLUTE RETURN STRATEGIES FUND

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

  OGE Energy Corp.*                                        150     $      6,000
  TECO Energy, Inc.                                        140            2,412
                                                                   ------------
  TOTAL MULTI-UTILITIES                                                 182,625
                                                                   ------------
  GAS UTILITIES 0.5%
  Peoples Energy Corp.                                   1,250           55,712
  Cascade Natural Gas Corp.                              2,130           55,210
  Questar Corp.                                            110            9,136
  Oneok, Inc.                                              160            6,899
                                                                   ------------
  TOTAL GAS UTILITIES                                                   126,957
                                                                   ------------
TOTAL UTILITIES                                                         573,773
                                                                   ------------
MATERIALS 2.3%
  METALS & MINING 1.1%
  Phelps Dodge Corp.                                       480           57,465
  Bema Gold Corp.*                                      10,620           55,755
  Allegheny Technologies, Inc.                             390           35,365
  Worthington Industries, Inc.                             910           16,125
  Reliance Steel & Aluminum Co.                            320           12,602
  BHP Billiton Ltd. -- SP ADR                              280           11,130
  Companhia Vale do Rio Doce --
    SP ADR                                                 300            8,922
  Rio Tinto PLC -- SP ADR                                   40            8,500
  POSCO -- SP ADR                                           80            6,614
  Steel Dynamics, Inc.                                     220            7,139
  Mittal Steel Co.N.V. -- Class A                          140            5,905
  Nucor Corp.                                               90            4,919
  Anglo American PLC -- ADR                                200            4,882
  Alcoa, Inc.                                              160            4,802
  Alcan, Inc.                                               90            4,387
  Barrick Gold Corp.                                       130            3,991
  AngloGold Ashanti Ltd. -- SP ADR                          70            3,296
                                                                   ------------
  TOTAL METALS & MINING                                                 251,799
                                                                   ------------
  CHEMICALS 0.8%
  MacDermid, Inc.                                        1,610           54,901
  Lyondell Chemical Co.                                  1,390           35,542
  Ashland, Inc.                                            440           30,439
  Olin Corp.                                             1,420           23,458
  Eastman Chemical Co.                                     280           16,607
  Airgas, Inc.                                             330           13,372
                                                                   ------------
  TOTAL CHEMICALS                                                       174,319
                                                                   ------------
  CONSTRUCTION MATERIALS 0.3%
  Cemex SA de CV -- SP ADR*                                640           21,683
  Rinker Group Ltd. -- SP ADR                              180           12,789
  Vulcan Materials Co.                                     140           12,582
  Martin Marietta Materials, Inc.                           90            9,352
  Eagle Materials, Inc.                                    140            6,052
  Texas Industries, Inc.                                    80            5,138
  Headwaters, Inc.*                                        180            4,313
  Florida Rock Industries, Inc.                             90            3,875
                                                                   ------------
  TOTAL CONSTRUCTION MATERIALS                                           75,784
                                                                   ------------
  PAPER & FOREST PRODUCTS 0.1%
  Louisiana-Pacific Corp.                                  840           18,085
                                                                   ------------
  TOTAL PAPER & FOREST PRODUCTS                                          18,085
                                                                   ------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

TOTAL MATERIALS                                                    $    519,987
                                                                   ------------
TOTAL COMMON STOCKS
  (Cost $11,032,347)                                                 11,429,669
                                                                   ------------
EXCHANGE TRADED FUNDS 3.9%
iShares GSCI Commodity Indexed
  Trust*                                                21,830          873,855
                                                                   ------------
TOTAL EXCHANGE TRADED FUNDS
  (Cost $903,843)                                                       873,855
                                                                   ------------
                                                          FACE
                                                        AMOUNT
                                                  ------------
REPURCHASE AGREEMENTS 44.4%
Repurchase Agreement (Note 6)
  4.90% due 01/02/07+                             $  2,975,722        2,975,722
  4.80% due 01/02/07                                 1,849,926        1,849,926
  4.79% due 01/02/07                                 1,849,926        1,849,926
  4.65% due 01/02/07                                 1,849,926        1,849,926
  4.60% due 01/02/07                                 1,498,439        1,498,439
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $10,023,939)                                                 10,023,939
                                                                   ------------
TOTAL LONG SECURITIES 99.0%
  (Cost $21,960,129)                                                 22,327,463
                                                                   ------------
                                                        SHARES
                                                  ------------
COMMON STOCKS SOLD SHORT (31.1)%

TELECOMMUNICATION SERVICES (0.5)%
  DIVERSIFIED TELECOMMUNICATION SERVICES (0.5)%
  Citizens Communications Co.                            1,090          (15,663)
  Level 3 Communications, Inc.*                          5,020          (28,112)
  AT&T, Inc.                                             1,710          (61,133)
                                                                   ------------
  TOTAL DIVERSIFIED TELECOMMUNICATION
    SERVICES                                                           (104,908)
                                                                   ------------
TOTAL TELECOMMUNICATION SERVICES                                       (104,908)
                                                                   ------------
MATERIALS (1.3)%
  CONTAINERS & PACKAGING (0.1)%
  Pactiv Corp.*                                            620          (22,128)
                                                                   ------------
  TOTAL CONTAINERS & PACKAGING                                          (22,128)
                                                                   ------------
  PAPER & FOREST PRODUCTS (0.3)%
  Bowater, Inc.                                            110           (2,475)
  MeadWestvaco Corp.                                       680          (20,441)
  Weyerhaeuser Co.                                         500          (35,325)
                                                                   ------------
  TOTAL PAPER & FOREST PRODUCTS                                         (58,241)
                                                                   ------------
  METALS & MINING (0.3)%
  Newmont Mining Corp.                                     120           (5,418)
  Freeport-McMoRan Copper &
    Gold, Inc. -- Class B                                  270          (15,047)
  Kinross Gold Corp.*                                    4,850          (57,618)
                                                                   ------------
  TOTAL METALS & MINING                                                 (78,083)
                                                                   ------------


12 | THE RYDEX VARIABLE TRUST ANNUAL REPORT   See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2006
--------------------------------------------------------------------------------
    ABSOLUTE RETURN STRATEGIES FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------

  CHEMICALS (0.6)%
  Ferro Corp.                                             410      $     (8,483)
  Dow Chemical Co.                                        350           (13,979)
  Chemtura Corp.                                        1,790           (17,238)
  Albemarle Corp.                                         270           (19,386)
  Hercules, Inc.*                                       1,140           (22,013)
  Ecolab, Inc.                                          1,090           (49,268)
                                                                   ------------
  TOTAL CHEMICALS                                                      (130,367)
                                                                   ------------
TOTAL MATERIALS                                                        (288,819)
                                                                   ------------
UTILITIES (1.3)%
  WATER UTILITIES (0.1)%
  Aqua America, Inc.                                      970           (22,097)
                                                                   ------------
  TOTAL WATER UTILITIES                                                 (22,097)
                                                                   ------------
  GAS UTILITIES (0.2)%
  Equitable Resources, Inc.                               860           (35,905)
                                                                   ------------
  TOTAL GAS UTILITIES                                                   (35,905)
                                                                   ------------
  MULTI-UTILITIES (0.5)%
  Ameren Corp.                                            160            (8,597)
  Public Service Enterprise Group, Inc.                   160           (10,621)
  Dynegy, Inc. -- Class A*                              1,630           (11,801)
  CenterPoint Energy, Inc.                              1,380           (22,880)
  WPS Resources Corp.                                   1,130           (61,054)
                                                                   ------------
  TOTAL MULTI-UTILITIES                                                (114,953)
                                                                   ------------
  ELECTRIC UTILITIES (0.5)%
  Black Hills Corp.                                        80            (2,955)
  Northeast Utilities                                     190            (5,350)
  Allegheny Energy, Inc.*                                 300           (13,773)
  Exelon Corp.                                          1,550           (95,930)
                                                                   ------------
  TOTAL ELECTRIC UTILITIES                                             (118,008)
                                                                   ------------
TOTAL UTILITIES                                                        (290,963)
                                                                   ------------
CONSUMER DISCRETIONARY (2.5)%
  LEISURE EQUIPMENT & PRODUCTS 0.0%
  Mattel, Inc.                                            180            (4,079)
                                                                   ------------
  TOTAL LEISURE EQUIPMENT & PRODUCTS                                     (4,079)
                                                                   ------------
  MULTILINE RETAIL (0.1)%
  Saks, Inc.                                              650           (11,583)
                                                                   ------------
  TOTAL MULTILINE RETAIL                                                (11,583)
                                                                   ------------
  AUTOMOBILES (0.1)%
  General Motors Corp.                                    590           (18,125)
                                                                   ------------
  TOTAL AUTOMOBILES                                                     (18,125)
                                                                   ------------
  AUTO COMPONENTS (0.1)%
  ArvinMeritor, Inc.                                      440            (8,021)
  Lear Corp.                                              360           (10,631)
                                                                   ------------
  TOTAL AUTO COMPONENTS                                                 (18,652)
                                                                   ------------
  TEXTILES & APPAREL (0.1)%
  Coach, Inc.*                                            760           (32,649)
                                                                   ------------
  TOTAL TEXTILES & APPAREL                                              (32,649)
                                                                   ------------
  HOUSEHOLD DURABLES (0.1)%
  Beazer Homes USA, Inc.                                  110            (5,171)

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------

Hovnanian Enterprises, Inc. --
     Class A*                                             160      $     (5,424)
  Blyth, Inc.                                             350            (7,262)
  Centex Corp.                                            170            (9,566)
  D.R. Horton, Inc.                                       400           (10,596)
                                                                   ------------
  TOTAL HOUSEHOLD DURABLES                                              (38,019)
                                                                   ------------
  INTERNET & CATALOG RETAIL (0.2)%
  Amazon.com, Inc.*                                     1,000           (39,460)
                                                                   ------------
  TOTAL INTERNET & CATALOG RETAIL                                       (39,460)
                                                                   ------------
  SPECIALTY RETAIL (0.2)%
  Urban Outfitters, Inc.*                                   1               (23)
  CarMax, Inc.*                                           120            (6,436)
  Chico's FAS, Inc.*                                      340            (7,035)
  OfficeMax, Inc.                                         160            (7,944)
  Pier 1 Imports, Inc.                                  1,350            (8,032)
  Dick's Sporting Goods, Inc.*                            280           (13,717)
                                                                   ------------
  TOTAL SPECIALTY RETAIL                                                (43,187)
                                                                   ------------
  COMMERCIAL SERVICES & SUPPLIES (0.2)%
  Apollo Group, Inc. -- Class A*                          250            (9,742)
  Sotheby's Holdings, Inc. -- Class A                     360           (11,167)
  Strayer Education, Inc.                                 130           (13,787)
  ITT Educational Services, Inc.*                         280           (18,584)
                                                                   ------------
  TOTAL COMMERCIAL SERVICES & SUPPLIES                                  (53,280)
                                                                   ------------
  HOTELS, RESTAURANTS & LEISURE (0.6)%
  Wendy's International, Inc.                             210            (6,949)
  International Game Technology,
     Inc.                                                 830           (38,346)
  Marriott International, Inc. --
     Class A                                              900           (42,948)
  Starbucks Corp.*                                      1,400           (49,588)
                                                                   ------------
  TOTAL HOTELS, RESTAURANTS & LEISURE                                  (137,831)
                                                                   ------------
  MEDIA (0.8)%
  Valassis Communications, Inc.*                          210            (3,045)
  DIRECTV Group, Inc.*                                    540           (13,468)
  CBS Corp.                                               550           (17,149)
  Dow Jones & Co., Inc.                                   510           (19,380)
  Tribune Co.                                             630           (19,391)
  Interpublic Group of Cos., Inc.*                      3,560           (43,574)
  Time Warner, Inc.                                     2,970           (64,687)
                                                                   ------------
  TOTAL MEDIA                                                          (180,694)
                                                                   ------------
TOTAL CONSUMER DISCRETIONARY                                           (577,559)
                                                                   ------------
CONSUMER STAPLES (2.9)%
  TOBACCO (0.1)%
  Universal Corp.                                         540           (26,465)
                                                                   ------------
  TOTAL TOBACCO                                                         (26,465)
                                                                   ------------
  BEVERAGES (0.4)%
  PepsiAmericas, Inc.                                     470            (9,861)
  Hansen Natural Corp.*                                   650           (21,892)
  Molson Coors Brewing Co. --
     Class B                                              780           (59,623)
                                                                   ------------
  TOTAL BEVERAGES                                                       (91,376)
                                                                   ------------


See Notes to Financial Statements.   THE RYDEX VARIABLE TRUST ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2006
--------------------------------------------------------------------------------
    ABSOLUTE RETURN STRATEGIES FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------

  HOUSEHOLD PRODUCTS (0.6)%
  Colgate-Palmolive Co.                                 2,180      $   (142,223)
                                                                   ------------
  TOTAL HOUSEHOLD PRODUCTS                                             (142,223)
                                                                   ------------
  FOOD & DRUG RETAILING (0.9)%
  CVS Corp.                                                21              (649)
  Whole Foods Market, Inc.                                330           (15,487)
  Supervalu, Inc.                                       1,670           (59,703)
  Sysco Corp.                                           3,170          (116,529)
                                                                   ------------
  TOTAL FOOD & DRUG RETAILING                                          (192,368)
                                                                   ------------
  FOOD PRODUCTS (0.9)%
  H.J. Heinz Co.                                            1               (45)
  Smithfield Foods, Inc.*                                 480           (12,317)
  Sara Lee Corp.                                        1,271           (21,645)
  Hershey Co.                                           3,220          (160,356)
                                                                   ------------
  TOTAL FOOD PRODUCTS                                                  (194,363)
                                                                   ------------
TOTAL CONSUMER STAPLES                                                 (646,795)
                                                                   ------------
ENERGY (2.9)%
  OIL & GAS (1.1)%
  Forest Oil Corp.*                                       290            (9,477)
  Pioneer Natural Resources Co.                           360           (14,288)
  Sunoco, Inc.                                            290           (18,084)
  EOG Resources, Inc.                                     420           (26,229)
  Newfield Exploration Co.*                             1,070           (49,167)
  Southwestern Energy Co.*                              1,740           (60,987)
  El Paso Corp.                                         4,273           (65,292)
                                                                   ------------
  TOTAL OIL & GAS                                                      (243,524)
                                                                   ------------
  ENERGY EQUIPMENT & SERVICES (1.8)%
  Smith International, Inc.                                 1               (41)
  Baker Hughes, Inc.                                        1               (75)
  BJ Services Co.                                         670           (19,644)
  Grant Prideco, Inc.*                                    630           (25,055)
  Superior Energy Services, Inc.*                         786           (25,686)
  Compagnie Generale de
     Geophysique SA, Inc. -- SP ADR*                      660           (28,743)
  Weatherford International Ltd.*                       1,710           (71,461)
  FMC Technologies, Inc.*                               1,430           (88,131)
  Schlumberger Ltd.                                     2,530          (159,795)
                                                                   ------------
  TOTAL ENERGY EQUIPMENT & SERVICES                                    (418,631)
                                                                   ------------
TOTAL ENERGY                                                           (662,155)
                                                                   ------------
INDUSTRIALS (3.0)%
  AIRLINES 0.0%
  JetBlue Airways Corp.*                                    1               (14)
                                                                   ------------
  TOTAL AIRLINES                                                            (14)
                                                                   ------------
  BUILDING PRODUCTS 0.0%
  Masco Corp.                                               1               (30)
                                                                   ------------
  TOTAL BUILDING PRODUCTS                                                   (30)
                                                                   ------------
  ROAD & RAIL 0.0%
  Con-way, Inc.                                           100            (4,404)
                                                                   ------------
  TOTAL ROAD & RAIL                                                      (4,404)
                                                                   ------------

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------

  AEROSPACE & DEFENSE (0.2)%
  Rockwell Collins, Inc.                                    1      $        (63)
  Precision Castparts Corp.                               460           (36,009)
                                                                   ------------
  TOTAL AEROSPACE & DEFENSE                                             (36,072)
                                                                   ------------
  CONSTRUCTION & ENGINEERING (0.2)%
  Quanta Services, Inc.*                                  540           (10,622)
  Jacobs Engineering Group, Inc.*                         420           (34,247)
                                                                   ------------
  TOTAL CONSTRUCTION & ENGINEERING                                      (44,869)
                                                                   ------------
  TRADING COMPANIES & DISTRIBUTORS (0.2)%
  GATX Corp.                                              250           (10,833)
  Fastenal Co.                                          1,230           (44,132)
                                                                   ------------
  TOTAL TRADING COMPANIES & DISTRIBUTORS                                (54,965)
                                                                   ------------
  MACHINERY (0.3)%
  Terex Corp.*                                              1               (64)
  Pentair, Inc.                                           170            (5,338)
  Ingersoll-Rand Co. -- Class A                           260           (10,174)
  SPX Corp.                                               210           (12,844)
  Joy Global, Inc.                                        370           (17,886)
  Flowserve Corp.                                         390           (19,683)
                                                                   ------------
  TOTAL MACHINERY                                                       (65,989)
                                                                   ------------
  AIR FREIGHT & COURIERS (0.3)%
  CH Robinson Worldwide, Inc.                             530           (21,672)
  Expeditors International
     Washington, Inc.                                   1,190           (48,195)
                                                                   ------------
  TOTAL AIR FREIGHT & COURIERS                                          (69,867)
                                                                   ------------
  INDUSTRIAL CONGLOMERATES (0.8)%
  General Electric Co.                                  4,850          (180,468)
                                                                   ------------
  TOTAL INDUSTRIAL CONGLOMERATES                                       (180,468)
                                                                   ------------
  COMMERCIAL SERVICES & SUPPLIES (1.0)%
  ChoicePoint, Inc.*                                      130            (5,119)
  Cintas Corp.                                            180            (7,148)
  Deluxe Corp.                                            480           (12,096)
  Avery Dennison Corp.                                    270           (18,341)
  Monster Worldwide, Inc.*                                400           (18,656)
  RR Donnelley & Sons Co.                                 551           (19,582)
  Robert Half International, Inc.                         540           (20,045)
  Pitney Bowes, Inc.                                      490           (22,633)
  Stericycle, Inc.*                                       400           (30,200)
  Corporate Executive Board Co.                           350           (30,695)
  Dun & Bradstreet Corp.*                                 430           (35,600)
                                                                   ------------
  TOTAL COMMERCIAL SERVICES & SUPPLIES                                 (220,115)
                                                                   ------------
TOTAL INDUSTRIALS                                                      (676,793)
                                                                   ------------
HEALTH CARE (3.2)%
  HEALTH CARE PROVIDERS & SERVICES (0.4)%
  Omnicare, Inc.                                          240            (9,271)
  Express Scripts, Inc.*                                  240           (17,184)
  CIGNA Corp.                                             270           (35,524)
  UnitedHealth Group, Inc.                                690           (37,074)
                                                                   ------------
  TOTAL HEALTH CARE PROVIDERS & SERVICES                                (99,053)
                                                                   ------------


14 | THE RYDEX VARIABLE TRUST ANNUAL REPORT   See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2006
--------------------------------------------------------------------------------
    ABSOLUTE RETURN STRATEGIES FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------

  PHARMACEUTICALS (0.7)%
  Schering-Plough Corp.                                     3       $       (71)
  Par Pharmaceutical Cos., Inc.*                          170            (3,803)
  Forest Laboratories, Inc.*                              760           (38,456)
  Merck & Co., Inc.                                     1,100           (47,960)
  Sepracor, Inc.*                                         920           (56,653)
                                                                    -----------
  TOTAL PHARMACEUTICALS                                                (146,943)
                                                                    -----------
  HEALTH CARE EQUIPMENT & SUPPLIES (0.9)%
  Medtronic, Inc.                                           1               (54)
  Hospira, Inc.*                                          290            (9,738)
  Advanced Medical Optics, Inc.*                          400           (14,080)
  St. Jude Medical, Inc.*                                 440           (16,086)
  Hillenbrand Industries, Inc.                            320           (18,218)
  DENTSPLY International, Inc.                            730           (21,790)
  Intuitive Surgical, Inc.*                               240           (23,016)
  Ventana Medical Systems, Inc.*                          630           (27,109)
  Boston Scientific Corp.*                              4,322           (74,252)
                                                                    -----------
  TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                               (204,343)
                                                                    -----------
  BIOTECHNOLOGY (1.2)%
  Medimmune, Inc.*                                          1               (32)
  Affymetrix, Inc.*                                       240            (5,535)
  Martek Biosciences Corp.*                               370            (8,636)
  PDL BioPharma, Inc.*                                  1,700           (34,238)
  Cephalon, Inc.*                                         510           (35,909)
  Vertex Pharmaceuticals, Inc.*                         1,050           (39,291)
  Gilead Sciences, Inc.*                                1,080           (70,124)
  Celgene Corp.*                                        1,260           (72,488)
                                                                    -----------
  TOTAL BIOTECHNOLOGY                                                  (266,253)
                                                                    -----------
TOTAL HEALTH CARE                                                      (716,592)
                                                                    -----------
INFORMATION TECHNOLOGY (6.0)%
  ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2)%
  Benchmark Electronics, Inc.*                          2,350           (57,246)
                                                                    -----------
  TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                              (57,246)
                                                                    -----------
  OFFICE ELECTRONICS (0.3)%
  Zebra Technologies Corp. --
     Class A*                                             180            (6,262)
  Xerox Corp.*                                          3,030           (51,359)
                                                                    -----------
  TOTAL OFFICE ELECTRONICS                                              (57,621)
                                                                    -----------
  IT CONSULTING & SERVICES (0.3)%
  Unisys Corp.*                                         2,770           (21,717)
  Gartner, Inc. -- Class A*                             1,110           (21,967)
  Cognizant Technology Solutions
     Corp. -- Class A*                                    370           (28,549)
                                                                    -----------
  TOTAL IT CONSULTING & SERVICES                                        (72,233)
                                                                    -----------
  COMMUNICATIONS EQUIPMENT (0.8)%
  Andrew Corp.*                                             1               (10)
  Powerwave Technologies, Inc.*                           530            (3,418)
  ADTRAN, Inc.                                            230            (5,221)
  Comverse Technology, Inc.*                              380            (8,022)
  Utstarcom, Inc.*                                      1,530           (13,388)
  Ciena Corp.*                                            790           (21,891)
  F5 Networks, Inc.*                                      340           (25,231)
  JDS Uniphase Corp.*                                   1,710           (28,489)

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------

  Qualcomm, Inc.                                          810       $   (30,610)
  Alcatel SA -- SP ADR                                  3,700           (52,614)
                                                                    -----------
  TOTAL COMMUNICATIONS EQUIPMENT                                       (188,894)
                                                                    -----------
  INTERNET SOFTWARE & SERVICES (0.9)%
  ValueClick, Inc.*                                       960           (22,685)
  eBay, Inc.*                                             840           (25,259)
  Internap Network Services Corp.*                      3,080           (61,199)
  Google, Inc. -- Class A*                                200           (92,096)
                                                                    -----------
  TOTAL INTERNET SOFTWARE & SERVICES                                   (201,239)
                                                                    -----------
  COMPUTERS & PERIPHERALS (1.1)%
  Dell, Inc.*                                           1,221           (30,635)
  Lexmark International, Inc.*                            470           (34,404)
  Network Appliance, Inc.*                              1,410           (55,385)
  Brocade Communications Systems,
     Inc.*                                              7,750           (63,627)
  Apple Computer, Inc.*                                   790           (67,024)
                                                                    -----------
  TOTAL COMPUTERS & PERIPHERALS                                        (251,075)
                                                                    -----------
  SOFTWARE (1.2)%
  Adobe Systems, Inc.*                                      1               (41)
  Advent Software, Inc.*                                  220            (7,764)
  Activision, Inc.*                                     1,921           (33,118)
  CA, Inc.                                              2,450           (55,492)
  Symantec Corp.*                                       2,730           (56,920)
  Electronic Arts, Inc.*                                2,210          (111,296)
                                                                    -----------
  TOTAL SOFTWARE                                                       (264,631)
                                                                    -----------
  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT (1.2)%
  PMC -- Sierra, Inc.*                                      1                (7)
  Analog Devices, Inc.                                      1               (33)
  Semtech Corp.*                                          310            (4,052)
  Nvidia Corp.*                                           130            (4,811)
  Triquint Semiconductor, Inc.*                         2,400           (10,800)
  Lattice Semiconductor Corp.*                          1,770           (11,469)
  Microsemi Corp.*                                        800           (15,720)
  Fairchild Semiconductor
     International, Inc.*                               1,090           (18,323)
  Teradyne, Inc.*                                       1,460           (21,842)
  MEMC Electronic Materials, Inc.*                        620           (24,267)
  LSI Logic Corp.*                                      4,715           (42,435)
  Cypress Semiconductor Corp.*                          2,660           (44,874)
  Applied Materials, Inc.                               3,790           (69,925)
                                                                    -----------
  TOTAL SEMICONDUCTOR & SEMICONDUCTOR
     EQUIPMENT                                                         (268,558)
                                                                    -----------
TOTAL INFORMATION TECHNOLOGY                                         (1,361,497)
                                                                    -----------
FINANCIALS (7.5)%
  CONSUMER FINANCE (0.3)%
  SLM Corp.                                             1,490           (72,667)
                                                                    -----------
  TOTAL CONSUMER FINANCE                                                (72,667)
                                                                    -----------
  DIVERSIFIED FINANCIALS (0.5)%
  Moody's Corp.                                           610           (42,127)
  Chicago Mercantile Exchange
     Holdings, Inc.                                       140           (71,365)
                                                                    -----------
  TOTAL DIVERSIFIED FINANCIALS                                         (113,492)
                                                                    -----------


See Notes to Financial Statements.   THE RYDEX VARIABLE TRUST ANNUAL REPORT | 15

SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 2006
--------------------------------------------------------------------------------
    ABSOLUTE RETURN STRATEGIES FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------

  THRIFTS & MORTGAGE FINANCE (0.8)%
  MGIC Investment Corp.                                    200      $   (12,508)
  New York Community Bancorp,
    Inc.                                                 4,789          (77,103)
  Freddie Mac                                            1,140          (77,406)
                                                                    -----------
  TOTAL THRIFTS & MORTGAGE FINANCE                                     (167,017)
                                                                    -----------
  BANKS (1.1)%
  Westamerica Bancorporation                               140           (7,088)
  PNC Financial Services Group, Inc.                       530          (39,241)
  Citizens Banking Corp.                                 1,880          (49,820)
  Huntington Bancshares, Inc.                            2,200          (52,250)
  National City Corp.                                    2,778         (101,564)
                                                                    -----------
  TOTAL BANKS                                                          (249,963)
                                                                    -----------
  INSURANCE (1.5)%
  Brown & Brown, Inc.                                        1              (28)
  Stancorp Financial Group, Inc.                           200           (9,010)
  Arthur J. Gallagher & Co.                                650          (19,208)
  AFLAC, Inc.                                              580          (26,680)
  XL Capital Ltd.                                          570          (41,051)
  Everest Re Group Ltd.                                    440          (43,168)
  ACE Ltd.                                                 810          (49,062)
  Progressive Corp.                                      2,891          (70,020)
  Marsh & McLennan Cos., Inc.                            2,651          (81,280)
                                                                    -----------
  TOTAL INSURANCE                                                      (339,507)
                                                                    -----------
  CAPITAL MARKETS (1.6)%
  Legg Mason, Inc.                                         210          (19,961)
  Federated Investors, Inc. --
    Class B                                                631          (21,315)
  Janus Capital Group, Inc.                              1,080          (23,317)
  Waddell & Reed Financial, Inc. --
    Class A                                              1,050          (28,728)
  SEI Investments Co.                                      540          (32,162)
  Nuveen Investments, Inc. --
    Class A                                                720          (37,354)
  Eaton Vance Corp.                                      1,190          (39,282)
  Mellon Financial Corp.                                 1,400          (59,010)
  Charles Schwab Corp.                                   4,930          (95,346)
                                                                    -----------
  TOTAL CAPITAL MARKETS                                                (356,475)
                                                                    -----------
  REAL ESTATE (1.7)%
  Potlatch Corp.                                           170           (7,449)
  Highwoods Properties, Inc.                               210           (8,560)
  Plum Creek Timber Co., Inc. (REIT)                       260          (10,361)
  SL Green Realty Corp.                                    130          (17,261)
  United Dominion Realty Trust, Inc.                       920          (29,247)
  Weingarten Realty Investors                              850          (39,193)
  Vornado Realty Trust                                     330          (40,095)
  Boston Properties, Inc.                                  390          (43,633)
  Regency Centers Corp.                                    580          (45,339)

                                                                         MARKET
                                                                          VALUE
                                                        SHARES         (NOTE 1)
--------------------------------------------------------------------------------
  Lexington Corporate Properties
    Trust                                                2,680      $   (60,086)
  Simon Property Group, Inc.                               840          (85,084)
                                                                    -----------
  TOTAL REAL ESTATE                                                    (386,308)
                                                                    -----------
TOTAL FINANCIALS                                                     (1,685,429)
                                                                    -----------
TOTAL COMMON STOCKS SOLD SHORT
  (Proceeds $6,616,659)                                              (7,011,510)
                                                                    -----------
TOTAL INVESTMENTS 67.9%
  (Cost $15,343,470)                                                $15,315,953
                                                                    ===========
OTHER ASSETS IN EXCESS
  OF LIABILITIES - 32.1%                                            $ 7,241,360
                                                                    ===========
NET ASSETS - 100.0%                                                 $22,557,313

--------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                                           LOSS
                                                     CONTRACTS         (NOTE 1)
--------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
March 2007 S&P MidCap 400
  Index Mini Futures Contracts
  (Aggregate Market Value
  of Contracts $1,943,040)                                  24      $   (41,077)
March 2007 Russell 2000(R) Index
  Mini Futures Contracts
  (Aggregate Market Value
  of Contracts $1,903,200)                                  24          (16,686)
March 2007 S&P 500 Index
  Mini Futures Contracts
  (Aggregate Market Value
  of Contracts $3,994,900)                                  56           (6,829)
                                                                    -----------
(TOTAL AGGREGATE MARKET VALUE OF
  CONTRACTS $7,841,140)                                             $   (64,592)
                                                                    ===========

FUTURES CONTRACTS SOLD SHORT
March 2007 U.S. Dollar Index
  Futures Contracts
  (Aggregate Market Value of
  Contracts $1,835,460)                                     22      $   (15,228)
                                                                    ===========

                                                                     UNREALIZED
                                                      NOTIONAL             GAIN
                                                        AMOUNT         (NOTE 1)
                                                      --------      -----------
CREDIT DEFAULT SWAP AGREEMENT
Dow Jones CDX North American
  Investment Grade Swap
  Agreement, Series 7
  Interest Rate 0.40%
  Terminating 12/20/11                               7,000,000      $     1,234
                                                                    ===========

+ ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT DECEMBER 31, 2006.

*     NON-INCOME PRODUCING SECURITY.

      ADR--AMERICAN DEPOSITORY RECEIPT.

      REIT--REAL ESTATE INVESTMENT TRUST


16 | THE RYDEX VARIABLE TRUST ANNUAL REPORT   See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS                                        December 31, 2006
--------------------------------------------------------------------------------
    HEDGED EQUITY FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                        SHARES          (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 53.3%

FINANCIALS 10.9%
  INSURANCE 3.1%
  MetLife, Inc.+                                         1,390      $     82,024
  Hartford Financial Services Group,
    Inc.                                                   700            65,317
  Chubb Corp.                                            1,090            57,672
  UnumProvident Corp.                                    2,040            42,391
  Cincinnati Financial Corp.                               740            33,529
  SAFECO Corp.                                             510            31,900
  Old Republic International Corp.                       1,210            28,169
  Fidelity National Financial, Inc. --
    Class A                                              1,040            24,835
  American Financial Group, Inc.                           520            18,673
  Ohio Casualty Corp.                                      560            16,694
  Genworth Financial, Inc. -- Class A                      372            12,726
  First American Corp.                                     151             6,143
  MBIA, Inc.                                                 1                73
  Protective Life Corp.                                      1                48
  Horace Mann Educators Corp.                                1                20
                                                                    ------------
  TOTAL INSURANCE                                                        420,214
                                                                    ------------
  DIVERSIFIED FINANCIALS 2.2%
  J.P. Morgan Chase & Co.+                               3,260           157,458
  CIT Group, Inc.+                                       1,470            81,982
  Leucadia National Corp.                                1,080            30,456
  Chicago Mercantile Exchange
    Holdings, Inc.                                          50            25,488
                                                                    ------------
  TOTAL DIVERSIFIED FINANCIALS                                           295,384
                                                                    ------------
  REAL ESTATE 2.1%
  Equity Office Properties Trust                           930            44,798
  KIMCO Realty Corp.                                       790            35,510
  CB Richard Ellis Group, Inc. --
    Class A*                                               970            32,204
  Liberty Property Trust                                   540            26,536
  Brookfield Asset Management,
    Inc. -- Class A                                        470            22,645
  Apartment Investment &
    Management Co. -- Class A                              390            21,848
  Brookfield Properties Corp.                              430            16,912
  Forest City Enterprises, Inc. --
    Class A                                                230            13,432
  The St. Joe Co.                                          190            10,178
  Jones Lang LaSalle, Inc.                                  90             8,295
  ProLogis                                                 100             6,077
  Public Storage, Inc.                                      60             5,850
  General Growth Properties, Inc.                          110             5,745
  Host Hotels & Resorts, Inc.                              230             5,646
  Equity Residential                                       110             5,582
  Archstone-Smith Trust                                     90             5,239
  AvalonBay Communities, Inc.                               40             5,202
  Developers Diversified Realty Corp.                       70             4,407
  Macerich Co.                                              50             4,329
                                                                    ------------
  TOTAL REAL ESTATE                                                      280,435
                                                                    ------------

                                                                          MARKET
                                                                           VALUE
                                                        SHARES          (NOTE 1)
--------------------------------------------------------------------------------

  CAPITAL MARKETS 1.5%
  Goldman Sachs Group, Inc.                                420      $     83,727
  Lehman Brothers Holdings, Inc.                         1,020            79,682
  A.G. Edwards, Inc.                                       320            20,253
  Raymond James Financial, Inc.                            580            17,580
  Franklin Resources, Inc.                                   1               110
  E*Trade Financial Corp.*                                   3                67
  Ameriprise Financial, Inc.                                 1                55
  T. Rowe Price Group, Inc.                                  1                44
  Jefferies Group, Inc.                                      1                27
                                                                    ------------
  TOTAL CAPITAL MARKETS                                                  201,545
                                                                    ------------
  THRIFTS & MORTGAGE FINANCE 1.4%
  Washington Mutual, Inc.                                1,741            79,198
  Sovereign Bancorp, Inc.                                1,670            42,401
  Radian Group, Inc.                                       470            25,338
  IndyMac Bancorp, Inc.                                    500            22,580
  First Niagara Financial Group, Inc.                    1,050            15,603
  PMI Group, Inc.                                            1                47
                                                                    ------------
  TOTAL THRIFTS & MORTGAGE FINANCE                                       185,167
                                                                    ------------
  CONSUMER FINANCE 0.4%
  AmeriCredit Corp.*                                     1,630            41,027
  Capital One Financial Corp.                              211            16,209
                                                                    ------------
  TOTAL CONSUMER FINANCE                                                  57,236
                                                                    ------------
  BANKS 0.2%
  SVB Financial Group*                                     340            15,851
  FirstMerit Corp.                                         200             4,828
                                                                    ------------
  TOTAL BANKS                                                             20,679
                                                                    ------------
TOTAL FINANCIALS                                                       1,460,660
                                                                    ------------
CONSUMER DISCRETIONARY 7.3%
  MEDIA 1.2%
  Walt Disney Co.                                        1,720            58,944
  Comcast Corp. -- Class A*                              1,020            43,177
  Gannett Co., Inc.                                        590            35,671
  DIRECTV Group, Inc.*                                     640            15,962
  Media General, Inc.                                      240             8,921
  Westwood One, Inc.                                       420             2,965
  Belo Corp. -- Class A                                      1                18
                                                                    ------------
  TOTAL MEDIA                                                            165,658
                                                                    ------------
  MULTILINE RETAIL 1.2%
  Federated Department Stores,
    Inc.+                                                2,081            79,349
  J.C. Penney Holding Co., Inc.                            630            48,737
  Kohl's Corp.*                                            311            21,282
  Dillard's, Inc. -- Class A                               231             8,078
  Big Lots, Inc.*                                          321             7,357
  Target Corp.                                               2               114
  Nordstrom, Inc.                                            1                49
                                                                    ------------
  TOTAL MULTILINE RETAIL                                                 164,966
                                                                    ------------
  SPECIALTY RETAIL 1.1%
  The Gap, Inc.                                          1,880            36,660
  GameStop Corp. -- Class A*                               450            24,800
  Regis Corp.                                              560            22,142


See Notes to Financial Statements.   THE RYDEX VARIABLE TRUST ANNUAL REPORT | 17

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2006
--------------------------------------------------------------------------------
    HEDGED EQUITY FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                        SHARES          (NOTE 1)
--------------------------------------------------------------------------------

  AutoNation, Inc.*                                        960      $     20,467
  American Eagle Outfitters, Inc.                          391            12,203
  AnnTaylor Stores Corp.*                                  350            11,494
  CarMax, Inc.*                                            140             7,508
  Rent-A-Center, Inc.*                                     230             6,787
  Payless Shoesource, Inc.*                                  1                33
  Aeropostale, Inc.*                                         1                31
  Pacific Sunwear of California, Inc.*                       1                20
  Circuit City Stores, Inc.                                  1                19
                                                                    ------------
  TOTAL SPECIALTY RETAIL                                                 142,164
                                                                    ------------
  HOUSEHOLD DURABLES 0.8%
  Lennar Corp. -- Class A                                  620            32,525
  Whirlpool Corp.                                          300            24,906
  Toll Brothers, Inc.*                                     510            16,437
  American Greetings Corp. --
    Class A                                                490            11,696
  Furniture Brands International, Inc.                     560             9,089
  Pulte Homes, Inc.                                        131             4,339
  KB HOME                                                   60             3,077
  Ryland Group, Inc.                                        40             2,185
  Mohawk Industries, Inc.*                                   1                75
                                                                    ------------
  TOTAL HOUSEHOLD DURABLES                                               104,329
                                                                    ------------
  AUTO COMPONENTS 0.7%
  Johnson Controls, Inc.                                   810            69,595
  Goodyear Tire & Rubber Co.*                              670            14,063
  Modine Manufacturing Co.                                 360             9,011
                                                                    ------------
  TOTAL AUTO COMPONENTS                                                   92,669
                                                                    ------------
  LEISURE EQUIPMENT & PRODUCTS 0.7%
  Brunswick Corp.                                          790            25,201
  Eastman Kodak Co.                                        510            13,158
  Callaway Golf Co.                                        850            12,248
  Hasbro, Inc.                                             390            10,627
  Pool Corp.                                               180             7,051
  Polaris Industries, Inc.                                 150             7,025
  Marvel Entertainment, Inc.*                              250             6,728
  RC2 Corp.*                                               110             4,840
                                                                    ------------
  TOTAL LEISURE EQUIPMENT & PRODUCTS                                      86,878
                                                                    ------------
  TEXTILES & APPAREL 0.6%
  Hanesbrands, Inc.*                                       640            15,117
  Nike, Inc. -- Class B                                    130            12,874
  VF Corp.                                                  90             7,387
  Polo Ralph Lauren Corp.                                   90             6,989
  Liz Claiborne, Inc.                                      120             5,215
  Jones Apparel Group, Inc.                                140             4,680
  Phillips-Van Heusen Corp.                                 80             4,014
  Gildan Activewear, Inc.*                                  80             3,730
  Under Armour, Inc.*                                       70             3,532
  Timberland Co. -- Class A*                               110             3,474
  Quiksilver, Inc.*                                        220             3,465
  Columbia Sportswear Co.                                   60             3,342
  Fossil, Inc.*                                            140             3,161

                                                                          MARKET
                                                                           VALUE
                                                        SHARES          (NOTE 1)
--------------------------------------------------------------------------------

  Wolverine World Wide, Inc.                               110      $      3,137
  Carter's, Inc.*                                          100             2,550
                                                                    ------------
  TOTAL TEXTILES & APPAREL                                                82,667
                                                                    ------------
  INTERNET & CATALOG RETAIL 0.5%
  IAC/InterActiveCorp*                                     480            17,837
  Expedia, Inc.*                                           690            14,476
  Coldwater Creek, Inc.*                                   450            11,034
  Nutri/System, Inc.*                                      110             6,973
  Priceline.com, Inc.*                                     150             6,541
  VistaPrint Ltd.*                                         160             5,298
  Netflix, Inc.*                                           200             5,172
                                                                    ------------
  TOTAL INTERNET & CATALOG RETAIL                                         67,331
                                                                    ------------
  HOTELS, RESTAURANTS & LEISURE 0.4%
  McDonald's Corp.                                         210             9,309
  Carnival Corp.                                           160             7,848
  Las Vegas Sands Corp.*                                    70             6,264
  MGM Mirage, Inc.*                                         90             5,162
  Yum! Brands, Inc.                                         80             4,704
  Hilton Hotels Corp.                                      130             4,537
  Starwood Hotels & Resorts
    Worldwide, Inc.                                         70             4,375
  Wynn Resorts Ltd.                                         40             3,754
  Royal Caribbean Cruises Ltd.                              90             3,724
  Wyndham Worldwide Corp.*                                 100             3,202
  Tim Hortons, Inc.                                        100             2,896
  Darden Restaurants, Inc.                                   1                40
                                                                    ------------
  TOTAL HOTELS, RESTAURANTS & LEISURE                                     55,815
                                                                    ------------
  COMMERCIAL SERVICES & SUPPLIES 0.1%
  Career Education Corp.*                                  240             5,947
                                                                    ------------
  TOTAL COMMERCIAL SERVICES & SUPPLIES                                     5,947
                                                                    ------------
  AUTOMOBILES 0.0%
  Ford Motor Co.                                           222             1,667
                                                                    ------------
  TOTAL AUTOMOBILES                                                        1,667
                                                                    ------------
TOTAL CONSUMER DISCRETIONARY                                             970,091
                                                                    ------------
INDUSTRIALS 6.6%
  AEROSPACE & DEFENSE 1.7%
  Boeing Co.+                                              930            82,621
  Northrop Grumman Corp.                                   830            56,191
  Raytheon Co.                                             910            48,048
  Lockheed Martin Corp.                                    471            43,365
                                                                    ------------
  TOTAL AEROSPACE & DEFENSE                                              230,225
                                                                    ------------
  MACHINERY 1.2%
  Timken Co.                                             1,250            36,475
  Cummins, Inc.                                            240            28,363
  Paccar, Inc.                                             430            27,907
  Lincoln Electric Holdings, Inc.                          450            27,189
  Crane Co.                                                431            15,792
  AGCO Corp.*                                              371            11,479
  Trinity Industries, Inc.                                 320            11,264
  Flowserve Corp.                                            1                50
                                                                    ------------
  TOTAL MACHINERY                                                        158,519
                                                                    ------------


18 | THE RYDEX VARIABLE TRUST ANNUAL REPORT   See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2006
--------------------------------------------------------------------------------
    HEDGED EQUITY FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                        SHARES          (NOTE 1)
--------------------------------------------------------------------------------

  AIRLINES 0.9%
  Southwest Airlines Co.                                 1,912       $    29,292
  Alaska Air Group, Inc.*                                  480            18,960
  Ryanair Holdings PLC -- SP ADR*                          160            13,040
  British Airways PLC -- SP ADR*                           120            12,392
  AMR Corp.*                                               330             9,976
  UAL Corp.*                                               200             8,800
  US Airways Group, Inc.*                                  150             8,077
  Continental Airlines, Inc. --
    Class B*                                               190             7,838
  JetBlue Airways Corp.*                                   410             5,822
  Gol Linhas Aereas Inteligentes
    SA -- SP ADR                                           160             4,587
  SkyWest, Inc.                                            160             4,082
                                                                     -----------
  TOTAL AIRLINES                                                         122,866
                                                                     -----------
  INDUSTRIAL CONGLOMERATES 0.9%
  Tyco International Ltd.                                2,970            90,288
  Sequa Corp. -- Class A*                                  180            20,711
                                                                     -----------
  TOTAL INDUSTRIAL CONGLOMERATES                                         110,999
                                                                     -----------
  ROAD & RAIL 0.7%
  Norfolk Southern Corp.                                 1,010            50,793
  CSX Corp.                                                800            27,544
  YRC Worldwide, Inc.*                                     280            10,564
  Ryder System, Inc.                                         1                51
                                                                     -----------
  TOTAL ROAD & RAIL                                                       88,952
                                                                     -----------
  ELECTRICAL EQUIPMENT 0.7%
  ABB Ltd. -- SP ADR                                     1,050            18,879
  Emerson Electric Co.                                     310            13,662
  American Power Conversion Corp.                          250             7,647
  Rockwell Automation, Inc.                                120             7,329
  Cooper Industries Ltd. -- Class A                         80             7,234
  Roper Industries, Inc.*                                  100             5,024
  AMETEK, Inc.                                             140             4,458
  Acuity Brands, Inc.                                       80             4,163
  Hubbell, Inc. -- Class B                                  90             4,069
  Thomas & Betts Corp.*                                     80             3,782
  General Cable Corp.*                                      80             3,497
  Regal-Beloit Corp.                                        60             3,151
  Energy Conversion Devices, Inc.*                          70             2,379
  A.O. Smith Corp.                                          60             2,254
                                                                     -----------
  TOTAL ELECTRICAL EQUIPMENT                                              87,528
                                                                     -----------
  COMMERCIAL SERVICES & SUPPLIES 0.3%
  Manpower, Inc.                                           230            17,234
  Allied Waste Industries, Inc.*                         1,190            14,625
  Banta Corp.                                              300            10,920
  Robert Half International, Inc.                            1                37
                                                                     -----------
  TOTAL COMMERCIAL SERVICES & SUPPLIES                                    42,816
                                                                     -----------
  TRADING COMPANIES & DISTRIBUTORS 0.1%
  United Rentals, Inc.*                                    660            16,784
                                                                     -----------
  TOTAL TRADING COMPANIES & DISTRIBUTORS                                  16,784
                                                                     -----------

                                                                          MARKET
                                                                           VALUE
                                                        SHARES          (NOTE 1)
--------------------------------------------------------------------------------

  CONSTRUCTION & ENGINEERING 0.1%
  Granite Construction, Inc.                               311       $    15,650
                                                                     -----------
  TOTAL CONSTRUCTION & ENGINEERING                                        15,650
                                                                     -----------
TOTAL INDUSTRIALS                                                        874,339
                                                                     -----------
INFORMATION TECHNOLOGY 5.3%
  COMMUNICATIONS EQUIPMENT 1.2%
  Motorola, Inc.                                         3,290            67,643
  Corning, Inc.*                                         2,820            52,762
  Polycom, Inc.*                                           530            16,382
  CommScope, Inc.*                                         440            13,411
  Plantronics, Inc.                                        270             5,724
  ADC Telecommunications, Inc.*                            240             3,487
                                                                     -----------
  TOTAL COMMUNICATIONS EQUIPMENT                                         159,409
                                                                     -----------
  IT CONSULTING & SERVICES 1.1%
  Computer Sciences Corp.*                                 680            36,292
  Affiliated Computer Services, Inc.
    -- Class A*                                            600            29,304
  First Data Corp.                                       1,000            25,520
  Alliance Data Systems Corp.*                             370            23,114
  Ceridian Corp.*                                          630            17,627
  BISYS Group, Inc.*                                     1,170            15,105
  MPS Group, Inc.*                                           1                14
                                                                     -----------
  TOTAL IT CONSULTING & SERVICES                                         146,976
                                                                     -----------
  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 0.8%
  Micron Technology, Inc.*                               2,280            31,829
  Nvidia Corp.*                                            702            25,981
  LSI Logic Corp.*                                       2,010            18,090
  Intersil Corp. -- Class A                                700            16,744
  Atmel Corp.*                                           2,532            15,318
  Cree, Inc.*                                              421             7,292
  Integrated Device Technology,
    Inc.*                                                    2                31
                                                                     -----------
  TOTAL SEMICONDUCTOR & SEMICONDUCTOR
    EQUIPMENT                                                            115,285
                                                                     -----------
  SOFTWARE 0.8%
  BMC Software, Inc.*                                      810            26,082
  Novell, Inc.*                                          3,630            22,506
  Compuware Corp.*                                       2,470            20,575
  Mentor Graphics Corp.*                                   690            12,441
  Macrovision Corp.*                                       430            12,152
  Wind River Systems, Inc.*                                860             8,815
  Microsoft Corp.                                            1                30
  Oracle Corp.*                                              1                17
                                                                     -----------
  TOTAL SOFTWARE                                                         102,618
                                                                     -----------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 0.7%
  Amphenol Corp. -- Class A                                390            24,211
  Arrow Electronics, Inc.*                                 750            23,663
  Vishay Intertechnology, Inc.*                          1,410            19,091
  Sanmina-SCI Corp.*                                     3,640            12,558
  Newport Corp.*                                           470             9,847
                                                                     -----------
  TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                89,370
                                                                     -----------


See Notes to Financial Statements.   THE RYDEX VARIABLE TRUST ANNUAL REPORT | 19

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2006
--------------------------------------------------------------------------------
    HEDGED EQUITY FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                        SHARES          (NOTE 1)
--------------------------------------------------------------------------------

  COMPUTERS & PERIPHERALS 0.6%
  Sun Microsystems, Inc.*                                7,332       $    39,739
  Palm, Inc.*                                            1,880            26,489
  McData Corp. -- Class A*                               1,750             9,713
  EMC Corp.*                                                 1                13
                                                                     -----------
  TOTAL COMPUTERS & PERIPHERALS                                           75,954
                                                                     -----------
  INTERNET SOFTWARE & SERVICES 0.1%
  Yahoo!, Inc.*                                            630            16,090
                                                                     -----------
  TOTAL INTERNET SOFTWARE & SERVICES                                      16,090
                                                                     -----------
TOTAL INFORMATION TECHNOLOGY                                             705,702
                                                                     -----------
HEALTH CARE 5.0%
  HEALTH CARE PROVIDERS & SERVICES 3.4%
  McKesson Corp.+                                        1,861            94,353
  WellPoint, Inc.*                                       1,120            88,133
  Aetna, Inc.                                            1,380            59,588
  Community Health Systems, Inc.*                        1,231            44,956
  AmerisourceBergen Corp.                                  850            38,216
  Health Net, Inc.*                                        570            27,736
  Triad Hospitals, Inc.*                                   600            25,098
  LifePoint Hospitals, Inc.*                               550            18,535
  Covance, Inc.*                                           270            15,906
  Coventry Health Care, Inc.*                              310            15,516
  Express Scripts, Inc.*                                   200            14,320
  Psychiatric Solutions, Inc.*                             310            11,631
  Humana, Inc.*                                              1                55
  Health Management Associates,
    Inc. -- Class A                                          2                42
  Apria Healthcare Group, Inc.*                              1                27
                                                                     -----------
  TOTAL HEALTH CARE PROVIDERS & SERVICES                                 454,112
                                                                     -----------
  HEALTH CARE EQUIPMENT & SUPPLIES 0.8%
  Stryker Corp.                                            990            54,559
  Thermo Electron Corp.                                    460            20,833
  Waters Corp.*                                            370            18,119
  Bausch & Lomb, Inc.                                      170             8,850
  Becton, Dickinson & Co.                                    1                70
                                                                     -----------
  TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                 102,431
                                                                     -----------
  PHARMACEUTICALS 0.4%
  King Pharmaceuticals, Inc.*                            1,480            23,562
  Watson Pharmaceuticals, Inc.*                            800            20,824
  Valeant Pharmaceuticals
    International                                          850            14,654
  Merck & Co., Inc.                                          4               174
  Perrigo Co.                                                1                17
                                                                     -----------
  TOTAL PHARMACEUTICALS                                                   59,231
                                                                     -----------
  BIOTECHNOLOGY 0.4%
  Biogen Idec, Inc.*                                     1,010            49,682
  Applera Corp. -- Applied
    Biosystems Group                                         1                37
                                                                     -----------
  TOTAL BIOTECHNOLOGY                                                     49,719
                                                                     -----------
TOTAL HEALTH CARE                                                        665,493
                                                                     -----------

                                                                          MARKET
                                                                           VALUE
                                                        SHARES          (NOTE 1)
--------------------------------------------------------------------------------

CONSUMER STAPLES 4.9%
  FOOD & DRUG RETAILING 1.4%
  Kroger Co.                                             3,350       $    77,284
  CVS Corp.                                              2,260            69,857
  Walgreen Co.                                             570            26,157
  Ruddick Corp.                                            540            14,985
  Wal-Mart Stores, Inc.                                      4               185
                                                                     -----------
  TOTAL FOOD & DRUG RETAILING                                            188,468
                                                                     -----------
  TOBACCO 1.2%
  Reynolds American, Inc.                                1,810           118,501
  UST, Inc.                                                680            39,576
                                                                     -----------
  TOTAL TOBACCO                                                          158,077
                                                                     -----------
  BEVERAGES 1.1%
  Coca-Cola Enterprises, Inc.                            3,080            62,894
  Pepsi Bottling Group, Inc.                             1,720            53,165
  Constellation Brands, Inc. --
    Class A*                                             1,240            35,985
                                                                     -----------
  TOTAL BEVERAGES                                                        152,044
                                                                     -----------
  FOOD PRODUCTS 1.1%
  Archer-Daniels-Midland Co.+                            1,941            62,034
  Smithfield Foods, Inc.*                                1,340            34,385
  Tyson Foods, Inc. -- Class A                           1,460            24,017
  Tootsie Roll Industries, Inc.                            560            18,312
                                                                     -----------
  TOTAL FOOD PRODUCTS                                                    138,748
                                                                     -----------
  PERSONAL PRODUCTS 0.1%
  Alberto-Culver Co. -- SP ADR                             630            13,513
                                                                     -----------
  TOTAL PERSONAL PRODUCTS                                                 13,513
                                                                     -----------
TOTAL CONSUMER STAPLES                                                   650,850
                                                                     -----------
ENERGY 4.6%
  OIL & GAS 3.1%
  ConocoPhillips+                                        1,560           112,242
  Valero Energy Corp.                                    1,150            58,834
  Peabody Energy Corp.                                   1,370            55,362
  Marathon Oil Corp.                                       590            54,575
  Anadarko Petroleum Corp.                               1,180            51,353
  Apache Corp.                                             760            50,548
  Pogo Producing Co.                                       380            18,407
  Overseas Shipholding Group, Inc.                         280            15,764
                                                                     -----------
  TOTAL OIL & GAS                                                        417,085
                                                                     -----------
  ENERGY EQUIPMENT & SERVICES 1.5%
  Transocean, Inc.*                                        992            80,243
  Patterson-UTI Energy, Inc.                             1,440            33,451
  Rowan Cos., Inc.                                         960            31,872
  Cameron International Corp.*                             431            22,864
  Nabors Industries Ltd.*                                  611            18,196
  Hanover Compressor Co.*                                  710            13,412
                                                                     -----------
  TOTAL ENERGY EQUIPMENT & SERVICES                                      200,038
                                                                     -----------
TOTAL ENERGY                                                             617,123
                                                                     -----------


20 | THE RYDEX VARIABLE TRUST ANNUAL REPORT   See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2006
--------------------------------------------------------------------------------
    HEDGED EQUITY FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                        SHARES          (NOTE 1)
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES 3.5%
  DIVERSIFIED TELECOMMUNICATION SERVICES 2.1%
  Verizon Communications, Inc.+                          3,341       $   124,419
  BellSouth Corp.                                        2,021            95,209
  Windstream Corp.                                       2,240            31,853
  CenturyTel, Inc.                                         620            27,069
  Qwest Communications
    International, Inc.*                                     9                75
  Embarq Corp.                                               1                53
                                                                     -----------
  TOTAL DIVERSIFIED TELECOMMUNICATION
    SERVICES                                                             278,678
                                                                     -----------
  WIRELESS TELECOMMUNICATION SERVICES 1.4%
  Alltel Corp.                                           1,050            63,504
  Sprint Nextel Corp.                                    2,650            50,058
  China Mobile Hong Kong Ltd. --
    SP ADR                                                 320            13,830
  Vodafone Group, Inc. -- SP ADR                           450            12,501
  America Movil SA de CV -- SP
    ADR                                                    200             9,044
  Mobile Telesystems -- SP ADR                             100             5,019
  SK Telecom Co., Ltd. -- SP ADR                           160             4,237
  Rogers Communications, Inc. --
    Class B*                                                70             4,172
  Vimpel -- Communications -- SP
    ADR*                                                    50             3,948
  American Tower Corp. -- Class A*                         100             3,728
  NII Holdings, Inc. -- Class B*                            50             3,222
  Turkcell Iletisim Hizmet AS, Inc. --
    SP ADR                                                 240             3,211
  Philippine Long Distance Telephone
    Co. -- SP ADR                                           60             3,068
  U.S. Cellular Corp.*                                      40             2,784
  Crown Castle International Corp.*                         70             2,261
  Telephone & Data Systems, Inc.                             1                54
                                                                     -----------
  TOTAL WIRELESS TELECOMMUNICATION
    SERVICES                                                             184,641
                                                                     -----------
TOTAL TELECOMMUNICATION SERVICES                                         463,319
                                                                     -----------
MATERIALS 2.7%
  METALS & MINING 1.2%
  Allegheny Technologies, Inc.                             580            52,594
  Reliance Steel & Aluminum Co.                            440            17,327
  Worthington Industries, Inc.                             780            13,822
  Steel Dynamics, Inc.                                     370            12,006
  BHP Billiton Ltd. -- SP ADR                              260            10,335
  Rio Tinto PLC -- SP ADR                                   40             8,500
  Companhia Vale do Rio Doce --
    SP ADR                                                 280             8,327
  POSCO -- SP ADR                                           70             5,787
  Mittal Steel Co.N.V. -- Class A                          130             5,483
  Anglo American PLC -- ADR                                190             4,638
  Alcoa, Inc.                                              150             4,502
  Nucor Corp.                                               80             4,373
  Alcan, Inc.                                               80             3,899

                                                                          MARKET
                                                                           VALUE
                                                        SHARES          (NOTE 1)
--------------------------------------------------------------------------------

  Barrick Gold Corp.                                       120        $    3,684
  AngloGold Ashanti Ltd. -- SP ADR                          70             3,296
  Freeport-McMoRan Copper &
    Gold, Inc. -- Class B                                   50             2,787
  Phelps Dodge Corp.                                        20             2,394
  United States Steel Corp.                                  1                73
  Commercial Metals Co.                                      1                26
                                                                     -----------
  TOTAL METALS & MINING                                                  163,853
                                                                     -----------
  CHEMICALS 0.9%
  Lyondell Chemical Co.                                  1,190            30,428
  Ashland, Inc.                                            370            25,597
  Olin Corp.                                             1,460            24,119
  Eastman Chemical Co.                                     380            22,538
  Airgas, Inc.                                             450            18,234
                                                                     -----------
  TOTAL CHEMICALS                                                        120,916
                                                                     -----------
  CONSTRUCTION MATERIALS 0.5%
  Cemex SA de CV -- SP ADR*                                610            20,667
  Rinker Group Ltd. -- SP ADR                              170            12,079
  Vulcan Materials Co.                                     130            11,683
  Martin Marietta Materials, Inc.                           80             8,313
  Eagle Materials, Inc.                                    130             5,620
  Texas Industries, Inc.                                    80             5,138
  Headwaters, Inc.*                                        170             4,073
  Florida Rock Industries, Inc.                             20               861
                                                                     -----------
  TOTAL CONSTRUCTION MATERIALS                                            68,434
                                                                     -----------
  PAPER & FOREST PRODUCTS 0.1%
  Louisiana-Pacific Corp.                                  590            12,703
                                                                     -----------
  TOTAL PAPER & FOREST PRODUCTS                                           12,703
                                                                     -----------
TOTAL MATERIALS                                                          365,906
                                                                     -----------
UTILITIES 2.5%
  ELECTRIC UTILITIES 1.5%
  Edison International                                     740            33,655
  Progress Energy, Inc.                                    560            27,485
  Pepco Holdings, Inc.                                     990            25,750
  TXU Corp.                                                470            25,479
  Pinnacle West Capital Corp.                              300            15,207
  Great Plains Energy, Inc.                                340            10,812
  E.ON AG -- SP ADR                                        220             9,942
  Endesa SA -- SP ADR                                      160             7,443
  Korea Electric Power Corp. --
    SP ADR*                                                250             5,678
  Southern Co.                                             150             5,529
  FPL Group, Inc.                                           90             4,898
  FirstEnergy Corp.                                         80             4,824
  Scottish Power, Inc. -- SP ADR                            80             4,674
  Entergy Corp.                                             50             4,616
  American Electric Power Co., Inc.                        100             4,258
  PPL Corp.                                                110             3,942
  Enersis SA/Chile -- SP ADR                               220             3,520
  Westar Energy, Inc.                                        1                26
                                                                     -----------
  TOTAL ELECTRIC UTILITIES                                               197,738
                                                                     -----------


See Notes to Financial Statements.   THE RYDEX VARIABLE TRUST ANNUAL REPORT | 21

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2006
--------------------------------------------------------------------------------
   HEDGED EQUITY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------

  MULTI-UTILITIES 0.8%
  AES Corp.*                                            1,861      $     41,016
  Energy East Corp.                                       880            21,824
  DTE Energy Co.                                          410            19,848
  MDU Resources Group, Inc.                               420            10,769
  OGE Energy Corp.*                                       260            10,400
  TECO Energy, Inc.                                       100             1,723
  Alliant Energy Corp.                                      1                38
                                                                   ------------
  TOTAL MULTI-UTILITIES                                                 105,618
                                                                   ------------
  GAS UTILITIES 0.2%
  Questar Corp.                                           160            13,288
  Oneok, Inc.                                             280            12,073
                                                                   ------------
  TOTAL GAS UTILITIES                                                    25,361
                                                                   ------------
TOTAL UTILITIES                                                         328,717
                                                                   ------------
TOTAL COMMON STOCKS
  (Cost $6,804,924)                                                   7,102,200
                                                                   ------------
                                                         FACE
                                                       AMOUNT
                                                       ------
REPURCHASE AGREEMENTS 46.5%
Repurchase Agreement (Note 6)
  4.90% due 01/02/07+                              $1,934,361         1,934,361
  4.80% due 01/02/07                                1,121,520         1,121,520
  4.79% due 01/02/07                                1,121,520         1,121,520
  4.65% due 01/02/07                                1,121,520         1,121,520
  4.60% due 01/02/07                                  908,430           908,430
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $6,207,351)                                                   6,207,351
                                                                   ------------
TOTAL LONG SECURITIES 99.8%
  (Cost $13,012,275)                                                 13,309,551
                                                                   ------------
                                                       SHARES
                                                       ------

COMMON STOCKS SOLD SHORT (46.6)%

TELECOMMUNICATION SERVICES (0.1)%
  DIVERSIFIED TELECOMMUNICATION SERVICES (0.1)%
  Embarq Corp.                                            250           (13,140)
                                                                   ------------
  TOTAL DIVERSIFIED TELECOMMUNICATION
    SERVICES                                                            (13,140)
                                                                   ------------
TOTAL TELECOMMUNICATION SERVICES                                        (13,140)
                                                                   ------------
MATERIALS (1.7)%
  CONTAINERS & PACKAGING (0.1)%
  Pactiv Corp.*                                           300           (10,707)
                                                                   ------------
  TOTAL CONTAINERS & PACKAGING                                          (10,707)
                                                                   ------------
  METALS & MINING (0.1)%
  Newmont Mining Corp.                                    270           (12,190)
                                                                   ------------
  TOTAL METALS & MINING                                                 (12,190)
                                                                   ------------
  PAPER & FOREST PRODUCTS (0.6)%
  Bowater, Inc.                                           190            (4,275)
  MeadWestvaco Corp.                                      890           (26,753)
  Weyerhaeuser Co.                                        650           (45,923)
                                                                   ------------
  TOTAL PAPER & FOREST PRODUCTS                                         (76,951)
                                                                   ------------

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------

  CHEMICALS (0.9)%
  Albemarle Corp.                                         130      $     (9,334)
  Ferro Corp.                                             540           (11,173)
  Hercules, Inc.*                                         930           (17,958)
  Dow Chemical Co.                                        570           (22,766)
  Chemtura Corp.                                        2,460           (23,690)
  Ecolab, Inc.                                            890           (40,228)
                                                                   ------------
  TOTAL CHEMICALS                                                      (125,149)
                                                                   ------------
TOTAL MATERIALS                                                        (224,997)
                                                                   ------------
UTILITIES (2.0)%
  WATER UTILITIES (0.2)%
  Aqua America, Inc.                                      950           (21,641)
                                                                   ------------
  TOTAL WATER UTILITIES                                                 (21,641)
                                                                   ------------
  GAS UTILITIES (0.3)%
  Equitable Resources, Inc.                               860           (35,905)
                                                                   ------------
  TOTAL GAS UTILITIES                                                   (35,905)
                                                                   ------------
  MULTI-UTILITIES (0.7)%
  WPS Resources Corp.                                     120            (6,483)
  Ameren Corp.                                            260           (13,970)
  Dynegy, Inc. -- Class A*                              2,130           (15,421)
  Public Service Enterprise Group,
    Inc.                                                  250           (16,595)
  CenterPoint Energy, Inc.                              1,120           (18,570)
  KeySpan Corp.                                           520           (21,414)
                                                                   ------------
  TOTAL MULTI-UTILITIES                                                 (92,453)
                                                                   ------------
  ELECTRIC UTILITIES (0.8)%
  Allegheny Energy, Inc.*                                  80            (3,673)
  Black Hills Corp.                                       120            (4,433)
  Northeast Utilities                                     170            (4,787)
  Exelon Corp.                                          1,560           (96,548)
                                                                   ------------
  TOTAL ELECTRIC UTILITIES                                             (109,441)
                                                                   ------------
TOTAL UTILITIES                                                        (259,440)
                                                                   ------------
ENERGY (4.7)%
  OIL & GAS (2.3)%
  Forest Oil Corp.*                                       480           (15,686)
  Pioneer Natural Resources Co.                           600           (23,814)
  Sunoco, Inc.                                            480           (29,933)
  EOG Resources, Inc.                                     680           (42,466)
  Southwestern Energy Co.*                              1,410           (49,420)
  Newfield Exploration Co.*                             1,390           (63,871)
  El Paso Corp.                                         5,570           (85,110)
                                                                   ------------
  TOTAL OIL & GAS                                                      (310,300)
                                                                   ------------
  ENERGY EQUIPMENT & SERVICES (2.4)%
  Grant Prideco, Inc.*                                    150            (5,965)
  BJ Services Co.                                       1,090           (31,959)
  Schlumberger Ltd.                                     1,380           (87,161)
  FMC Technologies, Inc.*                               1,490           (91,829)
  Weatherford International Ltd.*                       2,250           (94,027)
                                                                   ------------
  TOTAL ENERGY EQUIPMENT & SERVICES                                    (310,941)
                                                                   ------------
TOTAL ENERGY                                                           (621,241)
                                                                   ------------


22 |  THE RYDEX VARIABLE TRUST ANNUAL REPORT  See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2006
--------------------------------------------------------------------------------
    HEDGED EQUITY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------

CONSUMER STAPLES (4.9)%
  TOBACCO (0.2)%
  Universal Corp.                                         700      $    (34,307)
                                                                   ------------
  TOTAL TOBACCO                                                         (34,307)
                                                                   ------------
  BEVERAGES (0.8)%
  Hansen Natural Corp.*                                   270            (9,094)
  PepsiAmericas, Inc.                                     780           (16,364)
  Molson Coors Brewing Co. --
    Class B                                             1,020           (77,969)
                                                                   ------------
  TOTAL BEVERAGES                                                      (103,427)
                                                                   ------------
  HOUSEHOLD PRODUCTS (0.9)%
  Colgate-Palmolive Co.                                 1,770          (115,475)
                                                                   ------------
  TOTAL HOUSEHOLD PRODUCTS                                             (115,475)
                                                                   ------------
  FOOD & DRUG RETAILING (1.5)%
  Whole Foods Market, Inc.                                540           (25,342)
  Supervalu, Inc.                                       2,200           (78,650)
  Sysco Corp.                                           2,580           (94,841)
                                                                   ------------
  TOTAL FOOD & DRUG RETAILING                                          (198,833)
                                                                   ------------
  FOOD PRODUCTS (1.5)%
  Sara Lee Corp.                                        2,080           (35,422)
  Hershey Co.                                           3,420          (170,316)
                                                                   ------------
  TOTAL FOOD PRODUCTS                                                  (205,738)
                                                                   ------------
TOTAL CONSUMER STAPLES                                                 (657,780)
                                                                   ------------
CONSUMER DISCRETIONARY (5.0)%
  LEISURE EQUIPMENT & PRODUCTS (0.1)%
  Mattel, Inc.                                            530           (12,010)
                                                                   ------------
  TOTAL LEISURE EQUIPMENT & PRODUCTS                                    (12,010)
                                                                   ------------
  MULTILINE RETAIL (0.1)%
  Saks, Inc.                                              860           (15,325)
                                                                   ------------
  TOTAL MULTILINE RETAIL                                                (15,325)
                                                                   ------------
  AUTOMOBILES (0.1)%
  General Motors Corp.                                    640           (19,661)
                                                                   ------------
  TOTAL AUTOMOBILES                                                     (19,661)
                                                                   ------------
  TEXTILES & APPAREL (0.2)%
  Coach, Inc.*                                            600           (25,776)
                                                                   ------------
  TOTAL TEXTILES & APPAREL                                              (25,776)
                                                                   ------------
  AUTO COMPONENTS (0.3)%
  Bandag, Inc.                                            170            (8,573)
  ArvinMeritor, Inc.                                      580           (10,573)
  Lear Corp.                                              470           (13,879)
                                                                   ------------
  TOTAL AUTO COMPONENTS                                                 (33,025)
                                                                   ------------
  SPECIALTY RETAIL (0.3)%
  Dick's Sporting Goods, Inc.*                            150            (7,348)
  OfficeMax, Inc.                                         170            (8,440)
  Pier 1 Imports, Inc.                                  1,910           (11,365)
  Chico's FAS, Inc.*                                      550           (11,380)
                                                                   ------------
  TOTAL SPECIALTY RETAIL                                                (38,533)
                                                                   ------------
  INTERNET & CATALOG RETAIL (0.3)%
  Amazon.com, Inc.*                                     1,080           (42,617)
                                                                   ------------
  TOTAL INTERNET & CATALOG RETAIL                                       (42,617)
                                                                   ------------

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------

  COMMERCIAL SERVICES & SUPPLIES (0.4)%
  Sotheby's Holdings, Inc. -- Class A                     190      $     (5,894)
  Strayer Education, Inc.                                 110           (11,665)
  ITT Educational Services, Inc.*                         230           (15,265)
  Apollo Group, Inc. -- Class A*                          400           (15,588)
                                                                   ------------
  TOTAL COMMERCIAL SERVICES & SUPPLIES                                  (48,412)
                                                                   ------------
  HOUSEHOLD DURABLES (0.4)%
  Beazer Homes USA, Inc.                                  170            (7,992)
  Hovnanian Enterprises, Inc. --
    Class A*                                              260            (8,814)
  Blyth, Inc.                                             460            (9,545)
  Centex Corp.                                            280           (15,756)
  D.R. Horton, Inc.                                       650           (17,218)
                                                                   ------------
  TOTAL HOUSEHOLD DURABLES                                              (59,325)
                                                                   ------------
  HOTELS, RESTAURANTS & LEISURE (1.1)%
  Wendy's International, Inc.                             350           (11,582)
  International Game Technology, Inc.                     660           (30,492)
  Harrah's Entertainment, Inc.                            380           (31,434)
  Marriott International, Inc. --
    Class A                                               720           (34,358)
  Starbucks Corp.*                                      1,120           (39,670)
                                                                   ------------
  TOTAL HOTELS, RESTAURANTS & LEISURE                                  (147,536)
                                                                   ------------
  MEDIA (1.7)%
  Valassis Communications, Inc.*                          340            (4,930)
  Dow Jones & Co., Inc.                                   420           (15,960)
  Reader's Digest Association, Inc.                     1,400           (23,380)
  Tribune Co.                                             830           (25,547)
  CBS Corp.                                               900           (28,062)
  Interpublic Group of Cos., Inc.*                      3,580           (43,819)
  Time Warner, Inc.                                     3,870           (84,289)
                                                                   ------------
  TOTAL MEDIA                                                          (225,987)
                                                                   ------------
TOTAL CONSUMER DISCRETIONARY                                           (668,207)
                                                                   ------------
HEALTH CARE (5.1)%
  HEALTH CARE PROVIDERS & SERVICES (0.9)%
  Omnicare, Inc.                                          400           (15,452)
  CIGNA Corp.                                             350           (46,049)
  UnitedHealth Group, Inc.                              1,130           (60,715)
                                                                   ------------
  TOTAL HEALTH CARE PROVIDERS & SERVICES                               (122,216)
                                                                   ------------
  PHARMACEUTICALS (1.1)%
  Par Pharmaceutical Cos., Inc.*                          280            (6,263)
  Sepracor, Inc.*                                         750           (46,185)
  Merck & Co., Inc.                                     1,060           (46,216)
  Forest Laboratories, Inc.*                              990           (50,094)
                                                                   ------------
  TOTAL PHARMACEUTICALS                                                (148,758)
                                                                   ------------
  BIOTECHNOLOGY (1.2)%
  Affymetrix, Inc.*                                       390            (8,994)
  Martek Biosciences Corp.*                               480           (11,203)
  Cephalon, Inc.*                                         290           (20,419)
  Vertex Pharmaceuticals, Inc.*                           600           (22,452)
  PDL BioPharma, Inc.*                                  1,380           (27,793)
  Gilead Sciences, Inc.*                                  490           (31,816)
  Celgene Corp.*                                          710           (40,846)
                                                                   ------------
  TOTAL BIOTECHNOLOGY                                                  (163,523)
                                                                   ------------


See Notes to Financial Statements.   THE RYDEX VARIABLE TRUST ANNUAL REPORT | 23

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2006
--------------------------------------------------------------------------------
    HEDGED EQUITY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------

  HEALTH CARE EQUIPMENT & SUPPLIES (1.9)%
  Intuitive Surgical, Inc.*                               110      $    (10,549)
  Hospira, Inc.*                                          480           (16,118)
  Advanced Medical Optics, Inc.*                          520           (18,304)
  Ventana Medical Systems, Inc.*                          510           (21,945)
  Hillenbrand Industries, Inc.                            420           (23,911)
  St. Jude Medical, Inc.*                                 710           (25,958)
  DENTSPLY International, Inc.                            950           (28,358)
  Boston Scientific Corp.*                              6,080          (104,454)
                                                                   ------------
  TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                               (249,597)
                                                                   ------------
TOTAL HEALTH CARE                                                      (684,094)
                                                                   ------------
INDUSTRIALS (5.3)%
  AIRLINES 0.0%
  AirTran Holdings, Inc.*                                 120            (1,409)
                                                                   ------------
  TOTAL AIRLINES                                                         (1,409)
                                                                   ------------
  BUILDING PRODUCTS (0.1)%
  Masco Corp.                                             250            (7,467)
                                                                   ------------
  TOTAL BUILDING PRODUCTS                                                (7,467)
                                                                   ------------
  ROAD & RAIL (0.1)%
  Avis Budget Group, Inc.                                 141            (3,056)
  Con-way, Inc.                                           160            (7,047)
                                                                   ------------
  TOTAL ROAD & RAIL                                                     (10,103)
                                                                   ------------
  AEROSPACE & DEFENSE (0.1)%
  Precision Castparts Corp.                               230           (18,004)
                                                                   ------------
  TOTAL AEROSPACE & DEFENSE                                             (18,004)
                                                                   ------------
  CONSTRUCTION & ENGINEERING (0.3)%
  Quanta Services, Inc.*                                  700           (13,769)
  Jacobs Engineering Group, Inc.*                         340           (27,724)
                                                                   ------------
  TOTAL CONSTRUCTION & ENGINEERING                                      (41,493)
                                                                   ------------
  AIR FREIGHT & COURIERS (0.4)%
  CH Robinson Worldwide, Inc.                             170            (6,951)
  Expeditors International
    Washington, Inc.                                      970           (39,285)
                                                                   ------------
  TOTAL AIR FREIGHT & COURIERS                                          (46,236)
                                                                   ------------
  TRADING COMPANIES & DISTRIBUTORS (0.4)%
  GATX Corp.                                              320           (13,865)
  Fastenal Co.                                          1,160           (41,621)
                                                                   ------------
  TOTAL TRADING COMPANIES & DISTRIBUTORS                                (55,486)
                                                                   ------------
  MACHINERY (0.4)%
  Joy Global, Inc.                                        110            (5,317)
  Pentair, Inc.                                           280            (8,792)
  Flowserve Corp.                                         200           (10,094)
  Ingersoll-Rand Co. -- Class A                           420           (16,435)
  SPX Corp.                                               280           (17,125)
                                                                   ------------
  TOTAL MACHINERY                                                       (57,763)
                                                                   ------------
  COMMERCIAL SERVICES & SUPPLIES (1.6)%
  Monster Worldwide, Inc.*                                130            (6,063)
  Robert Half International, Inc.                         170            (6,310)

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------
  ChoicePoint, Inc.*                                      210      $     (8,270)
  Cintas Corp.                                            300           (11,913)
  Deluxe Corp.                                            670           (16,884)
  Avery Dennison Corp.                                    350           (23,775)
  Corporate Executive Board Co.                           280           (24,556)
  Stericycle, Inc.*                                       330           (24,915)
  RR Donnelley & Sons Co.                                 720           (25,589)
  Dun & Bradstreet Corp.*                                 350           (28,977)
  Pitney Bowes, Inc.                                      640           (29,562)
                                                                   ------------
  TOTAL COMMERCIAL SERVICES & SUPPLIES                                 (206,814)
                                                                   ------------
  INDUSTRIAL CONGLOMERATES (1.9)%
  General Electric Co.                                  6,850          (254,889)
                                                                   ------------
  TOTAL INDUSTRIAL CONGLOMERATES                                       (254,889)
                                                                   ------------
TOTAL INDUSTRIALS                                                      (699,664)
                                                                   ------------
INFORMATION TECHNOLOGY (8.0)%
  IT CONSULTING & SERVICES (0.4)%
  Fidelity National Information
    Services, Inc.                                          1               (36)
  Cognizant Technology Solutions
    Corp. -- Class A*                                      80            (6,173)
  Gartner, Inc. -- Class A*                               910           (18,009)
  Unisys Corp.*                                         3,620           (28,381)
                                                                   ------------
  TOTAL IT CONSULTING & SERVICES                                        (52,599)
                                                                   ------------
  OFFICE ELECTRONICS (0.6)%
  Zebra Technologies Corp. --
    Class A*                                              300           (10,437)
  Xerox Corp.*                                          3,960           (67,122)
                                                                   ------------
  TOTAL OFFICE ELECTRONICS                                              (77,559)
                                                                   ------------
  INTERNET SOFTWARE & SERVICES (0.7)%
  ValueClick, Inc.*                                       780           (18,431)
  Google, Inc. -- Class A*                                 70           (32,234)
  eBay, Inc.*                                           1,380           (41,497)
                                                                   ------------
  TOTAL INTERNET SOFTWARE & SERVICES                                    (92,162)
                                                                   ------------
  COMMUNICATIONS EQUIPMENT (1.2)%
  Powerwave Technologies, Inc.*                           860            (5,547)
  ADTRAN, Inc.                                            380            (8,626)
  Comverse Technology, Inc.*                              620           (13,088)
  Utstarcom, Inc.*                                      2,000           (17,500)
  Ciena Corp.*                                            640           (17,734)
  F5 Networks, Inc.*                                      280           (20,779)
  JDS Uniphase Corp.*                                   1,390           (23,157)
  Qualcomm, Inc.                                        1,330           (50,261)
                                                                   ------------
  TOTAL COMMUNICATIONS EQUIPMENT                                       (156,692)
                                                                   ------------
  COMPUTERS & PERIPHERALS (1.2)%
  Apple Computer, Inc.*                                   280           (23,756)
  Lexmark International, Inc.*                            610           (44,652)
  Network Appliance, Inc.*                              1,140           (44,779)
  Dell, Inc.*                                           1,990           (49,929)
                                                                   ------------
  TOTAL COMPUTERS & PERIPHERALS                                        (163,116)
                                                                   ------------


24 |  THE RYDEX VARIABLE TRUST ANNUAL REPORT  See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 2006
--------------------------------------------------------------------------------
    HEDGED EQUITY FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------
  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT (1.7)%
  MEMC Electronic Materials, Inc.*                        130      $     (5,088)
  Semtech Corp.*                                          500            (6,535)
  Triquint Semiconductor, Inc.*                         3,130           (14,085)
  Lattice Semiconductor Corp.*                          2,310           (14,969)
  Fairchild Semiconductor
    International, Inc.*                                1,430           (24,038)
  Teradyne, Inc.*                                       1,910           (28,574)
  Cypress Semiconductor Corp.*                          2,770           (46,730)
  Applied Materials, Inc.                               4,940           (91,143)
                                                                   ------------
  TOTAL SEMICONDUCTOR & SEMICONDUCTOR
    EQUIPMENT                                                          (231,162)
                                                                   ------------
  SOFTWARE (2.2)%
  Advent Software, Inc.*                                   80            (2,823)
  Activision, Inc.*                                     1,560           (26,894)
  Symantec Corp.*                                       3,570           (74,435)
  CA, Inc.                                              3,420           (77,463)
  Electronic Arts, Inc.*                                2,300          (115,828)
                                                                   ------------
  TOTAL SOFTWARE                                                       (297,443)
                                                                   ------------
TOTAL INFORMATION TECHNOLOGY                                         (1,070,733)
                                                                   ------------
FINANCIALS (9.8)%
  DIVERSIFIED FINANCIALS (0.1)%
  Moody's Corp.                                           190           (13,122)
                                                                   ------------
  TOTAL DIVERSIFIED FINANCIALS                                          (13,122)
                                                                   ------------
  BANKS (0.6)%
  Westamerica Bancorporation                              230           (11,645)
  National City Corp.                                   1,900           (69,464)
                                                                   ------------
  TOTAL BANKS                                                           (81,109)
                                                                   ------------
  CONSUMER FINANCE (0.8)%
  SLM Corp.                                             2,100          (102,417)
                                                                   ------------
  TOTAL CONSUMER FINANCE                                               (102,417)
                                                                   ------------
  THRIFTS & MORTGAGE FINANCE (1.1)%
  MGIC Investment Corp.                                   330           (20,638)
  New York Community Bancorp, Inc.                      1,960           (31,556)
  Freddie Mac                                           1,490          (101,171)
                                                                   ------------
  TOTAL THRIFTS & MORTGAGE FINANCE                                     (153,365)
                                                                   ------------

  REAL ESTATE (2.0)%
  Realogy Corp.*                                            1               (15)
  Highwoods Properties, Inc.                              210            (8,560)
  Potlatch Corp.                                          270           (11,831)
  United Dominion Realty Trust, Inc.                      430           (13,670)
  Boston Properties, Inc.                                 160           (17,901)
  Plum Creek Timber Co., Inc. (REIT)                      510           (20,323)
  Weingarten Realty Investors                             690           (31,816)
  Regency Centers Corp.                                   470           (36,740)
  Vornado Realty Trust                                    460           (55,890)
  Simon Property Group, Inc.                              680           (68,877)
                                                                   ------------
  TOTAL REAL ESTATE                                                    (265,623)
                                                                   ------------

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------

  CAPITAL MARKETS (2.0)%
  SEI Investments Co.                                     250      $    (14,890)
  Waddell & Reed Financial, Inc. --
    Class A                                               850           (23,256)
  Federated Investors, Inc. -- Class B                    820           (27,699)
  Janus Capital Group, Inc.                             1,400           (30,226)
  Nuveen Investments, Inc. --
    Class A                                               590           (30,609)
  Eaton Vance Corp.                                       970           (32,020)
  Legg Mason, Inc.                                        340           (32,317)
  Charles Schwab Corp.                                  4,020           (77,747)
                                                                   ------------
  TOTAL CAPITAL MARKETS                                                (268,764)
                                                                   ------------
  INSURANCE (3.2)%
  Stancorp Financial Group, Inc.                          320           (14,416)
  Arthur J. Gallagher & Co.                               840           (24,822)
  AFLAC, Inc.                                             940           (43,240)
  XL Capital Ltd.                                         740           (53,295)
  Everest Re Group Ltd.                                   620           (60,828)
  ACE Ltd.                                              1,060           (64,204)
  Marsh & McLennan Cos., Inc.                           2,150           (65,919)
  Progressive Corp.                                     4,090           (99,060)
                                                                   ------------
  TOTAL INSURANCE                                                      (425,784)
                                                                   ------------
TOTAL FINANCIALS                                                     (1,310,184)
                                                                   ------------
TOTAL COMMON STOCKS SOLD SHORT
  (Proceeds $5,932,147)                                              (6,209,480)
                                                                   ------------
TOTAL INVESTMENTS 53.2%
  (Cost $7,080,128)                                                $  7,100,071
                                                                   ============
OTHER ASSETS IN EXCESS
  OF LIABILITIES - 46.8%                                           $  6,237,115
                                                                   ============
NET ASSETS - 100.0%                                                $ 13,337,186

================================================================================
                                                                     UNREALIZED
                                                                           LOSS
                                                    CONTRACTS          (NOTE 1)
--------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
March 2007 S&P 500 Index
  Mini Futures Contracts
  (Aggregate Market Value
  of Contracts $3,780,887)                                 53      $     (7,195)
March 2007 Russell 2000(R) Index
  Mini Futures Contracts
  (Aggregate Market Value
  of Contracts $1,823,900)                                 23           (21,387)
March 2007 S&P MidCap 400
  Index Mini Futures Contracts
  (Aggregate Market Value
  of Contracts $1,781,120)                                 22           (35,534)
                                                                   ------------
(TOTAL AGGREGATE MARKET VALUE OF
  CONTRACTS $7,385,907)                                            $    (64,116)
                                                                   ============

*     NON-INCOME PRODUCING SECURITY.

+ ALL OR A PORTION OF THIS SECURITY IS HELD AS SHORT SECURITY COLLATERAL AT DECEMBER 31, 2006.

      ADR--AMERICAN DEPOSITORY RECEIPT

      REIT--REAL ESTATE INVESTMENT TRUST


See Notes to Financial Statements.   THE RYDEX VARIABLE TRUST ANNUAL REPORT | 25

STATEMENTS OF ASSETS AND LIABILITIES                           December 31, 2006
--------------------------------------------------------------------------------

                                                                           ABSOLUTE RETURN          HEDGED
                                                                                STRATEGIES          EQUITY
                                                                                      FUND            FUND
----------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2 and 6)                                    $    22,327,463    $ 13,309,551
Segregated Cash with Broker                                                        714,345         252,186
Receivable for Short Sale                                                        6,616,659       5,932,147
Receivable for Credit Default Swap Settlement (Note 1)                               1,234              --
Receivable for Securities Sold (Note 1)                                            257,898         149,860
Receivable for Fund Shares Sold                                                     12,244          11,714
Investment Income Receivable (Note 1)                                               69,952          40,012
Other Assets                                                                        55,126              --
----------------------------------------------------------------------------------------------------------
  TOTAL ASSETS                                                                  30,054,921      19,695,470
==========================================================================================================

LIABILITIES
Short Sales at Market Value** (Notes 1 and 2)                                    7,011,510       6,209,480
Payable for Futures Contracts Settlement (Note 1)                                   54,844          52,923
Payable for Securities Purchased (Note 1)                                          393,445          74,940
Payable for Fund Shares Redeemed                                                     5,795             246
Investment Advisory Fees Payable (Note 4)                                           22,685          13,537
Short Sales Dividends Payable                                                        9,329           7,158
----------------------------------------------------------------------------------------------------------
  TOTAL LIABILITIES                                                              7,497,608       6,358,284
==========================================================================================================
NET ASSETS                                                                 $    22,557,313    $ 13,337,186
==========================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                                            $    22,427,480    $ 13,268,473
Undistributed Net Investment Income                                                 84,835          47,435
Accumulated Net Realized Gain on Investments, Credit Default Swaps, and
  Futures Contracts                                                                151,101          65,451
Net Unrealized Depreciation on Investments,
  Credit Default Swaps, and Futures Contracts                                     (106,103)        (44,173)
==========================================================================================================
NET ASSETS                                                                 $    22,557,313    $ 13,337,186
==========================================================================================================
SHARES OUTSTANDING                                                                 861,112         506,430

NET ASSET VALUES                                                           $         26.20    $      26.34

 *    THE COST OF SECURITIES AT VALUE IS $21,960,129 AND $13,012,275,
      RESPECTIVELY.

** THE PROCEEDS OF SHORT SALES AT MARKET VALUE ARE $6,616,659 AND $5,932,147, RESPECTIVELY.


26 | THE RYDEX VARIABLE TRUST ANNUAL REPORT   See Notes to Financial Statements.

STATEMENTS OF OPERATIONS                            Year Ended December 31, 2006
--------------------------------------------------------------------------------

                                                                           ABSOLUTE RETURN          HEDGED
                                                                                STRATEGIES          EQUITY
                                                                                      FUND            FUND
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                                          $       395,450       $ 278,818
Dividends, Net of Foreign Tax Withheld* (Note 1)                                   105,871          58,098
Other Income                                                                         5,390             202
----------------------------------------------------------------------------------------------------------
  Total Income                                                                     506,711         337,118
----------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 4)                                                  122,492          75,596
Short Sales Dividend Expense                                                        57,434          50,870
Trustees' Fees**                                                                       327             231
Custody Fees                                                                         2,335           2,015
Miscellaneous                                                                       (2,404)         (2,135)
----------------------------------------------------------------------------------------------------------
  Total Expenses                                                                   180,184         126,577
----------------------------------------------------------------------------------------------------------
Net Investment Income                                                              326,527         210,541
==========================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                                             (346,058)        116,745
Futures Contracts                                                                  494,336         351,893
Securities Sold Short                                                              307,001         (99,927)
----------------------------------------------------------------------------------------------------------
  Total Net Realized Gain                                                          455,279         368,711
----------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                                              371,617         280,840
Credit Default Swaps                                                                 1,234              --
Futures Contracts                                                                  (69,334)        (46,483)
Securities Sold Short                                                             (407,553)       (282,740)
----------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)                              (104,036)        (48,383)
----------------------------------------------------------------------------------------------------------
Net Gain on Investments                                                            351,243         320,328
----------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                 $       677,770       $ 530,869
==========================================================================================================

 *    FOREIGN TAX WITHHELD OF $539 AND $266, RESPECTIVELY.

**    RELATES TO TRUSTEES NOT DEEMED "INTERESTED PERSONS" WITHIN THE MEANING OF
      SECTION 2(a)(19) OF THE 1940 ACT.


See Notes to Financial Statements.   THE RYDEX VARIABLE TRUST ANNUAL REPORT | 27

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     ABSOLUTE RETURN                     HEDGED
                                                                     STRATEGIES FUND                  EQUITY FUND
-------------------------------------------------------------------------------------------------------------------------

                                                                   YEAR             YEAR             YEAR            YEAR
                                                                  ENDED            ENDED            ENDED           ENDED
                                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
                                                                   2006            2005*             2006           2005*
-------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income                                     $     326,527    $       5,902    $     210,541    $      4,198
Net Realized Gain on Investments                                455,279           10,859          368,711          11,135
Net Change in Unrealized Appreciation (Depreciation)
   on Investments                                              (104,036)          (2,067)         (48,383)          4,210
-------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets from Operations                      677,770           14,694          530,869          19,543
-------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                          (247,851)              --         (166,122)         (3,305)
Realized Gain on Investment                                    (315,037)              --         (314,395)             --
-------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                            (562,888)              --         (480,517)         (3,305)
=========================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                               29,498,924        4,216,390       25,389,088       4,399,783
VALUE OF SHARES PURCHASED THROUGH DIVIDEND
   REINVESTMENT                                                 562,888               --          480,517           3,305
COST OF SHARES REDEEMED                                     (10,942,535)        (907,930)     (15,958,684)     (1,043,413)
=========================================================================================================================
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS           19,119,277        3,308,460        9,910,921       3,359,675
-------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets                                   19,234,159        3,323,154        9,961,273       3,375,913
NET ASSETS--BEGINNING OF PERIOD                               3,323,154               --        3,375,913              --
=========================================================================================================================
NET ASSETS--END OF PERIOD                                 $  22,557,313    $   3,323,154    $  13,337,186    $  3,375,913
=========================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME--END OF PERIOD        $      84,835    $       5,902    $      47,435    $        893
=========================================================================================================================

*     SINCE THE COMMENCEMENT OF OPERATIONS: NOVEMBER 29, 2005.


28 |  THE RYDEX VARIABLE TRUST ANNUAL REPORT  See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                         NET
                                                                     INCREASE IN
                                                       NET REALIZED   NET ASSET                  DISTRIBUTIONS
                                NET ASSET                  AND          VALUE     DISTRIBUTIONS    FROM NET
                                 VALUE,       NET       UNREALIZED    RESULTING       FROM NET      REALIZED
                                BEGINNING  INVESTMENT    GAINS ON       FROM        INVESTMENT      CAPITAL         TOTAL
         YEAR ENDED             OF PERIOD   INCOME+     SECURITIES   OPERATIONS       INCOME         GAINS      DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------
ABSOLUTE RETURN STRATEGIES FUND
   DECEMBER 31, 2006             $25.20      $ .80        $  .87        $ 1.67       $ (.30)        $ (.37)        $ (.67)
   December 31, 2005*             25.00        .05           .15           .20           --             --             --
HEDGED EQUITY FUND
   DECEMBER 31, 2006              25.21        .84          1.23          2.07         (.33)          (.61)          (.94)
   December 31, 2005*             25.00        .04           .20           .24         (.03)            --           (.03)

                                                                   RATIOS TO AVERAGE NET ASSETS:
                                                                   -----------------------------
                                   NET      NET
                                INCREASE   ASSET                                                                        NET ASSETS,
                                 IN NET    VALUE,     TOTAL                                       NET       PORTFOLIO     END OF
                                  ASSET    END OF  INVESTMENT    TOTAL      NET    OPERATING   INVESTMENT   TURNOVER   PERIOD (000'S
      YEAR ENDED                  VALUE    PERIOD    RETURN    EXPENSES  EXPENSES  EXPENSES++    INCOME      RATE***     OMITTED)
------------------------------------------------------------------------------------------------------------------------------------
ABSOLUTE RETURN STRATEGIES FUND
   DECEMBER 31, 2006             $  1.00  $ 26.20    6.64%      1.70%     1.70%      1.16%       3.08%        309%        $22,557
   December 31, 2005*                .20    25.20    0.80%      1.45%**   1.45%**    1.20%**     2.28%**       19%          3,323
HEDGED EQUITY FUND
   DECEMBER 31, 2006                1.13    26.34    8.20%      1.93%     1.93%      1.15%       3.21%        360%         13,337
   December 31, 2005*                .21    25.21    0.94%      1.96%**   1.96%**    1.19%**     1.62%**       10%          3,376

  *   SINCE THE COMMENCEMENT OF OPERATIONS: NOVEMBER 29, 2005.

 **   ANNUALIZED.

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++   OPERATING EXPENSES EXCLUDE SHORT DIVIDENDS EXPENSE.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 29

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

The Rydex Variable Trust (the "Trust"), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (the "1940") as a non-diversified, open-ended investment company and is authorized to issue an unlimited number of no par value shares. At December 31, 2006, the Trust consisted of fifty-five operating Funds: twenty-five Benchmark Funds, one Money Market Fund, one Absolute Return Strategies Fund, one Hedged Equity Fund, nineteen Sector Funds, two Strategic Funds, three Essential Portfolio Funds and three CLS AdvisorOne Funds. This report covers the Absolute Return Strategies Fund and the Hedged Equity Fund (the "Funds"), while the Benchmark Funds, the Money Market Fund, the Sector Funds, the Strategic Funds, the Essential Portfolio Funds and the CLS AdvisorOne Funds are contained in separate reports. Rydex Investments (the "Advisor") serves as investment advisor to the Funds. Rydex Distributors, Inc. (the "Distributor") acts as principal underwriter for the Trust.

SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by the Trust.

A. Equity securities listed on an exchange (New York Stock Exchange ("NYSE") or American Stock Exchange) are valued at the last quoted sales price as of close of business on the NYSE, usually 4:00 p.m., Eastern Time, on the valuation date. Equity securities listed on the Nasdaq market system are valued at the Nasdaq Official Closing Price, usually as of 4:00 p.m., Eastern Time, on the valuation date. Listed options held by the Trust are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m., Eastern Time. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options held by the Trust are valued using the average bid price obtained from one or more security dealers. The value of futures contracts purchased and sold by the Trust are accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price, usually as of 4:00 p.m., Eastern Time, on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., Eastern Time, the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m., Eastern Time, to determine if fair valuation would provide a more accurate valuation. Short-term securities, if any, are valued at amortized cost, which approximates market value.

Traditional open-end investment companies ("Mutual Funds") are valued at their Net Asset Value (the "NAV") as of the close of business, usually 4:00 p.m., Eastern Time, on the valuation date. Exchange Traded Funds ("ETFs") and closed-end investment companies ("closed-end funds") are valued at the last quoted sales price.

The value of domestic equity index and credit default swap agreements entered into by the Funds is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE, usually 4:00 p.m., Eastern Time. The swap's market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor, an affiliated entity under direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and
(b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.

B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.

C. Distributions of net investment income and net realized capital gains are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Net investment income and loss, net realized gains and losses, and net assets are not affected by these differences.


30 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

D. When a Fund engages in a short sale, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A segregated account of cash and/or securities is maintained as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Fees, if any, paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the purchaser and records this as an expense.

E. Upon the purchase of an option by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security that the Fund purchases upon exercise will be increased by the premium originally paid. When a Fund writes (sells) an option, an amount equal to the premium received is entered in the Fund's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

F. The Trust may purchase or sell stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G. The Trust may enter into swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, equity index, credit default, or U.S. Dollar index, in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, equity index, credit default or U.S. Dollar index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities. In accordance with a Revenue Ruling issued by the Internal Revenue Service (the "IRS"), the Trust ceased investing in commodity index swaps after September 30, 2006.

H. The Funds may also purchase American Depository Receipts, U.S. Government securities, enter into repurchase agreements, and engage in futures, options and swap transactions.

I. The Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate. Segregated cash with the broker is held as collateral for investments in derivative instruments such as futures contracts and equity index swap agreements.

J. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the discount rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

K. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2. FINANCIAL INSTRUMENTS

As part of its investment strategy, the Trust may utilize a variety of derivative instruments, including options, futures, options on futures, swap agreements, and short


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 31

--------------------------------------------------------------------------------

sales. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or its affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

The risk associated with purchasing options is limited to the premium originally paid. Options written by a Fund involve, to varying degrees, risk of loss in excess of the option value reflected in the Statements of Assets and Liabilities. The risk in writing a covered call option is that a Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.

There are several risks in connection with the use of futures contracts. Futures contracts involve, to varying degrees, risk of loss in excess of amounts reflected in the financial statements. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

There are several risks associated with the use of structured notes. Structured securities are leveraged, providing an exposure to the underlying benchmark of three times the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument. A highly liquid secondary market may not exist for the structured notes a Fund invests in, which may make it difficult for the Fund to sell the structured notes it holds at an acceptable price or to accurately value them. In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at maturity of the obligation. Although the Trust will not invest in any structured notes unless the Advisor believes that the issuer is creditworthy, a Fund does bear the risk of loss of the amount expected to be received in the event of the default or bankruptcy of the issuer. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.

The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although the Trust will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.

There are several risks associated with credit default swaps. Credit default swaps involve the exchange of a fixed-rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor," receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which the Fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the Fund assumes the market and credit risk of the underlying instrument, including liquidity and loss of value. Interest rate swap contracts involve the exchange of commitments to pay and receive interest based on a notional principal amount. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.

Short sales are transactions in which a Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. Short Dividends or Interest Expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund.


32 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

In conjunction with the use of options, futures, options on futures, swap agreements, as well as short sales of securities, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.

The risks inherent in the use of options, futures contracts, options on futures contracts, swap agreements, as well as short sales of securities, include i) adverse changes in the value of such instruments; ii) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; iii) the possible absence of a liquid secondary market for any particular instrument at any time; and iv) the potential of counterparty default.

3. CALL OPTIONS WRITTEN

As of December 31, 2006, the Funds did not have any open written call option positions.

Transactions in options written during the period ended December 31, 2006, were as follows:

                                                         NUMBER OF     PREMIUMS
HEDGED EQUITY FUND                                       CONTRACTS     RECEIVED
-------------------------------------------------------------------------------
Options outstanding at December 31, 2005                      1        $  3,321
Options written                                              --              --
Options closed                                                1          (3,321)
-------------------------------------------------------------------------------
Options outstanding at December 31, 2006                     --        $     --

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory contract, the Trust pays the Advisor, an affiliated entity, investment advisory fees calculated at an annualized rate of 1.15% of the average daily net assets of the Funds. The Advisor has contractually agreed to pay all operating expenses of the Fund, excluding interest expense and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, and extraordinary expenses. Organizational and setup costs for new funds are paid by the Trust. Certain officers and trustees of the Trust are also officers of the Advisor.

5. FEDERAL INCOME TAX INFORMATION

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code and will distribute substantially all net investment income and capital gains to shareholders. Therefore, no Federal income tax provision is required.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for derivatives, foreign currency transactions, losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. This may include net operating losses not utilized during the current period and the expiration of capital loss carryforward. These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

The tax character of distributions paid during 2006 was as follows:

                                                                        ORDINARY      LONG-TERM           TOTAL
FUND                                                                      INCOME   CAPITAL GAIN   DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------
Absolute Return Strategies Fund                                         $418,938   $    143,950   $     562,888
Hedged Equity Fund                                                       398,736         81,781         480,517

The tax character of distributions paid during 2005 was as follows:

                                                                        ORDINARY      LONG-TERM           TOTAL
FUND                                                                      INCOME   CAPITAL GAIN   DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------
Absolute Return Strategies Fund                                         $     --   $         --   $          --
Hedged Equity Fund                                                         3,305             --           3,305


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 33

--------------------------------------------------------------------------------

The tax character of distributable earnings/(accumulated losses) at December 31, 2006 was as follows:

                                    UNDISTRIBUTED   UNDISTRIBUTED
                                         ORDINARY       LONG-TERM    NET UNREALIZED    CAPITAL LOSS
FUND                                       INCOME            GAIN      DEPRECIATION    CARRYFORWARD
---------------------------------------------------------------------------------------------------
Absolute Return Strategies Fund     $     330,055   $     112,818    $     (254,610)   $         --
Hedged Equity Fund                        164,258          91,680          (135,878)             --

The Funds' tax basis capital gains and losses are determined only at the end of each fiscal year. Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains.

At December 31, 2006, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

                                                               TAX               TAX            NET
                                              TAX       UNREALIZED        UNREALIZED     UNREALIZED
FUND                                         COST             GAIN              LOSS           LOSS
----------------------------------------------------------------------------------------------------
Absolute Return Strategies Fund      $ 15,571,797       $  450,102        $ (705,946)    $ (255,844)
Hedged Equity Fund                      7,235,949          350,851          (486,729)      (135,878)

6.  REPURCHASE AGREEMENTS

The Trust transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury. The collateral is in the possession of the Trust's custodian and is evaluated daily to ensure that its market value exceeds 102% of the delivery value of the repurchase agreements at maturity. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

The repurchase agreements executed by the joint account and outstanding as of December 31, 2006, were as follows:

COUNTERPARTY                       TERMS OF AGREEMENT       FACE VALUE   MARKET VALUE   REPURCHASE PRICE
--------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc.              4.60% due 01/02/07      $95,418,751   $ 95,418,751       $ 95,467,520
UBS Financial Services, Inc.       4.79% due 01/02/07       89,000,000     89,000,000         89,047,368
Morgan Stanley                     4.65% due 01/02/07       89,000,000     89,000,000         89,045,983
Mizuho Financial Group, Inc.       4.80% due 01/02/07       89,000,000     89,000,000         89,047,467
Credit Suisse First Boston         4.90% due 01/02/07       25,253,732     25,253,732         25,267,481
--------------------------------------------------------------------------------------------------------
                                                                         $387,672,483       $387,875,819
--------------------------------------------------------------------------------------------------------

As of December 31, 2006, the collateral for the repurchase agreements in the joint account was as follows:

SECURITY TYPE                          MATURITY DATES   RANGE OF RATES      PAR VALUE       MARKET VALUE
--------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds               11/15/16 - 05/15/17   7.500% - 8.750%  $ 30,385,000       $ 37,544,892
TIP Bonds                               04/15/29            3.875%          1,045,000          1,615,292
U.S. Treasury Notes               01/15/08 - 11/15/15   1.875% - 4.500%   251,823,244        248,683,722
TIP Notes                         01/15/14 - 07/15/15   1.625% - 2.000%    16,495,000         16,806,078
U.S. Treasury Bills               03/08/07 - 06/07/07       0.000%         91,711,000         90,785,145
--------------------------------------------------------------------------------------------------------
                                                                                            $395,435,129
--------------------------------------------------------------------------------------------------------

In the event of counterparty default, the Trust has the right to collect the collateral to offset losses incurred. There is potential loss to the Trust in the event the Trust is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Trust seeks to assert its rights. The Trust's investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the credit worthiness of those banks and dealers with which the Trust enters into repurchase agreements to evaluate potential risks.

7. SECURITIES TRANSACTIONS

During the year ended December 31, 2006, cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments, were:

                                      ABSOLUTE RETURN STRATEGIES   HEDGED EQUITY
                                                            FUND            FUND
--------------------------------------------------------------------------------
Purchases                                            $29,287,523     $19,222,898
Sales                                                $18,464,224     $14,938,896


34 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

8. SHARE TRANSACTIONS

The Trust is authorized to distribute an unlimited number of no par value shares. Transactions in shares for the years presented were:

                                                                     PURCHASED THROUGH
                                         SHARES PURCHASED           DIVIDEND REINVESTMENT
----------------------------------------------------------------------------------------------
                                    YEAR ENDED      YEAR ENDED    YEAR ENDED      YEAR ENDED
                                  DECEMBER 31,    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                          2006            2005*          2006           2005*
----------------------------------------------------------------------------------------------
ABSOLUTE RETURN STRATEGIES FUND      1,127,925         167,851         21,509             --
HEDGED EQUITY FUND                     961,138         175,111         18,243            130

                                                                        NET SHARES
                                          SHARES REDEEMED                PURCHASED
----------------------------------------------------------------------------------------------
                                    YEAR ENDED      YEAR ENDED     YEAR ENDED     YEAR ENDED
                                  DECEMBER 31,    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                          2006            2005*          2006           2005*
----------------------------------------------------------------------------------------------
ABSOLUTE RETURN STRATEGIES FUND       (420,205)        (35,968)       729,229        131,883
HEDGED EQUITY FUND                    (606,870)        (41,322)       372,511        133,919

*    SINCE THE COMMENCEMENT OF OPERATIONS: NOVEMBER 29, 2005.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 35

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

9. NEW ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.

On September 15, 2006, the FASB released Statement Financial Accounting Standard No. 157 ("FAS 157") Fair Value Measurement which provided enhanced guidance for using fair value to measure assets and liabilities. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity's financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. Adoption of FAS 157 is required for fiscal years beginning after November 15, 2007. The standard is not expected to materially impact the Funds' financial statements.


36 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders

of Rydex Variable Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Absolute Return Strategies Fund and Hedged Equity Fund (two of the funds of the Rydex Variable Trust, hereafter referred to as the "Funds") at December 31, 2006, the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland

February 23, 2007


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 37

OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

TAX INFORMATION

This information is being provided as required by the Internal Revenue Code. Amounts shown may differ from those elsewhere in the report because of difference in tax and financial reporting practices.

The Funds' distributions to shareholders included:

                                               ABSOLUTE RETURN    HEDGED EQUITY
                                               STRATEGIES FUND             FUND
--------------------------------------------------------------------------------
From short-term capital gains:                        $171,087         $232,614
From long-term capital gains, subject to the
   15% rate gains category:                           $143,950         $ 81,781

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES INFORMATION

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC's website at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1-800-820-0888.

RYDEX INVESTMENTS BOARD REVIEW AND APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 (the "1940 Act") requires that the initial approval of, as well as the continuation of, a fund's investment advisory agreement be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund's trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the "SEC") takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Rydex Variable Trust Board of Trustees (the "Board") calls and holds one meeting each year that is dedicated to considering whether to renew the investment advisory agreement between Rydex Variable Trust (the "Trust") and PADCO Advisors II, Inc., which does business under the name Rydex Investments ("Rydex Investments"), (the "Advisory Agreement") with respect to existing funds in the Trust, including the funds discussed in this Annual Report (each a "Fund" and collectively, the "Funds"), and to reviewing certain other agreements pursuant to which Rydex Investments provides investment advisory services to certain other registered investment companies. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by Rydex Investments, including information about Rydex Investments' affiliates, personnel and operations. The Board also receives data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and performance. The Board also receives a memorandum from Fund counsel regarding the responsibilities of the Board for the approval of investment advisory agreements. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management, and participate in question and answer sessions with representatives of Rydex Investments.

At a meeting held on August 27 and 28, 2006, the Board approved the selection of Rydex Investments and the continuance of the Advisory Agreement for an additional one-year period, based on its review of qualitative and quantitative information provided by Rydex Investments. The Board's approval of the Advisory Agreement was based on consideration and evaluation of a variety of specific factors discussed at that meeting and at prior meetings, including:


38 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY RYDEX INVESTMENTS

The Board reviewed the scope of services to be provided by Rydex Investments under the Advisory Agreement and noted that there would be no significant differences between the scope of services required to be provided by Rydex Investments for the past year and the scope of services required to be provided by Rydex Investments for the upcoming year. In reviewing the scope of services provided to the Funds by Rydex Investments, the Board reviewed and discussed Rydex Investments' investment experience, noting that Rydex Investments and its affiliates have committed significant resources over time to the support of the Funds. The Board also considered Rydex Investments' compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that Rydex Investments provides information regarding the portfolio management and compliance to the Board on a periodic basis in connection with regularly scheduled meetings of the Board. In addition to the above considerations, the Board reviewed and considered Rydex Investments' investment processes and strategies, and matters related to Rydex Investments' portfolio transaction policies and procedures. In particular, the Board noted the substantial volume of portfolio trades and shareholder transaction activity, in general, processed by Rydex Investments due to the unlimited exchange policy of the majority of the Funds. The Board further noted that the Funds have met their investment objectives consistently since their relevant inception dates. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by Rydex Investments to the Funds under the Advisory Agreement were appropriate and continued to support the Board's original selection of Rydex Investments as investment adviser to the Funds.

FUND EXPENSES AND PERFORMANCE OF THE FUNDS AND RYDEX INVESTMENTS

The Board reviewed statistical information prepared by Rydex Investments regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other funds registered under the 1940 Act determined by Rydex Investments to comprise each Fund's applicable peer group. Because few funds seek to provide unlimited exchange privileges similar to those of the Funds (other than the Commodities Fund, Multi-Cap Core Equity Fund, Sector Rotation Fund, Absolute Return Strategies Fund, and Hedged Equity
Fund), each Fund's applicable peer group is generally limited to the funds of two unaffiliated mutual fund families. In addition, the Board reviewed statistical information prepared by Rydex Investments relating to the performance of each Fund, as well as each Fund's ability to successfully track its benchmark over time, and a comparison of each Fund's performance to funds with similar investment objectives for the same periods and to appropriate indices/benchmarks, in light of total return, yield and market trends. The Board further noted that despite the unique nature of the Funds, the peer fund information presented to the Board was meaningful because the peer funds' investment objectives and strategies were closely aligned with those of the Funds. The Board noted that most of the Funds either outperformed their peer funds or performed in line with them over relevant periods. The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than or in line with the investment advisory fee rates and overall expenses of the peer funds. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Funds, as managed by Rydex Investments, as compared to the investment advisory fees and expense levels and performance of the peer funds, were satisfactory for the purposes of approving the continuance of the Advisory Agreement.

COSTS OF SERVICES PROVIDED TO THE FUNDS AND PROFITS REALIZED BY RYDEX INVESTMENTS AND ITS AFFILIATES

The Board reviewed information about the profitability of the Funds to Rydex Investments based on the advisory fees payable under the Advisory Agreement for the last calendar year. Rydex Investments also presented the Board with material discussing its methodology for determining the level of advisory fees assessable to the Funds. The Board analyzed the Funds' expenses, including the investment advisory fees paid to Rydex Investments. The Board also reviewed information regarding direct revenue received by Rydex Investments and ancillary revenue received by Rydex Investments and/or its affiliates in connection with the services provided to the Funds by Rydex Investments (as discussed below) and/or its affiliates. The Board also discussed Rydex Investments' profit margin as reflected in Rydex Investments' profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits to be realized by Rydex Investments and its affiliates under the Advisory Agreement and from other relationships between the Funds and Rydex Investments and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 39

OTHER INFORMATION (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

      ECONOMIES OF SCALE

      In connection with its review of the Funds' profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds' asset levels. The Board noted that the Advisory Agreement for the Funds did not provide for any breakpoints in the investment advisory fee rates as a result of increases in the asset levels of such Funds. The Board also noted that though Rydex Investments' assets under management were significant, the amount is spread among more than 95 Funds. Further limiting the realization of economies of scale is the ability of shareholders of the majority of the Funds to engage in unlimited trading. The Board also reviewed Rydex Investments' historic profitability as investment adviser to the Funds and determined that reductions in fee rates or additions of breakpoints were not warranted at this juncture. Based on this review, the Board, recognizing its responsibility to consider this issue at least annually, concluded that there are limited economies of scale to share with the Funds' shareholders.

      OTHER BENEFITS TO RYDEX INVESTMENTS AND/OR ITS AFFILIATES

      In addition to evaluating the services provided by Rydex Investments, the Board also considered the nature, extent, quality and cost of the administrative, distribution, and shareholder services performed by Rydex Investments' affiliates under separate agreements. The Board noted that Rydex Investments reports its use of soft dollars to the Board on a quarterly basis, as well as any portfolio transactions on behalf of the Funds placed through an affiliate of the Funds or Rydex Investments pursuant to Rule 17e-1 under the 1940 Act. Based on its review, the Board concluded that the nature and quality of the services provided by Rydex Investments' affiliates to the Trust will benefit the Funds' shareholders, and that any ancillary benefits would not be disadvantageous to the Funds' shareholders, particularly in light of the Board's view that the Funds' shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment strategies and services.

Based on the above analysis, the Board determined that the Advisory Agreement, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Funds and their shareholders to continue the Advisory Agreement.


40 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 1-800-820-0888.

All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.

TRUSTEES AND OFFICERS

                                            LENGTH OF SERVICE
   NAME, POSITION AND                           AS TRUSTEE                        NUMBER OF
      YEAR OF BIRTH                            (YEAR BEGAN)                     FUNDS OVERSEEN
-------------------------           --------------------------------          -------------------
CARL G. VERBONCOEUR*                    Rydex Series Funds - 2004                    146
Trustee, President (1952)               Rydex Variable Trust - 2004
                                       Rydex Dynamic Funds - 2004
                                         Rydex ETF Trust - 2004

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Chief Executive Officer and Treasurer of Rydex Specialized Products, LLC (2005 to present); Chief Executive Officer of Rydex Investments and Rydex Distributors, Inc. (2003 to present); Executive Vice President of Rydex Investments (2000 to 2003)

                                    --------------------------------

MICHAEL P. BYRUM*                       Rydex Series Funds - 2005                    146
Trustee, Vice President (1970)          Rydex Variable Trust - 2005
                                       Rydex Dynamic Funds - 2005
                                         Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Secretary of Rydex Specialized Products, LLC (2005 to present); Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); Vice President of Rydex ETF Trust (2002 to present); President and Trustee of Rydex Capital Partners SPhinX Fund (2003 to 2006); President of Rydex Investments (2004 to present); Chief Operating Officer of Rydex Investments and Rydex Distributors, Inc. (2003 to
2004)
--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

                                            LENGTH OF SERVICE
   NAME, POSITION AND                           AS TRUSTEE                        NUMBER OF
      YEAR OF BIRTH                            (YEAR BEGAN)                     FUNDS OVERSEEN
-------------------------           --------------------------------          -------------------
JOHN O. DEMARET                         Rydex Series Funds - 1997                    139
Trustee, Chairman of the                Rydex Variable Trust - 1998
Board (1940)                           Rydex Dynamic Funds - 1999
                                         Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired

                                    --------------------------------

COREY A. COLEHOUR                       Rydex Series Funds - 1993                    139
Trustee (1945)                          Rydex Variable Trust - 1998
                                       Rydex Dynamic Funds - 1999
                                         Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2006 to present); Owner and President of Schield Management Company, registered investment adviser (2005 to 2006); Senior Vice President of Marketing and Co-Owner of Schield Management Company, registered investment adviser (1985 to 2005)

                                    --------------------------------

J. KENNETH DALTON                       Rydex Series Funds - 1995                    139
Trustee (1941)                          Rydex Variable Trust - 1998
                                       Rydex Dynamic Funds - 1999
                                         Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Mortgage Banking Consultant and Investor, The Dalton Group

                                    --------------------------------


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 41

--------------------------------------------------------------------------------

                                            LENGTH OF SERVICE
   NAME, POSITION AND                           AS TRUSTEE                        NUMBER OF
      YEAR OF BIRTH                            (YEAR BEGAN)                     FUNDS OVERSEEN
-------------------------           --------------------------------          -------------------
WERNER E. KELLER                        Rydex Series Funds - 2005                    139
Trustee (1940)                          Rydex Variable Trust - 2005
                                       Rydex Dynamic Funds - 2005
                                         Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2001 to present); Chairman, Centurion Capital Management (1991 to 2001)

                                    --------------------------------

THOMAS F. LYDON, JR.                    Rydex Series Funds - 2005                    139
Trustee (1960)                          Rydex Variable Trust - 2005
                                       Rydex Dynamic Funds - 2005
                                         Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: President, Global Trends
Investments

                                    --------------------------------

PATRICK T. MCCARVILLE                   Rydex Series Funds - 1997                    139
Trustee (1942)                          Rydex Variable Trust - 1998
                                       Rydex Dynamic Funds - 1999
                                         Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Founder and Chief Executive Officer, Par Industries, Inc.

                                    --------------------------------

ROGER SOMERS                            Rydex Series Funds - 1993                    139
Trustee (1944)                          Rydex Variable Trust - 1998
                                       Rydex Dynamic Funds - 1999
                                         Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Owner, Arrow Limousine
--------------------------------------------------------------------------------

EXECUTIVE OFFICERS

NAME, POSITION AND                                             PRINCIPAL OCCUPATIONS
    YEAR OF BIRTH                                              DURING PAST FIVE YEARS
-------------------------                                     ---------------------------
NICK BONOS*                                Chief Financial Officer of Rydex Specialized Products, LLC (2005 to
Vice President and Treasurer (1963)        present); Vice President and Treasurer of Rydex Series Funds,
                                           Rydex Variable Trust, Rydex Dynamic Funds, and Rydex ETF Trust
                                           (2003 to present); Senior Vice President of Rydex Investments
                                           (2003 to present); Vice President and Treasurer of Rydex Capital
                                           Partners SPhinX Fund (2003 to 2006); Vice President of
                                           Accounting of Rydex Investments (2000 to 2003)

JOANNA M. HAIGNEY*                         Chief Compliance Officer Rydex Series Funds, Rydex Variable
Chief Compliance Officer and               Trust, and Rydex Dynamic Funds (2004 to present); Secretary of
Secretary (1966)                           Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic
                                           Funds (2000 to present); Secretary of Rydex ETF Trust (2002 to present); Vice President of Compliance of Rydex Investments
                                           (2000 to present); Secretary of Rydex Capital Partners SPhinX
                                           Fund (2003 to 2006)


42 |  THE RYDEX VARIABLE TRUST ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

EXECUTIVE OFFICERS

   NAME, POSITION AND                                             PRINCIPAL OCCUPATIONS
      YEAR OF BIRTH                                              DURING PAST FIVE YEARS
-------------------------                                     ---------------------------
JOSEPH ARRUDA*                             Assistant Treasurer of Rydex Series Funds, Rydex Variable Trust,
Assistant Treasurer (1966)                 Rydex Dynamic Funds, Rydex ETF Trust (2006); Vice President
                                           of Rydex Investments (2004 to present); Director of Accounting of
                                           Rydex Investments (2003 to 2004); Vice President of Mutual
                                           Funds, State Street Bank & Trust (2000 to 2003)

PAULA BILLOS*                              Controller of Rydex Series Funds, Rydex Variable Trust, Rydex
Controller (1974)                          Dynamic Funds, Rydex ETF Trust (2006); Director of Fund
                                           Administration of Rydex Investments (2001 to present)

* OFFICERS OF THE FUND ARE DEEMED TO BE "INTERESTED PERSONS" OF THE TRUST, WITHIN THE MEANING OF SECTION 2(a)(19) OF THE 1940 ACT, INASMUCH AS THIS PERSON IS AFFILIATED WITH THE ADVISOR.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 43

--------------------------------------------------------------------------------

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

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

                [LOGO] RYDEXINVESTMENTS
       Essential for modern markets(TM)

       9601 Blackwell Road, Suite 500
       Rockville, MD 20850
       www.rydexinvestments.com
       800.820.0888
       RVAOEHF-2-1206x1207

                                                               DECEMBER 31, 2006

                                              RYDEX VARIABLE TRUST ANNUAL REPORT

                                                       ESSENTIAL PORTFOLIO FUNDS
                                           ESSENTIAL PORTFOLIO CONSERVATIVE FUND
                                               ESSENTIAL PORTFOLIO MODERATE FUND
                                             ESSENTIAL PORTFOLIO AGGRESSIVE FUND

                                                         [LOGO] RYDEXINVESTMENTS
                                                Essential for modern markets(TM)

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Rydex Distributors, Inc.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS ................................................    2

ABOUT SHAREHOLDERS' FUND EXPENSES .........................................    4

PERFORMANCE REPORTS AND FUND PROFILES .....................................    6

SCHEDULES OF INVESTMENTS ..................................................    9

STATEMENTS OF ASSETS AND LIABILITIES ......................................   12

STATEMENTS OF OPERATIONS ..................................................   13

STATEMENTS OF CHANGES IN NET ASSETS .......................................   14

FINANCIAL HIGHLIGHTS ......................................................   15

NOTES TO FINANCIAL STATEMENTS .............................................   16

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ...................   23

OTHER INFORMATION .........................................................   24

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS .............................   27


                                      THE RYDEX VARIABLE TRUST ANNUAL REPORT | 1

LETTER TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

In many ways, 2006 was a surprising year for investors. Equity markets turned in an unexpectedly strong performance, based in large part on a powerful year-end rally. For much of 2006, stock prices were kept in check by inflation and interest rate concerns. One of the most noteworthy developments of the year was that the Federal Reserve ("Fed") called a halt to its two-year interest rate raising campaign in an effort to see if the 17 consecutive increases in short-term rates enacted over the prior two years had been enough to slow economic growth and cool inflationary pressures.

Throughout 2006, stock prices reacted to two major inputs--the price of oil and the direction of future interest rate policy. The pause in interest rate hikes by the Fed changed the debate from when would they stop to when will they ease. Oil prices, which had been on a relentless climb going back to the days prior to hurricane Katrina, finally broke after a first-half rally brought the price of oil to $77/barrel in mid July. By the end of the year, oil ended up 3% lower than where it began at $61/barrel.

Underlying this was the hope that the economy would achieve a soft landing--slowing enough to give the Fed latitude to ease, but not enough to tip the economy into recession. The major risk in 2006 was housing. As the housing "bubble" burst, it had--and still has--the potential to pull the economy into recession. Stock price behavior, particularly in the fourth quarter, indicates that most observers believed the economy had dodged that bullet.

Stocks rallied modestly at the beginning of 2006 then pulled back in the May-July period on concerns about inflationary pressures and additional rate hikes by the Fed. With the economy slowing and inflationary pressures easing, markets rallied strongly in the fourth quarter, pushing the benchmark Dow Jones Industrial Average(SM) and S&P 500(R) indices to 19.05% and 15.79% gains, respectively, on a total return basis for the year.

Although it was a bit of a seesaw battle, investors expressed a preference for small-capitalization stocks as the small-cap Russell 2000(R) Index rose 18.37%, beating the large-cap Russell 1000(R) Index by 2.76%. The growth vs. value battle was less of a toss-up as the Russell 1000(R) Value Index soared 22.46% compared to 9.15% for the Russell 1000(R) Growth Index.

All three Rydex Essential Portfolios enjoyed strong returns during the last two months of 2006 as markets rallied significantly at the close of the year. Investment returns ranged from +1.71% for the Conservative Portfolio to +3.02% for the Aggressive Portfolio. Both the Moderate and Aggressive Portfolios outperformed their benchmarks during the period, while the Conservative Portfolio trailed slightly. Domestic and international equity markets in particular, rallied strongly during the review period on the back of massive global liquidity, expectations of easing by the Federal Reserve and unprecedented levels of M&A, private equity and buyout activity. Real Estate was also a positive contributor to performance during the quarter. Rydex Government Long Bond Advantage and Commodities Fund allocations detracted slightly from performance as interest rates rose modestly and commodity indexes pulled back slightly.

Looking into 2007, we think it is likely that economic growth will be slower but not recessionary. In that environment we expect stocks to cool off, if not retreat a bit. That should give the Fed room to ease interest rates, which should push stock prices up again. We do not, however, expect those conditions to unfold until the second half of 2007.

Thank you for placing your trust in Rydex Investments.

Sincerely,

/s/David C. Reilly

David C. Reilly, CFA
Director of Investment Strategy


2 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

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                                      THE RYDEX VARIABLE TRUST ANNUAL REPORT | 3

ABOUT SHAREHOLDERS' FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund's gross income and reduce the investment return of the fund.

A fund's expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning June 30, 2006 and ending December 31, 2006.

The following tables illustrate your fund's costs in two ways:

TABLE 1. BASED ON ACTUAL FUND RETURN. This section helps you estimate the actual expenses that you paid over the period. The "Ending Account Value " shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

TABLE 2. BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the "SEC ") requires all mutual funds to calculate expenses based on the 5% return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations above assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs which may be incurred by the Fund. These costs may include, but are not limited to, sales charges (loads), redemption fees, and exchange fees.

You can find more information about the Fund's expenses, including annual expense ratios for up to the past five years, in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.


4 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

ABOUT SHAREHOLDERS' FUND EXPENSES (UNAUDITED)(CONCLUDED)
--------------------------------------------------------------------------------

                                                               BEGINNING                ENDING       EXPENSES
                                              EXPENSE      ACCOUNT VALUE         ACCOUNT VALUE    PAID DURING
                                                RATIO      JUNE 30, 2006     DECEMBER 31, 2006        PERIOD*
-------------------------------------------------------------------------------------------------------------
TABLE 1. BASED ON ACTUAL FUND RETURN**

Essential Portfolio Conservative Fund              --       $   1,000.00           $  1,017.10          $  --
Essential Portfolio Moderate Fund                  --           1,000.00              1,029.80             --
Essential Portfolio Aggressive Fund                --           1,000.00              1,030.20             --
-------------------------------------------------------------------------------------------------------------

TABLE 2. BASED ON HYPOTHETICAL 5% RETURN**

Essential Portfolio Conservative Fund              --           1,000.00              1,025.21             --
Essential Portfolio Moderate Fund                  --           1,000.00              1,025.21             --
Essential Portfolio Aggressive Fund                --           1,000.00              1,025.21             --

 * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365. EXPENSES SHOWN DO NOT INCLUDE FEES CHARGED BY INSURANCE COMPANIES.

**    SINCE THE COMMENCEMENT OF OPERATIONS: OCTOBER 27, 2006.


                                      THE RYDEX VARIABLE TRUST ANNUAL REPORT | 5

PERFORMANCE REPORTS AND FUND PROFILES (UNAUDITED)
--------------------------------------------------------------------------------

ESSENTIAL PORTFOLIO
CONSERVATIVE FUND

OBJECTIVE: To primarily seek preservation of capital and, secondarily, to seek long-term growth of capital.

INCEPTION: October 27, 2006

Rydex Essential Portfolio Conservative Fund rose 1.71% during the period, lagging behind the blended benchmark return of 1.94%. The major contributor to returns was the Portfolio's allocation of Rydex Europe Advantage Fund. Europe Advantage Fund's performance was driven by strong economic growth in the Eurozone economies on the back of solid investment, job spending and exports growth. European share prices were also bolstered by lower P/E's and higher expected earnings growth than in the U.S. With U.S. stock prices rallying in Q4, the Portfolio's allocation to Rydex Multi-Cap Core Equity Fund was also a major contributor. Allocations to the Small Cap Value, Large Cap Value and Sector Rotation Funds all contributed meaningfully to Portfolio returns as well. Two other allocations also aided performance during the quarter. The Portfolio's exposure to Rydex Absolute Return Strategies Fund added to aggregate returns, as did its allocation to Rydex Real Estate Fund. The strong showing by Rydex Real Estate Fund added significantly to overall returns. The Conservative Portfolio's large allocation to Rydex Government Long Bond Advantage Fund detracted slightly from performance as interest rates rose modestly in the fourth quarter. Our allocation to Rydex Commodities Fund was the only other source of negative returns, reducing aggregate performance in a difficult environment for commodities.

                          CUMULATIVE FUND PERFORMANCE:
                      OCTOBER 27, 2006 - DECEMBER 31, 2006

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

               ESSENTIAL PORTFOLIO                       ESSENTIAL PORTFOLIO
   DATE         CONSERVATIVE FUND     S&P 500 INDEX    CONSERVATIVE BENCHMARK

10/27/2006            10,000              10,000                10,000
10/28/2006            10,000              10,000                10,000
10/29/2006            10,000              10,000                10,000
10/30/2006            10,000              10,005                10,005
10/31/2006            10,032              10,005                10,034
 11/1/2006            10,016               9,932                10,015
 11/2/2006             9,984               9,932                10,005
 11/3/2006             9,936               9,910                 9,968
 11/4/2006             9,936               9,910                 9,968
 11/5/2006             9,936               9,910                 9,968
 11/6/2006            10,012              10,023                10,015
 11/7/2006            10,020              10,046                10,043
 11/8/2006            10,052              10,069                10,062
 11/9/2006            10,028              10,017                10,043
11/10/2006            10,060              10,036                10,062
11/11/2006            10,060              10,036                10,062
11/12/2006            10,060              10,036                10,062
11/13/2006            10,052              10,064                10,062
11/14/2006            10,112              10,129                10,100
11/15/2006            10,116              10,156                10,100
11/16/2006            10,084              10,179                10,100
11/17/2006            10,100              10,190                10,128
11/18/2006            10,100              10,190                10,128
11/19/2006            10,100              10,190                10,128
11/20/2006            10,120              10,185                10,128
11/21/2006            10,164              10,202                10,137
11/22/2006            10,176              10,227                10,156
11/23/2006            10,176              10,227                10,156
11/24/2006            10,180              10,191                10,147
11/25/2006            10,180              10,191                10,147
11/26/2006            10,180              10,191                10,147
11/27/2006            10,120              10,052                10,090
11/28/2006            10,152              10,089                10,118
11/29/2006            10,200              10,187                10,156
11/30/2006            10,244              10,195                10,175
 12/1/2006            10,236              10,166                10,175
 12/2/2006            10,236              10,166                10,175
 12/3/2006            10,236              10,166                10,175
 12/4/2006            10,284              10,257                10,213
 12/5/2006            10,292              10,298                10,232
 12/6/2006            10,264              10,288                10,222
 12/7/2006            10,248              10,247                10,203
 12/8/2006            10,216              10,266                10,184
 12/9/2006            10,216              10,266                10,184
12/10/2006            10,216              10,266                10,184
12/11/2006            10,256              10,289                10,203
12/12/2006            10,252              10,279                10,213
12/13/2006            10,228              10,293                10,194
12/14/2006            10,248              10,383                10,232
12/15/2006            10,236              10,394                10,232
12/16/2006            10,236              10,394                10,232
12/17/2006            10,236              10,394                10,232
12/18/2006            10,204              10,361                10,222
12/19/2006            10,216              10,384                10,232
12/20/2006            10,212              10,369                10,232
12/21/2006            10,208              10,334                10,232
12/22/2006            10,151              10,280                10,184
12/23/2006            10,151              10,280                10,184
12/24/2006            10,151              10,280                10,184
12/25/2006            10,151              10,280                10,184
12/26/2006            10,187              10,325                10,213
12/27/2006            10,215              10,400                10,232
12/28/2006            10,191              10,385                10,213
12/29/2006            10,171              10,338                10,194
12/30/2006            10,171              10,338                10,194
12/31/2006            10,171              10,338                10,194

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/06
--------------------------------------------------------------------------------
                                                                        SINCE
                                                                      INCEPTION
                                                                      (10/27/06)
--------------------------------------------------------------------------------
ESSENTIAL PORTFOLIO CONSERVATIVE FUND                                    1.71%
S&P 500 INDEX                                                            3.38%
SYNTHETIC ESSENTIAL PORTFOLIO CONSERVATIVE BENCHMARK*                    1.94%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

* BENCHMARK REFLECTS A 40/60 RATIO OF THE PERFORMANCE OF THE S&P 500 INDEX AND THE LEHMAN AGGREGATE BOND INDEX.

         INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]



                                           ESSENTIAL PORTFOLIO CONSERVATIVE FUND
--------------------------------------------------------------------------------
U.S. EQUITY FUNDS                                                    17.9%
U.S. FIXED-INCOME FUNDS AND MONEY MARKET FUND                        39.5%
INTERNATIONAL EQUITY FUNDS                                           12.0%
ALTERNATIVE STRATEGIES FUNDS                                         29.6%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Rydex Variable Trust -- Government Long Bond Advantage Fund               21.4%
Rydex Variable Trust -- U.S. Government Money Market Fund                 18.1%
Rydex Variable Trust -- Absolute Return Strategies Fund                   14.6%
Rydex Variable Trust -- Europe Advantage Fund                             12.0%
Rydex Variable Trust -- Multi-Cap Core Equity Fund                        10.3%
Rydex Variable Trust -- Real Estate Fund                                   4.2%
Rydex Variable Trust -- Commodities Fund                                   3.5%
Rydex Variable Trust -- Small-Cap Value Fund                               3.1%
Rydex Variable Trust -- Large-Cap Value Fund                               2.8%
Rydex Variable Trust -- Sector Rotation Fund                               2.6%
--------------------------------------------------------------------------------
Top Ten Total                                                             92.6%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative instruments.


6 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

ESSENTIAL PORTFOLIO
MODERATE FUND

OBJECTIVE: To primarily seek growth of capital and, secondarily, to seek preservation of capital.

INCEPTION: October 27, 2006

Rydex Essential Portfolio Moderate Fund returned 2.98% during the period, beating its benchmark return of 2.46%. Many of the asset class exposures that worked well for the Conservative Portfolio came into play for the Moderate Portfolio. Again, the largest positive contributor to overall return was the allocation to Rydex Europe Advantage Fund. Rydex Multi-Cap Core Equity, Nova and OTC Funds were also significant sources of positive return, adding meaningfully to overall results. Rydex Nova Fund's magnified exposure to the S&P 500 Index enabled it to generate a strong return during the year-end stock market rally. The other international allocation that aided results was the Moderate Portfolio's holding of Rydex Japan Advantage Fund, which rose briskly as Japanese stock prices recovered from their May-June swoon towards the end of the year. The Portfolio's exposure to the Rydex style box series of funds helped returns in a positive stock market environment, as did allocations to Rydex Absolute Return Strategies, Real Estate, Sector Rotation and Russell 2000(R) Advantage Funds. The Moderate Portfolio's smaller allocation to Rydex Government Long Bond Advantage Fund, which declined modestly, resulted in less of a drag on overall return. This, however, was more than offset by a larger allocation to Rydex Commodities Fund, which detracted from performance during the period.

                          CUMULATIVE FUND PERFORMANCE:
                      OCTOBER 27, 2006 - DECEMBER 31, 2006

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

               ESSENTIAL PORTFOLIO                     ESSENTIAL PORTFOLIO
   DATE           MODERATE FUND       S&P 500 INDEX     MODERATE BENCHMARK

10/27/2006            10,000              10,000              10,003
10/28/2006            10,000              10,000              10,003
10/29/2006            10,000              10,000              10,003
10/30/2006             9,996              10,005              10,003
10/31/2006            10,012              10,005              10,022
 11/1/2006             9,964               9,932               9,984
 11/2/2006             9,944               9,932               9,975
 11/3/2006             9,908               9,910               9,947
 11/4/2006             9,908               9,910               9,947
 11/5/2006             9,908               9,910               9,947
 11/6/2006            10,028              10,023              10,022
 11/7/2006            10,044              10,046              10,041
 11/8/2006            10,072              10,069              10,059
 11/9/2006            10,028              10,017              10,031
11/10/2006            10,052              10,036              10,050
11/11/2006            10,052              10,036              10,050
11/12/2006            10,052              10,036              10,050
11/13/2006            10,044              10,064              10,059
11/14/2006            10,144              10,129              10,106
11/15/2006            10,160              10,156              10,115
11/16/2006            10,120              10,179              10,125
11/17/2006            10,120              10,190              10,143
11/18/2006            10,120              10,190              10,143
11/19/2006            10,120              10,190              10,143
11/20/2006            10,120              10,185              10,143
11/21/2006            10,176              10,202              10,162
11/22/2006            10,208              10,227              10,171
11/23/2006            10,208              10,227              10,171
11/24/2006            10,200              10,191              10,162
11/25/2006            10,200              10,191              10,162
11/26/2006            10,200              10,191              10,162
11/27/2006            10,084              10,052              10,078
11/28/2006            10,144              10,089              10,106
11/29/2006            10,252              10,187              10,162
11/30/2006            10,300              10,195              10,181
 12/1/2006            10,268              10,166              10,171
 12/2/2006            10,268              10,166              10,171
 12/3/2006            10,268              10,166              10,171
 12/4/2006            10,352              10,257              10,227
 12/5/2006            10,372              10,298              10,255
 12/6/2006            10,348              10,288              10,237
 12/7/2006            10,324              10,247              10,218
 12/8/2006            10,300              10,266              10,209
 12/9/2006            10,300              10,266              10,209
12/10/2006            10,300              10,266              10,209
12/11/2006            10,336              10,289              10,237
12/12/2006            10,332              10,279              10,237
12/13/2006            10,328              10,293              10,227
12/14/2006            10,388              10,383              10,283
12/15/2006            10,376              10,394              10,283
12/16/2006            10,376              10,394              10,283
12/17/2006            10,376              10,394              10,283
12/18/2006            10,308              10,361              10,265
12/19/2006            10,324              10,384              10,283
12/20/2006            10,328              10,369              10,274
12/21/2006            10,304              10,334              10,265
12/22/2006            10,245              10,280              10,218
12/23/2006            10,245              10,280              10,218
12/24/2006            10,245              10,280              10,218
12/25/2006            10,245              10,280              10,218
12/26/2006            10,282              10,325              10,246
12/27/2006            10,352              10,400              10,283
12/28/2006            10,335              10,385              10,274
12/29/2006            10,298              10,338              10,246
12/30/2006            10,298              10,338              10,246
12/31/2006            10,298              10,338              10,246

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/06
--------------------------------------------------------------------------------
                                                                        SINCE
                                                                      INCEPTION
                                                                      (10/27/06)
--------------------------------------------------------------------------------
ESSENTIAL PORTFOLIO MODERATE FUND                                        2.98%
S&P 500 INDEX                                                            3.38%
SYNTHETIC ESSENTIAL PORTFOLIO MODERATE BENCHMARK*                        2.46%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

* BENCHMARK REFLECTS A 60/40 RATIO OF THE PERFORMANCE OF THE S&P 500 INDEX AND THE LEHMAN AGGREGATE BOND INDEX.

         INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]



                                              ESSENTIAL PORTFOLIO MODERATE FUND
-------------------------------------------------------------------------------
U.S. EQUITY FUNDS                                                     37.3%
U.S. FIXED-INCOME FUNDS                                               10.8%
INTERNATIONAL EQUITY FUNDS                                            28.9%
ALTERNATIVE STRATEGIES FUNDS                                          21.9%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Rydex Variable Trust -- Europe Advantage Fund                             19.3%
Rydex Variable Trust -- Government Long Bond Advantage Fund               10.8%
Rydex Variable Trust -- Absolute Return Strategies Fund                   10.6%
Rydex Variable Trust -- Japan Advantage Fund                               9.5%
Rydex Variable Trust -- Multi-Cap Core Equity Fund                         9.4%
Rydex Variable Trust -- OTC Fund                                           7.6%
Rydex Variable Trust -- Real Estate Fund                                   7.0%
Rydex Variable Trust -- Nova Fund                                          6.2%
Rydex Variable Trust -- Commodities Fund                                   5.6%
Rydex Variable Trust -- Russell 2000(R) Advantage Fund                     2.6%
--------------------------------------------------------------------------------
Top Ten Total                                                             88.6%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative instruments.


                                      THE RYDEX VARIABLE TRUST ANNUAL REPORT | 7

PERFORMANCE REPORTS AND FUND PROFILES (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

ESSENTIAL PORTFOLIO
AGGRESSIVE FUND

OBJECTIVE: To primarily seek growth of capital.

INCEPTION: October 27, 2006

Rydex Essential Portfolio Aggressive Fund enjoyed the strongest performance during the period, both in absolute terms and relative to the aggressive benchmark, gaining 3.02% versus 2.86% for the benchmark. Performance patterns were very similar to those seen in the Moderate and Conservative Portfolios, only magnified a bit. Rydex Europe and Japan Funds were outstanding contributors to positive Portfolio return. The Aggressive Portfolio's largest allocation was to Rydex Japan Advantage Fund which contributed substantially to aggregate return. Close behind was the allocation to Rydex Europe Advantage Fund, which was also a major contributor to Portfolio return. Rydex Real Estate, Multi-Cap Core Equity, Sector Rotation and Russell 2000(R) Advantage Funds were also major contributors to Portfolio performance. The Aggressive Portfolio's larger tolerance for risk permits a higher allocation to Rydex Sector Rotation Fund. The price momentum strategy employed by the Fund generated robust returns at the end of the year. Another key difference with the Aggressive Portfolio is the wider application of leveraged equity funds. Rydex Dynamic S&P 500 and Dynamic OTC Fund allocations added meaningfully to overall Portfolio results. The smaller average allocation to Rydex Absolute Return Strategies Fund resulted in a relatively modest contribution to return. Additionally, the Aggressive Portfolio's higher risk target resulted in a lower allocation to Rydex Government Long Bond Advantage Fund and a correspondingly lower return penalty. This again was offset by the Portfolio's allocation to Rydex Commodities Fund, whose decline detracted from Portfolio returns at year-end.

                          CUMULATIVE FUND PERFORMANCE:
                      OCTOBER 27, 2006 - DECEMBER 31, 2006

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

               ESSENTIAL PORTFOLIO                      ESSENTIAL PORTFOLIO
   DATE          AGGRESSIVE FUND      S&P 500 INDEX    AGGRESSIVE BENCHMARK

10/27/2006            10,000              10,000               10,000
10/28/2006            10,000              10,000               10,000
10/29/2006            10,000              10,000               10,000
10/30/2006            10,008              10,005                9,999
10/31/2006            10,000              10,005               10,009
 11/1/2006             9,908               9,932                9,953
 11/2/2006             9,884               9,932                9,953
 11/3/2006             9,848               9,910                9,925
 11/4/2006             9,848               9,910                9,925
 11/5/2006             9,848               9,910                9,925
 11/6/2006             9,992              10,023               10,018
 11/7/2006             9,992              10,046               10,036
 11/8/2006            10,012              10,069               10,064
 11/9/2006             9,940              10,017               10,018
11/10/2006             9,972              10,036               10,036
11/11/2006             9,972              10,036               10,036
11/12/2006             9,972              10,036               10,036
11/13/2006             9,976              10,064               10,064
11/14/2006            10,132              10,129               10,120
11/15/2006            10,152              10,156               10,129
11/16/2006            10,112              10,179               10,147
11/17/2006            10,100              10,190               10,166
11/18/2006            10,100              10,190               10,166
11/19/2006            10,100              10,190               10,166
11/20/2006            10,084              10,185               10,157
11/21/2006            10,136              10,202               10,175
11/22/2006            10,188              10,227               10,194
11/23/2006            10,188              10,227               10,194
11/24/2006            10,164              10,191               10,166
11/25/2006            10,164              10,191               10,166
11/26/2006            10,164              10,191               10,166
11/27/2006            10,004              10,052               10,064
11/28/2006            10,088              10,089               10,092
11/29/2006            10,228              10,187               10,175
11/30/2006            10,284              10,195               10,184
 12/1/2006            10,244              10,166               10,166
 12/2/2006            10,244              10,166               10,166
 12/3/2006            10,244              10,166               10,166
 12/4/2006            10,372              10,257               10,240
 12/5/2006            10,396              10,298               10,268
 12/6/2006            10,384              10,288               10,258
 12/7/2006            10,332              10,247               10,231
 12/8/2006            10,316              10,266               10,231
 12/9/2006            10,316              10,266               10,231
12/10/2006            10,316              10,266               10,231
12/11/2006            10,352              10,289               10,258
12/12/2006            10,332              10,279               10,249
12/13/2006            10,324              10,293               10,258
12/14/2006            10,416              10,383               10,323
12/15/2006            10,408              10,394               10,332
12/16/2006            10,408              10,394               10,332
12/17/2006            10,408              10,394               10,332
12/18/2006            10,316              10,361               10,314
12/19/2006            10,316              10,384               10,332
12/20/2006            10,332              10,369               10,314
12/21/2006            10,296              10,334               10,295
12/22/2006            10,235              10,280               10,249
12/23/2006            10,235              10,280               10,249
12/24/2006            10,235              10,280               10,249
12/25/2006            10,235              10,280               10,249
12/26/2006            10,277              10,325               10,286
12/27/2006            10,361              10,400               10,342
12/28/2006            10,340              10,385               10,323
12/29/2006            10,298              10,338               10,286
12/30/2006            10,298              10,338               10,286
12/31/2006            10,298              10,338               10,286

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/06
--------------------------------------------------------------------------------
                                                                     SINCE
                                                                   INCEPTION
                                                                  (10/27/06)
--------------------------------------------------------------------------------
ESSENTIAL PORTFOLIO AGGRESSIVE FUND                                  3.02%
S&P 500 INDEX                                                        3.38%
SYNTHETIC ESSENTIAL PORTFOLIO AGGRESSIVE BENCHMARK*                  2.86%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

* BENCHMARK REFLECTS AN 80/20 RATIO OF THE PERFORMANCE OF THE S&P 500 INDEX AND THE LEHMAN AGGREGATE BOND INDEX.

         INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]



                                             ESSENTIAL PORTFOLIO AGGRESSIVE FUND
--------------------------------------------------------------------------------
U.S. EQUITY FUNDS                                                   46.3%
U.S. FIXED-INCOME FUNDS                                              6.8%
INTERNATIONAL EQUITY FUNDS                                          29.2%
ALTERNATIVE STRATEGIES FUNDS                                        15.9%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Rydex Variable Trust -- Japan Advantage Fund                              18.5%
Rydex Variable Trust -- Europe Advantage Fund                             10.7%
Rydex Variable Trust -- Dynamic OTC Fund                                  10.1%
Rydex Variable Trust -- Dynamic S&P 500 Fund                               9.6%
Rydex Variable Trust -- Real Estate Fund                                   8.1%
Rydex Variable Trust -- Government Long Bond Advantage Fund                6.8%
Rydex Variable Trust -- Absolute Return Strategies Fund                    6.3%
Rydex Variable Trust -- Multi-Cap Core Equity Fund                         6.0%
Rydex Variable Trust -- Russell 2000(R) Advantage Fund                     5.7%
Rydex Variable Trust -- Commodities Fund                                   4.8%
--------------------------------------------------------------------------------
Top Ten Total                                                             86.6%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative instruments.


8 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

SCHEDULE OF INVESTMENTS                                        December 31, 2006
--------------------------------------------------------------------------------
   ESSENTIAL PORTFOLIO CONSERVATIVE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------

MUTUAL FUNDS 98.9%
Rydex Variable Trust -
   Government Long Bond
   Advantage Fund+                                      7,997      $     92,440
Rydex Variable Trust - U.S.
   Government Money
   Market Fund+                                        78,039            78,039
Rydex Variable Trust - Absolute
   Return Strategies Fund+                              2,401            62,914
Rydex Variable Trust - Europe
   Advantage Fund+                                      1,747            51,708
Rydex Variable Trust - Multi-Cap
   Core Equity Fund+                                    1,550            44,338
Rydex Variable Trust - Real Estate
   Fund+                                                  360            18,090
Rydex Variable Trust -
   Commodities Fund*+                                     842            15,275
Rydex Variable Trust - Small-Cap
   Value Fund+                                            462            13,208
Rydex Variable Trust - Large-Cap
   Value Fund+                                            377            11,967
Rydex Variable Trust - Sector
   Rotation Fund+                                         827            11,145
Rydex Variable Trust - Hedged
   Equity Fund+                                           357             9,404
Rydex Variable Trust - Large-Cap
   Growth Fund+                                           352             9,386
Rydex Variable Trust - Mid-Cap
   Growth Fund+                                           319             9,365
                                                                   ------------
TOTAL MUTUAL FUNDS
   (Cost $430,362)                                                      427,279
                                                                   ------------
TOTAL INVESTMENTS 98.9%
   (Cost $430,362)                                                 $    427,279
                                                                   ============
OTHER ASSETS IN
   EXCESS OF LIABILITIES - 1.1%                                    $      4,709
                                                                   ============
NET ASSETS - 100.0%                                                $    431,988

*     NON-INCOME PRODUCING SECURITY.

+     AFFILIATED FUND


See Notes to Financial Statements.    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS                                        December 31, 2006
--------------------------------------------------------------------------------
   ESSENTIAL PORTFOLIO MODERATE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------

MUTUAL FUNDS 98.9%
Rydex Variable Trust - Europe
   Advantage Fund+                                     22,919      $    678,409
Rydex Variable Trust -
   Government Long Bond
   Advantage Fund+                                     32,829           379,499
Rydex Variable Trust - Absolute
   Return Strategies Fund+                             14,180           371,522
Rydex Variable Trust - Japan
   Advantage Fund+                                     12,296           333,603
Rydex Variable Trust - Multi-Cap
   Core Equity Fund+                                   11,475           328,185
Rydex Variable Trust -
   OTC Fund*+                                          17,390           267,625
Rydex Variable Trust - Real
   Estate Fund+                                         4,856           244,010
Rydex Variable Trust -
   Nova Fund+                                          21,579           217,728
Rydex Variable Trust -
   Commodities Fund*+                                  10,805           196,102
Rydex Variable Trust - Russell
   2000(R) Advantage Fund+                              2,250            92,583
Rydex Variable Trust -
   Large-Cap Value Fund+                                2,508            79,690
Rydex Variable Trust -
   Small-Cap Value Fund+                                2,532            72,421
Rydex Variable Trust - Sector
   Rotation Fund+                                       5,156            69,448
Rydex Variable Trust - Mid-Cap
   Growth Fund+                                         2,354            69,034
Rydex Variable Trust - Mid-Cap
   Value Fund+                                          3,081            68,953
                                                                   ------------
TOTAL MUTUAL FUNDS
   (Cost $3,541,355)                                                  3,468,812
                                                                   ------------
TOTAL INVESTMENTS 98.9%
   (Cost $3,541,355)                                               $  3,468,812
                                                                   ============
OTHER ASSETS IN
   EXCESS OF LIABILITIES - 1.1%                                    $     38,876
                                                                   ============
NET ASSETS - 100.0%                                                $  3,507,688

*     NON-INCOME PRODUCING SECURITY.

+     AFFILIATED FUND


10 | THE RYDEX VARIABLE TRUST ANNUAL REPORT   See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS                                        December 31, 2006
--------------------------------------------------------------------------------
   ESSENTIAL PORTFOLIO AGGRESSIVE FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------

MUTUAL FUNDS 98.2%
Rydex Variable Trust - Japan
   Advantage Fund+                                      3,700      $    100,382
Rydex Variable Trust - Europe
   Advantage Fund+                                      1,965            58,172
Rydex Variable Trust - Dynamic
   OTC Fund+                                            2,332            54,711
Rydex Variable Trust - Dynamic
   S&P 500 Fund+                                        2,396            52,027
Rydex Variable Trust - Real
   Estate Fund+                                           877            44,057
Rydex Variable Trust - Government
   Long Bond Advantage Fund+                            3,186            36,825
Rydex Variable Trust - Absolute
   Return Strategies Fund+                              1,307            34,236
Rydex Variable Trust - Multi-Cap
   Core Equity Fund+                                    1,136            32,497
Rydex Variable Trust - Russell
   2000(R) Advantage Fund+                                747            30,718
Rydex Variable Trust -
   Commodities Fund*+                                   1,435            26,052
Rydex Variable Trust - Sector
   Rotation Fund+                                       1,430            19,267
Rydex Variable Trust - Small-Cap
   Value Fund+                                            410            11,726
Rydex Variable Trust - Large-Cap
   Growth Fund+                                           400            10,684
Rydex Variable Trust - Mid-Cap
   Growth Fund+                                           363            10,639
Rydex Variable Trust - Small-Cap
   Growth Fund+                                           355            10,630
                                                                   ------------
TOTAL MUTUAL FUNDS
   (Cost $550,671)                                                      532,623
                                                                   ------------
TOTAL INVESTMENTS 98.2%
   (Cost $550,671)                                                 $    532,623
                                                                   ============
OTHER ASSETS IN
   EXCESS OF LIABILITIES - 1.8%                                    $      9,814
                                                                   ============
NET ASSETS - 100.0%                                                $    542,437

*     NON-INCOME PRODUCING SECURITY.

+     AFFILIATED FUND


See Notes to Financial Statements.   THE RYDEX VARIABLE TRUST ANNUAL REPORT | 11

STATEMENTS OF ASSETS AND LIABILITIES                           December 31, 2006
--------------------------------------------------------------------------------

                                               ESSENTIAL PORTFOLIO   ESSENTIAL PORTFOLIO   ESSENTIAL PORTFOLIO
                                                      CONSERVATIVE              MODERATE            AGGRESSIVE
                                                              FUND                  FUND                  FUND
---------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1 and 2)                    $  427,279          $  3,468,812            $   532,623
Cash                                                           662                    --                     --
Receivable for Securities Sold (Note 1)                      4,000                40,000                 10,000
Investment Income Receivable (Note 1)                           70                    --                     --
---------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                            432,011             3,508,812                542,623
===============================================================================================================

LIABILITIES
Payable for Fund Shares Redeemed                                23                   121                     16
Cash Due to Custodian Bank                                      --                 1,003                    170
---------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                            23                 1,124                    186
===============================================================================================================
NET ASSETS                                              $  431,988          $  3,507,688            $   542,437
===============================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                         $  433,469          $  3,567,094            $   557,616
Undistributed Net Investment Income                            108                    --                     --
Accumulated Net Realized Gain on Investments                 1,494                13,137                  2,869
Net Unrealized Depreciation on Investments                  (3,083)              (72,543)               (18,048)
===============================================================================================================
NET ASSETS                                              $  431,988          $  3,507,688            $   542,437
===============================================================================================================
SHARES OUTSTANDING                                          17,216               140,231                 22,159
NET ASSET VALUES                                        $    25.09          $      25.01            $     24.48

* THE COST OF SECURITIES AT VALUE IS $430,362, $3,541,355 AND $550,671, RESPECTIVELY.


12 | THE RYDEX VARIABLE TRUST ANNUAL REPORT   See Notes to Financial Statements.

STATEMENTS OF OPERATIONS                            Year Ended December 31, 2006
--------------------------------------------------------------------------------

                                                              ESSENTIAL PORTFOLIO   ESSENTIAL PORTFOLIO   ESSENTIAL PORTFOLIO
                                                                     CONSERVATIVE              MODERATE            AGGRESSIVE
                                                                            FUND*                 FUND*                 FUND*
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends from Affiliates (Note 1)                                      $   5,449          $     93,522          $     26,166
-----------------------------------------------------------------------------------------------------------------------------
   Total Income                                                             5,449                93,522                26,166
-----------------------------------------------------------------------------------------------------------------------------

EXPENSES
Custody Fees                                                                   --                    16                    --
-----------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                              --                    16                    --
-----------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                                       5,449                93,506                26,166
=============================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain on:
Affiliated Investment Securities                                            1,713                14,227                 3,402
-----------------------------------------------------------------------------------------------------------------------------
   Total Net Realized Gain                                                  1,713                14,227                 3,402
-----------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Affiliated Investment Securities                                           (3,083)              (72,543)              (18,048)
-----------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)                       (3,083)              (72,543)              (18,048)
-----------------------------------------------------------------------------------------------------------------------------
Net Loss on Investments                                                    (1,370)              (58,316)              (14,646)
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                              $   4,079          $     35,190          $     11,520
-----------------------------------------------------------------------------------------------------------------------------

*     SINCE THE COMMENCEMENT OF OPERATIONS: OCTOBER 27, 2006.


See Notes to Financial Statements.   THE RYDEX VARIABLE TRUST ANNUAL REPORT | 13

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          ESSENTIAL PORTFOLIO   ESSENTIAL PORTFOLIO   ESSENTIAL PORTFOLIO
                                                                 CONSERVATIVE              MODERATE            AGGRESSIVE
                                                                         FUND                  FUND                  FUND
-------------------------------------------------------------------------------------------------------------------------
                                                                   YEAR ENDED            YEAR ENDED            YEAR ENDED
                                                                 DECEMBER 31,          DECEMBER 31,          DECEMBER 31,
                                                                        2006*                 2006*                 2006*
-------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income                                             $     5,449         $      93,506          $     26,166
Net Realized Gain on Investments                                        1,713                14,227                 3,402
Net Change in Unrealized Appreciation (Depreciation)
   on Investments                                                      (3,083)              (72,543)              (18,048)
-------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets from Operations                              4,079                35,190                11,520
-------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                                  (5,341)              (93,392)              (26,105)
Realized Gain on Investment                                              (219)               (1,204)                 (594)
-------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                                    (5,560)              (94,596)              (26,699)
=========================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                                        428,198             3,481,200               592,929
VALUE OF SHARES PURCHASED THROUGH DIVIDEND REINVESTMENT                 5,560                94,596                26,699
COST OF SHARES REDEEMED                                                  (289)               (8,702)              (62,012)
=========================================================================================================================
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS                    433,469             3,567,094               557,616
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                                            431,988             3,507,688               542,437
NET ASSETS--BEGINNING OF PERIOD                                            --                    --                    --
=========================================================================================================================
NET ASSETS--END OF PERIOD                                         $   431,988         $   3,507,688          $    542,437
=========================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME--END OF PERIOD                $       108         $          --          $         --
=========================================================================================================================

*    SINCE THE COMMENCEMENT OF OPERATIONS: OCTOBER 27, 2006.


14 | THE RYDEX VARIABLE TRUST ANNUAL REPORT   See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                               NET
                                                                             INCREASE
                                                                               IN
                                                              NET REALIZED   NET ASSET                 DISTRIBUTIONS
                                       NET ASSET                   AND        VALUE     DISTRIBUTIONS     FROM NET
                                         VALUE,       NET      UNREALIZED   RESULTING      FROM NET       REALIZED
                                       BEGINNING  INVESTMENT   LOSSES ON      FROM       INVESTMENT       CAPITAL          TOTAL
YEAR ENDED                             OF PERIOD    INCOME+    SECURITIES   OPERATIONS      INCOME         GAINS       DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
ESSENTIAL PORTFOLIO CONSERVATIVE FUND
   DECEMBER 31, 2006*                   $25.00       $ .45      $ (.02)        $.43        $ (.33)        $ (.01)         $ (.34)
ESSENTIAL PORTFOLIO MODERATE FUND
   DECEMBER 31, 2006*                    25.00        1.35        (.61)         .74          (.72)          (.01)           (.73)
ESSENTIAL PORTFOLIO AGGRESSIVE FUND
   DECEMBER 31, 2006*                    25.00        1.85       (1.10)         .75         (1.24)          (.03)          (1.27)

                                                                             RATIOS TO
                                                                         AVERAGE NET ASSETS:
                                                                         -------------------
                                          NET
                                        INCREASE    NET
                                       (DECREASE)  ASSET                                                    NET ASSETS,
                                         IN NET    VALUE,     TOTAL                   NET      PORTFOLIO       END OF
                                         ASSET    END OF   INVESTMENT    TOTAL     INVESTMENT  TURNOVER    PERIOD (000'S
YEAR ENDED                               VALUE    PERIOD     RETURN    EXPENSES++   INCOME**     RATE***     OMITTED)
------------------------------------------------------------------------------------------------------------------------
ESSENTIAL PORTFOLIO CONSERVATIVE FUND
   DECEMBER 31, 2006*                   $ .09     $25.09      1.71%        --         9.77%       18%        $  432
ESSENTIAL PORTFOLIO MODERATE FUND
   DECEMBER 31, 2006*                     .01      25.01      2.98%        --        28.35%       20%         3,508
ESSENTIAL PORTFOLIO AGGRESSIVE FUND
   DECEMBER 31, 2006*                    (.52)     24.48      3.02%        --        39.87%       34%           542

  *   SINCE THE COMMENCEMENT OF OPERATIONS: OCTOBER 27, 2006.

 ** INCOME RATIOS FOR THE YEAR ENDED DECEMBER 31, 2006 WERE CALCULATED FOR AN ABBREVIATED TIME FRAME AND ARE NOT INDICATIVE OF FUTURE CLASS PERFORMANCE, AND ARE ANNUALIZED.

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ DOES NOT INCLUDE EXPENSES OF THE UNDERLYING FUNDS IN WHICH THE FUNDS INVEST. THE ANNUALIZED WEIGHTED AVERAGE EXPENSE RATIOS OF THE UNDERLYING FUNDS IN WHICH THE ESSENTIAL PORTFOLIO CONSERVATIVE FUND, THE ESSENTIAL PORTFOLIO MODERATE FUND, AND THE ESSENTIAL PORTFOLIO AGGRESSIVE FUND INVEST ARE 1.44%, 1.53%, AND 1.58%, RESPECTIVELY.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 15

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

The Rydex Variable Trust (the "Trust "), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (the "1940 Act ") as a non-diversified, open-ended investment company and is authorized to issue an unlimited number of no par value shares. At December 31, 2006, the Trust consisted of fifty-five operating Funds: twenty-five Benchmark Funds, one Money Market Fund, one Absolute Return Strategies Fund, one Hedged Equity Fund, nineteen Sector Funds, two Strategic Funds, three Essential Portfolio Funds, and three CLS AdvisorOne Funds. This report covers the Essential Portfolio Funds (the "Funds"), while the Benchmark Funds, the Absolute Return Strategies Fund, the Hedged Equity Fund, the Money Market Fund, Sector Funds, the Strategic Funds and the CLS AdvisorOne Funds are contained in separate reports. Rydex Investments (the "Advisor") serves as the investment advisor to the Funds and is responsible for the Funds' overall administration. Rydex Distributors, Inc. (the "Distributor ") acts as principal underwriter for the Trust.

SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by the Trust.

A. Traditional open-end investment companies ("Mutual Funds ") are valued at their Net Asset Value (the "NAV") as of the close of business, usually 4:00 p.m., Eastern Time, on the valuation date. Exchange Traded Funds ("ETFs") and closed-end investment companies ("closed-end funds") are valued at the last quoted sales price.

Equity securities of the underlying funds listed on an exchange (New York Stock Exchange ("NYSE") or American Stock Exchange) are valued at the last quoted sales price as of close of business on the NYSE, usually 4:00 p.m., Eastern Time, on the valuation date. Equity securities of the underlying funds listed on the Nasdaq market system are valued at the Nasdaq Official Closing Price, usually as of 4:00 p.m., Eastern Time, on the valuation date. Listed options held by the underlying funds are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m., Eastern Time. Over-the-Counter options held by the underlying funds are valued using the average bid price obtained from one or more security dealers. The value of futures contracts purchased and sold by the underlying funds are accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts held by the underlying funds are valued at the last quoted sales price, usually as of 4:00 p.m., Eastern Time, on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., Eastern Time, the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m., Eastern Time, to determine if fair valuation would provide a more accurate valuation. Short-term securities held by the underlying funds are valued at amortized cost, which approximates market value.

Structured notes are valued in accordance with the terms of their agreement at the value of the underlying index close, usually 4:00 p.m., Eastern Time, adjusted for any interest accruals and financing charges. If the securities comprising the underlying index cease trading before the underlying fund's close of business, the index will be fair valued with the use of an appropriate market indicator.

The value of domestic equity index and credit default swap agreements entered into by the underlying funds is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE, usually 4:00 p.m., Eastern Time. The swap's market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

The value of foreign equity index and currency index swap agreements entered into by an underlying fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the price at which orders are being filled at the close of the NYSE, usually 4:00 p.m., Eastern Time. In the event that no order is filled at 4:00 p.m., Eastern Time, the security dealer provides a fair value quote at which the swap agreement is valued. The swap's market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Investments of the underlying funds, including structured notes, for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor, an affiliated entity under direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other


16 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

information and considerations, including current values in related markets.

B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings of the underlying funds are recorded as realized gains in the respective fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.

C. Distributions of net investment income and distributions of net realized capital gains are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Net investment income and loss, net realized gains and losses, and net assets are not affected by these differences.

D. When a Fund, or an underlying Absolute Return Strategies Fund, and/or Hedged Equity Fund engages in a short sale, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund and/or underlying funds maintain a segregated account of cash and/or securities as collateral for short sales. The Fund and/or underlying funds are exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Fees, if any, paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. In addition, the Fund and/or underlying funds must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the purchaser and records this as an expense.

E. Upon the purchase of an option by an underlying fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the underlying fund will realize a loss in the amount of the cost of the option. When the underlying fund enters into a closing sale transaction, the underlying fund will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. When an underlying fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When an underlying fund exercises a call option, the cost of the security that the underlying fund purchases upon exercise will be increased by the premium originally paid. When an underlying fund writes (sells) an option, an amount equal to the premium received is entered in the underlying fund's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if the underlying fund enters into a closing purchase transaction, the underlying fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

F. The underlying funds may purchase or sell stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, an underlying fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the underlying fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the underlying fund as unrealized gains or losses. When the contract is closed, the underlying fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G. The underlying funds may enter into swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, equity index, or credit default in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, equity index, or credit default. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities. In accordance with a Revenue Ruling issued by the Internal Revenue Service (the "IRS"), the underlying Commodities Fund ceased investing in commodity index swaps after September 30, 2006.

H. The underlying funds may invest in structured notes, which are over-the-counter contracts linked to the performance of an underlying benchmark such as interest rates, equity markets, equity indices, commodities indices, corporate credits or foreign exchange markets. A structured note is a type of bond in which an issuer borrows money from investors and pays back the principal, adjusted for performance of the underlying benchmark, at a specified maturity date. In addition, the contract may require periodic interest payments. Structured notes are


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 17

--------------------------------------------------------------------------------

used to obtain exposure to a market without owning or taking physical custody of securities or commodities.

I. The underlying funds' investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The underlying funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

J. The underlying funds may enter into forward currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, an underlying fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the corresponding unrealized gain or loss on the contracts is measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date.

K. The underlying funds may also purchase American Depository Receipts, U.S. Government securities, enter into repurchase agreements, and engage in futures, options and swap transactions.

L. The Funds and/or underlying funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund or underlying fund may have cash due to custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate. Segregated cash with the broker is held as collateral for investments in derivative instruments such as futures contracts and index swap agreements.

M. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates reflect the discount rates paid at the time of purchase by the underlying funds. Other securities bear interest payable at fixed dates through maturity.

N. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2. FINANCIAL INSTRUMENTS

As part of their investment strategies, the underlying funds may utilize a variety of derivative instruments, including options, futures, options on futures, structured notes, swap agreements, and short sales. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

In the normal course of business, the underlying funds enter into contracts that contain a variety of representations and warranties, which provide general indemnifications. The underlying funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the underlying funds and/or its affiliates that have not yet occurred. However, based on experience, the underlying funds expect the risk of loss to be remote.

The risk associated with purchasing options is limited to the premium originally paid. Options written by an underlying fund involve, to varying degrees, risk of loss in excess of the option value reflected in the Statements of Assets and Liabilities. The risk in writing a covered call option is that an underlying fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that an underlying fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that an underlying fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.

There are several risks in connection with the use of futures contracts. Futures contracts involve, to varying degrees, risk of loss in excess of amounts reflected in the financial statements. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In


18 |  THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

addition, there is the risk that an underlying fund may not be able to enter into a closing transaction because of an illiquid secondary market.

There are several risks associated with the use of structured notes. Structured securities are leveraged, providing an exposure to the underlying benchmark of three times the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument. A highly liquid secondary market may not exist for the structured notes an underlying fund invests in which may make it difficult for the underlying fund to sell the structured notes it holds at an acceptable price or to accurately value them. In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at maturity of the obligation. Although the Trust will not invest in any structured notes unless the Advisor believes that the issuer is creditworthy, an underlying fund does bear the risk of loss of the amount expected to be received in the event of the default or bankruptcy of the issuer. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.

The use of swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although the Trust will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy, the underlying funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.

There are several risks associated with credit default swaps. Credit default swaps involve the exchange of a fixed-rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor," receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The underlying fund may enter into credit default swaps in which the underlying fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the underlying fund assumes the market and credit risk of the underlying instrument, including liquidity and loss of value. Interest rate swap contracts involve the exchange of commitments to pay and receive interest based on a notional principal amount. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.

Short sales are transactions in which a Fund or an underlying Absolute Return Strategies Fund, and/or Hedged Equity Fund sells a security it does not own. If the security the Fund and /or underlying funds sold short goes down in price between the time the Fund and/or underlying funds sell the security and closes its short position, the Fund and/or underlying funds will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund and/or underlying funds will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. Short Dividends or Interest Expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund.

In conjunction with the use of options, futures, options on futures, swap agreements, as well as short sales of securities, the underlying funds are required to maintain collateral in various forms. The underlying funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each underlying fund.

The risks inherent in the use of options, futures contracts, options on futures contracts, structured notes, swap agreements, as well as short sales of securities include i) adverse changes in the value of such instruments; ii) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; iii) the possible absence of a liquid secondary market for any particular instrument at any time; and iv) the potential of counterparty default.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

As part of its agreement with the Trust, the Advisor will pay all expenses of the Essential Portfolios, including the cost of transfer agency, fund administration, audit and other services, excluding interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, and extraordinary expenses.

Each Fund will also indirectly bear a proportionate share of the total operating expenses (including investment management, shareholder servicing, custody, transfer agency, audit and other underlying fund expenses) of


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 19

--------------------------------------------------------------------------------

the underlying funds in which the Funds invest. In addition, some underlying funds charge redemption fees if a shareholder, including a Fund, redeems shares before the end of the funds' requisite holding period. Therefore, if a Fund sells shares of an underlying fund that are subject to a redemption fee, the Fund will be responsible for paying the redemption fee to the underlying fund.

Rydex Investments, an affiliated entity, provides transfer agent and administrative services to the Funds. However, the related fees are paid by the Advisor, as noted above.

Rydex Investments also provides accounting services to the Funds. However, the related fees are paid by the Advisor, as noted above. Certain officers and trustees of the Trust are also officers of Rydex Investments.

4. FEDERAL INCOME TAX INFORMATION

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code and will distribute substantially all net investment income and capital gains to shareholders. Therefore, no Federal income tax provision is required.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for derivatives, foreign currency transactions, losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. This may include net operating losses not utilized during the current period and the expiration of capital loss carryforward. These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

The Fund's tax basis capital gains and losses are determined only at the end of each fiscal year. Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains.

The tax character of distributions paid during 2006 was as follows:

                                                            ORDINARY       LONG-TERM           TOTAL
FUND                                                          INCOME    CAPITAL GAIN   DISTRIBUTIONS
----------------------------------------------------------------------------------------------------
Essential Portfolio Conservative Fund                      $   5,560       $      --   $       5,560
Essential Portfolio Moderate Fund                             93,506           1,090          94,596
Essential Portfolio Aggressive Fund                           26,166             533          26,699

The tax character of distributable earnings/(accumulated losses) at December 31, 2006, was a follows:

                                        UNDISTRIBUTED  UNDISTRIBUTED
                                             ORDINARY      LONG-TERM  NET UNREALIZED    CAPITAL LOSS
FUND                                           INCOME   CAPITAL GAIN    DEPRECIATION    CARRYFORWARD
----------------------------------------------------------------------------------------------------
Essential Portfolio Conservative Fund          $   15      $   2,009       $  (3,505)   $         --
Essential Portfolio Moderate Fund                  --         17,155         (76,561)             --
Essential Portfolio Aggressive Fund                --          4,440         (19,619)             --

At December 31, 2006, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

                                                                 TAX             TAX             NET
                                                  TAX     UNREALIZED      UNREALIZED      UNREALIZED
FUND                                             COST           GAIN            LOSS            LOSS
----------------------------------------------------------------------------------------------------
Essential Portfolio Conservative Fund      $  430,784      $   1,224      $   (4,729)   $     (3,505)
Essential Portfolio Moderate Fund           3,545,373          7,691         (84,252)        (76,561)
Essential Portfolio Aggressive Fund           522,242          1,358         (20,977)        (19,619)

5. SECURITIES TRANSACTIONS

During the year ended December 31, 2006, cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments, were:

                                                           ESSENTIAL       ESSENTIAL       ESSENTIAL
                                                           PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                        CONSERVATIVE        MODERATE      AGGRESSIVE
                                                                FUND            FUND            FUND
----------------------------------------------------------------------------------------------------
Purchases                                                  $ 486,335     $ 3,947,338    $    680,165
Sales                                                      $  55,770     $   403,075    $    128,421


20 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

6. SHARE TRANSACTIONS

The Trust is authorized to distribute an unlimited number of no par value shares. Transactions in shares for the year presented were:

                                                               PURCHASED THROUGH                     NET SHARES
                                         SHARES PURCHASED  DIVIDEND REINVESTMENT  SHARES REDEEMED     PURCHASED
----------------------------------------------------------------------------------------------------------------
                                               YEAR ENDED             YEAR ENDED       YEAR ENDED     YEAR ENDED
                                             DECEMBER 31,           DECEMBER 31,     DECEMBER 31,   DECEMBER 31,
                                                     2006                   2006             2006           2006
----------------------------------------------------------------------------------------------------------------
ESSENTIAL PORTFOLIO CONSERVATIVE FUND*          17,005                    222              (11)        17,216
ESSENTIAL PORTFOLIO MODERATE FUND*             136,774                  3,802             (345)       140,231
ESSENTIAL PORTFOLIO AGGRESSIVE FUND*            23,487                  1,098           (2,426)        22,159

*     SINCE THE COMMENCEMENT OF OPERATIONS: OCTOBER 27, 2006.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 21

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

7. NEW ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48"Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.

On September 15, 2006, the FASB released Statement Financial Accounting Standard No. 157 ("FAS 157") Fair Value Measurement which provided enhanced guidance for using fair value to measure assets and liabilities. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity's financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. Adoption of FAS 157 is required for fiscal years beginning after November 15, 2007. The standard is not expected to materially impact the Funds' financial statements.


22 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of Rydex Variable Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Essential Portfolio Conservative Fund, Essential Portfolio Moderate Fund, and Essential Portfolio Aggressive Fund (three of the funds of the Rydex Variable Trust, hereafter referred to as the "Funds") at December 31, 2006, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland

February 23, 2007


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 23

OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

TAX INFORMATION

This information is being provided as required by the Internal Revenue Code. Amounts shown may differ from those elsewhere in the report because of differences in tax and financial reporting practices.

The Funds' distributions to shareholders included:

                                                ESSENTIAL              ESSENTIAL        ESSENTIAL
                                                PORTFOLIO              PORTFOLIO        PORTFOLIO
                                             CONSERVATIVE               MODERATE       AGGRESSIVE
                                                     FUND                   FUND             FUND
-------------------------------------------------------------------------------------------------
From short-term capital gains:                    $   219                $ 1,204           $  594
From long-term capital gains,
   subject to the 15% rate gains category:             --                  1,090              533

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES INFORMATION

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC's website at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1-800-820-0888.

RYDEX INVESTMENTS BOARD REVIEW AND APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 (the "1940 Act") requires that the initial approval of, as well as the continuation of, a fund's investment advisory agreement be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund's trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the "SEC") takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Rydex Variable Trust Board of Trustees (the "Board") calls and holds one meeting each year that is dedicated to considering whether to renew the investment advisory agreement between Rydex Variable Trust (the "Trust") and PADCO Advisors II, Inc., which does business under the name Rydex Investments ("Rydex Investments"), (the "Advisory Agreement") with respect to existing funds in the Trust, including the funds discussed in this Annual Report (each a "Fund" and collectively, the "Funds"), and to reviewing certain other agreements pursuant to which Rydex Investments provides investment advisory services to certain other registered investment companies. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by Rydex Investments, including information about Rydex Investments' affiliates, personnel and operations. The Board also receives data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and performance. The Board also receives a memorandum from Fund counsel regarding the responsibilities of the Board for the approval of investment advisory agreements. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management, and participate in question and answer sessions with representatives of Rydex Investments.

At a meeting held on August 27 and 28, 2006, the Board approved the selection of Rydex Investments and the continuance of the Advisory Agreement for an additional one-year period, based on its review of qualitative and quantitative information provided by Rydex Investments. The Board's approval of the Advisory Agreement was based on consideration and evaluation of a variety of specific factors discussed at that meeting and at prior meetings, including:


24 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

      NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY RYDEX INVESTMENTS

      The Board reviewed the scope of services to be provided by Rydex Investments under the Advisory Agreement and noted that there would be no significant differences between the scope of services required to be provided by Rydex Investments for the past year and the scope of services required to be provided by Rydex Investments for the upcoming year. In reviewing the scope of services provided to the Funds by Rydex Investments, the Board reviewed and discussed Rydex Investments' investment experience, noting that Rydex Investments and its affiliates have committed significant resources over time to the support of the Funds. The Board also considered Rydex Investments' compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that Rydex Investments provides information regarding the portfolio management and compliance to the Board on a periodic basis in connection with regularly scheduled meetings of the Board. In addition to the above considerations, the Board reviewed and considered Rydex Investments' investment processes and strategies, and matters related to Rydex Investments' portfolio transaction policies and procedures. In particular, the Board noted the substantial volume of portfolio trades and shareholder transaction activity, in general, processed by Rydex Investments due to the unlimited exchange policy of the majority of the Funds. The Board further noted that the Funds have met their investment objectives consistently since their relevant inception dates. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by Rydex Investments to the Funds under the Advisory Agreement were appropriate and continued to support the Board's original selection of Rydex Investments as investment adviser to the Funds.

      FUND EXPENSES AND PERFORMANCE OF THE FUNDS AND RYDEX INVESTMENTS

      The Board reviewed statistical information prepared by Rydex Investments regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other funds registered under the 1940 Act determined by Rydex Investments to comprise each Fund's applicable peer group. Because few funds seek to provide unlimited exchange privileges similar to those of the Funds (other than the Commodities Fund, Multi-Cap Core Equity Fund, Sector Rotation Fund, Absolute Return Strategies Fund, and Hedged Equity Fund), each Fund's applicable peer group is generally limited to the funds of two unaffiliated mutual fund families. In addition, the Board reviewed statistical information prepared by Rydex Investments relating to the performance of each Fund, as well as each Fund's ability to successfully track its benchmark over time, and a comparison of each Fund's performance to funds with similar investment objectives for the same periods and to appropriate indices/benchmarks, in light of total return, yield and market trends. The Board further noted that despite the unique nature of the Funds, the peer fund information presented to the Board was meaningful because the peer funds' investment objectives and strategies were closely aligned with those of the Funds. The Board noted that most of the Funds either outperformed their peer funds or performed in line with them over relevant periods. The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than or in line with the investment advisory fee rates and overall expenses of the peer funds. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Funds, as managed by Rydex Investments, as compared to the investment advisory fees and expense levels and performance of the peer funds, were satisfactory for the purposes of approving the continuance of the Advisory Agreement.

      COSTS OF SERVICES PROVIDED TO THE FUNDS AND PROFITS REALIZED BY RYDEX INVESTMENTS AND ITS AFFILIATES

      The Board reviewed information about the profitability of the Funds to Rydex Investments based on the advisory fees payable under the Advisory Agreement for the last calendar year. Rydex Investments also presented the Board with material discussing its methodology for determining the level of advisory fees assessable to the Funds. The Board analyzed the Funds' expenses, including the investment advisory fees paid to Rydex Investments. The Board also reviewed information regarding direct revenue received by Rydex Investments and ancillary revenue received by Rydex Investments and/or its affiliates in connection with the services provided to the Funds by Rydex Investments (as discussed below) and/or its affiliates. The Board also discussed Rydex Investments' profit margin as reflected in Rydex Investments' profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits to be realized by Rydex Investments and its affiliates under the Advisory Agreement and from other relationships between the Funds and Rydex Investments and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 25

OTHER INFORMATION (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

      ECONOMIES OF SCALE

      In connection with its review of the Funds' profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds' asset levels. The Board noted that the Advisory Agreement for the Funds did not provide for any breakpoints in the investment advisory fee rates as a result of increases in the asset levels of such Funds. The Board also noted that though Rydex Investments' assets under management were significant, the amount is spread among more than 95 Funds. Further limiting the realization of economies of scale is the ability of shareholders of the majority of the Funds to engage in unlimited trading. The Board also reviewed Rydex Investments' historic profitability as investment adviser to the Funds and determined that reductions in fee rates or additions of breakpoints were not warranted at this juncture. Based on this review, the Board, recognizing its responsibility to consider this issue at least annually, concluded that there are limited economies of scale to share with the Funds' shareholders.

      OTHER BENEFITS TO RYDEX INVESTMENTS AND/OR ITS AFFILIATES

      In addition to evaluating the services provided by Rydex Investments, the Board also considered the nature, extent, quality and cost of the administrative, distribution, and shareholder services performed by Rydex Investments' affiliates under separate agreements. The Board noted that Rydex Investments reports its use of soft dollars to the Board on a quarterly basis, as well as any portfolio transactions on behalf of the Funds placed through an affiliate of the Funds or Rydex Investments pursuant to Rule 17e-1 under the 1940 Act. Based on its review, the Board concluded that the nature and quality of the services provided by Rydex Investments' affiliates to the Trust will benefit the Funds' shareholders, and that any ancillary benefits would not be disadvantageous to the Funds' shareholders, particularly in light of the Board's view that the Funds' shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment strategies and services.

Based on the above analysis, the Board determined that the Advisory Agreement, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Funds and their shareholders to continue the Advisory Agreement.


26 |  THE RYDEX VARIABLE TRUST ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 1-800-820-0888.

All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.

TRUSTEES AND OFFICERS

                                             LENGTH OF SERVICE
  NAME, POSITION AND                            AS TRUSTEE                          NUMBER OF
     YEAR OF BIRTH                             (YEAR BEGAN)                      FUNDS OVERSEEN
-------------------------            --------------------------------         --------------------
CARL G. VERBONCOEUR*                     Rydex Series Funds - 2004                   146
Trustee, President (1952)               Rydex Variable Trust - 2004
                                         Rydex Dynamic Funds - 2004
                                           Rydex ETF Trust - 2004

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Chief Executive Officer and Treasurer of Rydex Specialized Products, LLC (2005 to present); Chief Executive Officer of Rydex Investments and Rydex Distributors, Inc. (2003 to present); Executive Vice President of Rydex Investments (2000 to 2003)

                        --------------------------------

MICHAEL P. BYRUM*                        Rydex Series Funds - 2005                   146
Trustee, Vice President (1970)          Rydex Variable Trust - 2005
                                         Rydex Dynamic Funds - 2005
                                           Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Secretary of Rydex Specialized Products, LLC (2005 to present); Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); Vice President of Rydex ETF Trust (2002 to present); President and Trustee of Rydex Capital Partners SPhinX Fund (2003 to 2006); President of Rydex Investments (2004 to present); Chief Operating Officer of Rydex Investments and Rydex Distributors, Inc. (2003 to
2004)
--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

                                             LENGTH OF SERVICE
  NAME, POSITION AND                            AS TRUSTEE                         NUMBER OF
     YEAR OF BIRTH                             (YEAR BEGAN)                     FUNDS OVERSEEN
-------------------------            --------------------------------         --------------------
JOHN O. DEMARET                          Rydex Series Funds - 1997                   139
Trustee, Chairman of the Board          Rydex Variable Trust - 1998
(1940)                                   Rydex Dynamic Funds - 1999
                                           Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired

                        --------------------------------

COREY A. COLEHOUR                        Rydex Series Funds - 1993                   139
Trustee (1945)                          Rydex Variable Trust - 1998
                                         Rydex Dynamic Funds - 1999
                                           Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2006 to present); Owner and President of Schield Management Company, registered investment adviser (2005 to 2006); Senior Vice President of Marketing and Co-Owner of Schield Management Company, registered investment adviser (1985 to 2005)

                        --------------------------------

J. KENNETH DALTON                        Rydex Series Funds - 1995                   139
Trustee (1941)                          Rydex Variable Trust - 1998
                                        Rydex Dynamic Funds - 1999
                                          Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Mortgage Banking Consultant and Investor, The Dalton Group

                        --------------------------------


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 27

--------------------------------------------------------------------------------

                                             LENGTH OF SERVICE
  NAME, POSITION AND                            AS TRUSTEE                         NUMBER OF
     YEAR OF BIRTH                             (YEAR BEGAN)                     FUNDS OVERSEEN
-------------------------            --------------------------------         --------------------
WERNER E. KELLER                         Rydex Series Funds - 2005                   139
Trustee (1940)                          Rydex Variable Trust - 2005
                                         Rydex Dynamic Funds - 2005
                                           Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2001 to present); Chairman, Centurion Capital Management (1991 to 2001)

                        --------------------------------

THOMAS F. LYDON, JR.                     Rydex Series Funds - 2005                   139
Trustee (1960)                          Rydex Variable Trust - 2005
                                         Rydex Dynamic Funds - 2005
                                           Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: President, Global Trends
Investments

                        --------------------------------

PATRICK T. MCCARVILLE                    Rydex Series Funds - 1997                   139
Trustee (1942)                          Rydex Variable Trust - 1998
                                         Rydex Dynamic Funds - 1999
                                           Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Founder and Chief Executive Officer, Par Industries, Inc.

                        --------------------------------

ROGER SOMERS                             Rydex Series Funds - 1993                   139
Trustee (1944)                          Rydex Variable Trust - 1998
                                        Rydex Dynamic Funds - 1999
                                          Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Owner, Arrow Limousine
--------------------------------------------------------------------------------

EXECUTIVE OFFICERS

NAME, POSITION AND                                             PRINCIPAL OCCUPATIONS
  YEAR OF BIRTH                                                DURING PAST FIVE YEARS
-------------------------                                     ---------------------------
NICK BONOS*                                Chief Financial Officer of Rydex Specialized Products, LLC (2005
Vice President and Treasurer (1963)        to present); Vice President and Treasurer of Rydex Series Funds,
                                           Rydex Variable Trust, Rydex Dynamic Funds, and Rydex ETF Trust
                                           (2003 to present); Senior Vice President of Rydex Investments
                                           (2003 to present); Vice President and Treasurer of Rydex Capital
                                           Partners SPhinX Fund (2003 to 2006); Vice President of
                                           Accounting of Rydex Investments (2000 to 2003)

JOANNA M. HAIGNEY*                         Chief Compliance Officer Rydex Series Funds, Rydex Variable
Chief Compliance Officer and               Trust, and Rydex Dynamic Funds (2004 to present); Secretary of
Secretary (1966)                           Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic
                                           Funds (2000 to present); Secretary of Rydex ETF Trust (2002 to present); Vice President of Compliance of Rydex Investments
                                           (2000 to present); Secretary of Rydex Capital Partners SPhinX
                                           Fund (2003 to 2006)

* OFFICERS OF THE FUND ARE DEEMED TO BE "INTERESTED PERSONS " OF THE TRUST, WITHIN THE MEANING OF SECTION 2(a)(19) OF THE 1940 ACT, INASMUCH AS THIS PERSON IS AFFILIATED WITH THE ADVISOR.


28 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

EXECUTIVE OFFICERS

NAME, POSITION AND                                             PRINCIPAL OCCUPATIONS
   YEAR OF BIRTH                                               DURING PAST FIVE YEARS
-------------------------                                     ---------------------------
JOSEPH ARRUDA*                             Assistant Treasurer of Rydex Series Funds, Rydex Variable Trust,
Assistant Treasurer (1966)                 Rydex Dynamic Funds, Rydex ETF Trust (2006); Vice President of
                                           Rydex Investments (2004 to present); Director of Accounting of
                                           Rydex Investments (2003 to 2004); Vice President of Mutual
                                           Funds, State Street Bank & Trust (2000 to 2003)

PAULA BILLOS*                              Controller of the Rydex Series Funds, Rydex Variable Trust, Rydex
Controller (1974)                          Dynamic Funds, Rydex ETF Trust (2006); Director of Fund
                                           Administration of Rydex Investments (2001 to present)

* OFFICERS OF THE FUND ARE DEEMED TO BE "INTERESTED PERSONS " OF THE TRUST, WITHIN THE MEANING OF SECTION 2(a)(19) OF THE 1940 ACT, INASMUCH AS THIS PERSON IS AFFILIATED WITH THE ADVISOR.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 29

                [LOGO] RYDEXINVESTMENTS
       ESSENTIAL FOR MODERN MARKETS(TM)

       9601 Blackwell Road, Suite 500
       Rockville, MD 20850
       www.rydexinvestments.com
       800.820.0888
       RVAEP-2-1206x1207

                                                               DECEMBER 31, 2006

                                                            RYDEX VARIABLE TRUST
                                              CLS ADVISORONE FUNDS ANNUAL REPORT

                                                                    AMERIGO FUND
                                                                   CLERMONT FUND
                                                                   BEROLINA FUND

                                                         [LOGO] RYDEXINVESTMENTS
                                                ESSENTIAL FOR MODERN MARKETS(TM)

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Rydex Distributors, Inc.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS ................................................    2

ABOUT SHAREHOLDERS' FUND EXPENSES .........................................    3

PERFORMANCE REPORTS AND FUND PROFILES .....................................    5

SCHEDULES OF INVESTMENTS ..................................................    8

STATEMENTS OF ASSETS AND LIABILITIES ......................................   11

STATEMENTS OF OPERATIONS ..................................................   12

STATEMENTS OF CHANGES IN NET ASSETS .......................................   13

FINANCIAL HIGHLIGHTS ......................................................   14

NOTES TO FINANCIAL STATEMENTS .............................................   15

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ...................   22

OTHER INFORMATION .........................................................   23

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS .............................   25


                                      THE RYDEX VARIABLE TRUST ANNUAL REPORT | 1

LETTER TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

In many ways, 2006 was a surprising year for investors. Equity markets turned in an unexpectedly strong performance, based in large part on a powerful year-end rally. For much of 2006, stock prices were kept in check by inflation and interest rate concerns. One of the most noteworthy developments of the year was that the Federal Reserve ("Fed") called a halt to its two-year interest rate raising campaign in an effort to see if the 17 consecutive increases in short-term rates enacted over the prior two years had been enough to slow economic growth and cool inflationary pressures.

Throughout 2006, stock prices reacted to two major inputs--the price of oil and the direction of future interest rate policy. The pause in interest rate hikes by the Fed changed the debate from when would they stop to when will they ease. Oil prices, which had been on a relentless climb going back to the days prior to hurricane Katrina, finally broke after a first-half rally brought the price of oil to $77/barrel in mid July. By the end of the year, oil ended up 3% lower than where it began at $61/barrel.

Underlying this was the hope that the economy would achieve a soft landing--slowing enough to give the Fed latitude to ease, but not enough to tip the economy into recession. The major risk in 2006 was housing. As the housing "bubble" burst, it had--and still has--the potential to pull the economy into recession. Stock price behavior, particularly in the fourth quarter, indicates that most observers believed the economy has dodged that bullet.

Stocks rallied modestly at the beginning of 2006 then pulled back in the May-July period on concerns about inflationary pressures and additional rate hikes by the Fed. With the economy slowing and inflationary pressures easing, markets rallied strongly in the fourth quarter, pushing the benchmark Dow Jones Industrial Average(SM) and S&P 500(R) indices to 19.05% and 15.79% gains, respectively, on a total return basis for the year.

Although it was a bit of a seesaw battle, investors expressed a preference for small-capitalization stocks as the small-cap Russell 2000(R) Index rose 18.37%, beating the large-cap Russell 1000(R) Index by 2.76%. The growth vs. value battle was less of a toss-up as the Russell 1000(R) Value Index soared 22.46% compared to 9.15% for the Russell 1000(R) Growth Index.

In this buoyant environment, all 10 S&P 500 sector indices turned in positive performances. In fact, only two indices in this series--health care and information technology--did not achieve double-digit returns. The standout performer was telecommunications, which rose a stunning 36.74%. The S&P Energy Index, riding the wave of record global economic growth, rose 24.21%, followed by the Consumer Discretionary Index, which was up 18.64%, buoyed by a seemingly inexhaustible propensity for consumers to spend.

Interest rates rose modestly in 2006 as the yield curve inverted, indicating that fixed-income investors anticipate a significant economic slowdown going forward.

Looking into 2007, we think it is likely that economic growth will be slower but not recessionary. In that environment we expect stocks to cool off, if not retreat a bit. That should give the Fed room to ease interest rates, which should push stock prices up again. We do not, however, expect those conditions to unfold until the second half of 2007.

Thank you for placing your trust in Rydex Investments.

Sincerely,

/s/David C. Reilly

David C. Reilly, CFA
Director of Investment Strategy


2 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

ABOUT SHAREHOLDERS' FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund's gross income and reduce the investment return of the fund.

A fund's expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning June 30, 2006 and ending December 31, 2006.

The following tables illustrate your fund's costs in two ways:

TABLE 1. BASED ON ACTUAL FUND RETURN. This section helps you estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

TABLE 2. BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the "SEC") requires all mutual funds to calculate expenses based on the 5% return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations above assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs which may be incurred by the Fund. These costs may include, but are not limited to, sales charges (loads), redemption fees, and exchange fees.

You can find more information about the Fund's expenses, including annual expense ratios for up to the past five years, in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.


                                      THE RYDEX VARIABLE TRUST ANNUAL REPORT | 3

ABOUT SHAREHOLDERS' FUND EXPENSES (UNAUDITED)(CONCLUDED)
--------------------------------------------------------------------------------

                                                           BEGINNING                ENDING       EXPENSES
                                           EXPENSE     ACCOUNT VALUE         ACCOUNT VALUE    PAID DURING
                                            RATIO+     JUNE 30, 2006     DECEMBER 31, 2006        PERIOD*
----------------------------------------------------------------------------------------------------------
TABLE 1. BASED ON ACTUAL FUND RETURN
Amerigo Fund                                  1.63%      $  1,000.00           $  1,123.00        $  8.72
Clermont Fund                                 1.63%         1,000.00              1,083.40           8.56
Berolina Fund**                               1.63%         1,000.00              1,029.60           2.27

----------------------------------------------------------------------------------------------------------
TABLE 2. BASED ON HYPOTHETICAL 5% RETURN
Amerigo Fund                                  1.63%         1,000.00              1,016.88           8.32
Clermont Fund                                 1.63%         1,000.00              1,016.88           8.32
Berolina Fund**                               1.63%         1,000.00              1,016.88           8.32

 * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365. EXPENSES SHOWN DO NOT INCLUDE FEES CHARGED BY INSURANCE COMPANIES.

**    SINCE THE COMMENCEMENT OF OPERATIONS: NOVEMBER 10, 2006.

 +    ANNUALIZED


4 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

PERFORMANCE REPORTS AND FUND PROFILES (UNAUDITED)
--------------------------------------------------------------------------------

AMERIGO FUND

OBJECTIVE: Amerigo seeks capital appreciation and long-term growth of capital without regard to current income. The fund pursues its investment objective by investing primarily in exchange traded funds ("ETFs"), closed-end investment companies and individual securities.

INCEPTION: July 1, 2003

Over the past year, Amerigo returned +12.30%. Over this same period, Amerigo's performance benchmark, the S&P 500 Index, had a total return of +15.79%. Underperformance during the third quarter was not entirely offset by the fund's outperformance during the fourth quarter of 2006. The key characteristic of this one year period was the dramatic change in investor behavior from that of risk aversion back to risk seeking with the markets reaching their low point during July and their highs during December.

As risk once again began to be rewarded, the asset classes that showed outperformance also began to change. As a result, several portfolio changes were made during the year. Specifically, cash was reduced from approximately 16% of the portfolio to less than 3%. Exposure to the technology sector, which was previously underweighted relative to the S&P 500 Index, was changed to overweight. Additionally, the overall market capitalization of the portfolio was reduced, with additional investment being made to domestic small and mid-cap securities. Over this same period of time, positions in consumer staples and energy sectors were reduced. Positions in the large-cap value and large-cap blend asset classes were also reduced.

                          CUMULATIVE FUND PERFORMANCE:
                        JULY 1, 2003 - DECEMBER 31, 2006

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

    DATE                       AMERIGO FUND                    S&P 500 INDEX

   7/1/2003                       10,000                           10,000
  7/31/2003                       10,040                           10,094
  8/31/2003                       10,368                           10,290
  9/30/2003                       10,316                           10,181
 10/31/2003                       10,952                           10,757
 11/30/2003                       11,084                           10,852
 12/31/2003                       11,596                           11,421
  1/31/2004                       11,812                           11,631
  2/29/2004                       12,012                           11,792
  3/31/2004                       12,016                           11,614
  4/30/2004                       11,476                           11,432
  5/31/2004                       11,536                           11,589
  6/30/2004                       11,764                           11,814
  7/31/2004                       11,324                           11,423
  8/31/2004                       11,424                           11,469
  9/30/2004                       11,617                           11,594
 10/31/2004                       11,845                           11,771
 11/30/2004                       12,433                           12,247
 12/31/2004                       12,882                           12,664
  1/31/2005                       12,586                           12,355
  2/28/2005                       13,014                           12,615
  3/31/2005                       12,662                           12,392
  4/30/2005                       12,381                           12,157
  5/31/2005                       12,714                           12,543
  6/30/2005                       12,786                           12,561
  7/31/2005                       13,362                           13,028
  8/31/2005                       13,318                           12,910
  9/30/2005                       13,652                           13,014
 10/31/2005                       13,247                           12,797
 11/30/2005                       13,806                           13,281
 12/31/2005                       14,082                           13,286
  1/31/2006                       14,742                           13,638
  2/28/2006                       14,661                           13,675
  3/31/2006                       14,843                           13,845
  4/30/2006                       15,045                           14,031
  5/31/2006                       14,430                           13,627
  6/30/2006                       14,337                           13,645
  7/31/2006                       14,248                           13,729
  8/31/2006                       14,547                           14,056
  9/30/2006                       14,770                           14,418
 10/31/2006                       15,252                           14,888
 11/30/2006                       15,669                           15,171
 12/31/2006                       15,819                           15,384

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/06

--------------------------------------------------------------------------------
                                                                        SINCE
                                                              ONE     INCEPTION
                                                             YEAR     (07/01/03)
--------------------------------------------------------------------------------
AMERIGO FUND                                                12.30%     13.99%
S&P 500 INDEX                                               15.79%     13.09%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]


INDUSTRIES                                       AMERIGO FUND
-------------------------------------------------------------
Common Stock                                        1.3%
Exchange Traded Funds                              96.2%
Money Market Mutual Funds                           2.3%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
-------------------------------------------------------------------------------
Nasdaq-100 Index Tracking Stock                                           14.8%
iShares Russell 1000 Growth Index Fund                                    13.5%
iShares MSCI EAFE Index Fund                                               8.8%
Vanguard Mid-Cap                                                           8.0%
SPDR Trust Series 1                                                        7.3%
iShares MSCI Emerging Markets Index Fund                                   5.8%
Vanguard Value                                                             4.6%
iShares Russell Midcap Growth Index Fund                                   4.4%
iShares Russell 1000 Value Index Fund                                      4.2%
iShares Russell 2000 Index Fund                                            4.0%
--------------------------------------------------------------------------------
Top Ten Total                                                             75.4%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


                                      THE RYDEX VARIABLE TRUST ANNUAL REPORT | 5

--------------------------------------------------------------------------------

CLERMONT FUND

OBJECTIVE: The investment objective of Clermont is a combination of current income and growth of capital. Clermont invests primarily in equity ETFs, closed-end investment companies, individual common stock and fixed-income securities. Typically, Clermont invests approximately 45% of its portfolio in equities and 55% in fixed-income securities. By prospectus, at least 20% of total assets must be invested in fixed-income securities.

INCEPTION: July 1, 2003

Clermont, a conservative balanced fund, for the year ending December 31, 2006, rose +8.34% as compared to the fund's benchmark, which had a total return of +9.42%. The blended index used for this comparison was comprised of 45% of the total return of the S&P 500 Index and 55% of the return of the Lehman Brothers 1-5 Year Government Credit Index. Underperformance during the third quarter was not entirely offset by the fund's outperformance during the fourth quarter of 2006.

As the summer progressed, investor behavior became less risk averse and stocks began to outperform fixed-income securities. During this period of time, Clermont's equity exposure was increased in an effort to "overweight" equities and "underweight" fixed-income securities to take advantage of this trend change. Positions in large-cap value and large-cap blend were reduced with modest increases in technology and international equities.

                          CUMULATIVE FUND PERFORMANCE:
                        JULY 1, 2003 - DECEMBER 31, 2006

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

    DATE                       CLERMONT FUND                   S&P 500 INDEX

   7/1/2003                       10,000                           10,000
  7/31/2003                        9,748                           10,094
  8/31/2003                        9,880                           10,290
  9/30/2003                       10,056                           10,181
 10/31/2003                       10,288                           10,757
 11/30/2003                       10,424                           10,852
 12/31/2003                       10,820                           11,421
  1/31/2004                       10,940                           11,631
  2/29/2004                       11,096                           11,792
  3/31/2004                       11,176                           11,614
  4/30/2004                       10,732                           11,432
  5/31/2004                       10,788                           11,589
  6/30/2004                       10,884                           11,814
  7/31/2004                       10,740                           11,423
  8/31/2004                       10,840                           11,469
  9/30/2004                       10,904                           11,594
 10/31/2004                       11,016                           11,771
 11/30/2004                       11,245                           12,247
 12/31/2004                       11,457                           12,664
  1/31/2005                       11,305                           12,355
  2/28/2005                       11,469                           12,615
  3/31/2005                       11,289                           12,392
  4/30/2005                       11,201                           12,157
  5/31/2005                       11,329                           12,543
  6/30/2005                       11,373                           12,561
  7/31/2005                       11,610                           13,028
  8/31/2005                       11,590                           12,910
  9/30/2005                       11,720                           13,014
 10/31/2005                       11,489                           12,797
 11/30/2005                       11,732                           13,281
 12/31/2005                       11,902                           13,286
  1/31/2006                       12,246                           13,638
  2/28/2006                       12,210                           13,675
  3/31/2006                       12,331                           13,845
  4/30/2006                       12,432                           14,031
  5/31/2006                       12,149                           13,627
  6/30/2006                       12,064                           13,645
  7/31/2006                       12,076                           13,729
  8/31/2006                       12,234                           14,056
  9/30/2006                       12,364                           14,418
 10/31/2006                       12,602                           14,888
 11/30/2006                       12,805                           15,171
 12/31/2006                       12,899                           15,384

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/06

--------------------------------------------------------------------------------
                                                                        SINCE
                                                              ONE     INCEPTION
                                                             YEAR     (07/01/03)
--------------------------------------------------------------------------------
CLERMONT FUND                                                8.34%       7.54%
S&P 500 INDEX                                               15.79%      13.09%
SYNTHETIC BALANCED BENCHMARK*                                9.42%      28.02%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

* BENCHMARK REFLECTS A 45/55 RATIO OF THE PERFORMANCE OF THE S&P 500 INDEX AND THE LEHMAN BROTHERS 1-5 YEAR GOVERNMENT CREDIT INDEX.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]


INDUSTRIES                                      CLERMONT FUND
-------------------------------------------------------------
Common Stock                                        1.3%
Exchange Traded Funds                              74.2%
Money Market Mutual Fund                           22.3%
Mutual Funds                                        2.1%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
-------------------------------------------------------------------------------
First American Prime Obligations Fund                                     22.3%
iShares Russell 1000 Value Index Fund                                     11.5%
iShares Lehman Aggregate Bond Fund                                        10.4%
SPDR Trust Series 1                                                        9.9%
iShares MSCI EAFE Index Fund                                               8.4%
Vanguard Mid-Cap                                                           7.8%
iShares Lehman 7-10 Year Treasury Bond Fund                                5.2%
iShares Russell 1000 Growth Index Fund                                     4.5%
iShares Morningstar Mid Core Index Fund                                    3.0%
Vanguard Consumer Staples                                                  2.7%
--------------------------------------------------------------------------------
Top Ten Total                                                             85.7%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


6 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

PERFORMANCE REPORTS AND FUND PROFILES (UNAUDITED)(CONCLUDED)
--------------------------------------------------------------------------------

BEROLINA FUND

OBJECTIVE: The investment objective of Berolina is a combination of growth of capital and total return. Berolina invests primarily in equity ETFs, closed-end investment companies, individual common stock and fixed-income securities. Typically, Berolina invests approximately 75% of its portfolio in equities and 25% in fixed-income securities.

INCEPTION: November 10, 2006

Since its inception, Berolina gained +2.96%. Over this same period, Berolina's performance benchmark generated a total return of +2.37%. The blended index used for this comparison was comprised of 75% of the total return of the S&P 500 Index and 25% of the return of the Lehman Brothers 1-5 Year Government Credit Index.

The key drivers of Berolina's performance over this brief period of time were an overweighting of equities and underweighting of fixed-income securities as well as the Fund's significant position in international securities, particularly Latin American. The overall market cap of Berolina's portfolio is less than that of its equity benchmark, the S&P 500 Index.

                          CUMULATIVE FUND PERFORMANCE:
                      NOVEMBER 10, 2006 - DECEMBER 31, 2006

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

    DATE                       BEROLINA FUND                   S&P 500 INDEX

 11/10/2006                        10,000                          10,000
 11/11/2006                        10,000                          10,000
 11/12/2006                        10,000                          10,000
 11/13/2006                        10,000                          10,028
 11/14/2006                        10,028                          10,093
 11/15/2006                        10,096                          10,119
 11/16/2006                        10,092                          10,143
 11/17/2006                        10,068                          10,153
 11/18/2006                        10,068                          10,153
 11/19/2006                        10,068                          10,153
 11/20/2006                        10,088                          10,148
 11/21/2006                        10,124                          10,166
 11/22/2006                        10,164                          10,190
 11/23/2006                        10,164                          10,190
 11/24/2006                        10,140                          10,154
 11/25/2006                        10,140                          10,154
 11/26/2006                        10,140                          10,154
 11/27/2006                         9,976                          10,016
 11/28/2006                        10,008                          10,053
 11/29/2006                        10,108                          10,150
 11/30/2006                        10,168                          10,158
  12/1/2006                        10,116                          10,130
  12/2/2006                        10,116                          10,130
  12/3/2006                        10,116                          10,130
  12/4/2006                        10,228                          10,220
  12/5/2006                        10,276                          10,261
  12/6/2006                        10,248                          10,251
  12/7/2006                        10,228                          10,210
  12/8/2006                        10,212                          10,229
  12/9/2006                        10,212                          10,229
 12/10/2006                        10,212                          10,229
 12/11/2006                        10,232                          10,252
 12/12/2006                        10,204                          10,242
 12/13/2006                        10,220                          10,256
 12/14/2006                        10,300                          10,346
 12/15/2006                        10,304                          10,357
 12/16/2006                        10,304                          10,357
 12/17/2006                        10,304                          10,357
 12/18/2006                        10,252                          10,324
 12/19/2006                        10,248                          10,347
 12/20/2006                        10,252                          10,332
 12/21/2006                        10,224                          10,297
 12/22/2006                        10,187                          10,243
 12/23/2006                        10,187                          10,243
 12/24/2006                        10,187                          10,243
 12/25/2006                        10,187                          10,243
 12/26/2006                        10,244                          10,288
 12/27/2006                        10,336                          10,362
 12/28/2006                        10,320                          10,347
 12/29/2006                        10,296                          10,301
 12/30/2006                        10,296                          10,301
 12/31/2006                        10,296                          10,301

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/06

--------------------------------------------------------------------------------
                                                                        SINCE
                                                                      INCEPTION
                                                                      (11/10/06)
--------------------------------------------------------------------------------
BEROLINA FUND                                                            2.96%
S&P 500 INDEX                                                            3.01%
SYNTHETIC BALANCED BENCHMARK*                                            2.37%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

* BENCHMARK REFLECTS A 75/25 RATIO OF THE PERFORMANCE OF THE S&P 500 INDEX AND THE LEHMAN BROTHERS 1-5 YEAR GOVERNMENT CREDIT INDEX.

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                               SOI HOLDINGS
                                             DIVERSIFICATION
                                             (MARKET EXPOSURE
                                               AS % OF NET
INDUSTRIES                                       ASSETS)
-------------------------------------------------------------     [QUERY]
Exchange Traded Funds                              96.1%
Money Market Mutual Funds                           3.9%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
iShares MSCI Emerging Markets Index Fund                                   8.6%
iShares S&P Latin America 40 Index Fund                                    8.5%
iShares Russell 2000 Index Fund                                            7.8%
SPDR Trust Series 1                                                        6.1%
Nasdaq-100 Index Tracking Stock                                            5.8%
Consumer Staples Select Sector SPDR Fund                                   5.1%
iShares Russell Midcap Index Fund                                          5.0%
iShares MSCI EAFE Index Fund                                               4.4%
DIAMONDS Trust Series I                                                    4.4%
iShares Russell 1000 Growth Index Fund                                     4.1%
--------------------------------------------------------------------------------
Top Ten Total                                                             59.8%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash or derivative investments.


                                      THE RYDEX VARIABLE TRUST ANNUAL REPORT | 7

SCHEDULE OF INVESTMENTS                                        December 31, 2006
--------------------------------------------------------------------------------
  AMERIGO FUND
-------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
-------------------------------------------------------------------------------
COMMON STOCKS 1.3%

Berkshire Hathaway, Inc. --
   Class A*+                                               32   $     3,519,680
                                                                ---------------
TOTAL COMMON STOCKS
   (Cost $2,885,808)                                                  3,519,680
                                                                ---------------
EXCHANGE TRADED FUNDS 96.2%
Nasdaq-100 Index Tracking Stock+                      957,000        41,304,120
iShares Russell 1000 Growth
   Index Fund+                                        684,000        37,620,000
iShares MSCI EAFE Index Fund+                         335,000        24,542,100
Vanguard Mid-Cap                                      310,000        22,471,900
SPDR Trust Series 1+                                  143,000        20,263,100
iShares MSCI Emerging Markets
   Index Fund+                                        143,000        16,326,310
Vanguard Value+                                       190,000        12,948,500
iShares Russell Midcap Growth
   Index Fund                                         120,000        12,378,000
iShares Russell 1000 Value Index
   Fund+                                              143,000        11,807,510
iShares Russell 2000 Index Fund+                      142,000        11,087,360
Financial Select Sector SPDR
   Fund+                                              271,000         9,956,540
iShares Russell Midcap Index
   Fund+                                               73,000         7,301,460
Materials Select Sector SPDR
   Fund+                                              191,000         6,662,080
Vanguard Pacific ETF+                                  66,000         4,387,020
Industrial Select Sector SPDR
   Fund+                                              107,000         3,746,070
iShares MSCI Singapore Index
   Fund                                               270,000         3,040,200
DIAMONDS Trust Series I                                23,000         2,865,110
iShares MSCI Taiwan Index Fund,
   Inc.+                                              190,000         2,756,900
iShares MSCI Netherlands Index
   Fund+                                              100,000         2,626,000
Utilities Select Sector SPDR Fund+                     71,000         2,607,120
iShares MSCI Spain Index+                              48,000         2,569,920
iShares MSCI Germany Index
   Fund+                                               95,000         2,559,300
iShares MSCI Mexico Index Fund+                        48,000         2,446,560
iShares Dow Jones U.S. Healthcare
   Sector Index Fund+                                  34,000         2,257,940
Consumer Staples Select Sector
   SPDR Fund+                                          80,000         2,088,800
iShares S&P Global Healthcare
   Sector Index Fund                                    5,000           285,900
                                                                ---------------
TOTAL EXCHANGE TRADED FUNDS
   (Cost $236,400,430)                                              268,905,820
                                                                ---------------

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
-------------------------------------------------------------------------------
MUTUAL FUNDS 2.3%
First American Prime Obligations
   Fund                                             6,475,169   $     6,475,169
                                                                ---------------
TOTAL MUTUAL FUNDS
   (Cost $6,475,167)                                                  6,475,169
                                                                ---------------

                                                         FACE
                                                       AMOUNT
                                                -------------

SECURITIES LENDING COLLATERAL 43.4%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 7)                           $ 121,267,270       121,267,270
                                                                ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $121,267,270)                                              121,267,270
                                                                ---------------
TOTAL INVESTMENTS 143.2%
   (Cost $367,028,675)                                          $   400,167,939
                                                                ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (43.2)%                                       $  (120,757,932)
                                                                ===============
NET ASSETS - 100.0%                                             $   279,410,007

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2006 - SEE
      NOTE 7.


8 | THE RYDEX VARIABLE TRUST ANNUAL REPORT    See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS                                        December 31, 2006
--------------------------------------------------------------------------------
  CLERMONT FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
-------------------------------------------------------------------------------
COMMON STOCKS 1.3%

Berkshire Hathaway, Inc. --
   Class A*+                                               12   $     1,319,880
                                                                ---------------
TOTAL COMMON STOCKS
   (Cost $1,037,837)                                                  1,319,880
                                                                ---------------
EXCHANGE TRADED FUNDS 74.3%
iShares Russell 1000 Value Index
   Fund+                                              139,000        11,477,230
iShares Lehman Aggregate Bond
   Fund+                                              104,000        10,368,800
SPDR Trust Series 1+                                   70,000         9,919,000
iShares MSCI EAFE Index Fund+                         114,000         8,351,640
Vanguard Mid-Cap+                                     107,000         7,756,430
iShares Lehman 7-10 Year Treasury
   Bond Fund+                                          63,000         5,194,980
iShares Russell 1000 Growth
   Index Fund+                                         81,000         4,455,000
iShares Morningstar Mid Core
   Index Fund+                                         36,000         2,963,880
Vanguard Consumer Staples
   VIPERs+                                             43,000         2,743,400
Vanguard Health Care+                                  44,000         2,507,120
iShares Morningstar Large Core
   Index Fund+                                         30,000         2,268,000
Nasdaq-100 Index Tracking Stock+                       46,000         1,985,360
iShares Russell 2000 Index Fund+                       18,000         1,405,440
Vanguard Small-Cap ETF                                 18,000         1,227,960
Vanguard Emerging Markets+                             10,000           773,900
Utilities Select Sector SPDR Fund+                     19,000           697,680
                                                                ---------------
TOTAL EXCHANGE TRADED FUNDS
   (Cost $64,051,655)                                                74,095,820
                                                                ---------------
MUTUAL FUNDS 24.4%
First American Prime Obligations
   Fund                                            22,246,175        22,246,175
Van Kampen Senior Income Trust+                       235,000         2,070,350
                                                                ---------------
TOTAL MUTUAL FUNDS
   (Cost $24,213,351)                                                24,316,525
                                                                ---------------

                                                                         MARKET
                                                         FACE             VALUE
                                                       AMOUNT          (NOTE 1)
-------------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL 38.7%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank (Note 7)                           $  38,663,265   $    38,663,265
                                                                ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $38,663,265)                                                38,663,265
                                                                ---------------
TOTAL INVESTMENTS 138.7%
   (Cost $127,966,108)                                          $   138,395,490
                                                                ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (38.7)%                                       $   (38,586,626)
                                                                ===============
NET ASSETS - 100.0%                                             $    99,808,864

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2006 - SEE
      NOTE 7.


See Notes to Financial Statements.    THE RYDEX VARIABLE TRUST ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS                                        December 31, 2006
--------------------------------------------------------------------------------
   BEROLINA FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
-------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS 96.1%
iShares MSCI Emerging Markets
   Index Fund                                          15,000   $     1,712,550
iShares S&P Latin America 40
   Index Fund                                          10,000         1,699,000
iShares Russell 2000 Index Fund                        20,000         1,561,600
SPDR Trust Series 1                                     8,600         1,218,620
Nasdaq-100 Index Tracking Stock                        27,000         1,165,320
Consumer Staples Select Sector
   SPDR Fund                                           39,000         1,018,290
iShares Russell Midcap Index Fund                      10,000         1,000,200
iShares MSCI EAFE Index Fund                           12,000           879,120
DIAMONDS Trust Series I                                 7,000           871,990
iShares Russell 1000 Growth
   Index Fund                                          15,000           825,000
iShares MSCI Mexico Index
   Fund                                                13,000           662,610
Vanguard Large-Cap ETF                                 10,000           629,500
Utilities Select Sector SPDR Fund                      15,000           550,800
Vanguard Pacific ETF                                    8,000           531,760
iShares Russell 1000 Value Index
   Fund                                                 6,000           495,420
Vanguard Emerging Markets
   VIPERs                                               6,000           464,340
Vanguard Mid-Cap                                        6,000           434,940
Industrial Select Sector SPDR Fund                     11,000           385,110
iShares Lehman 20+ Year Treasury
   Bond Fund                                            4,000           353,680
Materials Select Sector SPDR Fund                      10,000           348,800
iShares Lehman 7-10 Year Treasury
   Bond Fund                                            4,000           329,840
Technology Select Sector SPDR
   Fund                                                14,000           325,920
streetTracks Gold Trust*                                5,000           316,100
Energy Select Sector SPDR Fund                          4,000           234,520
Vanguard Growth ETF                                     4,000           231,840
Vanguard Materials ETF                                  3,200           226,304
iShares MSCI Spain Index                                4,000           214,160
iShares Lehman Aggregate Bond
   Fund                                                 2,000           199,400
Financial Select Sector SPDR Fund                       3,700           135,938
Health Care Select Sector SPDR
   Fund                                                 4,000           133,960
iShares MSCI United Kingdom
   Index Fund                                           2,000            46,800
                                                                ---------------
TOTAL EXCHANGE TRADED FUNDS
   (Cost $19,175,351)                                                19,203,432
                                                                ---------------

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
-------------------------------------------------------------------------------
MUTUAL FUNDS 3.9%
First American Prime Obligations
   Fund                                               785,537   $       785,537
                                                                ---------------
TOTAL MUTUAL FUNDS
   (Cost $785,537)                                                      785,537
                                                                ---------------
TOTAL INVESTMENTS 100.0%
   (Cost $19,960,888)                                           $    19,988,969
                                                                ===============
OTHER ASSETS IN
   EXCESS OF LIABILITIES - 0.0%                                 $           105
                                                                ===============
NET ASSETS - 100.0%                                             $    19,989,074

*     NON-INCOME PRODUCING SECURITY.


10 | THE RYDEX VARIABLE TRUST ANNUAL REPORT   See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES                           December 31, 2006
--------------------------------------------------------------------------------

                                                                         AMERIGO          CLERMONT         BEROLINA
                                                                            FUND              FUND             FUND
-------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2 and 7)                          $   400,167,939   $   138,395,490   $   19,988,969
Receivable for Fund Shares Sold                                          129,910            55,571               --
Investment Income Receivable (Note 1)                                    992,595           247,607           22,667
-------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                      401,290,444       138,698,668       20,011,636
===================================================================================================================

LIABILITIES
Payable upon Return of Securities Loaned (Note 7)                    121,267,270        38,663,265               --
Payable for Fund Shares Redeemed                                          63,285             1,540              894
Investment Advisory Fees Payable (Note 3)                                220,250            81,637           11,969
Transfer Agent and Administrative Fees Payable (Note 3)                   61,181            22,677            3,325
Distribution and Service Fees Payable (Note 3)                            61,181            22,677            3,325
Portfolio Accounting Fees Payable (Note 3)                                23,834             9,071            1,330
Custody Fees Payable                                                       6,363             2,358              346
Other Liabilities                                                        177,073            86,579            1,373
-------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                 121,880,437        38,889,804           22,562
===================================================================================================================
NET ASSETS                                                       $   279,410,007   $    99,808,864   $   19,989,074
===================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                                  $   243,674,440   $    87,978,592   $   19,961,091
Undistributed Net Investment Income                                    1,327,583           724,615               --
Accumulated Net Realized Gain (Loss) on Investments                    1,268,720           676,275              (98)
Net Unrealized Appreciation on Investments                            33,139,264        10,429,382           28,081
===================================================================================================================
NET ASSETS                                                       $   279,410,007   $    99,808,864   $   19,989,074
===================================================================================================================
SHARES OUTSTANDING                                                     7,798,940         3,338,593          782,236
NET ASSET VALUES                                                 $         35.83   $         29.90   $        25.55

* THE COST OF SECURITIES AT VALUE IS $367,028,675, $127,966,108 AND $19,960,888, RESPECTIVELY.


See Notes to Financial Statements.   THE RYDEX VARIABLE TRUST ANNUAL REPORT | 11

STATEMENTS OF OPERATIONS                            Year Ended December 31, 2006
--------------------------------------------------------------------------------

                                                                         AMERIGO          CLERMONT         BEROLINA
                                                                            FUND              FUND            FUND*
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                                $            14   $        76,033   $           --
Income from Securities Lending, net (Note 7)                             371,921           145,263               --
Dividends (Note 1)                                                     4,788,826         3,395,128          166,908
-------------------------------------------------------------------------------------------------------------------
   Total Income                                                        5,160,761         3,616,424          166,908
-------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 3)                                      2,106,722         1,032,384           12,234
Transfer Agent and Administrative Fees (Note 3)                          585,201           286,773            3,398
Portfolio Accounting Fees (Note 3)                                       232,834           114,709            1,360
Trustees' Fees**                                                          13,890             7,640               --
Service Fees (Note 3)                                                    585,201           286,773            3,398
Custody Fees                                                              55,581            27,128              346
Miscellaneous                                                            254,307           123,649            1,380
-------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                      3,833,736         1,879,056           22,116
-------------------------------------------------------------------------------------------------------------------
Net Investment Income                                                  1,327,025         1,737,368          144,792
===================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                                 18,537,047         3,172,515              (98)
-------------------------------------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                                     18,537,047         3,172,515              (98)
-------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                                  8,752,483         4,410,733           28,081
-------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)                   8,752,483         4,410,733           28,081
-------------------------------------------------------------------------------------------------------------------
Net Gain on Investments                                               27,289,530         7,583,248           27,983
-------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                       $    28,616,555   $     9,320,616   $      172,775
===================================================================================================================

 *    SINCE THE COMMENCEMENT OF OPERATIONS: NOVEMBER 10, 2006.

**    RELATES TO TRUSTEES NOT DEEMED "INTERESTED PERSONS" WITHIN THE MEANING OF
      SECTION 2(a)(19) OF THE 1940 ACT.


12 | THE RYDEX VARIABLE TRUST ANNUAL REPORT   See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                              AMERIGO FUND                       CLERMONT FUND            BEROLINA FUND
------------------------------------------------------------------------------------------------------------------------
                                              YEAR             YEAR              YEAR              YEAR            YEAR
                                             ENDED            ENDED             ENDED             ENDED           ENDED
                                      DECEMBER 31,     DECEMBER 31,      DECEMBER 31,      DECEMBER 31,    DECEMBER 31,
                                              2006             2005              2006              2005           2006*
------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income                $   1,327,025    $     246,208    $    1,737,368    $    1,123,446    $    144,792
Net Realized Gain (Loss) on
   Investments                          18,537,047        5,956,278         3,172,515         1,978,414             (98)
Net Change in Unrealized
   Appreciation (Depreciation)
   on Investments                        8,752,483       10,054,641         4,410,733         1,010,027          28,081
------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets
   from Operations                      28,616,555       16,257,127         9,320,616         4,111,887         172,775
------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
   FROM: (NOTE 1)
Net Investment Income                     (246,208)        (233,712)       (2,136,199)         (615,717)       (146,400)
Realized Gain on Investment            (22,917,409)      (1,851,840)       (4,371,169)         (349,246)             --
------------------------------------------------------------------------------------------------------------------------
Total Distributions to
   Shareholders                        (23,163,617)      (2,085,552)       (6,507,368)         (964,963)       (146,400)
========================================================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED          81,902,262       67,179,144        26,167,078        32,167,204      20,302,822
VALUE OF SHARES PURCHASED
   THROUGH DIVIDEND REINVESTMENT        23,163,617        2,085,552         6,507,368           964,963         146,400
COST OF SHARES REDEEMED                (27,601,568)     (14,002,795)      (44,346,226)      (18,703,573)       (486,523)
========================================================================================================================
NET INCREASE (DECREASE) IN NET
   ASSETS FROM SHARE TRANSACTIONS       77,464,311       55,261,901       (11,671,780)       14,428,594      19,962,699
------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
   NET ASSETS                           82,917,249       69,433,476        (8,858,532)       17,575,518      19,989,074
NET ASSETS--BEGINNING OF PERIOD        196,492,758      127,059,282       108,667,396        91,091,878              --
========================================================================================================================
NET ASSETS--END OF PERIOD            $ 279,410,007    $ 196,492,758    $   99,808,864    $  108,667,396    $ 19,989,074
========================================================================================================================
UNDISTRIBUTED NET INVESTMENT
   INCOME--END OF PERIOD             $   1,327,583    $     246,766    $      724,615    $    1,123,446    $         --
========================================================================================================================

*     SINCE THE COMMENCEMENT OF OPERATIONS: NOVEMBER 10, 2006.


See Notes to Financial Statements.   THE RYDEX VARIABLE TRUST ANNUAL REPORT | 13

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                NET REALIZED                                  DISTRIBUTIONS
                        NET ASSET                   AND         NET INCREASE   DISTRIBUTIONS     FROM NET
                          VALUE,       NET      UNREALIZED      IN NET ASSET      FROM NET       REALIZED
                        BEGINNING  INVESTMENT      GAINS      VALUE RESULTING    INVESTMENT      CAPITAL
YEAR ENDED              OF PERIOD    INCOME+   ON SECURITIES  FROM OPERATIONS      INCOME         GAINS
-----------------------------------------------------------------------------------------------------------
AMERIGO FUND
   DECEMBER 31, 2006     $34.78      $ .21        $ 4.06          $ 4.27          $ (.03)        $ (3.19)
   December 31, 2005      32.18        .05          2.94            2.99            (.04)           (.35)
   December 31, 2004      28.99        .08          3.13            3.21            (.02)             --
   December 31, 2003*     25.00        .07          3.92            3.99              --              --
CLERMONT FUND
   DECEMBER 31, 2006      29.41        .46          1.98            2.44            (.64)          (1.31)
   December 31, 2005      28.57        .33           .78            1.11            (.17)           (.10)
   December 31, 2004      27.05        .32          1.27            1.59            (.07)             --
   December 31, 2003*     25.00        .29          1.76            2.05              --              --
BEROLINA FUND
   DECEMBER 31, 2006*     25.00        .40           .34             .74            (.19)             --

                                                                                  RATIOS TO
                                                                                   AVERAGE
                                                                                 NET ASSETS:
                                                                                 -----------
                                           NET       NET ASSET                                                    NET ASSETS,
                                       INCREASE IN     VALUE,      TOTAL                  NET         PORTFOLIO      END OF
                            TOTAL       NET ASSET      END OF   INVESTMENT    TOTAL    INVESTMENT     TURNOVER   PERIOD (000'S
YEAR ENDED              DISTRIBUTIONS     VALUE        PERIOD     RETURN    EXPENSES     INCOME        RATE***      OMITTED)
------------------------------------------------------------------------------------------------------------------------------
AMERIGO FUND
   DECEMBER 31, 2006      $ (3.22)       $ 1.05        $35.83      12.30%     1.64%       0.57%         299%       $ 279,410
   December 31, 2005         (.39)         2.60         34.78       9.35%     1.64%       0.15%          82%         196,493
   December 31, 2004         (.02)         3.19         32.18      11.09%     1.63%       0.27%         149%         127,059
   December 31, 2003*          --          3.99         28.99      15.96%     1.71%**     0.53%**        63%          45,839
CLERMONT FUND
   DECEMBER 31, 2006        (1.95)          .49         29.90       8.34%     1.63%       1.51%         197%          99,809
   December 31, 2005         (.27)          .84         29.41       3.92%     1.64%       1.15%         129%         108,667
   December 31, 2004         (.07)         1.52         28.57       5.89%     1.63%       1.17%         124%          91,092
   December 31, 2003*          --          2.05         27.05       8.20%     1.71%**     2.29%**       113%          22,277
BEROLINA FUND
   DECEMBER 31, 2006*        (.19)          .55         25.55       2.96%     1.63%**    10.65%**++      13%          19,989

  * SINCE THE COMMENCEMENT OF OPERATIONS: JULY 1, 2003 -- AMERIGO FUND AND CLERMONT FUND; NOVEMBER 10, 2006 -- BEROLINA FUND.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ INCOME RATIO FOR THE YEAR ENDED DECEMBER 31, 2006 WAS CALCULATED FOR AN ABBREVIATED TIME FRAME AND IS NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.


14 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

The Rydex Variable Trust (the "Trust"), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (the "1940 Act") as a non-diversified, open-ended investment company and is authorized to issue an unlimited number of no par value shares. At December 31, 2006, the Trust consisted of fifty-five operating Funds: twenty-five Benchmark Funds, one Money Market Fund, one Absolute Return Strategies Fund, one Hedged Equity Fund, nineteen Sector Funds, two Strategic Funds, three Essential Portfolio Funds, and three CLS AdvisorOne Funds. This report covers the CLS AdvisorOne Funds (the "Funds"), while the Benchmark Funds, the Absolute Return Strategies Fund, the Hedged Equity Fund, the Money Market Fund, the Sector Funds, the Strategic Funds and the Essential Portfolio Funds are contained in separate reports. Rydex Investments (the "Advisor") serves as the investment advisor to the Funds and is responsible for the Funds' overall administration. Clarke Lanzen Skalla Investment Firm, LLC serves as investment sub-advisor to the Funds and is responsible for the day-to-day management of each Fund's portfolio. Rydex Distributors, Inc. (the "Distributor") acts as principal underwriter for the Trust. The Trust offers shares of the Funds to insurance companies for their variable annuity and variable life insurance contracts.

SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by the Trust.

A. Traditional open-end investment companies ("Mutual Funds") are valued at their Net Asset Value (the "NAV") as of the close of business, usually 4:00 p.m., Eastern Time, on the valuation date. Exchange Traded Funds ("ETFs") and closed-end investment companies ("closed-end funds") are valued at the last quoted sales price.

Equity securities listed on an exchange (New York Stock Exchange ("NYSE") or American Stock Exchange) are valued at the last quoted sales price as of close of business on the NYSE, usually 4:00 p.m., Eastern Time, on the valuation date. Equity securities listed on the Nasdaq market system are valued at the Nasdaq Official Closing Price, usually as of 4:00 p.m., Eastern Time, on the valuation date. Over-the-Counter options held by the Trust are valued using the average bid price obtained from one or more security dealers. The value of futures contracts purchased and sold by the Trust are accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price, usually as of 4:00 p.m., Eastern Time, on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., Eastern Time, the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m., Eastern Time, to determine if fair valuation would provide a more accurate valuation. Short-term securities, if any, are valued at amortized cost, which approximates market value.

The value of domestic equity index swap agreements entered into by the Funds is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE, usually 4:00 p.m., Eastern Time. The swap's market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor, an affiliated entity under direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and
(b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.

B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.

C. Distributions of net investment income and net realized capital gains are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Net investment income and loss, net realized gains and losses, and net assets are not affected by these differences.

D. When a Fund engages in a short sale, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A segregated account of cash and/or securities is maintained as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Fees, if any, paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the purchaser and records this as an expense.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 15

--------------------------------------------------------------------------------

E. Upon the purchase of an option by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security that the Fund purchases upon exercise will be increased by the premium originally paid. When a Fund writes (sells) an option, an amount equal to the premium received is entered in the Fund's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

F. The Trust may purchase or sell stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G. The Trust may enter into swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, equity index, or U.S. Dollar index, in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, equity index, or U.S. Dollar index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities.

H. The Funds may also purchase American Depository Receipts, U.S. Government securities, enter into repurchase agreements, and engage in futures, options and swap transactions.

I. The Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate. Segregated cash with the broker is held as collateral for investments in derivative instruments such as futures contracts and index swap agreements.

J. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the discount rates paid at the time of purchase by a Fund. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

K. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2. FINANCIAL INSTRUMENTS

As part of its investment strategy, the Trust may utilize a variety of derivative instruments, including options, futures, options on futures, and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or its affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

The risk associated with purchasing options is limited to the premium originally paid. Options written by a Fund involve, to varying degrees, risk of loss in excess of the option value reflected in the Statements of Assets and Liabilities. The risk in writing a covered call option is that a Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.

There are several risks in connection with the use of futures contracts. Futures contracts involve, to varying degrees, risk of loss in excess of amounts reflected in the financial statements. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the


16 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although the Trust will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy, a Fund does bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.

Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. Short Dividends or Interest Expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund.

In conjunction with the use of options, futures, options on futures, swap agreements, as well as short sales of securities, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.

The risks inherent in the use of options, futures contracts, options on futures contracts, swap agreements as well as short sales of securities include i) adverse changes in the value of such instruments; ii) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; iii) the possible absence of a liquid secondary market for any particular instrument at any time; and iv) the potential of counterparty default.

Each Fund operates primarily as a "fund of funds." In other words, each Fund pursues its investment goal by investing primarily in ETFs, mutual funds, and closed-end funds. In this report, the ETFs, mutual funds, and closed-end funds in which the Funds invest are referred to as "underlying funds." In addition to investing in underlying funds, each Fund may invest a portion of its assets directly in individual securities or in derivatives, such as options and futures.

The Funds invest in underlying funds that invest primarily in common stock or securities convertible into or exchangeable for common stock, such as convertible preferred stock, convertible debentures, warrants, options, and bonds. Because the Funds invest primarily in underlying funds, the value of your investment will fluctuate in response to the performance of the underlying funds. In addition, investing through the Funds in a portfolio of underlying funds involves certain additional expenses that would not arise if you invested directly in the underlying funds. By investing indirectly in underlying funds through a Fund, you will bear not only your proportionate share of a Fund's expenses (including operating costs, investment advisory fees, and administrative fees), but also, indirectly, similar expenses and charges of the underlying funds. In addition, to the extent these underlying funds trade their portfolios actively, they will incur higher brokerage commissions, as well as increased realization of taxable gains.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory contract, the Trust pays the Advisor, an affiliated entity, investment advisory fees calculated at an annual percentage rate of 0.90% of the average daily net assets of the Amerigo Fund, the Clermont Fund and the Berolina Fund. Certain officers and trustees of the Trust are also officers of the Advisor.

The Advisor pays the Sub-Advisor out of the advisory fees it receives. In addition, the Advisor bears all of its own costs associated with providing these services and the expenses of the Trustees that are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

Rydex Investments, an affiliated entity, provides transfer agent and administrative services to the Trust calculated at an annual percentage rate of 0.25% of the average daily net assets of the Amerigo Fund, the Clermont Fund and the Berolina Fund.

Rydex Investments also provides accounting services to the Trust calculated at an annualized rate of 0.10% on the first $250 million of the average daily net assets, 0.075% on the next $250 million of the average daily net assets, 0.05% on the next $250 million of the average daily net assets, and 0.03% on the average daily net assets over $750 million of each of the funds. Certain officers and trustees of the Trust are also officers of Rydex Investments.

Rydex Investments engages external service providers to perform other necessary services for the Trust, such as auditing services, legal services, printing and mailing, etc., on a pass-through basis. Such expenses vary from Fund to Fund and are allocated to the Funds based on relative net assets.

The Trust has adopted an Investor Services Plan for which the Distributor, an affiliated entity, and other firms that provide shareholder services ("Service Providers") may receive compensation. The Trust will pay fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets. The Distributor in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for shareholder services it performs.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 17

--------------------------------------------------------------------------------

In addition, at an Organization Meeting on February 14, 2003, the Board approved the use of a Distribution Plan for which the Distributor and other Service Providers may receive compensation. If a Service Provider provides distribution services, the Trust will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor, in turn, will pay the Service Provider out of its fees. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services. Although approved, at December 31, 2006, this plan was not being utilized.

4. FEDERAL INCOME TAX INFORMATION

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code and will distribute substantially all net investment income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for derivatives, foreign currency transactions, losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. This may include net operating losses not utilized during the current year and the expiration of capital loss carryforward. These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

The tax character of distributions paid during 2006 was as follows:

                          ORDINARY      LONG-TERM      RETURN OF          TOTAL
FUND                        INCOME   CAPITAL GAIN        CAPITAL   DISTRIBUTIONS
--------------------------------------------------------------------------------
Amerigo Fund           $ 3,695,821   $ 19,467,796      $      --   $  23,163,617
Clermont Fund            3,425,542      3,081,826             --       6,507,368
Berolina Fund              144,792             --          1,608         146,400

The tax character of distributions paid during 2005 was as follows:

                                         ORDINARY      LONG-TERM           TOTAL
FUND                                       INCOME   CAPITAL GAIN   DISTRIBUTIONS
--------------------------------------------------------------------------------
Amerigo Fund                          $ 1,308,198   $    777,354   $   2,085,552
Clermont Fund                             906,036         58,927         964,963
Berolina Fund                                  --             --              --

The tax character of distributable earnings/(accumulated losses) at December 31, 2006 was as follows:

                  UNDISTRIBUTED
                       ORDINARY   UNDISTRIBUTED   NET UNREALIZED  CAPITAL LOSS
FUND                     INCOME   REALIZED GAIN     APPRECIATION  CARRYFORWARD
-------------------------------------------------------------------------------
Amerigo Fund      $   3,791,361   $     407,700   $   31,536,506  $         --
Clermont Fund         1,526,326         366,908        9,937,038            --
Berolina Fund                --              --           28,081           (98)1

1 EXPIRES IN 2014

The Funds' tax basis capital gains and losses are determined only at the end of each fiscal year. Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains.

At December 31, 2006, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

                                                                           NET
                          TAX               TAX               TAX    UNREALIZED
FUND                     COST   UNREALIZED GAIN   UNREALIZED LOSS          GAIN
--------------------------------------------------------------------------------
Amerigo Fund    $ 368,631,433   $    31,568,079   $      (31,573)  $ 31,536,506
Clermont Fund     128,458,452         9,952,315          (15,277)     9,937,038
Berolina Fund      19,960,888           132,288         (104,207)        28,081

5. SECURITIES TRANSACTIONS

During the year ended December 31, 2006, cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments, were:

                         AMERIGO           CLERMONT              BEROLINA
                            FUND               FUND                  FUND
-------------------------------------------------------------------------
Purchases          $ 763,235,674       $224,692,620         $  21,383,991
Sales              $ 702,869,142       $236,474,171         $   1,422,549


18 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

--------------------------------------------------------------------------------

6. SHARE TRANSACTIONS

The Trust is authorized to distribute an unlimited number of no par value shares. Transactions in shares for the years presented were:

                                                       PURCHASED THROUGH
                          SHARES PURCHASED           DIVIDEND REINVESTMENT
------------------------------------------------------------------------------
                       YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                             2006           2005           2006           2005
------------------------------------------------------------------------------
AMERIGO FUND            2,261,660      2,067,850        648,478         62,479
CLERMONT FUND             870,074      1,128,567        218,368         33,413
BEROLINA FUND*            795,434             --          5,791             --

                                                            NET SHARES
                           SHARES REDEEMED             PURCHASED (REDEEMED)
------------------------------------------------------------------------------
                       YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                             2006           2005           2006           2005
------------------------------------------------------------------------------
AMERIGO FUND             (761,470)      (428,242)     2,148,668      1,702,087
CLERMONT FUND          (1,445,292)      (655,344)      (356,850)       506,636
BEROLINA FUND*            (18,989)            --        782,236             --

*     SINCE THE COMMENCEMENT OF OPERATIONS: NOVEMBER 10, 2006


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 19

------------------------------------------------------------------------------

7. PORTFOLIO SECURITIES LOANED

The Trust lends its securities to approved brokers to earn additional income. Within this arrangement, the Trust acts as the lender, U.S. Bank acts as the agent, and other approved registered broker dealers act as the borrowers. The Trust receives cash collateral, valued at 100% of the value of the securities on loan, which is initially held in a segregated account at U.S. Bank. As agent, U.S. Bank may, for investment purposes, pool the Trust's collateral in joint accounts with cash collateral from one or more other securities lending customers of U.S. Bank. Under the terms of the Trust's securities lending agreement with U.S. Bank, cash collateral may be invested by U.S. Bank in certain high quality, liquid investments. At December 31, 2006, the pooled cash collateral investments consisted of repurchase agreements (46.45%), commercial paper (31.55%), corporate bonds (18.46%), and guaranteed investment contracts (3.54%). Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Although the collateral mitigates risk, the Trust could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Trust has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table represents a breakdown of the collateral, its rates and maturities. Each fund participating in the security lending program retains a pro rata amount of the collateral proportionate to its amount of securities on loan.

SECURITY LENDING CASH COLLATERAL

                                                              COST   MARKET VALUE    REPURCHASE DATE
-----------------------------------------------------------------------------------------------------
REPO                                                                         46.45%
-----------------------------------------------------------------------------------------------------
Rates
 5.36%   Greenwich Capital Markets, Inc.             $ 300,000,000  $  300,000,000          01/02/07
 5.38    Morgan Stanley                                296,000,000     296,000,000          01/02/07
 5.41    Bear Stearns Companies, Inc.                   50,000,000      50,000,000          01/02/07
 5.32    Credit Suisse First Boston                     10,000,000      10,000,000          01/02/07
                                                                    --------------
        TOTAL                                                       $  656,000,000
                                                                    ==============
                                                                                            MATURITY
                                                                                            --------
COMMERCIAL PAPER                                                             31.55%
-----------------------------------------------------------------------------------------------------
Rates
 5.39%   Fenway Funding, LLC                         $  66,959,874  $   67,000,000          01/02/07
 5.37    KKR Atlantic Funding Trust                     64,768,167      64,808,900          01/22/07
 5.36    Rams Funding, LLC                              57,699,447      57,923,440          01/11/07
 5.42    Antalis Funding                                53,920,718      54,010,000          01/02/07
 5.40    Ocala Funding, LLC                             49,858,028      49,890,000          01/17/07
 5.33    Concord Minutemen Capital Company, LLC         40,000,000      40,000,000          01/08/07
 5.35    Lakeside Funding, LLC                          30,000,000      30,000,000          01/08/07
 5.33    Concord Minutemen Capital Company, LLC         28,000,000      28,000,000          01/12/07
 5.35    Thornburg Mortgage Capital Resources, LLC      19,820,389      19,917,800          01/30/07
 5.38    Rams Funding, LLC                              12,934,314      12,961,780          01/22/07
 5.36    Thornburg Mortgage Capital Resources, LLC      10,949,418      10,974,150          01/18/07
 5.34    Thornburg Mortgage Capital Resources, LLC       9,952,800      10,000,000          01/02/07
                                                                    --------------
        TOTAL                                                       $  445,486,070
                                                                    ==============
FIXED INCOME                                                                 18.46%
-----------------------------------------------------------------------------------------------------
Rates
 5.36%   PYXIS Master Trust                          $  50,000,000  $   50,000,000          11/20/09
 5.35    Leafs, LLC                                     49,635,317      49,635,317          01/22/07
 5.39    Allstate Life Global Funding                   40,012,000      40,012,000          02/15/08
 5.50    Premium Asset Trust                            25,000,000      25,000,000          08/01/07
 5.40    Bayerische Landsbank                           20,008,800      20,008,800          02/22/08
 5.40    HBOS Treasury Services, PLC                    20,008,600      20,008,600          02/01/08
 5.42    Northlake, CDO                                 20,000,000      20,000,000          03/06/33
 5.44    Duke Funding, Ltd.                             20,000,000      20,000,000          04/08/39
 5.45    Metlife Global Funding                         16,006,720      16,006,720          01/28/08
                                                                    --------------
        TOTAL                                                       $  260,671,437
                                                                    ==============


20 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

                                                                  COST       MARKET VALUE            MATURITY
-------------------------------------------------------------------------------------------------------------
GUARANTEED INVESTMENT CONTRACT                                                       3.54%
-------------------------------------------------------------------------------------------------------------
Rates
  5.45% ING USA                                           $ 50,000,000   $     50,000,000            02/26/07
                                                                         ----------------
        TOTAL                                                            $     50,000,000
                                                                         ================

MUTUAL FUNDS/MONEY MARKETS                                                           0.00%
-------------------------------------------------------------------------------------------------------------
Cash                                                                     $             66                 N/A

                                                                SHARES
-------------------------------------------------------------------------------------------------------------
AIM Short Term Liquid Asset Fund                                    21   $             21                 N/A
                                                                         ----------------
        TOTAL                                                            $             87
                                                                         ================
                                                                                  100.000%
                                                                         ================
GRAND TOTAL                                                              $  1,412,157,594
=============================================================================================================

As of December 31, 2006, the collateral for the repurchase agreements in the joint account was as follows:

RANGE OF RATES   SECURITY TYPE                               PAR VALUE    MARKET VALUE              MATURITY
------------------------------------------------------------------------------------------------------------
0.000% - 5.467%  Collateralized Mortgage Obligations   $ 3,469,660,953   $ 623,374,062   08/15/16 - 03/15/45
0.000% - 9.925%  Residential Whole Loans                    41,415,193      53,022,375   03/15/12 - 09/07/36
0.010% - 5.625%  Subordinated Notes                         44,971,310       3,788,769   06/13/16 - 02/18/27
     1.001%      Ginnie Mae                                 10,282,278          99,679       02/17/31
                                                                         -------------
                                                                         $ 680,284,885
                                                                         =============

At December 31, 2006 the following Funds participated in securities lending and received cash collateral:

                                                                        VALUE OF
FUND                                        CASH COLLATERAL    SECURITIES LOANED
--------------------------------------------------------------------------------
Amerigo Fund                                $   121,267,270    $     118,091,297
Clermont Fund                                    38,663,265           37,581,771

8. NEW ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

On September 15, 2006, the FASB released Statement Financial Accounting Standard No. 157 ("FAS 157") Fair Value Measurement which provided enhanced guidance for using fair value to measure assets and liabilities. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity's financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. Adoption of FAS 157 is required for fiscal years beginning after November 15, 2007. The standard is not expected to materially impact the Funds' financial statements.


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 21

REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of Rydex Variable Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Amerigo Fund, Berolina Fund and Clermont Fund (three of the funds of the Rydex Variable Trust, hereafter referred to as the "Funds") at December 31, 2006, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland

February 23, 2007


22 |  THE RYDEX VARIABLE TRUST ANNUAL REPORT

OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

TAX INFORMATION

This information is being provided as required by the Internal Revenue Code. Amounts shown may differ from those elsewhere in the report because of differences in tax and financial reporting practices.

The Funds' distributions to shareholders included:

                                                AMERIGO      CLERMONT   BEROLINA
                                                   FUND          FUND       FUND
--------------------------------------------------------------------------------
From short-term capital gains:              $ 3,449,613   $ 1,289,343   $     --
From long-term capital gains,
   subject to the 15% rate gains category:   19,467,796     3,081,826         --

From return of capital:                              --            --      1,608

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES INFORMATION

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC's website at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1-800-820-0888.

RYDEX INVESTMENTS BOARD REVIEW AND APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 (the "1940 Act") requires that the initial approval of, as well as the continuation of, a fund's investment advisory agreement be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund's trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the "SEC") takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Rydex Variable Trust Board of Trustees (the "Board") calls and holds one meeting each year that is dedicated to considering whether to renew the investment advisory agreement between Rydex Variable Trust (the "Trust") and PADCO Advisors II, Inc., which does business under the name Rydex Investments ("Rydex Investments"), (the "Advisory Agreement") with respect to existing funds in the Trust, including the funds discussed in this Annual Report (each a "Fund" and collectively, the "Funds"), and to reviewing certain other agreements pursuant to which Rydex Investments provides investment advisory services to certain other registered investment companies. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by Rydex Investments, including information about Rydex Investments' affiliates, personnel and operations. The Board also receives data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and performance. The Board also receives a memorandum from Fund counsel regarding the responsibilities of the Board for the approval of investment advisory agreements. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management, and participate in question and answer sessions with representatives of Rydex Investments.

At a meeting held on August 27 and 28, 2006, the Board approved the selection of Rydex Investments and the continuance of the Advisory Agreement for an additional one-year period, based on its review of qualitative and quantitative information provided by Rydex Investments. The Board's approval of the Advisory Agreement was based on consideration and evaluation of a variety of specific factors discussed at that meeting and at prior meetings, including:

      NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY RYDEX INVESTMENTS

      The Board reviewed the scope of services to be provided by Rydex Investments under the Advisory Agreement and noted that there would be no significant differences between the scope of services required to be provided by Rydex Investments for the past year and the scope of services required to be provided by Rydex Investments for the upcoming year. In reviewing the scope of services provided to the Funds by Rydex Investments, the Board reviewed and discussed Rydex Investments' investment experience, noting that Rydex Investments and its affiliates have committed significant resources over time to the support of the Funds. The Board also considered Rydex Investments' compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that Rydex Investments provides information regarding the portfolio management and compliance to the Board on a periodic basis in connection with regularly scheduled meetings of the Board. In addition to the above considerations, the Board reviewed and considered Rydex Investments' investment processes and strategies, and matters related to Rydex Investments' portfolio transaction policies and


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 23

OTHER INFORMATION (UNAUDITED)(CONCLUDED)
--------------------------------------------------------------------------------

      procedures. In particular, the Board noted the substantial volume of portfolio trades and shareholder transaction activity, in general, processed by Rydex Investments due to the unlimited exchange policy of the majority of the Funds. The Board further noted that the Funds have met their investment objectives consistently since their relevant inception dates. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by Rydex Investments to the Funds under the Advisory Agreement were appropriate and continued to support the Board's original selection of Rydex Investments as investment adviser to the Funds.

      FUND EXPENSES AND PERFORMANCE OF THE FUNDS AND RYDEX INVESTMENTS

      The Board reviewed statistical information prepared by Rydex Investments regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other funds registered under the 1940 Act determined by Rydex Investments to comprise each Fund's applicable peer group. Because few funds seek to provide unlimited exchange privileges similar to those of the Funds (other than the Commodities Fund, Multi-Cap Core Equity Fund, Sector Rotation Fund, Absolute Return Strategies Fund, and Hedged Equity Fund), each Fund's applicable peer group is generally limited to the funds of two unaffiliated mutual fund families. In addition, the Board reviewed statistical information prepared by Rydex Investments relating to the performance of each Fund, as well as each Fund's ability to successfully track its benchmark over time, and a comparison of each Fund's performance to funds with similar investment objectives for the same periods and to appropriate indices/benchmarks, in light of total return, yield and market trends. The Board further noted that despite the unique nature of the Funds, the peer fund information presented to the Board was meaningful because the peer funds' investment objectives and strategies were closely aligned with those of the Funds. The Board noted that most of the Funds either outperformed their peer funds or performed in line with them over relevant periods. The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than or in line with the investment advisory fee rates and overall expenses of the peer funds. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Funds, as managed by Rydex Investments, as compared to the investment advisory fees and expense levels and performance of the peer funds, were satisfactory for the purposes of approving the continuance of the Advisory Agreement.

      COSTS OF SERVICES PROVIDED TO THE FUNDS AND PROFITS REALIZED BY RYDEX INVESTMENTS AND ITS AFFILIATES

      The Board reviewed information about the profitability of the Funds to Rydex Investments based on the advisory fees payable under the Advisory Agreement for the last calendar year. Rydex Investments also presented the Board with material discussing its methodology for determining the level of advisory fees assessable to the Funds. The Board analyzed the Funds' expenses, including the investment advisory fees paid to Rydex Investments. The Board also reviewed information regarding direct revenue received by Rydex Investments and ancillary revenue received by Rydex Investments and/or its affiliates in connection with the services provided to the Funds by Rydex Investments (as discussed below) and/or its affiliates. The Board also discussed Rydex Investments' profit margin as reflected in Rydex Investments' profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits to be realized by Rydex Investments and its affiliates under the Advisory Agreement and from other relationships between the Funds and Rydex Investments and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

      ECONOMIES OF SCALE

      In connection with its review of the Funds' profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds' asset levels. The Board noted that the Advisory Agreement for the Funds did not provide for any breakpoints in the investment advisory fee rates as a result of increases in the asset levels of such Funds. The Board also noted that though Rydex Investments' assets under management were significant, the amount is spread among more than 95 Funds. Further limiting the realization of economies of scale is the ability of shareholders of the majority of the Funds to engage in unlimited trading. The Board also reviewed Rydex Investments' historic profitability as investment adviser to the Funds and determined that reductions in fee rates or additions of breakpoints were not warranted at this juncture. Based on this review, the Board, recognizing its responsibility to consider this issue at least annually, concluded that there are limited economies of scale to share with the Funds' shareholders.

      OTHER BENEFITS TO RYDEX INVESTMENTS AND/OR ITS AFFILIATES

      In addition to evaluating the services provided by Rydex Investments, the Board also considered the nature, extent, quality and cost of the administrative, distribution, and shareholder services performed by Rydex Investments' affiliates under separate agreements. The Board noted that Rydex Investments reports its use of soft dollars to the Board on a quarterly basis, as well as any portfolio transactions on behalf of the Funds placed through an affiliate of the Funds or Rydex Investments pursuant to Rule 17e-1 under the 1940 Act. Based on its review, the Board concluded that the nature and quality of the services provided by Rydex Investments' affiliates to the Trust will benefit the Funds' shareholders, and that any ancillary benefits would not be disadvantageous to the Funds' shareholders, particularly in light of the Board's view that the Funds' shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment strategies and services.

Based on the above analysis, the Board determined that the Advisory Agreement, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Funds and their shareholders to continue the Advisory Agreement.


24 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 1-800-820-0888.

All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.

TRUSTEES AND OFFICERS

                                             LENGTH OF SERVICE
  NAME, POSITION AND                            AS TRUSTEE                         NUMBER OF
     YEAR OF BIRTH                             (YEAR BEGAN)                      FUNDS OVERSEEN
-------------------------            --------------------------------         --------------------
CARL G. VERBONCOEUR*                    Rydex Series Funds - 2004                    146
Trustee, President (1952)              Rydex Variable Trust - 2004
                                       Rydex Dynamic Funds - 2004
                                         Rydex ETF Trust - 2004

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Chief Executive Officer and Treasurer of Rydex Specialized Products, LLC (2005 to present); Chief Executive Officer of Rydex Investments and Rydex Distributors, Inc. (2003 to present); Executive Vice President of Rydex Investments (2000 to 2003)

                                     --------------------------------

MICHAEL P. BYRUM*                       Rydex Series Funds - 2005                    146
Trustee, Vice President                Rydex Variable Trust - 2005
(1970)                                  Rydex Dynamic Funds - 2005
                                          Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Secretary of Rydex Specialized Products, LLC (2005 to present); Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); Vice President of Rydex ETF Trust (2002 to present); President and Trustee of Rydex Capital Partners SPhinX Fund (2003 to 2006); President of Rydex Investments (2004 to present); Chief Operating Officer of Rydex Investments and Rydex Distributors, Inc. (2003 to
2004)
--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

                                             LENGTH OF SERVICE
  NAME, POSITION AND                            AS TRUSTEE                         NUMBER OF
     YEAR OF BIRTH                             (YEAR BEGAN)                      FUNDS OVERSEEN
-------------------------            --------------------------------         --------------------
JOHN O. DEMARET                         Rydex Series Funds - 1997                     139
Trustee, Chairman of the               Rydex Variable Trust - 1998
Board (1940)                            Rydex Dynamic Funds - 1999
                                          Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired

                                     --------------------------------

COREY A. COLEHOUR                       Rydex Series Funds - 1993                     139
Trustee (1945)                         Rydex Variable Trust - 1998
                                        Rydex Dynamic Funds - 1999
                                          Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2006 to present); Owner and President of Schield Management Company, registered investment adviser (2005 to 2006); Senior Vice President of Marketing and Co-Owner of Schield Management Company, registered investment adviser (1985 to 2005)

                                     --------------------------------

J. KENNETH DALTON                       Rydex Series Funds - 1995                     139
Trustee (1941)                         Rydex Variable Trust - 1998
                                        Rydex Dynamic Funds - 1999
                                          Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Mortgage Banking Consultant and Investor, The Dalton Group

                                     --------------------------------


                                     THE RYDEX VARIABLE TRUST ANNUAL REPORT | 25

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (UNAUDITED)(CONCLUDED)
--------------------------------------------------------------------------------

                                             LENGTH OF SERVICE
  NAME, POSITION AND                            AS TRUSTEE                         NUMBER OF
     YEAR OF BIRTH                             (YEAR BEGAN)                      FUNDS OVERSEEN
-------------------------            --------------------------------         ------------------
WERNER E. KELLER                        Rydex Series Funds - 2005                     139
Trustee (1940)                         Rydex Variable Trust - 2005
                                       Rydex Dynamic Funds - 2005
                                         Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2001 to present); Chairman, Centurion Capital Management (1991 to 2001)

                                     --------------------------------

THOMAS F. LYDON, JR.                    Rydex Series Funds - 2005                     139
Trustee (1960)                         Rydex Variable Trust - 2005
                                       Rydex Dynamic Funds - 2005
                                         Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: President, Global Trends
Investments

                                     --------------------------------

PATRICK T. MCCARVILLE                   Rydex Series Funds - 1997                     139
Trustee (1942)                         Rydex Variable Trust - 1998
                                       Rydex Dynamic Funds - 1999
                                         Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Founder and Chief Executive Officer, Par Industries, Inc.

                                     --------------------------------

ROGER SOMERS                            Rydex Series Funds - 1993                     139
Trustee (1944)                         Rydex Variable Trust - 1998
                                       Rydex Dynamic Funds - 1999
                                         Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Owner, Arrow Limousine
--------------------------------------------------------------------------------

EXECUTIVE OFFICERS

NAME, POSITION AND                                             PRINCIPAL OCCUPATIONS
    YEAR OF BIRTH                                              DURING PAST FIVE YEARS
-------------------------                                     ---------------------------
NICK BONOS*                                Chief Financial Officer of Rydex Specialized Products, LLC (2005 to
Vice President and Treasurer (1963)        present); Vice President and Treasurer of Rydex Series Funds,
                                           Rydex Variable Trust, Rydex Dynamic Funds, and Rydex ETF Trust
                                           (2003 to present); Senior Vice President of Rydex Investments
                                           (2003 to present); Vice President and Treasurer of Rydex Capital
                                           Partners SPhinX Fund (2003 to 2006); Vice President of Accounting
                                           of Rydex Investments (2000 to 2003)

JOANNA M. HAIGNEY*                         Chief Compliance Officer Rydex Series Funds, Rydex Variable
Chief Compliance Officer and               Trust, and Rydex Dynamic Funds (2004 to present); Secretary of
Secretary (1966)                           Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic
                                           Funds (2000 to present); Secretary of Rydex ETF Trust (2002 to present); Vice President of Compliance of Rydex Investments
                                           (2000 to present); Secretary of Rydex Capital Partners SPhinX
                                           Fund (2003 to 2006)

JOSEPH ARRUDA*                             Assistant Treasurer of Rydex Series Funds, Rydex Variable Trust,
Assistant Treasurer (1966)                 Rydex Dynamic Funds, Rydex ETF Trust (2006); Vice President of
                                           Rydex Investments (2004 to present); Director of Accounting of
                                           Rydex Investments (2003 to 2004); Vice President of Mutual Funds,
                                           State Street Bank & Trust (2000 to 2003)

PAULA BILLOS*                              Controller of Rydex Series Funds, Rydex Variable Trust, Rydex
Controller (1974)                          Dynamic Funds, Rydex ETF Trust (2006); Director of Fund
                                           Administration of Rydex Investments (2001 to present)

* OFFICERS OF THE FUND ARE DEEMED TO BE "INTERESTED PERSONS" OF THE TRUST, WITHIN THE MEANING OF SECTION 2(a)(19) OF THE 1940 ACT, INASMUCH AS THIS PERSON IS AFFILIATED WITH THE ADVISOR.


26 | THE RYDEX VARIABLE TRUST ANNUAL REPORT

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

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

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

                [LOGO] RYDEXINVESTMENTS
       ESSENTIAL FOR MODERN MARKETS(TM)

       9601 Blackwell Road, Suite 500
       Rockville, MD 20850
       www.rydexinvestments.com
       800.820.0888
       RVAAO-2-1206 x1207

ITEM 2. CODE OF ETHICS.

The Board of Trustees of the Trust has adopted a Combined Code of Ethics (the "Code") pursuant to Rule 17j-1 under the 1940 Act. The Advisor and Distributor are also covered by the Code. The Code applies to the personal investing activities of trustees, directors, officers, and certain employees ("access persons"). Rule 17j-1 and the Code are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Code, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. No substantive amendments were approved or waivers were granted to the Code during the period covered by this report. The Code is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

While the members of the audit committee have many years of experience in business and finance, including working with fund financial statements and auditors, they do not feel that the background and experience of any single member would meet the qualifications necessary to be a "financial expert" as that term is defined by the Securities and Exchange Commission. Nonetheless, the committee has determined that, together, its collective financial experience and expertise makes an individual financial expert unnecessary at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)-(d) The aggregate Audit Fees billed by PricewaterhouseCoopers LLP ("PwC"), the Trust's principal accountant, for the audit of the annual financial statements in connection with statutory and regulatory filings for the fiscal years ended December 31, 2006 and December 31, 2005 were $896,832 and $557,100, respectively. The aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning, including preparation of tax returns and distribution assistance, for the fiscal years ended December 31, 2006 and December 31, 2005 were $1,500 and $347,900, respectively.

(e) The audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment advisor, and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such service is required between regularly scheduled audit committee meetings, the chairman of the audit committee, J. Kenneth Dalton, is authorized to pre-approve the service with full committee approval at the next scheduled meeting. There shall be no waivers of the pre-approval process. No services described in
(b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for the most recent fiscal year and the preceding fiscal year for services rendered to the registrant, the investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant were $30,000 and $40,000, respectively. These aggregate fees were less than the aggregate fees billed for the same periods by the registrant's principal accountant for audit services rendered to the registrant, the investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. As such, the audit committee has considered these services in maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.CONTROLS AND PROCEDURES.

(a) Based on their evaluation on March 9, 2007, the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex Variable Trust (the "Trust") believe that there were no significant deficiencies in the design or operation of the internal controls of the Trust or Rydex Investments ("RI"), the investment advisor and manager of the Trust, or Rydex Distributors, Inc. ("RD"), which acts as distributor for the Trust, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) which would have adversely affected the ability of the Trust or RI on behalf of the Trust, to record, process, summarize, and report the subject matter contained in this Report.

There was no fraud, whether or not material, involving officers or employees of RI, RD or the Trust who have a significant role in the Trust's internal controls, including disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940) that has come to the attention of the Advisor or the officers of the Trust, including its President and Treasurer.

(b) There were no significant changes in the Trust's or RI's internal controls over financial reporting, (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b) A certification by the registrant's President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2 (b) under the Act (17 CFR 270.30a-2(b)) is attached.

                                                                 EX.-12(a)(2)(i)



                                  CERTIFICATION



I, Carl G. Verboncoeur, certify that:

1. I have reviewed this report on Form N-CSR of Rydex Variable Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of trustees:

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.




By: /s/ Carl G. Verboncoeur
    -----------------------
    Carl G. Verboncoeur,
    President

Date: March 9, 2007

                                                                EX.-12(a)(2)(ii)

                                  CERTIFICATION



I, Nick Bonos, certify that:

1. I have reviewed this report on Form N-CSR of Rydex Variable Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of trustees:

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.





By: /s/ Nick Bonos
    ----------------------------
    Nick Bonos,
    Vice President and Treasurer

Date: March 9, 2007

                                                                    EX. 12(b)(i)

                                  CERTIFICATION



I, Carl G. Verboncoeur, President of Rydex Variable Trust (the "Trust"), certify that:

         1. The Form N-CSR of the Trust (the "Report") fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

         2. The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.



A signed original of this written statement required by Section 906 has been provided to the Trust and will be retained by the Trust and furnished to the Securities and Exchange Commission or its staff upon request.



By: /s/ Carl G. Verboncoeur
    -----------------------
    Carl G. Verboncoeur,
    President

Date: March 9, 2007

                                                                   EX. 12(b)(ii)

                                  CERTIFICATION



I, Nick Bonos, Vice President and Treasurer of Rydex Variable Trust (the "Trust"), certify that:

         1. The Form N-CSR of the Trust (the "Report") fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

         2. The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.



A signed original of this written statement required by Section 906 has been provided to the Trust and will be retained by the Trust and furnished to the Securities and Exchange Commission or its staff upon request.





By: /s/ Nick Bonos
    ----------------------------
    Nick Bonos,
    Vice President and Treasurer

Date: March 9, 2007

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Rydex Variable Trust
           ---------------------------------------------------------------------

By (Signature and Title)*    /s/ Carl G. Verboncoeur
                       ---------------------------------------------------------
                             Carl G. Verboncoeur, President

Date: March 9, 2007
    ----------------------------------------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Carl G. Verboncoeur
                         -------------------------------------------------------
                             Carl G. Verboncoeur, President

Date: March 9, 2007
    ---------------------------------------------------------------------------

By (Signature and Title)*    /s/ Nick Bonos
                         -------------------------------------------------------
                             Nick Bonos, Vice President and Treasurer

Date: March 9, 2007
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.